UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis
, Minnesota 55415
(Address of principal executive offices) (Zip code)

John D. Jackson
Assistant Secretary
Thrivent Series Fund, Inc.
625 Fourth Avenue South
Minneapolis
, Minnesota 55415
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 844-7190
Date of fiscal year end: December 31
Date of reporting period:  December 31, 2019

Item 1. Report to Stockholders

[
Insert shareholder report]

Item 2. Code of Ethics
As of the end of the period covered by this report, registrant has adopted a code of ethics (as defined in Item 2 of Form N-CSR) applicable to registrant’s Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer.  No waivers were granted to such code of ethics during the period covered by this report.  A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert
Registrant’s Board of Directors has determined that Robert J. Chersi, an independent director, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a)  Audit Fees

The aggregate fees billed by registrant’s independent public accounts, PricewaterhouseCoopers LLP (“PwC”), for each of the last two complete fiscal years and the fiscal period covered by this report for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $1,166,127 for the year ended December 31, 2018 and $462,910 for the year ended December 31, 2019.

(b)  Audit-Related Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services which are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 for the fiscal year ended December 31, 2018 and $0 for the year ended December 31, 2019.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $0 for the year ended
December 31, 2018 and $0 for the year ended December 31, 2019.

(c)  Tax Fees

The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice, and tax planning services were $118,868 for the year ended December 31, 2018 and $129,823 for the year ended December 31, 2019.  These fees include payments for tax return compliance services, excise distribution review services and other tax related matters.  The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended December 31, 2018 and $0 for the year ended December 31, 2019.

(d)  All Other Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for products and services provided other than the services reported in paragraphs (a) through (c) of this item were $0 for the year ended December 31, 2018 and $0 for the year ended December 31, 2019.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for products and services provided other than the services reported in paragraphs (a) through (c) of this item were $23,550 for the year ended December 31, 2018 and $3,600 for the year ended December 31, 2019.  The 2018 payments were for access to a PwC-sponsored online library that provides interpretive guidance regarding U.S. and foreign accounting standards and for fees related to the merger of certain series of Thrivent Mutual Funds and certain series Thrivent Series Fund, Inc. The 2019 payments were for access to a PwC-sponsored online library that provides interpretive guidance regarding U.S. and foreign accounting standards.    These figures are also reported in response to item 4(g) below.

(e)

Registrant’s audit committee charter, adopted in February 2010, provides that the audit committee (comprised of the independent Directors of registrant) is responsible for pre‑approval of all auditing services performed for the registrant.  The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant.  In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting.  Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)  Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended December 31, 2019, were for work performed by persons other than full-time permanent employees of PwC.

(g)  The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending December 31, 2018 and December 31, 2019 were $23,550 and $3,600, respectively.  These figures are also reported in response to item 4(d) above.

(h)  Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5. Audit Committee of Listed Registrants
            Not applicable.

Item 6. Investments
(a)

Registrant’s Schedule of Investments/Summary Schedule of Investments is included in the report to shareholders filed under Item 1. Where the registrant included a Summary Schedule of Investments in the report to shareholders filed under Item 1, the registrant has filed a Schedule of Investments under this Item.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
            Companies
            Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies
            Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
            Purchasers.
            Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a) Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies
              Not applicable

Item 13. Exhibits

(
a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE attached hereto.

(a)(2)   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)   Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)   Change in the registrant’s independent public accountant: Not applicable

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  February 28, 2020                                             THRIVENT SERIES FUND, INC.

                                                                                    By:
  /s/ David S. Royal
                                                                                            David S. Royal
                                                                                            President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  February 28, 2020                                             By:   /s/ David S. Royal
                                                                                            David S. Royal
                                                                                            President and Chief Investment Officer
                                                                                            (principal executive officer)

Date:  February 28, 2020                                             By:   /s/ Gerard V. Vaillancourt
                                                                                            Gerard V. Vaillancourt
                                                                                            Treasurer and Principal Accounting Officer
                                                                                            (principal financial officer)

DECEMBER 31, 2019
THRIVENT SERIES FUND, INC.
ANNUAL REPORT
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Portfolio’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Portfolio’s website ( ThriventPortfolios.com ), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by enrolling at Thrivent.com /
gopaperless.
You may elect to receive all future shareholder reports in paper free of charge. You can call 800-847-4836 to let us know you wish to continue receiving paper copies of your shareholder reports. Your election to receive shareholder reports in paper will apply to all portfolios held in your insurance company separate account.

Table of Contents
Letter from the President 2
Letter from the Chief Investment Officer 4
Portfolio Perspectives
Thrivent Aggressive Allocation Portfolio
6
Thrivent All Cap Portfolio
8
Thrivent Balanced Income Plus Portfolio
10
Thrivent Diversified Income Plus Portfolio
12
Thrivent Global Stock Portfolio
14
Thrivent Government Bond Portfolio
16
Thrivent High Yield Portfolio
18
Thrivent Income Portfolio
20
Thrivent International Allocation Portfolio
22
Thrivent Large Cap Growth Portfolio
24
Thrivent Large Cap Index Portfolio
26
Thrivent Large Cap Value Portfolio
28
Thrivent Limited Maturity Bond Portfolio
30
Thrivent Low Volatility Equity Portfolio
32
Thrivent Mid Cap Index Portfolio
34
Thrivent Mid Cap Stock Portfolio
36
Thrivent Moderate Allocation Portfolio
38
Thrivent Moderately Aggressive Allocation Portfolio
40
Thrivent Moderately Conservative Allocation Portfolio
42
Thrivent Money Market Portfolio
44
Thrivent Multidimensional Income Portfolio
46
Thrivent Opportunity Income Plus Portfolio
48
Thrivent Partner Emerging Markets Equity Portfolio
50
Thrivent Partner Growth Stock Portfolio
52
Thrivent Partner Healthcare Portfolio
54
Thrivent Real Estate Securities Portfolio
56
Thrivent Small Cap Growth Portfolio
58
Thrivent Small Cap Index Portfolio
60
Thrivent Small Cap Stock Portfolio
62
Shareholder Expense Example 64
Report of Independent Registered Public Accounting
Firm 67
Summary Schedule of Investments/Schedule of
Investments
Thrivent Aggressive Allocation Portfolio
69
Thrivent All Cap Portfolio
75
Thrivent Balanced Income Plus Portfolio
78
Thrivent Diversified Income Plus Portfolio
87
Thrivent Global Stock Portfolio
97
Thrivent Government Bond Portfolio
102
Thrivent High Yield Portfolio
107
Thrivent Income Portfolio
112
Thrivent International Allocation Portfolio
119
Thrivent Large Cap Growth Portfolio
126
Thrivent Large Cap Index Portfolio
128
Thrivent Large Cap Value Portfolio
132
Thrivent Limited Maturity Bond Portfolio
135
Thrivent Low Volatility Equity Portfolio
142
Thrivent Mid Cap Index Portfolio
146
Thrivent Mid Cap Stock Portfolio
150
Thrivent Moderate Allocation Portfolio
153
Thrivent Moderately Aggressive Allocation Portfolio
162
Thrivent Moderately Conservative Allocation Portfolio
171
Thrivent Money Market Portfolio
180
Thrivent Multidimensional Income Portfolio
183
Thrivent Opportunity Income Plus Portfolio
191
Thrivent Partner Emerging Markets Equity Portfolio
199
Thrivent Partner Growth Stock Portfolio
202
Thrivent Partner Healthcare Portfolio
205
Thrivent Real Estate Securities Portfolio
209
Thrivent Small Cap Growth Portfolio
212
Thrivent Small Cap Index Portfolio
215
Thrivent Small Cap Stock Portfolio
219
Statement of Assets and Liabilities 222
Statement of Operations 228
Statement of Changes in Net Assets 234
Notes to Financial Statements 244
Financial Highlights 268
Additional Information 276
Board of Directors and Officers 282

2
Dear Shareholder:
2
This is a particularly interesting time in the stock market.
So, in addition to the more detailed economic commentary
below, I thought it might be helpful to make some high-level observations. There are some notable macroeconomic trends
at work currently and the consequences of these trends aren’t always intuitive.
When our Thrivent Financial investment team makes decisions
around asset allocation, particularly in our mixed-asset
portfolios, such as our Thrivent Asset Allocation and Thrivent
Income Plus Portfolios, we like to start with what we call the
“big rocks.” The big rocks are the high-level decisions we make that can have a major impact on investment performance.
In addition to our allocation between stocks and bonds (the
biggest “rock”), these decisions include our allocations to
large vs. small companies, growth vs. value, and domestic vs.
international stocks. We have a team of professionals who
produce a hundred or more pages of proprietary analysis that we review in detail every week.
I’ll start by discussing growth versus value. “Growth” stocks are stocks of companies that are growing more rapidly than
the overall market. Growth can be measured in a variety of
ways, such as earnings per share growth or growth in sales.
Because these companies are growing relatively quickly, the
market normally applies a higher value or “premium” to
growth stocks. Conversely, “value” stocks are those whose
valuations are lower than the overall market – as measured by, for example, the ratio of the share price to earnings.
Those of us old enough to remember the technology bubble
of 20 years ago might be inclined to think that growth stocks
(which still include many technology companies, like Facebook and Amazon) are inherently more risky or aggressive than value stocks. We might think that growth stocks would do better in a strong economy and value stocks would be a safer bet in a
weak economy. But perhaps counterintuitively, the opposite is more often true, especially in recent years. Generally, growth stocks have outperformed when the economy has been weak
and value stocks have struggled. Why?
When the economy is growing rapidly, inflation and interest
rates are generally expected to rise, so the value of the higher expected earnings of growth companies far out into the future has less value. Investors typically prefer value stocks that have higher earnings relative to their stock price currently. But when the economy slows (when interest rates and inflation
often decline), investors typically flock to growth stocks.
They're often willing to “pay up” for companies who still have solid growth projected because growth is scarce in a slowing economy.
The current economic expansion is now the longest on record.
But the expansion, while long in duration, has been slower than other recoveries from the past century. It’s taken us longer to regain the ground we lost in the Great Recession of 2008-2009.
Because growth in the economy has been slower than in past
recoveries, investors have been paying a significant premium for growth stocks. In fact, by some measures the valuation of growth stocks relative to value stocks is higher than it was even in the technology bubble of the late 1990’s.
We see a similar situation when we compare stocks of large
companies (“large cap stocks”) versus those of small companies
(“small cap stocks”). Small cap stocks tend to outperform in a strong and accelerating economy, whereas investors typically prefer the relatively safer large cap stocks in a slower economy.
Smaller companies tend to be more economically sensitive
both because they are often in more cyclical industries (e.g., banking and manufacturing) and also because they tend to
have less flexibility than bigger companies.
Small companies overall have more debt and less access to
capital markets than large companies. They may have less
ability to adjust to economic trends by investing in new
technologies. As we might expect, small cap stocks have
significantly underperformed large cap stocks in recent years.
We see the same picture in comparing international versus
domestic (U.S.) stocks. The total value or “market capitalization”
of U.S. stocks is at a historically high percentage of the global market capitalization. Investors globally have preferred
the U.S. to most other markets over the past decade. This is probably due in part to the fact that the U.S. has a much smaller portion of its economy dedicated to cyclical industries such as manufacturing, banking and commodity production and a
larger portion of its economy in growth-oriented technology
companies.
So, what does this all mean? Hopefully I’ve been able to weave together a common theme. Global economic growth has been
relatively weak over the past decade. And when that happens, investors tend to pile into stocks of companies that are big, growth-oriented and domestic. You may have heard the term
“FAANG” (Facebook, Amazon, Apple, Netflix and Google).
These are the types of companies that have outperformed in
recent years, and we’ve been fortunate to have had significant allocations to those stocks within some of our equity portfolios.
But nothing lasts forever. At some point, the market will
turn from its preference for big, growth-oriented U.S. stocks and start to favor smaller companies and value stocks, and
money will move into more cyclical economies globally. The
early signs of such a move could be a bottoming of the relative decline in cyclical industries such as manufacturing and
energy. These types of stocks would likely benefit from higher interest rates and a steepening yield curve (when long-term
rates are significantly higher than short-term rates, signaling an expectation of economic growth).
Trends like those we’ve seen over the past number of years
tend to persist for an extended period, but when they finally reverse, the new trend tends to last for quite a while. It can be painful to be early in anticipating a trend reversal. One could have said two years ago that small cap, value and international stocks were cheap, and it would have been a very disappointing past 24 months as big, growth-oriented and domestic stocks
continued to outperform. Our job as investment professionals

3
is not only to observe macroeconomic trends but also to seek to discover the catalysts for a trend reversal.
I can’t promise you we will always make the ideal investment decisions or that we’ll make them at exactly the right time. But
I can assure you that we are continually doing our homework
and digging deeply into macroeconomic conditions across the
globe. For me, personally, I find it fun and energizing to come to work every day. These are interesting times.
Sincerely,
David S. Royal
President and Chief Investment Officer
Thrivent Series Fund, Inc.
Before investing, consider the portfolio's investment objectives, risks, charges and expenses. Go to Thrivent.com for a prospectus containing this information and read it carefully.

4
Dear Shareholder:
4
In 2019, the U.S. stock market posted its biggest gain since
2013. The S&P 500® Index was up 28.88% for the year, from
2,506.85 to 3,230.78. The total return of the index (including dividends) was 31.49%. (The S&P 500 Index is a market-cap-
weighted index that represents the average performance of a
group of 500 large capitalization stocks.)
The Nasdaq Index also enjoyed a banner year, up 35.23% for
2019. (The Nasdaq – National Association of Securities Dealers
Automated Quotations – is an electronic stock exchange with
more than 3,300 company listings.)
The yield on 10-year U.S. Treasuries ended the year at 1.92%, which was down 0.76% for the year due in large part to three rate cuts by the Federal Reserve.
Economic Review
U.S. gross domestic product (GDP) growth, which is the
broadest measure of economic output, was moderate through
the first three quarters of 2019. GDP grew at a rate of 3.1% in the first quarter – rebounding from a slow fourth quarter of
2018 – followed by more modest growth of 2.0% in the second
quarter and 2.1% in the third quarter, according to the Bureau of Economic Analysis. The lower growth rate in the second
and third quarters was attributed to declines in both fixed
investment and business investment.
Employment has continued to rise at a steady clip, with
employers adding an average of about 180,000 new jobs per
month throughout 2019, according to the U.S. Bureau of Labor
Statistics. The unemployment rate ended the year at 3.5%,
which is near a 50-year low. Wages increased by 2.9% from a
year ago, ending the year at an average hourly rate of $28.32.
Retail sales for 2019 were up 3.6% from a year earlier,
according to the U.S. Department of Commerce. Motor vehicle
sales were up 4.0% and building material sales were up 0.6%.
The strongest growth area continued to be non-store retailers
(primarily online), which were up 13.1% from a year earlier.
Department store sales continued to suffer due to the surge in online sales – they were down 5.5% from 2018.
Oil prices edged up throughout the year after experiencing a steep drop in the fourth quarter of 2018 when the price of
West Texas Crude, grade of crude oil used as a benchmark, fell to $45.41 per barrel. The price of oil ended 2019 at $61.06 – a
34.46% increase for the year. The rebound was driven, in part, by improved economic growth expectations, OPEC cuts and
decelerating U.S. production growth.
Market Review
All 11 sectors of the S&P 500 Index were up for the year. Leading the way was Information Technology, up 50.29%, followed by
Communication Services, up 32.69%, Financials, up 32.13%,
and Industrials, up 29.37%. Other sectors with gains of more than 20% include Consumer Discretionary, Consumer Staples,
Health Care, Materials, Real Estate, and Utilities.
In addition to the strong U.S. stock market, the international market also rebounded in 2019 from an off year in 2018. For
2019, the MSCI EAFE Index, which tracks stocks in developed
markets in Europe, Asia and Australia, was up 18.44%.
The MSCI Emerging Markets Index, which tracks stocks in
developing economies, was up 18.42% for the year. The MSCI
World All Country Index (non-U.S.) rose 21.51%.
As market interest rates declined, bond prices moved up. The
Bloomberg Barclays U.S. Aggregate Bond Index, which tracks a broad range of investment-grade bonds, finished the year up
8.72%. The Bloomberg Barclays U.S. Corporate High Yield Bond
Index was up 14.32%, while the Bloomberg Barclays 1-3 Year
Government/Credit Bond Index gained 4.03% for the year.
Our Outlook
We expect the economy to improve slowly through 2020,
with growth stabilizing early in the new year and accelerating into the second half, buttressed by continued low inflation, low interest rates, strong consumer positions, and steady
employment gains.
For U.S. Treasury yields, we expect an upward drift from
current levels in intermediate and long-term rates. We expect the 10-year U.S. Treasury to remain in a range of 1.5% to 2.5%
versus the year-end 2019 level of 1.92%. The year-end rate
reflects a sharp increase in a relatively short time frame from the 1.46% low in September 2019 – a move that suggests that
the market anticipates a resurgence in economic growth.
For corporate earnings, we are projecting 5% to 10% growth in
2020, based on projected GDP growth of 1.8% to 2.0%, along
with about 2% inflation, and flat-to-marginal profit margin
expansion.
Although stock buybacks will still be significant in 2020,
they will likely be down from the past two years and will not provide the same buffer. Operating profit margins will be a key to getting to the top end of our earnings growth estimates – or beyond.
But we expect little or no increase in stock valuations (price/
earnings ratios), which means that market gains should roughly mirror earnings per share growth (projected in the 5% to 10%
range). Another 5% to 10% could be added to our estimated
2020 market gain expectations from an increase in valuation
multiple expansion to 20 times earnings from its current level of about 18 times earnings.
I want to thank you for continuing to trust us with your
investments and wish you a happy, successful and prosperous
2020.
Sincerely,
David S. Royal
President and Chief Investment Officer
Thrivent Series Fund, Inc.

Thrivent Aggressive Allocation Portfolio
6
David S. Royal, David R. Spangler, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, and Stephen D. Lowe, CFA,
Portfolio Co-Managers*
Thrivent Aggressive Allocation Portfolio seeks long-term capital growth.
Investment in Thrivent Aggressive Allocation Portfolio involves allocation, credit, derivatives, emerging markets, equity security, foreign currency, foreign securities, growth investing, high yield, interest rate, investment adviser, issuer, large cap, leveraged loan, liquidity, market, mid cap, other funds, quantitative investing, small cap, value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective February 28, 2019, David R. Spangler, CFA, replaced David C. Francis, CFA, as a portfolio manager of the Portfolio.
How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent Aggressive Allocation Portfolio earned a return of 25.34%, compared with the median return of its peer group, the
Lipper Mixed-Asset Target Allocation Aggressive Growth category, of 23.65%. The Portfolio’s market benchmarks, the S&P 500®
Index, the Bloomberg Barclays U.S. Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns,
earned returns of 31.49%, 8.72% and 21.51%, respectively.
What factors affected the Portfolio’s performance?
Following a significant pullback in domestic and international equity markets at the end of 2018, markets experienced a strong recovery in 2019. This year’s rally was led by more defensive and higher-quality areas of the market with large-cap growth stocks leading by substantial margins relative to small caps and value. Market factors such as momentum, growth, lower beta and lower volatility outperformed value, higher beta and higher volatility. During this period of significant market volatility, the Portfolio outperformed its peer group.
Although sector allocation decisions among the underlying portfolios generally benefited results, security selection by the managers detracted overall relative to their respective benchmarks. The Portfolio experienced positive results from sector allocations in domestic large- and small-cap stock portfolios, while sector exposures in mid caps and international detracted from performance. Security selection was negative among the large-cap value, large-cap growth, mid-cap core and international managers, while the small-cap core, small-cap value and mid-cap value managers added value from selection. Additionally, the low volatility strategy introduced to the Portfolio in early 2018 provided positive results from security selection in 2019.
Although no sectors represented more than 25% of net assets for the period, the Portfolio benefited from strong relative performance in Financials, Energy, Industrials and Health Care, while Consumer Discretionary, Communication Services and
Utilities negatively impacted performance.
As part of the management process, we employed derivatives to adjust the Portfolio’s exposures to various asset classes. At the asset allocation level, the Portfolio benefited from several of these tactics. While equity markets were materially declining at the end of 2018, we increased the Portfolio’s equity targets both in mid-December 2018 and early January 2019, which benefited performance as stocks recovered throughout 2019. However, a trade in February 2019 that reduced international developed equity exposure in favor of emerging markets equity negatively impacted performance. Throughout the reporting period, we consistently rebalanced the Portfolio to its asset class targets with favorable results.
Within the fixed-income market, interest rates fell significantly for the full year. The combination of lower interest rates and falling corporate credit spreads helped produce strong fixed-income market returns. The fixed-income portion of the Portfolio moderately underperformed the Bloomberg Barclays U.S. Aggregate Bond Index. Key drivers of the underperformance included an underweighting to corporate credit, which outperformed the index, and an overweighting to Treasuries. Also, securitized assets, including agency mortgage-back securities, underperformed. We used Treasury futures and mortgage options to help manage the fixed-income portfolio’s interest rate exposure.
What is your outlook?
Domestically, we expect the Federal Reserve to be dormant after lowering interest rates three times in 2019, and the yield curve to steepen as inflation and economic growth pick up in the second half of 2020. U.S. gross domestic product growth is expected to remain below 3%, which has traditionally provided a friendly environment for large-cap growth stocks. However, we expect a reduction in economic uncertainty, higher inflation and a steepening yield curve—combined with historic large/
small and growth/value disparities—will make small caps and value (especially cyclicals) superior relative bets in 2020.
Internationally, measures of economic activity, like purchasing managers’ indexes (PMIs), have turned positive. We expect this trend to broaden and continue, most quickly in Asia and more slowly in Europe. Also, global trade uncertainties are declining with Brexit happening at the end of January, a Phase 1 trade deal complementing improved economic trends in China, and a majority of central banks in the midst of easing. As a result, we have increased the Portfolio’s international exposures to approximately neutral levels versus their benchmarks, with overweightings to Europe and emerging markets. Going forward, we expect to continue to increase the Portfolio’s international exposures opportunistically. Additionally, we expect to reduce domestic growth exposure in favor of domestic value in anticipation of improving cyclical performance. Within fixed income, positioning is roughly neutral in terms of credit and interest rate exposures.

7
Portfolio Composition
(% of Portfolio)
Large Cap 35.5%
International 25.3%
Small Cap 14.3%
Short-Term Investments 9.2%
Mid Cap 6.7%
Investment Grade Debt 4.8%
Multi-Cap 3.6%
High Yield 0.6%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent International Allocation
Portfolio 8.9%
Thrivent Mid Cap Stock Portfolio 5.5%
Thrivent Large Cap Value Portfolio 4.6%
Thrivent Core International Equity Fund 4.3%
Thrivent Core Low Volatility Equity Fund 4.1%
Thrivent Global Stock Portfolio 3.7%
Thrivent Small Cap Stock Portfolio 3.2%
Microsoft Corporation 1.2%
U.S. Treasury Notes 1.0%
Amazon.com, Inc. 0.9%
These securities represent 37.4% of the total
net assets of the Portfolio.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio Composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
25.34% 9.33% 10.30%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is to represent the per-
formance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial. The product is not sponsored, endorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent All Cap Portfolio*
8
John T. Groton Jr., CFA, and Mathew D. Finn, CFA, Portfolio Co-Managers**
Thrivent All Cap Portfolio seeks long-term growth of capital.
Investment in the Thrivent All Cap Portfolio involves risks including equity security, ETF, futures contract, growth investing, investment adviser, issuer, large cap, market, mid cap, small cap, and value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective April 30, 2019, The Portfolio changed its name from Thrivent Partner All Cap Portfolio to Thrivent All Cap Portfolio, and
implemented changes to its investment strategies.
**Effective April 30, 2019, John T. Groton Jr., CFA, and Mathew D. Finn, CFA, replaced FIAM LLC, an affiliate of Fidelity Investments, as portfolio managers of the Portfolio.
How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent All Cap Portfolio earned a return of 30.27%, compared with the median return of its peer group, the Lipper Multi-Cap
Core category, of 28.82%. The Portfolio’s market benchmark, the S&P Composite 1500® Index, earned a return of 30.90%.
What factors affected the Portfolio’s performance?
We seek to minimize sector and capitalization size biases in the Portfolio; therefore, stock selection drove most of the outperformance versus the Lipper category. The Portfolio benefited from superior stock selection in eight of eleven sectors, led by Health Care, Energy, Industrials and Information Technology. Stock picks trailed the peers in the Utilities and
Communication Services sectors. Top performers in Information Technology included mega-cap software company Microsoft, as well as small-cap semiconductor company Lattice Semiconductor. Health Care was likewise supported by a diverse array of outperformers including large-cap company Medtronic and small-cap firm Horizon Therapeutics. Sector allocation is typically not a key driver, but did add some value in 2019.
Compared to the S&P 1500® Index, stock selection was positive. However, the Portfolio underperformed the index in part because of its cash position. Although the Portfolio held less than 1% cash, on average, over the period, it still resulted in underperformance because the index has no cash. In a market that is up more than 30%, holding any cash in the Portfolio is relatively detrimental. We typically try to maintain sector weights in the Portfolio that are similar to our Lipper peers. Versus the S&P 1500® Index, the Portfolio had lower sector weights in the outperforming Information Technology and Communication
Services sectors, which also detracted from its return.
What is your outlook?
As we enter 2020, it is important to note our investment process does not start with top-down macroeconomic or stock market valuation views. Economic growth, earnings revisions and growth, interest rates and valuation multiples are part of any investment mosaic; however, our analysts select securities by uncovering attractive investment ideas through bottom-up, fundamental research. The past year, and the past decade for that matter, provided many macroeconomic, political, interest rate, stock market advance/retreat and thematic surprises. We believe the same will be true going forward. We remain focused on delivering a market-cap neutral, near sector-neutral, cohesive portfolio of securities that capture the best ideas from the team.

9
Portfolio Composition
(% of Portfolio)
Common Stock 96.6%
Registered Investments
Companies 2.5%
Short-Term Investments 0.9%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 20.6%
Financials 14.3%
Health Care 12.9%
Consumer Discretionary 12.0%
Industrials 11.8%
Communications Services 5.6%
Consumer Staples 5.5%
Energy 4.8%
Real Estate 4.2%
Materials 3.3%
Top 10 Holdings
(% of Net Assets)
Microsoft Corporation 3.1%
Amazon.com, Inc. 2.3%
Apple, Inc. 2.2%
Facebook, Inc. 2.1%
UnitedHealth Group, Inc. 1.9%
Medtronic plc 1.7%
Walt Disney Company 1.7%
Booking Holdings, Inc. 1.6%
Visa, Inc. 1.6%
Johnson & Johnson 1.6%
These securities represent 19.8% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
30.27% 8.83% 11.21%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
*
The S&P Composite 1500
®
Index measures the performance of a group of 1500 publicly traded stocks. “S&P Composite 1500” is a trademark of The
McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial. The product is not sponsored, endorsed or promoted by Standard &
Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Balanced Income Plus Portfolio
10
Mark L. Simenstad, CFA, Noah J. Monsen, CFA, Stephen D. Lowe, CFA, David R. Spangler, CFA,  and Darren M. Bagwell CFA, Portfolio
Co-Managers*
Thrivent Balanced Income Plus Portfolio seeks long-term total return through a balance between income and the potential for long-
term capital growth.
Investment in Thrivent Balanced Income Plus Portfolio involves risks including allocation, convertible securities, credit, derivatives, emerging markets, equity security, ETF, foreign currency, foreign securities, high yield, interest rate, investment adviser, issuer, leveraged loan, liquidity, market, mortgage-backed and other asset-backed securities, other funds, portfolio turnover rate, preferred securities, quantitative investing, and sovereign debt risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective February 28, 2019, Darren M. Bagwell, CFA and David R. Spangler, CFA were named as portfolio managers of the Portfolio, and Gregory R. Anderson, CFA and Matthew D. Finn, CFA, no longer serve as portfolio managers of the Portfolio.
How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent Balanced Income Plus Portfolio earned a return of 17.11%, compared with the median return of its peer group, the
Lipper Mixed-Asset Target Allocation Moderate category, of 17.89%. The Portfolio’s market benchmarks, the MSCI World Index–
USD Net Returns, the Bloomberg Barclays U.S. Mortgage-Backed Securities Index, the S&P/LSTA Leveraged Loan Index, and the
Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, returned 27.67%, 6.35%, 8.64% and 15.18%, respectively.
What factors affected the Portfolio’s performance?
U.S. fixed income market gains were driven largely by the Federal Reserve’s (Fed’s) decision to cut short-term interest rates three times, which helped dampen fears that the economy might slide into a recession. Those rate cuts also cheered equity investors, as did indications that global trade tensions were beginning to ease toward the end of the year.
The yield on 10-year U.S. Treasury bonds fell to 1.92% by year-end versus 2.69% a year earlier. With rates negative in many areas of the world, including Japan and some countries in Europe, global demand for yield was strong and fixed-income mutual funds and exchange-traded funds experienced strong inflows of cash. Assets sensitive to interest rate changes, such as U.S. Treasury bonds and investment-grade corporate bonds, performed well, with the biggest gains coming at the longer end of the yield curve. High-yield bonds, which like equities tend to perform better when the economic outlook is improving, generated even stronger returns than investment-grade corporates.
Within its fixed-income holdings, the Portfolio benefited from strong returns on convertible and preferred securities. Security selection was accretive to returns in corporate credit, but a drag on returns for securitized assets, particularly agency mortgage-backed securities. However, an underweighting in securitized assets helped soften the negative impact. We used
Treasury futures and mortgage options to help adjust the Portfolio’s interest rate and yield curve exposure, positioning it for rising interest rates and a flatter Treasury yield curve. This had a net minimal impact on full-year returns.
Within the Portfolio’s domestic equity holdings, allocation decisions and security selection hindered performance in several areas, including large-cap growth, large-cap value and mid-cap core. However, security selection added to returns in the small-
cap core and multi-cap core sectors. The equity portfolio also benefited from exposure to financials and industrials, while all other sectors detracted from performance relative to benchmarks.
Within international equity holdings, a tilt toward smaller-cap stocks detracted from performance because larger-cap stocks performed better by a wide margin. Conversely, results benefited from an emphasis on low-volatility stocks, which outperformed high-volatility stocks, particularly during the market sell offs in May and August. Country allocations, including an underweighting to Italy and overweighting to Japan, slightly detracted from performance. Returns due to industry and sector allocations matched the benchmark, with gains from an underweighting in banks offset by losses due to underweighting of utilities and gold mining stocks. Although currency exposure was small, an underweighting to the euro proved beneficial.
Overall, the Portfolio underperformed its Lipper peer group largely due to the relative performance of the Portfolio's equity holdings.
We also employed derivatives to adjust the Portfolio’s exposures to various equity asset classes. In February, we reduced international developed market equity exposure in favor of emerging markets, which negatively impacted results.
What is your outlook?
Although we are beginning to see nascent evidence of a bottoming in global growth, we anticipate the Fed will stay on hold for some time. In the fixed-income markets, we will be more tactical in our approach, taking advantage of valuation dislocations because many segments are fair to richly valued. In international equity markets, we are focused on finding profitable companies with attractive valuations, positive price momentum, low volatility and high earnings quality. In U.S. equities, we have taken steps to moderate risk by moving closer to benchmark weights in terms of sector and market cap. With historically wide valuation and performance dispersion between defensives versus cyclicals, we may consider a measured shift toward pro-
cyclical assets, including European, emerging market, value and small-cap stocks.

11
Portfolio Composition
(% of Portfolio)
Common Stock 47.2%
Long-Term Fixed Income 23.5%
Bank Loans 14.2%
Registered Investment
Companies 8.0%
Short-Term Investments 5.8%
Preferred Stock 1.3%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 15.9%
Information Technology 11.3%
Consumer Discretionary 8.3%
Communications Services 7.8%
Consumer Staples 7.4%
Industrials 7.1%
Health Care 6.8%
Affiliated Registered Investment
Companies 6.7%
Materials 5.0%
Collateralized Mortgage
Obligations 4.4%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 6.7%
Microsoft Corporation 1.2%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.2%
Apple, Inc. 1.0%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 0.8%
Amazon.com, Inc. 0.7%
Cisco Systems, Inc. 0.6%
Johnson & Johnson 0.5%
Alphabet, Inc., Class A 0.5%
Bank of America Corporation 0.5%
These securities represent 13.7% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
17.11% 5.87% 8.24%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI World Index – USD Net Returns is an index that represents large and mid-cap stock performance across developed market countries through-
out the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Bloomberg Barclays U.S. Mortgage-Backed Securities Index (MBS) is formed by grouping the universe of over 600,000 individual fixed-rate U.S.
government agency MBS pools into approximately 3,500 generic types of securities.
*** The Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index covers the USD denominated, non-investment grade, Ba or B rated, fixed-rate, taxable corporate bond market. The index limits issuer exposures to a maximum 2%, redistributing excess market value index-wide on a pro-rata basis.
**** The S&P/LSTA Leveraged Loan Index is a market value-weighted index representing the performance of the universe of U.S. dollar-denominated, senior secured, syndicated term loans.
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Diversified Income Plus Portfolio
12
Mark L. Simenstad, CFA, Stephen D. Lowe, CFA, Noah J. Monsen, CFA, Darren M. Bagwell, CFA, and Gregory R. Anderson, CFA,  Portfo-
lio Co-Managers*
Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Investment in Thrivent Diversified Income Plus Portfolio involves risks including allocation, convertible securities, credit, derivatives, emerging markets, equity securities, ETF, foreign currency, foreign securities, high yield, interest rate, investment adviser, issuer, leveraged loan, liquidity, market, mortgage-backed and other asset-backed securities, other funds, portfolio turnover rate, preferred securities, and quantitative investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective February 28, 2019, Darren M. Bagwell, CFA replaced Matthew D. Finn, CFA as portfolio manager of the Portfolio.
How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent Diversified Income Plus Portfolio earned a return of 13.73%, compared with the median return of its peer group, the Lipper Mixed-Asset Target Allocation Conservative category, of 13.38%. The Portfolio’s market benchmarks, the MSCI
World Index–USD Net Returns, the Bloomberg Barclays U.S. Mortgage-Backed Securities Index, the S&P/LSTA Leveraged Loan
Index, and the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, returned 27.67%, 6.35%, 8.64% and 15.18%, respectively.
What factors affected the Portfolio’s performance?
In 2019, both the fixed income and equity market segments performed well. U.S. fixed income market gains were driven largely by the Federal Reserve’s (Fed’s) decision to cut short-term rates three times, which helped dampen fears that the economy might slide into a recession. Those rate cuts also cheered equity investors, as did indications that global trade tensions were beginning to ease toward year-end.
In the fixed-income markets, the yield on 10-year U.S. Treasury bonds fell to 1.92% by year-end versus 2.69% a year earlier. With rates negative in many areas of the world, including Japan and some countries in Europe, global demand for yield was strong and fixed-income mutual funds and exchange-traded funds experienced strong inflows of cash. Assets sensitive to interest rate changes, such as U.S. Treasury bonds and investment-grade corporate bonds, performed well, with the biggest gains coming at the longer end of the yield curve. High-yield bonds, which like equities tend to perform better when the economic outlook is improving, generated even stronger returns than investment-grade corporates.
Within its fixed-income holdings, the Portfolio benefited from strong returns on convertible and preferred securities. Security selection was accretive to returns in corporate credit, but a drag on returns for securitized assets, particularly agency mortgage-backed securities. However, an underweighting in securitized assets helped soften the negative impact. We used
Treasury futures and mortgage options to help adjust the Portfolio’s interest rate and yield curve exposure, positioning it for rising interest rates and a flatter Treasury yield curve. This had a net minimal impact on full-year returns. Overall, fixed-
income performance helped to explain the Portfolio’s better performance relative to its peer group.
Within the Portfolio’s domestic equity holdings, allocation decisions and security selection hindered performance in several areas, including large-cap growth, large-cap value and mid-cap core. However, security selection added to returns in the small-
cap core and multi-cap core sectors. The equity portfolio also benefited from exposure to financials, while all other sectors detracted from performance relative to benchmarks. Within international equity holdings, a tilt toward smaller-cap stocks detracted from performance because larger-cap stocks performed better by a wide margin. Conversely, results benefited from an emphasis on low-volatility stocks, which outperformed high-volatility stocks, particularly during the market sell offs in
May and August. Country allocations, including an underweighting to Italy and overweighting to Japan, slightly detracted from performance. Returns due to industry and sector allocations matched the benchmark, with gains from an underweighting in banks offset by losses due to underweighting of utilities and gold mining stocks. Although currency exposure was small, an underweighting to the euro proved beneficial.
We also employed derivatives to adjust the Portfolio’s exposures to various equity asset classes. In February, we reduced international developed market equity exposure in favor of emerging markets, which negatively impacted results, while in
April we increased European exposure with positive results.
What is your outlook?
Although we are beginning to see nascent evidence of a bottoming in global growth, we anticipate the Fed will stay on hold for some time. In the fixed-income markets, we will be more tactical in our approach, taking advantage of valuation dislocations because many segments are fair to richly valued. In international equity markets, we are focused on finding profitable companies with attractive valuations, positive price momentum, low volatility and high earnings quality. In U.S. equities, we have taken steps to moderate risk by moving closer to benchmark weights in terms of sector and market cap. With historically wide valuation and performance dispersion between defensives versus cyclicals, we may consider a measured shift toward pro-
cyclical assets, including European, emerging market, value and small-cap stocks.

13
Portfolio Composition
(% of Portfolio)
Long-Term Fixed Income 44.7%
Common Stock 24.4%
Short-Term Investments 11.6%
Bank Loans 10.6%
Registered Investment
Companies 6.9%
Preferred Stock 1.8%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 14.5%
Mortgage-Backed Securities 9.3%
Collateralized Mortgage
Obligations 9.3%
Information Technology 7.4%
Communications Services 7.1%
Consumer Discretionary 6.9%
Consumer Staples 6.7%
Materials 5.4%
Affiliated Registered Investment
Companies 5.1%
Energy 4.9%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 5.1%
FNMA Conv. 30-Yr. Pass Through 3.1%
FNMA Conv. 15-Yr. Pass Through 1.9%
FNMA Conv. 15-Yr. Pass Through 1.0%
Vanguard Short-Term Corporate Bond
ETF 0.9%
FNMA Conv. 30-Yr. Pass Through 0.7%
Microsoft Corporation 0.6%
FNMA Conv. 30-Yr. Pass Through 0.6%
SPDR Bloomberg Barclays High Yield
Bond ETF 0.5%
Apple, Inc. 0.5%
These securities represent 14.9% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
13.73% 5.34% 7.39%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg Barclays U.S. Mortgage-Backed Securities Index (MBS) is formed by grouping the universe of over 600,000 individual fixed-rate U.S.
government agency MBS pools into approximately 3,500 generic types of securities.
** The Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index covers the USD denominated, non-investment grade, Ba or B rated, fixed-rate, taxable corporate bond market. The index limits issuer exposures to a maximum 2%, redistributing excess market value index-wide on a pro-rata basis.
*** The MSCI World Index – USD Net Returns is an index that represents large and mid-cap stock performance across developed market countries through-
out the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
**** The S&P/LSTA Leveraged Loan Index is a market value-weighted index representing the performance of the universe of U.S. dollar-denominated, senior secured, syndicated term loans.
***** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Global Stock Portfolio*
14
Kurt J. Lauber, CFA, Lauri Brunner, Noah J. Monsen, CFA, Darren M. Bagwell, CFA, and David R. Spangler, CFA, Portfolio Co-Manag-
ers**
Thrivent Global Stock Portfolio seeks long-term capital growth.
Investment in Thrivent Global Stock Portfolio involves risks including equity security, foreign currency, foreign securities, futures contract, investment adviser, issuer, large cap, market, mid cap, other funds, quantitative investing, and small cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
* Effective April 30,2019 the Portfolio changed its name from Thivent Large Cap Stock Portfolio to Thrivent Global Stock Portfolio, and
implemented changes to its investment strategies
** Effective February 28, 2019,  Darren M. Bagwell, CFA and David R. Spangler, CFA were added as portfolio managers of the Portfolio.
How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent Global Stock Portfolio earned a return of 22.95%, compared with the median return of its peer group, the Lipper
Global Multi-Cap Core category, of 23.13%. The Portfolio’s market benchmarks, the MSCI World Large Cap Index–USD Net
Returns and the MSCI All Country World Index–USD Net Returns, earned returns of 27.73% and 26.60%, respectively.
What factors affected the Portfolio’s performance?
Following a significant pullback in domestic and international equity markets at the end of 2018, markets experienced a strong recovery in 2019. This year’s rally was led by more defensive and higher-quality areas of the market with large-cap growth stocks leading by substantial margins relative to small caps and value. Market factors such as momentum, growth, lower beta and lower volatility outperformed value, higher beta and higher volatility. During this period of significant volatility, the
Portfolio modestly underperformed its peer group.
Security selection by the Portfolio’s domestic and international managers contributed materially to the underperformance.
The Portfolio’s domestic large-cap value and large-cap growth managers underperformed their respective benchmarks due largely to poor stock selection, while the international manager underperformed the benchmark due to overweightings in the underperforming value and small-cap areas of the market. Additionally, the international manager’s stock selection within large caps materially detracted from relative performance. In terms of allocation, the Portfolio benefited significantly from an overweighting to domestic large caps and an underweighting to domestic small caps. However, an underweighting to domestic mid-cap stocks was a drag on results. Although no sectors represented more than 25% of net assets for the period, the Portfolio benefited from positive performance within Information Technology, Financials and Communication Services,
but was negatively impacted by exposures to Materials, Consumer Discretionary, Energy, Real Estate, Utilities, Health Care and
Consumer Staples.
As part of the management process, we employed derivatives to adjust the Portfolio’s exposures to various asset classes when deemed appropriate. At an asset class level, we reduced the Portfolio’s weighting in developed market international equities in favor of emerging markets equities in February 2019, which negatively impacted performance. However, in April 2019, we increased the Portfolio’s European exposure, which positively contributed to performance. Also, throughout the reporting period, we consistently rebalanced the Portfolio to asset class targets with favorable results.
What is your outlook?
Domestically, we expect the Federal Reserve to be dormant after lowering interest rates three times in 2019, and the yield curve to steepen as inflation and economic growth pick up in the second half of 2020. Likewise, we look for money supply measures to improve. The consumer will remain the driving economic force and we look for housing activity to continue its current momentum, helped by solid employment trends and low rates. U.S. gross domestic product growth is expected to remain below 3%, which has traditionally provided a friendly environment for large-cap growth stocks. However, we expect a reduction in economic uncertainty, higher inflation and a steepening yield curve—combined with historic large/small and growth/value disparities¬—will make small caps and value (especially cyclicals) superior relative bets in 2020. Internationally, measures of economic activity, like purchasing managers’ indexes (PMIs), have turned positive. We expect this trend to broaden and continue, most quickly in Asia and more slowly in Europe. Also, global trade uncertainties are declining with Brexit likely happening at the end of January, a Phase I trade deal complimenting improved economic trends in China (spurred by controlled easing by the People’s Bank of China), and a majority of central banks in the midst of easing. As a result, we have increased the Portfolio’s international exposures to approximately neutral levels versus their benchmarks, with overweightings to Europe and emerging markets. Going forward, we expect to continue to increase the Portfolio’s international exposures opportunistically. Additionally, we expect to reduce domestic growth exposure in favor of domestic value in anticipation of improving cyclical performance.

15
Portfolio Composition
(% of Portfolio)
Common Stock 80.1%
Short-Term Investments 17.8%
Registered Investments
Companies 2.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 15.8%
Information Technology 14.4%
Industrials 11.6%
Health Care 10.9%
Consumer Discretionary 8.7%
Communications Services 4.6%
Real Estate 4.1%
Consumer Staples 3.5%
Materials 2.9%
Energy 2.8%
Top 10 Holdings
(% of Net Assets)
Microsoft Corporation 2.1%
iShares Russell Mid Cap ETF 2.0%
Amazon.com, Inc. 1.8%
Apple, Inc. 1.3%
Alphabet, Inc., Class A 1.2%
Visa, Inc. 0.9%
Bank of America Corporation 0.9%
Roche Holding AG 0.9%
Novartis AG 0.8%
Cisco Systems, Inc. 0.8%
These securities represent 12.7% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
22.95% 8.22% 9.43%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI All Country World Index – USD Net Returns is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
** The MSCI World Large Cap Index – USD Net Returns is an index that represents large cap stocks in 23 developed market countries. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Government Bond Portfolio
16
Michael G. Landreville, CFA, CPA (inactive) and Gregory R. Anderson, CFA, Portfolio Co-Managers
Thrivent Government Bond Portfolio seeks total return, consistent with preservation of capital. The Portfolio's investment objective may be changed without shareholder approval.
Investment in Thrivent Government Bond Portfolio involves risks including derivatives, government securities, inflation-linked security, interest rate, investment adviser, liquidity, market, mortgage-backed and other asset-backed securities, other funds, portfolio turnover rate, quantitative investing, and sovereign debt risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent Government Bond Portfolio earned a return of 5.86%, compared with the median return of its peer group, the Lipper
Intermediate U.S. Government category, of 5.77%. The Portfolio’s market benchmarks, the Bloomberg Barclays U.S. Agency
Index and the Bloomberg Barclays U.S. Treasury Index, earned returns of 5.89% and 6.86%, respectively.
What factors affected the Portfolio’s performance?
U.S. economic growth was showing signs of slowing heading into 2019 while growth outside the U.S. was already sluggish. The
Federal Reserve (Fed), after raising short-term interest rates four times in 2018, responded by halting its rate-hike regimen during the first half of the year. It then lowered short-term rates three times in the second half, by a quarter of a percentage point each in July, September and October. Rates fell in sympathy across the Treasury yield curve, which briefly inverted as rates dropped more at the longer end of the market. This inversion, combined with concerns about global growth, trade tensions and a disorderly Brexit, sparked recession fears, which in turn weakened business confidence and contributed to market volatility.
Investor sentiment improved over the course of the fourth quarter, bolstered by the Fed’s rate cuts and scattered improvement in economic indicators, including continued job growth. Bond yields, which move inversely to bond prices, rebounded a bit.
The yield on 10-year Treasuries, which had fallen to 1.47% by late August, finished the year at 1.92% versus 2.69% a year earlier. Still, with rates negative in many areas of the world, including Japan and some countries in Europe, global demand for yield was strong enough that fixed-income funds in the U.S. experienced strong inflows of cash.
The downturn in rates that prevailed through much of the year provided a strong tailwind to fixed-income securities, causing most segments of the market to produce favorable returns, led by the longest duration securities. Thirty-year Treasuries generated a return of more than 16% for the period, for example, versus 8.9% for 10-year Treasuries and 5.8% for five-year
Treasuries. Securitized assets, particularly pass-through mortgage-backed securities (MBS), lagged Treasuries somewhat when rates were falling as more homeowners refinanced their mortgages. This caused the duration of pass-through MBSs to shorten, which lessened their sensitivity to rate changes.
The Portfolio’s modest overperformance relative to its Lipper peer group was attributable in part to the Portfolio’s small exposure to high-quality corporate bonds and modest exposure to Treasury Inflation Protected Securities (TIPS), both of which outperformed its Treasury holdings. Positions in collateralized mortgage obligations (CMOs) performed well due to their longer durations and better prepayment protection. The Portfolio was negatively impacted by having a shorter duration than its peer group, which lessened its interest-rate sensitivity at a time when rates were falling fairly dramatically. Security selection in the
MBS sector also detracted. We used Treasury futures to help manage the Portfolio’s duration and yield curve exposure.
What is your outlook?
We believe the Fed will likely stay the course over the near term, while remaining sensitive to the pace of U.S. economic growth and inflation levels. We anticipate economic growth will be moderate in the year ahead—in the 1.5% to 2.5% range—and that inflation will remain low. Yields may bounce around somewhat but will likely stay in a fairly narrow range. We are positioning the Portfolio’s duration close to neutral with a bias toward a steeper yield curve.
Toward year-end 2019, we added to the Portfolio’s overall exposure in Treasuries, commercial mortgage-backed securities and
CMOs, while lowering its exposure to TIPS, MBS and asset-backed securities. We are looking for opportunities to add slightly to the Portfolio’s small weighting in high-quality covered bonds. As always, we continue to maintain the Portfolio’s stance as a conservative and defensive investment vehicle in case the market experiences another sell off among risk assets.

17
Major Market Sectors
(% of Net Assets)
U.S. Government & Agencies 41.2%
Mortgage-Backed Securities 25.3%
Collateralized Mortgage
Obligations 12.9%
Foreign Government 8.6%
Commercial Mortgage-Backed
Securities 6.3%
Asset-Backed Securities 2.5%
Financials 1.6%
Consumer Cyclical 0.7%
Energy 0.1%
Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 7.8%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 5.0%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 4.9%
U.S. Treasury Bonds 4.6%
U.S. Treasury Notes 3.9%
U.S. Treasury Notes 3.8%
U.S. Treasury Notes 3.6%
U.S. Treasury Notes 2.8%
U.S. Treasury Bonds 2.5%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr. Pass
Through 2.5%
These securities represent 41.4% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
5.86% 2.24% 3.71%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg Barclays U.S. Agency Index is an index that measures the performance of the U.S. investment-grade fixed-income securities market.
** The Bloomberg Barclays U.S. Treasury Index is an index that measures the performance of the U.S. Treasury Bond market.
*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent High Yield Portfolio
18
Paul J. Ocenasek, CFA, Portfolio Manager
Thrivent High Yield Portfolio seeks to achieve a higher level of income. The Portfolio will also consider growth of capital as a secondary objective.
Investment in Thrivent High Yield Portfolio involves risks including convertible securities, credit, derivatives, foreign securities, high yield, interest rate, investment adviser, issuer, leveraged loan, liquidity, market, other funds, preferred securities, and quantitative investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent High Yield Portfolio earned a return of 14.34%, compared with the median return of its peer group, the Lipper U.S.
High Current Yield category, of 14.35%. The Portfolio’s market benchmark, the Bloomberg Barclays U.S. Corporate High Yield
Bond Index, earned a return of 14.32%.
What factors affected the Portfolio’s performance?
Heading into 2019, an array of issues were weighing on global growth and investor sentiment, led by ongoing trade frictions with China. After raising short-term interest rates four times in 2018, the Federal Reserve (Fed) responded to these concerns in early 2019 by signaling a reversal in its monetary policy. Risk assets rebounded with the high-yield market experiencing its strongest first-quarter return in 25 years. Fed policymakers eventually began to cut short-term rates, by 25 basis points each in late July, mid-September and late October. These cuts, along with improvement in a few economic indicators, ultimately helped calm investor fears that the economy might be veering toward a recession.
With rates negative in many areas of the world, including Japan and some countries in Europe, global demand for yield was strong and high-yield mutual funds and exchange-traded funds experienced strong inflows of cash following several years of outflows. Investors piled into bonds and drove up prices, causing yields to fall to 1.69% from 2.51% over the course of the year for five-year Treasuries, the segment of the Treasury market most closely aligned with the high-yield market in terms of duration (i.e., interest-rate sensitivity). This rate decline drove much of the high-yield market’s performance. Also contributing to performance was a tightening of the spreads between yields on high-yield bonds and comparable-duration Treasuries, which narrowed to 336 basis points at the end of the period, down from 526 basis points a year earlier. In addition, the high-yield market was supported by a relatively modest supply of new issues coming to market.
Amid so much market volatility, investors generally shied away from higher-risk high-yield securities. As a result, and contrary to the norm, higher-quality bonds outpaced their lower-quality counterparts by a significant margin. Over the period, BB-
rated bonds earned 15.5%, while B-rated and CCC-rated bonds earned 14.8% and 9.5%, respectively. Therefore, credit quality positioning proved beneficial because the Portfolio had a moderate underweighting in CCC-rated securities throughout the period. In terms of industry exposure, an underweighting in the retail sector, one of the best-performing industries, was a drag on performance, as was an overweighting in leisure, one of the worst-performing industries. The Portfolio also had a small position in sovereign debt from Argentina that performed poorly. Finally, we shorted the credit default swap index (CDX)
during the period to hedge the Portfolio’s high-yield exposure, which proved modestly beneficial to performance.
What is your outlook?
Our outlook for high yield is neutral, but still cautious because spreads are tight. We view modest amounts of aggressive financing by corporate issuers as an indication of good market health. Overall credit quality has improved significantly since the global financial crisis with CCC-rated bonds now representing 12.5% of the market versus a high of 19.6% at year-end 2009.
We anticipate the Fed will stay on hold in terms of changing short-term interest rates for the time being. While uncertainty surrounding trade issues with China appears to be subsiding, corporate earnings and business spending have slowed and manufacturing has contracted—although there are signs that the latter two measures may have bottomed.
The net result is that we continue to position the Portfolio somewhat defensively with an underweighting in CCC-rated bonds and lower exposure to more cyclical industries such as autos, chemicals and retail. We are increasing the Portfolio’s exposure to more stable, defensive industries such as midstream pipeline, food and beverage, and packaging. The bank loan sector has been out of favor this year and is attractively valued; therefore, we are looking for opportunities to modestly add to that segment. Also, with rates falling so much and no sign of a Fed cut in the near term, we are looking to lower the Portfolio’s BB exposure and reinvest into B-rated securities.

19
Major Market Sectors
(% of Net Assets)
Communications Services 16.6%
Consumer Cyclical 14.5%
Consumer Non-Cyclical 13.7%
Energy 12.0%
Capital Goods 11.0%
Financials 10.7%
Basic Materials 6.1%
Technology 4.6%
Utilities 4.2%
Transportation 2.5%
Top 10 Holdings
(% of Net Assets)
Sprint Corporation 1.0%
Tenet Healthcare Corporation 0.9%
Intelsat Jackson Holdings SA 0.8%
CSC Holdings, LLC 0.7%
Global Aircraft Leasing Company, Ltd. 0.7%
Windstream Services, LLC, Term Loan 0.7%
Cheniere Energy Partners, LP 0.7%
CCOH Safari, LLC 0.7%
Cemex SAB de CV 0.6%
Level 3 Financing, Inc. 0.7%
These securities represent 7.5% of the total net
assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors, and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
14.34% 5.45% 7.08%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg Barclays U.S. Corporate High Yield Bond Index is an index which measures the performance of fixed-rate non-investment grade bonds.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Income Portfolio
20
Stephen D. Lowe, CFA and Kent L. White, CFA, Portfolio Co-Managers
Thrivent Income Portfolio seeks a high level of income over the longer term while providing reasonable safety of capital.
Investment in Thrivent Income Portfolio involves risks including credit, derivatives, emerging markets, financial sector, foreign securities, high yield, interest rate, investment adviser, issuer, leveraged loan, liquidity, market, mortgage-backed and other asset-
backed securities, other funds, portfolio turnover rate,  preferred securities, and quantitative risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent Income Portfolio earned a return of 13.60%, compared with the median return of its peer group, the Lipper Corporate
Debt Funds BBB-Rated category, of 11.23%. The Portfolio’s market benchmark, the Bloomberg Barclays U.S. Aggregate Bond
Index, earned a return of 8.72%.
What factors affected the Portfolio’s performance?
U.S. economic growth was showing signs of slowing heading into 2019, while growth outside the U.S. was already sluggish.
The Federal Reserve (Fed), after raising short-term interest rates four times in 2018, responded by halting its rate-hike regimen during the first half of the year. It then lowered short-term rates three times in the second half, by a quarter of a percentage point each in July, September and October. Rates fell in sympathy across the Treasury yield curve, which briefly inverted after rates dropped more at the longer end of the market. This inversion, combined with concerns about global growth, trade tensions and a disorderly Brexit, sparked recession fears, which in turn weakened business confidence and contributed to market volatility.
Investor sentiment improved over the course of the fourth quarter, bolstered by the Fed’s rate cuts and scattered improvement in economic indicators, including continued job growth. Bond yields, which move inversely to bond prices, rebounded a bit.
The yield on 10-year Treasuries, which had fallen to 1.47% by late August, finished the year at 1.92% versus 2.69% a year earlier. Still, with rates negative in many areas of the world, including Japan and some countries in Europe, global demand for yield was strong enough that fixed-income funds in the U.S. experienced strong inflows of cash.
Investment-grade credit, which accounted for more than 70% of the Portfolio’s assets, was one of the best-performing fixed-
income asset classes during the period. Investment-grade credit spreads versus Treasuries ended the year at 93 basis points, down from 153 points a year earlier and low by historical standards. Returns for the high-yield sector were even stronger as spreads there contracted to 336 basis points from 526 points amid strong demand from yield-hungry investors.
Outperformance versus the Bloomberg Barclays U.S. Aggregate Bond Index was primarily driven by the Portfolio’s longer duration, which increased its interest-rate sensitivity at a time when rates were falling fairly dramatically. Performance also was aided by significant exposure to corporate bonds and favorable credit selection, particularly in the industrial sector. Being underweighted in U.S. Treasury securities and securitized assets, and overweighted in preferred securities, also proved helpful.
Conversely, we believe the Portfolio’s duration was slightly shorter than the duration for its Lipper peers, creating a drag on performance. A cash position that ranged from 2.6% at the start of the year to 3.9% by year-end also had a negative impact on performance at a time when bond prices were soaring, as did a small position in Argentine debt that performed poorly. In the securitized space, the Portfolio was hindered by its exposure to collateralized loan obligations (CLOs), which are typically floating-rate securities composed of pools of leveraged loans. The leveraged loan market was under pressure during the period and did not benefit as much as many other sectors from the rate rally. Throughout the period, we used Treasury futures to help manage the Portfolio’s duration.
What is your outlook?
We believe the Fed is unlikely to change rates in the coming year, but that it will remain sensitive to the pace of U.S. economic growth and inflation levels. A relatively strong U.S. economy should be supportive of the corporate credit market and fundamentals. However, the absolute amount of leverage on corporate balance sheets, while improving, remains relatively high, especially considering we are late in the credit cycle. This high level of leverage, which is due mainly to increased merger and acquisition activity in the higher-quality sectors of the corporate market, could become problematic if the economy experiences a dramatic slowdown. We continue to see limited room for further spread tightening, which means bondholders are not getting paid as much to take risk. Therefore, the Portfolio remained somewhat defensively positioned heading into
2020, with an overweighting in the investment-grade sector and an underweighting in high-yield credit. Within investment grade, the Portfolio is defensively positioned with an emphasis on higher-quality and shorter-duration corporates. We are emphasizing domestically focused issuers, such as telecommunications and utilities, which are less impacted by trade issues.
In addition, we are keeping the Portfolio’s duration slightly short versus the benchmark’s duration because we believe Treasury rates are more likely to move slightly higher than lower in 2020.

21
Major Market Sectors
(% of Net Assets)
Financials 24.8%
Consumer Non-Cyclical 10.8%
U.S. Government & Agencies 8.7%
Utilities 8.4%
Energy 8.2%
Mortgage-Backed Securities 7.7%
Communications Services 7.6%
Consumer Cyclical 4.9%
Technology 4.0%
Capital Goods 3.1%
Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.5%
U.S. Treasury Bonds 1.9%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.6%
U.S. Treasury Notes 1.2%
U.S. Treasury Bonds 1.1%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 0.9%
U.S. Treasury Bonds 0.8%
Diamond 1 Finance Corporation 0.7%
U.S. Treasury Bonds 0.7%
U.S. Treasury Bonds 0.6%
These securities represent 12.0% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors, and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
13.60% 4.44% 5.68%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg Barclays U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent International Allocation Portfolio earned a return of 20.48%, compared with the median return of its peer group, the
Lipper International Multi-Cap Core category, of 21.21%. The Portfolio’s market benchmark, the MSCI All Country World Index ex-USA–USD Net Returns, earned a return of 21.51%.
What factors affected the Portfolio’s performance?
Following a significant pullback in international equity markets at the end of 2018, markets experienced a strong recovery in
2019. This year’s rally was led by more defensive areas of the market including large caps, growth, momentum, lower beta and lower volatility, while more pro-cyclical areas of the market such as small caps, value, higher beta and higher volatility lagged.
During this period of significant market volatility, the Portfolio underperformed its peer group.
In 2019, the Portfolio experienced manager changes that brought both developed market and emerging market equities under direct Thrivent Financial management. During the reporting period, the Portfolio experienced strong performance from its emerging market managers, modestly positive performance from its large-cap growth manager, but negative performance from small-cap and large-value managers. Taken together, the underlying managers provided positive results from security selection. In terms of allocation effect, an underweighting to large-cap stocks and overweighting to small-cap stocks negatively impacted performance. Although no sectors represented more than 25% of net assets for the period, the Portfolio benefited from positive relative performance in Communication Services, Information Technology, Health Care, Real Estate, Industrials
and Consumer Staples. The Portfolio’s exposures in Health Care, Materials and Financials negatively impacted performance.
As part of the management process, we employed derivatives to adjust the Portfolio’s exposures to various asset classes when deemed appropriate. At the asset class level, we repositioned the Portfolio in February 2019 to reduce its weighting in developed market international equities in favor of emerging market equities, which negatively impacted performance.
However, in April 2019, we increased the Portfolio’s European exposure, which positively contributed to performance. Also, throughout the reporting period, we consistently rebalanced the Portfolio to asset class targets with favorable results.
What is your outlook?
International markets continue to experience anemic economic growth, including Europe, due to weakness in Germany. In late 2018 and early 2019, the region’s industrial weakness was regarded by consensus as transitory and attributed to various temporary factors related to monetary and fiscal policies. A year later, the weakness has persisted and worsened. As in the
U.S., employment and the consumer have held up reasonably well, but manufacturers are struggling. While the culprit has been slowing global trade, recent progress in U.S.-China trade relations (with the signing of Phase 1) should help export-
oriented regions such as Europe and Japan, in addition to the emerging markets. Additionally, the U.K. has been hobbled by protracted rancor and policy uncertainty over Brexit–with weakness in sentiment, leading economic indicators, manufacturing and housing (despite consumer spending and employment remaining stable). However, we see evidence of a bottoming and potential acceleration in regional and global economic indicators, including purchasing managers’ indexes (PMIs) and leading economic indexes (LEIs), that we believe will become more evident in 2020. If continued progress is made on trade relations with China and the U.K.’s Brexit negotiations proceed in an orderly fashion, international markets should see a strong recovery.
As a result, we have positioned the Portfolio with a more pro-cyclical outlook with overweightings to Europe and the emerging markets. We anticipate adding to these positions further in the coming year as economic evidence warrants.
Thrivent International Allocation Portfolio*
22
Managed by Thrivent Financial for Lutherans, and subadvised by Goldman Sachs Asset Management,
L.P.**
Thrivent International Allocation Portfolio seeks long-term capital growth.
Investment in Thrivent International Allocation Portfolio involves risks including allocation, emerging markets, equity security, foreign currency, foreign securities, growth investing, investment adviser, issuer, large cap, market, mid cap, multi-manager, quantitative investing, small cap, and value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective April 30, 2019, the Portfolio changed its name from Thrivent Partner Worldwide
Allocation Portfolio to Thrivent International Allocation Portfolio, and implemented changes to its investment strategies.
**Effective April 30, 2019, Principal Global Investors, LLC and Aberdeen Asset Managers Limited no
longer serve as subadvisors of the fund.

23
Portfolio Composition
(% of Portfolio)
Common Stock 85.5%
Short-Term Investments 14.3%
Preferred Stock 0.1%
Long-Term Fixed Income 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 18.1%
Industrials 14.3%
Consumer Discretionary 11.4%
Health Care 9.9%
Information Technology 8.1%
Real Estate 7.2%
Consumer Staples 5.6%
Materials 4.6%
Energy 3.2%
Communications Services 2.3%
Top 10 Countries
(% of Net Assets)
Japan 19.6%
United Kingdom 10.4%
Switzerland 8.8%
Canada 5.8%
France 4.4%
Germany 4.3%
Netherlands 3.9%
Australia 3.7%
Sweden 3.3%
Denmark 2.0%
Investments in securities in these countries
represent 66.2% of the total net assets of the
Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
20.48% 5.30% 5.36%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI All Country World Index ex-USA – USD Net Returns is an unmanaged market capitalization-weighted index that is designed to represent the performance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Large Cap Growth Portfolio
24
Lauri Brunner, Portfolio Manager
Thrivent Large Cap Growth Portfolio seeks to achieve long-term growth of capital.
Investment in Thrivent Large Cap Growth Portfolio involves risks including equity security, foreign securities, growth investing, investment adviser, issuer, large cap, market, quantitative investing, and technology-oriented companies risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent Large Cap Growth Portfolio earned a return of 32.90%, compared with the median return of its peer group, the Lipper
Large Cap Growth category, of 32.51%. The Portfolio’s market benchmark, the S&P 500® Growth Index, earned a return of
31.13%.
What factors affected the Portfolio’s performance?
The Health Care sector was the bright spot in the Portfolio over the past 12 months and contributed the most to the Portfolio’s outperformance versus the peers and benchmark. Two factors drove our favorable performance in the sector. First, we deployed a framework for investing in biotechnology that favors large therapy populations over rare and ultra-rare diseases.
Second, in the pharmaceutical universe, we emphasized animal pharma over human pharma during the fiscal year. At the security level, however, UnitedHealth Group was a significant detractor due to negative sentiment for commercial health care. Company fundamentals improved as of the recent quarter, so we added modestly to the Portfolio’s overweighting in the company.
On the other hand, stock selection was weak in the Communication Services and Consumer Discretionary sectors. In
Communication Services, the Portfolio’s overweighting in Tencent Holdings was undermined on the advertising side of the business just as the gaming side was gaining relative strength. Ultimately, we exited the position in August because we favored other names with advertising exposure and Activision Blizzard in gaming. We continued to like the size and growth potential of the gaming industry because of the increasing amount of time consumers are spending on the pastime. Unfortunately,
Activision Blizzard was the Portfolio’s worst performer in the sector during the period after a key title void once again exposed the cyclicality of operating results. However, the company has one of the oldest and most enduring franchises (Call of Duty)
that we believe is on the verge of leading fundamentals back into positive territory. At a medium overweighting, we believe the
Portfolio’s position in Activision Blizzard is appropriately sized for the risk/reward opportunity.
The single largest drag on Portfolio performance in the Consumer Discretionary sector during the period was Amazon.
com. As of third-quarter 2019 earnings, which were reported near the end of the fiscal year, the company had successfully reaccelerated revenue growth. Starting in third quarter 2018, revenue growth had previously faltered after competitors improved their e-commerce offerings, which gave consumers more shopping alternatives during the 2018 holiday season.
Amazon’s natural evolution of compressing delivery times—now in the form of a one-day Prime promise—launched in spring
2019 and served as the catalyst for revenue growth to reaccelerate. Over the past few months, we have reviewed many of the companies in our large-cap growth universe. As a result of that process, we believe Amazon is best positioned in terms of total addressable market (TAM) and growth opportunities; therefore, it remains the Portfolio’s largest overweighting.
What is your outlook?
As a measure of U.S. employment, the quit rate for the U.S. accommodation and food services sector is our preferred metric to track. A peaking quit rate signals that consumers can find better employment outside of one of the least desirable jobs in the economy, working in food services. During the last economic cycle, a recession began in the ninth quarter past the peak quit rate reading. As of September 2019 (the month the most recent reading is available from the U.S. Bureau of Labor Statistics), the rate continued to peak, which may suggest that the U.S. will not enter a recession for the next several quarters.
We remain focused on investing in companies that participate in industries with large TAMs, which creates a backdrop for companies to sustain several years of strong growth. Unique penetration opportunities in those industries are typically captured by companies with strong initiatives and innovation. We also favor companies that disrupt their competitive landscape and/or are the beneficiaries of industry shifts.

25
Portfolio Composition
(% of Portfolio)
Common Stock 98.6%
Short-Term Investments 1.4%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 37.9%
Consumer Discretionary 18.1%
Health Care 13.4%
Communications Services 13.1%
Industrials 5.5%
Financials 5.5%
Consumer Staples 2.7%
Real Estate 1.5%
Materials 1.2%
Top 10 Holdings
(% of Net Assets)
Amazon.com, Inc. 10.4%
Microsoft Corporation 8.5%
Alphabet, Inc., Class A 7.0%
Apple, Inc. 6.3%
Visa, Inc. 5.1%
Facebook, Inc. 4.5%
MasterCard, Inc. 4.0%
UnitedHealth Group, Inc. 2.8%
Salesforce.com, Inc. 2.5%
PayPal Holdings, Inc. 2.4%
These securities represent 53.5% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
32.90% 13.84% 13.70%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
*
The S&P 500
®
Growth Index is a market capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500
®
Index that exhibit strong growth characteristics.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Large Cap Index Portfolio
26
Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500 Index.
Investment in Thrivent Large Cap Index Portfolio involves risks including equity, futures contract, issuer, large cap, and market risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent Large Cap Index Portfolio earned a return of 31.15%, compared with the median return of its peer group, the Lipper
S&P 500 Index Objective category, of 31.03%. The Portfolio’s market benchmark, the S&P 500® Index, earned a return of 31.49%.
What factors affected the Portfolio’s performance?
The Portfolio’s holdings are aligned with those of the S&P 500® Index. The difference in performance between the benchmark index and the Portfolio is primarily attributable to expenses, with only minor differences due to Portfolio composition and cash flow management.
In 2019, the market experienced exceptionally strong equity returns, with all eleven sectors in the index contributing positively. Information Technology stood out as the highest returning sector, while Energy saw the smallest gains. Earnings growth among the companies represented in the S&P 500® Index was lackluster, and the majority of the gains in the Portfolio were due to rising valuation multiples rather than gains in companies’ earnings per share.
What is your outlook?
We expect modestly positive earnings growth of 5% to 10% to be supportive of equities in 2020. Although earnings-based valuations are high relative to historical averages, in the absence of a recession, we expect equity gains to continue this year supported by their cash flow and yield advantages relative to bonds. However, it is unlikely that equity market returns will match the pace of gains in 2019. An especially important factor that may affect equity returns and volatility this year is the outcome of the upcoming U.S. presidential election. As the race becomes more well defined and clarity emerges regarding the significant policy proposals of the candidates, market reaction in both directions could result. We are likely to see volatility at the sector, industry and broad market levels as investors weigh the impact potential policies may have on the economy and its forward growth outlook.

27
Portfolio Composition
(% of Portfolio)
Common Stock 99.5%
Short-Term Investments 0.5%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 23.1%
Health Care 14.1%
Financials 12.9%
Consumer Discretionary 10.2%
Communications Services 9.8%
Industrials 9.5%
Consumer Staples 7.2%
Energy 4.3%
Utilities 3.3%
Real Estate 2.9%
Top 10 Holdings
(% of Net Assets)
Apple, Inc. 4.6%
Microsoft Corporation 4.5%
Amazon.com, Inc. 2.9%
Facebook, Inc. 1.8%
Berkshire Hathaway, Inc. 1.6%
J.P. Morgan Chase & Company 1.6%
Alphabet, Inc., Class A 1.5%
Alphabet, Inc., Class C 1.5%
Johnson & Johnson 1.4%
Visa, Inc. 1.2%
These securities represent 22.6% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
31.15% 11.41% 13.19%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. “S&P 500” is a trade-
mark of The McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial. The product is not sponsored, endorsed or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Large Cap Value Portfolio
28
Kurt J. Lauber, CFA, Portfolio Manager
Thrivent Large Cap Value Portfolio seeks to achieve long-term growth of capital.
Investment in Thrivent Large Cap Value portfolio involves risks including equity security, foreign securities, investment adviser, issuer, large cap, market, quantitative investing, and value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent Large Cap Value Portfolio earned a return of 24.39%, compared with the median return of its peer group, the Lipper
Large Cap Value category, of 26.11%. The Portfolio’s market benchmark, the S&P 500® Value Index, earned a return of 31.93%.
What factors affected the Portfolio’s performance?
Stock selection, and to lesser extent sector allocations, both detracted from the Portfolio’s performance. Poor stock selection in the Utilities sector accounted for more than half of the underperformance. The Portfolio held Pacific Gas and Electric after the legislature passed a wildfire bill to address fire liability in California. However, the number of future fires and the magnitude of the losses from those fires looks like it will continue to grow, and it remained unclear if the bill or regulators would be able to offset the potential future liabilities. We sold the position on a brief rally after the announcement that the company was not liable for the Tubbs Fire, which was 70% of PG&E’s liabilities that year. Stock selection in Health Care also detracted from performance, especially in the biotechnology industry. Biogen had the opportunity for success in the elusive-but-lucrative
Alzheimer’s market but, unfortunately, the company’s most recent trial failed at the beginning of the year. Gilead Sciences was under pressure for not delivering on a transformative product plan that investors wanted. CVS Health’s Aetna acquisition got off to a rocky start at the beginning of the year. Also, the company was pressured by the Trump administration’s focus on prescription benefit managers’ ability to negotiate drug price discounts. Lastly, stock selection in the Materials sector was weak, largely due to Alcoa and Eastman Chemical because aluminum and chemical prices have been harmed by trade wars.
Stock selection was positive in the Financial sector. Blackstone benefited from strong fundraising and an announcement to convert to a C-corp structure. Bank of America and Citigroup outperformed their large, diversified bank peers. The two banks benefited from years of restructuring and a new focus on growth initiatives. Consumer Discretionary stock selection remained strong with Lowe’s benefiting from its ongoing restructuring story. Also in the sector, we took advantage of weakness in housing and autos at the end of last year to acquire D.R. Horton, an entry-level home builder, and add to our existing position in auto parts supplier Aptiv.
What is your outlook?
Slowing economic growth and fear of the trend persisting due to escalating trade wars led to traditional value stocks underperforming again this year. However, unlike last year when valuation was a good guide in stock selection within sectors, this year valuation has been detrimental. Over the past 12 months, the most expensive stocks have outperformed the least expensive stocks by more than 8%. Valuation spreads have widened, providing for some improved opportunities for a process like ours that ranks companies based on valuation, operating performance and catalysts. The Portfolio remains significantly overweighted in cheap valuation stocks with a focus on companies that we believe can improve returns above what is priced into the stock.
With ongoing fears of an imminent recession, we looked for opportunities in stocks that were pricing in such a scenario.
We added Samsung to the Portfolio after the stock was being valued lower than last-cycle lows due to memory prices falling
50%. An improved industry structure and signs that memory prices were bottoming provided a catalyst for the purchase.
Similarly, we added Nucor because we believe steel prices have the potential to bottom and recover. We also took advantage of the pullback in cyclicals by adding Johnson Controls and Parker Hannifin, although they weren’t valued at such extreme lows, while reducing the Portfolio’s weighting in railroads and UPS. Johnson Controls’ story is one of restructuring and margin improvement after selling its Power System business and focusing on improving the HVAC market. In the case of Parker
Hannifin, the market did not appreciate the margin potential through the cycle of the company’s new operating strategy. We added Sony because the company has improved returns through greater content exposure and in preparation for the next console cycle. We added General Dynamics at an attractive value due to improving margins and longer-term upside from its
Columbia-class submarines.
The Portfolio continues to hold CVS Health because operating metrics have improved and regulatory fears have subsided.
It also continues to hold a reduced position in Biogen. After further review showed a subset of patients benefited from the
Alzheimer’s drug, Biogen decided to submit it for Food and Drug Administration approval. We did sell the Portfolio’s position in Blackstone after the company realized the benefit from converting to a C-corp, while also cutting back on some bank exposure. We added two real estate investment trusts (REITs), American Campus Communities and Host Hotels and Resorts. In
addition, we added Enterprise Products Partners because we believe the company’s role in exporting cheap U.S. hydrocarbon feedstock is underappreciated.

29
Portfolio Composition
(% of Portfolio)
Common Stock 98.2%
Short-Term Investments 1.8%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 23.9%
Health Care 15.8%
Information Technology 14.1%
Industrials 11.6%
Energy 8.8%
Communications Services 8.3%
Consumer Discretionary 6.3%
Materials 3.2%
Consumer Staples 3.1%
Utilities 2.0%
Top 10 Holdings
(% of Net Assets)
Cisco Systems, Inc. 4.5%
Bank of America Corporation 4.2%
Microsoft Corporation 3.9%
Verizon Communications, Inc. 3.8%
Citigroup, Inc. 3.7%
Merck & Company, Inc. 3.4%
Lowe's Companies, Inc. 2.7%
Comcast Corporation 2.6%
United Technologies Corporation 2.5%
Johnson & Johnson 2.5%
These securities represent 33.8% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
24.39% 8.64% 10.81%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
*
The S&P 500
®
Value Index is a market capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500
®
Index that exhibit strong value characteristics.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Limited Maturity Bond Portfolio
30
Michael G. Landreville, CFA, CPA (inactive) and Gregory R. Anderson, CFA, Portfolio Co-Managers
Thrivent Limited Maturity Bond Portfolio seeks a high level of current income consistent with stability of principal.
Investment in Thrivent Limited Maturity Bond Portfolio involves risks including collateralized debt obligations ("CDO"), credit, derivatives, foreign securities, high yield, interest rate, investment adviser, issuer, leveraged loan, liquidity, market, mortgage-
backed and other asset-backed securities, other funds, preferred securities, and quantitative investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent Limited Maturity Bond Portfolio earned a return of 4.75%, compared with the median return of its peer group, the
Lipper Short-Intermediate Investment Grade Debt category, of 4.79%. The Portfolio’s market benchmark, the Bloomberg
Barclays Government/Credit 1-3 Year Bond Index, earned a return of 4.03%.
What factors affected the Portfolio’s performance?
U.S. economic growth was showing signs of slowing heading into 2019 and growth outside the U.S. was already sluggish. The
Federal Reserve (Fed), after raising short-term interest rates four times in 2018, responded by halting its rate-hike regimen during the first half of the year. It then lowered short-term rates three times in the second half, by a quarter of a percentage point each in July, September and October. Rates fell in sympathy across the Treasury yield curve, which briefly inverted as rates dropped more at the longer end of the market. This inversion, combined with concerns about global growth, trade tensions and a disorderly Brexit, sparked recession fears, which in turn weakened business confidence and contributed to market volatility.
Investor sentiment improved over the course of the fourth quarter, bolstered by the Fed’s rate cuts and scattered improvement in economic indicators, including continued job growth. Bond yields, which move inversely to bond prices, rebounded a bit.
The yield on three-year Treasuries, which had fallen to 1.36% by early September, finished the year at 1.62% versus 2.46% a year earlier. Still, with rates negative in many areas of the world, including Japan and some countries in Europe, global demand for yield was strong enough that fixed-income funds in the U.S. experienced strong inflows of cash.
In terms of outperformance versus the Bloomberg Barclays benchmark, the Portfolio benefited from its overweighting in corporate bonds and securitized assets, and strong security selection in those areas. The Portfolio’s average corporate exposure of 33% was about 10% higher than the index weight, while its securitized exposure averaged 41% versus none in the index. In particular, the Portfolio benefited from a small allocation to preferred securities, which performed exceptionally well during the period. On the other hand, the Portfolio was hindered by having a shorter duration than the index, which lessened the positive impact of falling bond yields. Versus the Lipper peer group, the Portfolio was hurt by its underweighting in corporate bonds, which posted strong returns, and its overweighting in Treasury securities, which earned less. We used
Treasury futures throughout the period to help us manage duration.
What is your outlook?
We believe the Fed will likely be on hold through at least mid-2020 in terms of further rate changes but will remain sensitive to the pace of U.S. economic growth and inflation levels. We anticipate U.S. economic growth will remain moderate—in the
1.5% to 2% range—and that inflation will remain subdued. Yields will likely stay in a fairly narrow range in the coming year but have a bias to go up rather than down. If the Fed remains on hold, rates at the front end of the curve should remain relatively anchored. However, if the economy picks up and we see higher growth and inflation than expected, the yield curve will likely steepen as rates for longer-term securities rise more (and therefore prices fall). This is a favorable backdrop for the Portfolio, which is focused on shorter-maturity, spread-related assets.
Given that spreads remain very narrow by historical standards, we are cautious regarding risk in the corporate and securitized segments. That said, we are looking for opportunities to add some corporate exposure because the Portfolio is underweighted in that sector versus its peer group. To pay for any new investments, we will use the proceeds from floating-rate securities and
Treasury Inflation Protected Securities (TIPS) that we sold during the reporting period after our views regarding Fed policy and inflation shifted.
We are maintaining the Portfolio’s high-quality bias with more than half of the portfolio invested in AAA-rated and AA-rated securities. The Portfolio has very little exposure to high-yield corporates, where valuations are currently rich, or leveraged loans. Our goal is to maintain a yield advantage over our peer group, but with less volatility. We have shifted to a more neutral stance in terms of the Portfolio’s overall duration because we believe the Fed is on hold for now; however, we are positioning the Portfolio to benefit from a steepening of the yield curve. We continue to emphasize high-quality, securitized debt because of better fundamentals supporting these securities, which includes an overweighting in nonagency residential mortgage-
backed securities and AAA-rated collateralized loan obligations.

31
Major Market Sectors
(% of Net Assets)
U.S. Government & Agencies 19.9%
Collateralized Mortgage
Obligations 19.6%
Asset-Backed Securities 19.2%
Financials 13.5%
Consumer Non-Cyclical 4.1%
Mortgage-Backed Securities 4.0%
Utilities 3.2%
Energy 3.0%
Transportation 2.4%
Unaffiliated Registered
Investment Companies 2.1%
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes 3.9%
U.S. Treasury Notes 3.0%
Vanguard Short-Term Corporate Bond
ETF 2.1%
U.S. Treasury Notes 2.1%
U.S. Treasury Notes 2.0%
U.S. Treasury Notes 2.0%
U.S. Treasury Bonds 1.7%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 1.6%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.2%
U.S. Treasury Notes 1.0%
These securities represent 20.6% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
4.75% 2.38% 2.44%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg Barclays Government/Credit 1-3 Year Bond Index is an index that measures the performance of government and corporate fixed-rate debt securities with maturities of 1-3 years.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Low Volatility Equity Portfolio
32
Noah J. Monsen, CFA and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Portfolio seeks long-term capital appreciation with lower volatility relative to the global equity markets. The Portfolio's investment objective may be changed without shareholder approval.
Investment in Thrivent Low Volatility Equity Portfolio involves risks including equity security, foreign currency, foreign securities, futures contract, investment adviser, issuer, large cap, market, mid cap, quantitative investing, and small cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent Low Volatility Equity Portfolio earned a return of 23.13%. The Portfolio’s market benchmark, the MSCI World
Minimum Volatility Index–USD Net Returns, earned a return of 23.17%.
What factors affected the Portfolio’s performance?
Despite significant gains in global stock markets, much of the year was characterized by outperformance of defensive strategies, although the resolution of some uncertainties in the latter part of the year led to outperformance of riskier assets in the fourth quarter. In the U.S., uncertainty about global trade and the risk of escalating trade wars led investors to favor domestically focused industries including Utilities and Real Estate over those with extensive ties to global trade, especially
Energy. In Europe, uncertainty surrounding Brexit, on top of slow economic growth, caused increasing risk aversion. Especially outside the U.S., extremely low (or even negative) interest rates on bonds led investors to seek yield from more stable, dividend-paying stocks.
The same dynamics were also evident in the Portfolio’s relative sector performance, where Utilities performed well, and the highly cyclical Energy sector was the worst performer. We also saw the impact in the performance of the quantitative factors that we use to construct the Portfolio. Low volatility stocks outperformed those with high volatility. Also, stocks with stable earnings growth and profitability, especially those paying dividends, outperformed those with more cyclical earnings patterns.
Additionally, large-cap stocks outpaced small-cap stocks.
During periods of increased uncertainty, low volatility strategies significantly outperformed market capitalization-weighted indexes in the same geographical regions. The market experienced bouts of heightened risk aversion in May and August, which resulted in sell offs and increased volatility. During these periods, defensive, low volatility strategies experienced smaller drawdowns than the broader market. However, in the final months of the year, the market experienced a reduction in investor risk aversion as a result of optimism about a U.S.-China trade deal and improving international economic indicators. As a result, low volatility strategies sharply underperformed the broad market, resulting in modestly trailing performance for the full year.
The Portfolio’s performance versus its benchmark was negatively impacted by being underweighted in the gold mining industry. Gold miners benefited from an increase in the price of gold during the year. The same factors that drove defensive stock returns led investors to the perceived safety of gold, while negative yields on bonds in Europe and Japan made zero-
yielding gold more attractive. As risk aversion abated, gold continued to perform well as the value of the U.S. dollar weakened.
What is your outlook?
The outlook for low volatility strategies is closely tied to the resolution of global economic uncertainty, especially related to international trade. The apparent likelihood of Brexit by the end of January 2020, the more dovish stance of the Federal
Reserve regarding U.S. interest rates, and the easing of trade tensions between the U.S. and China all bolstered returns to risk assets. This led to weaker returns for low volatility strategies than the broad market late in 2019. We believe this bout of pronounced underperformance has largely run its course, and our expectation is for low volatility to perform in line with the market in the near term. An especially important factor that may affect equity returns and volatility this year is the outcome of the upcoming U.S. presidential election. As the race becomes more well defined and clarity emerges regarding the significant policy proposals of the candidates, market reaction in both directions could result. We are likely to see volatility at the sector, industry and broad market levels as investors weigh the impact potential policies may have on the economy and its forward growth outlook.

33
Portfolio Composition
(% of Portfolio)
Common Stock 95.8%
Short-Term Investments 4.2%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Consumer Staples 14.8%
Real Estate 14.3%
Financials 13.4%
Health Care 11.3%
Industrials 8.4%
Consumer Discretionary 8.2%
Information Technology 8.1%
Utilities 7.8%
Communications Services 7.8%
Materials 1.3%
Top 10 Countries
(% of Net Assets)
United States 48.6%
Japan 11.5%
Switzerland 10.4%
Canada 9.8%
Singapore 3.2%
United Kingdom 2.7%
Hong Kong 2.6%
Denmark 1.3%
Ireland 1.3%
Netherlands 1.0%
Investments in securities in these countries
represent 92.4% of the total net assets of the
Portfolio.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total
Returns
1
As of December 31,
2019
1-Year
From Inception
4/28/2017
23.13% 10.82%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* Morgan Stanley Capital International (MSCI) World Minimum Volatility Index – USD Net Returns measures the performance characteristics of a mini-
mum variance strategy applied to a universe of large and mid-cap stocks in 23 developed market countries. It is an optimized version of the MSCI World
Index. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Mid Cap Index Portfolio
34
Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400 Index.
Investment in Thrivent Mid Cap Index Portfolio involves risks including equity security, futures contract, issuer, market, and mid cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent Mid Cap Index Portfolio earned a return of 25.86%, compared with the median return of its peer group, the Lipper
S&P MidCap 400 Index category, of 25.58%. The Portfolio’s market benchmark, the S&P MidCap 400® Index, earned a return of
26.20%.
What factors affected the Portfolio’s performance?
The Portfolio’s holdings are aligned with those of the S&P MidCap 400® Index. The difference in performance between the benchmark index and the Portfolio is primarily attributable to expenses, with only minor differences due to Portfolio composition and cash flow management.
In 2019, the market experienced exceptionally strong equity returns, with ten of eleven sectors in the index contributing positive returns. Information Technology stood out as the highest returning sector, while Energy was the only sector to produce negative returns. Earnings growth among the companies represented in the S&P MidCap 400® Index was slightly negative, and gains in the Portfolio were due to rising valuation multiples rather than gains in companies’ earnings per share.
What is your outlook?
We expect positive earnings growth to be supportive of equities in 2020. Although earnings-based valuations are high relative to historical averages, in the absence of a recession, we expect equity gains to continue this year supported by their cash flow and yield advantages relative to bonds. However, it is unlikely that equity market returns will match the pace of gains in 2019.
An especially important factor that may affect equity returns and volatility this year is the outcome of the upcoming U.S.
presidential election. As the race becomes more well defined and clarity emerges regarding the significant policy proposals of the candidates, market reaction in both directions could result. We are likely to see volatility at the sector, industry and broad market levels as investors weigh the impact potential policies may have on the economy and its forward growth outlook.

35
Portfolio Composition
(% of Portfolio)
Common Stock 96.7%
Short-Term Investments 3.3%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 16.0%
Industrials 15.3%
Information Technology 14.8%
Consumer Discretionary 13.7%
Real Estate 10.5%
Health Care 9.4%
Materials 5.9%
Utilities 4.4%
Consumer Staples 2.8%
Energy 2.0%
Top 10 Holdings
(% of Net Assets)
Teledyne Technologies, Inc. 0.7%
Domino's Pizza, Inc. 0.6%
Tyler Technologies, Inc. 0.6%
Alleghany Corporation 0.6%
Teradyne, Inc. 0.6%
West Pharmaceutical Services, Inc. 0.6%
Medical Properties Trust, Inc. 0.6%
Fair Isaac Corporation 0.6%
Trimble, Inc. 0.5%
Camden Property Trust 0.5%
These securities represent 5.9% of the total net
assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
25.86% 8.74% 12.30%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The S&P MidCap 400® Index is an index that represents the average performance of a group of 400 medium capitalization stocks. The product is not sponsored, endorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Mid Cap Stock Portfolio
36
Brian J. Flanagan, CFA, Portfolio Manager
Thrivent Mid Cap Stock Portfolio seeks long-term capital growth.
Investment in Thrivent Mid Cap Stock Portfolio involves risks including equity security, investment adviser, issuer, market, mid cap, other funds, and quantitative investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent Mid Cap Stock Portfolio earned a return of 26.16%, compared with the median return of its peer group, the Lipper Mid
Cap Core category, of 29.18%. The Portfolio’s market benchmark, the S&P MidCap 400® Index, earned a return of 26.20%.
What factors affected the Portfolio’s performance?
Thrivent Mid Cap Stock Portfolio underperformed its peer group and roughly matched the benchmark return during the reporting period due to underperformance in the Industrials, Materials and Energy sectors, which was only partially offset by outperformance in Utilities. United Airlines and Southwest Airlines hampered returns in the Industrials sector. The grounding of the Boeing 737 Max airliner caused costs to increase at both airlines and caused investor concern about future capacity when the airliner returns to service. In the Materials sector, Steel Dynamics suffered after declining demand and the potential of future production capacity hammered steel prices and negatively impacted the company’s shares. Also, in Materials, shares of Owens-Illinois sold off due to a combination of poor execution, falling demand and increasing leverage. Positions in Callon
Petroleum, EQT Corporation and Patterson-UTI Energy all negatively impacted Energy sector results. Callon Petroleum’s shares suffered after the company made an ill-advised acquisition, which significantly increased its balance sheet leverage and execution risk. Exploration and production (E&P) company EQT substantially underperformed the market after rising natural gas inventories buffeted natural gas prices. Demand significantly declined for Patterson-UTI’s drilling rigs and equipment after the company’s E&P customers curtailed expenditures.
Conversely, within Utilities, Entergy led solid all-around stock selection in the sector. The stock benefited from falling interest rates, while the company also executed flawlessly on new capital projects and shifted earnings mix toward regulated sources.
Given the capital allocation decisions and execution issues at Callon Petroleum, EQT Corporation, and Owens-Illinois, we sold those investments from the Portfolio. However, we continue to find long-term value and competitive advantages in the other companies mentioned and maintained these positions.
What is your outlook?
We have increased the Portfolio’s exposure to cyclical, value-oriented investments and lowered exposure to higher-valued, defensive companies and higher-valued, high-growth companies. Increasing Industrial exposure is one example in the former category and decreasing Consumer Staples exposure is an example is the latter category. Attractive relative valuations as measured by free-cash-flow spreads, an improving economic outlook, continued worldwide fiscal and monetary stimulus, and a lessening of U.S./China trade tensions all support greater exposure to cyclical, value-oriented investments. While many of these investments were “cheap” before, they lacked the above-mentioned catalysts. We believe this fundamental backdrop should allow those competitively positioned, cyclically exposed firms to benefit from an improving economy through accelerating sales, strong operational leverage and margins, increasing cash flow and better returns. These firms also offer more attractive valuations relative to companies in defensive sectors such as Consumer Staples that have less opportunity for margin expansion.
As we navigate the current market environment, we will continue to utilize the people, process and patience that have served us well in providing shareholders with long-term competitive returns.

37
Portfolio Composition
(% of Portfolio)
Common Stock 95.5%
Short-Term Investments 4.5%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 17.9%
Industrials 17.2%
Information Technology 14.3%
Consumer Discretionary 10.4%
Real Estate 8.7%
Health Care 7.6%
Utilities 6.4%
Energy 4.1%
Communications Services 4.0%
Materials 3.0%
Top 10 Holdings
(% of Net Assets)
Huntington Ingalls Industries, Inc. 3.1%
Southwest Airlines Company 3.0%
Akamai Technologies, Inc. 2.9%
Assured Guaranty, Ltd. 2.6%
Zions Bancorporations NA 2.5%
RH 2.4%
KeyCorp 2.4%
Verisk Analytics, Inc. 2.1%
Markel Corporation 2.1%
Teradyne, Inc. 2.1%
These securities represent 25.2% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
26.16% 11.48% 13.39%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The S&P MidCap 400® Index represents the average performance of a group of 400 medium capitalization stocks.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Moderate Allocation Portfolio
38
David S. Royal, David R. Spangler, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, and Stephen D. Lowe, CFA, Portfolio
Co-Managers*
Thrivent Moderate Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderate Allocation Portfolio involves risks including allocation, credit, derivatives, emerging markets, equity security, foreign currency, foreign securities, growth investing, high yield, interest rate, investment adviser, issuer, large cap, leveraged loan, liquidity, market, mid cap, other funds, portfolio turnover rate, quantitative investing, small cap and value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective February 28, 2019, David R. Spangler, CFA, replaced David C. Francis, CFA, as a portfolio manager of the Portfolio.
How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent Moderate Allocation Portfolio earned a return of 18.75%, compared with the median return of its peer group, the
Lipper Mixed-Asset Target Allocation Moderate category, of 17.89%. The Portfolio’s market benchmarks, the S&P 500® Index, the Bloomberg Barclays U.S. Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns, earned returns of 31.49%, 8.72% and 21.51%, respectively.
What factors affected the Portfolio’s performance?
Following a significant pullback in domestic and international equity markets at the end of 2018, markets experienced a strong recovery in 2019. This year’s rally was led by more defensive and higher-quality areas of the market with large-cap growth stocks leading by substantial margins relative to small caps and value. Market factors such as momentum, growth, lower beta and lower volatility outperformed value, higher beta and higher volatility. During this period of significant market volatility, the Portfolio outperformed its peer group.
Although sector allocation decisions among the underlying portfolios generally benefited results, security selection by the managers detracted overall relative to their respective benchmarks. The Portfolio experienced positive results from sector allocations in domestic large- and small-cap stock portfolios, while sector exposures in mid caps and international detracted from performance. Security selection was negative among the large-cap value, large-cap growth, mid-cap core and international managers, while the small-cap core, small-cap value and mid-cap value managers added value from selection. Additionally, the low volatility strategy introduced to the Portfolio in early 2018 provided positive results from security selection in 2019.
Although no sectors represented more than 25% of net assets for the period, the Portfolio benefited from strong relative performance in Financials, Energy, Industrials and Health Care, while Consumer Discretionary, Communication Services and
Utilities negatively impacted performance.
As part of the management process, we employed derivatives to adjust the Portfolio’s exposures to various asset classes. At the asset allocation level, the Portfolio benefited from several of these tactics. While equity markets were materially declining at the end of 2018, we increased the Portfolio’s equity targets both in mid-December 2018 and early January 2019, which benefited performance as stocks recovered throughout 2019. However, a trade in February 2019 that reduced international developed equity exposure in favor of emerging markets equity negatively impacted performance. Throughout the reporting period, we consistently rebalanced the Portfolio to its asset class targets with favorable results.
In the fixed-income market, interest rates fell significantly in 2019. The Treasury yield curve inverted mid-year but ended up steeper as yields on short rates fell more than intermediate and long rates. The Federal Reserve (Fed) cut its target interest rate three times, and the combination of lower interest rates and falling corporate credit spreads produced strong fixed-income market returns. The fixed-income portion of the Portfolio outperformed the Bloomberg Barclays U.S. Aggregate Bond Index
because it was overweighted in corporate securities. An underweighting to Treasuries and overweighting to emerging market debt also benefited performance. Securitized assets underperformed. We used Treasury futures and mortgage options to manage the fixed-income portfolio’s interest rate exposure.
What is your outlook?
Domestically, we expect the Fed to be dormant after lowering interest rates three times in 2019, and the yield curve to steepen as inflation and economic growth pick up in the second half of 2020. U.S. gross domestic product growth is expected to remain below 3%, which has traditionally provided a friendly environment for large-cap growth stocks. However, we expect a reduction in economic uncertainty, higher inflation and a steepening yield curve—combined with historic large/small and growth/value disparities—will make small caps and value (especially cyclicals) superior relative bets in 2020. Internationally, measures of economic activity, like purchasing managers’ indexes (PMIs), have turned positive. We expect this trend to broaden and continue, most quickly in Asia and more slowly in Europe. Also, global trade uncertainties are declining with Brexit happening at the end of January, a Phase 1 trade deal complementing improved economic trends in China, and a majority of central banks in the midst of easing. As a result, we have increased the Portfolio’s international exposures to approximately neutral levels versus their benchmarks, with overweightings to Europe and emerging markets. Going forward, we expect to continue to increase the Portfolio international exposures opportunistically. Additionally, we expect to reduce the Portfolio’s domestic growth exposure in favor of domestic value in anticipation of improving cyclical performance. Within fixed income, positioning is roughly neutral in terms of credit and interest rate exposures.

39
Portfolio Composition
(% of Portfolio)
Investment Grade Debt 34.2%
Large Cap 27.8%
International 13.3%
Short-Term Investments 8.0%
Mid Cap 5.6%
High Yield 3.3%
Multi-Cap 2.9%
Emerging Markets Debt 1.8%
Small Cap 1.6%
Floating Rate Debt 1.5%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Value Portfolio 6.5%
Thrivent Income Portfolio 5.9%
Thrivent International Allocation
Portfolio 5.5%
Thrivent Mid Cap Stock Portfolio 3.8%
Thrivent Global Stock Portfolio 3.6%
Thrivent Limited Maturity Bond Portfolio 3.2%
Thrivent Core Low Volatility Equity Fund 3.2%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.6%
Thrivent Core Emerging Markets Debt
Fund 2.0%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 1.9%
These securities represent 38.2% of the total
net assets of the Portfolio.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio Composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The list of Top 10 Holdings excludes short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
18.75% 6.78% 7.84%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is to represent the per-
formance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. “S&P 500” is a trademark of The
McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial. The product is not sponsored, endorsed or promoted by Standard
& Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Moderately Aggressive Allocation Portfolio
40
David S. Royal, David R. Spangler, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, and Stephen D. Lowe, CFA, Portfolio
Co-Managers*
Thrivent Moderately Aggressive Allocation Portfolio seeks long-term capital growth.
Investment in Thrivent Moderately Aggressive Allocation Portfolio involves risks including allocation, credit, derivatives, emerging markets, equity security, foreign currency, foreign securities, growth investing, high yield, interest rate, investment adviser, issuer, large cap, leveraged loan, liquidity, market, mid cap, other funds, quantitative investing, small cap, and value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective February 28, 2019, David R. Spangler, CFA, replaced David C. Francis, CFA, as a portfolio manager of the Portfolio.
How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent Moderately Aggressive Allocation Portfolio earned a return of 22.11%, compared with the median return of its peer group, the Lipper Mixed-Asset Target Allocation Growth category, of 20.19%. The Portfolio’s market benchmarks, the S&P 500®
Index, the Bloomberg Barclays U.S. Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net Returns,
earned returns of 31.49%, 8.72% and 21.51%, respectively.
What factors affected the Portfolio’s performance?
Following a significant pullback in domestic and international equity markets at the end of 2018, markets experienced a strong recovery in 2019. This year’s rally was led by more defensive and higher-quality areas of the market with large-cap growth stocks leading by substantial margins relative to small caps and value. Market factors such as momentum, growth, lower beta and lower volatility outperformed value, higher beta and higher volatility. During this period of significant market volatility, the Portfolio outperformed its peer group.
Although sector allocation decisions among the underlying portfolios generally benefited results, security selection by the managers detracted overall relative to their respective benchmarks. The Portfolio experienced positive results from sector allocations in domestic large- and small-cap stock portfolios, while sector exposures in mid caps and international detracted from performance. Security selection was negative among the large-cap value, large-cap growth, mid-cap core and international managers, while the small-cap core, small-cap value and mid-cap value managers added value from selection. Additionally, the low volatility strategy introduced to the Portfolio in early 2018 provided positive results from security selection in 2019.
Although no sectors represented more than 25% of net assets for the period, the Portfolio benefited from strong relative performance in Financials, Energy, Industrials and Health Care, while Consumer Discretionary, Communication Services and
Utilities negatively impacted performance.
As part of the management process, we employed derivatives to adjust the Portfolio’s exposures to various asset classes. At the asset allocation level, the Portfolio benefited from several of these tactics. While equity markets were materially declining at the end of 2018, we increased the Portfolio’s equity targets both in mid-December 2018 and early January 2019, which benefited performance as stocks recovered throughout 2019. However, a trade in February 2019 that reduced international developed equity exposure in favor of emerging markets equity negatively impacted performance. Throughout the reporting period, we consistently rebalanced the Portfolio to its asset class targets with favorable results.
Within the fixed-income market, interest rates fell significantly in 2019. The Treasury yield curve inverted mid-year but ended up steeper as yields on short rates fell more than intermediate and long rates. The Federal Reserve (Fed) cut its target interest rate three times, and the combination of lower interest rates and falling corporate credit spreads produced strong fixed-
income market returns. The fixed-income portion of the Portfolio outperformed the Bloomberg Barclays U.S. Aggregate Bond
Index because it was overweighted in corporate securities. An underweighting to Treasuries and overweighting to emerging market debt also benefited performance. Securitized assets underperformed. We used Treasury futures and mortgage options to manage the fixed-income portfolio’s interest rate exposure.
What is your outlook?
Domestically, we expect the Fed to be dormant after lowering interest rates three times in 2019, and the yield curve to steepen as inflation and economic growth pick up in the second half of 2020. U.S. gross domestic product growth is expected to remain below 3%, which has traditionally provided a friendly environment for large-cap growth stocks. However, we expect a reduction in economic uncertainty, higher inflation and a steepening yield curve—combined with historic large/small and growth/value disparities—will make small caps and value (especially cyclicals) superior relative bets in 2020. Internationally, measures of economic activity, like purchasing managers’ indexes (PMIs), have turned positive. We expect this trend to broaden and continue, most quickly in Asia and more slowly in Europe. Also, global trade uncertainties are declining with Brexit happening at the end of January, a Phase 1 trade deal complementing improved economic trends in China, and a majority of central banks in the midst of easing. As a result, we have increased the Portfolio’s international exposures to approximately neutral levels versus their benchmarks, with overweightings to Europe and emerging markets. Going forward, we expect to continue to increase the Portfolio’s international exposures opportunistically. Additionally, we expect to reduce the Portfolio’s domestic growth exposure in favor of domestic value in anticipation of improving cyclical performance. Within fixed income, positioning is roughly neutral in terms of credit and interest rate exposures.

41
Portfolio Composition
(% of Portfolio)
Large Cap 34.0%
Investment Grade Debt 19.3%
International 16.6%
Short-Term Investments 8.2%
Small Cap 7.6%
Mid Cap 7.0%
Multi-Cap 3.4%
High Yield 2.0%
Emerging Markets Debt 1.1%
Floating Rate Debt 0.8%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent International Allocation
Portfolio 8.5%
Thrivent Large Cap Value Portfolio 7.3%
Thrivent Mid Cap Stock Portfolio 7.1%
Thrivent Global Stock Portfolio 6.0%
Thrivent Core Low Volatility Equity Fund 3.6%
Thrivent Core International Equity Fund 3.3%
Thrivent Income Portfolio 2.7%
Thrivent Small Cap Stock Portfolio 1.7%
Thrivent Limited Maturity Bond Portfolio 1.5%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.5%
These securities represent 43.2% of the total
net assets of the Portfolio.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio Composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The list of Top 10 Holdings excludes short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
22.11% 7.99% 9.11%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is to represent the per-
formance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. “S&P 500” is a trademark of The
McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial. The product is not sponsored, endorsed or promoted by Standard
& Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Moderately Conservative Allocation Portfolio
42
David S. Royal, David R. Spangler, CFA, Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, and Stephen D. Lowe, CFA Portfolio Co-Man-
agers*
Thrivent Moderately Conservative Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderately Conservative Allocation Portfolio involves risks including allocation, credit, derivatives, emerging markets, equity security, foreign currency, foreign securities, growth investing, high yield, interest rate, investment adviser, issuer, large cap, leveraged loan, liquidity, market, mid cap risk, other funds, portfolio turnover rate, quantitative investing, small cap, and value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
*Effective February 28, 2019, David R. Spangler, CFA, replaced David C. Francis, CFA, as a portfolio manager of the Portfolio.
How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent Moderately Conservative Allocation Portfolio earned a return of 15.18%, compared with the median return of its peer group, the Lipper Mixed-Asset Target Allocation Conservative category, of 13.38%. The Portfolio’s market benchmarks, the
S&P 500® Index, the Bloomberg Barclays U.S. Aggregate Bond Index, and the MSCI All Country World Index ex-USA–USD Net
Returns, earned returns of 31.49%, 8.72% and 21.51%, respectively.
What factors affected the Portfolio’s performance?
Following a significant pullback in domestic and international equity markets at the end of 2018, markets experienced a strong recovery in 2019. This year’s rally was led by more defensive and higher-quality areas of the market with large-cap growth stocks leading by substantial margins relative to small caps and value. Market factors such as momentum, growth, lower beta and lower volatility outperformed value, higher beta and higher volatility. During this period of significant market volatility, the Portfolio outperformed its peer group.
Although sector allocation decisions among the underlying portfolios generally benefited results, security selection by the managers detracted overall relative to their respective benchmarks. The Portfolio experienced positive results from sector allocations in domestic large- and small-cap stock portfolios, while sector exposures in mid caps and international detracted from performance. Security selection was negative among the large-cap value, large-cap growth, mid-cap core and international managers, while the small-cap core, small-cap value and mid-cap value managers added value from selection. Additionally, the low volatility strategy introduced to the Portfolio in early 2018 provided positive results from security selection in 2019.
Although no sectors represented more than 25% of net assets for the period, the Portfolio benefited from strong relative performance in Financials, Energy, Industrials and Health Care, while Consumer Discretionary, Communication Services and
Utilities negatively impacted performance.
As part of the management process, we employed derivatives to adjust the Portfolio’s exposures to various asset classes. At the asset allocation level, the Portfolio benefited from several of these tactics. While equity markets were materially declining at the end of 2018, we increased the Portfolio’s equity targets both in mid-December 2018 and early January 2019, which benefited performance as stocks recovered throughout 2019. However, a trade in February 2019 that reduced international developed equity exposure in favor of emerging markets equity negatively impacted performance. Throughout the reporting period, we consistently rebalanced the Portfolio to its asset class targets with favorable results.
In the fixed-income market, interest rates fell significantly in 2019. The Treasury yield curve inverted mid-year but ended up steeper as yields on short rates fell more than intermediate and long rates. The Federal Reserve (Fed) cut its target interest rate three times, and the combination of lower interest rates and falling corporate credit spreads produced strong fixed-income market returns. The fixed-income portion of the Portfolio outperformed the Bloomberg Barclays U.S. Aggregate Bond Index
because it was overweighted in corporate securities. An underweighting to Treasuries and overweighting to emerging market debt also benefited performance. Securitized assets underperformed. We used Treasury futures and mortgage options to manage the fixed-income portfolio’s interest rate exposure.
What is your outlook?
Domestically, we expect the Fed to be dormant after lowering interest rates three times in 2019, and the yield curve to steepen as inflation and economic growth pick up in the second half of 2020. U.S. gross domestic product growth is expected to remain below 3%, which has traditionally provided a friendly environment for large-cap growth stocks. However, we expect a reduction in economic uncertainty, higher inflation and a steepening yield curve—combined with historic large/small and growth/value disparities—will make small caps and value (especially cyclicals) superior relative bets in 2020. Internationally, measures of economic activity, like purchasing managers’ indexes (PMIs), have turned positive. We expect this trend to broaden and continue, most quickly in Asia and more slowly in Europe. Also, global trade uncertainties are declining with Brexit happening at the end of January, a Phase 1 trade deal complementing improved economic trends in China, and a majority of central banks in the midst of easing. As a result, we have increased the Portfolio’s international exposures to approximately neutral levels versus their benchmarks, with overweightings to Europe and emerging markets. Going forward, we expect to continue to increase the Portfolio’s international exposures opportunistically. Additionally, we expect to reduce the Portfolio’s domestic growth exposure in favor of domestic value in anticipation of improving cyclical performance. Within fixed income, positioning is roughly neutral in terms of credit and interest rate exposures.

43
Portfolio Composition
(% of Portfolio)
Investment Grade Debt 48.8%
Large Cap 14.9%
Short-Term Investments 11.0%
International 9.3%
Mid Cap 5.0%
High Yield 4.6%
Emerging Markets Debt 2.6%
Floating Rate Debt 2.0%
Multi-Cap 2.0%
Small Cap -0.2%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Income Portfolio 7.9%
Thrivent Limited Maturity Bond Portfolio 4.7%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 3.7%
Thrivent Large Cap Value Portfolio 3.7%
Thrivent International Allocation
Portfolio 3.6%
Thrivent Core Emerging Markets Debt
Fund 2.9%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 2.8%
Thrivent High Yield Portfolio 2.6%
Thrivent Core Low Volatility Equity Fund 2.2%
Thrivent Mid Cap Stock Portfolio 1.9%
These securities represent 36.0% of the total
net assets of the Portfolio.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio Composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The list of Top 10 Holdings excludes short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
15.18% 5.42% 6.22%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI All Country World Index ex-USA - USD Net Returns is an unmanaged market capitalization-weighted index that is to represent the per-
formance of developed and emerging stock markets throughout the world. The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Bloomberg Barclays U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds.
*** The S&P 500® Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses or taxes. “S&P 500” is a trademark of The
McGraw-Hill Companies, Inc. and has been licensed for use by Thrivent Financial. The product is not sponsored, endorsed or promoted by Standard
& Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation.

Thrivent Money Market Portfolio
44
An investment in the Thrivent Money Market Fund is not insured or guaranteed by the FDIC or any other government agency.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
William D. Stouten, Portfolio Manager
Thrivent Money Market Portfolio seeks to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.
Investment in Thrivent Money Market Portfolio involves risks including credit, government securities, interest rate, money market fund, and redemption risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Although the Portfolio seeks to preserve the value of your investment a $1.00 per unit, it is possible to lose money by investing in the
Portfolio. Investments in the Money Market Portfolio are neither insured nor guaranteed by the Federal Deposit Insurance Corporation
(FDIC) or any other government agency. These and other risks are described in the Prospectus.
How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent Money Market Portfolio earned a return of 1.83%, compared with the median net return of its peer group, the Lipper
U.S. Government Money Market Funds category, of 1.93%.
What factors affected the Portfolio’s performance?
The bulk of the Portfolio’s performance in any given year is determined by the level of short-term interest rates, which in turn is heavily influenced by where the Federal Reserve (Fed) sets its target for the bellwether federal funds rate. The federal funds rate is the rate at which banks borrow from each other overnight on an uncollateralized basis. Yields on short-term fixed-
income securities, which make up the entirety of the Portfolio’s holdings, tend to track movements in the federal funds rate.
After raising its target for the federal funds rate four times in 2018, by a total of one percentage point, the central bank reversed course in 2019 and lowered it three times by a quarter of a percentage point each in July, September and October.
That left the effective federal funds rate at 1.55% by year-end. (Source: New York Federal Reserve)
Several factors played into the Fed’s decision to lower short-term rates, including slowing global economic growth and trade tensions that had the potential to adversely impact the U.S. economy. Lowering interest rates can boost the economy by making it easier for businesses and consumers to borrow and spend.
As a government money market fund, the Portfolio is required to maintain a weighted average life (WAL) of not more than 120 days. During 2019, we kept the Portfolio’s WAL toward the higher end of the range by investing heavily in longer-term floating-
rate securities, which often offer higher yields than those available on shorter-maturity fixed-income securities.
We attribute differences in the Portfolio’s performance relative to its Lipper peer group primarily to the Portfolio’s decision not to engage in repurchase transactions with lower-rated or foreign counterparties, or illiquid repurchase agreements, which offer the potential for higher returns but also higher risk. As always, we remained focused on the Portfolio’s primary goals of liquidity, safety and a stable $1.00 share price.
What is your outlook?
With the U.S. economy still growing at year-end and inflation low, the Fed signaled in December that it would be entering 2020 with no plans for further rate changes. The Fed indicated that it expected the economy to grow at a 2% rate in 2020, down from an estimated 2.2% in 2019 and 2.9% in 2018. The Fed’s stance on rates could change, of course, if the economy grows significantly faster or slower than the expected rate. We enter 2020 maintaining our emphasis on floating-rate securities because of the attractive spread they offer over fixed-rate securities, while continuing to monitor Fed guidance and regulatory developments that may impact our market.

45
Portfolio Composition
(% of Portfolio)
U.S. Government Agency Debt 89.3%
U.S. Treasury Debt 10.7%
Total 100.0%
Quoted Portfolio Composition is subject to change.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
1.83% 0.76% 0.38%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* Seven-day yields of Thrivent Money Market Portfolio refer to the income generated by an investment in the Portfolio over a specified seven-day period.
Effective yields reflect the reinvestment of income. A yield gross of waivers represents what the yield would have been if the Adviser were not waiving, reimbursing, or recouping certain expenses associated with the Portfolio. The Adviser may recoup certain expenses associated with the Portfolio only during the Portfolio’s fiscal year. Yields are subject to daily fluctuation and should not be considered an indication of future results.
Money Market Portfolio Yields
*
As of December 31, 2019
Portfolio
7-Day Yield 1.36%
7-Day Yield Gross of Waivers 1.36%
7-Day Effective Yield 1.37%
7-Day Effective Yield Gross of Waivers 1.37%

Thrivent Multidimensional Income Portfolio
46
Mark L. Simenstad, CFA, Gregory R. Anderson, CFA, Paul J. Ocenasek, CFA, Conrad E. Smith, CFA, and Stephen D. Lowe, CFA, Portfo-
lio Co-Managers*
The Portfolio seeks a high level of current income and, secondarily, growth of capital. The Portfolio's investment objectives may be changed without shareholder approval.
Investment in Thrivent Multidimensional Income Portfolio involves risks including business development company ("BDC"), closed-
end fund ("CEF"), convertible securities, credit, derivatives, emerging markets, ETF, foreign securities, growth investing, high yield, interest rate, investment adviser, investment in other investment companies, issuer, leveraged loan, liquidity, market, master limited partnership ("MLP"), mortgage-backed and other asset-backed securities, other funds, portfolio turnover rate, preferred securities, real estate investment trust ("REIT"), and sovereign debt risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
* Effective February 28, 2019, Kent L. White, CFA, no longer serves as a portfolio manager of the Portfolio.
How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent Multidimensional Income Portfolio generated a return of 15.09%, compared with the median return of its peer group, the Lipper Flexible Portfolio category, of 18.01%. The Portfolio’s market benchmarks, the Bloomberg Barclays U.S. Mortgage-
Backed Securities Index, the S&P/LSTA Leveraged Loan Index, and the Bloomberg Barclays U.S. Corporate High Yield Bond
Index, returned 6.35%, 8.64% and 14.32%, respectively.
What factors affected the Portfolio’s performance?
U.S. economic growth was showing signs of slowing heading into 2019, while growth outside the U.S. was already sluggish.
The Federal Reserve (Fed), after raising short-term interest rates four times in 2018, responded by halting its rate-hike regimen during the first half of the year. It then lowered short-term rates three times in the second half, by a quarter of a percentage point each in July, September and October. Rates fell in sympathy across the Treasury yield curve, which briefly inverted as rates dropped more at the longer end of the market. This inversion, combined with concerns about global growth, trade tensions and a disorderly Brexit, sparked recession fears, which in turn weakened business confidence and contributed to market volatility.
Investor sentiment improved over the course of the fourth quarter, bolstered by the Fed’s rate cuts and scattered improvement in economic indicators, including continued job growth. Bond yields, which move inversely to bond prices, rebounded a bit.
The yield on 10-year Treasuries, which had fallen to 1.47% by late August, finished the year at 1.92% versus 2.69% a year earlier. Still, with rates negative in many areas of the world, including Japan and some countries in Europe, global demand for yield was strong enough that fixed-income funds in the U.S. experienced strong inflows of cash.
The Portfolio is comprised of three main components: core fixed income, which includes high-quality assets such as investment-grade corporate bonds and securitized assets; core-plus fixed income, which includes high-yield corporate bonds, emerging market bonds and leveraged loans; and alternative fixed income, which includes preferred securities, closed-
end funds, convertible securities and opportunistic equities. In 2019, all of these sectors delivered positive returns, led by convertible securities and closed-end funds, which earned nearly 30% and 28%, respectively, before expenses. Strong security selection contributed to the Portfolio’s performance in convertible securities and closed-end funds. Other strong contributors included high-yield and emerging market bonds, which earned just over 16% and 14%, respectively, before expenses.
The Portfolio’s underperformance relative to its Lipper peer group was largely attributable to the peer group’s higher allocation to equities. We had positioned the Portfolio more defensively. Other drags on performance included modest holdings in higher-quality securitized assets and investment-grade corporate bonds, which delivered single-digit returns, and security selection in the leveraged loan sector, which also had single-digit returns. We used Treasury futures to lessen the
Portfolio’s exposure to the front end of the yield curve and dampen the interest rate impact of its longer-maturity investment-
grade corporate bonds. These hedges had minimal net impact on the Portfolio’s return.
What is your outlook?
We believe the Fed is unlikely to change rates in the coming year barring a significant change in U.S. economic growth and inflation levels. A relatively strong U.S. economy should be supportive of the corporate credit market and fundamentals.
However, the absolute amount of leverage on corporate balance sheets, while improving, remains relatively high, especially considering we are late in the credit cycle, and could become problematic if the economy experiences a dramatic slowdown.
With valuations high in credit sectors, we see little room for continued spread compression, which will make it difficult for the
Portfolio to duplicate 2019’s strong performance.

47
Major Market Sectors
(% of Net Assets)
Unaffiliated Registered
Investment Companies 32.8%
Financials 15.0%
Affiliated Fixed Income Holdings 10.1%
Communications Services 5.8%
Energy 5.7%
U.S. Government & Agencies 5.0%
Consumer Non-Cyclical 4.4%
Capital Goods 3.8%
Consumer Cyclical 3.5%
Technology 2.4%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 10.1%
iShares S&P U.S. Preferred Stock Index
Fund 9.5%
SPDR Bloomberg Barclays High Yield
Bond ETF 8.0%
U.S. Treasury Bonds 5.0%
Bank of America Corporation 0.9%
Energizer Holdings, Inc. 0.6%
BlackRock Corporate High Yield Fund,
Inc. 0.6%
Cheniere Corpus Christi Holdings, LLC 0.6%
Invesco Variable Rate Preferred ETF 0.6%
JBS USA, LLC 0.5%
These securities represent 36.4% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned.
Average Annual Total
Returns
1
As of December 31,
2019
1-Year
From Inception
4/28/2017
15.09% 4.58%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg Barclays U.S. Mortgage-Backed Securities Index (MBS) is formed by grouping the universe of over 600,000 individual fixed-rate U.S.
government agency MBS pools into approximately 3,500 generic types of securities.
** The S&P/LSTA Leveraged Loan Index is a market-value weighted index representing the performance of the universe of U.S. dollar-denominated, senior secured, syndicated term loans.
*** The Bloomberg Barclays U.S. Corporate High Yield Bond Index is an index which measures the performance of fixed-rate non-investment grade bond.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Opportunity Income Plus Portfolio
48
Gregory R. Anderson, CFA, Conrad E. Smith, CFA, Paul J. Ocenasek, CFA, Kent L. White, CFA, and Stephen D. Lowe, CFA, Portfolio
Co-Managers
Thrivent Opportunity Income Plus Portfolio seeks a combination of current income and long-term capital appreciation.
Investment in Thrivent Opportunity Income Plus Portfolio involves risks including allocation, convertible securities, credit, derivatives, emerging markets, equity securities, ETF, foreign securities, high yield, interest rate, investment adviser, issuer, leveraged loan, liquidity, market, mortgage-related and other asset-backed securities, other funds, portfolio turnover rate, real estate investment trust
(REIT), and sovereign debt risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent Opportunity Income Plus Portfolio earned a return of 8.53%, compared with the median return of its peer group, the
Lipper General Bond category, of 8.42%. The Portfolio’s market benchmarks, the Bloomberg Barclays U.S. Mortgage-Backed
Securities Index, the S&P/LSTA Leveraged Loan Index, and the Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index,
earned returns of 6.35%, 8.64% and 15.18%, respectively.
What factors affected the Portfolio’s performance?
U.S. economic growth was showing signs of slowing heading into 2019, while growth outside the U.S. was already sluggish.
After raising short-term interest rates four times in 2018, the Federal Reserve (Fed) paused in the first half of 2019 and then lowered rates three times in the second half. Rates fell in sympathy across the Treasury yield curve, which briefly inverted as rates dropped more at the longer end. This inversion, combined with concerns about global growth, trade tensions and Brexit, sparked recession fears, which in turn weakened business confidence and contributed to market volatility.
Investor sentiment improved over the course of the fourth quarter, bolstered by the Fed’s rate cuts and scattered improvement in economic indicators, including continued job growth. Bond yields, which move inversely to bond prices, rebounded a bit.
The yield on 10-year Treasuries, which had fallen to 1.47% by late August, finished the year at 1.92% versus 2.69% a year earlier. Still, with rates negative in many areas of the world, including Japan and some countries in Europe, global demand for yield was strong enough that fixed-income funds in the U.S. experienced strong inflows of cash.
We continued to invest a large portion of the Portfolio in corporate credit sectors, including approximately 30% in leveraged loans, 14% in high-yield bonds and 11% in investment-grade bonds. We allocated approximately 27% of the Portfolio to securitized assets, with about half in agency mortgage-backed securities (MBS) and the remainder in asset-backed securities, nonagency MBS and collateralized loan obligations. Emerging market (EM) exposure represented approximately 14% of net assets, and preferred securities about 3%.
The Portfolio outperformed its Lipper peers mainly due to its exposures to investment-grade and high-yield credit, which generated gross returns of 8.5% and 15.3%, respectively. The Portfolio’s EM allocation also aided performance with its 14.2%
overall return before expenses, which helped on an absolute basis. On the other hand, the Portfolio’s allocation to leveraged loans detracted from results. This segment of the corporate market was under pressure from credit issues, which negatively impacted some of our holdings. The Portfolio’s leveraged loan holdings generated a 9.1% return before expenses, which was slightly above the return for the S&P/LSTA Leveraged Loan Index, but we had more allocated to the sector than our peers.
Performance also was hurt by some of the Portfolio’s modest equity exposure from previously restructured loans. Security selection also proved to be a drag on returns in the securitized area, particularly in agency and nonagency MBS. The Portfolio’s securitized holdings experienced a return of 5.2% before expenses, underperforming the Bloomberg Barclays U.S. Mortgage-
Backed Securities Index.
We hedged some of the Portfolio’s alternative equity exposure with a short position in S&P 500® futures as a defensive move, which modestly detracted from performance. We used Treasury futures and mortgage market options to help manage the
Portfolio’s duration and yield curve positioning, which had little impact on performance.
What is your outlook?
Although we are beginning to see nascent evidence of a bottoming in global growth, we think U.S. growth will remain moderate, and inflation will remain subdued. We anticipate the Fed will remain on hold for some time with respect to interest rates, having indicated it would require a material shift in its economic outlook before making further changes. We believe yields will likely stay in a fairly narrow range in the coming year but are more likely to drift slightly higher than lower. Credit markets are being supported by current monetary policy and ongoing strong demand for yield; however, valuations across the segment are fair to rich. Therefore, we expect more of the segment’s returns to come from income versus price appreciation in the coming year. Our outlook also is somewhat cautious given that we are likely late in the current economic cycle. In the coming year, we will be more tactical in our approach to security selection, taking advantage of valuation dislocations.
Although the leveraged loan sector is starting to look more attractive, some credit quality concerns remain in that market. We will continue to diversify the Portfolio somewhat away from the U.S. through EM exposure, which should benefit if the Fed remains on hold and the U.S. dollar does not strengthen.

49
Major Market Sectors
(% of Net Assets)
Mortgage-Backed Securities 15.5%
Affiliated Fixed Income Holdings 14.7%
Collateralized Mortgage
Obligations 9.9%
Financials 9.9%
Consumer Non-Cyclical 8.3%
Communications Services 8.3%
Consumer Cyclical 6.5%
Asset-Backed Securities 4.4%
Energy 4.2%
Capital Goods 4.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 14.7%
FNMA Conv. 30-Yr. Pass Through 5.5%
FNMA Conv. 15-Yr. Pass Through 3.4%
Vanguard Short-Term Corporate Bond
ETF 1.6%
FNMA Conv. 15-Yr. Pass Through 1.4%
FNMA Conv. 30-Yr. Pass Through 1.0%
FNMA Conv. 30-Yr. Pass Through 0.7%
Scientific Games International, Inc.,
Term Loan 0.7%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr. Pass
Through 0.7%
CenturyLink, Inc., Term Loan 0.7%
These securities represent 30.4% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
8.53% 3.63% 4.24%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The Bloomberg Barclays U.S. Mortgage-Backed Securities Index (MBS) is formed by grouping the universe of over 600,000 individual fixed-rate U.S.
government agency MBS pools into approximately 3,500 generic types of securities.
** The Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index covers the USD denominated, non-investment grade, Ba or B rated, fixed-rate, taxable corporate bond market. The Index limits issuer exposures to a maximum 2%, redistributing excess market value index-wide on a pro-rata basis.
*** The S&P/LSTA Leveraged Loan Index is a market-value weighted index representing the performance of the universe of U.S. dollar-denominated, senior secured, syndicated term loans.
**** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent Partner Emerging Markets Equity Portfolio earned a return of 20.15%, compared with the median return of its peer group, the Lipper Emerging Markets category, of 20.78%. The Portfolio’s market benchmark, the MSCI Emerging Markets Index–
USD Net Returns, earned a return of 18.42%.
What factors affected the Portfolio’s performance?
The Portfolio outperformed its benchmark due to several key holdings in China, Korea and Taiwan that contributed favorably to results. Positive asset allocation in Brazil was also a boost.
In China, several domestically-focused core holdings generated robust returns despite a slowing global economic growth outlook and trade war uncertainty weighing on the mainland market. Top contributors included high-end liquor maker
Kweichow Moutai and duty-free retailer China International Travel Services (CITS). Kweichow Moutai benefited from the government’s efforts to boost consumption, along with a robust profit outlook for the second half of 2019. CITS garnered positive results over the period amid sustained demand for domestic travel. Shanghai International Airport also added to returns, being relatively sheltered from the negative impact of trade tariffs. Healthy passenger traffic and higher duty-free spending lifted the shares of the airport operator. Additionally, not holding Internet giant Baidu boosted relative performance.
Baidu suffered setbacks when its shares retreated in tandem with the technology sell off and it downgraded forecasts due to tightening regulations and intensifying competition. On the flip side, lack of exposure to ecommerce giant Alibaba Group weighed on returns. The company reported impressive results and successfully listed in Hong Kong over the period. Two of the Portfolio’s core holdings, Samsung Electronics and Taiwan Semiconductor Manufacturing Company, also bolstered performance as their shares rose based on expectations that the memory cycle for semiconductors was recovering.
India was a laggard as weak economic data and rising political tensions dampened investor confidence. This hurt some of our holdings, such as ITC, which also fell due to fears of a tax increase for cigarettes that weighed on its share price. Indonesian conglomerate Astra International also detracted after muted performance from its key automotive and agribusiness segments weighed on earnings. While the Portfolio’s position in Korea had an overall positive impact on performance, several holdings detracted due to company-specific developments. Shares of petrochemicals manufacturer LG Chem fell because of investors’
expectations of relatively weaker results and a longer-than-expected recovery in its battery business.
South African retailer Massmart also hindered performance. Its stock price declined due to subdued consumer sentiment, while the departure of its chief executive officer also had a negative impact. We exited Massmart at the end of the period given its deteriorating fundamentals, and in light of the challenging domestic consumer environment. Lastly, not holding Russian state-owned oil company Gazprom hurt relative performance after it proposed raising its dividend by nearly 60%.
What is your outlook?
We remain cautiously optimistic about the outlook for emerging market equities. Across the asset class, the accommodative monetary policy stance taken by governments and central banks should support consumer and business confidence. While fears of a global economic recession have abated, key risks remain, including continued sluggish gains in global manufacturing and concerns that some Chinese demand may be crowded out by U.S. exports to China as part of the Phase 1 trade deal.
Additionally, ongoing geopolitical uncertainty in the Middle East gives investors reason to exercise caution.
Despite these risks, we remain confident that the dynamic and diverse set of emerging market economies offer a wealth of opportunities for investors. Ongoing political and economic reforms support the structural trends that will underpin growth in the asset class, which remains attractively valued relative to both its historical average and developed market peers. The expanding and increasingly affluent middle classes in these emerging markets will propel demand for consumer and financial services, infrastructure and new technologies, where the Portfolio is well positioned. Additionally, market volatility will create opportunities, which we will take advantage of by adding to favored companies at attractive valuations. Beyond the near-term volatility, our commitment to focus on high-quality companies with healthy fundamentals and experienced management should yield sustainable returns for investors in the longer term.
Thrivent Partner Emerging Markets Equity Portfolio
50
Subadvised by Aberdeen Asset Managers Limited
Thrivent Partner Emerging Markets Equity Portfolio seeks long-term capital growth.
Investment in the Thrivent Partner Emerging Markets Equity Portfolio involves risks including convertible securities, emerging markets, equity security, financial sector, foreign currency, foreign securities, investment adviser, issuer, large cap, market, mid cap, preferred securities, and small cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

51
Portfolio Composition
(% of Portfolio)
Common Stock 93.0%
Preferred Stock 6.2%
Short-Term Investments 0.8%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 29.8%
Information Technology 15.9%
Communications Services 13.3%
Consumer Staples 10.3%
Consumer Discretionary 9.3%
Materials 8.0%
Industrials 4.8%
Energy 4.2%
Real Estate 2.7%
Health Care 1.0%
Top 10 Countries
(% of Net Assets)
Cayman Islands 14.2%
China 14.0%
India 13.4%
Brazil 12.9%
South Korea 7.9%
Taiwan 7.2%
Indonesia 5.7%
Hong Kong 5.2%
Mexico 5.0%
Russian Federation 3.3%
Investments in securities in these countries
represent 88.8% of the total net assets of the
Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
20.15% 4.71% 5.01%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The MSCI Emerging Markets Index-USD Net Returns is a modified capitalization-weighted index of selected emerging economies from around the world.
The performance of the Index reflects dividends reinvested after the deduction of withholding taxes.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent Partner Growth Stock Portfolio earned a return of 31.38%, compared with the median return of its peer group, the
Lipper Large Cap Growth category, of 32.51%. The Portfolio’s market benchmark, the S&P 500® Growth Index, earned a return of 31.13%.
What factors affected the Portfolio’s performance?
The Information Technology, Energy and Consumer Discretionary sectors contributed the most to relative performance during the period. In Information Technology, the Portfolio benefited from both strong stock selection and an overweighting in the sector, led by positions in payment processing company Worldpay and semiconductor firm ASML. Energy contributed to relative performance due to the Portfolio’s below-benchmark exposure in the sector. Consumer Discretionary also aided relative outperformance due to strong stock selection, although this was partially offset by a negative effect of an overweighting in the sector. An off-benchmark position in Chinese ecommerce, technology and retail conglomerate Alibaba
Group was the key contributor within the sector.
Conversely, the Financials and Industrials sectors detracted during the period. The Financials sector was by far the largest drag on relative performance, driven by stock selection. Shares of online brokerage firm TD Ameritrade underperformed over the past year due to unfavorable interest rate cuts by the Federal Reserve (Fed), as well as fee pressure among online brokers that ultimately pressured the company to drop its trading commissions to zero. In the Industrials sector, adverse stock selection, including a position in aircraft manufacturer Boeing, detracted from relative performance. Shares of Boeing sold off following the tragic events that were linked to a design flaw in the company’s 737 MAX airliner. The stock remained under pressure after a series of negative news events during the investigation and ongoing recertification processes, which have taken longer than expected.
What is your outlook?
At this time, we do not believe that the long duration of the current bull market is a concern. Rather than dying of old age, bull markets often succumb to one of four ills: an economic downturn, regulatory or policy uncertainty, Fed policy errors or valuation excesses. On balance, current signals suggest slightly positive returns for the market in 2020, with the impact of a highly accommodative Fed likely to override the negative impacts of the uncertain regulatory and political environments.
Nevertheless, we believe the possibility of extreme outcomes in either a negative or positive direction appears higher than in recent years.
Thrivent Partner Growth Stock Portfolio
52
Subadvised by T. Rowe Price Associates, Inc.
Thrivent Partner Growth Stock Portfolio seeks long-term growth of capital and, secondarily, to increase dividend income.
Investment in the Thrivent Partner Growth Stock Fund involves risks including derivatives, equity securities,  foreign securities, growth investing, investment adviser, issuer, market, and technology-oriented companies risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

53
Portfolio Composition
(% of Portfolio)
Common Stock 99.6%
Short-Term Investments 0.3%
Preferred Stock 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 34.8%
Consumer Discretionary 22.1%
Communications Services 16.8%
Health Care 12.4%
Industrials 9.2%
Financials 1.8%
Utilities 1.5%
Energy 0.7%
Consumer Staples 0.5%
Top 10 Holdings
(% of Net Assets)
Amazon.com, Inc. 6.6%
Microsoft Corporation 6.2%
Facebook, Inc. 5.8%
Apple, Inc. 4.7%
Visa, Inc. 3.9%
MasterCard, Inc. 3.5%
Alibaba Group Holding, Ltd. ADR 3.4%
Alphabet, Inc., Class A 3.2%
Alphabet, Inc., Class C 3.1%
Boeing Company 2.8%
These securities represent 43.2% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
31.38% 14.22% 14.85%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
*
The S&P 500
®
Growth Index is a market capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500
®
Index that exhibit strong growth characteristics.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent Partner Healthcare Portfolio earned a return of 25.85%, compared with the median return of its peer group, the Lipper
Health/Biotechnology category, of 28.39%. The Portfolio’s market benchmark, the S&P Composite® 1500 Health Care Index, earned a return of 20.87%.
What factors affected the Portfolio’s performance?
The primary drivers of returns for the Portfolio were idiosyncratic, driven by strong stock selection in the biotechnology and pharmaceuticals sub-sectors. On the other hand, stock selection was weak within the medical devices and supplies sub-sector, which detracted from relative performance during the period.
The largest contributor during the period was not holding a position in biotechnology firm AbbVie. The stock declined following the announcement of the company’s acquisition of pharmaceutical firm Allergan, best known for its product Botox.
AbbVie also lowered guidance for the year during the first quarter of 2019, after missing fourth-quarter 2018 earnings expectations. We continue to avoid this stock because of upcoming biosimilar competition for the firm’s flagship drug, Humira, in Europe and the U.S.
An underweighted position in pharmaceutical giant Pfizer was the second largest contributor to the Portfolio’s relative returns.
The stock sharply declined in 2019 after the company announced in August that it was spinning off Upjohn, its off-patent and generic drug division, and merging it with Mylan. While the spin-off seeks to shift the company’s efforts into higher margin areas of health care, the financially dilutive impact of the deal was viewed negatively by the market.
Elsewhere, our lack of exposure to biotechnology company Celgene was the largest detractor from relative performance in
2019 following a record-breaking $74 billion takeover bid of the company by Bristol-Myers Squibb. The company continued to clear regulatory hurdles for the merger throughout the year, most notably by selling Celgene’s psoriasis drug business, Otezla, to Amgen, which aided the strong rally of the stock. We had underweighted Celgene because of the pressure the company faces over losing exclusivity for its flagship drug Revlimid in the coming years.
Lastly, not holding a position in medical devices and supplies firm Danaher was among the largest detractors from returns during the period. Investors rewarded the stock following the company’s acquisition of GE’s biopharmaceutical business.
What is your outlook?
Near term, investors are concerned about the U.S. presidential election and potential sweeping health care policy changes, such as “Medicare for All,” in the event of a Democratic candidate win. Our view is that such drastic changes are unlikely, particularly given the costs associated with such a change and the lack of support within both the Democratic and Republican parties. We continue to focus on company fundamentals to identify investments that have the ability to deliver shareholder returns over the medium term.
Longer term, we are optimistic about the outlook for health care, particularly given the secular trends that underpin the sector, such as an aging global population and rising emerging market middle class that will demand more extensive drug treatments and medical care. As a result, we are positioned with an overweighting in the medical devices and supplies sub-sector because we continue to see strong fundamentals and increased penetration in emerging markets.
Demographic changes across the globe are providing demand for the health sciences industry as longevity increases. This is further supported by innovation across multiple areas in health care. For example, in drug development, biotechnology and pharmaceutical companies are utilizing genomic research, which is allowing for earlier diagnosis of disease, and is facilitating the shift toward preventative care. We also see significant innovation in medical equipment, diagnostic services and biosensors. Meanwhile, we believe emerging market countries will continue to increase spending on health care as their economies progress.
Finally, valuations today are running below long-term averages, and the durability of health care sector earnings during economic slowdowns provides an attractive entry point in our view.
Thrivent Partner Healthcare Portfolio
54
Subadvised by BlackRock Investment Management, LLC
Thrivent Partner Healthcare Portfolio seeks long-term capital growth.
Investment in the Thrivent Partner Healthcare Portfolio involves risks including emerging markets, equity securities, foreign currency, foreign securities, growth investing, healthcare industry, investment adviser, issuer, market, mid cap, non-diversified, other funds, small cap, and value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

55
Portfolio Composition
(% of Portfolio)
Common Stock 99.9%
Short-Term Investments 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Health Care Equipment 29.3%
Pharmaceuticals 23.7%
Biotechnology 17.1%
Managed Health Care 15.2%
Life Sciences Tools & Services 6.8%
Health Care Services 4.5%
Health Care Facilities 1.9%
Health Care Supplies 1.4%
Top 10 Holdings
(% of Net Assets)
UnitedHealth Group, Inc. 9.0%
Abbott Laboratories 4.7%
Merck & Company, Inc. 4.2%
Thermo Fisher Scientific, Inc. 3.7%
Medtronic plc 3.5%
Amgen, Inc. 3.2%
Johnson & Johnson 3.1%
Stryker Corporation 2.8%
Anthem, Inc. 2.7%
Zoetis, Inc. 2.7%
These securities represent 39.6% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
25.85% 7.42% 11.63%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The S&P Composite 1500 ® Health Care Index is composed of those companies included in the S&P Composite 1500 Index that are classified as mem-
bers of the GICS® health care sector.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Real Estate Securities Portfolio
56
Reginald L. Pfeifer, CFA, Portfolio Manager
Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income.
Investment in Thrivent Real Estate Securities Portfolio involves risks including equity security, investment advisor, issuer, market, real estate industry, and real estate investment trust ("REIT") risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent Real Estate Securities Portfolio earned a return of 27.94%, compared with the median return of its peer group, the
Lipper U.S. Real Estate category, of 27.60%. The Portfolio’s market benchmark, the S&P Composite 1500® Real Estate Index, earned a return of 27.63%.
What factors affected the Portfolio’s performance?
Real Estate Investment Trust (REIT) stocks delivered exceptional returns in 2019, fueled by a growing economy and strong fundamentals in most property sectors. Interest rates declined through most of the year, which drove investment demand for REIT stocks that provide higher dividend yields than other sectors of the equity market. The REIT segment also provided diversification benefits during periods when the general equity market declined due to trade war or economic growth concerns. REITs have traditionally provided stable and growing dividends through direct ownership of diversified real estate portfolios in a variety of property sectors.
The Portfolio outperformed its peer group and market benchmark due to both sector allocation and security selection. The best-performing property sectors in the Portfolio were industrial, data center, cell tower and office. These property types benefited from strong underlying demand, which generated increasing cash flow from existing properties, and successful leasing of new development properties. Compared to its peer group, the Portfolio’s property sector exposures in industrial, data center, specialty and cell tower REITs were the primary positive contributors to performance. Property sectors that detracted from performance were retail, office and consumer discretionary, primarily due to the Portfolio’s lack of exposure in non-REIT lodging, gaming and leisure stocks. When compared to its market benchmark, the Portfolio’s overweighted exposures in manufactured housing, single family rental, freestanding retail and net lease gaming REITs were the primary positive contributors to performance, while an underweighted exposure in cell tower REITs detracted from performance.
The multifamily, industrial, data center and cell tower sectors continued to enjoy favorable supply/demand characteristics based on the demand generators for each of these property types. New supply has in large part been met with demand sufficient to maintain occupancy levels in these property sectors. By comparison, supply has had an adverse impact in other property sectors including lodging and self-storage. These sectors have experienced lower rent growth than other property sectors with less supply growth and/or stronger underlying demand. Retail properties continued to be negatively impacted by the growth in Internet spending and excess capacity. Mall properties and shopping centers have been affected by bankruptcies and store closures, which have created vacancies and rent loss, and caused higher capital expenditures to find replacement tenants. The Portfolio has exposure in all property sectors, with greater exposure in property sectors with strong underlying fundamentals. The largest positive contributors to performance for the year were Prologis (industrial), Equinix (data centers),
Alexandria Real Estate Equities (office), and AvalonBay Communities (multifamily). The Portfolio’s exposures in Simon Property
Group and The Macerich Company (mall sector) were the primary negative contributors to performance.
What is your outlook?
We expect U.S. economic growth will continue to support job growth and demand for space in the real estate markets. Interest rates are likely to remain contained, with a slight upward bias possible over the course of the year. The U.S. presidential election will have a significant impact on the future direction of the country and economy. Therefore, we remain attentive to the impact that election results may have on the economy, interest rates, future legislation and supply/demand for real estate.
At the current time, we believe the industrial, data center, cell tower and multifamily property sectors will continue to perform well in 2020. Demand remains positive for these sectors driven by warehousing, digital storage, mobile communication and demographic trends. Other sectors that we continue to prefer that provide defensive characteristics in the Portfolio are health care and net-leased property REITs, which provide attractive dividend yields and long-term growth. We believe that the retail and lodging property sectors will remain challenged. As a result, we plan to underweight these sectors versus our benchmark and peer group.
REIT stocks appear attractive, with a current dividend yield of approximately 4% and mid-single-digit expected earnings growth in 2020. Our strategy is to overweight REITs that have high-quality real estate portfolios and experienced management teams, in property sectors that we believe will generate above-average earnings growth within the REIT sector. With more than
150 REITs to select from, we continuously search for attractive investment opportunities in all property sectors and adjust positions during the year as necessary to manage risk and positively impact long-term performance.

57
Portfolio Composition
(% of Portfolio)
Common Stock 99.4%
Short-Term Investments 0.6%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Residential REITs 23.3%
Specialized REITs 21.5%
Industrial REITs 11.6%
Office REITs 11.0%
Retail REITs 10.4%
Health Care REITs 9.2%
Diversified REITs 6.6%
Hotel & Resort REITs 4.4%
Information Technology 0.8%
Real Estate Operating
Companies 0.4%
Top 10 Holdings
(% of Net Assets)
Prologis, Inc. 6.4%
Equinix, Inc. 5.7%
AvalonBay Communities, Inc. 3.9%
Simon Property Group, Inc. 3.6%
Equity Residential 3.2%
Welltower, Inc. 3.1%
American Tower Corporation 2.8%
Alexandria Real Estate Equities, Inc. 2.7%
Invitation Homes, Inc. 2.6%
Essex Property Trust, Inc. 2.4%
These securities represent 36.4% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
27.94% 7.23% 11.95%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The S&P Composite 1500® – Equity REITS Index tracks the performance of the stocks included in the S&P Composite 1500 Index that are classified as members of the GICS® Equity Real Estate Investment Trusts (REITs) industry.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Small Cap Growth Portfolio
58
David J. Lettenberger, CFA, Portfolio Manager
The Portfolio seeks long-term capital growth. The Portfolio's investment objective may be changed without shareholder approval.
Investment in Thrivent Small Cap Growth Portfolio involves risks including equity security, growth investing, investment adviser, issuer, market, small cap, and technology-oriented companies risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 2019?
Thrivent Small Cap Growth Portfolio earned a return of 28.41%, compared with the median return of its peer group, the Lipper
Small Cap Growth category, of 29.30%. The Portfolio’s market benchmark, the S&P SmallCap 600® Growth Index, earned a return of 21.13%.
What factors affected the Portfolio’s performance?
The Portfolio outperformed the S&P SmallCap 600® Growth Index due to both stock selection and sector positioning.
Performance was aided by a significant overweighting and strong stock selection in Information Technology, one of the best-performing sectors during the period. Results were particularly strong in the semiconductor industry with Lattice
Semiconductor, Universal Display, Quantenna Communications and Monolithic Power Systems all contributing to results.
While each of these companies participates in a very different part of the semiconductor industry, they all share the same characteristics of strong competitive advantages in large and growing markets.
Although the Financials sector was not relatively strong during the period, the Portfolio’s holdings in Hamilton Lane, Essent
Group and MarketAxess were standout performers. Also, the aerospace and defense industry continued to deliver strong results with Heico, Aerojet Rocketdyne and Mercury Systems all outperforming their Industrial peers.
The Portfolio underperformed the Lipper Small Cap Growth category primarily due to stock selection. The Information
Technology and Health Care sectors make up nearly half of the universe from a weighting perspective. Despite being appropriately overweighted in Information Technology and underweighted in Health Care, the performance of the individual holdings in these sectors as well as in Consumer Discretionary led to the Portfolio’s shortfall versus its peers.
While the Portfolio experienced strong performance in the semiconductor industry as described above, other segments of
Information Technology showed mixed results, including the software industry. Although innovation continues to be rampant in software and we see many exciting growth opportunities, management execution on these opportunities is of critical importance. When rapidly growing companies experience execution issues, investors understandably punish their stocks until the issues have been sufficiently resolved and the companies’ competitive positioning has been reaffirmed. For example, long-term holding New Relic had historically executed well, but an increase in the competitive environment this past year led to slowing growth rates and highlighted some holes in the company’s product pipeline. We reduced this position while we assess New Relic’s ability to reaccelerate growth and regain its leadership role in application performance monitoring. SailPoint
Technologies was another laggard in software after the company experienced problems with its sales pipeline and conversion.
The company lacked a Chief Revenue Officer (CRO) with the experience and abilities to advance it to the next stage of growth.
Following the addition of an experienced CRO, SailPoint Technologies remains a holding in the Portfolio. Performing due diligence on a company’s CRO is now a fundamental research step before adding a new software position to the Portfolio.
Within Health Care, holdings in medical equipment and devices were the biggest detractors from performance. The Portfolio experienced some positive results in this area with strong returns from Teleflex, Novocure and Inspire Medical Systems.
However, these were not enough to overcome weakness from holdings in Inogen, Wright Medical Group and Merit Medical
Systems. Long-term holding Inogen, the leading supplier of portable oxygen concentrators, had been the driving force in the industry for the replacement of stationary oxygen tanks. However, growth dramatically slowed this past year due to both external as well as internal execution factors and we sold the stock. We also sold Merit Medical after determining that the gross margin investment thesis was broken.
Finally, stock selection within Consumer Discretionary was poor. Within retail, both Duluth Holdings and Children’s Place had execution issues during the holiday selling season, leading to poor stock performance. Other laggards included Grand Canyon
Education, Texas Roadhouse and Oxford Industries.
What is your outlook?
Valuations remain elevated in several industry groups, particularly in some of the fastest-growing areas including software and medical devices. However, the secular growth drivers and large addressable opportunities in these end markets continue to provide ample investment opportunities for small-cap growth investors. We will continue to look for companies with sustainable growth opportunities and strong competitive advantages that we believe could lead to outperformance over the long run.

59
Portfolio Composition
(% of Portfolio)
Common Stock 92.9%
Short-Term Investments 4.5%
Registered Investment
Companies 2.6%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Information Technology 28.5%
Health Care 23.3%
Consumer Discretionary 13.4%
Industrials 13.3%
Financials 8.5%
Consumer Staples 3.2%
Unaffiliated Registered
Investment Companies 2.6%
Energy 1.2%
Materials 1.0%
Real Estate 0.6%
Top 10 Holdings
(% of Net Assets)
Monolithic Power Systems, Inc. 3.2%
Dolby Laboratories, Inc. 2.1%
LHC Group, Inc. 2.1%
Five Below, Inc. 1.9%
Inspire Medical Systems, Inc. 1.9%
SPDR S&P Biotech ETF 1.8%
Tactile Systems Technology, Inc. 1.8%
Planet Fitness, Inc. 1.8%
Five9, Inc. 1.7%
Avalara, Inc. 1.7%
These securities represent 20.0% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total
Returns
1
As of December 31,
2019
1-Year
From Inception
4/27/2018
28.41% 9.81%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The S&P SmallCap 600® Growth Index measures growth stocks through: sales growth, ratio of earnings to change in price, and momentum. The constit-
uents are drawn from the S&P 600®.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Small Cap Index Portfolio
60
Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Small Cap Index Portfolio seeks capital growth that tracks the performance of the S&P SmallCap 600 Index.
Investment in Thrivent Small Cap Index Portfolio involves risks including equity security, futures contract, issuer, market, and small cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent Small Cap Index Portfolio earned a return of 22.49%, compared with the median return of its peer group, the Lipper
Small Cap Core category, of 24.78%. The Portfolio’s market benchmark, the S&P SmallCap 600® Index, earned a return of
22.78%.
What factors affected the Portfolio’s performance?
The Portfolio’s holdings are aligned with those of the S&P SmallCap 600® Index. The difference in performance between the benchmark index and the Portfolio is primarily attributable to expenses, with only minor differences due to Portfolio composition and cash flow management.
In 2019, the market experienced exceptionally strong equity returns, with ten of eleven sectors in the index contributing positive returns. Information Technology stood out as the highest returning sector, while Energy was the only sector to produce negative returns. Earnings growth among the companies represented in the S&P SmallCap 600® Index was slightly negative, and gains in the Portfolio were due to rising valuations rather than gains in companies’ earnings.
What is your outlook?
We expect positive earnings growth to be supportive of equities in 2020. Although earnings-based valuations are high relative to historical averages, in the absence of a recession, we expect equity gains to continue this year supported by their cash flow and yield advantages relative to bonds. However, it is unlikely that equity market returns will match the pace of gains in 2019.
An especially important factor that may affect equity returns and volatility this year is the outcome of the upcoming U.S.
presidential election. As the race becomes more well defined and clarity emerges regarding the significant policy proposals of the candidates, market reaction in both directions could result. We are likely to see volatility at the sector, industry and broad market levels as investors weigh the impact potential policies may have on the economy and its forward growth outlook.

61
Portfolio Composition
(% of Portfolio)
Common Stock 97.1%
Registered Investments
Companies 2.8%
Short-Term Investments 0.1%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 17.1%
Industrials 17.0%
Information Technology 13.6%
Consumer Discretionary 13.4%
Health Care 11.9%
Real Estate 7.2%
Materials 4.7%
Energy 4.2%
Consumer Staples 4.2%
Unaffiliated Registered
Investment Companies 2.8%
Top 10 Holdings
(% of Net Assets)
iShares Core S&P Small-Cap ETF 2.8%
Medicines Company 0.8%
Darling Ingredients, Inc. 0.6%
LHC Group, Inc. 0.5%
Glacier Bancorp, Inc. 0.5%
Community Bank System, Inc. 0.5%
Exponent, Inc. 0.4%
John Bean Technologies Corporation 0.4%
TopBuild Corporation 0.4%
Strategic Education, Inc. 0.4%
These securities represent 7.3% of the total net
assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
22.49% 9.33% 13.02%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The S&P SmallCap 600® Index is an index that represents the average performance of a group of 600 small capitalization stocks. The product is not sponsored, endorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

Thrivent Small Cap Stock Portfolio
62
Matthew D. Finn, CFA and James M. Tinucci, CFA, Portfolio Co-Managers
Thrivent Small Cap Stock Portfolio seeks long-term capital growth.
Investment in Thrivent Small Cap Stock Portfolio involves risks including equity security, investment adviser, issuer, market, and small cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
How did the Portfolio perform during the 12-month period ended December 31, 2019?
Thrivent Small Cap Stock Portfolio earned a return of 27.77%, compared with the median return of its peer group, the Lipper
Small Cap Core category, of 24.78%. The Portfolio’s market benchmark, the S&P SmallCap 600® Index, earned a return of
22.78%.
What factors affected the Portfolio’s performance?
The Portfolio outperformed the Lipper Small Cap Core category and the S&P SmallCap 600® Index due to strong security selection in five of the eleven sectors led by Health Care, Materials and Energy, while two sectors largely detracted from performance, Information Technology and Consumer Discretionary. In Health Care, standout performers included drug and biologics delivery technologies company Catalent and biopharmaceutical clinical research and commercialization services provider Syneos Health. Syneos specifically targets small- and mid-size markets and has the only end-to-end clinical and commercial combined contract offering that exists at scale. This positions the company well to take share as the pharmaceutical industry moves away from large blockbuster drugs treating the masses toward many targeted biologics that address smaller, more niche markets. Our forecasts included significant operating margin expansion as integration costs subsided, cost synergies became realized from a 2017 merger, and the company’s above-market growth rate, driven by continued industry outsourcing, drove operating leverage. In Materials, the largest contributor was Scotts Miracle-Gro, a leading manufacturer and marketer of branded consumer lawn and garden products. Energy performance was led by Euronav, an owner and operator of crude oil shipping tankers, which is benefiting from tightening supply/demand dynamics in the global oil transportation market. When we initially purchased the stock, the market had an oversupply of tankers. Through our research, we discovered that as the U.S. incrementally exported more oil, it would tighten supply two times faster than it would if supply growth came from historical global export regions. This factor, coupled with the large volume of aging ships that would be scrapped over the next few years and the stock trading at levels that approximated the liquidation value of its fleet, gave us conviction that rates for transporting oil would improve and ultimately flow directly through into substantially growing company earnings. During the year, we sold Scotts Miracle-Gro from the Portfolio after it achieved our objectives and reduced the position size of Catalent to help manage portfolio risk. We initially purchased both Syneos and Euronav in 2018 and they remained in the Portfolio.
Sector allocations did not materially impact performance in aggregate, except for the Portfolio’s allocation to cash. Although our goal is to be fully invested, the Portfolio has to maintain small cash levels for liquidity and redemption purposes. In the period’s strongly rising market, the Portfolio’s minimal cash levels helped performance versus the peer group but detracted relative to the S&P SmallCap 600® Index, which has no cash. The Portfolio’s sector weightings result from our security selection based on bottom-up industry and company research. The largest sector overweightings in the portfolio were Consumer Staples and Financials. At period end, the Portfolio was no longer overweighted in the Health Care sector because certain securities reached our objectives, which we subsequently reduced or sold. We started to find companies with our favored combination of valuation, quality and a promising future in the Real Estate, Industrials and Communication Services sectors, which reduced the Portfolio’s underweightings in these areas during the period.
What is your outlook?
Valuations in many areas of the market are extended and signs of business uncertainty, like inventory destocking, have appeared. With the Federal Reserve lowering the federal funds rate during the year and given some softer leading economic indicator reports, the economy clearly seems late in the economic cycle and it is unclear how much longer it will last.
However, investor sentiment about the economy fluctuates much more rapidly and with greater amplitude than actual changes in activity. These swings in economic sentiment often result in sharp movements in stock prices, which can present opportunities. As a result, during the latter part of the year, we initiated a position in Meritor, a transportation components supplier. Meritor’s share price declined because Class 8 truck orders have fallen from recent peaks and investors are concerned about the economy. Meritor is a market share gainer and is well positioned for the next upcycle in Class 8 trucks.
Additionally, we made an investment in N.T. Butterfield, a community and private-trust services bank in niche, high-quality, off-shore banking markets. N.T. Butterfield is uniquely positioned to take market share from large, multi-line global banking players because poor service and tighter domestic regulations make it harder for those competitors to compete. Furthermore, the company’s share price collapsed during the year because of concerns that slowing economic growth and potentially declining interest rates could hamper earnings growth, presenting an opportunity for us to initiate a position. Our focus remains on finding solid companies that are attractively priced with long runways ahead of them for growth in sales, income and free cash flow. Short-term price changes present a buying  opportunity for investors that are focused on the long term.

63
Portfolio Composition
(% of Portfolio)
Common Stock 90.6%
Registered Investment
Companies 6.4%
Short-Term Investments 3.0%
Total 100.0%
Major Market Sectors
(% of Net Assets)
Financials 21.0%
Industrials 17.8%
Information Technology 13.9%
Health Care 8.5%
Consumer Discretionary 7.0%
Unaffiliated Registered
Investment Companies 6.4%
Consumer Staples 6.4%
Real Estate 5.8%
Energy 3.5%
Utilities 3.1%
Top 10 Holdings
(% of Net Assets)
Wright Medical Group NV 2.4%
Euronav NV 2.3%
Dolby Laboratories, Inc. 2.2%
Assured Guaranty, Ltd. 2.2%
Synovus Financial Corporation 2.0%
Louisiana-Pacific Corporation 1.9%
Curtiss-Wright Corporation 1.9%
Primoris Services Corporation 1.9%
Syneos Health, Inc. 1.8%
Ciena Corporation 1.8%
These securities represent 20.4% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Average Annual Total Returns
1
As of December 31, 2019
1-Year 5-Year 10-Year
27.77% 11.17% 12.10%
Past performance is not an indication of future results. Total investment return and principal value will fluctuate and units, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Call 800-847-
4836 or visit thrivent.com for performance results current to the most recent month-end. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, contact a registered representative or visit thrivent.com.
1 Average annual total returns for the Portfolio represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. Periods of less than one year are not annualized. At various times, the Portfolio’s adviser may have waived its management fee and/or reimbursed Portfolio expenses, without which the Portfolio's total returns would have been lower. The returns shown do not reflect any charges or expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the returns received by contract holders as compared to the returns presented. Unless otherwise noted, the index results shown do not reflect deductions for fees, expenses, or taxes. Index results shown reflect reinvestment of dividends. It is not possible to invest directly in an index.
* The S&P SmallCap 600® Index is an index that represents the average performance of a group of 600 small capitalization stocks. The product is not sponsored, endorsed or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the product.
** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including hous-
ing, electricity, food and transportation.

64
Shareholder Expense Example
(unaudited)
As a shareholder of the Thrivent Series Fund, Inc., you incur ongoing costs, including management fees and other Portfolio expenses.
This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 through December 31, 2019. Shares in a Portfolio are currently sold, without sales charges, only to separate accounts of Thrivent Financial for Lutherans (“Thrivent Financial”), which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial, separate accounts of insurance companies not affiliated with Thrivent Financial, and other Portfolios. Expenses associated with these variable contracts and separate accounts are not included in these examples and had these costs been included, your costs would have been higher.
Actual Expenses
In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid.
Hypothetical Example for Comparison Purposes
In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Beginning Account Value
7/1/2019
Ending Account Value
12/31/2019
Expenses Paid During
Period  7/1/2019
- 12/31/2019
*
Annualized Expense Ratio
Thrivent Aggressive Allocation Portfolio
Actual $1,000 $1,074 $3.01 0.57%
Hypothetical
**
$1,000 $1,023 $2.94 0.57%
Thrivent All Cap Portfolio
Actual $1,000 $1,078 $3.69 0.70%
Hypothetical
**
$1,000 $1,022 $3.59 0.70%
Thrivent Balanced Income Plus Portfolio
Actual $1,000 $1,053 $3.35 0.64%
Hypothetical
**
$1,000 $1,022 $3.30 0.64%
Thrivent Diversified Income Plus Portfolio
Actual $1,000 $1,041 $2.40 0.46%
Hypothetical
**
$1,000 $1,023 $2.38 0.46%
Thrivent Global Stock Portfolio
Actual $1,000 $1,070 $3.39 0.64%
Hypothetical
**
$1,000 $1,022 $3.31 0.64%
Thrivent Government Bond Portfolio
Actual $1,000 $1,012 $2.33 0.45%
Hypothetical
**
$1,000 $1,023 $2.34 0.45%
Thrivent High Yield Portfolio
Actual $1,000 $1,037 $2.30 0.44%
Hypothetical
**
$1,000 $1,023 $2.28 0.44%
Thrivent Income Portfolio
Actual $1,000 $1,038 $2.25 0.43%
Hypothetical
**
$1,000 $1,023 $2.24 0.43%
Thrivent International Allocation Portfolio
Actual $1,000 $1,063 $3.78 0.72%
Hypothetical
**
$1,000 $1,022 $3.70 0.72%

65
Beginning Account Value
7/1/2019
Ending Account Value
12/31/2019
Expenses Paid During
Period  7/1/2019
- 12/31/2019
*
Annualized Expense Ratio
Thrivent Large Cap Growth Portfolio
Actual $1,000 $1,100 $2.34 0.44%
Hypothetical
**
$1,000 $1,023 $2.25 0.44%
Thrivent Large Cap Index Portfolio
Actual $1,000 $1,108 $1.27 0.24%
Hypothetical
**
$1,000 $1,024 $1.22 0.24%
Thrivent Large Cap Value Portfolio
Actual $1,000 $1,086 $3.36 0.63%
Hypothetical
**
$1,000 $1,022 $3.25 0.63%
Thrivent Limited Maturity Bond Portfolio
Actual $1,000 $1,014 $2.27 0.44%
Hypothetical
**
$1,000 $1,023 $2.28 0.44%
Thrivent Low Volatility Equity Portfolio
Actual $1,000 $1,073 $4.22 0.80%
Hypothetical
**
$1,000 $1,021 $4.12 0.80%
Thrivent Mid Cap Index Portfolio
Actual $1,000 $1,068 $1.34 0.25%
Hypothetical
**
$1,000 $1,024 $1.31 0.25%
Thrivent Mid Cap Stock Portfolio
Actual $1,000 $1,074 $3.51 0.66%
Hypothetical
**
$1,000 $1,022 $3.42 0.66%
Thrivent Moderate Allocation Portfolio
Actual $1,000 $1,056 $2.36 0.45%
Hypothetical
**
$1,000 $1,023 $2.32 0.45%
Thrivent Moderately Aggressive Allocation Portfolio
Actual $1,000 $1,063 $2.49 0.47%
Hypothetical
**
$1,000 $1,023 $2.44 0.47%
Thrivent Moderately Conservative Allocation Portfolio
Actual $1,000 $1,042 $2.39 0.46%
Hypothetical
**
$1,000 $1,023 $2.37 0.46%
Thrivent Money Market Portfolio
Actual $1,000 $1,008 $2.27 0.44%
Hypothetical
**
$1,000 $1,023 $2.29 0.44%
Thrivent Multidimensional Income Portfolio
Actual $1,000 $1,044 $4.95 0.95%
Hypothetical
**
$1,000 $1,021 $4.89 0.95%
Thrivent Opportunity Income Plus Portfolio
Actual $1,000 $1,021 $3.19 0.62%
Hypothetical
**
$1,000 $1,022 $3.19 0.62%
Thrivent Partner Emerging Markets Equity Portfolio
Actual $1,000 $1,048 $6.26 1.20%
Hypothetical
**
$1,000 $1,019 $6.17 1.20%
Thrivent Partner Growth Stock Portfolio
Actual $1,000 $1,090 $3.90 0.73%
Hypothetical
**
$1,000 $1,022 $3.77 0.73%
Thrivent Partner Healthcare Portfolio
Actual $1,000 $1,134 $4.72 0.87%
Hypothetical
**
$1,000 $1,021 $4.47 0.87%
Thrivent Real Estate Securities Portfolio
Actual $1,000 $1,075 $4.47 0.84%
Hypothetical
**
$1,000 $1,021 $4.35 0.84%

66
Beginning Account Value
7/1/2019
Ending Account Value
12/31/2019
Expenses Paid During
Period  7/1/2019
- 12/31/2019
*
Annualized Expense Ratio
Thrivent Small Cap Growth Portfolio
Actual $1,000 $1,038 $5.04 0.97%
Hypothetical
**
$1,000 $1,021 $4.99 0.97%
Thrivent Small Cap Index Portfolio
Actual $1,000 $1,079 $1.32 0.25%
Hypothetical
**
$1,000 $1,024 $1.28 0.25%
Thrivent Small Cap Stock Portfolio
Actual $1,000 $1,067 $3.77 0.72%
Hypothetical
**
$1,000 $1,022 $3.69 0.72%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 186/365 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

Report of Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP, Suite 1400, 225 South Sixth Street, Minneapolis, MN 55402
T: (612) 596 6000, F: (612) 373 7160, www.pwc.com/us
67
To the Board of Directors of Thrivent Series Fund, Inc. and Shareholders of each of the twenty-nine funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments of each of the funds listed in the table below
(constituting Thrivent Series Fund, Inc., hereafter collectively referred to as the "Funds") as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Thrivent Aggressive Allocation Portfolio (2) Thrivent Mid Cap Stock Portfolio (1)
Thrivent All Cap Portfolio (1) Thrivent Moderate Allocation Portfolio (2)
Thrivent Balanced Income Plus Portfolio (2) Thrivent Moderately Aggressive Allocation Portfolio (2)
Thrivent Diversified Income Plus Portfolio (2) Thrivent Moderately Conservative Allocation Portfolio (2)
Thrivent Global Stock Portfolio (2) Thrivent Money Market Portfolio (1)
Thrivent Government Bond Portfolio (1) Thrivent Multidimensional Income Portfolio (1)
Thrivent High Yield Portfolio (2) Thrivent Opportunity Income Plus Portfolio (2)
Thrivent Income Portfolio (2) Thrivent Partner Emerging Markets Equity Portfolio (1)
Thrivent International Allocation Portfolio (2) Thrivent Partner Growth Stock Portfolio (1)
Thrivent Large Cap Growth Portfolio (1) Thrivent Partner Healthcare Portfolio (1)
Thrivent Large Cap Index Portfolio (2) Thrivent Real Estate Securities Portfolio (1)
Thrivent Large Cap Value Portfolio (1) Thrivent Small Cap Growth Portfolio (3)
Thrivent Limited Maturity Bond Portfolio (2) Thrivent Small Cap Index Portfolio (2)
Thrivent Low Volatility Equity Portfolio (1) Thrivent Small Cap Stock Portfolio (1)
Thrivent Mid Cap Index Portfolio (2)
(1) Schedule of investments, statement of operations for the year ended December 31, 2019 and statement of changes in net assets for each of the two years in the period ended December 31, 2019
(2) Summary schedule of investments, statement of operations for the year ended December 31, 2019 and statement of changes in net assets for each of the two years in the period ended December 31, 2019
(3) Schedule of investments, statement of operations for the year ended December 31, 2019, statement of changes in net assets for the year ended December 31, 2019 and for the period April 27, 2018 (commencement of operations) through December 31, 2018

Report of Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP, Suite 1400, 225 South Sixth Street, Minneapolis, MN 55402
T: (612) 596 6000, F: (612) 373 7160, www.pwc.com/us
68
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the agent banks, brokers, custodian, and transfer agent; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
February 19, 2020
We have served as the auditor of one or more investment companies in Thrivent Financial for Lutherans investment company complex since 1987.

Aggressive Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
69
Shares Common Stock ( 49.4% ) Value
% of Net
Assets
Communications Services (2.2%)
7,381 Alphabet, Inc., Class A
a
$ 9,886,038 0.6%
28,779 Facebook, Inc.
a
5,906,890 0.4%
74,088 Verizon Communications, Inc. 4,549,003 0.3%
Other Securities
^
13,771,424 0.9%
Total 34,113,355
Consumer Discretionary (5.4%)
7,768 Amazon.com, Inc.
a
14,354,021 0.9%
27,218 Five Below, Inc.
a
3,480,094 0.2%
21,113 Home Depot, Inc. 4,610,657 0.3%
28,436 Lowe's Companies, Inc. 3,405,495 0.2%
Other Securities
^
58,221,595 3.8%
Total 84,071,862
Consumer Staples (1.8%)
21,805 Casey's General Stores, Inc. 3,466,777 0.2%
27,436 Wal-Mart Stores, Inc. 3,260,494 0.2%
Other Securities
^
21,451,689 1.4%
Total 28,178,960
Energy (1.6%)
Other Securities
^
24,367,415 1.6%
Total 24,367,415
Financials (7.9%)
81,455 Assured Guaranty, Ltd. 3,992,924 0.3%
172,539 Bank of America Corporation 6,076,824 0.4%
53,695 Citigroup, Inc. 4,289,694 0.3%
35,500 Intercontinental Exchange, Inc. 3,285,525 0.2%
63,426 Zions Bancorporations NA 3,293,078 0.2%
Other Securities
^
102,167,867 6.5%
Total 123,105,912
Health Care (7.3%)
35,601 Johnson & Johnson 5,193,118 0.3%
26,162 LHC Group, Inc.
a
3,604,077 0.2%
38,715 Medtronic plc 4,392,217 0.3%
49,400 Merck & Company, Inc. 4,492,930 0.3%
10,406 Thermo Fisher Scientific, Inc. 3,380,597 0.2%
19,041 UnitedHealth Group, Inc. 5,597,673 0.4%
23,279 Veeva Systems, Inc.
a
3,274,424 0.2%
182,676 Wright Medical Group NV
a
5,567,964 0.4%
35,242 Zoetis, Inc. 4,664,279 0.3%
Other Securities
^
73,017,017 4.7%
Total 113,184,296
Industrials (7.1%)
25,641 Curtiss-Wright Corporation 3,612,560 0.2%
34,158 Honeywell International, Inc. 6,045,966 0.4%
76,567 Ritchie Brothers Auctioneers,
Inc. 3,288,553 0.2%
22,089 United Technologies Corporation 3,308,049 0.2%
23,242 Valmont Industries, Inc. 3,481,187 0.2%
Shares Common Stock ( 49.4% ) Value
% of Net
Assets
Industrials (7.1%) - continued
28,479 Verisk Analytics, Inc. $ 4,253,054 0.3%
Other Securities
^
86,451,898 5.6%
Total 110,441,267
Information Technology (11.6%)
32,949 Amphenol Corporation 3,566,070 0.2%
45,532 Apple, Inc. 13,370,472 0.9%
84,375 Ciena Corporation
a
3,601,969 0.2%
138,662 Cisco Systems, Inc. 6,650,230 0.4%
22,004 Coupa Software, Inc.
a
3,218,085 0.2%
90,325 Dolby Laboratories, Inc. 6,214,360 0.4%
21,319 MasterCard, Inc. 6,365,640 0.4%
116,537 Microsoft Corporation 18,377,885 1.2%
30,702 Monolithic Power Systems, Inc. 5,465,570 0.4%
16,930 ServiceNow , Inc.
a
4,779,678 0.3%
25,969 Synopsys, Inc.
a
3,614,885 0.2%
36,545 Texas Instruments, Inc. 4,688,358 0.3%
33,276 Visa, Inc. 6,252,560 0.4%
Other Securities
^
93,808,799 6.1%
Total 179,974,561
Materials (1.7%)
Other Securities
^
26,000,346 1.7%
Total 26,000,346
Real Estate (2.1%)
Other Securities
^
33,343,723 2.1%
Total 33,343,723
Utilities (0.7%)
Other Securities
^
10,713,563 0.7%
Total 10,713,563
Total Common Stock
(cost $585,381,839) 767,495,260
Shares
Registered Investment
Companies ( 37.1% ) Value
% of Net
Assets
Unaffiliated  (1.1%)
11,092 Consumer Discretionary Select
Sector SPDR Fund 1,391,159 0.1%
17,197 Health Care Select Sector SPDR
Fund
b
1,751,686 0.1%
20,066 Materials Select Sector SPDR
Fund
b
1,232,454 0.1%
20,723 SPDR S&P 500 ETF Trust 6,669,905 0.5%
17,675 SPDR S&P Biotech ETF
b
1,681,069 0.1%
48,881 SPDR S&P Metals & Mining ETF 1,431,725 0.1%
Other Securities
^
2,351,444 0.1%
Total 16,509,442
Affiliated  (36.0%)
6,785,137 Thrivent Core International
Equity Fund 66,155,090 4.3%
5,388,451 Thrivent Core Low Volatility
Equity Fund 64,230,340 4.1%

Aggressive Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
70
Shares
Registered Investment
Companies ( 37.1% ) Value
% of Net
Assets
Affiliated  (36.0%) - continued
4,131,407 Thrivent Global Stock Portfolio $ 57,740,960 3.7%
2,092,675 Thrivent High Yield Portfolio 10,022,868 0.7%
524,483 Thrivent Income Portfolio 5,559,051 0.4%
13,468,075 Thrivent International Allocation
Portfolio 138,229,584 8.9%
3,717,543 Thrivent Large Cap Value
Portfolio 71,332,577 4.6%
1,007,752 Thrivent Limited Maturity Bond
Portfolio 9,998,810 0.6%
4,394,573 Thrivent Mid Cap Stock Portfolio 85,506,531 5.5%
2,577,880 Thrivent Small Cap Stock
Portfolio 50,260,415 3.2%
Total 559,036,226
Total Registered Investment
Companies (cost
$508,071,690) 575,545,668
Principal
Amount Long-Term Fixed Income ( 4.2% ) Value
% of Net
Assets
Collateralized Mortgage Obligations (<0.1%)
Other Securities
^
422,551 <0.1%
Total 422,551
Commercial Mortgage-Backed Securities
(0.1%)
Federal National Mortgage
Association
$ 613,201 4.500%, 5/1/2048 646,451 0.1%
Total 646,451
Mortgage-Backed Securities (1.9%)
Federal National Mortgage
Association
2,117,378 3.500% - 3.500%,
10/1/2048 - 8/1/2049 2,196,516 0.2%
Federal National Mortgage
Association Conventional 15-
Yr. Pass Through
4,275,000 2.500%, 1/1/2035
c
4,311,119 0.3%
6,517,000 3.000%, 1/1/2035
c
6,676,921 0.4%
Federal National Mortgage
Association Conventional 30-
Yr. Pass Through
7,898,000 3.000%, 1/1/2048
c
8,005,034 0.5%
3,187,986 3.500% - 4.000%,
7/1/2048 - 8/1/2049 3,310,195 0.1%
Other Securities
^
5,319,208 0.4%
Total 29,818,993
U.S. Government & Agencies (2.2%)
U.S. Treasury Bonds
5,000,000 2.875%, 5/15/2028 5,378,264 0.3%
3,623,000 2.250% - 5.250%,
11/15/2027 - 5/15/2046 3,755,069 0.3%
U.S. Treasury Notes
15,030,000 2.500%, 2/28/2026 15,646,415 1.0%
Principal
Amount Long-Term Fixed Income ( 4.2% ) Value
% of Net
Assets
U.S. Government & Agencies (2.2%) -
continued
$ 9,735,000 1.125% - 2.625%,
9/30/2020 - 1/31/2026 $ 9,872,108 0.6%
Total 34,651,856
Total Long-Term Fixed Income
(cost $64,006,076) 65,539,851
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
% of Net
Assets
10,244,993 Thrivent Cash Management
Trust 10,244,993 0.7%
Total Collateral Held for
Securities Loaned
(cost $10,244,993) 10,244,993
Shares or
Principal
Amount
Short-Term Investments
( 10.5% ) Value
% of Net
Assets
Federal Home Loan Bank
Discount Notes
3,500,000 1.570%, 1/29/2020
d,e
3,496,036 0.2%
4,800,000 1.547%, 2/12/2020
d,e
4,791,691 0.3%
Federal Home Loan Bank
Discount Notes
11,100,000 1.520% - 1.570%,
1/7/2020 - 3/10/2020
d,e
11,086,367 0.7%
Thrivent Core Short-Term
Reserve Fund
14,410,803 1.970% 144,108,034 9.3%
Total Short-Term Investments
(cost $163,480,786) 163,482,128
Total Investments (cost
$1,331,185,384) 101.9% $1,582,307,900
Other Assets and Liabilities,
Net (1.9%) (28,751,812)
Total Net Assets 100.0% $1,553,556,088
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes investments purchased on a when-issued or delayed
delivery basis.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Aggressive Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
71
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation Portfolio as of December 31, 2019:
Securities Lending Transactions
Common Stock $ 9,961,358
Total lending $9,961,358
Gross amount payable upon return of
collateral for securities loaned $10,244,993
Net amounts due to counterparty $283,635
Definitions:
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are a family of exchange-
traded funds traded in the U.S., Europe, and Asia-Pacific
and managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 271,612,700
Gross unrealized depreciation (24,514,473)
Net unrealized appreciation (depreciation) $ 247,098,227
Cost for federal income tax purposes $ 1,338,468,200
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 34,113,355 33,807,453 305,902 –
Consumer Discretionary 84,071,862 83,031,258 1,040,604 –
Consumer Staples 28,178,960 27,404,001 774,959 –
Energy 24,367,415 24,047,483 319,932 –
Financials 123,105,912 119,428,093 3,677,819 –
Health Care 113,184,296 111,937,813 1,246,483 –
Industrials 110,441,267 108,390,093 2,051,174 –
Information Technology 179,974,561 178,108,789 1,865,772 –
Materials 26,000,346 25,511,582 488,763 1
Real Estate 33,343,723 32,456,075 885,176 2,472
Utilities 10,713,563 10,544,613 168,950 –
Registered Investment Companies
Unaffiliated 16,509,442 16,509,442 – –
Affiliated 428,650,796 428,650,796 – –
Long-Term Fixed Income
Collateralized Mortgage Obligations 422,551 – 422,551 –
Commercial Mortgage-Backed Securities 646,451 – 646,451 –
Mortgage-Backed Securities 29,818,993 – 29,818,993 –
U.S. Government & Agencies 34,651,856 – 34,651,856 –
Short-Term Investments 19,374,094 – 19,374,094 –
Subtotal Investments in Securities $1,297,569,443 $1,199,827,491 $97,739,479 $2,473
Other Investments  * Total
Affiliated Short-Term Investments 144,108,034
Affiliated Registered Investment Companies 130,385,430
Collateral Held for Securities Loaned 10,244,993
Subtotal Other Investments $284,738,457
Total Investments at Value $1,582,307,900
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 8,066,994 8,066,994 – –
Total Asset Derivatives $8,066,994 $8,066,994 $– $–
Liability Derivatives
Futures Contracts 4,808,467 4,808,467 – –
Total Liability Derivatives $4,808,467 $4,808,467 $– $–

Aggressive Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
72
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Portfolio's futures contracts held as of December 31, 2019. Investments and/or cash totaling
$19,374,094 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 2 March 2020 $ 259,084 ( $ 2,240)
CBOT 2-Yr. U.S. Treasury Note 30 March 2020 6,470,249 (5,249)
CBOT U.S. Long Bond 19 March 2020 3,023,289 (61,070)
CME E-mini S&P 500 Index 1,533 March 2020 241,965,449 5,698,366
CME Euro Foreign Exchange Currency 377 March 2020 52,697,468 468,957
CME Ultra Long Term U.S. Treasury Bond 24 March 2020 4,495,017 (135,267)
Eurex Euro STOXX 50 Index 1,270 March 2020 53,289,982 (224,924)
ICE mini MSCI EAFE Index 137 March 2020 13,927,461 22,564
ICE US mini MSCI Emerging Markets Index 2,048 March 2020 112,899,879 1,808,601
Total Futures Long Contracts $ 489,027,878 $ 7,569,738
CBOT 5-Yr. U.S. Treasury Note (50) March 2020 ( $ 5,960,416) $ 29,947
CME E-mini NASDAQ 100 Index (369) March 2020 (63,197,664) (1,393,941)
CME E-mini Russell 2000 Index (142) March 2020 (11,711,001) (150,259)
CME E-mini S&P Mid-Cap 400 Index (993) March 2020 (202,199,123) (2,835,517)
Ultra 10-Yr. U.S. Treasury Note (23) March 2020 (3,274,731) 38,559
Total Futures Short Contracts ( $ 286,342,935) ($4,311,211)
Total Futures Contracts $ 202,684,943 $3,258,527
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2019, for Aggressive Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 468,957
Total Foreign Exchange Contracts 468,957
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 7,529,531
Total Equity Contracts 7,529,531
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 68,506
Total Interest Rate Contracts 68,506
Total Asset Derivatives $8,066,994
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 4,604,641
Total Equity Contracts 4,604,641
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 203,826
Total Interest Rate Contracts 203,826
Total Liability Derivatives $4,808,467
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Aggressive Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
73
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2019, for
Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 26,014,781
Total Equity Contracts
26,014,781
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (1,892,006)
Total Foreign Exchange Contracts (1,892,006)
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 13,516
Futures Net realized gains/(losses) on Futures contracts 477,106
Total Interest Rate Contracts
490,622
Total $24,613,397
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended
December 31, 2019, for Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 468,957
Total Foreign Exchange Contracts 468,957
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 6,189,021
Total Equity Contracts 6,189,021
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (287,074)
Total Interest Rate Contracts (287,074)
Total $6,370,904
The following table presents Aggressive Allocation Portfolio's average volume of derivative activity during the period ended December 31, 2019.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $395,261,192
Futures - Short (236,359,832)
Interest Rate Contracts
Futures - Long 13,308,923
Futures - Short (6,832,946)
Written Options (320,891)
Foreign Exchange Contracts
Futures - Long 35,912,062

Aggressive Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
74
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Registered Investment Companies
Core International Equity $55,844 $2,466 $– $66,155 6,785 4.3%
Core Low Volatility Equity 49,967 3,202 – 64,230 5,388 4.1
Global Stock Fund 46,961 3,888 – 57,741 4,131 3.7
High Yield 8,766 533 – 10,023 2,093 0.7
Income 4,894 178 – 5,559 524 0.4
International Allocation 114,732 4,009 – 138,230 13,468 8.9
Large Cap Value 57,348 3,945 – 71,333 3,718 4.6
Limited Maturity Bond 9,546 256 – 9,999 1,008 0.6
Mid Cap Stock 67,778 7,740 – 85,507 4,395 5.5
Small Cap Stock 39,335 5,530 – 50,260 2,578 3.2
Total Affiliated Registered Investment Companies 455,171 559,037 36.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% 161,996 214,991 232,879 144,108 14,411 9.3
Total Affiliated Short-Term Investments 161,996 144,108 9.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 9,815 130,311 129,881 10,245 10,245 0.7
Total Collateral Held for Securities Loaned 9,815 10,245 0.7
Total Value $626,982 $713,390
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Registered Investment Companies
Core International Equity $– $7,845 – $2,466
Core Low Volatility Equity – 11,062 1,949 1,252
Global Stock – 6,892 3,122 766
High Yield – 724 – 533
Income – 487 – 178
International Allocation – 19,488 1,064 2,945
Large Cap Value – 10,040 2,943 1,002
Limited Maturity Bond – 197 – 256
Mid Cap Stock – 9,989 7,253 487
Small Cap Stock – 5,395 5,348 182
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% – – 1 4,074
Total Income/Non Income Cash from Affiliated Investments $14,141
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 45
Total Affiliated Income from Securities Loaned, Net $45
Total Value $– $72,119 $21,680

All Cap Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
75
Shares Common Stock ( 96.6% ) Value
Communications Services (5.6%)
730 Alphabet, Inc., Class A
a
$ 977,755
12,490 Facebook, Inc.
a
2,563,572
21,970 QuinStreet , Inc.
a
336,361
12,410 Twitter, Inc.
a
397,740
13,820 Walt Disney Company 1,998,787
13,580 Zayo Group Holdings, Inc.
a
470,547
Total 6,744,762
Consumer Discretionary (12.0%)
1,500 Amazon.com, Inc.
a
2,771,760
850 AutoZone, Inc.
a
1,012,613
930 Booking Holdings, Inc.
a
1,909,969
4,600 Burlington Stores, Inc.
a
1,048,938
10,720 Canada Goose Holdings, Inc.
a
388,493
6,130 Dollar Tree, Inc.
a
576,526
41,880 MGM Resorts International 1,393,348
13,490 NIKE, Inc. 1,366,672
160 NVR, Inc.
a
609,346
5,372 Planet Fitness, Inc.
a
401,181
12,290 Sony Corporation ADR 835,720
21,240 Starbucks Corporation 1,867,421
4,213 Wingstop , Inc. 363,287
Total 14,545,274
Consumer Staples (5.5%)
25,810 Alimentation Couche-Tard, Inc. 819,091
3,640 Casey's General Stores, Inc. 578,723
13,360 Church & Dwight Company, Inc. 939,742
3,530 Costco Wholesale Corporation 1,037,538
24,710 Cott Corporation 338,033
20,900 Philip Morris International, Inc. 1,778,381
41,640 Turning Point Brands, Inc. 1,190,904
Total 6,682,412
Energy (4.8%)
26,590 BP plc ADR 1,003,507
8,330 Diamondback Energy, Inc. 773,524
47,350 Euronav NV 593,769
20,780 Marathon Petroleum Corporation 1,251,995
55,170 Nine Energy Service, Inc.
a
431,429
7,460 Pioneer Natural Resources Company 1,129,220
39,880 WPX Energy, Inc.
a
547,951
Total 5,731,395
Financials (14.3%)
7,090 American Express Company 882,634
13,510 Arch Capital Group, Ltd.
a
579,444
17,900 Assured Guaranty, Ltd. 877,458
44,140 Bank of America Corporation 1,554,611
3,680 Cboe Global Markets, Inc. 441,600
20,060 Citigroup, Inc. 1,602,593
16,380 E*TRADE Financial Corporation 743,161
16,080 Essent Group, Ltd. 835,999
55,671 Everi Holdings, Inc.
a
747,662
13,900 First Republic Bank 1,632,555
14,800 Hartford Financial Services Group,
Inc. 899,396
10,170 IBERIABANK Corporation 761,021
10,160 Intercontinental Exchange, Inc. 940,308
10,800 J.P. Morgan Chase & Company 1,505,520
450 Markel Corporation
a
514,426
9,981 Prosight Global, Inc.
a
160,994
4,130 S&P Global, Inc. 1,127,696
2,410 SVB Financial Group
a
605,006
Shares Common Stock ( 96.6% ) Value
Financials (14.3%) - continued
16,840 Zions Bancorporations NA $ 874,333
Total 17,286,417
Health Care (12.9%)
15,700 Abbott Laboratories 1,363,702
15,740 BioMarin Pharmaceutical, Inc.
a
1,330,817
19,530 Gilead Sciences, Inc. 1,269,060
29,200 Horizon Therapeutics plc
a
1,057,040
5,790 Jazz Pharmaceuticals, Inc.
a
864,331
12,870 Johnson & Johnson 1,877,347
17,680 Medtronic plc 2,005,796
2,150 Teleflex, Inc. 809,346
7,650 UnitedHealth Group, Inc. 2,248,947
6,460 Vertex Pharmaceuticals, Inc.
a
1,414,417
2,220 Waters Corporation
a
518,703
26,990 Wright Medical Group NV
a
822,655
Total 15,582,161
Industrials (11.8%)
12,950 A.O. Smith Corporation 616,938
25,100 Altra Industrial Motion Corporation 908,871
24,090 Arcosa , Inc. 1,073,209
1,570 Boeing Company 511,443
10,440 BWX Technologies, Inc. 648,115
9,090 Honeywell International, Inc. 1,608,930
3,900 Huntington Ingalls Industries, Inc. 978,432
32,700 Johnson Controls International plc 1,331,217
7,910 Kansas City Southern 1,211,496
6,840 Parker-Hannifin Corporation 1,407,809
15,310 Ritchie Brothers Auctioneers, Inc. 657,564
9,370 United Technologies Corporation 1,403,251
6,450 Waste Connections, Inc. 585,596
13,660 Willdan Group, Inc.
a
434,115
10,750 Xylem, Inc. 846,993
Total 14,223,979
Information Technology (20.6%)
4,010 Adobe, Inc.
a
1,322,538
7,310 Akamai Technologies, Inc.
a
631,438
4,910 Alliance Data Systems Corporation 550,902
2,190 ANSYS, Inc.
a
563,728
9,100 Apple, Inc. 2,672,215
8,060 Blackline, Inc.
a
415,574
12,400 Ciena Corporation
a
529,356
17,820 Cisco Systems, Inc. 854,647
8,890 Dolby Laboratories, Inc. 611,632
4,870 F5 Networks, Inc.
a
680,095
11,980 Five9, Inc.
a
785,648
28,860 Juniper Networks, Inc. 710,822
28,660 Lattice Semiconductor Corporation
a
548,552
5,290 MasterCard, Inc. 1,579,541
23,610 Microsoft Corporation 3,723,297
6,970 New Relic, Inc.
a
457,999
4,420 NVIDIA Corporation 1,040,026
9,000 PayPal Holdings, Inc.
a
973,530
7,380 Salesforce.com, Inc.
a
1,200,283
5,640 ServiceNow , Inc.
a
1,592,285
10,150 Visa, Inc. 1,907,185
15,770 Xilinx, Inc. 1,541,833
Total 24,893,126
Materials (3.3%)
5,210 Ball Corporation 336,931
15,490 Eastman Chemical Company 1,227,737

All Cap Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
76
Shares Common Stock ( 96.6% ) Value
Materials (3.3%) - continued
5,820 FMC Corporation $ 580,952
34,840 Louisiana-Pacific Corporation 1,033,703
11,160 Nucor Corporation 628,085
1,760 United States Lime & Minerals, Inc. 158,928
Total 3,966,336
Real Estate (4.2%)
4,430 Alexandria Real Estate Equities, Inc. 715,799
1,530 AvalonBay Communities, Inc. 320,841
5,900 Camden Property Trust 625,990
10,615 Cousins Properties, Inc. 437,338
2,360 Crown Castle International
Corporation 335,474
19,750 Duke Realty Corporation 684,732
730 Equinix , Inc. 426,101
21,090 Physicians Realty Trust 399,445
4,390 Prologis, Inc. 391,325
8,630 QTS Realty Trust, Inc. 468,350
1,530 Simon Property Group, Inc. 227,909
Total 5,033,304
Utilities (1.6%)
8,230 NorthWestern Corporation 589,844
11,460 PNM Resources, Inc. 581,137
33,000 Vistra Energy Corporation 758,670
Total 1,929,651
Total Common Stock
(cost $101,914,845) 116,618,817
Shares
Registered Investment Companies
( 2.5% ) Value
Unaffiliated  (2.5%)
12,930 Materials Select Sector SPDR Fund 794,161
7,740 SPDR S&P Homebuilders ETF 352,247
28,930 Utilities Select Sector SPDR Fund 1,869,457
Total 3,015,865
Total Registered Investment
Companies (cost $2,781,559) 3,015,865
Shares Short-Term Investments ( 0.9% ) Value
Thrivent Core Short-Term Reserve
Fund
109,345 1.970% 1,093,451
Total Short-Term Investments (cost
$1,093,452) 1,093,451
Total Investments (cost
$105,789,856) 100.0% $120,728,133
Other Assets and Liabilities, Net
<0.1% 11,797
Total Net Assets 100.0% $120,739,930
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 16,995,814
Gross unrealized depreciation (2,190,644)
Net unrealized appreciation (depreciation) $ 14,805,170
Cost for federal income tax purposes $ 105,922,963

All Cap Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
77
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,744,762 6,744,762 – –
Consumer Discretionary 14,545,274 14,545,274 – –
Consumer Staples 6,682,412 5,863,321 819,091 –
Energy 5,731,395 5,731,395 – –
Financials 17,286,417 17,286,417 – –
Health Care 15,582,161 15,582,161 – –
Industrials 14,223,979 14,223,979 – –
Information Technology 24,893,126 24,893,126 – –
Materials 3,966,336 3,966,336 – –
Real Estate 5,033,304 5,033,304 – –
Utilities 1,929,651 1,929,651 – –
Registered Investment Companies
Unaffiliated 3,015,865 3,015,865 – –
Subtotal Investments in Securities $119,634,682 $118,815,591 $819,091 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,093,451
Subtotal Other Investments $1,093,451
Total Investments at Value $120,728,133
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $1,495 $13,024 $13,426 $1,093 109 0.9%
Total Affiliated Short-Term Investments 1,495 1,093 0.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,355 5,572 6,927 – – –
Total Collateral Held for Securities Loaned 1,355 – –
Total Value $2,850 $1,093
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $– $– 0 $42
Total Income/Non Income Cash from Affiliated Investments $42
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $0

Balanced Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
78
Principal
Amount Bank Loans ( 14.7% ) Value
% of Net
Assets
Basic Materials (0.5%)
Other Securities
^
$ 2,031,153 0.5%
Total 2,031,153
Capital Goods (1.2%)
Other Securities
^
5,482,808 1.2%
Total 5,482,808
Communications Services (3.3%)
CenturyLink, Inc., Term Loan
$ 1,722,910 4.549%, (LIBOR 1M +
2.750%), 1/31/2025
a,b
1,728,940 0.4%
CSC Holdings, LLC, Term Loan
1,340,000 4.240%, (LIBOR 1M +
2.500%), 4/15/2027
a,b
1,344,462 0.3%
Sprint Communications, Inc.,
Term Loan
1,410,125 4.313%, (LIBOR 1M +
2.500%), 2/3/2024
a,b
1,396,376 0.3%
Other Securities
^
10,406,355 2.3%
Total 14,876,133
Consumer Cyclical (2.5%)
1011778 B.C., LLC, Term Loan
1,260,000 0.000%, (LIBOR 1M +
1.750%), 11/19/2026
a,b,c,d
1,261,247 0.3%
Scientific Games International,
Inc., Term Loan
1,819,481 4.549%, (LIBOR 1M +
2.750%), 8/14/2024
a,b
1,822,520 0.4%
Other Securities
^
8,212,256 1.8%
Total 11,296,023
Consumer Non-Cyclical (3.0%)
Air Medical Group Holdings, Inc.,
Term Loan
1,768,900 5.035%, (LIBOR 1M +
3.250%), 4/28/2022
a,b
1,728,817 0.4%
Albertson's LLC, Term Loan
1,516,200 4.549%, (LIBOR 1M +
2.750%), 8/17/2026
a,b,c,d
1,528,375 0.4%
Endo International plc, Term
Loan
1,427,683 6.063%, (LIBOR 1M +
4.250%), 4/27/2024
a,b
1,363,438 0.3%
MPH Acquisition Holdings, LLC,
Term Loan
1,440,000 4.695%, (LIBOR 3M +
2.750%), 6/7/2023
a,b
1,417,622 0.3%
Ortho-Clinical Diagnostics SA,
Term Loan
1,329,263 5.306%, (LIBOR 3M +
3.250%), 6/1/2025
a,b,c,d
1,312,368 0.3%
Other Securities
^
5,847,915 1.3%
Total 13,198,535
Principal
Amount Bank Loans ( 14.7% ) Value
% of Net
Assets
Energy (0.8%)
Radiate Holdco, LLC, Term Loan
$ 1,548,161 4.799%, (LIBOR 1M +
3.000%), 2/1/2024
a,b
$ 1,552,806 0.3%
Other Securities
^
2,210,889 0.5%
Total 3,763,695
Financials (2.0%)
Sable International Finance,
Ltd., Term Loan
1,491,307 5.049%, (LIBOR 1M +
3.250%), 1/31/2026
a,b
1,499,464 0.3%
Tronox Finance, LLC, Term Loan
1,235,476 4.610%, (LIBOR 3M +
2.750%), 9/22/2024
a,b
1,237,020 0.3%
Other Securities
^
6,206,158 1.4%
Total 8,942,642
Technology (1.1%)
Prime Security Services
Borrower, LLC, Term Loan
1,665,825 4.944%, (LIBOR 1M +
3.250%), 9/23/2026
a,b,c,d
1,669,157 0.4%
Rackspace Hosting, Inc., Term
Loan
1,497,017 4.902%, (LIBOR 3M +
3.000%), 11/3/2023
a,b
1,450,655 0.3%
Other Securities
^
1,584,074 0.4%
Total 4,703,886
Utilities (0.3%)
Other Securities
^
1,098,870 0.3%
Total 1,098,870
Total Bank Loans
(cost $65,980,509) 65,393,745
Shares Common Stock ( 48.8% ) Value
% of Net
Assets
Communications Services (2.5%)
1,697 Alphabet, Inc., Class A
e
2,272,945 0.5%
26,920 Verizon Communications, Inc. 1,652,888 0.4%
Other Securities
^
7,023,575 1.6%
Total 10,949,408
Consumer Discretionary (4.5%)
1,720 Amazon.com, Inc.
e
3,178,285 0.7%
7,163 Home Depot, Inc. 1,564,256 0.4%
10,853 Lowe's Companies, Inc. 1,299,755 0.3%
Other Securities
^
14,114,946 3.1%
Total 20,157,242
Consumer Staples (2.8%)
9,445 PepsiCo, Inc. 1,290,848 0.3%

Balanced Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
79
Shares Common Stock ( 48.8% ) Value
% of Net
Assets
Consumer Staples (2.8%) - continued
10,779 Wal-Mart Stores, Inc. $ 1,280,976 0.3%
Other Securities
^
9,723,107 2.2%
Total 12,294,931
Energy (2.1%)
Other Securities
^
9,518,404 2.1%
Total 9,518,404
Financials (9.1%)
58,930 Bank of America Corporation 2,075,515 0.5%
19,931 Citigroup, Inc. 1,592,288 0.4%
24,964 Toronto-Dominion Bank 1,400,122 0.3%
Other Securities
^
35,303,133 7.9%
Total 40,371,058
Health Care (6.7%)
8,174 Danaher Corporation 1,254,545 0.3%
19,614 Gilead Sciences, Inc. 1,274,518 0.3%
55,366 GlaxoSmithKline plc 1,300,946 0.3%
16,480 Johnson & Johnson 2,403,938 0.5%
17,338 Medtronic plc 1,966,996 0.4%
19,659 Merck & Company, Inc. 1,787,986 0.4%
15,634 Novartis AG 1,480,377 0.3%
4,857 Roche Holding AG 1,578,539 0.4%
3,992 Thermo Fisher Scientific, Inc. 1,296,881 0.3%
6,328 UnitedHealth Group, Inc. 1,860,305 0.4%
Other Securities
^
13,792,129 3.1%
Total 29,997,160
Industrials (7.0%)
11,712 Honeywell International, Inc. 2,073,024 0.5%
8,457 United Technologies Corporation 1,266,520 0.3%
Other Securities
^
27,830,670 6.2%
Total 31,170,214
Information Technology (9.1%)
27,997 Advanced Micro Devices, Inc.
e
1,283,942 0.3%
14,422 Apple, Inc. 4,235,021 1.0%
16,220 CGI, Inc.
e
1,357,381 0.3%
57,171 Cisco Systems, Inc. 2,741,921 0.6%
5,748 MasterCard, Inc. 1,716,295 0.4%
34,881 Microsoft Corporation 5,500,734 1.2%
12,791 Texas Instruments, Inc. 1,640,957 0.4%
Other Securities
^
22,012,908 4.9%
Total 40,489,159
Materials (1.7%)
Other Securities
^
7,545,229 1.7%
Total 7,545,229
Real Estate (2.3%)
Other Securities
^
10,301,841 2.3%
Total 10,301,841
Shares Common Stock ( 48.8% ) Value
% of Net
Assets
Utilities (1.0%)
Other Securities
^
$ 4,236,877 1.0%
Total 4,236,877
Total Common Stock
(cost $185,551,406)
217,031,523
Principal
Amount
Long-Term Fixed Income
( 24.2% ) Value
% of Net
Assets
Asset-Backed Securities (2.0%)
Other Securities
^
8,998,370 2.0%
Total 8,998,370
Basic Materials (0.4%)
Other Securities
^
1,687,046 0.4%
Total 1,687,046
Capital Goods (1.2%)
Other Securities
^
5,520,707 1.2%
Total 5,520,707
Collateralized Mortgage Obligations (4.4%)
Alternative Loan Trust 2007-6
163,443 5.750%, 4/25/2047, Ser.
2007-6, Class A4 141,677 <0.1%
Banc of America Alternative
Loan Trust
249,180 6.000%, 11/25/2035,
Ser. 2005-10, Class 3CB1 239,205 0.1%
Banc of America Mortgage
Securities Trust
266,827 6.000%, 5/25/2036, Ser.
2006-1, Class A5 262,196 0.1%
285,165 3.986%, 9/25/2035, Ser.
2005-H, Class 3A1
b
282,605 0.1%
59,365 4.026%, 9/25/2035, Ser.
2005-H, Class 2A1
b
58,485 <0.1%
CHL Mortgage Pass-Through
Trust
433,703 6.000%, 11/25/2037,
Ser. 2007-18, Class 1A2 359,225 0.1%
280,064 3.447%, 11/20/2035,
Ser. 2005-HYB7, Class
6A1
b
256,042 0.1%
138,425 3.855%, 12/20/2035,
Ser. 2005-HYB8, Class
3A1
b
136,244 <0.1%
Countrywide Alternative Loan
Trust
293,522 6.500%, 8/25/2036, Ser.
2006-23CB, Class 2A3 171,935 <0.1%
Countrywide Home Loan
Mortgage Pass Through Trust
156,204 3.625%, 11/25/2035,
Ser. 2005-22, Class 2A1
b
141,431 <0.1%
Federal National Mortgage
Association - REMIC
15,653,489 2.500% - 3.000%,
7/25/2027 - 2/25/2033,
Ser. 2013-18, Class IL
f
1,091,888 0.1%

Balanced Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
80
Principal
Amount
Long-Term Fixed Income
( 24.2% ) Value
% of Net
Assets
Collateralized Mortgage Obligations (4.4%) -
continued
Merrill Lynch Mortgage Investors
Trust
$ 292,958 4.326%, 6/25/2035, Ser.
2005-A5, Class M1
b
$ 309,821 0.1%
Other Securities
^
16,332,359 3.7%
Total 19,783,113
Commercial Mortgage-Backed Securities
(0.2%)
Federal National Mortgage
Association
342,671 4.500%, 5/1/2048 361,252 0.1%
Federal National Mortgage
Association - ACES
4,995,477 1.468%, 2/25/2031, Ser.
2019-M21, Class X2
b,f
556,310 0.1%
Total 917,562
Communications Services (1.9%)
Other Securities
^
8,488,534 1.9%
Total 8,488,534
Consumer Cyclical (1.3%)
Other Securities
^
5,662,760 1.3%
Total 5,662,760
Consumer Non-Cyclical (1.5%)
Other Securities
^
6,516,912 1.5%
Total 6,516,912
Energy (1.2%)
Other Securities
^
5,466,268 1.2%
Total 5,466,268
Financials (4.1%)
BAC Capital Trust XIV
92,000 4.000%, (LIBOR 3M +
0.400%), 1/21/2020
b,g
84,180 <0.1%
Bank of America Corporation
70,000 4.200%, 8/26/2024 75,137 <0.1%
276,000 6.250%, 9/5/2024
b,g
306,705 0.1%
164,000 5.125%, 6/20/2024
b,g
173,479 0.1%
143,000 3.864%, 7/23/2024
b
150,474 0.1%
115,000 3.550%, 3/5/2024
b
119,350 <0.1%
84,000 2.738%, 1/23/2022
b
84,627 <0.1%
82,000 3.499%, 5/17/2022
b
83,629 <0.1%
35,000 3.458%, 3/15/2025
b
36,536 <0.1%
Other Securities
^
16,986,649 3.8%
Total 18,100,766
Principal
Amount
Long-Term Fixed Income
( 24.2% ) Value
% of Net
Assets
Mortgage-Backed Securities (3.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-
Yr. Pass Through
$ 1,669,809 3.500%, 7/1/2049 $ 1,715,718 0.4%
Federal National Mortgage
Association
1,199,429 3.500% - 3.500%,
10/1/2048 - 8/1/2049 1,244,264 0.2%
Federal National Mortgage
Association Conventional 15-
Yr. Pass Through
1,700,000 2.500%, 1/1/2035
d
1,714,363 0.4%
3,485,000 3.000%, 1/1/2035
d
3,570,519 0.8%
Federal National Mortgage
Association Conventional 30-
Yr. Pass Through
5,118,000 3.000%, 1/1/2048
d
5,187,359 1.2%
1,252,751 4.000%, 7/1/2048 1,305,685 0.3%
550,645 3.500% - 8.500%,
11/1/2026 - 8/1/2049
d
566,587 0.1%
Other Securities
^
1,545,103 0.4%
Total 16,849,598
Technology (1.1%)
Apple, Inc.
208,000 2.400% - 3.450%,
1/13/2023 - 5/6/2024 216,837 <0.1%
Microsoft Corporation
88,000 2.400%, 2/6/2022 89,209 <0.1%
Other Securities
^
4,810,500 1.1%
Total 5,116,546
Transportation (0.4%)
Other Securities
^
1,733,444 0.4%
Total 1,733,444
Utilities (0.7%)
Other Securities
^
3,022,632 0.7%
Total 3,022,632
Total Long-Term Fixed Income
(cost $105,545,559) 107,864,258
Shares
Registered Investment
Companies ( 8.3% ) Value
% of Net
Assets
Unaffiliated  (1.6%)
52,000 iShares S&P U.S. Preferred
Stock Index Fund 1,954,680 0.4%
Other Securities
^
5,059,294 1.2%
Total 7,013,974

Balanced Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
81
Shares
Registered Investment
Companies ( 8.3% ) Value
% of Net
Assets
Affiliated  (6.7%)
3,013,409 Thrivent Core Emerging Markets
Debt Fund $ 29,953,284 6.7%
Total 29,953,284
Total Registered Investment
Companies (cost $36,250,862) 36,967,258
Shares Preferred Stock ( 1.3% ) Value
% of Net
Assets
Communications Services (0.1%)
Other Securities
^
493,434 0.1%
Total 493,434
Consumer Staples (0.1%)
Other Securities
^
348,672 0.1%
Total 348,672
Energy (0.1%)
Other Securities
^
646,363 0.1%
Total 646,363
Financials (0.7%)
5,000 Bank of America Corporation,
5.000%
g
130,900 <0.1%
120 Bank of America Corporation,
Convertible, 7.250%
g
173,880 <0.1%
2,552 Federal National Mortgage
Association, 0.000%
e,g,h
30,496 <0.1%
Other Securities
^
2,889,556 0.7%
Total 3,224,832
Health Care (0.1%)
Other Securities
^
517,391 0.1%
Total 517,391
Industrials (0.1%)
Other Securities
^
281,114 0.1%
Total 281,114
Utilities (0.1%)
Other Securities
^
282,123 0.1%
Total 282,123
Total Preferred Stock
(cost $5,450,208) 5,793,929
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
% of Net
Assets
2,787,078 Thrivent Cash Management
Trust 2,787,078 0.6%
Total Collateral Held for
Securities Loaned
(cost $2,787,078) 2,787,078
Shares or
Principal
Amount Short-Term Investments ( 6.0% ) Value
% of Net
Assets
Thrivent Core Short-Term
Reserve Fund
2,479,114 1.970% $ 24,791,137 5.6%
Other Securities
^
1,797,407 0.4%
Total Short-Term Investments
(cost $26,588,427) 26,588,544
Total Investments (cost
$428,154,049) 103.9% $462,426,335
Other Assets and Liabilities,
Net (3.9%) (17,176,655)
Total Net Assets 100.0% $445,249,680
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2019. The rates of certain variable rate
securities are based on a published reference rate and spread;
these may vary by security and the reference rate and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or delayed
delivery basis.
e Non-income producing security.
f Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Portfolio as of December 31, 2019:
Securities Lending Transactions
Long-Term Fixed Income $ 767,402
Common Stock 1,936,751
Total lending $2,704,153
Gross amount payable upon return of
collateral for securities loaned $2,787,078
Net amounts due to counterparty $82,925
Definitions:
ACES - Alternative Credit Enhancement Securities
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series

Balanced Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
82
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 41,473,570
Gross unrealized depreciation (7,660,283)
Net unrealized appreciation (depreciation) $ 33,813,287
Cost for federal income tax purposes $ 428,666,488

Balanced Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
83
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Balanced Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,031,153 – 1,821,419 209,734
Capital Goods 5,482,808 – 5,050,543 432,265
Communications Services 14,876,133 – 14,601,986 274,147
Consumer Cyclical 11,296,023 – 11,076,136 219,887
Consumer Non-Cyclical 13,198,535 – 13,198,535 –
Energy 3,763,695 – 3,377,575 386,120
Financials 8,942,642 – 7,960,099 982,543
Technology 4,703,886 – 4,703,886 –
Utilities 1,098,870 – 1,098,870 –
Common Stock
Communications Services 10,949,408 9,353,709 1,595,699 –
Consumer Discretionary 20,157,242 14,709,158 5,448,084 –
Consumer Staples 12,294,931 8,184,267 4,110,664 –
Energy 9,518,404 7,832,180 1,686,224 –
Financials 40,371,058 25,696,440 14,674,618 –
Health Care 29,997,160 23,429,473 6,567,687 –
Industrials 31,170,214 20,353,301 10,816,913 –
Information Technology 40,489,159 36,241,889 4,247,270 –
Materials 7,545,229 4,994,924 2,550,305 –
Real Estate 10,301,841 5,603,487 4,685,400 12,954
Utilities 4,236,877 3,347,723 889,154 –
Long-Term Fixed Income
Asset-Backed Securities 8,998,370 – 8,998,370 –
Basic Materials 1,687,046 – 1,687,046 –
Capital Goods 5,520,707 – 5,520,707 –
Collateralized Mortgage Obligations 19,783,113 – 19,783,113 –
Commercial Mortgage-Backed Securities 917,562 – 917,562 –
Communications Services 8,488,534 – 8,488,534 –
Consumer Cyclical 5,662,760 – 5,662,760 –
Consumer Non-Cyclical 6,516,912 – 6,516,912 –
Energy 5,466,268 – 5,466,268 –
Financials 18,100,766 – 17,116,300 984,466
Mortgage-Backed Securities 16,849,598 – 16,849,598 –
Technology 5,116,546 – 5,116,546 –
Transportation 1,733,444 – 1,733,444 –
Utilities 3,022,632 – 3,022,632 –
Registered Investment Companies
Unaffiliated 7,013,974 7,013,974 – –
Preferred Stock
Communications Services 493,434 – 493,434 –
Consumer Staples 348,672 348,672 – –
Energy 646,363 646,363 – –
Financials 3,224,832 2,342,452 882,380 –
Health Care 517,391 – 517,391 –
Industrials 281,114 281,114 – –
Utilities 282,123 282,123 – –
Short-Term Investments 1,797,407 – 1,797,407 –
Subtotal Investments in Securities $404,894,836 $170,661,249 $230,731,471 $3,502,116
Other Investments  * Total
Affiliated Registered Investment Companies 29,953,284
Affiliated Short-Term Investments 24,791,137
Collateral Held for Securities Loaned 2,787,078
Subtotal Other Investments $57,531,499
Total Investments at Value $462,426,335
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Balanced Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
84
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 155,347 155,347 – –
Total Asset Derivatives $155,347 $155,347 $– $–
Liability Derivatives
Futures Contracts 101,907 101,907 – –
Total Liability Derivatives $101,907 $101,907 $– $–
The following table presents Balanced Income Plus Portfolio's futures contracts held as of December 31, 2019. Investments and/or cash totaling
$1,797,407 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 16 March 2020 $ 3,450,799 ( $ 2,799)
CME E-mini Russell 2000 Index 30 March 2020 2,455,190 50,710
CME Euro Foreign Exchange Currency 61 March 2020 8,526,815 75,710
CME Ultra Long Term U.S. Treasury Bond 10 March 2020 1,872,924 (56,361)
Eurex Euro STOXX 50 Index 207 March 2020 8,684,844 (35,658)
Total Futures Long Contracts $ 24,990,572 $ 31,602
CBOT 10-Yr. U.S. Treasury Note (2) March 2020 ( $ 259,087) $ 2,244
CBOT 5-Yr. U.S. Treasury Note (1) March 2020 (119,208) 599
CBOT U.S. Long Bond (15) March 2020 (2,363,233) 24,639
CME E-mini S&P 500 Index (4) March 2020 (639,131) (7,089)
ICE mini MSCI EAFE Index (55) March 2020 (5,601,820) 1,445
Total Futures Short Contracts ( $ 8,982,479) $21,838
Total Futures Contracts $ 16,008,093 $53,440

Balanced Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
85
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2019, for Balanced Income Plus
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 75,710
Total Foreign Exchange Contracts 75,710
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 27,482
Total Interest Rate Contracts 27,482
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 52,155
Total Equity Contracts 52,155
Total Asset Derivatives $155,347
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 42,747
Total Equity Contracts 42,747
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 59,160
Total Interest Rate Contracts 59,160
Total Liability Derivatives $101,907
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2019, for
Balanced Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 1,037,454
Total Equity Contracts
1,037,454
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (349,805)
Total Foreign Exchange Contracts (349,805)
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 5,387
Futures Net realized gains/(losses) on Futures contracts 1,091,023
Total Interest Rate Contracts
1,096,410
Total $1,784,059
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended
December 31, 2019, for Balanced Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 75,710
Total Foreign Exchange Contracts 75,710
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 38,511
Total Equity Contracts 38,511
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (419,926)
Total Interest Rate Contracts (419,926)
Total ($305,705)

Balanced Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
86
The following table presents Balanced Income Plus Portfolio's average volume of derivative activity during the period ended December 31, 2019.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $16,757,241
Futures - Short (11,301,585)
Interest Rate Contracts
Futures - Long 12,500,392
Futures - Short (801,848)
Written Options (127,897)
Foreign Exchange Contracts
Futures - Long 7,163,918
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt $26,264 $1,295 $– $29,953 3,013 6.7%
Total Affiliated Registered Investment Companies 26,264 29,953 6.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% 39,017 129,974 144,200 24,791 2,479 5.6
Total Affiliated Short-Term Investments 39,017 24,791 5.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,132 59,784 60,129 2,787 2,787 0.6
Total Collateral Held for Securities Loaned 3,132 2,787 0.6
Total Value $68,413 $57,531
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $2,394 – $1,295
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% – – 0 795
Total Income/Non Income Cash from Affiliated Investments $2,090
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 28
Total Affiliated Income from Securities Loaned, Net $28
Total Value $– $2,394 $0

Diversified Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
87
Principal
Amount Bank Loans ( 11.4% ) Value
% of Net
Assets
Basic Materials (0.5%)
Other Securities
^
$ 3,765,381 0.5%
Total 3,765,381
Capital Goods (0.9%)
Other Securities
^
7,453,582 0.9%
Total 7,453,582
Communications Services (2.6%)
CenturyLink, Inc., Term Loan
$ 2,392,593 4.549%, (LIBOR 1M +
2.750%), 1/31/2025
a,b
2,400,967 0.3%
CSC Holdings, LLC, Term Loan
1,860,000 4.240%, (LIBOR 1M +
2.500%), 4/15/2027
a,b
1,866,194 0.2%
Other Securities
^
16,704,795 2.1%
Total 20,971,956
Consumer Cyclical (2.0%)
Scientific Games International,
Inc., Term Loan
2,527,772 4.549%, (LIBOR 1M +
2.750%), 8/14/2024
a,b
2,531,993 0.3%
Other Securities
^
13,679,637 1.7%
Total 16,211,630
Consumer Non-Cyclical (2.2%)
Air Medical Group Holdings, Inc.,
Term Loan
2,195,200 5.035%, (LIBOR 1M +
3.250%), 4/28/2022
a,b
2,145,457 0.3%
Albertson's LLC, Term Loan
2,104,725 4.549%, (LIBOR 1M +
2.750%), 8/17/2026
a,b,c,d
2,121,626 0.3%
Endo International plc, Term
Loan
1,982,631 6.063%, (LIBOR 1M +
4.250%), 4/27/2024
a,b
1,893,413 0.2%
MPH Acquisition Holdings, LLC,
Term Loan
2,003,523 4.695%, (LIBOR 3M +
2.750%), 6/7/2023
a,b
1,972,388 0.2%
Ortho-Clinical Diagnostics SA,
Term Loan
1,895,777 5.306%, (LIBOR 3M +
3.250%), 6/1/2025
a,b,c,d
1,871,682 0.2%
Other Securities
^
8,316,842 1.0%
Total 18,321,408
Energy (0.7%)
Radiate Holdco, LLC, Term Loan
2,077,279 4.799%, (LIBOR 1M +
3.000%), 2/1/2024
a,b
2,083,512 0.2%
Other Securities
^
3,698,510 0.5%
Total 5,782,022
Principal
Amount Bank Loans ( 11.4% ) Value
% of Net
Assets
Financials (1.5%)
Sable International Finance,
Ltd., Term Loan
$ 2,051,093 5.049%, (LIBOR 1M +
3.250%), 1/31/2026
a,b
$ 2,062,313 0.3%
Other Securities
^
10,446,581 1.2%
Total 12,508,894
Technology (0.8%)
Prime Security Services
Borrower, LLC, Term Loan
2,374,050 4.944%, (LIBOR 1M +
3.250%), 9/23/2026
a,b,c,d
2,378,798 0.3%
Rackspace Hosting, Inc., Term
Loan
2,079,881 4.902%, (LIBOR 3M +
3.000%), 11/3/2023
a,b
2,015,467 0.2%
Other Securities
^
2,193,754 0.3%
Total 6,588,019
Utilities (0.2%)
Other Securities
^
1,434,372 0.2%
Total 1,434,372
Total Bank Loans
(cost $94,532,002) 93,037,264
Principal
Amount
Long-Term Fixed Income
( 47.8% ) Value
% of Net
Assets
Asset-Backed Securities (4.2%)
Babson CLO, Ltd.
2,400,000 4.866%, (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,e
2,295,660 0.3%
Cent CLO, LP
2,950,000 4.240%, (LIBOR 3M +
2.300%), 10/25/2028,
Ser. 2018-27A, Class B
b,e
2,891,525 0.4%
OZLM Funding II, Ltd.
2,435,000 3.436%, (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,e
2,419,102 0.3%
OZLM IX, Ltd.
1,875,000 3.516%, (LIBOR 3M +
1.550%), 10/20/2031,
Ser. 2014-9A, Class
A1BR
b,e
1,856,574 0.2%
Park Avenue Institutional
Advisers CLO, Ltd.
2,400,000 3.466%, (LIBOR 3M +
1.500%), 10/20/2031,
Ser. 2018-1A, Class A1B
b,e
2,374,651 0.3%
Sound Point CLO XXI, Ltd.
2,400,000 3.386%, (LIBOR 3M +
1.450%), 10/26/2031,
Ser. 2018-3A, Class A1B
b,e
2,369,285 0.3%
Other Securities
^
20,103,880 2.4%
Total 34,310,677

Diversified Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
88
Principal
Amount
Long-Term Fixed Income
( 47.8% ) Value
% of Net
Assets
Basic Materials (0.8%)
Other Securities
^
$ 6,507,686 0.8%
Total 6,507,686
Capital Goods (2.3%)
Other Securities
^
18,674,255 2.3%
Total 18,674,255
Collateralized Mortgage Obligations (9.3%)
Alternative Loan Trust
558,826 6.000%, 8/1/2036, Ser.
2006-24CB, Class A9 461,919 0.1%
Antler Mortgage Trust
3,600,000 4.335%, 7/25/2022, Ser.
2018-RTL1, Class A1
e
3,623,325 0.5%
Banc of America Alternative
Loan Trust
824,833 6.000%, 11/25/2035,
Ser. 2005-10, Class 3CB1 791,816 0.1%
181,364 2.292%, (LIBOR 1M +
0.500%), 4/25/2035, Ser.
2005-3, Class 1CB1
b
160,230 <0.1%
Banc of America Mortgage
Securities Trust
1,092,720 6.000%, 5/25/2036, Ser.
2006-1, Class A5 1,073,756 0.1%
1,140,661 3.986%, 9/25/2035, Ser.
2005-H, Class 3A1
b
1,130,421 0.2%
Bear Stearns Adjustable Rate
Mortgage Trust
65,517 4.270%, (CMT 1Y +
2.300%), 10/25/2035,
Ser. 2005-9, Class A1
b
67,173 <0.1%
CHL Mortgage Pass-Through
Trust
1,355,323 6.000%, 11/25/2037,
Ser. 2007-18, Class 1A2 1,122,579 0.1%
1,123,219 3.447%, 11/20/2035,
Ser. 2005-HYB7, Class
6A1
b
1,026,875 0.1%
390,665 3.855%, 12/20/2035,
Ser. 2005-HYB8, Class
3A1
b
384,510 0.1%
Countrywide Alternative Loan
Trust
1,330,271 6.000% - 6.500%,
4/25/2036 - 1/25/2037,
Ser. 2006-23CB, Class
2A3 870,293 0.1%
308,214 3.643%, 10/25/2035,
Ser. 2005-43, Class 1A1
b
298,997 <0.1%
273,965 3.434%, 10/25/2035,
Ser. 2005-43, Class 4A1
b
258,576 <0.1%
79,110 2.192%, (LIBOR 1M +
0.400%), 2/25/2035, Ser.
2005-J1, Class 5A1
b
76,367 <0.1%
Countrywide Home Loan
Mortgage Pass Through Trust
458,199 3.625%, 11/25/2035,
Ser. 2005-22, Class 2A1
b
414,864 0.1%
Principal
Amount
Long-Term Fixed Income
( 47.8% ) Value
% of Net
Assets
Collateralized Mortgage Obligations (9.3%) -
continued
Federal Home Loan Mortgage
Corporation
$ 3,362,128 3.500%, 8/15/2035, Ser.
345, Class C8
f
$ 419,629 0.1%
Federal Home Loan Mortgage
Corporation - REMIC
25,697,988 2.500% - 3.500%,
12/15/2022 -
4/15/2033, Ser. 4119,
Class KI
f
1,973,887 0.2%
Federal National Mortgage
Association - REMIC
46,843,971 2.500% - 3.500%,
7/25/2027 - 2/25/2033,
Ser. 2012-73, Class DI
f
3,339,514 0.4%
Greenpoint Mortgage Funding
Trust
411,629 1.992%, (LIBOR 1M +
0.200%), 10/25/2045,
Ser. 2005-AR4, Class
G41B
b
367,455 0.1%
Merrill Lynch Alternative Note
Asset Trust
355,570 6.000%, 3/25/2037, Ser.
2007-F1, Class 2A1 257,541 <0.1%
Merrill Lynch Mortgage Investors
Trust
825,610 4.326%, 6/25/2035, Ser.
2005-A5, Class M1
b
873,132 0.1%
Structured Asset Mortgage
Investments, Inc.
694,003 2.102%, (LIBOR 1M +
0.310%), 12/25/2035,
Ser. 2005-AR4, Class A1
b
709,628 0.1%
Vericrest Opportunity Loan Trust
2,400,000 4.090%, 11/25/2049,
Ser. 2019-NPL8, Class
A1B
e,g
2,394,606 0.3%
WaMu Mortgage Pass Through
Certificates
864,930 2.377%, (COF 11 +
1.250%), 3/25/2047, Ser.
2007-OA2, Class 2A
b
838,874 0.1%
809,794 3.119%, (12 MTA +
0.880%), 10/25/2046,
Ser. 2006-AR13, Class 1A
b
772,317 0.1%
47,926 3.880%, 8/25/2046, Ser.
2006-AR8, Class 1A1
b
46,274 <0.1%
Washington Mutual Mortgage
Pass Through Certificates
1,252,722 6.000% - 7.000%,
11/25/2035 -
4/25/2037, Ser. 2005-10,
Class 2A9 939,646 0.1%
294,668 3.159%, (12 MTA +
0.920%), 9/25/2046, Ser.
2006-AR11, Class 3A1A
b
282,498 <0.1%
Washington Mutual Mortgage
Pass-Through Certificates
343,824 6.000%, 3/25/2035, Ser.
2005-1, Class 2A 339,956 <0.1%

Diversified Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
89
Principal
Amount
Long-Term Fixed Income
( 47.8% ) Value
% of Net
Assets
Collateralized Mortgage Obligations (9.3%) -
continued
Other Securities
^
$ 50,609,859 6.2%
Total 75,926,517
Commercial Mortgage-Backed Securities
(0.5%)
Federal National Mortgage
Association
1,496,933 4.500%, 5/1/2048 1,578,101 0.2%
Federal National Mortgage
Association - ACES
20,981,003 1.468%, 2/25/2031, Ser.
2019-M21, Class X2
b,f
2,336,501 0.3%
Total 3,914,602
Communications Services (3.1%)
DISH Network Corporation,
Convertible
1,989,000 3.375%, 8/15/2026 1,913,219 0.2%
GCI Liberty, Inc., Convertible
1,374,000 1.750%, 9/30/2046
e
1,891,311 0.2%
Sprint Corporation
1,710,000 7.625%, 2/15/2025 1,876,469 0.2%
Other Securities
^
20,125,445 2.5%
Total 25,806,444
Consumer Cyclical (2.6%)
Other Securities
^
21,717,612 2.6%
Total 21,717,612
Consumer Non-Cyclical (2.8%)
VRX Escrow Corporation
1,895,000 6.125%, 4/15/2025
e
1,957,971 0.3%
Other Securities
^
20,752,761 2.5%
Total 22,710,732
Energy (2.5%)
Other Securities
^
20,298,006 2.5%
Total 20,298,006
Financials (7.1%)
BAC Capital Trust XIV
248,000 4.000%, (LIBOR 3M +
0.400%), 1/21/2020
b,h
226,920 <0.1%
Bank of America Corporation
220,000 4.200%, 8/26/2024 236,145 <0.1%
750,000 6.250%, 9/5/2024
b,h
833,437 0.1%
564,000 5.125%, 6/20/2024
b,h
596,599 0.1%
457,000 3.864%, 7/23/2024
b
480,885 0.1%
328,000 3.550%, 3/5/2024
b
340,407 <0.1%
224,000 3.499%, 5/17/2022
b
228,450 <0.1%
218,000 2.738%, 1/23/2022
b
219,626 <0.1%
200,000 3.004%, 12/20/2023
b
204,820 <0.1%
113,000 3.458%, 3/15/2025
b
117,959 <0.1%
Principal
Amount
Long-Term Fixed Income
( 47.8% ) Value
% of Net
Assets
Financials (7.1%) - continued
GS Finance Corporation,
Convertible
$ 1,975,000 0.500%, 6/23/2025
i
$ 2,182,177 0.3%
J.P. Morgan Chase & Company
675,000 2.295% - 3.875%,
8/15/2021 - 9/10/2024 701,057 0.1%
1,132,000 5.000%, 8/1/2024
b,h
1,177,280 0.2%
456,000 4.023%, 12/5/2024
b
486,009 0.1%
362,000 5.150%, 5/1/2023
b,h
378,290 0.1%
272,000 2.776%, 4/25/2023
b
276,192 <0.1%
215,000 3.166%, (LIBOR 3M +
1.230%), 10/24/2023
b
218,657 <0.1%
161,000 2.587%, (LIBOR 3M +
0.680%), 6/1/2021
b
161,261 <0.1%
Other Securities
^
48,995,333 6.0%
Total 58,061,504
Mortgage-Backed Securities (9.3%)
Federal Home Loan Mortgage
Corporation Conventional 15-
Yr. Pass Through
3,654,908 3.500%, 5/1/2034 3,799,457 0.4%
Federal Home Loan Mortgage
Corporation Conventional 30-
Yr. Pass Through
3,386,445 3.000%, 8/1/2047 3,465,196 0.4%
778,572 3.500%, 7/1/2049 799,978 0.1%
Federal National Mortgage
Association
2,918,759 3.500%, 10/1/2048 3,024,084 0.4%
3,300,000 3.500%, 8/1/2049 3,427,093 0.4%
Federal National Mortgage
Association Conventional 15-
Yr. Pass Through
7,925,000 2.500%, 1/1/2035
d
7,991,957 1.0%
14,977,000 3.000%, 1/1/2035
d
15,344,522 1.9%
Federal National Mortgage
Association Conventional 30-
Yr. Pass Through
25,263,000 3.000%, 1/1/2048
d
25,605,365 3.1%
4,545,697 4.000%, 7/1/2048 4,737,771 0.6%
5,600,000 3.500%, 1/1/2049
d
5,757,643 0.7%
2,466,050 3.500%, 8/1/2049 2,534,479 0.3%
Total 76,487,545
Technology (1.6%)
Other Securities
^
12,993,005 1.6%
Total 12,993,005
Transportation (0.7%)
Other Securities
^
5,611,159 0.7%
Total 5,611,159

Diversified Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
90
Principal
Amount
Long-Term Fixed Income
( 47.8% ) Value
% of Net
Assets
Utilities (1.0%)
Other Securities
^
$ 8,606,483 1.0%
Total 8,606,483
Total Long-Term Fixed Income
(cost $384,121,246)
391,626,227
Shares Common Stock ( 26.1% ) Value
% of Net
Assets
Communications Services (1.3%)
1,416 Alphabet, Inc., Class A
j
1,896,576 0.2%
Other Securities
^
8,589,909 1.1%
Total 10,486,485
Consumer Discretionary (2.3%)
1,409 Amazon.com, Inc.
j
2,603,607 0.3%
Other Securities
^
16,121,942 2.0%
Total 18,725,549
Consumer Staples (1.5%)
Other Securities
^
11,982,265 1.5%
Total 11,982,265
Energy (1.4%)
Other Securities
^
11,864,224 1.4%
Total 11,864,224
Financials (4.8%)
60,808 Bank of America Corporation 2,141,658 0.3%
6,730 J.P. Morgan Chase & Company 938,162 0.1%
Other Securities
^
36,196,167 4.4%
Total 39,275,987
Health Care (3.6%)
16,556 Johnson & Johnson 2,415,024 0.3%
17,401 Medtronic plc 1,974,143 0.2%
Other Securities
^
25,368,268 3.1%
Total 29,757,435
Industrials (3.6%)
11,211 Honeywell International, Inc. 1,984,347 0.2%
Other Securities
^
27,952,368 3.4%
Total 29,936,715
Information Technology (5.0%)
43,843 Advanced Micro Devices, Inc.
j
2,010,640 0.3%
13,163 Apple, Inc. 3,865,315 0.5%
58,754 Cisco Systems, Inc. 2,817,842 0.3%
32,333 Microsoft Corporation 5,098,914 0.6%
Other Securities
^
26,977,413 3.3%
Total 40,770,124
Shares Common Stock ( 26.1% ) Value
% of Net
Assets
Materials (0.9%)
Other Securities
^
$ 7,252,510 0.9%
Total 7,252,510
Real Estate (1.2%)
Other Securities
^
9,886,126 1.2%
Total 9,886,126
Utilities (0.5%)
Other Securities
^
4,120,088 0.5%
Total 4,120,088
Total Common Stock
(cost $184,186,436) 214,057,508
Shares
Registered Investment
Companies ( 7.3% ) Value
% of Net
Assets
Unaffiliated  (2.2%)
39,880 SPDR Bloomberg Barclays High
Yield Bond ETF 4,368,455 0.5%
25,000 Vanguard High Dividend Yield
ETF 2,342,750 0.3%
91,625 Vanguard Short-Term Corporate
Bond ETF 7,424,374 0.9%
Other Securities
^
4,657,879 0.5%
Total 18,793,458
Affiliated  (5.1%)
4,187,225 Thrivent Core Emerging Markets
Debt Fund 41,621,014 5.1%
Total 41,621,014
Total Registered Investment
Companies (cost $58,161,544) 60,414,472
Shares Preferred Stock ( 2.0% ) Value
% of Net
Assets
Communications Services (0.1%)
Other Securities
^
890,744 0.1%
Total 890,744
Consumer Staples (0.2%)
Other Securities
^
1,544,088 0.2%
Total 1,544,088
Energy (0.3%)
Other Securities
^
2,539,189 0.3%
Total 2,539,189
Financials (1.1%)
13,200 Bank of America Corporation,
5.000%
h
345,576 <0.1%
284 Bank of America Corporation,
Convertible, 7.250%
h
411,516 0.1%

Diversified Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
91
Shares Preferred Stock ( 2.0% ) Value
% of Net
Assets
Financials (1.1%) - continued
6,762 Federal National Mortgage
Association, 0.000%
h,j,k
$ 80,806 <0.1%
9,925 J.P. Morgan Chase & Company,
4.750%
h,j,k
255,569 <0.1%
1,641 Wells Fargo & Company,
Convertible, 7.500%
h,k
2,379,450 0.3%
Other Securities
^
5,779,782 0.7%
Total 9,252,699
Health Care (0.1%)
Other Securities
^
684,368 0.1%
Total 684,368
Industrials (0.1%)
Other Securities
^
543,065 0.1%
Total 543,065
Utilities (0.1%)
Other Securities
^
508,426 0.1%
Total 508,426
Total Preferred Stock
(cost $15,153,034) 15,962,579
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
% of Net
Assets
4,287,651 Thrivent Cash Management
Trust 4,287,651 0.5%
Total Collateral Held for
Securities Loaned
(cost $4,287,651) 4,287,651
Shares or
Principal
Amount
Short-Term Investments
( 12.5% ) Value
% of Net
Assets
Thrivent Core Short-Term
Reserve Fund
9,971,009 1.970% 99,710,093 12.2%
Other Securities
^
2,396,780 0.3%
Total Short-Term Investments
(cost $102,106,723) 102,106,873
Total Investments (cost
$842,548,636) 107.6% $881,492,574
Other Assets and Liabilities,
Net (7.6%) (62,216,643)
Total Net Assets 100.0% $819,275,931
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2019. The rates of certain variable rate
securities are based on a published reference rate and spread;
these may vary by security and the reference rate and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or delayed
delivery basis.
e Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of December 31, 2019, the value of these investments was $161,368,173 or 19.7% of total net assets.
f Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of December
31, 2019.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
j Non-income producing security.
k All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Portfolio as of December 31, 2019:
Securities Lending Transactions
Long-Term Fixed Income $ 1,828,035
Common Stock 2,320,345
Total lending $4,148,380
Gross amount payable upon return of
collateral for securities loaned $4,287,651
Net amounts due to counterparty $139,271

Diversified Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
92
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are a family of exchange-
traded funds traded in the U.S., Europe, and Asia-Pacific
and managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
COF 11 - 11th District Cost of Funds
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 48,618,609
Gross unrealized depreciation (10,465,192)
Net unrealized appreciation (depreciation) $ 38,153,417
Cost for federal income tax purposes $ 843,075,000

Diversified Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
93
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Diversified Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,765,381 – 3,475,749 289,632
Capital Goods 7,453,582 – 6,857,355 596,227
Communications Services 20,971,956 – 20,242,445 729,511
Consumer Cyclical 16,211,630 – 15,903,788 307,842
Consumer Non-Cyclical 18,321,408 – 18,321,408 –
Energy 5,782,022 – 5,328,331 453,691
Financials 12,508,894 – 11,148,722 1,360,172
Technology 6,588,019 – 6,588,019 –
Utilities 1,434,372 – 1,434,372 –
Long-Term Fixed Income
Asset-Backed Securities 34,310,677 – 34,310,677 –
Basic Materials 6,507,686 – 6,507,686 –
Capital Goods 18,674,255 – 18,674,255 –
Collateralized Mortgage Obligations 75,926,517 – 75,926,517 –
Commercial Mortgage-Backed Securities 3,914,602 – 3,914,602 –
Communications Services 25,806,444 – 25,806,444 –
Consumer Cyclical 21,717,612 – 21,717,612 –
Consumer Non-Cyclical 22,710,732 – 22,710,732 –
Energy 20,298,006 – 20,298,006 –
Financials 58,061,504 – 55,879,327 2,182,177
Mortgage-Backed Securities 76,487,545 – 76,487,545 –
Technology 12,993,005 – 12,993,005 –
Transportation 5,611,159 – 5,611,159 –
Utilities 8,606,483 – 8,606,483 –
Common Stock
Communications Services 10,486,485 8,999,293 1,487,192 –
Consumer Discretionary 18,725,549 13,635,131 5,090,418 –
Consumer Staples 11,982,265 8,132,624 3,849,641 –
Energy 11,864,224 10,289,265 1,574,959 –
Financials 39,275,987 25,575,831 13,700,156 –
Health Care 29,757,435 23,615,740 6,141,695 –
Industrials 29,936,715 19,817,864 10,118,851 –
Information Technology 40,770,124 36,772,171 3,997,953 –
Materials 7,252,510 4,865,439 2,387,071 –
Real Estate 9,886,126 5,499,365 4,374,697 12,064
Utilities 4,120,088 3,289,192 830,896 –
Registered Investment Companies
Unaffiliated 18,793,458 18,793,458 – –
Preferred Stock
Communications Services 890,744 – 890,744 –
Consumer Staples 1,544,088 1,544,088 – –
Energy 2,539,189 2,539,189 – –
Financials 9,252,699 7,180,075 2,072,624 –
Health Care 684,368 – 684,368 –
Industrials 543,065 543,065 – –
Utilities 508,426 508,426 – –
Short-Term Investments 2,396,780 – 2,396,780 –
Subtotal Investments in Securities $735,873,816 $191,600,216 $538,342,284 $5,931,316
Other Investments  * Total
Affiliated Short-Term Investments 99,710,093
Affiliated Registered Investment Companies 41,621,014
Collateral Held for Securities Loaned 4,287,651
Subtotal Other Investments $145,618,758
Total Investments at Value $881,492,574
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Diversified Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
94
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 77,084 77,084 – –
Total Asset Derivatives $77,084 $77,084 $– $–
Liability Derivatives
Futures Contracts 341,241 341,241 – –
Total Liability Derivatives $341,241 $341,241 $– $–
The following table presents Diversified Income Plus Portfolio's futures contracts held as of December 31, 2019. Investments and/or cash totaling
$2,396,780 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 56 March 2020 $ 7,254,340 ( $ 62,714)
CBOT 2-Yr. U.S. Treasury Note 104 March 2020 22,430,195 (18,195)
CBOT 5-Yr. U.S. Treasury Note 51 March 2020 6,072,347 (23,268)
CBOT U.S. Long Bond 18 March 2020 2,864,168 (57,856)
CME Euro Foreign Exchange Currency 53 March 2020 7,408,769 65,556
CME Ultra Long Term U.S. Treasury Bond 1 March 2020 187,292 (5,636)
Eurex Euro STOXX 50 Index 181 March 2020 7,593,825 (31,010)
ICE mini MSCI EAFE Index 7 March 2020 701,247 11,528
Total Futures Long Contracts $ 54,512,183 ( $ 121,595)
CME E-mini Russell 2000 Index (73) March 2020 ( $ 6,020,698) ( $ 76,992)
CME E-mini S&P 500 Index (37) March 2020 (5,911,965) (65,570)
Total Futures Short Contracts ( $ 11,932,663) ($142,562)
Total Futures Contracts $ 42,579,520 ($264,157)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2019, for Diversified Income Plus
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 65,556
Total Foreign Exchange Contracts 65,556
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 11,528
Total Equity Contracts 11,528
Total Asset Derivatives $77,084
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 173,572
Total Equity Contracts 173,572
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 167,669
Total Interest Rate Contracts 167,669
Total Liability Derivatives $341,241

Diversified Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
95
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2019, for
Diversified Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (386,030)
Total Equity Contracts
(386,030)
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (445,049)
Total Foreign Exchange Contracts (445,049)
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 42,299
Futures Net realized gains/(losses) on Futures contracts 5,001,310
Total Interest Rate Contracts
5,043,609
Total $4,212,530
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended
December 31, 2019, for Diversified Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 65,556
Total Foreign Exchange Contracts 65,556
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (699,006)
Total Equity Contracts (699,006)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,598,133)
Total Interest Rate Contracts (1,598,133)
Total ($2,231,583)
The following table presents Diversified Income Plus Portfolio's average volume of derivative activity during the period ended December 31, 2019.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $18,762,290
Futures - Short (24,882,409)
Interest Rate Contracts
Futures - Long 70,824,804
Futures - Short (461,978)
Written Options (1,004,266)
Foreign Exchange Contracts
Futures - Long 8,098,707

Diversified Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
96
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt $35,092 $3,298 $– $41,621 4,187 5.1%
Total Affiliated Registered Investment Companies 35,092 41,621 5.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% 81,292 296,937 278,519 99,710 9,971 12.2
Total Affiliated Short-Term Investments 81,292 99,710 12.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,779 125,167 125,658 4,288 4,288 0.5
Total Collateral Held for Securities Loaned 4,779 4,288 0.5
Total Value $121,163 $145,619
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $3,231 – $1,762
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% – – 1 2,416
Total Income/Non Income Cash from Affiliated Investments $4,178
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 47
Total Affiliated Income from Securities Loaned, Net $47
Total Value $– $3,231 $1

Global Stock Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
97
Shares Common Stock ( 80.2% ) Value
% of Net
Assets
Communications Services (4.6%)
10,482 Alphabet, Inc., Class A
a
$ 14,039,486 1.2%
2,197 Alphabet, Inc., Class C
a
2,937,433 0.3%
115,221 Comcast Corporation 5,181,488 0.4%
44,382 Facebook, Inc.
a
9,109,405 0.8%
125,625 Verizon Communications, Inc. 7,713,375 0.7%
Other Securities
^
15,511,885 1.2%
Total 54,493,072
Consumer Discretionary (8.7%)
11,322 Amazon.com, Inc.
a
20,921,244 1.8%
45,285 Lowe's Companies, Inc. 5,423,332 0.5%
Other Securities
^
76,875,025 6.4%
Total 103,219,601
Consumer Staples (3.5%)
61,383 Nestle SA 6,645,647 0.6%
Other Securities
^
34,175,480 2.9%
Total 40,821,127
Energy (2.8%)
206,560 Royal Dutch Shell plc, Class B 6,131,501 0.5%
Other Securities
^
27,413,787 2.3%
Total 33,545,288
Financials (15.8%)
29,357 Allianz SE 7,193,313 0.6%
28,572 Baloise Holding AG 5,171,116 0.4%
290,050 Bank of America Corporation 10,215,561 0.9%
73,483 Bank of Montreal 5,695,067 0.5%
324,266 CI Financial Corporation 5,421,289 0.5%
91,808 Citigroup, Inc. 7,334,541 0.6%
847,439 HSBC Holdings plc 6,634,172 0.6%
250,945 Manulife Financial Corporation 5,094,074 0.4%
136,903 Sun Life Financial, Inc. 6,242,368 0.5%
11,487 Swiss Life Holding AG 5,762,687 0.5%
161,396 Toronto-Dominion Bank 9,051,997 0.8%
Other Securities
^
112,904,410 9.5%
Total 186,720,595
Health Care (10.9%)
359,702 GlaxoSmithKline plc 8,451,989 0.7%
33,945 Johnson & Johnson 4,951,557 0.4%
74,201 Merck & Company, Inc. 6,748,581 0.6%
100,821 Novartis AG 9,546,701 0.8%
115,385 Novo Nordisk AS 6,686,426 0.6%
31,350 Roche Holding AG 10,188,838 0.9%
19,418 UnitedHealth Group, Inc. 5,708,504 0.5%
39,993 Zoetis, Inc. 5,293,074 0.5%
Other Securities
^
70,881,406 5.9%
Total 128,457,076
Industrials (11.6%)
150,181 Atlas Copco AB, Class A 5,994,575 0.5%
43,036 Honeywell International, Inc. 7,617,372 0.7%
60,687 Legrand SA 4,944,816 0.4%
206,100 Mitsubishi Corporation 5,459,871 0.5%
Shares Common Stock ( 80.2% ) Value
% of Net
Assets
Industrials (11.6%) - continued
292,200 Mitsui & Company, Ltd. $ 5,194,009 0.4%
217,191 RELX plc 5,482,664 0.5%
34,285 United Technologies Corporation 5,134,522 0.4%
Other Securities
^
97,179,082 8.2%
Total 137,006,911
Information Technology (14.4%)
63,700 Amadeus IT Holding SA 5,216,847 0.4%
54,068 Apple, Inc. 15,877,068 1.3%
104,695 CGI, Inc.
a
8,761,469 0.7%
190,276 Cisco Systems, Inc. 9,125,637 0.8%
195,440 Halma plc 5,472,872 0.5%
26,766 MasterCard, Inc. 7,992,060 0.7%
157,987 Microsoft Corporation 24,914,550 2.1%
45,671 PayPal Holdings, Inc.
a
4,940,232 0.4%
31,255 Salesforce.com, Inc.
a
5,083,313 0.4%
17,573 ServiceNow, Inc.
a
4,961,209 0.4%
45,481 Texas Instruments, Inc. 5,834,758 0.5%
55,220 Visa, Inc. 10,375,838 0.9%
Other Securities
^
61,714,062 5.3%
Total 170,269,915
Materials (2.9%)
Other Securities
^
34,703,597 2.9%
Total 34,703,597
Real Estate (4.1%)
Other Securities
^
48,597,079 4.1%
Total 48,597,079
Utilities (0.9%)
Other Securities
^
10,647,447 0.9%
Total 10,647,447
Total Common Stock
(cost $766,884,316) 948,481,708
Shares
Registered Investment
Companies ( 2.1% ) Value
% of Net
Assets
Unaffiliated  (2.1%)
394,760 iShares Russell Mid Cap ETF 23,535,591 2.0%
Other Securities
^
1,092,749 0.1%
Total 24,628,340
Total Registered Investment
Companies (cost $23,008,241) 24,628,340
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
% of Net
Assets
3,577,321 Thrivent Cash Management
Trust 3,577,321 0.3%
Total Collateral Held for
Securities Loaned
(cost $3,577,321) 3,577,321

Global Stock Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
98
Shares or
Principal
Amount Short-Term Investments ( 17.7% ) Value
% of Net
Assets
Federal Home Loan Bank
Discount Notes
11,900,000 1.520%, 1/7/2020
b,c
$ 11,897,504 1.0%
6,100,000 1.535%, 2/12/2020
b,c
6,089,440 0.5%
9,000,000 1.570%, 2/26/2020
b,c
8,979,100 0.8%
2,100,000 1.531% - 1.880%,
1/3/2020 - 2/19/2020
b,c
2,098,927 0.1%
Thrivent Core Short-Term
Reserve Fund
18,111,909 1.970% 181,119,086 15.3%
Total Short-Term Investments
(cost $210,181,945) 210,184,057
Total Investments (cost
$1,003,651,823) 100.3% $1,186,871,426
Other Assets and Liabilities,
Net (0.3%) (3,718,129)
Total Net Assets 100.0% $1,183,153,297
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a Non-income producing security.
b The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of
December 31, 2019:
Securities Lending Transactions
Common Stock $ 3,358,244
Total lending $3,358,244
Gross amount payable upon return of
collateral for securities loaned $3,577,321
Net amounts due to counterparty $219,077
Definitions:
ETF - Exchange Traded Fund
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 197,569,705
Gross unrealized depreciation (16,800,340)
Net unrealized appreciation (depreciation) $ 180,769,365
Cost for federal income tax purposes $ 1,010,060,189

Global Stock Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
99
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 54,493,072 44,323,932 10,169,140 –
Consumer Discretionary 103,219,601 68,082,003 35,137,598 –
Consumer Staples 40,821,127 14,303,725 26,517,402 –
Energy 33,545,288 22,651,914 10,893,374 –
Financials 186,720,595 91,529,610 95,190,985 –
Health Care 128,457,076 86,020,342 42,436,734 –
Industrials 137,006,911 67,240,165 69,766,746 –
Information Technology 170,269,915 143,617,661 26,652,254 –
Materials 34,703,597 18,226,860 16,476,737 –
Real Estate 48,597,079 18,253,973 30,259,743 83,363
Utilities 10,647,447 4,908,807 5,738,640 –
Registered Investment Companies
Unaffiliated 24,628,340 24,628,340 – –
Short-Term Investments 29,064,971 – 29,064,971 –
Subtotal Investments in Securities $1,002,175,019 $603,787,332 $398,304,324 $83,363
Other Investments  * Total
Affiliated Short-Term Investments 181,119,086
Collateral Held for Securities Loaned 3,577,321
Subtotal Other Investments $184,696,407
Total Investments at Value $1,186,871,426
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 4,816,615 4,816,615 – –
Total Asset Derivatives $4,816,615 $4,816,615 $– $–
Liability Derivatives
Futures Contracts 858,487 858,487 – –
Total Liability Derivatives $858,487 $858,487 $– $–

Global Stock Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
100
Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Portfolio's futures contracts held as of December 31, 2019. Investments and/or cash totaling $20,066,859 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 661 March 2020 $ 104,259,447 $ 2,528,408
CME Euro Foreign Exchange Currency 694 March 2020 97,015,232 856,118
Eurex Euro STOXX 50 Index 2,336 March 2020 98,006,838 (400,556)
ICE US mini MSCI Emerging Markets Index 1,599 March 2020 88,148,127 1,411,863
Total Futures Long Contracts $ 387,429,644 $ 4,395,833
CME E-mini Russell 2000 Index (433) March 2020 ( $ 35,710,559) ( $ 457,931)
ICE mini MSCI EAFE Index (689) March 2020 (70,177,651) 20,226
Total Futures Short Contracts ( $ 105,888,210) ($437,705)
Total Futures Contracts $ 281,541,434 $3,958,128
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2019, for Global Stock Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to
Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 856,118
Total Foreign Exchange Contracts 856,118
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,960,497
Total Equity Contracts 3,960,497
Total Asset Derivatives $4,816,615
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 858,487
Total Equity Contracts 858,487
Total Liability Derivatives $858,487
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains /( losses) and Statement of Operations location, for the period ended December 31, 2019, for Global
Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 14,670,100
Total Equity Contracts
14,670,100
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (1,895,838)
Total Foreign Exchange Contracts (1,895,838)
Total $12,774,262

Global Stock Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
101
The following table summarizes the change in net unrealized appreciation /( depreciation) and Statement of Operations location, for the period ended
December 31, 2019, for Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 856,118
Total Foreign Exchange Contracts 856,118
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,509,573
Total Equity Contracts 1,509,573
Total $2,365,691
The following table presents Global Stock Portfolio's average volume of derivative activity during the period ended December 31, 2019.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $215,814,358
Futures - Short (89,171,603)
Foreign Exchange Contracts
Futures - Long 53,278,777
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $74,211 $512,506 $405,598 $181,119 18,112 15.3%
Total Affiliated Short-Term Investments 74,211 181,119 15.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,450 91,128 89,001 3,577 3,577 0.3
Total Collateral Held for Securities Loaned 1,450 3,577 0.3
Total Value $75,661 $184,696
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $– $– 1 $3,124
Total Income/Non Income Cash from Affiliated Investments $3,124
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 101
Total Affiliated Income from Securities Loaned, Net $101
Total Value $– $– $1

Government Bond Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
102
Principal
Amount Long-Term Fixed Income ( 99.2% ) Value
Asset-Backed Securities (2.5%)
Brazos Higher Education Authority,
Inc.
$ 244,991
2.790%,  (LIBOR 3M +
0.850%), 7/25/2029, Ser.
2011-2, Class A2
a
$ 245,559
Goodgreen
1,838,340
3.860%,  10/15/2054, Ser.
2019-1A, Class A
b
1,915,650
SBA Small Business Investment
Companies
1,779,340
3.548%,  9/10/2028, Ser.
2018-10B, Class 1 1,849,772
SLM Student Loan Trust
581,348
2.192%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
a
561,002
Total 4,571,983
Collateralized Mortgage Obligations (12.9%)
Federal Home Loan Mortgage
Corporation - REMIC
1,191,094
1.750%,  12/15/2042, Ser.
4141, Class KM 1,147,695
1,062,447
3.000%,  5/15/2045, Ser.
4631, Class PA 1,092,409
2,572,351
3.000%,  7/15/2046, Ser.
4750, Class PA 2,606,536
1,154,844
3.000%,  3/15/2047, Ser.
4734, Class JA 1,180,479
2,219,760
3.500%,  8/15/2047, Ser.
4860, Class CA 2,315,699
1,923,274
2.000%,  9/25/2049, Ser.
4906, Class KE 1,880,035
Federal National Mortgage
Association - REMIC
1,899,256
3.000%,  2/25/2040, Ser.
2018-13, Class EB 1,917,603
1,600,609
3.000%,  1/25/2043, Ser.
2013-114, Class AB 1,618,400
1,307,963
3.250%,  6/25/2043, Ser.
2013-60, Class PT 1,343,930
1,977,725
2.000%,  4/25/2045, Ser.
2015-22, Class EG 1,954,440
1,949,339
3.000%,  3/25/2046, Ser.
2016-66, Class PA 1,984,826
776,409
3.000%,  6/25/2046, Ser.
2017-58, Class P 797,673
1,335,636
3.500%,  12/25/2047, Ser.
2018-41, Class PB 1,355,881
GMAC Mortgage Corporation Loan
Trust
53,711
2.292%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
a,c
65,043
IndyMac Seconds Asset-Backed Trust
213,259
2.132%,  (LIBOR 1M +
0.340%), 10/25/2036, Ser.
2006-2B, Class A
a,c
117,405
Seasoned Credit Risk Transfer Trust
1,884,780
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
1,914,723
Principal
Amount Long-Term Fixed Income ( 99.2% ) Value
Collateralized Mortgage Obligations (12.9%) -
continued
Wachovia Asset Securitization, Inc.
$ 347,072
1.848%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
a,b,c
$ 326,249
Total 23,619,026
Commercial Mortgage-Backed Securities (6.3%)
Federal Home Loan Mortgage
Corporation Multifamily Structured
Pass Through Certificates
1,434,933
3.000%,  3/15/2045, Ser.
4741, Class GA 1,460,136
Federal National Mortgage
Association
2,000,000 3.830%,  10/1/2028 2,121,796
Federal National Mortgage
Association - ACES
1,289,707
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
a
1,302,416
1,500,000
3.346%,  3/25/2024, Ser.
2014-M4, Class A2
a
1,562,789
1,250,000
2.961%,  2/25/2027, Ser.
2017-M7, Class A2
a
1,296,598
2,000,000
3.555%,  9/25/2028, Ser.
2019-M1, Class A2
a
2,160,570
FRESB Multifamily Mortgage Pass-
Through Trust
1,639,017
2.950%,  8/25/2027, Ser.
2017-SB40, Class A10F
a,c
1,685,954
Total 11,590,259
Consumer Cyclical (0.7%)
California Institute of Technology
250,000 4.700%,  11/1/2111 304,235
Dartmouth College
125,000 3.760%,  6/1/2043 134,088
President and Fellows of Harvard
College
375,000 3.619%,  10/1/2037 403,143
Stanford Junior University
425,000 3.563%,  6/1/2044 458,488
Total 1,299,954
Energy (0.1%)
Petroleos Mexicanos
165,000 2.378%,  4/15/2025 166,664
Total 166,664
Financials (1.6%)
HSBC Bank Canada
750,000 3.300%,  11/28/2021
b
768,932
Oesterreichische Kontrollbank AG
2,000,000 2.875%,  9/7/2021 2,038,273
Preferred Term Securities XXIII, Ltd.
114,581
2.094%,  (LIBOR 3M +
0.200%), 12/22/2036
a,b
104,952
Total 2,912,157

Government Bond Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
103
Principal
Amount Long-Term Fixed Income ( 99.2% ) Value
Foreign Government (8.6%)
African Development Bank
$ 2,000,000 3.000%,  9/20/2023 $ 2,092,249
CPPIB Capital, Inc.
2,000,000 3.125%,  9/25/2023
b
2,091,306
Development Bank of Japan, Inc.
750,000 2.125%,  9/1/2022
b
752,699
European Investment Bank
2,000,000 2.500%,  3/15/2023 2,048,220
Export Development Canada
2,000,000 2.500%,  1/24/2023 2,046,992
Inter-American Development Bank
500,000 3.000%,  10/4/2023 522,930
Jordan Government International
Bond
500,000 2.503%,  10/30/2020 503,167
Kommunalbanken AS
2,000,000 2.500%,  1/11/2023
b
2,045,070
Province of British Columbia Canada
1,550,000 1.750%,  9/27/2024 1,543,783
Province of Ontario Canada
1,000,000 3.400%,  10/17/2023 1,056,792
Province of Quebec
400,000 7.500%,  7/15/2023 474,902
Sweden Government International
Bond
500,000 1.625%,  3/24/2020
b
499,820
Total 15,677,930
Mortgage-Backed Securities (25.3%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
2,224,672 3.000%,  8/1/2047 2,276,406
4,483,660 3.500%,  7/1/2049 4,606,935
Federal National Mortgage
Association
1,726,932 3.500%,  10/1/2048 1,789,250
1,950,000 3.500%,  8/1/2049 2,025,100
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
8,975,000 2.500%,  1/1/2035
d
9,050,829
8,850,000 3.000%,  1/1/2035
d
9,067,171
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
781 8.000%,  4/1/2030 926
14,130,000 3.000%,  1/1/2048
d
14,321,490
3,078,189 4.000%,  7/1/2048 3,208,254
Total 46,346,361
U.S. Government & Agencies (41.2%)
Federal Farm Credit Bank
400,000 2.210%,  8/1/2024 407,577
Federal Home Loan Bank
2,500,000 2.375%,  3/30/2020 2,504,767
2,500,000 2.500%,  2/13/2024 2,575,645
Federal National Mortgage
Association
500,000 5.960%,  9/11/2028 649,590
Tennessee Valley Authority
2,500,000 2.250%,  3/15/2020 2,503,108
Principal
Amount Long-Term Fixed Income ( 99.2% ) Value
U.S. Government & Agencies (41.2%) - continued
$ 1,625,000 5.250%,  9/15/2039 $ 2,228,003
U.S. Treasury Bonds
1,375,000 2.250%,  11/15/2027 1,412,275
300,000 5.500%,  8/15/2028 385,852
1,500,000 5.250%,  11/15/2028 1,908,532
8,000,000 2.625%,  2/15/2029 8,472,247
1,225,000 3.000%,  5/15/2042 1,361,139
4,525,000 2.500%,  5/15/2046 4,614,062
2,150,000 2.875%,  5/15/2049 2,367,119
U.S. Treasury Bonds, TIPS
2,086,440 0.500%,  1/15/2028 2,140,145
1,092,660 0.875%,  2/15/2047 1,170,525
U.S. Treasury Notes
2,500,000 1.375%,  2/15/2020 2,499,124
1,000,000 2.750%,  11/30/2020 1,009,815
600,000 1.875%,  12/15/2020 601,266
1,000,000 2.250%,  7/31/2021 1,009,887
5,095,000 1.125%,  8/31/2021 5,054,576
7,125,000 1.500%,  9/30/2021 7,112,355
1,500,000 1.875%,  7/31/2022 1,509,907
225,000 2.000%,  11/30/2022 227,414
500,000 2.750%,  7/31/2023 518,858
2,725,000 2.500%,  1/31/2024 2,812,426
250,000 2.125%,  7/31/2024 254,631
6,750,000 1.250%,  8/31/2024 6,614,693
6,850,000 2.250%,  11/15/2024 7,022,868
250,000 2.125%,  11/30/2024 254,862
1,350,000 2.875%,  7/31/2025 1,430,133
2,625,000 2.625%,  1/31/2026 2,750,521
Total 75,383,922
Total Long-Term Fixed Income
(cost $178,082,444) 181,568,256
Shares or
Principal
Amount Short-Term Investments ( 18.2% ) Value
Federal Farm Credit Discount Notes
500,000 1.540%, 1/14/2020
e
499,748
Federal Home Loan Bank Discount
Notes
300,000 1.525%, 1/16/2020
e,f
299,824
200,000 1.540%, 3/10/2020
e,f
199,411
Thrivent Core Short-Term Reserve
Fund
3,235,594 1.970% 32,355,936
Total Short-Term Investments (cost
$33,354,877) 33,354,919
Total Investments (cost
$211,437,321) 117.4% $214,923,175
Other Assets and Liabilities, Net
(17.4%) (31,780,361)
Total Net Assets 100.0% $183,142,814

Government Bond Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
104
a Denotes variable rate securities. The rate shown is as of
December 31, 2019. The rates of certain variable rate
securities are based on a published reference rate and spread;
these may vary by security and the reference rate and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of December 31, 2019, the value of these investments was $8,504,678 or 4.6% of total net assets.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or delayed
delivery basis.
e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
Definitions:
ACES - Alternative Credit Enhancement Securities
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 4,241,103
Gross unrealized depreciation (796,690)
Net unrealized appreciation (depreciation) $ 3,444,413
Cost for federal income tax purposes $ 211,159,887
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 4,571,983 – 4,571,983 –
Collateralized Mortgage Obligations 23,619,026 – 23,619,026 –
Commercial Mortgage-Backed Securities 11,590,259 – 11,590,259 –
Consumer Cyclical 1,299,954 – 1,299,954 –
Energy 166,664 – 166,664 –
Financials 2,912,157 – 2,912,157 –
Foreign Government 15,677,930 – 15,677,930 –
Mortgage-Backed Securities 46,346,361 – 46,346,361 –
U.S. Government & Agencies 75,383,922 – 75,383,922 –
Short-Term Investments 998,983 – 998,983 –
Subtotal Investments in Securities $182,567,239 $– $182,567,239 $–
Other Investments  * Total
Affiliated Short-Term Investments 32,355,936
Subtotal Other Investments $32,355,936
Total Investments at Value $214,923,175
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 169,263 169,263 – –
Total Asset Derivatives $169,263 $169,263 $– $–
Liability Derivatives
Futures Contracts 488,138 488,138 – –
Total Liability Derivatives $488,138 $488,138 $– $–

Government Bond Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
105
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table presents Government Bond Portfolio's futures contracts held as of December 31, 2019. Investments and/or cash totaling $499,235 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 35 March 2020 $ 7,548,623 ( $ 6,123)
CBOT U.S. Long Bond 43 March 2020 6,842,180 (138,211)
CME Ultra Long Term U.S. Treasury Bond 61 March 2020 11,424,835 (343,804)
Total Futures Long Contracts $ 25,815,638 ( $ 488,138)
CBOT 10-Yr. U.S. Treasury Note (31) March 2020 ( $ 4,016,096) $ 35,017
CBOT 5-Yr. U.S. Treasury Note (7) March 2020 (833,747) 3,482
Ultra 10-Yr. U.S. Treasury Note (78) March 2020 (11,105,608) 130,764
Total Futures Short Contracts ( $ 15,955,451) $169,263
Total Futures Contracts $ 9,860,187 ($318,875)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2019, for Government Bond Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to
Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 169,263
Total Interest Rate Contracts 169,263
Total Asset Derivatives $169,263
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 488,138
Total Interest Rate Contracts 488,138
Total Liability Derivatives $488,138
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2019, for
Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 10,055
Futures Net realized gains/(losses) on Futures contracts 640,625
Total Interest Rate Contracts
650,680
Total $650,680
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended
December 31, 2019, for Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (520,358)
Total Interest Rate Contracts (520,358)
Total ($520,358)

Government Bond Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
106
The following table presents Government Bond Portfolio's average volume of derivative activity during the period ended December 31, 2019.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $26,827,693
Futures - Short (10,157,599)
Written Options (238,717)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $48,960 $69,854 $86,458 $32,356 3,236 17.7%
Total Affiliated Short-Term Investments 48,960 32,356 17.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,045 2,315 4,360 – – –
Total Collateral Held for Securities Loaned 2,045 – –
Total Value $51,005 $32,356
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $– $– 0 $1,089
Total Income/Non Income Cash from Affiliated Investments $1,089
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $0

High Yield Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
107
Principal
Amount Bank Loans ( 5.3% ) Value
% of Net
Assets
Basic Materials (0.2%)
Other Securities
^
$ 1,550,028 0.2%
Total 1,550,028
Capital Goods (1.0%)
Navistar, Inc., Term Loan
$ 4,227,727 5.240%, (LIBOR 1M +
3.500%), 11/6/2024
a,b
4,210,098 0.5%
Other Securities
^
4,340,867 0.5%
Total 8,550,965
Communications Services (1.1%)
Frontier Communications
Corporation, Term Loan
4,168,125 5.550%, (LIBOR 1M +
3.750%), 6/15/2024
a,b
4,182,588 0.4%
Windstream Services, LLC, Term
Loan
6,355,000 9.750%, (PRIME +
5.000%), 3/30/2021
a,b,c
6,070,487 0.7%
Total 10,253,075
Consumer Cyclical (1.1%)
Other Securities
^
9,586,129 1.1%
Total 9,586,129
Consumer Non-Cyclical (0.8%)
Other Securities
^
6,707,638 0.8%
Total 6,707,638
Energy (0.2%)
Other Securities
^
2,188,738 0.2%
Total 2,188,738
Financials (0.9%)
Grizzly Finco , Term Loan
4,246,250 5.349%, (LIBOR 3M +
3.250%), 10/1/2025
a,b
4,248,033 0.5%
Other Securities
^
3,712,663 0.4%
Total 7,960,696
Total Bank Loans
(cost $46,831,619) 46,797,269
Principal
Amount
Long-Term Fixed Income
( 90.2% ) Value
% of Net
Assets
Basic Materials (5.8%)
Cleveland-Cliffs, Inc.
4,255,000 5.750%, 3/1/2025 4,199,153 0.5%
Other Securities
^
47,701,103 5.3%
Total 51,900,256
Principal
Amount
Long-Term Fixed Income
( 90.2% ) Value
% of Net
Assets
Capital Goods (10.0%)
Ardagh Packaging Finance plc
$ 5,295,000 5.250%, 8/15/2027
d
$ 5,573,093 0.6%
Berry Plastics Corporation
4,260,000 5.125%, 7/15/2023 4,371,825 0.5%
Bombardier, Inc.
4,790,000 7.875%, 4/15/2027
d
4,927,712 0.6%
Cemex SAB de CV
5,500,000 5.450%, 11/19/2029
d
5,747,500 0.6%
H&E Equipment Services, Inc.
4,971,000 5.625%, 9/1/2025 5,207,123 0.6%
United Rentals North America,
Inc.
4,240,000 5.875%, 9/15/2026 4,548,460 0.5%
Other Securities
^
58,090,879 6.6%
Total 88,466,592
Communications Services (15.5%)
Altice Luxembourg SA
2,660,000 10.500%, 5/15/2027
d
3,032,533 0.4%
CCO Holdings, LLC
11,070,000 4.750% - 5.875%,
4/1/2024 - 3/1/2030
d
11,505,993 1.3%
CCOH Safari, LLC
5,455,000 5.750%, 2/15/2026
d
5,755,134 0.7%
CSC Holdings, LLC
5,590,000 6.500%, 2/1/2029
d
6,232,850 0.7%
Embarq Corporation
5,325,000 7.995%, 6/1/2036 5,631,187 0.6%
Intelsat Jackson Holdings SA
8,570,000 5.500%, 8/1/2023 7,361,973 0.8%
Level 3 Financing, Inc.
5,510,000 5.375%, 5/1/2025 5,702,850 0.7%
1,700,000 5.250%, 3/15/2026 1,768,000 0.2%
Neptune Finco Corporation
4,733,000 10.875%, 10/15/2025
d
5,289,127 0.6%
SFR Group SA
2,650,000 7.375%, 5/1/2026
d
2,845,146 0.3%
Sprint Capital Corporation
1,060,000 6.875%, 11/15/2028 1,142,150 0.1%
Sprint Communications, Inc.
5,130,000 6.000%, 11/15/2022 5,380,088 0.6%
Sprint Corporation
8,240,000 7.625%, 2/15/2025 9,042,164 1.0%
Other Securities
^
67,411,901 7.5%
Total 138,101,096
Consumer Cyclical (13.4%)
Cinemark USA, Inc.
4,475,000 4.875%, 6/1/2023 4,547,719 0.5%
Dana Financing Luxembourg
SARL
3,925,000 6.500%, 6/1/2026
d
4,194,844 0.5%
Hanesbrands, Inc.
4,145,000 4.875%, 5/15/2026
d
4,388,519 0.5%
Prime Security Services
Borrower, LLC
4,770,000 5.750%, 4/15/2026
d
5,184,418 0.6%

High Yield Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
108
Principal
Amount
Long-Term Fixed Income
( 90.2% ) Value
% of Net
Assets
Consumer Cyclical (13.4%) - continued
ServiceMaster Company, LLC
$ 4,260,000 5.125%, 11/15/2024
d
$ 4,419,750 0.5%
Viking Cruises, Ltd.
4,765,000 5.875%, 9/15/2027
d
5,092,594 0.6%
Other Securities
^
91,443,334 10.2%
Total 119,271,178
Consumer Non-Cyclical (12.9%)
Albertson's Companies, LLC
4,410,000 5.875%, 2/15/2028
d
4,685,625 0.5%
4,590,000 4.625% - 7.500%,
3/15/2026 - 1/15/2027
d
4,913,534 0.5%
Bausch Health Companies, Inc.
6,165,000 5.000% - 7.250%,
1/30/2028 - 1/30/2030
d
6,581,059 0.7%
Centene Corporation
6,330,000 4.250% - 5.375%,
6/1/2026 - 12/15/2029
d
6,657,767 0.7%
Centene Escrow Corporation
4,440,000 6.125%, 2/15/2024 4,606,500 0.5%
Energizer Holdings, Inc.
4,240,000 5.500%, 6/15/2025
d
4,399,000 0.5%
HCA, Inc.
8,900,000 4.750% - 5.875%,
5/1/2023 - 2/1/2029 9,841,385 1.2%
JBS USA, LLC
4,655,000 6.500%, 4/15/2029
d
5,173,008 0.6%
6,340,000 5.500% - 5.750%,
6/15/2025 - 1/15/2030
d
6,683,110 0.8%
Pilgrim's Pride Corporation
3,215,000 5.750%, 3/15/2025
d
3,323,120 0.4%
Spectrum Brands, Inc.
4,280,000 5.750%, 7/15/2025 4,467,336 0.5%
Tenet Healthcare Corporation
7,930,000 4.875%, 1/1/2026
d
8,305,882 0.9%
4,240,000 5.125%, 11/1/2027
d
4,478,500 0.5%
Valeant Pharmaceuticals
International, Inc.
2,680,000 8.500%, 1/31/2027
d
3,051,984 0.3%
VRX Escrow Corporation
5,295,000 6.125%, 4/15/2025
d
5,470,953 0.6%
Other Securities
^
32,494,040 3.7%
Total 115,132,803
Energy (11.8%)
Boardwalk Pipelines, LP
3,695,000 5.950%, 6/1/2026 4,151,186 0.4%
Centennial Resource
Production, LLC
5,085,000 5.375%, 1/15/2026
d
4,996,012 0.6%
Cheniere Energy Partners, LP
5,785,000 4.500%, 10/1/2029
d
5,944,666 0.7%
3,875,000 5.625%, 10/1/2026 4,097,812 0.4%
Enagas SA
4,285,000 5.500%, 1/15/2028
d
4,199,300 0.5%
Targa Resources Partners, LP
4,275,000 5.125%, 2/1/2025 4,435,313 0.5%
Principal
Amount
Long-Term Fixed Income
( 90.2% ) Value
% of Net
Assets
Energy (11.8%) - continued
Other Securities
^
$ 77,211,201 8.7%
Total 105,035,490
Financials (9.5%)
Ally Financial, Inc.
4,000,000 5.750%, 11/20/2025 4,475,000 0.5%
Avolon Holdings Funding, Ltd.
3,740,000 5.125% - 5.500%,
1/15/2023 - 10/1/2023
d
4,031,486 0.4%
Credit Acceptance Corporation
4,220,000 6.625%, 3/15/2026
d
4,562,875 0.5%
Drawbridge Special
Opportunities Fund, LP
3,785,000 5.000%, 8/1/2021
d
3,842,695 0.4%
Global Aircraft Leasing
Company, Ltd.
5,820,000 6.500%, 9/15/2024
d,e
6,072,879 0.7%
Icahn Enterprises, LP
5,310,000 6.250%, 5/15/2026 5,655,150 0.6%
5,805,000 4.750% - 5.250%,
9/15/2024 - 5/15/2027
d
5,949,273 0.7%
Park Aerospace Holdings, Ltd.
4,285,000 4.500%, 3/15/2023
d
4,486,395 0.5%
3,600,000 5.250% - 5.500%,
8/15/2022 - 2/15/2024
d
3,900,297 0.4%
Synchrony Financial
4,280,000 3.950%, 12/1/2027 4,493,290 0.5%
Other Securities
^
37,398,249 4.3%
Total 84,867,589
Technology (4.6%)
CommScope Technologies
Finance, LLC
4,775,000 6.000%, 6/15/2025
d
4,780,396 0.5%
Diamond Finance Corporation
4,795,000 7.125%, 6/15/2024
d
5,058,725 0.6%
Inception Merger Sub, Inc.
5,265,000 8.625%, 11/15/2024
d,f
5,146,538 0.6%
NCR Corporation
4,240,000 5.750%, 9/1/2027
d
4,515,600 0.5%
Other Securities
^
21,379,180 2.4%
Total 40,880,439
Transportation (2.5%)
Hertz Corporation
5,270,000 6.000%, 1/15/2028
d
5,270,000 0.6%
Other Securities
^
17,076,021 1.9%
Total 22,346,021
Utilities (4.2%)
NextEra Energy Operating
Partners, LP
5,290,000 3.875%, 10/15/2026
d
5,309,838 0.6%

High Yield Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
109
High Yield Portfolio held restricted securities as of December 31,
2019. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the
Securities Act of 1933. As of December 31, 2019, the value of these investments was $2,437,715 or 0.3% of total net assets.
Principal
Amount
Long-Term Fixed Income
( 90.2% ) Value
% of Net
Assets
Utilities (4.2%) - continued
Other Securities
^
$ 31,771,025 3.6%
Total 37,080,863
Total Long-Term Fixed Income
(cost $787,111,787)
803,082,327
Shares
Collateral Held for Securities
Loaned ( 1.8% ) Value
% of Net
Assets
16,376,731 Thrivent Cash Management
Trust 16,376,731 1.8%
Total Collateral Held for
Securities Loaned
(cost $16,376,731) 16,376,731
Shares Preferred Stock ( 0.3% ) Value
% of Net
Assets
Financials (0.3%)
Other Securities
^
3,058,325 0.3%
Total 3,058,325
Total Preferred Stock
(cost $2,849,652) 3,058,325
Shares Common Stock ( 0.1% ) Value
% of Net
Assets
Industrials (<0.1%)
Other Securities
^
81,230 <0.1%
Total 81,230
Materials (0.1%)
Other Securities
^
633,456 0.1%
Total 633,456
Total Common Stock
(cost $1,017,613) 714,686
Shares Short-Term Investments ( 3.2% ) Value
% of Net
Assets
Thrivent Core Short-Term
Reserve Fund
2,848,995 1.970% 28,489,953 3.2%
Total Short-Term Investments
(cost $28,489,953) 28,489,953
Total Investments (cost
$882,677,355) 100.9% $898,519,291
Other Assets and Liabilities,
Net (0.9%) (8,420,159)
Total Net Assets 100.0% $890,099,132
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2019. The rates of certain variable rate
securities are based on a published reference rate and spread;
these may vary by security and the reference rate and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
d Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of December 31, 2019, the value of these investments was $534,825,954 or 60.1% of
total net assets.
e Denotes payment-in-kind security.  The security may pay an interest or dividend payment with additional fixed income
or equity securities in lieu of, or in addition to a cash
payment.  The cash rate and/or payment-in-kind rate shown are as of December 31, 2019.
f All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
December 31, 2019:
Securities Lending Transactions
Long-Term Fixed Income $ 15,336,710
Common Stock 400,728
Total lending $15,737,438
Gross amount payable upon return of
collateral for securities loaned $16,376,731
Net amounts due to counterparty $639,293
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 32,820,017
Gross unrealized depreciation (17,452,205)
Net unrealized appreciation (depreciation) $ 15,367,812
Cost for federal income tax purposes $ 883,151,479

High Yield Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
110
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,550,028 – 1,550,028 –
Capital Goods 8,550,965 – 8,550,965 –
Communications Services 10,253,075 – 10,253,075 –
Consumer Cyclical 9,586,129 – 9,586,129 –
Consumer Non-Cyclical 6,707,638 – 6,707,638 –
Energy 2,188,738 – 2,188,738 –
Financials 7,960,696 – 7,960,696 –
Long-Term Fixed Income
Basic Materials 51,900,256 – 51,900,256 –
Capital Goods 88,466,592 – 88,466,592 –
Communications Services 138,101,096 – 138,084,943 16,153
Consumer Cyclical 119,271,178 – 119,271,178 –
Consumer Non-Cyclical 115,132,803 – 115,132,803 –
Energy 105,035,490 – 105,035,490 –
Financials 84,867,589 – 84,867,589 –
Technology 40,880,439 – 40,880,439 –
Transportation 22,346,021 – 22,346,021 –
Utilities 37,080,863 – 37,080,863 –
Preferred Stock
Financials 3,058,325 3,058,325 – –
Common Stock
Industrials 81,230 – 81,230 –
Materials 633,456 633,456 – –
Subtotal Investments in Securities $853,652,607 $3,691,781 $849,944,673 $16,153
Other Investments  * Total
Affiliated Short-Term Investments 28,489,953
Collateral Held for Securities Loaned 16,376,731
Subtotal Other Investments $44,866,684
Total Investments at Value $898,519,291
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2019, for High
Yield Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 143,865
Total Credit Contracts
143,865
Total $143,865
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended
December 31, 2019, for High Yield Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 162,606
Total Credit Contracts 162,606
Total $162,606
The following table presents High Yield Portfolio's average volume of derivative activity during the period ended December 31, 2019.

High Yield Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
111
Derivative Risk Category Average Notional Value
Credit Contracts
Credit Default Swaps - Buy Protection ($195,186)
Credit Default Swaps - Sell Protection 99,254
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $41,060 $248,492 $261,062 $28,490 2,849 3.2%
Total Affiliated Short-Term Investments 41,060 28,490 3.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 48,896 127,361 159,880 16,377 16,377 1.8
Total Collateral Held for Securities Loaned 48,896 16,377 1.8
Total Value $89,956 $44,867
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $– $– 0 $905
Total Income/Non Income Cash from Affiliated Investments $905
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 341
Total Affiliated Income from Securities Loaned, Net $341
Total Value $– $– $0

Income Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
112
Principal
Amount Bank Loans ( 1.1% ) Value
% of Net
Assets
Basic Materials (<0.1%)
Other Securities
^
$ 581,400 <0.1%
Total 581,400
Capital Goods (0.1%)
Other Securities
^
1,742,247 0.1%
Total 1,742,247
Communications Services (0.3%)
Other Securities
^
4,347,746 0.3%
Total 4,347,746
Consumer Cyclical (0.2%)
Other Securities
^
3,004,267 0.2%
Total 3,004,267
Consumer Non-Cyclical (0.2%)
Other Securities
^
3,886,820 0.2%
Total 3,886,820
Energy (0.1%)
Other Securities
^
977,875 0.1%
Total 977,875
Financials (0.1%)
Other Securities
^
2,561,784 0.1%
Total 2,561,784
Technology (0.1%)
Other Securities
^
1,009,964 0.1%
Total 1,009,964
Total Bank Loans
(cost $18,259,112) 18,112,103
Principal
Amount
Long-Term Fixed Income
( 93.3% ) Value
% of Net
Assets
Asset-Backed Securities (1.1%)
Other Securities
^
17,781,455 1.1%
Total 17,781,455
Basic Materials (2.4%)
Other Securities
^
40,296,520 2.4%
Total 40,296,520
Capital Goods (3.0%)
General Electric Capital
Corporation
$ 3,200,000 2.894%, (LIBOR 3M +
1.000%), 3/15/2023
a
3,211,443 0.2%
General Electric Company
5,200,000 5.000%, 1/21/2021
a,b
5,093,192 0.3%
Principal
Amount
Long-Term Fixed Income
( 93.3% ) Value
% of Net
Assets
Capital Goods (3.0%) - continued
United Technologies Corporation
$ 3,850,000 4.625%, 11/16/2048 $ 4,809,196 0.3%
Other Securities
^
37,397,453 2.2%
Total 50,511,284
Collateralized Mortgage Obligations (0.1%)
Countrywide Alternative Loan
Trust
1,143,373 6.000%, 1/25/2037, Ser.
2006-39CB, Class 1A16 1,148,897 0.1%
Other Securities
^
887,394 <0.1%
Total 2,036,291
Commercial Mortgage-Backed Securities
(0.1%)
Federal National Mortgage
Association
1,406,756 4.500%, 5/1/2048 1,483,035 0.1%
Total 1,483,035
Communications Services (7.3%)
AT&T, Inc.
5,120,000 4.250%, 3/1/2027 5,617,679 0.3%
4,500,000 4.550%, 3/9/2049 4,982,472 0.3%
13,463,000 3.400% - 4.500%,
4/1/2024 - 3/9/2048 14,629,232 0.9%
3,850,000 3.067%, (LIBOR 3M +
1.180%), 6/12/2024
a
3,916,804 0.2%
CCO Holdings, LLC
1,280,000 4.750% - 5.500%,
5/1/2026 - 3/1/2030
c
1,327,219 0.1%
Charter Communications
Operating, LLC
4,500,000 4.800%, 3/1/2050 4,728,763 0.3%
5,775,000 4.908% - 6.484%,
7/23/2025 - 10/23/2045 6,719,022 0.4%
Time Warner Cable, Inc.
3,800,000 4.125%, 2/15/2021 3,860,812 0.2%
Time Warner Entertainment
Company, LP
1,720,000 8.375%, 3/15/2023 2,029,255 0.1%
Other Securities
^
73,974,466 4.5%
Total 121,785,724
Consumer Cyclical (4.7%)
Amazon.com, Inc.
4,480,000 4.050%, 8/22/2047 5,255,133 0.3%
Ford Motor Credit Company, LLC
16,675,000 2.979% - 5.596%,
4/5/2021 - 1/8/2026 17,002,324 1.1%
General Motors Company
4,500,000 5.000%, 10/1/2028 4,896,322 0.3%
1,230,000 5.000%, 4/1/2035 1,268,927 0.1%
3,200,000 2.791%, (LIBOR 3M +
0.900%), 9/10/2021
a
3,200,934 0.2%

Income Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
113
Principal
Amount
Long-Term Fixed Income
( 93.3% ) Value
% of Net
Assets
Consumer Cyclical (4.7%) - continued
General Motors Financial
Company, Inc.
$ 5,610,000 3.450% - 4.000%,
4/10/2022 - 1/15/2025 $ 5,806,475 0.4%
Other Securities
^
40,041,492 2.3%
Total 77,471,607
Consumer Non-Cyclical (10.6%)
Altria Group, Inc.
5,150,000 5.800%, 2/14/2039 6,046,189 0.4%
Anheuser-Busch Companies,
LLC
3,210,000 4.700%, 2/1/2036 3,702,259 0.2%
Anheuser-Busch InBev
Worldwide, Inc.
12,775,000 4.000% - 5.550%,
4/13/2028 - 1/23/2049 14,836,811 1.0%
CVS Health Corporation
8,390,000 5.050%, 3/25/2048 9,912,627 0.6%
6,645,000 3.875% - 4.750%,
12/1/2022 - 7/20/2025 7,103,100 0.4%
HCA, Inc.
4,500,000 5.125%, 6/15/2039 4,966,285 0.3%
Smithfield Foods, Inc.
7,500,000 2.650%, 10/3/2021
c
7,454,608 0.4%
Other Securities
^
122,918,981 7.3%
Total 176,940,860
Energy (8.1%)
Energy Transfer Operating, LP
3,200,000 6.000%, 6/15/2048 3,723,689 0.2%
Energy Transfer Partners, LP
4,480,000 4.200%, 4/15/2027 4,686,741 0.3%
Marathon Petroleum
Corporation
5,780,000 4.750% - 6.500%,
12/15/2023 - 3/1/2041 6,952,699 0.4%
MPLX, LP
10,270,000 3.500% - 5.200%,
12/1/2022 - 3/1/2047 11,039,839 0.7%
Regency Energy Partners, LP
4,140,000 5.000%, 10/1/2022 4,389,444 0.3%
Sunoco Logistics Partners
Operations, LP
7,700,000 3.450% - 4.000%,
1/15/2023 - 10/1/2027 7,903,144 0.5%
Other Securities
^
95,816,588 5.7%
Total 134,512,144
Financials (24.6%)
Bank of America Corporation
11,050,000 3.875% - 4.200%,
7/24/2023 - 8/1/2025 11,812,081 0.8%
3,970,000 3.194%, 7/23/2030
a
4,101,285 0.2%
3,649,000 3.004%, 12/20/2023
a
3,736,936 0.2%
3,200,000 3.705%, 4/24/2028
a
3,417,907 0.2%
3,200,000 3.093%, 10/1/2025
a
3,301,257 0.2%
2,860,000 6.500%, 10/23/2024
a,b
3,246,100 0.2%
Principal
Amount
Long-Term Fixed Income
( 93.3% ) Value
% of Net
Assets
Financials (24.6%) - continued
$ 2,550,000 4.271%, 7/23/2029
a
$ 2,830,711 0.2%
1,900,000 3.499%, 5/17/2022
a
1,937,749 0.1%
Citigroup, Inc.
4,370,000 4.400%, 6/10/2025 4,745,926 0.3%
10,255,000 3.700% - 5.500%,
9/13/2025 - 7/23/2048 11,729,987 0.7%
3,600,000 3.352%, 4/24/2025
a
3,744,038 0.2%
2,560,000 3.337%, (LIBOR 3M +
1.430%), 9/1/2023
a
2,614,335 0.2%
1,900,000 3.142%, 1/24/2023
a
1,938,669 0.1%
Danske Bank AS
5,600,000 5.000%, 1/12/2022
c
5,877,869 0.3%
Deutsche Bank AG
5,200,000 3.961%, 11/26/2025
a
5,310,823 0.3%
Five Corners Funding Trust
5,110,000 4.419%, 11/15/2023
c
5,543,947 0.3%
GE Capital International Funding
Company
7,200,000 4.418%, 11/15/2035 7,666,386 0.5%
Goldman Sachs Group, Inc.
4,450,000 3.850%, 7/8/2024 4,702,796 0.3%
11,000,000 3.500% - 5.150%,
3/3/2024 - 5/22/2045 12,333,308 0.8%
3,200,000 4.950%, 2/10/2025
a,b
3,315,200 0.2%
2,100,000 2.876%, 10/31/2022
a
2,129,320 0.1%
1,920,000 2.908%, 6/5/2023
a
1,950,985 0.1%
ING Groep NV
4,500,000 4.100%, 10/2/2023 4,784,072 0.3%
J.P. Morgan Chase & Company
17,930,000 2.295% - 5.500%,
8/15/2021 - 10/15/2040 19,736,659 1.1%
3,200,000 5.000%, 8/1/2024
a,b
3,328,000 0.2%
3,190,000 3.166%, (LIBOR 3M +
1.230%), 10/24/2023
a
3,244,252 0.2%
2,600,000 3.882%, 7/24/2038
a
2,871,023 0.2%
1,270,000 6.750%, 2/1/2024
a,b
1,434,148 0.1%
Kimco Realty Corporation
5,100,000 3.300%, 2/1/2025 5,303,970 0.3%
Morgan Stanley
10,435,000 3.125% - 4.875%,
11/1/2022 - 1/27/2045 11,360,019 0.7%
3,190,000 3.336%, (LIBOR 3M +
1.400%), 10/24/2023
a
3,258,859 0.2%
2,000,000 2.720%, 7/22/2025
a
2,024,220 0.1%
Other Securities
^
244,604,999 14.7%
Total 409,937,836
Foreign Government (0.8%)
Other Securities
^
13,162,580 0.8%
Total 13,162,580
Mortgage-Backed Securities (7.7%)
Federal Home Loan Mortgage
Corporation Conventional 30-
Yr. Pass Through
6,327,955 3.000%, 8/1/2047 6,475,111 0.4%
Federal National Mortgage
Association
5,302,412 3.500%, 10/1/2048 5,493,753 0.3%
6,100,000 3.500%, 8/1/2049 6,334,929 0.4%

Income Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
114
Principal
Amount
Long-Term Fixed Income
( 93.3% ) Value
% of Net
Assets
Mortgage-Backed Securities (7.7%) - continued
Federal National Mortgage
Association Conventional 15-
Yr. Pass Through
$ 8,500,000 2.500%, 1/1/2035
d
$ 8,571,815 0.5%
14,295,000 3.000%, 1/1/2035
d
14,645,786 0.9%
Federal National Mortgage
Association Conventional 30-
Yr. Pass Through
40,200,000 3.000%, 1/1/2048
d
40,744,792 2.5%
5,762,656 4.000%, 7/1/2048 6,006,150 0.4%
26,000,000 3.500%, 1/1/2049
d
26,731,914 1.6%
8,709,880 3.500%, 8/1/2049 8,951,563 0.5%
Other Securities
^
3,529,818 0.2%
Total 127,485,631
Technology (3.9%)
Apple, Inc.
4,450,000 3.250%, 2/23/2026 4,708,382 0.3%
Diamond 1 Finance Corporation
9,925,000 6.020%, 6/15/2026
c
11,414,969 0.7%
Other Securities
^
49,600,569 2.9%
Total 65,723,920
Transportation (1.8%)
Boeing Company
5,200,000 3.600%, 5/1/2034 5,561,322 0.3%
Other Securities
^
25,217,329 1.5%
Total 30,778,651
U.S. Government & Agencies (8.7%)
U.S. Treasury Bonds
5,150,000 2.250%, 11/15/2027 5,289,611 0.3%
9,500,000 2.750%, 2/15/2028 10,115,175 0.6%
7,750,000 2.875%, 5/15/2028 8,336,309 0.5%
8,000,000 2.375%, 5/15/2029 8,308,605 0.5%
14,000,000 1.625%, 8/15/2029 13,627,897 0.8%
19,000,000 1.750%, 11/15/2029 18,698,301 1.1%
9,400,000 3.000%, 2/15/2049 10,592,281 0.7%
4,500,000 2.875%, 5/15/2049 4,954,435 0.3%
32,250,000 2.250%, 8/15/2049 31,247,225 1.9%
6,400,000 2.375%, 11/15/2049 6,371,239 0.4%
U.S. Treasury Notes
6,500,000 2.375%, 2/29/2024 6,679,756 0.4%
20,000,000 2.250%, 4/30/2024 20,463,467 1.2%
Total 144,684,301
Utilities (8.4%)
Consolidated Edison Company
of New York, Inc.
4,750,000 4.125%, 5/15/2049 5,379,993 0.3%
Edison International
9,000,000 5.750%, 6/15/2027
e
10,094,391 0.6%
FirstEnergy Corporation
4,480,000 3.900%, 7/15/2027 4,786,715 0.3%
ITC Holdings Corporation
5,080,000 4.050%, 7/1/2023 5,330,097 0.3%
Principal
Amount
Long-Term Fixed Income
( 93.3% ) Value
% of Net
Assets
Utilities (8.4%) - continued
Southern Company
$ 7,630,000 3.250%, 7/1/2026 $ 7,940,743 0.5%
Other Securities
^
106,541,838 6.4%
Total 140,073,777
Total Long-Term Fixed Income
(cost $1,470,637,519) 1,554,665,616
Shares
Registered Investment
Companies ( 0.8% ) Value
% of Net
Assets
Unaffiliated  (0.8%)
65,000 iShares iBoxx $ Investment
Grade Corporate Bond ETF 8,317,400 0.5%
60,000 Vanguard Short-Term Corporate
Bond ETF 4,861,800 0.3%
Total 13,179,200
Total Registered Investment
Companies (cost $12,084,546) 13,179,200
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
% of Net
Assets
7,424,975 Thrivent Cash Management
Trust 7,424,975 0.5%
Total Collateral Held for
Securities Loaned
(cost $7,424,975) 7,424,975
Shares Preferred Stock ( 0.1% ) Value
% of Net
Assets
Financials (0.1%)
Other Securities
^
2,362,500 0.1%
Total 2,362,500
Total Preferred Stock
(cost $2,250,000) 2,362,500
Shares Common Stock ( <0.1% ) Value
% of Net
Assets
Financials (<0.1%)
Other Securities
^
0 <0.1%
Total 0
Total Common Stock
(cost $–) 0
Shares or
Principal
Amount Short-Term Investments ( 9.3% ) Value
% of Net
Assets
Thrivent Core Short-Term
Reserve Fund
15,368,175 1.970% 153,681,752 9.2%

Income Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
115
Shares or
Principal
Amount Short-Term Investments ( 9.3% ) Value
% of Net
Assets
Other Securities
^
$ 698,908 0.1%
Total Short-Term Investments
(cost $154,380,616) 154,380,660
Total Investments (cost
$1,665,036,768) 105.1% $1,750,125,054
Other Assets and Liabilities,
Net (5.1%) (84,324,820)
Total Net Assets 100.0% $1,665,800,234
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a Denotes variable rate securities. The rate shown is as of
December 31, 2019. The rates of certain variable rate
securities are based on a published reference rate and spread;
these may vary by security and the reference rate and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
b Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of December 31, 2019, the value of these investments was $242,590,049 or 14.6% of
total net assets.
d Denotes investments purchased on a when-issued or delayed
delivery basis.
e All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
December 31, 2019:
Securities Lending Transactions
Long-Term Fixed Income $ 7,226,283
Total lending $7,226,283
Gross amount payable upon return of
collateral for securities loaned $7,424,975
Net amounts due to counterparty $198,692
Definitions:
ETF - Exchange Traded Fund
Ser. - Series
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 86,256,946
Gross unrealized depreciation (2,844,714)
Net unrealized appreciation (depreciation) $ 83,412,232
Cost for federal income tax purposes $ 1,666,050,695

Income Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
116
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 581,400 – 581,400 –
Capital Goods 1,742,247 – 1,742,247 –
Communications Services 4,347,746 – 4,013,193 334,553
Consumer Cyclical 3,004,267 – 3,004,267 –
Consumer Non-Cyclical 3,886,820 – 3,886,820 –
Energy 977,875 – 977,875 –
Financials 2,561,784 – 2,561,784 –
Technology 1,009,964 – 1,009,964 –
Long-Term Fixed Income
Asset-Backed Securities 17,781,455 – 17,781,455 –
Basic Materials 40,296,520 – 40,296,520 –
Capital Goods 50,511,284 – 50,511,284 –
Collateralized Mortgage Obligations 2,036,291 – 2,036,291 –
Commercial Mortgage-Backed Securities 1,483,035 – 1,483,035 –
Communications Services 121,785,724 – 121,785,724 –
Consumer Cyclical 77,471,607 – 77,471,607 –
Consumer Non-Cyclical 176,940,860 – 176,940,860 –
Energy 134,512,144 – 134,512,144 –
Financials^ 409,937,836 – 409,937,836 0
Foreign Government 13,162,580 – 13,162,580 –
Mortgage-Backed Securities 127,485,631 – 127,485,631 –
Technology 65,723,920 – 65,723,920 –
Transportation 30,778,651 – 30,778,651 –
U.S. Government & Agencies 144,684,301 – 144,684,301 –
Utilities 140,073,777 – 140,073,777 –
Registered Investment Companies
Unaffiliated 13,179,200 13,179,200 – –
Preferred Stock
Financials 2,362,500 – 2,362,500 –
Common Stock
Financials^ 0 – – 0
Short-Term Investments 698,908 – 698,908 –
Subtotal Investments in Securities $1,589,018,327 $13,179,200 $1,575,504,574 $334,553
Other Investments  * Total
Affiliated Short-Term Investments 153,681,752
Collateral Held for Securities Loaned 7,424,975
Subtotal Other Investments $161,106,727
Total Investments at Value $1,750,125,054
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 662,127 662,127 – –
Total Liability Derivatives $662,127 $662,127 $– $–
^ Level 3 security in this section is fair valued at <$1.

Income Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
117
Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Portfolio's futures contracts held as of December 31, 2019. Investments and/or cash totaling $698,908 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 206 March 2020 $ 32,778,815 ( $ 662,127)
Total Futures Long Contracts $ 32,778,815 ( $ 662,127)
Total Futures Contracts $ 32,778,815 ($662,127)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2019, for Income Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to
Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 662,127
Total Interest Rate Contracts 662,127
Total Liability Derivatives $662,127
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2019, for Income
Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 29,681
Futures Net realized gains/(losses) on Futures contracts 1,431,258
Total Interest Rate Contracts
1,460,939
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 14,818
Total Credit Contracts
14,818
Total $1,475,757
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended
December 31, 2019, for Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 97,700
Total Interest Rate Contracts 97,700
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 236,518
Total Credit Contracts 236,518
Total $334,218

Income Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
118
The following table presents Income Portfolio's average volume of derivative activity during the period ended December 31, 2019.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $31,718,779
Futures - Short (47,437,600)
Written Options (704,676)
Credit Contracts
Credit Default Swaps - Buy Protection (27,848)
Credit Default Swaps - Sell Protection 28,618
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $102,835 $498,205 $447,358 $153,682 15,368 9.2%
Total Affiliated Short-Term Investments 102,835 153,682 9.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 13,566 101,118 107,259 7,425 7,425 0.5
Total Collateral Held for Securities Loaned 13,566 7,425 0.5
Total Value $116,401 $161,107
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $– $– 1 $3,527
Total Income/Non Income Cash from Affiliated Investments $3,527
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 38
Total Affiliated Income from Securities Loaned, Net $38
Total Value $– $– $1

International Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
119
Shares Common Stock ( 85.2% ) Value
% of Net
Assets
Australia (3.7%)
87,512 CSL, Ltd. $ 16,966,996 0.9%
Other Securities
^
53,791,562 2.8%
Total 70,758,558
Austria (0.1%)
Other Securities
^
2,559,244 0.1%
Total 2,559,244
Belgium (0.4%)
Other Securities
^
7,507,462 0.4%
Total 7,507,462
Bermuda (0.1%)
Other Securities
^
2,743,459 0.1%
Total 2,743,459
Brazil (0.8%)
Other Securities
^
14,927,098 0.8%
Total 14,927,098
Canada (5.8%)
185,090 CGI, Inc.
a
15,489,377 0.8%
969,971 CI Financial Corporation 16,216,603 0.8%
223,685 Granite REIT 11,365,551 0.6%
254,389 Laurentian Bank of Canada
b
8,703,942 0.5%
274,714 Toronto-Dominion Bank 15,407,509 0.8%
Other Securities
^
43,346,709 2.3%
Total 110,529,691
Cayman Islands (1.1%)
216,524 Tencent Holdings, Ltd. 10,431,295 0.5%
Other Securities
^
11,566,399 0.6%
Total 21,997,694
Chile (0.1%)
Other Securities
^
1,509,952 0.1%
Total 1,509,952
China (2.0%)
61,887 Alibaba Group Holding, Ltd. ADR
a
13,126,233 0.7%
Other Securities
^
25,384,040 1.3%
Total 38,510,273
Colombia (<0.1%)
Other Securities
^
166,233 <0.1%
Total 166,233
Denmark (2.0%)
80,173 DSV AS 9,240,200 0.5%
282,580 Novo Nordisk AS 16,375,181 0.8%
Other Securities
^
13,030,450 0.7%
Total 38,645,831
Egypt (<0.1%)
Other Securities
^
248,961 <0.1%
Total 248,961
Shares Common Stock ( 85.2% ) Value
% of Net
Assets
Finland (0.7%)
286,903 UPM- Kymmene Oyj $ 9,954,000 0.5%
Other Securities
^
4,428,928 0.2%
Total 14,382,928
France (4.4%)
13,307 Kering SA 8,768,223 0.5%
226,498 Klepierre SA 8,616,915 0.5%
188,226 Legrand SA 15,336,777 0.8%
26,251 LVMH Moet Hennessy Louis
Vuitton SE 12,231,811 0.6%
163,528 Schneider Electric SE 16,800,898 0.9%
Other Securities
^
23,334,760 1.1%
Total 85,089,384
Germany (4.3%)
103,123 Allianz SE 25,268,113 1.3%
72,129 Deutsche Boerse AG 11,310,789 0.6%
596,233 Deutsche Pfandbriefbank AG
c
9,710,674 0.5%
Other Securities
^
37,269,849 1.9%
Total 83,559,425
Greece (<0.1%)
Other Securities
^
766,575 <0.1%
Total 766,575
Hong Kong (0.6%)
Other Securities
^
12,072,235 0.6%
Total 12,072,235
India (1.0%)
31,446 Hindustan Unilever, Ltd. 847,439 0.1%
Other Securities
^
17,642,309 0.9%
Total 18,489,748
Indonesia (0.2%)
Other Securities
^
3,971,785 0.2%
Total 3,971,785
Ireland (0.1%)
Other Securities
^
1,593,655 0.1%
Total 1,593,655
Israel (1.6%)
3,521,551 Israel Discount Bank, Ltd. 16,354,841 0.8%
Other Securities
^
13,957,645 0.8%
Total 30,312,486
Italy (1.4%)
Other Securities
^
26,533,990 1.4%
Total 26,533,990
Japan (19.6%)
75,100 Daito Trust Construction
Company, Ltd. 9,280,579 0.5%
295,600 Denso Corporation 13,349,988 0.7%
475,700 Japan Tobacco, Inc. 10,606,471 0.6%
1,733,200 Marubeni Corporation 12,805,533 0.7%
672,100 Mitsubishi Corporation 17,804,849 0.9%

International Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
120
Shares Common Stock ( 85.2% ) Value
% of Net
Assets
Japan (19.6%) - continued
902,200 Mitsui & Company, Ltd. $ 16,037,079 0.8%
817,996 Nippon Steel Corporation 12,329,593 0.6%
2,758,605 Nissan Motor Company, Ltd. 15,985,393 0.8%
1,005,700 Sumitomo Electric Industries,
Ltd. 15,103,762 0.8%
443,302 Sundrug Company, Ltd. 16,039,541 0.8%
Other Securities
^
238,055,552 12.4%
Total 377,398,340
Jersey (0.3%)
Other Securities
^
4,820,040 0.3%
Total 4,820,040
Luxembourg (<0.1%)
Other Securities
^
44,009 <0.1%
Total 44,009
Malaysia (0.1%)
Other Securities
^
2,044,845 0.1%
Total 2,044,845
Mauritius (<0.1%)
Other Securities
^
287,941 <0.1%
Total 287,941
Mexico (0.2%)
Other Securities
^
3,651,879 0.2%
Total 3,651,879
Netherlands (3.9%)
200,609 Aalberts NV 9,029,023 0.5%
249,076 Koninklijke Philips NV 12,175,814 0.6%
379,934 Signify NV
c
11,891,531 0.6%
162,953 Unilever NV 9,352,032 0.5%
Other Securities
^
32,623,390 1.7%
Total 75,071,790
New Zealand (0.1%)
Other Securities
^
1,836,844 0.1%
Total 1,836,844
Norway (1.3%)
607,843 DnB ASA 11,374,508 0.6%
Other Securities
^
13,671,389 0.7%
Total 25,045,897
Panama (<0.1%)
Other Securities
^
164,953 <0.1%
Total 164,953
Philippines (<0.1%)
Other Securities
^
517,003 <0.1%
Total 517,003
Shares Common Stock ( 85.2% ) Value
% of Net
Assets
Poland (0.1%)
Other Securities
^
$ 1,145,042 0.1%
Total 1,145,042
Portugal (0.1%)
Other Securities
^
1,006,035 0.1%
Total 1,006,035
Russian Federation (0.6%)
Other Securities
^
11,708,951 0.6%
Total 11,708,951
Singapore (0.5%)
Other Securities
^
9,301,306 0.5%
Total 9,301,306
South Africa (0.5%)
Other Securities
^
10,086,610 0.5%
Total 10,086,610
South Korea (1.1%)
Other Securities
^
21,844,830 1.1%
Total 21,844,830
Spain (1.6%)
Other Securities
^
31,296,851 1.6%
Total 31,296,851
Sweden (3.3%)
376,636 Castellum AB 8,846,554 0.4%
Other Securities
^
54,508,638 2.9%
Total 63,355,192
Switzerland (8.8%)
97,876 Baloise Holding AG 17,714,131 0.9%
198,158 Nestle SA 21,453,630 1.1%
243,504 Novartis AG 23,057,298 1.2%
103,295 PSP Swiss Property AG 14,262,417 0.7%
116,440 Roche Holding AG 37,843,328 2.0%
12,078 Roche Holding AG-BR 3,836,090 0.2%
38,069 Sonova Holding AG 8,702,899 0.5%
24,001 Swiss Life Holding AG 12,040,590 0.6%
Other Securities
^
29,648,656 1.6%
Total 168,559,039
Taiwan (1.8%)
1,090,515 Taiwan Semiconductor
Manufacturing Company, Ltd. 12,069,634 0.6%
Other Securities
^
23,036,466 1.2%
Total 35,106,100
Thailand (0.3%)
Other Securities
^
5,106,013 0.3%
Total 5,106,013

International Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
121
Shares Common Stock ( 85.2% ) Value
% of Net
Assets
Turkey (0.1%)
Other Securities
^
$ 1,118,727 0.1%
Total 1,118,727
United Kingdom (10.4%)
1,198,660 GlaxoSmithKline plc 28,165,152 1.5%
3,561,944 HSBC Holdings plc 27,884,661 1.5%
432,632 Royal Dutch Shell plc, Class A 12,812,146 0.7%
491,187 Royal Dutch Shell plc, Class B 14,580,332 0.8%
241,385 Unilever plc 13,817,610 0.7%
Other Securities
^
102,003,442 5.2%
Total 199,263,343
United States (0.1%)
Other Securities
^
1,234,289 0.1%
Total 1,234,289
Total Common Stock
(cost $1,463,858,387) 1,637,892,536
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
% of Net
Assets
12,877,050 Thrivent Cash Management Trust 12,877,050 0.7%
Total Collateral Held for
Securities Loaned
(cost $12,877,050) 12,877,050
Shares Preferred Stock ( <0.1% ) Value
% of Net
Assets
South Korea (0.1%)
Other Securities
^
2,352,048 0.1%
Total 2,352,048
Total Preferred Stock
(cost $956,869) 2,352,048
Principal
Amount
Long-Term Fixed Income
( <0.1% )
% of Net
Assets
Venezuela (0.1%)
Other Securities
^
1,453,790 0.1%
Total 1,453,790
Total Long-Term Fixed Income
(cost $7,583,707) 1,453,790
Shares or
Principal
Amount Short-Term Investments ( 14.3% ) Value
% of Net
Assets
Federal Home Loan Bank
Discount Notes
9,000,000 1.555%, 2/12/2020
d,e
8,984,420 0.5%
23,100,000 1.532% - 1.665%,
1/8/2020 - 3/4/2020
d,e
23,076,036 1.2%
Thrivent Core Short-Term
Reserve Fund
Shares or
Principal
Amount Short-Term Investments ( 14.3% ) Value
% of Net
Assets
24,240,041
1.970%
e
$ 242,400,415
12.6%
Total Short-Term Investments
($274,458,429) 274,460,871
Total Investments (cost
$1,759,734,442) 100.4% $1,929,036,295
Other Assets and Liabilities,
Net (0.4%) (6,862,868)
Total Net Assets 100.0% $1,922,173,427
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of December 31, 2019, the value of these investments was $51,005,427 or 2.7% of total
net assets.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation Portfolio as of December 31, 2019:
Securities Lending Transactions
Common Stock $ 12,037,858
Total lending $12,037,858
Gross amount payable upon return of
collateral for securities loaned $12,877,050
Net amounts due to counterparty $839,192
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 199,479,424
Gross unrealized depreciation (42,902,687)
Net unrealized appreciation (depreciation) $ 156,576,737
Cost for federal income tax purposes $ 1,774,198,984

International Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
122
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing International Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 45,116,623 2,347,189 42,769,433 1
Consumer Discretionary 218,958,020 16,320,670 202,637,350 –
Consumer Staples 107,720,724 686,332 107,034,392 –
Energy 60,053,154 4,174,004 55,879,150 –
Financials 348,131,320 3,368,693 344,762,627 –
Health Care 189,742,341 781,612 188,960,729 –
Industrials 274,407,767 347,727 274,060,040 –
Information Technology 153,626,560 3,850,792 149,775,768 –
Materials 88,540,056 1,372,433 87,167,623 –
Real Estate 138,122,879 – 138,122,879 –
Utilities 13,473,092 63,881 13,409,211 –
Preferred Stock
Information Technology 2,352,048 – 2,352,048 –
Long-Term Fixed Income
Energy 1,453,790 – 1,453,790 –
Short-Term Investments 32,060,456 – 32,060,456 –
Subtotal Investments in Securities $1,673,758,830 $33,313,333 $1,640,445,496 $1
Other Investments  * Total
Affiliated Short-Term Investments 242,400,415
Collateral Held for Securities Loaned 12,877,050
Subtotal Other Investments $255,277,465
Total Investments at Value $1,929,036,295
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 4,080,886 4,080,886 – –
Total Asset Derivatives $4,080,886 $4,080,886 $– $–
Liability Derivatives
Futures Contracts 2,341,460 2,341,460 – –
Total Liability Derivatives $2,341,460 $2,341,460 $– $–

International Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
123
Reference Description:
ASX
-
Australian Securities Exchange
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
FTSE
-
Financial Times Stock Exchange
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
SFE
-
Sydney Futures Exchange
TSE
-
Tokyo Stock Exchange
The following table presents International Allocation Portfolio's futures contracts held as of December 31, 2019. Investments and/or cash totaling
$29,093,850 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Euro Foreign Exchange Currency 956 March 2020 $ 133,640,778 $ 1,179,122
Eurex Euro STOXX 50 Index 3,222 March 2020 135,180,442 (553,969)
FTSE 100 Index 1 March 2020 99,211 (91)
ICE mini MSCI EAFE Index 2,538 March 2020 255,530,429 2,901,421
SFE S&P ASX Share Price Index 200 1 March 2020 118,469 (2,628)
TSE Tokyo Price Index 1 March 2020 158,049 343
Total Futures Long Contracts $ 524,727,378 $ 3,524,198
ICE US mini MSCI Emerging Markets Index (1,100) March 2020 ( $ 59,826,228) ( $ 1,784,772)
Total Futures Short Contracts ( $ 59,826,228) ($1,784,772)
Total Futures Contracts $ 464,901,150 $1,739,426
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2019, for International Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,179,122
Total Foreign Exchange Contracts 1,179,122
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,901,764
Total Equity Contracts 2,901,764
Total Asset Derivatives $4,080,886
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,341,460
Total Equity Contracts 2,341,460
Total Liability Derivatives $2,341,460
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

International Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
124
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2019, for
International Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 25,948,890
Total Return Swaps Net realized gains/(losses) on Swap agreements (80)
Total Equity Contracts
25,948,810
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (3,307,663)
Forward Contracts Net realized gains/(losses) on Foreign currency forward contracts 384,000
Total Foreign Exchange Contracts (2,923,663)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 557,987
Total Interest Rate Contracts
557,987
Total $23,583,134
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended
December 31, 2019, for International Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,179,122
Forward Contracts Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts 31,296
Total Foreign Exchange Contracts 1,210,418
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 510,470
Total Equity Contracts 510,470
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (571,500)
Total Interest Rate Contracts (571,500)
Total $1,149,388
The following table presents International Allocation Portfolio's average volume of derivative activity during the period ended December 31, 2019.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $236,637,760
Futures - Short (58,229,106)
Total Return Swaps 27
Interest Rate Contracts
Futures - Long 12,687,658
Futures - Short (13,506,430)
Foreign Exchange Contracts
Contracts Purchased 14,001,737
Contracts Sold (17,565,874)
Futures - Long 82,690,357

International Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
125
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $29,341 $794,290 $581,231 $242,400 24,240 12.6%
Total Affiliated Short-Term Investments 29,341 242,400 12.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 9,299 198,919 195,341 12,877 12,877 0.7
Total Collateral Held for Securities Loaned 9,299 12,877 0.7
Total Value $38,640 $255,277
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $– $– 2 $4,349
Total Income/Non Income Cash from Affiliated Investments $4,349
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 406
Total Affiliated Income from Securities Loaned, Net $406
Total Value $– $– $2

Large Cap Growth Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
126
Shares Common Stock ( 98.9% ) Value
Communications Services (13.1%)
395,142 Activision Blizzard, Inc. $ 23,479,338
77,308 Alphabet, Inc., Class A
a
103,545,562
327,437 Facebook, Inc.
a
67,206,444
Total 194,231,344
Consumer Discretionary (18.1%)
146,649 Alibaba Group Holding, Ltd. ADR
a
31,104,253
83,283 Amazon.com, Inc.
a
153,893,659
153,427 Home Depot, Inc. 33,505,388
314,421 NIKE, Inc. 31,853,992
217,463 Starbucks Corporation 19,119,347
Total 269,476,639
Consumer Staples (2.7%)
315,626 Monster Beverage Corporation
a
20,058,032
237,222 Philip Morris International, Inc. 20,185,220
Total 40,243,252
Financials (5.5%)
385,677 Bank of America Corporation 13,583,544
509,150 Charles Schwab Corporation 24,215,174
235,434 Intercontinental Exchange, Inc. 21,789,417
80,230 S&P Global, Inc. 21,906,801
Total 81,494,936
Health Care (13.4%)
100,118 Edwards Lifesciences Corporation
a
23,356,528
62,051 Illumina, Inc.
a
20,584,799
58,285 Intuitive Surgical, Inc.
a
34,455,178
62,578 Thermo Fisher Scientific, Inc. 20,329,715
142,615 UnitedHealth Group, Inc. 41,925,957
126,960 Vertex Pharmaceuticals, Inc.
a
27,797,892
234,817 Zoetis, Inc. 31,078,030
Total 199,528,099
Industrials (5.5%)
47,359 Boeing Company 15,427,668
166,941 Honeywell International, Inc. 29,548,557
47,090 Lockheed Martin Corporation 18,335,904
94,738 Norfolk Southern Corporation 18,391,488
Total 81,703,617
Information Technology (37.9%)
45,115 Adobe, Inc.
a
14,879,378
319,943 Apple, Inc. 93,951,262
126,282 Fiserv, Inc.
a
14,601,988
80,411 Intuit, Inc. 21,062,053
197,099 MasterCard, Inc. 58,851,790
804,027 Microsoft Corporation 126,795,058
91,747 NVIDIA Corporation 21,588,069
336,353 PayPal Holdings, Inc.
a
36,383,304
231,045 Salesforce.com, Inc.
a
37,577,159
92,967 ServiceNow , Inc.
a
26,246,443
185,791 Square, Inc.
a,b
11,623,085
174,020 Texas Instruments, Inc. 22,325,026
406,949 Visa, Inc. 76,465,717
Total 562,350,332
Materials (1.2%)
94,805 Ecolab, Inc. 18,296,417
Total 18,296,417
Shares Common Stock ( 98.9% ) Value
Real Estate (1.5%)
95,700 American Tower Corporation $ 21,993,774
Total 21,993,774
Total Common Stock
(cost $900,263,560) 1,469,318,410
Shares
Collateral Held for Securities Loaned
( 0.2% ) Value
3,542,000 Thrivent Cash Management Trust 3,542,000
Total Collateral Held for Securities
Loaned
(cost $3,542,000) 3,542,000
Shares Short-Term Investments ( 1.4% ) Value
Thrivent Core Short-Term Reserve
Fund
2,043,432 1.970% 20,434,325
Total Short-Term Investments (cost
$20,434,325) 20,434,325
Total Investments (cost
$924,239,885) 100.5% $1,493,294,735
Other Assets and Liabilities, Net
(0.5%) (6,897,156)
Total Net Assets 100.0% $1,486,397,579
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Growth Portfolio as of
December 31, 2019:
Securities Lending Transactions
Common Stock $ 3,503,360
Total lending $3,503,360
Gross amount payable upon return of
collateral for securities loaned $3,542,000
Net amounts due to counterparty $38,640
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 569,735,428
Gross unrealized depreciation (2,372,561)
Net unrealized appreciation (depreciation) $ 567,362,867
Cost for federal income tax purposes $ 925,931,868

Large Cap Growth Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
127
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 194,231,344 194,231,344 – –
Consumer Discretionary 269,476,639 269,476,639 – –
Consumer Staples 40,243,252 40,243,252 – –
Financials 81,494,936 81,494,936 – –
Health Care 199,528,099 199,528,099 – –
Industrials 81,703,617 81,703,617 – –
Information Technology 562,350,332 562,350,332 – –
Materials 18,296,417 18,296,417 – –
Real Estate 21,993,774 21,993,774 – –
Subtotal Investments in Securities $1,469,318,410 $1,469,318,410 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 20,434,325
Collateral Held for Securities Loaned 3,542,000
Subtotal Other Investments $23,976,325
Total Investments at Value $1,493,294,735
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $11,249 $154,842 $145,657 $20,434 2,043 1.4%
Total Affiliated Short-Term Investments 11,249 20,434 1.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 15,935 12,393 3,542 3,542 0.2
Total Collateral Held for Securities Loaned – 3,542 0.2
Total Value $11,249 $23,976
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $– $– 0 $520
Total Income/Non Income Cash from Affiliated Investments $520
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total Value $– $– $0

Large Cap Index Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
128
Shares Common Stock ( 99.4% ) Value
% of Net
Assets
Communications Services (9.8%)
13,657 Alphabet, Inc., Class A
a
$ 18,292,049 1.5%
13,623 Alphabet, Inc., Class C
a
18,214,224 1.5%
332,954 AT&T, Inc. 13,011,842 1.1%
206,919 Comcast Corporation 9,305,147 0.8%
109,684 Facebook, Inc.
a
22,512,641 1.8%
188,504 Verizon Communications, Inc. 11,574,146 0.9%
82,151 Walt Disney Company 11,881,499 1.0%
Other Securities
^
15,484,502 1.2%
Total 120,276,050
Consumer Discretionary (10.2%)
18,982 Amazon.com, Inc.
a
35,075,699 2.9%
49,719 Home Depot, Inc. 10,857,635 0.9%
34,325 McDonald's Corporation 6,782,963 0.6%
19,975 Netflix, Inc.
a
6,463,311 0.5%
56,793 NIKE, Inc. 5,753,699 0.5%
Other Securities
^
60,502,053 4.8%
Total 125,435,360
Consumer Staples (7.2%)
175,754 Coca-Cola Company 9,727,984 0.8%
20,136 Costco Wholesale Corporation 5,918,373 0.5%
63,557 PepsiCo, Inc. 8,686,335 0.7%
70,915 Philip Morris International, Inc. 6,034,157 0.5%
113,665 Procter & Gamble Company 14,196,759 1.2%
64,658 Wal-Mart Stores, Inc. 7,683,957 0.6%
Other Securities
^
35,603,914 2.9%
Total 87,851,479
Energy (4.3%)
86,184 Chevron Corporation 10,386,034 0.9%
192,849 Exxon Mobil Corporation 13,457,003 1.1%
Other Securities
^
29,168,348 2.3%
Total 53,011,385
Financials (12.9%)
368,988 Bank of America Corporation 12,995,757 1.1%
89,154 Berkshire Hathaway, Inc.
a
20,193,381 1.6%
99,507 Citigroup, Inc. 7,949,614 0.6%
142,957 J.P. Morgan Chase & Company 19,928,206 1.6%
175,420 Wells Fargo & Company 9,437,596 0.8%
Other Securities
^
87,449,923 7.2%
Total 157,954,477
Health Care (14.1%)
80,556 Abbott Laboratories 6,997,094 0.6%
67,403 AbbVie, Inc. 5,967,862 0.5%
27,082 Amgen, Inc. 6,528,658 0.5%
106,845 Bristol-Myers Squibb Company 6,858,381 0.6%
119,958 Johnson & Johnson 17,498,273 1.4%
61,093 Medtronic plc 6,931,001 0.6%
116,043 Merck & Company, Inc. 10,554,111 0.9%
252,239 Pfizer, Inc. 9,882,724 0.8%
18,277 Thermo Fisher Scientific, Inc. 5,937,649 0.5%
Shares Common Stock ( 99.4% ) Value
% of Net
Assets
Health Care (14.1%) - continued
43,182 UnitedHealth Group, Inc. $ 12,694,644 1.0%
Other Securities
^
83,374,906 6.7%
Total 173,225,303
Industrials (9.5%)
24,369 Boeing Company 7,938,445 0.6%
32,568 Honeywell International, Inc. 5,764,536 0.5%
31,641 Union Pacific Corporation 5,720,376 0.5%
Other Securities
^
97,191,662 7.9%
Total 116,615,019
Information Technology (23.1%)
28,945 Accenture plc 6,094,949 0.5%
22,064 Adobe, Inc.
a
7,276,928 0.6%
190,368 Apple, Inc. 55,901,563 4.6%
18,080 Broadcom, Ltd. 5,713,642 0.5%
193,358 Cisco Systems, Inc. 9,273,450 0.8%
198,268 Intel Corporation 11,866,340 1.0%
40,462 MasterCard, Inc. 12,081,549 1.0%
347,712 Microsoft Corporation 54,834,182 4.5%
27,894 NVIDIA Corporation 6,563,458 0.5%
53,518 PayPal Holdings, Inc.
a
5,789,042 0.5%
40,428 Salesforce.com, Inc.
a
6,575,210 0.5%
78,024 Visa, Inc. 14,660,710 1.2%
Other Securities
^
86,296,348 6.9%
Total 282,927,371
Materials (2.1%)
Other Securities
^
26,160,175 2.1%
Total 26,160,175
Real Estate (2.9%)
Other Securities
^
35,693,651 2.9%
Total 35,693,651
Utilities (3.3%)
Other Securities
^
40,526,113 3.3%
Total 40,526,113
Total Common Stock
(cost $643,576,121) 1,219,676,383
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
% of Net
Assets
1,403,425 Thrivent Cash Management
Trust 1,403,425 0.1%
Total Collateral Held for
Securities Loaned
(cost $1,403,425) 1,403,425
Shares or
Principal
Amount Short-Term Investments ( 0.5% ) Value
% of Net
Assets
Thrivent Core Short-Term
Reserve Fund
605,076 1.970% 6,050,757 0.5%

Large Cap Index Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
129
Shares or
Principal
Amount Short-Term Investments ( 0.5% ) Value
% of Net
Assets
Other Securities
^
$ 499,560 <0.1%
Total Short-Term Investments
(cost $6,550,283) 6,550,317
Total Investments (cost
$651,529,829) 100.0% $1,227,630,125
Other Assets and Liabilities,
Net (<0.1%) (334,167)
Total Net Assets 100.0% $1,227,295,958
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of
December 31, 2019:
Securities Lending Transactions
Common Stock $ 1,389,135
Total lending $1,389,135
Gross amount payable upon return of
collateral for securities loaned $1,403,425
Net amounts due to counterparty $14,290
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 580,992,310
Gross unrealized depreciation (20,645,555)
Net unrealized appreciation (depreciation) $ 560,346,755
Cost for federal income tax purposes $ 667,356,139
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 120,276,050 120,276,050 – –
Consumer Discretionary 125,435,360 125,435,360 – –
Consumer Staples 87,851,479 87,851,479 – –
Energy 53,011,385 53,011,385 – –
Financials 157,954,477 157,954,477 – –
Health Care 173,225,303 173,225,303 – –
Industrials 116,615,019 116,615,019 – –
Information Technology 282,927,371 282,927,371 – –
Materials 26,160,175 26,160,175 – –
Real Estate 35,693,651 35,693,651 – –
Utilities 40,526,113 40,526,113 – –
Short-Term Investments 499,560 – 499,560 –
Subtotal Investments in Securities $1,220,175,943 $1,219,676,383 $499,560 $–
Other Investments  * Total
Affiliated Short-Term Investments 6,050,757
Collateral Held for Securities Loaned 1,403,425
Subtotal Other Investments $7,454,182
Total Investments at Value $1,227,630,125
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 72,769 72,769 – –
Total Asset Derivatives $72,769 $72,769 $– $–

Large Cap Index Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
130
Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents Large Cap Index Portfolio's futures contracts held as of December 31, 2019. Investments and/or cash totaling $499,560 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 47 March 2020 $ 7,520,316 $ 72,769
Total Futures Long Contracts $ 7,520,316 $ 72,769
Total Futures Contracts $ 7,520,316 $72,769
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2019, for Large Cap Index Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to
Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 72,769
Total Equity Contracts 72,769
Total Asset Derivatives $72,769
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2019, for Large
Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 987,137
Total Equity Contracts
987,137
Total $987,137
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended
December 31, 2019, for Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 42,714
Total Equity Contracts 42,714
Total $42,714
The following table presents Large Cap Index Portfolio's average volume of derivative activity during the period ended December 31, 2019.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $4,923,986

Large Cap Index Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
131
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $635 $55,706 $50,290 $6,051 605 0.5%
Total Affiliated Short-Term Investments 635 6,051 0.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 431 35,592 34,620 1,403 1,403 0.1
Total Collateral Held for Securities Loaned 431 1,403 0.1
Total Value $1,066 $7,454
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $– $– 0 $101
Total Income/Non Income Cash from Affiliated Investments $101
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 40
Total Affiliated Income from Securities Loaned, Net $40
Total Value $– $– $0

Large Cap Value Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
132
Shares Common Stock ( 98.1% ) Value
Communications Services (8.3%)
19,030 Alphabet, Inc.
a
$ 25,443,491
1,011,070 Comcast Corporation 45,467,818
1,102,944 Verizon Communications, Inc. 67,720,762
202,454 ViacomCBS , Inc. 8,496,994
Total 147,129,065
Consumer Discretionary (6.3%)
166,542 Aptiv plc 15,816,494
6,030 AutoZone, Inc.
a
7,183,599
213,046 D.R. Horton, Inc. 11,238,176
233,537 Harley-Davidson, Inc.
b
8,685,241
397,710 Lowe's Companies, Inc. 47,629,750
55,520 Mohawk Industries, Inc.
a
7,571,818
196,230 Sony Corporation ADR 13,343,640
Total 111,468,718
Consumer Staples (3.1%)
86,800 Kimberly-Clark Corporation 11,939,340
364,761 Wal-Mart Stores, Inc. 43,348,197
Total 55,287,537
Energy (8.8%)
647,586 BP plc ADR 24,439,896
204,396 Chevron Corporation 24,631,762
175,620 ConocoPhillips 11,420,569
385,930 Enterprise Products Partners, LP 10,867,789
144,380 Exxon Mobil Corporation 10,074,836
457,950 Halliburton Company 11,206,036
1,398,901 Marathon Oil Corporation 18,997,075
394,000 Marathon Petroleum Corporation 23,738,500
125,570 Pioneer Natural Resources Company 19,007,531
Total 154,383,994
Financials (23.9%)
365,920 Aflac, Inc. 19,357,168
221,110 American International Group, Inc. 11,349,576
2,095,367 Bank of America Corporation 73,798,826
307,830 Capital One Financial Corporation 31,678,785
112,730 Chubb, Ltd. 17,547,552
809,960 Citigroup, Inc. 64,707,704
135,550 Comerica, Inc. 9,725,713
946,930 Fifth Third Bancorp 29,108,628
35,450 Goldman Sachs Group, Inc. 8,151,019
324,330 Hartford Financial Services Group,
Inc. 19,709,534
204,060 J.P. Morgan Chase & Company 28,445,964
320,640 MetLife, Inc. 16,343,021
268,000 Morgan Stanley 13,700,160
104,850 Prudential Financial, Inc. 9,828,639
205,390 Raymond James Financial, Inc. 18,374,189
555,340 U.S. Bancorp 32,926,109
329,010 Zions Bancorporations NA 17,082,199
Total 421,834,786
Health Care (15.8%)
28,520 Biogen, Inc.
a
8,462,740
315,410 Centene Corporation
a
19,829,827
100,472 Cigna Holding Company 20,545,519
490,227 CVS Health Corporation 36,418,964
462,640 Gilead Sciences, Inc. 30,062,347
298,720 Johnson & Johnson 43,574,286
366,570 Medtronic plc 41,587,366
655,240 Merck & Company, Inc. 59,594,078
Shares Common Stock ( 98.1% ) Value
Health Care (15.8%) - continued
498,270 Pfizer, Inc. $ 19,522,219
Total 279,597,346
Industrials (11.6%)
37,060 Boeing Company 12,072,666
155,130 CSX Corporation 11,225,207
438,410 Delta Air Lines, Inc. 25,638,217
99,210 General Dynamics Corporation 17,495,684
176,603 Honeywell International, Inc. 31,258,731
139,970 Ingersoll-Rand plc 18,604,812
343,520 Johnson Controls International plc 13,984,699
67,190 Kansas City Southern 10,290,820
96,570 Parker-Hannifin Corporation 19,876,037
300,820 United Technologies Corporation 45,050,803
Total 205,497,676
Information Technology (14.1%)
93,250 Apple, Inc. 27,382,863
1,650,690 Cisco Systems, Inc. 79,167,092
432,000 Microsoft Corporation 68,126,400
196,980 Oracle Corporation 10,436,000
162,030 QUALCOMM, Inc. 14,295,907
14,444 Samsung Electronics Company, Ltd.
GDR 17,285,072
191,680 Texas Instruments, Inc. 24,590,627
52,140 VMware, Inc. 7,914,331
Total 249,198,292
Materials (3.2%)
367,240 Alcoa Corporation
a
7,899,332
281,050 CF Industries Holdings, Inc. 13,417,327
293,471 Eastman Chemical Company 23,260,512
215,410 Nucor Corporation 12,123,275
Total 56,700,446
Real Estate (1.0%)
187,984 American Campus Communities, Inc. 8,840,888
480,060 Host Hotels & Resorts, Inc. 8,905,113
Total 17,746,001
Utilities (2.0%)
775,224 Exelon Corporation 35,342,462
Total 35,342,462
Total Common Stock
(cost $1,187,052,918) 1,734,186,323
Shares
Collateral Held for Securities Loaned
( 0.5% ) Value
8,484,779 Thrivent Cash Management Trust 8,484,779
Total Collateral Held for Securities
Loaned
(cost $8,484,779) 8,484,779

Large Cap Value Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
133
Shares Short-Term Investments ( 1.8% ) Value
Thrivent Core Short-Term Reserve
Fund
3,202,908 1.970% $ 32,029,076
Total Short-Term Investments (cost
$32,029,076) 32,029,076
Total Investments (cost
$1,227,566,773) 100.4% $1,774,700,178
Other Assets and Liabilities, Net
(0.4%) (7,310,487)
Total Net Assets 100.0% $1,767,389,691
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of
December 31, 2019:
Securities Lending Transactions
Common Stock $ 8,228,102
Total lending $8,228,102
Gross amount payable upon return of
collateral for securities loaned $8,484,779
Net amounts due to counterparty $256,677
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 586,853,885
Gross unrealized depreciation (39,184,678)
Net unrealized appreciation (depreciation) $ 547,669,207
Cost for federal income tax purposes $ 1,227,030,971
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 147,129,065 147,129,065 – –
Consumer Discretionary 111,468,718 111,468,718 – –
Consumer Staples 55,287,537 55,287,537 – –
Energy 154,383,994 154,383,994 – –
Financials 421,834,786 421,834,786 – –
Health Care 279,597,346 279,597,346 – –
Industrials 205,497,676 205,497,676 – –
Information Technology 249,198,292 231,913,220 17,285,072 –
Materials 56,700,446 56,700,446 – –
Real Estate 17,746,001 17,746,001 – –
Utilities 35,342,462 35,342,462 – –
Subtotal Investments in Securities $1,734,186,323 $1,716,901,251 $17,285,072 $–
Other Investments  * Total
Affiliated Short-Term Investments 32,029,076
Collateral Held for Securities Loaned 8,484,779
Subtotal Other Investments $40,513,855
Total Investments at Value $1,774,700,178
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
134
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $29,615 $88,607 $86,193 $32,029 3,203 1.8%
Total Affiliated Short-Term Investments 29,615 32,029 1.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,390 52,030 45,935 8,485 8,485 0.5
Total Collateral Held for Securities Loaned 2,390 8,485 0.5
Total Value $32,005 $40,514
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $– $– 0 $883
Total Income/Non Income Cash from Affiliated Investments $883
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $– $– $0

Limited Maturity Bond Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
135
Principal
Amount Bank Loans ( 0.3% ) Value
% of Net
Assets
Basic Materials (<0.1%)
Other Securities
^
$ 142,073 <0.1%
Total 142,073
Capital Goods (<0.1%)
Other Securities
^
254,949 <0.1%
Total 254,949
Communications Services (0.1%)
Other Securities
^
434,127 0.1%
Total 434,127
Consumer Cyclical (<0.1%)
Other Securities
^
183,808 <0.1%
Total 183,808
Consumer Non-Cyclical (0.1%)
Other Securities
^
1,018,862 0.1%
Total 1,018,862
Energy (<0.1%)
Other Securities
^
299,751 <0.1%
Total 299,751
Financials (0.1%)
Other Securities
^
491,643 0.1%
Total 491,643
Technology (<0.1%)
Other Securities
^
295,643 <0.1%
Total 295,643
Total Bank Loans
(cost $3,165,113) 3,120,856
Principal
Amount
Long-Term Fixed Income
( 95.8% ) Value
% of Net
Assets
Asset-Backed Securities (19.2%)
Assurant CLO III, Ltd.
$ 4,500,000 3.196%, (LIBOR 3M +
1.230%), 10/20/2031,
Ser. 2018-2A, Class A
a,b
4,482,414 0.5%
Benefit Street Partners CLO IV,
Ltd.
4,800,000 3.216%, (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
a,b
4,808,390 0.5%
CBAM, Ltd.
5,000,000 3.281%, (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
a,b
5,002,145 0.5%
Principal
Amount
Long-Term Fixed Income
( 95.8% ) Value
% of Net
Assets
Asset-Backed Securities (19.2%) - continued
Cedar Funding VI CLO, Ltd.
$ 6,000,000 3.056%, (LIBOR 3M +
1.090%), 10/20/2028,
Ser. 2016-6A, Class AR
a,b
$ 5,996,796 0.6%
Garrison BSL CLO, Ltd.
5,000,000 2.972%, (LIBOR 3M +
0.970%), 7/17/2028, Ser.
2018-1A, Class A1
a,b
4,958,850 0.5%
GM Financial Automobile
Leasing Trust
6,500,000 3.080%, 12/20/2022,
Ser. 2019-1, Class A4 6,589,164 0.7%
Golden Credit Card Trust
5,000,000 1.980%, 4/15/2022, Ser.
2017-2A, Class A
a
4,999,591 0.5%
Golub Capital Partners, Ltd.
6,000,000 3.116%, (LIBOR 3M +
1.150%), 10/20/2028,
Ser. 2018-39A, Class A1
a,b
6,000,036 0.6%
Invitation Homes Trust
4,304,725 2.837%, (LIBOR 1M +
1.100%), 1/17/2038, Ser.
2018-SFR4, Class A
a,b
4,329,031 0.5%
Nationstar HECM Loan Trust
3,665,363 2.272%, 11/25/2029,
Ser. 2019-2A, Class A
a,b
3,664,502 0.4%
NextGear Floorplan Master
Owner Trust
4,000,000 2.560%, 10/17/2022, Ser.
2017-2A, Class A2
a
4,014,474 0.4%
OZLM VIII, Ltd.
3,500,000 3.172%, (LIBOR 3M +
1.170%), 10/17/2029,
Ser. 2014-8A, Class
A1RR
a,b
3,491,996 0.4%
RCO Mortgage, LLC
4,933,515 4.458%, 10/25/2023,
Ser. 2018-2, Class A1
a,c
4,960,958 0.5%
Sound Point CLO XX, Ltd.
4,000,000 3.036%, (LIBOR 3M +
1.100%), 7/26/2031, Ser.
2018-2A, Class A
a,b
3,961,592 0.4%
Upstart Securitization Trust
4,000,000 2.684%, 1/21/2030, Ser.
2019-3, Class A
a
3,998,388 0.4%
Vericrest Opportunity Loan
Transferee
3,656,702 3.352%, 9/25/2049, Ser.
2019-NPL5, Class A1A
a,c
3,654,876 0.4%
Verizon Owner Trust
4,319,415 2.060%, 4/20/2022, Ser.
2017-3A, Class A1A
a
4,320,837 0.5%
Other Securities
^
102,731,300 10.9%
Total 181,965,340
Basic Materials (0.8%)
Other Securities
^
7,375,595 0.8%
Total 7,375,595

Limited Maturity Bond Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
136
Principal
Amount
Long-Term Fixed Income
( 95.8% ) Value
% of Net
Assets
Capital Goods (1.2%)
Other Securities
^
$ 11,772,297 1.2%
Total 11,772,297
Collateralized Mortgage Obligations (19.6%)
Ajax Mortgage Loan Trust
4,633,736 2.956%, 9/25/2065, Ser.
2019-D, Class A1
a
4,599,179 0.5%
Banc of America Funding Trust
1,552,118 5.750%, 3/25/2036, Ser.
2006-3, Class 3A1 1,591,970 0.2%
965,448 3.945%, 1/25/2035, Ser.
2004-D, Class 4A1
b
949,583 0.1%
BRAVO Residential Funding
Trust
4,812,093 2.748%, 11/25/2059,
Ser. 2019-NQM2, Class
A1
a,b
4,804,014 0.5%
Countrywide Alternative Loan
Trust
820,835 5.500% - 6.000%,
11/25/2035 -
1/25/2037, Ser. 2006-
39CB, Class 1A16 813,906 0.1%
Countrywide Home Loans, Inc.
727,858 3.799%, 9/20/2036, Ser.
2006-HYB5, Class 2A1
b
670,568 0.1%
Credit Suisse Mortgage Capital
Certificates
5,000,000 2.720%, (LIBOR 1M +
0.980%), 5/15/2036, Ser.
2019-ICE4, Class A
a,b
5,010,449 0.5%
4,897,894 3.322%, 10/25/2058,
Ser. 2019-RPL8, Class
A1
a,b
4,902,268 0.5%
Deephaven Residential
Mortgage Trust
4,883,240 2.791%, 10/25/2059,
Ser. 2019-4A, Class A1
a,b
4,883,519 0.5%
Federal National Mortgage
Association - REMIC
6,209,475 3.000%, 2/25/2040, Ser.
2018-13, Class EB 6,269,458 0.7%
7,063,305 2.000%, 4/25/2045, Ser.
2015-22, Class EG 6,980,142 0.7%
6,889,068 3.000% - 4.000%,
3/25/2029 - 2/25/2044,
Ser. 2012-74, Class V 7,049,002 0.7%
Federal National Mortgage
Association Conventional 15-
Yr. Pass Through
212,238 2.250%, 6/25/2025, Ser.
2010-58, Class PT 212,108 <0.1%
FWD Securitization Trust
3,637,512 2.810%, 6/25/2049, Ser.
2019-INV1, Class A1
a,b
3,630,989 0.4%
GCAT Trust
3,807,381 2.985%, 2/25/2059, Ser.
2019-NQM1, Class A1
a,c
3,815,448 0.4%
Homeward Opportunities Fund
I Trust
4,865,701 3.454%, 1/25/2059, Ser.
2019-1, Class A1
a,b
4,891,506 0.5%
Principal
Amount
Long-Term Fixed Income
( 95.8% ) Value
% of Net
Assets
Collateralized Mortgage Obligations (19.6%) -
continued
Legacy Mortgage Asset Trust
$ 3,792,625 4.000%, 1/25/2059, Ser.
2019-GS1, Class A1
a
$ 3,828,216 0.4%
3,472,809 3.250%, 11/25/2059,
Ser. 2019-GS7, Class A1
a,c
3,474,055 0.4%
Merrill Lynch Mortgage Investors
Trust
256,536 2.977%, (LIBOR 1M +
1.185%), 7/25/2035, Ser.
2004-WMC5, Class M3
b
256,774 <0.1%
Mortgage Equity Conversion
Asset Trust
3,053,440 2.020%, (CMT 1Y +
0.490%), 1/25/2042, Ser.
2007-FF1, Class A
a,b
2,828,961 0.3%
2,965,395 2.000%, (CMT 1Y +
0.470%), 2/25/2042, Ser.
2007-FF2, Class A
a,b
2,773,255 0.3%
Preston Ridge Partners
Mortgage Trust, LLC
3,882,923 3.500%, 10/25/2024,
Ser. 2019-GS1, Class A1
a,b
3,878,570 0.4%
RCO Mortgage, LLC
3,914,014 3.475%, 11/25/2024, Ser.
2019-2, Class A1
a,c
3,908,621 0.4%
3,353,434 4.270%, 12/26/2053,
Ser. 2018-VFS1, Class
A1
a,b
3,406,769 0.4%
Specialty Underwriting and
Residential Finance Trust
3,434,732 2.772%, (LIBOR 1M +
0.980%), 10/25/2035,
Ser. 2004-BC4, Class A2C
b
3,429,768 0.4%
3,069,670 2.792%, (LIBOR 1M +
1.000%), 7/25/2035, Ser.
2004-BC3, Class A2C
b
3,054,796 0.3%
Stanwich Mortgage Loan Trust
3,450,571 3.475%, 11/16/2024, Ser.
2019-NPB2, Class A1
a,c
3,444,344 0.4%
Vericrest Opportunity Loan
Transferee
3,795,907 3.376%, 11/26/2049, Ser.
2019-NPL9, Class A1A
a,c
3,793,615 0.4%
Verus Securitization Trust
3,955,781 3.211%, 5/25/2059, Ser.
2019-2, Class A1
a,b
3,979,184 0.4%
3,653,802 2.913%, 7/25/2059, Ser.
2019-INV2, Class A1
a,b
3,654,996 0.4%
Other Securities
^
79,320,303 8.3%
Total 186,106,336
Commercial Mortgage-Backed Securities
(0.3%)
Federal National Mortgage
Association - ACES
2,095,774 3.560%, 9/25/2021, Ser.
2018-M5, Class A2
b
2,116,427 0.2%
Other Securities
^
1,063,796 0.1%
Total 3,180,223

Limited Maturity Bond Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
137
Principal
Amount
Long-Term Fixed Income
( 95.8% ) Value
% of Net
Assets
Communications Services (1.8%)
Other Securities
^
$ 17,114,779 1.8%
Total 17,114,779
Consumer Cyclical (1.8%)
Other Securities
^
16,955,179 1.8%
Total 16,955,179
Consumer Non-Cyclical (4.0%)
Other Securities
^
37,968,241 4.0%
Total 37,968,241
Energy (3.0%)
Other Securities
^
28,648,816 3.0%
Total 28,648,816
Financials (13.2%)
Bank of America Corporation
1,900,000 2.456%, 10/22/2025
b
1,910,919 0.2%
1,000,000 3.458%, 3/15/2025
b
1,043,883 0.1%
500,000 2.816%, 7/21/2023
b
508,045 0.1%
Other Securities
^
121,558,848 12.8%
Total 125,021,695
Mortgage-Backed Securities (4.0%)
Federal Home Loan Mortgage
Corporation Conventional 30-
Yr. Pass Through
3,535,634 3.500%, 7/1/2049 3,632,843 0.4%
Federal National Mortgage
Association
1,875,628 3.500% - 3.500%,
10/1/2048 - 8/1/2049 1,945,738 0.2%
Federal National Mortgage
Association Conventional 15-
Yr. Pass Through
14,328,000 3.000%, 1/1/2035
d
14,679,596 1.6%
3,250,000 2.500%, 1/1/2035
d
3,277,459 0.3%
Federal National Mortgage
Association Conventional 30-
Yr. Pass Through
11,312,000 3.000%, 1/1/2048
d
11,465,301 1.2%
2,433,916 4.000%, 7/1/2048 2,536,759 0.3%
298,768 3.757%, (LIBOR 12M +
1.482%), 1/1/2043
b
306,584 <0.1%
Other Securities
^
379,401 <0.1%
Total 38,223,681
Technology (1.4%)
Other Securities
^
13,111,997 1.4%
Total 13,111,997
Principal
Amount
Long-Term Fixed Income
( 95.8% ) Value
% of Net
Assets
Transportation (2.4%)
Other Securities
^
$ 22,267,940 2.4%
Total 22,267,940
U.S. Government & Agencies (19.9%)
Federal Home Loan Bank
6,500,000 2.500%, 2/13/2024 6,696,678 0.7%
3,000,000 1.500%, 8/15/2024 2,974,063 0.3%
Federal National Mortgage
Association
3,000,000 2.875%, 9/12/2023 3,129,289 0.3%
U.S. Treasury Bonds
15,250,000 2.625%, 2/15/2029 16,150,221 1.7%
4,685,000 2.250% - 5.500%,
11/15/2027 - 5/15/2049 5,193,631 0.6%
U.S. Treasury Notes
29,095,000 1.125%, 8/31/2021 28,864,156 3.0%
35,900,000 2.500%, 1/15/2022 36,538,133 3.9%
19,585,000 2.000%, 11/30/2022 19,795,104 2.1%
9,350,000 2.750%, 7/31/2023 9,702,642 1.0%
18,820,000 2.500%, 1/31/2024 19,423,804 2.0%
8,375,000 1.250%, 8/31/2024 8,207,119 0.9%
18,125,000 2.625%, 1/31/2026 18,991,692 2.0%
9,900,000 1.375% - 2.875%,
12/15/2020 - 7/31/2025 10,068,024 1.1%
U.S. Treasury Notes, TIPS
3,257,220 0.125%, 4/15/2021 3,250,435 0.3%
Total 188,984,991
Utilities (3.2%)
Other Securities
^
30,553,558 3.2%
Total 30,553,558
Total Long-Term Fixed Income
(cost $898,402,788) 909,250,668
Shares
Registered Investment
Companies ( 2.1% ) Value
% of Net
Assets
Unaffiliated  (2.1%)
245,500 Vanguard Short-Term Corporate
Bond ETF 19,892,865 2.1%
Total 19,892,865
Total Registered Investment
Companies (cost $19,856,608) 19,892,865
Shares Preferred Stock ( 0.2% ) Value
% of Net
Assets
Financials (0.2%)
Other Securities
^
1,834,800 0.2%
Total 1,834,800
Total Preferred Stock
(cost $1,821,600) 1,834,800

Limited Maturity Bond Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
138
Shares Common Stock ( <0.1% ) Value
% of Net
Assets
Energy (<0.1%)
Other Securities
^
$ 159,059 <0.1%
Total 159,059
Total Common Stock
(cost $793,888)
159,059
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
% of Net
Assets
220,000 Thrivent Cash Management
Trust 220,000 <0.1%
Total Collateral Held for
Securities Loaned
(cost $220,000) 220,000
Shares or
Principal
Amount Short-Term Investments ( 4.0% ) Value
% of Net
Assets
Federal Home Loan Bank
Discount Notes
1,000,000 1.570%, 3/4/2020
e,f
997,313 0.1%
Thrivent Core Short-Term
Reserve Fund
3,682,212 1.970% 36,822,123 3.9%
Total Short-Term Investments
(cost $37,819,375) 37,819,436
Total Investments (cost
$962,079,372) 102.4% $972,297,684
Other Assets and Liabilities,
Net (2.4%) (23,073,732)
Total Net Assets 100.0% $949,223,952
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of December 31, 2019, the value of these investments was $384,394,047 or 40.5% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
December 31, 2019. The rates of certain variable rate
securities are based on a published reference rate and spread;
these may vary by security and the reference rate and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of December
31, 2019.
d Denotes investments purchased on a when-issued or delayed
delivery basis.
e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond Portfolio as of December 31, 2019:
Securities Lending Transactions
Long-Term Fixed Income $ 212,250
Total lending $212,250
Gross amount payable upon return of
collateral for securities loaned $220,000
Net amounts due to counterparty $7,750
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 10,903,547
Gross unrealized depreciation (2,945,452)
Net unrealized appreciation (depreciation) $ 7,958,095
Cost for federal income tax purposes $ 965,034,375

Limited Maturity Bond Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
139
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Limited Maturity Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 142,073 – 142,073 –
Capital Goods 254,949 – 254,949 –
Communications Services 434,127 – 331,903 102,224
Consumer Cyclical 183,808 – 183,808 –
Consumer Non-Cyclical 1,018,862 – 1,018,862 –
Energy 299,751 – 299,751 –
Financials 491,643 – 491,643 –
Technology 295,643 – 295,643 –
Long-Term Fixed Income
Asset-Backed Securities 181,965,340 – 181,965,340 –
Basic Materials 7,375,595 – 7,375,595 –
Capital Goods 11,772,297 – 11,772,297 –
Collateralized Mortgage Obligations 186,106,336 – 186,106,336 –
Commercial Mortgage-Backed Securities 3,180,223 – 3,180,223 –
Communications Services 17,114,779 – 17,114,779 –
Consumer Cyclical 16,955,179 – 16,955,179 –
Consumer Non-Cyclical 37,968,241 – 37,968,241 –
Energy 28,648,816 – 28,648,816 –
Financials 125,021,695 – 125,021,695 –
Mortgage-Backed Securities 38,223,681 – 38,223,681 –
Technology 13,111,997 – 13,111,997 –
Transportation 22,267,940 – 22,267,940 –
U.S. Government & Agencies 188,984,991 – 188,984,991 –
Utilities 30,553,558 – 30,553,558 –
Registered Investment Companies
Unaffiliated 19,892,865 19,892,865 – –
Preferred Stock
Financials 1,834,800 1,834,800 – –
Common Stock
Energy 159,059 159,059 – –
Short-Term Investments 997,313 – 997,313 –
Subtotal Investments in Securities $935,255,561 $21,886,724 $913,266,613 $102,224
Other Investments  * Total
Affiliated Short-Term Investments 36,822,123
Collateral Held for Securities Loaned 220,000
Subtotal Other Investments $37,042,123
Total Investments at Value $972,297,684
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 821,210 821,210 – –
Total Asset Derivatives $821,210 $821,210 $– $–
Liability Derivatives
Futures Contracts 126,424 126,424 – –
Total Liability Derivatives $126,424 $126,424 $– $–

Limited Maturity Bond Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
140
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table presents Limited Maturity Bond Portfolio's futures contracts held as of December 31, 2019. Investments and/or cash totaling $997,313 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 353 March 2020 $ 76,133,258 ( $ 61,757)
CME Ultra Long Term U.S. Treasury Bond 3 March 2020 561,877 (16,908)
Ultra 10-Yr. U.S. Treasury Note 27 March 2020 3,846,743 (47,759)
Total Futures Long Contracts $ 80,541,878 ( $ 126,424)
CBOT 10-Yr. U.S. Treasury Note (242) March 2020 ( $ 31,320,893) $ 242,798
CBOT 5-Yr. U.S. Treasury Note (817) March 2020 (97,347,474) 443,610
CBOT U.S. Long Bond (52) March 2020 (8,241,927) 134,802
Total Futures Short Contracts ( $ 136,910,294) $821,210
Total Futures Contracts ( $ 56,368,416) $694,786
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2019, for Limited Maturity Bond
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 821,210
Total Interest Rate Contracts 821,210
Total Asset Derivatives $821,210
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 126,424
Total Interest Rate Contracts 126,424
Total Liability Derivatives $126,424
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2019, for Limited
Maturity Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 10,488
Futures Net realized gains/(losses) on Futures contracts (6,416,793)
Total Interest Rate Contracts
(6,406,305)
Total ($6,406,305)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended
December 31, 2019, for Limited Maturity Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,376,504
Total Interest Rate Contracts 2,376,504
Total $2,376,504

Limited Maturity Bond Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
141
The following table presents Limited Maturity Bond Portfolio's average volume of derivative activity during the period ended December 31, 2019.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $130,589,811
Futures - Short (127,532,887)
Written Options (249,001)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $36,786 $327,769 $327,733 $36,822 3,682 3.9%
Total Affiliated Short-Term Investments 36,786 36,822 3.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,375 10,837 11,992 220 220 <0.1
Total Collateral Held for Securities Loaned 1,375 220 <0.1
Total Value $38,161 $37,042
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $– $– 0 $1,348
Total Income/Non Income Cash from Affiliated Investments $1,348
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $– $– $0

Low Volatility Equity Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
142
Shares Common Stock ( 95.4% ) Value
Communications Services (7.8%)
2,769 Auto Trader Group plc
a
$ 21,867
2,983 BCE, Inc. 138,198
5,640 Deutsche Telekom AG 92,170
2,603 Elisa Oyj 143,800
451,000 HKT Trust and HKT, Ltd. 635,589
7,000 Nippon Telegraph & Telephone
Corporation 176,916
26,900 NTT DOCOMO, Inc. 749,330
589,000 PCCW, Ltd. 348,509
7,611 Proximus SA 218,085
1,481 Rogers Communications, Inc. 73,540
12,627 Verizon Communications, Inc. 775,298
Total 3,373,302
Consumer Discretionary (8.2%)
2,800 Benesse Holdings, Inc. 73,597
616 Berkeley Group Holdings plc 39,647
92 Hermes International 68,918
2,534 Home Depot, Inc. 553,375
2,228 McDonald's Corporation 440,275
20,700 Nissan Motor Company, Ltd. 119,951
8,500 Park24 Company, Ltd. 208,131
9,100 Rinnai Corporation 711,158
461 Ross Stores, Inc. 53,670
2,700 Sankyo Company, Ltd. 89,675
3,300 Sekisui House, Ltd. 70,471
3,600 SHIMAMURA Company, Ltd. 273,686
21,104 SmartCentres REIT 507,224
4,731 TJX Companies, Inc. 288,875
7,900 Yamada Denki Company, Ltd. 41,918
Total 3,540,571
Consumer Staples (14.8%)
1,111 Carlsberg AS 165,801
14,163 Coca-Cola Company 783,922
1,739 Colgate-Palmolive Company 119,713
825 Diageo plc 34,763
474 Hershey Company 69,669
24,900 Japan Tobacco, Inc. 555,184
216 Kerry Group plc 26,918
7,654 Koninklijke Ahold Delhaize NV 191,905
6,400 Lawson, Inc. 363,281
58 Lindt & Spruengli AG 450,372
1,019 Loblaw Companies, Ltd. 52,576
1,481 Mondelez International, Inc. 81,573
6,230 Nestle SA 674,493
10,961 Orkla ASA 111,153
5,602 PepsiCo, Inc. 765,625
5,494 Procter & Gamble Company 686,201
7,900 Sundrug Company, Ltd. 285,838
1,306 Sysco Corporation 111,715
700 TSURUHA Holdings, Inc. 89,879
4,291 Unilever NV 246,265
2,417 Unilever plc 138,356
3,065 Wal-Mart Stores, Inc. 364,245
Total 6,369,447
Financials (13.4%)
572 Alleghany Corporation
b
457,354
3,009 Allstate Corporation 338,362
4,715 American Financial Group, Inc. 517,000
1,883 Aon plc 392,210
5,994 Arthur J. Gallagher & Company 570,809
3,017 Baloise Holding AG 546,033
1,731 Berkshire Hathaway, Inc.
b
392,072
Shares Common Stock ( 95.4% ) Value
Financials (13.4%) - continued
1,518 Chubb, Ltd. $ 236,292
25,844 CI Financial Corporation 432,077
1,203 Deutsche Boerse AG 188,646
15,227 Israel Discount Bank, Ltd. 70,717
145 Markel Corporation
b
165,760
5,289 Marsh & McLennan Companies, Inc. 589,248
840 Pargesa Holding SA 69,788
103 Reinsurance Group of America, Inc. 16,795
10,253 Toronto-Dominion Bank 575,046
1,159 W.R. Berkley Corporation 80,087
792 Willis Towers Watson plc 159,936
Total 5,798,232
Health Care (11.3%)
1,018 Abbott Laboratories 88,424
165 Amgen, Inc. 39,777
713 Baxter International, Inc. 59,621
3,825 Danaher Corporation 587,061
2,198 Eli Lilly and Company 288,883
11,668 GlaxoSmithKline plc 274,165
3,875 Johnson & Johnson 565,246
2,842 Medtronic plc 322,425
5,099 Merck & Company, Inc. 463,754
3,691 Novartis AG 349,499
6,596 Novo Nordisk AS 382,231
2,070 Roche Holding AG 672,756
395 Sonova Holding AG 90,300
862 Stryker Corporation 180,968
1,688 UnitedHealth Group, Inc. 496,238
Total 4,861,348
Industrials (8.4%)
631 AMETEK, Inc. 62,936
883 Geberit AG 495,611
809 General Dynamics Corporation 142,667
2,566 Honeywell International, Inc. 454,182
1,343 Lockheed Martin Corporation 522,937
12,900 Mitsubishi Corporation 341,739
9,450 RELX plc 238,551
3,567 Republic Services, Inc. 319,710
16 SGS SA 43,819
100 Sumitomo Corporation 1,485
1,362 United Technologies Corporation 203,973
1,925 Verisk Analytics, Inc. 287,480
1,168 Waste Connections, Inc. 106,043
3,411 Waste Management, Inc. 388,718
Total 3,609,851
Information Technology (8.1%)
1,691 Accenture plc 356,074
2,448 Amphenol Corporation 264,947
1,841 Automatic Data Processing, Inc. 313,890
13,200 Canon, Inc.
c
361,264
7,537 CGI, Inc.
b
630,739
2,827 Cisco Systems, Inc. 135,583
951 Fiserv, Inc.
b
109,964
395 Jack Henry & Associates, Inc. 57,540
1,790 MasterCard, Inc. 534,476
2,459 Microsoft Corporation 387,784
1,722 Paychex, Inc. 146,473
1,314 Synopsys, Inc.
b
182,909
Total 3,481,643

Low Volatility Equity Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
143
Shares Common Stock ( 95.4% ) Value
Materials (1.3%)
5,492 Kirkland Lake Gold, Ltd. $ 242,087
7,569 Newmont Mining Corporation 328,873
Total 570,960
Real Estate (14.3%)
925 American Tower Corporation 212,583
377,232 Ascendas REIT 833,439
2,398 AvalonBay Communities, Inc. 502,861
2,785 Camden Property Trust 295,488
90,700 CapitaLand Mall Trust 166,032
2,400 Daito Trust Construction Company,
Ltd. 296,583
6,345 Equity Residential 513,437
37,620 First Capital REIT 598,826
3,391 H&R REIT 55,100
37,000 Hang Lung Properties, Ltd. 81,243
6,717 Klepierre SA 255,542
5,000 Link REIT 52,970
208,300 Mapletree Commercial Trust 370,410
3,004 Quebecor, Inc. 76,664
37,261 RioCan REIT 767,860
7,294 Swiss Prime Site AG 843,874
98 United Urban Investment Corporation 184,050
33,284 Vicinity Centres 58,216
Total 6,165,178
Utilities (7.8%)
1,375 Ameren Corporation 105,600
4,221 American Electric Power Company,
Inc. 398,927
8,033 Consolidated Edison, Inc. 726,746
6,084 DTE Energy Company 790,129
6,418 Duke Energy Corporation 585,386
19,480 Enel SPA 154,746
305 NextEra Energy, Inc. 73,859
2,353 Pinnacle West Capital Corporation 211,605
1,000 Southern Company 63,700
4,143 Xcel Energy, Inc. 263,039
Total 3,373,737
Total Common Stock
(cost $36,595,732) 41,144,269
Shares
Collateral Held for Securities Loaned
( 0.8% ) Value
360,000 Thrivent Cash Management Trust 360,000
Total Collateral Held for Securities
Loaned
(cost $360,000) 360,000
Shares or
Principal
Amount Short-Term Investments ( 4.2% ) Value
Federal Home Loan Bank Discount
Notes
200,000 1.535%, 2/12/2020
d,e
199,654
Shares or
Principal
Amount Short-Term Investments ( 4.2% ) Value
Thrivent Core Short-Term Reserve
Fund
158,750 1.970% $ 1,587,497
Total Short-Term Investments (cost
$1,787,139) 1,787,151
Total Investments (cost
$38,742,871) 100.4% $43,291,420
Other Assets and Liabilities, Net
(0.4%) (163,528)
Total Net Assets 100.0% $43,127,892
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of December 31, 2019, the value of these investments was $21,867 or 0.1% of total
net assets.
b Non-income producing security.
c All or a portion of the security is on loan.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Low Volatility Equity Portfolio as of December 31, 2019:
Securities Lending Transactions
Common Stock $ 342,106
Total lending $342,106
Gross amount payable upon return of
collateral for securities loaned $360,000
Net amounts due to counterparty $17,894
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a w hole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 4,772,671
Gross unrealized depreciation (331,191)
Net unrealized appreciation (depreciation) $ 4,441,480
Cost for federal income tax purposes $ 38,855,022

Low Volatility Equity Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
144
Reference Description:
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Low Volatility Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,373,302 775,298 2,598,004 –
Consumer Discretionary 3,540,571 1,336,195 2,204,376 –
Consumer Staples 6,369,447 2,982,663 3,386,784 –
Financials 5,798,232 3,915,925 1,882,307 –
Health Care 4,861,348 3,092,397 1,768,951 –
Industrials 3,609,851 2,488,646 1,121,205 –
Information Technology 3,481,643 2,489,640 992,003 –
Materials 570,960 328,873 242,087 –
Real Estate 6,165,178 1,524,369 4,640,809 –
Utilities 3,373,737 3,218,991 154,746 –
Short-Term Investments 199,654 – 199,654 –
Subtotal Investments in Securities $41,343,923 $22,152,997 $19,190,926 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,587,497
Collateral Held for Securities Loaned 360,000
Subtotal Other Investments $1,947,497
Total Investments at Value $43,291,420
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 5,082 5,082 – –
Total Asset Derivatives $5,082 $5,082 $– $–
The following table presents Low Volatility Equity Portfolio's futures contracts held as of December 31, 2019. Investments and/or cash totaling $199,654 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
Eurex MSCI World Index 20 March 2020 $ 1,379,918 $ 5,082
Total Futures Long Contracts $ 1,379,918 $ 5,082
Total Futures Contracts $ 1,379,918 $5,082
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2019, for Low Volatility Equity Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to
Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 5,082
Total Equity Contracts 5,082
Total Asset Derivatives $5,082
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Low Volatility Equity Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
145
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2019, for Low
Volatility Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 32,082
Total Equity Contracts
32,082
Total $32,082
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended
December 31, 2019, for Low Volatility Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 14,103
Total Equity Contracts 14,103
Total $14,103
The following table presents Low Volatility Equity Portfolio's average volume of derivative activity during the period ended December 31, 2019.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $535,154
Futures - Short (4,424)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $582 $16,191 $15,186 $1,587 159 3.7%
Total Affiliated Short-Term Investments 582 1,587 3.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 1,798 1,438 360 360 0.8
Total Collateral Held for Securities Loaned – 360 0.8
Total Value $582 $1,947
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $– $– 0 $16
Total Income/Non Income Cash from Affiliated Investments $16
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total Value $– $– $0

Mid Cap Index Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
146
Shares Common Stock ( 96.5% ) Value
% of Net
Assets
Communications Services (1.7%)
1,313 Cable One, Inc. $ 1,954,361 0.4%
Other Securities
^
6,483,364 1.3%
Total 8,437,725
Consumer Discretionary (13.7%)
145,838 Caesars Entertainment
Corporation
a
1,983,397 0.4%
10,687 Domino's Pizza, Inc. 3,139,627 0.6%
14,378 Lear Corporation 1,972,662 0.4%
10,462 Pool Corporation 2,221,920 0.5%
47,760 Service Corporation
International 2,198,393 0.4%
Other Securities
^
55,913,489 11.4%
Total 67,429,488
Consumer Staples (2.8%)
Other Securities
^
13,838,883 2.8%
Total 13,838,883
Energy (2.0%)
Other Securities
^
10,035,032 2.0%
Total 10,035,032
Financials (16.0%)
3,761 Alleghany Corporation
a
3,007,183 0.6%
19,557 American Financial Group, Inc. 2,144,425 0.4%
61,103 Brown & Brown, Inc. 2,412,346 0.5%
9,915 FactSet Research Systems, Inc. 2,660,195 0.5%
16,360 Reinsurance Group of America,
Inc. 2,667,662 0.5%
11,539 RenaissanceRe Holdings, Ltd. 2,261,875 0.5%
32,979 SEI Investments Company 2,159,465 0.4%
Other Securities
^
61,788,071 12.6%
Total 79,101,222
Health Care (9.4%)
5,646 Bio-Rad Laboratories, Inc.
a
2,089,189 0.4%
9,958 Bio- Techne Corporation 2,185,881 0.4%
38,230 Catalent , Inc.
a
2,152,349 0.4%
17,444 Hill-Rom Holdings, Inc. 1,980,417 0.4%
12,819 Masimo Corporation
a
2,026,171 0.4%
16,383 Molina Healthcare, Inc.
a
2,223,009 0.5%
19,333 West Pharmaceutical Services,
Inc. 2,906,330 0.6%
Other Securities
^
30,880,708 6.3%
Total 46,444,054
Industrials (15.3%)
14,808 Carlisle Companies, Inc. 2,396,527 0.5%
43,579 Graco , Inc. 2,266,108 0.5%
14,211 Hubbell, Inc. 2,100,670 0.4%
9,162 Lennox International, Inc. 2,235,253 0.4%
13,369 Nordson Corporation 2,177,008 0.4%
9,529 Teledyne Technologies, Inc.
a
3,302,180 0.7%
Shares Common Stock ( 96.5% ) Value
% of Net
Assets
Industrials (15.3%) - continued
27,854 Toro Company $ 2,219,128 0.4%
Other Securities
^
59,025,335 12.0%
Total 75,722,209
Information Technology (14.8%)
44,654 Cognex Corporation 2,502,410 0.5%
96,500 Cypress Semiconductor
Corporation 2,251,345 0.5%
7,568 Fair Isaac Corporation
a
2,835,578 0.6%
27,160 PTC, Inc.
a
2,034,012 0.4%
43,787 Teradyne, Inc. 2,985,835 0.6%
65,097 Trimble, Inc.
a
2,713,894 0.5%
10,187 Tyler Technologies, Inc.
a
3,056,304 0.6%
11,079 Universal Display Corporation 2,283,050 0.5%
11,311 WEX, Inc.
a
2,369,202 0.5%
Other Securities
^
50,261,246 10.1%
Total 73,292,876
Materials (5.9%)
17,417 Reliance Steel & Aluminum
Company 2,085,860 0.4%
17,139 Royal Gold, Inc. 2,095,243 0.4%
33,885 RPM International, Inc. 2,601,013 0.5%
Other Securities
^
22,240,770 4.6%
Total 29,022,886
Real Estate (10.5%)
25,302 Camden Property Trust 2,684,542 0.5%
13,466 Jones Lang LaSalle, Inc. 2,344,296 0.5%
25,484 Kilroy Realty Corporation 2,138,108 0.4%
22,474 Lamar Advertising Company 2,006,029 0.4%
41,225 Liberty Property Trust 2,475,561 0.5%
135,204 Medical Properties Trust, Inc. 2,854,156 0.6%
44,848 National Retail Properties, Inc. 2,404,750 0.5%
57,093 Omega Healthcare Investors,
Inc. 2,417,889 0.5%
Other Securities
^
32,697,339 6.6%
Total 52,022,670
Utilities (4.4%)
56,398 Aqua America, Inc. 2,647,322 0.5%
52,305 OGE Energy Corporation 2,326,003 0.5%
54,613 UGI Corporation 2,466,323 0.5%
Other Securities
^
14,298,761 2.9%
Total 21,738,409
Total Common Stock
(cost $383,769,107) 477,085,454
Shares
Collateral Held for Securities
Loaned ( 1.9% ) Value
% of Net
Assets
9,594,570 Thrivent Cash Management
Trust 9,594,570 1.9%
Total Collateral Held for
Securities Loaned
(cost $9,594,570) 9,594,570

Mid Cap Index Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
147
Shares or
Principal
Amount Short-Term Investments ( 3.3% ) Value
% of Net
Assets
Thrivent Core Short-Term
Reserve Fund
1,577,896 1.970% $ 15,778,964 3.2%
Other Securities
^
598,232 0.1%
Total Short-Term Investments
(cost $16,377,192) 16,377,196
Total Investments (cost
$409,740,869) 101.7% $503,057,220
Other Assets and Liabilities,
Net (1.7%) (8,417,569)
Total Net Assets 100.0% $494,639,651
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of
December 31, 2019:
Securities Lending Transactions
Common Stock $ 9,315,720
Total lending $9,315,720
Gross amount payable upon return of
collateral for securities loaned $9,594,570
Net amounts due to counterparty $278,850
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 116,510,160
Gross unrealized depreciation (25,169,441)
Net unrealized appreciation (depreciation) $ 91,340,719
Cost for federal income tax purposes $ 411,894,419

Mid Cap Index Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
148
Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 8,437,725 8,437,725 – –
Consumer Discretionary 67,429,488 67,429,488 – –
Consumer Staples 13,838,883 13,838,883 – –
Energy 10,035,032 10,035,032 – –
Financials 79,101,222 79,101,222 – –
Health Care 46,444,054 46,444,054 – –
Industrials 75,722,209 75,722,209 – –
Information Technology 73,292,876 73,292,876 – –
Materials 29,022,886 29,022,886 – –
Real Estate 52,022,670 52,022,670 – –
Utilities 21,738,409 21,738,409 – –
Short-Term Investments 598,232 – 598,232 –
Subtotal Investments in Securities $477,683,686 $477,085,454 $598,232 $–
Other Investments  * Total
Affiliated Short-Term Investments 15,778,964
Collateral Held for Securities Loaned 9,594,570
Subtotal Other Investments $25,373,534
Total Investments at Value $503,057,220
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 177,918 177,918 – –
Total Asset Derivatives $177,918 $177,918 $– $–
The following table presents Mid Cap Index Portfolio's futures contracts held as of December 31, 2019. Investments and/or cash totaling $598,232 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index 85 March 2020 $ 17,372,882 $ 177,918
Total Futures Long Contracts $ 17,372,882 $ 177,918
Total Futures Contracts $ 17,372,882 $177,918
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2019, for Mid Cap Index Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to
Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 177,918
Total Equity Contracts 177,918
Total Asset Derivatives $177,918

Mid Cap Index Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
149
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2019, for Mid
Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 1,081,755
Total Equity Contracts
1,081,755
Total $1,081,755
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended
December 31, 2019, for Mid Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 171,005
Total Equity Contracts 171,005
Total $171,005
The following table presents Mid Cap Index Portfolio's average volume of derivative activity during the period ended December 31, 2019.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $7,683,678
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $1,133 $55,710 $41,064 $15,779 1,578 3.2%
Total Affiliated Short-Term Investments 1,133 15,779 3.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 10,544 112,310 113,259 9,595 9,595 1.9
Total Collateral Held for Securities Loaned 10,544 9,595 1.9
Total Value $11,677 $25,374
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $– $– 0 $170
Total Income/Non Income Cash from Affiliated Investments $170
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 52
Total Affiliated Income from Securities Loaned, Net $52
Total Value $– $– $0

Mid Cap Stock Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
150
Shares Common Stock ( 95.3% ) Value
Communications Services (4.0%)
762,900 DISH Network Corporation
a
$ 27,060,063
760,075 Twitter, Inc.
a
24,360,404
576,922 Zillow Group, Inc.
a
26,388,412
Total 77,808,879
Consumer Discretionary (10.4%)
127,115 Burlington Stores, Inc.
a
28,986,033
601,713 Etsy, Inc.
a
26,655,886
163,575 Lululemon Athletica, Inc.
a
37,895,420
418,900 Norwegian Cruise Line Holdings,
Ltd.
a
24,467,949
9,258 NVR, Inc.
a
35,258,260
218,297 RH
a,b
46,606,410
Total 199,869,958
Consumer Staples (1.7%)
1,262,830 Hain Celestial Group, Inc.
a
32,776,753
Total 32,776,753
Energy (4.1%)
273,350 Diamondback Energy, Inc. 25,383,281
449,975 EQT Corporation 4,904,727
2,146,357 Patterson-UTI Energy, Inc. 22,536,749
1,829,076 WPX Energy, Inc.
a
25,131,504
Total 77,956,261
Financials (17.9%)
1,193,350 Ally Financial, Inc. 36,468,776
1,031,200 Assured Guaranty, Ltd. 50,549,424
874,450 E*TRADE Financial Corporation 39,673,796
300,021 First Republic Bank 35,237,466
331,292 Hartford Financial Services Group,
Inc. 20,132,615
2,277,300 KeyCorp 46,092,552
35,540 Markel Corporation
a
40,628,262
1,094,150 Radian Group, Inc. 27,528,814
909,240 Zions Bancorporations NA 47,207,741
Total 343,519,446
Health Care (7.6%)
175,395 Alexion Pharmaceuticals, Inc.
a
18,968,969
875,800 Bausch Health Companies, Inc.
a
26,203,936
115,275 Edwards Lifesciences Corporation
a
26,892,505
180,875 Jazz Pharmaceuticals, Inc.
a
27,001,020
171,976 Ligand Pharmaceuticals, Inc.
a,b
17,935,377
205,003 Universal Health Services, Inc. 29,409,730
Total 146,411,537
Industrials (17.2%)
388,150 AGCO Corporation 29,984,587
726,978 Altra Industrial Motion Corporation 26,323,873
238,425 Huntington Ingalls Industries, Inc. 59,816,064
770,294 Kennametal, Inc. 28,416,146
128,709 Old Dominion Freight Line, Inc. 24,426,394
1,075,612 Southwest Airlines Company 58,061,536
387,400 United Airlines Holdings, Inc.
a
34,126,066
172,879 United Rentals, Inc.
a
28,831,031
273,880 Verisk Analytics, Inc. 40,901,239
Total 330,886,936
Information Technology (14.3%)
631,048 Advanced Micro Devices, Inc.
a
28,939,861
Shares Common Stock ( 95.3% ) Value
Information Technology (14.3%) - continued
648,550 Akamai Technologies, Inc.
a
$ 56,021,749
244,673 Alliance Data Systems Corporation 27,452,310
126,204 ANSYS, Inc.
a
32,486,172
675,900 Ciena Corporation
a
28,854,171
172,847 KLA-Tencor Corporation 30,796,150
119,105 Nice, Ltd. ADR
a,b
18,479,141
626,207 Nuance Communications, Inc.
a
11,165,271
594,572 Teradyne, Inc. 40,543,865
Total 274,738,690
Materials (3.0%)
469,750 Ball Corporation 30,378,732
775,163 Steel Dynamics, Inc. 26,386,549
Total 56,765,281
Real Estate (8.7%)
230,000 Alexandria Real Estate Equities, Inc. 37,163,400
360,350 Camden Property Trust 38,233,135
183,750 Digital Realty Trust, Inc. 22,002,225
446,315 Douglas Emmett, Inc. 19,593,229
836,800 Duke Realty Corporation 29,011,856
1,122,748 Host Hotels & Resorts, Inc. 20,826,975
Total 166,830,820
Utilities (6.4%)
576,650 Alliant Energy Corporation 31,554,288
485,850 CMS Energy Corporation 30,530,814
323,400 Entergy Corporation 38,743,320
374,350 Public Service Enterprise Group, Inc. 22,105,368
Total 122,933,790
Total Common Stock
(cost $1,352,661,499) 1,830,498,351
Shares
Collateral Held for Securities Loaned
( 2.9% ) Value
55,911,080 Thrivent Cash Management Trust 55,911,080
Total Collateral Held for Securities
Loaned
(cost $55,911,080) 55,911,080
Shares Short-Term Investments ( 4.5% ) Value
Thrivent Core Short-Term Reserve
Fund
8,640,249 1.970% 86,402,493
Total Short-Term Investments (cost
$86,402,493) 86,402,493
Total Investments (cost
$1,494,975,072) 102.7% $1,972,811,924
Other Assets and Liabilities, Net
(2.7%) (51,356,266)
Total Net Assets 100.0% $1,921,455,658
a Non-income producing security.
b All or a portion of the security is on loan.

Mid Cap Stock Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
151
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of
December 31, 2019:
Securities Lending Transactions
Common Stock $ 54,960,012
Total lending $54,960,012
Gross amount payable upon return of
collateral for securities loaned $55,911,080
Net amounts due to counterparty $951,068
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 544,759,016
Gross unrealized depreciation (66,964,354)
Net unrealized appreciation (depreciation) $ 477,794,662
Cost for federal income tax purposes $ 1,495,017,262
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 77,808,879 77,808,879 – –
Consumer Discretionary 199,869,958 199,869,958 – –
Consumer Staples 32,776,753 32,776,753 – –
Energy 77,956,261 77,956,261 – –
Financials 343,519,446 343,519,446 – –
Health Care 146,411,537 146,411,537 – –
Industrials 330,886,936 330,886,936 – –
Information Technology 274,738,690 274,738,690 – –
Materials 56,765,281 56,765,281 – –
Real Estate 166,830,820 166,830,820 – –
Utilities 122,933,790 122,933,790 – –
Subtotal Investments in Securities $1,830,498,351 $1,830,498,351 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 86,402,493
Collateral Held for Securities Loaned 55,911,080
Subtotal Other Investments $142,313,573
Total Investments at Value $1,972,811,924
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
152
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $68,916 $195,287 $177,801 $86,402 8,640 4.5%
Total Affiliated Short-Term Investments 68,916 86,402 4.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 16,828 407,343 368,260 55,911 55,911 2.9
Total Collateral Held for Securities Loaned 16,828 55,911 2.9
Total Value $85,744 $142,313
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $– $– 1 $1,457
Total Income/Non Income Cash from Affiliated Investments $1,457
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 74
Total Affiliated Income from Securities Loaned, Net $74
Total Value $– $– $1

Moderate Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
153
Principal
Amount Bank Loans ( 1.6% ) Value
% of Net
Assets
Basic Materials (0.1%)
Other Securities
^
$ 8,709,860 0.1%
Total 8,709,860
Capital Goods (0.1%)
Other Securities
^
15,657,889 0.1%
Total 15,657,889
Communications Services (0.3%)
Other Securities
^
27,864,385 0.3%
Total 27,864,385
Consumer Cyclical (0.3%)
Other Securities
^
28,282,532 0.3%
Total 28,282,532
Consumer Non-Cyclical (0.4%)
Other Securities
^
38,880,042 0.4%
Total 38,880,042
Energy (0.1%)
Other Securities
^
10,249,945 0.1%
Total 10,249,945
Financials (0.2%)
Other Securities
^
20,121,805 0.2%
Total 20,121,805
Technology (0.1%)
Other Securities
^
11,546,218 0.1%
Total 11,546,218
Utilities (<0.1%)
Other Securities
^
2,214,155 <0.1%
Total 2,214,155
Total Bank Loans
(cost $166,641,740) 163,526,831
Shares
Registered Investment
Companies ( 38.2% ) Value
% of Net
Assets
Unaffiliated  (0.5%)
117,307 SPDR S&P 500 ETF Trust 37,756,431 0.4%
Other Securities
^
21,410,364 0.1%
Total 59,166,795
Affiliated  (37.7%)
21,277,209 Thrivent Core Emerging Markets
Debt Fund 211,495,456 2.0%
10,770,058 Thrivent Core International
Equity Fund 105,008,067 1.0%
Shares
Registered Investment
Companies ( 38.2% ) Value
% of Net
Assets
Affiliated  (37.7%) - continued
27,931,266 Thrivent Core Low Volatility
Equity Fund $ 332,940,690 3.2%
27,107,661 Thrivent Global Stock Portfolio 378,859,388 3.6%
41,325,854 Thrivent High Yield Portfolio 197,930,178 1.9%
57,477,731 Thrivent Income Portfolio 609,212,213 5.9%
55,936,322 Thrivent International Allocation
Portfolio 574,102,443 5.5%
35,530,142 Thrivent Large Cap Value
Portfolio 681,755,915 6.5%
33,798,511 Thrivent Limited Maturity Bond
Portfolio 335,345,451 3.2%
20,466,490 Thrivent Mid Cap Stock Portfolio 398,222,635 3.8%
5,622,490 Thrivent Small Cap Stock
Portfolio 109,620,570 1.1%
Total 3,934,493,006
Total Registered Investment
Companies (cost
$3,371,255,907) 3,993,659,801
Shares Common Stock ( 28.5% ) Value
% of Net
Assets
Communications Services (1.5%)
44,863 Alphabet, Inc., Class A
a
60,089,054 0.6%
178,017 Facebook, Inc.
a
36,537,989 0.4%
Other Securities
^
65,101,784 0.5%
Total 161,728,827
Consumer Discretionary (3.3%)
47,530 Amazon.com, Inc.
a
87,827,835 0.9%
119,894 Home Depot, Inc. 26,182,452 0.3%
Other Securities
^
226,781,324 2.1%
Total 340,791,611
Consumer Staples (1.0%)
Other Securities
^
100,347,123 1.0%
Total 100,347,123
Energy (0.8%)
Other Securities
^
84,627,451 0.8%
Total 84,627,451
Financials (4.3%)
635,733 Bank of America Corporation 22,390,516 0.2%
Other Securities
^
432,884,610 4.1%
Total 455,275,126
Health Care (4.1%)
29,715 Intuitive Surgical, Inc.
a
17,566,022 0.2%
138,178 Johnson & Johnson 20,156,025 0.2%
57,968 Thermo Fisher Scientific, Inc. 18,832,064 0.2%
109,581 UnitedHealth Group, Inc. 32,214,622 0.3%
170,713 Zoetis, Inc. 22,593,866 0.2%
Other Securities
^
319,387,484 3.0%
Total 430,750,083

Moderate Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
154
Shares Common Stock ( 28.5% ) Value
% of Net
Assets
Industrials (3.8%)
164,446 Honeywell International, Inc. $ 29,106,942 0.3%
Other Securities
^
368,588,170 3.5%
Total 397,695,112
Information Technology (7.0%)
246,684 Apple, Inc. 72,438,757 0.7%
477,698 Cisco Systems, Inc. 22,910,396 0.2%
261,368 Dolby Laboratories, Inc. 17,982,118 0.2%
126,520 MasterCard, Inc. 37,777,607 0.4%
608,922 Microsoft Corporation 96,026,999 0.9%
171,995 PayPal Holdings, Inc.
a
18,604,699 0.2%
117,605 Salesforce.com, Inc.
a
19,127,277 0.2%
76,245 ServiceNow, Inc.
a
21,525,488 0.2%
175,970 Texas Instruments, Inc. 22,575,191 0.2%
209,289 Visa, Inc. 39,325,403 0.4%
Other Securities
^
360,533,078 3.4%
Total 728,827,013
Materials (1.0%)
Other Securities
^
106,239,859 1.0%
Total 106,239,859
Real Estate (1.4%)
Other Securities
^
143,245,612 1.4%
Total 143,245,612
Utilities (0.3%)
Other Securities
^
30,919,824 0.3%
Total 30,919,824
Total Common Stock
(cost $2,177,061,325) 2,980,447,641
Principal
Amount
Long-Term Fixed Income
( 28.3% ) Value
% of Net
Assets
Asset-Backed Securities (1.1%)
Other Securities
^
114,562,737 1.1%
Total 114,562,737
Basic Materials (0.2%)
Other Securities
^
25,541,258 0.2%
Total 25,541,258
Capital Goods (0.5%)
Other Securities
^
48,315,515 0.5%
Total 48,315,515
Collateralized Mortgage Obligations (0.8%)
Federal Home Loan Mortgage
Corporation - REMIC
$ 11,857,035 3.000% - 4.000%,
7/15/2031 - 7/15/2046,
Ser. 4104, Class KI
b
2,075,313 <0.1%
Principal
Amount
Long-Term Fixed Income
( 28.3% ) Value
% of Net
Assets
Collateralized Mortgage Obligations (0.8%) -
continued
$ 6,550,000 3.859%, 11/25/2028,
Ser. K086, Class A2
c,d
$ 7,230,385 0.1%
Federal National Mortgage
Association - REMIC
8,774,885 3.000%, 12/25/2027,
Ser. 2012-137, Class AI
b
631,249 <0.1%
Other Securities
^
72,534,734 0.7%
Total 82,471,681
Commercial Mortgage-Backed Securities
(0.8%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,746,875 3.000%, 3/15/2045, Ser.
4741, Class GA 1,777,557 <0.1%
Federal National Mortgage
Association
16,808,928 4.500%, 5/1/2048 17,720,365 0.2%
Federal National Mortgage
Association - ACES
9,025,000 3.639%, 8/25/2030, Ser.
2018-M12, Class A2
d
9,862,350 0.1%
5,750,000 3.555%, 9/25/2028, Ser.
2019-M1, Class A2
d
6,211,639 0.1%
3,750,000 2.961%, 2/25/2027, Ser.
2017-M7, Class A2
d
3,889,794 <0.1%
Federal National Mortgage
Association Grantor Trust
3,568,038 2.898%, 6/25/2027, Ser.
2017-T1, Class A
c
3,657,776 <0.1%
Other Securities
^
42,753,481 0.4%
Total 85,872,962
Communications Services (0.8%)
Other Securities
^
84,140,136 0.8%
Total 84,140,136
Consumer Cyclical (0.7%)
Other Securities
^
70,205,944 0.7%
Total 70,205,944
Consumer Non-Cyclical (1.1%)
Other Securities
^
119,988,909 1.1%
Total 119,988,909
Energy (0.9%)
Other Securities
^
97,010,682 0.9%
Total 97,010,682
Financials (2.1%)
Other Securities
^
217,295,008 2.1%
Total 217,295,008

Moderate Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
155
Principal
Amount
Long-Term Fixed Income
( 28.3% ) Value
% of Net
Assets
Mortgage-Backed Securities (8.7%)
Federal Home Loan Mortgage
Corporation Conventional 15-
Yr. Pass Through
$ 40,952,515 3.500%, 5/1/2034 $ 42,572,153 0.4%
Federal Home Loan Mortgage
Corporation Conventional 30-
Yr. Pass Through
42,515,947 3.000%, 8/1/2047 43,504,649 0.4%
58,003,636 3.500%, 7/1/2049 59,598,392 0.6%
Federal National Mortgage
Association
32,373,900 3.500%, 10/1/2048 33,542,131 0.3%
37,242,288 3.500%, 8/1/2049 38,676,601 0.4%
3,716,708 3.230%, 11/1/2020 3,721,867 <0.1%
Federal National Mortgage
Association Conventional 15-
Yr. Pass Through
99,950,000 2.500%, 1/1/2035
e
100,794,466 1.0%
195,503,000 3.000%, 1/1/2035
e
200,300,466 1.9%
Federal National Mortgage
Association Conventional 30-
Yr. Pass Through
267,980,000 3.000%, 1/1/2048
e
271,611,678 2.6%
68,509,258 4.000%, 7/1/2048 71,404,039 0.7%
39,019,882 3.500%, 8/1/2049 40,102,612 0.4%
4,000,000 3.500%, 1/1/2049
e
4,112,602 <0.1%
Total 909,941,656
Technology (0.5%)
Microsoft Corporation
9,300,000 3.700% - 4.750%,
11/3/2035 - 11/3/2055 11,132,257 0.2%
Other Securities
^
41,314,480 0.3%
Total 52,446,737
Transportation (0.2%)
Other Securities
^
18,767,756 0.2%
Total 18,767,756
U.S. Government & Agencies (9.2%)
U.S. Treasury Bonds
76,750,000 2.875%, 5/15/2028 82,556,352 0.8%
19,535,000 5.250%, 11/15/2028 24,855,446 0.2%
68,926,000 2.500%, 5/15/2046 70,282,620 0.7%
46,190,000 2.875%, 5/15/2049 50,854,527 0.5%
26,600,000 1.625% - 4.375%,
11/15/2027
- 11/15/2049 27,592,402 0.2%
U.S. Treasury Bonds, TIPS
244,538 2.125% - 2.375%,
1/15/2025 - 2/15/2040 291,981 <0.1%
U.S. Treasury Notes
63,255,000 1.375%, 9/30/2020 63,124,417 0.6%
34,200,000 2.500%, 2/28/2021 34,529,970 0.3%
36,909,000 1.125%, 8/31/2021 36,616,159 0.4%
150,440,000 1.500%, 9/30/2021 150,173,017 1.4%
22,855,000 1.875%, 7/31/2022 23,005,942 0.2%
82,790,000 2.500%, 1/31/2024 85,446,161 0.8%
27,885,000 2.125%, 7/31/2024 28,401,507 0.3%
33,950,000 2.250%, 11/15/2024 34,806,769 0.3%
Principal
Amount
Long-Term Fixed Income
( 28.3% ) Value
% of Net
Assets
U.S. Government & Agencies (9.2%) -
continued
$ 27,685,000 2.125%, 11/30/2024 $ 28,223,437 0.3%
56,830,000 2.625%, 1/31/2026 59,547,469 0.6%
98,850,000 2.500%, 2/28/2026 102,904,065 1.0%
60,205,000 1.375% - 2.750%,
3/31/2020 - 10/31/2024 60,676,266 0.6%
Total 963,888,507
Utilities (0.7%)
Other Securities
^
71,856,037 0.7%
Total 71,856,037
Total Long-Term Fixed Income
(cost $2,889,464,792) 2,962,305,525
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
% of Net
Assets
31,479,269 Thrivent Cash Management
Trust 31,479,269 0.3%
Total Collateral Held for
Securities Loaned
(cost $31,479,269) 31,479,269
Shares or
Principal
Amount Short-Term Investments ( 8.8% ) Value
% of Net
Assets
Federal Home Loan Bank
Discount Notes
32,200,000 1.550%, 1/7/2020
f,g
32,193,247 0.3%
24,000,000 1.665%, 1/10/2020
f,g
23,991,946 0.2%
Thrivent Core Short-Term
Reserve Fund
83,989,651 1.970% 839,896,515 8.0%
U.S. Treasury Bills
4,200,000 1.612% - 1.622%,
1/9/2020 - 1/16/2020
f
4,198,609 0.1%
Other Securities
^
21,574,970 0.2%
Total Short-Term Investments
(cost $921,849,746) 921,855,287
Total Investments (cost
$9,557,752,779) 105.7% $11,053,274,354
Other Assets and Liabilities,
Net (5.7%) (597,833,111)
Total Net Assets 100.0% $10,455,441,243

Moderate Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
156
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a Non-income producing security.
b Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
c All or a portion of the security is insured or guaranteed.
d Denotes variable rate securities. The rate shown is as of
December 31, 2019. The rates of certain variable rate
securities are based on a published reference rate and spread;
these may vary by security and the reference rate and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Portfolio as of December 31, 2019:
Securities Lending Transactions
Long-Term Fixed Income $ 3,008,709
Common Stock 27,228,034
Total lending $30,236,743
Gross amount payable upon return of
collateral for securities loaned $31,479,269
Net amounts due to counterparty $1,242,526
Definitions:
ACES - Alternative Credit Enhancement Securities
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are a family of exchange-
traded funds traded in the U.S., Europe, and Asia-Pacific
and managed by State Street Global Advisors.
TIPS - Treasury Inflation Protected Security
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,553,683,689
Gross unrealized depreciation (76,437,015)
Net unrealized appreciation (depreciation) $ 1,477,246,674
Cost for federal income tax purposes $ 9,577,417,396

Moderate Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
157
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 8,709,860 – 8,709,860 –
Capital Goods 15,657,889 – 15,657,889 –
Communications Services 27,864,385 – 26,386,777 1,477,608
Consumer Cyclical 28,282,532 – 28,282,532 –
Consumer Non-Cyclical 38,880,042 – 38,880,042 –
Energy 10,249,945 – 9,376,348 873,597
Financials 20,121,805 – 19,060,637 1,061,168
Technology 11,546,218 – 11,546,218 –
Utilities 2,214,155 – 2,214,155 –
Registered Investment Companies
Unaffiliated 59,166,795 59,166,795 – –
Affiliated 3,285,048,793 3,285,048,793 – –
Common Stock
Communications Services 161,728,827 158,989,578 2,739,249 –
Consumer Discretionary 340,791,611 331,475,718 9,315,893 –
Consumer Staples 100,347,123 93,310,150 7,036,973 –
Energy 84,627,451 81,741,193 2,886,258 –
Financials 455,275,126 427,907,423 27,367,703 –
Health Care 430,750,083 419,514,691 11,235,392 –
Industrials 397,695,112 379,149,413 18,545,699 –
Information Technology 728,827,013 718,795,335 10,031,678 –
Materials 106,239,859 101,822,973 4,416,877 9
Real Estate 143,245,612 135,208,904 8,014,656 22,052
Utilities 30,919,824 29,399,011 1,520,813 –
Long-Term Fixed Income
Asset-Backed Securities 114,562,737 – 114,562,737 –
Basic Materials 25,541,258 – 25,541,258 –
Capital Goods 48,315,515 – 48,315,515 –
Collateralized Mortgage Obligations 82,471,681 – 82,471,681 –
Commercial Mortgage-Backed Securities 85,872,962 – 85,872,962 –
Communications Services 84,140,136 – 84,140,136 –
Consumer Cyclical 70,205,944 – 70,205,944 –
Consumer Non-Cyclical 119,988,909 – 119,988,909 –
Energy 97,010,682 – 97,010,682 –
Financials 217,295,008 – 217,295,008 –
Mortgage-Backed Securities 909,941,656 – 909,941,656 –
Technology 52,446,737 – 52,446,737 –
Transportation 18,767,756 – 18,767,756 –
U.S. Government & Agencies 963,888,507 – 963,888,507 –
Utilities 71,856,037 – 71,856,037 –
Short-Term Investments 81,958,772 – 81,958,772 –
Subtotal Investments in Securities $9,532,454,357 $6,221,529,977 $3,307,489,946 $3,434,434
Other Investments  * Total
Affiliated Short-Term Investments 839,896,515
Affiliated Registered Investment Companies 649,444,213
Collateral Held for Securities Loaned 31,479,269
Subtotal Other Investments $1,520,819,997
Total Investments at Value $11,053,274,354
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
158
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 20,030,561 20,030,561 – –
Total Asset Derivatives $20,030,561 $20,030,561 $– $–
Liability Derivatives
Futures Contracts 18,640,845 18,640,845 – –
Total Liability Derivatives $18,640,845 $18,640,845 $– $–
The following table presents Moderate Allocation Portfolio's futures contracts held as of December 31, 2019. Investments and/or cash totaling
$77,760,163 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 644 March 2020 $ 138,894,668 ( $ 112,668)
CBOT 5-Yr. U.S. Treasury Note 252 March 2020 30,004,536 (114,972)
CBOT U.S. Long Bond 483 March 2020 76,855,182 (1,552,463)
CME E-mini S&P 500 Index 4,136 March 2020 654,249,612 13,941,868
CME Euro Foreign Exchange Currency 905 March 2020 126,635,918 991,707
CME Ultra Long Term U.S. Treasury Bond 222 March 2020 41,578,908 (1,251,221)
Eurex Euro STOXX 50 Index 3,043 March 2020 128,097,388 (950,164)
ICE mini MSCI EAFE Index 2,412 March 2020 245,204,648 397,252
ICE US mini MSCI Emerging Markets Index 4,801 March 2020 264,664,442 4,239,568
Total Futures Long Contracts $ 1,706,185,302 $ 15,588,907
CBOT 10-Yr. U.S. Treasury Note (115) March 2020 ( $ 14,898,419) $ 129,903
CME E-mini Russell 2000 Index (7,471) March 2020 (616,147,347) (7,905,284)
CME E-mini S&P Mid-Cap 400 Index (2,365) March 2020 (481,571,127) (6,754,073)
Ultra 10-Yr. U.S. Treasury Note (197) March 2020 (28,048,779) 330,263
Total Futures Short Contracts ( $ 1,140,665,672) ($14,199,191)
Total Futures Contracts $ 565,519,630 $1,389,716

Moderate Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
159
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2019, for Moderate Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 991,707
Total Foreign Exchange Contracts 991,707
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 18,578,688
Total Equity Contracts 18,578,688
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 460,166
Total Interest Rate Contracts 460,166
Total Asset Derivatives $20,030,561
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 15,609,521
Total Equity Contracts 15,609,521
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,031,324
Total Interest Rate Contracts 3,031,324
Total Liability Derivatives $18,640,845
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains /( losses) and Statement of Operations location, for the period ended December 31, 2019, for
Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 70,292,385
Total Equity Contracts
70,292,385
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (8,222,883)
Total Foreign Exchange Contracts (8,222,883)
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 538,367
Options Purchased Net realized gains/(losses) on Investments (295,313)
Futures Net realized gains/(losses) on Futures contracts 33,480,054
Total Interest Rate Contracts
33,723,108
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 165,137
Total Credit Contracts
165,137
Total $95,957,747

Moderate Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
160
The following table summarizes the change in net unrealized appreciation /( depreciation) and Statement of Operations location, for the period ended
December 31, 2019, for Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 991,707
Total Foreign Exchange Contracts 991,707
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 5,951,947
Total Equity Contracts 5,951,947
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (14,511,815)
Total Interest Rate Contracts (14,511,815)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 852,942
Total Credit Contracts 852,942
Total ($6,715,219)
The following table presents Moderate Allocation Portfolio's average volume of derivative activity during the period ended December 31, 2019.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,344,696,109
Futures - Short (1,066,284,113)
Interest Rate Contracts
Futures - Long 485,077,516
Futures - Short (54,878,491)
Purchased Options 44,798,170
Written Options (34,597,539)
Foreign Exchange Contracts
Futures - Long 160,290,772
Credit Contracts
Credit Default Swaps - Buy Protection (83,153)
Credit Default Swaps - Sell Protection 103,545

Moderate Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
161
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt $169,164 $27,542 $1,500 $211,495 21,277 2.0%
Core International Equity 88,641 3,914 – 105,008 10,770 1.0
Core Low Volatility Equity 283,487 16,597 30,000 332,941 27,931 3.2
Global Stock Fund 308,131 25,510 – 378,859 27,108 3.6
High Yield 175,804 10,643 3,000 197,930 41,326 1.9
Income 541,636 19,659 6,000 609,212 57,478 5.9
International Allocation 476,513 16,649 – 574,102 55,936 5.5
Large Cap Value 548,101 37,702 – 681,756 35,530 6.5
Limited Maturity Bond 322,548 8,648 2,500 335,345 33,799 3.2
Mid Cap Stock 315,657 36,046 – 398,223 20,466 3.8
Small Cap Stock 85,793 12,061 – 109,621 5,622 1.1
Total Affiliated Registered Investment Companies 3,315,475 3,934,492 37.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% 1,097,492 1,660,844 1,918,439 839,897 83,990 8.0
Total Affiliated Short-Term Investments 1,097,492 839,897 8.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 60,281 662,454 691,256 31,479 31,479 0.3
Total Collateral Held for Securities Loaned 60,281 31,479 0.3
Total Value $4,473,248 $4,805,868
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(29) $16,318 – $8,991
Core International Equity – 12,453 – 3,914
Core Low Volatility Equity 4,685 58,170 10,107 6,491
Global Stock – 45,218 20,485 5,025
High Yield (165) 14,649 – 10,640
Income 39 53,879 – 19,591
International Allocation – 80,940 4,418 12,231
Large Cap Value – 95,953 28,125 9,578
Limited Maturity Bond 1 6,648 – 8,642
Mid Cap Stock – 46,519 33,779 2,267
Small Cap Stock – 11,767 11,665 396
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% – – 7 26,276
Total Income/Non Income Cash from Affiliated Investments $114,042
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 196
Total Affiliated Income from Securities Loaned, Net $196
Total Value $4,531 $442,514 $108,586

Moderately Aggressive Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
162
Principal
Amount Bank Loans ( 0.9% ) Value
% of Net
Assets
Basic Materials (<0.1%)
Other Securities
^
$ 3,500,854 <0.1%
Total 3,500,854
Capital Goods (0.1%)
Other Securities
^
5,002,922 0.1%
Total 5,002,922
Communications Services (0.2%)
Other Securities
^
11,014,985 0.2%
Total 11,014,985
Consumer Cyclical (0.1%)
Other Securities
^
9,322,226 0.1%
Total 9,322,226
Consumer Non-Cyclical (0.2%)
Other Securities
^
13,223,491 0.2%
Total 13,223,491
Energy (0.1%)
Other Securities
^
3,883,714 0.1%
Total 3,883,714
Financials (0.1%)
Other Securities
^
8,134,366 0.1%
Total 8,134,366
Technology (0.1%)
Other Securities
^
3,711,453 0.1%
Total 3,711,453
Utilities (<0.1%)
Other Securities
^
1,090,362 <0.1%
Total 1,090,362
Total Bank Loans
(cost $59,793,390) 58,884,373
Shares
Registered Investment
Companies ( 44.5% ) Value
% of Net
Assets
Unaffiliated  (0.8%)
96,796 SPDR S&P 500 ETF Trust 31,154,761 0.5%
Other Securities
^
26,603,255 0.3%
Total 57,758,016
Affiliated  (43.7%)
7,628,625 Thrivent Core Emerging Markets
Debt Fund 75,828,535 1.1%
22,617,120 Thrivent Core International
Equity Fund 220,516,922 3.3%
Shares
Registered Investment
Companies ( 44.5% ) Value
% of Net
Assets
Affiliated  (43.7%) - continued
20,344,153 Thrivent Core Low Volatility
Equity Fund $ 242,502,302 3.6%
29,253,896 Thrivent Global Stock Portfolio 408,855,375 6.0%
12,866,416 Thrivent High Yield Portfolio 61,623,698 0.9%
17,051,327 Thrivent Income Portfolio 180,728,723 2.7%
55,987,573 Thrivent International Allocation
Portfolio 574,628,459 8.5%
25,537,074 Thrivent Large Cap Value
Portfolio 490,007,926 7.3%
10,186,803 Thrivent Limited Maturity Bond
Portfolio 101,072,442 1.5%
24,776,142 Thrivent Mid Cap Stock Portfolio 482,076,824 7.1%
5,774,013 Thrivent Small Cap Stock
Portfolio 112,574,783 1.7%
Total 2,950,415,989
Total Registered Investment
Companies (cost
$2,529,783,121) 3,008,174,005
Shares Common Stock ( 32.3% ) Value
% of Net
Assets
Communications Services (1.5%)
31,904 Alphabet, Inc., Class A
a
42,731,899 0.6%
127,636 Facebook, Inc.
a
26,197,289 0.4%
Other Securities
^
34,438,612 0.5%
Total 103,367,800
Consumer Discretionary (3.8%)
54,293 Alibaba Group Holding, Ltd.
ADR
a
11,515,545 0.2%
33,881 Amazon.com, Inc.
a
62,606,667 0.9%
77,426 Bright Horizons Family
Solutions, Inc.
a
11,636,354 0.2%
82,566 Home Depot, Inc. 18,030,763 0.3%
115,429 NIKE, Inc. 11,694,112 0.2%
Other Securities
^
139,640,003 2.0%
Total 255,123,444
Consumer Staples (1.1%)
Other Securities
^
74,479,257 1.1%
Total 74,479,257
Energy (0.8%)
Other Securities
^
52,962,307 0.8%
Total 52,962,307
Financials (4.8%)
128,553 Intercontinental Exchange, Inc. 11,897,580 0.2%
Other Securities
^
311,806,562 4.6%
Total 323,704,142
Health Care (4.7%)
21,496 Intuitive Surgical, Inc.
a
12,707,360 0.2%
39,287 Thermo Fisher Scientific, Inc. 12,763,168 0.2%
75,437 UnitedHealth Group, Inc. 22,176,969 0.3%

Moderately Aggressive Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
163
Shares Common Stock ( 32.3% ) Value
% of Net
Assets
Health Care (4.7%) - continued
54,259 Vertex Pharmaceuticals, Inc.
a
$ 11,880,008 0.2%
451,111 Wright Medical Group NV
a
13,749,863 0.2%
128,205 Zoetis, Inc. 16,967,932 0.3%
Other Securities
^
225,434,272 3.3%
Total 315,679,572
Industrials (4.5%)
101,144 Honeywell International, Inc. 17,902,488 0.3%
Other Securities
^
284,652,188 4.2%
Total 302,554,676
Information Technology (8.2%)
164,756 Apple, Inc. 48,380,599 0.7%
265,953 Dolby Laboratories, Inc. 18,297,566 0.3%
88,909 MasterCard, Inc. 26,547,338 0.4%
396,653 Microsoft Corporation 62,552,178 0.9%
84,907 Monolithic Power Systems, Inc. 15,115,144 0.2%
124,408 PayPal Holdings, Inc.
a
13,457,213 0.2%
85,080 Salesforce.com, Inc.
a
13,837,411 0.2%
58,228 ServiceNow , Inc.
a
16,438,929 0.2%
107,955 Texas Instruments, Inc. 13,849,547 0.2%
151,388 Visa, Inc. 28,445,805 0.4%
Other Securities
^
293,313,452 4.5%
Total 550,235,182
Materials (1.1%)
Other Securities
^
75,788,473 1.1%
Total 75,788,473
Real Estate (1.5%)
Other Securities
^
104,859,499 1.5%
Total 104,859,499
Utilities (0.3%)
Other Securities
^
21,146,208 0.3%
Total 21,146,208
Total Common Stock
(cost $1,585,924,780) 2,179,900,560
Principal
Amount
Long-Term Fixed Income
( 16.7% ) Value
% of Net
Assets
Asset-Backed Securities (0.6%)
Other Securities
^
41,079,550 0.6%
Total 41,079,550
Basic Materials (0.2%)
Other Securities
^
11,578,721 0.2%
Total 11,578,721
Principal
Amount
Long-Term Fixed Income
( 16.7% ) Value
% of Net
Assets
Capital Goods (0.3%)
Other Securities
^
$ 20,255,744 0.3%
Total 20,255,744
Collateralized Mortgage Obligations (0.4%)
Federal National Mortgage
Association - REMIC
$ 2,757,821 3.000%, 12/25/2027,
Ser. 2012-137, Class AI
b
198,393 <0.1%
Other Securities
^
29,681,542 0.4%
Total 29,879,935
Commercial Mortgage-Backed Securities
(0.4%)
Federal National Mortgage
Association
5,825,772 4.500%, 5/1/2048 6,141,666 0.1%
Federal National Mortgage
Association - ACES
3,250,000 3.639%, 8/25/2030, Ser.
2018-M12, Class A2
c
3,551,539 0.1%
2,250,000 3.555%, 9/25/2028, Ser.
2019-M1, Class A2
c
2,430,641 0.1%
1,375,000 2.961%, 2/25/2027, Ser.
2017-M7, Class A2
c
1,426,258 <0.1%
Federal National Mortgage
Association Grantor Trust
1,147,761 2.898%, 6/25/2027, Ser.
2017-T1, Class A
d
1,176,627 <0.1%
Other Securities
^
14,767,982 0.1%
Total 29,494,713
Communications Services (0.5%)
Other Securities
^
34,147,735 0.5%
Total 34,147,735
Consumer Cyclical (0.5%)
Other Securities
^
31,963,357 0.5%
Total 31,963,357
Consumer Non-Cyclical (0.7%)
Other Securities
^
47,874,519 0.7%
Total 47,874,519
Energy (0.6%)
Other Securities
^
39,713,209 0.6%
Total 39,713,209
Financials (1.4%)
Other Securities
^
92,959,669 1.4%
Total 92,959,669

Moderately Aggressive Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
164
Principal
Amount
Long-Term Fixed Income
( 16.7% ) Value
% of Net
Assets
Mortgage-Backed Securities (4.9%)
Federal Home Loan Mortgage
Corporation Conventional 15-
Yr. Pass Through
$ 14,303,659 3.500%, 5/1/2034 $ 14,869,357 0.2%
Federal Home Loan Mortgage
Corporation Conventional 30-
Yr. Pass Through
15,473,827 3.000%, 8/1/2047 15,833,669 0.2%
19,330,576 3.500%, 7/1/2049 19,862,052 0.3%
Federal National Mortgage
Association
11,845,296 3.500%, 10/1/2048 12,272,741 0.2%
13,500,000 3.500%, 8/1/2049 14,019,925 0.2%
1,445,387 3.230%, 11/1/2020 1,447,393 <0.1%
Federal National Mortgage
Association Conventional 15-
Yr. Pass Through
39,050,000 2.500%, 1/1/2035
e
39,379,929 0.6%
71,544,000 3.000%, 1/1/2035
e
73,299,625 1.1%
Federal National Mortgage
Association Conventional 30-
Yr. Pass Through
99,336,000 3.000%, 1/1/2048
e
100,682,206 1.5%
24,732,888 4.000%, 7/1/2048 25,777,948 0.4%
13,638,165 3.500%, 8/1/2049 14,016,599 0.2%
Total 331,461,444
Technology (0.3%)
Microsoft Corporation
3,104,000 2.400% - 4.750%,
2/6/2022 - 11/3/2055 3,686,739 0.1%
Other Securities
^
16,968,884 0.2%
Total 20,655,623
Transportation (0.1%)
Other Securities
^
7,665,327 0.1%
Total 7,665,327
U.S. Government & Agencies (5.4%)
U.S. Treasury Bonds
20,630,000 2.250%, 11/15/2027 21,189,257 0.3%
19,500,000 2.875%, 5/15/2028 20,975,230 0.3%
11,465,000 3.000%, 5/15/2042 12,739,150 0.2%
25,124,000 2.500%, 5/15/2046 25,618,497 0.4%
16,800,000 2.875%, 5/15/2049 18,496,559 0.3%
21,630,000 1.625% - 5.250%,
5/15/2027 - 11/15/2049 24,048,486 0.4%
U.S. Treasury Bonds, TIPS
180,646 2.125% - 2.375%,
1/15/2025 - 2/15/2040 215,054 <0.1%
U.S. Treasury Notes
22,640,000 1.125%, 8/31/2021 22,460,371 0.3%
11,580,000 2.500%, 3/31/2023 11,893,750 0.2%
16,710,000 2.500%, 1/31/2024 17,246,109 0.3%
16,270,000 2.125%, 11/30/2024 16,586,430 0.3%
45,500,000 2.875%, 5/31/2025 48,148,446 0.7%
14,160,000 2.625%, 1/31/2026 14,837,096 0.2%
67,460,000 2.500%, 2/28/2026 70,226,689 1.1%
Principal
Amount
Long-Term Fixed Income
( 16.7% ) Value
% of Net
Assets
U.S. Government & Agencies (5.4%) -
continued
$ 36,065,000 1.375% - 2.500%,
3/31/2020 - 11/15/2024 $ 36,253,737 0.4%
Total 360,934,861
Utilities (0.4%)
Other Securities
^
27,741,583 0.4%
Total 27,741,583
Total Long-Term Fixed Income
(cost $1,092,960,219) 1,127,405,990
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
% of Net
Assets
30,576,945 Thrivent Cash Management
Trust 30,576,945 0.5%
Total Collateral Held for
Securities Loaned
(cost $30,576,945) 30,576,945
Shares or
Principal
Amount Short-Term Investments ( 8.7% ) Value
% of Net
Assets
Federal Home Loan Bank
Discount Notes
25,500,000 1.570%, 1/29/2020
f,g
25,471,121 0.4%
18,800,000 1.570%, 2/26/2020
f,g
18,756,342 0.3%
Thrivent Core Short-Term
Reserve Fund
52,706,690 1.970% 527,066,905 7.8%
U.S. Treasury Bills
900,000 1.622% - 1.850%,
1/16/2020 - 2/13/2020
f
899,273 <0.1%
Other Securities
^
12,983,175 0.2%
Total Short-Term Investments
(cost $585,171,478) 585,176,816
Total Investments (cost
$5,884,209,933) 103.6% $6,990,118,689
Other Assets and Liabilities,
Net (3.6%) (243,962,161)
Total Net Assets 100.0% $6,746,156,528

Moderately Aggressive Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
165
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a Non-income producing security.
b Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
c Denotes variable rate securities. The rate shown is as of
December 31, 2019. The rates of certain variable rate
securities are based on a published reference rate and spread;
these may vary by security and the reference rate and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
d All or a portion of the security is insured or guaranteed.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of December 31, 2019:
Securities Lending Transactions
Long-Term Fixed Income $ 2,165,975
Common Stock 27,420,759
Total lending $29,586,734
Gross amount payable upon return of
collateral for securities loaned $30,576,945
Net amounts due to counterparty $990,211
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are a family of exchange-
traded funds traded in the U.S., Europe, and Asia-Pacific
and managed by State Street Global Advisors.
TIPS - Treasury Inflation Protected Security
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,146,544,755
Gross unrealized depreciation (56,495,918)
Net unrealized appreciation (depreciation) $ 1,090,048,837
Cost for federal income tax purposes $ 5,906,994,520

Moderately Aggressive Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
166
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,500,854 – 3,500,854 –
Capital Goods 5,002,922 – 5,002,922 –
Communications Services 11,014,985 – 10,638,613 376,372
Consumer Cyclical 9,322,226 – 9,097,453 224,773
Consumer Non-Cyclical 13,223,491 – 13,223,491 –
Energy 3,883,714 – 3,492,767 390,947
Financials 8,134,366 – 7,771,617 362,749
Technology 3,711,453 – 3,711,453 –
Utilities 1,090,362 – 1,090,362 –
Registered Investment Companies
Unaffiliated 57,758,016 57,758,016 – –
Affiliated 2,411,568,230 2,411,568,230 – –
Common Stock
Communications Services 103,367,800 102,573,640 794,160 –
Consumer Discretionary 255,123,444 252,443,527 2,679,917 –
Consumer Staples 74,479,257 72,459,748 2,019,509 –
Energy 52,962,307 52,135,050 827,257 –
Financials 323,704,142 313,975,531 9,728,611 –
Health Care 315,679,572 312,453,505 3,226,067 –
Industrials 302,554,676 297,228,609 5,326,067 –
Information Technology 550,235,182 547,130,144 3,105,038 –
Materials 75,788,473 74,514,261 1,274,206 6
Real Estate 104,859,499 102,559,820 2,293,350 6,329
Utilities 21,146,208 20,708,986 437,222 –
Long-Term Fixed Income
Asset-Backed Securities 41,079,550 – 41,079,550 –
Basic Materials 11,578,721 – 11,578,721 –
Capital Goods 20,255,744 – 20,255,744 –
Collateralized Mortgage Obligations 29,879,935 – 29,879,935 –
Commercial Mortgage-Backed Securities 29,494,713 – 29,494,713 –
Communications Services 34,147,735 – 34,147,735 –
Consumer Cyclical 31,963,357 – 31,963,357 –
Consumer Non-Cyclical 47,874,519 – 47,874,519 –
Energy 39,713,209 – 39,713,209 –
Financials 92,959,669 – 92,959,669 –
Mortgage-Backed Securities 331,461,444 – 331,461,444 –
Technology 20,655,623 – 20,655,623 –
Transportation 7,665,327 – 7,665,327 –
U.S. Government & Agencies 360,934,861 – 360,934,861 –
Utilities 27,741,583 – 27,741,583 –
Short-Term Investments 58,109,911 – 58,109,911 –
Subtotal Investments in Securities $5,893,627,080 $4,617,509,067 $1,274,756,837 $1,361,176
Other Investments  * Total
Affiliated Short-Term Investments 527,066,905
Affiliated Registered Investment Companies 538,847,759
Collateral Held for Securities Loaned 30,576,945
Subtotal Other Investments $1,096,491,609
Total Investments at Value $6,990,118,689
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
167
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 23,656,630 23,656,630 – –
Total Asset Derivatives $23,656,630 $23,656,630 $– $–
Liability Derivatives
Futures Contracts 16,731,962 16,731,962 – –
Total Liability Derivatives $16,731,962 $16,731,962 $– $–
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of December 31, 2019. Investments and/or cash totaling
$57,210,638 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 491 March 2020 $ 105,896,400 ( $ 85,900)
CBOT U.S. Long Bond 188 March 2020 29,914,647 (604,272)
CME E-mini S&P 500 Index 5,058 March 2020 798,667,115 18,478,075
CME Euro Foreign Exchange Currency 931 March 2020 130,153,038 1,141,237
Eurex Euro STOXX 50 Index 3,132 March 2020 131,429,239 (563,283)
ICE US mini MSCI Emerging Markets Index 3,557 March 2020 196,086,586 3,140,984
Total Futures Long Contracts $ 1,392,147,025 $ 21,506,841
CBOT 10-Yr. U.S. Treasury Note (306) March 2020 ( $ 39,642,750) $ 345,654
CBOT 5-Yr. U.S. Treasury Note (198) March 2020 (23,603,247) 118,590
CME E-mini NASDAQ 100 Index (1,234) March 2020 (211,341,135) (4,664,395)
CME E-mini Russell 2000 Index (3,124) March 2020 (257,642,018) (3,305,702)
CME E-mini S&P Mid-Cap 400 Index (2,629) March 2020 (535,327,510) (7,508,410)
CME Ultra Long Term U.S. Treasury Bond (13) March 2020 (2,428,113) 66,582
ICE mini MSCI EAFE Index (923) March 2020 (94,182,337) 197,862
Ultra 10-Yr. U.S. Treasury Note (100) March 2020 (14,237,959) 167,646
Total Futures Short Contracts ( $ 1,178,405,069) ($14,582,173)
Total Futures Contracts $ 213,741,956 $6,924,668

Moderately Aggressive Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
168
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2019, for Moderately Aggressive
Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,141,237
Total Foreign Exchange Contracts 1,141,237
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 21,816,921
Total Equity Contracts 21,816,921
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 698,472
Total Interest Rate Contracts 698,472
Total Asset Derivatives $23,656,630
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 16,041,790
Total Equity Contracts 16,041,790
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 690,172
Total Interest Rate Contracts 690,172
Total Liability Derivatives $16,731,962
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2019, for
Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 55,230,252
Total Equity Contracts
55,230,252
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (5,600,940)
Total Foreign Exchange Contracts (5,600,940)
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 208,886
Options Purchased Net realized gains/(losses) on Investments (116,016)
Futures Net realized gains/(losses) on Futures contracts 5,036,253
Total Interest Rate Contracts
5,129,123
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 52,388
Total Credit Contracts
52,388
Total $54,810,823

Moderately Aggressive Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
169
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended
December 31, 2019, for Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,141,237
Total Foreign Exchange Contracts 1,141,237
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 8,799,687
Total Equity Contracts 8,799,687
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,055,631)
Total Interest Rate Contracts (2,055,631)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 295,647
Total Credit Contracts 295,647
Total $8,180,940
The following table presents Moderately Aggressive Allocation Portfolio's average volume of derivative activity during the period ended December 31,
2019.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,104,550,963
Futures - Short (990,647,955)
Interest Rate Contracts
Futures - Long 168,005,812
Futures - Short (73,905,094)
Purchased Options 17,599,281
Written Options (13,529,801)
Foreign Exchange Contracts
Futures - Long 96,052,179
Credit Contracts
Credit Default Swaps - Buy Protection (29,614)
Credit Default Swaps - Sell Protection 35,838

Moderately Aggressive Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
170
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt $58,597 $11,481 $– $75,829 7,629 1.1%
Core International Equity 186,147 8,219 – 220,517 22,617 3.3
Core Low Volatility Equity 188,652 12,088 – 242,502 20,344 3.6
Global Stock Fund 332,527 27,530 – 408,855 29,254 6.0
High Yield 53,897 3,275 – 61,624 12,866 0.9
Income 159,099 5,788 – 180,729 17,051 2.7
International Allocation 476,950 16,665 – 574,628 55,988 8.5
Large Cap Value 393,944 27,098 – 490,008 25,537 7.3
Limited Maturity Bond 96,492 2,592 – 101,072 10,187 1.5
Mid Cap Stock 382,126 43,636 – 482,077 24,776 7.1
Small Cap Stock 88,105 12,386 – 112,575 5,774 1.7
Total Affiliated Registered Investment Companies 2,416,536 2,950,416 43.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% 458,103 1,072,919 1,003,955 527,067 52,707 7.8
Total Affiliated Short-Term Investments 458,103 527,067 7.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 47,513 446,146 463,082 30,577 30,577 0.5
Total Collateral Held for Securities Loaned 47,513 30,577 0.5
Total Value $2,922,152 $3,508,060
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $5,751 – $3,191
Core International Equity – 26,151 – 8,219
Core Low Volatility Equity – 41,763 7,360 4,728
Global Stock – 48,798 22,107 5,423
High Yield – 4,451 – 3,274
Income – 15,841 – 5,769
International Allocation – 81,014 4,423 12,242
Large Cap Value – 68,966 20,214 6,884
Limited Maturity Bond – 1,989 – 2,590
Mid Cap Stock – 56,315 40,892 2,745
Small Cap Stock – 12,084 11,979 407
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% – – 4 11,560
Total Income/Non Income Cash from Affiliated Investments $67,032
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 158
Total Affiliated Income from Securities Loaned, Net $158
Total Value $– $363,123 $106,979

Moderately Conservative Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
171
Principal
Amount Bank Loans ( 2.3% ) Value
% of Net
Assets
Basic Materials (0.1%)
Other Securities
^
$ 5,566,603 0.1%
Total 5,566,603
Capital Goods (0.3%)
Other Securities
^
13,240,833 0.3%
Total 13,240,833
Communications Services (0.4%)
Other Securities
^
20,575,809 0.4%
Total 20,575,809
Consumer Cyclical (0.4%)
Other Securities
^
20,272,557 0.4%
Total 20,272,557
Consumer Non-Cyclical (0.5%)
Other Securities
^
26,606,051 0.5%
Total 26,606,051
Energy (0.1%)
Other Securities
^
7,520,622 0.1%
Total 7,520,622
Financials (0.3%)
Other Securities
^
14,562,409 0.3%
Total 14,562,409
Technology (0.2%)
Other Securities
^
9,513,184 0.2%
Total 9,513,184
Utilities (<0.1%)
Other Securities
^
2,205,654 <0.1%
Total 2,205,654
Total Bank Loans
(cost $122,118,238) 120,063,722
Principal
Amount
Long-Term Fixed Income
( 41.2% ) Value
% of Net
Assets
Asset-Backed Securities (1.6%)
Other Securities
^
83,288,208 1.6%
Total 83,288,208
Basic Materials (0.3%)
Other Securities
^
18,973,169 0.3%
Total 18,973,169
Principal
Amount
Long-Term Fixed Income
( 41.2% ) Value
% of Net
Assets
Capital Goods (0.7%)
Other Securities
^
$ 36,669,098 0.7%
Total 36,669,098
Collateralized Mortgage Obligations (1.0%)
Federal Home Loan Mortgage
Corporation - REMIC
$ 8,500,903 3.000% - 4.000%,
7/15/2031 - 3/15/2033,
Ser. 4104, Class KI
a
830,116 <0.1%
4,700,000 3.859%, 11/25/2028,
Ser. K086, Class A2
b,c
5,188,215 0.1%
Federal National Mortgage
Association - REMIC
6,418,202 3.000%, 12/25/2027,
Ser. 2012-137, Class AI
a
461,714 <0.1%
Other Securities
^
46,081,713 0.9%
Total 52,561,758
Commercial Mortgage-Backed Securities
(1.2%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,443,252 3.000%, 3/15/2045, Ser.
4741, Class GA 1,468,600 <0.1%
Federal National Mortgage
Association
12,408,307 4.500%, 5/1/2048 13,081,128 0.2%
Federal National Mortgage
Association - ACES
6,700,000 3.639%, 8/25/2030, Ser.
2018-M12, Class A2
c
7,321,634 0.1%
4,500,000 3.555%, 9/25/2028, Ser.
2019-M1, Class A2
c
4,861,282 0.1%
2,500,000 2.961%, 2/25/2027, Ser.
2017-M7, Class A2
c
2,593,196 <0.1%
Federal National Mortgage
Association Grantor Trust
2,594,937 2.898%, 6/25/2027, Ser.
2017-T1, Class A
b
2,660,201 0.1%
Other Securities
^
32,463,787 0.7%
Total 64,449,828
Communications Services (1.2%)
Other Securities
^
64,164,221 1.2%
Total 64,164,221
Consumer Cyclical (1.0%)
Other Securities
^
52,933,042 1.0%
Total 52,933,042
Consumer Non-Cyclical (1.7%)
Other Securities
^
88,795,873 1.7%
Total 88,795,873

Moderately Conservative Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
172
Principal
Amount
Long-Term Fixed Income
( 41.2% ) Value
% of Net
Assets
Energy (1.4%)
Other Securities
^
$ 73,042,195 1.4%
Total 73,042,195
Financials (3.0%)
Other Securities
^
159,612,337 3.0%
Total 159,612,337
Mortgage-Backed Securities (12.8%)
Federal Home Loan Mortgage
Corporation Conventional 15-
Yr. Pass Through
29,946,664 3.500%, 5/1/2034 31,131,031 0.6%
Federal Home Loan Mortgage
Corporation Conventional 30-
Yr. Pass Through
30,848,780 3.000%, 8/1/2047 31,566,164 0.6%
20,059,686 3.500%, 7/1/2049 20,611,209 0.4%
Federal National Mortgage
Association
23,787,885 3.500%, 10/1/2048 24,646,284 0.5%
27,200,000 3.500%, 8/1/2049 28,247,554 0.5%
2,890,773 3.230%, 11/1/2020 2,894,786 <0.1%
Federal National Mortgage
Association Conventional 15-
Yr. Pass Through
83,000,000 2.500%, 1/1/2035
d
83,701,257 1.6%
144,175,000 3.000%, 1/1/2035
d
147,712,923 2.8%
Federal National Mortgage
Association Conventional 30-
Yr. Pass Through
196,225,000 3.000%, 1/1/2048
d
198,884,251 3.7%
50,360,598 4.000%, 7/1/2048 52,488,528 1.0%
14,550,000 3.500%, 1/1/2049
d
14,959,590 0.3%
41,522,184 3.500%, 8/1/2049 42,674,348 0.8%
Total 679,517,925
Technology (0.8%)
Microsoft Corporation
6,500,000 3.700% - 4.750%,
11/3/2035 - 11/3/2055 7,753,028 0.3%
Other Securities
^
33,551,364 0.5%
Total 41,304,392
Transportation (0.2%)
Other Securities
^
13,482,110 0.2%
Total 13,482,110
U.S. Government & Agencies (13.3%)
U.S. Treasury Bonds
16,625,000 2.250%, 11/15/2027 17,075,686 0.3%
34,750,000 2.875%, 5/15/2028 37,378,935 0.7%
14,120,000 5.250%, 11/15/2028 17,965,646 0.3%
38,250,000 1.625%, 8/15/2029 37,233,360 0.7%
27,658,000 2.500%, 5/15/2046 28,202,372 0.5%
35,200,000 2.875%, 5/15/2049 38,754,695 0.7%
2,675,000 2.375% - 4.375%,
5/15/2040 - 11/15/2049 3,103,901 <0.1%
Principal
Amount
Long-Term Fixed Income
( 41.2% ) Value
% of Net
Assets
U.S. Government & Agencies (13.3%) -
continued
U.S. Treasury Bonds, TIPS
$ 90,323 2.125% - 2.375%,
1/15/2025 - 2/15/2040 $ 107,527 <0.1%
U.S. Treasury Notes
69,580,000 1.375%, 9/30/2020 69,436,360 1.3%
21,800,000 2.750%, 11/30/2020 22,013,963 0.4%
28,750,000 2.500%, 2/28/2021 29,027,387 0.6%
10,250,000 1.375%, 5/31/2021 10,217,058 0.2%
58,454,000 1.125%, 8/31/2021 57,990,218 1.1%
57,800,000 1.500%, 9/30/2021 57,697,423 1.1%
22,230,000 1.875%, 7/31/2022 22,376,815 0.4%
53,180,000 2.000%, 11/30/2022 53,750,505 1.0%
65,780,000 2.500%, 1/31/2024 67,890,427 1.3%
12,780,000 2.125%, 7/31/2024 13,016,721 0.3%
18,910,000 2.250%, 11/15/2024 19,387,216 0.4%
14,120,000 2.125%, 11/30/2024 14,394,616 0.3%
35,925,000 2.625%, 1/31/2026 37,642,844 0.7%
28,580,000 2.500%, 2/28/2026 29,752,131 0.6%
20,745,000 1.500% - 2.500%,
3/31/2020 - 10/31/2024 20,930,735 0.4%
Total 705,346,541
Utilities (1.0%)
Other Securities
^
54,886,740 1.0%
Total 54,886,740
Total Long-Term Fixed Income
(cost $2,140,710,392) 2,189,027,437
Shares
Registered Investment
Companies ( 32.7% ) Value
% of Net
Assets
Unaffiliated  (0.4%)
41,435 SPDR S&P 500 ETF Trust 13,336,269 0.3%
Other Securities
^
7,075,184 0.1%
Total 20,411,453
Affiliated  (32.3%)
15,590,139 Thrivent Core Emerging Markets
Debt Fund 154,965,985 2.9%
5,492,730 Thrivent Core International
Equity Fund 53,554,122 1.0%
9,787,187 Thrivent Core Low Volatility
Equity Fund 116,663,270 2.2%
3,056,906 Thrivent Global Stock Portfolio 42,723,627 0.8%
29,085,175 Thrivent High Yield Portfolio 139,303,446 2.6%
39,658,087 Thrivent Income Portfolio 420,340,032 7.9%
18,959,203 Thrivent International Allocation
Portfolio 194,587,783 3.6%
10,339,689 Thrivent Large Cap Value
Portfolio 198,398,988 3.7%
24,846,116 Thrivent Limited Maturity Bond
Portfolio 246,520,674 4.7%
5,154,158 Thrivent Mid Cap Stock Portfolio 100,286,008 1.9%

Moderately Conservative Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
173
Shares
Registered Investment
Companies ( 32.7% ) Value
% of Net
Assets
Affiliated  (32.3%) - continued
2,627,460 Thrivent Small Cap Stock
Portfolio $ 51,227,068 1.0%
Total 1,718,571,003
Total Registered Investment
Companies (cost
$1,553,180,565) 1,738,982,456
Shares Common Stock ( 19.8% ) Value
% of Net
Assets
Communications Services (1.2%)
14,376 Alphabet, Inc., Class A
e
19,255,071 0.4%
56,294 Facebook, Inc.
e
11,554,343 0.2%
162,880 Verizon Communications, Inc. 10,000,832 0.2%
Other Securities
^
21,869,817 0.4%
Total 62,680,063
Consumer Discretionary (2.1%)
15,166 Amazon.com, Inc.
e
28,024,341 0.5%
Other Securities
^
83,177,351 1.6%
Total 111,201,692
Consumer Staples (0.7%)
Other Securities
^
36,274,291 0.7%
Total 36,274,291
Energy (0.7%)
Other Securities
^
38,500,600 0.7%
Total 38,500,600
Financials (3.2%)
373,902 Bank of America Corporation 13,168,828 0.3%
119,030 Citigroup, Inc. 9,509,307 0.2%
Other Securities
^
149,244,994 2.7%
Total 171,923,129
Health Care (2.9%)
73,172 Johnson & Johnson 10,673,600 0.2%
107,260 Merck & Company, Inc. 9,755,297 0.2%
36,581 UnitedHealth Group, Inc. 10,754,082 0.2%
Other Securities
^
121,549,595 2.3%
Total 152,732,574
Industrials (2.6%)
69,174 Honeywell International, Inc. 12,243,798 0.2%
Other Securities
^
125,279,325 2.4%
Total 137,523,123
Information Technology (4.7%)
89,393 Apple, Inc. 26,250,254 0.5%
297,456 Cisco Systems, Inc. 14,265,990 0.3%
41,236 MasterCard, Inc. 12,312,657 0.2%
233,741 Microsoft Corporation 36,860,956 0.7%
74,122 Texas Instruments, Inc. 9,509,111 0.2%
Shares Common Stock ( 19.8% ) Value
% of Net
Assets
Information Technology (4.7%) - continued
65,521 Visa, Inc. $ 12,311,396 0.2%
Other Securities
^
136,123,064 2.6%
Total 247,633,428
Materials (0.7%)
Other Securities
^
37,401,717 0.7%
Total 37,401,717
Real Estate (0.8%)
Other Securities
^
43,417,456 0.8%
Total 43,417,456
Utilities (0.2%)
Other Securities
^
12,201,819 0.2%
Total 12,201,819
Total Common Stock
(cost $765,123,128) 1,051,489,892
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
% of Net
Assets
11,360,941 Thrivent Cash Management
Trust 11,360,941 0.2%
Total Collateral Held for
Securities Loaned
(cost $11,360,941) 11,360,941
Shares or
Principal
Amount
Short-Term Investments
( 12.3% ) Value
% of Net
Assets
Federal Home Loan Bank
Discount Notes
9,800,000 1.520%, 1/7/2020
f,g
9,797,945 0.2%
Thrivent Core Short-Term
Reserve Fund
61,426,367 1.970% 614,263,672 11.6%
U.S. Treasury Bills
400,000 1.622%, 1/16/2020
f
399,783 <0.1%
Other Securities
^
27,349,307 0.5%
Total Short-Term Investments
(cost $651,807,946) 651,810,707
Total Investments (cost
$5,244,301,210) 108.5% $5,762,735,155
Other Assets and Liabilities,
Net (8.5%) (449,385,770)
Total Net Assets 100.0% $5,313,349,385

Moderately Conservative Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
174
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
b All or a portion of the security is insured or guaranteed.
c Denotes variable rate securities. The rate shown is as of
December 31, 2019. The rates of certain variable rate
securities are based on a published reference rate and spread;
these may vary by security and the reference rate and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
d Denotes investments purchased on a when-issued or delayed
delivery basis.
e Non-income producing security.
f The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of December 31, 2019:
Securities Lending Transactions
Long-Term Fixed Income $ 2,355,412
Common Stock 8,577,304
Total lending $10,932,716
Gross amount payable upon return of
collateral for securities loaned $11,360,941
Net amounts due to counterparty $428,225
Definitions:
ACES - Alternative Credit Enhancement Securities
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are a family of exchange-
traded funds traded in the U.S., Europe, and Asia-Pacific
and managed by State Street Global Advisors.
TIPS - Treasury Inflation Protected Security
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 544,030,221
Gross unrealized depreciation (32,461,605)
Net unrealized appreciation (depreciation) $ 511,568,616
Cost for federal income tax purposes $ 5,247,548,017

Moderately Conservative Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
175
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 5,566,603 – 5,127,161 439,442
Capital Goods 13,240,833 – 13,240,833 –
Communications Services 20,575,809 – 20,041,454 534,355
Consumer Cyclical 20,272,557 – 20,272,557 –
Consumer Non-Cyclical 26,606,051 – 26,606,051 –
Energy 7,520,622 – 6,864,218 656,404
Financials 14,562,409 – 13,801,234 761,175
Technology 9,513,184 – 9,513,184 –
Utilities 2,205,654 – 2,205,654 –
Long-Term Fixed Income
Asset-Backed Securities 83,288,208 – 83,288,208 –
Basic Materials 18,973,169 – 18,973,169 –
Capital Goods 36,669,098 – 36,669,098 –
Collateralized Mortgage Obligations 52,561,758 – 52,561,758 –
Commercial Mortgage-Backed Securities 64,449,828 – 64,449,828 –
Communications Services 64,164,221 – 64,164,221 –
Consumer Cyclical 52,933,042 – 52,933,042 –
Consumer Non-Cyclical 88,795,873 – 88,795,873 –
Energy 73,042,195 – 73,042,195 –
Financials 159,612,337 – 159,612,337 –
Mortgage-Backed Securities 679,517,925 – 679,517,925 –
Technology 41,304,392 – 41,304,392 –
Transportation 13,482,110 – 13,482,110 –
U.S. Government & Agencies 705,346,541 – 705,346,541 –
Utilities 54,886,740 – 54,886,740 –
Registered Investment Companies
Unaffiliated 20,411,453 20,411,453 – –
Affiliated 1,393,387,626 1,393,387,626 – –
Common Stock
Communications Services 62,680,063 62,680,063 – –
Consumer Discretionary 111,201,692 111,201,692 – –
Consumer Staples 36,274,291 36,274,291 – –
Energy 38,500,600 38,500,600 – –
Financials 171,923,129 171,546,174 376,955 –
Health Care 152,732,574 152,732,574 – –
Industrials 137,523,123 137,523,123 – –
Information Technology 247,633,428 245,100,023 2,533,405 –
Materials 37,401,717 37,401,715 – 2
Real Estate 43,417,456 43,417,456 – –
Utilities 12,201,819 12,201,819 – –
Short-Term Investments 37,547,035 – 37,547,035 –
Subtotal Investments in Securities $4,811,927,165 $2,462,378,609 $2,347,157,178 $2,391,378
Other Investments  * Total
Affiliated Short-Term Investments 614,263,672
Affiliated Registered Investment Companies 325,183,377
Collateral Held for Securities Loaned 11,360,941
Subtotal Other Investments $950,807,990
Total Investments at Value $5,762,735,155
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
176
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 3,825,948 3,825,948 – –
Total Asset Derivatives $3,825,948 $3,825,948 $– $–
Liability Derivatives
Futures Contracts 7,444,470 7,444,470 – –
Total Liability Derivatives $7,444,470 $7,444,470 $– $–
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of December 31, 2019. Investments and/or cash totaling $37,147,252 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 30 March 2020 $ 6,470,249 ( $ 5,249)
CBOT 5-Yr. U.S. Treasury Note 634 March 2020 75,487,603 (289,256)
CBOT U.S. Long Bond 822 March 2020 130,797,018 (2,642,081)
CME E-mini S&P 500 Index 221 March 2020 35,041,418 662,237
CME Euro Foreign Exchange Currency 499 March 2020 69,792,412 579,063
Eurex Euro STOXX 50 Index 1,678 March 2020 70,442,751 (330,020)
ICE mini MSCI EAFE Index 186 March 2020 18,908,816 30,634
ICE US mini MSCI Emerging Markets Index 2,625 March 2020 144,708,320 2,317,930
Total Futures Long Contracts $ 551,648,587 $ 323,258
CBOT 10-Yr. U.S. Treasury Note (209) March 2020 ( $ 27,076,257) $ 236,084
CME E-mini Russell 2000 Index (3,393) March 2020 (279,827,196) (3,590,094)
CME E-mini S&P Mid-Cap 400 Index (206) March 2020 (41,947,109) (587,770)
Total Futures Short Contracts ( $ 348,850,562) ($3,941,780)
Total Futures Contracts $ 202,798,025 ($3,618,522)

Moderately Conservative Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
177
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2019, for Moderately Conservative
Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 579,063
Total Foreign Exchange Contracts 579,063
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,010,801
Total Equity Contracts 3,010,801
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 236,084
Total Interest Rate Contracts 236,084
Total Asset Derivatives $3,825,948
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 4,507,884
Total Equity Contracts 4,507,884
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,936,586
Total Interest Rate Contracts 2,936,586
Total Liability Derivatives $7,444,470
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2019, for
Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 20,723,949
Total Equity Contracts
20,723,949
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (3,172,522)
Total Foreign Exchange Contracts (3,172,522)
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 394,895
Options Purchased Net realized gains/(losses) on Investments (196,875)
Futures Net realized gains/(losses) on Futures contracts 30,867,135
Total Interest Rate Contracts
31,065,155
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 132,036
Total Credit Contracts
132,036
Total $48,748,618

Moderately Conservative Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
178
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended
December 31, 2019, for Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 579,063
Total Foreign Exchange Contracts 579,063
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 3,121,832
Total Equity Contracts 3,121,832
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (13,224,989)
Total Interest Rate Contracts (13,224,989)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 628,250
Total Credit Contracts 628,250
Total ($8,895,844)
The following table presents Moderately Conservative Allocation Portfolio's average volume of derivative activity during the period ended December 31,
2019.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $366,613,383
Futures - Short (283,287,841)
Interest Rate Contracts
Futures - Long 321,243,965
Futures - Short (26,502,724)
Purchased Options 29,865,447
Written Options (23,919,359)
Foreign Exchange Contracts
Futures - Long 63,990,130
Credit Contracts
Credit Default Swaps - Buy Protection (59,619)
Credit Default Swaps - Sell Protection 76,318

Moderately Conservative Allocation Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
179
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt $127,028 $15,961 $– $154,966 15,590 2.9%
Core International Equity 45,207 1,996 – 53,554 5,493 1.0
Core Low Volatility Equity 90,757 5,815 – 116,663 9,787 2.2
Global Stock Fund 34,748 2,877 – 42,724 3,057 0.8
High Yield 121,837 7,404 – 139,303 29,085 2.6
Income 370,034 13,463 – 420,340 39,658 7.9
International Allocation 161,511 5,643 – 194,588 18,959 3.6
Large Cap Value 159,504 10,972 – 198,399 10,340 3.7
Limited Maturity Bond 235,348 6,322 – 246,521 24,846 4.7
Mid Cap Stock 79,493 9,078 – 100,286 5,154 1.9
Small Cap Stock 40,092 5,636 – 51,227 2,627 1.0
Total Affiliated Registered Investment Companies 1,465,559 1,718,571 32.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% 679,056 905,405 970,197 614,264 61,426 11.6
Total Affiliated Short-Term Investments 679,056 614,264 11.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 25,341 217,775 231,755 11,361 11,361 0.2
Total Collateral Held for Securities Loaned 25,341 11,361 0.2
Total Value $2,169,956 $2,344,196
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $11,978 – $6,568
Core International Equity – 6,351 – 1,996
Core Low Volatility Equity – 20,091 3,541 2,274
Global Stock – 5,099 2,310 567
High Yield – 10,062 – 7,402
Income – 36,843 – 13,416
International Allocation – 27,434 1,497 4,146
Large Cap Value – 27,923 8,185 2,787
Limited Maturity Bond – 4,851 – 6,317
Mid Cap Stock – 11,715 8,507 571
Small Cap Stock – 5,499 5,451 185
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% – – 5 18,660
Total Income/Non Income Cash from Affiliated Investments $64,889
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 60
Total Affiliated Income from Securities Loaned, Net $60
Total Value $– $167,846 $29,496

Money Market Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
180
Principal
Amount
U.S. Government Agency Debt
( 89.7% )
a
Value
Federal Agricultural Mortgage
Corporation
$ 1,600,000
1.670% (FEDL 1M + 0.120%),
2/26/2020
b
$ 1,600,000
2,040,000 1.700%, 3/13/2020 2,040,172
575,000
1.849% (LIBOR 1M + 0.140%),
6/2/2020
b
575,107
1,890,000
1.820% (LIBOR 1M + 0.040%),
7/24/2020
b
1,890,000
1,920,000
1.865% (LIBOR 1M + 0.080%),
10/23/2020
b
1,920,000
1,160,000
1.841% (LIBOR 1M + 0.060%),
2/2/2021
b
1,160,000
Federal Farm Credit Bank
1,700,000
1.730% (LIBOR 1M + -0.010%),
1/16/2020
b
1,699,999
2,280,000
1.580% (FEDL 1M + 0.030%),
2/5/2020
b
2,279,933
2,310,000
1.765% (LIBOR 1M + 0.050%),
2/10/2020
b
2,310,190
1,520,000
1.670% (FEDL 1M + 0.120%),
2/18/2020
b
1,519,861
1,980,000
1.576% (USBMMY 3M +
0.050%), 2/19/2020
b
1,979,851
2,780,000
1.835% (LIBOR 1M + 0.050%),
2/21/2020
b
2,780,293
1,570,000
1.690% (FEDL 1M + 0.140%),
3/23/2020
b
1,570,068
1,150,000
1.740% (LIBOR 1M + -0.045%),
3/23/2020
b
1,149,851
775,000
1.792% (LIBOR 1M FLAT),
5/26/2020
b
775,020
1,780,000
1.790% (LIBOR 1M + -0.015%),
5/28/2020
b
1,780,000
1,295,000
1.629% (LIBOR 1M + -0.080%),
6/1/2020
b
1,293,952
2,350,000
1.815% (LIBOR 1M + 0.010%),
6/29/2020
b
2,350,000
950,000
1.705% (LIBOR 1M + -0.060%),
7/20/2020
b
949,181
2,300,000
1.815% (LIBOR 1M + 0.010%),
7/30/2020
b
2,299,888
1,830,000
1.774% (LIBOR 1M + 0.010%),
8/19/2020
b
1,829,140
1,300,000
1.790% (LIBOR 1M + 0.010%),
8/24/2020
b
1,300,128
3,355,000
1.650% (FEDL 1M + 0.100%),
12/16/2020
b
3,354,831
2,560,000
1.636% (USBMMY 3M +
0.110%), 12/28/2020
b
2,558,999
950,000
1.670% (FEDL 1M + 0.120%),
2/9/2021
b
949,914
705,000
1.752% (LIBOR 1M + 0.015%),
3/17/2021
b
705,061
2,265,000
1.764% (LIBOR 1M FLAT),
3/17/2021
b
2,265,000
1,140,000
1.901% (LIBOR 3M + -0.035%),
4/30/2021
b
1,140,000
900,000
1.710% (LIBOR 1M FLAT),
8/9/2021
b
898,401
900,000
1.810% (LIBOR 1M + 0.100%),
9/9/2021
b
900,000
Federal Home Loan Bank
240,000 1.600%, 1/2/2020 239,989
1,655,000 1.547%, 1/3/2020 1,654,858
Principal
Amount
U.S. Government Agency Debt
( 89.7% )
a
Value
$ 1,840,000
1.700% (LIBOR 1M + -0.010%),
1/7/2020
b
$ 1,840,000
1,215,000 1.651%, 1/10/2020 1,214,498
2,000,000 1.544%, 1/14/2020 1,998,885
1,150,000 1.680%, 1/15/2020 1,149,249
380,000 1.535%, 1/16/2020 379,757
2,300,000
1.585% (SOFRRATE + 0.045%),
1/17/2020
b
2,300,000
1,365,000 1.708%, 1/17/2020 1,363,964
880,000 1.546%, 1/22/2020 879,206
1,495,000 1.570%, 1/23/2020 1,493,566
1,140,000 1.486%, 1/24/2020 1,138,918
2,020,000 1.565%, 1/27/2020 2,017,717
2,165,000 1.572%, 1/29/2020 2,162,353
800,000 1.520%, 1/30/2020 799,020
1,605,000 1.565%, 1/31/2020 1,602,907
1,195,000 1.557%, 2/3/2020 1,193,295
700,000 1.570%, 2/5/2020 698,931
3,700,000
1.640% (LIBOR 1M + -0.070%),
2/7/2020
b
3,699,304
630,000 1.600%, 2/12/2020 628,824
2,335,000 1.582%, 2/14/2020 2,330,485
2,295,000 1.575%, 2/19/2020 2,290,079
2,250,000 1.585%, 2/21/2020 2,244,948
1,130,000 1.585%, 2/25/2020 1,127,264
2,250,000 1.590%, 2/26/2020 2,244,435
300,000 1.585%, 2/28/2020 299,234
390,000 1.590%, 3/5/2020 388,898
1,205,000 1.700%, 3/18/2020 1,200,618
1,120,000 1.590%, 3/23/2020 1,115,944
1,150,000
1.785% (LIBOR 1M FLAT),
3/23/2020
b
1,150,000
2,265,000
1.842% (LIBOR 1M + 0.050%),
3/25/2020
b
2,265,692
1,130,000 1.590%, 3/26/2020 1,125,758
2,290,000
1.782% (LIBOR 1M + -0.010%),
3/27/2020
b
2,290,000
1,840,000
1.697% (LIBOR 1M + -0.040%),
4/17/2020
b
1,839,786
1,200,000 1.650% , 4/22/2020 1,193,840
1,910,000
1.760% (LIBOR 1M + 0.050%),
5/8/2020
b
1,910,000
1,200,000
1.650% (SOFRRATE + 0.110%),
6/10/2020
b
1,200,000
2,100,000
1.640% (SOFRRATE + 0.100%),
7/29/2020
b
2,099,999
980,000
1.955% (LIBOR 1M + 0.150%),
9/28/2020
b
981,035
1,420,000
1.635% (SOFRRATE + 0.105%),
10/1/2020
b
1,420,000
1,560,000
1.792% (LIBOR 1M FLAT),
10/26/2020
b
1,560,000
2,590,000
1.764% (LIBOR 3M + -0.135%),
12/18/2020
b
2,588,866
1,050,000
1.640% (SOFRRATE + 0.100%),
12/23/2020
b
1,050,000
1,135,000
1.675% (SOFRRATE + 0.135%),
6/4/2021
b
1,134,999
Federal Home Loan Mortgage
Corporation
1,830,000
1.540% (SOFRRATE FLAT),
4/13/2020
b
1,830,000
Federal National Mortgage
Association
1,910,000
1.545% (SOFRRATE + 0.005%),
2/24/2020
b
1,909,986

Money Market Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
181
Principal
Amount
U.S. Government Agency Debt
( 89.7% )
a
Value
$ 1,250,000
1.640% (SOFRRATE + 0.100%),
4/30/2020
b
$ 1,250,000
Overseas Private Investment
Corporation
2,204,717
1.970% (T-BILL 3M FLAT),
1/7/2020
b
2,204,717
1,420,760
1.970% (T-BILL 3M FLAT),
1/7/2020
b
1,420,760
1,469,811
1.970% (T-BILL 3M FLAT),
1/7/2020
b
1,469,811
2,430,180
1.970% (T-BILL 3M FLAT),
1/7/2020
b
2,430,180
125,736
1.970% (T-BILL 3M FLAT),
1/7/2020
b
125,736
2,500,000
1.980% (T-BILL 3M FLAT),
1/7/2020
b
2,500,000
1,630,000
1.980% (T-BILL 3M FLAT),
1/7/2020
b
1,630,000
2,000,000
1.980% (T-BILL 3M FLAT),
1/7/2020
b
2,000,000
2,600,000
1.980% (T-BILL 3M FLAT),
1/7/2020
b
2,600,000
1,380,000
1.980% (T-BILL 3M FLAT),
1/7/2020
b
1,380,000
1,760,000
1.980% (T-BILL 3M + 0.070%),
1/7/2020
b
1,760,000
1,273,898
1.980% (T-BILL 3M FLAT),
1/7/2020
b
1,273,898
2,250,000
1.980% (T-BILL 3M FLAT),
1/7/2020
b
2,250,000
2,678,400
1.990% (T-BILL 3M FLAT),
1/7/2020
b
2,678,400
2,592,270
1.990% (T-BILL 3M FLAT),
1/7/2020
b
2,592,270
1,920,200
1.990% (T-BILL 3M FLAT),
1/7/2020
b
1,920,200
1,852,993
1.990% (T-BILL 3M FLAT),
1/7/2020
b
1,852,993
454,380
1.990% (T-BILL 3M FLAT),
1/7/2020
b
454,380
1,002,536
1.990% (T-BILL 3M FLAT),
1/7/2020
b
1,002,536
598,187
2.030% (T-BILL 3M FLAT),
1/7/2020
b
598,186
1,268,910
2.030% (T-BILL 3M FLAT),
1/7/2020
b
1,268,910
1,322,307
2.030% (T-BILL 3M FLAT),
1/7/2020
b
1,322,307
2,612,756
2.030% (T-BILL 3M FLAT),
1/7/2020
b
2,612,756
1,300,000
2.030% (T-BILL 3M FLAT),
1/7/2020
b
1,300,000
3,700,000
2.030% (T-BILL 3M FLAT),
1/7/2020
b
3,700,000
1,580,000
2.030% (T-BILL 3M FLAT),
1/7/2020
b
1,580,000
1,860,000
2.030% (T-BILL 3M FLAT),
1/7/2020
b
1,860,000
1,145,000
2.030% (T-BILL 3M FLAT),
1/7/2020
b
1,145,000
1,342,105
2.030% (T-BILL 3M FLAT),
1/7/2020
b
1,342,105
1,163,158
2.030% (T-BILL 3M FLAT),
1/7/2020
b
1,163,158
1,460,000
2.030% (T-BILL 3M FLAT),
1/7/2020
b
1,460,000
Principal
Amount
U.S. Government Agency Debt
( 89.7% )
a
Value
$ 835,000
2.030% (T-BILL 3M FLAT),
1/7/2020
b
$ 835,000
1,450,000 2.840%, 2/19/2020 1,485,768
550,000 2.200%, 9/30/2020 553,041
620,000 1.900%, 11/11/2020 621,559
552,000 1.940%, 11/15/2020 553,359
1,130,000 1.900%, 11/17/2020 1,132,551
Total 178,401,528
Principal
Amount U.S. Treasury Debt ( 10.7% )
a
Value
U.S. Treasury Bills
1,735,000 1.300%, 1/14/2020 1,734,186
2,250,000 1.521%, 1/21/2020 2,248,099
U.S. Treasury Notes
4,040,000
1.559% (USBMMY 3M +
0.033%), 4/30/2020
b
4,038,849
8,170,000
1.569% (USBMMY 3M +
0.043%), 7/31/2020
b
8,165,388
2,550,000
1.571% (USBMMY 3M +
0.045%), 10/31/2020
b
2,547,561
1,790,000
1.641% (USBMMY 3M +
0.115%), 1/31/2021
b
1,789,267
890,000
1.665% (USBMMY 3M +
0.139%), 4/30/2021
b
889,975
Total 21,413,325
Total Investments
(at amortized cost) 100.4% $199,814,853
Other Assets and Liabilities,
Net (0.4)% (714,041)
Total Net Assets 100.0% $199,100,812
a The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b Denotes variable rate securities. The rate shown is as of
December 31, 2019. The rates of certain variable rate
securities are based on a published reference rate and spread;
these may vary by security and the reference rate and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Cost for federal income tax purposes $ 199,814,853

Money Market Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
182
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Money Market Portfolio's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
U.S. Government Agency Debt 178,401,528 – 178,401,528 –
U.S. Treasury Debt 21,413,325 – 21,413,325 –
Total Investments at Amortized Cost $199,814,853 $– $199,814,853 $–

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
183
Principal
Amount Long-Term Fixed Income ( 44.1% ) Value
Basic Materials (2.1%)
BHP Billiton Finance USA, Ltd.
$ 100,000 6.750%,  10/19/2075
a,b
$ 117,417
Chemours Company
40,000 6.625%,  5/15/2023 40,153
First Quantum Minerals, Ltd.
125,000 7.250%,  4/1/2023
a,c
129,410
Olin Corporation
125,000 5.125%,  9/15/2027 130,313
Peabody Securities Finance
Corporation
65,000 6.375%,  3/31/2025
a
59,800
Tronox Finance plc
65,000 5.750%,  10/1/2025
a
66,217
Total 543,310
Capital Goods (3.8%)
AECOM
55,000 5.125%,  3/15/2027 59,125
Aerojet Rocketdyne Holdings, Inc.,
Convertible
18,000 2.250%,  12/15/2023 32,682
Amsted Industries, Inc.
50,000 5.625%,  7/1/2027
a
53,000
Ardagh Packaging Finance plc
125,000 6.000%,  2/15/2025
a
131,094
Bombardier, Inc.
50,000 7.500%,  3/15/2025
a
51,562
Building Materials Corporation of
America
50,000 6.000%,  10/15/2025
a
52,562
Covanta Holding Corporation
50,000 6.000%,  1/1/2027 52,750
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 59,375
Dycom Industries, Inc., Convertible
12,000 0.750%,  9/15/2021 11,630
General Electric Company
100,000 5.000%,  1/21/2021
b,d
97,946
H&E Equipment Services, Inc.
125,000 5.625%,  9/1/2025 130,938
KBR, Inc., Convertible
20,000 2.500%,  11/1/2023
a
26,500
Patrick Industries, Inc., Convertible
7,000 1.000%,  2/1/2023 6,724
Textron Financial Corporation
150,000
3.645%,  (LIBOR 3M +
1.735%), 2/15/2042
a,b
119,250
TTM Technologies, Inc., Convertible
12,000 1.750%,  12/15/2020 18,906
United Rentals North America, Inc.
65,000 5.500%,  5/15/2027 69,633
Total 973,677
Collateralized Mortgage Obligations (0.4%)
GMACM Mortgage Loan Trust
46,894
4.312%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
46,165
Principal
Amount Long-Term Fixed Income ( 44.1% ) Value
Collateralized Mortgage Obligations (0.4%) -
continued
Residential Accredit Loans, Inc. Trust
$ 77,272
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 $ 72,524
Total 118,689
Communications Services (5.6%)
AMC Networks, Inc.
75,000 5.000%,  4/1/2024 76,500
CCO Holdings, LLC
125,000 5.500%,  5/1/2026
a
131,719
DISH Network Corporation,
Convertible
86,000 3.375%,  8/15/2026 82,723
Embarq Corporation
30,000 7.995%,  6/1/2036 31,725
Frontier Communications
Corporation
60,000 8.000%,  4/1/2027
a
62,700
GCI Liberty, Inc., Convertible
59,000 1.750%,  9/30/2046
a
81,213
Gray Television, Inc.
65,000 5.875%,  7/15/2026
a
69,144
iHeartCommunications , Inc.
55,000 4.750%,  1/15/2028
a
56,375
Level 3 Financing, Inc.
60,000 4.625%,  9/15/2027
a
61,428
Liberty Media Corporation,
Convertible
37,000 1.000%,  1/30/2023 49,218
Neptune Finco Corporation
55,000 10.875%,  10/15/2025
a
61,462
Nexstar Escrow Corporation
115,000 5.625%,  7/15/2027
a
121,187
Sirius XM Radio, Inc.
50,000 5.000%,  8/1/2027
a
52,750
Sprint Corporation
125,000 7.625%,  2/15/2025 137,168
Telesat Canada / Telesat , LLC
15,000 4.875%,  6/1/2027
a
15,263
T-Mobile USA, Inc.
65,000 4.500%,  2/1/2026 66,625
VeriSign, Inc.
125,000 4.750%,  7/15/2027 131,875
Viacom, Inc.
100,000 5.875%,  2/28/2057
b
104,000
Virgin Media Secured Finance plc
60,000 5.500%,  8/15/2026
a
63,000
Total 1,456,075
Consumer Cyclical (3.5%)
Allison Transmission, Inc.
65,000 4.750%,  10/1/2027
a
67,437
Brookfield Property REIT, Inc.
50,000 5.750%,  5/15/2026
a
52,750
Brookfield Residential Properties,
Inc.
50,000 6.250%,  9/15/2027
a
52,750
Hanesbrands, Inc.
125,000 4.875%,  5/15/2026
a
132,344

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
184
Principal
Amount Long-Term Fixed Income ( 44.1% ) Value
Consumer Cyclical (3.5%) - continued
Hilton Worldwide Finance, LLC
$ 50,000 4.875%,  4/1/2027 $ 53,125
Lennar Corporation
65,000 4.750%,  5/30/2025 69,875
Live Nation Entertainment, Inc.
60,000 5.625%,  3/15/2026
a
63,900
Mattamy Group Corporation
50,000 5.250%,  12/15/2027
a
52,000
Prime Security Services Borrower,
LLC
65,000 5.750%,  4/15/2026
a
70,647
Ryman Hospitality Properties, Inc.
40,000 4.750%,  10/15/2027
a
41,300
Scientific Games International, Inc.
65,000 5.000%,  10/15/2025
a
68,087
Six Flags Entertainment Corporation
35,000 4.875%,  7/31/2024
a
36,269
30,000 5.500%,  4/15/2027
a
31,988
Staples, Inc.
50,000 7.500%,  4/15/2026
a
51,875
Viking Cruises, Ltd.
50,000 5.875%,  9/15/2027
a
53,438
Total 897,785
Consumer Non-Cyclical (4.1%)
Albertson's Companies, LLC
125,000 6.625%,  6/15/2024 130,832
Anthem, Inc., Convertible
9,000 2.750%,  10/15/2042 37,797
B&G Foods, Inc.
65,000 5.250%,  9/15/2027 65,650
Bausch Health Companies, Inc.
30,000 7.000%,  1/15/2028
a
33,000
10,000 5.000%,  1/30/2028
a
10,264
10,000 5.250%,  1/30/2030
a
10,370
Cardtronics , Inc., Convertible
9,000 1.000%,  12/1/2020 9,580
Centene Corporation
50,000 5.375%,  6/1/2026
a
53,062
10,000 4.250%,  12/15/2027
a
10,287
20,000 4.625%,  12/15/2029
a
21,077
Energizer Holdings, Inc.
140,000 6.375%,  7/15/2026
a
149,100
HCA, Inc.
60,000 5.375%,  2/1/2025 66,350
JBS USA, LLC
125,000 6.500%,  4/15/2029
a
138,910
Simmons Foods, Inc.
65,000 5.750%,  11/1/2024
a
65,325
Spectrum Brands, Inc.
50,000 5.750%,  7/15/2025 52,189
10,000 5.000%,  10/1/2029
a
10,325
Tenet Healthcare Corporation
15,000 4.625%,  7/15/2024 15,356
50,000 5.125%,  11/1/2027
a
52,813
VRX Escrow Corporation
125,000 6.125%,  4/15/2025
a
129,154
Total 1,061,441
Principal
Amount Long-Term Fixed Income ( 44.1% ) Value
Energy (4.2%)
Antero Resources Corporation
$ 60,000 5.125%,  12/1/2022 $ 53,550
Archrock Partners, LP
25,000 6.250%,  4/1/2028
a
25,750
Cheniere Corpus Christi Holdings,
LLC
125,000 7.000%,  6/30/2024 144,049
Enagas SA
65,000 5.500%,  1/15/2028
a
63,700
Enbridge, Inc.
87,000 6.250%,  3/1/2078
b
94,359
Energy Transfer Operating, LP
25,000 6.625%,  2/15/2028
b,d
23,625
Enterprise Products Operating, LLC
75,000 4.875%,  8/16/2077
b
74,062
Parsley Energy, LLC
65,000 5.625%,  10/15/2027
a
68,737
Plains All American Pipeline, LP
60,000 6.125%,  11/15/2022
b,d
55,950
Precision Drilling Corporation
65,000 7.750%,  12/15/2023 64,838
Sunoco, LP
125,000 5.500%,  2/15/2026 129,688
TransCanada Trust
100,000 5.300%,  3/15/2077
b
102,696
Transocean Guardian, Ltd.
44,500 5.875%,  1/15/2024
a
45,501
Viper Energy Partners, LP
60,000 5.375%,  11/1/2027
a
62,400
WPX Energy, Inc.
65,000 5.250%,  10/15/2027 68,575
Total 1,077,480
Financials (11.2%)
Ally Financial, Inc.
65,000 5.750%,  11/20/2025 72,719
Ares Capital Corporation, Convertible
21,000 4.625%,  3/1/2024 22,275
Australia and New Zealand Banking
Group, Ltd.
100,000 6.750%,  6/15/2026
a,b,d
114,125
BAC Capital Trust XIV
34,000
4.000%,  (LIBOR 3M +
0.400%), 1/21/2020
b,d
31,110
Bank of America Corporation
202,000 6.250%,  9/5/2024
b,d
224,472
Barclays plc
25,000 7.750%,  9/15/2023
b,d
27,312
Blackstone Mortgage Trust, Inc.,
Convertible
5,000 4.375%,  5/5/2022 5,308
BNP Paribas SA
100,000 7.625%,  3/30/2021
a,b,d
105,500
Citigroup, Inc.
68,000 5.000%,  9/12/2024
b,d
71,230
34,000 5.950%,  5/15/2025
b,d
37,102
Credit Agricole SA
100,000 8.125%,  12/23/2025
a,b,d
121,250
Credit Suisse Group AG
51,000 7.500%,  12/11/2023
a,b,d
57,311

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
185
Principal
Amount Long-Term Fixed Income ( 44.1% ) Value
Financials (11.2%) - continued
Euronet Worldwide, Inc., Convertible
$ 8,000 0.750%,  3/15/2049
a
$ 9,542
FTI Consulting, Inc., Convertible
29,000 2.000%,  8/15/2023 36,282
Goldman Sachs Group, Inc.
50,000 5.500%,  8/10/2024
b,d
53,500
64,000 4.950%,  2/10/2025
b,d
66,304
GS Finance Corporation, Convertible
93,000 0.500%,  6/23/2025
e
102,756
Hannon Armstrong Sustainable
Infrastructure Capital, Convertible
15,000 4.125%,  9/1/2022 18,104
Hartford Financial Services Group,
Inc.
100,000
4.035%,  (LIBOR 3M +
2.125%), 2/12/2047
a,b
94,250
HSBC Holdings plc
111,000 6.375%,  9/17/2024
b,d
119,464
55,000 6.375%,  3/30/2025
b,d
59,812
36,000 6.500%,  3/23/2028
b,d
39,600
Icahn Enterprises, LP
50,000 6.375%,  12/15/2025 52,437
ING Groep NV
50,000 6.000%,  4/16/2020
b,d
50,265
Iron Mountain, Inc.
65,000 4.875%,  9/15/2027
a
67,113
iStar , Inc., Convertible
5,000 3.125%,  9/15/2022 5,607
J.P. Morgan Chase & Company
100,000 5.150%,  5/1/2023
b,d
104,500
68,000 5.000%,  8/1/2024
b,d
70,720
J.P. Morgan Chase Capital XXIII
100,000
2.910%,  (LIBOR 3M +
1.000%), 5/15/2047
b
84,000
Lincoln National Corporation
100,000
4.262%,  (LIBOR 3M +
2.358%), 5/17/2066
b
88,000
Lloyds Banking Group plc
100,000 6.657%,  5/21/2037
a,b,d
119,144
Macquarie Bank, Ltd.
100,000 6.125%,  3/8/2027
a,b,d
103,500
MGIC Investment Corporation,
Convertible
37,000 9.000%,  4/1/2063
a
49,610
MPT Operating Partnership, LP
50,000 4.625%,  8/1/2029 51,500
Outfront Media Cap, LLC
30,000 4.625%,  3/15/2030
a
30,525
Quicken Loans, Inc.
50,000 5.750%,  5/1/2025
a
51,688
Royal Bank of Scotland Group plc
100,000 8.625%,  8/15/2021
b,d
108,130
Societe Generale SA
100,000 8.000%,  9/29/2025
a,b,d
117,500
Standard Chartered plc
100,000 7.500%,  4/2/2022
a,b,d
107,625
Truist Financial Corporation
37,000 4.800%,  9/1/2024
b,d
38,203
USB Realty Corporation
68,000
3.148%,  (LIBOR 3M + 1.147%),
1/15/2022
a,b,d
58,650
Principal
Amount Long-Term Fixed Income ( 44.1% ) Value
Financials (11.2%) - continued
VICI Properties, LP / VICI Note
Company, Inc.
$ 10,000 4.250%,  12/1/2026
a
$ 10,300
10,000 4.625%,  12/1/2029
a
10,450
Wachovia Capital Trust II
30,000
2.501%,  (LIBOR 3M +
0.500%), 1/15/2027
b
28,200
Total 2,896,995
Technology (1.5%)
Akamai Technologies, Inc.,
Convertible
10,000 0.125%,  5/1/2025 11,047
10,000 0.375%,  9/1/2027
a
9,873
Booking Holdings, Inc., Convertible
12,000 0.350%,  6/15/2020 18,615
Diamond Sports Group, LLC
65,000 6.625%,  8/15/2027
a
63,213
Harland Clarke Holdings Corporation
55,000 8.375%,  8/15/2022
a
44,825
j2 Global, Inc., Convertible
4,000 1.750%,  11/1/2026
a
4,058
18,000 3.250%,  6/15/2029 26,015
Microchip Technology, Inc.,
Convertible
13,000 1.625%,  2/15/2027 18,525
NCR Corporation
60,000 6.125%,  9/1/2029
a
65,107
Nuance Communications, Inc.,
Convertible
65,000 1.250%,  4/1/2025 72,202
ON Semiconductor Corporation,
Convertible
28,000 1.625%,  10/15/2023 38,605
Teradyne, Inc., Convertible
4,000 1.250%,  12/15/2023 8,773
Verint Systems, Inc., Convertible
11,000 1.500%,  6/1/2021 11,836
Total 392,694
Transportation (0.7%)
Hertz Corporation
50,000 5.500%,  10/15/2024
a
51,250
Meritor, Inc., Convertible
19,000 3.250%,  10/15/2037 20,672
United Continental Holdings, Inc.
50,000 4.875%,  1/15/2025 53,000
XPO Logistics, Inc.
50,000 6.750%,  8/15/2024
a
54,317
Total 179,239
U.S. Government & Agencies (5.0%)
U.S. Treasury Bonds
1,245,000 2.375%,  5/15/2029 1,293,027
Total 1,293,027
Utilities (2.0%)
Calpine Corporation
50,000 4.500%,  2/15/2028
a
50,443

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
186
Principal
Amount Long-Term Fixed Income ( 44.1% ) Value
Utilities (2.0%) - continued
Dominion Energy, Inc.
$ 56,000 4.650%,  12/15/2024
b,d
$ 57,130
Duke Energy Corporation
51,000 4.875%,  9/16/2024
b,d
53,476
NextEra Energy Operating Partners,
LP
65,000 3.875%,  10/15/2026
a
65,244
NiSource, Inc.
77,000 5.650%,  6/15/2023
b,d
78,925
TerraForm Power Operating, LLC
125,000 5.000%,  1/31/2028
a
132,164
TransCanada Trust
85,000 5.875%,  8/15/2076
b
91,485
Total 528,867
Total Long-Term Fixed Income
(cost $11,101,735) 11,419,279
Shares
Registered Investment Companies
( 42.9% ) Value
Unaffiliated  (32.8%)
15,000 Aberdeen Asia-Pacific Income Fund,
Inc. 63,750
7,986 AllianceBernstein Global High
Income Fund, Inc. 96,870
9,650 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 125,450
8,102 BlackRock Core Bond Trust 118,127
12,866 BlackRock Corporate High Yield
Fund, Inc. 144,099
5,559 BlackRock Credit Allocation Income
Trust 77,715
13,812 BlackRock Enhanced Equity Dividend
Trust 137,011
3,500 BlackRock Enhanced Global
Dividend Trust 38,465
6,896 BlackRock Multi-Sector Income Trust 111,439
16,048 BlackRock Resources &
Commodities Strategy Trust 129,507
32,909 BNY Mellon High Yield Strategies
Fund 102,018
2,318 Brookfield Real Assets Income Fund,
Inc. 49,489
4,018 Clough Global Opportunities Fund 37,930
9,110 Eaton Vance Limited Duration
Income Fund 120,708
8,100 Eaton Vance Senior Floating-Rate
Trust 109,755
14,720 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 129,242
7,285 Invesco Dynamic Credit
Opportunities Fund 82,685
19,631 Invesco Senior Income Trust 84,217
5,500 Invesco Variable Rate Preferred ETF 142,065
65,460 iShares S&P U.S. Preferred Stock
Index Fund 2,460,642
18,225 MFS Intermediate Income Trust 69,255
6,167 Neuberger Berman MLP Income
Fund, Inc. 41,689
9,355 New America High Income Fund, Inc. 85,411
14,762 Nuveen Credit Strategies Income
Fund 113,225
11,600 Nuveen Floating Rate Income Fund 118,784
7,111 Nuveen Global High Income Fund 116,478
Shares
Registered Investment Companies
( 42.9% ) Value
Unaffiliated  (32.8%)- continued
2,400 Nuveen Mortgage and Income Fund $ 52,704
4,828 Nuveen Preferred and Income Term
Fund 124,611
14,908 Nuveen Senior Income Fund 88,852
2,500 Nuveen Short Duration Credit
Opportunities Fund 37,975
7,416 PGIM Global High Yield Fund, Inc. 111,388
6,518 PGIM High Yield Bond Fund, Inc. 100,377
4,100 Pioneer High Income Trust 39,114
4,500 Royce Micro-Cap Trust, Inc. 38,430
5,384 Royce Value Trust, Inc. 79,522
18,895 SPDR Bloomberg Barclays High Yield
Bond ETF 2,069,758
8,030 Templeton Global Income Fund 49,224
7,516 Tortoise Midstream Energy Fund, Inc. 82,375
4,500 Voya Asia Pacific High Dividend
Equity Income Fund 38,250
18,105 Voya Global Equity Dividend &
Premium Opportunity Fund 112,070
8,850 Voya Infrastructure Industrials and
Materials Fund 101,863
23,000 Wells Fargo Global Dividend
Opportunity Fund 130,180
12,921 Wells Fargo Income Opportunities
Fund 108,795
15,835 Western Asset High Income Fund
II, Inc. 106,728
21,762 Western Asset High Income
Opportunity Fund, Inc. 110,333
Total 8,488,575
Affiliated  (10.1%)
263,227 Thrivent Core Emerging Markets
Debt Fund 2,616,473
Total 2,616,473
Total Registered Investment
Companies (cost $10,989,839) 11,105,048
Shares Common Stock ( 4.8% ) Value
Communications Services (0.1%)
582 Twitter, Inc.
f
18,653
Total 18,653
Consumer Discretionary (<0.1%)
2 Booking Holdings, Inc.
f
4,107
Total 4,107
Consumer Staples (0.1%)
359 Bunge, Ltd. 20,660
Total 20,660
Energy (0.9%)
2,070 Enbridge, Inc. 82,324
3,300 Enterprise Products Partners, LP 92,928
2,765 Williams Companies, Inc. 65,586
Total 240,838
Financials (1.7%)
5,636 AG Mortgage Investment Trust, Inc. 86,907
12,858 Annaly Capital Management, Inc. 121,123
585 Ares Capital Corporation 10,910

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
187
Shares Common Stock ( 4.8% ) Value
Financials (1.7%) - continued
63 Bank of America Corporation $ 2,219
5,511 Granite Point Mortgage Trust, Inc. 101,292
230 New York Community Bancorp, Inc. 2,765
7,047 Two Harbors Investment Corporation 103,027
65 Wells Fargo & Company 3,497
Total 431,740
Health Care (0.2%)
22 Anthem, Inc. 6,645
313 Danaher Corporation 48,039
Total 54,684
Industrials (<0.1%)
30 Patrick Industries, Inc. 1,573
Total 1,573
Information Technology (0.9%)
1,374 Advanced Micro Devices, Inc.
f
63,012
34 Akamai Technologies, Inc.
f
2,937
36 Broadcom, Ltd. 11,377
83 Lam Research Corporation 24,269
198 Microchip Technology, Inc. 20,734
1,461 Micron Technology, Inc.
f
78,572
212 Motorola Solutions, Inc. 34,162
265 Nuance Communications, Inc.
f
4,725
195 TTM Technologies, Inc.
f
2,935
Total 242,723
Real Estate (0.9%)
7,034 AGNC Investment Corporation 124,361
425 iSTAR Financial, Inc. 6,167
912 MGIC Investment Corporation 12,923
5,694 New Residential Investment
Corporation 91,730
Total 235,181
Total Common Stock
(cost $1,191,278) 1,250,159
Shares Preferred Stock ( 3.3% ) Value
Communications Services (0.1%)
27 Crown Castle International
Corporation, Convertible, 6.875% 34,605
Total 34,605
Consumer Staples (0.2%)
2,000 CHS, Inc., 6.750%
b,d
53,400
Total 53,400
Energy (0.6%)
10,535 Crestwood Equity Partners, LP,
9.250%
d
97,238
525 Energy Transfer Operating, LP,
7.600%
b,d
13,293
1,415 Nustar Logistics, LP, 8.734%
b
36,479
Total 147,010
Financials (2.1%)
1,050 Aegon Funding Corporation II,
5.100% 27,247
1,500 Allstate Corporation, 5.100%
d
39,210
Shares Preferred Stock ( 3.3% ) Value
Financials (2.1%) - continued
2,400 AXA Equitable Holdings, Inc.,
5.250%
d,f
$ 62,640
12 Bank of America Corporation,
Convertible, 7.250%
d
17,388
2,050 Capital One Financial Corporation,
5.000%
d
51,435
2,000 Citigroup Capital XIII, 8.306%
b
55,600
472 Federal National Mortgage
Association, 0.000%
d,f
5,640
70 First Tennessee Bank NA, 3.750%
a,b,d
51,625
1,300 GMAC Capital Trust I, 7.695%
b
33,865
1,450 J.P. Morgan Chase & Company,
4.750%
c,d,f
37,338
2,000 Morgan Stanley, 5.850%
b,d
56,720
1,200 Regions Financial Corporation,
5.700%
b,d
33,468
250 Synovus Financial Corporation,
5.875%
b,d
6,675
52 Wells Fargo & Company, Convertible,
7.500%
d
75,400
Total 554,251
Health Care (0.1%)
18 Danaher Corporation, Convertible,
4.750% 21,166
Total 21,166
Industrials (0.1%)
123 Stanley Black & Decker, Inc.,
Convertible, 5.250%
f
13,402
Total 13,402
Utilities (0.1%)
377 Southern Company, Convertible,
6.750% 20,320
Total 20,320
Total Preferred Stock
(cost $818,378) 844,154
Shares
Collateral Held for Securities Loaned
( 0.6% ) Value
160,415 Thrivent Cash Management Trust 160,415
Total Collateral Held for Securities
Loaned
(cost $160,415) 160,415
Shares Short-Term Investments ( 4.2% ) Value
Thrivent Core Short-Term Reserve
Fund
108,832 1.970% 1,088,321
Total Short-Term Investments (cost
$1,088,321) 1,088,321
Total Investments (cost
$25,349,966) 99.9% $25,867,376
Other Assets and Liabilities, Net
0.1% 24,634
Total Net Assets 100.0% $25,892,010

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
188
a Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of December 31, 2019, the value of these investments was $5,127,815 or 19.8% of total
net assets.
b Denotes variable rate securities. The rate shown is as of
December 31, 2019. The rates of certain variable rate
securities are based on a published reference rate and spread;
these may vary by security and the reference rate and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c All or a portion of the security is on loan.
d Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
e Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
f Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Portfolio as of December 31, 2019:
Securities Lending Transactions
Common Stock $ 33,475
Long-Term Fixed Income 122,163
Total lending $155,638
Gross amount payable upon return of
collateral for securities loaned $160,415
Net amounts due to counterparty $4,777
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 755,631
Gross unrealized depreciation (265,931)
Net unrealized appreciation (depreciation) $ 489,700
Cost for federal income tax purposes $ 25,377,676

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
189
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Multidimensional Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 543,310 – 543,310 –
Capital Goods 973,677 – 973,677 –
Collateralized Mortgage Obligations 118,689 – 118,689 –
Communications Services 1,456,075 – 1,456,075 –
Consumer Cyclical 897,785 – 897,785 –
Consumer Non-Cyclical 1,061,441 – 1,061,441 –
Energy 1,077,480 – 1,077,480 –
Financials 2,896,995 – 2,794,239 102,756
Technology 392,694 – 392,694 –
Transportation 179,239 – 179,239 –
U.S. Government & Agencies 1,293,027 – 1,293,027 –
Utilities 528,867 – 528,867 –
Registered Investment Companies
Unaffiliated 8,488,575 8,488,575 – –
Common Stock
Communications Services 18,653 18,653 – –
Consumer Discretionary 4,107 4,107 – –
Consumer Staples 20,660 20,660 – –
Energy 240,838 240,838 – –
Financials 431,740 431,740 – –
Health Care 54,684 54,684 – –
Industrials 1,573 1,573 – –
Information Technology 242,723 242,723 – –
Real Estate 235,181 235,181 – –
Preferred Stock
Communications Services 34,605 – 34,605 –
Consumer Staples 53,400 53,400 – –
Energy 147,010 147,010 – –
Financials 554,251 502,626 51,625 –
Health Care 21,166 – 21,166 –
Industrials 13,402 13,402 – –
Utilities 20,320 20,320 – –
Subtotal Investments in Securities $22,002,167 $10,475,492 $11,423,919 $102,756
Other Investments  * Total
Affiliated Registered Investment Companies 2,616,473
Affiliated Short-Term Investments 1,088,321
Collateral Held for Securities Loaned 160,415
Subtotal Other Investments $3,865,209
Total Investments at Value $25,867,376
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2019, for
Multidimensional Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 8,566
Total Interest Rate Contracts
8,566
Total $8,566

Multidimensional Income Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
190
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended
December 31, 2019, for Multidimensional Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,706)
Total Interest Rate Contracts (2,706)
Total ($2,706)
The following table presents Multidimensional Income Portfolio's average volume of derivative activity during the period ended December 31, 2019.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $159,364
Futures - Short (149,303)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt $1,953 $481 $– $2,616 263 10.1%
Total Affiliated Registered Investment Companies 1,953 2,616 10.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% 984 29,609 29,505 1,088 109 4.2
Total Affiliated Short-Term Investments 984 1,088 4.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 114 2,745 2,699 160 160 0.6
Total Collateral Held for Securities Loaned 114 160 0.6
Total Value $3,051 $3,864
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $182 – $101
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% – – 0 44
Total Income/Non Income Cash from Affiliated Investments $145
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $182 $0

Opportunity Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
191
Principal
Amount Bank Loans ( 26.1% ) Value
% of Net
Assets
Basic Materials (1.3%)
Other Securities
^
$ 2,775,314 1.3%
Total 2,775,314
Capital Goods (2.2%)
GFL Environmental, Inc., Term
Loan
$ 922,745 4.799%, (LIBOR 1M +
3.000%), 5/31/2025
a,b
923,400 0.4%
Vertiv Group Corporation, Term
Loan
883,352 5.927%, (LIBOR 1M +
4.000%), 11/15/2023
a,b
880,357 0.4%
Other Securities
^
3,084,217 1.4%
Total 4,887,974
Communications Services (5.9%)
CenturyLink, Inc., Term Loan
1,481,541 4.549%, (LIBOR 1M +
2.750%), 1/31/2025
a,b
1,486,727 0.7%
CommScope Inc., Term Loan
788,025 5.049%, (LIBOR 1M +
3.250%), 4/4/2026
a,b
792,209 0.4%
CSC Holdings, LLC, Term Loan
1,155,000 4.240%, (LIBOR 1M +
2.500%), 4/15/2027
a,b
1,158,846 0.5%
Diamond Sports Group, LLC,
Term Loan
773,063 5.030%, (LIBOR 1M +
3.250%), 8/24/2026
a,b
771,455 0.3%
Frontier Communications
Corporation, Term Loan
767,288 5.550%, (LIBOR 1M +
3.750%), 6/15/2024
a,b
769,950 0.3%
Sprint Communications, Inc.,
Term Loan
1,035,713 4.313%, (LIBOR 1M +
2.500%), 2/3/2024
a,b
1,025,614 0.5%
Virgin Media Bristol, LLC, Term
Loan
1,010,000 4.240%, (LIBOR 1M +
2.500%), 1/31/2028
a,b
1,015,686 0.5%
Other Securities
^
5,947,930 2.7%
Total 12,968,417
Consumer Cyclical (4.0%)
1011778 B.C., LLC, Term Loan
1,095,000 0.000%, (LIBOR 1M +
1.750%), 11/19/2026
a,b,c,d
1,096,084 0.5%
Golden Entertainment, Inc.,
Term Loan
825,075 4.800%, (LIBOR 1M +
3.000%), 10/20/2024
a,b
827,138 0.4%
LCPR Loan Financing, LLC, Term
Loan
965,000 6.740%, (LIBOR 1M +
5.000%), 10/25/2026
a,b
975,856 0.4%
Scientific Games International,
Inc., Term Loan
1,568,238 4.549%, (LIBOR 1M +
2.750%), 8/14/2024
a,b
1,570,857 0.7%
Principal
Amount Bank Loans ( 26.1% ) Value
% of Net
Assets
Consumer Cyclical (4.0%) - continued
Stars Group Holdings BV, Term
Loan
$ 794,691 5.445%, (LIBOR 3M +
3.500%), 7/10/2025
a,b
$ 800,954 0.4%
Other Securities
^
3,653,497 1.6%
Total 8,924,386
Consumer Non-Cyclical (5.5%)
Air Medical Group Holdings, Inc.,
Term Loan
1,367,100 5.035%, (LIBOR 1M +
3.250%), 4/28/2022
a,b
1,336,121 0.6%
Albertson's LLC, Term Loan
1,306,725 4.549%, (LIBOR 1M +
2.750%), 8/17/2026
a,b,c,d
1,317,218 0.6%
Bausch Health Companies, Inc.,
Term Loan
932,380 4.740%, (LIBOR 1M +
3.000%), 6/1/2025
a,b
937,042 0.4%
Endo International plc, Term
Loan
1,231,793 6.063%, (LIBOR 1M +
4.250%), 4/27/2024
a,b
1,176,363 0.5%
JBS USA LUX SA, Term Loan
755,000 3.799%, (LIBOR 1M +
2.000%), 5/1/2026
a,b,c,d
759,402 0.3%
McGraw-Hill Global Education
Holdings, LLC, Term Loan
1,124,117 5.799%, (LIBOR 1M +
4.000%), 5/4/2022
a,b
1,071,969 0.5%
MPH Acquisition Holdings, LLC,
Term Loan
1,241,682 4.695%, (LIBOR 3M +
2.750%), 6/7/2023
a,b
1,222,387 0.6%
Ortho-Clinical Diagnostics SA,
Term Loan
1,166,058 5.306%, (LIBOR 3M +
3.250%), 6/1/2025
a,b,c,d
1,151,238 0.5%
Other Securities
^
3,270,926 1.5%
Total 12,242,666
Energy (1.6%)
Radiate Holdco, LLC, Term Loan
1,278,703 4.799%, (LIBOR 1M +
3.000%), 2/1/2024
a,b
1,282,539 0.6%
Other Securities
^
2,144,515 1.0%
Total 3,427,054
Financials (3.5%)
Digicel International Finance,
Ltd., Term Loan
832,961 5.340%, (LIBOR 3M +
3.250%), 5/27/2024
a,b
740,919 0.3%
GGP Nimbus, LLC, Term Loan
883,813 4.299%, (LIBOR 1M +
2.500%), 8/24/2025
a,b
877,369 0.4%
Sable International Finance,
Ltd., Term Loan
1,386,347 5.049%, (LIBOR 1M +
3.250%), 1/31/2026
a,b
1,393,930 0.6%

Opportunity Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
192
Principal
Amount Bank Loans ( 26.1% ) Value
% of Net
Assets
Financials (3.5%) - continued
Other Securities
^
$ 4,716,902 2.2%
Total 7,729,120
Technology (1.8%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
962,588 5.299%, (LIBOR 1M +
3.500%), 8/21/2026
a,b
967,054 0.4%
Prime Security Services
Borrower, LLC, Term Loan
1,456,350 4.944%, (LIBOR 1M +
3.250%), 9/23/2026
a,b,c,d
1,459,263 0.6%
Rackspace Hosting, Inc., Term
Loan
1,290,238 4.902%, (LIBOR 3M +
3.000%), 11/3/2023
a,b
1,250,279 0.6%
Other Securities
^
397,153 0.2%
Total 4,073,749
Utilities (0.3%)
Other Securities
^
685,204 0.3%
Total 685,204
Total Bank Loans
(cost $58,674,485) 57,713,884
Principal
Amount
Long-Term Fixed Income
( 51.3% ) Value
% of Net
Assets
Asset-Backed Securities (4.4%)
Cent CLO, LP
875,000 4.240%, (LIBOR 3M +
2.300%), 10/25/2028,
Ser. 2018-27A, Class B
b,e
857,656 0.4%
OZLM Funding II, Ltd.
710,000 3.436%, (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,e
705,364 0.3%
Park Avenue Institutional
Advisers CLO, Ltd.
700,000 3.466%, (LIBOR 3M +
1.500%), 10/20/2031,
Ser. 2018-1A, Class A1B
b,e
692,607 0.3%
Sound Point CLO XXI, Ltd.
700,000 3.386%, (LIBOR 3M +
1.450%), 10/26/2031,
Ser. 2018-3A, Class A1B
b,e
691,041 0.3%
Other Securities
^
6,871,074 3.1%
Total 9,817,742
Basic Materials (0.7%)
Other Securities
^
1,571,667 0.7%
Total 1,571,667
Principal
Amount
Long-Term Fixed Income
( 51.3% ) Value
% of Net
Assets
Capital Goods (1.8%)
Other Securities
^
$ 3,935,064 1.8%
Total 3,935,064
Collateralized Mortgage Obligations (9.9%)
Alternative Loan Trust 2007-6
189,249 5.750%, 4/25/2047, Ser.
2007-6, Class A4 164,047 0.1%
Antler Mortgage Trust
1,075,000 4.335%, 7/25/2022, Ser.
2018-RTL1, Class A1
e
1,081,965 0.5%
Banc of America Funding Trust
344,468 5.500%, 1/25/2036, Ser.
2005-8, Class 1A1 331,405 0.2%
Banc of America Mortgage
Securities Trust
381,181 6.000%, 5/25/2036, Ser.
2006-1, Class A5 374,566 0.2%
360,245 3.986%, 9/25/2035, Ser.
2005-H, Class 3A1
b
357,011 0.2%
Bear Stearns Adjustable Rate
Mortgage Trust
142,866 3.971%, 1/25/2034, Ser.
2003-8, Class 5A
b
143,305 0.1%
63,879 4.270%, (CMT 1Y +
2.300%), 10/25/2035,
Ser. 2005-9, Class A1
b
65,494 <0.1%
ChaseFlex Trust
245,538 6.500%, 2/25/2035, Ser.
2005-1, Class 1A5 242,687 0.1%
CHL Mortgage Pass-Through
Trust
112,711 6.000%, 4/25/2037, Ser.
2007-3, Class A18 92,280 <0.1%
246,861 3.447%, 11/20/2035,
Ser. 2005-HYB7, Class
6A1
b
225,687 0.1%
153,805 3.855%, 12/20/2035,
Ser. 2005-HYB8, Class
3A1
b
151,382 0.1%
Countrywide Alternative Loan
Trust
409,678 5.500% - 6.000%,
5/25/2035 - 1/25/2037,
Ser. 2005-J3, Class 1A5 385,099 0.2%
Countrywide Home Loan
Mortgage Pass Through Trust
130,170 3.625%, 11/25/2035,
Ser. 2005-22, Class 2A1
b
117,859 0.1%
Eagle Re, Ltd.
750,000 3.592%, (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,e
751,053 0.3%
Federal Home Loan Mortgage
Corporation
896,567 3.500%, 8/15/2035, Ser.
345, Class C8
f
111,901 0.1%
Federal Home Loan Mortgage
Corporation - REMIC
3,403,710 3.000% - 3.500%,
5/15/2027 - 4/15/2033,
Ser. 4119, Class KI
f
300,671 0.1%

Opportunity Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
193
Principal
Amount
Long-Term Fixed Income
( 51.3% ) Value
% of Net
Assets
Collateralized Mortgage Obligations (9.9%) -
continued
Federal National Mortgage
Association - REMIC
$ 13,301,306 2.500% - 3.000%,
7/25/2027 - 2/25/2033,
Ser. 2012-121, Class BI
f
$ 922,898 0.3%
IndyMac INDA Mortgage Loan
Trust
900,821 3.882%, 8/25/2036, Ser.
2006-AR1, Class A1
b
869,448 0.4%
J.P. Morgan Mortgage Trust
100,437 4.088%, 6/25/2036, Ser.
2006-A4, Class 2A2
b
90,524 <0.1%
91,019 4.257%, 7/25/2035, Ser.
2007-A1, Class 2A1
b
92,994 <0.1%
Merrill Lynch Alternative Note
Asset Trust
101,592 6.000%, 3/25/2037, Ser.
2007-F1, Class 2A1 73,583 <0.1%
Merrill Lynch Mortgage Investors
Trust
213,061 4.326%, 6/25/2035, Ser.
2005-A5, Class M1
b
225,324 0.1%
Structured Asset Mortgage
Investments, Inc.
180,819 2.102%, (LIBOR 1M +
0.310%), 12/25/2035,
Ser. 2005-AR4, Class A1
b
184,890 0.1%
Vericrest Opportunity Loan Trust
800,000 4.090%, 11/25/2049,
Ser. 2019-NPL8, Class
A1B
e,g
798,202 0.4%
WaMu Mortgage Pass Through
Certificates
343,058 3.119%, (12 MTA +
0.880%), 10/25/2046,
Ser. 2006-AR13, Class 1A
b
327,182 0.1%
136,426 3.686%, 10/25/2036,
Ser. 2006-AR12, Class
1A1
b
133,876 0.1%
79,511 2.979%, (12 MTA +
0.740%), 1/25/2047, Ser.
2006-AR19, Class 1A
b
77,360 <0.1%
15,975 3.880%, 8/25/2046, Ser.
2006-AR8, Class 1A1
b
15,425 <0.1%
Washington Mutual Mortgage
Pass-Through Certificates
114,608 6.000%, 3/25/2035, Ser.
2005-1, Class 2A 113,318 0.1%
Other Securities
^
13,095,808 5.9%
Total 21,917,244
Commercial Mortgage-Backed Securities
(0.6%)
Federal National Mortgage
Association
613,201 4.500%, 5/1/2048 646,451 0.3%
Federal National Mortgage
Association - ACES
6,993,668 1.468%, 2/25/2031, Ser.
2019-M21, Class X2
b,f
778,834 0.3%
Total 1,425,285
Principal
Amount
Long-Term Fixed Income
( 51.3% ) Value
% of Net
Assets
Communications Services (2.4%)
Other Securities
^
$ 5,244,606 2.4%
Total 5,244,606
Consumer Cyclical (2.5%)
Other Securities
^
5,565,232 2.5%
Total 5,565,232
Consumer Non-Cyclical (2.7%)
Other Securities
^
6,012,064 2.7%
Total 6,012,064
Energy (2.4%)
Other Securities
^
5,326,066 2.4%
Total 5,326,066
Financials (5.7%)
BAC Capital Trust XIV
42,000 4.000%, (LIBOR 3M +
0.400%), 1/21/2020
b,h
38,430 <0.1%
Bank of America Corporation
69,000 4.200%, 8/26/2024 74,064 <0.1%
147,000 3.864%, 7/23/2024
b
154,683 0.1%
125,000 6.250%, 9/5/2024
b,h
138,906 0.1%
117,000 3.550%, 3/5/2024
b
121,426 0.1%
87,000 5.125%, 6/20/2024
b,h
92,029 <0.1%
84,000 3.499%, 5/17/2022
b
85,669 <0.1%
82,000 2.738%, 1/23/2022
b
82,612 <0.1%
65,000 3.004%, 12/20/2023
b
66,566 <0.1%
36,000 3.458%, 3/15/2025
b
37,580 <0.1%
J.P. Morgan Chase & Company
156,000 3.375% - 3.875%,
5/1/2023 - 9/10/2024 164,737 0.1%
144,000 5.000%, 8/1/2024
b,h
149,760 0.1%
141,000 4.023%, 12/5/2024
b
150,279 0.1%
91,000 2.776%, 4/25/2023
b
92,402 0.1%
71,000 3.166%, (LIBOR 3M +
1.230%), 10/24/2023
b
72,207 <0.1%
57,000 2.587%, (LIBOR 3M +
0.680%), 6/1/2021
b
57,093 <0.1%
57,000 5.150%, 5/1/2023
b,h
59,565 <0.1%
Other Securities
^
10,990,388 5.0%
Total 12,628,396
Mortgage-Backed Securities (15.5%)
Federal Home Loan Mortgage
Corporation Conventional 15-
Yr. Pass Through
1,509,123 3.500%, 5/1/2034 1,568,808 0.7%
Federal Home Loan Mortgage
Corporation Conventional 30-
Yr. Pass Through
1,408,959 3.000%, 8/1/2047 1,441,724 0.7%
1,053,363 3.500%, 7/1/2049 1,082,324 0.5%
Federal National Mortgage
Association
1,212,882 3.500%, 10/1/2048 1,256,650 0.6%
1,375,000 3.500%, 8/1/2049 1,427,955 0.6%

Opportunity Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
194
Principal
Amount
Long-Term Fixed Income
( 51.3% ) Value
% of Net
Assets
Mortgage-Backed Securities (15.5%) -
continued
Federal National Mortgage
Association Conventional 15-
Yr. Pass Through
$ 3,100,000 2.500%, 1/1/2035
d
$ 3,126,191 1.4%
7,252,000 3.000%, 1/1/2035
d
7,429,957 3.4%
Federal National Mortgage
Association Conventional 30-
Yr. Pass Through
12,038,000 3.000%, 1/1/2048
d
12,201,140 5.5%
2,147,573 4.000%, 7/1/2048 2,238,317 1.0%
785,000 3.500%, 1/1/2049
d
807,098 0.4%
1,559,765 3.500%, 8/1/2049 1,603,046 0.7%
Total 34,183,210
Technology (1.0%)
Other Securities
^
2,258,586 1.0%
Total 2,258,586
Transportation (0.6%)
Other Securities
^
1,296,716 0.6%
Total 1,296,716
Utilities (1.1%)
Other Securities
^
2,385,152 1.1%
Total 2,385,152
Total Long-Term Fixed Income
(cost $112,365,060) 113,567,030
Shares
Registered Investment
Companies ( 17.7% ) Value
% of Net
Assets
Unaffiliated  (3.0%)
44,525 Vanguard Short-Term Corporate
Bond ETF 3,607,861 1.6%
Other Securities
^
2,965,997 1.4%
Total 6,573,858
Affiliated  (14.7%)
3,275,827 Thrivent Core Emerging Markets
Debt Fund 32,561,718 14.7%
Total 32,561,718
Total Registered Investment
Companies (cost $38,381,032) 39,135,576
Shares Preferred Stock ( 0.9% ) Value
% of Net
Assets
Consumer Staples (0.1%)
Other Securities
^
143,827 0.1%
Total 143,827
Shares Preferred Stock ( 0.9% ) Value
% of Net
Assets
Energy (0.1%)
Other Securities
^
$ 280,897 0.1%
Total 280,897
Financials (0.7%)
2,200 Bank of America Corporation,
5.000%
h
57,596 <0.1%
1,750 J.P. Morgan Chase & Company,
4.750%
h,i,j
45,063 <0.1%
Other Securities
^
1,412,771 0.7%
Total 1,515,430
Total Preferred Stock
(cost $1,855,917) 1,940,154
Shares Common Stock ( 0.1% ) Value
% of Net
Assets
Energy (0.1%)
Other Securities
^
82,099 0.1%
Total 82,099
Materials (<0.1%)
Other Securities
^
69,920 <0.1%
Total 69,920
Total Common Stock
(cost $341,135) 152,019
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
% of Net
Assets
369,820 Thrivent Cash Management
Trust 369,820 0.1%
Total Collateral Held for
Securities Loaned
(cost $369,820) 369,820
Shares or
Principal
Amount
Short-Term Investments
( 16.2% ) Value
% of Net
Assets
Thrivent Core Short-Term
Reserve Fund
3,539,848 1.970% 35,398,483 16.0%
Other Securities
^
399,899 0.2%
Total Short-Term Investments
(cost $35,798,362) 35,798,382
Total Investments (cost
$247,785,811) 112.4% $248,676,865
Other Assets and Liabilities,
Net (12.4%) (27,526,232)
Total Net Assets 100.0% $221,150,633

Opportunity Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
195
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2019. The rates of certain variable rate
securities are based on a published reference rate and spread;
these may vary by security and the reference rate and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or delayed
delivery basis.
e Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of December 31, 2019, the value of these investments was $40,704,539 or 18.4% of total net assets.
f Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of December
31, 2019.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i All or a portion of the security is on loan.
j Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Portfolio as of December 31, 2019:
Securities Lending Transactions
Long-Term Fixed Income $ 314,046
Common Stock 41,200
Total lending $355,246
Gross amount payable upon return of
collateral for securities loaned $369,820
Net amounts due to counterparty $14,574
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 3,272,724
Gross unrealized depreciation (2,333,927)
Net unrealized appreciation (depreciation) $ 938,797
Cost for federal income tax purposes $ 247,667,446

Opportunity Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
196
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Opportunity Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,775,314 – 2,775,314 –
Capital Goods 4,887,974 – 4,515,332 372,642
Communications Services 12,968,417 – 12,517,700 450,717
Consumer Cyclical 8,924,386 – 8,924,386 –
Consumer Non-Cyclical 12,242,666 – 12,242,666 –
Energy 3,427,054 – 3,118,158 308,896
Financials 7,729,120 – 6,882,791 846,329
Technology 4,073,749 – 4,073,749 –
Utilities 685,204 – 685,204 –
Long-Term Fixed Income
Asset-Backed Securities 9,817,742 – 9,817,742 –
Basic Materials 1,571,667 – 1,571,667 –
Capital Goods 3,935,064 – 3,935,064 –
Collateralized Mortgage Obligations 21,917,244 – 21,917,244 –
Commercial Mortgage-Backed Securities 1,425,285 – 1,425,285 –
Communications Services 5,244,606 – 5,244,606 –
Consumer Cyclical 5,565,232 – 5,565,232 –
Consumer Non-Cyclical 6,012,064 – 6,012,064 –
Energy 5,326,066 – 5,326,066 –
Financials 12,628,396 – 12,628,396 –
Mortgage-Backed Securities 34,183,210 – 34,183,210 –
Technology 2,258,586 – 2,258,586 –
Transportation 1,296,716 – 1,296,716 –
Utilities 2,385,152 – 2,385,152 –
Registered Investment Companies
Unaffiliated 6,573,858 6,573,858 – –
Preferred Stock
Consumer Staples 143,827 143,827 – –
Energy 280,897 280,897 – –
Financials 1,515,430 1,000,430 515,000 –
Common Stock
Energy 82,099 82,099 – –
Materials 69,920 69,920 – –
Short-Term Investments 399,899 – 399,899 –
Subtotal Investments in Securities $180,346,844 $8,151,031 $170,217,229 $1,978,584
Other Investments  * Total
Affiliated Registered Investment Companies 32,561,718
Affiliated Short-Term Investments 35,398,483
Collateral Held for Securities Loaned 369,820
Subtotal Other Investments $68,330,021
Total Investments at Value $248,676,865
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 34,244 34,244 – –
Total Asset Derivatives $34,244 $34,244 $– $–
Liability Derivatives
Futures Contracts 104,866 104,866 – –
Total Liability Derivatives $104,866 $104,866 $– $–

Opportunity Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
197
Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents Opportunity Income Plus Portfolio's futures contracts held as of December 31, 2019. Investments and/or cash totaling
$399,899 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 2 March 2020 $ 259,083 ( $ 2,240)
CBOT 2-Yr. U.S. Treasury Note 45 March 2020 9,705,373 (7,873)
CBOT 5-Yr. U.S. Treasury Note 22 March 2020 2,619,444 (10,037)
CME Ultra Long Term U.S. Treasury Bond 10 March 2020 1,872,924 (56,361)
Total Futures Long Contracts $ 14,456,824 ( $ 76,511)
CBOT U.S. Long Bond (17) March 2020 ( $ 2,677,944) $ 27,538
CME E-mini S&P 500 Index (16) March 2020 (2,556,526) (28,355)
Ultra 10-Yr. U.S. Treasury Note (4) March 2020 (569,518) 6,706
Total Futures Short Contracts ( $ 5,803,988) $5,889
Total Futures Contracts $ 8,652,836 ($70,622)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2019, for Opportunity Income Plus
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 34,244
Total Interest Rate Contracts 34,244
Total Asset Derivatives $34,244
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 28,355
Total Equity Contracts 28,355
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 76,511
Total Interest Rate Contracts 76,511
Total Liability Derivatives $104,866
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2019, for
Opportunity Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (501,383)
Total Equity Contracts
(501,383)
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 11,169
Futures Net realized gains/(losses) on Futures contracts 985,147
Total Interest Rate Contracts
996,316
Total $494,933

Opportunity Income Plus Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
198
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended
December 31, 2019, for Opportunity Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (179,612)
Total Equity Contracts (179,612)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (345,178)
Total Interest Rate Contracts (345,178)
Total ($524,790)
The following table presents Opportunity Income Plus Portfolio's average volume of derivative activity during the period ended December 31, 2019.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Short ($2,864,633)
Interest Rate Contracts
Futures - Long 17,562,695
Futures - Short (998,799)
Written Options (265,160)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt $25,061 $5,166 $– $32,562 3,276 14.7%
Total Affiliated Registered Investment Companies 25,061 32,562 14.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% 21,502 130,053 116,157 35,398 3,540 16.0
Total Affiliated Short-Term Investments 21,502 35,398 16.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 949 8,607 9,186 370 370 0.1
Total Collateral Held for Securities Loaned 949 370 0.1
Total Value $47,512 $68,330
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $2,335 – $1,298
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% – – 0 754
Total Income/Non Income Cash from Affiliated Investments $2,052
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total Value $– $2,335 $0

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
199
Shares Common Stock ( 93.1% ) Value
Brazil (12.9%)
231,500 Ambev SA $ 1,074,429
377,718 Banco Bradesco SA ADR 3,380,576
88,100 BRF SA
a
770,905
69,710 IRB Brasil Resseguros SA 674,971
90,959 Lojas Renner SA 1,270,536
123,768 Multiplan Empreendimentos
Imobiliarios SA 1,018,401
202,770 Petroleo Brasileiro SA 1,521,267
167,702 Vale SA ADR 2,213,666
Total 11,924,751
Cayman Islands (14.2%)
234,000 Budweiser Brewing Company APAC,
Ltd.
a,b
789,780
462,000 China Resources Land, Ltd. 2,298,605
31,122 Huazhu Group, Ltd. ADR 1,247,058
223,600 Sands China, Ltd. 1,194,711
43,500 Sunny Optical Technology (Group)
Company, Ltd. 753,686
122,000 Tencent Holdings, Ltd. 5,877,491
77,000 Wuxi Biologics (Cayman), Inc.
a,b
975,240
Total 13,136,571
Chile (0.7%)
29,770 Banco Santander Chile SA ADR 686,794
Total 686,794
China (14.0%)
22,694 58.com, Inc. ADR
a
1,468,983
16,640 Autohome, Inc. ADR
a
1,331,366
102,100 China International Travel Service
Corporation, Ltd. 1,305,706
220,000 China Merchants Bank Company, Ltd. 1,131,048
114,317 Hangzhou Hikvision Digital
Technology Company, Ltd. 538,893
7,395 Kweichow Moutai Company, Ltd. 1,258,462
154,425 Midea Group Company, Ltd. 1,294,735
305,000 Ping An Insurance Company of China,
Ltd. 3,609,208
88,282 Shanghai International Airport
Company, Ltd. 1,000,109
Total 12,938,510
Hong Kong (5.2%)
247,400 AIA Group, Ltd. 2,602,145
115,500 China Mobile, Ltd. 975,959
37,630 Hong Kong Exchanges & Clearing,
Ltd. 1,222,513
Total 4,800,617
India (13.4%)
50,993 Grasim Industries, Ltd. 531,351
30,183 Hindustan Unilever, Ltd. 813,402
117,906 Housing Development Finance
Corporation 3,986,691
445,580 ITC, Ltd. 1,484,153
74,390 Kotak Mahindra Bank, Ltd. 1,755,768
81,700 SBI Life Insurance Company, Ltd.
b
1,101,177
57,903 Tata Consultancy Services, Ltd. 1,753,603
16,447 Ultra Tech Cement, Ltd. 932,620
Total 12,358,765
Shares Common Stock ( 93.1% ) Value
Indonesia (5.7%)
3,098,000 Astra International Tbk PT $ 1,543,091
741,600 Bank Central Asia Tbk PT 1,783,553
3,713,800 Bank Rakyat Indonesia Persero Tbk
PT 1,175,514
582,200 Indocement Tunggal Prakarsa Tbk PT 796,291
Total 5,298,449
Luxembourg (0.5%)
19,506 Tenaris SA ADR 441,616
Total 441,616
Mexico (5.0%)
18,300 Fomento Economico Mexicano SAB
de CV ADR 1,729,533
63,400 Grupo Aeroportuario del Sureste, SAB
de CV 1,187,826
305,413 Grupo Financiero Banorte SAB de CV
ADR 1,705,111
Total 4,622,470
Netherlands (1.6%)
2,000 ASML Holding NV 592,116
11,225 Prosus NV
a
840,100
Total 1,432,216
Philippines (2.3%)
1,625,200 Ayala Land, Inc. 1,457,660
405,076 Bank of the Philippine Islands 703,054
Total 2,160,714
Russian Federation (3.3%)
9,679 Lukoil ADR 964,092
45,420 NovaTek PJSC 924,239
284,498 Sberbank of Russia PJSC 1,168,474
Total 3,056,805
South Africa (2.8%)
130,300 MTN Group, Ltd. 768,137
11,225 Naspers, Ltd. 1,836,938
Total 2,605,075
South Korea (1.7%)
5,586 LG Chem, Ltd.
a
1,530,867
Total 1,530,867
Taiwan (7.2%)
596,499 Taiwan Semiconductor Manufacturing
Company, Ltd. 6,601,949
Total 6,601,949
Thailand (0.9%)
65,300 Siam Cement pcl 844,161
Total 844,161
Turkey (0.9%)
107,734 BIM Birlesik Magazalar AS 844,994
Total 844,994

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
200
Shares Common Stock ( 93.1% ) Value
United States (0.8%)
14,672 Yum China Holding, Inc. $ 704,403
Total 704,403
Total Common Stock
(cost $66,123,804) 85,989,727
Shares Preferred Stock ( 6.2% )
South Korea (6.2%)
146,680 Samsung Electronics Company, Ltd. 5,742,794
Total 5,742,794
Total Preferred Stock
(cost $2,415,362) 5,742,794
Shares Short-Term Investments ( 0.8% )
Thrivent Core Short-Term Reserve
Fund
73,285 1.970% 732,853
Total Short-Term Investments (cost
$732,853) 732,853
Total Investments (cost
$69,272,019) 100.1% $92,465,374
Other Assets and Liabilities,
Net (0.1%) (110,350)
Total Net Assets 100.0% $92,355,024
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of December 31, 2019, the value of these investments was $2,866,197 or 3.1% of total net assets.
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 26,364,915
Gross unrealized depreciation (3,235,700)
Net unrealized appreciation (depreciation) $ 23,129,215
Cost for federal income tax purposes $ 69,336,159

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
201
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Partner Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 12,258,874 2,800,349 9,458,525 –
Consumer Discretionary 8,560,240 1,951,461 6,608,779 –
Consumer Staples 9,519,344 1,729,533 7,789,811 –
Energy 3,851,214 441,616 3,409,598 –
Financials 27,526,697 4,067,370 23,459,327 –
Health Care 975,240 – 975,240 –
Industrials 4,486,540 – 4,486,540 –
Information Technology 8,947,668 – 8,947,668 –
Materials 7,387,849 2,213,666 5,174,183 –
Real Estate 2,476,061 – 2,476,061 –
Preferred Stock
Information Technology 5,742,794 – 5,742,794 –
Subtotal Investments in Securities $91,732,521 $13,203,995 $78,528,526 $–
Other Investments  * Total
Affiliated Short-Term Investments 732,853
Subtotal Other Investments $732,853
Total Investments at Value $92,465,374
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Emerging Markets Equity
Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $1,507 $14,268 $15,042 $733 73 0.8%
Total Affiliated Short-Term Investments 1,507 733 0.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 8,462 8,462 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $1,507 $733
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $– $– 0 $33
Total Income/Non Income Cash from Affiliated Investments $33
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $0

Partner Growth Stock Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
202
Shares Common Stock ( 99.6% ) Value
Communications Services (16.8%)
6,375 Alphabet, Inc., Class A
a
$ 8,538,611
6,205 Alphabet, Inc., Class C
a
8,296,209
75,415 Facebook, Inc.
a
15,478,929
7,436 IAC/InterActiveCorp
a
1,852,382
10,357 Match Group, Inc.
a
850,413
8,333 Spotify Technology SA
a
1,246,200
93,200 Tencent Holdings, Ltd. 4,490,018
97,213 Tencent Music Entertainment Group
ADR
a
1,141,281
20,635 Walt Disney Company 2,984,440
Total 44,878,483
Consumer Discretionary (21.9%)
42,328 Alibaba Group Holding, Ltd. ADR
a
8,977,769
9,480 Amazon.com, Inc.
a
17,517,523
26,407 Aptiv plc 2,507,873
1,222 Booking Holdings, Inc.
a
2,509,658
6,134 Dollar General Corporation 956,781
19,968 Dollar Tree, Inc.
a
1,877,990
58,105 Dollarama, Inc. 1,997,017
14,604 Ferrari NV 2,417,546
26,194 Las Vegas Sands Corporation 1,808,434
6,900 Lululemon Athletica, Inc.
a
1,598,523
1,265 Mercadolibre, Inc.
a
723,504
37,476 MGM Resorts International 1,246,827
18,288 Netflix, Inc.
a
5,917,448
22,501 NIKE, Inc. 2,279,576
133 NVR, Inc.
a
506,519
8,524 Restaurant Brands International, Inc. 543,575
3,700 Tesla, Inc.
a
1,547,821
2,790 Ulta Beauty, Inc.
a
706,261
19,219 Wynn Resorts, Ltd. 2,668,943
Total 58,309,588
Consumer Staples (0.5%)
17,161 Philip Morris International, Inc. 1,460,230
Total 1,460,230
Energy (0.7%)
8,500 Concho Resources, Inc. 744,345
7,346 Pioneer Natural Resources Company 1,111,964
Total 1,856,309
Financials (1.8%)
11,569 Chubb, Ltd. 1,800,830
12,585 Intercontinental Exchange, Inc. 1,164,742
32,161 TD Ameritrade Holding Corporation 1,598,402
7,439 XP, Inc.
a
286,550
Total 4,850,524
Health Care (12.4%)
22,676 Alcon, Inc.
a
1,284,405
7,634 Alexion Pharmaceuticals, Inc.
a
825,617
8,343 Anthem, Inc. 2,519,836
12,161 Becton, Dickinson and Company 3,307,427
41,202 Centene Corporation
a
2,590,370
11,580 Cigna Holding Company 2,367,994
16,138 HCA Healthcare, Inc. 2,385,358
6,796 Intuitive Surgical, Inc.
a
4,017,456
19,748 Stryker Corporation 4,145,895
16,813 UnitedHealth Group, Inc. 4,942,686
17,681 Vertex Pharmaceuticals, Inc.
a
3,871,255
Shares Common Stock ( 99.6% ) Value
Health Care (12.4%) - continued
2,568 Wellcare Health Plans, Inc.
a
$ 847,979
Total 33,106,278
Industrials (9.2%)
22,538 Boeing Company 7,341,979
8,347 Equifax, Inc. 1,169,582
29,073 Fortive Corporation 2,220,886
61,000 General Electric Company 680,760
3,458 Honeywell International, Inc. 612,066
12,828 JB Hunt Transport Services, Inc. 1,498,054
7,507 Linde Public Limited Company 1,598,240
8,916 Roper Industries, Inc. 3,158,315
31,695 TransUnion 2,713,409
7,200 Union Pacific Corporation 1,301,688
29,787 Wabtec Corporation 2,317,428
Total 24,612,407
Information Technology (34.8%)
32,100 Advanced Micro Devices, Inc.
a
1,472,106
42,378 Apple, Inc. 12,444,300
9,857 ASML Holding NV GDR 2,917,081
5,107 Atlassian Corporation plc
a
614,576
39,861 Fidelity National Information
Services, Inc. 5,544,266
30,390 Fiserv, Inc.
a
3,513,996
13,342 Global Payments, Inc. 2,435,716
22,801 Hexagon AB 1,278,026
13,602 Intuit, Inc. 3,562,772
86,673 Marvell Technology Group, Ltd. 2,302,035
31,133 MasterCard, Inc. 9,296,002
104,683 Microsoft Corporation 16,508,509
3,842 Paycom Software, Inc.
a
1,017,208
22,163 PayPal Holdings, Inc.
a
2,397,372
29,163 Salesforce.com, Inc.
a
4,743,070
11,002 ServiceNow, Inc.
a
3,106,085
43,480 Slack Technologies, Inc.
a
977,430
19,843 Splunk, Inc.
a
2,971,886
9,322 Temenos AG 1,474,641
55,410 Visa, Inc. 10,411,539
13,995 VMware, Inc. 2,124,301
9,325 Workday, Inc.
a
1,533,496
950 Zoom Video Communications, Inc.
a
64,638
Total 92,711,051
Utilities (1.5%)
6,929 NextEra Energy, Inc. 1,677,927
14,580 Sempra Energy 2,208,578
Total 3,886,505
Total Common Stock
(cost $150,399,553) 265,671,375
Shares Preferred Stock ( 0.2% ) Value
Consumer Discretionary (0.2%)
2,943 Airbnb, Inc., Series D, Convertible
a,b
350,217
Total 350,217
Total Preferred Stock
(cost $119,819) 350,217

Partner Growth Stock Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
203
Shares Short-Term Investments ( 0.3% ) Value
Thrivent Core Short-Term Reserve
Fund
82,701 1.970% $ 827,012
Total Short-Term Investments (cost
$827,012) 827,012
Total Investments (cost
$151,346,384) 100.1% $266,848,604
Other Assets and Liabilities, Net
(0.1%) (141,874)
Total Net Assets 100.0% $266,706,730
a Non-income producing security.
b Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 116,157,556
Gross unrealized depreciation (1,258,230)
Net unrealized appreciation (depreciation) $ 114,899,326
Cost for federal income tax purposes $ 151,949,278

Partner Growth Stock Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
204
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Partner Growth Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 44,878,483 40,388,465 4,490,018 –
Consumer Discretionary 58,309,588 56,312,571 1,997,017 –
Consumer Staples 1,460,230 1,460,230 – –
Energy 1,856,309 1,856,309 – –
Financials 4,850,524 4,850,524 – –
Health Care 33,106,278 31,821,873 1,284,405 –
Industrials 24,612,407 24,612,407 – –
Information Technology 92,711,051 89,958,384 2,752,667 –
Utilities 3,886,505 3,886,505 – –
Preferred Stock
Consumer Discretionary 350,217 – – 350,217
Subtotal Investments in Securities $266,021,592 $255,147,268 $10,524,107 $350,217
Other Investments  * Total
Affiliated Short-Term Investments 827,012
Subtotal Other Investments $827,012
Total Investments at Value $266,848,604
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $821 $37,158 $37,152 $827 83 0.3%
Total Affiliated Short-Term Investments 821 827 0.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,645 10,169 13,814 – – –
Total Collateral Held for Securities Loaned 3,645 – –
Total Value $4,466 $827
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $– $– 0 $67
Total Income/Non Income Cash from Affiliated Investments $67
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $0

Partner Healthcare Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
205
Shares Common Stock ( 99.9% ) Value
Biotechnology (17.1%)
2,577 10X Genomics, Inc.
a
$ 196,496
5,779 ACADIA Pharmaceuticals, Inc.
a
247,226
20,107 Acceleron Pharma, Inc.
a
1,066,073
9,366 Agios Pharmaceuticals, Inc.
a
447,226
4,723 Alexion Pharmaceuticals, Inc.
a
510,792
15,819 Allakos , Inc.
a
1,508,500
3,989 Allogene Therapeutics, Inc.
a
103,634
16,640 Alnylam Pharmaceuticals, Inc.
a
1,916,429
32,907 Amgen, Inc. 7,932,890
16,333 Arena Pharmaceuticals, Inc.
a
741,845
10,657 Atreca , Inc.
a
164,864
7,991 Biogen, Inc.
a
2,371,169
30,875 BioMarin Pharmaceutical, Inc.
a
2,610,481
5,281 Blueprint Medicines Corporation
a
423,061
3,986 ChemoCentryx , Inc.
a
157,646
4,722 Eidos Therapeutics, Inc.
a
270,996
3,547 Frequency Therapeutics, Inc.
a
62,179
3,288 Galapagos NV ADR
a
680,057
4,222 Genfit ADR
a
84,018
7,074 Genmab AS
a
1,573,283
21,533 Genmab AS ADR
a
480,832
41,259 Gilead Sciences, Inc. 2,681,010
2,820 Guardant Health, Inc.
a
220,355
15,136 Halozyme Therapeutics, Inc.
a
268,361
16,182 Immunovant , Inc.
a
256,485
14,287 Incyte Corporation
a
1,247,541
5,530 Mirati Therapeutics, Inc.
a
712,596
11,623 Molecular Templates, Inc.
a
162,548
19,928 Neurocrine Biosciences, Inc.
a
2,142,061
5,779 NextCure , Inc.
a
325,531
2,355 Principia Biopharma, Inc.
a
129,007
26,855 Ra Pharmaceuticals, Inc.
a
1,260,305
4,623 Sarepta Therapeutics, Inc.
a
596,552
29,392 Seattle Genetics, Inc.
a
3,358,330
9,097 Syndax Pharmaceuticals, Inc.
a
79,872
2,770 Theravance Biopharma, Inc.
a
71,715
3,873 Urovant Sciences, Ltd.
a
60,070
22,339 Vertex Pharmaceuticals, Inc.
a
4,891,124
Total 42,013,160
Health Care Equipment (29.3%)
133,182 Abbott Laboratories 11,568,188
5,680 ABIOMED, Inc.
a
968,951
75,038 Avantor , Inc.
a
1,361,940
62,382 Baxter International, Inc. 5,216,383
9,536 Becton, Dickinson and Company 2,593,506
99,555 Boston Scientific Corporation
a
4,501,877
11,846 Cerner Corporation 869,378
616,431 ConvaTec Group plc
b
1,622,292
27,938 Edwards Lifesciences Corporation
a
6,517,656
20,059 Envista Holdings Corporation
a
594,549
9,884 Intuitive Surgical, Inc.
a
5,842,927
16,138 Masimo Corporation
a
2,550,772
76,440 Medtronic plc 8,672,118
7,772 Nevro Corporation
a
913,521
14,294 ResMed , Inc. 2,215,141
2,404 SI-BONE, Inc.
a
51,686
5,183 Silk Road Medical, Inc.
a
209,290
32,293 Stryker Corporation 6,779,592
10,143 Teleflex, Inc. 3,818,231
22,119 Varian Medical Systems, Inc.
a
3,141,119
12,754 Zimmer Biomet Holdings, Inc. 1,909,019
Total 71,918,136
Shares Common Stock ( 99.9% ) Value
Health Care Facilities (1.9%)
19,828 Encompass Health Corporation $ 1,373,486
21,561 HCA Healthcare, Inc. 3,186,931
Total 4,560,417
Health Care Services (4.5%)
9,396 Amedisys , Inc.
a
1,568,380
28,015 Cigna Holding Company 5,728,787
9,466 LHC Group, Inc.
a
1,304,036
6,716 Quest Diagnostics, Inc. 717,202
20,626 Teladoc Health, Inc.
a
1,726,809
Total 11,045,214
Health Care Supplies (1.4%)
61,077 Alcon, Inc.
a
3,455,126
Total 3,455,126
Life Sciences Tools & Services (6.8%)
15,165 Agilent Technologies, Inc. 1,293,726
7,673 Illumina, Inc.
a
2,545,441
14,049 IQVIA Holding, Inc.
a
2,170,711
13,850 Qiagen NV
a
468,130
27,645 Thermo Fisher Scientific, Inc. 8,981,031
93,340 WuXi AppTec Company, Ltd.
b
1,157,256
Total 16,616,295
Managed Health Care (15.2%)
21,820 Anthem, Inc. 6,590,295
40,751 Centene Corporation
a
2,562,015
16,660 Humana, Inc. 6,106,223
74,755 UnitedHealth Group, Inc. 21,976,475
Total 37,235,008
Pharmaceuticals (23.7%)
12,327 Apellis Pharmaceuticals, Inc.
a
377,453
44,039 AstraZeneca plc 4,407,978
23,365 AstraZeneca plc ADR 1,164,979
86,374 Bristol-Myers Squibb Company 5,544,347
19,629 Corbus Pharmaceuticals Holdings,
Inc.
a
107,174
12,200 Daiichi Sankyo Company, Ltd. 805,740
16,500 Eisai Company, Ltd. 1,234,629
23,145 Eli Lilly and Company 3,041,947
52,209 GlaxoSmithKline plc 1,226,765
450,000 Hansoh Pharmaceutical Group
Company, Ltd.
a,b
1,498,653
185,500 Hua Medicine
a,b
119,266
51,512 Johnson & Johnson 7,514,056
112,050 Merck & Company, Inc. 10,190,948
10,453 Merck KGaA 1,232,349
9,442 MyoKardia , Inc.
a
688,180
12,953 Nektar Therapeutics
a
279,591
96,462 Pfizer, Inc. 3,779,381
4,129 Reata Pharmaceuticals, Inc.
a
844,091
5,779 Roche Holding AG 1,878,191
29,969 Sanofi 3,009,724
28,844 Sanofi ADR 1,447,969
7,262 Tricida , Inc.
a
274,068
72,000 Wuxi Biologics (Cayman), Inc.
a,b
911,912

Partner Healthcare Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
206
Shares Common Stock ( 99.9% ) Value
Pharmaceuticals (23.7%) - continued
49,688 Zoetis, Inc. $ 6,576,207
Total 58,155,598
Total Common Stock
(cost $180,468,909) 244,998,954
Shares Short-Term Investments ( 0.1% ) Value
Thrivent Core Short-Term Reserve
Fund
30,457 1.970% 304,568
Total Short-Term Investments (cost
$304,568) 304,568
Total Investments (cost
$180,773,477) 100.0% $245,303,522
Other Assets and Liabilities, Net
(<0.1%) (112,002)
Total Net Assets 100.0% $245,191,520
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of December 31, 2019, the value of these investments was $5,309,379 or 2.2% of total net assets.
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 65,084,404
Gross unrealized depreciation (1,078,186)
Net unrealized appreciation (depreciation) $ 64,006,218
Cost for federal income tax purposes $ 181,158,965
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Partner Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 42,013,160 40,439,877 1,573,283 –
Health Care Equipment 71,918,136 70,295,844 1,622,292 –
Health Care Facilities 4,560,417 4,560,417 – –
Health Care Services 11,045,214 11,045,214 – –
Health Care Supplies 3,455,126 3,455,126 – –
Life Sciences Tools & Services 16,616,295 15,459,039 1,157,256 –
Managed Health Care 37,235,008 37,235,008 – –
Pharmaceuticals 58,155,598 41,830,391 16,325,207 –
Subtotal Investments in Securities $244,998,954 $224,320,916 $20,678,038 $–
Other Investments  * Total
Affiliated Short-Term Investments 304,568
Subtotal Other Investments $304,568
Total Investments at Value $245,303,522
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Foreign Currency Forward Contracts 98,481 – 98,481 –
Total Asset Derivatives $98,481 $– $98,481 $–
Liability Derivatives
Foreign Currency Forward Contracts 236,820 – 236,820 –
Total Liability Derivatives $236,820 $– $236,820 $–

Partner Healthcare Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
207
Currency:
USD
-
United States Dollar
The following table presents Partner Healthcare Portfolio's foreign currency forward contracts held as of December 31, 2019.
Foreign Currency Forward Contracts
Counterparty Currency to Receive
Contracts to
Receive
Currency to
Deliver In Exchange for Settlement Date
Unrealized
Appreciation/
(Depreciation)
BNP Paribas British Pound 1,742,206 USD $ 2,308,149 1/8/2020 $ 90,173
BNP Paribas Danish Krone 2,502,172 USD 375,836 1/8/2020 2,535
Total $92,708
Counterparty Currency to Deliver
Contracts to
Deliver
Currency to
Receive In Exchange for Settlement Date
Unrealized
Appreciation/
(Depreciation)
J.P. Morgan British Pound 66,041 USD $ 87,494 1/8/2020 ( $ 6,555)
Statestreet Bank British Pound 1,676,165 USD 2,220,655 1/8/2020 (166,028)
Statestreet Bank Danish Krone 9,065,656 USD 1,361,696 1/8/2020 (20,042)
RBC Capital Markets Danish Krone 738,114 USD 110,868 1/8/2020 (1,719)
Statestreet Bank Euro 2,336,121 USD 2,621,695 1/8/2020 (41,156)
BNP Paribas Euro 349,391 USD 392,102 1/8/2020 (1,320)
Statestreet Bank Japanese Yen 23,152,528 USD 213,193 1/8/2020 4,023
J.P. Morgan Japanese Yen 80,227,389 USD 738,748 1/8/2020 1,750
Total ($231,047)
Net Unrealized Appreciation/(Depreciation) on Foreign Currency Forward Contracts ($138,339)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2019, for Partner Healthcare Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to
Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Forward Contracts Net Assets - Distributable earnings/(accumulated loss) 98,481
Total Foreign Exchange Contracts 98,481
Total Asset Derivatives $98,481
Liability Derivatives
Foreign Exchange Contracts
Forward Contracts Net Assets - Distributable earnings/(accumulated loss) 236,820
Total Foreign Exchange Contracts 236,820
Total Liability Derivatives $236,820
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2019, for Partner
Healthcare Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Foreign Exchange Contracts
Forward Contracts Net realized gains/(losses) on Foreign currency forward contracts 296,986
Total Foreign Exchange Contracts 296,986
Total $296,986

Partner Healthcare Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
208
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended
December 31, 2019, for Partner Healthcare Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Forward Contracts Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts (161,539)
Total Foreign Exchange Contracts (161,539)
Total ($161,539)
The following table presents Partner Healthcare Portfolio's average volume of derivative activity during the period ended December 31, 2019.
Derivative Risk Category Average Notional Value
Foreign Exchange Contracts
Contracts Purchased $1,452,274
Contracts Sold (6,651,037)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and
Thrivent
Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $15,346 $51,008 $66,049 $305 30 0.1%
Total Affiliated Short-Term Investments 15,346 305 0.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,000 15,040 19,040 – – –
Total Collateral Held for Securities Loaned 4,000 – –
Total Value $19,346 $305
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $– $– 0 $199
Total Income/Non Income Cash from Affiliated Investments $199
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 62
Total Affiliated Income from Securities Loaned, Net $62
Total Value $– $– $0

Real Estate Securities Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
209
Shares Common Stock ( 99.2% ) Value
Diversified REITs (6.6%)
12,736 American Assets Trust, Inc. $ 584,583
42,667 Cousins Properties, Inc. 1,757,880
86,670 Duke Realty Corporation 3,004,849
43,443 Liberty Property Trust 2,608,752
25,274 Spirit Realty Capital, Inc. 1,242,975
59,480 Store Capital Corporation 2,215,035
125,520 VEREIT, Inc. 1,159,805
6,287 WP Carey, Inc. 503,212
Total 13,077,091
Health Care REITs (9.2%)
29,462 Healthcare Realty Trust, Inc. 983,147
55,625 Healthcare Trust of America, Inc. 1,684,325
123,636 Healthpeak Properties, Inc. 4,261,733
51,644 Medical Properties Trust, Inc. 1,090,205
11,900 Omega Healthcare Investors, Inc. 503,965
38,376 Physicians Realty Trust 726,841
48,398 Ventas, Inc. 2,794,500
75,901 Welltower , Inc. 6,207,184
Total 18,251,900
Hotel & Resort REITs (4.4%)
28,940 DiamondRock Hospitality Company 320,655
151,551 Host Hotels & Resorts, Inc. 2,811,271
57,582 MGM Growth Properties LLC 1,783,315
39,500 Park Hotels & Resorts, Inc. 1,021,865
19,674 Pebblebrook Hotel Trust 527,460
33,134 RLJ Lodging Trust 587,135
11,587 Ryman Hospitality Properties 1,004,129
55,289 Sunstone Hotel Investors, Inc. 769,623
Total 8,825,453
Industrial REITs (11.6%)
76,466 Americold Realty Trust 2,680,898
5,724 EastGroup Properties, Inc. 759,403
39,096 First Industrial Realty Trust, Inc. 1,622,875
142,126 Prologis, Inc. 12,669,112
48,514 Rexford Industrial Realty, Inc. 2,215,634
7,808 SBA Communications Corporation 1,881,650
23,133 STAG Industrial, Inc. 730,309
9,702 Terreno Realty Corporation 525,266
Total 23,085,147
Information Technology (0.8%)
18,309 InterXion Holding NV
a
1,534,477
Total 1,534,477
Office REITs (11.0%)
33,125 Alexandria Real Estate Equities, Inc. 5,352,338
30,083 Boston Properties, Inc. 4,147,242
17,007 Corporate Office Properties Trust 499,666
38,690 Douglas Emmett, Inc. 1,698,491
25,312 Highwoods Properties, Inc. 1,238,010
69,676 Hudson Pacific Properties, Inc. 2,623,301
21,108 JBG SMITH Properties 841,998
32,600 Kilroy Realty Corporation 2,735,140
14,441 SL Green Realty Corporation 1,326,839
18,954 Vornado Realty Trust 1,260,441
Total 21,723,466
Shares Common Stock ( 99.2% ) Value
Real Estate Operating Companies (0.4%)
28,337 Essential Properties Realty Trust, Inc. $ 703,041
Total 703,041
Residential REITs (23.3%)
23,753 American Campus Communities, Inc. 1,117,103
95,994 American Homes 4 Rent 2,516,003
34,337 Apartment Investment &
Management Company 1,773,506
36,938 AvalonBay Communities, Inc. 7,745,899
29,531 Camden Property Trust 3,133,239
56,030 Equity Lifestyle Properties, Inc. 3,943,952
79,497 Equity Residential 6,432,897
15,985 Essex Property Trust, Inc. 4,809,247
171,067 Invitation Homes, Inc. 5,126,878
20,105 Mid-America Apartment
Communities, Inc. 2,651,045
29,218 Sun Communities, Inc. 4,385,622
54,424 UDR, Inc. 2,541,601
Total 46,176,992
Retail REITs (10.4%)
22,613 Acadia Realty Trust 586,355
17,497 Agree Realty Corporation 1,227,764
53,591 Brixmor Property Group, Inc. 1,158,101
13,195 Federal Realty Investment Trust 1,698,592
38,787 Kimco Realty Corporation 803,279
13,188 Macerich Company 355,021
34,214 National Retail Properties, Inc. 1,834,555
20,877 Realty Income Corporation 1,537,174
45,018 Regency Centers Corporation 2,840,186
47,559 Simon Property Group, Inc. 7,084,389
48,606 SITE Centers Corporation 681,456
27,842 Weingarten Realty Investors 869,784
Total 20,676,656
Specialized REITs (21.5%)
23,995 American Tower Corporation 5,514,531
6,142 CoreSite Realty Corporation 688,641
26,202 Crown Castle International
Corporation 3,724,614
59,872 CubeSmart 1,884,771
29,259 CyrusOne , Inc. 1,914,416
25,535 Digital Realty Trust, Inc. 3,057,561
6,632 EPR Properties 468,485
19,484 Equinix , Inc. 11,372,811
33,470 Extra Space Storage, Inc. 3,535,101
19,759 Four Corners Property Trust, Inc. 557,006
17,709 Gaming and Leisure Properties, Inc. 762,373
6,268 GDS Holdings, Ltd. ADR
a
323,303
6,310 Life Storage, Inc. 683,247
9,965 National Storage Affiliates Trust 335,023
16,104 Public Storage, Inc. 3,429,508
15,594 QTS Realty Trust, Inc. 846,286
110,820 VICI Properties, Inc. 2,831,451
23,039 Weyerhaeuser Company 695,778
Total 42,624,906
Total Common Stock
(cost $137,540,889) 196,679,129

Real Estate Securities Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
210
Shares Short-Term Investments ( 0.6% ) Value
Thrivent Core Short-Term Reserve
Fund
117,341 1.970% $ 1,173,409
Total Short-Term Investments (cost
$1,173,409) 1,173,409
Total Investments (cost
$138,714,298) 99.8% $197,852,538
Other Assets and Liabilities, Net
0.2% 491,554
Total Net Assets 100.0% $198,344,092
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 60,248,252
Gross unrealized depreciation (2,526,028)
Net unrealized appreciation (depreciation) $ 57,722,224
Cost for federal income tax purposes $ 140,130,314

Real Estate Securities Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
211
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Diversified REITs 13,077,091 13,077,091 – –
Health Care REITs 18,251,900 18,251,900 – –
Hotel & Resort REITs 8,825,453 8,825,453 – –
Industrial REITs 23,085,147 23,085,147 – –
Information Technology 1,534,477 1,534,477 – –
Office REITs 21,723,466 21,723,466 – –
Real Estate Operating Companies 703,041 703,041 – –
Residential REITs 46,176,992 46,176,992 – –
Retail REITs 20,676,656 20,676,656 – –
Specialized REITs 42,624,906 42,624,906 – –
Subtotal Investments in Securities $196,679,129 $196,679,129 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 1,173,409
Subtotal Other Investments $1,173,409
Total Investments at Value $197,852,538
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5%
or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $775 $25,082 $24,684 $1,173 117 0.6%
Total Affiliated Short-Term Investments 775 1,173 0.6
Total Value $775 $1,173
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $– $– 0 $19
Total Income/Non Income Cash from Affiliated Investments $19
Total Value $– $– $0

Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
212
Shares Common Stock ( 93.2% ) Value
Communications Services (0.2%)
13,001 ORBCOMM, Inc.
a
$ 54,734
Total 54,734
Consumer Discretionary (13.4%)
1,492 Bright Horizons Family Solutions,
Inc.
a
224,233
740 Burlington Stores, Inc.
a
168,742
9,534 Duluth Holdings, Inc.
a,b
100,393
3,771 Etsy, Inc.
a
167,055
3,357 Five Below, Inc.
a
429,226
2,679 G-III Apparel Group, Ltd.
a
89,746
2,494 Grand Canyon Education, Inc.
a
238,900
2,844 Ollie's Bargain Outlet Holdings, Inc.
a
185,742
5,413 Planet Fitness, Inc.
a
404,243
13,297 Playa Hotels and Resorts NV
a
111,695
9,177 Red Rock Resorts, Inc. 219,789
4,133 Texas Roadhouse, Inc. 232,771
301 Vail Resorts, Inc. 72,189
3,816 Wingstop , Inc. 329,054
Total 2,973,778
Consumer Staples (3.2%)
1,498 Calavo Growers, Inc. 135,704
1,899 Casey's General Stores, Inc. 301,922
9,709 Turning Point Brands, Inc. 277,677
Total 715,303
Energy (1.2%)
10,727 Nine Energy Service, Inc.
a
83,885
5,675 Talos Energy, Inc.
a
171,101
Total 254,986
Financials (8.5%)
4,860 Ameris Bancorp 206,744
4,542 Essent Group, Ltd. 236,139
25,674 Everi Holdings, Inc.
a
344,802
4,453 Hamilton Lane, Inc. 265,399
1,328 Interactive Brokers Group, Inc. 61,911
2,209 PacWest Bancorp 84,538
4,519 Prosight Global, Inc.
a
72,892
3,695 Santander Consumer USA Holdings,
Inc. 86,352
5,424 Seacoast Banking Corporation of
Florida
a
165,812
347 SVB Financial Group
a
87,111
2,369 TMX Group, Ltd. 205,147
1,133 Western Alliance Bancorp 64,581
Total 1,881,428
Health Care (23.3%)
3,829 Aerie Pharmaceuticals, Inc.
a
92,547
2,578 Agios Pharmaceuticals, Inc.
a
123,100
1,363 Arena Pharmaceuticals, Inc.
a
61,908
10,736 Axonics Modulation Technologies,
Inc.
a,b
297,495
1,273 Bio- Techne Corporation 279,436
6,217 Catalent , Inc.
a
350,017
2,869 Guardant Health, Inc.
a
224,184
6,273 Halozyme Therapeutics, Inc.
a
111,220
2,896 Immunomedics , Inc.
a
61,279
5,751 Inspire Medical Systems, Inc.
a
426,782
3,364 LHC Group, Inc.
a
463,425
1,162 Ligand Pharmaceuticals, Inc.
a,b
121,185
Shares Common Stock ( 93.2% ) Value
Health Care (23.3%) - continued
566 Mesa Laboratories, Inc. $ 141,160
9,654 Natera , Inc.
a
325,243
1,807 Neurocrine Biosciences, Inc.
a
194,234
1,050 Nevro Corporation
a
123,417
11,150 Optinose , Inc.
a,b
102,803
2,464 Repligen Corporation
a
227,920
609 Sage Therapeutics, Inc.
a
43,964
6,052 Tactile Systems Technology, Inc.
a
408,571
876 Teleflex, Inc. 329,761
2,499 Veeva Systems, Inc.
a
351,509
9,903 Wright Medical Group NV
a
301,843
Total 5,163,003
Industrials (13.3%)
6,190 Aerojet Rocketdyne Holdings, Inc.
a
282,635
3,736 ASGN, Inc.
a
265,144
6,795 Casella Waste Systems, Inc.
a
312,774
5,606 Healthcare Services Group, Inc. 136,338
1,172 Heico Corporation 133,784
1,210 John Bean Technologies Corporation 136,319
3,848 Kratos Defense & Security Solutions,
Inc.
a
69,302
3,278 Mercury Systems, Inc.
a
226,543
8,792 Ritchie Brothers Auctioneers, Inc. 377,616
1,842 Saia, Inc.
a
171,527
2,262 SiteOne Landscape Supply, Inc.
a
205,050
320 Valmont Industries, Inc. 47,930
1,554 Watsco , Inc. 279,953
9,653 Willdan Group, Inc.
a
306,772
Total 2,951,687
Information Technology (28.5%)
2,307 Alteryx, Inc.
a,b
230,862
710 Arista Networks, Inc.
a
144,414
5,274 Avalara, Inc.
a
386,321
4,328 Bandwidth, Inc.
a
277,208
3,686 Blackline, Inc.
a
190,050
3,504 Cognex Corporation 196,364
2,593 Coupa Software, Inc.
a
379,226
4,638 Descartes Systems Group, Inc.
a
198,135
6,841 Dolby Laboratories, Inc. 470,661
5,894 Five9, Inc.
a
386,529
3,163 Guidewire Software, Inc.
a
347,203
8,468 Lattice Semiconductor Corporation
a
162,078
2,628 MKS Instruments, Inc. 289,106
3,949 Monolithic Power Systems, Inc. 703,001
2,405 New Relic, Inc.
a
158,033
4,274 Nova Measuring Instruments, Ltd.
a
161,685
2,204 Novanta , Inc.
a
194,922
2,472 Proofpoint , Inc.
a
283,736
3,255 Q2 Holdings, Inc.
a
263,915
1,617 Rogers Corporation
a
201,688
11,616 SailPoint Technologies Holdings, Inc.
a
274,138
696 Tyler Technologies, Inc.
a
208,814
4,601 Virtusa Corporation
a
208,563
Total 6,316,652
Materials (1.0%)
7,273 Louisiana-Pacific Corporation 215,790
Total 215,790

Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
213
Shares Common Stock ( 93.2% ) Value
Real Estate (0.6%)
1,133 CoreSite Realty Corporation $ 127,032
Total 127,032
Total Common Stock
(cost $18,427,557) 20,654,393
Shares
Collateral Held for Securities Loaned
( 6.9% ) Value
1,531,605 Thrivent Cash Management Trust 1,531,605
Total Collateral Held for Securities
Loaned
(cost $1,531,605) 1,531,605
Shares
Registered Investment Companies
( 2.6% ) Value
Unaffiliated  (2.6%)
4,300 SPDR S&P Biotech ETF
b
408,973
5,769 SPDR S&P Metals & Mining ETF 168,974
Total 577,947
Total Registered Investment
Companies (cost $530,839) 577,947
Shares Short-Term Investments ( 4.5% ) Value
Thrivent Core Short-Term Reserve
Fund
100,332 1.970% 1,003,322
Total Short-Term Investments (cost
$1,003,323) 1,003,322
Total Investments (cost
$21,493,324) 107.2% $23,767,267
Other Assets and Liabilities, Net
(7.2%) (1,588,916)
Total Net Assets 100.0% $22,178,351
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth Portfolio as of
December 31, 2019:
Securities Lending Transactions
Common Stock $ 1,034,850
Total lending $1,034,850
Gross amount payable upon return of
collateral for securities loaned $1,531,605
Net amounts due to counterparty $496,755
Definitions:
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 3,056,724
Gross unrealized depreciation (835,455)
Net unrealized appreciation (depreciation) $ 2,221,269
Cost for federal income tax purposes $ 21,545,998

Small Cap Growth Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
214
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 54,734 54,734 – –
Consumer Discretionary 2,973,778 2,973,778 – –
Consumer Staples 715,303 715,303 – –
Energy 254,986 254,986 – –
Financials 1,881,428 1,676,281 205,147 –
Health Care 5,163,003 5,163,003 – –
Industrials 2,951,687 2,951,687 – –
Information Technology 6,316,652 6,316,652 – –
Materials 215,790 215,790 – –
Real Estate 127,032 127,032 – –
Registered Investment Companies
Unaffiliated 577,947 577,947 – –
Subtotal Investments in Securities $21,232,340 $21,027,193 $205,147 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,003,322
Collateral Held for Securities Loaned 1,531,605
Subtotal Other Investments $2,534,927
Total Investments at Value $23,767,267
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $357 $12,737 $12,091 $1,003 100 4.5%
Total Affiliated Short-Term Investments 357 1,003 4.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 3,114 1,582 1,532 1,532 6.9
Total Collateral Held for Securities Loaned – 1,532 6.9
Total Value $357 $2,535
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $– $– 0 $21
Total Income/Non Income Cash from Affiliated Investments $21
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $0

Small Cap Index Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
215
Shares Common Stock ( 97.1% ) Value
% of Net
Assets
Communications Services (1.7%)
33,188 Cogent Communications
Holdings $ 2,184,102 0.3%
Other Securities
^
8,904,283 1.4%
Total 11,088,385
Consumer Discretionary (13.4%)
54,625 Crocs, Inc.
a
2,288,241 0.4%
18,031 Lithia Motors, Inc. 2,650,557 0.4%
61,605 Steven Madden, Ltd. 2,649,631 0.4%
17,490 Strategic Education, Inc. 2,779,161 0.4%
27,031 TopBuild Corporation
a
2,786,355 0.4%
64,397 Wolverine World Wide, Inc. 2,172,755 0.3%
Other Securities
^
70,356,748 11.1%
Total 85,683,448
Consumer Staples (4.2%)
130,355 Darling Ingredients, Inc.
a
3,660,368 0.6%
11,888 J & J Snack Foods Corporation 2,190,602 0.3%
Other Securities
^
20,804,245 3.3%
Total 26,655,215
Energy (4.2%)
Other Securities
^
26,679,592 4.2%
Total 26,679,592
Financials (17.1%)
72,495 American Equity Investment Life
Holding Company 2,169,775 0.3%
52,139 Ameris Bancorp 2,217,993 0.3%
57,438 Columbia Banking System, Inc. 2,336,865 0.4%
41,168 Community Bank System, Inc. 2,920,458 0.5%
105,982 CVB Financial Corporation 2,287,092 0.4%
68,266 Glacier Bancorp, Inc. 3,139,553 0.5%
27,370 Independent Bank Corporation 2,278,552 0.4%
135,387 Old National Bancorp 2,476,228 0.4%
90,744 Simmons First National
Corporation 2,431,032 0.4%
Other Securities
^
87,088,613 13.5%
Total 109,346,161
Health Care (11.9%)
37,194 AMN Healthcare Services, Inc.
a
2,317,558 0.4%
22,597 CONMED Corporation 2,527,023 0.4%
23,585 LHC Group, Inc.
a
3,249,070 0.5%
59,191 Medicines Company
a,b
5,027,684 0.8%
41,742 Neogen Corporation
a
2,724,083 0.4%
83,135 NeoGenomics, Inc.
a
2,431,699 0.4%
33,393 Omnicell, Inc.
a
2,728,876 0.4%
Other Securities
^
55,404,887 8.6%
Total 76,410,880
Industrials (17.0%)
57,646 Aerojet Rocketdyne Holdings,
Inc.
a
2,632,116 0.4%
37,958 Barnes Group, Inc. 2,351,878 0.4%
39,626 Brady Corporation 2,268,985 0.4%
Shares Common Stock ( 97.1% ) Value
% of Net
Assets
Industrials (17.0%) - continued
41,269 Exponent, Inc. $ 2,847,974 0.4%
25,215 John Bean Technologies
Corporation 2,840,722 0.4%
25,668 Moog, Inc. 2,190,250 0.3%
32,119 Simpson Manufacturing
Company, Inc. 2,576,907 0.4%
40,148 SkyWest, Inc. 2,594,765 0.4%
12,184 UniFirst Corporation 2,460,924 0.4%
48,882 Universal Forest Products, Inc. 2,331,671 0.4%
21,978 Watts Water Technologies, Inc. 2,192,525 0.3%
Other Securities
^
81,522,519 12.8%
Total 108,811,236
Information Technology (13.6%)
30,504 Advanced Energy Industries,
Inc.
a
2,171,885 0.3%
23,973 Anixter International, Inc.
a
2,207,913 0.3%
57,567 Brooks Automation, Inc. 2,415,511 0.4%
28,040 Itron, Inc.
a
2,353,958 0.4%
23,427 Power Integrations, Inc. 2,317,165 0.4%
26,543 Qualys, Inc.
a
2,212,890 0.4%
182,970 Viavi Solutions, Inc.
a
2,744,550 0.4%
Other Securities
^
70,407,317 11.0%
Total 86,831,189
Materials (4.7%)
25,615 Balchem Corporation 2,603,253 0.4%
Other Securities
^
27,842,719 4.3%
Total 30,445,972
Real Estate (7.2%)
33,771 Agree Realty Corporation 2,369,711 0.4%
Other Securities
^
43,856,539 6.8%
Total 46,226,250
Utilities (2.1%)
29,333 American States Water
Company 2,541,411 0.4%
53,118 Avista Corporation 2,554,445 0.4%
32,435 El Paso Electric Company 2,202,012 0.3%
73,568 South Jersey Industries, Inc. 2,426,273 0.4%
Other Securities
^
3,763,399 0.6%
Total 13,487,540
Total Common Stock
(cost $504,188,089) 621,665,868
Shares
Collateral Held for Securities
Loaned ( 5.0% ) Value
% of Net
Assets
31,813,039 Thrivent Cash Management
Trust 31,813,039 5.0%
Total Collateral Held for
Securities Loaned
(cost $31,813,039) 31,813,039

Small Cap Index Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
216
Shares
Registered Investment
Companies ( 2.8% ) Value
% of Net
Assets
Unaffiliated  (2.8%)
215,832 iShares Core S&P Small-Cap
ETF $ 18,097,513 2.8%
Total 18,097,513
Total Registered Investment
Companies (cost $17,024,306) 18,097,513
Shares or
Principal
Amount Short-Term Investments ( 0.1% ) Value
% of Net
Assets
Thrivent Core Short-Term
Reserve Fund
62,752 1.970% 627,517 0.1%
Other Securities
^
199,410 <0.1%
Total Short-Term Investments
(cost $826,926) 826,927
Total Investments (cost
$553,852,360) 105.0% $672,403,347
Other Assets and Liabilities,
Net (5.0%) (31,897,385)
Total Net Assets 100.0% $640,505,962
^ The Summary Schedule of Investments shows the 50 largest
holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date.  The remaining securities held are grouped by
category as “Other securities”.
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of
December 31, 2019:
Securities Lending Transactions
Common Stock $ 29,439,235
Total lending $29,439,235
Gross amount payable upon return of
collateral for securities loaned $31,813,039
Net amounts due to counterparty $2,373,804
Definitions:
ETF - Exchange Traded Fund
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 164,176,943
Gross unrealized depreciation (50,409,732)
Net unrealized appreciation (depreciation) $ 113,767,211
Cost for federal income tax purposes $ 558,644,970

Small Cap Index Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
217
Reference Description:
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 11,088,385 11,088,385 – –
Consumer Discretionary 85,683,448 85,683,448 – –
Consumer Staples 26,655,215 26,655,215 – –
Energy 26,679,592 26,679,592 – –
Financials 109,346,161 109,346,161 – –
Health Care 76,410,880 76,410,880 – –
Industrials 108,811,236 108,796,121 – 15,115
Information Technology 86,831,189 86,831,189 – –
Materials 30,445,972 30,445,972 – –
Real Estate 46,226,250 46,226,250 – –
Utilities 13,487,540 13,487,540 – –
Registered Investment Companies
Unaffiliated 18,097,513 18,097,513 – –
Short-Term Investments 199,410 – 199,410 –
Subtotal Investments in Securities $639,962,791 $639,748,266 $199,410 $15,115
Other Investments  * Total
Affiliated Short-Term Investments 627,517
Collateral Held for Securities Loaned 31,813,039
Subtotal Other Investments $32,440,556
Total Investments at Value $672,403,347
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 8,834 8,834 – –
Total Asset Derivatives $8,834 $8,834 $– $–
The following table presents Small Cap Index Portfolio's futures contracts held as of December 31, 2019. Investments and/or cash totaling $199,411 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 11 March 2020 $ 909,996 $ 8,834
Total Futures Long Contracts $ 909,996 $ 8,834
Total Futures Contracts $ 909,996 $8,834
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2019, for Small Cap Index Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to
Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 8,834
Total Equity Contracts 8,834
Total Asset Derivatives $8,834

Small Cap Index Portfolio
Summary Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
218
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2019, for Small
Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 175,902
Total Equity Contracts
175,902
Total $175,902
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended
December 31, 2019, for Small Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 32,334
Total Equity Contracts 32,334
Total $32,334
The following table presents Small Cap Index Portfolio's average volume of derivative activity during the period ended December 31, 2019.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $965,363
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $504 $71,626 $71,502 $628 63 0.1%
Total Affiliated Short-Term Investments 504 628 0.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 18,790 144,115 131,092 31,813 31,813 5.0
Total Collateral Held for Securities Loaned 18,790 31,813 5.0
Total Value $19,294 $32,441
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $– $– 0 $19
Total Income/Non Income Cash from Affiliated Investments $19
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 157
Total Affiliated Income from Securities Loaned, Net $157
Total Value $– $– $0

Small Cap Stock Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
219
Shares Common Stock ( 90.6% ) Value
Communications Services (0.7%)
296,401 QuinStreet , Inc.
a
$ 4,537,899
Total 4,537,899
Consumer Discretionary (7.0%)
215,894 Crocs, Inc.
a
9,043,800
356,701 Designer Brands, Inc. 5,614,474
109,696 G-III Apparel Group, Ltd.
a
3,674,816
257,096 Movado Group, Inc. 5,589,267
76,937 Oxford Industries, Inc. 5,802,588
414,277 Red Rock Resorts, Inc. 9,921,934
144,018 Zumiez , Inc.
a
4,974,382
Total 44,621,261
Consumer Staples (6.4%)
45,327 Casey's General Stores, Inc. 7,206,540
766,850 Cott Corporation 10,490,508
268,393 Hain Celestial Group, Inc.
a
6,966,140
80,199 John B. Sanfilippo & Son, Inc. 7,320,565
717,291 SunOpta , Inc.
a
1,793,227
242,125 Turning Point Brands, Inc. 6,924,775
Total 40,701,755
Energy (3.5%)
1,187,385 Euronav NV 14,889,808
285,904 Nine Energy Service, Inc.
a
2,235,769
158,109 Talos Energy, Inc.
a
4,766,987
Total 21,892,564
Financials (21.0%)
45,660 Argo Group International Holdings,
Ltd. 3,002,145
280,905 Assured Guaranty, Ltd. 13,769,963
161,346 Bank of N.T. Butterfield & Son, Ltd. 5,973,029
53,201 BOK Financial Corporation 4,649,768
288,626 Bridgewater Bancshares, Inc.
a
3,977,266
95,280 Cohen & Steers, Inc. 5,979,773
31,269 Enstar Group, Ltd.
a
6,468,305
164,073 First Interstate BancSystem , Inc. 6,877,940
60,110 Hamilton Lane, Inc. 3,582,556
134,607 Heartland Financial USA, Inc. 6,695,352
570,803 Heritage Commerce Corporation 7,323,403
127,729 Horace Mann Educators Corporation 5,576,648
67,636 Houlihan Lokey , Inc. 3,305,371
146,152 IBERIABANK Corporation 10,936,554
55,349 Kemper Corporation 4,289,548
188,710 PCSB Financial Corporation 3,821,378
51,402 Primerica, Inc. 6,711,045
248,913 Prosight Global, Inc.
a
4,014,967
275,146 Seacoast Banking Corporation of
Florida
a
8,411,213
189,762 State Auto Financial Corporation 5,886,417
317,207 Synovus Financial Corporation 12,434,514
Total 133,687,155
Health Care (8.5%)
86,952 Catalent , Inc.
a
4,895,398
222,435 Halozyme Therapeutics, Inc.
a
3,943,772
64,859 LHC Group, Inc.
a
8,934,976
35,843 Neurocrine Biosciences, Inc.
a
3,852,764
276,735 Optinose , Inc.
a,b
2,551,497
34,925 PerkinElmer, Inc. 3,391,217
194,157 Syneos Health, Inc.
a
11,547,488
Shares Common Stock ( 90.6% ) Value
Health Care (8.5%) - continued
496,622 Wright Medical Group NV
a
$ 15,137,038
Total 54,254,150
Industrials (17.8%)
144,857 AGCO Corporation 11,190,203
230,948 Altra Industrial Motion Corporation 8,362,627
208,604 Arcosa , Inc. 9,293,308
158,533 ASGN, Inc.
a
11,251,087
83,848 Curtiss-Wright Corporation 11,813,345
154,168 Encore Wire Corporation 8,849,243
269,030 Meritor, Inc.
a
7,045,896
529,422 Primoris Services Corporation 11,774,345
136,491 Raven Industries, Inc. 4,703,480
228,845 Ritchie Brothers Auctioneers, Inc. 9,828,893
56,180 Saia, Inc.
a
5,231,482
71,938 Valmont Industries, Inc. 10,774,874
33,675 Waste Connections, Inc. 3,057,353
Total 113,176,136
Information Technology (13.9%)
63,748 Advanced Energy Industries, Inc.
a
4,538,858
19,998 Arista Networks, Inc.
a
4,067,593
122,792 Blackline, Inc.
a
6,331,156
266,252 Ciena Corporation
a
11,366,298
90,730 Computer Services, Inc. 4,037,485
205,900 Dolby Laboratories, Inc. 14,165,920
169,731 Lattice Semiconductor Corporation
a
3,248,651
26,910 Monolithic Power Systems, Inc. 4,790,518
215,099 National Instruments Corporation 9,107,292
81,148 Plexus Corporation
a
6,243,527
43,495 Rogers Corporation
a
5,425,131
292,392 SailPoint Technologies Holdings, Inc.
a
6,900,451
181,809 Virtusa Corporation
a
8,241,402
Total 88,464,282
Materials (2.9%)
411,042 Louisiana-Pacific Corporation 12,195,616
70,842 United States Lime & Minerals, Inc. 6,397,033
Total 18,592,649
Real Estate (5.8%)
82,487 Agree Realty Corporation 5,788,113
142,685 American Campus Communities, Inc. 6,710,475
185,244 Apple Hospitality REIT, Inc. 3,010,215
35,273 CoreSite Realty Corporation 3,954,809
220,778 Cousins Properties, Inc. 9,096,053
243,006 Physicians Realty Trust 4,602,534
61,162 Terreno Realty Corporation 3,311,311
Total 36,473,510
Utilities (3.1%)
84,307 New Jersey Resources Corporation 3,757,563
59,819 NorthWestern Corporation 4,287,228
139,916 PNM Resources, Inc. 7,095,140
56,106 Spire, Inc. 4,674,191
Total 19,814,122
Total Common Stock
(cost $474,426,425) 576,215,483

Small Cap Stock Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
220
Shares
Registered Investment Companies
( 6.4% ) Value
Unaffiliated  (6.4%)
62,387 Consumer Discretionary Select
Sector SPDR Fund $ 7,824,578
96,913 Health Care Select Sector SPDR
Fund
b
9,871,558
74,505 iShares Russell 2000 Value Index
Fund 9,579,853
112,857 Materials Select Sector SPDR Fund
b
6,931,677
144,491 SPDR S&P Metals & Mining ETF 4,232,141
178,180 VanEck Vectors Oil Services ETF 2,360,885
Total 40,800,692
Total Registered Investment
Companies (cost $38,934,060) 40,800,692
Shares
Collateral Held for Securities Loaned
( 2.9% ) Value
18,292,940 Thrivent Cash Management Trust 18,292,940
Total Collateral Held for Securities
Loaned
(cost $18,292,940) 18,292,940
Shares Short-Term Investments ( 2.9% ) Value
Thrivent Core Short-Term Reserve
Fund
1,869,869 1.970% 18,698,688
Total Short-Term Investments (cost
$18,698,688) 18,698,688
Total Investments (cost
$550,352,113) 102.8% $654,007,803
Other Assets and Liabilities, Net
(2.8%) (17,958,840)
Total Net Assets 100.0% $636,048,963
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of
December 31, 2019:
Securities Lending Transactions
Common Stock $ 17,897,076
Total lending $17,897,076
Gross amount payable upon return of
collateral for securities loaned $18,292,940
Net amounts due to counterparty $395,864
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 120,323,859
Gross unrealized depreciation (16,948,746)
Net unrealized appreciation (depreciation) $ 103,375,113
Cost for federal income tax purposes $ 550,632,690

Small Cap Stock Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
221
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2019, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 4,537,899 4,537,899 – –
Consumer Discretionary 44,621,261 44,621,261 – –
Consumer Staples 40,701,755 40,701,755 – –
Energy 21,892,564 21,892,564 – –
Financials 133,687,155 133,687,155 – –
Health Care 54,254,150 54,254,150 – –
Industrials 113,176,136 113,176,136 – –
Information Technology 88,464,282 88,464,282 – –
Materials 18,592,649 18,592,649 – –
Real Estate 36,473,510 36,473,510 – –
Utilities 19,814,122 19,814,122 – –
Registered Investment Companies
Unaffiliated 40,800,692 40,800,692 – –
Subtotal Investments in Securities $617,016,175 $617,016,175 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 18,698,688
Collateral Held for Securities Loaned 18,292,940
Subtotal Other Investments $36,991,628
Total Investments at Value $654,007,803
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the
Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2018
Gross
Purchases
Gross
Sales
Value
12/31/2019
Shares Held at
12/31/2019
% of Net Assets
12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $11,616 $152,837 $145,754 $18,699 1,870 2.9%
Total Affiliated Short-Term Investments 11,616 18,699 2.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 6,636 247,501 235,844 18,293 18,293 2.9
Total Collateral Held for Securities Loaned 6,636 18,293 2.9
Total Value $18,252 $36,992
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2019
- 12/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.970% $– $– 0 $373
Total Income/Non Income Cash from Affiliated Investments $373
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 60
Total Affiliated Income from Securities Loaned, Net $60
Total Value $– $– $0

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.
222
As of December 31, 2019
Aggressive
Allocation Portfolio All Cap Portfolio
Balanced Income
Plus Portfolio
Diversified Income
Plus Portfolio
Assets
Investments in unaffiliated securities at cost $681,242,838 $104,696,405 $371,434,394 $697,879,437
Investments in affiliated securities at cost $649,942,546 $1,093,451 $56,719,655 $144,669,199
Investments in unaffiliated securities at value (#) 868,918,647 119,634,682 404,894,836 735,873,816
Investments in affiliated securities at value 713,389,253 1,093,451 57,531,499 145,618,758
Cash — — — 231,188
(a)
Initial margin deposit on open futures contracts — — — —
Dividends and interest receivable 1,231,603 123,214 1,397,578 3,802,890
Prepaid expenses 2,105 1,054 1,297 1,553
Receivable for:
Investments sold 1,037,272 — 927,263 1,008,439
Fund shares sold 183,592 35,629 10,407 474,610
Expense reimbursements 227,181 — — —
Variation margin on open future contracts 1,104,214 — 28,892 25,338
Total Assets 1,58 6,093,867 120,888,030 46 4 , 791,772 887, 036,592
Liabilities
Accrued expenses 39,216 10,236 43,066 44,738
Cash overdraft 569,432
(c)
31 315,830
(d)
—
Payable for:
Investments purchased 1,166,784 — 143,618 126,383
Investments purchased on a delayed delivery basis 18,972,714 — 15,854,046 62,893,831
Return of collateral for securities loaned 10,244,993 — 2,787,078 4,287,651
Foreign capital gain tax liability — — — —
Fund shares redeemed 93,726 58,781 59,102 11,757
Variation margin on open future contracts 431,203 — 5 0 , 292 4 4 , 929
Investment advisory fees 940,741 57,388 212,994 284,658
Administrative service fees 22,847 1,774 6,583 12,098
Director fees 653 154 251 478
Director deferred compensation 53,658 19,736 68,284 49,404
Commitments and contingent liabilities^ — — — —
Mortgage dollar roll deferred revenue 1,812 — 948 4,734
Total Liabilities 3 2 , 537,779 148,100 19 , 542 , 092 6 7 , 760,661
Net Assets
Capital stock (beneficial interest) 1,187,176,014 84,408,816 397,600,756 750,117,858
Distributable earnings/(accumulated loss) 366,380,074 36,331,114 47,648,924 69,158,073
Total Net Assets $1,553,556,088 $120,739,930 $445,249,680 $819,275,931
Shares of beneficial interest outstanding 88,841,284 7,339,417 29,469,293 98,591,804
Net asset value per share $17.49 $16.45 $15.11 $8.31
(#) Includes securities on loan of $9,961,358 $— $2,704,153 $4,148,380
(a) Includes foreign currency holdings of $1,158 (cost $1,145).
(b)
(c)
(d)
(e)
Includes foreign currency holdings of $2,843,604 (cost $2,768,061).
Includes foreign currency holdings of $2,314 (cost $2,295).
Includes foreign currency holdings of $1,612 (cost $1,592).
Includes foreign currency holdings of $165,393 (cost $164,769).
^ Commitments and contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
223
Global Stock
Portfolio
Government Bond
Portfolio High Yield Portfolio Income Portfolio
International
Allocation Portfolio
Large Cap Growth
Portfolio
Large Cap Index
Portfolio
$818,955,416 $179,081,385 $837,810,671 $1,503,930,041 $1,504,456,977 $900,263,560 $644,075,647
$184,696,407 $32,355,936 $44,866,684 $161,106,727 $255,277,465 $23,976,325 $7,454,182
1,002,175,019 182,567,239 853,652,607 1,589,018,327 1,673,758,830 1,469,318,410 1,220,175,943
184,696,407 32,355,936 44,866,684 161,106,727 255,277,465 23,976,325 7,454,182
— — 77,691 266,742 1,353,848
(b)
1,138 5,782
— — — — 31,631 — —
1,935,826 832,128 12,501,513 14,293,610 5,185,304 589,777 1,247,156
1,840 1,111 1,645 2,193 2,392 2,058 1,813
601,276 — 442,465 1,216 972,514 — —
24 11 127,777 330,377 11,97 6 5,983 194,757
— — — — — — —
723,542 18,601 — — 1 , 599,105 — 18,095
1,19 0 , 133,934 215,775,026 911,670,382 1,765,019,192 1, 938,193,065 1,493,893,691 1,229,097,728
40,552 11,744 16,870 17,728 205,246 11,004 13,453
892,192
(e )
— — — — — —
1,111,605 — — — 1,067,322 2,985,702 —
— 32,407,910 4,698,107 90,861,038 — — —
3,577,321 — 16,376,731 7,424,975 12,877,050 3,542,000 1,403,425
— — — — 205,79 7 — —
91,542 26,549 26,244 28,346 104,041 180,406 69,667
502 , 153 85,313 — 70,813 267,508 — —
601,032 56,248 309,196 583,088 1,063,417 513,994 211,651
17,393 2,732 13,141 24,781 28,267 21,844 17,990
679 154 537 1,030 1,116 855 696
146,168 38,445 130,424 200,075 199,874 240,307 84,888
— — — — — — —
— 3,117 — 7,084 — — —
6 , 980 , 637 32,632,212 21,571,250 99,218,958 16,019,638 7,496,112 1,801,770
868,649,094 181,078,002 916,264,511 1,574,220,550 1,687,212,724 815,412,806 648,598,824
314,504,203 2,064,812 (26,165,379) 91,579,684 234,960,703 670,984,773 578,697,134
$1,183,153,297 $183,142,814 $890,099,132 $1,665,800,234 $1,922,173,427 $1,486,397,579 $1,227,295,958
84,655,575 16,517,246 185,845,333 157,164,772 187,283,128 36,325,132 27,689,532
$13.98 $11.09 $4.79 $10.60 $10.26 $40.92 $44.32
$3,358,244 $— $15,737,438 $7,226,283 $12,037,858 $3,503,360 $1,389,135

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
224
As of December 31, 2019
Large Cap Value
Portfolio
Limited Maturity
Bond Portfolio
Low Volatility
Equity Portfolio
Mid Cap Index
Portfolio
Assets
Investments in unaffiliated securities at cost $1,187,052,918 $925,037,249 $36,795,374 $384,367,335
Investments in affiliated securities at cost $40,513,855 $37,042,123 $1,947,497 $25,373,534
Investments in unaffiliated securities at value (#) 1,734,186,323 935,255,561 41,343,923 477,683,686
Investments in affiliated securities at value 40,513,855 37,042,123 1,947,497 25,373,534
Cash 74,184 1,958,074 467
(a)
1,673,512
Dividends and interest receivable 2,356,563 4,973,077 109,103 567,787
Prepaid expenses 2,221 1,694 986 1,316
Receivable for:
Investments sold — 1 — 17
Investments sold on a delayed delivery basis — — — —
Fund shares sold 12,408 144,138 124,211 26,388
Expense reimbursements — — 5,169 —
Variation margin on open future contracts — 80,030 — 16,515
Total Assets 1,777,145,554 979,454,698 43,531,356 505,342,755
Liabilities
Accrued expenses 11,632 18,490 12,551 13,103
Cash overdraft — — — —
Payable for:
Investments purchased — 69,476 — 908,229
Investments purchased on a delayed delivery basis — 29,392,550 — —
Return of collateral for securities loaned 8,484,779 220,000 360,000 9,594,570
Fund shares redeemed 176,004 23,277 7,408 68,313
Variation margin on open future contracts — 8,109 — —
Investment advisory fees 916,121 332,177 21,867 85,403
Administrative service fees 25,957 14,118 620 7,259
Director fees 1,025 577 154 273
Director deferred compensation 140,345 150,763 864 25,954
Commitments and contingent liabilities^ — — — —
Mortgage dollar roll deferred revenue — 1,209 — —
Total Liabilities 9,755,863 30,230,746 403,464 10,703,104
Net Assets
Capital stock (beneficial interest) 1,155,542,855 948,164,891 37,697,348 396,120,522
Distributable earnings/(accumulated loss) 611,846,836 1,059,061 5,430,544 98,519,129
Total Net Assets $1,767,389,691 $949,223,952 $43,127,892 $494,639,651
Shares of beneficial interest outstanding 92,108,578 95,669,378 3,358,168 26,641,101
Net asset value per share $19.19 $9.92 $12.84 $18.57
(#) Includes securities on loan of $8,228,102 $212,250 $342,106 $9,315,720
(a) Includes foreign currency holdings of $467 (cost $455).
(b) Includes foreign currency holdings of $33,352 (cost $33,218).
(c) Includes foreign currency holdings of $4 (cost $4).
(d) Includes foreign currency holdings of $30,572 (cost $30,322).
^ Commitments and contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.
* Securities held by this fund are valued on the basis of amortized cost, which approximates market value.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
225
Mid Cap Stock
Portfolio
Moderate
Allocation Portfolio
Moderately
Aggressive
Allocation Portfolio
Moderately
Conservative
Allocation Portfolio
Money Market
Portfolio
Multidimensional
Income Portfolio
Opportunity
Income Plus
Portfolio
$1,352,661,499 $5,354,836,123 $2,837,532,683 $3,079,300,794 $199,814,853 $21,511,844 $180,275,003
$142,313,573 $4,202,916,656 $3,046,677,250 $2,165,000,416 $— $3,838,122 $67,510,808
1,830,498,351 6,247,405,564 3,482,058,850 3,418,539,539 199,814,853
*
22,002,167 180,346,844
142,313,573 4,805,868,790 3,508,059,839 2,344,195,616 — 3,865,209 68,330,021
— 322,705
(b)
— 523,767
(c)
7,678 8,338 —
1,936,661 21,433,979 9,479,411 14,292,644 283,510 170,599 1,022,527
2,391 8,983 6,053 5,036 1,106 982 1,110
11,066,529 6,681,196 4,431,629 1,771,908 — — 2,271,507
— — — 531,973 — — —
30,676 9,938 24,190 32,735 227,083 36,469 92,618
— 1,542,965 1,227,063 598,266 — 4,309 —
— 3,931,724 2, 888,759 7 70,141 — — 8,641
1,985,848,181 11, 087,205,844 7,0 08,175,794 5,78 1,261,625 200,334,230 26,088,073 252,073,268
10,960 85,330 70,105 48,644 9,384 17,381 22,372
— — 822,464
(d)
— — — 195,522
7,080,963 7,939,110 5,387,060 2,162,191 — — 133,898
— 582,263,167 216,789,931 450,326,264 1,160,000 — 30,061,061
55,911,080 31,479,269 30,576,945 11,360,941 — 160,415 369,820
98,312 2,244,773 2,254,821 338,419 526 4,701 177
— 1, 831,098 1, 972,636 782,932 — — 18,457
1,050,533 5,396,630 3,828,174 2,605,35 3 60,420 12,172 96,074
28,274 154,9 50 99,655 79,041 2,934 376 3,267
1,137 4,451 2,660 2,449 154 154 154
211,264 307,394 193,330 162,183 — 864 19,748
— — — — — — —
— 58,429 21,485 43,823 — — 2,085
64,392,523 6 31 , 764,601 2 62 , 019,266 4 67 , 912,2 40 1,233,418 196,063 30,922,635
1,371,671,376 8,346,271,379 5,169,685,049 4,518,352,367 199,099,077 25,653,995 223,559,037
549,784,282 2,109,169,864 1,576,471,479 794,997,018 1,735 238,015 (2,408,404)
$1,921,455,658 $10,455,441,243 $6,746,156,528 $5,313,349,385 $199,100,812 $25,892,010 $221,150,633
98,752,451 687,657,543 410,108,804 383,311,692 199,097,209 2,589,416 21,893,078
$19.46 $15.20 $16.45 $13.86 $1.00 $10.00 $10.10
$54,960,012 $30,236,743 $29,586,734 $10,932,716 $— $155,638 $355,246

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
226
As of December 31, 2019
Partner Emerging Markets
Equity Portfolio
Partner Growth Stock
Portfolio
Assets
Investments in unaffiliated securities at cost $68,539,166 $150,519,372
Investments in affiliated securities at cost $732,853 $827,012
Investments in unaffiliated securities at value (#) 91,732,521 266,021,592
Investments in affiliated securities at value 732,853 827,012
Cash 69,129
(a)
1,944
(b)
Dividends and interest receivable 209,035 93,739
Prepaid expenses 1,038 1,157
Receivable for:
Investments sold 29,136 572,344
Fund shares sold 54 3,760
Expense reimbursements 2,347 —
Variation margin on open future contracts — —
Unrealized gain on forward contracts — —
Total Assets 92,776,113 267,521,548
Liabilities
Accrued expenses 55,591 12,918
Cash overdraft — —
Payable for:
Investments purchased — 548,169
Return of collateral for securities loaned — —
Foreign capital gain tax liability 262,074 —
Fund shares redeemed 10,880 79,146
Investment advisory fees 74,795 149,666
Administrative service fees 1,338 3,922
Director fees 154 154
Director deferred compensation 16,257 20,843
Unrealized loss on forward contracts — —
Commitments and contingent liabilities^ — —
Total Liabilities 421,089 814,818
Net Assets
Capital stock (beneficial interest) 73,909,670 147,627,411
Distributable earnings/(accumulated loss) 18,445,354 119,079,319
Total Net Assets $92,355,024 $266,706,730
Shares of beneficial interest outstanding 6,383,274 9,480,156
Net asset value per share $14.47 $28.13
(#) Includes securities on loan of $— $—
(a) Includes foreign currency holdings of $69,129 (cost $68,309).
(b) Includes foreign currency holdings of $1,916 (cost $1,888).
(c) Includes foreign currency holdings of $932 (cost $917).
(d) Includes foreign currency holdings of $865 (cost $849).
^ Commitments and contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
227
Partner Healthcare
Portfolio
Real Estate Securities
Portfolio Small Cap Growth Portfolio Small Cap Index Portfolio Small Cap Stock Portfolio
$180,468,909 $137,540,889 $18,958,397 $521,411,804 $513,360,485
$304,568 $1,173,409 $2,534,927 $32,440,556 $36,991,628
244,998,954 196,679,129 21,232,340 639,962,791 617,016,175
304,568 1,173,409 2,534,927 32,440,556 36,991,628
932
(c)
— 332
(d)
— —
217,585 891,971 8,361 838,675 652,188
1,144 1,112 978 1,421 1,439
5,385 735 566,382 2,777,383 321,126
19,465 42,836 54,728 30,757 6,555
10,786 — 8,018 — —
— — — 1,210 —
98,481 — — — —
245,657,300 198,789,192 24,406,066 676,052,793 654,989,111
11,068 10,185 10,974 14,870 12,615
— — — 5 4,967
— 261,693 669,217 3,444,099 —
— — 1,531,605 31,813,039 18,292,940
— — — — —
21,494 1,651 30 98,012 119,710
176,379 128,993 14,831 110,701 366,169
3,608 2,924 315 9,410 9,347
154 154 154 358 353
16,257 39,500 589 56,337 134,047
236,820 — — — —
— — — — —
465,780 445,100 2,227,715 35,546,831 18,940,148
178,199,448 138,031,855 20,249,818 495,070,808 465,626,898
66,992,072 60,312,237 1,928,533 145,435,154 170,422,065
$245,191,520 $198,344,092 $22,178,351 $640,505,962 $636,048,963
10,195,136 7,075,951 1,899,571 34,641,561 32,623,271
$24.05 $28.03 $11.68 $18.49 $19.50
$— $— $1,034,850 $29,439,235 $17,897,076

Thrivent Series Fund, Inc.
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.
228
For the year ended December 31, 2019
Aggressive
Allocation Portfolio All Cap Portfolio
Balanced Income
Plus Portfolio
Diversified Income
Plus Portfolio
Investment Income
Dividends $9,771,137 $1,705,479 $4,975,095 $5,732,069
Interest 1,156,996 1,391 7,256,256 19,012,818
Income from mortgage dollar rolls 109,499 — 103,568 299,005
Affiliated income from securities loaned, net 45,047 363 28,351 47,037
Income from affiliated investments 4,074,110 41,913 794,250 2,416,134
Non cash income 34,343 — 70,529 253,904
Non cash income from affiliated investments 10,066,530 — 1,295,296 1,761,891
Foreign tax withholding (59,996) (6,734) (187,147) (185,361)
Total Investment Income 25,197,666 1,742,412 14,336,198 29,337,497
Expenses
Adviser fees 10,101,195 654,344 2,312,711 3,030,347
Administrative service fees 335,315 109,135 161,484 218,790
Audit and legal fees 39,112 33,540 35,756 35,773
Custody fees 85,199 5,003 92,101 99,123
Insurance expenses 8,361 4,194 5,164 6,165
Printing and postage expenses — — — —
Directors' fees 34,488 8,594 17,103 25,734
Other expenses 41,680 14,473 72,367 84,174
Total Expenses Before Reimbursement 10,645,350 829,283 2,696,686 3,500,106
Less:
Reimbursement from adviser (2,492,017) — — —
Total Net Expenses 8,153,333 829,283 2,696,686 3,500,106
Net Investment Income/(Loss) 17,044,333 913,129 11,639,512 25,837,391
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 47,269,988 20,498,040 1,049,839 3,676,482
Distributions of realized capital gains from affiliated investments 21,680,365 6 196 735
Written option contracts 13,516 — 5,387 42,299
Futures contracts 24,599,881 — 1,778,672 4,170,231
Foreign currency forward contracts — — — —
Foreign currency transactions (29,560) (284) (7,403) (5,940)
Swap agreements — — — —
Change in net unrealized appreciation/(depreciation) on:
Investments 128,805,167 7,370,330 49,006,005 60,900,460
Affiliated investments 72,117,899 — 2,394,041 3,231,131
Futures contracts 6,370,904 — (305,705) (2,231,583)
Foreign currency forward contracts — — — —
Foreign currency transactions 12,343 — 1,964 1,724
Swap agreements — — — —
Net Realized and Unrealized Gains/(Losses) 300,840,503 27,868,092 53,922,996 69,785,539
Net Increase/(Decrease) in Net Assets Resulting
From Operations $317,884,836 $28,781,221 $65,562,508 $95,622,930
(a) Includes foreign capital gain taxes paid of   $ 137,746.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
229
Global Stock
Portfolio
Government Bond
Portfolio High Yield Portfolio Income Portfolio
International
Allocation Portfolio
Large Cap Growth
Portfolio
Large Cap Index
Portfolio
$22,780,141 $— $142,866 $645,229 $54,050,150 $10,926,488 $22,153,375
394,719 3,501,302 49,968,819 55,500,469 2,942,863 500 11,768
— 228,637 — 327,112 — — —
100,898 873 340,800 38,239 405,633 5,391 39,892
3,123,764 1,088,914 905,339 3,526,922 4,348,520 519,623 101,253
— — — — — — —
— — — — — — —
(1,165,295) — — — (5,093,925) — —
25,234,227 4,819,726 51,357,824 60,037,971 56,653,241 11,452,002 22,306,288
6,541,296 639,364 3,434,578 6,332,859 12,339,943 5,513,779 2,191,506
277,142 121,055 235,969 359,146 394,084 324,336 276,278
40,039 33,058 39,295 42,632 73,271 40,619 39,787
125,732 7,389 16,060 18,831 722,335 14,188 16,781
7,362 4,432 6,567 8,760 9,778 8,137 7,170
— — — — — 70,678 —
43,502 10,066 35,289 62,652 68,265 58,246 38,061
37,670 21,963 42,890 59,072 128,903 25,259 26,407
7,072,743 837,327 3,810,648 6,883,952 13,736,579 6,055,242 2,595,990
— — — — — — —
7,072,743 837,327 3,810,648 6,883,952 13,736,579 6,055,242 2,595,990
18,161,484 3,982,399 47,547,176 53,154,019 42,916,662 5,396,760 19,710,298
99,929,034 2,886,046 (11,484,523) 18,455,361 6,945,579
(a)
97,341,858 2,423,222
1,119 285 178 1,183 1,586 163 44
— 10,055 — 29,681 — — —
12,774,262 640,625 — 1,431,258 23,199,214 — 987,137
— — — — 384,000 — —
(60,709) — — — (534,284) — —
— — 143,865 14,818 (80) — —
90,694,985 3,334,017 76,712,985 125,126,417 255,674,111 278,534,274 267,866,247
— — — — — — —
2,365,691 (520,358) — 97,700 1,118,092 — 42,714
— — — — 31,296 — —
22,518 — — — 126,901 — —
— — 162,606 236,518 — — —
205,726,900 6,350,670 65,535,111 145,392,936 286,946,415 375,876,295 271,319,364
$223,888,384 $10,333,069 $113,082,287 $198,546,955 $329,863,077 $381,273,055 $291,029,662

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
230
For the year ended December 31, 2019
Large Cap Value
Portfolio
Limited Maturity
Bond Portfolio
Low Volatility
Equity Portfolio
Mid Cap Index
Portfolio
Investment Income
Dividends $40,481,160 $363,935 $855,283 $7,129,953
Interest 468 26,223,828 3,496 10,258
Income from mortgage dollar rolls — 110,384 — —
Affiliated income from securities loaned, net 2,225 1,934 2,742 51,553
Income from affiliated investments 882,964 1,348,378 16,015 170,281
Non cash income — — — —
Non cash income from affiliated investments — — — —
Foreign tax withholding (22,845) — (46,950) (3,787)
Total Investment Income 41,343,972 28,048,459 830,586 7,358,258
Expenses
Adviser fees 9,690,499 3,692,041 182,434 899,123
Administrative service fees 364,564 246,912 95,169 166,425
Audit and legal fees 37,100 39,799 32,965 36,719
Custody fees 15,409 14,327 11,906 10,219
Insurance expenses 8,872 6,772 3,911 5,222
Directors' fees 58,174 39,183 7,135 14,457
Other expenses 28,127 53,622 18,883 19,407
Total Expenses Before Reimbursement 10,202,745 4,092,656 352,403 1,151,572
Less:
Reimbursement from adviser — — (109,157) —
Total Net Expenses 10,202,745 4,092,656 243,246 1,151,572
Net Investment Income/(Loss) 31,141,227 23,955,803 587,340 6,206,686
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 33,419,901 (648,235) 315,455 9,400,572
Affiliated investments — — — —
Distributions of realized capital gains from affiliated investments 169 209 4 100
Written option contracts — 10,488 — —
Futures contracts — (6,416,793) 32,082 1,081,755
Foreign currency transactions — — (3,122) —
Swap agreements — — — —
Change in net unrealized appreciation/(depreciation) on:
Investments 282,993,917 23,265,442 5,069,149 82,753,016
Affiliated investments — — — —
Futures contracts — 2,376,504 14,103 171,005
Foreign currency transactions — — 705 —
Swap agreements — — — —
Net Realized and Unrealized Gains/(Losses) 316,413,987 18,587,615 5,428,376 93,406,448
Net Increase/(Decrease) in Net Assets Resulting
From Operations $347,555,214 $42,543,418 $6,015,716 $99,613,134

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
231
Mid Cap Stock
Portfolio
Moderate
Allocation Portfolio
Moderately
Aggressive
Allocation Portfolio
Moderately
Conservative
Allocation Portfolio
Money Market
Portfolio
Multidimensional
Income Portfolio
Opportunity
Income Plus
Portfolio
$19,522,437 $44,395,373 $31,388,073 $16,534,087 $— $198,579 $264,388
— 79,520,231 31,394,618 58,192,057 4,162,660 541,020 6,521,700
— 3,919,650 1,435,705 2,831,312 — 2,748 109,214
74,406 196,238 158,303 60,162 — 672 3,739
1,457,211 26,198,589 11,537,597 15,071,999 — 43,868 754,316
— 181,302 96,010 106,018 — 170,538 27,626
— 87,843,141 55,494,436 49,817,451 — 100,861 1,297,693
— (354,744) (212,954) (15,505) — (849) —
21,054,054 241,899,780 131,291,788 142,597,581 4,162,660 1,057,437 8,978,676
11,385,458 59,820,978 41,993,911 28,880,736 646,074 117,659 971,471
395,588 1,804,193 1,181,234 964,543 121,381 93,637 123,030
40,752 79,761 59,779 56,863 32,559 35,370 36,173
17,464 195,638 152,191 97,909 5,872 16,538 24,996
9,562 36,238 24,273 20,258 4,385 3,901 4,416
68,791 234,763 139,874 127,593 7,071 7,135 8,595
29,764 138,989 119,710 97,684 13,335 30,351 53,999
11,947,379 62,310,560 43,670,972 30,245,586 830,677 304,591 1,222,680
— (16,881,764) (13,401,442) (6,560,774) — (101,363) —
11,947,379 45,428,796 30,269,530 23,684,812 830,677 203,228 1,222,680
9,106,675 196,470,984 101,022,258 118,912,769 3,331,983 854,209 7,755,996
66,563,210 232,815,460 209,967,476 95,845,788 4,873 (206,647) (157,547)
— 4,531,438 — — — — —
653 108,585,517 106,979,054 29,496,069 — 6 269
— 538,367 208,886 394,895 — — 11,169
— 95,549,556 54,665,565 48,418,562 — 8,566 483,764
— (132,959) (94,080) (52,800) — — —
— 165,137 52,388 132,036 — — —
327,594,358 636,473,500 415,314,126 265,985,302 — 2,065,621 5,448,625
— 442,513,061 362,910,407 167,847,011 — 182,263 2,334,773
— (7,568,161) 7,885,293 (9,524,094) — (2,706) (524,790)
— 43,587 29,900 19,085 — — —
— 852,942 295,647 628,250 — — —
394,158,221 1,514,367,445 1,158,214,662 599,190,104 4,873 2,047,103 7,596,263
$403,264,896 $1,710,838,429 $1,259,236,920 $718,102,873 $3,336,856 $2,901,312 $15,352,259

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
232
For the year ended December 31, 2019
Partner Emerging Markets
Equity Portfolio
Partner Growth Stock
Portfolio
Investment Income
Dividends $3,057,448 $1,883,018
Interest 9 3,657
Affiliated income from securities loaned, net 335 560
Income from affiliated investments 32,676 67,411
Foreign tax withholding (222,180) (11,135)
Total Investment Income 2,868,288 1,943,511
Expenses
Adviser fees 860,332 1,587,442
Administrative service fees 105,098 131,529
Amortization of offering costs — —
Audit and legal fees 55,560 35,540
Custody fees 120,026 14,085
Insurance expenses 4,139 4,578
Directors' fees 8,332 8,669
Other expenses 17,054 15,443
Total Expenses Before Reimbursement 1,170,541 1,797,286
Less:
Reimbursement from adviser (104,830) —
Total Net Expenses 1,065,711 1,797,286
Net Investment Income/(Loss) 1,802,577 146,225
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (86,304)
(a)
4,260,541
Class action settlements 66,682 —
Distributions of realized capital gains from affiliated investments 5 9
Futures contracts — —
Foreign currency forward contracts — —
Foreign currency transactions (33,737) 1,480
Change in net unrealized appreciation/(depreciation) on:
Investments 14,469,061 60,085,518
Futures contracts — —
Foreign currency forward contracts — —
Foreign currency transactions 5,762 45
Net Realized and Unrealized Gains/(Losses) 14,421,469 64,347,593
Net Increase/(Decrease) in Net Assets Resulting
From Operations $16,224,046 $64,493,818
(a) Includes foreign capital gain taxes paid of   $ 128,842.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
233
Partner Healthcare
Portfolio
Real Estate Securities
Portfolio Small Cap Growth Portfolio Small Cap Index Portfolio Small Cap Stock Portfolio
$2,593,784 $5,070,352 $86,543 $8,384,994 $7,900,776
— — — 5,059 —
61,532 — 1,366 157,439 60,248
199,005 18,976 20,998 18,718 372,602
(32,384) — (1,025) (3,408) (80,071)
2,821,937 5,089,328 107,882 8,562,802 8,253,555
1,851,338 1,408,619 137,406 1,162,847 3,949,139
127,747 121,929 92,920 188,842 190,669
— — 776 — —
35,514 33,652 33,189 37,234 35,468
12,323 4,946 5,142 16,398 13,051
4,532 4,417 3,878 5,623 5,737
8,332 10,124 7,115 20,551 27,077
16,932 14,726 14,222 23,005 18,558
2,056,718 1,598,413 294,648 1,454,500 4,239,699
(118,011) — (128,043) — —
1,938,707 1,598,413 166,605 1,454,500 4,239,699
883,230 3,490,915 (58,723) 7,108,302 4,013,856
1,736,846 1,824,883 (275,439) 24,593,304 63,599,264
— — — — —
6 5 7 3 79
— — — 175,902 —
296,986 — — — —
12,847 — (18) — —
48,833,095 38,741,019 3,826,359 80,336,099 73,001,779
— — — 32,334 —
(161,539) — — — —
311 — 16 — —
50,718,552 40,565,907 3,550,925 105,137,642 136,601,122
$51,601,782 $44,056,822 $3,492,202 $112,245,944 $140,614,978

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.
234
Aggressive Allocation Portfolio All Cap Portfolio
For the periods ended 12/31/2019 12/31/2018 12/31/2019 12/31/2018
Operations
Net investment income/(loss) $17,044,333 $14,937,374 $913,129 $739,182
Net realized gains/(losses) 93,534,190 107,479,734 20,497,762 4,551,072
Change in net unrealized appreciation/(depreciation) 207,306,313 (210,269,669) 7,370,330 (15,925,335)
Net Change in Net Assets Resulting From Operations 317,884,836 (87,852,561) 28,781,221 (10,635,081)
Distributions to Shareholders
From net investment income/net realized gains (117,385,069) (100,269,125) (5,265,108) (6,056,946)
Total Distributions to Shareholders (117,385,069) (100,269,125) (5,265,108) (6,056,946)
Capital Stock Transactions
Sold 51,514,463 83,022,954 5,853,092 6,275,640
Distributions reinvested 117,385,069 100,269,125 5,265,108 6,056,946
Redeemed (74,190,002) (49,335,854) (10,748,594) (10,232,543)
Total Capital Stock Transactions 94,709,530 133,956,225 369,606 2,100,043
Net Increase/(Decrease) in Net Assets 295,209,297 (54,165,461) 23,885,719 (14,591,984)
Net Assets, Beginning of Period 1,258,346,791 1,312,512,252 96,854,211 111,446,195
Net Assets, End of Period $1,553,556,088 $1,258,346,791 $120,739,930 $96,854,211
Capital Stock Share Transactions
Sold 3,088,997 4,783,062 381,843 408,034
Distributions reinvested 7,288,418 5,992,979 348,526 406,316
Redeemed (4,447,791) (2,843,007) (705,361) (669,415)
Total Capital Stock Share Transactions 5,929,624 7,933,034 25,008 144,935

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
235
Balanced Income Plus Portfolio Diversified Income Plus Portfolio Global Stock Portfolio Government Bond Portfolio
12/31/2019 12/31/2018 12/31/2019 12/31/2018 12/31/2019 12/31/2018 12/31/2019 12/31/2018
$11,639,512 $11,757,880 $25,837,391 $25,060,267 $18,161,484 $16,660,392 $3,982,399 $4,474,476
2,826,691 22,602,055 7,883,807 18,781,226 112,643,706 61,227,333 3,537,011 (4,185,845)
51,096,305 (54,394,895) 61,901,732 (63,339,244) 93,083,194 (166,981,515) 2,813,659 (263,442)
65,562,508 (20,034,960) 95,622,930 (19,497,751) 223,888,384 (89,093,790) 10,333,069 25,189
(35,016,703) (15,238,024) (44,666,489) (21,233,099) (80,794,741) (77,237,471) (3,982,398) (4,492,666)
(35,016,703) (15,238,024) (44,666,489) (21,233,099) (80,794,741) (77,237,471) (3,982,398) (4,492,666)
23,180,958 31,483,535 62,991,310 53,639,708 5,524,271 10,532,109 14,761,747 9,825,160
35,016,703 15,238,024 44,666,489 21,233,099 80,794,741 77,237,471 3,982,398 4,492,666
(29,425,722) (27,530,261) (25,550,578) (24,638,959) (29,764,966) (23,143,338) (21,518,338) (29,667,377)
28,771,939 19,191,298 82,107,221 50,233,848 56,554,046 64,626,242 (2,774,193) (15,349,551)
59,317,744 (16,081,686) 133,063,662 9,502,998 199,647,689 (101,705,019) 3,576,478 (19,817,028)
385,931,936 402,013,622 686,212,269 676,709,271 983,505,608 1,085,210,627 179,566,336 199,383,364
$445,249,680 $385,931,936 $819,275,931 $686,212,269 $1,183,153,297 $983,505,608 $183,142,814 $179,566,336
1,576,919 2,069,705 7,733,292 6,567,367 416,793 738,832 1,343,129 919,552
2,455,675 1,016,160 5,612,849 2,635,197 6,236,424 5,641,849 362,267 421,571
(1,989,233) (1,816,728) (3,162,540) (3,030,673) (2,235,986) (1,641,007) (1,961,132) (2,779,848)
2,043,361 1,269,137 10,183,601 6,171,891 4,417,231 4,739,674 (255,736) (1,438,725)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
236
High Yield Portfolio Income Portfolio
For the periods ended 12/31/2019 12/31/2018 12/31/2019 12/31/2018
Operations
Net investment income/(loss) $47,547,176 $48,269,213 $53,154,019 $54,170,406
Net realized gains/(losses) (11,340,480) 387,125 19,932,301 (10,213,489)
Change in net unrealized appreciation/(depreciation) 76,875,591 (76,712,683) 125,460,635 (79,457,593)
Net Change in Net Assets Resulting From Operations 113,082,287 (28,056,345) 198,546,955 (35,500,676)
Distributions to Shareholders
From net investment income/net realized gains (47,788,340) (48,566,489) (53,164,728) (65,720,324)
Total Distributions to Shareholders (47,788,340) (48,566,489) (53,164,728) (65,720,324)
Capital Stock Transactions
Sold 18,408,557 15,760,995 43,831,845 20,696,982
Distributions reinvested 47,788,340 48,566,489 53,164,728 65,720,324
Redeemed (37,695,245) (40,656,553) (36,988,185) (44,493,432)
Total Capital Stock Transactions 28,501,652 23,670,931 60,008,388 41,923,874
Net Increase/(Decrease) in Net Assets 93,795,599 (52,951,903) 205,390,615 (59,297,126)
Net Assets, Beginning of Period 796,303,533 849,255,436 1,460,409,619 1,519,706,745
Net Assets, End of Period $890,099,132 $796,303,533 $1,665,800,234 $1,460,409,619
Capital Stock Share Transactions
Sold 3,904,641 3,344,812 4,240,195 2,075,390
Distributions reinvested 10,165,361 10,325,681 5,183,361 6,664,648
Redeemed (8,025,766) (8,665,748) (3,596,254) (4,515,483)
Total Capital Stock Share Transactions 6,044,236 5,004,745 5,827,302 4,224,555

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
237
International Allocation Portfolio Large Cap Growth Portfolio Large Cap Index Portfolio Large Cap Value Portfolio
12/31/2019 12/31/2018 12/31/2019 12/31/2018 12/31/2019 12/31/2018 12/31/2019 12/31/2018
$42,916,662 $44,944,825 $5,396,760 $4,962,279 $19,710,298 $17,206,622 $31,141,227 $25,601,655
29,996,015 14,045,158 97,342,021 159,365,964 3,410,403 3,932,611 33,420,070 72,924,990
256,950,400 (357,609,555) 278,534,274 (132,683,888) 267,908,961 (67,336,669) 282,993,917 (234,280,976)
329,863,077 (298,619,572) 381,273,055 31,644,355 291,029,662 (46,197,436) 347,555,214 (135,754,331)
(56,275,063) (110,368,711) (158,086,659) (59,127,695) (23,100,732) (20,535,169) (98,113,964) (81,339,807)
(56,275,063) (110,368,711) (158,086,659) (59,127,695) (23,100,732) (20,535,169) (98,113,964) (81,339,807)
10,148,399 28,877,237 39,253,551 59,413,280 58,212,927 76,949,501 14,277,383 13,167,090
56,275,063 110,368,711 158,086,659 59,127,695 23,100,732 20,535,169 98,113,964 81,339,807
(40,568,947) (173,808,245) (115,959,966) (104,778,874) (53,387,106) (43,935,277) (21,623,722) (22,927,672)
25,854,515 (34,562,297) 81,380,244 13,762,101 27,926,553 53,549,393 90,767,625 71,579,225
299,442,529 (443,550,580) 304,566,640 (13,721,239) 295,855,483 (13,183,212) 340,208,875 (145,514,913)
1,622,730,898 2,066,281,478 1,181,830,939 1,195,552,178 931,440,475 944,623,687 1,427,180,816 1,572,695,729
$1,922,173,427 $1,622,730,898 $1,486,397,579 $1,181,830,939 $1,227,295,958 $931,440,475 $1,767,389,691 $1,427,180,816
1,065,230 2,692,380 1,008,600 1,512,206 1,454,134 2,030,523 793,771 703,796
5,871,833 11,057,106 4,292,987 1,559,401 582,369 552,680 5,603,150 4,520,209
(4,225,035) (16,640,492) (2,989,859) (2,727,880) (1,329,255) (1,161,708) (1,197,567) (1,222,256)
2,712,028 (2,891,006) 2,311,728 343,727 707,248 1,421,495 5,199,354 4,001,749

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
238
Limited Maturity Bond Portfolio Low Volatility Equity Portfolio
For the periods ended 12/31/2019 12/31/2018 12/31/2019 12/31/2018
Operations
Net investment income/(loss) $23,955,803 $22,085,113 $587,340 $308,718
Net realized gains/(losses) (7,054,331) (1,037,735) 344,419 15,469
Change in net unrealized appreciation/(depreciation) 25,641,946 (11,892,874) 5,083,957 (1,083,998)
Net Change in Net Assets Resulting From Operations 42,543,418 9,154,504 6,015,716 (759,811)
Distributions to Shareholders
From net investment income/net realized gains (24,100,033) (22,486,310) (362,765) (28,174)
Total Distributions to Shareholders (24,100,033) (22,486,310) (362,765) (28,174)
Capital Stock Transactions
Sold 37,652,980 29,484,865 18,419,909 13,230,794
Issued in connection with merger – – – –
Distributions reinvested 24,100,033 22,486,310 362,765 28,174
Redeemed (32,190,675) (43,308,239) (3,226,537) (983,223)
Total Capital Stock Transactions 29,562,338 8,662,936 15,556,137 12,275,745
Net Increase/(Decrease) in Net Assets 48,005,723 (4,668,870) 21,209,088 11,487,760
Net Assets, Beginning of Period 901,218,229 905,887,099 21,918,804 10,431,044
Net Assets, End of Period $949,223,952 $901,218,229 $43,127,892 $21,918,804
Capital Stock Share Transactions
Sold 3,805,327 3,010,914 1,524,878 1,205,214
Issued in connection with merger – – – –
Distributions reinvested 2,441,146 2,298,057 30,216 2,608
Redeemed (3,267,869) (4,423,046) (272,470) (89,888)
Total Capital Stock Share Transactions 2,978,604 885,925 1,282,624 1,117,934

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
239
Mid Cap Index Portfolio Mid Cap Stock Portfolio Moderate Allocation Portfolio
Moderately Aggressive Allocation
Portfolio
12/31/2019 12/31/2018 12/31/2019 12/31/2018 12/31/2019 12/31/2018 12/31/2019 12/31/2018
$6,206,686 $5,371,422 $9,106,675 $11,112,785 $196,470,984 $206,603,801 $101,022,258 $98,762,981
10,482,427 21,714,648 66,563,863 166,177,898 442,052,516 424,343,476 371,779,289 364,787,902
82,924,021 (76,053,576) 327,594,358 (368,292,805) 1,072,314,929 (1,062,473,945) 786,435,373 (827,282,660)
99,613,134 (48,967,506) 403,264,896 (191,002,122) 1,710,838,429 (431,526,668) 1,259,236,920 (363,731,777)
(32,626,762) (23,475,564) (176,267,786) (137,447,186) (637,493,993) (516,244,302) (461,070,483) (373,666,798)
(32,626,762) (23,475,564) (176,267,786) (137,447,186) (637,493,993) (516,244,302) (461,070,483) (373,666,798)
33,456,236 45,937,229 25,026,613 28,581,520 30,062,895 44,332,172 45,454,686 91,873,780
– – – – – – – 97,804,430
32,626,762 23,475,564 176,267,786 137,447,186 637,493,993 516,244,302 461,070,483 373,666,798
(17,787,210) (12,773,087) (57,178,112) (50,525,806) (630,395,440) (463,496,639) (357,698,583) (210,303,229)
48,295,788 56,639,706 144,116,287 115,502,900 37,161,448 97,079,835 148,826,586 353,041,779
115,282,160 (15,803,364) 371,113,397 (212,946,408) 1,110,505,884 (850,691,135) 946,993,023 (384,356,796)
379,357,491 395,160,855 1,550,342,261 1,763,288,669 9,344,935,359 10,195,626,494 5,799,163,505 6,183,520,301
$494,639,651 $379,357,491 $1,921,455,658 $1,550,342,261 $10,455,441,243 $9,344,935,359 $6,746,156,528 $5,799,163,505
1,883,050 2,447,765 1,308,297 1,412,574 2,047,942 2,990,843 2,874,253 5,694,354
– – – – – – – 6,276,149
1,922,116 1,258,251 9,904,465 6,955,407 44,540,443 35,886,684 30,036,774 23,886,088
(999,842) (684,222) (3,033,022) (2,501,860) (42,980,728) (31,518,514) (22,636,409) (13,103,332)
2,805,324 3,021,794 8,179,740 5,866,121 3,607,657 7,359,013 10,274,618 22,753,259

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
240
Moderately Conservative Allocation
Portfolio Money Market Portfolio
For the periods ended 12/31/2019 12/31/2018 12/31/2019 12/31/2018
Operations
Net investment income/(loss) $118,912,769 $123,462,446 $3,331,983 $2,315,265
Net realized gains/(losses) 174,234,550 110,227,387 4,873 (63)
Change in net unrealized appreciation/(depreciation) 424,955,554 (398,175,784) – –
Net Change in Net Assets Resulting From Operations 718,102,873 (164,485,951) 3,336,856 2,315,202
Distributions to Shareholders
From net investment income/net realized gains (238,889,921) (211,961,061) (3,331,983) (2,323,228)
From return of capital – – – –
Total Distributions to Shareholders (238,889,921) (211,961,061) (3,331,983) (2,323,228)
Capital Stock Transactions
Sold 50,591,254 62,614,820 82,805,039 83,911,622
Distributions reinvested 238,889,921 211,961,061 3,331,983 2,323,228
Redeemed (268,509,132) (223,400,189) (65,047,648) (64,316,689)
Total Capital Stock Transactions 20,972,043 51,175,692 21,089,374 21,918,161
Net Increase/(Decrease) in Net Assets 500,184,995 (325,271,320) 21,094,247 21,910,135
Net Assets, Beginning of Period 4,813,164,390 5,138,435,710 178,006,565 156,096,430
Net Assets, End of Period $5,313,349,385 $4,813,164,390 $199,100,812 $178,006,565
Capital Stock Share Transactions
Sold 3,758,997 4,684,876 82,805,039 83,911,622
Distributions reinvested 18,023,579 16,303,318 3,331,983 2,323,228
Redeemed (19,927,147) (16,883,264) (65,047,648) (64,316,689)
Total Capital Stock Share Transactions 1,855,429 4,104,930 21,089,374 21,918,161

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
241
Multidimensional Income Portfolio Opportunity Income Plus Portfolio
Partner Emerging Markets Equity
Portfolio Partner Growth Stock Portfolio
12/31/2019 12/31/2018 12/31/2019 12/31/2018 12/31/2019 12/31/2018 12/31/2019 12/31/2018
$854,209 $836,780 $7,755,996 $7,165,162 $1,802,577 $825,716 $146,225 $559,823
(198,075) 75,824 337,655 (1,177,628) (53,354) (4,823,812) 4,262,030 7,192,347
2,245,178 (1,944,786) 7,258,608 (7,759,073) 14,474,823 (11,403,303) 60,085,563 (12,847,493)
2,901,312 (1,032,182) 15,352,259 (1,771,539) 16,224,046 (15,401,399) 64,493,818 (5,095,323)
(896,606) (924,744) (7,806,071) (7,284,001) (668,906) (1,179,525) (8,114,664) (12,546,531)
(90,261) (34,074) – – – – – –
(986,867) (958,818) (7,806,071) (7,284,001) (668,906) (1,179,525) (8,114,664) (12,546,531)
10,126,473 8,838,875 48,388,707 20,201,710 4,709,969 14,640,376 15,294,050 38,321,523
986,867 958,818 7,806,071 7,284,001 668,906 1,179,525 8,114,664 12,546,531
(5,180,445) (9,736,342) (15,406,734) (22,434,068) (12,342,566) (9,908,917) (18,741,829) (11,216,975)
5,932,895 61,351 40,788,044 5,051,643 (6,963,691) 5,910,984 4,666,885 39,651,079
7,847,340 (1,929,649) 48,334,232 (4,003,897) 8,591,449 (10,669,940) 61,046,039 22,009,225
18,044,670 19,974,319 172,816,401 176,820,298 83,763,575 94,433,515 205,660,691 183,651,466
$25,892,010 $18,044,670 $221,150,633 $172,816,401 $92,355,024 $83,763,575 $266,706,730 $205,660,691
1,019,513 883,324 4,821,639 2,020,331 352,604 1,037,147 595,763 1,514,348
98,695 106,148 779,512 731,181 49,288 92,711 317,628 508,779
(526,480) (973,120) (1,542,285) (2,249,234) (923,663) (765,405) (720,921) (455,776)
591,728 16,352 4,058,866 502,278 (521,771) 364,453 192,470 1,567,351

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
242
Partner Healthcare Portfolio Real Estate Securities Portfolio
For the periods ended 12/31/2019 12/31/2018 12/31/2019 12/31/2018
Operations
Net investment income/(loss) $883,230 $916,288 $3,490,915 $4,080,971
Net realized gains/(losses) 2,046,685 2,550,474 1,824,888 (3,678,151)
Change in net unrealized appreciation/(depreciation) 48,671,867 12,058,256 38,741,019 (9,779,061)
Net Change in Net Assets Resulting From Operations 51,601,782 15,525,018 44,056,822 (9,376,241)
Distributions to Shareholders
From net investment income/net realized gains (940,425) (1,861,565) (4,023,223) (4,063,932)
Total Distributions to Shareholders (940,425) (1,861,565) (4,023,223) (4,063,932)
Capital Stock Transactions
Sold 8,986,240 10,962,512 9,366,201 5,137,981
Distributions reinvested 940,425 1,861,565 4,023,223 4,063,932
Redeemed (19,735,426) (15,461,520) (14,977,118) (20,200,133)
Total Capital Stock Transactions (9,808,761) (2,637,443) (1,587,694) (10,998,220)
Net Increase/(Decrease) in Net Assets 40,852,596 11,026,010 38,445,905 (24,438,393)
Net Assets, Beginning of Period 204,338,924 193,312,914 159,898,187 184,336,580
Net Assets, End of Period $245,191,520 $204,338,924 $198,344,092 $159,898,187
Capital Stock Share Transactions
Sold 433,683 552,417 348,403 221,456
Distributions reinvested 44,489 98,046 153,985 171,908
Redeemed (931,131) (812,690) (567,277) (869,123)
Total Capital Stock Share Transactions (452,959) (162,227) (64,889) (475,759)
(a) For the period from April 27, 2018 (inception) through December 31, 2018.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
243
Small Cap Growth Portfolio Small Cap Index Portfolio Small Cap Stock Portfolio
12/31/2019 12/31/2018
(a)
12/31/2019 12/31/2018 12/31/2019 12/31/2018
$(58,723) $(16,273) $7,108,302 $6,109,768 $4,013,856 $2,386,333
(275,450) (34,466) 24,769,209 41,987,576 63,599,343 68,148,846
3,826,375 (1,552,416) 80,368,433 (96,738,580) 73,001,779 (128,760,223)
3,492,202 (1,603,155) 112,245,944 (48,641,236) 140,614,978 (58,225,044)
– (23,003) (49,096,841) (32,275,213) (70,926,922) (49,555,549)
– (23,003) (49,096,841) (32,275,213) (70,926,922) (49,555,549)
13,161,540 18,324,773 77,572,572 57,036,923 8,746,524 13,991,599
– 23,003 49,096,841 32,275,213 70,926,922 49,555,549
(4,793,573) (6,403,436) (33,491,923) (20,959,580) (24,175,319) (58,085,882)
8,367,967 11,944,340 93,177,490 68,352,556 55,498,127 5,461,266
11,860,169 10,318,182 156,326,593 (12,563,893) 125,186,183 (102,319,327)
10,318,182 – 484,179,369 496,743,262 510,862,780 613,182,107
$22,178,351 $10,318,182 $640,505,962 $484,179,369 $636,048,963 $510,862,780
1,204,984 1,734,758 4,282,640 2,869,755 465,011 664,285
– 2,530 2,962,942 1,607,331 3,978,512 2,421,857
(440,249) (602,452) (1,882,250) (1,076,379) (1,271,347) (2,824,590)
764,735 1,134,836 5,363,332 3,400,707 3,172,176 261,552

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2019
244
(1) ORGANIZATION
Thrivent Series Fund, Inc. ("the Fund"), a corporation organized under the laws of Minnesota, is registered under the Investment
Company Act of 1940 (the “1940 Act”). The Fund is divided into 29 separate series (each, a “Portfolio” and, collectively, the
"Portfolios"), each with its own investment objective and policies. The Fund consists of four asset allocation Portfolios, three income plus Portfolios, sixteen equity Portfolios, five fixed-income Portfolios, and one money market Portfolio. The assets of each Portfolio are segregated, and each has a separate class of capital stock.  Effective April 30, 2019, Thrivent Partner All Cap Portfolio changed its name to Thrivent All Cap Portfolio, Thrivent Large Cap Stock Portfolio changed its name to Thrivent Global Stock Portfolio and
Thrivent Partner Worldwide Allocation Portfolio changed its name to Thrivent International Allocation Portfolio.
Shares in the Fund are currently sold, without sales charges, to separate accounts of Thrivent Financial for Lutherans ("Thrivent
Financial" or the "Adviser"), which are used to fund benefits of variable life insurance and variable annuity contracts issued by
Thrivent Financial, separate accounts of insurance companies not affiliated with Thrivent Financial, and other Portfolios. Prior to
June 30, 2019, Shares in the Fund were also sold to separate accounts of Thrivent Life Insurance Company ("Thrivent Life"). Effective
June 30, 2019, Thrivent Life has been dissolved and the contract obligations of Thrivent Life have been assumed by Thrivent
Financial.
Each of the Portfolios is an investment company that follows the accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standards Codification Topic 946 - Financial Services - Investment Companies.
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general damage clauses. The Fund’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
Mergers
— At a meeting held on June 21, 2018, contractholders of Thrivent Growth and Income Plus Portfolio (the “Target
Portfolio”) approved the merger of the Target Portfolio into Thrivent Moderately Aggressive Allocation Portfolio (the “Acquiring
Portfolio”).  The merger occurred at the close of business on June 28, 2018. Acquisition of the assets and liabilities of the
Target Portfolio by the Acquiring Portfolio was followed by the distribution of the Acquiring Portfolio's shares to the Target
Portfolio's contractholders. The shares issued of the Acquiring Portfolio are disclosed in the Statement of Changes in Net Assets.
The merger was accomplished by a tax free exchange as detailed below:
As of June 28, 2018, the net assets of the Target Portfolio were comprised of the following:
The Target Portfolio's capital loss carryovers are carried over to the Acquiring Portfolio. The amounts, if any, and applicable limitations are disclosed in Note (4) Tax Information.
Assuming the merger had been completed on January 1, 2018, the Acquiring Portfolio's pro-forma results of operations for the period ended December 31, 2018 would be the following:
The financial statements reflect the operations of the Acquiring Portfolio for the period prior to the merger and the combined
Portfolios for the period subsequent to the merger.  Because the combined Portfolios have been managed as a single Portfolio since
Portfolio Description Net Assets as of June 28, 2018
Moderately Aggressive Allocation Acquiring Portfolio $6,195,026,970
Growth and Income Plus Target Portfolio  $97,804,430
Moderately Aggressive Allocation After Acquisition  $6,292,831,400
Target Portfolio
Unrealized
Appreciation/
(Depreciation)
Undistributed Net
Investment Income
Accumulated Net Realized
Gains/ (Losses)
 Capital
 Stock
Growth and Income Plus  $8,649,856 $(262,282) $10,556  $89,406,300
Acquiring Portfolio
Net Change
in Unrealized
Appreciation/
(Depreciation)
Net Investment
Income
Net Gains/(Losses)on
Investments
Net Increase in
Net Assets from
Operations
 Moderately Aggressive Allocation $(829,618,668)  $99,495,382 $367,404,228 $(362,719,058)

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2019
245
the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Thrivent Growth and Income
Plus Portfolio that have been included in the Acquiring Portfolio's Statement of Operations since the merger was completed.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or
foreign securities exchanges or included in a national
market system are valued at the last sale price on the
principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.
Security prices are based on quotes that are obtained from
an independent pricing service approved by the Fund's
Board of Directors (the “Board”). The pricing service, in
determining values of fixed-income securities, takes into
consideration such factors as current quotations by broker/
dealers, coupon, maturity, quality, type of issue, trading
characteristics, and other yield and risk factors it deems
relevant in determining valuations. Securities which cannot
be valued by the approved pricing service are valued using
valuations from dealers that make markets in the securities.
Exchange-listed options and futures contracts are valued
at the primary exchange settle price.  Exchange cleared
swap agreements are valued using the clearinghouse end of
day price. Swap agreements not cleared on exchanges will
be valued using the mid-price from the primary approved
pricing service.  Forward foreign currency exchange
contracts are marked-to-market based upon foreign currency
exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at their net asset
value at the close of each business day.
Securities held by the Money Market Portfolio are valued
on the basis of amortized cost (which approximates market
value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to
maturity of any discount or premium. The Money Market
Portfolio and the Adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation of the Portfolios' securities to the Portfolios' Investment Adviser.
The Adviser has formed a Valuation Committee (“Committee”)
that is responsible for overseeing the Portfolios’ valuation policies in accordance with Valuation Policies and Procedures.
The Committee meets on a monthly and on an as-needed basis
to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international
fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring
prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any
securities that are held by the Portfolios.  Examples of such events include trading halts, national news/events, and issuer-
specific developments.  If the Committee decides that such
events warrant using fair value estimates, the Committee
will take such events into consideration in determining the
fair value of such securities.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine
the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in
active markets for identical securities, typically included
in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other
significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining
the fair value of investments. The valuation levels are not
necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that
close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the
local close, relevant general and sector indices, currency
fluctuation, prices of other securities (including ADRs, New
York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order
to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at
the exchange rate on the transaction date. Net realized and
unrealized currency gains and losses are recorded from
closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2019
246
losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on
securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Portfolios treat the
effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign
exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Portfolio’s policy is to qualify as a regulated investment company under the Internal Revenue
Code and distribute substantially all investment company
taxable income and net capital gain on a timely basis. It is also the intention of each Portfolio to distribute an amount sufficient to avoid imposition of any federal excise tax. The
Portfolios, accordingly, anticipate paying no federal taxes
and no federal tax provision was recorded. Each Portfolio is treated as a separate taxable entity for federal income tax
purposes. Certain Portfolios may utilize earnings and profits distributed to shareholders on the redemption of shares as
part of the dividends paid deduction.
GAAP requires management of the Portfolios (i.e., the
Adviser) to make additional tax disclosures with respect to
the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are
expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the
technical merits of the position, it would have a greater than
50 percent likelihood of being sustained upon examination.
In evaluating whether a tax position has met the more-likely-
than-not recognition threshold, the Adviser must presume
that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities.
Major jurisdictions for the Portfolios include U.S. Federal,
Minnesota, and Wisconsin, as well as certain foreign countries.
As of December 31, 2019, open U.S. Federal, Minnesota, and
Wisconsin tax years include the tax years ended December 31,
2016 through 2019. Additionally, as of December 31, 2019,
the tax year ended December 31, 2015 is open for Wisconsin.
The Portfolios have no examinations in progress and none are expected at this time.
As of December 31, 2019, the Adviser has reviewed all open
tax years and major jurisdictions and concluded that there
is no effect to the Portfolios’ tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income
tax positions taken or expected to be taken in future tax
returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next
12 months.
Foreign Income Taxes
— Portfolios are subject to foreign
income taxes imposed by certain countries in which they
invest. Withholding taxes on foreign dividends have been
provided for in accordance with the applicable country’s
tax rules and rates. These amounts are shown as foreign
dividend tax withholding in the Statement of Operations. The
Portfolios pay tax on foreign capital gains, where applicable.
Expenses and Income
— Estimated expenses are accrued
daily. The Portfolios are charged for those expenses that
are directly attributable to them. Expenses that are not
directly attributable to a Portfolio are allocated among all appropriate Portfolios in proportion to their respective
net assets or number of shareholder accounts, or other
reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount
and amortization of premium.  Paydown gains and losses on
mortgage-backed and asset-backed securities are recorded
as components of interest income.  Dividend income and
capital gain distributions are recorded on the ex-dividend
date.  However, certain dividends from foreign securities
are recorded as soon as the information is available to the
Portfolios.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment
trusts, the Portfolios record distributions received in excess of income as a reduction of cost of investments and/or
realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated
amounts. The Portfolios adjust the estimated amounts of the
components of distributions as adjustments to investment
income, unrealized appreciation/depreciation and realized
gain/loss on investments as necessary, once the issuers
provide information about the actual composition of the
distributions.
Distributions to Shareholders
— Dividends and capital gain
distributions are recorded on the ex-dividend date. With the exception of the Money Market Portfolio, net realized gains
from securities transactions, if any, are paid at least annually after the close of the fiscal year. Any Portfolio subject to excise tax would require an additional distribution prior to the close of the fiscal year.
For the reporting period, dividends were declared and
reinvested daily for Government Bond Portfolio, High Yield
Portfolio, Income Portfolio, Limited Maturity Bond Portfolio,

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2019
247
and Opportunity Income Plus Portfolio; declared daily
and reinvested monthly for the Money Market Portfolio;
and declared and reinvested at least annually for all other
Portfolios.
Derivative Financial Instruments
— Each of the Portfolios, with
the exception of the Money Market Portfolio, may invest in
derivatives. Derivatives, a category that includes options,
futures, swaps, foreign currency forward contracts and
hybrid instruments, are financial instruments whose value
is derived from another security, an index or a currency.
Each applicable Portfolio may use derivatives for hedging
(attempting to offset a potential loss in one position by
establishing an interest in an opposite position). This
includes the use of currency-based derivatives to manage
the risk of its positions in foreign securities. Each applicable
Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income
or capital gain). These contracts may be transacted on an
exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value
of the derivative decreases due to an unfavorable change in
the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under
the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the
aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk
to the Portfolios because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with
respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a
broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin
held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure
rights that will help the Portfolios mitigate their counterparty risk, the Portfolios may enter into an International Swaps
and Derivatives Association, Inc. Master Agreement (“ISDA
Master Agreement”) or similar agreement with derivative
contract counterparties. An ISDA Master Agreement is a
bilateral agreement between a Portfolio and a counterparty
that governs OTC derivatives and foreign exchange contracts
and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/
or termination event. Under an ISDA Master Agreement, each
Portfolio may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single
net payment. The provisions of the ISDA Master Agreement
typically permit a single net payment in the event of a default
(close-out netting) including the bankruptcy or insolvency
of the counterparty. Note, however, that bankruptcy and
insolvency laws of a particular jurisdiction may impose
restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the
broker or clearinghouse for exchange traded and centrally
cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the
minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency
exchange contracts, options, and swaps). For derivatives
traded under an ISDA Master Agreement, the collateral
requirements are typically calculated by netting the mark to market amount for each transaction under such agreement
and comparing that amount to the value of any collateral
currently pledged by the Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to a
Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to
mitigate counterparty risk by only entering into agreements
with counterparties that they believe have the financial
resources to honor their obligations and by monitoring the
financial stability of those counterparties.
Options
— All Portfolios, with the exception of the Money
Market Portfolio, may buy put and call options and write
put and covered call options. The Portfolios intend to use
such derivative instruments as hedges to facilitate buying
or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against
adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon
expiration or closing of the option transaction. When an
option is exercised, the proceeds upon sale for a written call

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2019
248
option or the cost of a security for purchased put and call
options is adjusted by the amount of premium received or
paid.
Buying put options tends to decrease a Portfolio’s exposure
to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the
contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control
over whether the underlying security may be bought or sold,
and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk.
Counterparty risk on purchased over-the-counter options
is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of
Assets and Liabilities.
During the period ended December 31, 2019, Aggressive
Allocation Portfolio, Balanced Income Plus Portfolio,
Diversified Income Plus Portfolio, Government Bond Portfolio,
Income Portfolio, Limited Maturity Bond Portfolio, Moderate
Allocation Portfolio, Moderately Aggressive Allocation
Portfolio, Moderately Conservative Allocation Portfolio, and
Opportunity Income Plus Portfolio used treasury options to
manage the duration of the Portfolio versus the benchmark.
Options on mortgage backed securities were used to generate
income and/or to manage the duration of the Portfolio.
Futures Contracts
— All Portfolios, with the exception of
the Money Market Portfolio, may use futures contracts to
manage the exposure to interest rate and market or currency
fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract
is opened, cash or other investments equal to the required
“initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios
may be earmarked to cover open futures contracts. A futures
contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an
unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between
the value of the contract when opened and the value of the
contract when closed. Futures contracts involve, to varying
degrees, risk of loss in excess of the variation margin
disclosed in the Statement of Assets and Liabilities. Exchange-
traded futures have no significant counterparty risk as the
exchange guarantees the contracts against default.
During the period ended December 31, 2019, Aggressive
Allocation Portfolio, Balanced Income Plus Portfolio, Diversified
Income Plus Portfolio, Government Bond Portfolio, Income
Portfolio, International Allocation Portfolio, Limited Maturity
Bond Portfolio, Moderate Allocation Portfolio, Moderately
Aggressive Allocation Portfolio, Moderately Conservative
Allocation Portfolio, Multidimensional Income Portfolio,
and Opportunity Income Plus Portfolio used treasury futures
to manage the duration and yield curve exposure of the
respective Portfolio versus its benchmark.
During the period ended December 31, 2019, Aggressive
Allocation Portfolio, Balanced Income Plus Portfolio, Diversified
Income Plus Portfolio, Global Stock Portfolio, International
Allocation Portfolio, Large Cap Index Portfolio, Low Volatility
Equity Portfolio, Mid Cap Index Portfolio, Moderate Allocation
Portfolio, Moderately Aggressive Allocation Portfolio,
Moderately Conservative Allocation Portfolio, Opportunity
Income Plus Portfolio, and Small Cap Index Portfolio used
equity futures to manage exposure to the equities market.
During the period ended December 31, 2019, Aggressive
Allocation Portfolio, Balanced Income PlusPortfolio, Diversified
Income Plus Portfolio, Global Stock Portfolio, International
Allocation Portfolio, Moderate Allocation Portfolio, Moderately
Aggressive Allocation Portfolio, and Moderately Conservative
Allocation Portfolio used foreign exchange futures to hedge
currency risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, all Portfolios, with the exception of the Money
Market Portfolio, may enter into foreign currency forward
contracts. Additionally, the Portfolios may enter into such
contracts to mitigate currency and counterparty exposure
to other foreign-currency-denominated investments. These
contracts are recorded at value and the realized- and
change in unrealized- foreign exchange gains and losses
are included in the Statement of Operations. In the event
that counterparties fail to settle these forward contracts,
the Portfolios could be exposed to foreign currency
fluctuations. Foreign currency contracts are valued daily
and unrealized appreciation or depreciation is recorded
daily as the difference between the contract exchange rate
and the closing forward rate applied to the face amount of
the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-
counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.
During the period ended December 31, 2019, Partner
Healthcare Portfolio used foreign currency forward contracts in order to hedge unwanted currency exposure.

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2019
249
During the period ended December 31, 2019, International
Allocation Portfolio used foreign currency forward contracts in order to gain active currency exposure and to hedge unwanted currency exposure.
Swap Agreements
— All Portfolios, with the exception of the
Money Market Portfolio, may enter into swap transactions,
which involve swapping one or more investment
characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions
or other costs. Swap transactions generally do not involve
delivery of securities, other underlying assets or principal.
Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the
Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets
and Liabilities. If there is a default by the counterparty, the
Portfolio may have contractual remedies pursuant to the
agreements related to the transaction. The contracts are
valued daily and unrealized appreciation or depreciation is
recorded. Swap agreements are valued at the clearinghouse
end of day prices as furnished by an independent pricing
service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining
valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation
margin in the Statement of Assets and Liabilities and
recorded as unrealized gain or loss.  The Portfolio accrues
for the periodic payment and amortizes upfront payments,
if any, on swap agreements on a daily basis with the net
amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as
a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian,
or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the
Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in
value to the Portfolio, the Portfolio receives collateral from the counterparty.  Certain interest rate and credit default
index swaps must be cleared through a clearinghouse or
central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk
of a particular issuer, basket of securities or reference entity.
In a credit default swap transaction, a buyer pays periodic
fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying
issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying
issuer or reference entity remains stable or improves while
the swap is outstanding, but the seller in a credit default
swap contract would be required to pay the amount of credit
loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
A buyer of a credit default swap is said to buy protection
whereas a seller of a credit default swap is said to sell
protection. The Portfolios may be either the protection buyer or the protection seller.
Certain Portfolios enter into credit default derivative
contracts directly through credit default swaps ("CDS") or
through credit default swap indices ("CDX Indices"). CDX
Indices are static pools of equally weighted credit default
swaps referencing corporate bonds and/or loans designed
to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk
positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or
loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money,
within any given CDX Index held, the maximum potential
amount of future payments required would be equal to the
pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future
payments would be the notional amount.
Portfolios buy default protection in order to reduce their
overall credit exposure to the corporate bond and/or loan
markets in a cost-efficient and diversified structure.  If
a default event as specified in the CDS reference entity
agreement occurs, the Portfolio has the option to receive a
cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and
failing to pay interest or principal on borrowed money or a
restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or
principal, maturity extension and subordination to other
obligations.
During the period ended December 31, 2019, High Yield
Portfolio, Income Portfolio, Moderate Allocation Portfolio,
Moderately Aggressive Allocation Portfolio, and Moderately
Conservative Allocation Portfolio used CDX indices (comprised

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2019
250
of credit default swaps) to help manage credit risk exposure within the Portfolio.
Total Return Swaps
— A total return swap is a swap agreement
between two parties to exchange the total return of a
particular reference asset. A total return swap involves
commitments to pay interest in exchange for a market
linked return based on a notional amount.  To the extent
that the total return of the security, group of securities, or index underlying the transactions exceeds or falls short of
the offsetting interest obligation, the Portfolios will receive a payment from or make a payment to the counterparty.  The
Portfolios may take a "long" or "short" position with respect to the underlying referenced asset.
    During the period ended December 31, 2019, International
Allocation Portfolio used total return swaps to achieve
exposure to foreign equity markets where liquidity and/or
access is limited.
    For financial reporting purposes, the Portfolios do not
offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets
and Liabilities.
    The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining
amount is reduced by cash and non-cash collateral received/
pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.
The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts of
Recognized Assets
Gross Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash Collateral
Received
Non-Cash
Collateral
Received Net Amount
Partner Healthcare
Exchange Contracts 98,481 – 98,481 7,093 – – 91,388
(*)
(*)
Net exchange contract amount represents the net amount receivable from the counterparty in the event of a default.

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2019
251
The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts
of Recognized
Liabilities
Gross Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Aggressive Allocation
Securities Lending 10,244,993 – 10,244,993 9,961,358 – – 283,635
(^)
Balanced Income Plus
Securities Lending 2,787,078 – 2,787,078 2,704,153 – – 82,925
(^)
Diversified Income Plus
Securities Lending 4,287,651 – 4,287,651 4,148,380 – – 139,271
(^)
Global Stock
Securities Lending 3,577,321 – 3,577,321 3,358,244 – – 219,077
(^)
High Yield
Securities Lending 16,376,731 – 16,376,731 15,737,438 – – 639,293
(^)
Income
Securities Lending 7,424,975 – 7,424,975 7,226,283 – – 198,692
(^)
International Allocation
Securities Lending 12,877,050 – 12,877,050 12,037,858 – – 839,192
(^)
Large Cap Growth
Securities Lending 3,542,000 – 3,542,000 3,503,360 – – 38,640
(^)
Large Cap Index
Securities Lending 1,403,425 – 1,403,425 1,389,135 – – 14,290
(^)
Large Cap Value
Securities Lending 8,484,779 – 8,484,779 8,228,102 – – 256,677
(^)
Limited Maturity Bond
Securities Lending 220,000 – 220,000 212,250 – – 7,750
(^)
Low Volatility Equity
Securities Lending 360,000 – 360,000 342,106 – – 17,894
(^)
Mid Cap Index
Securities Lending 9,594,570 – 9,594,570 9,315,720 – – 278,850
(^)
Mid Cap Stock
Securities Lending 55,911,080 – 55,911,080 54,960,012 – – 951,068
(^)
Moderate Allocation
Securities Lending 31,479,269 – 31,479,269 30,236,743 – – 1,242,526
(^)
Moderately Aggressive
Allocation
Securities Lending 30,576,945 – 30,576,945 29,586,734 – – 990,211
(^)
Moderately Conservative
Allocation
Securities Lending 11,360,941 – 11,360,941 10,932,716 – – 428,225
(^)
Multidimensional Income
Securities Lending 160,415 – 160,415 155,638 – – 4,777
(^)
Opportunity Income Plus
Securities Lending 369,820 – 369,820 355,246 – – 14,574
(^)
Partner Healthcare
Exchange Contracts 236,820 – 236,820 7,093 – – 229,727
(#)
Small Cap Growth
Securities Lending 1,531,605 – 1,531,605 1,034,850 – – 496,755
(^)
Small Cap Index
Securities Lending 31,813,039 – 31,813,039 29,439,235 – – 2,373,804
(^)
Small Cap Stock
Securities Lending 18,292,940 – 18,292,940 17,897,076 – – 395,864
(^)
Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^)
Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2019
252
Mortgage Dollar Roll Transactions
— Certain Portfolios enter
into dollar roll transactions on securities issued or to be
issued by the Government National Mortgage Association,
Federal National Mortgage Association and Federal Home Loan
Mortgage Corporation, in which the Portfolios sell mortgage
securities and simultaneously agree to repurchase similar
(same type and coupon) securities at a later date at an agreed upon price. The Portfolios must maintain liquid securities
having a value at least equal to the repurchase price
(including accrued interest) for such dollar rolls. In addition, the Portfolios are required to segregate collateral with the fund custodian (depending on market movements) on their
mortgage dollar rolls.  The value of the securities that the
Portfolios are required to purchase may decline below the
agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the
Portfolios forgo principal and interest paid on the mortgage securities sold. The Portfolios are compensated from
negotiated fees paid by brokers offered as an inducement
to the Portfolios to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be
renewed with a new purchase and repurchase price and a cash
settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income
from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Fund has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Portfolios.
Pursuant to the Agreement, loaned securities are typically
initially collateralized equal to at least 102% of the market value of U.S. securities and 105% of the market value of
non-U.S. securities.  Daily market fluctuations could cause
the value of loaned securities to be more or less than the
value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in Thrivent Cash Management
Trust. The Portfolios receive dividends and interest that
would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment
of cash collateral. Amounts earned on investments in
Thrivent Cash Management Trust, net of rebates, fees paid to
GSAL for services provided and any other securities lending
expenses, are included in affiliated income from securities
loaned, net on the Statement of Operations.  By investing any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower
fails to return the securities or the invested collateral has declined in value, a Portfolio could lose money.  Generally, in the event of borrower default, a Portfolio has the right to use the collateral to offset any losses incurred.  However, in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
   As of December 31, 2019, the value of securities on loan is as follows:
When-Issued and Delayed Delivery Transactions
— Each
Portfolio may purchase or sell securities on a when-issued
or delayed delivery basis. These transactions involve a
commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery
taking place beyond the customary settlement period. When
delayed delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the
purchase price. When purchasing a security on a delayed
delivery basis, a Portfolio assumes the rights and risks of
ownership of the security, including the risk of price and
yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered,
which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Portfolios
may invest in treasury inflation protected securities ("TIPS").
These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The
(#)
Net exchange contract amounts represent the net amount payable to the counterparty in the event of a default.
Portfolio Securities on Loan
Aggressive Allocation $ 9,961,358
Balanced Income Plus 2,704,153
Diversified Income Plus 4,148,380
Global Stock 3,358,244
High Yield 15,737,438
Income 7,226,283
International Allocation 12,037,858
Large Cap Growth 3,503,360
Large Cap Index 1,389,135
Large Cap Value 8,228,102
Limited Maturity Bond 212,250
Low Volatility Equity 342,106
Mid Cap Index 9,315,720
Mid Cap Stock 54,960,012
Moderate Allocation 30,236,743
Moderately Aggressive Allocation 29,586,734
Moderately Conservative Allocation 10,932,716
Multidimensional Income 155,638
Opportunity Income Plus 355,246
Small Cap Growth 1,034,850
Small Cap Index 29,439,235
Small Cap Stock 17,897,076

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2019
253
coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for
inflation. Any increase in the principal amount will be
included as taxable interest in the Statement of Operations
and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Portfolio may engage
in repurchase agreement transactions in pursuit of its
investment objective. A repurchase agreement consists
of a purchase and a simultaneous agreement to resell an
investment for later delivery at an agreed upon price and
rate of interest. The Portfolios use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the
security at the agreed upon time, a Portfolio could incur a
loss due to a drop in the value of the security during the
time it takes the Portfolio to either sell the security or
take action to enforce the original seller’s agreement to
repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of
such security might be delayed by pending legal action. The
Portfolios may only enter into repurchase agreements with
banks and other recognized financial institutions such as
broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the year ended December 31, 2019,
none of the Portfolios engaged in this type of investment.
Equity-Linked Structured Securities
— Certain Portfolios
may invest in equity-linked structured notes. Equity-linked
structured notes are debt securities which combine the
characteristics of common stock and the sale of an option.
The return component is based upon the performance of a
single equity security, a basket of equity securities, or an equity index and the sale of an option. There is no guaranteed return of principal with these securities. The appreciation
potential of these securities may be limited by a maximum
payment or call right and can be influenced by many
unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact
return. During the year ended December 31, 2019, none of
the Portfolios engaged in these types of transactions.
Stripped Securities
— Certain Portfolios may invest in
interest only and principal only stripped mortgage or
asset backed securities. These securities represent a
participation in securities that are structured in classes
with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal. Interest only securities are particularly sensitive to changes in
interest rates and therefore subject to greater fluctuation
in prices than typical interest bearing debt securities.  As interest rates rise, the value of the interest only security increases.  Similarly, as interest rates decrease, the value of the interest only security decreases.  If the underlying pool of mortgages or assets experience greater than anticipated
prepayments of principal, a Portfolio may not fully recoup
its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than
anticipated. The market value of these securities is also
highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.
Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security
represents the payment with the longest maturity, therefore
making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial
statements in conformity with GAAP requires management
to make estimates and assumptions that affect the reported
amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during
the reporting period. Actual results could differ from those estimates.
Loan Commitments
— Certain Portfolios may enter into loan
commitments, which generally have interest rates which are
reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and
secondarily the prime rate offered by one or more major
United States banks (the “Prime Rate”) and the certificate
of deposit (“CD”) rate or other base lending rates used by
commercial lenders. Loan commitments often require
prepayments from excess cash flows or allow the borrower
to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining
maturity may be considerably less than the stated maturity
shown in the Schedule of Investments.
All or a portion of these loan commitments may be
unfunded. A Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must
have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market
daily, are presented in the Schedule of Investments.  During the period ended December 31, 2019, none of the Portfolios
engaged in these types of investments.
Loss Contingencies
— Thrivent Balanced Income Plus
Portfolio (formerly known as Thrivent Balanced Portfolio)
and Thrivent Large Cap Index Portfolio are defendants in two separate adversary actions: One was filed in federal court on
November 1, 2010 by the Official Committee of Unsecured
Creditors of Tribune Company (“Tribune”) and the other was
filed in the state of Minnesota on June 2, 2011 by the successor trustees of certain series of debt securities issued by Tribune.
These actions were consolidated and moved to the United
States District Court of the Southern District of New York
as consolidated multi-district litigation. The actions seek to determine whether stock repurchases of Tribune stock in
connection with a leveraged buyout of Tribune in 2007 (the

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2019
254
“LBO Transaction”) were fraudulent transactions that can be
voided requiring repurchase payments to be returned to the
Tribune bankruptcy estate. Thrivent Balanced Income Plus
Portfolio and Thrivent Large Cap Index Portfolio tendered
Tribune stock in the LBO Transaction in exchange for
$115,600 and $219,300 respectively. The district court has
dismissed the claims, but the dismissals are on appeal. If the plaintiffs are successful with their claims, it is reasonably possible that these Portfolios would be required to return
payments in some amount. Management does not believe it is
possible at this time to predict with any reasonable certainty the amount or probability of any potential loss.
Thrivent Opportunity Income Plus Portfolio (formerly
known as Mortgage Securities Portfolio) was obligated to pay
$133,203 to Lehman Brothers and entitled to receive $71,563
from Lehman Brothers as of October 14, 2008. Because of the
collapse of Lehman Brothers, the securities and obligations
remain involved in litigation and bankruptcy proceedings. At the conclusion of legal proceedings, it is reasonably possible that Thrivent Opportunity Income Plus Portfolio could be
required to pay all or a portion of the $133,203. However, it is also reasonably possible that the Portfolio would be able to offset some of this liability with the $71,563 owed to the
Portfolio by Lehman Brothers at the time of its bankruptcy.
Management does not believe it is possible at this time to
predict with any reasonable certainty the amount or probability of any potential loss.
Litigation
— Awards from class action litigation are
recorded as a reduction of cost if the Portfolio still owns the applicable securities on the payment date.  If the Portfolio no longer owns the applicable securities, the proceeds are
recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Portfolios may invest
in bank loans, which are senior secured loans that are made
by banks or other lending institutions to companies that
are typically rated below investment grade.  A Portfolio may invest in multiple series or tranches of a bank loan, with
varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Portfolio to make additional investments.  Interest
rates of bank loan securities typically reset periodically, as the rates are tied to a reference index, such as the London
Interbank Offered Rate ("LIBOR"), plus a premium.  Income
is recorded daily on bank loan securities.  On an ongoing
basis, a Portfolio may receive a commitment fee based on
the undrawn portion of the underlying line of credit of the
bank loan.  This commitment fee is accrued as income over
the term of the bank loan.  A Portfolio may receive consent
and amendment fees for accepting an amendment to the
current terms of a bank loan.  Consent and amendment fees
are accrued as income when the changes to the bank loan
are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be
unfunded. A Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must
have funds sufficient to cover its contractual obligation.
These unfunded bank loan commitments, which are marked-
to-market daily, are presented in the Schedule of Investments.
Amortization of Offering Costs
— The offering costs referenced
in the Statement of Operations for Small Cap Growth
Portfolio are costs incurred by the Portfolio in order to
establish it for sale.  These costs generally include any legal costs associated with registering the Portfolios.  These costs are amortized over a period of 12 months from inception.
Line of Credit
— Each Portfolio (with the exception of Money
Market Portfolio) along with other funds managed by the
investment adviser or an affiliate, participate in a $100
million ($50 million committed, $50 million uncommitted)
credit facility (the "line of credit") issued by State Street
Bank and Trust Company to be utilized for temporary or
emergency purposes to fund shareholder redemptions or for
other short-term liquidity purposes.  Interest is charged to each participating Portfolio based on its borrowings at the
higher of the Federal Funds Rate or the One-Month LIBOR
rate plus 1.25%.  Each borrowing under the credit facility
matures no later than 30 calendar days after the date of the borrowing.  Each participating Portfolio pays a commitment
fee in proportion to their respective net assets.  The Portfolios had no borrowings during the period ended December 31,
2019.
Recent Accounting Pronouncements
—
Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board
(FASB) issued Accounting Standards Update (ASU) No. 2017-08
Premium Amortization on Purchased Callable Debt Securities.
ASU No. 2017-08 updates the accounting standards to shorten
the amortization period for certain purchased callable debt
securities, held at a premium, to be amortized to the earliest call date.  The update applies to securities with explicit,
noncontingent call features that are callable at fixed prices and on preset dates.  The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.  The adoption of ASU no. 2017-08
had no impact to the financial statement amounts and footnote disclosures for all Portfolios, with the exception of Thrivent
High Yield Portfolio and Thrivent Multidimensional Income
Portfolio.  For Thrivent High Yield Portfolio, a cumulative-effect adjustment as of January 1, 2019 in the amount of $344,478
was made to investments at cost and retained earnings as
of the beginning of the current fiscal year and  has been
processed in the financial statements and summary schedule
of investments.  This adjustment is approximately three
basis points of December 31, 2019 net assets.  For Thrivent
Multidimensional Income Portfolio, a cumulative-effect

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2019
255
adjustment as of January 1, 2019 in the amount of $24,454
was made to investments at cost and retained earnings as of
the beginning of the current fiscal year and has been processed in the financial statements and schedule of investments.  This adjustment is approximately nine basis points of December
31, 2019 net assets.
Fair Value Measurement (Topic 820)
In August 2018, the Financial Accounting Standards Board
(FASB) issued Accounting Standards Update (ASU) No. 2018-
13 Fair Value Measurement (Topic 820), which eliminates,
adds and modifies certain disclosure requirements for
fair value measurements.  Under the guidance, entities are
no longer required to disclose the amount of and reasons
for transfers between Level 1 and Level 2 of the fair value
hierarchy, but public companies are required to disclose (1)
the changes in unrealized gains and losses for the period
included in other comprehensive income for recurring Level 3 fair value measurements of instruments held at the end of the reporting period and (2) the range and the weighted average
used to develop significant unobservable inputs for Level 3
fair value measurements.  The ASU No. 2018-13 is effective
for annual periods, and interim periods within those annual
periods, beginning on or after December 15, 2019, with early adoption permitted.  As such management has adopted the
amendments as of the beginning of the fiscal period.  Early
adoption of this ASU did not have an impact on the Funds'
financial condition or results of operations but resulted in some modified financial statement disclosures.
Other
— For financial statement purposes, investment
security transactions are accounted for on the trade date.
Realized gains and losses from investment transactions are
determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Fund has entered into an Investment Advisory Agreement with Thrivent Financial, the Adviser.
Under the Investment Advisory Agreement, each of the Portfolios pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory
Agreement were as follows:
Portfolio (M-Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000 to
$5,000M
Over $5,000 to
$10,000M Over $10,000M
Aggressive Allocation 0.700% 0.700% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation  0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%
Portfolio (M-Millions) $0 to $50M Over $50 to $100M
 Over $100 to
$250M  Over $250M
Low Volatility Equity 0.600% 0.600% 0.500% 0.500%
Multidimensional Income 0.550% 0.550%  0.500%  0.500%
Partner Emerging Markets Equity (until 8/31/2019)  1.000% 0.950% 0.950%   0.950%
Partner Emerging Markets Equity (effective 9/1/2019)  0.950% 0.950% 0.900%  0.850%
Partner Healthcare  0.900%  0.850% 0.800%   0.750%
Portfolio (M-Millions) $0 to $250M
Over $250 to
$500M
Over $500 to
$1,000M
Over $1,000 to
$1,500M
Over $1,500M
All Cap (until 4/29/2019) 0.650% 0.650% 0.600% 0.600% 0.600%
All Cap (effective 4/30/2019) 0.550% 0.500% 0.500% 0.500% 0.500%
International Allocation (until 4/29/2019) 0.850% 0.800%  0.800%  0.775% 0.750%
International Allocation (effective 4/30/2019) 0.700% 0.650% 0.650% 0.625% 0.600%
Partner Growth Stock (until 8/31/2019)  0.650% 0.650% 0.600% 0.600% 0.600%
Partner Growth Stock (effective 9/1/2019)  0.650% 0.625% 0.600% 0.550% 0.550%
Portfolio (M - Millions)
$0 to
$50M
Over $50
to $200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$1,500M
Over
$1,500 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Balanced Income Plus
0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.475% 0.450% 0.425%
Diversified Income Plus
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2019
256
Sub-Adviser Fees
— The following subadvisory fees are
charged as part of the total investment advisory fees stated
in the table above. The subadvisory fees are borne directly
by the Adviser and do not increase the overall fees paid by
the Portfolio.
All Cap Portfolio (formerly known as Partner All Cap Portfolio)
Effective April 30, 2019, the Adviser has terminated the
subadvisory agreement with Fidelity Institutional Asset
Management, LLC (“FIAM”) for the performance of subadvisory
services. FIAM is a wholly owned subsidiary of Fidelity
Management & Research Corporation. Until April 30, 2019,
the fee payable to FIAM was equal to 0.60% of average daily
net assets for the first $100 million, 0.55% for the next $400 million, 0.50% for the next $250 million and 0.45% for assets over $750 million.
International Allocation Portfolio (formerly known as Partner
Worldwide Allocation Portfolio)
The Adviser has entered into a subadvisory agreement
with Goldman Sachs Asset Management, LP ("GSAM") for the
performance of subadvisory services.
The fee payable for GSAM for managing the international
small- and mid-cap equities portion is equal to 0.58% of the first $250 million of average daily net assets and 0.54% of
average daily net assets in excess of $250 million.  International
Allocation Fund (formerly known as Partner Worldwide
Allocation Fund, and presented under a separate shareholder
report) is included in determining breakpoints for the assets managed by GSAM.
Effective April 30, 2019, the Adviser terminated the
subadvisory agreements with Principal Global Investors,
LLC ("Principal").  Until April 30, 2019, the fee payable to
Principal was equal to 0.35% of the first $500 million of
average daily net assets managed by Principal, 0.30% of the
next $500 million and 0.25% of average daily net assets over
$1 billion. International Allocation Fund was included in
determining breakpoints for the assets managed by Principal.
Effective April 30, 2019, the Adviser terminated the
subadvisory agreements with Aberdeen Asset Managers
Limited ("Aberdeen") for management of the International
Allocation Portfolio and International Allocation Fund.  Until
April 30, 2019, the fee payable for Aberdeen was equal to 0.85%
of the first $50 million of average daily net assets managed by
Aberdeen, 0.72% of the next $50 million and 0.68% of average daily net assets over $100 million. Partner Emerging Markets
Equity Portfolio (also a series of Thrivent Series Fund, Inc.),
Partner Emerging Markets Equity Fund and International
Allocation Fund were included in determining breakpoints for the assets managed by Aberdeen.  Partner Emerging Markets
Equity Fund and International Allocation Fund are presented
under a separate shareholder report.
Effective April 30, 2019, the Adviser terminated the
subadvisory agreement with GSAM for management of the
emerging markets debt portion of International Allocation
Portfolio.  Until April 30, 2019, the fee payable to GSAM for managing the emerging markets debt portion was equal to
0.50% of the first $200 million of average daily net assets,
0.45% of the next $200 million and 0.40% of average daily net assets over $400 million.  International Allocation Fund was included in determining breakpoints for the assets managed
by GSAM.
Partner Emerging Markets Equity Portfolio
The Adviser has entered into a subadvisory agreement
with Aberdeen Asset Managers Limited (“Aberdeen”) for the
performance of subadvisory services. Effective September 1,
2019, the fee payable is equal to 0.75% of the first $100 million of average daily net assets, 0.70% of the next $150 million and
0.65% of average daily net assets over $250 million.  Prior to
Portfolio (M - Millions)
$0 to
$50M
Over $50
to $200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$1,500M
Over
$1,500 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Global Stock
0.650% 0.650% 0.650% 0.650% 0.575% 0.550% 0.475% 0.475% 0.475% 0.450% 0.425%
Government Bond
0.350% 0.350% 0.350% 0.300% 0.250% 0.250% 0.200% 0.150% 0.100% 0.100% 0.100%
High Yield
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Income
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Large Cap Growth
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Large Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Large Cap Value
0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600%
Limited Maturity Bond
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Mid Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Mid Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%
Money Market
0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350%
Opportunity Income Plus
0.500% 0.500% 0.500% 0.500% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Real Estate Securities
0.750% 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Small Cap Growth
0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%
Small Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Small Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2019
257
September 1, 2019, the fee payable was equal to 0.85% of the first $50 million of average daily net assets, 0.72% of the next
$50 million and 0.68% of average daily net assets over $100
million.  Until April 30, 2019, International Allocation Portfolio,
Partner Emerging Markets Equity Fund and International
Allocation Fund were included in determining breakpoints for
the assets managed by Aberdeen.    Effective April 30, 2019,
the Adviser terminated the subadvisory agreements with
Aberdeen for management of the International Allocation
Fund and International Allocation Portfolio.  Effective April
30, 2019 until August 9, 2019 Partner Emerging Markets
Equity Portfolio and Partner Emerging Markets Equity Fund are
included in determining breakpoints for the assets managed by
Aberdeen.  Partner Emerging Markets Equity Fund was merged
into International Allocation Fund on August 9, 2019.  Partner
Emerging Markets Equity Fund and International Allocation
Fund are presented under a separate shareholder report.
Partner Growth Stock Portfolio
The Adviser has entered into a subadvisory agreement
with T. Rowe Price Associates, Inc. for the performance of
subadvisory services. Effective September 1, 2019, the fee
payable is equal to the following based on tier level of average daily net assets:
Prior to September 1, 2019, the fee payable was 0.40% of
average daily net assets for the first $500 million and 0.35%
for assets over $500 million.
Partner Healthcare Portfolio
The Adviser has entered into a subadvisory agreement with
BlackRock Investment Management, LLC. for the performance
of subadvisory services.  The fee payable to BlackRock is equal to 0.50% of the first $50 million of average daily net assets,
0.475% of the next $200 million, 0.45% of the next $250 million and 0.425% of average daily net assets over $500 million.
Expense Reimbursements
— For the period ended December
31, 2019, contractual expense reimbursements, as a
percentage of net assets, were in effect:
For the period ended December 31, 2019, contractual
expense reimbursements to limit expenses to the following
percentages were in effect:
Expense reimbursements are accrued daily and paid by
Thrivent Financial monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup amounts reimbursed or waived in prior months within
the same fiscal year.
Each of the four Asset Allocation Portfolios paid a fee for
investment advisory services. The Adviser has contractually
agreed, for as long as the current fee structure is in place, and through at least April 30, 2020, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset
Allocation Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management
Trust.  This contractual provision may be terminated upon the mutual agreement between the independent Directors of the
Portfolios and the Adviser. For the period ended December 31,
2019, the following expense reimbursements, as a percentage
of net assets, were in effect:
 Aggressive Allocation 0.17% 4/30/2020
 Moderate Allocation 0.17% 4/30/2020
Moderately Aggressive Allocation 0.21% 4/30/2020
Moderately Conservative Allocation 0.13% 4/30/2020
Subject to certain limitations, all Portfolios in the Fund
except for Money Market Portfolio may invest cash in other
Portfolios in the Fund, Thrivent Cash Management Trust, and
Thrivent Core Funds. These related-party transactions are
subject to the same terms as non-related party transactions. To avoid duplicate investment advisory fees, Thrivent Financial reimburses an amount equal to any investment advisory fees
indirectly incurred by the asset allocation, income plus, equity and fixed income funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management
Trust. There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made related to an investment
in these funds.
Other Expenses
— The Fund has entered into an accounting
and administrative services agreement with Thrivent
Financial to provide certain accounting and administrative
personnel and services to the Portfolios. The Portfolios pay an annual fixed fee per portfolio plus a certain percentage of net assets to Thrivent Financial.  These fees are accrued daily and paid monthly.  For the year ended December 31, 2019,
Thrivent Financial received aggregate fees for accounting and administrative personnel and services of $9,328,144 from
the Fund.
Tier (M-Millions)
$0 - $100M $0 - $50M 0.500%
Over $50M - $100M 0.400%
Over $100M - $1,000M $0 - $250M 0.400%
Over $250M - $500M 0.375%
Over $500M -$1,000M 0.350%
Over $1,000M All assets 0.300%
Portfolio
Expense
Reimbursement Expiration Date
Partner Healthcare 0.05% 4/30/2020
Portfolio
Expense
Limit Expiration Date
Low Volatility Equity 0.80% 4/30/2020
Multidimensional Income 0.95% 4/30/2020
Partner Emerging Markets Equity 1.20% 4/30/2020
Small Cap Growth 0.97% 4/30/2020
Portfolio
Expense
Reimbursement Expiration Date

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2019
258
Each Director who is not affiliated with the Adviser receives an annual fee from the Fund for services as a Director and is eligible to participate in a deferred compensation plan with respect to fees received from the Portfolios. Participants in the plan may designate their deferred Director’s fees as if
invested in a Portfolio of the Fund.  Thrivent Money Market
Portfolio is not eligible for the deferred plan. The value of each Director’s deferred compensation account will increase
or decrease as if it were invested in shares of the designated
Portfolios of the Fund. Their fees as well as the change in value are included in Director’s fees in the Statement of Operations.
The deferred fees remain in the appropriate Portfolio until
distribution in accordance with the plan. The Payable for
director deferred compensation, located in the Statement of
Assets and Liabilities, is unsecured.
Those Directors not participating in the above plan
received $993,217 in fees from the Fund for the year ended
December 31, 2019. In addition, the Fund reimbursed
independent Directors for reasonable expenses incurred
in relation to attendance at the meetings and industry
conferences.
Certain officers and non-independent directors of the Fund
are officers and directors of Thrivent Financial, and prior
to June 30, 2019, were officers and directors of Thrivent
Life; however, they receive no compensation from the Fund.
Affiliated employees and board consultants are reimbursed
for reasonable expenses incurred in relation to board meeting attendance. Effective June 30, 2019, Thrivent Life has been
dissolved and the contract obligations of Thrivent Life have been assumed by Thrivent Financial.
Acquired Fund Fees and Expenses
— Some Portfolios invest
in other open-ended funds. Fees and expenses of those
underlying funds are not included in those Portfolios’ expense ratios. The Portfolios indirectly bear their proportionate
share of the annualized weighted average expense ratio of
the underlying funds in which they invest.  The Adviser has
contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment
advisory fees indirectly incurred by the Asset Allocation
Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. There
are no advisory fees for Thrivent Core Funds, and therefore
no reimbursement is made related to investments in these
funds. This contractual provision may be terminated upon
the mutual agreement between the independent Directors of
the Fund and the Adviser.
Interfund Lending
 —
The Portfolios may participate in an
interfund lending program (the "Program") pursuant to an
exemptive order issued by the SEC.  The Program permits
the Portfolios to borrow cash for temporary purposes from
Thrivent Core Short-Term Reserve Fund.  Interest is charged
to each participating Portfolio based on its borrowings
at the average of the repo rate and bank loan rate, each as
defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after
the date of the borrowing, and each borrowing must be
securitized by a pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal
value of the loan.  For the period ended December 31, 2019,
none of the Portfolios borrowed cash through the Program.
(4) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may
differ from GAAP. The differences between book-basis and
tax-basis distributable earnings are primarily attributable to timing differences in recognizing certain gains and losses on investment transactions due to derivatives, passive foreign
investment companies, partnerships, amortization of callable bonds, and losses deferred on wash sales and related party
transactions. At the end of the fiscal year, reclassifications between net asset accounts are made for differences that are permanent in nature. These permanent differences primarily
relate to the tax treatment of foreign currency, net operating losses, short-term gain distributions from underlying funds, partnerships, real estate investment trusts, and sales of
contingent debt, passive foreign investment companies, and
foreign currency-denominated debt.
On the Statement of Assets and Liabilities, as a result
of permanent book-to-tax differences, reclassification
adjustments were made as follows [Increase/(Decrease)]:
At December 31, 2019, the components of distributable
earnings on a tax basis were as follows:
Portfolio
Distributable
earnings/
(accumulated
loss) Capital Stock
Aggressive Allocation $639 $(639)
Diversified Income Plus 32 (32)
Global Stock 48 (48)
Large Cap Value 118 (118)
Moderate Allocation 1,184 (1,184)
Moderately Aggressive
Allocation 1,799 (1,799)
Moderately Conservative
Allocation 429 (429)
Multidimensional Income (422) 422
Small Cap Growth 62,489 (62,489)
Small Cap Stock 4,872 (4,872)
Portfolio
Undistributed
Ordinary Income
#
Undistributed Long-
Term Capital Gain
Aggressive Allocation $ 31,926,381 $ 87,473,131
All Cap 2,817,595 18,728,085
Balanced Income Plus 12,213,896 2,092,492
Diversified Income Plus 27,548,934 4,078,971
Global Stock 19,531,641 114,325,055

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2019
259
At December 31, 2019, the following Portfolios had
accumulated net realized capital loss carryovers as follows:
To the extent that these Portfolios realize future net
capital gains, taxable distributions will be reduced by any
unused capital loss carryovers as permitted by the Internal
Revenue Code.
During the fiscal year 2019, capital loss carryovers utilized by the Portfolios were as follows:
The tax character of distributions paid during the years ended December 31, 2019 and 2018 was as follows:
Portfolio
Undistributed
Ordinary Income
#
Undistributed Long-
Term Capital Gain
Government Bond 47,066 –
High Yield 395,962 –
Income 3,134,269 5,263,880
International Allocation 52,112,836 26,630,418
Large Cap Growth 5,369,056 98,493,157
Large Cap Index 20,075,229 2,409,630
Large Cap Value 31,063,379 33,254,592
Limited Maturity Bond 615,975 –
Low Volatility Equity 863,492 125,739
Mid Cap Index 6,237,238 12,986,537
Mid Cap Stock 9,086,184 63,714,770
Moderate Allocation 273,691,570 359,003,307
Moderately Aggressive
Allocation 153,941,476 333,040,280
Moderately Conservative
Allocation 161,274,381 122,881,644
Money Market 1,735 –
Opportunity Income Plus 41,190 –
Partner Emerging Markets
Equity 1,640,068 –
Partner Growth Stock 145,738 4,055,053
Partner Healthcare 1,323,850 1,678,078
Real Estate Securities 3,486,244 –
Small Cap Index 9,058,121 23,091,027
Small Cap Stock 15,521,825 51,920,510
#
Undistributed ordinary income includes income derived from short-
term capital gains.
Portfolio
Capital Loss
Carryover Expiration
Government Bond $ 1,359,444 Unlimited
High Yield 41,698,979 Unlimited
Limited Maturity Bond 7,364,004 Unlimited
Multidimensional Income 239,657 Unlimited
Opportunity Income Plus 3,032,975 Unlimited
Partner Emerging Markets
Equity 6,313,021 Unlimited
Real Estate Securities 856,731 Unlimited
Small Cap Growth 292,164 Unlimited
Portfolio
Capital Loss
Carryover
Government Bond $2,808,074
Income $10,666,378
Money Market
 $3,138
Partner Emerging Markets Equity $72,964
Real Estate Securities $2,045,195
Ordinary Income
(a)
Long-Term Capital Gains Return of Capital
Portfolio 12/31/2019 12/31/2018 12/31/2019 12/31/2018 12/31/2019 12/31/2018
Aggressive Allocation $ 27,213,689 $ 35,434,585 $ 90,171,380 $ 64,834,540 $ — $ —
All Cap 719,480 1,322,238 4,545,628 4,734,708 — —
Balanced Income Plus 13,578,879 12,247,025 21,437,824 2,990,999 — —
Diversified Income Plus 26,898,109 21,233,099 17,768,380 — — —
Global Stock 15,915,796 30,332,594 64,878,945 46,904,877 — —
Government Bond 3,982,398 4,492,666 — — — —
High Yield 47,788,340 48,566,489 — — — —
Income 53,164,728 56,538,992 — 9,181,332 — —
International Allocation 41,340,710 86,294,069 14,934,353 24,074,642 — —
Large Cap Growth 25,916,755 13,034,983 132,169,904 46,092,712 — —
Large Cap Index 17,196,224 16,356,951 5,904,508 4,178,218 — —
Large Cap Value 28,758,679 25,136,942 69,355,285 56,202,865 — —
Limited Maturity Bond 24,100,033 22,486,310 — — — —
Low Volatility Equity 319,607 13,477 43,158 14,697 — —
Mid Cap Index 7,812,289 6,989,727 24,814,473 16,485,837 — —
Mid Cap Stock 24,501,562 5,967,848 151,766,224 131,479,338 — —
Moderate Allocation 246,290,156 264,541,956 391,203,837 251,702,346 — —
Moderately Aggressive Allocation 148,355,923 157,940,349 312,714,560 215,726,449 — —
Moderately Conservative Allocation 130,306,729 134,999,498 108,583,192 76,961,563 — —
Money Market 3,331,983 2,323,228 — — — —
Multidimensional Income 896,606 866,251 — 58,493 90,261 34,074
Opportunity Income Plus 7,806,071 7,284,001 — — — —
Partner Emerging Markets Equity 668,906 1,179,525 — — — —
Partner Growth Stock 536,085 2,045,978 7,578,579 10,500,553 — —
Partner Healthcare 938,337 1,861,565 2,088 — — —
Real Estate Securities 4,023,223 3,745,916 — 318,016 — —
Small Cap Growth — 23,003 — — — —
Small Cap Index 9,308,930 9,990,833 39,787,911 22,284,380 — —

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2019
260
(a) Ordinary income includes income derived from short-term capital gains, if any.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the year
ended December 31, 2019, the cost of purchases and the
proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and Sales of U.S. Government Securities were:
Investments in Restricted Securities
— Certain Portfolios may
own restricted securities which were purchased in private
placement transactions without registration under the
Securities Act of 1933. Unless such securities subsequently
become registered, they generally may be resold only in
privately negotiated transactions with a limited number of
purchasers. As of December 31, 2019, the following Portfolios held restricted securities:
The Portfolios have no right to require registration of
unregistered securities.
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Portfolios are permitted to purchase or sell securities
from or to certain other Portfolios, or affiliated funds under specified conditions outlined in procedures adopted by the
Board. The procedures have been designed to ensure that any
purchase or sale of securities by a Portfolio from or to another
Portfolio or fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated
investment advisers), common directors and/or common
officers complies with Rule 17a-7 of the 1940 Act.  Further, as defined under the procedures, each transaction is executed at the current market price.
During the period ended December 31, 2019, the
following Portfolios engaged in purchase transactions
pursuant to Rule 17a-7 of the 1940 Act.
During the period ended December 31, 2019, the following
Portfolios engaged in sale transactions pursuant to Rule 17a-7 of the 1940 Act.
(7) SHARES OF BENEFICIAL INTEREST
The shares of each Portfolio have equal rights and privileges with all shares of that Portfolio. Shares in the Fund are
currently sold, without sales charges, to separate accounts
of Thrivent Financial, which are used to fund benefits of
Ordinary Income
(a)
Long-Term Capital Gains Return of Capital
Portfolio 12/31/2019 12/31/2018 12/31/2019 12/31/2018 12/31/2019 12/31/2018
Small Cap Stock 2,331,093 7,780,079 68,595,829 41,775,470 — —
In thousands
Portfolio Purchases Sales
Aggressive Allocation $ 486,279 $ 447,583
All Cap 141,806 145,304
Balanced Income Plus 210,088 192,237
Diversified Income Plus 349,449 319,139
Global Stock 716,874 823,361
Government Bond 4,080 9,996
High Yield 440,127 394,011
Income 463,631 554,422
International Allocation 1,658,025 1,845,105
Large Cap Growth 780,522 857,418
Large Cap Index 59,172 37,341
Large Cap Value 320,429 288,461
Limited Maturity Bond 364,433 397,244
Low Volatility Equity 30,383 15,641
Mid Cap Index 83,202 74,684
Mid Cap Stock 589,399 632,702
Moderate Allocation 2,384,249 2,868,094
Moderately Aggressive Allocation 1,786,394 2,062,119
Moderately Conservative Allocation 963,141 1,289,643
Multidimensional Income 17,471 13,081
Opportunity Income Plus 82,429 63,302
Partner Emerging Markets Equity 18,018 23,145
Partner Growth Stock 68,914 71,743
Partner Healthcare 100,566 95,615
Real Estate Securities 43,053 44,046
Small Cap Growth 16,138 8,343
Small Cap Index 228,239 175,125
Small Cap Stock 303,267 322,387
In thousands
Portfolio Purchases Sales
Aggressive Allocation $ 347,053 $ 322,736
Balanced Income Plus 245,604 249,910
Diversified Income Plus 840,412 812,483
Government Bond 637,403 631,164
Income 1,094,679 964,981
International Allocation 7,391 9,974
Limited Maturity Bond 576,705 506,792
Moderate Allocation 10,907,136 10,612,166
Moderately Aggressive Allocation 3,962,396 3,871,080
Moderately Conservative Allocation 7,880,659 7,653,414
Multidimensional Income 9,048 8,318
Opportunity Income Plus 320,718 303,138
Portfolio
Number of
Securities
Percent of Portfolio's
Net Assets
High Yield 2 0.27%
Portfolio Purchase Amount
Aggressive Allocation 12,767,195
Mid Cap Index 19,100,832
Small Cap Index 3,295,073
Portfolio Sales Proceeds Realized Gain/(Loss)
Aggressive Allocation 12,938,921  (1,354,909)
Mid Cap Index 7,864,912 (2,992,874)
Moderate Allocation 66,929,108 5,348,071
Moderate Aggressive
Allocation 73,801,954 2,422,645
Multidimensional Income 341,515 (161)
Small Cap Index 17,668,054 10,597,021

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2019
261
variable life insurance and variable annuity contracts issued by Thrivent Financial, separate accounts of other insurance
companies not affiliated with Thrivent Financial, and other
Portfolios. Prior to June 30, 2019, shares in the Fund were
also sold to separate accounts of Thrivent Life. Effective June
30, 2019, Thrivent Life has been dissolved and the contract
obligations of Thrivent Life have been assumed by Thrivent
Financial.
As of December 31, 2019, authorized capital stock consists
of ten billion shares as follows:
(8) SUBSEQUENT EVENTS
The Adviser of the Portfolios has evaluated the impact of
subsequent events through the date the financial statements
were issued.  Effective January 1, 2020, Thrivent Series Fund,
Inc. entered into an agreement with Thrivent Financial Investor
Services Inc. to provide transfer agency and dividend payment services necessary to the Portfolios.  Except as already
included in the Notes to Financial Statements, the Adviser has
determined that no additional items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in
cycles with periods when security prices rise and periods when security prices decline.  The value of a Portfolio's investments may move with these cycles and, in some instances, increase
or decrease more than the applicable market(s) as measured
by the Portfolio's benchmark index(es).  The securities markets may also decline because of factors that affect a particular industry.  As of December 31, 2019, the following Portfolios had portfolio concentration greater than 25% in certain market sectors.
(10) SIGNIFICANT RISKS
The following risks are presented in alphabetical order. The amount of a specific risk is dependent on each Portfolio.
Allocation Risk
— The Portfolio’s investment performance
depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories.
Some broad asset categories and sub-classes may perform
below expectations or the securities markets generally over
short and extended periods. Therefore, a principal risk of
investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the
desired results.
Business Development Company (“BDC”) Risk
— The value of
a BDC’s investments will be affected by portfolio company
specific performance as well as the overall economic
environment. Shares of BDCs may trade at prices that
reflect a premium above or a discount below the investment
company’s net asset value, which may be substantial. The
Portfolio may be exposed to greater risk and experience
higher volatility than would a portfolio that was not invested in BDCs. Additionally, most BDCs employ leverage which can
magnify the returns of underlying investments.
Closed-End Fund (“CEF”) Risk
— Investments in CEFs are
subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage
a CEF’s portfolio; fluctuation in the market value of a
CEF’s shares compared to the changes in the value of the
underlying securities that the CEF owns (i.e., trading at a
discount or premium to its net asset value); and that CEFs
are permitted to invest in a greater amount of “illiquid”
securities than typical mutual funds. The Portfolio is subject to a pro-rata share of the management fees and expenses
of each CEF in addition to the Portfolio’s management fees
and expenses, resulting in Portfolio shareholders subject to higher expenses than if they invested directly in CEFs.
Portfolio Shares Authorized Par Value
Aggressive Allocation 300,000,000 $ 0.01
All Cap 100,000,000 0.01
Balanced Income Plus 200,000,000 0.01
Diversified Income Plus 300,000,000 0.01
Global Stock 300,000,000 0.01
Government Bond 100,000,000 0.01
High Yield 500,000,000 0.01
Income 500,000,000 0.01
International Allocation 500,000,000 0.01
Large Cap Growth 200,000,000 0.01
Large Cap Index 100,000,000 0.01
Large Cap Value 300,000,000 0.01
Limited Maturity Bond 300,000,000 0.01
Low Volatility Equity 100,000,000 0.01
Mid Cap Index 100,000,000 0.01
Mid Cap Stock 300,000,000 0.01
Moderate Allocation 1,700,000,000 0.01
Moderately Aggressive Allocation 1,100,000,000 0.01
Moderately Conservative Allocation 1,000,000,000 0.01
Money Market 1,000,000,000 0.01
Multidimensional Income 100,000,000 0.01
Opportunity Income Plus 100,000,000 0.01
Partner Emerging Markets Equity 100,000,000 0.01
Partner Growth Stock 100,000,000 0.01
Partner Healthcare 100,000,000 0.01
Real Estate Securities 100,000,000 0.01
Small Cap Growth 100,000,000 0.01
Small Cap Index 100,000,000 0.01
Small Cap Stock 200,000,000 0.01
Portfolio Sector
% Total
Net
Assets
Government Bond U.S. Govt. Agencies 41.2%
Government Bond Mortgage-Backed 25.3%
Large Cap Growth Information Technology 37.8%
Multidimensional Income
Unaffiliated Registered
Investment Companies
32.8%
Partner Emerging Markets Financials 29.8%
Partner Growth Stock Information Technology 34.8%
Partner Healthcare Health Care Equipment 29.3%
Small Cap Growth Information Technology 28.5%

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2019
262
Collateralized Debt Obligations Risk
— The risks of an
investment in a collateralized debt obligation (“CDO”)
depend largely on the quality and type of the collateral
and the tranche of the CDO in which the Portfolio invests.
In addition to the typical risks associated with fixed
income securities and asset-backed securities, CDOs
carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/
or be downgraded; (iii) the Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the
structure and complexity of the transaction and the legal
documents could lead to disputes among investors regarding
the characterization of proceeds; (v) the investment return
achieved by the Portfolio could be significantly different
than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of
forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may
perform poorly.
Convertible Securities Risk
— Convertible securities are
subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into
which they convert, and are thus subject to market risk. The
Portfolio may also be forced to convert a convertible security at an inopportune time, which may decrease the Portfolio’s
return.
Credit Risk
— Credit risk is the risk that an issuer of a debt
security to which the Portfolio is exposed may no longer be
able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.
Derivatives Risk
— The use of derivatives (such as credit
default swaps) involves additional risks and transaction
costs which could leave the Portfolio in a worse position than if it had not used these instruments. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives
can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which
is that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.
Emerging Markets Risk
— The economic and political
structures of developing countries, in most cases, do not
compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be
negatively affected by portfolio exposure to countries and
corporations domiciled in or with revenue exposures to
countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political
upheaval, or interventionist government policies. Significant buying or selling actions by a few major investors may also
heighten the volatility of emerging markets. These factors
make investing in emerging market countries significantly
riskier than in other countries, and events in any one country could cause the Portfolio’s share price to decline.
Equity Security Risk
— Equity securities held by the Portfolio
may decline significantly in price over short or extended
periods of time, and such declines may occur because
of declines in the equity market as a whole, or because of
declines in only a particular country, company, industry, or sector of the market. From time to time, the Portfolio may
invest a significant portion of its assets in companies in one or more related sectors or industries which would make the
Portfolio more vulnerable to adverse developments affecting
such sectors or industries. Equity securities are generally
more volatile than most debt securities.
ETF Risk
— An ETF is subject to the risks of the underlying
investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance
of such index (commonly known as tracking error). ETFs are
subject to fees and expenses (like management fees and
operating expenses) that do not apply to an index, and the
Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.
Financial Sector Risk
— To the extent that the financials
sector continues to represent a significant portion of the
Portfolio, the Portfolio will be sensitive to changes in, and its performance may depend to a greater extent on, factors
impacting this sector. Performance of companies in the
financials sector may be adversely impacted by many factors, including, among others, government regulations, economic
conditions, credit rating downgrades, changes in interest
rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future
regulation of any individual financial company or recent or
future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology
malfunctions and failures have become increasingly frequent
in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency
may decline against the U.S. dollar, which would reduce the
dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can
be significant, unpredictable, and long lasting, depending
on the currencies represented, how each one appreciates
or depreciates in relation to the U.S. dollar, and whether
currency positions are hedged. Under normal conditions,

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2019
263
the Portfolio does not engage in extensive foreign currency
hedging programs. Further, exchange rate movements
are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally
carry more risk and are more volatile than their domestic
counterparts, in part because of higher political and
economic risks, lack of reliable information and fluctuations in currency exchange rates. The Portfolio’s investment in
any country could be subject to governmental actions such
as capital or currency controls, nationalizing a company or
industry, expropriating assets, or imposing punitive taxes
that would have an adverse effect on security prices, and
impair the Portfolio’s ability to repatriate capital or income.
Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign
securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation
may be diluted by adverse changes in exchange rates when
the security’s value is converted to U.S. dollars. Foreign
withholding taxes also may apply and errors and delays may
occur in the settlement process for foreign securities.
Futures Contract Risk
— The value of a futures contract
tends to increase and decrease in tandem with the value
of the underlying instrument. The price of futures can be
highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the
futures contract may not accurately track the value of the
underlying instrument.
Government Securities Risk
— The Portfolio invests in
securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Federal Home Loan
Bank, Ginnie Mae, Fannie Mae or Freddie Mac securities).
Securities issued or guaranteed by Federal Home Loan
Banks, Ginnie Mae, Fannie Mae or Freddie Mac are not issued
directly by the U.S. government. Ginnie Mae is a wholly
owned U.S. corporation that is authorized to guarantee,
with the full faith and credit of the U.S. government, the
timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks,
Fannie Mae and Freddie Mac are not backed by the full faith
and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to
its agencies and instrumentalities if not required to do so
by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S.
government.
Growth Investing Risk
— Growth style investing includes the
risk of investing in securities whose prices historically have been more volatile than other securities, especially over
the short term. Growth stock prices reflect projections of
future earnings or revenues and, if a company’s earnings or
revenues fall short of expectations, its stock price may fall dramatically.
Healthcare Industry Risk
— As a sector fund that invests
primarily in the healthcare industry, the Portfolio is subject to the risk that the companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting
their market segment. Due to the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete
or have relatively short product cycles. There is also the risk that the products and services offered by these companies
will not meet expectations or even reach the marketplace.
High Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Portfolio is exposed are
considered predominantly speculative with respect to the
issuer’s continuing ability to make principal and interest
payments. If the issuer of the security is in default with
respect to interest or principal payments, the value of the
Portfolio may be negatively affected. High yield securities
generally have a less liquid resale market.
Inflation-Linked Security Risk
— Inflation-linked debt
securities, such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation
(real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable
and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an
inflation-linked debt security will be considered taxable
ordinary income, even though the Portfolio will not receive
the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Portfolio’s investments in inflation-
linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for All Urban Consumers
(CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the
interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the
interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices
of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a
bond or bond fund to changes in interest rates) or maturities

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2019
264
(i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes by the Federal Reserve to monetary
policies could affect interest rates and the value of some
securities.
Investment Adviser Risk
— The Portfolio is actively managed and
the success of its investment strategy depends significantly on the skills of the adviser in assessing the potential of the investments in which the Portfolio invests. This assessment
of investments may prove incorrect, resulting in losses or
poor performance, even in rising markets.
Investment in Other Investment Companies Risk
— Investing
in other investment companies, including CEFs and BDCs,
could result in the duplication of certain fees, including
management and administrative fees, and may expose the
Portfolio to the risks of owning the underlying investments
that the other investment company holds.
Issuer Risk
— Issuer risk is the possibility that factors specific
to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the
value of the Portfolio.
Large Cap Risk
— Large-sized companies may be unable
to respond quickly to new competitive challenges such as
changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Leveraged Loan Risk
— Leveraged loans (also known as bank
loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower,
are subject to the risk that a court could subordinate such
loans to presently existing or future indebtedness or take
other action detrimental to the holders of leveraged loans.
Leveraged loans are also subject to the risk that the value
of the collateral, if any, securing a loan may decline, be
insufficient to meet the obligations of the borrower, or be
difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below
investment-grade leveraged loans are typically more credit
sensitive. In the event of fraud or misrepresentation, the
Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of
“securities.” The settlement period for some leveraged loans may be more than seven days.
Liquidity Risk
— Liquidity is the ability to sell a security
relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds
are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price
volatility in the fixed income markets, particularly during
periods of economic or market stress. As a result of this
decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have
a negative effect on performance.
Master Limited Partnership (“MLP”) Risk
— An investment
in an MLP exposes the Portfolio to the legal and tax risks
associated with investing in partnerships. MLPs may have
limited financial resources, their securities may be relatively illiquid, and they may be subject to more erratic price
movements because of the underlying assets they hold. Due
to the tax requirements for MLPs, the income of many MLPs
comes from energy infrastructure. Risks inherent in the
energy infrastructure business include: sustained declines
in demand for crude oil, natural gas and refined petroleum
products, construction risk, changes in the regulatory
environment or other regulatory exposure, weather risk,
risks associated with terrorist activity and interest rate risk.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity
than larger, more-established companies. These companies
tend to have smaller revenues, narrower product lines, less
management depth and experience, smaller shares of their
product or service markets, fewer financial resources, and
less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Portfolio. Although the Portfolio seeks to preserve
the value of your investment at $1.00 per share, it cannot
guarantee it will do so. An investment in the Portfolio is
not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The Portfolio’s
sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.
Mortgage-Backed and Other Asset-Backed Securities Risk
—
The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities
may decline in value, face valuation difficulties, become
more volatile and/or become illiquid. In addition, both
mortgage-backed and asset-backed securities are sensitive
to changes in the repayment patterns of the underlying
security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed
or mortgage-backed security anticipates, the price of the
security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2019
265
security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.
Multi-Manager Risk
— The investment styles employed by
the subadvisers may not be complementary. The interplay
of the various strategies employed by the subadvisers may
result in the Portfolio indirectly holding positions in certain types of securities, industries or sectors. These positions
may be detrimental to a Portfolio’s performance depending
upon the performance of those securities and the overall
economic environment. The multi-manager approach could
result in a high level of portfolio turnover, resulting in
higher brokerage expenses and increased tax liability from
a Portfolio's realization of capital gains. It is also possible that one subadviser could be selling a particular security or security from a certain country while another subadviser
could be purchasing the same security or a security from
that same country.
Non-Diversified Risk
— The Portfolio is not “diversified” within
the meaning of the 1940 Act. That means the Portfolio may
invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified
portfolio to the risk that events or developments affecting
a particular issuer or industry will significantly affect the
Portfolio’s performance.
Other Funds Risk
— The performance of the Portfolio is
dependent, in part, upon the performance of other funds
managed by the Adviser or an affiliate (“Other Funds”) in
which the Portfolio may invest. As a result, the Portfolio is subject to the same risks as those faced by the Other Funds.
Portfolio Turnover Rate Risk
— The Portfolio may engage
in active and frequent trading of portfolio securities in
implementing its principal investment strategies. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which are borne by the Portfolio and its
shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional
risks associated with investing in preferred securities,
including, but not limited to, preferred securities may
include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments
in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore
will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially
less liquid than many other securities, such as common
stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in
arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors
to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities
prior to a specified date.
Quantitative Investing Risk
— The risk that securities selected
according to a quantitative analysis methodology can
perform differently from the market as a whole based on the
model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends.
Such models are based on assumptions of these and other
market factors, and the models may not take into account
certain factors, or perform as intended, and may result in a decline in the value of the Portfolio’s portfolio.
Real Estate Industry Risk
— To the extent the Portfolio allocates
assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can
have a significant negative effect on companies in the real
estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased
competition, overbuilding and changes in zoning law and
government regulations.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage
REITs, and hybrid REITs (which combine the characteristics
of equity REITs and mortgage REITs). Equity REITs will be
affected by changes in the values of, and income from, the
properties they own, while mortgage REITs may be affected
by the credit quality of the mortgage loans they hold. All
REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate
securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may
affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may
have limited diversification and are subject to the risks
associated with obtaining financing for real property. As
with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at
the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal
Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly
through the Portfolio, in addition to bearing a proportionate

Thrivent Series Fund, Inc.
Notes to Financial Statements
December 31, 2019
266
share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio
invests.
Redemption Risk
— The Portfolio may need to sell portfolio
securities to meet redemption requests. The Portfolio could
experience a loss when selling portfolio securities to meet
redemption requests if there is (i) significant redemption
activity by shareholders, including, for example, when a
single investor or few large investors make a significant
redemption of Portfolio shares, (ii) a disruption in the
normal operation of the markets in which the Portfolio
buys and sells portfolio securities or (iii) the inability of the
Portfolio to sell portfolio securities because such securities are illiquid. In such events, the Portfolio could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Although the Portfolio generally does not have the ability to impose liquidity fees or temporarily suspend redemptions,
the payment of redemption proceeds could be delayed or
denied if the Portfolio is liquidated, to the extent permitted by applicable regulations.
Small Cap Risk
— Smaller, less seasoned companies often
have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These
companies tend to have small revenues, narrower product
lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such
companies seldom pay significant dividends that could
soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued
or guaranteed by foreign governmental entities. These
investments are subject to the risk that a governmental
entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow
problems, insufficient foreign currency reserves, political
considerations, the relative size of the governmental
entity’s debt position in relation to the economy or the
failure to put in place economic reforms required by the
International Monetary Fund or other multilateral agencies.
If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not
pay nor are there bankruptcy proceedings through which all
or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk
— Common stocks of
companies that rely extensively on technology, science or
communications in their product development or operations
may be more volatile than the overall stock market and may
or may not move in tandem with the overall stock market.
Technology, science and communications are rapidly
changing fields, and stocks of these companies, especially
of smaller or unseasoned companies, may be subject to more
abrupt or erratic market movements than the stock market
in general. There are significant competitive pressures
among technology-oriented companies and the products or
operations of such companies may become obsolete quickly.
In addition, these companies may have limited product lines, markets or financial resources and the management of such
companies may be more dependent upon one or a few key
people.
Value Investing Risk
— Value style investing includes the
risk that stocks of undervalued companies may not rise as
quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Series Fund, Inc.
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.
268
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net Investment
Income
Net Realized Gain
on Investments
AGGRESSIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2019 $ 15.18 $ 0.19 $ 3.53 $ 3.72 $ (0.23) $ (1.18)
Year Ended 12/31/2018 17.51 0.18 (1.19) (1.01) (0.12) (1.20)
Year Ended 12/31/2017 14.58 0.11 3.02 3.13 (0.12) (0.08)
Year Ended 12/31/2016 14.19 0.12 1.19 1.31 (0.14) (0.78)
Year Ended 12/31/2015 15.44 0.10 (0.13) (0.03) (0.16) (1.06)
ALL CAP PORTFOLIO
Year Ended 12/31/2019 13.24 0.13 3.81 3.94 (0.10) (0.63)
Year Ended 12/31/2018 15.54 0.10 (1.54) (1.44) (0.08) (0.78)
Year Ended 12/31/2017 12.99 0.08 2.54 2.62 (0.07) –
Year Ended 12/31/2016 12.94 0.07 0.61 0.68 (0.04) (0.59)
Year Ended 12/31/2015 14.18 0.04 0.33 0.37 (0.05) (1.56)
BALANCED INCOME PLUS PORTFOLIO
Year Ended 12/31/2019 14.07 0.40 1.93 2.33 (0.45) (0.84)
Year Ended 12/31/2018 15.37 0.43 (1.15) (0.72) (0.38) (0.20)
Year Ended 12/31/2017 14.09 0.37 1.26 1.63 (0.35) –
Year Ended 12/31/2016 14.03 0.37 0.57 0.94 (0.37) (0.51)
Year Ended 12/31/2015 14.87 0.38 (0.38) 0.00 (0.32) (0.52)
DIVERSIFIED INCOME PLUS PORTFOLIO
Year Ended 12/31/2019 7.76 0.26 0.79 1.05 (0.30) (0.20)
Year Ended 12/31/2018 8.23 0.28 (0.50) (0.22) (0.25) –
Year Ended 12/31/2017 7.76 0.24 0.48 0.72 (0.25) –
Year Ended 12/31/2016 7.53 0.25 0.27 0.52 (0.27) (0.02)
Year Ended 12/31/2015 7.94 0.25 (0.24) 0.01 (0.26) (0.16)
GLOBAL STOCK PORTFOLIO
Year Ended 12/31/2019 12.26 0.22 2.51 2.73 (0.20) (0.81)
Year Ended 12/31/2018 14.37 0.21 (1.29) (1.08) (0.18) (0.85)
Year Ended 12/31/2017 12.10 0.17 2.35 2.52 (0.17) (0.08)
Year Ended 12/31/2016 11.63 0.16 0.46 0.62 (0.15) –
Year Ended 12/31/2015 12.33 0.15 0.25 0.40 (0.15) (0.95)
GOVERNMENT BOND PORTFOLIO
Year Ended 12/31/2019 10.71 0.24 0.38 0.62 (0.24) –
Year Ended 12/31/2018 10.95 0.26 (0.24) 0.02 (0.26) –
Year Ended 12/31/2017 10.85 0.22 0.10 0.32 (0.22) –
Year Ended 12/31/2016 10.89 0.19 (0.02) 0.17 (0.19) (0.02)
Year Ended 12/31/2015 11.00 0.20 (0.11) 0.09 (0.20) –
HIGH YIELD PORTFOLIO
Year Ended 12/31/2019 4.43 0.26 0.36 0.62 (0.26) –
Year Ended 12/31/2018 4.86 0.27 (0.43) (0.16) (0.27) –
Year Ended 12/31/2017 4.77 0.27 0.08 0.35 (0.26) –
Year Ended 12/31/2016 4.48 0.26 0.29 0.55 (0.26) –
Year Ended 12/31/2015 4.87 0.28 (0.39) (0.11) (0.28) –
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
*
All per share amounts have been rounded to the nearest cent.
**
***
Computed on an annualized basis for periods less than one year.
Total return reflects increase from payments to affiliates. Excluding this reimbursement, total return would have been 21.05%.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
269
RATIOS/SUPPLEMENTAL DATA
Ratio to Average Net
Assets**
Ratio to Average Net Assets
Before Expenses Waived,
Credited or Acquired Fund
Fees and Expenses**
Total
Distributions
Net Asset Value, End
of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover Rate
$ (1.41) $ 17.49 25.34% $ 1,553.6 0.57% 1.18% 0.74% 1.01% 60%
(1.32) 15.18 (6.46)% 1,258.3 0.55% 1.09% 0.74% 0.90% 58%
(0.20) 17.51 21.51% 1,312.5 0.58% 0.69% 0.79% 0.48% 63%
(0.92) 14.58 10.11% 1,063.4 0.58% 0.89% 0.79% 0.68% 65%
(1.22) 14.19 (0.45)% 967.6 0.57% 0.73% 0.64% 0.65% 60%
(0.73) 16.45 30.27% 120.7 0.74% 0.81% 0.74% 0.81% 128%
(0.86) 13.24 (9.89)% 96.9 0.79% 0.67% 0.79% 0.67% 53%
(0.07) 15.54 20.24% 111.4 0.81% 0.57% 0.81% 0.57% 51%
(0.63) 12.99 5.77% 94.9 0.87% 0.60% 1.14% 0.33% 64%
(1.61) 12.94 2.26% 86.2 0.92% 0.36% 1.16% 0.12% 72%
(1.29) 15.11 17.11% 445.2 0.64% 2.77% 0.64% 2.77% 109%
(0.58) 14.07 (4.87)% 385.9 0.64% 2.89% 0.64% 2.89% 147%
(0.35) 15.37 11.67% 402.0 0.65% 2.60% 0.65% 2.60% 151%
(0.88) 14.09 7.06% 355.4 0.66% 2.86% 0.66% 2.86% 140%
(0.84) 14.03 (0.14)% 313.1 0.66% 2.77% 0.66% 2.77% 147%
(0.50) 8.31 13.73% 819.3 0.46% 3.41% 0.46% 3.41% 157%
(0.25) 7.76 (2.70)% 686.2 0.46% 3.60% 0.46% 3.60% 155%
(0.25) 8.23 9.35% 676.7 0.47% 3.29% 0.47% 3.29% 146%
(0.29) 7.76 7.08% 562.8 0.48% 3.61% 0.48% 3.61% 103%
(0.42) 7.53 0.08% 479.6 0.49% 3.65% 0.49% 3.65% 113%
(1.01) 13.98 22.95% 1,183.2 0.64% 1.65% 0.64% 1.65% 76%
(1.03) 12.26 (8.33)% 983.5 0.64% 1.51% 0.64% 1.51% 55%
(0.25) 14.37 21.15%
***
1,085.2 0.66% 1.31% 0.66% 1.31% 59%
(0.15) 12.10 5.42% 905.4 0.67% 1.41% 0.67% 1.41% 66%
(1.10) 11.63 3.11% 878.9 0.67% 1.26% 0.67% 1.26% 57%
(0.24) 11.09 5.86% 183.1 0.46% 2.18% 0.46% 2.18% 354%
(0.26) 10.71 0.18% 179.6 0.45% 2.41% 0.45% 2.41% 388%
(0.22) 10.95 2.96% 199.4 0.45% 2.01% 0.45% 2.01% 422%
(0.21) 10.85 1.49% 194.9 0.46% 1.69% 0.46% 1.69% 349%
(0.20) 10.89 0.80% 157.3 0.47% 1.78% 0.47% 1.78% 372%
(0.26) 4.79 14.34% 890.1 0.44% 5.54% 0.44% 5.54% 48%
(0.27) 4.43 (3.39)% 796.3 0.44% 5.77% 0.44% 5.77% 36%
(0.26) 4.86 7.55% 849.3 0.45% 5.54% 0.45% 5.54% 50%
(0.26) 4.77 12.78% 791.1 0.45% 5.65% 0.45% 5.65% 38%
(0.28) 4.48 (2.69)% 712.1 0.45% 5.73% 0.45% 5.73% 38%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
270
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net Investment
Income
Net Realized Gain
on Investments
INCOME PORTFOLIO
Year Ended 12/31/2019 $ 9.65 $ 0.35 $ 0.95 $ 1.30 $ (0.35) $ –
Year Ended 12/31/2018 10.33 0.36 (0.60) (0.24) (0.36) (0.08)
Year Ended 12/31/2017 10.07 0.34 0.28 0.62 (0.34) (0.02)
Year Ended 12/31/2016 9.83 0.35 0.25 0.60 (0.35) (0.01)
Year Ended 12/31/2015 10.50 0.38 (0.44) (0.06) (0.38) (0.23)
INTERNATIONAL ALLOCATION PORTFOLIO
Year Ended 12/31/2019 8.79 0.23 1.55 1.78 (0.23) (0.08)
Year Ended 12/31/2018 11.02 0.25 (1.88) (1.63) (0.29) (0.31)
Year Ended 12/31/2017 9.09 0.23 1.92 2.15 (0.22) –
Year Ended 12/31/2016 9.00 0.21 0.08 0.29 (0.20) –
Year Ended 12/31/2015 9.30 0.19 (0.25) (0.06) (0.24) –
LARGE CAP GROWTH PORTFOLIO
Year Ended 12/31/2019 34.75 0.15 10.75 10.90 0.00 (4.73)
Year Ended 12/31/2018 35.51 0.15 0.89 1.04 (0.15) (1.65)
Year Ended 12/31/2017 27.65 0.13 7.86 7.99 (0.12) (0.01)
Year Ended 12/31/2016 30.90 0.16 (0.80) (0.64) (0.15) (2.46)
Year Ended 12/31/2015 28.08 0.12 2.83 2.95 (0.13) –
LARGE CAP INDEX PORTFOLIO
Year Ended 12/31/2019 34.52 0.71 9.94 10.65 (0.63) (0.22)
Year Ended 12/31/2018 36.96 0.63 (2.28) (1.65) (0.55) (0.24)
Year Ended 12/31/2017 31.04 0.53 6.06 6.59 (0.46) (0.21)
Year Ended 12/31/2016 28.54 0.47 2.78 3.25 (0.56) (0.19)
Year Ended 12/31/2015 28.75 0.57
***
(0.25) 0.32 (0.39) (0.14)
LARGE CAP VALUE PORTFOLIO
Year Ended 12/31/2019 16.42 0.34 3.56 3.90 (0.29) (0.84)
Year Ended 12/31/2018 18.97 0.30 (1.87) (1.57) (0.25) (0.73)
Year Ended 12/31/2017 16.84 0.27 2.61 2.88 (0.25) (0.50)
Year Ended 12/31/2016 15.52 0.25 2.25 2.50 (0.22) (0.96)
Year Ended 12/31/2015 16.79 0.23 (0.79) (0.56) (0.22) (0.49)
LIMITED MATURITY BOND PORTFOLIO
Year Ended 12/31/2019 9.72 0.26 0.20 0.46 (0.26) –
Year Ended 12/31/2018 9.87 0.24 (0.15) 0.09 (0.24) –
Year Ended 12/31/2017 9.81 0.19 0.06 0.25 (0.19) –
Year Ended 12/31/2016 9.72 0.19 0.09 0.28 (0.19) –
Year Ended 12/31/2015 9.81 0.17 (0.10) 0.07 (0.16) –
LOW VOLATILITY EQUITY PORTFOLIO
Year Ended 12/31/2019 10.56 0.15 2.28 2.43 (0.13) (0.02)
Year Ended 12/31/2018 10.89 0.15 (0.46) (0.31) 0.00 (0.02)
Year Ended 12/31/2017
(c)
10.00 0.07 0.94 1.01 (0.07) (0.05)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Since inception, April 28, 2017.
*
All per share amounts have been rounded to the nearest cent.
**
***
Computed on an annualized basis for periods less than one year.
Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.07 per share.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
271
RATIOS/SUPPLEMENTAL DATA
Ratio to Average Net
Assets**
Ratio to Average Net Assets
Before Expenses Waived,
Credited or Acquired Fund
Fees and Expenses**
Total
Distributions
Net Asset Value, End
of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover Rate
$ (0.35) $ 10.60 13.60% $ 1,665.8 0.43% 3.36% 0.43% 3.36% 101%
(0.44) 9.65 (2.33)% 1,460.4 0.44% 3.66% 0.44% 3.66% 108%
(0.36) 10.33 6.29% 1,519.7 0.44% 3.34% 0.44% 3.34% 105%
(0.36) 10.07 6.09% 1,427.4 0.44% 3.44% 0.44% 3.44% 109%
(0.61) 9.83 (0.68)% 1,336.0 0.44% 3.69% 0.44% 3.69% 92%
(0.31) 10.26 20.48% 1,922.2 0.77% 2.40% 0.77% 2.40% 106%
(0.60) 8.79 (15.39)% 1,622.7 0.86% 2.35% 0.86% 2.35% 75%
(0.22) 11.02 23.84% 2,066.3 0.87% 2.24% 0.91% 2.20% 88%
(0.20) 9.09 3.35% 1,654.7 0.92% 2.40% 0.92% 2.40% 114%
(0.24) 9.00 (0.78)% 1,605.6 0.92% 2.06% 0.92% 2.06% 76%
(4.73) 40.92 32.90% 1,486.4 0.44% 0.39% 0.44% 0.39% 58%
(1.80) 34.75 2.51% 1,181.8 0.43% 0.38% 0.43% 0.38% 65%
(0.13) 35.51 28.93% 1,195.6 0.44% 0.38% 0.44% 0.38% 59%
(2.61) 27.65 (1.48)% 1,003.1 0.44% 0.55% 0.44% 0.55% 68%
(0.13) 30.90 10.48% 1,109.7 0.44% 0.41% 0.44% 0.41% 68%
(0.85) 44.32 31.15% 1,227.3 0.24% 1.80% 0.24% 1.80% 3%
(0.79) 34.52 (4.61)% 931.4 0.24% 1.73% 0.24% 1.73% 4%
(0.67) 36.96 21.46% 944.6 0.25% 1.79% 0.25% 1.79% 3%
(0.75) 31.04 11.68% 691.3 0.25% 1.96% 0.25% 1.96% 3%
(0.53) 28.54 1.12% 521.2 0.26% 2.26% 0.26% 2.26% 3%
(1.13) 19.19 24.39% 1,767.4 0.63% 1.93% 0.63% 1.93% 18%
(0.98) 16.42 (8.69)% 1,427.2 0.63% 1.61% 0.63% 1.61% 23%
(0.75) 18.97 17.65% 1,572.7 0.64% 1.53% 0.64% 1.53% 18%
(1.18) 16.84 17.44% 1,348.8 0.64% 1.70% 0.64% 1.70% 22%
(0.71) 15.52 (3.53)% 1,147.0 0.64% 1.44% 0.64% 1.44% 34%
(0.26) 9.92 4.75% 949.2 0.44% 2.60% 0.44% 2.60% 101%
(0.24) 9.72 1.02% 901.2 0.44% 2.45% 0.44% 2.45% 66%
(0.19) 9.87 2.62% 905.9 0.45% 1.94% 0.45% 1.94% 64%
(0.19) 9.81 2.84% 884.1 0.45% 1.94% 0.45% 1.94% 59%
(0.16) 9.72 0.73% 823.9 0.44% 1.67% 0.44% 1.67% 73%
(0.15) 12.84 23.13% 43.1 0.80% 1.93% 1.16% 1.57% 53%
(0.02) 10.56 (2.90)% 21.9 0.80% 1.76% 1.48% 1.08% 52%
(0.12) 10.89 10.10% 10.4 0.80% 1.44% 3.20% (0.96)% 35%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
272
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net Investment
Income
Net Realized Gain
on Investments
MID CAP INDEX PORTFOLIO
Year Ended 12/31/2019 $ 15.92 $ 0.23 $ 3.76 $ 3.99 $ (0.22) $ (1.12)
Year Ended 12/31/2018 18.99 0.22 (2.20) (1.98) (0.20) (0.89)
Year Ended 12/31/2017 17.07 0.18 2.47 2.65 (0.16) (0.57)
Year Ended 12/31/2016 15.12 0.16 2.77 2.93 (0.14) (0.84)
Year Ended 12/31/2015 16.35 0.15 (0.51) (0.36) (0.12) (0.75)
MID CAP STOCK PORTFOLIO
Year Ended 12/31/2019 17.12 0.09 4.20 4.29 (0.12) (1.83)
Year Ended 12/31/2018 20.82 0.12 (2.18) (2.06) (0.07) (1.57)
Year Ended 12/31/2017 19.08 0.07 3.36 3.43 (0.07) (1.62)
Year Ended 12/31/2016 16.73 0.07 4.23 4.30 (0.07) (1.88)
Year Ended 12/31/2015 18.86 0.09 (0.06) 0.03 (0.11) (2.05)
MODERATE ALLOCATION PORTFOLIO
Year Ended 12/31/2019 13.66 0.30 2.20 2.50 (0.35) (0.61)
Year Ended 12/31/2018 15.07 0.31 (0.94) (0.63) (0.26) (0.52)
Year Ended 12/31/2017 13.64 0.25 1.50 1.75 (0.24) (0.08)
Year Ended 12/31/2016 13.09 0.24 0.88 1.12 (0.23) (0.34)
Year Ended 12/31/2015 13.90 0.21 (0.26) (0.05) (0.21) (0.55)
MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2019 14.50 0.25 2.88 3.13 (0.30) (0.88)
Year Ended 12/31/2018 16.40 0.25 (1.15) (0.90) (0.21) (0.79)
Year Ended 12/31/2017 14.32 0.20 2.18 2.38 (0.19) (0.11)
Year Ended 12/31/2016 13.77 0.19 1.14 1.33 (0.20) (0.58)
Year Ended 12/31/2015 14.72 0.17 (0.26) (0.09) (0.19) (0.67)
MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2019 12.62 0.32 1.56 1.88 (0.35) (0.29)
Year Ended 12/31/2018 13.62 0.33 (0.76) (0.43) (0.28) (0.29)
Year Ended 12/31/2017 12.78 0.27 0.93 1.20 (0.24) (0.12)
Year Ended 12/31/2016 12.27 0.24 0.63 0.87 (0.22) (0.14)
Year Ended 12/31/2015 12.89 0.20 (0.24) (0.04) (0.23) (0.35)
MONEY MARKET PORTFOLIO
Year Ended 12/31/2019 1.00 0.02 0.00 0.02 (0.02) –
Year Ended 12/31/2018 1.00 0.01 0.00 0.01 (0.01) –
Year Ended 12/31/2017 1.00 0.01 0.00 0.01 (0.01) –
Year Ended 12/31/2016 1.00 0.00 0.00 0.00 – –
Year Ended 12/31/2015 1.00 0.00 0.00 0.00 – –
MULTIDIMENSIONAL INCOME PORTFOLIO
Year Ended 12/31/2019 9.03 0.35 1.02 1.37 (0.36) –
Year Ended 12/31/2018 10.08 0.44 (0.98) (0.54) (0.46) (0.03)
Year Ended 12/31/2017
(c)
10.00 0.25 0.10 0.35 (0.25) (0.01)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Since inception, April 28, 2017.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
273
RATIOS/SUPPLEMENTAL DATA
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Return of
Capital
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ – $ (1.34) $ 18.57 25.86% $ 494.6 0.26% 1.38% 0.26% 1.38% 17%
– (1.09) 15.92 (11.28)% 379.4 0.26% 1.29% 0.26% 1.29% 19%
– (0.73) 18.99 15.98% 395.2 0.27% 1.23% 0.27% 1.23% 18%
– (0.98) 17.07 20.43% 287.7 0.30% 1.38% 0.30% 1.38% 19%
– (0.87) 15.12 (2.52)% 180.2 0.32% 1.15% 0.32% 1.15% 19%
– (1.95) 19.46 26.16% 1,921.5 0.66% 0.51% 0.66% 0.51% 34%
– (1.64) 17.12 (10.96)% 1,550.3 0.67% 0.63% 0.67% 0.63% 31%
– (1.69) 20.82 18.99% 1,763.3 0.67% 0.37% 0.67% 0.37% 30%
– (1.95) 19.08 28.71% 1,491.9 0.68% 0.45% 0.68% 0.45% 23%
– (2.16) 16.73 0.08% 1,194.6 0.69% 0.53% 0.70% 0.52% 77%
– (0.96) 15.20 18.75% 10,455.4 0.45% 1.95% 0.62% 1.78% 136%
– (0.78) 13.66 (4.44)% 9,344.9 0.45% 2.05% 0.62% 1.88% 134%
– (0.32) 15.07 12.95% 10,195.6 0.45% 1.75% 0.62% 1.58% 155%
– (0.57) 13.64 8.89% 9,261.4 0.46% 1.80% 0.62% 1.64% 159%
– (0.76) 13.09 (0.56)% 8,657.3 0.46% 1.57% 0.51% 1.51% 153%
– (1.18) 16.45 22.11% 6,746.2 0.47% 1.57% 0.68% 1.37% 93%
– (1.00) 14.50 (5.90)% 5,799.2 0.46% 1.58% 0.68% 1.36% 91%
– (0.30) 16.40 16.79% 6,183.5 0.46% 1.30% 0.69% 1.07% 104%
– (0.78) 14.32 10.23% 5,325.7 0.47% 1.41% 0.69% 1.19% 106%
– (0.86) 13.77 (0.75)% 4,898.1 0.47% 1.21% 0.55% 1.14% 91%
– (0.64) 13.86 15.18% 5,313.3 0.46% 2.31% 0.59% 2.18% 179%
– (0.57) 12.62 (3.30)% 4,813.2 0.46% 2.44% 0.59% 2.31% 180%
– (0.36) 13.62 9.52% 5,138.4 0.47% 2.08% 0.59% 1.96% 207%
– (0.36) 12.78 7.24% 4,695.1 0.47% 2.03% 0.59% 1.90% 211%
– (0.58) 12.27 (0.46)% 4,100.1 0.46% 1.77% 0.50% 1.73% 198%
– (0.02) 1.00 1.83% 199.1 0.45% 1.81% 0.45% 1.81% N/A
– (0.01) 1.00 1.48% 178.0 0.46% 1.47% 0.46% 1.47% N/A
– (0.01) 1.00 0.50% 156.1 0.45% 0.49% 0.45% 0.49% N/A
– – 1.00 0.00% 191.9 0.45% 0.00% 0.46% (0.02)% N/A
– – 1.00 0.00% 146.9 0.21% 0.00% 0.55% (0.33)% N/A
(0.04) (0.40) 10.00 15.09% 25.9 0.95% 3.99% 1.42% 3.52% 106%
(0.02) (0.51) 9.03 (5.38)% 18.0 0.95% 4.29% 1.41% 3.83% 103%
(0.01) (0.27) 10.08 3.51% 20.0 0.95% 3.56% 1.44% 3.07% 172%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
274
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net Investment
Income
Net Realized Gain
on Investments
OPPORTUNITY INCOME PLUS PORTFOLIO
Year Ended 12/31/2019 $ 9.69 $ 0.40 $ 0.41 $ 0.81 $ (0.40) $ –
Year Ended 12/31/2018 10.20 0.40 (0.50) (0.10) (0.41) –
Year Ended 12/31/2017 10.09 0.35 0.10 0.45 (0.34) –
Year Ended 12/31/2016 9.81 0.34 0.28 0.62 (0.34) –
Year Ended 12/31/2015 10.15 0.35 (0.35) 0.00 (0.34) –
PARTNER EMERGING MARKETS EQUITY PORTFOLIO
Year Ended 12/31/2019 12.13 0.29 2.15 2.44 (0.10) –
Year Ended 12/31/2018 14.44 0.11 (2.25) (2.14) (0.17) –
Year Ended 12/31/2017 11.39 0.18 2.96 3.14 (0.09) –
Year Ended 12/31/2016 10.31 0.10 1.09 1.19 (0.11) –
Year Ended 12/31/2015 12.08 0.12 (1.75) (1.63) (0.14) –
PARTNER GROWTH STOCK PORTFOLIO
Year Ended 12/31/2019 22.14 0.02 6.84 6.86 (0.06) (0.81)
Year Ended 12/31/2018 23.79 0.06 (0.21) (0.15) (0.03) (1.47)
Year Ended 12/31/2017 18.01 0.03 6.00 6.03 (0.02) (0.23)
Year Ended 12/31/2016 18.67 0.02 0.14 0.16 – (0.82)
Year Ended 12/31/2015 18.72 (0.02) 1.93 1.91 – (1.96)
PARTNER HEALTHCARE PORTFOLIO
Year Ended 12/31/2019 19.19 0.09 4.86 4.95 (0.09) 0.00
Year Ended 12/31/2018 17.88 0.09 1.40 1.49 (0.18) –
Year Ended 12/31/2017 15.01 0.04 2.88 2.92 (0.05) –
Year Ended 12/31/2016 19.45 0.00 (3.02) (3.02) (0.75) (0.67)
Year Ended 12/31/2015 19.70 0.78
***
0.20 0.98 0.00 (1.23)
REAL ESTATE SECURITIES PORTFOLIO
Year Ended 12/31/2019 22.39 0.51 5.71 6.22 (0.58) –
Year Ended 12/31/2018 24.20 0.59 (1.84) (1.25) (0.48) (0.08)
Year Ended 12/31/2017 23.24 0.46 0.91 1.37 (0.38) (0.03)
Year Ended 12/31/2016 22.01 0.38 1.28 1.66 (0.34) (0.09)
Year Ended 12/31/2015 22.78 0.35 0.16 0.51 (0.33) (0.95)
SMALL CAP GROWTH PORTFOLIO
Year Ended 12/31/2019 9.09 (0.03) 2.62 2.59 – –
Year Ended 12/31/2018
(c)
10.00 (0.01) (0.88) (0.89) – (0.02)
SMALL CAP INDEX PORTFOLIO
Year Ended 12/31/2019 16.54 0.19 3.34 3.53 (0.19) (1.39)
Year Ended 12/31/2018 19.20 0.20 (1.65) (1.45) (0.19) (1.02)
Year Ended 12/31/2017 18.18 0.19 2.07 2.26 (0.16) (1.08)
Year Ended 12/31/2016 15.77 0.16 3.63 3.79 (0.17) (1.21)
Year Ended 12/31/2015 17.44 0.17 (0.47) (0.30) (0.14) (1.23)
SMALL CAP STOCK PORTFOLIO
Year Ended 12/31/2019 17.35 0.12 4.47 4.59 (0.08) (2.36)
Year Ended 12/31/2018 21.01 0.09 (1.94) (1.85) (0.09) (1.72)
Year Ended 12/31/2017 18.49 0.09 3.68 3.77 (0.07) (1.18)
Year Ended 12/31/2016 15.53 0.09 3.72 3.81 (0.06) (0.79)
Year Ended 12/31/2015 18.37 0.04 (0.38) (0.34) (0.08) (2.42)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Since inception, April 27, 2018.
*
All per share amounts have been rounded to the nearest cent.
**
***
Computed on an annualized basis for periods less than one year.
Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.76 per share.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.
275
RATIOS/SUPPLEMENTAL DATA
Ratio to Average Net
Assets**
Ratio to Average Net Assets
Before Expenses Waived,
Credited or Acquired Fund
Fees and Expenses**
Total
Distributions
Net Asset Value, End
of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover Rate
$ (0.40) $ 10.10 8.53% $ 221.2 0.63% 3.99% 0.63% 3.99% 195%
(0.41) 9.69 (1.03)% 172.8 0.63% 4.05% 0.63% 4.05% 186%
(0.34) 10.20 4.63% 176.8 0.65% 3.49% 0.65% 3.49% 218%
(0.34) 10.09 6.38% 140.4 0.69% 3.42% 0.69% 3.42% 202%
(0.34) 9.81 (0.03)% 99.7 0.73% 3.44% 0.73% 3.44% 184%
(0.10) 14.47 20.15% 92.4 1.20% 2.03% 1.32% 1.91% 21%
(0.17) 12.13 (14.88)% 83.8 1.23% 0.89% 1.28% 0.83% 19%
(0.09) 14.44 27.64% 94.4 1.30% 1.60% 1.53% 1.37% 15%
(0.11) 11.39 11.58% 56.5 1.33% 0.98% 1.66% 0.65% 7%
(0.14) 10.31 (13.59)% 43.5 1.40% 1.09% 1.70% 0.79% 4%
(0.87) 28.13 31.38% 266.7 0.74% 0.06% 0.74% 0.06% 29%
(1.50) 22.14 (1.25)% 205.7 0.74% 0.26% 0.74% 0.26% 43%
(0.25) 23.79 33.61% 183.7 0.79% 0.18% 0.79% 0.18% 52%
(0.82) 18.01 1.35% 121.3 0.82% 0.12% 0.96% (0.03)% 43%
(1.96) 18.67 10.65% 110.1 0.86% (0.14)% 1.00% (0.28)% 35%
(0.09) 24.05 25.85% 245.2 0.87% 0.40% 0.93% 0.34% 44%
(0.18) 19.19 8.32% 204.3 0.87% 0.45% 0.93% 0.39% 33%
(0.05) 17.88 19.42% 193.3 0.91% 0.23% 0.99% 0.15% 212%
(1.42) 15.01 (16.01)% 163.4 0.93% 0.14% 0.99% 0.08% 101%
(1.23) 19.45 4.61% 192.2 0.96% 4.90% 1.03% 4.83% 73%
(0.58) 28.03 27.94% 198.3 0.85% 1.86% 0.85% 1.86% 23%
(0.56) 22.39 (5.30)% 159.9 0.85% 2.37% 0.85% 2.37% 35%
(0.41) 24.20 5.95% 184.3 0.90% 1.90% 0.90% 1.90% 15%
(0.43) 23.24 7.50% 180.0 0.90% 1.77% 0.90% 1.77% 17%
(1.28) 22.01 2.75% 155.5 0.92% 1.77% 0.92% 1.77% 12%
– 11.68 28.41% 22.2 0.97% (0.34)% 1.72% (1.09)% 51%
(0.02) 9.09 (8.87)% 10.3 0.97% (0.32)% 2.96% (2.31)% 27%
(1.58) 18.49 22.49% 640.5 0.25% 1.22% 0.25% 1.22% 30%
(1.21) 16.54 (8.65)% 484.2 0.25% 1.13% 0.25% 1.13% 23%
(1.24) 19.20 13.13% 496.7 0.27% 1.17% 0.27% 1.17% 16%
(1.38) 18.18 26.12% 401.7 0.28% 1.20% 0.28% 1.20% 21%
(1.37) 15.77 (2.17)% 279.9 0.29% 1.13% 0.29% 1.13% 20%
(2.44) 19.50 27.77% 636.0 0.72% 0.68% 0.72% 0.68% 53%
(1.81) 17.35 (10.13)% 510.9 0.71% 0.40% 0.71% 0.40% 58%
(1.25) 21.01 21.23% 613.2 0.72% 0.48% 0.72% 0.48% 44%
(0.85) 18.49 25.94% 506.1 0.73% 0.56% 0.73% 0.56% 57%
(2.50) 15.53 (3.13)% 413.8 0.75% 0.47% 0.75% 0.47% 90%

276
Additional Information
(unaudited)
Proxy Voting
The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities are attached to the Fund’s Statement of Additional Information, which you can review at ThriventPortfolios.com. You may request a free copy of the Statement of Additional Information by calling 800-847-4836. In addition, you may review the report of how the
Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 29 by visiting the
Variable Annuity Reference Center, the Variable Universal Life Reference Center, or the Thrivent AdvisorFlex Variable Annuity
Reference Center at Thrivent.com or sec.gov where it is filed on form N-PX.
Quarterly Schedule of Investments
Through April 2019, the Fund filed its Schedule of Investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Beginning in April 2019, the Fund no longer files Form N-Q and has begun filing Form N-PORT with the SEC.
Part F of each Portfolio’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments, which were previously filed on Form N-Q. Thrivent Money Market Portfolio is not included as part of Form N-PORT. The Fund’s most recent Schedule of Investments also is available by visiting the Variable Annuity Reference Center, the Variable Universal
Life Reference Center, or the Thrivent AdvisorFlex Variable Annuity Reference Center at Thrivent.com or SEC.gov. You also may review and copy the Forms N-PORT-EX and N-Q for the Fund at the SEC’s Public Reference Room in Washington, DC. You
may get information about the operation of the Public Reference Room by calling 800-SEC-0330.
Summary Schedule of Investments
The summary schedule of investments is designed to streamline the report and help investors better focus on a Portfolio’s principal holdings. A complete listing of holdings for a Portfolio in which the summary is included in the shareholder report is available free of charge by calling 800-847-4836. It is also available by visiting the Variable Annuity Reference Center, the
Variable Universal Life Reference Center, or the Thrivent AdvisorFlex Variable Annuity Reference Center at Thrivent.com or
sec.gov where it is filed on form N-CSR.
Board Approval of Advisory Agreement and Subadvisory Agreements and Amended Advisory Agreement regarding New Portfolios
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of directors. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the directors who are not parties to the agreement or
“interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.
At its meeting on November 19-20, 2019 (the “Meeting”), the Board of Directors (the “Board”) of the Thrivent Series Fund,
Inc. (the “Fund”), including the directors who are not parties to the agreement or “interested persons” as defined in the 1940
Act (the “Independent Directors”), considered and voted unanimously to renew the existing advisory agreement (the “Advisory
Agreement”), as amended, between the Fund and Thrivent Financial for Lutherans (the “Adviser”) for each series of the Fund
(each, a “Portfolio”). The Board, including the Independent Directors, also unanimously approved the subadvisory agreements for each of the Portfolios (the “Subadvisory Agreements”) for which there is an investment subadviser (each, a “Subadviser”).
At the Meeting, the Board, including the Independent Directors, also considered and voted unanimously to approve an amendment to the Advisory Agreement (the “Amended Advisory Agreement”) between the Fund and the Adviser for the addition of Thrivent Mid Cap Growth Portfolio and Thrivent Mid Cap Value Portfolio (each, a “New Portfolio”) for an initial term of two years.
The Adviser and Subadvisers are referred to, collectively, as the “Advisory Organizations.” In connection with its evaluation of the agreements with the Advisory Organizations, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:
The nature, extent, and quality of the services provided by the Advisory Organizations;

277
Additional Information
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The performance of each Portfolio;
The advisory fee and net operating expense ratio of each Portfolio compared to a peer group;
The cost of services provided and profit realized by the Adviser;
The extent to which economies of scale may be realized as the Portfolios grow;
Whether fee levels reflect these economies of scale for the benefit of the Portfolios’ shareholders;
Other benefits realized by the Advisory Organizations and their affiliates from their relationship with the Fund; and
Any other factors that the Board deemed relevant to its consideration.
With respect to the New Portfolios, the Board also considered many of the factors listed above to the extent such factor was applicable in the context of an approval of the Amended Advisory Agreement for the New Portfolios. Accordingly, the Board
considered:
The nature, extent and quality of services the Adviser proposes to provide to the New Portfolios;
The Adviser’s investment management personnel and their track record managing accounts with a similar strategy;
The proposed advisory fee and net operating expense ratio of the New Portfolios compared to a peer group;
The extent to which economies of scale may be realized as each New Portfolio grows;
Any other benefits anticipated to be derived by the Adviser or its affiliates from their relationships with the Trust with respect to the New Portfolios; and
Any other factors that the Board deemed relevant to its consideration.
The Contracts Committee of the Board (consisting of all of the Independent Directors) met on five occasions from May 21 to November 19, 2019 to consider information relevant to the renewal process furnished by the Adviser and Subadvisers in advance of the meetings. The Board had the opportunity to ask questions and request further information in connection with its consideration. The Independent Directors also retained the services of Management Practice Inc. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included
Portfolio-by-Portfolio statistical comparisons of the advisory fees, other fees, net operating expenses and performance of each of the Portfolios in comparison to peer groups of comparable funds; portfolio turnover percentages; 3-year standard deviation ratios; brokerage costs; information with respect to services provided to the Portfolios and fees charged, including effective advisory fees that take into account breakpoints and fee waivers by the Adviser; asset and flow trends for the
Portfolios; the cost of services and profit realized by the Adviser and its affiliates that provide services to the Portfolios; and
information regarding the types of services furnished to the Portfolios.
The Board received information from the Adviser regarding the personnel providing services to the Portfolios, including investment management, compliance and administrative personnel. The Board also received monthly reports from the
Adviser’s investment management staff with respect to the performance of the Portfolios. In addition to its review of the information presented to the Board during the contract renewal process, the Board also considered information obtained from management throughout the course of the year. The Board also reviewed information from MPI, including Portfolio-by-
Portfolio analyses and independent assessment of information relating to the Portfolios and the agreements.
The Board also received information from the Adviser from August 20 to November 19, 2019 with respect to the New
Portfolios.
The Subadvisers provided information to the Board in response to requests for information submitted on behalf of the
Independent Directors to facilitate the Board’s evaluation of the terms of the Subadvisory Agreements. The Board also noted
that the Subadvisers’ responses were reviewed by individuals representing various functional areas of or supporting the
Adviser.

278
Additional Information
(unaudited)
The Independent Directors were represented by independent counsel throughout the review process and during executive sessions without management present to consider the reapproval of the Advisory and Subadvisory Agreements for the
Portfolios and the approval of the Amended Advisory Agreement for the New Portfolios. As noted above, the Independent
Directors were assisted throughout the process by an independent consultant, MPI. Each Independent Director relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Director may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Portfolios by the Adviser, administrator and, as appropriate, the Subadvisers. During these meetings, management reported on the investment management, portfolio trading and compliance services provided to the Portfolios. During the renewal process, the Board considered the specific services provided under the Advisory and Subadvisory Agreements. The
Board considered information relating to the investment experience and qualifications of the portfolio managers of the
Adviser and Subadvisers overseeing investments for the Portfolios. The Board also considered similar information with respect to the services to be provided to the New Portfolios pursuant to the Amended Advisory Agreement.
The Board received reports and presentations at each of its quarterly meetings from the Adviser’s senior investment team about each of the Portfolios. These reports and presentations gave the Board the opportunity to evaluate the abilities of the portfolio manager and other investment professionals and the quality of services they provide to the Portfolios. The Adviser reviewed with the Board the services provided by the Adviser and Subadvisers and the Adviser’s oversight of each Subadviser.
The Independent Directors also met in-person, including in executive session, with and received quarterly reports from the Fund’s Chief Compliance Officer. The Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee.
The Board considered the depth and quality of the Adviser’s oversight of each Subadviser. In addition, the Board noted
the broad functions that the Adviser performed in support of the subadvised Portfolios and its use of the Subadvisers, including, among other things, allocation of assets among various sleeves, management of portfolio cash and short-term investments, expense management and payment, and investment performance and compliance monitoring. The Board noted
that investment management staff of the Adviser and the Fund’s Chief Compliance Officer conduct in-person oversight visits of each Subadviser, follow through with additional inquiry on any questions or concerns that arise during the visit and then report the results of the visit to the Board. The Board also noted that, as part of its oversight practice, the Adviser requires each Subadviser to respond to a variety of compliance checklists and certifications to ensure its ongoing compliance with policies. The Board noted that the Adviser requires each Subadviser to complete an annual questionnaire addressing a range of compliance topics. The Board noted that the Adviser has dedicated personnel responsible for daily monitoring of each
Subadviser’s activities.
The Board considered the adequacy of the Advisory Organizations’ resources used to provide services to the Fund pursuant to the Advisory and Subadvisory Agreements. The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management teams of each Portfolio. In addition, the Adviser noted that its investments in technology and personnel have benefitted the Portfolios and discussed continued investments in these resources, noting, in particular, additional personnel to enhance its research function. The Adviser also discussed how it has continued to strengthen its compliance program. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Portfolios with quality service and competitive investment performance. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Portfolios by the Adviser and, as applicable, by the Subadvisers supported renewal of the Advisory Agreement and Subadvisory Agreements. The Board also concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services to be provided to the New Portfolios by the Adviser supported the approval of the Amended Advisory Agreement.

279
Additional Information
(unaudited)
Performance of the Portfolios
In connection with each of its regular quarterly meetings, the Board received information on the performance of each
Portfolio, including net performance, relative performance rankings within each Portfolio’s Lipper peer group, Morningstar ratings, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the
Adviser’s senior investment team reviewed with the Board the economic and market environment, risk management, and style consistency in connection with management of the Portfolios.
The Board considered investment performance for each Portfolio, to the extent applicable, over the one-, two-, three-, five-, and ten-year periods. When evaluating investment performance, the Board considered longer-term performance and the trend of performance, and focused particularly upon the three-year performance record. The Board noted that certain
Portfolios did not fit well within a Lipper peer group because of differences between the principal investment strategies of these Portfolios and funds included in their respective Lipper peer group. In such cases, the Adviser provided information regarding these Portfolios’ performance compared to a customized benchmark that the Adviser believed better represented the investment strategies of such Portfolios. MPI assisted the Independent Directors in connection with the evaluation of peer groups and customized benchmarks. Although the Board conducted its review on a Portfolio-by-Portfolio basis, it noted that
68% of the Portfolios ranked better than median in their respective Lipper peer group or established custom peer group for the three-year period ended June 30, 2019 (with four Portfolios being measured on the one-year period because they were new or repositioned Portfolios). The Board concluded that the performance of each individual Portfolio was either satisfactory or that the Adviser had taken appropriate actions in an effort to improve performance.
The New Portfolios had not commenced operations prior to the Meeting. Accordingly, the New Portfolios did not yet have an investment performance record. The Board considered historical performance information with respect to small and mid-
cap equity funds or accounts managed by the Adviser and the proposed portfolio managers. The Board concluded that the historical performance records, viewed together with the other relevant factors and information considered by the Board, supported a decision to approve the Amended Advisory Agreement. The Board also concluded that it was appropriate to consider the New Portfolios’ investment performance in connection with future reviews of the Amended Advisory Agreement.
Advisory Fees and Portfolio Expenses
The Board reviewed information prepared by MPI comparing each Portfolio’s advisory fee with the advisory fee of a peer group selected by MPI based on similar investment objective and size. The Board considered both the contractual and effective advisory fees for each of the Portfolios. The Board noted that the majority of the Portfolios’ contractual advisory fees were near or below the medians of their peer groups. Although the Board conducted its review on a Portfolio-by-Portfolio basis, it noted that the average ranking of the Portfolios’ contractual advisory fees was 30% (on a scale of 1-99%, with 1% being the lowest fee).
The Board also reviewed information prepared by MPI comparing each Portfolio’s overall expense ratio with the expense ratio of its peer group. The Board conducted its review on a Portfolio-by-Portfolio basis. The Board noted that only one
Portfolio had total net expense ratios higher than its peer group median. The Board viewed favorably the Adviser’s proposal to provide fee waivers and expense limitations for certain Portfolios and considered the effect of the waivers in lowering the
Portfolios’ expenses.
The Board reviewed information relating to the fee paid by the Adviser to each Subadviser and the difference between that fee and the fee paid by each subadvised Portfolio.
On the basis of its review, the Board concluded that the advisory fees charged under the Advisory and Subadvisory
Agreements were reasonable.
The Board considered the proposed advisory fees to be paid under the Amended Advisory Agreement and the anticipated net expense ratio and evaluated the reasonableness of those fees and expenses compared to peer group medians and averages.
The Board also considered the proposed breakpoint schedules in the advisory fee rates of the New Portfolios. In addition, the
Board received and considered estimates of the New Portfolios’ projected asset levels. Although the Board recognized that the
Adviser’s proposed advisory fees and anticipated net operating expenses of the New Portfolios and those of identified peer

280
Additional Information
(unaudited)
funds are imprecise, the Board found that the information supported its consideration and approval of the proposed advisory fees and evaluation of the anticipated net operating expenses.
Cost of Services and Profitability
The Board considered the Adviser’s estimates of its profitability, which included allocations by the Adviser of its costs in providing advisory services to the Portfolios. The internal audit department of the Adviser (Business Risk Management)
conducted a review of such allocations, and a department representative reported to the Board the department’s views regarding the reasonableness and consistency of these allocations. The Board considered the profitability of the Adviser both overall and on a Portfolio-by-Portfolio basis. The Board also considered the expense reimbursements and waivers in effect.
Based on its review of the data prepared by MPI and expense and profit information provided by the Adviser, the Board concluded that the profits earned by the Adviser from the Advisory Agreement were not excessive in light of the nature, extent and quality of services provided to the Portfolios.
With respect to fees paid to Subadvisers under the Subadvisory Agreements, the Board did not consider profitability information with respect to the Subadvisers, which are not affiliated with the Adviser. The Board considered that the
Subadvisory Agreements had been negotiated on an arm’s-length basis between the Adviser and each Subadviser, and that each
Subadviser’s separate profitability from its relationship with a subadvised Portfolio was not a material factor in determining whether to renew the Subadvisory Agreements.
With respect to the New Portfolios, the Board considered that the Adviser would bear all costs to launch the New Portfolios.
The Board considered the Adviser’s estimated profitability at various asset levels and noted that it would have opportunity to consider profitability information in connection with future reviews of the Amended Advisory Agreement.
Economies of Scale and Breakpoints
The Board considered information regarding the extent to which economies of scale may be realized as a Portfolio’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements and breakpoints. The Board considered information provided by the Adviser related to advisory fees, breakpoints in the advisory fee rates and fee waivers provided by the Adviser. The Board also considered management’s view that it is difficult to generalize as to whether, or to what extent, economies in the advisory function may be realized as a Portfolio’s assets increase. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, fee waivers and expense limitations by the
Adviser, and/or a lower overall fee.
The New Portfolios had not commenced operations prior to the Meeting. As a result, no specific information was available concerning the asset growth and economies of scale. The Board considered estimated asset levels, corresponding estimated fees and expenses, and the extent to which economies of scale may be shared as assets grow. The Board concluded that it was appropriate to consider potential economies of scale in connection with future reviews of the Amended Advisory Agreement, and the Board was satisfied with the extent to which economies of scale would be shared for the benefit of shareholders based on anticipated asset levels.
Other Benefits to the Adviser, Subadvisers and their Affiliates
The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, the engagement of affiliates as service providers to the Portfolios, and fees collected by affiliates for services provided to Portfolio contractholders. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers. The Board also considered the research received by the Adviser generated from commission dollars spent on the Portfolios’ portfolio trading.
In addition, the Board considered the potential benefits, other than subadvisory fees, that each Subadviser and its affiliates may receive because of its relationships with the subadvised Portfolios, including the potential increased ability to use

281
Additional Information
(unaudited)
affiliated brokers or soft dollars consistent with Fund policies and other benefits from increases in assets under management.
The Board concluded that benefits that may accrue to each Subadviser and its affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Portfolio.
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory
Agreement and the Subadvisory Agreements, and the Board, including all of the Independent Directors voting separately, approved each of the agreements. The Board, including the Independent Directors voting separately, approved the Amended
Advisory Agreement with respect to the New Portfolios for an initial term of two years.

282
Board of Directors and Officers
The following table provides information about the Directors and Officers of the Fund. The Board is responsible for the management and supervision of the Funds’ business affairs and for exercising all powers except those reserved to the shareholders. Each
Director oversees each of the 29 series of the Fund and also serves as:
Trustee of Thrivent Mutual Funds, a registered investment company consisting of 23 funds, which offers Class A and
Class S shares.
Trustee of Thrivent Cash Management Trust, a registered investment company consisting of one fund that serves as a cash collateral fund for a securities lending program sponsored by Thrivent Financial.
Trustee of Thrivent Core Funds, a registered investment company consisting of four funds that are established solely for investment by Thrivent entities.
David Royal also serves as Trustee of Thrivent Church Loan and Income Fund, a closed-end registered investment company for which the Adivser serves as investment adviser. None of the other Trustees serves on the board of the Thrivent Church Loan and
Income Fund.
The Fund, Thrivent Mutual Funds, Thrivent Cash Management Trust, Thrivent Core Funds, and Thrivent Church Loan and Income
Fund are collectively referred to as the “Fund Complex.” The Statement of Additional Information includes additional information about the Directors and is available, without charge, by calling 800-847-4836.
Interested Directors (1)(2)(3)(4)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
David S. Royal
(1971)
2015
Senior Vice President, Chief Investment Officer, Thrivent Financial since 2017; VP, President, Mutual Funds,
Thrivent Financial from 2015 to 2017; Vice President and Deputy General Counsel, Thrivent Financial from
2006 to 2015. Currently, Director of Children's Cancer Research Fund and Board member of Twin Bridge Capital
Partners; Director of Fairview Hospital Foundation until 2017.
Russell W. Swansen
(1957)
2009
Retired; Senior Vice President and Chief Investment Officer, Thrivent Financial from 2003 to 2017. Board member of Twin Bridge Capital Partners, a registered investment advisory firm, since 2005.
Independent Directors (2)(3)(4)(5)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Janice B. Case
(1952)
2011
Retired. Independent Trustee of North American Electric Reliability Corporation (the electric reliability organization
("ERO") for North America) since 2008.
Robert J. Chersi
(1961)
2017
Founder of Chersi Services LLC (consulting firm) since 2014; Executive Director of Center for Global Governance,
Reporting & Regulation and Adjunct Professor of Finance and Economics at Pace University since 2013; Helpful
Executive in Reach in the Department of Accounting & Information Systems at Rutgers University since 2013.
Director and member of the Audit and Risk Oversight Committees of E*TRADE Financial Corporation and Director
of E*TRADE Bank since 2019; Lead Independent Director since 2019 and Director and Audit Committee Chair at
Brightsphere Investment Group plc since 2016.
Marc S. Joseph
(1960)
2011
Managing Director of Granite Ridge LLP (consulting and advisory firm) since 2009; Managing Director of
Triangle Crest (private investing and consulting firm) since 2004.
Paul R. Laubscher
(1956)
2009
Portfolio Manager for U.S. private real estate and private equity portfolios of IBM Retirement Funds.
James A. Nussle
(1960)
2011
President and Chief Executive Officer of Credit Union National Association since September 2014; President and
Chief Operating Officer of Growth Energy (trade association) from 2010 through August 2014; Director of Portfolio
Recovery Associates (PRAA) since 2010; CEO of The Nussle Group LLC (consulting firm) since 2009. Advisory
Board member of AVISTA Capital Partners (private equity firm) from 2010 to 2015.

283
Board of Directors and Officers
Independent Directors (2)(3)(4)(5)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Verne O. Sedlacek
(1954)
2017
Chief Executive Officer of E&F Advisors LLC (consulting) since 2015; President & Chief Executive Officer of the
Commonfund from 2003 to 2015. Trustee of Valparaiso University since 2015; Trustee of Museum of American
Finance since 2015; Chairman of the Board of Directors of AGB Institutional Strategies from 2016 to 2019;
Director of Association of Governing Boards of Universities and Colleges from 2007 to 2019.
Constance L. Souders
(1950)
2007
Retired.

284
Board of Directors and Officers
Executive Officers (2)(4)
Name (Year of Birth)
Position Held With Fund Principal Occupation(s) During the Past Five Years
David S. Royal (1971)
Trustee, President and Chief Investment Officer
Senior Vice President, Chief Investment Officer, Thrivent Financial since 2017; VP,
President, Mutual Funds, Thrivent Financial from 2015 to 2017; Vice President and
Deputy General Counsel, Thrivent Financial from 2006 to 2015.
Gerard V. Vaillancourt (1967)
Treasurer and Principal Accounting Officer
Vice President and Mutual Funds Chief Financial Officer, Thrivent Financial since 2017;
Vice President, Mutual Fund Accounting, Thrivent Financial from 2006 to 2017.
Michael W. Kremenak (1978)
Secretary and Chief Legal Officer
Vice President, Thrivent Financial since 2015; Senior Counsel, Thrivent Financial from
2013 to 2015.
Edward S. Dryden (1965)
Chief Compliance Officer
Vice President, Chief Compliance Officer – Thrivent Funds, Thrivent Financial since
2018; Director, Chief Compliance Officer – Thrivent Funds, Thrivent Financial from
2010 to 2018.
Monica L. Kleve (1969)
Vice President
Vice President, Investment Operations, Thrivent Financial since 2019; Director,
Investments Systems and Solutions, Thrivent Financial from 2002 to 2019.
Kathleen M. Koelling (1977)
Privacy Officer (6)
Vice President, Deputy General Counsel, Thrivent Financial since 2018; Vice President,
Managing Counsel, Thrivent Financial from 2016 to 2018; Privacy Officer, Thrivent
Financial since 2011; Anti-Money Laundering Officer, Thrivent Financial from 2011 to
2019; Senior Counsel, Thrivent Financial from 2002 to 2016.
Sharon K. Minta (1973)
Anti-Money Laundering Officer (6)
Director, Compliance, Anti-Money Laundering Officer and Manager of Identity Theft and
Customer Fraud/Special Investigations Unit, Thrivent Financial since 2019; Compliance
Manager, Anti-Money Laundering, Customer Fraud/Special Investigations Unit and
Identity Theft programs, Thrivent Financial from 2014 to 2019.
Kathryn A. Stelter (1962)
Vice President
Vice President, Mutual Funds Chief Operations Officer, Thrivent Financial since 2017;
Director, Mutual Fund Operations, Thrivent Financial from 2014 to 2017; Director,
Mutual Fund Operations at Hartford Funds from 2006 to 2014.
Troy A. Beaver (1967)
Vice President
Vice President, Mutual Funds Marketing & Distribution, Thrivent Financial since 2015;
Vice President, Marketing, American Century Investments from 2006 to 2015.
Jill M. Forte (1974)
Assistant Secretary
Senior Counsel, Thrivent Financial since 2017; Counsel, Thrivent Financial from 2015 to 2017; Associate Counsel, Ameriprise Financial, Inc. from 2013 to 2015.
John D. Jackson (1977)
Assistant Secretary
Senior Counsel, Thrivent Financial since 2017; Associate General Counsel, RBC Global
Asset Management (US) Inc. from 2011 to 2017.
Sarah L. Bergstrom (1977)
Assistant Treasurer
Head of Mutual Fund Accounting, Thrivent Financial since 2017; Director, Fund
Accounting Administration, Thrivent Financial from 2007 to 2017.
(1) “Interested person” of the Fund as defined in the 1940 Act by virtue of a position with Thrivent Financial. Mr. Royal is considered an interested person because of his principal occupation with Thrivent Financial. Mr. Swansen is considered an interested person because of his past occupation with Thrivent Financial.
(2) Each Director generally serves an indefinite term until her or his successor is duly elected and qualified. Officers serve at the discretion of the Board until their successors are duly appointed and qualified.
(3) Each Director, other than Mr. Royal, oversees 57 portfolios. Mr. Royal oversees 58 portfolios.
(4) The address for each Director and Officer unless otherwise noted is 625 Fourth Avenue South, Minneapolis, MN 55415.
(5) The Directors, other than Mr. Royal and   Mr . Swansen , are not “interested persons” of the Fund and are referred to as “Independent
Directors.”
(6) The address for this Officer is 4321 North Ballard Road, Appleton, WI 54913.

23572AR R2-20
4321 North Ballard Road, Appleton, WI 54919-0001
The principal underwriter for Thrivent Variable Portfolios, the marketing name for Thrivent Series Fund, Inc., is Thrivent Distributors,
LLC, member of FINRA and SIPC, and a subsidiary of Thrivent Financial. Thrivent Financial is the marketing name for Thrivent Financial for Lutherans.
We’re listening to you!
In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Variable Portfolios to each household. This process is known as householding . This consolidation helps reduce printing and postage costs, thereby saving money.
If you wish to revoke householding in the future, you may write to us at 4321 North Ballard Road, Appleton, WI 54919- 0001,
or call us at 800-847-4836. We will begin to mail separate regulatory mailings within 30 days of receiving your request. If you wish to receive an additional copy of this shareholder report, call us at 800-847-4836. These documents are also available by visiting ThriventPortfolios.com.

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
1
Shares Common Stock ( 49.4% ) Value
Communications Services (2.2%)
31,862 Activision Blizzard, Inc. $ 1,893,240
7,381 Alphabet, Inc., Class A
a
9,886,038
2,030 Alphabet, Inc., Class C
a
2,714,151
15,600 Auto Trader Group plc
b
123,196
718 Carsales.com, Ltd. 8,373
67,910 Comcast Corporation 3,053,913
23,310 DISH Network Corporation
a
826,806
28,779 Facebook, Inc.
a
5,906,890
770 Hemisphere Media Group, Inc.
a
11,434
8,000 HKT Trust and HKT, Ltd. 11,274
5,831 Interpublic Group of Companies, Inc. 134,696
280 Ipsos SA 9,113
7,805 Mediaset Espana Comunicacion SA 49,700
1,207 News  Corporation 17,514
61,995 ORBCOMM, Inc.
a
260,999
52,606 QuinStreet, Inc.
a
805,398
681 Rightmove plc 5,714
1,317 Scholastic Corporation 50,639
3,581 Seven West Media, Ltd.
a
831
12,847 Take-Two Interactive Software, Inc.
a
1,572,858
2,800 TV Asahi Holdings Corporation 51,701
23,223 Twitter, Inc.
a
744,297
74,088 Verizon Communications, Inc. 4,549,003
13,585 ViacomCBS, Inc. 570,162
630 Wolters Kluwer NV 46,000
17,696 Zillow Group, Inc.
a
809,415
Total 34,113,355
Consumer Discretionary (5.4%)
11,908 Alibaba Group Holding, Ltd. ADR
a
2,525,687
7,768 Amazon.com, Inc.
a
14,354,021
678 American Public Education, Inc.
a
18,570
300 AOKI Holdings, Inc. 3,103
600 Aoyama Trading Company, Ltd. 8,443
13,637 Aptiv plc 1,295,106
500 Autobacs Seven Company, Ltd. 7,874
390 AutoZone, Inc.
a
464,611
600 Benesse Holdings, Inc. 15,771
1,249 Berkeley Group Holdings plc 80,389
526 Booking Holdings, Inc.
a
1,080,262
21,413 BorgWarner, Inc. 928,896
300 Bridgestone Corporation 11,145
20,847 Bright Horizons Family Solutions,
Inc.
a
3,133,096
13,745 Burlington Stores, Inc.
a
3,134,272
24,661 Canada Goose Holdings, Inc.
a,c
893,715
2,101 Century Casinos, Inc.
a
16,640
2,019 Chipotle Mexican Grill, Inc.
a
1,690,125
400 Chiyoda Company, Ltd. 5,887
454 Cie Generale des Etablissements
Michelin 55,869
6,200 Citizen Watch Company, Ltd. 33,766
4,313 Cooper-Standard Holdings, Inc.
a
143,019
38,386 Crocs, Inc.
a
1,607,990
3,292 CSS Industries, Inc. 14,518
4,107 Culp, Inc. 55,937
14,130 D.R. Horton, Inc. 745,358
17,361 Delphi Technologies plc
a
222,742
2,700 Denso Corporation 121,938
63,422 Designer Brands, Inc. 998,262
4,171 Domino's Pizza, Inc. 1,225,356
38,658 Duluth Holdings, Inc.
a,c
407,069
8,099 Emerald Expositions Events, Inc. 85,444
5,195 Ethan Allen Interiors, Inc. 99,017
33,436 Etsy, Inc.
a
1,481,215
200 Exedy Corporation 4,524
Shares Common Stock ( 49.4% ) Value
Consumer Discretionary (5.4%) - continued
27,218 Five Below, Inc.
a
$ 3,480,094
1,067 Genuine Parts Company 113,347
31,266 G-III Apparel Group, Ltd.
a
1,047,411
1,278 Goodyear Tire & Rubber Company 19,879
21,281 Grand Canyon Education, Inc.
a
2,038,507
15,447 Harley-Davidson, Inc. 574,474
21,113 Home Depot, Inc. 4,610,657
1,449 Hooker Furniture Corporation 37,225
61 Johnson Outdoors, Inc. 4,679
16,191 Knoll, Inc. 408,985
6,390 Lear Corporation 876,708
28,436 Lowe's Companies, Inc. 3,405,495
4,993 Lululemon Athletica, Inc.
a
1,156,728
312 Madison Square Garden Company
a
91,787
842 Malibu Boats, Inc.
a
34,480
3,699 Marcus Corporation 117,517
1,371 McDonald's Corporation 270,923
4,507 Modine Manufacturing Company
a
34,704
3,680 Mohawk Industries, Inc.
a
501,878
5,781 Moneysupermarket.com Group plc 25,378
45,637 Movado Group, Inc. 992,148
2,100 NHK Spring Company, Ltd. 19,006
25,354 NIKE, Inc. 2,568,614
22,700 Nissan Motor Company, Ltd. 131,541
31,027 Norwegian Cruise Line Holdings,
Ltd.
a
1,812,287
281 NVR, Inc.
a
1,070,163
25,888 Ollie's Bargain Outlet Holdings, Inc.
a
1,690,745
400 Onward Holdings Company, Ltd. 2,386
1,742 O'Reilly Automotive, Inc.
a
763,449
13,679 Oxford Industries, Inc. 1,031,670
803 Park Hotels & Resorts, Inc. 20,774
1,400 Park24 Company, Ltd. 34,280
39,000 Planet Fitness, Inc.
a
2,912,520
90,473 Playa Hotels and Resorts NV
a
759,973
300 PLENUS Company, Ltd.
c
5,383
112,399 Red Rock Resorts, Inc. 2,691,956
3,621 Redrow plc 35,741
6,696 RH
a
1,429,596
600 Rinnai Corporation 46,890
1,254 Ruth's Hospitality Group, Inc. 27,293
900 Sangetsu Company, Ltd. 16,970
300 SHIMAMURA Company, Ltd. 22,807
12,970 Sony Corporation ADR 881,960
6,835 Standard Motor Products, Inc. 363,759
17,565 Starbucks Corporation 1,544,315
9,400 Sumitomo Electric Industries, Ltd. 141,171
200 Sumitomo Forestry Company, Ltd. 2,945
7,200 Sumitomo Rubber Industries, Ltd. 87,795
1,385 Super Retail Group, Ltd. 9,829
100 Takara Standard Company, Ltd. 1,800
13,608 Taylor Wimpey plc 34,892
16,966 Texas Roadhouse, Inc. 955,525
11,083 TJX Companies, Inc. 676,728
2,700 Toyoda Gosei Company, Ltd. 67,417
7,315 Tupperware Brands Corporation 62,763
5,514 Ulta Beauty, Inc.
a
1,395,814
200 United Arrows, Ltd. 5,664
7,223 Vail Resorts, Inc. 1,732,292
15,262 Wingstop, Inc. 1,316,042
25,607 Zumiez, Inc.
a
884,466
Total 84,071,862
Consumer Staples (1.8%)
500 Arcs Company, Ltd. 10,505
5,872 Calavo Growers, Inc. 531,944

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
2
Shares Common Stock ( 49.4% ) Value
Consumer Staples (1.8%) - continued
635 Carlsberg AS $ 94,765
21,805 Casey's General Stores, Inc. 3,466,777
1,928 Central Garden & Pet Company
a
59,903
105 Clorox Company 16,122
20,684 Coca-Cola Company 1,144,859
21,498 Colgate-Palmolive Company 1,479,922
1,881 Costco Wholesale Corporation 552,864
136,348 Cott Corporation 1,865,241
671 ForFarmers BV 4,320
158 Glanbia plc 1,818
98,719 Hain Celestial Group, Inc.
a
2,562,252
5,200 Japan Tobacco, Inc. 115,942
14,259 John B. Sanfilippo & Son, Inc. 1,301,562
5,830 Kimberly-Clark Corporation 801,916
2 Lindt & Spruengli AG 15,530
86 L'Oreal SA 25,431
100 Ministop Company, Ltd. 1,346
38,044 Monster Beverage Corporation
a
2,417,696
1,795 Nestle SA 194,336
16,133 PepsiCo, Inc. 2,204,897
19,157 Philip Morris International, Inc. 1,630,069
10,745 Procter & Gamble Company 1,342,050
1,169 Seneca Foods Corporation
a
47,684
900 Sugi Holdings Company, Ltd. 47,479
2,800 Sundrug Company, Ltd. 101,310
127,371 SunOpta, Inc.
a
318,428
293 Sysco Corporation 25,063
83,016 Turning Point Brands, Inc. 2,374,258
1,981 Unilever NV 113,692
847 Unilever plc 48,485
27,436 Wal-Mart Stores, Inc. 3,260,494
Total 28,178,960
Energy (1.6%)
7,965 Abraxas Petroleum Corporation
a
2,797
3,172 Apache Corporation 81,171
59,433 Archrock, Inc. 596,707
42,849 BP plc ADR 1,617,121
36,286 Callon Petroleum Company
a,c
175,261
13,570 Chevron Corporation 1,635,321
8,470 Cimarex Energy Company 444,590
5,400 Concho Resources, Inc. 472,878
11,620 ConocoPhillips 755,649
2,262 Continental Resources, Inc. 77,587
13,716 Core Laboratories NV
c
516,682
419 Denbury Resources, Inc.
a
591
6,240 Devon Energy Corporation 162,053
9,196 Diamond Offshore Drilling, Inc.
a,c
66,119
15,397 Diamondback Energy, Inc. 1,429,765
25,540 Enterprise Products Partners, LP 719,206
9,129 EOG Resources, Inc. 764,645
13,685 EQT Corporation 149,167
3,740 Era Group, Inc.
a
38,036
211,121 Euronav NV 2,647,457
685 Evolution Petroleum Corporation 3,747
6,246 Exterran Corporation
a
48,906
10,268 Exxon Mobil Corporation 716,501
9,242 Frank's International NV
a
47,781
73 Gaztransport Et Technigaz SA 7,031
24,655 Gran Tierra Energy, Inc.
a,c
31,805
30,754 Halliburton Company 752,550
5,800 Helmerich & Payne, Inc. 263,494
4,800 JXTG Holdings, Inc. 21,785
7,752 Liberty Oilfield Services, Inc. 86,202
108,219 Marathon Oil Corporation 1,469,614
26,150 Marathon Petroleum Corporation 1,575,538
Shares Common Stock ( 49.4% ) Value
Energy (1.6%) - continued
43,663 Nabors Industries, Ltd. $ 125,749
94,842 Nine Energy Service, Inc.
a
741,664
374 Noble Corporation
a
456
304 Oasis Petroleum, Inc.
a
991
29,770 Oceaneering International, Inc.
a
443,871
300 Oil States International, Inc.
a
4,893
391 Parsley Energy, Inc. 7,394
68,980 Patterson-UTI Energy, Inc. 724,290
1,416 Penn Virginia Corporation
a
42,976
10,633 Pioneer Natural Resources Company 1,609,517
411 QEP Resources, Inc. 1,850
3,759 Royal Dutch Shell plc, Class A 111,321
6,057 Royal Dutch Shell plc, Class B 179,795
146 SEACOR Holdings, Inc.
a
6,300
52,225 Southwestern Energy Company
a
126,385
52,673 Talos Energy, Inc.
a
1,588,091
22,570 TechnipFMC plc 483,901
3,392 Transocean, Ltd.
a
23,337
525 Whiting Petroleum Corporation
a
3,854
55,533 WPX Energy, Inc.
a
763,023
Total 24,367,415
Financials (7.9%)
137 1st Source Corporation 7,108
3,400 AB Industrivarden 81,993
24,480 Aflac, Inc. 1,294,992
6,317 AG Mortgage Investment Trust, Inc. 97,408
1,466 Alleghany Corporation
a
1,172,170
861 Allianz SE 210,970
36,463 Ally Financial, Inc. 1,114,309
25,467 American Financial Group, Inc. 2,792,457
14,670 American International Group, Inc. 753,011
3,540 Ameriprise Financial, Inc. 589,693
19,932 Ameris Bancorp 847,907
9,187 Argo Group International Holdings,
Ltd. 604,045
12,146 Arthur J. Gallagher & Company 1,156,664
1,271 Artisan Partners Asset Management,
Inc. 41,079
3,009 Associated Banc-Corp 66,318
81,455 Assured Guaranty, Ltd. 3,992,924
834 Baloise Holding AG 150,942
9,010 Bank Leumi Le-Israel BM 65,709
172,539 Bank of America Corporation 6,076,824
1,580 Bank of Marin Bancorp 71,179
2,129 Bank of Montreal 165,001
28,647 Bank of N.T. Butterfield & Son, Ltd. 1,060,512
3,849 BankFinancial Corporation 50,345
4,773 Banner Corporation 270,104
9,163 Berkshire Hathaway, Inc.
a
2,075,419
1,787 BlackRock, Inc. 898,325
10,485 BOK Financial Corporation 916,389
23,007 Boston Private Financial Holdings,
Inc. 276,774
51,241 Bridgewater Bancshares, Inc.
a
706,101
59,424 BrightSphere Investment Group 607,313
3,357 Brown & Brown, Inc. 132,534
2,423 Byline Bancorp, Inc. 47,418
20,607 Capital One Financial Corporation 2,120,666
10,053 Cboe Global Markets, Inc. 1,206,360
41,035 Charles Schwab Corporation 1,951,625
7,570 Chubb, Ltd. 1,178,346
9,366 CI Financial Corporation 156,587
4,570 Cincinnati Financial Corporation 480,535
5,800 CIT Group, Inc. 264,654
53,695 Citigroup, Inc. 4,289,694

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
3
Shares Common Stock ( 49.4% ) Value
Financials (7.9%) - continued
11,703 Citizens Financial Group, Inc. $ 475,259
2,635 CNP Assurances 52,503
16,919 Cohen & Steers, Inc. 1,061,836
2,433 Colony Capital, Inc. 11,557
31,969 Comerica, Inc. 2,293,776
202 Commonwealth Bank of Australia 11,332
902 Community Bank System, Inc. 63,988
10,655 Community Trust Bancorp, Inc. 496,949
6,097 Cullen/Frost Bankers, Inc. 596,165
5,300 DBS Group Holdings, Ltd. 102,191
151 Deutsche Boerse AG 23,679
3,129 Deutsche Pfandbriefbank AG
b
50,961
169 Diamond Hill Investment Group, Inc. 23,738
7,923 Discover Financial Services 672,029
4,669 DnB ASA 87,371
1,232 Dynex Capital, Inc. 20,870
43,498 E*TRADE Financial Corporation 1,973,504
10,112 East West Bancorp, Inc. 492,454
3,592 Ellington Residential Mortgage REIT 38,973
5,559 Enstar Group, Ltd.
a
1,149,935
2,226 Enterprise Financial Services
Corporation 107,315
18,526 Essent Group, Ltd. 963,167
1,364 Euronext NV
b
111,494
101,102 Everi Holdings, Inc.
a
1,357,800
1,616 FBL Financial Group, Inc. 95,231
707 Federal Agricultural Mortgage
Corporation 59,034
74,704 Fifth Third Bancorp 2,296,401
4,926 Financial Institutions, Inc. 158,125
2,683 First American Financial Corporation 156,473
184 First Bancorp 7,343
10,500 First Busey Corporation 288,750
3,195 First Citizens BancShares, Inc. 1,700,411
15,597 First Defiance Financial Corporation 491,149
4,029 First Financial Corporation 184,206
920 First Hawaiian, Inc. 26,542
31,072 First Interstate BancSystem, Inc. 1,302,538
424 First Mid-Illinois Bancshares, Inc. 14,946
5,119 First Midwest Bancorp, Inc. 118,044
486 First of Long Island Corporation 12,189
13,642 First Republic Bank 1,602,253
13,682 FlexiGroup, Ltd. 17,681
2,378 Goldman Sachs Group, Inc. 546,774
10,068 Great Southern Bancorp, Inc. 637,506
813 Great Western Bancorp, Inc. 28,244
28,966 Hamilton Lane, Inc. 1,726,374
3,542 Hancock Whitney Corporation 155,423
828 Hanmi Financial Corporation 16,556
4,127 Hanover Insurance Group, Inc. 564,037
31,662 Hartford Financial Services Group,
Inc. 1,924,100
24,031 Heartland Financial USA, Inc. 1,195,302
106,328 Heritage Commerce Corporation 1,364,188
6,816 Hometrust Bancshares, Inc. 182,873
22,710 Horace Mann Educators Corporation 991,519
7,742 Horizon Bancorp, Inc. 147,098
13,804 Houlihan Lokey, Inc. 674,601
24,849 HSBC Holdings plc 194,530
232 IA Financial Corporation, Inc. 12,744
25,986 IBERIABANK Corporation 1,944,532
9,238 Independent Bank Corporation 209,241
18,214 Interactive Brokers Group, Inc. 849,137
35,500 Intercontinental Exchange, Inc. 3,285,525
2,125 International Bancshares
Corporation 91,524
Shares Common Stock ( 49.4% ) Value
Financials (7.9%) - continued
21,083 Israel Discount Bank, Ltd. $ 97,914
15,956 J.P. Morgan Chase & Company 2,224,266
9,841 Kemper Corporation 762,677
69,587 KeyCorp 1,408,441
171 L E Lundbergforetagen AB 7,507
3,829 Lakeland Bancorp, Inc. 66,548
1,541 Laurentian Bank of Canada
c
52,725
13,014 Loews Corporation 683,105
6,128 M&T Bank Corporation 1,040,228
7,380 Manulife Financial Corporation 149,811
1,084 Markel Corporation
a
1,239,196
2,151 Mercantile Bank Corporation 78,447
15,119 Meridian Bancorp, Inc. 303,741
21,540 MetLife, Inc. 1,097,894
11,570 MidWestOne Financial Group, Inc. 419,181
863 Moody's Corporation 204,885
17,930 Morgan Stanley 916,582
4,572 MSCI, Inc. 1,180,399
98 Muenchener Rueckversicherungs-
Gesellschaft AG 28,919
1,756 National Bank of Canada 97,472
97 National Western Life Group, Inc. 28,215
9,838 Northern Trust Corporation 1,045,189
1,254 Old Republic International
Corporation 28,052
3,679 Old Second Bancorp, Inc. 49,556
228 Onex Corporation 14,427
9,739 PacWest Bancorp 372,712
411 Paragon Banking Group plc 2,934
409 Pargesa Holding SA 33,980
33,510 PCSB Financial Corporation 678,577
471 Peapack-Gladstone Financial
Corporation 14,554
1,524 Peoples Bancorp, Inc. 52,822
9,421 Popular, Inc. 553,484
1,983 Power Corporation of Canada 51,081
458 Power Financial Corporation 12,323
9,139 Primerica, Inc. 1,193,188
63,865 Prosight Global, Inc.
a
1,030,142
7,040 Prudential Financial, Inc. 659,930
7,717 QCR Holdings, Inc. 338,468
33,432 Radian Group, Inc. 841,149
31,494 Raymond James Financial, Inc. 2,817,453
5,635 Reinsurance Group of America, Inc. 918,843
761 Royal Bank of Canada 60,215
6,497 S&P Global, Inc. 1,774,006
182 S&T Bancorp, Inc. 7,333
337 Safety Insurance Group, Inc. 31,183
4,291 Sandy Spring Bancorp, Inc. 162,543
15,354 Santander Consumer USA Holdings,
Inc. 358,823
71,126 Seacoast Banking Corporation of
Florida
a
2,174,322
18,480 SEI Investments Company 1,210,070
681 Selective Insurance Group, Inc. 44,394
500 Senshu Ikeda Holdings, Inc. 951
33,674 State Auto Financial Corporation 1,044,567
4,030 Sun Life Financial, Inc. 183,756
7,894 SVB Financial Group
a
1,981,710
332 Swiss Life Holding AG 166,555
64,621 Synovus Financial Corporation 2,533,143
9,601 T. Rowe Price Group, Inc. 1,169,786
1,540 Territorial Bancorp, Inc. 47,648
10,396 TMX Group, Ltd. 900,258
530 Topdanmark AS 26,127
4,751 Toronto-Dominion Bank 266,463

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
4
Shares Common Stock ( 49.4% ) Value
Financials (7.9%) - continued
5,931 TPG RE Finance Trust, Inc. $ 120,221
3,723 TriCo Bancshares 151,936
19,620 TrustCo Bank Corporation 170,105
37,110 U.S. Bancorp 2,200,252
3,281 Umpqua Holdings Corporation 58,074
528 Univest Financial Corporation 14,140
92 Virtus Investment Partners, Inc. 11,198
2,448 Washington Trust Bancorp, Inc. 131,678
10,957 Webster Financial Corporation 584,665
704 WesBanco, Inc. 26,604
4,798 Western Alliance Bancorp 273,486
170 Westwood Holdings Group, Inc. 5,035
986 Willis Towers Watson plc 199,113
18,933 Wintrust Financial Corporation 1,342,350
63,426 Zions Bancorporations NA 3,293,078
70 Zurich Insurance Group AG 28,713
Total 123,105,912
Health Care (7.3%)
13,513 Abbott Laboratories 1,173,739
15,757 Aerie Pharmaceuticals, Inc.
a,c
380,847
20,174 Agilent Technologies, Inc. 1,721,044
22,272 Agios Pharmaceuticals, Inc.
a
1,063,488
9,185 Alexion Pharmaceuticals, Inc.
a
993,358
1,826 Alkermes plc
a
37,250
5,508 AmerisourceBergen Corporation 468,290
7,624 Amgen, Inc. 1,837,918
5,674 Arena Pharmaceuticals, Inc.
a
257,713
78 Atrion Corporation 58,617
41,744 Axonics Modulation Technologies,
Inc.
a,c
1,156,726
26,760 Bausch Health Companies, Inc.
a
800,659
3,135 Becton, Dickinson and Company 852,626
1,926 Biogen, Inc.
a
571,502
9,690 BioMarin Pharmaceutical, Inc.
a
819,289
2,807 Bio-Rad Laboratories, Inc.
a
1,038,674
11,978 Bio-Techne Corporation 2,629,291
270 Bluebird Bio, Inc.
a
23,692
649 Bruker Corporation 33,080
54,993 Catalent, Inc.
a
3,096,106
20,850 Centene Corporation
a
1,310,840
6,904 Charles River Laboratories
International, Inc.
a
1,054,655
1,094 Chemed Corporation 480,550
6,637 Cigna Holding Company 1,357,200
12,219 CryoLife, Inc.
a
331,013
681 CSL, Ltd. 132,034
32,919 CVS Health Corporation 2,445,553
9,422 Danaher Corporation 1,446,089
6,273 Dexcom, Inc.
a
1,372,156
11,647 Edwards Lifesciences Corporation
a
2,717,129
45,241 Gilead Sciences, Inc. 2,939,760
10,572 GlaxoSmithKline plc 248,412
620 Grifols SA 21,906
24,836 Guardant Health, Inc.
a
1,940,685
65,222 Halozyme Therapeutics, Inc.
a
1,156,386
751 HealthStream, Inc.
a
20,427
5,285 Hill-Rom Holdings, Inc. 600,006
202 IDEXX Laboratories, Inc.
a
52,748
5,023 Illumina, Inc.
a
1,666,330
11,939 Immunomedics, Inc.
a
252,629
23,108 Inspire Medical Systems, Inc.
a
1,714,845
4,431 Insulet Corporation
a
758,587
4,716 Intuitive Surgical, Inc.
a
2,787,863
10,987 Jazz Pharmaceuticals, Inc.
a
1,640,139
35,601 Johnson & Johnson 5,193,118
Shares Common Stock ( 49.4% ) Value
Health Care (7.3%) - continued
300 KYORIN Holdings, Inc. $ 5,228
1,948 Laboratory Corporation of America
Holdings
a
329,543
26,162 LHC Group, Inc.
a
3,604,077
10,020 Ligand Pharmaceuticals, Inc.
a,c
1,044,986
72 LNA Sante 4,007
1,128 McKesson Corporation 156,025
38,715 Medtronic plc 4,392,217
49,400 Merck & Company, Inc. 4,492,930
2,252 Mesa Laboratories, Inc. 561,649
38,058 Natera, Inc.
a
1,282,174
3,688 National Healthcare Corporation 318,754
13,673 Neurocrine Biosciences, Inc.
a
1,469,711
4,432 Nevro Corporation
a
520,937
1,973 NextGen Healthcare, Inc.
a
31,706
2,946 Novartis AG 278,956
3,397 Novo Nordisk AS 196,852
101,051 Optinose, Inc.
a,c
931,690
2,099 Orthifix Medical, Inc.
a
96,932
6,209 PerkinElmer, Inc. 602,894
38,465 Pfizer, Inc. 1,507,059
1,531 Pharming Group NV
a
2,698
157 Phibro Animal Health Corporation 3,898
4,123 PRA Health Sciences, Inc.
a
458,271
1,286 Prothena Corporation plc
a
20,357
1,008 Recordati SPA 42,492
9,797 Repligen Corporation
a
906,223
6,986 ResMed, Inc. 1,082,620
918 Roche Holding AG 298,353
5,580 Sage Therapeutics, Inc.
a,c
402,820
3,743 Sarepta Therapeutics, Inc.
a
482,997
68 Sonova Holding AG 15,545
1,903 Stryker Corporation 399,516
565 Surmodics, Inc.
a
23,408
34,521 Syneos Health, Inc.
a
2,053,136
24,622 Tactile Systems Technology, Inc.
a
1,662,231
8,294 Teleflex, Inc. 3,122,193
10,406 Thermo Fisher Scientific, Inc. 3,380,597
1,043 U.S. Physical Therapy, Inc. 119,267
1,233 United Therapeutics Corporation
a
108,603
19,041 UnitedHealth Group, Inc. 5,597,673
6,262 Universal Health Services, Inc. 898,347
4,222 Varian Medical Systems, Inc.
a
599,566
23,279 Veeva Systems, Inc.
a
3,274,424
13,179 Vertex Pharmaceuticals, Inc.
a
2,885,542
1,555 Waters Corporation
a
363,326
1,641 West Pharmaceutical Services, Inc. 246,692
182,676 Wright Medical Group NV
a
5,567,964
120 Zimmer Biomet Holdings, Inc. 17,962
35,242 Zoetis, Inc. 4,664,279
Total 113,184,296
Industrials (7.1%)
3,567 3M Company 629,290
14,189 A.O. Smith Corporation 675,964
1,038 Aalberts NV 46,718
2,195 Aegion Corporation
a
49,102
24,442 Aerojet Rocketdyne Holdings, Inc.
a
1,116,022
37,614 AGCO Corporation 2,905,681
63,362 Altra Industrial Motion Corporation 2,294,338
23,393 AMETEK, Inc. 2,333,218
37,090 Arcosa, Inc. 1,652,360
43,782 ASGN, Inc.
a
3,107,209
1,502 Assa Abloy AB 35,110
4,433 Atlas Copco AB, Class A 176,946
2,163 Atlas Copco AB, Class B 75,102

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
5
Shares Common Stock ( 49.4% ) Value
Industrials (7.1%) - continued
14,265 AZZ, Inc. $ 655,477
6,309 Boeing Company 2,055,220
167 Brenntag AG 9,061
19,586 BWX Technologies, Inc. 1,215,899
681 Carlisle Companies, Inc. 110,213
29,150 Casella Waste Systems, Inc.
a
1,341,775
25,351 CBIZ, Inc.
a
683,463
481 CIA De Distribucion Integral 10,849
219 Cintas Corporation 58,929
1,544 Columbus McKinnon Corporation 61,806
2,010 CRA International, Inc. 109,485
15,076 Crane Company 1,302,265
7,687 CSW Industrials, Inc. 591,899
10,456 CSX Corporation 756,596
25,641 Curtiss-Wright Corporation 3,612,560
29,450 Delta Air Lines, Inc. 1,722,236
2,384 Douglas Dynamics, Inc. 131,120
209 Eaton Corporation plc 19,796
23,248 EMCOR Group, Inc. 2,006,302
12,907 Emerson Electric Company 984,288
27,638 Encore Wire Corporation 1,586,421
11,012 Expeditors International of
Washington, Inc. 859,156
10,962 Forrester Research, Inc.
a
457,115
37 Fraport AG Frankfurt Airport Services
Worldwide 3,141
5 Geberit AG 2,806
12,244 General Dynamics Corporation 2,159,229
4,921 Gorman-Rupp Company 184,538
400 GS Yuasa Corporation 8,622
6,312 GWA Group, Ltd.
c
14,686
400 Hanwa Company, Ltd. 10,468
23,868 Healthcare Services Group, Inc. 580,470
4,935 Heico Corporation 563,330
487 Herc Holdings, Inc.
a
23,834
1,200 Hino Motors, Ltd. 12,691
34,158 Honeywell International, Inc. 6,045,966
7,623 Hubbell, Inc. 1,126,832
7,282 Huntington Ingalls Industries, Inc. 1,826,908
3,061 ICF International, Inc. 280,449
14,917 IDEX Corporation 2,565,724
1,400 Inaba Denki Sangyo Company, Ltd. 35,508
17,584 Ingersoll-Rand plc 2,337,265
4,281 Interface, Inc. 71,022
4,812 John Bean Technologies Corporation 542,120
22,720 Johnson Controls International plc 924,931
4,440 Kansas City Southern 680,030
23,329 Kennametal, Inc. 860,607
935 Kforce, Inc. 37,120
800 Kinden Corporation 12,430
1,770 Koninklijke Philips NV 86,525
16,082 Kratos Defense & Security Solutions,
Inc.
a
289,637
1,784 Legrand SA 145,361
9,504 Lincoln Electric Holdings, Inc. 919,322
5,901 Lockheed Martin Corporation 2,297,731
1,553 Manpower, Inc. 150,796
14,600 Marubeni Corporation 107,870
5,277 Masonite International Corporation
a
381,052
13,458 Mercury Systems, Inc.
a
930,082
47,834 Meritor, Inc.
a
1,252,772
6,100 Mitsubishi Corporation 161,597
2,600 Mitsubishi Electric Corporation 35,401
500 Mitsuboshi Belting, Ltd. 9,610
8,600 Mitsui & Company, Ltd. 152,870
2,732 MSC Industrial Direct Company, Inc. 214,380
Shares Common Stock ( 49.4% ) Value
Industrials (7.1%) - continued
1,595 Mueller Industries, Inc. $ 50,641
2,456 National Express Group plc 15,308
1,900 Nitto Kogyo Corporation 44,030
1,000 Nobina AB
b
6,881
7,641 Norfolk Southern Corporation 1,483,347
740 Northgate plc 3,048
10,394 Old Dominion Freight Line, Inc. 1,972,573
3,034 PageGroup plc 21,019
9,687 Parker-Hannifin Corporation 1,993,778
94,195 Primoris Services Corporation 2,094,897
24,268 Raven Industries, Inc. 836,275
6,593 Regal-Beloit Corporation 564,427
6,402 RELX plc 161,609
878 Republic Services, Inc. 78,695
76,567 Ritchie Brothers Auctioneers, Inc. 3,288,553
2,808 Rockwell Automation, Inc. 569,097
5,000 Roper Industries, Inc. 1,771,150
17,557 Saia, Inc.
a
1,634,908
1,429 Sandvik AB 27,833
1,358 Schneider Electric SE 139,521
3,129 Signify NV
b
97,934
9,029 SiteOne Landscape Supply, Inc.
a
818,479
4,418 SKF AB 89,448
28,900 Sojitz Corporation 93,148
57,298 Southwest Airlines Company 3,092,946
2,462 SP Plus Corporation
a
104,463
298 Spirax-Sarco Engineering plc 35,079
869 SPX FLOW, Inc.
a
42,468
12,581 Standex International Corporation 998,302
1,459 Stanley Black & Decker, Inc. 241,815
6,100 Sumitomo Corporation 90,605
300 Taikisha, Ltd. 10,644
7,261 Teledyne Technologies, Inc.
a
2,516,227
1,763 Thermon Group Holdings, Inc.
a
47,248
800 Toppan Forms Company, Ltd. 8,957
544 Transcontinental, Inc. 6,648
1,560 TransDigm Group, Inc. 873,600
17,158 TriMas Corporation
a
538,933
600 Tsubakimoto Chain Company 21,110
2,495 UniFirst Corporation 503,940
11,835 United Airlines Holdings, Inc.
a
1,042,545
13,056 United Rentals, Inc.
a
2,177,349
22,089 United Technologies Corporation 3,308,049
23,242 Valmont Industries, Inc. 3,481,187
28,479 Verisk Analytics, Inc. 4,253,054
889 Volvo AB 14,883
24,013 Waste Connections, Inc. 2,180,140
6,877 Watsco, Inc. 1,238,892
39,731 Willdan Group, Inc.
a
1,262,651
12,668 Xylem, Inc. 998,112
300 Yuasa Trading Company, Ltd. 10,097
Total 110,441,267
Information Technology (11.6%)
6,439 Accenture plc 1,355,860
5,251 Adobe, Inc.
a
1,731,832
1,962 ADTRAN, Inc. 19,404
11,334 Advanced Energy Industries, Inc.
a
806,981
66,457 Advanced Micro Devices, Inc.
a
3,047,718
30,644 Akamai Technologies, Inc.
a
2,647,029
7,505 Alliance Data Systems Corporation 842,061
9,044 Alteryx, Inc.
a,c
905,033
1,859 Amadeus IT Holding SA 152,247
2,916 American Software, Inc. 43,390
32,949 Amphenol Corporation 3,566,070
5,696 ANSYS, Inc.
a
1,466,207

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
6
Shares Common Stock ( 49.4% ) Value
Information Technology (11.6%) - continued
45,532 Apple, Inc. $ 13,370,472
10,856 Arista Networks, Inc.
a
2,208,110
6,460 Atlassian Corporation plc
a
777,396
8,138 Automatic Data Processing, Inc. 1,387,529
21,118 Avalara, Inc.
a
1,546,894
328 Badger Meter, Inc. 21,297
17,186 Bandwidth, Inc.
a
1,100,763
865 BE Semiconductor Industries NV 33,582
15,962 Benchmark Electronics, Inc. 548,454
37,220 Blackline, Inc.
a
1,919,063
4,252 Broadridge Financial Solutions, Inc. 525,292
473 CACI International, Inc.
a
118,245
1,400 Canon, Inc. 38,316
19,903 CDK Global, Inc. 1,088,296
5,900 CDW Corporation 842,756
603 CEVA, Inc.
a
16,257
3,067 CGI, Inc.
a
256,664
84,375 Ciena Corporation
a
3,601,969
138,662 Cisco Systems, Inc. 6,650,230
4,041 Clearwater Energy, Inc. 77,264
14,015 Cognex Corporation 785,401
16,132 Computer Services, Inc. 717,874
2,292 Computershare, Ltd. 27,022
22,004 Coupa Software, Inc.
a
3,218,085
7,878 CTS Corporation 236,419
19,104 Descartes Systems Group, Inc.
a
816,123
153 Dialog Semiconductor plc
a
7,770
26,102 DocuSign, Inc.
a
1,934,419
90,325 Dolby Laboratories, Inc. 6,214,360
3,140 DSP Group, Inc.
a
49,424
19,266 Elastic NV
a
1,238,804
3,913 ePlus, Inc.
a
329,827
7,670 Euronet Worldwide, Inc.
a
1,208,485
4,869 ExlService Holdings, Inc.
a
338,201
638 eXp World Holdings, Inc.
a
7,229
6,653 F5 Networks, Inc.
a
929,091
1,140 Fair Isaac Corporation
a
427,135
10,264 Fiserv, Inc.
a
1,186,826
22,910 Five9, Inc.
a
1,502,438
426 FLIR Systems, Inc. 22,182
200 Fuji Soft, Inc. 7,702
11,229 Global Payments, Inc. 2,049,966
22,886 Guidewire Software, Inc.
a
2,512,196
5,708 Halma plc 159,840
2,596 InterDigital, Inc. 141,456
645 International Business Machines
Corporation 86,456
10,043 Intuit, Inc. 2,630,563
6,352 Jack Henry & Associates, Inc. 925,296
4,329 Juniper Networks, Inc. 106,623
1,527 Keysight Technologies, Inc.
a
156,716
6,427 KLA-Tencor Corporation 1,145,099
1,440 Kulicke and Soffa Industries, Inc. 39,168
6,418 Lam Research Corporation 1,876,623
63,895 Lattice Semiconductor Corporation
a
1,222,950
114 Littelfuse, Inc. 21,808
1,623 ManTech International Corporation 129,645
21,319 MasterCard, Inc. 6,365,640
11,974 Maxim Integrated Products, Inc. 736,521
12,983 Methode Electronics, Inc. 510,881
116,537 Microsoft Corporation 18,377,885
5,308 MicroStrategy, Inc.
a
757,080
10,743 MKS Instruments, Inc. 1,181,837
30,702 Monolithic Power Systems, Inc. 5,465,570
4,497 MTS Systems Corporation 215,991
39,568 National Instruments Corporation 1,675,309
Shares Common Stock ( 49.4% ) Value
Information Technology (11.6%) - continued
1,000 NEC Networks & System Integration
Corporation $ 35,418
270 NetApp, Inc. 16,808
9,630 New Relic, Inc.
a
632,787
11,161 Nice, Ltd. ADR
a
1,731,629
16,969 Nova Measuring Instruments, Ltd.
a
641,937
8,779 Novanta, Inc.
a
776,415
18,973 Nuance Communications, Inc.
a
338,289
7,432 NVIDIA Corporation 1,748,750
27,336 Oracle Corporation 1,448,261
8,189 Palo Alto Networks, Inc.
a
1,893,706
27,308 PayPal Holdings, Inc.
a
2,953,906
14,399 Plexus Corporation
a
1,107,859
2,996 Progress Software Corporation 124,484
9,895 Proofpoint, Inc.
a
1,135,748
13,821 Q2 Holdings, Inc.
a
1,120,607
5,106 QAD, Inc. 260,049
10,790 QUALCOMM, Inc. 952,002
2,522 Rambus, Inc.
a
34,741
14,314 Rogers Corporation
a
1,785,385
300 Ryoyo Electro Corporation 5,563
98,714 SailPoint Technologies Holdings, Inc.
a
2,329,650
18,667 Salesforce.com, Inc.
a
3,036,001
954 Samsung Electronics Company, Ltd.
GDR 1,141,648
3,279 ScanSource, Inc.
a
121,159
16,930 ServiceNow, Inc.
a
4,779,678
1,829 Silicon Laboratories, Inc.
a
212,127
15,105 Square, Inc.
a
944,969
1,003 Sykes Enterprises, Inc.
a
37,101
25,969 Synopsys, Inc.
a
3,614,885
17,484 TE Connectivity, Ltd. 1,675,667
18,166 Teradyne, Inc. 1,238,740
36,545 Texas Instruments, Inc. 4,688,358
7,691 Tyler Technologies, Inc.
a
2,307,454
5,895 VeriSign, Inc.
a
1,135,849
51,145 Virtusa Corporation
a
2,318,403
33,276 Visa, Inc. 6,252,560
3,440 VMware, Inc. 522,158
7,271 WEX, Inc.
a
1,522,984
9,637 Xilinx, Inc. 942,209
Total 179,974,561
Materials (1.7%)
1,892 AdvanSix, Inc.
a
37,764
24,470 Alcoa Corporation
a
526,350
3,015 AptarGroup, Inc. 348,594
2,244 Avery Dennison Corporation 293,560
109 Balchem Corporation 11,078
14,352 Ball Corporation 928,144
2,894 Cabot Corporation 137,523
6,689 Celanese Corporation 823,550
18,590 CF Industries Holdings, Inc. 887,487
25,864 Eastman Chemical Company 2,049,981
13,462 Ecolab, Inc. 2,598,031
2,066 Ferro Corporation
a
30,639
8,150 Ferroglobe Representation &
Warranty Insurance Trust
a,d
1
2,064 Granges AB 21,796
2,932 Hexpol AB 28,814
500 Hokuetsu Corporation 2,570
3,038 Ingevity Corporation
a
265,460
8,905 Innospec, Inc. 921,133
925 International Paper Company 42,596
1,678 Kadant, Inc. 176,761
9,886 Kaiser Aluminum Corporation 1,096,259

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
7
Shares Common Stock ( 49.4% ) Value
Materials (1.7%) - continued
861 Koninklijke DSM NV $ 112,573
4,176 Kraton Performance Polymers, Inc.
a
105,736
1,700 Kyoei Steel, Ltd. 33,127
300 Lintec Corporation 6,679
103,020 Louisiana-Pacific Corporation 3,056,603
6,827 Martin Marietta Materials, Inc. 1,909,102
100 Maruichi Steel Tube, Ltd. 2,810
6,023 Materion Corporation 358,067
3,921 Minerals Technologies, Inc. 225,967
8,430 Myers Industries, Inc. 140,612
4,786 Neenah, Inc. 337,078
1,200 Nippon Light Metal Holdings
Company, Ltd. 2,579
8,200 Nippon Steel Corporation 123,598
100 Nissan Chemical Industries, Ltd. 4,188
17,642 Nucor Corporation 992,892
28,474 Nutanix, Inc.
a
890,097
737 Olympic Steel, Inc. 13,207
12,242 PPG Industries, Inc. 1,634,185
212 Quaker Chemical Corporation 34,878
6,573 Reliance Steel & Aluminum Company 787,183
925 RPM International, Inc. 71,003
5,647 Ryerson Holding Corporation
a
66,804
4,313 Sandfire Resources NL 18,122
100 Sanyo Special Steel Company, Ltd. 1,441
1,146 Schnitzer Steel Industries, Inc. 24,845
2,952 Schweitzer-Mauduit International,
Inc. 123,955
845 Sensient Technologies Corporation 55,846
1,612 Sherwin-Williams Company 940,666
40,605 Steel Dynamics, Inc. 1,382,194
300 Taiyo Holdings Company, Ltd. 12,203
1,400 Toagosei Company, Ltd. 16,141
3,300 Toray Industries, Inc. 22,359
12,589 United States Lime & Minerals, Inc. 1,136,787
2,299 UPM-Kymmene Oyj 79,763
701 W. R. Grace & Company 48,965
Total 26,000,346
Real Estate (2.1%)
814 Acadia Realty Trust 21,107
21,411 Agree Realty Corporation 1,502,410
3,701 Alexander & Baldwin, Inc. 77,573
7,025 Alexandria Real Estate Equities, Inc. 1,135,099
1,212 Allied Properties REIT 48,599
1,030 Alstria Office REIT AG 19,352
117 American Assets Trust, Inc. 5,370
39,846 American Campus Communities, Inc. 1,873,957
7,784 American Tower Corporation 1,788,919
2,477 Apartment Investment &
Management Company 127,937
35,675 Apple Hospitality REIT, Inc. 579,719
1,452 Ares Commercial Real Estate
Corporation 23,000
3,073 Armada Hoffler Properties, Inc. 56,390
19,052 Ascendas REIT 42,093
2,500 Ascott Trust
a,d
2,472
7,529 Ashford Hospitality Trust, Inc. 21,006
1,737 BBX Capital Corporation 8,285
662 Bluerock Residential Growth REIT,
Inc. 7,977
15,768 Brixmor Property Group, Inc. 340,746
14,448 Camden Property Trust 1,532,933
473 CareTrust REIT, Inc. 9,758
1,985 Castellum AB 46,624
10,195 CBL & Associates Properties, Inc. 10,705
Shares Common Stock ( 49.4% ) Value
Real Estate (2.1%) - continued
20,243 Cedar Realty Trust, Inc. $ 59,717
3,370 Chatham Lodging Trust 61,806
744 Choice Properties REIT 7,970
2,355 City Office REIT, Inc. 31,840
36 Cofinimmo SA 5,290
235 Columbia Property Trust, Inc. 4,914
1,442 Corepoint Lodging, Inc. 15,401
11,971 CoreSite Realty Corporation 1,342,189
3,760 CoStar Group, Inc.
a
2,249,608
40,615 Cousins Properties, Inc. 1,673,338
1,966 CyrusOne, Inc. 128,635
900 Daito Trust Construction Company,
Ltd. 111,219
152 Deutsche EuroShop AG 4,505
1,098 DiamondRock Hospitality Company 12,166
5,611 Digital Realty Trust, Inc. 671,861
21,042 Douglas Emmett, Inc. 923,744
25,566 Duke Realty Corporation 886,373
453 EastGroup Properties, Inc. 60,100
2,053 Empire State Realty Trust, Inc. 28,660
375 Entra ASA
b
6,199
2,295 EPR Properties 162,119
435 Equity Lifestyle Properties, Inc. 30,620
6,570 Equity Residential 531,644
1,981 Essex Property Trust, Inc. 596,004
1,907 Farmland Partners, Inc. 12,929
592 First Capital REIT 9,423
17,093 First Industrial Realty Trust, Inc. 709,530
267 Four Corners Property Trust, Inc. 7,527
5,795 Franklin Street Properties
Corporation 49,605
4,502 Gaming and Leisure Properties, Inc. 193,811
1,386 Getty Realty Corporation 45,558
2,685 Gladstone Commercial Corporation 58,694
1,608 Granite REIT 81,703
4,212 Healthcare Realty Trust, Inc. 140,554
4,615 Healthcare Trust of America, Inc. 139,742
2,514 Highwoods Properties, Inc. 122,960
66,117 Host Hotels & Resorts, Inc. 1,226,470
2,614 Hudson Pacific Properties, Inc. 98,417
9,000 Hysan Development Company, Ltd. 35,291
1,725 Industrial Logistics Properties Trust 38,674
1,523 Innovative Industrial Properties, Inc. 115,550
926 Investors Real Estate Trust 67,135
1,577 JBG SMITH Properties 62,907
3,161 Jones Lang LaSalle, Inc. 550,298
13,552 Kilroy Realty Corporation 1,137,013
2,401 Kite Realty Group Trust 46,892
2,146 Klepierre SA 81,643
3,068 Lamar Advertising Company 273,850
60 LEG Immobilien AG 7,086
3,356 Lexington Realty Trust 35,641
648 Life Storage, Inc. 70,165
145 LTC Properties, Inc. 6,492
4,900 Mapletree Commercial Trust 8,713
7,585 Medical Properties Trust, Inc. 160,119
690 Merlin Properties Socimi SA 9,918
692 MGM Growth Properties LLC 21,431
10,751 Mirvac Group 24,064
3,510 Monmouth Real Estate Investment
Corporation 50,825
529 National Health Investors, Inc. 43,103
5,276 National Retail Properties, Inc. 282,899
21,371 National Storage Affiliates Trust 718,493
111 Northview Apartment REIT 2,534
1,705 Office Properties Income Trust 54,799

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
8
Shares Common Stock ( 49.4% ) Value
Real Estate (2.1%) - continued
3,158 Omega Healthcare Investors, Inc. $ 133,741
2,454 One Liberty Properties, Inc. 66,724
2,501 Outfront Media, Inc. 67,077
2,911 Paramount Group, Inc. 40,521
1,783 Pebblebrook Hotel Trust 47,802
45,332 Physicians Realty Trust 858,588
5,361 PotlatchDeltic Corporation 231,970
1,359 Preferred Apartment Communities,
Inc. 18,102
1,344 PS Business Parks, Inc. 221,585
911 PSP Swiss Property AG 125,786
1,205 Quebecor, Inc. 30,753
3,571 Rayonier, Inc. REIT 116,986
108 RE/MAX Holdings, Inc. 4,157
953 Retail Opportunity Investments
Corporation 16,830
9,917 Retail Properties of America, Inc. 132,888
1,322 RioCan REIT 27,243
2,424 RLJ Lodging Trust 42,953
246 RMR Group, Inc. 11,227
3,000 Road King Infrastructure, Ltd. 5,812
3,004 RPT Realty 45,180
1,193 Ryman Hospitality Properties 103,385
16,796 Sabra Health Care REIT, Inc. 358,427
648 Saul Centers, Inc. 34,201
9,417 SBA Communications Corporation 2,269,403
27,033 Service Properties Trust 657,713
3,875 Spirit Realty Capital, Inc. 190,572
2,402 St. Joe Company
a
47,632
1,124 STAG Industrial, Inc. 35,485
12,348 Store Capital Corporation 459,840
7,303 Summit Hotel Properties, Inc. 90,119
515 Swiss Prime Site AG 59,583
2,853 TAG Immobilien AG 70,857
10,439 Terreno Realty Corporation 565,167
2,130 UMH Properties, Inc. 33,505
17,833 Uniti Group, Inc. 146,409
239 Universal Health Realty Income Trust 28,049
2,568 Urstadt Biddle Properties, Inc. 63,789
5,843 VICI Properties, Inc. 149,289
8,529 Washington Prime Group, Inc. 31,046
8,600 Wing Tai Holdings, Ltd. 12,916
Total 33,343,723
Utilities (0.7%)
3,978 AGL Energy, Ltd. 57,258
17,618 Alliant Energy Corporation 964,057
2,242 Artesian Resources Corporation 83,425
694 Chesapeake Utilities Corporation 66,506
14,844 CMS Energy Corporation 932,797
2,266 Consolidated Water Company, Ltd. 36,936
1,825 DTE Energy Company 237,013
3,946 Enagas SA 100,653
9,881 Entergy Corporation 1,183,744
51,248 Exelon Corporation 2,336,396
1,621 IDACORP, Inc. 173,123
787 Middlesex Water Company 50,029
14,990 New Jersey Resources Corporation 668,104
527 Northland Power, Inc. 11,039
10,636 NorthWestern Corporation 762,282
1,277 Otter Tail Corporation 65,497
24,877 PNM Resources, Inc. 1,261,513
11,465 Public Service Enterprise Group, Inc. 677,008
960 Southwest Gas Holdings, Inc. 72,931
10,613 Spire, Inc. 884,169
Shares Common Stock ( 49.4% ) Value
Utilities (0.7%) - continued
1,441 Unitil Corporation $ 89,083
Total 10,713,563
Total Common Stock
(cost $585,381,839) 767,495,260
Shares
Registered Investment Companies
( 37.1% ) Value
Unaffiliated  (1.1%)
11,092 Consumer Discretionary Select
Sector SPDR Fund 1,391,159
17,197 Health Care Select Sector SPDR
Fund
c
1,751,686
13,247 iShares Russell 2000 Value Index
Fund 1,703,299
20,066 Materials Select Sector SPDR Fund
c
1,232,454
1,514 ProShares Ultra S&P 500
c
228,372
20,723 SPDR S&P 500 ETF Trust 6,669,905
17,675 SPDR S&P Biotech ETF
c
1,681,069
48,881 SPDR S&P Metals & Mining ETF 1,431,725
31,681 VanEck Vectors Oil Services ETF 419,773
Total 16,509,442
Affiliated  (36.0%)
6,785,137 Thrivent Core International Equity
Fund 66,155,090
5,388,451 Thrivent Core Low Volatility Equity
Fund 64,230,340
4,131,407 Thrivent Global Stock Portfolio 57,740,960
2,092,675 Thrivent High Yield Portfolio 10,022,868
524,483 Thrivent Income Portfolio 5,559,051
13,468,075 Thrivent International Allocation
Portfolio 138,229,584
3,717,543 Thrivent Large Cap Value Portfolio 71,332,577
1,007,752 Thrivent Limited Maturity Bond
Portfolio 9,998,810
4,394,573 Thrivent Mid Cap Stock Portfolio 85,506,531
2,577,880 Thrivent Small Cap Stock Portfolio 50,260,415
Total 559,036,226
Total Registered Investment
Companies (cost $508,071,690) 575,545,668
Principal
Amount Long-Term Fixed Income ( 4.2% ) Value
Collateralized Mortgage Obligations (<0.1%)
Federal Home Loan Mortgage
Corporation - REMIC
$ 275,000
3.859%,  11/25/2028, Ser.
K086, Class A2
e,f
303,566
MASTR Alternative Loans Trust
19,240
2.242%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
f
6,175
Sequoia Mortgage Trust
59,995
1.068%,  9/20/2046, Ser.
2007-1, Class 4A1
f
48,866
WaMu Mortgage Pass Through
Certificates
25,979
3.728%,  9/25/2036, Ser.
2006-AR10, Class 1A2
f
25,027

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
9
Principal
Amount Long-Term Fixed Income ( 4.2% ) Value
Collateralized Mortgage Obligations (<0.1%) -
continued
$ 39,659
3.686%,  10/25/2036, Ser.
2006-AR12, Class 1A1
f
$ 38,917
Total 422,551
Commercial Mortgage-Backed Securities (0.1%)
Federal National Mortgage
Association
613,201 4.500%,  5/1/2048 646,451
Total 646,451
Mortgage-Backed Securities (1.9%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
1,461,963 3.500%,  5/1/2034 1,519,783
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,186,492 3.000%,  8/1/2047 1,214,083
2,516,162 3.500%,  7/1/2049 2,585,342
Federal National Mortgage
Association
992,378 3.500%,  10/1/2048 1,028,189
1,125,000 3.500%,  8/1/2049 1,168,327
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
4,275,000 2.500%,  1/1/2035
g
4,311,119
6,517,000 3.000%,  1/1/2035
g
6,676,921
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
7,898,000 3.000%,  1/1/2048
g
8,005,034
2,326,538 4.000%,  7/1/2048 2,424,843
861,448 3.500%,  8/1/2049 885,352
Total 29,818,993
U.S. Government & Agencies (2.2%)
U.S. Treasury Bonds
920,000 2.250%,  11/15/2027 944,940
5,000,000 2.875%,  5/15/2028 5,378,264
170,000 5.250%,  11/15/2028 216,300
120,000 3.000%,  5/15/2042 133,336
2,413,000 2.500%,  5/15/2046 2,460,493
U.S. Treasury Notes
665,000 1.375%,  9/30/2020 663,627
100,000 2.500%,  2/28/2021 100,965
1,045,000 1.125%,  8/31/2021 1,036,709
1,475,000 1.500%,  9/30/2021 1,472,382
940,000 2.000%,  11/30/2022 950,084
500,000 2.125%,  7/31/2024 509,262
2,330,000 2.250%,  11/15/2024 2,388,800
2,040,000 2.125%,  11/30/2024 2,079,676
640,000 2.625%,  1/31/2026 670,603
15,030,000 2.500%,  2/28/2026 15,646,415
Total 34,651,856
Total Long-Term Fixed Income
(cost $64,006,076) 65,539,851
Shares
Collateral Held for Securities Loaned
( 0.7% ) Value
10,244,993 Thrivent Cash Management Trust $ 10,244,993
Total Collateral Held for Securities
Loaned
(cost $10,244,993) 10,244,993
Shares or
Principal
Amount Short-Term Investments ( 10.5% ) Value
Federal Home Loan Bank Discount
Notes
2,900,000 1.520%, 1/7/2020
h,i
2,899,392
2,600,000 1.550%, 1/8/2020
h,i
2,599,345
700,000 1.535%, 1/16/2020
h,i
699,589
300,000 1.550%, 1/23/2020
h,i
299,736
3,500,000 1.570%, 1/29/2020
h,i
3,496,036
4,800,000 1.547%, 2/12/2020
h,i
4,791,691
200,000 1.570%, 2/19/2020
h,i
199,595
2,100,000 1.570%, 2/26/2020
h,i
2,095,123
1,400,000 1.570%, 3/4/2020
h,i
1,396,239
900,000 1.540%, 3/10/2020
h,i
897,348
Thrivent Core Short-Term Reserve
Fund
14,410,803 1.970% 144,108,034
Total Short-Term Investments (cost
$163,480,786) 163,482,128
Total Investments (cost
$1,331,185,384) 101.9% $1,582,307,900
Other Assets and Liabilities, Net
(1.9%) (28,751,812)
Total Net Assets 100.0% $1,553,556,088
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of December 31, 2019, the value of these investments was $396,665 or 0.0% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
e All or a portion of the security is insured or guaranteed.
f Denotes variable rate securities. The rate shown is as of
December 31, 2019. The rates of certain variable rate
securities are based on a published reference rate and spread;
these may vary by security and the reference rate and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
g Denotes investments purchased on a when-issued or delayed
delivery basis.
h The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
10
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation Portfolio as of December 31, 2019:
Securities Lending Transactions
Common Stock $ 9,961,358
Total lending $9,961,358
Gross amount payable upon return of
collateral for securities loaned $10,244,993
Net amounts due to counterparty $283,635
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
11
Principal
Amount Bank Loans ( 14.7% )
a
Value
Basic Materials (0.5%)
Ball Metalpack Finco, LLC, Term
Loan
$ 206,850
6.409%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 181,511
Big River Steel, LLC, Term Loan
415,438
6.945%,  (LIBOR 3M +
5.000%), 8/23/2023
b
414,399
Hexion, Inc., Term Loan
208,950
5.600%,  (LIBOR 3M +
3.500%), 7/1/2026
b,c
209,734
Momentive Performance Materials
USA, LLC, Term Loan
335,315
5.050%,  (LIBOR 1M +
3.250%), 5/15/2024
b
333,011
Nouryon USA LLC, Term Loan
227,281
4.960%,  (LIBOR 1M +
3.250%), 10/1/2025
b
227,093
Pixelle Specialty Solutions, LLC, Term
Loan
534,600
7.799%,  (LIBOR 1M + 6.000%),
10/31/2024
b
519,898
Univar Solutions USA, Inc., Term
Loan
145,000
3.799%,  (LIBOR 1M +
2.000%), 11/22/2026
b
145,507
Total 2,031,153
Capital Goods (1.2%)
Advanced Disposal Services, Inc.,
Term Loan
365,687
3.853%,  (LIBOR 1W +
2.250%), 11/10/2023
b
366,785
BWAY Holding Company, Term Loan
502,602
5.234%,  (LIBOR 3M +
3.250%), 4/3/2024
b
500,405
Flex Acquisition Company, Inc. Term
Loan
703,126
5.349%,  (LIBOR 3M +
3.250%), 6/29/2025
b,d,e
696,826
GFL Environmental, Inc., Term Loan
1,070,778
4.799%,  (LIBOR 1M +
3.000%), 5/31/2025
b
1,071,538
Natgasoline, LLC, Term Loan
430,650
5.438%,  (LIBOR 3M +
3.500%), 11/14/2025
b,c
432,265
Navistar, Inc., Term Loan
761,437
5.240%,  (LIBOR 1M +
3.500%), 11/6/2024
b
758,262
TransDigm, Inc., Term Loan
535,909
4.299%,  (LIBOR 1M +
2.500%), 6/9/2023
b
537,361
Vertiv Group Corporation, Term Loan
1,123,174
5.927%,  (LIBOR 1M +
4.000%), 11/15/2023
b
1,119,366
Total 5,482,808
Communications Services (3.3%)
Altice France SA, Term Loan
341,250
4.549%,  (LIBOR 1M +
2.750%), 7/31/2025
b
338,336
Principal
Amount Bank Loans ( 14.7% )
a
Value
Communications Services (3.3%) - continued
CenturyLink, Inc., Term Loan
$ 1,722,910
4.549%,  (LIBOR 1M +
2.750%), 1/31/2025
b
$ 1,728,940
CommScope Inc., Term Loan
912,713
5.049%,  (LIBOR 1M +
3.250%), 4/4/2026
b
917,559
CSC Holdings, LLC, Term Loan
628,875
3.990%,  (LIBOR 1M +
2.250%), 7/17/2025
b
629,227
1,340,000
4.240%,  (LIBOR 1M +
2.500%), 4/15/2027
b
1,344,462
Diamond Sports Group, LLC, Term
Loan
897,750
5.030%,  (LIBOR 1M +
3.250%), 8/24/2026
b
895,883
Entercom Media Corporation, Term
Loan
435,000
0.000%,  (LIBOR 1M +
2.500%), 11/17/2024
b,d,e
437,719
Frontier Communications
Corporation, Term Loan
888,793
5.550%,  (LIBOR 1M +
3.750%), 6/15/2024
b
891,877
HCP Acquisition, LLC, Term Loan
690,088
4.799%,  (LIBOR 1M +
3.000%), 5/16/2024
b
691,813
Intelsat Jackson Holdings SA, Term
Loan
490,000
5.682%,  (LIBOR 3M +
3.750%), 11/27/2023
b
490,436
Mediacom Illinois, LLC, Term Loan
338,962
3.380%,  (LIBOR 1W +
1.750%), 2/15/2024
b
339,810
NEP Group, Inc., Term Loan
712,800
5.049%,  (LIBOR 1M +
3.250%), 10/20/2025
b
698,843
SBA Senior Finance II, LLC, Term
Loan
478,785
3.550%,  (LIBOR 1M +
1.750%), 4/11/2025
b
480,183
Sprint Communications, Inc., Term
Loan
1,410,125
4.313%,  (LIBOR 1M +
2.500%), 2/3/2024
b
1,396,376
549,450
4.813%,  (LIBOR 1M +
3.000%), 2/3/2024
b
546,703
Terrier Media Buyer, Inc., Term Loan
425,000
0.000%,  (LIBOR 1M +
4.250%), 12/17/2026
b,d,e
428,986
TNS, Inc., Term Loan
282,626
5.930%,  (LIBOR 3M +
4.000%), 8/14/2022
b,c
274,147
Virgin Media Bristol, LLC, Term Loan
1,170,000
4.240%,  (LIBOR 1M +
2.500%), 1/31/2028
b
1,176,587
WideOpenWest Finance, LLC, Term
Loan
589,432
5.030%,  (LIBOR 1M +
3.250%), 8/19/2023
b
584,523
Windstream Services, LLC, Term
Loan
390,000
4.300%,  (LIBOR 1M +
2.500%), 2/26/2021
b
389,392

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
12
Principal
Amount Bank Loans ( 14.7% )
a
Value
Communications Services (3.3%) - continued
$ 203,439
9.750%,  (PRIME + 5.000%),
3/30/2021
b,f
$ 194,331
Total 14,876,133
Consumer Cyclical (2.5%)
1011778 B.C., LLC, Term Loan
1,260,000
0.000%,  (LIBOR 1M +
1.750%), 11/19/2026
b,d,e
1,261,247
Boyd Gaming Corporation, Term Loan
204,338
3.853%,  (LIBOR 1W +
2.250%), 9/15/2023
b
205,558
Cengage Learning, Inc., Term Loan
801,858
6.049%,  (LIBOR 1M +
4.250%), 6/7/2023
b
763,770
Eldorado Resorts, Inc., Term Loan
113,509
4.050%,  (LIBOR 1M +
2.250%), 4/17/2024
b
113,402
Four Seasons Hotels, Ltd., Term Loan
563,384
3.799%,  (LIBOR 1M +
2.000%), 11/30/2023
b
566,978
Golden Entertainment, Inc., Term
Loan
1,032,550
4.800%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,035,131
Golden Nugget, LLC, Term Loan
777,033
4.692%,  (LIBOR 3M +
2.750%), 10/4/2023
b
778,975
IAA, Inc., Term Loan
218,250
4.063%,  (LIBOR 1M +
2.250%), 6/28/2026
b,c
219,887
LCPR Loan Financing, LLC, Term
Loan
1,120,000
6.740%,  (LIBOR 1M + 5.000%),
10/25/2026
b
1,132,600
Mohegan Gaming and
Entertainment, Term Loan
897,897
5.799%,  (LIBOR 1M +
4.000%), 10/13/2023
b
863,903
Scientific Games International, Inc.,
Term Loan
1,819,481
4.549%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,822,520
Staples, Inc., Term Loan
243,775
6.191%,  (LIBOR 1M + 4.500%),
9/12/2024
b
239,663
791,300
6.691%,  (LIBOR 1M +
5.000%), 4/12/2026
b,d,e
776,764
Stars Group Holdings BV, Term Loan
880,604
5.445%,  (LIBOR 3M +
3.500%), 7/10/2025
b
887,543
Tenneco, Inc., Term Loan
643,500
4.799%,  (LIBOR 1M +
3.000%), 10/1/2025
b
628,082
Total 11,296,023
Consumer Non-Cyclical (3.0%)
Air Medical Group Holdings, Inc.,
Term Loan
1,768,900
5.035%,  (LIBOR 1M +
3.250%), 4/28/2022
b
1,728,817
Principal
Amount Bank Loans ( 14.7% )
a
Value
Consumer Non-Cyclical (3.0%) - continued
Albertson's LLC, Term Loan
$ 1,516,200
4.549%,  (LIBOR 1M +
2.750%), 8/17/2026
b,d,e
$ 1,528,375
Bausch Health Companies, Inc.,
Term Loan
1,029,856
4.740%,  (LIBOR 1M + 3.000%),
6/1/2025
b
1,035,005
Chobani, LLC, Term Loan
535,860
5.299%,  (LIBOR 1M +
3.500%), 10/10/2023
b
535,726
Endo International plc, Term Loan
1,427,683
6.063%,  (LIBOR 1M +
4.250%), 4/27/2024
b
1,363,438
Energizer Holdings, Inc., Term Loan
211,200
4.000%,  (LIBOR 1M +
2.250%), 1/2/2026
b
212,076
Grifols Worldwide Operations USA,
Inc., Term Loan
580,000
0.000%,  (LIBOR 1M +
2.000%), 11/15/2027
b,d,e
584,530
JBS USA LUX SA, Term Loan
865,000
3.799%,  (LIBOR 1M +
2.000%), 5/1/2026
b,d,e
870,043
Libbey Glass, Inc., Term Loan
294,661
4.710%,  (LIBOR 1M + 3.000%),
4/9/2021
b
237,939
Mallinckrodt International Finance
SA, Term Loan
714,545
4.909%,  (LIBOR 3M +
3.000%), 2/24/2025
b
577,889
McGraw-Hill Global Education
Holdings, LLC, Term Loan
700,599
5.799%,  (LIBOR 1M +
4.000%), 5/4/2022
b
668,098
MPH Acquisition Holdings, LLC, Term
Loan
1,440,000
4.695%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,417,622
Ortho-Clinical Diagnostics SA, Term
Loan
1,329,263
5.306%,  (LIBOR 3M +
3.250%), 6/1/2025
b,d,e
1,312,368
Plantronics, Inc., Term Loan
584,650
4.299%,  (LIBOR 1M +
2.500%), 7/2/2025
b
570,618
R.R. Donnelley & Sons Company,
Term Loan
99,497
6.799%,  (LIBOR 1M +
5.000%), 1/15/2024
b
99,995
Sotera Health Holdings, LLC, Term
Loan
455,000
6.289%,  (LIBOR 3M +
4.500%), 12/13/2026
b
455,996
Total 13,198,535
Energy (0.8%)
BCP Raptor II, LLC, Term Loan
402,975
6.549%,  (LIBOR 1M +
4.750%), 12/19/2025
b
370,737
Calpine Corporation, Term Loan
595,959
4.200%,  (LIBOR 3M +
2.250%), 1/15/2024
b
598,659

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
13
Principal
Amount Bank Loans ( 14.7% )
a
Value
Energy (0.8%) - continued
CONSOL Energy, Inc., Term Loan
$ 431,738
6.300%,  (LIBOR 1M +
4.500%), 9/28/2024
b
$ 381,008
Consolidated Energy Finance SA,
Term Loan
394,000
4.547%,  (LIBOR 3M +
2.500%), 5/7/2025
b,c
386,120
Fieldwood Energy, LLC, Term Loan
570,000
7.177%,  (LIBOR 3M + 5.250%),
4/11/2022
b,d,e
474,365
Radiate Holdco, LLC, Term Loan
1,548,161
4.799%,  (LIBOR 1M +
3.000%), 2/1/2024
b
1,552,806
Total 3,763,695
Financials (2.0%)
Avolon TLB Borrower 1 US, LLC, Term
Loan
736,822
3.515%,  (LIBOR 1M +
1.750%), 1/15/2025
b
741,118
Cyxtera DC Holdings, Inc., Term Loan
670,612
4.740%,  (LIBOR 1M + 3.000%),
5/1/2024
b
589,723
105,000
8.990%,  (LIBOR 1M + 7.250%),
5/1/2025
b
63,233
Digicel International Finance, Ltd.,
Term Loan
945,656
5.340%,  (LIBOR 3M +
3.250%), 5/27/2024
b
841,161
GGP Nimbus, LLC, Term Loan
1,041,812
4.299%,  (LIBOR 1M +
2.500%), 8/24/2025
b
1,034,218
Grizzly Finco, Term Loan
588,510
5.349%,  (LIBOR 3M +
3.250%), 10/1/2025
b,d,e
588,758
Harland Clarke Holdings Corporation,
Term Loan
803,950
6.695%,  (LIBOR 3M +
4.750%), 11/3/2023
b
638,135
Level 3 Financing Inc., Term Loan
725,000
3.549%,  (LIBOR 1M +
1.750%), 3/1/2027
b
727,269
MoneyGram International, Inc., Term
Loan
403,273
7.799%,  (LIBOR 1M + 6.000%),
6/30/2023
b,c
362,946
NCR Corporation, Term Loan
613,463
4.300%,  (LIBOR 1M +
2.500%), 8/28/2026
b,c
619,597
Sable International Finance, Ltd.,
Term Loan
1,491,307
5.049%,  (LIBOR 1M +
3.250%), 1/31/2026
b
1,499,464
Tronox Finance, LLC, Term Loan
1,235,476
4.610%,  (LIBOR 3M +
2.750%), 9/22/2024
b
1,237,020
Total 8,942,642
Principal
Amount Bank Loans ( 14.7% )
a
Value
Technology (1.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
$ 1,117,200
5.299%,  (LIBOR 1M +
3.500%), 8/21/2026
b
$ 1,122,384
Prime Security Services Borrower,
LLC, Term Loan
1,665,825
4.944%,  (LIBOR 1M +
3.250%), 9/23/2026
b,d,e
1,669,157
Rackspace Hosting, Inc., Term Loan
1,497,017
4.902%,  (LIBOR 3M +
3.000%), 11/3/2023
b
1,450,655
SS&C Technologies Holdings Europe
SARL, Term Loan
187,831
4.049%,  (LIBOR 1M +
2.250%), 4/16/2025
b
189,041
SS&C Technologies, Inc., Term Loan
270,905
4.049%,  (LIBOR 1M +
2.250%), 4/16/2025
b
272,649
Total 4,703,886
Utilities (0.3%)
Core and Main, LP, Term Loan
485,100
4.530%,  (LIBOR 3M +
2.750%), 8/1/2024
b
484,896
EnergySolutions, LLC, Term Loan
344,750
5.695%,  (LIBOR 3M +
3.750%), 5/11/2025
b
324,820
Talen Energy Supply, LLC, Term Loan
289,275
5.549%,  (LIBOR 1M +
3.750%), 7/8/2026
b
289,154
Total 1,098,870
Total Bank Loans
(cost $65,980,509) 65,393,745
Shares Common Stock ( 48.8% ) Value
Communications Services (2.5%)
5,326 Activision Blizzard, Inc. 316,471
1,697 Alphabet, Inc., Class A
g
2,272,945
908 Alphabet, Inc., Class C
g
1,214,014
81,377 Auto Trader Group plc
h
642,651
3,802 Carsales.com, Ltd. 44,338
24,690 Comcast Corporation 1,110,309
12,269 DISH Network Corporation
g
435,181
5,764 Facebook, Inc.
g
1,183,061
42,000 HKT Trust and HKT, Ltd. 59,190
1,462 Ipsos SA 47,582
41,614 Mediaset Espana Comunicacion SA 264,985
9,747 QuinStreet, Inc.
g
149,227
3,458 Rightmove plc 29,017
19,505 Seven West Media, Ltd.
g
4,524
14,400 TV Asahi Holdings Corporation 265,892
13,232 Twitter, Inc.
g
424,086
26,920 Verizon Communications, Inc. 1,652,888
4,940 ViacomCBS, Inc. 207,332
3,253 Wolters Kluwer NV 237,520
8,487 Zillow Group, Inc.
g
388,195
Total 10,949,408
Consumer Discretionary (4.5%)
2,001 Alibaba Group Holding, Ltd. ADR
g
424,412
1,720 Amazon.com, Inc.
g
3,178,285

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
14
Shares Common Stock ( 48.8% ) Value
Consumer Discretionary (4.5%) - continued
1,900 AOKI Holdings, Inc. $ 19,649
3,700 Aoyama Trading Company, Ltd. 52,066
4,062 Aptiv plc 385,768
2,100 Autobacs Seven Company, Ltd. 33,072
140 AutoZone, Inc.
g
166,783
3,000 Benesse Holdings, Inc. 78,854
6,589 Berkeley Group Holdings plc 424,086
331 Booking Holdings, Inc.
g
679,785
1,900 Bridgestone Corporation 70,585
2,258 Bright Horizons Family Solutions,
Inc.
g
339,355
1,851 Burlington Stores, Inc.
g
422,084
1,186 Century Casinos, Inc.
g
9,393
2,400 Chiyoda Company, Ltd. 35,323
2,376 Cie Generale des Etablissements
Michelin 292,390
32,800 Citizen Watch Company, Ltd. 178,632
7,080 Crocs, Inc.
g
296,581
5,171 D.R. Horton, Inc. 272,770
14,200 Denso Corporation 641,305
11,698 Designer Brands, Inc. 184,127
1,009 Emerald Expositions Events, Inc. 10,645
8,851 Etsy, Inc.
g
392,099
900 Exedy Corporation 20,359
3,597 G-III Apparel Group, Ltd.
g
120,499
5,768 Harley-Davidson, Inc. 214,512
7,163 Home Depot, Inc. 1,564,256
10,853 Lowe's Companies, Inc. 1,299,755
2,395 Lululemon Athletica, Inc.
g
554,850
800 McDonald's Corporation 158,088
1,350 Mohawk Industries, Inc.
g
184,113
30,623 Moneysupermarket.com Group plc 134,431
8,444 Movado Group, Inc. 183,573
11,200 NHK Spring Company, Ltd. 101,364
4,213 NIKE, Inc. 426,819
119,800 Nissan Motor Company, Ltd. 694,210
6,138 Norwegian Cruise Line Holdings,
Ltd.
g
358,521
134 NVR, Inc.
g
510,327
2,100 Onward Holdings Company, Ltd. 12,526
2,523 Oxford Industries, Inc. 190,285
7,000 Park24 Company, Ltd. 171,402
2,928 Playa Hotels and Resorts NV
g
24,595
1,600 PLENUS Company, Ltd. 28,711
13,586 Red Rock Resorts, Inc. 325,385
19,298 Redrow plc 190,478
3,211 RH
g,i
685,549
3,000 Rinnai Corporation 234,448
4,200 Sangetsu Company, Ltd. 79,195
1,400 SHIMAMURA Company, Ltd. 106,433
4,840 Sony Corporation ADR 329,120
2,941 Starbucks Corporation 258,573
49,700 Sumitomo Electric Industries, Ltd. 746,402
1,000 Sumitomo Forestry Company, Ltd. 14,726
37,400 Sumitomo Rubber Industries, Ltd. 456,046
7,535 Super Retail Group, Ltd. 53,474
800 Takara Standard Company, Ltd. 14,400
72,525 Taylor Wimpey plc 185,961
6,471 TJX Companies, Inc. 395,119
14,100 Toyoda Gosei Company, Ltd. 352,068
900 United Arrows, Ltd. 25,488
4,723 Zumiez, Inc.
g
163,132
Total 20,157,242
Consumer Staples (2.8%)
2,500 Arcs Company, Ltd. 52,527
Shares Common Stock ( 48.8% ) Value
Consumer Staples (2.8%) - continued
5,356 Bunge, Ltd. $ 308,238
3,329 Carlsberg AS 496,807
1,486 Casey's General Stores, Inc. 236,259
12,003 Coca-Cola Company 664,366
12,412 Colgate-Palmolive Company 854,442
1,101 Costco Wholesale Corporation 323,606
25,149 Cott Corporation 344,038
3,555 ForFarmers BV 22,888
799 Glanbia plc 9,195
27,379 Hain Celestial Group, Inc.
g
710,622
27,400 Japan Tobacco, Inc. 610,926
2,630 John B. Sanfilippo & Son, Inc. 240,066
2,190 Kimberly-Clark Corporation 301,234
12 Lindt & Spruengli AG 93,180
446 L'Oreal SA 131,886
800 Ministop Company, Ltd. 10,772
4,228 Monster Beverage Corporation
g
268,689
9,529 Nestle SA 1,031,660
9,445 PepsiCo, Inc. 1,290,848
3,212 Philip Morris International, Inc. 273,309
6,300 Procter & Gamble Company 786,870
4,700 Sugi Holdings Company, Ltd. 247,947
15,100 Sundrug Company, Ltd. 546,348
23,631 SunOpta, Inc.
g
59,078
170 Sysco Corporation 14,542
7,940 Turning Point Brands, Inc. 227,084
10,450 Unilever NV 599,736
4,486 Unilever plc 256,792
10,779 Wal-Mart Stores, Inc. 1,280,976
Total 12,294,931
Energy (2.1%)
15,940 BP plc ADR 601,576
5,027 Chevron Corporation 605,804
4,320 ConocoPhillips 280,930
6,067 Contura Energy, Inc.
g
54,906
3,946 Diamondback Energy, Inc. 366,425
18,650 Enbridge, Inc. 741,710
39,400 Enterprise Products Partners, LP 1,109,504
5,330 EOG Resources, Inc. 446,441
6,600 EQT Corporation 71,940
38,941 Euronav NV 488,320
3,970 Exxon Mobil Corporation 277,027
384 Gaztransport Et Technigaz SA 36,986
11,208 Halliburton Company 274,260
25,300 JXTG Holdings, Inc. 114,826
34,170 Marathon Oil Corporation 464,029
9,677 Marathon Petroleum Corporation 583,039
9,376 Nine Energy Service, Inc.
g
73,320
19,091 Pacific Drilling SA
g
77,891
31,574 Patterson-UTI Energy, Inc. 331,527
3,047 Pioneer Natural Resources Company 461,224
19,754 Royal Dutch Shell plc, Class A 585,003
31,984 Royal Dutch Shell plc, Class B 949,409
5,185 Talos Energy, Inc.
g
156,328
26,636 WPX Energy, Inc.
g
365,979
Total 9,518,404
Financials (9.1%)
18,010 AB Industrivarden 434,321
8,940 Aflac, Inc. 472,926
4,546 Allianz SE 1,113,901
17,487 Ally Financial, Inc. 534,403
2,810 American Financial Group, Inc. 308,116
5,430 American International Group, Inc. 278,722

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
15
Shares Common Stock ( 48.8% ) Value
Financials (9.1%) - continued
6,609 Ares Capital Corporation $ 123,258
1,497 Argo Group International Holdings,
Ltd. 98,428
24,323 Assured Guaranty, Ltd. 1,192,313
4,417 Baloise Holding AG 799,413
47,211 Bank Leumi Le-Israel BM 344,307
58,930 Bank of America Corporation 2,075,515
308 Bank of Marin Bancorp 13,875
11,384 Bank of Montreal 882,281
5,306 Bank of N.T. Butterfield & Son, Ltd. 196,428
5,389 Berkshire Hathaway, Inc.
g
1,220,608
1,056 BlackRock, Inc. 530,851
1,744 BOK Financial Corporation 152,426
9,491 Bridgewater Bancshares, Inc.
g
130,786
7,530 Capital One Financial Corporation 774,912
6,878 Charles Schwab Corporation 327,118
2,830 Chubb, Ltd. 440,518
49,611 CI Financial Corporation 829,429
19,931 Citigroup, Inc. 1,592,288
13,903 CNP Assurances 277,021
3,139 Cohen & Steers, Inc. 197,004
8,915 Comerica, Inc. 639,651
1,074 Commonwealth Bank of Australia 60,249
1,246 Community Trust Bancorp, Inc. 58,113
28,200 DBS Group Holdings, Ltd. 543,731
784 Deutsche Boerse AG 122,942
16,170 Deutsche Pfandbriefbank AG
h
263,356
24,635 DnB ASA 460,992
12,814 E*TRADE Financial Corporation 581,371
465 East West Bancorp, Inc. 22,645
2,033 Ellington Residential Mortgage REIT 22,058
1,025 Enstar Group, Ltd.
g
212,031
7,271 Euronext NV
h
594,334
313 FBL Financial Group, Inc. 18,445
23,200 Fifth Third Bancorp 713,168
370 Financial Institutions, Inc. 11,877
2,571 First Busey Corporation 70,702
485 First Citizens BancShares, Inc. 258,122
335 First Defiance Financial Corporation 10,549
140 First Financial Corporation 6,401
5,380 First Interstate BancSystem, Inc. 225,530
239 First Mid-Illinois Bancshares, Inc. 8,425
4,396 First Republic Bank 516,310
66,501 FlexiGroup, Ltd. 85,940
872 Goldman Sachs Group, Inc. 200,499
1,668 Great Southern Bancorp, Inc. 105,618
1,971 Hamilton Lane, Inc. 117,472
12,793 Hartford Financial Services Group,
Inc. 777,431
4,414 Heartland Financial USA, Inc. 219,552
18,719 Heritage Commerce Corporation 240,165
958 Hometrust Bancshares, Inc. 25,703
4,189 Horace Mann Educators Corporation 182,892
2,218 Houlihan Lokey, Inc. 108,394
131,218 HSBC Holdings plc 1,027,239
1,225 IA Financial Corporation, Inc. 67,290
4,793 IBERIABANK Corporation 358,660
433 Independent Bank Corporation 9,807
3,170 Intercontinental Exchange, Inc. 293,383
110,467 Israel Discount Bank, Ltd. 513,033
6,537 J.P. Morgan Chase & Company 911,258
1,815 Kemper Corporation 140,662
33,373 KeyCorp 675,470
900 L E Lundbergforetagen AB 39,509
646 Lakeland Bancorp, Inc. 11,227
8,228 Laurentian Bank of Canada
i
281,522
Shares Common Stock ( 48.8% ) Value
Financials (9.1%) - continued
938 M&T Bank Corporation $ 159,225
38,873 Manulife Financial Corporation 789,105
520 Markel Corporation
g
594,448
8,597 Meridian Bancorp, Inc. 172,714
7,830 MetLife, Inc. 399,095
3,229 MidWestOne Financial Group, Inc. 116,987
504 Moody's Corporation 119,655
6,540 Morgan Stanley 334,325
521 Muenchener Rueckversicherungs-
Gesellschaft AG 153,744
9,358 National Bank of Canada 519,444
2,860 New York Community Bancorp, Inc. 34,377
2,289 Northern Trust Corporation 243,183
1,208 Onex Corporation 76,440
2,245 Paragon Banking Group plc 16,028
2,150 Pargesa Holding SA 178,625
6,217 PCSB Financial Corporation 125,894
266 Peapack-Gladstone Financial
Corporation 8,219
10,505 Power Corporation of Canada 270,604
2,424 Power Financial Corporation 65,222
1,685 Primerica, Inc. 219,994
8,163 Prosight Global, Inc.
g
131,669
2,560 Prudential Financial, Inc. 239,974
214 QCR Holdings, Inc. 9,386
16,034 Radian Group, Inc. 403,415
5,010 Raymond James Financial, Inc. 448,195
3,982 Royal Bank of Canada 315,083
1,087 S&P Global, Inc. 296,805
9,023 Seacoast Banking Corporation of
Florida
g
275,833
263 SEI Investments Company 17,221
2,600 Senshu Ikeda Holdings, Inc. 4,943
6,231 State Auto Financial Corporation 193,286
21,175 Sun Life Financial, Inc. 965,517
1,776 Swiss Life Holding AG 890,967
10,403 Synovus Financial Corporation 407,798
2,381 T. Rowe Price Group, Inc. 290,101
2,796 Topdanmark AS 137,831
24,964 Toronto-Dominion Bank 1,400,122
4,489 TrustCo Bank Corporation 38,920
13,610 U.S. Bancorp 806,937
218 Washington Trust Bancorp, Inc. 11,726
1,091 Wells Fargo & Company 58,696
21,654 Zions Bancorporations NA 1,124,276
366 Zurich Insurance Group AG 150,133
Total 40,371,058
Health Care (6.7%)
7,923 Abbott Laboratories 688,192
2,580 Alexion Pharmaceuticals, Inc.
g
279,027
4,453 Amgen, Inc. 1,073,485
1,651 Anthem, Inc. 498,652
12,834 Bausch Health Companies, Inc.
g
383,993
1,811 Becton, Dickinson and Company 492,538
709 Biogen, Inc.
g
210,382
2,851 Catalent, Inc.
g
160,511
7,760 Centene Corporation
g
487,871
2,460 Cigna Holding Company 503,045
3,591 CSL, Ltd. 696,230
12,207 CVS Health Corporation 906,858
8,174 Danaher Corporation 1,254,545
3,051 Edwards Lifesciences Corporation
g
711,768
19,614 Gilead Sciences, Inc. 1,274,518
55,366 GlaxoSmithKline plc 1,300,946
3,269 Grifols SA 115,499

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
16
Shares Common Stock ( 48.8% ) Value
Health Care (6.7%) - continued
7,294 Halozyme Therapeutics, Inc.
g
$ 129,323
839 Illumina, Inc.
g
278,330
789 Intuitive Surgical, Inc.
g
466,417
2,649 Jazz Pharmaceuticals, Inc.
g
395,443
16,480 Johnson & Johnson 2,403,938
1,100 KYORIN Holdings, Inc. 19,171
349 Laboratory Corporation of America
Holdings
g
59,040
2,127 LHC Group, Inc.
g
293,016
2,530 Ligand Pharmaceuticals, Inc.
g,i
263,854
381 LNA Sante 21,204
17,338 Medtronic plc 1,966,996
19,659 Merck & Company, Inc. 1,787,986
1,175 Neurocrine Biosciences, Inc.
g
126,301
15,634 Novartis AG 1,480,377
17,847 Novo Nordisk AS 1,034,213
9,075 Optinose, Inc.
g,i
83,671
1,145 PerkinElmer, Inc. 111,179
15,261 Pfizer, Inc. 597,926
8,157 Pharming Group NV
g
14,373
5,339 Recordati SPA 225,065
4,857 Roche Holding AG 1,578,539
359 Sonova Holding AG 82,070
1,106 Stryker Corporation 232,194
6,367 Syneos Health, Inc.
g
378,677
3,992 Thermo Fisher Scientific, Inc. 1,296,881
6,328 UnitedHealth Group, Inc. 1,860,305
3,003 Universal Health Services, Inc. 430,810
1,721 Vertex Pharmaceuticals, Inc.
g
376,813
16,271 Wright Medical Group NV
g
495,940
3,544 Zoetis, Inc. 469,048
Total 29,997,160
Industrials (7.0%)
2,088 3M Company 368,365
5,498 Aalberts NV 247,454
10,437 AGCO Corporation 806,258
18,268 Altra Industrial Motion Corporation 661,484
6,987 AMETEK, Inc. 696,883
6,841 Arcosa, Inc. 304,767
5,199 ASGN, Inc.
g
368,973
7,954 Assa Abloy AB 185,928
23,174 Atlas Copco AB, Class A 925,006
11,526 Atlas Copco AB, Class B 400,195
1,553 Boeing Company 505,905
886 Brenntag AG 48,072
2,441 CIA De Distribucion Integral 55,058
128 Cintas Corporation 34,442
1,176 Crane Company 101,583
566 CSW Industrials, Inc. 43,582
3,792 CSX Corporation 274,389
4,560 Curtiss-Wright Corporation 642,458
10,710 Delta Air Lines, Inc. 626,321
122 Eaton Corporation plc 11,556
3,586 EMCOR Group, Inc. 309,472
7,366 Emerson Electric Company 561,731
5,056 Encore Wire Corporation 290,214
461 Expeditors International of
Washington, Inc. 35,967
198 Fraport AG Frankfurt Airport Services
Worldwide 16,807
29 Geberit AG 16,277
5,705 General Dynamics Corporation 1,006,077
289 Gorman-Rupp Company 10,838
1,900 GS Yuasa Corporation 40,953
32,976 GWA Group, Ltd.
i
76,724
Shares Common Stock ( 48.8% ) Value
Industrials (7.0%) - continued
2,200 Hanwa Company, Ltd. $ 57,572
5,900 Hino Motors, Ltd. 62,395
11,712 Honeywell International, Inc. 2,073,024
3,492 Huntington Ingalls Industries, Inc. 876,073
2,717 IDEX Corporation 467,324
7,800 Inaba Denki Sangyo Company, Ltd. 197,831
3,440 Ingersoll-Rand plc 457,245
8,470 Johnson Controls International plc 344,814
1,650 Kansas City Southern 252,714
11,151 Kennametal, Inc. 411,360
4,800 Kinden Corporation 74,580
9,274 Koninklijke Philips NV 453,350
9,393 Legrand SA 765,348
1,846 Lockheed Martin Corporation 718,796
78,000 Marubeni Corporation 576,293
8,823 Meritor, Inc.
g
231,074
32,000 Mitsubishi Corporation 847,724
13,700 Mitsubishi Electric Corporation 186,535
3,000 Mitsuboshi Belting, Ltd. 57,657
45,300 Mitsui & Company, Ltd. 805,231
12,813 National Express Group plc 79,861
9,800 Nitto Kogyo Corporation 227,102
5,470 Nobina AB
h
37,639
1,272 Norfolk Southern Corporation 246,933
3,906 Northgate plc 16,091
1,874 Old Dominion Freight Line, Inc. 355,648
16,006 PageGroup plc 110,885
2,350 Parker-Hannifin Corporation 483,677
430 Patrick Industries, Inc. 22,545
17,362 Primoris Services Corporation 386,131
4,476 Raven Industries, Inc. 154,243
33,536 RELX plc 846,567
7,505 Ritchie Brothers Auctioneers, Inc. 322,340
1,842 Saia, Inc.
g
171,527
7,571 Sandvik AB 147,463
7,119 Schneider Electric SE 731,407
16,396 Signify NV
h
513,177
23,414 SKF AB 474,048
152,800 Sojitz Corporation 492,489
15,762 Southwest Airlines Company 850,833
1,573 Spirax-Sarco Engineering plc 185,165
32,200 Sumitomo Corporation 478,278
1,500 Taikisha, Ltd. 53,218
873 Teledyne Technologies, Inc.
g
302,529
4,200 Toppan Forms Company, Ltd. 47,026
2,814 Transcontinental, Inc. 34,391
3,100 Tsubakimoto Chain Company 109,067
219 UniFirst Corporation 44,234
5,676 United Airlines Holdings, Inc.
g
499,999
2,515 United Rentals, Inc.
g
419,427
8,457 United Technologies Corporation 1,266,520
2,359 Valmont Industries, Inc. 353,331
5,889 Verisk Analytics, Inc. 879,463
4,709 Volvo AB 78,834
1,104 Waste Connections, Inc. 100,232
1,700 Yuasa Trading Company, Ltd. 57,215
Total 31,170,214
Information Technology (9.1%)
3,759 Accenture plc 791,533
1,551 Adobe, Inc.
g
511,535
2,090 Advanced Energy Industries, Inc.
g
148,808
27,997 Advanced Micro Devices, Inc.
g
1,283,942
9,684 Akamai Technologies, Inc.
g
836,504
3,599 Alliance Data Systems Corporation 403,808
9,849 Amadeus IT Holding SA 806,605

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
17
Shares Common Stock ( 48.8% ) Value
Information Technology (9.1%) - continued
6,430 Amphenol Corporation $ 695,919
2,478 ANSYS, Inc.
g
637,862
14,422 Apple, Inc. 4,235,021
655 Arista Networks, Inc.
g
133,227
4,702 Automatic Data Processing, Inc. 801,691
4,564 BE Semiconductor Industries NV 177,189
4,027 Blackline, Inc.
g
207,632
686 Broadcom, Ltd. 216,790
1,274 Broadridge Financial Solutions, Inc. 157,390
7,200 Canon, Inc. 197,053
16,220 CGI, Inc.
g
1,357,381
18,635 Ciena Corporation
g
795,528
57,171 Cisco Systems, Inc. 2,741,921
2,355 Clearwater Energy, Inc. 45,028
2,975 Computer Services, Inc. 132,388
12,059 Computershare, Ltd. 142,174
807 Dialog Semiconductor plc
g
40,985
11,798 Dolby Laboratories, Inc. 811,702
268 Euronet Worldwide, Inc.
g
42,226
1,724 Fiserv, Inc.
g
199,346
900 Fuji Soft, Inc. 34,660
30,285 Halma plc 848,066
377 International Business Machines
Corporation 50,533
3,120 Intuit, Inc. 817,222
1,128 Jack Henry & Associates, Inc. 164,316
2,552 KLA-Tencor Corporation 454,690
1,030 Lam Research Corporation 301,172
5,566 Lattice Semiconductor Corporation
g
106,533
5,748 MasterCard, Inc. 1,716,295
1,122 Maxim Integrated Products, Inc. 69,014
3,276 Microchip Technology, Inc. 343,063
17,961 Micron Technology, Inc.
g
965,943
34,881 Microsoft Corporation 5,500,734
882 Monolithic Power Systems, Inc. 157,014
2,042 Motorola Solutions, Inc. 329,048
7,054 National Instruments Corporation 298,666
5,200 NEC Networks & System Integration
Corporation 184,174
1,752 Nice, Ltd. ADR
g
271,823
12,100 Nuance Communications, Inc.
g
215,743
1,246 NVIDIA Corporation 293,184
13,206 Oracle Corporation 699,654
4,552 PayPal Holdings, Inc.
g
492,390
2,664 Plexus Corporation
g
204,968
3,960 QUALCOMM, Inc. 349,391
1,428 Rogers Corporation
g
178,114
2,100 Ryoyo Electro Corporation 38,943
9,589 SailPoint Technologies Holdings, Inc.
g
226,300
3,107 Salesforce.com, Inc.
g
505,323
351 Samsung Electronics Company, Ltd.
GDR 420,040
1,265 ServiceNow, Inc.
g
357,135
2,537 Square, Inc.
g
158,715
4,500 Synopsys, Inc.
g
626,400
5,614 TE Connectivity, Ltd. 538,046
8,712 Teradyne, Inc. 594,071
12,791 Texas Instruments, Inc. 1,640,957
400 TTM Technologies, Inc.
g
6,020
1,287 VeriSign, Inc.
g
247,979
5,962 Virtusa Corporation
g
270,257
5,679 Visa, Inc. 1,067,084
1,280 VMware, Inc. 194,291
Total 40,489,159
Shares Common Stock ( 48.8% ) Value
Materials (1.7%)
8,980 Alcoa Corporation
g
$ 193,160
579 AptarGroup, Inc. 66,944
6,883 Ball Corporation 445,124
6,940 CF Industries Holdings, Inc. 331,316
7,150 Eastman Chemical Company 566,709
4,661 Ecolab, Inc. 899,526
10,031 Granges AB 105,927
15,530 Hexpol AB 152,621
2,700 Hokuetsu Corporation 13,880
4,511 Koninklijke DSM NV 589,796
9,000 Kyoei Steel, Ltd. 175,380
1,600 Lintec Corporation 35,620
13,480 Louisiana-Pacific Corporation 399,952
500 Maruichi Steel Tube, Ltd. 14,051
6,400 Nippon Light Metal Holdings
Company, Ltd. 13,756
42,900 Nippon Steel Corporation 646,629
600 Nissan Chemical Industries, Ltd. 25,127
5,310 Nucor Corporation 298,847
3,519 PPG Industries, Inc. 469,751
22,087 Sandfire Resources NL 92,803
500 Sanyo Special Steel Company, Ltd. 7,202
931 Sherwin-Williams Company 543,276
11,358 Steel Dynamics, Inc. 386,626
1,500 Taiyo Holdings Company, Ltd. 61,015
6,800 Toagosei Company, Ltd. 78,398
17,500 Toray Industries, Inc. 118,572
2,332 United States Lime & Minerals, Inc. 210,580
12,092 UPM-Kymmene Oyj 419,528
10,156 Verso Corporation
g
183,113
Total 7,545,229
Real Estate (2.3%)
3,566 Agree Realty Corporation 250,226
3,369 Alexandria Real Estate Equities, Inc. 544,363
6,422 Allied Properties REIT 257,513
5,436 Alstria Office REIT AG 102,135
9,307 American Campus Communities, Inc. 437,708
1,307 American Tower Corporation 300,375
6,075 Apple Hospitality REIT, Inc. 98,719
100,004 Ascendas REIT 220,944
13,100 Ascott Trust
c,g
12,954
5,281 Camden Property Trust 560,314
10,519 Castellum AB 247,074
3,846 Choice Properties REIT 41,198
189 Cofinimmo SA 27,772
1,156 CoreSite Realty Corporation 129,611
7,240 Cousins Properties, Inc. 298,288
4,800 Daito Trust Construction Company,
Ltd. 593,166
809 Deutsche EuroShop AG 23,975
2,691 Digital Realty Trust, Inc. 322,220
6,489 Douglas Emmett, Inc. 284,867
12,261 Duke Realty Corporation 425,089
1,997 Entra ASA
h
33,014
3,812 Equity Residential 308,467
1,068 Essex Property Trust, Inc. 321,319
3,124 First Capital REIT 49,727
1,451 First Industrial Realty Trust, Inc. 60,231
8,460 Granite REIT 429,857
28,253 Host Hotels & Resorts, Inc. 524,093
49,000 Hysan Development Company, Ltd. 192,142
263 Kilroy Realty Corporation 22,066
11,322 Klepierre SA 430,735
317 LEG Immobilien AG 37,437
25,800 Mapletree Commercial Trust 45,879

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
18
Shares Common Stock ( 48.8% ) Value
Real Estate (2.3%) - continued
3,676 Merlin Properties Socimi SA $ 52,837
10,976 MGIC Investment Corporation 155,530
56,717 Mirvac Group 126,950
1,305 National Retail Properties, Inc. 69,974
1,628 National Storage Affiliates Trust 54,733
592 Northview Apartment REIT 13,513
7,969 Physicians Realty Trust 150,933
159 PS Business Parks, Inc. 26,214
4,855 PSP Swiss Property AG 670,352
5,904 Quebecor, Inc. 150,675
6,951 RioCan REIT 143,243
19,000 Road King Infrastructure, Ltd. 36,808
4,020 Store Capital Corporation 149,705
2,744 Swiss Prime Site AG 317,465
15,053 TAG Immobilien AG 373,853
2,003 Terreno Realty Corporation 108,442
44,700 Wing Tai Holdings, Ltd. 67,136
Total 10,301,841
Utilities (1.0%)
20,997 AGL Energy, Ltd. 302,222
8,449 Alliant Energy Corporation 462,329
7,119 CMS Energy Corporation 447,358
20,751 Enagas SA 529,308
4,739 Entergy Corporation 567,732
19,122 Exelon Corporation 871,772
2,764 New Jersey Resources Corporation 123,192
2,751 Northland Power, Inc. 57,624
1,961 NorthWestern Corporation 140,545
4,588 PNM Resources, Inc. 232,657
5,491 Public Service Enterprise Group, Inc. 324,244
1,840 Spire, Inc. 153,290
398 Unitil Corporation 24,604
Total 4,236,877
Total Common Stock
(cost $185,551,406) 217,031,523
Principal
Amount Long-Term Fixed Income ( 24.2% ) Value
Asset-Backed Securities (2.0%)
Babson CLO, Ltd.
675,000
4.866%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,h
645,654
Bayview Opportunity Master Fund
Trust
90,191
3.228%,  8/28/2034, Ser.
2019-LT1, Class A1
h
90,209
Benefit Street Partners CLO IV, Ltd.
300,000
3.716%,  (LIBOR 3M + 1.750%),
1/20/2029, Ser. 2014-IVA,
Class A2RR
b,h
300,050
Business Jet Securities, LLC
387,251
4.447%,  6/15/2033, Ser.
2018-2, Class A
h
392,890
Cent CLO, LP
850,000
4.240%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,h
833,151
College Ave Student Loans, LLC
231,982
3.442%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,h
231,508
Principal
Amount Long-Term Fixed Income ( 24.2% ) Value
Asset-Backed Securities (2.0%) - continued
Foundation Finance Trust
$ 180,445
3.300%,  7/15/2033, Ser.
2017-1A, Class A
h
$ 181,226
Harley Marine Financing, LLC
449,812
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
398,084
Madison Park Funding XIV, Ltd.
500,000
3.353%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
495,387
OHA Credit Funding 1, Ltd.
390,000
3.416%,  (LIBOR 3M + 1.450%),
10/20/2030, Ser. 2018-1A,
Class A2
b,h
386,778
OZLM Funding II, Ltd.
785,000
3.436%,  (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,h
779,875
OZLM IX, Ltd.
425,000
3.516%,  (LIBOR 3M + 1.550%),
10/20/2031, Ser. 2014-9A,
Class A1BR
b,h
420,823
Palmer Square Loan Funding, Ltd.
300,000
4.216%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,h
295,161
Park Avenue Institutional Advisers
CLO, Ltd.
800,000
3.466%,  (LIBOR 3M +
1.500%), 10/20/2031, Ser.
2018-1A, Class A1B
b,h
791,550
Pretium Mortgage Credit Partners,
LLC
387,608
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
h,j
386,213
187,540
4.826%,  9/25/2058, Ser.
2018-NPL4, Class A1
h,j
188,447
Riserva CLO, Ltd.
350,000
3.703%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,h
349,835
Sound Point CLO X, Ltd.
400,000
4.666%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,h
382,693
Sound Point CLO XXI, Ltd.
800,000
3.386%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
789,762
THL Credit Wind River CLO, Ltd.
350,000
4.836%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,h
339,272
Vericrest Opportunity Loan
Transferee
319,961
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
h,j
319,802
Total 8,998,370
Basic Materials (0.4%)
Anglo American Capital plc
86,000 4.125%,  9/27/2022
h
89,413

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
19
Principal
Amount Long-Term Fixed Income ( 24.2% ) Value
Basic Materials (0.4%) - continued
BHP Billiton Finance USA, Ltd.
$ 144,000 6.750%,  10/19/2075
b,h
$ 169,080
Chemours Company
130,000 6.625%,  5/15/2023 130,498
First Quantum Minerals, Ltd.
240,000 7.500%,  4/1/2025
h
245,400
Kinross Gold Corporation
44,000 5.125%,  9/1/2021 45,760
Krayton Polymers, LLC
120,000 7.000%,  4/15/2025
h
123,600
Novelis Corporation
230,000 5.875%,  9/30/2026
h
244,744
Olin Corporation
200,000 5.125%,  9/15/2027 208,500
Peabody Securities Finance
Corporation
170,000 6.375%,  3/31/2025
h
156,400
Syngenta Finance NV
71,000 3.933%,  4/23/2021
h
72,196
Tronox Finance plc
130,000 5.750%,  10/1/2025
h
132,434
Xstrata Finance Canada, Ltd.
66,000 4.950%,  11/15/2021
h
69,021
Total 1,687,046
Capital Goods (1.2%)
AECOM
250,000 5.125%,  3/15/2027 268,750
Aerojet Rocketdyne Holdings, Inc.,
Convertible
240,000 2.250%,  12/15/2023 435,755
Amsted Industries, Inc.
150,000 5.625%,  7/1/2027
h
159,000
Ardagh Packaging Finance plc
220,000 6.000%,  2/15/2025
h
230,725
Bombardier, Inc.
340,000 7.500%,  3/15/2025
h
350,622
Building Materials Corporation of
America
280,000 6.000%,  10/15/2025
h
294,350
Caterpillar Financial Services
Corporation
65,000 1.850%,  9/4/2020 64,969
53,000 1.900%,  9/6/2022 53,080
Cemex SAB de CV
220,000 5.450%,  11/19/2029
h
229,900
Chart Industries, Inc., Convertible
29,000 1.000%,  11/15/2024
h
38,109
Cintas Corporation No. 2
64,000 2.900%,  4/1/2022 65,261
CNH Industrial Capital, LLC
64,000 4.875%,  4/1/2021 66,080
Covanta Holding Corporation
120,000 6.000%,  1/1/2027 126,600
Crown Americas Capital Corporation
IV
190,000 4.500%,  1/15/2023 199,737
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 59,375
Dycom Industries, Inc., Convertible
156,000 0.750%,  9/15/2021 151,191
Principal
Amount Long-Term Fixed Income ( 24.2% ) Value
Capital Goods (1.2%) - continued
General Electric Company
$ 260,000 5.000%,  1/21/2021
b,k
$ 254,660
H&E Equipment Services, Inc.
185,000 5.625%,  9/1/2025 193,787
KBR, Inc., Convertible
237,000 2.500%,  11/1/2023
h,i
314,025
Lockheed Martin Corporation
65,000 2.500%,  11/23/2020 65,339
Owens-Brockway Glass Container,
Inc.
225,000 5.000%,  1/15/2022
h
233,548
Parker-Hannifin Corporation
70,000 2.700%,  6/14/2024 71,454
Patrick Industries, Inc., Convertible
48,000 1.000%,  2/1/2023 46,110
Republic Services, Inc.
34,000 2.500%,  8/15/2024 34,359
Reynolds Group Issuer, Inc.
340,000 5.125%,  7/15/2023
h
348,075
Rockwell Collins, Inc.
41,000 2.800%,  3/15/2022 41,704
Roper Technologies, Inc.
33,000 2.350%,  9/15/2024 33,159
Textron Financial Corporation
500,000
3.645%,  (LIBOR 3M +
1.735%), 2/15/2042
b,h
397,500
TTM Technologies, Inc., Convertible
172,000 1.750%,  12/15/2020 270,992
United Rentals North America, Inc.
290,000 5.500%,  7/15/2025 301,328
United Technologies Corporation
78,000 3.950%,  8/16/2025 85,022
Waste Management, Inc.
35,000 2.950%,  6/15/2024 36,141
Total 5,520,707
Collateralized Mortgage Obligations (4.4%)
Alternative Loan Trust 2007-6
163,443
5.750%,  4/25/2047, Ser.
2007-6, Class A4 141,677
Antler Mortgage Trust
400,000
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
h
401,888
1,225,000
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
h
1,232,937
Banc of America Alternative Loan
Trust
249,180
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 239,205
Banc of America Mortgage Securities
Trust
285,165
3.986%,  9/25/2035, Ser.
2005-H, Class 3A1
b
282,605
59,365
4.026%,  9/25/2035, Ser.
2005-H, Class 2A1
b
58,485
266,827
6.000%,  5/25/2036, Ser.
2006-1, Class A5 262,196
Bear Stearns Adjustable Rate
Mortgage Trust
80,684
3.971%,  1/25/2034, Ser.
2003-8, Class 5A
b
80,932

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
20
Principal
Amount Long-Term Fixed Income ( 24.2% ) Value
Collateralized Mortgage Obligations (4.4%) -
continued
Bellemeade Re 2018-1, Ltd.
$ 614,664
3.392%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,h
$ 615,504
CHL Mortgage Pass-Through Trust
280,064
3.447%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
256,042
138,425
3.855%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
136,244
433,703
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 359,225
CIM Trust
309,565
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,h
323,144
Citigroup Mortgage Loan Trust, Inc.
364,570
4.738%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
362,541
Countrywide Alternative Loan Trust
293,522
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 171,935
Countrywide Home Loan Mortgage
Pass Through Trust
156,204
3.625%,  11/25/2035, Ser.
2005-22, Class 2A1
b
141,431
Credit Suisse First Boston Mortgage
Securities Corporation
119,537
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 121,155
Credit Suisse Mortgage Capital
Certificates
293,874
3.322%,  10/25/2058, Ser.
2019-RPL8, Class A1
b,h
294,136
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
227,047
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 232,893
166,926
3.407%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
159,048
Eagle Re, Ltd.
500,000
3.592%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,h
500,702
Federal Home Loan Mortgage
Corporation
996,186
3.500%,  8/15/2035, Ser.
345, Class C8
l
124,335
Federal Home Loan Mortgage
Corporation - REMIC
915,950
3.000%,  5/15/2027, Ser.
4046, Class GI
l
60,764
925,999
3.500%,  10/15/2032, Ser.
4119, Class KI
l
118,568
1,048,654
3.000%,  4/15/2033, Ser.
4203, Class DI
l
83,831
Federal National Mortgage
Association - REMIC
1,162,476
3.000%,  7/25/2027, Ser.
2012-73, Class DI
l
86,807
924,996
3.000%,  7/25/2027, Ser.
2012-74, Class AI
l
60,976
1,855,293
3.000%,  8/25/2027, Ser.
2012-95, Class HI
l
119,439
Principal
Amount Long-Term Fixed Income ( 24.2% ) Value
Collateralized Mortgage Obligations (4.4%) -
continued
$ 2,135,138
3.000%,  11/25/2027, Ser.
2012-121, Class BI
l
$ 152,928
1,327,536
3.000%,  12/25/2027, Ser.
2012-139, Class DI
l
91,055
655,542
2.500%,  1/25/2028, Ser.
2012-152, Class AI
l
42,358
1,762,003
3.000%,  1/25/2028, Ser.
2012-147, Class EI
l
120,116
732,748
3.000%,  2/25/2028, Ser.
2013-2, Class GI
l
52,615
2,759,882
3.000%,  3/25/2028, Ser.
2013-18, Class IL
l
183,282
680,586
2.500%,  6/25/2028, Ser.
2013-87, Class IW
l
43,279
1,026,466
3.000%,  11/25/2031, Ser.
2013-69, Class IO
l
64,626
630,823
3.000%,  2/25/2033, Ser.
2013-1, Class YI
l
74,407
Genworth Mortgage Insurance
Corporation
175,000
3.692%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,h
175,635
GMAC Mortgage Corporation Loan
Trust
109,609
3.994%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
106,434
53,711
2.292%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,m
65,044
GMACM Mortgage Loan Trust
76,203
4.312%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
75,018
GSAA Home Equity Trust
76,740
4.484%,  8/25/2034, Ser.
2004-10, Class M2
j
79,364
IndyMac INDA Mortgage Loan Trust
840,628
3.882%,  8/25/2036, Ser.
2006-AR1, Class A1
b
811,351
IndyMac INDX Mortgage Loan Trust
366,899
2.002%,  (LIBOR 1M +
0.210%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
345,744
IndyMac Seconds Asset-Backed Trust
159,944
2.132%,  (LIBOR 1M +
0.340%), 10/25/2036, Ser.
2006-2B, Class A
b,m
88,054
J.P. Morgan Alternative Loan Trust
401,247
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 329,318
Legacy Mortgage Asset Trust
428,062
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
h
432,079
471,310
3.250%,  11/25/2059, Ser.
2019-GS7, Class A1
h,j
471,479
Master Asset Securitization Trust
517,559
2.292%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
211,412
Merrill Lynch Mortgage Investors
Trust
292,958
4.326%,  6/25/2035, Ser.
2005-A5, Class M1
b
309,821

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
21
Principal
Amount Long-Term Fixed Income ( 24.2% ) Value
Collateralized Mortgage Obligations (4.4%) -
continued
Preston Ridge Partners Mortgage
Trust, LLC
$ 143,395
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
h,j
$ 143,741
443,483
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
h,j
444,512
412,561
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,h
412,098
Pretium Mortgage Credit Partners,
LLC
352,242
4.213%,  7/25/2060, Ser.
2019-NPL1, Class A1
h,j
352,875
Radnor RE, Ltd.
525,000
4.492%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,h
526,714
RCO 2017-INV1 Trust
517,710
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,h
515,724
RCO Mortgage, LLC
220,163
3.475%,  11/25/2024, Ser.
2019-2, Class A1
h,j
219,860
Renaissance Home Equity Loan Trust
535,303
5.285%,  1/25/2037, Ser.
2006-4, Class AF2
j
269,559
Residential Accredit Loans, Inc. Trust
178,591
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 178,002
190,129
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 187,180
149,559
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 140,369
Residential Asset Securitization Trust
202,512
3.528%,  1/25/2034, Ser.
2004-IP1, Class A1
b
201,913
Residential Funding Mortgage
Security I Trust
304,067
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 296,526
Stanwich Mortgage Loan Trust
172,529
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
h,j
172,217
Starwood Mortgage Residential Trust
364,467
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,h
370,546
Structured Adjustable Rate Mortgage
Loan Trust
105,157
4.240%,  7/25/2035, Ser.
2005-15, Class 4A1
b
98,344
210,931
4.080%,  9/25/2035, Ser.
2005-18, Class 1A1
b
185,845
Structured Asset Mortgage
Investments, Inc.
410,952
2.102%,  (LIBOR 1M + 0.310%),
12/25/2035, Ser. 2005-AR4,
Class A1
b
420,204
Toorak Mortgage Corporation
500,000
4.375%,  8/25/2021, Ser.
2018-1, Class A1
h,j
502,251
500,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
h,j
504,452
Principal
Amount Long-Term Fixed Income ( 24.2% ) Value
Collateralized Mortgage Obligations (4.4%) -
continued
Vericrest Opportunity Loan
Transferee
$ 125,000
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
h,j
$ 124,940
Vericrest Opportunity Loan Trust
172,069
3.967%,  3/25/2049, Ser.
2019-NPL3, Class A1
h,j
172,952
179,794
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
h,j
179,482
600,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
h,j
598,652
Verus Securitization Trust
316,467
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,h
318,333
Wachovia Asset Securitization, Inc.
260,304
1.848%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,h,m
244,686
WaMu Mortgage Pass Through
Certificates
303,673
3.119%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
289,619
155,664
2.979%,  (12 MTA + 0.740%),
1/25/2047, Ser. 2006-AR19,
Class 1A
b
151,454
Wells Fargo Home Equity Trust
208,993
2.292%,  (LIBOR 1M +
0.500%), 4/25/2034, Ser.
2004-1, Class M1
b
205,999
Total 19,783,113
Commercial Mortgage-Backed Securities (0.2%)
Federal National Mortgage
Association
342,671 4.500%,  5/1/2048 361,252
Federal National Mortgage
Association - ACES
4,995,477
1.468%,  2/25/2031, Ser.
2019-M21, Class X2
b,l
556,310
Total 917,562
Communications Services (1.9%)
AMC Networks, Inc.
140,000 5.000%,  4/1/2024 142,800
American Tower Corporation
65,000 2.800%,  6/1/2020 65,187
50,000 3.375%,  5/15/2024 51,887
41,000 2.950%,  1/15/2025 41,888
AT&T, Inc.
140,000 4.450%,  4/1/2024 151,652
CCO Holdings, LLC
125,000 5.500%,  5/1/2026
h
131,719
110,000 5.125%,  5/1/2027
h
116,050
CCOH Safari, LLC
305,000 5.750%,  2/15/2026
h
321,781
Charter Communications Operating,
LLC
78,000 3.579%,  7/23/2020 78,496
36,000 4.500%,  2/1/2024 38,715
37,000 4.908%,  7/23/2025 40,728

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
22
Principal
Amount Long-Term Fixed Income ( 24.2% ) Value
Communications Services (1.9%) - continued
Comcast Corporation
$ 88,000 1.625%,  1/15/2022 $ 87,763
39,000 3.700%,  4/15/2024 41,552
39,000 3.950%,  10/15/2025 42,532
Cox Communications, Inc.
51,000 2.950%,  6/30/2023
h
51,930
Crown Castle International
Corporation
35,000 3.400%,  2/15/2021 35,470
44,000 3.150%,  7/15/2023 45,379
32,000 4.450%,  2/15/2026 35,026
CSC Holdings, LLC
200,000 5.500%,  5/15/2026
h
211,748
Deutsche Telekom International
Finance BV
34,000 2.485%,  9/19/2023
h
34,220
Discovery Communications, LLC
85,000 2.950%,  3/20/2023 86,579
DISH Network Corporation,
Convertible
1,104,000 3.375%,  8/15/2026 1,061,938
Embarq Corporation
110,000 7.995%,  6/1/2036 116,325
Fox Corporation
76,000 4.030%,  1/25/2024
h
80,975
Frontier Communications
Corporation
190,000 8.000%,  4/1/2027
h
198,550
GCI Liberty, Inc., Convertible
759,000 1.750%,  9/30/2046
h
1,044,763
Gray Escrow, Inc.
220,000 7.000%,  5/15/2027
h
244,475
iHeartCommunications, Inc.
170,000 4.750%,  1/15/2028
h
174,250
Level 3 Financing, Inc.
190,000 5.250%,  3/15/2026 197,600
100,000 4.625%,  9/15/2027
h
102,380
Liberty Interactive, LLC, Convertible
118,000 1.800%,  1/15/2031 102,360
Liberty Media Corporation,
Convertible
451,000 1.000%,  1/30/2023 599,921
Moody's Corporation
44,000 2.750%,  12/15/2021 44,668
Neptune Finco Corporation
100,000 10.875%,  10/15/2025
h
111,750
Netflix, Inc.
200,000 4.875%,  4/15/2028 207,740
Nexstar Escrow Corporation
74,000 5.625%,  8/1/2024
h
77,145
100,000 5.625%,  7/15/2027
h
105,380
Sirius XM Radio, Inc.
220,000 5.000%,  8/1/2027
h
232,100
Sprint Corporation
420,000 7.625%,  2/15/2025 460,887
Telesat Canada / Telesat, LLC
130,000 4.875%,  6/1/2027
h
132,275
T-Mobile USA, Inc.
340,000 4.500%,  2/1/2026 348,500
Twitter, Inc., Convertible
379,000 0.250%,  6/15/2024 366,209
Principal
Amount Long-Term Fixed Income ( 24.2% ) Value
Communications Services (1.9%) - continued
Verizon Communications, Inc.
$ 102,000 2.946%,  3/15/2022 $ 104,238
81,000
3.010%,  (LIBOR 3M + 1.100%),
5/15/2025
b
82,856
Viacom, Inc.
65,000 4.250%,  9/1/2023 69,184
100,000 5.875%,  2/28/2057
b
104,000
Virgin Media Secured Finance plc
200,000 5.500%,  8/15/2026
h
210,000
Vodafone Group plc
52,000 3.750%,  1/16/2024 54,963
Total 8,488,534
Consumer Cyclical (1.3%)
1011778 B.C., ULC
240,000 4.375%,  1/15/2028
h
240,600
Allison Transmission, Inc.
305,000 5.000%,  10/1/2024
h
312,244
American Honda Finance
Corporation
66,000 2.000%,  2/14/2020 65,997
52,000 2.050%,  1/10/2023 52,196
BMW Finance NV
34,000 2.250%,  8/12/2022
h
34,141
Brookfield Property REIT, Inc.
110,000 5.750%,  5/15/2026
h
116,050
Brookfield Residential Properties,
Inc.
240,000 6.250%,  9/15/2027
h
253,200
Cinemark USA, Inc.
263,000 4.875%,  6/1/2023 267,274
D.R. Horton, Inc.
60,000 2.550%,  12/1/2020 60,261
Daimler Finance North America, LLC
32,000 2.550%,  8/15/2022
h
32,224
Ford Motor Credit Company, LLC
64,000 3.336%,  3/18/2021 64,469
78,000 5.596%,  1/7/2022 82,171
61,000 3.350%,  11/1/2022 61,587
25,000 4.063%,  11/1/2024 25,497
General Motors Financial Company,
Inc.
64,000 2.650%,  4/13/2020 64,079
64,000 4.375%,  9/25/2021 66,304
36,000 4.200%,  11/6/2021 37,317
43,000 3.150%,  6/30/2022 43,809
68,000 3.950%,  4/13/2024 71,047
Hanesbrands, Inc.
170,000 4.875%,  5/15/2026
h
179,987
Harley-Davidson Financial Services,
Inc.
52,000 4.050%,  2/4/2022
h
53,668
Hilton Domestic Operating Company,
Inc.
220,000 4.875%,  1/15/2030 233,069
Home Depot, Inc.
65,000 2.625%,  6/1/2022 66,290
Hyundai Capital America
52,000 3.000%,  6/20/2022
h
52,553
L Brands, Inc.
135,000 6.694%,  1/15/2027 135,000

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
23
Principal
Amount Long-Term Fixed Income ( 24.2% ) Value
Consumer Cyclical (1.3%) - continued
Landry's, Inc.
$ 120,000 6.750%,  10/15/2024
h
$ 124,200
Lennar Corporation
65,000 2.950%,  11/29/2020 65,163
20,000 4.125%,  1/15/2022 20,500
265,000 4.500%,  4/30/2024 279,906
Live Nation Entertainment, Inc.
100,000 5.625%,  3/15/2026
h
106,500
105,000 4.750%,  10/15/2027
h
108,675
Macy's Retail Holdings, Inc.
9,000 3.875%,  1/15/2022 9,169
25,000 2.875%,  2/15/2023 24,908
Mattamy Group Corporation
200,000 5.250%,  12/15/2027
h
208,000
McDonald's Corporation
70,000 3.350%,  4/1/2023 72,867
MGM Resorts International
170,000 6.000%,  3/15/2023 186,575
185,000 5.750%,  6/15/2025 207,200
Prime Security Services Borrower,
LLC
235,000 5.750%,  4/15/2026
h
255,417
Ralph Lauren Corporation
60,000 2.625%,  8/18/2020 60,228
Ryman Hospitality Properties, Inc.
130,000 4.750%,  10/15/2027
h
134,225
Scientific Games International, Inc.
110,000 5.000%,  10/15/2025
h
115,225
40,000 7.000%,  5/15/2028
h
42,800
ServiceMaster Company, LLC
220,000 5.125%,  11/15/2024
h
228,250
Six Flags Entertainment Corporation
110,000 4.875%,  7/31/2024
h
113,988
120,000 5.500%,  4/15/2027
h
127,950
Staples, Inc.
130,000 7.500%,  4/15/2026
h
134,875
Viking Cruises, Ltd.
160,000 5.875%,  9/15/2027
h
171,000
Visa, Inc.
65,000 2.200%,  12/14/2020 65,230
Volkswagen Group of America
Finance, LLC
62,000 4.250%,  11/13/2023
h
66,025
Yum! Brands, Inc.
60,000 4.750%,  1/15/2030
h
62,850
Total 5,662,760
Consumer Non-Cyclical (1.5%)
Abbott Laboratories
88,000 2.550%,  3/15/2022 89,405
46,000 3.400%,  11/30/2023 48,350
AbbVie, Inc.
44,000 2.900%,  11/6/2022 44,883
68,000 2.300%,  11/21/2022
h
68,322
104,000 3.600%,  5/14/2025 109,684
Albertson's Companies, LLC
220,000 6.625%,  6/15/2024 230,265
Allergan, Inc.
35,000 2.800%,  3/15/2023 35,255
Altria Group, Inc.
35,000 3.800%,  2/14/2024 36,811
Principal
Amount Long-Term Fixed Income ( 24.2% ) Value
Consumer Non-Cyclical (1.5%) - continued
$ 35,000 4.400%,  2/14/2026 $ 37,995
Anheuser-Busch Companies, LLC
35,000 3.650%,  2/1/2026 37,283
Anheuser-Busch InBev Finance, Inc.
40,000 3.300%,  2/1/2023 41,412
Anheuser-Busch InBev Worldwide,
Inc.
56,000 4.150%,  1/23/2025 60,925
Anthem, Inc., Convertible
10,000 2.750%,  10/15/2042 41,997
B&G Foods, Inc.
190,000 5.250%,  9/15/2027 191,900
BAT Capital Corporation
44,000 2.764%,  8/15/2022 44,627
56,000 3.222%,  8/15/2024 57,232
Bausch Health Companies, Inc.
100,000 7.000%,  1/15/2028
h
110,000
30,000 5.000%,  1/30/2028
h
30,792
30,000 5.250%,  1/30/2030
h
31,110
Bayer U.S. Finance II, LLC
70,000 3.500%,  6/25/2021
h
71,261
Becton, Dickinson and Company
70,000 3.363%,  6/6/2024 72,873
Boston Scientific Corporation
70,000 3.450%,  3/1/2024 73,187
Bristol-Myers Squibb Company
56,000 3.625%,  5/15/2024
h
59,139
Bunge, Ltd. Finance Corporation
65,000 3.500%,  11/24/2020 65,807
Cardtronics, Inc., Convertible
284,000 1.000%,  12/1/2020 302,297
Centene Corporation
220,000 4.750%,  1/15/2025 228,521
40,000 4.250%,  12/15/2027
h
41,150
90,000 4.625%,  12/15/2029
h
94,846
Cigna Corporation
75,000 4.125%,  11/15/2025 81,307
Conagra Brands, Inc.
37,000 3.800%,  10/22/2021 38,172
37,000 4.300%,  5/1/2024 39,819
Constellation Brands, Inc.
70,000 4.250%,  5/1/2023 74,360
CVS Health Corporation
44,000 2.750%,  12/1/2022 44,692
129,000 3.700%,  3/9/2023 134,292
70,000 4.100%,  3/25/2025 75,085
Energizer Holdings, Inc.
200,000 6.375%,  7/15/2026
h
213,000
Express Scripts Holding Company
44,000 4.750%,  11/15/2021 46,111
Forest Laboratories, LLC
21,000 4.875%,  2/15/2021
h
21,609
General Mills, Inc.
35,000 3.700%,  10/17/2023 36,856
35,000 3.650%,  2/15/2024 36,771
HCA, Inc.
320,000 5.375%,  2/1/2025 353,866
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
h
34,328
JBS USA, LLC
120,000 5.750%,  6/15/2025
h
124,200

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
24
Principal
Amount Long-Term Fixed Income ( 24.2% ) Value
Consumer Non-Cyclical (1.5%) - continued
$ 240,000 5.500%,  1/15/2030
h
$ 257,784
Kellogg Company
78,000 3.125%,  5/17/2022 79,744
Keurig Dr Pepper, Inc.
82,000 3.551%,  5/25/2021 83,733
Kroger Company
43,000 2.800%,  8/1/2022 43,817
Mead Johnson Nutrition Company
65,000 3.000%,  11/15/2020 65,567
Mondelez International Holdings
Netherlands BV
65,000 2.000%,  10/28/2021
h
64,989
Mylan NV
41,000 3.150%,  6/15/2021 41,530
Mylan, Inc.
34,000 4.200%,  11/29/2023 35,978
Par Pharmaceutical, Inc.
110,000 7.500%,  4/1/2027
h
109,450
Pernod Ricard SA
35,000 5.750%,  4/7/2021
h
36,629
Post Holdings, Inc.
100,000 5.500%,  3/1/2025
h
104,750
Reynolds American, Inc.
35,000 4.850%,  9/15/2023 37,923
Scotts Miracle-Gro Company
130,000 4.500%,  10/15/2029
h
132,886
Shire Acquisitions Investments
Ireland Designated Activity
Company
86,000 2.400%,  9/23/2021 86,467
Simmons Foods, Inc.
210,000 5.750%,  11/1/2024
h
211,050
Spectrum Brands, Inc.
170,000 5.750%,  7/15/2025 177,441
50,000 5.000%,  10/1/2029
h
51,625
Teleflex, Inc.
180,000 4.625%,  11/15/2027 190,766
Tenet Healthcare Corporation
60,000 4.625%,  7/15/2024 61,425
170,000 5.125%,  11/1/2027
h
179,562
Teva Pharmaceutical Finance
Netherlands III BV
17,000 2.200%,  7/21/2021 16,464
UnitedHealth Group, Inc.
65,000 3.350%,  7/15/2022 67,295
VRX Escrow Corporation
460,000 6.125%,  4/15/2025
h
475,286
Zimmer Biomet Holdings, Inc.
70,000 3.550%,  4/1/2025 73,752
Zoetis, Inc.
65,000 3.450%,  11/13/2020 65,698
52,000 3.250%,  2/1/2023 53,504
Total 6,516,912
Energy (1.2%)
Alliance Resource Operating
Partners, LP
170,000 7.500%,  5/1/2025
h
154,700
Antero Resources Corporation
200,000 5.125%,  12/1/2022 178,500
Principal
Amount Long-Term Fixed Income ( 24.2% ) Value
Energy (1.2%) - continued
Archrock Partners, LP
$ 70,000 6.250%,  4/1/2028
h
$ 72,100
BP Capital Markets America, Inc.
172,000 2.520%,  9/19/2022 174,182
BP Capital Markets plc
44,000 2.315%,  2/13/2020 44,010
Canadian Natural Resources, Ltd.
43,000 2.950%,  1/15/2023 43,841
Canadian Oil Sands, Ltd.
43,000 9.400%,  9/1/2021
h
47,419
Cheniere Corpus Christi Holdings,
LLC
170,000 7.000%,  6/30/2024 195,906
Cheniere Energy Partners, LP
235,000 5.625%,  10/1/2026 248,512
Chesapeake Energy Corporation
68,000 11.500%,  1/1/2025
h
64,260
Continental Resources, Inc.
23,000 5.000%,  9/15/2022 23,153
50,000 4.500%,  4/15/2023 52,211
Diamondback Energy, Inc.
34,000 2.875%,  12/1/2024 34,365
Enagas SA
355,000 5.500%,  1/15/2028
h
347,900
Enbridge, Inc.
42,000 2.900%,  7/15/2022 42,777
267,000 6.250%,  3/1/2078
b
289,586
Energy Transfer Operating, LP
41,000 4.200%,  9/15/2023 43,024
70,000 5.875%,  1/15/2024 77,443
80,000 6.625%,  2/15/2028
b,k
75,600
EnLink Midstream Partners, LP
220,000 4.850%,  7/15/2026 206,250
Enterprise Products Operating, LLC
200,000 4.875%,  8/16/2077
b
197,500
EOG Resources, Inc.
65,000 2.625%,  3/15/2023 66,172
Hess Corporation
41,000 3.500%,  7/15/2024 41,885
Kinder Morgan Energy Partners, LP
88,000 3.450%,  2/15/2023 90,719
Marathon Petroleum Corporation
35,000 4.750%,  12/15/2023 38,010
MPLX, LP
66,000 4.500%,  7/15/2023 70,098
Murphy Oil Corporation
120,000 5.875%,  12/1/2027 126,000
Nabors Industries, Inc.
120,000 5.750%,  2/1/2025 108,000
Newfield Exploration Company
35,000 5.625%,  7/1/2024 38,429
Occidental Petroleum Corporation
14,000 4.850%,  3/15/2021 14,419
71,000 2.700%,  8/15/2022 71,721
53,000 2.900%,  8/15/2024 53,819
Parsley Energy, LLC
170,000 5.625%,  10/15/2027
h
179,775
Plains All American Pipeline, LP
94,000 5.000%,  2/1/2021 96,155
169,000 6.125%,  11/15/2022
b,k
157,592

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
25
Principal
Amount Long-Term Fixed Income ( 24.2% ) Value
Energy (1.2%) - continued
$ 13,000 2.850%,  1/31/2023 $ 13,124
Precision Drilling Corporation
130,000 7.125%,  1/15/2026
h
123,500
Sabine Pass Liquefaction, LLC
43,000 6.250%,  3/15/2022 46,184
43,000 5.625%,  4/15/2023 46,775
Southwestern Energy Company
185,000 7.500%,  4/1/2026 171,125
Sunoco Logistics Partners
Operations, LP
65,000 4.400%,  4/1/2021 66,551
Sunoco, LP
110,000 5.500%,  2/15/2026 114,125
100,000 5.875%,  3/15/2028 106,181
Targa Resources Partners, LP
120,000 5.375%,  2/1/2027 124,500
Transocean Guardian, Ltd.
178,000 5.875%,  1/15/2024
h
182,005
Viper Energy Partners, LP
170,000 5.375%,  11/1/2027
h
176,800
W&T Offshore, Inc.
190,000 9.750%,  11/1/2023
h
181,213
Western Gas Partners, LP
44,000 4.000%,  7/1/2022 45,083
Williams Partners, LP
88,000 4.000%,  11/15/2021 90,444
WPX Energy, Inc.
130,000 5.750%,  6/1/2026 138,775
70,000 5.250%,  10/15/2027 73,850
Total 5,466,268
Financials (4.1%)
ACE INA Holdings, Inc.
65,000 2.875%,  11/3/2022 66,660
AerCap Ireland Capital, Ltd.
32,000 3.500%,  1/15/2025 32,962
AIG Global Funding
86,000 2.150%,  7/2/2020
h
86,081
Air Lease Corporation
83,000 2.500%,  3/1/2021 83,367
Aircastle, Ltd.
51,000 5.000%,  4/1/2023 54,515
Ally Financial, Inc.
210,000 5.750%,  11/20/2025 234,937
American Express Company
40,000 3.375%,  5/17/2021 40,757
34,000 3.700%,  8/3/2023 35,723
35,000 3.400%,  2/22/2024 36,584
Ares Capital Corporation, Convertible
294,000 4.625%,  3/1/2024 311,846
Athene Global Funding
60,000 4.000%,  1/25/2022
h
61,959
Australia and New Zealand Banking
Group, Ltd.
130,000 6.750%,  6/15/2026
b,h,k
148,362
Avolon Holdings Funding, Ltd.
18,000 5.250%,  5/15/2024
h
19,648
BAC Capital Trust XIV
92,000
4.000%,  (LIBOR 3M +
0.400%), 1/21/2020
b,k
84,180
Principal
Amount Long-Term Fixed Income ( 24.2% ) Value
Financials (4.1%) - continued
Bank of America Corporation
$ 84,000 2.738%,  1/23/2022
b
$ 84,627
82,000 3.499%,  5/17/2022
b
83,629
115,000 3.550%,  3/5/2024
b
119,350
164,000 5.125%,  6/20/2024
b,k
173,479
143,000 3.864%,  7/23/2024
b
150,474
70,000 4.200%,  8/26/2024 75,137
276,000 6.250%,  9/5/2024
b,k
306,705
35,000 3.458%,  3/15/2025
b
36,536
Bank of Montreal
105,000 3.300%,  2/5/2024 109,365
Bank of New York Mellon Corporation
88,000 2.600%,  2/7/2022 89,304
Bank of Nova Scotia
41,000
2.406%,  (LIBOR 3M +
0.440%), 4/20/2021
b
41,136
64,000 2.700%,  3/7/2022 65,105
72,000 2.375%,  1/18/2023 73,043
Barclays plc
65,000 4.610%,  2/15/2023
b
67,867
200,000 7.750%,  9/15/2023
b,k
218,500
81,000 4.338%,  5/16/2024
b
85,351
BB&T Corporation
86,000 2.150%,  2/1/2021 86,230
34,000 2.500%,  8/1/2024 34,407
Blackstone Mortgage Trust, Inc.,
Convertible
65,000 4.375%,  5/5/2022 69,000
BNP Paribas SA
300,000 7.625%,  3/30/2021
b,h,k
316,500
38,000 2.819%,  11/19/2025
b,h
38,415
BPCE SA
35,000 3.000%,  5/22/2022
h
35,616
Camden Property Trust
35,000 4.875%,  6/15/2023 37,824
Capital One Bank USA NA
52,000 3.375%,  2/15/2023 53,694
Capital One Financial Corporation
129,000 3.050%,  3/9/2022 131,656
Cascades USA, Inc.
120,000 5.125%,  1/15/2026
h
123,300
Central Fidelity Capital Trust I
135,000
3.001%,  (LIBOR 3M +
1.000%), 4/15/2027
b
128,250
CIT Group, Inc.
185,000 4.750%,  2/16/2024 197,487
Citigroup, Inc.
104,000 2.350%,  8/2/2021 104,615
43,000 2.750%,  4/25/2022 43,657
43,000
2.626%,  (LIBOR 3M +
0.690%), 10/27/2022
b
43,338
136,000 2.312%,  11/4/2022
b
136,395
83,000 3.142%,  1/24/2023
b
84,689
184,000 5.000%,  9/12/2024
b,k
192,740
105,000 3.352%,  4/24/2025
b
109,201
92,000 5.950%,  5/15/2025
b,k
100,395
CNA Financial Corporation
35,000 5.750%,  8/15/2021 36,988
40,000 3.950%,  5/15/2024 42,717
Commonwealth Bank of Australia
86,000 2.250%,  3/10/2020
h
86,046

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
26
Principal
Amount Long-Term Fixed Income ( 24.2% ) Value
Financials (4.1%) - continued
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
$ 86,000 3.950%,  11/9/2022 $ 89,872
Credit Agricole SA
43,000 3.375%,  1/10/2022
h
43,985
122,700 8.125%,  12/23/2025
b,h,k
148,774
Credit Suisse Group AG
138,000 7.500%,  12/11/2023
b,h,k
155,077
34,000 2.593%,  9/11/2025
b,h
34,095
200,000 6.375%,  8/21/2026
b,h,k
215,600
Credit Suisse Group Funding
(Guernsey), Ltd.
132,000 3.800%,  9/15/2022 137,360
Danske Bank AS
61,000 5.000%,  1/12/2022
h
64,027
Deutsche Bank AG
43,000 2.700%,  7/13/2020 43,030
129,000 4.250%,  10/14/2021 132,638
Deutsche Bank AG of New York
34,000 3.950%,  2/27/2023 34,848
Digital Realty Trust, LP
65,000 2.750%,  2/1/2023 65,648
Discover Bank
35,000 4.200%,  8/8/2023 37,196
51,000 2.450%,  9/12/2024 50,840
Fidelity National Financial, Inc.
57,000 5.500%,  9/1/2022 61,343
Fifth Third Bancorp
65,000 2.600%,  6/15/2022 65,799
35,000 3.650%,  1/25/2024 36,880
FTI Consulting, Inc., Convertible
368,000 2.000%,  8/15/2023 460,407
General Electric Capital Corporation
68,000 3.100%,  1/9/2023 69,437
Goldman Sachs Group, Inc.
86,000 5.375%,  5/10/2020
b,k
87,064
88,000 5.250%,  7/27/2021 92,333
65,000
3.080%,  (LIBOR 3M + 1.170%),
11/15/2021
b
65,506
88,000 3.000%,  4/26/2022 89,083
59,000 2.876%,  10/31/2022
b
59,824
43,000
2.942%,  (LIBOR 3M +
1.050%), 6/5/2023
b
43,443
70,000 3.625%,  2/20/2024 73,425
206,000 5.500%,  8/10/2024
b,i,k
220,420
67,000 4.950%,  2/10/2025
b,k
69,412
49,000 3.272%,  9/29/2025
b
50,684
GS Finance Corporation, Convertible
891,000 0.500%,  6/23/2025
c
984,466
Hannon Armstrong Sustainable
Infrastructure Capital, Convertible
191,000 4.125%,  9/1/2022 230,521
Hartford Financial Services Group,
Inc.
66,000
4.035%,  (LIBOR 3M +
2.125%), 2/12/2047
b,h
62,205
Hospitality Properties Trust
60,000 4.250%,  2/15/2021 60,855
HSBC Holdings plc
128,000 3.400%,  3/8/2021 130,003
88,000 6.875%,  6/1/2021
b,k
92,290
179,000 6.375%,  9/17/2024
b,k
192,649
Principal
Amount Long-Term Fixed Income ( 24.2% ) Value
Financials (4.1%) - continued
$ 65,000 3.803%,  3/11/2025
b
$ 68,187
136,000 6.375%,  3/30/2025
b,k
147,900
39,000 2.633%,  11/7/2025
b
39,119
91,000 6.500%,  3/23/2028
b,k
100,100
Huntington Bancshares, Inc.
80,000 3.150%,  3/14/2021 80,978
Icahn Enterprises, LP
75,000 6.750%,  2/1/2024 77,812
90,000 6.375%,  12/15/2025 94,387
ILFC E-Capital Trust II
138,000
4.150%,  (H15T30Y + 1.800%),
12/21/2065
b,h
111,694
ING Groep NV
150,000 6.000%,  4/16/2020
b,k
150,795
70,000 4.100%,  10/2/2023 74,419
International Lease Finance
Corporation
88,000 5.875%,  8/15/2022 95,829
Iron Mountain, Inc.
122,936 6.000%,  8/15/2023 125,548
80,000 4.875%,  9/15/2027
h
82,600
iStar, Inc., Convertible
81,000 3.125%,  9/15/2022 90,827
J.P. Morgan Chase & Company
65,000
2.587%,  (LIBOR 3M +
0.680%), 6/1/2021
b
65,105
99,000 2.776%,  4/25/2023
b
100,526
70,000 3.375%,  5/1/2023 72,704
108,000 5.150%,  5/1/2023
b,k
112,860
89,000
3.166%,  (LIBOR 3M +
1.230%), 10/24/2023
b
90,514
296,000 5.000%,  8/1/2024
b,k
307,840
70,000 3.875%,  9/10/2024 74,884
145,000 4.023%,  12/5/2024
b
154,542
Liberty Mutual Group, Inc.
35,000 5.000%,  6/1/2021
h
36,157
Lincoln National Corporation
55,000 6.250%,  2/15/2020 55,254
50,000
4.262%,  (LIBOR 3M +
2.358%), 5/17/2066
b
44,000
Lloyds Banking Group plc
67,000 3.000%,  1/11/2022 68,053
51,000 2.858%,  3/17/2023
b
51,620
65,000 3.900%,  3/12/2024 68,586
156,000 6.657%,  5/21/2037
b,h,k
185,865
Macquarie Bank, Ltd.
178,000 6.125%,  3/8/2027
b,h,k
184,230
MGIC Investment Corporation,
Convertible
459,000 9.000%,  4/1/2063
h
615,438
Mitsubishi UFJ Financial Group, Inc.
44,000 2.998%,  2/22/2022 44,825
53,000 2.623%,  7/18/2022 53,698
83,000 3.455%,  3/2/2023 86,044
35,000 3.407%,  3/7/2024 36,476
Mizuho Financial Group, Inc.
53,000 2.721%,  7/16/2023
b
53,612
Morgan Stanley
88,000 2.800%,  6/16/2020 88,326
86,000 5.500%,  7/28/2021 90,592
43,000 2.750%,  5/19/2022 43,774
10,000 4.875%,  11/1/2022 10,713
84,000 3.125%,  1/23/2023 86,339

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
27
Principal
Amount Long-Term Fixed Income ( 24.2% ) Value
Financials (4.1%) - continued
$ 66,000 4.100%,  5/22/2023 $ 69,674
34,000 2.720%,  7/22/2025
b
34,412
MPT Operating Partnership, LP
100,000 5.500%,  5/1/2024 102,625
130,000 4.625%,  8/1/2029 133,900
Nordea Bank Abp
200,000 6.625%,  3/26/2026
b,h,k
221,750
Outfront Media Cap, LLC
120,000 4.625%,  3/15/2030
h
122,100
Park Aerospace Holdings, Ltd.
17,000 4.500%,  3/15/2023
h
17,799
PNC Bank NA
86,000 2.450%,  11/5/2020 86,401
PNC Financial Services Group, Inc.
35,000 3.500%,  1/23/2024 36,834
Preferred Term Securities XXIII, Ltd.
114,580
2.094%,  (LIBOR 3M +
0.200%), 12/22/2036
b,h
104,952
Quicken Loans, Inc.
295,000 5.750%,  5/1/2025
h
304,956
Realty Income Corporation
64,000 5.750%,  1/15/2021 65,837
Regions Financial Corporation
41,000 3.800%,  8/14/2023 43,375
Reinsurance Group of America, Inc.
64,000 4.700%,  9/15/2023 69,382
Royal Bank of Canada
87,000 2.125%,  3/2/2020 87,032
31,000 2.250%,  11/1/2024 31,143
Royal Bank of Scotland Group plc
208,000 8.625%,  8/15/2021
b,k
224,910
35,000 6.125%,  12/15/2022 38,290
35,000 6.100%,  6/10/2023 38,513
88,000 4.269%,  3/22/2025
b
93,424
25,000 3.754%,  11/1/2029
b
25,510
Santander UK Group Holdings plc
86,000 2.875%,  8/5/2021 86,801
Simon Property Group, LP
90,000 2.500%,  7/15/2021 90,691
34,000 2.000%,  9/13/2024 33,806
SITE Centers Corporation
20,000 4.625%,  7/15/2022 20,852
Societe Generale SA
39,000 2.625%,  10/16/2024
h
38,980
265,000 8.000%,  9/29/2025
b,h,k
311,375
Standard Chartered plc
52,000 2.744%,  9/10/2022
b,h
52,325
State Street Corporation
31,000 2.354%,  11/1/2025
b
31,107
Sumitomo Mitsui Financial Group,
Inc.
43,000 2.784%,  7/12/2022 43,723
136,000 2.778%,  10/18/2022 138,454
39,000 2.448%,  9/27/2024 39,064
SunTrust Banks, Inc.
55,000 2.900%,  3/3/2021 55,566
Synchrony Financial
30,000
3.132%,  (LIBOR 3M +
1.230%), 2/3/2020
b
30,024
34,000 2.850%,  7/25/2022 34,404
38,000 4.250%,  8/15/2024 40,526
Principal
Amount Long-Term Fixed Income ( 24.2% ) Value
Financials (4.1%) - continued
Toronto-Dominion Bank
$ 51,000 2.550%,  1/25/2021 $ 51,372
35,000 3.250%,  3/11/2024 36,619
Truist Financial Corporation
112,000 4.800%,  9/1/2024
b,k
115,640
UBS Group Funding Jersey, Ltd.
86,000 3.000%,  4/15/2021
h
87,129
USB Realty Corporation
184,000
3.148%,  (LIBOR 3M + 1.147%),
1/15/2022
b,h,k
158,700
Ventas Realty, LP
41,000 3.100%,  1/15/2023 41,943
35,000 3.750%,  5/1/2024 36,736
VICI Properties, LP / VICI Note
Company, Inc.
50,000 4.250%,  12/1/2026
h
51,500
50,000 4.625%,  12/1/2029
h
52,250
Wachovia Capital Trust II
50,000
2.501%,  (LIBOR 3M +
0.500%), 1/15/2027
b
47,000
Wells Fargo & Company
50,000 2.100%,  7/26/2021 50,071
43,000 2.625%,  7/22/2022 43,621
70,000 4.125%,  8/15/2023 74,305
60,000
3.157%,  (LIBOR 3M + 1.230%),
10/31/2023
b
61,067
38,000 3.750%,  1/24/2024 40,136
68,000 2.406%,  10/30/2025
b
68,000
Total 18,100,766
Mortgage-Backed Securities (3.8%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
825,302 3.500%,  5/1/2034 857,942
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
667,401 3.000%,  8/1/2047 682,922
1,669,809 3.500%,  7/1/2049 1,715,718
Federal Home Loan Mortgage
Corporation Gold 30-Yr. Pass
Through
279 9.000%,  4/1/2025 304
2,022 8.000%,  6/1/2027 2,236
947 8.000%,  8/1/2030 1,102
Federal National Mortgage
Association
559,429 3.500%,  10/1/2048 579,616
640,000 3.500%,  8/1/2049 664,648
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,700,000 2.500%,  1/1/2035
e
1,714,363
3,485,000 3.000%,  1/1/2035
e
3,570,519
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
352 8.000%,  11/1/2026 386
2,818 8.500%,  4/1/2030 3,394
5,118,000 3.000%,  1/1/2048
e
5,187,359
1,252,751 4.000%,  7/1/2048 1,305,685
350,000 3.500%,  1/1/2049
e
359,853

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
28
Principal
Amount Long-Term Fixed Income ( 24.2% ) Value
Mortgage-Backed Securities (3.8%) - continued
$ 197,475 3.500%,  8/1/2049 $ 202,954
Government National Mortgage
Association 30-Yr. Pass Through
534 9.000%,  12/15/2026 597
Total 16,849,598
Technology (1.1%)
Akamai Technologies, Inc.,
Convertible
321,000 0.375%,  9/1/2027
h
316,930
Apple, Inc.
86,000 2.400%,  1/13/2023 87,377
122,000 3.450%,  5/6/2024 129,460
Baidu, Inc.
43,000 3.000%,  6/30/2020 43,153
Booking Holdings, Inc., Convertible
177,000 0.350%,  6/15/2020 274,572
Broadcom Corporation
86,000 2.650%,  1/15/2023 86,444
CommScope Technologies Finance,
LLC
210,000 6.000%,  6/15/2025
h
210,237
Dell International, LLC/ EMC
Corporation
52,000 4.000%,  7/15/2024
h
54,435
Diamond 1 Finance Corporation
122,000 5.450%,  6/15/2023
h
132,255
Diamond Sports Group, LLC
230,000 6.625%,  8/15/2027
h,i
223,675
Fiserv, Inc.
75,000 2.750%,  7/1/2024 76,267
Global Payments, Inc.
17,000 2.650%,  2/15/2025 17,061
Harland Clarke Holdings Corporation
95,000 8.375%,  8/15/2022
h
77,425
Hewlett Packard Enterprise Company
111,000 3.600%,  10/15/2020 112,256
33,000 2.250%,  4/1/2023 32,945
Intel Corporation
65,000 3.100%,  7/29/2022 67,045
j2 Global, Inc., Convertible
238,000 3.250%,  6/15/2029 343,973
Marvell Technology Group, Ltd.
41,000 4.200%,  6/22/2023 43,270
Microchip Technology, Inc.,
Convertible
119,000 1.625%,  2/15/2027 169,575
Microsoft Corporation
88,000 2.400%,  2/6/2022 89,209
NCR Corporation
230,000 6.125%,  9/1/2029
h
249,578
Nuance Communications, Inc.,
Convertible
859,000 1.250%,  4/1/2025 954,179
NXP BV/NXP Funding, LLC
52,000 4.875%,  3/1/2024
h
56,671
ON Semiconductor Corporation,
Convertible
57,000 1.000%,  12/1/2020 77,463
301,000 1.625%,  10/15/2023 415,004
Principal
Amount Long-Term Fixed Income ( 24.2% ) Value
Technology (1.1%) - continued
Oracle Corporation
$ 65,000 2.500%,  5/15/2022 $ 65,825
Panasonic Corporation
53,000 2.536%,  7/19/2022
h
53,435
Plantronics, Inc.
170,000 5.500%,  5/31/2023
h
166,175
Seagate HDD Cayman
19,000 4.250%,  3/1/2022 19,659
SS&C Technologies, Inc.
170,000 5.500%,  9/30/2027
h
181,475
Teradyne, Inc., Convertible
54,000 1.250%,  12/15/2023 118,429
Verint Systems, Inc., Convertible
159,000 1.500%,  6/1/2021 171,089
Total 5,116,546
Transportation (0.4%)
AerCap Holdings NV
150,000 5.875%,  10/10/2079
b
160,585
Air Canada Pass Through Trust
17,525 3.875%,  3/15/2023
h
17,672
Boeing Company
70,000 3.100%,  5/1/2026 72,175
CSX Corporation
35,000 3.700%,  11/1/2023 37,144
Delta Air Lines, Inc.
64,000 2.875%,  3/13/2020 64,010
31,000 2.900%,  10/28/2024 31,013
Hertz Corporation
120,000 5.500%,  10/15/2024
h
123,000
90,000 6.000%,  1/15/2028
h
90,000
J.B. Hunt Transport Services, Inc.
65,000 3.300%,  8/15/2022 66,925
Meritor, Inc., Convertible
273,000 3.250%,  10/15/2037 297,022
NCL Corporation, Ltd.
120,000 3.625%,  12/15/2024
h
121,650
Penske Truck Leasing Company, LP
35,000 3.375%,  2/1/2022
h
35,732
Ryder System, Inc.
75,000 3.500%,  6/1/2021 76,523
Union Pacific Corporation
62,000 3.750%,  7/15/2025 66,416
United Airlines Pass Through Trust
65,000 3.700%,  12/1/2022 66,824
United Continental Holdings, Inc.
230,000 4.875%,  1/15/2025 243,800
XPO Logistics, Inc.
150,000 6.750%,  8/15/2024
h
162,953
Total 1,733,444
Utilities (0.7%)
Alabama Power Company
44,000 2.450%,  3/30/2022 44,522
Ameren Corporation
65,000 2.700%,  11/15/2020 65,345
34,000 2.500%,  9/15/2024 34,265
Berkshire Hathaway Energy Company
96,000 2.400%,  2/1/2020 96,031

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
29
Principal
Amount Long-Term Fixed Income ( 24.2% ) Value
Utilities (0.7%) - continued
Calpine Corporation
$ 220,000 4.500%,  2/15/2028
h
$ 221,951
CenterPoint Energy, Inc.
43,000 2.500%,  9/1/2022 43,336
34,000 2.500%,  9/1/2024 34,018
Dominion Energy, Inc.
35,000 2.715%,  8/15/2021 35,257
35,000 3.071%,  8/15/2024 36,024
135,000 4.650%,  12/15/2024
b,k
137,723
DTE Energy Company
56,000 3.300%,  6/15/2022 57,301
53,000 2.529%,  10/1/2024 53,208
Duke Energy Corporation
86,000 2.400%,  8/15/2022 86,832
138,000 4.875%,  9/16/2024
b,k
144,700
Edison International
109,000 2.950%,  3/15/2023
i
109,044
16,000 3.550%,  11/15/2024 16,375
Evergy, Inc.
34,000 2.450%,  9/15/2024 34,172
Eversource Energy
43,000 2.500%,  3/15/2021 43,242
Exelon Generation Company, LLC
65,000 2.950%,  1/15/2020 65,010
FirstEnergy Corporation
66,000 2.850%,  7/15/2022 67,046
Georgia Power Company
34,000 2.200%,  9/15/2024 33,973
NextEra Energy Operating Partners,
LP
220,000 3.875%,  10/15/2026
h
220,825
NiSource, Inc.
56,000 3.650%,  6/15/2023 58,300
213,000 5.650%,  6/15/2023
b,k
218,325
NRG Energy, Inc., Convertible
125,000 2.750%,  6/1/2048 141,719
Pinnacle West Capital Corporation
42,000 2.250%,  11/30/2020 42,060
PPL Capital Funding, Inc.
70,000 3.950%,  3/15/2024 73,669
PSEG Power, LLC
55,000 3.000%,  6/15/2021 55,615
Public Service Enterprise Group, Inc.
35,000 2.875%,  6/15/2024 35,752
Sempra Energy
25,000 2.400%,  3/15/2020 25,002
68,000 3.550%,  6/15/2024 71,192
Southern Company
43,000 2.350%,  7/1/2021 43,204
TerraForm Power Operating, LLC
190,000 5.000%,  1/31/2028
h
200,889
TransCanada Trust
350,000 5.875%,  8/15/2076
b
376,705
Total 3,022,632
Total Long-Term Fixed Income
(cost $105,545,559) 107,864,258
Shares
Registered Investment Companies
( 8.3% ) Value
Unaffiliated  (1.6%)
13,850 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund $ 180,050
18,594 BlackRock Resources &
Commodities Strategy Trust 150,054
2,046 Consumer Discretionary Select
Sector SPDR Fund 256,609
3,180 Health Care Select Sector SPDR
Fund
i
323,915
17,500 Invesco Senior Loan ETF 399,350
28,200 Invesco Variable Rate Preferred ETF 728,406
5,435 iShares iBoxx $ High Yield Corporate
Bond ETF 477,954
2,443 iShares Russell 2000 Value Index
Fund 314,121
52,000 iShares S&P U.S. Preferred Stock
Index Fund 1,954,680
3,701 Materials Select Sector SPDR Fund
i
227,315
39,971 MFS Intermediate Income Trust 151,890
1,100 SPDR Bloomberg Barclays High Yield
Bond ETF 120,494
4,738 SPDR S&P Metals & Mining ETF 138,776
42,782 Templeton Global Income Fund 262,253
5,843 VanEck Vectors Oil Services ETF 77,420
11,950 Vanguard Short-Term Corporate
Bond ETF 968,308
55,696 Western Asset High Income
Opportunity Fund, Inc. 282,379
Total 7,013,974
Affiliated  (6.7%)
3,013,409 Thrivent Core Emerging Markets
Debt Fund 29,953,284
Total 29,953,284
Total Registered Investment
Companies (cost $36,250,862) 36,967,258
Shares Preferred Stock ( 1.3% ) Value
Communications Services (0.1%)
385 Crown Castle International
Corporation, Convertible, 6.875% 493,434
Total 493,434
Consumer Staples (0.1%)
12,800 CHS, Inc., 7.100%
b,k
348,672
Total 348,672
Energy (0.1%)
45,708 Crestwood Equity Partners, LP,
9.250%
k
421,885
1,600 Energy Transfer Operating, LP,
7.600%
b,k
40,512
7,136 Nustar Logistics, LP, 8.734%
b
183,966
Total 646,363
Financials (0.7%)
2,750 Aegon Funding Corporation II,
5.100% 71,362
3,174 Agribank FCB, 6.875%
b,k
341,205
5,700 Allstate Corporation, 5.100%
k
148,998
5,875 AXA Equitable Holdings, Inc.,
5.250%
g,k
153,338

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
30
Shares Preferred Stock ( 1.3% ) Value
Financials (0.7%) - continued
5,000 Bank of America Corporation,
5.000%
k
$ 130,900
120 Bank of America Corporation,
Convertible, 7.250%
k
173,880
5,525 Capital One Financial Corporation,
5.000%
k
138,622
2,485 Cobank ACB, 6.250%
b,k
260,925
2,552 Federal National Mortgage
Association, 0.000%
g,i,k
30,496
380 First Tennessee Bank NA, 3.750%
b,h,k
280,250
7,800 GMAC Capital Trust I, 7.695%
b
203,190
3,700 Hartford Financial Services Group,
Inc., 7.875%
b
105,043
3,650 J.P. Morgan Chase & Company,
4.750%
g,i,k
93,988
6,200 Morgan Stanley, 7.125%
b,k
177,382
4,000 Regions Financial Corporation,
5.700%
b,k
111,560
775 Synovus Financial Corporation,
5.875%
b,k
20,693
540 Wells Fargo & Company, Convertible,
7.500%
k
783,000
Total 3,224,832
Health Care (0.1%)
440 Danaher Corporation, Convertible,
4.750% 517,391
Total 517,391
Industrials (0.1%)
111 Fortive Corporation, Convertible,
5.000% 107,976
1,589 Stanley Black & Decker, Inc.,
Convertible, 5.250%
g
173,138
Total 281,114
Utilities (0.1%)
142 Sempra Energy, Convertible, 6.000% 17,043
4,918 Southern Company, Convertible,
6.750% 265,080
Total 282,123
Total Preferred Stock
(cost $5,450,208) 5,793,929
Shares
Collateral Held for Securities Loaned
( 0.6% ) Value
2,787,078 Thrivent Cash Management Trust 2,787,078
Total Collateral Held for Securities
Loaned
(cost $2,787,078) 2,787,078
Shares or
Principal
Amount Short-Term Investments ( 6.0% ) Value
Federal Home Loan Bank Discount
Notes
300,000 1.550%, 1/8/2020
n,o
299,925
800,000 1.550%, 1/23/2020
n,o
799,295
400,000 1.570%, 2/26/2020
n,o
399,071
300,000 1.540%, 3/10/2020
n,o
299,116
Shares or
Principal
Amount Short-Term Investments ( 6.0% ) Value
Thrivent Core Short-Term Reserve
Fund
2,479,114 1.970% $ 24,791,137
Total Short-Term Investments (cost
$26,588,427) 26,588,544
Total Investments (cost
$428,154,049) 103.9% $462,426,335
Other Assets and Liabilities, Net
(3.9%) (17,176,655)
Total Net Assets 100.0% $445,249,680
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2019. The rates of certain variable rate
securities are based on a published reference rate and spread;
these may vary by security and the reference rate and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of December 31, 2019, the value of these investments was $43,718,503 or 9.8% of total
net assets.
i All or a portion of the security is on loan.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of December
31, 2019.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
m All or a portion of the security is insured or guaranteed.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Balanced Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
31
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Portfolio as of December 31, 2019:
Securities Lending Transactions
Long-Term Fixed Income $ 767,402
Common Stock 1,936,751
Total lending $2,704,153
Gross amount payable upon return of
collateral for securities loaned $2,787,078
Net amounts due to counterparty $82,925
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
H15T30Y
-
U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
32
Principal
Amount Bank Loans ( 11.4% )
a
Value
Basic Materials (0.5%)
Ball Metalpack Finco, LLC, Term
Loan
$ 137,900
6.409%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 121,007
Big River Steel, LLC, Term Loan
552,287
6.945%,  (LIBOR 3M +
5.000%), 8/23/2023
b
550,907
Chemours Company, Term Loan
437,213
3.550%,  (LIBOR 1M +
1.750%), 4/3/2025
b
426,282
Hexion, Inc., Term Loan
288,550
5.600%,  (LIBOR 3M +
3.500%), 7/1/2026
b,c
289,632
Momentive Performance Materials
USA, LLC, Term Loan
462,675
5.050%,  (LIBOR 1M +
3.250%), 5/15/2024
b
459,497
Nouryon USA LLC, Term Loan
454,563
4.960%,  (LIBOR 1M +
3.250%), 10/1/2025
b
454,185
Peabody Energy Corporation, Term
Loan
618,975
4.549%,  (LIBOR 1M +
2.750%), 3/31/2025
b
541,090
Pixelle Specialty Solutions, LLC, Term
Loan
742,500
7.799%,  (LIBOR 1M + 6.000%),
10/31/2024
b
722,081
Univar Solutions USA, Inc., Term
Loan
200,000
3.799%,  (LIBOR 1M +
2.000%), 11/22/2026
b
200,700
Total 3,765,381
Capital Goods (0.9%)
Advanced Disposal Services, Inc.,
Term Loan
487,583
3.853%,  (LIBOR 1W +
2.250%), 11/10/2023
b
489,046
BWAY Holding Company, Term Loan
711,645
5.234%,  (LIBOR 3M +
3.250%), 4/3/2024
b
708,535
Flex Acquisition Company, Inc. Term
Loan
1,000,000
5.349%,  (LIBOR 3M +
3.250%), 6/29/2025
b,d,e
991,040
GFL Environmental, Inc., Term Loan
1,485,383
4.799%,  (LIBOR 1M +
3.000%), 5/31/2025
b
1,486,437
Natgasoline, LLC, Term Loan
594,000
5.438%,  (LIBOR 3M +
3.500%), 11/14/2025
b,c
596,227
Navistar, Inc., Term Loan
1,007,063
5.240%,  (LIBOR 1M +
3.500%), 11/6/2024
b
1,002,863
TransDigm, Inc., Term Loan
744,318
4.299%,  (LIBOR 1M +
2.500%), 6/9/2023
b
746,335
Principal
Amount Bank Loans ( 11.4% )
a
Value
Capital Goods (0.9%) - continued
Vertiv Group Corporation, Term Loan
$ 1,437,973
5.927%,  (LIBOR 1M +
4.000%), 11/15/2023
b
$ 1,433,099
Total 7,453,582
Communications Services (2.6%)
Altice France SA, Term Loan
438,750
4.549%,  (LIBOR 1M +
2.750%), 7/31/2025
b
435,003
CenturyLink, Inc., Term Loan
2,392,593
4.549%,  (LIBOR 1M +
2.750%), 1/31/2025
b
2,400,967
CommScope Inc., Term Loan
1,266,825
5.049%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,273,552
CSC Holdings, LLC, Term Loan
804,375
3.990%,  (LIBOR 1M +
2.250%), 7/17/2025
b
804,825
1,860,000
4.240%,  (LIBOR 1M +
2.500%), 4/15/2027
b
1,866,194
Diamond Sports Group, LLC, Term
Loan
1,246,875
5.030%,  (LIBOR 1M +
3.250%), 8/24/2026
b
1,244,281
Entercom Media Corporation, Term
Loan
615,000
0.000%,  (LIBOR 1M +
2.500%), 11/17/2024
b,d,e
618,844
Frontier Communications
Corporation, Term Loan
1,236,090
5.550%,  (LIBOR 1M +
3.750%), 6/15/2024
b
1,240,379
HCP Acquisition, LLC, Term Loan
954,607
4.799%,  (LIBOR 1M +
3.000%), 5/16/2024
b
956,994
Intelsat Jackson Holdings SA, Term
Loan
810,000
5.682%,  (LIBOR 3M +
3.750%), 11/27/2023
b
810,721
Mediacom Illinois, LLC, Term Loan
456,863
3.380%,  (LIBOR 1W +
1.750%), 2/15/2024
b
458,005
NEP Group, Inc., Term Loan
990,000
5.049%,  (LIBOR 1M +
3.250%), 10/20/2025
b
970,616
SBA Senior Finance II, LLC, Term
Loan
663,316
3.550%,  (LIBOR 1M +
1.750%), 4/11/2025
b
665,253
Sprint Communications, Inc., Term
Loan
1,769,950
4.313%,  (LIBOR 1M +
2.500%), 2/3/2024
b
1,752,693
950,400
4.813%,  (LIBOR 1M +
3.000%), 2/3/2024
b
945,648
Terrier Media Buyer, Inc., Term Loan
605,000
0.000%,  (LIBOR 1M +
4.250%), 12/17/2026
b,d,e
610,675
TNS, Inc., Term Loan
752,073
5.930%,  (LIBOR 3M +
4.000%), 8/14/2022
b,c
729,511

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
33
Principal
Amount Bank Loans ( 11.4% )
a
Value
Communications Services (2.6%) - continued
Virgin Media Bristol, LLC, Term Loan
$ 1,625,000
4.240%,  (LIBOR 1M +
2.500%), 1/31/2028
b
$ 1,634,149
WideOpenWest Finance, LLC, Term
Loan
755,608
5.030%,  (LIBOR 1M +
3.250%), 8/19/2023
b
749,313
Windstream Services, LLC, Term
Loan
535,000
4.300%,  (LIBOR 1M +
2.500%), 2/26/2021
b
534,165
282,830
9.750%,  (PRIME + 5.000%),
3/30/2021
b,f
270,168
Total 20,971,956
Consumer Cyclical (2.0%)
1011778 B.C., LLC, Term Loan
1,760,000
0.000%,  (LIBOR 1M +
1.750%), 11/19/2026
b,d,e
1,761,742
Boyd Gaming Corporation, Term Loan
260,925
3.853%,  (LIBOR 1W +
2.250%), 9/15/2023
b
262,482
Cengage Learning, Inc., Term Loan
978,756
6.049%,  (LIBOR 1M +
4.250%), 6/7/2023
b
932,265
Eldorado Resorts, Inc., Term Loan
144,466
4.050%,  (LIBOR 1M +
2.250%), 4/17/2024
b
144,330
Four Seasons Hotels, Ltd., Term Loan
769,141
3.799%,  (LIBOR 1M +
2.000%), 11/30/2023
b
774,049
Golden Entertainment, Inc., Term
Loan
1,375,125
4.800%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,378,563
Golden Nugget, LLC, Term Loan
1,277,432
4.692%,  (LIBOR 3M +
2.750%), 10/4/2023
b
1,280,626
IAA, Inc., Term Loan
305,550
4.063%,  (LIBOR 1M +
2.250%), 6/28/2026
b,c
307,842
LCPR Loan Financing, LLC, Term
Loan
1,550,000
6.740%,  (LIBOR 1M + 5.000%),
10/25/2026
b
1,567,437
Men's Warehouse, Inc., Term Loan
600,552
4.941%,  (LIBOR 1M +
3.250%), 4/9/2025
b
478,442
Mohegan Gaming and
Entertainment, Term Loan
1,157,813
5.799%,  (LIBOR 1M +
4.000%), 10/13/2023
b
1,113,978
Scientific Games International, Inc.,
Term Loan
2,527,772
4.549%,  (LIBOR 1M +
2.750%), 8/14/2024
b
2,531,993
Staples, Inc., Term Loan
338,300
6.191%,  (LIBOR 1M + 4.500%),
9/12/2024
b
332,593
1,139,850
6.691%,  (LIBOR 1M +
5.000%), 4/12/2026
b,d,e
1,118,911
Principal
Amount Bank Loans ( 11.4% )
a
Value
Consumer Cyclical (2.0%) - continued
Stars Group Holdings BV, Term Loan
$ 1,241,437
5.445%,  (LIBOR 3M +
3.500%), 7/10/2025
b
$ 1,251,219
Tenneco, Inc., Term Loan
455,400
4.799%,  (LIBOR 1M +
3.000%), 10/1/2025
b
444,489
Wyndham Hotels & Resorts, Inc.,
Term Loan
528,312
3.549%,  (LIBOR 1M +
1.750%), 5/30/2025
b
530,669
Total 16,211,630
Consumer Non-Cyclical (2.2%)
Air Medical Group Holdings, Inc.,
Term Loan
2,195,200
5.035%,  (LIBOR 1M +
3.250%), 4/28/2022
b
2,145,457
240,100
6.049%,  (LIBOR 1M +
4.250%), 3/14/2025
b
232,297
Albertson's LLC, Term Loan
2,104,725
4.549%,  (LIBOR 1M +
2.750%), 8/17/2026
b,d,e
2,121,626
Bausch Health Companies, Inc.,
Term Loan
1,479,093
4.740%,  (LIBOR 1M + 3.000%),
6/1/2025
b
1,486,489
Chobani, LLC, Term Loan
744,250
5.299%,  (LIBOR 1M +
3.500%), 10/10/2023
b
744,064
Endo International plc, Term Loan
1,982,631
6.063%,  (LIBOR 1M +
4.250%), 4/27/2024
b
1,893,413
Grifols Worldwide Operations USA,
Inc., Term Loan
730,000
0.000%,  (LIBOR 1M +
2.000%), 11/15/2027
b,d,e
735,701
JBS USA LUX SA, Term Loan
1,230,000
3.799%,  (LIBOR 1M +
2.000%), 5/1/2026
b,d,e
1,237,171
Libbey Glass, Inc., Term Loan
262,633
4.710%,  (LIBOR 1M + 3.000%),
4/9/2021
b
212,076
Mallinckrodt International Finance
SA, Term Loan
992,424
4.909%,  (LIBOR 3M +
3.000%), 2/24/2025
b
802,623
McGraw-Hill Global Education
Holdings, LLC, Term Loan
1,761,686
5.799%,  (LIBOR 1M +
4.000%), 5/4/2022
b
1,679,962
MPH Acquisition Holdings, LLC, Term
Loan
2,003,523
4.695%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,972,388
Ortho-Clinical Diagnostics SA, Term
Loan
1,895,777
5.306%,  (LIBOR 3M +
3.250%), 6/1/2025
b,d,e
1,871,682
Plantronics, Inc., Term Loan
404,758
4.299%,  (LIBOR 1M +
2.500%), 7/2/2025
b
395,043

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
34
Principal
Amount Bank Loans ( 11.4% )
a
Value
Consumer Non-Cyclical (2.2%) - continued
R.R. Donnelley & Sons Company,
Term Loan
$ 139,297
6.799%,  (LIBOR 1M +
5.000%), 1/15/2024
b
$ 139,993
Sotera Health Holdings, LLC, Term
Loan
650,000
6.289%,  (LIBOR 3M +
4.500%), 12/13/2026
b
651,423
Total 18,321,408
Energy (0.7%)
BCP Raptor II, LLC, Term Loan
562,175
6.549%,  (LIBOR 1M +
4.750%), 12/19/2025
b
517,201
Calpine Corporation, Term Loan
786,471
4.200%,  (LIBOR 3M +
2.250%), 1/15/2024
b
790,033
CONSOL Energy, Inc., Term Loan
595,500
6.300%,  (LIBOR 1M +
4.500%), 9/28/2024
b
525,529
Consolidated Energy Finance SA,
Term Loan
462,950
4.547%,  (LIBOR 3M +
2.500%), 5/7/2025
b,c
453,691
Fieldwood Energy, LLC, Term Loan
810,000
7.177%,  (LIBOR 3M + 5.250%),
4/11/2022
b,d,e
674,098
McDermott Technology (Americas),
Inc., Term Loan
1,267,425
6.945%,  (LIBOR 3M +
5.000%), 5/10/2025
b
737,958
Radiate Holdco, LLC, Term Loan
2,077,279
4.799%,  (LIBOR 1M +
3.000%), 2/1/2024
b
2,083,512
Total 5,782,022
Financials (1.5%)
Avolon TLB Borrower 1 US, LLC, Term
Loan
923,399
3.515%,  (LIBOR 1M +
1.750%), 1/15/2025
b
928,782
Blackstone CQP Holdco, LP, Term
Loan
293,525
5.408%,  (LIBOR 3M +
3.500%), 9/30/2024
b
294,673
Cyxtera DC Holdings, Inc., Term Loan
955,050
4.740%,  (LIBOR 1M + 3.000%),
5/1/2024
b
839,852
135,000
8.990%,  (LIBOR 1M + 7.250%),
5/1/2025
b
81,300
Digicel International Finance, Ltd.,
Term Loan
1,303,340
5.340%,  (LIBOR 3M +
3.250%), 5/27/2024
b
1,159,320
GGP Nimbus, LLC, Term Loan
1,303,500
4.299%,  (LIBOR 1M +
2.500%), 8/24/2025
b
1,293,997
Grizzly Finco, Term Loan
837,879
5.349%,  (LIBOR 3M +
3.250%), 10/1/2025
b,d,e
838,231
Principal
Amount Bank Loans ( 11.4% )
a
Value
Financials (1.5%) - continued
Harland Clarke Holdings Corporation,
Term Loan
$ 1,108,786
6.695%,  (LIBOR 3M +
4.750%), 11/3/2023
b
$ 880,099
Level 3 Financing Inc., Term Loan
1,030,000
3.549%,  (LIBOR 1M +
1.750%), 3/1/2027
b
1,033,224
MoneyGram International, Inc., Term
Loan
559,798
7.799%,  (LIBOR 1M + 6.000%),
6/30/2023
b,c
503,818
NCR Corporation, Term Loan
847,875
4.300%,  (LIBOR 1M +
2.500%), 8/28/2026
b,c
856,354
Sable International Finance, Ltd.,
Term Loan
2,051,093
5.049%,  (LIBOR 1M +
3.250%), 1/31/2026
b
2,062,313
Tronox Finance, LLC, Term Loan
1,734,762
4.610%,  (LIBOR 3M +
2.750%), 9/22/2024
b
1,736,931
Total 12,508,894
Technology (0.8%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,551,112
5.299%,  (LIBOR 1M +
3.500%), 8/21/2026
b
1,558,309
Prime Security Services Borrower,
LLC, Term Loan
2,374,050
4.944%,  (LIBOR 1M +
3.250%), 9/23/2026
b,d,e
2,378,798
Rackspace Hosting, Inc., Term Loan
2,079,881
4.902%,  (LIBOR 3M +
3.000%), 11/3/2023
b
2,015,467
SS&C Technologies Holdings Europe
SARL, Term Loan
258,521
4.049%,  (LIBOR 1M +
2.250%), 4/16/2025
b
260,186
SS&C Technologies, Inc., Term Loan
372,858
4.049%,  (LIBOR 1M +
2.250%), 4/16/2025
b
375,259
Total 6,588,019
Utilities (0.2%)
Core and Main, LP, Term Loan
632,100
4.530%,  (LIBOR 3M +
2.750%), 8/1/2024
b
631,835
EnergySolutions, LLC, Term Loan
428,475
5.695%,  (LIBOR 3M +
3.750%), 5/11/2025
b
403,705
Talen Energy Supply, LLC, Term Loan
399,000
5.549%,  (LIBOR 1M +
3.750%), 7/8/2026
b
398,832
Total 1,434,372
Total Bank Loans
(cost $94,532,002) 93,037,264

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
35
Principal
Amount Long-Term Fixed Income ( 47.8% ) Value
Asset-Backed Securities (4.2%)
Apidos CLO XXIV
$ 1,570,000
3.416%,  (LIBOR 3M + 1.450%),
10/20/2030, Ser. 2016-24A,
Class A1BR
b,g
$ 1,555,716
Babson CLO, Ltd.
2,400,000
4.866%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,g
2,295,660
Bayview Opportunity Master Fund
Trust
400,849
3.228%,  8/28/2034, Ser.
2019-LT1, Class A1
g
400,928
Benefit Street Partners CLO IV, Ltd.
1,000,000
3.716%,  (LIBOR 3M + 1.750%),
1/20/2029, Ser. 2014-IVA,
Class A2RR
b,g
1,000,167
Business Jet Securities, LLC
1,364,599
4.447%,  6/15/2033, Ser.
2018-2, Class A
g
1,384,468
Cent CLO, LP
2,950,000
4.240%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
2,891,525
Foundation Finance Trust
491,211
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
493,337
Harley Marine Financing, LLC
1,278,413
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,131,396
Madison Park Funding XIV, Ltd.
1,450,000
3.353%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
1,436,624
Myers Park CLO, Ltd.
1,425,000
3.366%,  (LIBOR 3M +
1.400%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
1,409,043
Neuberger Berman CLO XIV, Ltd.
1,187,500
5.586%,  (LIBOR 3M +
3.650%), 1/28/2030, Ser.
2013-14A, Class DR
b,g
1,173,664
Neuberger Berman CLO, Ltd.
935,000
5.603%,  (LIBOR 3M +
3.650%), 4/22/2029, Ser.
2014-17A, Class DR
b,g
934,413
OHA Credit Funding 1, Ltd.
1,215,000
3.416%,  (LIBOR 3M + 1.450%),
10/20/2030, Ser. 2018-1A,
Class A2
b,g
1,204,963
OZLM Funding II, Ltd.
2,435,000
3.436%,  (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,g
2,419,102
OZLM IX, Ltd.
1,875,000
3.516%,  (LIBOR 3M + 1.550%),
10/20/2031, Ser. 2014-9A,
Class A1BR
b,g
1,856,574
Palmer Square Loan Funding, Ltd.
1,000,000
4.216%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,g
983,871
Principal
Amount Long-Term Fixed Income ( 47.8% ) Value
Asset-Backed Securities (4.2%) - continued
Park Avenue Institutional Advisers
CLO, Ltd.
$ 2,400,000
3.466%,  (LIBOR 3M +
1.500%), 10/20/2031, Ser.
2018-1A, Class A1B
b,g
$ 2,374,651
Pretium Mortgage Credit Partners,
LLC
1,453,531
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
g,h
1,448,297
642,993
4.826%,  9/25/2058, Ser.
2018-NPL4, Class A1
g,h
646,104
Riserva CLO, Ltd.
1,200,000
3.703%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,g
1,199,434
Saxon Asset Securities Trust
184,047
3.624%,  8/25/2035, Ser.
2004-2, Class MF2
b
178,851
Sound Point CLO X, Ltd.
1,150,000
4.666%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,g
1,100,242
Sound Point CLO XXI, Ltd.
2,400,000
3.386%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,g
2,369,285
THL Credit Wind River CLO, Ltd.
1,250,000
4.836%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
1,211,685
Vericrest Opportunity Loan
Transferee
1,211,282
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
g,h
1,210,677
Total 34,310,677
Basic Materials (0.8%)
Anglo American Capital plc
216,000 4.125%,  9/27/2022
g
224,572
BHP Billiton Finance USA, Ltd.
480,000 6.750%,  10/19/2075
b,g
563,601
Chemours Company
540,000 6.625%,  5/15/2023 542,068
First Quantum Minerals, Ltd.
980,000 7.500%,  4/1/2025
g
1,002,050
Kinross Gold Corporation
108,000 5.125%,  9/1/2021 112,320
Krayton Polymers, LLC
480,000 7.000%,  4/15/2025
g
494,400
Novelis Corporation
950,000 5.875%,  9/30/2026
g
1,010,900
Olin Corporation
900,000 5.125%,  9/15/2027 938,250
Peabody Securities Finance
Corporation
745,000 6.375%,  3/31/2025
g
685,400
Syngenta Finance NV
200,000 3.933%,  4/23/2021
g
203,368
Tronox Finance plc
550,000 5.750%,  10/1/2025
g
560,296

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
36
Principal
Amount Long-Term Fixed Income ( 47.8% ) Value
Basic Materials (0.8%) - continued
Xstrata Finance Canada, Ltd.
$ 163,000 4.950%,  11/15/2021
g
$ 170,461
Total 6,507,686
Capital Goods (2.3%)
AECOM
1,105,000 5.125%,  3/15/2027 1,187,875
Aerojet Rocketdyne Holdings, Inc.,
Convertible
435,000 2.250%,  12/15/2023 789,806
Amsted Industries, Inc.
665,000 5.625%,  7/1/2027
g
704,900
Ardagh Packaging Finance plc
940,000 6.000%,  2/15/2025
g
985,825
Bombardier, Inc.
1,405,000 7.500%,  3/15/2025
g
1,448,892
Building Materials Corporation of
America
785,000 6.000%,  10/15/2025
g
825,231
Caterpillar Financial Services
Corporation
161,000 1.850%,  9/4/2020 160,924
164,000 1.900%,  9/6/2022 164,246
Cemex SAB de CV
900,000 5.450%,  11/19/2029
g
940,500
Chart Industries, Inc., Convertible
50,000 1.000%,  11/15/2024
g
65,705
Cintas Corporation No. 2
162,000 2.900%,  4/1/2022 165,191
CNH Industrial Capital, LLC
165,000 4.875%,  4/1/2021 170,362
Covanta Holding Corporation
470,000 6.000%,  1/1/2027 495,850
Crown Americas Capital Corporation
IV
730,000 4.500%,  1/15/2023 767,413
Crown Cork & Seal Company, Inc.
410,000 7.375%,  12/15/2026 486,875
Dycom Industries, Inc., Convertible
286,000 0.750%,  9/15/2021 277,183
General Electric Company
745,000 5.000%,  1/21/2021
b,i
729,698
H&E Equipment Services, Inc.
860,000 5.625%,  9/1/2025 900,850
KBR, Inc., Convertible
464,000 2.500%,  11/1/2023
g
614,800
L3Harris Technologies, Inc.
280,000 4.950%,  2/15/2021
g
286,845
Lockheed Martin Corporation
70,000 2.500%,  11/23/2020 70,365
Owens-Brockway Glass Container,
Inc.
1,070,000 5.000%,  1/15/2022
g
1,110,649
Parker-Hannifin Corporation
225,000 2.700%,  6/14/2024 229,675
Patrick Industries, Inc., Convertible
153,000 1.000%,  2/1/2023
j
146,976
Republic Services, Inc.
105,000 2.500%,  8/15/2024 106,108
Reynolds Group Issuer, Inc.
1,125,000 5.125%,  7/15/2023
g
1,151,719
Principal
Amount Long-Term Fixed Income ( 47.8% ) Value
Capital Goods (2.3%) - continued
Rockwell Collins, Inc.
$ 112,000 2.800%,  3/15/2022 $ 113,925
Roper Technologies, Inc.
270,000 2.800%,  12/15/2021 273,942
117,000 2.350%,  9/15/2024 117,565
Standard Industries, Inc.
185,000 5.500%,  2/15/2023
g
188,006
Textron Financial Corporation
1,350,000
3.645%,  (LIBOR 3M +
1.735%), 2/15/2042
b,g
1,073,250
TTM Technologies, Inc., Convertible
307,000 1.750%,  12/15/2020 483,689
United Rentals North America, Inc.
780,000 5.500%,  7/15/2025 810,469
250,000 4.625%,  10/15/2025 257,025
United Technologies Corporation
237,000 3.950%,  8/16/2025 258,336
Waste Management, Inc.
110,000 2.950%,  6/15/2024 113,585
Total 18,674,255
Collateralized Mortgage Obligations (9.3%)
Alternative Loan Trust
558,826
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 461,919
Antler Mortgage Trust
1,250,000
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
g
1,255,899
3,600,000
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
g
3,623,325
Banc of America Alternative Loan
Trust
181,364
2.292%,  (LIBOR 1M +
0.500%), 4/25/2035, Ser.
2005-3, Class 1CB1
b
160,230
824,833
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 791,816
Banc of America Mortgage Securities
Trust
1,140,661
3.986%,  9/25/2035, Ser.
2005-H, Class 3A1
b
1,130,421
1,092,720
6.000%,  5/25/2036, Ser.
2006-1, Class A5 1,073,756
Bear Stearns Adjustable Rate
Mortgage Trust
65,517
4.270%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
67,173
Bellemeade Re 2018-1, Ltd.
1,843,993
3.392%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
1,846,512
Cascade Funding Mortgage Trust
1,033,396
4.580%,  6/25/2048, Ser.
2018-RM1, Class A1
g
1,031,521
1,523,386
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
b,g
1,562,130
CHL Mortgage Pass-Through Trust
1,123,219
3.447%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
1,026,875
390,665
3.855%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
384,510

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
37
Principal
Amount Long-Term Fixed Income ( 47.8% ) Value
Collateralized Mortgage Obligations (9.3%) -
continued
$ 1,355,323
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 $ 1,122,579
CIM Trust
859,901
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
897,622
Citicorp Mortgage Securities Trust
147,732
6.000%,  5/25/2037, Ser.
2007-4, Class 1A5 145,736
Citigroup Mortgage Loan Trust, Inc.
173,981
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 176,642
274,528
4.799%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
233,107
1,488,659
4.738%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
1,480,374
Countrywide Alternative Loan Trust
79,110
2.192%,  (LIBOR 1M +
0.400%), 2/25/2035, Ser.
2005-J1, Class 5A1
b
76,367
273,965
3.434%,  10/25/2035, Ser.
2005-43, Class 4A1
b
258,576
308,214
3.643%,  10/25/2035, Ser.
2005-43, Class 1A1
b
298,997
350,477
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 336,525
264,751
6.000%,  4/25/2036, Ser.
2006-4CB, Class 1A1 209,641
978,406
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 573,117
87,114
6.000%,  1/25/2037, Ser.
2006-39CB, Class 1A16 87,535
Countrywide Home Loan Mortgage
Pass Through Trust
458,199
3.625%,  11/25/2035, Ser.
2005-22, Class 2A1
b
414,864
Credit Suisse Mortgage Capital
Certificates
1,175,495
3.322%,  10/25/2058, Ser.
2019-RPL8, Class A1
b,g
1,176,544
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
946,030
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 970,387
Eagle Re, Ltd.
1,350,000
3.592%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,g
1,351,895
Federal Home Loan Mortgage
Corporation
3,362,128
3.500%,  8/15/2035, Ser.
345, Class C8
k
419,629
Federal Home Loan Mortgage
Corporation - REMIC
1,477,276
2.500%,  12/15/2022, Ser.
4155, Class AI
k
41,097
831,133
2.500%,  5/15/2027, Ser.
4106, Class HI
k
43,915
2,886,218
3.000%,  5/15/2027, Ser.
4046, Class GI
k
191,472
2,197,727
3.000%,  7/15/2027, Ser.
4084, Class NI
k
159,847
3,269,638
3.000%,  7/15/2027, Ser.
4074, Class IO
k
237,079
Principal
Amount Long-Term Fixed Income ( 47.8% ) Value
Collateralized Mortgage Obligations (9.3%) -
continued
$ 1,077,014
2.500%,  2/15/2028, Ser.
4162, Class AI
k
$ 63,788
2,267,997
2.500%,  2/15/2028, Ser.
4161, Class UI
k
140,584
3,187,629
2.500%,  3/15/2028, Ser.
4177, Class EI
k
211,355
3,395,331
3.500%,  10/15/2032, Ser.
4119, Class KI
k
434,748
1,558,887
3.000%,  2/15/2033, Ser.
4170, Class IG
k
166,277
3,549,138
3.000%,  4/15/2033, Ser.
4203, Class DI
k
283,725
Federal National Mortgage
Association - REMIC
4,787,816
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
357,525
3,006,236
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
198,171
5,797,790
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
373,246
3,031,116
3.500%,  9/25/2027, Ser.
2012-98, Class YI
k
257,623
7,715,662
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
552,630
3,982,607
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
273,166
2,097,736
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
135,545
5,411,865
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
368,929
1,477,865
2.500%,  2/25/2028, Ser.
2013-46, Class CI
k
76,506
2,754,678
3.000%,  2/25/2028, Ser.
2013-2, Class GI
k
197,801
1,012,667
3.000%,  4/25/2028, Ser.
2013-30, Class DI
k
72,676
3,721,329
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
234,295
2,046,604
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
241,401
First Horizon Alternative Mortgage
Securities Trust
337,295
3.828%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
323,624
322,065
4.152%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
317,860
First Horizon Mortgage Pass-Through
Trust
285,158
4.788%,  8/25/2037, Ser.
2007-AR2, Class 1A2
b
208,310
Genworth Mortgage Insurance
Corporation
700,000
3.692%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,g
702,539
GMAC Mortgage Corporation Loan
Trust
584,582
3.994%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
567,651
Government National Mortgage
Association
998,820
4.000%,  1/16/2027, Ser.
2012-3, Class IO
k
77,385

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
38
Principal
Amount Long-Term Fixed Income ( 47.8% ) Value
Collateralized Mortgage Obligations (9.3%) -
continued
Greenpoint Mortgage Funding Trust
$ 411,629
1.992%,  (LIBOR 1M +
0.200%), 10/25/2045, Ser.
2005-AR4, Class G41B
b
$ 367,455
IndyMac IMJA Mortgage Loan Trust
697,263
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 504,510
IndyMac INDX Mortgage Loan Trust
1,059,930
2.002%,  (LIBOR 1M +
0.210%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
998,817
J.P. Morgan Alternative Loan Trust
653,140
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 536,056
J.P. Morgan Mortgage Trust
123,733
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 137,342
534,579
4.409%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
494,042
Legacy Mortgage Asset Trust
1,541,021
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
g
1,555,483
1,835,628
3.250%,  11/25/2059, Ser.
2019-GS7, Class A1
g,h
1,836,286
Lehman Mortgage Trust
223,666
2.542%,  (LIBOR 1M +
0.750%), 12/25/2035, Ser.
2005-2, Class 3A1
b
155,567
Master Asset Securitization Trust
828,094
2.292%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
338,260
MASTR Alternative Loans Trust
269,367
2.242%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
86,453
Merrill Lynch Alternative Note Asset
Trust
355,570
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 257,541
Merrill Lynch Mortgage Investors
Trust
825,610
4.326%,  6/25/2035, Ser.
2005-A5, Class M1
b
873,132
Oaktown Re II, Ltd.
1,181,015
3.342%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,g
1,181,249
Preston Ridge Partners Mortgage
Trust, LLC
409,701
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
g,h
410,688
1,552,190
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
g,h
1,555,793
1,601,706
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
1,599,910
545,230
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
g,h
545,211
Pretium Mortgage Credit Partners,
LLC
1,127,175
4.213%,  7/25/2060, Ser.
2019-NPL1, Class A1
g,h
1,129,199
Principal
Amount Long-Term Fixed Income ( 47.8% ) Value
Collateralized Mortgage Obligations (9.3%) -
continued
Radnor RE, Ltd.
$ 1,176,253
3.192%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,g
$ 1,176,252
1,700,000
4.492%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,g
1,705,549
RCO 2017-INV1 Trust
970,706
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,g
966,983
RCO Mortgage, LLC
929,578
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
928,297
Renaissance Home Equity Loan Trust
1,166,381
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
h
637,615
Residential Accredit Loans, Inc. Trust
669,717
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 667,507
329,069
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 323,965
480,089
6.000%,  4/25/2036, Ser.
2006-QS4, Class A2 460,669
398,823
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 374,317
685,825
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 637,353
420,255
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 401,573
181,416
6.000%,  6/25/2037, Ser.
2007-QS8, Class A10 166,203
Residential Asset Securitization Trust
491,042
6.205%,  8/25/2022, Ser.
2007-A8, Class 3A1
b
396,166
607,537
3.528%,  1/25/2034, Ser.
2004-IP1, Class A1
b
605,737
721,677
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 739,505
Residential Funding Mortgage
Security I Trust
959,332
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 935,541
Sequoia Mortgage Trust
839,923
1.068%,  9/20/2046, Ser.
2007-1, Class 4A1
b
684,125
Stanwich Mortgage Loan Trust
690,114
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
g,h
688,869
Starwood Mortgage Residential Trust
1,384,973
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,g
1,408,074
Structured Adjustable Rate Mortgage
Loan Trust
290,089
4.240%,  7/25/2035, Ser.
2005-15, Class 4A1
b
271,295
199,066
4.080%,  9/25/2035, Ser.
2005-18, Class 1A1
b
175,391
Structured Asset Mortgage
Investments, Inc.
694,003
2.102%,  (LIBOR 1M + 0.310%),
12/25/2035, Ser. 2005-AR4,
Class A1
b
709,628

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
39
Principal
Amount Long-Term Fixed Income ( 47.8% ) Value
Collateralized Mortgage Obligations (9.3%) -
continued
Toorak Mortgage Corporation
$ 1,750,000
4.375%,  8/25/2021, Ser.
2018-1, Class A1
g,h
$ 1,757,879
1,500,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
1,513,356
Vericrest Opportunity Loan
Transferee
1,800,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
g,h
1,794,740
475,000
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
g,h
474,770
Vericrest Opportunity Loan Trust
1,118,451
3.967%,  3/25/2049, Ser.
2019-NPL3, Class A1
g,h
1,124,191
674,229
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
g,h
673,058
2,400,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
g,h
2,394,606
Verus Securitization Trust
1,186,753
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
1,193,750
WaMu Mortgage Pass Through
Certificates
47,926
3.880%,  8/25/2046, Ser.
2006-AR8, Class 1A1
b
46,274
809,794
3.119%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
772,317
864,930
2.377%,  (COF 11 + 1.250%),
3/25/2047, Ser. 2007-OA2,
Class 2A
b
838,874
Washington Mutual Mortgage Pass
Through Certificates
415,354
6.000%,  11/25/2035, Ser.
2005-10, Class 2A9 411,550
837,368
7.000%,  4/25/2037, Ser.
2007-2, Class 1A1 528,096
294,668
3.159%,  (12 MTA + 0.920%),
9/25/2046, Ser. 2006-AR11,
Class 3A1A
b
282,498
Washington Mutual Mortgage Pass-
Through Certificates
343,824
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 339,956
Total 75,926,517
Commercial Mortgage-Backed Securities (0.5%)
Federal National Mortgage
Association
1,496,933 4.500%,  5/1/2048 1,578,101
Federal National Mortgage
Association - ACES
20,981,003
1.468%,  2/25/2031, Ser.
2019-M21, Class X2
b,k
2,336,501
Total 3,914,602
Communications Services (3.1%)
AMC Networks, Inc.
570,000 5.000%,  4/1/2024 581,400
American Tower Corporation
60,000 2.800%,  6/1/2020 60,173
98,000 3.450%,  9/15/2021 100,227
Principal
Amount Long-Term Fixed Income ( 47.8% ) Value
Communications Services (3.1%) - continued
$ 176,000 3.375%,  5/15/2024 $ 182,642
112,000 2.950%,  1/15/2025 114,426
AT&T, Inc.
452,000 4.450%,  4/1/2024 489,621
British Sky Broadcasting Group plc
110,000 3.125%,  11/26/2022
g
112,999
CCO Holdings, LLC
700,000 5.500%,  5/1/2026
g
737,625
460,000 5.125%,  5/1/2027
g
485,300
1,130,000 4.750%,  3/1/2030
g
1,152,634
Charter Communications Operating,
LLC
311,000 3.579%,  7/23/2020 312,977
120,000 4.500%,  2/1/2024 129,049
120,000 4.908%,  7/23/2025 132,091
Comcast Corporation
216,000 1.625%,  1/15/2022 215,418
117,000 3.700%,  4/15/2024 124,656
117,000 3.950%,  10/15/2025 127,597
Cox Communications, Inc.
171,000 2.950%,  6/30/2023
g
174,119
Crown Castle International
Corporation
140,000 3.400%,  2/15/2021 141,882
109,000 3.150%,  7/15/2023 112,415
118,000 4.450%,  2/15/2026 129,159
CSC Holdings, LLC
725,000 5.500%,  5/15/2026
g
767,586
Deutsche Telekom International
Finance BV
105,000 2.485%,  9/19/2023
g
105,679
Discovery Communications, LLC
216,000 2.950%,  3/20/2023 220,011
DISH Network Corporation,
Convertible
1,989,000 3.375%,  8/15/2026 1,913,219
Embarq Corporation
480,000 7.995%,  6/1/2036 507,600
Fox Corporation
229,000 4.030%,  1/25/2024
g
243,990
Frontier Communications
Corporation
780,000 8.000%,  4/1/2027
g
815,100
GCI Liberty, Inc., Convertible
1,374,000 1.750%,  9/30/2046
g
1,891,311
Gray Escrow, Inc.
900,000 7.000%,  5/15/2027
g
1,000,125
iHeartCommunications, Inc.
690,000 4.750%,  1/15/2028
g
707,250
Level 3 Financing, Inc.
280,000 5.375%,  5/1/2025 289,800
435,000 5.250%,  3/15/2026 452,400
490,000 4.625%,  9/15/2027
g
501,662
Liberty Interactive, LLC, Convertible
172,000 1.800%,  1/15/2031 149,202
Liberty Media Corporation,
Convertible
841,000 1.000%,  1/30/2023 1,118,701
Moody's Corporation
108,000 2.750%,  12/15/2021 109,640
Neptune Finco Corporation
512,000 10.875%,  10/15/2025
g
572,160

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
40
Principal
Amount Long-Term Fixed Income ( 47.8% ) Value
Communications Services (3.1%) - continued
Netflix, Inc.
$ 905,000 4.875%,  4/15/2028 $ 940,024
Nexstar Escrow Corporation
316,000 5.625%,  8/1/2024
g
329,430
400,000 5.625%,  7/15/2027
g
421,520
Sirius XM Radio, Inc.
940,000 5.000%,  8/1/2027
g
991,700
Sprint Corporation
1,710,000 7.625%,  2/15/2025 1,876,469
Telesat Canada / Telesat, LLC
520,000 4.875%,  6/1/2027
g
529,100
T-Mobile USA, Inc.
1,410,000 4.500%,  2/1/2026 1,445,250
Twitter, Inc., Convertible
480,000 0.250%,  6/15/2024 463,800
Verizon Communications, Inc.
67,000 2.946%,  3/15/2022 68,470
219,000
3.010%,  (LIBOR 3M + 1.100%),
5/15/2025
b
224,019
Viacom, Inc.
161,000 4.250%,  9/1/2023 171,364
270,000 5.875%,  2/28/2057
b
280,800
Virgin Media Secured Finance plc
865,000 5.500%,  8/15/2026
g
908,250
Vodafone Group plc
165,000 3.750%,  1/16/2024 174,402
Total 25,806,444
Consumer Cyclical (2.6%)
1011778 B.C., ULC
960,000 4.375%,  1/15/2028
g
962,400
Allison Transmission, Inc.
1,115,000 5.000%,  10/1/2024
g
1,141,481
American Honda Finance
Corporation
162,000 2.000%,  2/14/2020 161,994
163,000 2.050%,  1/10/2023 163,614
BMW Finance NV
109,000 2.250%,  8/12/2022
g
109,454
Brookfield Property REIT, Inc.
475,000 5.750%,  5/15/2026
g
501,125
Brookfield Residential Properties,
Inc.
920,000 6.250%,  9/15/2027
g
970,600
Cinemark USA, Inc.
900,000 4.875%,  6/1/2023 914,625
D.R. Horton, Inc.
160,000 2.550%,  12/1/2020 160,696
Daimler Finance North America, LLC
118,000 2.550%,  8/15/2022
g
118,827
Ford Motor Credit Company, LLC
162,000 3.336%,  3/18/2021 163,187
220,000 5.596%,  1/7/2022 231,765
210,000 3.350%,  11/1/2022 212,022
94,000 4.063%,  11/1/2024 95,867
General Motors Financial Company,
Inc.
162,000 2.650%,  4/13/2020 162,201
162,000 4.375%,  9/25/2021 167,831
118,000 4.200%,  11/6/2021 122,318
108,000 3.150%,  6/30/2022 110,033
Principal
Amount Long-Term Fixed Income ( 47.8% ) Value
Consumer Cyclical (2.6%) - continued
$ 233,000 3.950%,  4/13/2024 $ 243,440
Hanesbrands, Inc.
700,000 4.875%,  5/15/2026
g
741,125
Harley-Davidson Financial Services,
Inc.
170,000 4.050%,  2/4/2022
g
175,452
Hilton Domestic Operating Company,
Inc.
920,000 4.875%,  1/15/2030 974,653
Home Depot, Inc.
110,000 2.000%,  4/1/2021 110,215
65,000 2.625%,  6/1/2022 66,290
Hyundai Capital America
165,000 3.000%,  6/20/2022
g
166,756
L Brands, Inc.
470,000 6.694%,  1/15/2027 470,000
Landry's, Inc.
490,000 6.750%,  10/15/2024
g
507,150
Lennar Corporation
161,000 2.950%,  11/29/2020 161,402
65,000 4.125%,  1/15/2022 66,625
1,180,000 4.500%,  4/30/2024 1,246,375
Live Nation Entertainment, Inc.
470,000 5.625%,  3/15/2026
g
500,550
520,000 4.750%,  10/15/2027
g
538,200
Macy's Retail Holdings, Inc.
26,000 3.875%,  1/15/2022 26,489
67,000 2.875%,  2/15/2023 66,752
Mattamy Group Corporation
830,000 5.250%,  12/15/2027
g
863,200
McDonald's Corporation
226,000 3.350%,  4/1/2023 235,256
MGM Resorts International
775,000 6.000%,  3/15/2023 850,562
875,000 5.750%,  6/15/2025 980,000
Prime Security Services Borrower,
LLC
990,000 5.750%,  4/15/2026
g
1,076,011
Ralph Lauren Corporation
70,000 2.625%,  8/18/2020 70,266
Restoration Hardware, Inc.,
Convertible
26,000 Zero Coupon,  9/15/2024
g
30,829
Ryman Hospitality Properties, Inc.
520,000 4.750%,  10/15/2027
g
536,900
Scientific Games International, Inc.
470,000 5.000%,  10/15/2025
g
492,325
170,000 7.000%,  5/15/2028
g
181,900
ServiceMaster Company, LLC
930,000 5.125%,  11/15/2024
g
964,875
Six Flags Entertainment Corporation
480,000 4.875%,  7/31/2024
g
497,400
480,000 5.500%,  4/15/2027
g
511,800
Staples, Inc.
520,000 7.500%,  4/15/2026
g
539,500
Starbucks Corporation
115,000 2.100%,  2/4/2021 115,268
Viking Cruises, Ltd.
660,000 5.875%,  9/15/2027
g
705,375
Visa, Inc.
70,000 2.200%,  12/14/2020 70,248

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
41
Principal
Amount Long-Term Fixed Income ( 47.8% ) Value
Consumer Cyclical (2.6%) - continued
Volkswagen Group of America
Finance, LLC
$ 200,000 4.250%,  11/13/2023
g
$ 212,983
Yum! Brands, Inc.
240,000 4.750%,  1/15/2030
g
251,400
Total 21,717,612
Consumer Non-Cyclical (2.8%)
Abbott Laboratories
216,000 2.550%,  3/15/2022 219,448
113,000 3.400%,  11/30/2023 118,774
AbbVie, Inc.
108,000 2.900%,  11/6/2022 110,166
233,000 2.300%,  11/21/2022
g
234,105
349,000 3.600%,  5/14/2025 368,074
Albertson's Companies, LLC
1,000,000 6.625%,  6/15/2024 1,046,660
Allergan, Inc.
107,000 2.800%,  3/15/2023 107,780
Altria Group, Inc.
110,000 3.800%,  2/14/2024 115,692
113,000 4.400%,  2/14/2026 122,671
Anheuser-Busch Companies, LLC
113,000 3.650%,  2/1/2026 120,372
Anheuser-Busch InBev Finance, Inc.
97,000 3.300%,  2/1/2023 100,423
Anheuser-Busch InBev Worldwide,
Inc.
177,000 4.150%,  1/23/2025 192,565
B&G Foods, Inc.
820,000 5.250%,  9/15/2027 828,200
BAT Capital Corporation
110,000 2.764%,  8/15/2022 111,567
177,000 3.222%,  8/15/2024 180,894
Bausch Health Companies, Inc.
440,000 7.000%,  1/15/2028
g
484,000
120,000 5.000%,  1/30/2028
g
123,167
120,000 5.250%,  1/30/2030
g
124,440
Bayer U.S. Finance II, LLC
213,000 3.500%,  6/25/2021
g
216,838
Becton, Dickinson and Company
226,000 3.363%,  6/6/2024 235,277
Boston Scientific Corporation
226,000 3.450%,  3/1/2024 236,289
Bristol-Myers Squibb Company
177,000 3.625%,  5/15/2024
g
186,920
Bunge, Ltd. Finance Corporation
70,000 3.500%,  11/24/2020 70,869
Cardtronics, Inc., Convertible
270,000 1.000%,  12/1/2020 287,396
Centene Corporation
920,000 4.750%,  1/15/2025 955,632
150,000 4.250%,  12/15/2027
g
154,313
360,000 4.625%,  12/15/2029
g
379,386
Cigna Corporation
235,000 4.125%,  11/15/2025 254,762
Conagra Brands, Inc.
118,000 3.800%,  10/22/2021 121,737
118,000 4.300%,  5/1/2024 126,989
Constellation Brands, Inc.
220,000 4.250%,  5/1/2023 233,702
Principal
Amount Long-Term Fixed Income ( 47.8% ) Value
Consumer Non-Cyclical (2.8%) - continued
CVS Health Corporation
$ 108,000 2.750%,  12/1/2022 $ 109,698
327,000 3.700%,  3/9/2023 340,415
220,000 4.100%,  3/25/2025 235,981
Energizer Holdings, Inc.
950,000 6.375%,  7/15/2026
g
1,011,750
Express Scripts Holding Company
108,000 4.750%,  11/15/2021 113,180
Forest Laboratories, LLC
53,000 4.875%,  2/15/2021
g
54,536
General Mills, Inc.
110,000 3.700%,  10/17/2023 115,834
110,000 3.650%,  2/15/2024 115,567
HCA, Inc.
1,350,000 5.375%,  2/1/2025 1,492,871
Imperial Brands Finance plc
105,000 3.125%,  7/26/2024
g
106,014
JBS USA, LLC
470,000 5.750%,  6/15/2025
g
486,450
990,000 5.500%,  1/15/2030
g
1,063,359
Kellogg Company
220,000 3.125%,  5/17/2022 224,920
Keurig Dr Pepper, Inc.
224,000 3.551%,  5/25/2021 228,734
Kroger Company
110,000 2.800%,  8/1/2022 112,089
Mead Johnson Nutrition Company
70,000 3.000%,  11/15/2020 70,611
Mondelez International Holdings
Netherlands BV
162,000 2.000%,  10/28/2021
g
161,972
Mylan NV
112,000 3.150%,  6/15/2021 113,447
Mylan, Inc.
105,000 4.200%,  11/29/2023 111,110
Par Pharmaceutical, Inc.
470,000 7.500%,  4/1/2027
g
467,650
Pernod Ricard SA
190,000 5.750%,  4/7/2021
g
198,846
Post Holdings, Inc.
400,000 5.500%,  3/1/2025
g
419,000
Reynolds American, Inc.
110,000 4.850%,  9/15/2023 119,185
Scotts Miracle-Gro Company
530,000 4.500%,  10/15/2029
g
541,766
Shire Acquisitions Investments
Ireland Designated Activity
Company
216,000 2.400%,  9/23/2021 217,172
Simmons Foods, Inc.
840,000 5.750%,  11/1/2024
g
844,200
Spectrum Brands, Inc.
700,000 5.750%,  7/15/2025 730,639
240,000 5.000%,  10/1/2029
g
247,800
Teleflex, Inc.
725,000 4.875%,  6/1/2026 757,625
Tenet Healthcare Corporation
240,000 4.625%,  7/15/2024 245,700
700,000 5.125%,  11/1/2027
g
739,375

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
42
Principal
Amount Long-Term Fixed Income ( 47.8% ) Value
Consumer Non-Cyclical (2.8%) - continued
Teva Pharmaceutical Finance
Netherlands III BV
$ 52,000 2.200%,  7/21/2021 $ 50,359
Tyson Foods, Inc.
98,000 4.500%,  6/15/2022 103,146
UnitedHealth Group, Inc.
70,000 3.350%,  7/15/2022 72,472
VRX Escrow Corporation
1,895,000 6.125%,  4/15/2025
g
1,957,971
Zimmer Biomet Holdings, Inc.
220,000 3.550%,  4/1/2025 231,793
Zoetis, Inc.
161,000 3.450%,  11/13/2020 162,730
161,000 3.250%,  2/1/2023 165,657
Total 22,710,732
Energy (2.5%)
Alliance Resource Operating
Partners, LP
760,000 7.500%,  5/1/2025
g
691,600
Antero Resources Corporation
360,000 5.125%,  12/1/2022 321,300
500,000 5.625%,  6/1/2023 401,250
Archrock Partners, LP
290,000 6.250%,  4/1/2028
g
298,700
BP Capital Markets America, Inc.
442,000 2.520%,  9/19/2022 447,607
BP Capital Markets plc
108,000 2.315%,  2/13/2020 108,025
Canadian Natural Resources, Ltd.
110,000 2.950%,  1/15/2023 112,151
Canadian Oil Sands, Ltd.
108,000 9.400%,  9/1/2021
g
119,099
Cheniere Corpus Christi Holdings,
LLC
800,000 7.000%,  6/30/2024 921,912
Cheniere Energy Partners, LP
1,120,000 5.625%,  10/1/2026 1,184,400
Chesapeake Energy Corporation
285,000 11.500%,  1/1/2025
g,j
269,325
Continental Resources, Inc.
59,000 5.000%,  9/15/2022 59,393
176,000 4.500%,  4/15/2023 183,784
Diamondback Energy, Inc.
117,000 2.875%,  12/1/2024 118,256
Enagas SA
1,490,000 5.500%,  1/15/2028
g
1,460,200
Enbridge, Inc.
110,000 2.900%,  7/15/2022 112,035
887,000 6.250%,  3/1/2078
b
962,031
Energy Transfer Operating, LP
112,000 4.200%,  9/15/2023 117,529
220,000 5.875%,  1/15/2024 243,394
264,000 6.625%,  2/15/2028
b,i
249,480
EnLink Midstream Partners, LP
940,000 4.850%,  7/15/2026 881,250
Enterprise Products Operating, LLC
440,000 4.875%,  8/16/2077
b
434,500
EOG Resources, Inc.
180,000 2.625%,  3/15/2023 183,244
Principal
Amount Long-Term Fixed Income ( 47.8% ) Value
Energy (2.5%) - continued
Hess Corporation
$ 112,000 3.500%,  7/15/2024 $ 114,417
Kinder Morgan Energy Partners, LP
216,000 3.450%,  2/15/2023 222,675
Marathon Petroleum Corporation
110,000 4.750%,  12/15/2023 119,461
MPLX, LP
162,000 4.500%,  7/15/2023 172,058
Murphy Oil Corporation
490,000 5.875%,  12/1/2027 514,500
Nabors Industries, Inc.
550,000 5.750%,  2/1/2025 495,000
Newfield Exploration Company
110,000 5.625%,  7/1/2024 120,777
Occidental Petroleum Corporation
48,000 4.850%,  3/15/2021 49,437
220,000 2.700%,  8/15/2022 222,234
164,000 2.900%,  8/15/2024 166,533
Parsley Energy, LLC
730,000 5.625%,  10/15/2027
g
771,975
Plains All American Pipeline, LP
247,000 5.000%,  2/1/2021 252,661
260,000 6.125%,  11/15/2022
b,i
242,450
60,000 2.850%,  1/31/2023 60,574
Precision Drilling Corporation
230,000 7.750%,  12/15/2023 229,425
330,000 7.125%,  1/15/2026
g
313,500
Sabine Pass Liquefaction, LLC
108,000 6.250%,  3/15/2022 115,997
108,000 5.625%,  4/15/2023 117,481
Southwestern Energy Company
840,000 7.500%,  4/1/2026 777,000
Sunoco Logistics Partners
Operations, LP
175,000 4.400%,  4/1/2021 179,177
Sunoco, LP
475,000 5.500%,  2/15/2026 492,813
460,000 5.875%,  3/15/2028 488,430
Targa Resources Partners, LP
480,000 5.375%,  2/1/2027 498,000
Transocean Guardian, Ltd.
787,650 5.875%,  1/15/2024
g
805,372
Viper Energy Partners, LP
710,000 5.375%,  11/1/2027
g
738,400
W&T Offshore, Inc.
900,000 9.750%,  11/1/2023
g
858,375
Western Gas Partners, LP
110,000 4.000%,  7/1/2022 112,708
Williams Partners, LP
215,000 4.500%,  11/15/2023 230,086
WPX Energy, Inc.
610,000 5.750%,  6/1/2026 651,175
270,000 5.250%,  10/15/2027 284,850
Total 20,298,006
Financials (7.1%)
ACE INA Holdings, Inc.
70,000 2.875%,  11/3/2022 71,788

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
43
Principal
Amount Long-Term Fixed Income ( 47.8% ) Value
Financials (7.1%) - continued
Aegon NV
$ 720,000
1.668%,  (USISDA 10Y +
0.100%), 4/15/2020
b,i
$ 584,774
AerCap Ireland Capital, Ltd.
118,000 3.500%,  1/15/2025 121,549
AIG Global Funding
220,000 2.150%,  7/2/2020
g
220,208
Air Lease Corporation
220,000 2.500%,  3/1/2021 220,973
Aircastle, Ltd.
178,000 5.000%,  4/1/2023 190,267
Ally Financial, Inc.
950,000 5.750%,  11/20/2025 1,062,812
American Express Company
112,000 3.375%,  5/17/2021 114,118
105,000 3.700%,  8/3/2023 110,321
113,000 3.400%,  2/22/2024 118,116
Ares Capital Corporation, Convertible
522,000 4.625%,  3/1/2024 553,685
Athene Global Funding
165,000 4.000%,  1/25/2022
g
170,387
Australia and New Zealand Banking
Group, Ltd.
430,000 6.750%,  6/15/2026
b,g,i
490,737
Avolon Holdings Funding, Ltd.
57,000 5.250%,  5/15/2024
g
62,220
BAC Capital Trust XIV
248,000
4.000%,  (LIBOR 3M +
0.400%), 1/21/2020
b,i
226,920
Banco Bilbao Vizcaya Argentaria SA
200,000 6.500%,  3/5/2025
b,i
211,500
200,000 6.125%,  11/16/2027
b,i
205,750
Bank of America Corporation
218,000 2.738%,  1/23/2022
b
219,626
224,000 3.499%,  5/17/2022
b
228,450
200,000 3.004%,  12/20/2023
b
204,820
328,000 3.550%,  3/5/2024
b
340,407
564,000 5.125%,  6/20/2024
b,i
596,599
457,000 3.864%,  7/23/2024
b
480,885
220,000 4.200%,  8/26/2024 236,145
750,000 6.250%,  9/5/2024
b,i
833,437
113,000 3.458%,  3/15/2025
b
117,959
Bank of Montreal
330,000 3.300%,  2/5/2024 343,719
Bank of New York Mellon Corporation
216,000 2.600%,  2/7/2022 219,201
Bank of Nova Scotia
112,000
2.406%,  (LIBOR 3M +
0.440%), 4/20/2021
b
112,371
162,000 2.700%,  3/7/2022 164,796
221,000 2.375%,  1/18/2023 224,202
Barclays Bank plc
100,000 5.140%,  10/14/2020 102,087
Barclays plc
225,000 4.610%,  2/15/2023
b
234,925
731,000 7.750%,  9/15/2023
b,i
798,617
283,000 4.338%,  5/16/2024
b
298,201
BB&T Corporation
220,000 2.150%,  2/1/2021 220,587
105,000 2.500%,  8/1/2024 106,258
Principal
Amount Long-Term Fixed Income ( 47.8% ) Value
Financials (7.1%) - continued
Blackstone Mortgage Trust, Inc.,
Convertible
$ 120,000 4.375%,  5/5/2022 $ 127,385
BNP Paribas SA
460,000 7.625%,  3/30/2021
b,g,i
485,300
141,000 2.819%,  11/19/2025
b,g
142,540
BNZ International Funding, Ltd.
250,000
2.874%,  (LIBOR 3M + 0.980%),
9/14/2021
b,g
252,755
BPCE SA
110,000 3.000%,  5/22/2022
g
111,936
Camden Property Trust
110,000 4.875%,  6/15/2023 118,874
Capital One Bank USA NA
165,000 3.375%,  2/15/2023 170,374
Capital One Financial Corporation
324,000 3.050%,  3/9/2022 330,672
Cascades USA, Inc.
480,000 5.125%,  1/15/2026
g
493,200
Central Fidelity Capital Trust I
445,000
3.001%,  (LIBOR 3M +
1.000%), 4/15/2027
b
422,750
CIT Group, Inc.
925,000 5.000%,  8/15/2022 980,500
Citigroup, Inc.
97,000 2.350%,  8/2/2021 97,574
108,000 2.750%,  4/25/2022 109,649
108,000
2.626%,  (LIBOR 3M +
0.690%), 10/27/2022
b
108,848
466,000 2.312%,  11/4/2022
b
467,353
218,000 3.142%,  1/24/2023
b
222,437
496,000 5.000%,  9/12/2024
b,i
519,560
336,000 3.352%,  4/24/2025
b
349,444
248,000 5.950%,  5/15/2025
b,i
270,630
Citizens Bank NA
250,000 2.200%,  5/26/2020 250,124
CNA Financial Corporation
103,000 5.750%,  8/15/2021 108,851
126,000 3.950%,  5/15/2024 134,559
Commonwealth Bank of Australia
216,000 2.250%,  3/10/2020
g
216,115
Compass Bank
250,000 3.500%,  6/11/2021 254,281
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
216,000 3.950%,  11/9/2022 225,725
Credit Agricole SA
108,000 3.375%,  1/10/2022
g
110,475
406,000 8.125%,  12/23/2025
b,g,i
492,275
Credit Suisse Group AG
400,000 7.500%,  7/17/2023
b,g,i
437,740
372,000 7.500%,  12/11/2023
b,g,i
418,035
117,000 2.593%,  9/11/2025
b,g
117,328
560,000 6.375%,  8/21/2026
b,g,i
603,680
Credit Suisse Group Funding
(Guernsey), Ltd.
325,000 3.800%,  9/15/2022 338,197
Danske Bank AS
177,000 5.000%,  1/12/2022
g
185,783
Deutsche Bank AG
108,000 2.700%,  7/13/2020 108,074
324,000 4.250%,  10/14/2021 333,138

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
44
Principal
Amount Long-Term Fixed Income ( 47.8% ) Value
Financials (7.1%) - continued
Deutsche Bank AG of New York
$ 117,000 3.950%,  2/27/2023 $ 119,919
Digital Realty Trust, LP
165,000 2.750%,  2/1/2023 166,645
Discover Bank
107,000 4.200%,  8/8/2023 113,715
175,000 2.450%,  9/12/2024 174,452
Fidelity National Financial, Inc.
180,000 5.500%,  9/1/2022 193,714
Fifth Third Bancorp
164,000 2.600%,  6/15/2022 166,015
113,000 3.650%,  1/25/2024 119,069
Five Corners Funding Trust
275,000 4.419%,  11/15/2023
g
298,353
FTI Consulting, Inc., Convertible
673,000 2.000%,  8/15/2023 841,995
General Electric Capital Corporation
232,000 3.100%,  1/9/2023 236,902
Goldman Sachs Group, Inc.
216,000 5.375%,  5/10/2020
b,i
218,672
216,000 5.250%,  7/27/2021 226,635
160,000
3.080%,  (LIBOR 3M + 1.170%),
11/15/2021
b
161,245
216,000 3.000%,  4/26/2022 218,658
164,000 2.876%,  10/31/2022
b
166,290
108,000
2.942%,  (LIBOR 3M +
1.050%), 6/5/2023
b
109,113
226,000 3.625%,  2/20/2024 237,058
548,000 5.500%,  8/10/2024
b,i,j
586,360
263,000 4.950%,  2/10/2025
b,i
272,468
176,000 3.272%,  9/29/2025
b
182,048
GS Finance Corporation, Convertible
1,975,000 0.500%,  6/23/2025
c
2,182,177
Guardian Life Global Funding
200,000 2.000%,  4/26/2021
g
200,233
Hannon Armstrong Sustainable
Infrastructure Capital, Convertible
349,000 4.125%,  9/1/2022 421,215
Hospitality Properties Trust
80,000 4.250%,  2/15/2021 81,140
HSBC Holdings plc
324,000 3.400%,  3/8/2021 329,070
216,000 6.875%,  6/1/2021
b,i
226,530
210,000
3.543%,  (LIBOR 3M +
1.500%), 1/5/2022
b
214,157
546,000 6.375%,  9/17/2024
b,i
587,632
225,000 3.803%,  3/11/2025
b
236,031
372,000 6.375%,  3/30/2025
b,i
404,550
141,000 2.633%,  11/7/2025
b
141,429
248,000 6.500%,  3/23/2028
b,i
272,800
Huntington Bancshares, Inc.
140,000 3.150%,  3/14/2021 141,712
Icahn Enterprises, LP
325,000 6.750%,  2/1/2024 337,187
430,000 6.375%,  12/15/2025 450,962
ILFC E-Capital Trust II
372,000
4.150%,  (H15T30Y + 1.800%),
12/21/2065
b,g
301,087
ING Groep NV
555,000 6.000%,  4/16/2020
b,i
557,941
225,000 4.100%,  10/2/2023 239,204
Principal
Amount Long-Term Fixed Income ( 47.8% ) Value
Financials (7.1%) - continued
International Lease Finance
Corporation
$ 216,000 5.875%,  8/15/2022 $ 235,218
Iron Mountain, Inc.
855,000 4.875%,  9/15/2027
g
882,788
iStar, Inc., Convertible
145,000 3.125%,  9/15/2022 162,592
J.P. Morgan Chase & Company
161,000
2.587%,  (LIBOR 3M +
0.680%), 6/1/2021
b
161,261
210,000 2.295%,  8/15/2021 210,462
272,000 2.776%,  4/25/2023
b
276,192
220,000 3.375%,  5/1/2023 228,499
362,000 5.150%,  5/1/2023
b,i
378,290
215,000
3.166%,  (LIBOR 3M +
1.230%), 10/24/2023
b
218,657
1,132,000 5.000%,  8/1/2024
b,i
1,177,280
245,000 3.875%,  9/10/2024 262,096
456,000 4.023%,  12/5/2024
b
486,009
Liberty Mutual Group, Inc.
525,000 3.951%,  10/15/2050
g
544,254
25,000 5.000%,  6/1/2021
g
25,826
Lincoln National Corporation
185,000 6.250%,  2/15/2020 185,854
235,000
4.262%,  (LIBOR 3M +
2.358%), 5/17/2066
b
206,800
Lloyds Banking Group plc
233,000 3.000%,  1/11/2022 236,663
175,000 2.858%,  3/17/2023
b
177,129
225,000 3.900%,  3/12/2024 237,414
800,000 6.413%,  10/1/2035
b,g,i
930,000
590,000 6.657%,  5/21/2037
b,g,i
702,950
Macquarie Bank, Ltd.
540,000 6.125%,  3/8/2027
b,g,i
558,900
MetLife Capital Trust IV
823,000 7.875%,  12/15/2037
g
1,098,705
MGIC Investment Corporation,
Convertible
805,000 9.000%,  4/1/2063
g
1,079,363
Mitsubishi UFJ Financial Group, Inc.
108,000 2.998%,  2/22/2022 110,025
163,000 2.623%,  7/18/2022 165,147
220,000 3.455%,  3/2/2023 228,069
113,000 3.407%,  3/7/2024 117,764
Mizuho Financial Group, Inc.
163,000 2.721%,  7/16/2023
b
164,881
Morgan Stanley
210,000 2.800%,  6/16/2020 210,778
216,000 5.500%,  7/28/2021 227,533
108,000 2.750%,  5/19/2022 109,943
64,000 4.875%,  11/1/2022 68,564
218,000 3.125%,  1/23/2023 224,072
234,000 4.100%,  5/22/2023 247,025
114,000 2.720%,  7/22/2025
b
115,381
MPT Operating Partnership, LP
510,000 5.500%,  5/1/2024 523,388
460,000 4.625%,  8/1/2029 473,800
Nordea Bank Abp
200,000 6.625%,  3/26/2026
b,g,i
221,750
Outfront Media Cap, LLC
530,000 4.625%,  3/15/2030
g
539,275

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
45
Principal
Amount Long-Term Fixed Income ( 47.8% ) Value
Financials (7.1%) - continued
Park Aerospace Holdings, Ltd.
$ 57,000 4.500%,  3/15/2023
g
$ 59,679
PNC Bank NA
216,000 2.450%,  11/5/2020 217,006
PNC Financial Services Group, Inc.
110,000 3.500%,  1/23/2024 115,763
Quicken Loans, Inc.
1,160,000 5.750%,  5/1/2025
g
1,199,150
Realty Income Corporation
162,000 5.750%,  1/15/2021 166,649
Regions Financial Corporation
112,000 3.800%,  8/14/2023 118,489
Reinsurance Group of America, Inc.
162,000 4.700%,  9/15/2023 175,624
Royal Bank of Canada
216,000 2.125%,  3/2/2020 216,079
118,000 2.250%,  11/1/2024 118,545
Royal Bank of Scotland Group plc
621,000 8.625%,  8/15/2021
b,i
671,487
110,000 6.125%,  12/15/2022 120,339
110,000 6.100%,  6/10/2023 121,039
220,000 4.269%,  3/22/2025
b
233,559
94,000 3.754%,  11/1/2029
b
95,917
Santander UK Group Holdings plc
210,000 2.875%,  8/5/2021 211,957
Simon Property Group, LP
120,000 2.500%,  7/15/2021 120,922
106,000 2.000%,  9/13/2024 105,394
SITE Centers Corporation
52,000 4.625%,  7/15/2022 54,214
Societe Generale SA
141,000 2.625%,  10/16/2024
g
140,927
805,000 8.000%,  9/29/2025
b,g,i
945,875
Standard Chartered plc
163,000 2.744%,  9/10/2022
b,g
164,018
State Street Corporation
118,000 2.354%,  11/1/2025
b
118,406
Sumitomo Mitsui Financial Group,
Inc.
108,000 2.784%,  7/12/2022 109,815
456,000 2.778%,  10/18/2022 464,229
141,000 2.448%,  9/27/2024 141,232
SunTrust Banks, Inc.
95,000 2.900%,  3/3/2021 95,977
Synchrony Financial
25,000
3.132%,  (LIBOR 3M +
1.230%), 2/3/2020
b
25,020
94,000 3.750%,  8/15/2021 96,112
105,000 2.850%,  7/25/2022 106,246
115,000 4.250%,  8/15/2024 122,643
Toronto-Dominion Bank
295,000 2.550%,  1/25/2021 297,153
113,000 3.250%,  3/11/2024 118,228
Truist Financial Corporation
600,000 4.800%,  9/1/2024
b,i
619,500
UBS Group Funding Jersey, Ltd.
216,000 3.000%,  4/15/2021
g
218,837
USB Realty Corporation
496,000
3.148%,  (LIBOR 3M + 1.147%),
1/15/2022
b,g,i
427,800
Principal
Amount Long-Term Fixed Income ( 47.8% ) Value
Financials (7.1%) - continued
Ventas Realty, LP
$ 112,000 3.100%,  1/15/2023 $ 114,576
110,000 3.750%,  5/1/2024 115,455
VICI Properties, LP / VICI Note
Company, Inc.
180,000 4.250%,  12/1/2026
g
185,400
180,000 4.625%,  12/1/2029
g
188,100
Wachovia Capital Trust II
220,000
2.501%,  (LIBOR 3M +
0.500%), 1/15/2027
b
206,800
Wells Fargo & Company
205,000 2.100%,  7/26/2021 205,291
110,000 2.625%,  7/22/2022 111,588
220,000 4.125%,  8/15/2023 233,530
250,000
3.157%,  (LIBOR 3M + 1.230%),
10/31/2023
b
254,448
115,000 3.750%,  1/24/2024 121,464
233,000 2.406%,  10/30/2025
b
233,000
Westpac Banking Corporation
275,000
2.753%,  (LIBOR 3M +
0.850%), 8/19/2021
b
277,464
Total 58,061,504
Mortgage-Backed Securities (9.3%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
3,654,908 3.500%,  5/1/2034 3,799,457
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,386,445 3.000%,  8/1/2047 3,465,196
778,572 3.500%,  7/1/2049 799,978
Federal National Mortgage
Association
2,918,759 3.500%,  10/1/2048 3,024,084
3,300,000 3.500%,  8/1/2049 3,427,093
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
7,925,000 2.500%,  1/1/2035
e
7,991,957
14,977,000 3.000%,  1/1/2035
e
15,344,522
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
25,263,000 3.000%,  1/1/2048
e
25,605,365
4,545,697 4.000%,  7/1/2048 4,737,771
5,600,000 3.500%,  1/1/2049
e
5,757,643
2,466,050 3.500%,  8/1/2049 2,534,479
Total 76,487,545
Technology (1.6%)
Akamai Technologies, Inc.,
Convertible
577,000 0.375%,  9/1/2027
g
569,683
Apple, Inc.
217,000 2.400%,  1/13/2023 220,475
385,000 3.450%,  5/6/2024 408,541
Baidu, Inc.
109,000 3.000%,  6/30/2020 109,387
Booking Holdings, Inc., Convertible
324,000 0.350%,  6/15/2020 502,606

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
46
Principal
Amount Long-Term Fixed Income ( 47.8% ) Value
Technology (1.6%) - continued
Broadcom Corporation
$ 222,000 2.650%,  1/15/2023 $ 223,146
CommScope Technologies Finance,
LLC
780,000 6.000%,  6/15/2025
g
780,881
Dell International, LLC/ EMC
Corporation
170,000 4.000%,  7/15/2024
g
177,962
Diamond 1 Finance Corporation
330,000 5.450%,  6/15/2023
g
357,739
Diamond Sports Group, LLC
950,000 6.625%,  8/15/2027
g,j
923,875
Fiserv, Inc.
235,000 2.750%,  7/1/2024 238,969
Global Payments, Inc.
52,000 2.650%,  2/15/2025 52,186
Harland Clarke Holdings Corporation
480,000 8.375%,  8/15/2022
g
391,200
Hewlett Packard Enterprise Company
268,000 3.600%,  10/15/2020 271,033
106,000 2.250%,  4/1/2023 105,825
Intel Corporation
160,000 1.700%,  5/19/2021 159,862
70,000 3.100%,  7/29/2022 72,202
j2 Global, Inc., Convertible
438,000 3.250%,  6/15/2029 633,026
Marvell Technology Group, Ltd.
112,000 4.200%,  6/22/2023 118,202
Microchip Technology, Inc.,
Convertible
181,000 1.625%,  2/15/2027 257,925
Microsoft Corporation
216,000 2.400%,  2/6/2022 218,967
NCR Corporation
920,000 6.125%,  9/1/2029
g
998,310
Nuance Communications, Inc.,
Convertible
1,563,000 1.250%,  4/1/2025 1,736,184
NXP BV/NXP Funding, LLC
165,000 4.875%,  3/1/2024
g
179,822
ON Semiconductor Corporation,
Convertible
644,000 1.625%,  10/15/2023 887,915
Oracle Corporation
60,000 2.500%,  5/15/2022 60,762
Panasonic Corporation
163,000 2.536%,  7/19/2022
g
164,338
Plantronics, Inc.
800,000 5.500%,  5/31/2023
g
782,000
Seagate HDD Cayman
58,000 4.250%,  3/1/2022 60,013
SS&C Technologies, Inc.
700,000 5.500%,  9/30/2027
g
747,250
Teradyne, Inc., Convertible
100,000 1.250%,  12/15/2023 219,313
Texas Instruments, Inc.
60,000 1.750%,  5/1/2020 59,965
Verint Systems, Inc., Convertible
282,000 1.500%,  6/1/2021 303,441
Total 12,993,005
Principal
Amount Long-Term Fixed Income ( 47.8% ) Value
Transportation (0.7%)
AerCap Holdings NV
$ 424,000 5.875%,  10/10/2079
b
$ 453,922
Boeing Company
226,000 3.100%,  5/1/2026 233,022
CSX Corporation
110,000 3.700%,  11/1/2023 116,737
Delta Air Lines, Inc.
162,000 2.875%,  3/13/2020 162,025
118,000 2.900%,  10/28/2024 118,051
Hertz Corporation
500,000 5.500%,  10/15/2024
g
512,500
390,000 6.000%,  1/15/2028
g
390,000
J.B. Hunt Transport Services, Inc.
70,000 3.300%,  8/15/2022 72,073
Meritor, Inc., Convertible
500,000 3.250%,  10/15/2037 543,996
NCL Corporation, Ltd.
490,000 3.625%,  12/15/2024
g
496,738
Penske Truck Leasing Company, LP
113,000 3.375%,  2/1/2022
g
115,362
Ryder System, Inc.
238,000 3.500%,  6/1/2021 242,833
Union Pacific Corporation
168,000 3.750%,  7/15/2025 179,966
United Airlines Pass Through Trust
70,000 3.700%,  12/1/2022 71,965
United Continental Holdings, Inc.
960,000 4.875%,  1/15/2025 1,017,600
XPO Logistics, Inc.
300,000 6.125%,  9/1/2023
g
309,690
529,000 6.750%,  8/15/2024
g
574,679
Total 5,611,159
Utilities (1.0%)
Alabama Power Company
108,000 2.450%,  3/30/2022 109,282
Ameren Corporation
70,000 2.700%,  11/15/2020 70,372
109,000 2.500%,  9/15/2024 109,848
Berkshire Hathaway Energy Company
218,000 2.400%,  2/1/2020 218,070
Calpine Corporation
900,000 4.500%,  2/15/2028
g
907,983
CenterPoint Energy, Inc.
110,000 2.500%,  9/1/2022 110,859
105,000 2.500%,  9/1/2024 105,057
Dominion Energy, Inc.
110,000 2.715%,  8/15/2021 110,808
110,000 3.071%,  8/15/2024 113,218
375,000 4.650%,  12/15/2024
b,i
382,564
DTE Energy Company
178,000 3.300%,  6/15/2022 182,135
164,000 2.529%,  10/1/2024 164,643
Duke Energy Corporation
216,000 2.400%,  8/15/2022 218,090
370,000 4.875%,  9/16/2024
b,i
387,964
Edison International
337,000 2.950%,  3/15/2023 337,137
59,000 3.550%,  11/15/2024 60,383

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
47
Principal
Amount Long-Term Fixed Income ( 47.8% ) Value
Utilities (1.0%) - continued
Evergy, Inc.
$ 106,000 2.450%,  9/15/2024 $ 106,536
Eversource Energy
109,000 2.500%,  3/15/2021 109,613
Exelon Generation Company, LLC
162,000 2.950%,  1/15/2020 162,026
FirstEnergy Corporation
163,000 2.850%,  7/15/2022 165,582
Georgia Power Company
106,000 2.200%,  9/15/2024 105,916
NextEra Energy Operating Partners,
LP
920,000 3.875%,  10/15/2026
g
923,450
NiSource, Inc.
178,000 3.650%,  6/15/2023 185,310
565,000 5.650%,  6/15/2023
b,i
579,125
Pinnacle West Capital Corporation
110,000 2.250%,  11/30/2020 110,156
PPL Capital Funding, Inc.
220,000 3.950%,  3/15/2024 231,530
PSEG Power, LLC
100,000 3.000%,  6/15/2021 101,119
Public Service Enterprise Group, Inc.
110,000 2.875%,  6/15/2024 112,365
Sempra Energy
233,000 3.550%,  6/15/2024 243,939
Southern Company
108,000 2.350%,  7/1/2021 108,513
TerraForm Power Operating, LLC
895,000 5.000%,  1/31/2028
g
946,292
TransCanada Trust
768,000 5.875%,  8/15/2076
b
826,598
Total 8,606,483
Total Long-Term Fixed Income
(cost $384,121,246) 391,626,227
Shares Common Stock ( 26.1% ) Value
Communications Services (1.3%)
4,021 Activision Blizzard, Inc. 238,928
1,416 Alphabet, Inc., Class A
l
1,896,576
924 Alphabet, Inc., Class C
l
1,235,407
76,012 Auto Trader Group plc
g
600,282
3,547 Carsales.com, Ltd. 41,364
26,010 Comcast Corporation 1,169,670
12,924 DISH Network Corporation
l
458,414
4,625 Facebook, Inc.
l
949,281
39,000 HKT Trust and HKT, Ltd. 54,962
1,272 Ipsos SA 41,399
38,923 Mediaset Espana Comunicacion SA 247,850
9,355 QuinStreet, Inc.
l
143,225
3,234 Rightmove plc 27,137
16,932 Seven West Media, Ltd.
l
3,927
13,400 TV Asahi Holdings Corporation 247,427
17,978 Twitter, Inc.
l
576,195
28,360 Verizon Communications, Inc. 1,741,304
5,200 ViacomCBS, Inc. 218,244
3,052 Wolters Kluwer NV 222,844
8,134 Zillow Group, Inc.
l
372,049
Total 10,486,485
Shares Common Stock ( 26.1% ) Value
Consumer Discretionary (2.3%)
1,509 Alibaba Group Holding, Ltd. ADR
l
$ 320,059
1,409 Amazon.com, Inc.
l
2,603,607
1,700 AOKI Holdings, Inc. 17,581
3,400 Aoyama Trading Company, Ltd. 47,845
4,263 Aptiv plc 404,857
2,000 Autobacs Seven Company, Ltd. 31,497
150 AutoZone, Inc.
l
178,697
2,800 Benesse Holdings, Inc. 73,597
6,158 Berkeley Group Holdings plc 396,346
337 Booking Holdings, Inc.
l
692,107
1,800 Bridgestone Corporation 66,870
2,185 Bright Horizons Family Solutions,
Inc.
l
328,384
1,774 Burlington Stores, Inc.
l
404,525
1,134 Century Casinos, Inc.
l
8,981
2,200 Chiyoda Company, Ltd. 32,379
2,237 Cie Generale des Etablissements
Michelin 275,284
30,700 Citizen Watch Company, Ltd. 167,195
6,796 Crocs, Inc.
l
284,684
5,419 D.R. Horton, Inc. 285,852
13,300 Denso Corporation 600,659
11,228 Designer Brands, Inc. 176,729
974 Emerald Expositions Events, Inc. 10,276
8,483 Etsy, Inc.
l
375,797
900 Exedy Corporation 20,359
3,453 G-III Apparel Group, Ltd.
l
115,676
6,055 Harley-Davidson, Inc. 225,185
6,417 Home Depot, Inc. 1,401,344
11,299 Lowe's Companies, Inc. 1,353,168
2,295 Lululemon Athletica, Inc.
l
531,683
770 McDonald's Corporation 152,160
1,420 Mohawk Industries, Inc.
l
193,660
28,569 Moneysupermarket.com Group plc 125,414
8,104 Movado Group, Inc. 176,181
10,500 NHK Spring Company, Ltd. 95,029
3,174 NIKE, Inc. 321,558
112,000 Nissan Motor Company, Ltd. 649,011
5,883 Norwegian Cruise Line Holdings, Ltd.
l
343,626
129 NVR, Inc.
l
491,285
1,900 Onward Holdings Company, Ltd. 11,333
2,421 Oxford Industries, Inc. 182,592
6,600 Park24 Company, Ltd. 161,608
2,831 Playa Hotels and Resorts NV
l
23,780
1,500 PLENUS Company, Ltd.
j
26,916
13,040 Red Rock Resorts, Inc. 312,308
18,007 Redrow plc 177,736
3,078 RH
j,l
657,153
2,800 Rinnai Corporation 218,818
4,000 Sangetsu Company, Ltd. 75,424
1,300 SHIMAMURA Company, Ltd. 98,831
5,080 Sony Corporation ADR 345,440
2,219 Starbucks Corporation 195,094
46,300 Sumitomo Electric Industries, Ltd. 695,341
900 Sumitomo Forestry Company, Ltd. 13,253
34,900 Sumitomo Rubber Industries, Ltd. 425,562
6,533 Super Retail Group, Ltd. 46,363
800 Takara Standard Company, Ltd. 14,400
67,671 Taylor Wimpey plc 173,515
6,258 TJX Companies, Inc. 382,113
13,200 Toyoda Gosei Company, Ltd. 329,596
800 United Arrows, Ltd. 22,656
4,533 Zumiez, Inc.
l
156,570
Total 18,725,549

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
48
Shares Common Stock ( 26.1% ) Value
Consumer Staples (1.5%)
2,400 Arcs Company, Ltd. $ 50,426
9,232 Bunge, Ltd. 531,302
3,110 Carlsberg AS 464,124
1,426 Casey's General Stores, Inc. 226,720
11,648 Coca-Cola Company 644,717
12,003 Colgate-Palmolive Company 826,286
1,066 Costco Wholesale Corporation 313,319
24,139 Cott Corporation 330,221
3,086 ForFarmers BV 19,868
746 Glanbia plc 8,585
26,252 Hain Celestial Group, Inc.
l
681,371
25,600 Japan Tobacco, Inc. 570,792
2,524 John B. Sanfilippo & Son, Inc. 230,391
2,300 Kimberly-Clark Corporation 316,365
12 Lindt & Spruengli AG 93,180
415 L'Oreal SA 122,719
800 Ministop Company, Ltd. 10,772
3,193 Monster Beverage Corporation
l
202,915
8,907 Nestle SA 964,319
9,139 PepsiCo, Inc. 1,249,027
2,424 Philip Morris International, Inc. 206,258
6,078 Procter & Gamble Company 759,142
4,400 Sugi Holdings Company, Ltd. 232,120
14,200 Sundrug Company, Ltd. 513,784
22,681 SunOpta, Inc.
l
56,702
164 Sysco Corporation 14,029
7,621 Turning Point Brands, Inc. 217,961
9,747 Unilever NV 559,390
4,185 Unilever plc 239,562
11,157 Wal-Mart Stores, Inc. 1,325,898
Total 11,982,265
Energy (1.4%)
16,729 BP plc ADR 631,352
5,272 Chevron Corporation 635,329
4,530 ConocoPhillips 294,586
4,967 Contura Energy, Inc.
l
44,951
3,774 Diamondback Energy, Inc. 350,454
33,500 Enbridge, Inc. 1,332,295
63,670 Enterprise Products Partners, LP 1,792,947
5,155 EOG Resources, Inc. 431,783
6,300 EQT Corporation 68,670
37,377 Euronav NV 468,708
4,133 Exxon Mobil Corporation 288,401
358 Gaztransport Et Technigaz SA 34,481
11,808 Halliburton Company 288,942
23,600 JXTG Holdings, Inc. 107,110
36,000 Marathon Oil Corporation 488,880
10,152 Marathon Petroleum Corporation 611,658
8,999 Nine Energy Service, Inc.
l
70,372
19,251 Pacific Drilling SA
l
78,544
30,260 Patterson-UTI Energy, Inc. 317,730
3,207 Pioneer Natural Resources Company 485,444
18,481 Royal Dutch Shell plc, Class A 547,304
29,850 Royal Dutch Shell plc, Class B 886,064
4,977 Talos Energy, Inc.
l
150,056
46,700 Williams Companies, Inc. 1,107,724
25,505 WPX Energy, Inc.
l
350,439
Total 11,864,224
Financials (4.8%)
16,802 AB Industrivarden 405,190
9,410 Aflac, Inc. 497,789
4,242 Allianz SE 1,039,413
16,760 Ally Financial, Inc. 512,186
Shares Common Stock ( 26.1% ) Value
Financials (4.8%) - continued
2,719 American Financial Group, Inc. $ 298,138
5,700 American International Group, Inc. 292,581
12,390 Ares Capital Corporation 231,073
1,437 Argo Group International Holdings,
Ltd. 94,483
23,325 Assured Guaranty, Ltd. 1,143,392
4,121 Baloise Holding AG 745,841
44,223 Bank Leumi Le-Israel BM 322,516
60,808 Bank of America Corporation 2,141,658
296 Bank of Marin Bancorp 13,335
10,635 Bank of Montreal 824,232
5,090 Bank of N.T. Butterfield & Son, Ltd. 188,432
5,199 Berkshire Hathaway, Inc.
l
1,177,573
1,014 BlackRock, Inc. 509,738
1,674 BOK Financial Corporation 146,308
9,110 Bridgewater Bancshares, Inc.
l
125,536
7,920 Capital One Financial Corporation 815,047
5,192 Charles Schwab Corporation 246,932
2,980 Chubb, Ltd. 463,867
46,283 CI Financial Corporation 773,789
20,923 Citigroup, Inc. 1,671,538
12,994 CNP Assurances 258,909
3,013 Cohen & Steers, Inc. 189,096
8,899 Comerica, Inc. 638,503
1,003 Commonwealth Bank of Australia 56,266
1,187 Community Trust Bancorp, Inc. 55,362
26,300 DBS Group Holdings, Ltd. 507,097
735 Deutsche Boerse AG 115,258
15,121 Deutsche Pfandbriefbank AG
g
246,271
22,976 DnB ASA 429,948
12,281 E*TRADE Financial Corporation 557,189
447 East West Bancorp, Inc. 21,769
1,951 Ellington Residential Mortgage REIT 21,168
984 Enstar Group, Ltd.
l
203,550
6,784 Euronext NV
g
554,526
295 FBL Financial Group, Inc. 17,384
24,460 Fifth Third Bancorp 751,900
355 Financial Institutions, Inc. 11,396
2,470 First Busey Corporation 67,925
469 First Citizens BancShares, Inc. 249,606
321 First Defiance Financial Corporation 10,108
136 First Financial Corporation 6,218
5,164 First Interstate BancSystem, Inc. 216,475
229 First Mid-Illinois Bancshares, Inc. 8,072
4,213 First Republic Bank 494,817
62,271 FlexiGroup, Ltd. 80,473
912 Goldman Sachs Group, Inc. 209,696
1,528 Great Southern Bancorp, Inc. 96,753
1,892 Hamilton Lane, Inc. 112,763
12,981 Hartford Financial Services Group,
Inc. 788,855
4,237 Heartland Financial USA, Inc. 210,748
17,968 Heritage Commerce Corporation 230,529
923 Hometrust Bancshares, Inc. 24,764
4,020 Horace Mann Educators Corporation 175,513
2,129 Houlihan Lokey, Inc. 104,044
122,463 HSBC Holdings plc 958,701
1,146 IA Financial Corporation, Inc. 62,950
4,600 IBERIABANK Corporation 344,218
417 Independent Bank Corporation 9,445
2,391 Intercontinental Exchange, Inc. 221,287
103,476 Israel Discount Bank, Ltd. 480,565
6,730 J.P. Morgan Chase & Company 938,162
1,742 Kemper Corporation 135,005
31,985 KeyCorp 647,376
842 L E Lundbergforetagen AB 36,963

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
49
Shares Common Stock ( 26.1% ) Value
Financials (4.8%) - continued
621 Lakeland Bancorp, Inc. $ 10,793
7,561 Laurentian Bank of Canada
j
258,700
905 M&T Bank Corporation 153,624
36,249 Manulife Financial Corporation 735,839
498 Markel Corporation
l
569,299
8,263 Meridian Bancorp, Inc. 166,004
8,240 MetLife, Inc. 419,993
3,062 MidWestOne Financial Group, Inc. 110,936
487 Moody's Corporation 115,619
6,860 Morgan Stanley 350,683
486 Muenchener Rueckversicherungs-
Gesellschaft AG 143,416
8,732 National Bank of Canada 484,696
5,210 New York Community Bancorp, Inc. 62,624
2,210 Northern Trust Corporation 234,790
1,127 Onex Corporation 71,315
1,942 Paragon Banking Group plc 13,865
2,007 Pargesa Holding SA 166,744
5,968 PCSB Financial Corporation 120,852
254 Peapack-Gladstone Financial
Corporation 7,849
9,800 Power Corporation of Canada 252,443
2,262 Power Financial Corporation 60,863
1,618 Primerica, Inc. 211,246
7,835 Prosight Global, Inc.
l
126,379
2,700 Prudential Financial, Inc. 253,098
206 QCR Holdings, Inc. 9,035
15,367 Radian Group, Inc. 386,634
5,260 Raymond James Financial, Inc. 470,560
3,736 Royal Bank of Canada 295,617
820 S&P Global, Inc. 223,901
8,661 Seacoast Banking Corporation of
Florida
l
264,767
254 SEI Investments Company 16,632
2,200 Senshu Ikeda Holdings, Inc. 4,183
5,980 State Auto Financial Corporation 185,500
19,811 Sun Life Financial, Inc. 903,322
1,657 Swiss Life Holding AG 831,268
9,985 Synovus Financial Corporation 391,412
2,317 T. Rowe Price Group, Inc. 282,303
2,613 Topdanmark AS 128,809
23,355 Toronto-Dominion Bank 1,309,880
4,305 TrustCo Bank Corporation 37,324
14,300 U.S. Bancorp 847,847
210 Washington Trust Bancorp, Inc. 11,296
1,446 Wells Fargo & Company 77,795
21,528 Zions Bancorporations NA 1,117,734
342 Zurich Insurance Group AG 140,288
Total 39,275,987
Health Care (3.6%)
7,644 Abbott Laboratories 663,958
2,473 Alexion Pharmaceuticals, Inc.
l
267,455
4,317 Amgen, Inc. 1,040,699
3,228 Anthem, Inc. 974,953
12,300 Bausch Health Companies, Inc.
l
368,016
1,762 Becton, Dickinson and Company 479,211
738 Biogen, Inc.
l
218,987
2,737 Catalent, Inc.
l
154,093
8,140 Centene Corporation
l
511,762
2,589 Cigna Holding Company 529,425
3,357 CSL, Ltd. 650,862
12,857 CVS Health Corporation 955,147
11,296 Danaher Corporation 1,733,710
2,646 Edwards Lifesciences Corporation
l
617,285
19,923 Gilead Sciences, Inc. 1,294,597
Shares Common Stock ( 26.1% ) Value
Health Care (3.6%) - continued
51,752 GlaxoSmithKline plc $ 1,216,027
3,056 Grifols SA 107,973
7,001 Halozyme Therapeutics, Inc.
l
124,128
633 Illumina, Inc.
l
209,991
594 Intuitive Surgical, Inc.
l
351,143
2,539 Jazz Pharmaceuticals, Inc.
l
379,022
16,556 Johnson & Johnson 2,415,024
1,100 KYORIN Holdings, Inc. 19,171
337 Laboratory Corporation of America
Holdings
l
57,010
2,041 LHC Group, Inc.
l
281,168
2,425 Ligand Pharmaceuticals, Inc.
j,l
252,903
330 LNA Sante 18,365
17,401 Medtronic plc 1,974,143
20,335 Merck & Company, Inc. 1,849,468
1,128 Neurocrine Biosciences, Inc.
l
121,249
14,633 Novartis AG 1,385,593
16,697 Novo Nordisk AS 967,572
8,711 Optinose, Inc.
l
80,315
1,099 PerkinElmer, Inc. 106,713
15,769 Pfizer, Inc. 617,829
7,611 Pharming Group NV
l
13,411
4,981 Recordati SPA 209,974
4,542 Roche Holding AG 1,476,163
335 Sonova Holding AG 76,584
1,070 Stryker Corporation 224,636
6,111 Syneos Health, Inc.
l
363,452
3,663 Thermo Fisher Scientific, Inc. 1,189,999
5,684 UnitedHealth Group, Inc. 1,670,982
2,878 Universal Health Services, Inc. 412,878
1,296 Vertex Pharmaceuticals, Inc.
l
283,759
15,617 Wright Medical Group NV
l
476,006
2,755 Zoetis, Inc. 364,624
Total 29,757,435
Industrials (3.6%)
2,021 3M Company 356,545
5,129 Aalberts NV 230,846
10,009 AGCO Corporation 773,195
17,518 Altra Industrial Motion Corporation 634,327
6,726 AMETEK, Inc. 670,851
6,566 Arcosa, Inc. 292,515
4,990 ASGN, Inc.
l
354,140
7,421 Assa Abloy AB 173,469
21,734 Atlas Copco AB, Class A 867,527
10,755 Atlas Copco AB, Class B 373,425
1,439 Boeing Company 468,769
826 Brenntag AG 44,816
2,287 CIA De Distribucion Integral 51,584
124 Cintas Corporation 33,366
1,131 Crane Company 97,696
548 CSW Industrials, Inc. 42,196
3,996 CSX Corporation 289,151
4,392 Curtiss-Wright Corporation 618,789
11,280 Delta Air Lines, Inc. 659,654
118 Eaton Corporation plc 11,177
3,467 EMCOR Group, Inc. 299,202
7,191 Emerson Electric Company 548,386
4,853 Encore Wire Corporation 278,562
449 Expeditors International of
Washington, Inc. 35,031
185 Fraport AG Frankfurt Airport Services
Worldwide 15,704
27 Geberit AG 15,155
5,665 General Dynamics Corporation 999,023
277 Gorman-Rupp Company 10,388

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
50
Shares Common Stock ( 26.1% ) Value
Industrials (3.6%) - continued
1,800 GS Yuasa Corporation $ 38,798
28,732 GWA Group, Ltd.
j
66,849
2,100 Hanwa Company, Ltd. 54,955
5,500 Hino Motors, Ltd. 58,165
11,211 Honeywell International, Inc. 1,984,347
3,347 Huntington Ingalls Industries, Inc. 839,695
2,622 IDEX Corporation 450,984
7,200 Inaba Denki Sangyo Company, Ltd. 182,613
3,610 Ingersoll-Rand plc 479,841
8,880 Johnson Controls International plc 361,505
1,730 Kansas City Southern 264,967
10,716 Kennametal, Inc. 395,313
4,500 Kinden Corporation 69,919
8,687 Koninklijke Philips NV 424,655
8,929 Legrand SA 727,541
1,648 Lockheed Martin Corporation 641,698
72,800 Marubeni Corporation 537,874
8,468 Meritor, Inc.
l
221,777
30,200 Mitsubishi Corporation 800,039
12,800 Mitsubishi Electric Corporation 174,281
2,800 Mitsuboshi Belting, Ltd. 53,814
42,200 Mitsui & Company, Ltd. 750,127
11,166 National Express Group plc 69,595
9,200 Nitto Kogyo Corporation 213,198
4,738 Nobina AB
g
32,602
960 Norfolk Southern Corporation 186,365
3,397 Northgate plc 13,994
1,796 Old Dominion Freight Line, Inc. 340,845
14,960 PageGroup plc 103,638
2,470 Parker-Hannifin Corporation 508,375
860 Patrick Industries, Inc. 45,090
16,665 Primoris Services Corporation 370,630
4,296 Raven Industries, Inc. 148,040
31,459 RELX plc 794,136
7,203 Ritchie Brothers Auctioneers, Inc. 309,369
1,768 Saia, Inc.
l
164,636
7,063 Sandvik AB 137,569
6,661 Schneider Electric SE 684,352
15,358 Signify NV
g
480,689
21,857 SKF AB 442,524
142,600 Sojitz Corporation 459,614
15,106 Southwest Airlines Company 815,422
1,474 Spirax-Sarco Engineering plc 173,511
30,200 Sumitomo Corporation 448,571
1,400 Taikisha, Ltd. 49,670
847 Teledyne Technologies, Inc.
l
293,519
3,700 Toppan Forms Company, Ltd. 41,428
2,629 Transcontinental, Inc. 32,130
2,900 Tsubakimoto Chain Company 102,030
212 UniFirst Corporation 42,820
5,440 United Airlines Holdings, Inc.
l
479,210
2,404 United Rentals, Inc.
l
400,915
8,804 United Technologies Corporation 1,318,487
2,264 Valmont Industries, Inc. 339,102
5,663 Verisk Analytics, Inc. 845,712
4,396 Volvo AB 73,594
1,060 Waste Connections, Inc. 96,237
1,600 Yuasa Trading Company, Ltd. 53,850
Total 29,936,715
Information Technology (5.0%)
3,636 Accenture plc 765,633
1,372 Adobe, Inc.
l
452,499
2,006 Advanced Energy Industries, Inc.
l
142,827
43,843 Advanced Micro Devices, Inc.
l
2,010,640
9,423 Akamai Technologies, Inc.
l
813,959
Shares Common Stock ( 26.1% ) Value
Information Technology (5.0%) - continued
3,450 Alliance Data Systems Corporation $ 387,090
9,188 Amadeus IT Holding SA 752,471
6,150 Amphenol Corporation 665,614
2,378 ANSYS, Inc.
l
612,121
13,163 Apple, Inc. 3,865,315
629 Arista Networks, Inc.
l
127,939
4,568 Automatic Data Processing, Inc. 778,844
4,266 BE Semiconductor Industries NV 165,620
3,865 Blackline, Inc.
l
199,279
1,802 Broadcom, Ltd. 569,468
1,237 Broadridge Financial Solutions, Inc. 152,819
6,700 Canon, Inc. 183,369
15,011 CGI, Inc.
l
1,256,205
17,873 Ciena Corporation
l
762,998
58,754 Cisco Systems, Inc. 2,817,842
2,271 Clearwater Energy, Inc. 43,421
2,856 Computer Services, Inc. 127,092
11,285 Computershare, Ltd. 133,049
755 Dialog Semiconductor plc
l
38,344
11,364 Dolby Laboratories, Inc. 781,843
337 Euronet Worldwide, Inc.
l
53,098
1,301 Fiserv, Inc.
l
150,435
900 Fuji Soft, Inc. 34,660
28,290 Halma plc 792,200
362 International Business Machines
Corporation 48,522
2,780 Intuit, Inc. 728,165
1,089 Jack Henry & Associates, Inc. 158,635
2,436 KLA-Tencor Corporation 434,022
1,897 Lam Research Corporation 554,683
5,342 Lattice Semiconductor Corporation
l
102,246
4,983 MasterCard, Inc. 1,487,874
1,090 Maxim Integrated Products, Inc. 67,046
6,580 Microchip Technology, Inc. 689,058
32,502 Micron Technology, Inc.
l
1,747,958
32,333 Microsoft Corporation 5,098,914
847 Monolithic Power Systems, Inc. 150,783
3,883 Motorola Solutions, Inc. 625,707
6,771 National Instruments Corporation 286,684
4,800 NEC Networks & System Integration
Corporation 170,007
1,679 Nice, Ltd. ADR
l
260,497
14,210 Nuance Communications, Inc.
l
253,364
941 NVIDIA Corporation 221,417
13,196 Oracle Corporation 699,124
3,426 PayPal Holdings, Inc.
l
370,590
2,557 Plexus Corporation
l
196,736
4,150 QUALCOMM, Inc. 366,154
1,370 Rogers Corporation
l
170,880
1,900 Ryoyo Electro Corporation 35,234
9,204 SailPoint Technologies Holdings, Inc.
l
217,214
2,339 Salesforce.com, Inc.
l
380,415
365 Samsung Electronics Company, Ltd.
GDR 436,794
955 ServiceNow, Inc.
l
269,616
1,916 Square, Inc.
l
119,865
4,328 Synopsys, Inc.
l
602,458
5,437 TE Connectivity, Ltd. 521,082
8,350 Teradyne, Inc. 569,386
12,190 Texas Instruments, Inc. 1,563,855
980 TTM Technologies, Inc.
l
14,749
1,247 VeriSign, Inc.
l
240,272
5,723 Virtusa Corporation
l
259,424
4,314 Visa, Inc. 810,601

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
51
Shares Common Stock ( 26.1% ) Value
Information Technology (5.0%) - continued
1,340 VMware, Inc. $ 203,399
Total 40,770,124
Materials (0.9%)
9,420 Alcoa Corporation
l
202,624
562 AptarGroup, Inc. 64,978
6,597 Ball Corporation 426,628
7,280 CF Industries Holdings, Inc. 347,547
7,510 Eastman Chemical Company 595,243
4,217 Ecolab, Inc. 813,839
9,410 Granges AB 99,370
14,489 Hexpol AB 142,391
2,400 Hokuetsu Corporation 12,338
4,213 Koninklijke DSM NV 550,834
8,500 Kyoei Steel, Ltd. 165,637
1,500 Lintec Corporation 33,394
12,939 Louisiana-Pacific Corporation 383,900
500 Maruichi Steel Tube, Ltd. 14,051
5,900 Nippon Light Metal Holdings
Company, Ltd. 12,681
40,100 Nippon Steel Corporation 604,424
600 Nissan Chemical Industries, Ltd. 25,127
5,570 Nucor Corporation 313,480
3,397 PPG Industries, Inc. 453,466
20,713 Sandfire Resources NL 87,030
500 Sanyo Special Steel Company, Ltd. 7,203
906 Sherwin-Williams Company 528,687
10,886 Steel Dynamics, Inc. 370,559
1,400 Taiyo Holdings Company, Ltd. 56,947
6,300 Toagosei Company, Ltd. 72,633
16,300 Toray Industries, Inc. 110,441
2,239 United States Lime & Minerals, Inc. 202,182
11,315 UPM-Kymmene Oyj 392,570
9,002 Verso Corporation
l
162,306
Total 7,252,510
Real Estate (1.2%)
3,432 Agree Realty Corporation 240,823
3,229 Alexandria Real Estate Equities, Inc. 521,742
5,991 Allied Properties REIT 240,231
5,085 Alstria Office REIT AG 95,540
9,357 American Campus Communities, Inc. 440,060
986 American Tower Corporation 226,603
5,831 Apple Hospitality REIT, Inc. 94,754
93,600 Ascendas REIT 206,796
12,200 Ascott Trust
c,l
12,064
5,061 Camden Property Trust 536,972
9,819 Castellum AB 230,632
3,592 Choice Properties REIT 38,477
177 Cofinimmo SA 26,009
1,110 CoreSite Realty Corporation 124,453
6,949 Cousins Properties, Inc. 286,299
4,500 Daito Trust Construction Company,
Ltd. 556,093
756 Deutsche EuroShop AG 22,404
2,579 Digital Realty Trust, Inc. 308,809
6,224 Douglas Emmett, Inc. 273,234
11,751 Duke Realty Corporation 407,407
1,864 Entra ASA
g
30,815
3,701 Equity Residential 299,485
1,037 Essex Property Trust, Inc. 311,992
2,914 First Capital REIT 46,384
1,409 First Industrial Realty Trust, Inc. 58,488
7,915 Granite REIT 402,165
28,159 Host Hotels & Resorts, Inc. 522,349
Shares Common Stock ( 26.1% ) Value
Real Estate (1.2%) - continued
46,000 Hysan Development Company, Ltd. $ 180,378
255 Kilroy Realty Corporation 21,394
10,583 Klepierre SA 402,621
298 LEG Immobilien AG 35,193
24,200 Mapletree Commercial Trust 43,034
3,430 Merlin Properties Socimi SA 49,301
20,030 MGIC Investment Corporation 283,825
53,011 Mirvac Group 118,654
1,268 National Retail Properties, Inc. 67,990
1,571 National Storage Affiliates Trust 52,817
554 Northview Apartment REIT 12,645
7,649 Physicians Realty Trust 144,872
155 PS Business Parks, Inc. 25,555
4,530 PSP Swiss Property AG 625,478
5,509 Quebecor, Inc. 140,594
6,503 RioCan REIT 134,011
17,000 Road King Infrastructure, Ltd. 32,934
3,904 Store Capital Corporation 145,385
2,561 Swiss Prime Site AG 296,293
14,070 TAG Immobilien AG 349,440
1,922 Terreno Realty Corporation 104,057
39,000 Wing Tai Holdings, Ltd. 58,575
Total 9,886,126
Utilities (0.5%)
19,644 AGL Energy, Ltd. 282,747
8,098 Alliant Energy Corporation 443,123
6,823 CMS Energy Corporation 428,757
19,371 Enagas SA 494,107
4,542 Entergy Corporation 544,132
20,068 Exelon Corporation 914,900
2,653 New Jersey Resources Corporation 118,244
2,580 Northland Power, Inc. 54,042
1,883 NorthWestern Corporation 134,955
4,404 PNM Resources, Inc. 223,327
5,268 Public Service Enterprise Group, Inc. 311,075
1,766 Spire, Inc. 147,126
381 Unitil Corporation 23,553
Total 4,120,088
Total Common Stock
(cost $184,186,436) 214,057,508
Shares
Registered Investment Companies
( 7.3% ) Value
Unaffiliated  (2.2%)
1,963 Consumer Discretionary Select
Sector SPDR Fund 246,199
3,053 Health Care Select Sector SPDR
Fund 310,979
69,000 Invesco Senior Loan ETF 1,574,580
2,345 iShares Russell 2000 Value Index
Fund 301,520
10,000 iShares S&P U.S. Preferred Stock
Index Fund 375,900
3,552 Materials Select Sector SPDR Fund 218,164
25,640 SPDR BBG Barclay's Convertible
Securities ETF 1,423,020
39,880 SPDR Bloomberg Barclays High Yield
Bond ETF 4,368,455
4,548 SPDR S&P Metals & Mining ETF 133,211
5,608 VanEck Vectors Oil Services ETF 74,306
25,000 Vanguard High Dividend Yield ETF 2,342,750

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
52
Shares
Registered Investment Companies
( 7.3% ) Value
Unaffiliated  (2.2%)- continued
91,625 Vanguard Short-Term Corporate
Bond ETF $ 7,424,374
Total 18,793,458
Affiliated  (5.1%)
4,187,225 Thrivent Core Emerging Markets
Debt Fund 41,621,014
Total 41,621,014
Total Registered Investment
Companies (cost $58,161,544) 60,414,472
Shares Preferred Stock ( 2.0% ) Value
Communications Services (0.1%)
695 Crown Castle International
Corporation, Convertible, 6.875% 890,744
Total 890,744
Consumer Staples (0.2%)
26,000 CHS, Inc., 6.750%
b,i
694,200
31,200 CHS, Inc., 7.100%
b,i
849,888
Total 1,544,088
Energy (0.3%)
195,459 Crestwood Equity Partners, LP,
9.250%
i
1,804,087
5,300 Energy Transfer Operating, LP,
7.600%
b,i
134,196
23,309 Nustar Logistics, LP, 8.734%
b
600,906
Total 2,539,189
Financials (1.1%)
7,525 Aegon Funding Corporation II,
5.100% 195,274
6,475 Agribank FCB, 6.875%
b,i
696,062
15,500 Allstate Corporation, 5.100%
i
405,170
16,200 AXA Equitable Holdings, Inc.,
5.250%
i,l
422,820
13,200 Bank of America Corporation,
5.000%
i
345,576
284 Bank of America Corporation,
Convertible, 7.250%
i
411,516
14,875 Capital One Financial Corporation,
5.000%
i
373,214
8,650 Cobank ACB, 6.250%
b,i
908,250
6,762 Federal National Mortgage
Association, 0.000%
i,j,l
80,806
635 First Tennessee Bank NA, 3.750%
b,g,i
468,312
29,050 GMAC Capital Trust I, 7.695%
b
756,752
16,585 Hartford Financial Services Group,
Inc., 7.875%
b
470,848
9,925 J.P. Morgan Chase & Company,
4.750%
i,j,l
255,569
22,200 Morgan Stanley, 7.125%
b,i
635,142
13,500 Regions Financial Corporation,
5.700%
b,i
376,515
2,675 Synovus Financial Corporation,
5.875%
b,i
71,423
1,641 Wells Fargo & Company, Convertible,
7.500%
i,j
2,379,450
Total 9,252,699
Shares Preferred Stock ( 2.0% ) Value
Health Care (0.1%)
582 Danaher Corporation, Convertible,
4.750% $ 684,368
Total 684,368
Industrials (0.1%)
234 Fortive Corporation, Convertible,
5.000% 227,626
2,895 Stanley Black & Decker, Inc.,
Convertible, 5.250%
l
315,439
Total 543,065
Utilities (0.1%)
268 Sempra Energy, Convertible, 6.000% 32,165
8,836 Southern Company, Convertible,
6.750% 476,261
Total 508,426
Total Preferred Stock
(cost $15,153,034) 15,962,579
Shares
Collateral Held for Securities Loaned
( 0.5% ) Value
4,287,651 Thrivent Cash Management Trust 4,287,651
Total Collateral Held for Securities
Loaned
(cost $4,287,651) 4,287,651
Shares or
Principal
Amount Short-Term Investments ( 12.5% ) Value
Federal Home Loan Bank Discount
Notes
800,000 1.550%, 1/8/2020
m,n
799,799
200,000 1.525%, 1/16/2020
m,n
199,882
900,000 1.551%, 2/12/2020
m,n
898,442
500,000 1.570%, 3/4/2020
m,n
498,657
Thrivent Core Short-Term Reserve
Fund
9,971,009 1.970% 99,710,093
Total Short-Term Investments (cost
$102,106,723) 102,106,873
Total Investments (cost
$842,548,636) 107.6% $881,492,574
Other Assets and Liabilities, Net
(7.6%) (62,216,643)
Total Net Assets 100.0% $819,275,931

Diversified Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
53
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2019. The rates of certain variable rate
securities are based on a published reference rate and spread;
these may vary by security and the reference rate and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of December 31, 2019, the value of these investments was $161,368,173 or 19.7% of total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of December
31, 2019.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j All or a portion of the security is on loan.
k Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
l Non-income producing security.
m The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Portfolio as of December 31, 2019:
Securities Lending Transactions
Long-Term Fixed Income $ 1,828,035
Common Stock 2,320,345
Total lending $4,148,380
Gross amount payable upon return of
collateral for securities loaned $4,287,651
Net amounts due to counterparty $139,271
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
COF 11 - 11th District Cost of Funds
H15T30Y
-
U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
USISDA 10Y - ICE Swap USD Rate 10 Year

Global Stock Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
54
Shares Common Stock ( 80.2% ) Value
Communications Services (4.6%)
53,353 Activision Blizzard, Inc. $ 3,170,235
10,482 Alphabet, Inc., Class A
a
14,039,486
2,197 Alphabet, Inc., Class C
a
2,937,433
525,329 Auto Trader Group plc
b
4,148,629
24,594 Carsales.com, Ltd. 286,810
115,221 Comcast Corporation 5,181,488
44,382 Facebook, Inc.
a
9,109,405
1,188 Hemisphere Media Group, Inc.
a
17,642
267,000 HKT Trust and HKT, Ltd. 376,280
6,596 Interpublic Group of Companies, Inc. 152,368
8,758 Ipsos SA 285,038
251,072 Mediaset Espana Comunicacion SA 1,598,749
1,662 News  Corporation 24,116
30,200 ORBCOMM, Inc.
a
127,142
22,317 Rightmove plc 187,267
1,471 Scholastic Corporation 56,560
116,927 Seven West Media, Ltd.
a
27,117
6,753 Take-Two Interactive Software, Inc.
a
826,770
93,400 TV Asahi Holdings Corporation 1,724,603
125,625 Verizon Communications, Inc. 7,713,375
23,062 ViacomCBS, Inc. 967,912
21,018 Wolters Kluwer NV 1,534,647
Total 54,493,072
Consumer Discretionary (8.7%)
19,946 Alibaba Group Holding, Ltd. ADR
a
4,230,547
11,322 Amazon.com, Inc.
a
20,921,244
535 American Public Education, Inc.
a
14,654
11,400 AOKI Holdings, Inc. 117,896
23,800 Aoyama Trading Company, Ltd. 334,913
20,861 Aptiv plc 1,981,169
13,200 Autobacs Seven Company, Ltd. 207,881
680 AutoZone, Inc.
a
810,091
19,700 Benesse Holdings, Inc. 517,809
42,500 Berkeley Group Holdings plc 2,735,416
11,283 BorgWarner, Inc. 489,456
12,800 Bridgestone Corporation 475,521
12,702 Bright Horizons Family Solutions,
Inc.
a
1,908,984
5,169 Burlington Stores, Inc.
a
1,178,687
12,990 Canada Goose Holdings, Inc.
a
470,758
1,062 Chipotle Mexican Grill, Inc.
a
889,011
14,500 Chiyoda Company, Ltd. 213,408
15,388 Cie Generale des Etablissements
Michelin 1,893,642
211,700 Citizen Watch Company, Ltd. 1,152,938
3,658 Cooper-Standard Holdings, Inc.
a
121,299
4,322 CSS Industries, Inc. 19,060
4,584 Culp, Inc. 62,434
24,205 D.R. Horton, Inc. 1,276,814
14,461 Delphi Technologies plc
a
185,535
91,700 Denso Corporation 4,141,387
2,193 Domino's Pizza, Inc. 644,259
17,943 Duluth Holdings, Inc.
a
188,940
6,232 Emerald Expositions Events, Inc. 65,748
5,410 Ethan Allen Interiors, Inc. 103,115
6,843 Etsy, Inc.
a
303,145
6,400 Exedy Corporation 144,777
13,367 Five Below, Inc.
a
1,709,105
841 Genuine Parts Company 89,339
5,457 G-III Apparel Group, Ltd.
a
182,809
1,438 Goodyear Tire & Rubber Company 22,368
10,440 Grand Canyon Education, Inc.
a
1,000,048
26,484 Harley-Davidson, Inc. 984,940
20,865 Home Depot, Inc. 4,556,499
1,142 Hooker Furniture Corporation 29,338
Shares Common Stock ( 80.2% ) Value
Consumer Discretionary (8.7%) - continued
48 Johnson Outdoors, Inc. $ 3,682
15,129 Knoll, Inc. 382,158
5,810 Lear Corporation 797,132
45,285 Lowe's Companies, Inc. 5,423,332
334 Madison Square Garden Company
a
98,259
664 Malibu Boats, Inc.
a
27,191
3,466 Marcus Corporation 110,115
4,151 Modine Manufacturing Company
a
31,963
6,305 Mohawk Industries, Inc.
a
859,876
198,072 Moneysupermarket.com Group plc 869,509
72,300 NHK Spring Company, Ltd. 654,342
42,326 NIKE, Inc. 4,288,047
773,300 Nissan Motor Company, Ltd. 4,481,071
9,581 Norwegian Cruise Line Holdings,
Ltd.
a
559,626
12,879 Ollie's Bargain Outlet Holdings, Inc.
a
841,127
13,800 Onward Holdings Company, Ltd. 82,314
913 O'Reilly Automotive, Inc.
a
400,131
911 Park Hotels & Resorts, Inc. 23,568
45,300 Park24 Company, Ltd. 1,109,217
19,165 Planet Fitness, Inc.
a
1,431,242
54,078 Playa Hotels and Resorts NV
a
454,255
10,000 PLENUS Company, Ltd. 179,441
17,685 Red Rock Resorts, Inc. 423,556
124,429 Redrow plc 1,228,159
19,200 Rinnai Corporation 1,500,465
1,343 Ruth's Hospitality Group, Inc. 29,230
27,300 Sangetsu Company, Ltd. 514,767
9,000 SHIMAMURA Company, Ltd. 684,215
22,244 Sony Corporation ADR 1,512,592
6,087 Standard Motor Products, Inc. 323,950
29,399 Starbucks Corporation 2,584,760
321,200 Sumitomo Electric Industries, Ltd. 4,823,833
6,400 Sumitomo Forestry Company, Ltd. 94,247
241,900 Sumitomo Rubber Industries, Ltd. 2,949,667
45,116 Super Retail Group, Ltd. 320,178
5,200 Takara Standard Company, Ltd. 93,602
467,611 Taylor Wimpey plc 1,198,997
7,876 Texas Roadhouse, Inc. 443,576
90,600 Toyoda Gosei Company, Ltd. 2,262,227
5,769 Tupperware Brands Corporation 49,498
2,898 Ulta Beauty, Inc.
a
733,600
5,500 United Arrows, Ltd. 155,759
5,043 Vail Resorts, Inc. 1,209,463
6,966 Wingstop, Inc. 600,678
Total 103,219,601
Consumer Staples (3.5%)
16,400 Arcs Company, Ltd. 344,575
2,682 Calavo Growers, Inc. 242,962
21,494 Carlsberg AS 3,207,678
6,704 Casey's General Stores, Inc. 1,065,869
1,519 Central Garden & Pet Company
a
47,195
84 Clorox Company 12,897
21,277 ForFarmers BV 136,987
5,160 Glanbia plc 59,385
6,459 Hain Celestial Group, Inc.
a
167,643
176,300 Japan Tobacco, Inc. 3,930,882
10,188 Kimberly-Clark Corporation 1,401,359
80 Lindt & Spruengli AG 621,203
2,884 L'Oreal SA 852,824
5,200 Ministop Company, Ltd. 70,018
49,096 Monster Beverage Corporation
a
3,120,051
61,383 Nestle SA 6,645,647
32,074 Philip Morris International, Inc. 2,729,177
1,306 Seneca Foods Corporation
a
53,272

Global Stock Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
55
Shares Common Stock ( 80.2% ) Value
Consumer Staples (3.5%) - continued
30,300 Sugi Holdings Company, Ltd. $ 1,598,466
97,300 Sundrug Company, Ltd. 3,520,506
18,935 Turning Point Brands, Inc. 541,541
67,402 Unilever NV 3,868,267
29,016 Unilever plc 1,660,964
41,415 Wal-Mart Stores, Inc. 4,921,759
Total 40,821,127
Energy (2.8%)
3,597 Apache Corporation 92,047
56,863 Archrock, Inc. 570,905
73,284 BP plc ADR 2,765,738
32,312 Callon Petroleum Company
a
156,067
23,178 Chevron Corporation 2,793,181
8,205 Cimarex Energy Company 430,680
2,838 Concho Resources, Inc. 248,524
19,870 ConocoPhillips 1,292,146
1,782 Continental Resources, Inc. 61,123
12,228 Core Laboratories NV 460,629
472 Denbury Resources, Inc.
a
666
7,059 Devon Energy Corporation 183,322
10,428 Diamond Offshore Drilling, Inc.
a
74,977
3,737 Diamondback Energy, Inc. 347,018
43,686 Enterprise Products Partners, LP 1,230,198
4,178 Era Group, Inc.
a
42,490
6,976 Exterran Corporation
a
54,622
16,330 Exxon Mobil Corporation 1,139,507
10,323 Frank's International NV
a
53,370
2,477 Gaztransport Et Technigaz SA 238,577
22,641 Gran Tierra Energy, Inc.
a
29,207
52,156 Halliburton Company 1,276,257
5,415 Helmerich & Payne, Inc. 246,003
163,300 JXTG Holdings, Inc. 741,150
7,336 Liberty Oilfield Services, Inc. 81,576
173,645 Marathon Oil Corporation 2,358,099
44,675 Marathon Petroleum Corporation 2,691,669
48,776 Nabors Industries, Ltd. 140,475
20,281 Nine Energy Service, Inc.
a
158,597
421 Noble Corporation
a
514
342 Oasis Petroleum, Inc.
a
1,115
25,293 Oceaneering International, Inc.
a
377,119
336 Oil States International, Inc.
a
5,480
443 Parsley Energy, Inc. 8,377
3,557 Patterson-UTI Energy, Inc. 37,349
1,116 Penn Virginia Corporation
a
33,871
16,082 Pioneer Natural Resources Company 2,434,332
463 QEP Resources, Inc. 2,084
127,713 Royal Dutch Shell plc, Class A 3,782,146
206,560 Royal Dutch Shell plc, Class B 6,131,501
166 SEACOR Holdings, Inc.
a
7,163
58,753 Southwestern Energy Company
a
142,182
11,222 Talos Energy, Inc.
a
338,343
11,861 TechnipFMC plc 254,300
3,815 Transocean, Ltd.
a
26,247
592 Whiting Petroleum Corporation
a
4,345
Total 33,545,288
Financials (15.8%)
210 1st Source Corporation 10,895
116,491 AB Industrivarden 2,809,245
41,727 Aflac, Inc. 2,207,358
6,895 AG Mortgage Investment Trust, Inc. 106,321
1,218 Alleghany Corporation
a
973,876
29,357 Allianz SE 7,193,313
18,193 American Financial Group, Inc. 1,994,862
Shares Common Stock ( 80.2% ) Value
Financials (15.8%) - continued
25,075 American International Group, Inc. $ 1,287,100
2,772 Ameriprise Financial, Inc. 461,760
9,253 Ameris Bancorp 393,623
1,210 Argo Group International Holdings,
Ltd. 79,557
6,389 Arthur J. Gallagher & Company 608,424
1,420 Artisan Partners Asset Management,
Inc. 45,894
3,385 Associated Banc-Corp 74,605
28,572 Baloise Holding AG 5,171,116
305,537 Bank Leumi Le-Israel BM 2,228,262
290,050 Bank of America Corporation 10,215,561
814 Bank of Marin Bancorp 36,671
73,483 Bank of Montreal 5,695,067
4,632 BankFinancial Corporation 60,586
4,554 Banner Corporation 257,711
1,177 BOK Financial Corporation 102,870
23,029 Boston Private Financial Holdings,
Inc. 277,039
53,121 BrightSphere Investment Group 542,897
3,806 Brown & Brown, Inc. 150,261
2,409 Byline Bancorp, Inc. 47,144
34,933 Capital One Financial Corporation 3,594,955
5,286 Cboe Global Markets, Inc. 634,320
68,748 Charles Schwab Corporation 3,269,655
13,176 Chubb, Ltd. 2,050,976
324,266 CI Financial Corporation 5,421,289
3,578 Cincinnati Financial Corporation 376,227
5,125 CIT Group, Inc. 233,854
91,808 Citigroup, Inc. 7,334,541
9,229 Citizens Financial Group, Inc. 374,790
89,676 CNP Assurances 1,786,817
2,759 Colony Capital, Inc. 13,105
27,574 Comerica, Inc. 1,978,434
6,928 Commonwealth Bank of Australia 388,645
1,023 Community Bank System, Inc. 72,572
7,162 Community Trust Bancorp, Inc. 334,036
6,265 Cullen/Frost Bankers, Inc. 612,592
182,000 DBS Group Holdings, Ltd. 3,509,186
5,046 Deutsche Boerse AG 791,280
104,373 Deutsche Pfandbriefbank AG
b
1,699,893
170 Diamond Hill Investment Group, Inc. 23,878
6,248 Discover Financial Services 529,955
158,893 DnB ASA 2,973,349
1,357 Dynex Capital, Inc. 22,988
15,590 E*TRADE Financial Corporation 707,318
5,922 East West Bancorp, Inc. 288,401
2,514 Enterprise Financial Services
Corporation 121,200
8,606 Essent Group, Ltd. 447,426
46,880 Euronext NV
b
3,831,984
46,159 Everi Holdings, Inc.
a
619,915
1,192 FBL Financial Group, Inc. 70,245
698 Federal Agricultural Mortgage
Corporation 58,283
117,535 Fifth Third Bancorp 3,613,026
4,637 Financial Institutions, Inc. 148,848
3,035 First American Financial Corporation 177,001
266 First Bancorp 10,616
6,139 First Busey Corporation 168,822
2,145 First Citizens BancShares, Inc. 1,141,590
12,785 First Defiance Financial Corporation 402,600
3,925 First Financial Corporation 179,451
721 First Hawaiian, Inc. 20,801
2,096 First Interstate BancSystem, Inc. 87,864
5,718 First Midwest Bancorp, Inc. 131,857

Global Stock Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
56
Shares Common Stock ( 80.2% ) Value
Financials (15.8%) - continued
747 First of Long Island Corporation $ 18,735
2,353 First Republic Bank 276,360
429,454 FlexiGroup, Ltd. 554,987
4,058 Goldman Sachs Group, Inc. 933,056
6,837 Great Southern Bancorp, Inc. 432,919
922 Great Western Bancorp, Inc. 32,030
8,659 Hamilton Lane, Inc. 516,076
3,579 Hancock Whitney Corporation 157,046
653 Hanmi Financial Corporation 13,057
4,610 Hanover Insurance Group, Inc. 630,049
36,772 Hartford Financial Services Group,
Inc. 2,234,634
4,724 Heritage Commerce Corporation 60,609
5,458 Hometrust Bancshares, Inc. 146,438
8,231 Horizon Bancorp, Inc. 156,389
1,963 Houlihan Lokey, Inc. 95,932
847,439 HSBC Holdings plc 6,634,172
7,898 IA Financial Corporation, Inc. 433,841
8,211 Independent Bank Corporation 185,979
9,235 Interactive Brokers Group, Inc. 430,536
40,439 Intercontinental Exchange, Inc. 3,742,629
2,390 International Bancshares
Corporation 102,937
714,920 Israel Discount Bank, Ltd. 3,320,242
23,109 J.P. Morgan Chase & Company 3,221,395
5,805 L E Lundbergforetagen AB 254,831
2,842 Lakeland Bancorp, Inc. 49,394
53,061 Laurentian Bank of Canada
c
1,815,487
10,189 Loews Corporation 534,821
3,546 M&T Bank Corporation 601,933
250,945 Manulife Financial Corporation 5,094,074
1,802 Mercantile Bank Corporation 65,719
36,509 MetLife, Inc. 1,860,864
6,571 MidWestOne Financial Group, Inc. 238,067
30,638 Morgan Stanley 1,566,215
2,404 MSCI, Inc. 620,665
3,370 Muenchener Rueckversicherungs-
Gesellschaft AG 994,468
60,336 National Bank of Canada 3,349,135
109 National Western Life Group, Inc. 31,706
4,656 Northern Trust Corporation 494,653
1,418 Old Republic International
Corporation 31,721
4,109 Old Second Bancorp, Inc. 55,348
7,815 Onex Corporation 494,520
4,521 PacWest Bancorp 173,019
13,422 Paragon Banking Group plc 95,828
13,071 Pargesa Holding SA 1,085,956
1,536 Peoples Bancorp, Inc. 53,238
9,114 Popular, Inc. 535,447
67,946 Power Corporation of Canada 1,750,255
15,680 Power Financial Corporation 421,901
9,290 Prosight Global, Inc.
a
149,848
11,982 Prudential Financial, Inc. 1,123,193
6,721 QCR Holdings, Inc. 294,783
34,412 Raymond James Financial, Inc. 3,078,497
5,300 Reinsurance Group of America, Inc. 864,218
25,742 Royal Bank of Canada 2,036,880
10,877 S&P Global, Inc. 2,969,965
280 S&T Bancorp, Inc. 11,281
266 Safety Insurance Group, Inc. 24,613
4,924 Sandy Spring Bancorp, Inc. 186,521
7,007 Santander Consumer USA Holdings,
Inc. 163,754
10,256 Seacoast Banking Corporation of
Florida
a
313,526
Shares Common Stock ( 80.2% ) Value
Financials (15.8%) - continued
16,111 SEI Investments Company $ 1,054,948
537 Selective Insurance Group, Inc. 35,007
15,100 Senshu Ikeda Holdings, Inc. 28,710
136,903 Sun Life Financial, Inc. 6,242,368
4,569 SVB Financial Group
a
1,147,002
11,487 Swiss Life Holding AG 5,762,687
9,322 Synovus Financial Corporation 365,422
4,318 T. Rowe Price Group, Inc. 526,105
1,625 Territorial Bancorp, Inc. 50,277
4,745 TMX Group, Ltd. 410,901
18,034 Topdanmark AS 888,997
161,396 Toronto-Dominion Bank 9,051,997
5,120 TPG RE Finance Trust, Inc. 103,782
4,158 TriCo Bancshares 169,688
13,000 TrustCo Bank Corporation 112,710
63,176 U.S. Bancorp 3,745,705
3,620 Umpqua Holdings Corporation 64,074
632 Univest Financial Corporation 16,925
40 Virtus Investment Partners, Inc. 4,869
2,302 Washington Trust Bancorp, Inc. 123,825
10,827 Webster Financial Corporation 577,729
787 WesBanco, Inc. 29,741
2,226 Western Alliance Bancorp 126,882
772 Willis Towers Watson plc 155,898
16,900 Wintrust Financial Corporation 1,198,210
51,114 Zions Bancorporations NA 2,653,839
2,363 Zurich Insurance Group AG 969,302
Total 186,720,595
Health Care (10.9%)
7,118 Aerie Pharmaceuticals, Inc.
a
172,042
13,755 Agilent Technologies, Inc. 1,173,439
11,035 Agios Pharmaceuticals, Inc.
a
526,921
2,979 Alexion Pharmaceuticals, Inc.
a
322,179
2,060 Alkermes plc
a
42,024
4,313 AmerisourceBergen Corporation 366,691
2,636 Arena Pharmaceuticals, Inc.
a
119,727
88 Atrion Corporation 66,132
19,062 Axonics Modulation Technologies,
Inc.
a
528,208
3,269 Biogen, Inc.
a
970,010
5,094 BioMarin Pharmaceutical, Inc.
a
430,698
2,625 Bio-Rad Laboratories, Inc.
a
971,329
6,737 Bio-Techne Corporation 1,478,839
303 Bluebird Bio, Inc.
a
26,588
693 Bruker Corporation 35,322
19,211 Catalent, Inc.
a
1,081,579
35,720 Centene Corporation
a
2,245,716
6,404 Charles River Laboratories
International, Inc.
a
978,275
1,225 Chemed Corporation 538,093
11,376 Cigna Holding Company 2,326,278
11,507 CryoLife, Inc.
a
311,725
23,165 CSL, Ltd. 4,491,275
57,130 CVS Health Corporation 4,244,188
3,298 Dexcom, Inc.
a
721,405
13,577 Edwards Lifesciences Corporation
a
3,167,378
52,683 Gilead Sciences, Inc. 3,423,341
359,702 GlaxoSmithKline plc 8,451,989
21,088 Grifols SA 745,074
12,245 Guardant Health, Inc.
a
956,824
11,914 Halozyme Therapeutics, Inc.
a
211,235
845 HealthStream, Inc.
a
22,984
5,515 Hill-Rom Holdings, Inc. 626,118
158 IDEXX Laboratories, Inc.
a
41,259
8,409 Illumina, Inc.
a
2,789,602

Global Stock Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
57
Shares Common Stock ( 80.2% ) Value
Health Care (10.9%) - continued
5,542 Immunomedics, Inc.
a
$ 117,269
10,646 Inspire Medical Systems, Inc.
a
790,040
2,326 Insulet Corporation
a
398,211
7,896 Intuitive Surgical, Inc.
a
4,667,720
2,873 Jazz Pharmaceuticals, Inc.
a
428,881
33,945 Johnson & Johnson 4,951,557
7,000 KYORIN Holdings, Inc. 121,995
1,060 Laboratory Corporation of America
Holdings
a
179,320
6,788 LHC Group, Inc.
a
935,115
2,203 Ligand Pharmaceuticals, Inc.
a
229,751
2,275 LNA Sante 126,611
889 McKesson Corporation 122,966
41,630 Medtronic plc 4,722,923
74,201 Merck & Company, Inc. 6,748,581
1,029 Mesa Laboratories, Inc. 256,633
17,667 Natera, Inc.
a
595,201
3,932 National Healthcare Corporation 339,843
3,481 Neurocrine Biosciences, Inc.
a
374,173
2,057 Nevro Corporation
a
241,780
2,238 NextGen Healthcare, Inc.
a
35,965
100,821 Novartis AG 9,546,701
115,385 Novo Nordisk AS 6,686,426
24,569 Optinose, Inc.
a
226,526
1,979 Orthifix Medical, Inc.
a
91,390
56,703 Pfizer, Inc. 2,221,624
52,595 Pharming Group NV
a
92,674
3,663 PRA Health Sciences, Inc.
a
407,142
1,014 Prothena Corporation plc
a
16,052
34,532 Recordati SPA 1,455,694
4,475 Repligen Corporation
a
413,937
3,673 ResMed, Inc. 569,205
31,350 Roche Holding AG 10,188,838
2,772 Sage Therapeutics, Inc.
a
200,111
1,967 Sarepta Therapeutics, Inc.
a
253,822
2,316 Sonova Holding AG 529,457
446 Surmodics, Inc.
a
18,478
11,430 Tactile Systems Technology, Inc.
a
771,639
4,133 Teleflex, Inc. 1,555,827
8,463 Thermo Fisher Scientific, Inc. 2,749,375
966 U.S. Physical Therapy, Inc. 110,462
1,380 United Therapeutics Corporation
a
121,550
19,418 UnitedHealth Group, Inc. 5,708,504
3,305 Varian Medical Systems, Inc.
a
469,343
11,618 Veeva Systems, Inc.
a
1,634,188
18,743 Vertex Pharmaceuticals, Inc.
a
4,103,780
1,217 Waters Corporation
a
284,352
1,857 West Pharmaceutical Services, Inc. 279,163
47,710 Wright Medical Group NV
a
1,454,201
97 Zimmer Biomet Holdings, Inc. 14,519
39,993 Zoetis, Inc. 5,293,074
Total 128,457,076
Industrials (11.6%)
7,450 A.O. Smith Corporation 354,918
35,561 Aalberts NV 1,600,532
2,476 Aegion Corporation
a
55,388
11,146 Aerojet Rocketdyne Holdings, Inc.
a
508,926
8,869 AMETEK, Inc. 884,594
7,240 ASGN, Inc.
a
513,823
51,449 Assa Abloy AB 1,202,644
150,181 Atlas Copco AB, Class A 5,994,575
74,318 Atlas Copco AB, Class B 2,580,398
13,331 AZZ, Inc. 612,559
10,671 Boeing Company 3,476,185
5,729 Brenntag AG 310,838
Shares Common Stock ( 80.2% ) Value
Industrials (11.6%) - continued
10,293 BWX Technologies, Inc. $ 638,989
772 Carlisle Companies, Inc. 124,940
13,529 Casella Waste Systems, Inc.
a
622,740
23,996 CBIZ, Inc.
a
646,932
15,805 CIA De Distribucion Integral 356,488
1,218 Columbus McKinnon Corporation 48,757
1,954 CRA International, Inc. 106,434
11,880 Crane Company 1,026,194
6,547 CSW Industrials, Inc. 504,119
17,698 CSX Corporation 1,280,627
7,078 Curtiss-Wright Corporation 997,219
49,980 Delta Air Lines, Inc. 2,922,830
2,682 Douglas Dynamics, Inc. 147,510
15,043 EMCOR Group, Inc. 1,298,211
256 Encore Wire Corporation 14,694
8,058 Expeditors International of
Washington, Inc. 628,685
9,775 Forrester Research, Inc.
a
407,617
1,274 Fraport AG Frankfurt Airport Services
Worldwide 108,144
188 Geberit AG 105,521
11,259 General Dynamics Corporation 1,985,525
3,819 Gorman-Rupp Company 143,212
12,100 GS Yuasa Corporation 260,807
197,964 GWA Group, Ltd.
c
460,593
14,400 Hanwa Company, Ltd. 376,836
11,022 Healthcare Services Group, Inc. 268,055
2,274 Heico Corporation 259,577
610 Herc Holdings, Inc.
a
29,853
38,000 Hino Motors, Ltd. 401,869
43,036 Honeywell International, Inc. 7,617,372
6,913 Hubbell, Inc. 1,021,880
3,323 ICF International, Inc. 304,453
6,438 IDEX Corporation 1,107,336
50,000 Inaba Denki Sangyo Company, Ltd. 1,268,148
22,282 Ingersoll-Rand plc 2,961,723
4,281 Interface, Inc. 71,022
2,198 John Bean Technologies Corporation 247,627
38,915 Johnson Controls International plc 1,584,230
7,610 Kansas City Southern 1,165,548
1,060 Kforce, Inc. 42,082
31,400 Kinden Corporation 487,876
60,017 Koninklijke Philips NV 2,933,867
7,412 Kratos Defense & Security Solutions,
Inc.
a
133,490
60,687 Legrand SA 4,944,816
9,133 Lincoln Electric Holdings, Inc. 883,435
6,413 Lockheed Martin Corporation 2,497,094
1,218 Manpower, Inc. 118,268
502,900 Marubeni Corporation 3,715,614
4,951 Masonite International Corporation
a
357,512
6,246 Mercury Systems, Inc.
a
431,661
206,100 Mitsubishi Corporation 5,459,871
88,700 Mitsubishi Electric Corporation 1,207,712
19,000 Mitsuboshi Belting, Ltd. 365,163
292,200 Mitsui & Company, Ltd. 5,194,009
2,489 MSC Industrial Direct Company, Inc. 195,312
1,533 Mueller Industries, Inc. 48,673
76,893 National Express Group plc 479,257
63,600 Nitto Kogyo Corporation 1,473,849
32,771 Nobina AB
b
225,498
12,782 Norfolk Southern Corporation 2,481,370
23,378 Northgate plc 96,306
3,410 Old Dominion Freight Line, Inc. 647,150
103,241 PageGroup plc 715,223
13,531 Parker-Hannifin Corporation 2,784,950

Global Stock Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
58
Shares Common Stock ( 80.2% ) Value
Industrials (11.6%) - continued
70 Primoris Services Corporation $ 1,557
6,396 Regal-Beloit Corporation 547,562
217,191 RELX plc 5,482,664
693 Republic Services, Inc. 62,114
16,365 Ritchie Brothers Auctioneers, Inc. 702,877
2,213 Rockwell Automation, Inc. 448,509
2,628 Roper Industries, Inc. 930,916
3,514 Saia, Inc.
a
327,224
48,968 Sandvik AB 953,768
45,912 Schneider Electric SE 4,717,008
106,109 Signify NV
b
3,321,099
4,192 SiteOne Landscape Supply, Inc.
a
380,005
150,893 SKF AB 3,055,029
988,500 Sojitz Corporation 3,186,032
13,303 Southwest Airlines Company 718,096
2,792 SP Plus Corporation
a
118,465
10,170 Spirax-Sarco Engineering plc 1,197,154
931 SPX FLOW, Inc.
a
45,498
11,258 Standex International Corporation 893,322
1,151 Stanley Black & Decker, Inc. 190,767
208,500 Sumitomo Corporation 3,096,922
9,200 Taikisha, Ltd. 326,404
5,038 Teledyne Technologies, Inc.
a
1,745,869
2,039 Thermon Group Holdings, Inc.
a
54,645
25,300 Toppan Forms Company, Ltd. 283,275
18,207 Transcontinental, Inc. 222,514
820 TransDigm Group, Inc. 459,200
16,556 TriMas Corporation
a
520,024
19,800 Tsubakimoto Chain Company 696,621
2,167 UniFirst Corporation 437,691
4,106 United Rentals, Inc.
a
684,758
34,285 United Technologies Corporation 5,134,522
8,705 Valmont Industries, Inc. 1,303,835
10,598 Verisk Analytics, Inc. 1,582,705
30,346 Volvo AB 508,028
11,044 Waste Connections, Inc. 1,002,685
3,403 Watsco, Inc. 613,050
18,824 Willdan Group, Inc.
a
598,227
6,660 Xylem, Inc. 524,741
11,700 Yuasa Trading Company, Ltd. 393,774
Total 137,006,911
Information Technology (14.4%)
6,136 Adobe, Inc.
a
2,023,714
1,697 ADTRAN, Inc. 16,783
24,856 Advanced Micro Devices, Inc.
a
1,139,896
5,687 Akamai Technologies, Inc.
a
491,243
4,130 Alteryx, Inc.
a
413,289
63,700 Amadeus IT Holding SA 5,216,847
2,283 American Software, Inc. 33,971
13,721 Amphenol Corporation 1,485,024
570 ANSYS, Inc.
a
146,724
54,068 Apple, Inc. 15,877,068
3,647 Arista Networks, Inc.
a
741,800
3,404 Atlassian Corporation plc
a
409,637
9,635 Avalara, Inc.
a
705,764
501 Badger Meter, Inc. 32,530
7,845 Bandwidth, Inc.
a
502,472
29,439 BE Semiconductor Industries NV 1,142,918
15,014 Benchmark Electronics, Inc. 515,881
7,143 Blackline, Inc.
a
368,293
1,611 Broadridge Financial Solutions, Inc. 199,023
528 CACI International, Inc.
a
131,995
46,200 Canon, Inc.
c
1,264,424
17,231 CDK Global, Inc. 942,191
4,620 CDW Corporation 659,921
Shares Common Stock ( 80.2% ) Value
Information Technology (14.4%) - continued
871 CEVA, Inc.
a
$ 23,482
104,695 CGI, Inc.
a
8,761,469
8,612 Ciena Corporation
a
367,646
190,276 Cisco Systems, Inc. 9,125,637
6,397 Cognex Corporation 358,488
77,854 Computershare, Ltd. 917,891
10,897 Coupa Software, Inc.
a
1,593,686
7,323 CTS Corporation 219,763
8,869 Descartes Systems Group, Inc.
a
378,884
5,208 Dialog Semiconductor plc
a
264,501
13,705 DocuSign, Inc.
a
1,015,678
28,560 Dolby Laboratories, Inc. 1,964,928
3,137 DSP Group, Inc.
a
49,376
10,122 Elastic NV
a
650,845
3,464 ePlus, Inc.
a
291,981
4,041 Euronet Worldwide, Inc.
a
636,700
4,954 ExlService Holdings, Inc.
a
344,105
976 eXp World Holdings, Inc.
a
11,058
6,078 F5 Networks, Inc.
a
848,793
1,015 Fair Isaac Corporation
a
380,300
17,183 Fiserv, Inc.
a
1,986,870
10,636 Five9, Inc.
a
697,509
456 FLIR Systems, Inc. 23,744
6,200 Fuji Soft, Inc. 238,770
5,915 Global Payments, Inc. 1,079,842
11,212 Guidewire Software, Inc.
a
1,230,741
195,440 Halma plc 5,472,872
2,033 InterDigital, Inc. 110,778
10,942 Intuit, Inc. 2,866,038
3,500 Jack Henry & Associates, Inc. 509,845
4,898 Juniper Networks, Inc. 120,638
1,727 Keysight Technologies, Inc.
a
177,242
894 KLA-Tencor Corporation 159,284
1,151 Kulicke and Soffa Industries, Inc. 31,307
3,379 Lam Research Corporation 988,020
15,652 Lattice Semiconductor Corporation
a
299,579
122 Littelfuse, Inc. 23,339
1,813 ManTech International Corporation 144,822
26,766 MasterCard, Inc. 7,992,060
7,872 Maxim Integrated Products, Inc. 484,207
10,165 Methode Electronics, Inc. 399,993
157,987 Microsoft Corporation 24,914,550
4,949 MicroStrategy, Inc.
a
705,876
5,055 MKS Instruments, Inc. 556,101
13,172 Monolithic Power Systems, Inc. 2,344,879
4,021 MTS Systems Corporation 193,129
1,416 National Instruments Corporation 59,953
33,400 NEC Networks & System Integration
Corporation 1,182,962
212 NetApp, Inc. 13,197
4,394 New Relic, Inc.
a
288,730
3,943 Nice, Ltd. ADR
a
611,756
7,878 Nova Measuring Instruments, Ltd.
a
298,025
4,076 Novanta, Inc.
a
360,481
12,428 NVIDIA Corporation 2,924,308
22,308 Oracle Corporation 1,181,878
4,300 Palo Alto Networks, Inc.
a
994,375
45,671 PayPal Holdings, Inc.
a
4,940,232
3,182 Progress Software Corporation 132,212
4,516 Proofpoint, Inc.
a
518,347
6,416 Q2 Holdings, Inc.
a
520,209
4,452 QAD, Inc. 226,740
18,442 QUALCOMM, Inc. 1,627,138
1,988 Rambus, Inc.
a
27,385
3,016 Rogers Corporation
a
376,186
12,500 Ryoyo Electro Corporation 231,806

Global Stock Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
59
Shares Common Stock ( 80.2% ) Value
Information Technology (14.4%) - continued
21,690 SailPoint Technologies Holdings, Inc.
a
$ 511,884
31,255 Salesforce.com, Inc.
a
5,083,313
1,636 Samsung Electronics Company, Ltd.
GDR 1,957,794
3,580 ScanSource, Inc.
a
132,281
17,573 ServiceNow, Inc.
a
4,961,209
2,043 Silicon Laboratories, Inc.
a
236,947
25,288 Square, Inc.
a
1,582,017
1,121 Sykes Enterprises, Inc.
a
41,466
12,086 Synopsys, Inc.
a
1,682,371
6,103 TE Connectivity, Ltd. 584,912
45,481 Texas Instruments, Inc. 5,834,758
4,024 Tyler Technologies, Inc.
a
1,207,281
2,886 VeriSign, Inc.
a
556,074
8,731 Virtusa Corporation
a
395,776
55,220 Visa, Inc. 10,375,838
5,900 VMware, Inc. 895,561
3,822 WEX, Inc.
a
800,556
5,066 Xilinx, Inc. 495,303
Total 170,269,915
Materials (2.9%)
1,491 AdvanSix, Inc.
a
29,760
41,809 Alcoa Corporation
a
899,312
2,214 AptarGroup, Inc. 255,983
2,531 Avery Dennison Corporation 331,105
116 Balchem Corporation 11,789
2,713 Cabot Corporation 128,922
3,984 Celanese Corporation 490,510
31,859 CF Industries Holdings, Inc. 1,520,949
38,369 Eastman Chemical Company 3,041,127
12,886 Ecolab, Inc. 2,486,869
1,630 Ferro Corporation
a
24,173
65,042 Granges AB 686,843
100,450 Hexpol AB 987,175
16,300 Hokuetsu Corporation 83,796
2,694 Ingevity Corporation
a
235,402
8,133 Innospec, Inc. 841,278
745 International Paper Company 34,307
1,467 Kadant, Inc. 154,534
9,035 Kaiser Aluminum Corporation 1,001,891
29,121 Koninklijke DSM NV 3,807,461
3,269 Kraton Performance Polymers, Inc.
a
82,771
58,500 Kyoei Steel, Ltd. 1,139,972
10,700 Lintec Corporation 238,210
13,897 Louisiana-Pacific Corporation 412,324
3,608 Martin Marietta Materials, Inc. 1,008,941
3,200 Maruichi Steel Tube, Ltd. 89,928
5,738 Materion Corporation 341,124
3,571 Minerals Technologies, Inc. 205,797
9,119 Myers Industries, Inc. 152,105
4,380 Neenah, Inc. 308,483
41,000 Nippon Light Metal Holdings
Company, Ltd. 88,125
277,500 Nippon Steel Corporation 4,182,737
4,000 Nissan Chemical Industries, Ltd. 167,511
27,096 Nucor Corporation 1,524,963
14,998 Nutanix, Inc.
a
468,837
1,133 Olympic Steel, Inc. 20,303
4,910 PPG Industries, Inc. 655,436
238 Quaker Chemical Corporation 39,156
5,357 Reliance Steel & Aluminum Company 641,554
1,033 RPM International, Inc. 79,293
5,792 Ryerson Holding Corporation
a
68,519
142,577 Sandfire Resources NL 599,069
3,400 Sanyo Special Steel Company, Ltd. 48,977
Shares Common Stock ( 80.2% ) Value
Materials (2.9%) - continued
904 Schnitzer Steel Industries, Inc. $ 19,599
2,350 Schweitzer-Mauduit International,
Inc. 98,677
775 Sensient Technologies Corporation 51,220
14,840 Steel Dynamics, Inc. 505,154
9,300 Taiyo Holdings Company, Ltd. 378,293
43,700 Toagosei Company, Ltd. 503,821
113,100 Toray Industries, Inc. 766,312
78,067 UPM-Kymmene Oyj 2,708,507
783 W. R. Grace & Company 54,693
Total 34,703,597
Real Estate (4.1%)
909 Acadia Realty Trust 23,570
5,088 Agree Realty Corporation 357,025
3,578 Alexander & Baldwin, Inc. 74,995
41,536 Allied Properties REIT 1,665,534
35,051 Alstria Office REIT AG 658,558
181 American Assets Trust, Inc. 8,308
23,589 American Campus Communities, Inc. 1,109,391
13,043 American Tower Corporation 2,997,542
2,766 Apartment Investment &
Management Company 142,864
3,059 Apple Hospitality REIT, Inc. 49,709
1,647 Ares Commercial Real Estate
Corporation 26,088
3,433 Armada Hoffler Properties, Inc. 62,995
645,632 Ascendas REIT 1,426,430
84,300 Ascott Trust
a,d
83,363
9,463 Ashford Hospitality Trust, Inc. 26,402
1,465 BBX Capital Corporation 6,988
1,018 Bluerock Residential Growth REIT,
Inc. 12,267
14,754 Brixmor Property Group, Inc. 318,834
2,812 Camden Property Trust 298,353
549 CareTrust REIT, Inc. 11,326
67,789 Castellum AB 1,592,251
15,582 CBL & Associates Properties, Inc. 16,361
18,556 Cedar Realty Trust, Inc. 54,740
3,398 Chatham Lodging Trust 62,319
24,823 Choice Properties REIT 265,903
2,630 City Office REIT, Inc. 35,558
1,221 Cofinimmo SA 179,418
2,204 Corepoint Lodging, Inc. 23,539
3,177 CoreSite Realty Corporation 356,205
2,022 CoStar Group, Inc.
a
1,209,763
1,519 Cousins Properties, Inc. 62,583
2,196 CyrusOne, Inc. 143,684
30,800 Daito Trust Construction Company,
Ltd. 3,806,150
5,192 Deutsche EuroShop AG 153,867
1,689 DiamondRock Hospitality Company 18,714
6,072 Douglas Emmett, Inc. 266,561
506 EastGroup Properties, Inc. 67,131
2,322 Empire State Realty Trust, Inc. 32,415
12,877 Entra ASA
b
212,880
2,151 EPR Properties 151,947
470 Equity Lifestyle Properties, Inc. 33,083
109 Essex Property Trust, Inc. 32,794
2,915 Farmland Partners, Inc. 19,764
20,150 First Capital REIT 320,743
12,761 First Industrial Realty Trust, Inc. 529,709
411 Four Corners Property Trust, Inc. 11,586
6,473 Franklin Street Properties
Corporation 55,409
5,029 Gaming and Leisure Properties, Inc. 216,498

Global Stock Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
60
Shares Common Stock ( 80.2% ) Value
Real Estate (4.1%) - continued
1,548 Getty Realty Corporation $ 50,883
2,729 Gladstone Commercial Corporation 59,656
54,712 Granite REIT 2,779,945
3,909 Healthcare Realty Trust, Inc. 130,443
5,155 Healthcare Trust of America, Inc. 156,093
2,808 Highwoods Properties, Inc. 137,339
54,408 Host Hotels & Resorts, Inc. 1,009,268
2,493 Hudson Pacific Properties, Inc. 93,861
320,000 Hysan Development Company, Ltd. 1,254,802
1,530 Industrial Logistics Properties Trust 34,303
1,377 Innovative Industrial Properties, Inc. 104,473
1,042 Investors Real Estate Trust 75,545
1,761 JBG SMITH Properties 70,246
2,475 Jones Lang LaSalle, Inc. 430,873
11,341 Kilroy Realty Corporation 951,510
2,682 Kite Realty Group Trust 52,379
73,032 Klepierre SA 2,778,438
2,839 Lamar Advertising Company 253,409
2,048 LEG Immobilien AG 241,862
3,796 Lexington Realty Trust 40,313
724 Life Storage, Inc. 78,395
298 LTC Properties, Inc. 13,341
166,500 Mapletree Commercial Trust 296,079
8,472 Medical Properties Trust, Inc. 178,844
23,698 Merlin Properties Socimi SA 340,621
773 MGM Growth Properties LLC 23,940
365,837 Mirvac Group 818,852
3,921 Monmouth Real Estate Investment
Corporation 56,776
591 National Health Investors, Inc. 48,155
2,872 National Retail Properties, Inc. 153,997
16,842 National Storage Affiliates Trust 566,228
3,815 Northview Apartment REIT 87,079
1,904 Office Properties Income Trust 61,195
3,527 Omega Healthcare Investors, Inc. 149,368
2,342 One Liberty Properties, Inc. 63,679
2,835 Outfront Media, Inc. 76,035
3,252 Paramount Group, Inc. 45,268
1,991 Pebblebrook Hotel Trust 53,379
2,373 Physicians Realty Trust 44,945
4,734 PotlatchDeltic Corporation 204,840
1,072 Preferred Apartment Communities,
Inc. 14,279
1,034 PS Business Parks, Inc. 170,476
31,301 PSP Swiss Property AG 4,321,873
41,001 Quebecor, Inc. 1,046,377
3,380 Rayonier, Inc. REIT 110,729
122 RE/MAX Holdings, Inc. 4,696
1,064 Retail Opportunity Investments
Corporation 18,790
9,904 Retail Properties of America, Inc. 132,714
44,954 RioCan REIT 926,394
2,708 RLJ Lodging Trust 47,986
377 RMR Group, Inc. 17,206
115,000 Road King Infrastructure, Ltd. 222,787
3,356 RPT Realty 50,474
1,333 Ryman Hospitality Properties 115,518
15,021 Sabra Health Care REIT, Inc. 320,548
676 Saul Centers, Inc. 35,679
4,968 SBA Communications Corporation 1,197,238
23,106 Service Properties Trust 562,169
3,738 Spirit Realty Capital, Inc. 183,835
2,683 St. Joe Company
a
53,204
1,255 STAG Industrial, Inc. 39,620
6,129 Store Capital Corporation 228,244
7,229 Summit Hotel Properties, Inc. 89,206
Shares Common Stock ( 80.2% ) Value
Real Estate (4.1%) - continued
17,693 Swiss Prime Site AG $ 2,046,978
97,096 TAG Immobilien AG 2,411,456
2,379 UMH Properties, Inc. 37,422
15,990 Uniti Group, Inc. 131,278
267 Universal Health Realty Income Trust 31,335
2,572 Urstadt Biddle Properties, Inc. 63,888
6,527 VICI Properties, Inc. 166,765
9,526 Washington Prime Group, Inc. 34,675
269,300 Wing Tai Holdings, Ltd. 404,466
Total 48,597,079
Utilities (0.9%)
135,395 AGL Energy, Ltd. 1,948,818
2,650 Artesian Resources Corporation 98,606
675 Chesapeake Utilities Corporation 64,685
2,531 Consolidated Water Company, Ltd. 41,255
1,429 DTE Energy Company 185,584
133,965 Enagas SA 3,417,122
87,889 Exelon Corporation 4,006,860
1,813 IDACORP, Inc. 193,628
885 Middlesex Water Company 56,259
17,793 Northland Power, Inc. 372,700
1,347 Otter Tail Corporation 69,088
1,083 Southwest Gas Holdings, Inc. 82,276
712 Spire, Inc. 59,317
829 Unitil Corporation 51,249
Total 10,647,447
Total Common Stock
(cost $766,884,316) 948,481,708
Shares
Registered Investment Companies
( 2.1% ) Value
Unaffiliated  (2.1%)
394,760 iShares Russell Mid Cap ETF 23,535,591
8,200 SPDR S&P Biotech ETF 779,902
10,681 SPDR S&P Metals & Mining ETF 312,847
Total 24,628,340
Total Registered Investment
Companies (cost $23,008,241) 24,628,340
Shares
Collateral Held for Securities Loaned
( 0.3% ) Value
3,577,321 Thrivent Cash Management Trust 3,577,321
Total Collateral Held for Securities
Loaned
(cost $3,577,321) 3,577,321
Shares or
Principal
Amount Short-Term Investments ( 17.7% ) Value
Federal Home Loan Bank Discount
Notes
1,100,000 1.550%, 1/3/2020
e,f
1,099,954
11,900,000 1.520%, 1/7/2020
e,f
11,897,504
500,000 1.531%, 1/16/2020
e,f
499,707
200,000 1.880%, 1/17/2020
e,f
199,874
6,100,000 1.535%, 2/12/2020
e,f
6,089,440
300,000 1.570%, 2/19/2020
e,f
299,392
9,000,000 1.570%, 2/26/2020
e,f
8,979,100

Global Stock Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
61
Shares or
Principal
Amount Short-Term Investments ( 17.7% ) Value
Thrivent Core Short-Term Reserve
Fund
18,111,909 1.970% $ 181,119,086
Total Short-Term Investments (cost
$210,181,945) 210,184,057
Total Investments (cost
$1,003,651,823) 100.3% $1,186,871,426
Other Assets and Liabilities, Net
(0.3%) (3,718,129)
Total Net Assets 100.0% $1,183,153,297
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of December 31, 2019, the value of these investments was $13,439,983 or 1.1% of total
net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of
December 31, 2019:
Securities Lending Transactions
Common Stock $ 3,358,244
Total lending $3,358,244
Gross amount payable upon return of
collateral for securities loaned $3,577,321
Net amounts due to counterparty $219,077
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.

High Yield Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
62
Principal
Amount Bank Loans ( 5.3% )
a
Value
Basic Materials (0.2%)
Nouryon USA LLC, Term Loan
$ 1,551,316
4.960%,  (LIBOR 1M +
3.250%), 10/1/2025
b
$ 1,550,028
Total 1,550,028
Capital Goods (1.0%)
BWAY Holding Company, Term Loan
2,628,261
5.234%,  (LIBOR 3M +
3.250%), 4/3/2024
b,d,e
2,616,775
Navistar, Inc., Term Loan
4,227,727
5.240%,  (LIBOR 1M +
3.500%), 11/6/2024
b
4,210,098
Vertiv Group Corporation, Term Loan
1,729,957
5.927%,  (LIBOR 1M +
4.000%), 11/15/2023
b
1,724,092
Total 8,550,965
Communications Services (1.1%)
Frontier Communications
Corporation, Term Loan
4,168,125
5.550%,  (LIBOR 1M +
3.750%), 6/15/2024
b
4,182,588
Windstream Services, LLC, Term
Loan
6,355,000
9.750%,  (PRIME + 5.000%),
3/30/2021
b,c
6,070,487
Total 10,253,075
Consumer Cyclical (1.1%)
Cengage Learning, Inc., Term Loan
4,112,042
6.049%,  (LIBOR 1M +
4.250%), 6/7/2023
b
3,916,720
Golden Nugget, LLC, Term Loan
2,052,768
4.692%,  (LIBOR 3M +
2.750%), 10/4/2023
b
2,057,900
Staples, Inc., Term Loan
3,679,094
6.691%,  (LIBOR 1M +
5.000%), 4/12/2026
b
3,611,509
Total 9,586,129
Consumer Non-Cyclical (0.8%)
Chobani , LLC, Term Loan
1,583,686
5.299%,  (LIBOR 1M +
3.500%), 10/10/2023
b
1,583,290
Dole Food Company, Inc., Term Loan
2,612,583
4.530%,  (LIBOR 1M +
2.750%), 4/6/2024
b
2,605,111
Endo International plc, Term Loan
2,637,944
6.063%,  (LIBOR 1M +
4.250%), 4/27/2024
b
2,519,237
Total 6,707,638
Energy (0.2%)
Fieldwood Energy, LLC, Term Loan
2,630,000
0.000%,  (LIBOR 3M +
5.250%), 4/11/2022
b,d,e
2,188,738
Total 2,188,738
Principal
Amount Bank Loans ( 5.3% )
a
Value
Financials (0.9%)
Forest City Enterprises, LP, Term
Loan
$ 3,697,650
5.299%,  (LIBOR 1M +
3.500%), 12/7/2025
b
$ 3,712,663
Grizzly Finco , Term Loan
4,246,250
5.349%,  (LIBOR 3M +
3.250%), 10/1/2025
b
4,248,033
Total 7,960,696
Total Bank Loans
(cost $46,831,619) 46,797,269
Principal
Amount Long-Term Fixed Income ( 90.2% ) Value
Basic Materials (5.8%)
Alcoa, Inc.
1,605,000 5.125%,  10/1/2024 1,749,450
Big River Steel, LLC
3,610,000 7.250%,  9/1/2025
f
3,808,550
Cleveland-Cliffs, Inc.
4,255,000 5.750%,  3/1/2025 4,199,153
Element Solutions, Inc.
2,385,000 5.875%,  12/1/2025
f
2,495,306
First Quantum Minerals, Ltd.
573,000 7.000%,  2/15/2021
f
574,433
2,675,000 7.250%,  4/1/2023
f
2,769,374
2,140,000 6.875%,  3/1/2026
f
2,166,750
Grinding Media, Inc.
3,250,000 7.375%,  12/15/2023
f
3,310,938
Hexion, Inc.
1,595,000 7.875%,  7/15/2027
f
1,658,720
Krayton Polymers, LLC
2,675,000 7.000%,  4/15/2025
f
2,755,250
Mercer International, Inc.
2,140,000 7.375%,  1/15/2025 2,303,603
3,215,000 5.500%,  1/15/2026 3,271,263
Midwest Vanadium Property, Ltd.
3,197,755 11.500%,  2/15/2018
*, g,h
6,715
Novelis Corporation
1,570,000 6.250%,  8/15/2024
f
1,646,538
2,240,000 5.875%,  9/30/2026
f
2,383,595
OCI NV
2,640,000 5.250%,  11/1/2024
f
2,739,000
Olin Corporation
2,650,000 5.625%,  8/1/2029 2,798,930
3,195,000 5.000%,  2/1/2030 3,242,925
Peabody Securities Finance
Corporation
3,180,000 6.000%,  3/31/2022
f
3,100,500
Tronox Finance plc
3,210,000 5.750%,  10/1/2025
f
3,270,091
Univar Solutions USA, Inc.
1,580,000 5.125%,  12/1/2027
f
1,649,172
Total 51,900,256
Capital Goods (10.0%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,888,881
0.000%,PIK 1.500%,
4/26/2024
f,i
204,166

High Yield Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
63
Principal
Amount Long-Term Fixed Income ( 90.2% ) Value
Capital Goods (10.0%) - continued
Advanced Disposal Services, Inc.
$ 3,155,000 5.625%,  11/15/2024
f
$ 3,281,200
Advanced Drainage Systems, Inc.
2,640,000 5.000%,  9/30/2027
f
2,722,500
AECOM
1,065,000 5.875%,  10/15/2024 1,178,625
3,195,000 5.125%,  3/15/2027 3,434,625
Amsted Industries, Inc.
2,125,000 5.625%,  7/1/2027
f
2,252,500
2,630,000 4.625%,  5/15/2030
f
2,649,015
Arconic , Inc.
1,605,000 5.900%,  2/1/2027 1,838,180
ARD Finance SA
2,100,000 6.500%,  6/30/2027
f
2,171,295
Ardagh Packaging Finance plc
5,295,000 5.250%,  8/15/2027
f
5,573,093
Berry Global, Inc.
1,740,000 4.500%,  2/15/2026
f
1,787,328
Berry Plastics Corporation
4,260,000 5.125%,  7/15/2023 4,371,825
Bombardier, Inc.
2,945,000 7.500%,  3/15/2025
f
3,037,002
4,790,000 7.875%,  4/15/2027
f
4,927,712
BWAY Holding Company
3,205,000 7.250%,  4/15/2025
f
3,164,937
Cemex SAB de CV
5,500,000 5.450%,  11/19/2029
f
5,747,500
Clean Harbors, Inc.
2,080,000 5.125%,  7/15/2029
f
2,231,008
Covanta Holding Corporation
1,600,000 5.875%,  7/1/2025 1,688,000
1,060,000 6.000%,  1/1/2027 1,118,300
Crown Cork & Seal Company, Inc.
3,210,000 7.375%,  12/15/2026 3,811,875
Flex Acquisition Company, Inc.
3,205,000 6.875%,  1/15/2025
f
3,229,037
1,300,000 7.875%,  7/15/2026
f
1,309,750
GFL Environmental, Inc.
3,210,000 7.000%,  6/1/2026
f
3,391,044
H&E Equipment Services, Inc.
4,971,000 5.625%,  9/1/2025 5,207,123
Jeld-Wen , Inc.
2,670,000 4.875%,  12/15/2027
f
2,730,075
New Enterprise Stone & Lime
Company, Inc.
2,145,000 6.250%,  3/15/2026
f
2,246,888
Owens-Brockway Glass Container,
Inc.
3,070,000 5.875%,  8/15/2023
f
3,277,225
Reynolds Group Issuer, Inc.
2,175,000 5.125%,  7/15/2023
f
2,226,656
TransDigm , Inc.
1,855,000 6.250%,  3/15/2026
f
2,008,242
United Rentals North America, Inc.
1,060,000 5.500%,  7/15/2025 1,101,406
4,240,000 5.875%,  9/15/2026 4,548,460
Total 88,466,592
Principal
Amount Long-Term Fixed Income ( 90.2% ) Value
Communications Services (15.5%)
Altice Luxembourg SA
$ 2,660,000 10.500%,  5/15/2027
f
$ 3,032,533
Block Communications, Inc.
3,720,000 6.875%,  2/15/2025
f
3,859,500
CCO Holdings, LLC
3,680,000 5.875%,  4/1/2024
f
3,804,200
3,450,000 5.375%,  6/1/2029
f
3,682,875
3,940,000 4.750%,  3/1/2030
f
4,018,918
CCOH Safari, LLC
5,455,000 5.750%,  2/15/2026
f
5,755,134
Cengage Learning, Inc.
1,705,000 9.500%,  6/15/2024
f,j
1,474,825
CSC Holdings, LLC
5,590,000 6.500%,  2/1/2029
f
6,232,850
Embarq Corporation
5,325,000 7.995%,  6/1/2036 5,631,187
Gray Escrow, Inc.
2,040,000 7.000%,  5/15/2027
f
2,266,950
Gray Television, Inc.
3,560,000 5.875%,  7/15/2026
f
3,786,950
iHeartCommunications , Inc.
2,650,000 5.250%,  8/15/2027
f
2,772,695
3,800,000 4.750%,  1/15/2028
f
3,895,000
Intelsat Jackson Holdings SA
8,570,000 5.500%,  8/1/2023 7,361,973
LCPR Senior Secured Financing DAC
2,500,000 6.750%,  10/15/2027
f
2,650,000
Level 3 Financing, Inc.
5,510,000 5.375%,  5/1/2025 5,702,850
1,700,000 5.250%,  3/15/2026 1,768,000
Lions Gate Capital Holdings, LLC
2,665,000 6.375%,  2/1/2024
f
2,784,978
Neptune Finco Corporation
4,733,000 10.875%,  10/15/2025
f
5,289,127
Nexstar Escrow Corporation
2,300,000 5.625%,  7/15/2027
f
2,423,740
Qualitytech , LP
3,740,000 4.750%,  11/15/2025
f
3,875,575
Scripps Escrow, Inc.
3,715,000 5.875%,  7/15/2027
f
3,891,463
SFR Group SA
2,650,000 7.375%,  5/1/2026
f
2,845,146
Sinclair Television Group, Inc.
1,570,000 5.875%,  3/15/2026
f
1,650,463
Sirius XM Radio, Inc.
2,000,000 4.625%,  7/15/2024
f
2,100,000
2,660,000 5.500%,  7/1/2029
f
2,876,098
Sprint Capital Corporation
1,060,000 6.875%,  11/15/2028 1,142,150
Sprint Communications, Inc.
5,130,000 6.000%,  11/15/2022 5,380,088
Sprint Corporation
8,240,000 7.625%,  2/15/2025 9,042,164
Telesat Canada / Telesat , LLC
2,900,000 4.875%,  6/1/2027
f
2,950,750
Terrier Media Buyer, Inc.
2,100,000 8.875%,  12/15/2027
f
2,220,750
T-Mobile USA, Inc.
3,450,000 6.000%,  4/15/2024 3,562,125
3,725,000 4.500%,  2/1/2026 3,818,125

High Yield Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
64
Principal
Amount Long-Term Fixed Income ( 90.2% ) Value
Communications Services (15.5%) - continued
T-Mobile USA, Inc. Contingent
Consent Payment
$ 3,450,000 0.000%,  4/15/2024
k
$ 16,153
VeriSign, Inc.
2,630,000 4.750%,  7/15/2027 2,774,650
Virgin Media Secured Finance plc
2,395,000 5.500%,  8/15/2026
f
2,514,750
3,500,000 5.500%,  5/15/2029
f
3,705,625
WMG Acquisition Corporation
2,675,000 5.500%,  4/15/2026
f
2,815,438
Ziggo BV
2,640,000 4.875%,  1/15/2030
f
2,725,298
Total 138,101,096
Consumer Cyclical (13.4%)
1011778 B.C., ULC
3,690,000 4.375%,  1/15/2028
f
3,699,225
Allison Transmission, Inc.
3,835,000 5.000%,  10/1/2024
f
3,926,081
Brookfield Property REIT, Inc.
3,460,000 5.750%,  5/15/2026
f
3,650,300
Brookfield Residential Properties,
Inc.
3,440,000 6.250%,  9/15/2027
f
3,629,200
Cedar Fair, LP
2,000,000 5.250%,  7/15/2029
f
2,155,000
Choice Hotels International, Inc.
3,445,000 5.750%,  7/1/2022 3,718,450
Cinemark USA, Inc.
4,475,000 4.875%,  6/1/2023 4,547,719
Dana Financing Luxembourg SARL
3,925,000 6.500%,  6/1/2026
f
4,194,844
Hanesbrands, Inc.
4,145,000 4.875%,  5/15/2026
f
4,388,519
Herc Holdings, Inc.
3,450,000 5.500%,  7/15/2027
f
3,631,125
Hertz Corporation
598,000 7.625%,  6/1/2022
f
621,920
Hilton Escrow Issuer, LLC
2,660,000 4.250%,  9/1/2024 2,709,875
International Game Technology plc
1,600,000 6.250%,  1/15/2027
f
1,800,000
KAR Auction Services, Inc.
2,670,000 5.125%,  6/1/2025
f
2,776,800
KB Home
2,130,000 6.875%,  6/15/2027 2,465,475
2,110,000 4.800%,  11/15/2029 2,152,200
Landry's, Inc.
1,970,000 6.750%,  10/15/2024
f
2,038,950
Lennar Corporation
1,525,000 4.500%,  4/30/2024 1,610,781
1,590,000 4.750%,  5/30/2025 1,709,250
3,165,000 4.750%,  11/29/2027 3,410,287
Live Nation Entertainment, Inc.
3,265,000 4.875%,  11/1/2024
f
3,379,275
530,000 5.625%,  3/15/2026
f
564,450
880,000 4.750%,  10/15/2027
f
910,800
Mattamy Group Corporation
3,685,000 5.250%,  12/15/2027
f
3,832,400
Principal
Amount Long-Term Fixed Income ( 90.2% ) Value
Consumer Cyclical (13.4%) - continued
MGM Resorts International
$ 3,500,000 5.750%,  6/15/2025 $ 3,920,000
New Red Finance, Inc.
2,410,000 5.000%,  10/15/2025
f
2,488,325
PGT Escrow Issuer, Inc.
2,675,000 6.750%,  8/1/2026
f
2,865,594
Prime Security Services Borrower,
LLC
4,770,000 5.750%,  4/15/2026
f
5,184,418
RHP Hotel Properties, LP
960,000 5.000%,  4/15/2023 979,200
Ryman Hospitality Properties, Inc.
3,175,000 4.750%,  10/15/2027
f
3,278,187
Scientific Games International, Inc.
2,190,000 6.625%,  5/15/2021 2,220,112
2,650,000 5.000%,  10/15/2025
f
2,775,875
2,300,000 7.250%,  11/15/2029
f
2,501,250
ServiceMaster Company, LLC
4,260,000 5.125%,  11/15/2024
f
4,419,750
Six Flags Entertainment Corporation
3,155,000 4.875%,  7/31/2024
f
3,269,369
2,630,000 5.500%,  4/15/2027
f
2,804,237
Staples, Inc.
1,855,000 7.500%,  4/15/2026
f
1,924,563
Stars Group Holdings BV
2,550,000 7.000%,  7/15/2026
f
2,763,563
Station Casinos, LLC
530,000 5.000%,  10/1/2025
f
539,275
Viking Cruises, Ltd.
4,765,000 5.875%,  9/15/2027
f
5,092,594
Wynn Macau, Ltd.
1,724,000 4.875%,  10/1/2024
f
1,762,790
Yum! Brands, Inc.
2,090,000 5.250%,  6/1/2026
f
2,204,950
720,000 4.750%,  1/15/2030
f
754,200
Total 119,271,178
Consumer Non-Cyclical (12.9%)
Air Medical Merger Sub Corporation
3,190,000 6.375%,  5/15/2023
f,j
2,855,050
Albertson's Companies, LLC
2,660,000 7.500%,  3/15/2026
f
2,985,850
1,930,000 4.625%,  1/15/2027
f
1,927,684
4,410,000 5.875%,  2/15/2028
f
4,685,625
Alliance One International, Inc.
3,600,000 9.875%,  7/15/2021 1,737,000
B&G Foods, Inc.
2,630,000 5.250%,  4/1/2025 2,704,508
2,650,000 5.250%,  9/15/2027 2,676,500
Bausch Health Companies, Inc.
3,415,000 5.000%,  1/30/2028
f
3,505,122
2,125,000 7.250%,  5/30/2029
f
2,427,812
625,000 5.250%,  1/30/2030
f
648,125
Centene Corporation
2,130,000 5.375%,  6/1/2026
f
2,260,463
1,150,000 4.250%,  12/15/2027
f
1,183,062
3,050,000 4.625%,  12/15/2029
f
3,214,242
Centene Escrow Corporation
4,440,000 6.125%,  2/15/2024 4,606,500

High Yield Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
65
Principal
Amount Long-Term Fixed Income ( 90.2% ) Value
Consumer Non-Cyclical (12.9%) - continued
Dole Food Company, Inc.
$ 2,660,000 7.250%,  6/15/2025
f
$ 2,573,550
Encompass Health Corporation
2,645,000 4.500%,  2/1/2028 2,740,881
Energizer Holdings, Inc.
4,240,000 5.500%,  6/15/2025
f
4,399,000
HCA, Inc.
3,065,000 4.750%,  5/1/2023 3,281,472
3,705,000 5.375%,  2/1/2025 4,097,100
2,130,000 5.875%,  2/1/2029 2,462,813
JBS USA, LLC
3,240,000 5.750%,  6/15/2025
f
3,353,400
4,655,000 6.500%,  4/15/2029
f
5,173,008
3,100,000 5.500%,  1/15/2030
f
3,329,710
MPH Acquisition Holdings, LLC
4,190,000 7.125%,  6/1/2024
f
4,053,825
Par Pharmaceutical, Inc.
2,650,000 7.500%,  4/1/2027
f
2,636,750
Pilgrim's Pride Corporation
3,215,000 5.750%,  3/15/2025
f
3,323,120
Post Holdings, Inc.
3,210,000 5.000%,  8/15/2026
f
3,390,563
Simmons Foods, Inc.
3,695,000 5.750%,  11/1/2024
f
3,713,475
Spectrum Brands, Inc.
4,280,000 5.750%,  7/15/2025 4,467,336
930,000 5.000%,  10/1/2029
f
960,225
Tenet Healthcare Corporation
7,930,000 4.875%,  1/1/2026
f
8,305,882
4,240,000 5.125%,  11/1/2027
f
4,478,500
Teva Pharmaceutical Finance
Netherlands III BV
2,945,000 3.150%,  10/1/2026 2,451,713
Valeant Pharmaceuticals
International, Inc.
2,680,000 8.500%,  1/31/2027
f
3,051,984
VRX Escrow Corporation
5,295,000 6.125%,  4/15/2025
f
5,470,953
Total 115,132,803
Energy (11.8%)
Alliance Resource Operating
Partners, LP
1,585,000 7.500%,  5/1/2025
f
1,442,350
Antero Resources Corporation
1,585,000 5.125%,  12/1/2022 1,414,612
2,640,000 5.625%,  6/1/2023 2,118,600
Boardwalk Pipelines, LP
3,695,000 5.950%,  6/1/2026 4,151,186
Buckeye Partners, LP
4,265,000 4.125%,  12/1/2027 4,117,722
California Resources Corporation
4,790,000 8.000%,  12/15/2022
f
2,059,700
Centennial Resource Production, LLC
5,085,000 5.375%,  1/15/2026
f
4,996,012
Cheniere Energy Partners, LP
3,875,000 5.625%,  10/1/2026 4,097,812
5,785,000 4.500%,  10/1/2029
f
5,944,666
Chesapeake Energy Corporation
3,678,000 11.500%,  1/1/2025
f,j
3,475,710
Principal
Amount Long-Term Fixed Income ( 90.2% ) Value
Energy (11.8%) - continued
CrownRock Finance, Inc.
$ 3,750,000 5.625%,  10/15/2025
f
$ 3,825,000
Enagas SA
4,285,000 5.500%,  1/15/2028
f
4,199,300
Endeavor Energy Resources, LP
1,800,000 5.750%,  1/30/2028
f
1,892,250
Energy Transfer Operating, LP
2,655,000 5.500%,  6/1/2027 2,981,715
Murphy Oil Corporation
2,800,000 5.875%,  12/1/2027 2,940,000
Nabors Industries, Inc.
3,200,000 5.750%,  2/1/2025 2,880,000
Noble Holding International, Ltd.
3,210,000 7.750%,  1/15/2024
j
1,667,595
Pacific Drilling First Lien Escrow
Issuer, Ltd.
2,115,000 8.375%,  10/1/2023
f
1,929,937
Pacific Drilling Second Lien Escrow
Issuer, Ltd.
562,682
11.000%,PIK 12.000%,
4/1/2024
f,i
337,609
Parsley Energy, LLC
3,200,000 5.625%,  10/15/2027
f
3,384,000
Precision Drilling Corporation
1,180,000 7.750%,  12/15/2023 1,177,050
1,740,000 7.125%,  1/15/2026
f
1,653,000
Rowan Companies, Inc.
3,745,000 4.750%,  1/15/2024 2,359,350
Sanchez Energy Corporation
3,740,000 7.250%,  2/15/2023
*, c,j
2,431,000
SM Energy Company
2,675,000 5.000%,  1/15/2024 2,547,938
Southwestern Energy Company
4,285,000 7.500%,  4/1/2026 3,963,625
Sunoco, LP
2,675,000 4.875%,  1/15/2023 2,735,241
1,090,000 5.500%,  2/15/2026 1,130,875
Tallgrass Energy Partners, LP
3,250,000 4.750%,  10/1/2023
f
3,241,875
Targa Resources Partners, LP
4,275,000 5.125%,  2/1/2025 4,435,313
2,105,000 5.000%,  1/15/2028 2,147,100
Transocean Pontus, Ltd.
476,150 6.125%,  8/1/2025
f
488,054
Transocean, Inc.
3,150,000 7.250%,  11/1/2025
f
3,087,000
1,070,000 7.500%,  1/15/2026
f
1,056,625
3,745,000 7.500%,  4/15/2031 2,902,375
USA Compression Partners LP
2,390,000 6.875%,  9/1/2027 2,489,424
Viper Energy Partners, LP
920,000 5.375%,  11/1/2027
f
956,800
W&T Offshore, Inc.
3,445,000 9.750%,  11/1/2023
f
3,285,669
WPX Energy, Inc.
1,835,000 8.250%,  8/1/2023 2,110,250
930,000 5.250%,  10/15/2027 981,150
Total 105,035,490

High Yield Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
66
Principal
Amount Long-Term Fixed Income ( 90.2% ) Value
Financials (9.5%)
Ally Financial, Inc.
$ 1,575,000 4.625%,  5/19/2022 $ 1,649,812
4,000,000 5.750%,  11/20/2025 4,475,000
Avolon Holdings Funding, Ltd.
1,070,000 5.500%,  1/15/2023
f
1,153,546
2,670,000 5.125%,  10/1/2023
f
2,877,940
Chobani , LLC
2,130,000 7.500%,  4/15/2025
f
2,140,650
CIT Group, Inc.
1,429,000 5.000%,  8/15/2022 1,514,740
1,251,000 5.000%,  8/1/2023 1,347,953
Credit Acceptance Corporation
1,580,000 5.125%,  12/31/2024
f
1,640,767
4,220,000 6.625%,  3/15/2026
f
4,562,875
Drawbridge Special Opportunities
Fund, LP
3,785,000 5.000%,  8/1/2021
f
3,842,695
Fortress Transportation and
Infrastructure Investors, LLC
1,000,000 6.750%,  3/15/2022
f
1,042,500
Genworth Holdings, Inc.
3,430,000 4.900%,  8/15/2023 3,395,700
Global Aircraft Leasing Company,
Ltd.
5,820,000 6.500%,PIK  %, 9/15/2024
f,i
6,072,879
Icahn Enterprises, LP
2,650,000 4.750%,  9/15/2024
f
2,722,875
5,310,000 6.250%,  5/15/2026 5,655,150
3,155,000 5.250%,  5/15/2027
f
3,226,398
Iron Mountain, Inc.
2,140,000 5.750%,  8/15/2024 2,164,075
MPT Operating Partnership, LP
3,010,000 5.500%,  5/1/2024 3,089,013
1,340,000 5.000%,  10/15/2027 1,420,400
2,650,000 4.625%,  8/1/2029 2,729,500
Outfront Media Cap, LLC
2,400,000 4.625%,  3/15/2030
f
2,442,000
Park Aerospace Holdings, Ltd.
1,605,000 5.250%,  8/15/2022
f
1,709,967
4,285,000 4.500%,  3/15/2023
f
4,486,395
1,995,000 5.500%,  2/15/2024
f
2,190,330
Quicken Loans, Inc.
4,015,000 5.750%,  5/1/2025
f
4,150,506
Royal Bank of Scotland Group plc
3,100,000 5.125%,  5/28/2024 3,356,223
Synchrony Financial
1,340,000 4.250%,  8/15/2024 1,429,060
4,280,000 3.950%,  12/1/2027 4,493,290
Trivium Packaging Finance
1,060,000 5.500%,  8/15/2026
f
1,116,975
530,000 8.500%,  8/15/2027
f
589,625
VICI Properties, LP / VICI Note
Company, Inc.
1,050,000 4.250%,  12/1/2026
f
1,081,500
1,050,000 4.625%,  12/1/2029
f
1,097,250
Total 84,867,589
Technology (4.6%)
Anixter, Inc.
2,455,000 5.125%,  10/1/2021 2,548,167
Principal
Amount Long-Term Fixed Income ( 90.2% ) Value
Technology (4.6%) - continued
CommScope Technologies Finance,
LLC
$ 4,775,000 6.000%,  6/15/2025
f
$ 4,780,396
Diamond Finance Corporation
4,795,000 7.125%,  6/15/2024
f
5,058,725
Diamond Sports Group, LLC
2,390,000 5.375%,  8/15/2026
f
2,417,609
2,385,000 6.625%,  8/15/2027
f,j
2,319,412
Harland Clarke Holdings Corporation
4,020,000 8.375%,  8/15/2022
f
3,276,300
Inception Merger Sub, Inc.
5,265,000 8.625%,  11/15/2024
f,j
5,146,538
Iron Mountain, Inc.
3,745,000 5.250%,  3/15/2028
f
3,894,800
NCR Corporation
4,240,000 5.750%,  9/1/2027
f
4,515,600
Plantronics, Inc.
2,390,000 5.500%,  5/31/2023
f
2,336,225
Seagate HDD Cayman
1,096,000 4.750%,  1/1/2025 1,170,667
SS&C Technologies, Inc.
3,200,000 5.500%,  9/30/2027
f
3,416,000
Total 40,880,439
Transportation (2.5%)
AerCap Holdings NV
2,640,000 5.875%,  10/10/2079
b
2,826,305
American Airlines Group, Inc.
3,720,000 5.000%,  6/1/2022
f
3,892,050
Hertz Corporation
2,100,000 5.500%,  10/15/2024
f
2,152,500
5,270,000 6.000%,  1/15/2028
f
5,270,000
United Continental Holdings, Inc.
3,000,000 4.250%,  10/1/2022 3,135,000
XPO Logistics, Inc.
2,670,000 6.125%,  9/1/2023
f
2,756,241
2,130,000 6.750%,  8/15/2024
f
2,313,925
Total 22,346,021
Utilities (4.2%)
AES Corporation
2,675,000 4.500%,  3/15/2023 2,741,875
Calpine Corporation
3,290,000 4.500%,  2/15/2028
f
3,319,182
DCP Midstream Operating, LP
1,315,000 8.125%,  8/16/2030 1,610,875
Dynegy, Inc.
3,745,000 8.125%,  1/30/2026
f
4,007,150
GFL Environmental, Inc.
1,060,000 8.500%,  5/1/2027
f
1,166,000
NextEra Energy Operating Partners,
LP
5,290,000 3.875%,  10/15/2026
f
5,309,838
NRG Energy, Inc.
1,680,000 7.250%,  5/15/2026 1,835,400
1,330,000 5.250%,  6/15/2029
f
1,438,062
Suburban Propane Partners, LP
3,195,000 5.875%,  3/1/2027 3,322,800
Talen Energy Supply, LLC
2,140,000 6.500%,  6/1/2025 1,826,340

High Yield Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
67
Principal
Amount Long-Term Fixed Income ( 90.2% ) Value
Utilities (4.2%) - continued
$ 1,590,000 7.250%,  5/15/2027
f
$ 1,672,998
Terraform Global Operating, LLC
2,660,000 6.125%,  3/1/2026
f
2,766,400
TerraForm Power Operating, LLC
2,140,000 4.250%,  1/31/2023
f
2,203,066
2,940,000 5.000%,  1/31/2028
f
3,108,491
Vistra Operations Company, LLC
720,000 5.000%,  7/31/2027
f
752,386
Total 37,080,863
Total Long-Term Fixed Income
(cost $787,111,787) 803,082,327
Shares
Collateral Held for Securities Loaned
( 1.8% ) Value
16,376,731 Thrivent Cash Management Trust 16,376,731
Total Collateral Held for Securities
Loaned
(cost $16,376,731) 16,376,731
Shares Preferred Stock ( 0.3% ) Value
Financials (0.3%)
92,627 Bank of America Corporation,
5.000%
j,l
2,424,975
53,000 Federal National Mortgage
Association, 0.000%
j,l,m
633,350
Total 3,058,325
Total Preferred Stock
(cost $2,849,652) 3,058,325
Shares Common Stock ( 0.1% ) Value
Industrials (<0.1%)
930,630 Abengoa SA, Class A
j,m
14,406
9,928,936 Abengoa SA, Class B
m
66,824
Total 81,230
Materials (0.1%)
52,569 Hexion Holdings Corporation
j,m
633,456
Total 633,456
Total Common Stock
(cost $1,017,613) 714,686
Shares Short-Term Investments ( 3.2% ) Value
Thrivent Core Short-Term Reserve
Fund
2,848,995 1.970% 28,489,953
Total Short-Term Investments (cost
$28,489,953) 28,489,953
Total Investments (cost
$882,677,355) 100.9% $898,519,291
Other Assets and Liabilities, Net
(0.9%) (8,420,159)
Total Net Assets 100.0% $890,099,132
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2019. The rates of certain variable rate
securities are based on a published reference rate and spread;
these may vary by security and the reference rate and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of December 31, 2019, the value of these investments was $534,825,954 or 60.1% of
total net assets.
g Defaulted security.  Interest is not being accrued.
h In bankruptcy.  Interest is not being accrued.
i Denotes payment-in-kind security.  The security may pay an interest or dividend payment with additional fixed income
or equity securities in lieu of, or in addition to a cash
payment.  The cash rate and/or payment-in-kind rate shown are as of December 31, 2019.
j All or a portion of the security is on loan.
k Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m Non-income producing security.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933.
The value of all restricted securities held in High Yield Portfolio as of December 31, 2019 was $2,437,715 or 0.3% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
December 31, 2019.
Security Acquisition Date Cost
Midwest Vanadium Property, Ltd.,
2/15/2018 2/9/2011 $ 3,028,997
Sanchez Energy Corporation,
2/15/2023 2/7/2018 3,677,613
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
December 31, 2019:
Securities Lending Transactions
Long-Term Fixed Income $ 15,336,710
Common Stock 400,728
Total lending $15,737,438
Gross amount payable upon return of
collateral for securities loaned $16,376,731
Net amounts due to counterparty $639,293

High Yield Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
68
Definitions:
PIK - Payment-In-Kind
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Income Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
69
Principal
Amount Bank Loans ( 1.1% )
a
Value
Basic Materials (<0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 98,500
6.409%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 86,434
Big River Steel, LLC, Term Loan
239,487
6.945%,  (LIBOR 3M +
5.000%), 8/23/2023
b
238,889
MRC Global (US), Inc., Term Loan
255,439
4.799%,  (LIBOR 1M +
3.000%), 9/22/2024
b
256,077
Total 581,400
Capital Goods (0.1%)
Advanced Disposal Services, Inc.,
Term Loan
446,429
3.853%,  (LIBOR 1W +
2.250%), 11/10/2023
b
447,768
GFL Environmental, Inc., Term Loan
666,541
4.799%,  (LIBOR 1M +
3.000%), 5/31/2025
b
667,014
Vertiv Group Corporation, Term Loan
629,599
5.927%,  (LIBOR 1M +
4.000%), 11/15/2023
b
627,465
Total 1,742,247
Communications Services (0.3%)
Altice France SA, Term Loan
195,000
4.549%,  (LIBOR 1M +
2.750%), 7/31/2025
b
193,335
CenturyLink, Inc., Term Loan
740,319
4.549%,  (LIBOR 1M +
2.750%), 1/31/2025
b
742,910
Frontier Communications
Corporation, Term Loan
438,750
5.550%,  (LIBOR 1M +
3.750%), 6/15/2024
b
440,272
HCP Acquisition, LLC, Term Loan
351,735
4.799%,  (LIBOR 1M +
3.000%), 5/16/2024
b
352,614
Intelsat Jackson Holdings SA, Term
Loan
300,000
5.682%,  (LIBOR 3M +
3.750%), 11/27/2023
b
300,267
Sprint Communications, Inc., Term
Loan
938,462
4.313%,  (LIBOR 1M +
2.500%), 2/3/2024
b
929,312
TNS, Inc., Term Loan
344,900
5.930%,  (LIBOR 3M +
4.000%), 8/14/2022
b,c
334,553
Virgin Media Bristol, LLC, Term Loan
490,000
4.240%,  (LIBOR 1M +
2.500%), 1/31/2028
b
492,759
WideOpenWest Finance, LLC, Term
Loan
327,463
5.030%,  (LIBOR 1M +
3.250%), 8/19/2023
b
324,735
Principal
Amount Bank Loans ( 1.1% )
a
Value
Communications Services (0.3%) - continued
Windstream Services, LLC, Term
Loan
$ 248,096
9.750%,  (PRIME + 5.000%),
3/30/2021
b,d
$ 236,989
Total 4,347,746
Consumer Cyclical (0.2%)
Golden Entertainment, Inc., Term
Loan
593,475
4.800%,  (LIBOR 1M +
3.000%), 10/20/2024
b
594,959
Golden Nugget, LLC, Term Loan
581,906
4.692%,  (LIBOR 3M +
2.750%), 10/4/2023
b
583,360
LCPR Loan Financing, LLC, Term
Loan
465,000
6.740%,  (LIBOR 1M + 5.000%),
10/25/2026
b
470,231
Scientific Games International, Inc.,
Term Loan
884,250
4.549%,  (LIBOR 1M +
2.750%), 8/14/2024
b
885,727
Stars Group Holdings BV, Term Loan
178,698
5.445%,  (LIBOR 3M +
3.500%), 7/10/2025
b
180,106
Tenneco, Inc., Term Loan
297,000
4.799%,  (LIBOR 1M +
3.000%), 10/1/2025
b
289,884
Total 3,004,267
Consumer Non-Cyclical (0.2%)
Air Medical Group Holdings, Inc.,
Term Loan
774,200
5.035%,  (LIBOR 1M +
3.250%), 4/28/2022
b
756,657
191,100
6.049%,  (LIBOR 1M +
4.250%), 3/14/2025
b
184,889
Bausch Health Companies, Inc.,
Term Loan
495,857
4.740%,  (LIBOR 1M + 3.000%),
6/1/2025
b
498,336
Endo International plc, Term Loan
529,146
6.063%,  (LIBOR 1M +
4.250%), 4/27/2024
b
505,334
JBS USA LUX SA, Term Loan
255,000
3.799%,  (LIBOR 1M +
2.000%), 5/1/2026
b,e,f
256,487
McGraw-Hill Global Education
Holdings, LLC, Term Loan
669,840
5.799%,  (LIBOR 1M +
4.000%), 5/4/2022
b
638,766
MPH Acquisition Holdings, LLC, Term
Loan
385,308
4.695%,  (LIBOR 3M +
2.750%), 6/7/2023
b
379,320
Plantronics, Inc., Term Loan
539,676
4.299%,  (LIBOR 1M +
2.500%), 7/2/2025
b
526,724

Income Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
70
Principal
Amount Bank Loans ( 1.1% )
a
Value
Consumer Non-Cyclical (0.2%) - continued
Sotera Health Holdings, LLC, Term
Loan
$ 140,000
6.289%,  (LIBOR 3M +
4.500%), 12/13/2026
b
$ 140,307
Total 3,886,820
Energy (0.1%)
Radiate Holdco, LLC, Term Loan
974,950
4.799%,  (LIBOR 1M +
3.000%), 2/1/2024
b
977,875
Total 977,875
Financials (0.1%)
Avolon TLB Borrower 1 US, LLC, Term
Loan
297,259
3.515%,  (LIBOR 1M +
1.750%), 1/15/2025
b
298,991
GGP Nimbus, LLC, Term Loan
419,687
4.299%,  (LIBOR 1M +
2.500%), 8/24/2025
b
416,628
Harland Clarke Holdings Corporation,
Term Loan
474,462
6.695%,  (LIBOR 3M +
4.750%), 11/3/2023
b
376,604
Sable International Finance, Ltd.,
Term Loan
852,800
5.049%,  (LIBOR 1M +
3.250%), 1/31/2026
b
857,465
Tronox Finance, LLC, Term Loan
611,331
4.610%,  (LIBOR 3M +
2.750%), 9/22/2024
b
612,096
Total 2,561,784
Technology (0.1%)
Prime Security Services Borrower,
LLC, Term Loan
493,763
4.944%,  (LIBOR 1M +
3.250%), 9/23/2026
b
494,750
Rackspace Hosting, Inc., Term Loan
531,680
4.902%,  (LIBOR 3M +
3.000%), 11/3/2023
b
515,214
Total 1,009,964
Total Bank Loans
(cost $18,259,112) 18,112,103
Principal
Amount Long-Term Fixed Income ( 93.3% ) Value
Asset-Backed Securities (1.1%)
Babson CLO, Ltd.
3,900,000
4.866%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,g
3,730,447
Magnetite XII, Ltd.
3,200,000
3.101%,  (LIBOR 3M + 1.100%),
10/15/2031, Ser. 2015-12A,
Class ARR
b,g
3,190,598
Octagon Investment Partners XVI,
Ltd.
2,600,000
3.402%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,g
2,561,866
Principal
Amount Long-Term Fixed Income ( 93.3% ) Value
Asset-Backed Securities (1.1%) - continued
Shackleton CLO, Ltd.
$ 2,150,000
3.171%,  (LIBOR 3M + 1.170%),
7/15/2031, Ser. 2015-7RA,
Class A1
b,g
$ 2,135,088
Sound Point CLO X, Ltd.
3,200,000
4.666%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,g
3,061,542
THL Credit Wind River CLO, Ltd.
3,200,000
4.836%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
3,101,914
Total 17,781,455
Basic Materials (2.4%)
Alcoa, Inc.
640,000 5.125%,  10/1/2024 697,600
Anglo American Capital plc
3,200,000 3.625%,  9/11/2024
g
3,316,865
2,550,000 4.750%,  4/10/2027
g
2,786,322
Cleveland-Cliffs, Inc.
640,000 5.750%,  3/1/2025
h
631,600
Dow Chemical Company
1,920,000 3.000%,  11/15/2022 1,962,399
Glencore Funding, LLC
3,180,000 4.125%,  5/30/2023
g
3,313,892
2,880,000 4.000%,  3/27/2027
g
2,990,232
International Paper Company
2,240,000 3.000%,  2/15/2027 2,307,389
Kinross Gold Corporation
640,000 5.950%,  3/15/2024 710,400
3,980,000 4.500%,  7/15/2027 4,169,050
LyondellBasell Industries NV
1,900,000 6.000%,  11/15/2021 2,017,874
Novelis Corporation
640,000 5.875%,  9/30/2026
g
681,027
Syngenta Finance NV
3,175,000 4.441%,  4/24/2023
g
3,313,790
Teck Resources, Ltd.
3,270,000 6.125%,  10/1/2035 3,837,840
Tronox Finance plc
640,000 5.750%,  10/1/2025
g
651,981
Vale Overseas, Ltd.
1,920,000 6.250%,  8/10/2026 2,253,696
Westlake Chemical Corporation
3,200,000 3.600%,  8/15/2026 3,314,112
WestRock Company
1,270,000 3.750%,  3/15/2025 1,340,451
Total 40,296,520
Capital Goods (3.0%)
Amsted Industries, Inc.
260,000 5.625%,  7/1/2027
g
275,600
BAE Systems plc
1,970,000 4.750%,  10/11/2021
g
2,055,953
Bombardier, Inc.
550,000 7.500%,  3/15/2025
g
567,182
Cemex SAB de CV
640,000 5.450%,  11/19/2029
g
668,800

Income Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
71
Principal
Amount Long-Term Fixed Income ( 93.3% ) Value
Capital Goods (3.0%) - continued
CNH Industrial Capital, LLC
$ 2,560,000 4.875%,  4/1/2021 $ 2,643,200
CNH Industrial NV
2,560,000 3.850%,  11/15/2027 2,669,723
Crown Cork & Seal Company, Inc.
640,000 7.375%,  12/15/2026 760,000
General Electric Capital Corporation
3,200,000
2.894%,  (LIBOR 3M +
1.000%), 3/15/2023
b
3,211,443
General Electric Company
5,200,000 5.000%,  1/21/2021
b,i
5,093,192
L3Harris Technologies, Inc.
1,280,000 4.950%,  2/15/2021
g
1,311,289
Northrop Grumman Corporation
2,250,000 3.250%,  1/15/2028 2,345,301
Owens-Brockway Glass Container,
Inc.
1,000,000 5.875%,  8/15/2023
g
1,067,500
Parker-Hannifin Corporation
3,250,000 4.000%,  6/14/2049 3,503,591
Roper Technologies, Inc.
1,920,000 3.125%,  11/15/2022 1,966,905
2,240,000 3.800%,  12/15/2026 2,405,216
Spirit AeroSystems, Inc.
3,200,000
2.694%,  (LIBOR 3M +
0.800%), 6/15/2021
b
3,192,139
Textron, Inc.
1,280,000 4.300%,  3/1/2024 1,372,891
630,000 3.875%,  3/1/2025 667,274
2,560,000 3.650%,  3/15/2027 2,659,213
United Rentals North America, Inc.
625,000 5.500%,  7/15/2025 649,414
United Technologies Corporation
1,925,000 3.950%,  8/16/2025 2,098,300
3,825,000 4.450%,  11/16/2038 4,517,962
3,850,000 4.625%,  11/16/2048 4,809,196
Total 50,511,284
Collateralized Mortgage Obligations (0.1%)
Countrywide Alternative Loan Trust
1,143,373
6.000%,  1/25/2037, Ser.
2006-39CB, Class 1A16 1,148,897
GMAC Mortgage Corporation Loan
Trust
214,845
2.292%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,j
260,174
IndyMac Seconds Asset-Backed Trust
319,889
2.132%,  (LIBOR 1M +
0.340%), 10/25/2036, Ser.
2006-2B, Class A
b,j
176,108
Wachovia Mortgage Loan Trust, LLC
456,530
4.180%,  5/20/2036, Ser.
2006-A, Class 2A1
b
451,112
Total 2,036,291
Principal
Amount Long-Term Fixed Income ( 93.3% ) Value
Commercial Mortgage-Backed Securities (0.1%)
Federal National Mortgage
Association
$ 1,406,756 4.500%,  5/1/2048 $ 1,483,035
Total 1,483,035
Communications Services (7.3%)
AMC Networks, Inc.
320,000 5.000%,  4/1/2024 326,400
American Tower Corporation
2,560,000 3.125%,  1/15/2027 2,618,575
AT&T, Inc.
3,190,000 4.450%,  4/1/2024 3,455,509
3,850,000
3.067%,  (LIBOR 3M +
1.180%), 6/12/2024
b
3,916,804
1,240,000 3.400%,  5/15/2025 1,298,810
5,120,000 4.250%,  3/1/2027 5,617,679
2,643,000 4.300%,  2/15/2030 2,936,292
3,190,000 4.300%,  12/15/2042 3,408,105
3,200,000 4.500%,  3/9/2048 3,530,516
4,500,000 4.550%,  3/9/2049 4,982,472
British Telecommunications plc
3,200,000 4.500%,  12/4/2023 3,442,513
CCO Holdings, LLC
640,000 5.500%,  5/1/2026
g
674,400
640,000 4.750%,  3/1/2030
g
652,819
Charter Communications Operating,
LLC
4,500,000 4.800%,  3/1/2050 4,728,763
3,300,000 4.908%,  7/23/2025 3,632,498
2,475,000 6.484%,  10/23/2045 3,086,524
Comcast Corporation
3,600,000 4.950%,  10/15/2058 4,674,344
1,920,000 3.375%,  8/15/2025 2,035,859
605,000 6.400%,  5/15/2038 850,884
3,150,000 4.600%,  10/15/2038 3,746,724
3,200,000 4.650%,  7/15/2042 3,839,806
Cox Communications, Inc.
3,200,000 3.350%,  9/15/2026
g
3,302,468
560,000 4.800%,  2/1/2035
g
619,098
2,405,000 4.700%,  12/15/2042
g
2,600,567
Crown Castle International
Corporation
4,160,000 5.250%,  1/15/2023 4,517,017
2,200,000 3.150%,  7/15/2023 2,268,930
Discovery Communications, LLC
1,830,000 3.500%,  6/15/2022 1,880,847
1,600,000 4.900%,  3/11/2026 1,784,131
Fox Corporation
3,200,000 5.476%,  1/25/2039
g
3,906,420
Frontier Communications
Corporation
260,000 8.000%,  4/1/2027
g
271,700
iHeartCommunications, Inc.
320,000 4.750%,  1/15/2028
g
328,000
Interpublic Group of Companies, Inc.
3,200,000 3.750%,  10/1/2021 3,288,220
Level 3 Financing, Inc.
640,000 5.250%,  3/15/2026 665,600
Nexstar Escrow Corporation
640,000 5.625%,  7/15/2027
g
674,432
Omnicom Group, Inc.
940,000 3.650%,  11/1/2024 992,694

Income Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
72
Principal
Amount Long-Term Fixed Income ( 93.3% ) Value
Communications Services (7.3%) - continued
Sinclair Television Group, Inc.
$ 640,000 5.875%,  3/15/2026
g
$ 672,800
Sprint Corporation
960,000 7.125%,  6/15/2024 1,035,600
Time Warner Cable, Inc.
3,800,000 4.125%,  2/15/2021 3,860,812
Time Warner Entertainment
Company, LP
1,720,000 8.375%,  3/15/2023 2,029,255
T-Mobile USA, Inc.
640,000 4.500%,  2/1/2026 656,000
VeriSign, Inc.
640,000 4.750%,  7/15/2027 675,200
Verizon Communications, Inc.
2,740,000 3.500%,  11/1/2024 2,903,135
4,400,000
3.010%,  (LIBOR 3M + 1.100%),
5/15/2025
b
4,500,838
1,920,000 5.250%,  3/16/2037 2,405,942
Viacom, Inc.
3,200,000 4.375%,  3/15/2043 3,384,197
Virgin Media Secured Finance plc
960,000 5.500%,  8/15/2026
g
1,008,000
Vodafone Group plc
2,150,000 5.000%,  5/30/2038 2,484,005
Walt Disney Company
1,900,000 7.625%,  11/30/2028 2,628,036
2,105,000 6.400%,  12/15/2035 2,985,484
Total 121,785,724
Consumer Cyclical (4.7%)
Amazon.com, Inc.
4,480,000 4.050%,  8/22/2047 5,255,133
American Honda Finance
Corporation
2,600,000 2.150%,  9/10/2024 2,601,921
Brookfield Property REIT, Inc.
640,000 5.750%,  5/15/2026
g
675,200
Brookfield Residential Properties,
Inc.
400,000 6.250%,  9/15/2027
g
422,000
Cinemark USA, Inc.
640,000 4.875%,  6/1/2023 650,400
Daimler Finance North America, LLC
1,900,000
2.452%,  (LIBOR 3M +
0.550%), 5/4/2021
b,g
1,902,486
Ford Motor Credit Company, LLC
1,900,000 3.470%,  4/5/2021 1,917,243
2,600,000 5.596%,  1/7/2022 2,739,043
3,200,000 2.979%,  8/3/2022 3,203,391
2,575,000 4.250%,  9/20/2022 2,662,443
3,200,000 3.350%,  11/1/2022 3,230,807
3,200,000 4.389%,  1/8/2026 3,249,397
General Motors Company
3,200,000
2.791%,  (LIBOR 3M +
0.900%), 9/10/2021
b
3,200,934
4,500,000 5.000%,  10/1/2028 4,896,322
1,230,000 5.000%,  4/1/2035 1,268,927
General Motors Financial Company,
Inc.
3,100,000 3.450%,  4/10/2022 3,169,691
2,510,000 4.000%,  1/15/2025 2,636,784
Principal
Amount Long-Term Fixed Income ( 93.3% ) Value
Consumer Cyclical (4.7%) - continued
Hanesbrands, Inc.
$ 640,000 4.625%,  5/15/2024
g
$ 674,931
Harley-Davidson Financial Services,
Inc.
3,380,000 4.050%,  2/4/2022
g
3,488,406
Hertz Corporation
179,000 7.625%,  6/1/2022
g
186,160
Home Depot, Inc.
3,180,000 4.250%,  4/1/2046 3,756,642
Hyundai Capital America
1,850,000 3.000%,  3/18/2021
g
1,863,527
3,850,000 2.450%,  6/15/2021
g
3,852,985
Hyundai Capital Services, Inc.
1,920,000 3.000%,  3/6/2022
g
1,940,717
L Brands, Inc.
310,000 6.694%,  1/15/2027 310,000
Lennar Corporation
2,005,000 2.950%,  11/29/2020 2,010,013
1,900,000 4.125%,  1/15/2022 1,947,500
1,900,000 4.500%,  4/30/2024 2,006,875
Live Nation Entertainment, Inc.
1,280,000 4.750%,  10/15/2027
g
1,324,800
Macy's Retail Holdings, Inc.
279,000 3.875%,  1/15/2022
h
284,250
442,000 2.875%,  2/15/2023
h
440,367
McDonald's Corporation
3,175,000 4.450%,  3/1/2047 3,638,742
ServiceMaster Company, LLC
640,000 5.125%,  11/15/2024
g
664,000
Six Flags Entertainment Corporation
450,000 4.875%,  7/31/2024
g
466,313
190,000 5.500%,  4/15/2027
g
202,588
Viking Cruises, Ltd.
640,000 5.875%,  9/15/2027
g
684,000
Volkswagen Group of America
Finance, LLC
3,800,000 4.250%,  11/13/2023
g
4,046,669
Total 77,471,607
Consumer Non-Cyclical (10.6%)
Abbott Laboratories
2,901,000 3.750%,  11/30/2026 3,167,705
1,440,000 4.750%,  11/30/2036 1,797,168
2,500,000 6.000%,  4/1/2039 3,462,359
AbbVie, Inc.
4,460,000 3.200%,  5/14/2026 4,613,363
2,550,000 2.950%,  11/21/2026
g
2,588,133
3,200,000 4.050%,  11/21/2039
g
3,381,789
Albertson's Companies, LLC
640,000 6.625%,  6/15/2024 669,862
Altria Group, Inc.
3,200,000 4.800%,  2/14/2029 3,562,291
5,150,000 5.800%,  2/14/2039 6,046,189
Anheuser-Busch Companies, LLC
3,210,000 4.700%,  2/1/2036 3,702,259
Anheuser-Busch InBev Worldwide,
Inc.
3,825,000 4.000%,  4/13/2028 4,204,432
2,550,000 4.600%,  4/15/2048 2,901,228
3,200,000 4.439%,  10/6/2048 3,585,848
3,200,000 5.550%,  1/23/2049 4,145,303

Income Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
73
Principal
Amount Long-Term Fixed Income ( 93.3% ) Value
Consumer Non-Cyclical (10.6%) - continued
BAT Capital Corporation
$ 2,550,000 3.222%,  8/15/2024 $ 2,606,101
Bausch Health Companies, Inc.
50,000 5.000%,  1/30/2028
g
51,320
50,000 5.250%,  1/30/2030
g
51,850
Baxalta, Inc.
1,511,000 4.000%,  6/23/2025 1,626,648
Becton, Dickinson and Company
3,250,000 3.363%,  6/6/2024 3,383,408
3,850,000 3.700%,  6/6/2027 4,098,515
3,300,000 4.669%,  6/6/2047 3,922,211
Boston Scientific Corporation
2,660,000 3.375%,  5/15/2022 2,745,663
1,950,000 3.750%,  3/1/2026 2,088,177
1,722,000 7.375%,  1/15/2040 2,620,065
Bristol-Myers Squibb Company
1,910,000 3.250%,  8/15/2022
g
1,972,654
Bunge, Ltd. Finance Corporation
1,920,000 3.500%,  11/24/2020 1,943,846
Cargill, Inc.
3,250,000 3.250%,  5/23/2029
g
3,420,301
Centene Corporation
160,000 4.250%,  12/15/2027
g
164,600
480,000 4.625%,  12/15/2029
g
505,848
Cigna Corporation
3,200,000 4.125%,  11/15/2025 3,469,099
3,200,000 4.800%,  8/15/2038 3,723,738
Conagra Brands, Inc.
1,000,000 4.600%,  11/1/2025 1,103,670
Constellation Brands, Inc.
1,700,000 4.400%,  11/15/2025 1,855,764
640,000 3.500%,  5/9/2027 667,857
3,300,000 5.250%,  11/15/2048 4,002,057
CVS Health Corporation
1,870,000 4.750%,  12/1/2022 1,994,917
3,175,000 4.100%,  3/25/2025 3,405,638
1,600,000 3.875%,  7/20/2025 1,702,545
8,390,000 5.050%,  3/25/2048 9,912,627
Forest Laboratories, Inc.
2,550,000 5.000%,  12/15/2021
g
2,666,411
H. J. Heinz Company
1,860,000 5.200%,  7/15/2045 2,014,408
HCA, Inc.
640,000 5.375%,  2/1/2025 707,731
4,500,000 5.125%,  6/15/2039 4,966,285
Imperial Brands Finance plc
3,200,000 3.500%,  7/26/2026
g
3,215,299
Imperial Tobacco Finance plc
2,190,000 3.750%,  7/21/2022
g
2,253,884
JBS USA, LLC
640,000 6.500%,  4/15/2029
g
711,219
Kellogg Company
2,550,000 3.125%,  5/17/2022 2,607,029
Kraft Heinz Foods Company
1,280,000 3.000%,  6/1/2026 1,278,972
Kroger Company
3,200,000 2.650%,  10/15/2026 3,218,078
Nestle Holdings, Inc.
3,850,000 3.900%,  9/24/2038
g
4,343,258
Par Pharmaceutical, Inc.
640,000 7.500%,  4/1/2027
g
636,800
Principal
Amount Long-Term Fixed Income ( 93.3% ) Value
Consumer Non-Cyclical (10.6%) - continued
Perrigo Finance Unlimited Company
$ 1,450,000 4.375%,  3/15/2026 $ 1,495,602
Reckitt Benckiser Treasury Services
plc
2,880,000 2.750%,  6/26/2024
g
2,935,043
Reynolds American, Inc.
4,000,000 4.850%,  9/15/2023 4,334,008
1,560,000 5.850%,  8/15/2045 1,785,726
Shire Acquisitions Investments
Ireland Designated Activity
Company
3,200,000 2.875%,  9/23/2023 3,258,572
Smithfield Foods, Inc.
7,500,000 2.650%,  10/3/2021
g
7,454,608
Tenet Healthcare Corporation
640,000 5.125%,  11/1/2027
g
676,000
Thermo Fisher Scientific, Inc.
1,280,000 2.950%,  9/19/2026 1,314,972
Tyson Foods, Inc.
1,280,000 3.550%,  6/2/2027 1,360,562
UnitedHealth Group, Inc.
3,200,000 2.950%,  10/15/2027 3,324,492
1,240,000 4.750%,  7/15/2045 1,522,436
3,225,000 4.450%,  12/15/2048 3,844,938
VRX Escrow Corporation
700,000 6.125%,  4/15/2025
g
723,261
Zimmer Biomet Holdings, Inc.
3,250,000 3.550%,  4/1/2025 3,424,218
Total 176,940,860
Energy (8.1%)
Alliance Resource Operating
Partners, LP
510,000 7.500%,  5/1/2025
g
464,100
BP Capital Markets America, Inc.
1,590,000 3.119%,  5/4/2026 1,659,774
2,560,000 3.017%,  1/16/2027 2,649,564
BP Capital Markets plc
2,490,000 3.814%,  2/10/2024 2,656,261
Cenovus Energy, Inc.
3,200,000 4.250%,  4/15/2027
h
3,386,625
Centennial Resource Production, LLC
640,000 5.375%,  1/15/2026
g
628,800
Cheniere Corpus Christi Holdings,
LLC
3,250,000 3.700%,  11/15/2029
g
3,314,292
Cheniere Energy Partners, LP
960,000 4.500%,  10/1/2029
g
986,496
Chesapeake Energy Corporation
448,000 11.500%,  1/1/2025
g,h
423,360
Continental Resources, Inc.
3,200,000 4.500%,  4/15/2023 3,341,535
3,200,000 4.375%,  1/15/2028 3,398,813
Diamondback Energy, Inc.
4,600,000 3.500%,  12/1/2029 4,680,960
El Paso Pipeline Partners Operating
Company, LLC
1,280,000 4.700%,  11/1/2042 1,371,458
Enagas SA
640,000 5.500%,  1/15/2028
g
627,200

Income Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
74
Principal
Amount Long-Term Fixed Income ( 93.3% ) Value
Energy (8.1%) - continued
Energy Transfer Operating, LP
$ 3,200,000 6.000%,  6/15/2048 $ 3,723,689
Energy Transfer Partners, LP
4,480,000 4.200%,  4/15/2027 4,686,741
Eni SPA
2,550,000 4.000%,  9/12/2023
g
2,688,193
EnLink Midstream Partners, LP
1,280,000 4.150%,  6/1/2025 1,203,200
960,000 4.850%,  7/15/2026 900,000
Enterprise Products Operating, LLC
2,490,000 3.700%,  2/15/2026 2,648,474
3,200,000 4.875%,  8/16/2077
b
3,160,000
Hess Corporation
1,280,000 3.500%,  7/15/2024 1,307,618
1,300,000 4.300%,  4/1/2027 1,386,277
Kinder Morgan, Inc.
1,280,000 5.000%,  2/15/2021
g
1,317,477
3,175,000 5.200%,  3/1/2048 3,676,191
Marathon Petroleum Corporation
2,560,000 4.750%,  12/15/2023 2,780,181
3,220,000 6.500%,  3/1/2041 4,172,518
MPLX, LP
2,550,000 3.500%,  12/1/2022
g
2,623,912
2,550,000 4.875%,  6/1/2025 2,783,070
3,250,000 4.800%,  2/15/2029 3,562,579
1,920,000 5.200%,  3/1/2047 2,070,278
Murphy Oil Corporation
640,000 5.875%,  12/1/2027 672,000
Newfield Exploration Company
3,300,000 5.750%,  1/30/2022 3,506,732
2,000,000 5.625%,  7/1/2024 2,195,946
Noble Energy, Inc.
3,240,000 3.900%,  11/15/2024 3,422,128
2,600,000 5.050%,  11/15/2044 2,894,730
Petrobras Global Finance BV
2,671,000 5.093%,  1/15/2030
g
2,862,003
Petroleos Mexicanos
3,250,000 6.875%,  8/4/2026 3,568,662
2,600,000 6.490%,  1/23/2027
g
2,764,736
Plains All American Pipeline, LP
2,700,000 5.000%,  2/1/2021 2,761,886
3,200,000 3.650%,  6/1/2022 3,282,442
3,200,000 4.500%,  12/15/2026 3,404,855
Regency Energy Partners, LP
4,140,000 5.000%,  10/1/2022 4,389,444
Sabine Pass Liquefaction, LLC
1,910,000 5.750%,  5/15/2024 2,129,346
Suncor Energy, Inc.
1,920,000 3.600%,  12/1/2024 2,035,966
Sunoco Logistics Partners
Operations, LP
3,200,000 3.450%,  1/15/2023 3,252,787
4,500,000 4.000%,  10/1/2027 4,650,357
Sunoco, LP
640,000 5.500%,  2/15/2026 664,000
Transocean, Inc.
640,000 7.500%,  1/15/2026
g
632,000
Williams Companies, Inc.
3,200,000 7.500%,  1/15/2031 4,170,098
Williams Partners, LP
1,930,000 4.500%,  11/15/2023 2,065,426
Principal
Amount Long-Term Fixed Income ( 93.3% ) Value
Energy (8.1%) - continued
$ 1,600,000 3.750%,  6/15/2027 $ 1,667,023
Woodside Finance, Ltd.
3,130,000 3.650%,  3/5/2025
g
3,239,941
Total 134,512,144
Financials (24.6%)
Aegon NV
2,600,000
1.668%,  (USISDA 10Y +
0.100%), 4/15/2020
b,i
2,111,684
AerCap Ireland Capital, Ltd.
960,000 3.950%,  2/1/2022 991,554
3,800,000 3.875%,  1/23/2028 3,942,076
Air Lease Corporation
2,510,000 3.750%,  2/1/2022 2,583,888
1,260,000 4.250%,  9/15/2024 1,348,703
Ally Financial, Inc.
640,000 4.125%,  2/13/2022 660,800
American International Group, Inc.
2,700,000 4.200%,  4/1/2028 2,968,332
3,130,000 4.500%,  7/16/2044 3,600,152
Associated Banc-Corporation
3,150,000 4.250%,  1/15/2025 3,327,180
Athene Holding, Ltd.
2,050,000 4.125%,  1/12/2028 2,120,169
Avolon Holdings Funding, Ltd.
1,300,000 5.250%,  5/15/2024
g
1,419,054
Banco Bilbao Vizcaya Argentaria SA
2,600,000 6.500%,  3/5/2025
b,i
2,749,500
Banco Santander SA
1,800,000 4.379%,  4/12/2028 1,968,264
Bank of America Corporation
1,900,000 3.499%,  5/17/2022
b
1,937,749
1,000,000 4.100%,  7/24/2023 1,066,574
3,649,000 3.004%,  12/20/2023
b
3,736,936
2,830,000 4.200%,  8/26/2024 3,037,680
2,860,000 6.500%,  10/23/2024
b,i
3,246,100
3,200,000 4.000%,  1/22/2025 3,411,650
2,750,000 3.950%,  4/21/2025 2,932,386
1,270,000 3.875%,  8/1/2025 1,363,791
3,200,000 3.093%,  10/1/2025
b
3,301,257
3,200,000 3.705%,  4/24/2028
b
3,417,907
2,550,000 4.271%,  7/23/2029
b
2,830,711
3,970,000 3.194%,  7/23/2030
b
4,101,285
Barclays Bank plc
1,910,000 10.179%,  6/12/2021
g
2,122,698
Barclays plc
3,900,000 4.610%,  2/15/2023
b
4,072,027
2,800,000 4.338%,  5/16/2024
b
2,950,395
1,280,000 4.836%,  5/9/2028 1,378,835
Berkshire Hathaway Finance
Corporation
1,950,000 4.250%,  1/15/2049 2,306,016
Boston Properties, LP
3,200,000 2.750%,  10/1/2026 3,242,412
BPCE SA
1,920,000 3.000%,  5/22/2022
g
1,953,784
1,265,000 5.700%,  10/22/2023
g
1,397,079
2,190,000 5.150%,  7/21/2024
g
2,401,872
Camden Property Trust
2,000,000 4.100%,  10/15/2028 2,233,868

Income Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
75
Principal
Amount Long-Term Fixed Income ( 93.3% ) Value
Financials (24.6%) - continued
Capital One Bank USA NA
$ 2,000,000 3.375%,  2/15/2023 $ 2,065,145
Capital One Financial Corporation
3,190,000 4.200%,  10/29/2025 3,440,025
Capital One NA
3,200,000 2.150%,  9/6/2022 3,204,951
CIT Group, Inc.
320,000 4.125%,  3/9/2021 326,035
320,000 5.250%,  3/7/2025 352,000
Citigroup, Inc.
1,900,000 3.142%,  1/24/2023
b
1,938,669
2,560,000
3.337%,  (LIBOR 3M +
1.430%), 9/1/2023
b
2,614,335
3,600,000 3.352%,  4/24/2025
b
3,744,038
4,370,000 4.400%,  6/10/2025 4,745,926
3,305,000 5.500%,  9/13/2025 3,775,434
1,910,000 3.700%,  1/12/2026 2,035,021
2,490,000 4.450%,  9/29/2027 2,740,178
2,550,000 4.650%,  7/23/2048 3,179,354
Citizens Bank NA
1,280,000 2.650%,  5/26/2022 1,295,351
Citizens Financial Group, Inc.
1,280,000 2.375%,  7/28/2021 1,285,971
CNA Financial Corporation
1,870,000 7.250%,  11/15/2023 2,185,218
650,000 3.950%,  5/15/2024 694,156
3,250,000 3.450%,  8/15/2027 3,383,146
Commerzbank AG
3,200,000 8.125%,  9/19/2023
g
3,705,952
CoreStates Capital III
2,440,000
2.480%,  (LIBOR 3M +
0.570%), 2/15/2027
b,g
2,299,700
Credit Agricole SA
1,280,000 3.375%,  1/10/2022
g
1,309,332
Credit Suisse Group AG
3,200,000 3.574%,  1/9/2023
g
3,286,257
3,950,000 7.500%,  7/17/2023
b,g,i
4,322,683
Credit Suisse Group Funding, Ltd.
3,900,000 3.750%,  3/26/2025 4,124,294
Danske Bank AS
5,600,000 5.000%,  1/12/2022
g
5,877,869
1,950,000 3.244%,  12/20/2025
b,g
1,971,720
Deutsche Bank AG
2,560,000 2.700%,  7/13/2020 2,561,763
5,200,000 3.961%,  11/26/2025
b
5,310,823
Digital Realty Trust, LP
2,700,000 2.750%,  2/1/2023 2,726,915
Discover Bank
1,635,000 4.200%,  8/8/2023 1,737,600
2,600,000 2.450%,  9/12/2024 2,591,853
4,490,000 4.682%,  8/9/2028
b
4,692,050
Duke Realty, LP
3,220,000 3.875%,  10/15/2022 3,355,270
Fidelity National Financial, Inc.
1,250,000 5.500%,  9/1/2022 1,345,234
Fidelity National Information
Services, Inc.
1,900,000 3.750%,  5/21/2029 2,077,273
Five Corners Funding Trust
5,110,000 4.419%,  11/15/2023
g
5,543,947
Principal
Amount Long-Term Fixed Income ( 93.3% ) Value
Financials (24.6%) - continued
GE Capital International Funding
Company
$ 7,200,000 4.418%,  11/15/2035 $ 7,666,386
Glitnir HoldCo ehf., Convertible
362 Zero Coupon,  12/31/2030
c
0
Goldman Sachs Group, Inc.
2,100,000 2.876%,  10/31/2022
b
2,129,320
1,920,000 2.908%,  6/5/2023
b
1,950,985
2,190,000 4.000%,  3/3/2024 2,331,982
4,450,000 3.850%,  7/8/2024 4,702,796
3,200,000 4.950%,  2/10/2025
b,i
3,315,200
2,490,000 4.250%,  10/21/2025 2,701,653
2,560,000 3.500%,  11/16/2026 2,690,547
3,760,000 5.150%,  5/22/2045 4,609,126
HCP, Inc.
1,595,000 4.250%,  11/15/2023 1,700,982
Host Hotels & Resorts, LP
1,240,000 4.000%,  6/15/2025 1,326,687
HSBC Holdings plc
1,280,000 6.875%,  6/1/2021
b,i
1,342,400
3,200,000
2.904%,  (LIBOR 3M +
1.000%), 5/18/2024
b
3,225,989
2,100,000 3.803%,  3/11/2025
b
2,202,954
2,560,000 4.300%,  3/8/2026 2,785,278
1,600,000 6.000%,  5/22/2027
b,i
1,704,000
1,920,000 4.041%,  3/13/2028
b
2,052,049
Huntington Bancshares, Inc.
2,850,000 7.000%,  12/15/2020
h
2,979,457
ING Groep NV
4,500,000 4.100%,  10/2/2023 4,784,072
International Lease Finance
Corporation
2,560,000 5.875%,  8/15/2022 2,787,767
J.P. Morgan Chase & Company
1,280,000 2.295%,  8/15/2021 1,282,817
2,500,000 2.972%,  1/15/2023 2,550,054
3,190,000
3.166%,  (LIBOR 3M +
1.230%), 10/24/2023
b
3,244,252
1,270,000 6.750%,  2/1/2024
b,i
1,434,148
3,200,000 5.000%,  8/1/2024
b,i
3,328,000
4,000,000 3.875%,  9/10/2024 4,279,114
3,800,000 3.900%,  7/15/2025 4,100,699
3,200,000 2.950%,  10/1/2026 3,294,960
2,600,000 3.882%,  7/24/2038
b
2,871,023
3,150,000 5.500%,  10/15/2040 4,229,015
Kilroy Realty, LP
2,550,000 4.250%,  8/15/2029 2,779,969
Kimco Realty Corporation
5,100,000 3.300%,  2/1/2025 5,303,970
Liberty Mutual Group, Inc.
1,935,000 4.950%,  5/1/2022
g
2,051,702
Lincoln National Corporation
4,150,000 4.000%,  9/1/2023 4,415,819
Lloyds Bank plc
1,910,000 4.650%,  3/24/2026 2,075,328
Lloyds Banking Group plc
4,000,000 2.858%,  3/17/2023
b
4,048,655
Marsh & McLennan Companies, Inc.
1,700,000 4.375%,  3/15/2029 1,935,646
MGM Growth Properties Operating
Partnership, LP
640,000 4.500%,  9/1/2026 673,600

Income Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
76
Principal
Amount Long-Term Fixed Income ( 93.3% ) Value
Financials (24.6%) - continued
Mitsubishi UFJ Financial Group, Inc.
$ 1,950,000 3.455%,  3/2/2023 $ 2,021,520
Mizuho Financial Group, Inc.
2,560,000 3.663%,  2/28/2027 2,716,489
Morgan Stanley
3,205,000 4.875%,  11/1/2022 3,433,555
3,190,000
3.336%,  (LIBOR 3M +
1.400%), 10/24/2023
b
3,258,859
2,000,000 2.720%,  7/22/2025
b
2,024,220
1,870,000 4.000%,  7/23/2025 2,021,978
1,280,000 3.125%,  7/27/2026 1,320,258
2,510,000 4.350%,  9/8/2026 2,743,001
1,570,000 4.300%,  1/27/2045 1,841,227
MPT Operating Partnership, LP
640,000 5.000%,  10/15/2027 678,400
Nationwide Building Society
2,490,000 3.900%,  7/21/2025
g
2,683,157
1,920,000 4.000%,  9/14/2026
g
2,019,047
Park Aerospace Holdings, Ltd.
1,300,000 4.500%,  3/15/2023
g
1,361,100
Peachtree Corners Funding Trust
2,800,000 3.976%,  2/15/2025
g
2,957,688
Preferred Term Securities XXIII, Ltd.
534,709
2.094%,  (LIBOR 3M +
0.200%), 12/22/2036
b,g
489,775
Prudential Financial, Inc.
3,800,000 3.700%,  3/13/2051 3,986,345
1,957,000 3.935%,  12/7/2049 2,129,445
Realty Income Corporation
3,830,000 3.875%,  7/15/2024 4,083,332
Regency Centers, LP
2,560,000 3.600%,  2/1/2027 2,683,679
Reinsurance Group of America, Inc.
3,050,000 4.700%,  9/15/2023 3,306,503
2,600,000 3.900%,  5/15/2029 2,770,476
Royal Bank of Scotland Group plc
1,920,000 8.625%,  8/15/2021
b,i
2,076,096
2,560,000 3.498%,  5/15/2023
b
2,621,375
2,560,000 3.875%,  9/12/2023 2,681,049
2,750,000 4.269%,  3/22/2025
b
2,919,488
1,000,000 3.754%,  11/1/2029
b
1,020,394
Santander UK Group Holdings plc
1,700,000 3.125%,  1/8/2021 1,714,526
2,500,000 4.750%,  9/15/2025
g
2,683,110
SITE Centers Corporation
996,000 4.625%,  7/15/2022 1,038,408
Standard Chartered plc
2,700,000 2.744%,  9/10/2022
b,g
2,716,863
3,250,000
3.116%,  (LIBOR 3M + 1.150%),
1/20/2023
b,g
3,269,174
Synchrony Financial
3,250,000 4.250%,  8/15/2024 3,466,005
3,850,000 3.950%,  12/1/2027 4,041,861
UBS Group Funding Jersey, Ltd.
1,600,000 2.650%,  2/1/2022
g
1,615,796
2,490,000 4.125%,  9/24/2025
g
2,706,354
UBS Group Funding Switzerland AG
2,560,000 4.253%,  3/23/2028
g
2,796,515
UnionBanCal Corporation
2,580,000 3.500%,  6/18/2022 2,667,735
Principal
Amount Long-Term Fixed Income ( 93.3% ) Value
Financials (24.6%) - continued
Ventas Realty, LP
$ 1,280,000 3.500%,  2/1/2025 $ 1,335,552
1,920,000 3.850%,  4/1/2027 2,025,601
3,200,000 4.000%,  3/1/2028 3,427,992
VICI Properties, LP / VICI Note
Company, Inc.
180,000 4.250%,  12/1/2026
g
185,400
180,000 4.625%,  12/1/2029
g
188,100
Wells Fargo & Company
4,000,000 4.125%,  8/15/2023 4,245,996
2,560,000 3.000%,  4/22/2026 2,629,708
Welltower, Inc.
2,200,000 4.000%,  6/1/2025 2,366,427
Total 409,937,836
Foreign Government (0.8%)
Bahrain Government International
Bond
3,250,000 5.875%,  1/26/2021 3,348,345
Dominican Republic Government
International Bond
950,000 6.000%,  7/19/2028
g
1,055,697
Petroleos Mexicanos
3,250,000 4.250%,  1/15/2025
h
3,303,625
Qatar Government International
Bond
1,900,000 4.500%,  4/23/2028
g
2,175,538
2,650,000 4.817%,  3/14/2049
g
3,279,375
Total 13,162,580
Mortgage-Backed Securities (7.7%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
3,395,527 3.500%,  5/1/2034 3,529,818
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
6,327,955 3.000%,  8/1/2047 6,475,111
Federal National Mortgage
Association
5,302,412 3.500%,  10/1/2048 5,493,753
6,100,000 3.500%,  8/1/2049 6,334,929
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
8,500,000 2.500%,  1/1/2035
f
8,571,815
14,295,000 3.000%,  1/1/2035
f
14,645,786
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
40,200,000 3.000%,  1/1/2048
f
40,744,792
5,762,656 4.000%,  7/1/2048 6,006,150
26,000,000 3.500%,  1/1/2049
f
26,731,914
8,709,880 3.500%,  8/1/2049 8,951,563
Total 127,485,631
Technology (3.9%)
Apple, Inc.
4,450,000 3.250%,  2/23/2026 4,708,382
1,920,000 3.750%,  9/12/2047 2,131,652

Income Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
77
Principal
Amount Long-Term Fixed Income ( 93.3% ) Value
Technology (3.9%) - continued
Applied Materials, Inc.
$ 1,280,000 3.300%,  4/1/2027 $ 1,355,981
Broadcom Corporation
2,550,000 3.875%,  1/15/2027 2,646,025
Diamond 1 Finance Corporation
423,000 5.875%,  6/15/2021
g
429,612
9,925,000 6.020%,  6/15/2026
g
11,414,969
Diamond Sports Group, LLC
640,000 6.625%,  8/15/2027
g,h
622,400
DXC Technology Company
2,560,000 4.750%,  4/15/2027 2,754,391
Fiserv, Inc.
1,300,000 2.750%,  7/1/2024 1,321,958
3,225,000 3.200%,  7/1/2026 3,335,830
Hewlett Packard Enterprise Company
2,560,000 4.400%,  10/15/2022 2,703,619
2,250,000 2.250%,  4/1/2023 2,246,286
Intel Corporation
2,870,000 4.100%,  5/19/2046 3,303,109
Iron Mountain, Inc.
640,000 4.875%,  9/15/2029
g
650,112
Lam Research Corporation
3,250,000 4.000%,  3/15/2029 3,578,626
Marvell Technology Group, Ltd.
1,600,000 4.200%,  6/22/2023 1,688,596
1,900,000 4.875%,  6/22/2028 2,096,997
NXP BV/NXP Funding, LLC
3,250,000 4.875%,  3/1/2024
g
3,541,944
3,250,000 5.350%,  3/1/2026
g
3,660,069
Oracle Corporation
3,200,000 4.300%,  7/8/2034 3,736,712
Panasonic Corporation
2,900,000 3.113%,  7/19/2029
g
2,974,884
Seagate HDD Cayman
994,000 4.250%,  3/1/2022 1,028,495
Texas Instruments, Inc.
3,200,000 4.150%,  5/15/2048 3,793,271
Total 65,723,920
Transportation (1.8%)
AerCap Holdings NV
3,200,000 5.875%,  10/10/2079
b
3,425,824
Aircastle, Ltd.
3,215,000 4.400%,  9/25/2023 3,397,008
Boeing Company
5,200,000 3.600%,  5/1/2034 5,561,322
Burlington Northern Santa Fe, LLC
2,500,000 4.700%,  9/1/2045 3,040,886
3,200,000 4.050%,  6/15/2048 3,617,087
CSX Corporation
1,900,000 2.400%,  2/15/2030 1,856,559
Delta Air Lines, Inc.
1,371,374 4.250%,  7/30/2023 1,427,963
3,200,000 2.900%,  10/28/2024 3,201,376
Hertz Corporation
640,000 6.000%,  1/15/2028
g
640,000
Penske Truck Leasing Company, LP
2,600,000 3.375%,  2/1/2022
g
2,654,354
United Airlines Pass Through Trust
1,230,025 3.750%,  9/3/2026 1,295,600
Principal
Amount Long-Term Fixed Income ( 93.3% ) Value
Transportation (1.8%) - continued
XPO Logistics, Inc.
$ 640,000 6.125%,  9/1/2023
g
$ 660,672
Total 30,778,651
U.S. Government & Agencies (8.7%)
U.S. Treasury Bonds
5,150,000 2.250%,  11/15/2027 5,289,611
9,500,000 2.750%,  2/15/2028 10,115,175
7,750,000 2.875%,  5/15/2028 8,336,309
8,000,000 2.375%,  5/15/2029 8,308,605
14,000,000 1.625%,  8/15/2029 13,627,897
19,000,000 1.750%,  11/15/2029 18,698,301
9,400,000 3.000%,  2/15/2049 10,592,281
4,500,000 2.875%,  5/15/2049 4,954,435
32,250,000 2.250%,  8/15/2049 31,247,225
6,400,000 2.375%,  11/15/2049 6,371,239
U.S. Treasury Notes
6,500,000 2.375%,  2/29/2024 6,679,756
20,000,000 2.250%,  4/30/2024 20,463,467
Total 144,684,301
Utilities (8.4%)
AEP Transmission Company, LLC
4,480,000 3.100%,  12/1/2026 4,637,850
Ameren Illinois Company
1,950,000 4.500%,  3/15/2049 2,399,107
American Electric Power Company,
Inc.
2,565,000 2.950%,  12/15/2022 2,612,712
Arizona Public Service Company
3,200,000 3.500%,  12/1/2049 3,215,970
Baltimore Gas and Electric Company
2,560,000 2.400%,  8/15/2026 2,538,993
Berkshire Hathaway Energy Company
2,575,000 4.450%,  1/15/2049 3,054,893
CenterPoint Energy, Inc.
4,160,000 2.500%,  9/1/2022 4,192,490
3,250,000 2.950%,  3/1/2030 3,199,463
CMS Energy Corporation
2,560,000 3.450%,  8/15/2027 2,676,074
Consolidated Edison Company of
New York, Inc.
1,280,000 2.900%,  12/1/2026 1,315,838
4,750,000 4.125%,  5/15/2049 5,379,993
Consumers Energy Company
1,950,000 4.350%,  4/15/2049 2,359,546
Dominion Energy, Inc.
1,700,000 2.715%,  8/15/2021 1,712,486
2,900,000 3.071%,  8/15/2024 2,984,828
2,250,000 4.650%,  12/15/2024
b,i
2,295,383
Duke Energy Corporation
3,840,000 2.650%,  9/1/2026 3,854,668
3,840,000 3.150%,  8/15/2027 3,952,835
3,200,000 3.750%,  9/1/2046 3,299,810
Edison International
1,775,000 3.550%,  11/15/2024 1,816,611
9,000,000 5.750%,  6/15/2027
h
10,094,391
Exelon Corporation
1,600,000 3.497%,  6/1/2022 1,642,515
3,120,000 3.950%,  6/15/2025 3,352,460
1,660,000 3.400%,  4/15/2026 1,732,766

Income Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
78
Principal
Amount Long-Term Fixed Income ( 93.3% ) Value
Utilities (8.4%) - continued
FirstEnergy Corporation
$ 4,480,000 3.900%,  7/15/2027 $ 4,786,715
1,300,000 4.850%,  7/15/2047 1,541,864
FirstEnergy Transmission, LLC
3,150,000 5.450%,  7/15/2044
g
3,963,455
Georgia Power Company
3,200,000 2.650%,  9/15/2029 3,153,408
ITC Holdings Corporation
5,080,000 4.050%,  7/1/2023 5,330,097
National Rural Utilities Cooperative
Finance Corporation
2,600,000 4.400%,  11/1/2048 3,113,378
Nevada Power Company
2,800,000 6.750%,  7/1/2037 3,952,414
NextEra Energy Operating Partners,
LP
640,000 3.875%,  10/15/2026
g
642,400
NiSource Finance Corporation
1,920,000 4.375%,  5/15/2047 2,123,662
Oncor Electric Delivery Company, LLC
2,490,000 3.750%,  4/1/2045 2,699,197
Pacific Gas and Electric Company
1,270,000 2.950%,  3/1/2026
k,l
1,273,175
1,900,000 3.300%,  12/1/2027
k,l
1,900,000
1,900,000 3.950%,  12/1/2047
h,k,l
1,885,370
PPL Capital Funding, Inc.
3,205,000 3.500%,  12/1/2022 3,314,152
3,190,000 3.950%,  3/15/2024 3,357,188
PPL Electric Utilities Corporation
3,800,000 3.000%,  10/1/2049 3,620,181
San Diego Gas and Electric Company
3,200,000 4.150%,  5/15/2048 3,511,862
Sempra Energy
3,200,000 3.250%,  6/15/2027 3,291,927
South Carolina Electric & Gas
Company
2,835,000 5.100%,  6/1/2065 3,674,229
Southern Company
7,630,000 3.250%,  7/1/2026 7,940,743
TerraForm Power Operating, LLC
640,000 5.000%,  1/31/2028
g
676,678
Total 140,073,777
Total Long-Term Fixed Income
(cost $1,470,637,519) 1,554,665,616
Shares
Registered Investment Companies
( 0.8% ) Value
Unaffiliated  (0.8%)
65,000 iShares iBoxx $ Investment Grade
Corporate Bond ETF 8,317,400
60,000 Vanguard Short-Term Corporate
Bond ETF 4,861,800
Total 13,179,200
Total Registered Investment
Companies (cost $12,084,546) 13,179,200
Shares
Collateral Held for Securities Loaned
( 0.5% ) Value
7,424,975 Thrivent Cash Management Trust $ 7,424,975
Total Collateral Held for Securities
Loaned
(cost $7,424,975) 7,424,975
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
22,500 Cobank ACB, 6.250%
b,i
2,362,500
Total 2,362,500
Total Preferred Stock
(cost $2,250,000) 2,362,500
Shares Common Stock ( <0.1% ) Value
Financials (<0.1%)
2,247 Glitnir HoldCo ehf.
c,m
0
Total 0
Total Common Stock
(cost $–) 0
Shares or
Principal
Amount Short-Term Investments ( 9.3% ) Value
Federal Home Loan Bank Discount
Notes
200,000 1.550%, 1/29/2020
n,o
199,774
500,000 1.535%, 2/12/2020
n,o
499,134
Thrivent Core Short-Term Reserve
Fund
15,368,175 1.970% 153,681,752
Total Short-Term Investments (cost
$154,380,616) 154,380,660
Total Investments (cost
$1,665,036,768) 105.1% $1,750,125,054
Other Assets and Liabilities, Net
(5.1%) (84,324,820)
Total Net Assets 100.0% $1,665,800,234

Income Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
79
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2019. The rates of certain variable rate
securities are based on a published reference rate and spread;
these may vary by security and the reference rate and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
e All or a portion of the loan is unfunded.
f Denotes investments purchased on a when-issued or delayed
delivery basis.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of December 31, 2019, the value of these investments was $242,590,049 or 14.6% of
total net assets.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j All or a portion of the security is insured or guaranteed.
k Defaulted security.  Interest is not being accrued.
l In bankruptcy.  Interest is not being accrued.
m Non-income producing security.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
December 31, 2019:
Securities Lending Transactions
Long-Term Fixed Income $ 7,226,283
Total lending $7,226,283
Gross amount payable upon return of
collateral for securities loaned $7,424,975
Net amounts due to counterparty $198,692
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
USISDA 10Y - ICE Swap USD Rate 10 Year

International Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
80
Shares Common Stock ( 85.2% ) Value
Australia (3.7%)
79,399 Altium, Ltd. $ 1,934,650
125,596 Ansell, Ltd. 2,557,497
193,457 Aristocrat Leisure, Ltd. 4,571,221
10,029 Austal, Ltd. 26,860
1,046,807 Beach Energy, Ltd. 1,851,541
125,179 BHP Group, Ltd. 3,427,687
46,072 Breville Group, Ltd. 565,078
208,886 BWP Trust 575,635
8,072 Carsales.com, Ltd. 94,134
398,998 Charter Hall Group 3,107,512
127,107 Commonwealth Bank of Australia 7,130,420
87,512 CSL, Ltd. 16,966,996
216,807 CSR, Ltd. 693,147
429,615 Genworth Mortgage Insurance
Australia, Ltd. 1,101,630
12,083 GWA Group, Ltd. 28,113
219,627 Independence Group NL 962,819
188,007 Inghams Group, Ltd. 442,984
171,766 IPH, Ltd. 987,663
106,577 JB Hi-Fi, Ltd. 2,820,670
53,081 Jumbo Interactive, Ltd. 556,640
531,303 Metcash, Ltd. 957,569
21,504 Nick Scali, Ltd. 104,565
42,917 OZ Minerals, Ltd. 318,489
62,117 Perenti Global, Ltd. 70,780
7,942 Perpetual, Ltd. 229,357
84,292 Perseus Mining, Ltd.
a
68,130
38,001 Pro Medicus, Ltd. 595,176
755,887 Regis Resources, Ltd. 2,287,139
65,742 Rio Tinto, Ltd. 4,651,246
327,972 Saracen Mineral Holdings, Ltd.
a
760,585
1,212,053 Scentre Group 3,261,942
3,471 Select Harvests, Ltd. 20,457
8,874 Sims Metal Management, Ltd. 66,430
52,999 Smartgroup Corporation, Ltd. 258,113
256,502 Super Retail Group, Ltd. 1,820,337
226,814 Technology One, Ltd. 1,318,036
274,467 Transurban Group
a
2,872,858
831,604 Vita Group, Ltd. 694,452
Total 70,758,558
Austria (0.1%)
7,080 AMS AG
a
287,434
2,893 AT&S Austria Technologie &
Systemtechnik AG 65,097
44,129 UNIQA Insurance Group AG 449,183
59,305 Wienerberger AG 1,757,530
Total 2,559,244
Belgium (0.4%)
9,434 Barco NV 2,320,319
2,291 Cofinimmo SA 336,647
11,209 Galapagos NV
a
2,334,258
4,217 Gimv NV 259,449
13,527 KBC Ancora 680,513
1,189 Melexis NV 89,690
5,480 NV Bekaert SA 162,903
14,729 SA D'Ieteren NV 1,034,252
1,338 Sofina SA 289,431
Total 7,507,462
Bermuda (0.1%)
184,000 Cafe de Coral Holdings, Ltd. 435,848
115,896 Golden Ocean Group, Ltd. 676,271
18,500 Johnson Electric Holdings, Ltd. 42,082
Shares Common Stock ( 85.2% ) Value
Bermuda (0.1%) - continued
11,000 K Wah International Holdings, Ltd. $ 6,140
74,000 Road King Infrastructure, Ltd. 143,358
271,000 Shanghai Industrial Urban
Development Group, Ltd. 34,074
1,580,000 Yuexiu Transport Infrastructure, Ltd. 1,405,686
Total 2,743,459
Brazil (0.8%)
51,500 AES Tiete Energia SA 205,734
116,800 Banco ABC Brasil SA 586,221
20,817 Banco Bradesco SA ADR 186,312
471,900 BR Malls Participacoes SA 2,118,606
15,900 Companhia Energetica de Sao Paulo 126,245
3,771 Companhia Paranaense de Energia
ADR 63,881
21,000 Cosan SA 363,182
6,467 Embraer SA ADR
a
126,042
187,329 Gerdau SA ADR 917,912
47,900 GOL Linhas Aereas Inteligentes SA
a
438,193
122,000 Iochpe-Maxion SA 709,066
227,007 Itau Unibanco Holding SA ADR 2,077,114
57,800 JBS SA 370,706
825,900 Metalurgica Gerdau SA 1,905,275
65,100 Petrobras Distribuidora SA 486,628
273,078 Petroleo Brasileiro SA 2,048,747
81,677 Petroleo Brasileiro SA ADR 1,301,931
59,300 Randon SA Implementos e
Participacoes 197,534
15,500 Ser Educacional SA
b
106,924
32,800 Tupy SA 206,289
29,133 Vale SA ADR 384,556
Total 14,927,098
Canada (5.8%)
117,881 Alaris Royalty Corporation 1,990,782
108,312 Allied Properties REIT 4,343,156
64,785 Bank of Montreal 5,020,956
185,090 CGI, Inc.
a
15,489,377
969,971 CI Financial Corporation 16,216,603
196,790 First Capital REIT 3,132,455
223,685 Granite REIT 11,365,551
254,389 Laurentian Bank of Canada
c
8,703,942
414,316 Manulife Financial Corporation 8,410,435
238,325 Northland Power, Inc. 4,992,060
37,596 Northview Apartment REIT 858,146
8,884 Onex Corporation 562,164
63,203 Power Corporation of Canada 1,628,078
124,022 RioCan REIT 2,555,796
180,590 Sun Life Financial, Inc. 8,234,364
18,688 TMX Group, Ltd. 1,618,317
274,714 Toronto-Dominion Bank 15,407,509
Total 110,529,691
Cayman Islands (1.1%)
145,500 3SBio, Inc.
a,b
188,496
14,538 Baidu.com, Inc. ADR
a
1,837,603
94,000 Central China Real Estate, Ltd. 54,787
443,000 China Aoyuan Group, Ltd. 722,858
261,000 China Medical System Holdings, Ltd. 375,683
35,000 China Mengniu Dairy Company, Ltd. 141,578
525,334 China Resources Land, Ltd. 2,613,714
135,000 China Shineway Pharmaceutical
Group, Ltd. 127,891
290,000 Consun Pharmaceutical Group, Ltd. 172,713

International Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
81
Shares Common Stock ( 85.2% ) Value
Cayman Islands (1.1%) - continued
121,000 Fu Shou Yuan International Group,
Ltd. $ 102,495
234,000 Goodbaby International Holdings,
Ltd.
a
51,989
32,500 Hengan International Group Company,
Ltd. 231,500
208,500 Kingboard Holdings, Ltd. 661,284
95,500 Longfor Group Holdings, Ltd.
b
447,225
34,500 NetDragon Websoft Holdings, Ltd. 81,131
5,165 NetEase, Inc. ADR 1,583,796
3,778 New Oriental Education & Technology
Group, Inc. ADR
a
458,082
222,000 Ronshine China Holdings, Ltd. 307,070
3,943,500 Shui On Land, Ltd. 866,657
216,524 Tencent Holdings, Ltd. 10,431,295
799,000 Value Partners Group, Ltd. 492,496
48,000 Wisdom Marine Lines Company, Ltd. 47,351
Total 21,997,694
Chile (0.1%)
31,753 Banco Santander Chile SA ADR 732,542
82,162 CAP SA 622,647
969,784 Colbun SA 154,763
Total 1,509,952
China (2.0%)
61,887 Alibaba Group Holding, Ltd. ADR
a
13,126,233
69,500 Anhui Conch Cement Company, Ltd.,
Class A 547,207
168,500 Anhui Conch Cement Company, Ltd.,
Class H 1,227,713
228,000 Bank of China, Ltd. 97,465
92,200 Beijing SL Pharmaceutical Company,
Ltd. 174,184
1,680,000 China Coal Energy Company, Ltd. 666,711
2,151,000 China Construction Bank Corporation 1,865,008
954,000 China Everbright Bank Company, Ltd. 443,089
38,300 China National Accord Medicines
Corporation, Ltd. 249,577
640,000 China National Building Material
Company, Ltd. 714,000
3,788 China Petroleum & Chemical
Corporation ADR 227,848
127,672 China Resources Sanjiu Medical and
Pharmaceutical Company, Ltd. 580,801
4,976,000 China Telecom Corporation, Ltd. 2,050,057
647,000 CNOOC, Ltd. 1,075,852
92,600 Guangzhou Haige Communications
Group, Inc. Company 144,139
96,140 Hualan Biological Engineering, Inc. 485,914
3,455,000 Industrial and Commercial Bank of
China, Ltd. 2,665,633
375,449 Inner Mongolia Eerduosi Resources
Company, Ltd. 486,782
42,636 JD.com, Inc. ADR
a
1,502,066
158,000 Jiangxi Copper Company, Ltd. 217,308
6,792 Kweichow Moutai Company, Ltd. 1,155,845
40,600 Livzon Pharmaceutical Group, Inc. 196,536
108,633 Midea Group Company, Ltd. 910,804
348,278 Ping An Insurance Company of China,
Ltd. 4,121,336
288,000 Shandong Weigao Group Medical
Polymer Company, Ltd. 345,096
8,500 Shanghai Haohai Biological
Technology Company, Ltd.
b
51,381
Shares Common Stock ( 85.2% ) Value
China (2.0%) - continued
124,600 Shanghai Pharmaceuticals Holding
Company, Ltd. $ 242,469
69,200 Sinopharm Group Company, Ltd. 252,503
391,000 Tong Ren Tang Technologies
Company, Ltd. 384,108
32,000 Tsingtao Brewery Company, Ltd. 214,981
56,800 Winning Health Technology Group
Company, Ltd. 122,466
1,159,500 Xiamen C&D, Inc. 1,499,033
485,000 Zoomlion Heavy Industry Science and
Technology Company, Ltd. 466,128
Total 38,510,273
Colombia (<0.1%)
3,034 Bancolombia SA ADR 166,233
Total 166,233
Denmark (2.0%)
27,448 Coloplast AS 3,405,228
80,173 DSV AS 9,240,200
74,745 GN Store Nord AS 3,516,059
282,580 Novo Nordisk AS 16,375,181
7,014 Per Aarsleff Holding AS 225,649
147 Rockwool International AS 34,858
22,006 Scandinavian Tobacco Group AS
b
268,392
16,495 SimCorp AS 1,875,600
75,152 Topdanmark AS 3,704,664
Total 38,645,831
Egypt (<0.1%)
235,464 EFG Hermes Holding Company 248,961
Total 248,961
Finland (0.7%)
35,669 Finnair Oyj 235,473
21,060 Kemira Oyj 313,399
1,860 Konecranes Oyj 57,194
63,345 Metsa Board Oyj 426,125
27,164 Raisio Oyj 103,598
16,089 Tokmanni Group Corporation 227,755
286,903 UPM-Kymmene Oyj 9,954,000
26,503 Uponor Oyj 346,530
113,380 Valmet Oyj 2,718,854
Total 14,382,928
France (4.4%)
178,193 Air France-KLM
a
1,983,609
123,131 AXA SA 3,479,236
10,206 Beneteau SA 123,983
196,559 CNP Assurances 3,916,487
56,130 Coface SA 690,685
75,847 Derichebourg 312,145
13,783 Gaztransport Et Technigaz SA 1,327,536
4,518 Hermes International 3,384,488
8,370 Jacquet Metal Service
c
145,223
12,149 Kaufman & Broad SA 504,221
13,307 Kering SA 8,768,223
226,498 Klepierre SA 8,616,915
188,226 Legrand SA 15,336,777
26,251 LVMH Moet Hennessy Louis Vuitton
SE 12,231,811
10,505 Maisons du Monde SA
b
152,970
1,178 Mersen 45,204

International Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
82
Shares Common Stock ( 85.2% ) Value
France (4.4%) - continued
31,183 Metropole Television SA $ 586,933
21,738 Quadient SAS 526,727
85,443 Rexel SA 1,136,456
163,528 Schneider Electric SE 16,800,898
45,649 Total SA 2,533,098
22,319 Vinci SA 2,485,759
Total 85,089,384
Germany (4.3%)
52,529 Aareal Bank AG 1,779,658
20,920 Adidas AG 6,800,467
103,123 Allianz SE 25,268,113
136,579 Alstria Office REIT AG 2,566,123
7,375 Amadeus Fire AG 1,225,315
6,095 Aurubis AG 372,597
47,250 Borussia Dortmund GmbH &
Company KGaA 466,405
1,017 CANCOM SE 59,762
21,216 CompuGroup Medical SE 1,517,129
72,129 Deutsche Boerse AG 11,310,789
9,600 Deutsche EuroShop AG 284,500
596,233 Deutsche Pfandbriefbank AG
b
9,710,674
169,733 Deutz AG 1,056,321
26,576 Dialog Semiconductor plc
a
1,349,727
1,675 Evotec SE
a
43,184
28,732 Gerresheimer AG 2,222,201
2,783 Hugo Boss AG 134,709
39,024 Jungheinrich AG 937,283
84,264 Klockner & Company SE 593,582
15,838 Nemetschek SE 1,043,388
771 New Work SE 252,532
4,349 Norma Group SE 184,559
28,899 Rheinmetall AG 3,313,633
22,567 SAF-Holland SA 187,320
18,835 Siltronic AG 1,892,415
1,225 STO SE & Company 156,646
289,970 TAG Immobilien AG 7,201,634
23,957 Takkt AG 338,058
40,445 TLG Immobilien AG 1,290,701
Total 83,559,425
Greece (<0.1%)
69,796 Mytilineos SA 766,575
Total 766,575
Hong Kong (0.6%)
138,624 China Mobile, Ltd. 1,171,353
336,000 China Resources Pharmaceutical
Group, Ltd.
b
311,490
412,000 China Traditional Chinese Medicine
Holdings Company, Ltd. 198,827
54,443 China Unicom (Hong Kong), Ltd. ADR 509,586
857,000 CITIC Telecom International Holdings,
Ltd. 312,348
1,960,000 CITIC, Ltd. 2,616,049
142,000 CSPC Pharmaceutical Group, Ltd. 338,869
252,000 Far East Horizon, Ltd. 236,133
186,000 Fosun International, Ltd. 271,314
658,000 Haitong International Securities
Group, Ltd. 200,097
482,778 Hang Lung Group, Ltd. 1,194,294
138,500 Kerry Properties, Ltd. 439,887
878,000 Melco International Development,
Ltd. 2,466,655
271,000 Shanghai Industrial Holdings, Ltd. 521,698
Shares Common Stock ( 85.2% ) Value
Hong Kong (0.6%) - continued
252,000 Shun Tak Holdings, Ltd. $ 120,326
289,000 Sun Hung Kai & Company, Ltd. 137,619
4,440,000 Yuexiu Property Company, Ltd. 1,025,690
Total 12,072,235
India (1.0%)
60,079 Amara Raja Batteries, Ltd. 609,686
20,708 Bajaj Auto, Ltd. 924,362
117,116 Coal India, Ltd. 347,216
30,353 Divi's Laboratories, Ltd. 785,473
2,928 Dr. Lal PathLabs, Ltd.
b
61,283
19,261 Dr. Reddy's Laboratories, Ltd. ADR 781,612
421 Gillette India, Ltd. 38,799
77,085 Granules India, Ltd. 132,942
16,246 Greaves Cotton, Ltd. 30,482
190,428 HCL Technologies, Ltd. 1,515,620
58,728 Heidelberg Cement India, Ltd. 144,036
6,423 Hero Motocorp, Ltd. 219,893
31,446 Hindustan Unilever, Ltd. 847,439
100,149 Housing Development Finance
Corporation 3,386,283
13,684 ICICI Bank, Ltd. ADR 206,492
60,407 Infosys, Ltd. ADR 623,400
11,424 Just Dial, Ltd.
a
91,444
6,036 Maruti Suzuki India, Ltd. 623,225
12,395 Multi Commodity Exchange of India,
Ltd. 202,957
1,933 Nestle India, Ltd. 400,404
4,232 NIIT Technologies, Ltd. 94,265
382,684 Oil and Natural Gas Corporation, Ltd. 691,032
5,647 Persistent Systems, Ltd. 53,335
15,944 PVR, Ltd. 424,277
23,009 Reliance Industries, Ltd. 488,069
40,980 Syngene International, Ltd.
b
183,806
47,518 Tata Consultancy Services, Ltd. 1,439,091
80,448 Tata Elxsi, Ltd. 931,303
117,366 Tech Mahindra, Ltd. 1,253,438
255,489 Wipro, Ltd. ADR 958,084
Total 18,489,748
Indonesia (0.2%)
2,711,256 Astra International Tbk PT 1,350,457
649,978 Bank Central Asia Tbk PT 1,563,201
569,600 Industri Jamu Dan Farmasi Sido
Muncul Tbk PT 52,274
1,441,000 Media Nusantara Citra Tbk PT 168,978
2,063,100 Mitra Adiperkasa Tbk PT 156,751
23,864 Telekomunikasi Indonesia Persero
Tbk PT ADR 680,124
Total 3,971,785
Ireland (0.1%)
42,102 C & C Group plc 226,700
112,817 Glanbia plc 1,298,376
19,359 Greencore Group plc 68,579
Total 1,593,655
Israel (1.6%)
26,684 AudioCodes, Ltd. 685,512
1,070,770 Bank Leumi Le-Israel BM 7,809,057
120,429 First International Bank of Israel, Ltd. 3,488,003
3,521,551 Israel Discount Bank, Ltd. 16,354,841
842 Paz Oil Company, Ltd. 119,407

International Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
83
Shares Common Stock ( 85.2% ) Value
Israel (1.6%) - continued
158,117 Plus500, Ltd. $ 1,855,666
Total 30,312,486
Italy (1.4%)
20,296 Acea SPA 420,001
29,731 Amplifon SPA 855,640
112,151 Anima Holding SPA
b
579,557
38,435 ASTM SPA 1,162,319
162,332 Azimut Holding SPA 3,878,749
12,131 Banca Farmafactoring SPA
b
72,659
85,906 Banca Generali SPA 2,792,714
76,001 Banca Mediolanum SPA 755,235
32,676 Banca Popolare Di Sondrio SCRL 77,261
22,740 Biesse SPA 378,964
43,954 Buzzi Unicem SPA 1,107,950
14,035 De'Longhi SPA 297,002
135,550 Enav SPA
b
808,891
1,094 Gamenet Group SPA
b
15,953
264,074 Iren SPA 818,141
13,206 La Doria SPA 138,207
966,508 Piaggio & C. SPA 2,979,208
147,252 Recordati SPA 6,207,397
235,826 Saras SPA 379,543
53,950 Societa Cattolica di Assicurazioni
SCRL 440,359
107,983 UniCredit SPA 1,578,392
137,578 Unipol Gruppo SPA 789,848
Total 26,533,990
Japan (19.6%)
3,800 Adeka Corporation 57,247
596 AEON REIT Investment Corporation 816,079
12,700 Aica Kogyo Company, Ltd. 419,070
75,800 Aichi Corporation 516,280
1,500 Aida Engineering, Ltd. 13,414
14,800 Aisan Industry Company, Ltd. 106,633
39,000 AOKI Holdings, Inc. 403,330
79,200 Aoyama Trading Company, Ltd. 1,114,501
19,900 Arcland Sakamoto Company, Ltd. 226,701
11,900 Arcs Company, Ltd. 250,027
5,800 Argo Graphics, Inc. 179,866
9,500 ARUHI Corporation 195,066
26,400 Autobacs Seven Company, Ltd. 415,762
14,800 BayCurrent Consulting, Inc. 755,600
46,800 Benesse Holdings, Inc. 1,230,126
16,700 Broadleaf Company, Ltd. 101,852
41,400 Bunka Shutter Company, Ltd. 364,798
36,600 Canon Electronics, Inc. 703,566
118,156 Canon, Inc.
c
3,233,750
15,500 Capcom Company, Ltd. 429,040
7,200 Cawachi, Ltd. 145,881
18,600 Central Glass Company, Ltd. 454,182
88,000 Chiyoda Company, Ltd. 1,295,168
8,000 Chiyoda Integre Company, Ltd. 167,753
19,100 Chugoku Marine Paints, Ltd. 181,828
264,626 Citizen Watch Company, Ltd. 1,441,178
7,600 Cocokara Fine, Inc. 441,326
11,500 Computer Engineering & Consulting,
Ltd. 215,566
12,000 Cosel Company, Ltd. 129,043
22,500 Cosmo Energy Holdings Company,
Ltd. 515,115
800 Create SD Holdings Company, Ltd. 20,453
22,672 Daido Steel Company, Ltd. 990,464
6,500 Daiichi Jitsugyo Company, Ltd. 228,312
Shares Common Stock ( 85.2% ) Value
Japan (19.6%) - continued
26,400 Daiichikosho Company, Ltd. $ 1,383,879
300 Daiken Corporation 5,441
6,800 Daiseki Company, Ltd. 195,634
75,100 Daito Trust Construction Company,
Ltd. 9,280,579
69,500 DCM Holdings Company, Ltd. 676,907
108,900 Dena Company, Ltd. 1,755,166
295,600 Denso Corporation 13,349,988
18,200 Dexerials Corporation 183,101
5,000 DOWA Holdings Company, Ltd. 185,609
120,822 DTS Corporation 2,806,555
1,300 Eagle Industry Company, Ltd. 13,439
58,600 EDION Corporation 650,776
19,700 EPS Holdings, Inc. 250,094
15,200 eREX Company, Ltd. 253,138
700 ESPEC Corporation 14,336
289,700 Exedy Corporation 6,553,444
112,000 F@N Communications, Inc. 493,258
43,200 Financial Products Group Company,
Ltd. 416,851
7,500 Foster Electric Company, Ltd. 131,739
110 Frontier Real Estate Investment
Corporation 462,290
4,600 Fuji Corporation 84,057
15,700 Fuji Oil Holdings, Inc. 422,320
18,700 Fuji Soft, Inc. 720,162
2,600 Fujibo Holdings, Inc. 84,222
18,400 Furukawa Electric Company, Ltd. 471,029
6,700 Fuyo General Lease Company, Ltd. 450,672
35,000 Geo Holdings Corporation 431,675
52,100 Glory, Ltd. 1,574,412
19,500 Goldcrest Company, Ltd. 371,985
900 GOLDWIN, Inc. 65,941
121,500 Gree, Inc. 548,971
327,621 GS Yuasa Corporation 7,061,649
63,400 Hachijuni Bank, Ltd. 275,768
249,600 Hanwa Company, Ltd. 6,531,832
19,400 Heiwa Corporation 406,257
943 Heiwa Real Estate REIT, Inc. 1,178,587
339,533 Hino Motors, Ltd. 3,590,729
16,400 Hogy Medical Company, Ltd. 535,074
108,200 Hokuetsu Corporation 556,240
116,200 Honda Motor Company, Ltd. 3,288,639
22,100 Hosiden Corporation 279,223
106,600 IBIDEN Company, Ltd. 2,537,906
1,050 Ichigo Real Estate Investment
Corporation 1,090,056
33,300 Iida Group Holdings Company, Ltd. 583,600
2,200 Inaba Denki Sangyo Company, Ltd. 55,799
4,100 Inabata & Company, Ltd. 61,254
26,600 INES Corporation 332,372
107,200 Isuzu Motors, Ltd. 1,267,187
4,700 JAFCO Company, Ltd. 184,239
37,300 Japan Aviation Electronics Industry,
Ltd. 752,521
317 Japan Logistics Fund, Inc. 808,437
4,600 Japan Petroleum Exploration
Company, Ltd. 123,876
475,700 Japan Tobacco, Inc. 10,606,471
88,857 JSR Corporation 1,625,428
284,500 JVCKENWOOD Corporation 712,270
1,115,820 JXTG Holdings, Inc. 5,064,238
300 Kadokawa Dwango Corporation 5,735
16,200 Kanamoto Company, Ltd. 416,748
512,111 Kandenko Company, Ltd. 4,908,743
7,400 Kanematsu Corporation 99,433

International Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
84
Shares Common Stock ( 85.2% ) Value
Japan (19.6%) - continued
5,100 Kanematsu Electronics, Ltd. $ 170,208
1,161 Kenedix Retail REIT Corporation 2,954,457
113,500 Kinden Corporation 1,763,501
6,100 Kintetsu World Express, Inc. 105,982
41,900 KITZ Corporation 294,948
20,600 Kohnan Shoji Company, Ltd. 483,929
59,900 Kokuyo Company, Ltd. 893,640
36,200 Komeda Holdings Company, Ltd. 705,928
11,200 KOMERI Company, Ltd. 240,573
63,800 Konoike Transport Company, Ltd. 967,186
161,100 K's Holdings Corporation 2,106,208
17,100 Kureha Corporation 1,026,832
18,200 Kyokuto Kaihatsu Kogyo Company,
Ltd. 266,419
40,600 KYORIN Holdings, Inc. 707,570
5,500 Kyoritsu Maintenance Company, Ltd. 260,472
89,600 Lintec Corporation 1,994,731
2,000 M&A Capital Partners Corporation,
Ltd.
a
80,977
25,400 Macnica Fuji Electronics Holdings,
Inc. 434,313
3,200 Maeda Corporation 31,153
18,300 Makino Milling Machine Company,
Ltd. 831,514
32,600 Mandom Corporation 891,214
1,733,200 Marubeni Corporation 12,805,533
38,168 Maruichi Steel Tube, Ltd. 1,072,616
42,100 Matsumotokiyoshi Holdings Company,
Ltd. 1,629,900
507 MCUBS MidCity Investment
Corporation 550,423
16,200 Meiko Network Japan Company, Ltd. 153,387
2,100 Menicon Company, Ltd. 87,882
20,900 Ministop Company, Ltd. 281,419
6,400 Miraca Holdings, Inc. 156,755
3,400 MIRAIT Holdings Corporation 51,383
672,100 Mitsubishi Corporation 17,804,849
112,900 Mitsubishi Electric Corporation 1,537,212
26,900 Mitsubishi Materials Corporation 730,058
1,800 Mitsubishi Pencil Company, Ltd. 26,923
5,800 Mitsubishi Research Institute, Inc. 229,076
12,600 Mitsubishi Shokuhin Company, Ltd. 356,054
902,200 Mitsui & Company, Ltd. 16,037,079
20,100 Mitsui Engineering & Shipbuilding
Company, Ltd.
a
162,616
60,200 Mitsui Mining and Smelting Company,
Ltd. 1,596,476
7,700 Mitsui Sugar Company, Ltd. 160,741
14,800 Nagase & Company., Ltd. 219,483
900 Nakanishi, Inc. 17,152
49,000 NEC Corporation 2,027,839
59,200 NEC Networks & System Integration
Corporation 2,096,748
65,100 Net One Systems Company, Ltd. 1,662,144
187,600 NHK Spring Company, Ltd. 1,697,851
7,300 Nichiha Corporation 178,915
65,900 Nichi-Iko Pharmaceutical Company,
Ltd. 819,199
103,800 Nichirei Corporation 2,424,780
26,100 Nifco, Inc. 712,766
9,700 Nihon Chouzai Company, Ltd. 339,829
29,200 Nihon Unisys, Ltd. 915,975
13,900 Nikkiso Company, Ltd. 182,161
26,600 Nikkon Holdings Company, Ltd. 665,053
23,700 Nippon Flour Mills Company, Ltd. 366,171
Shares Common Stock ( 85.2% ) Value
Japan (19.6%) - continued
1,718,800 Nippon Light Metal Holdings
Company, Ltd. $ 3,694,371
34,000 Nippon Paper Industries Company,
Ltd. 573,800
817,996 Nippon Steel Corporation 12,329,593
60,800 Nippon Steel Trading Corporation 2,942,862
81,922 Nishimatsu Construction Company,
Ltd. 1,843,160
20,000 Nishi-Nippon Financial Holdings, Inc. 155,728
12,600 Nishio Rent All Company, Ltd. 359,009
2,758,605 Nissan Motor Company, Ltd. 15,985,393
30,600 Nisshin Oillio Group, Ltd. 1,059,688
1,600 Nitto Kogyo Corporation 37,078
12,600 Nojima Corporation 262,385
24,800 Nomura Company, Ltd. 328,599
4,600 Noritake Company, Ltd. 196,120
22,000 NS Solutions Corporation 722,893
41,000 NSD Company, Ltd. 675,116
21,200 NSK, Ltd. 200,408
8,400 OBIC Business Consultants Company,
Ltd. 394,922
25,150 Okinawa Electric Power Company, Inc. 471,941
469,100 Onward Holdings Company, Ltd. 2,798,069
12,600 Open House Company, Ltd. 360,267
81,200 Otsuka Corporation 3,242,717
13,300 Paramount Bed Holdings Company,
Ltd. 553,296
200,402 Park24 Company, Ltd. 4,907,050
1,235 Premier Investment Corporation 1,747,464
4,900 Prima Meat Packers, Ltd. 113,804
126,397 Relia, Inc. 1,605,627
102,000 Rengo Company, Ltd. 777,096
500 Restar Holdings Corporation 9,270
106,500 Rinnai Corporation 8,322,893
99,100 Riso Kyoiku Corporation, Ltd. 350,579
64,800 Round One Corporation 626,624
57,300 Ryoyo Electro Corporation 1,062,597
9,700 Saint Marc Holdings Company, Ltd. 207,131
47,000 Samty Corporation, Ltd. 966,686
1,100 Sangetsu Company, Ltd. 20,742
2,400 Sanken Electric Company, Ltd. 73,372
1,400 Sanki Engineering Company, Ltd. 19,716
35,600 Sanwa Holdings Corporation 398,924
90,600 Sanyo Special Steel Company, Ltd. 1,305,094
33,100 Sato Holdings Corporation 1,036,186
18,600 Sawai Pharmaceutical Company, Ltd. 1,178,383
4,500 SCREEN Holdings Company, Ltd. 306,895
42,300 SCSK Corporation 2,193,440
57,500 Seiko Holdings Corporation 1,533,398
81,700 Seino Holdings Company, Ltd. 1,103,813
2,881 Sekisui House REIT, Inc. 2,423,482
2,900 Senko Group Holdings Company, Ltd. 24,704
6,800 Shimachu Company, Ltd. 185,648
19,200 SHIMAMURA Company, Ltd. 1,459,658
20,700 Shin-Etsu Polymer Company, Ltd. 210,038
90,900 Shinko Electric Industries Company,
Ltd. 1,072,653
20,100 ShinMaywa Industries, Ltd. 272,609
84,100 SKY Perfect JSAT Holdings, Inc. 372,875
2,463,100 Sojitz Corporation 7,938,813
8,500 Starts Corporation, Inc. 216,289
61,300 Sugi Holdings Company, Ltd. 3,233,860
420,600 Sumitomo Corporation 6,247,317
1,005,700 Sumitomo Electric Industries, Ltd. 15,103,762
15,800 Sumitomo Forestry Company, Ltd. 232,671

International Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
85
Shares Common Stock ( 85.2% ) Value
Japan (19.6%) - continued
19,100 Sumitomo Osaka Cement Company,
Ltd. $ 831,962
484,500 Sumitomo Rubber Industries, Ltd. 5,907,870
40,600 Sumitomo Warehouse Company, Ltd. 544,473
443,302 Sundrug Company, Ltd. 16,039,541
23,500 Taiho Kogyo Company, Ltd. 187,413
600 Taikisha, Ltd. 21,287
29,600 Taiyo Yuden Company, Ltd. 902,869
168,000 Takara Leben Company, Ltd. 778,988
108,800 Takeda Pharmaceutical Company,
Ltd. 4,303,282
53,100 Takuma Company, Ltd. 635,137
10,000 Tama Home Company, Ltd. 151,286
5,200 Tamron Company, Ltd. 119,567
34,600 TANSEISHA Company, Ltd. 417,630
1,400 Tatsuta Electric Wire & Cable
Company, Ltd. 7,744
700 T-GAIA Corporation 16,954
57,200 TIS, Inc. 3,381,268
3,900 TKC Corporation 185,631
16,900 Toa Corporation 254,142
44,900 Toho Holdings Company, Ltd. 994,800
2,700 Tokai Rika Company, Ltd. 52,616
89,300 Tokyo Dome Corporation 889,537
12,200 Tokyo Seimitsu Company, Ltd. 473,699
53,400 Tokyo Tatemono Company, Ltd. 833,510
7,100 Tokyotokeiba Company, Ltd. 224,785
81,500 Tosei Corporation 1,112,663
35,000 Towa Pharmaceutical Company, Ltd. 909,480
4,500 Toyo Ink SC Holdings Company, Ltd. 109,129
24,400 Toyo Tanso Company, Ltd. 504,897
12,600 Transcosmos, Inc. 342,365
12,100 Trust Tech, Inc. 140,548
90,200 Tsubakimoto Chain Company 3,173,498
369,600 TV Asahi Holdings Corporation 6,824,552
14,100 United Arrows, Ltd. 399,310
12,200 Universal Entertainment Corporation 414,932
72,300 Ushio, Inc. 1,072,069
43,000 Vision, Inc.
a
713,171
48,100 Wakita & Company, Ltd. 489,704
35,000 Yellow Hat, Ltd. 625,264
24,500 Zenrin Company, Ltd. 407,028
Total 377,398,340
Jersey (0.3%)
576,956 boohoo group plc
a
2,276,674
1,148,964 Man Group plc 2,406,359
15,278 Sanne Group PLC 137,007
Total 4,820,040
Luxembourg (<0.1%)
1,370 APERAM 44,009
Total 44,009
Malaysia (0.1%)
11,800 AEON Credit Service (M) Berhad 40,790
152,700 Berjaya Sports Toto Berhad 96,336
455,400 Digi.Com Berhad 497,068
266,168 Public Bank Berhad 1,265,932
328,900 Sunway Berhad 144,719
Total 2,044,845
Shares Common Stock ( 85.2% ) Value
Mauritius (<0.1%)
1,646,300 Golden Agri-Resources, Ltd. $ 287,941
Total 287,941
Mexico (0.2%)
789,100 Corporacion Inmobiliaria Vesta, SAB
de CV 1,423,990
7,262 Fomento Economico Mexicano SAB
de CV ADR 686,332
95,733 Grupo Financiero Banorte SAB de CV
ADR 534,474
350,800 Wal-Mart de Mexico, SAB de CV 1,007,083
Total 3,651,879
Netherlands (3.9%)
200,609 Aalberts NV 9,029,023
58,088 ASM International NV 6,556,564
17,590 ASML Holding NV 5,207,659
49,089 ASR Nederland NV 1,839,643
144,493 BE Semiconductor Industries NV 5,609,687
81,924 Euronext NV
b
6,696,491
7,007 Ferrari NV 1,163,417
1,171 Flow Traders
b
28,293
16,828 Koninklijke DSM NV 2,200,198
249,076 Koninklijke Philips NV 12,175,814
3,713 NSI NV 180,756
1,561,066 Pharming Group NV
a
2,750,640
379,934 Signify NV
b
11,891,531
1,935 TKH Group NV 108,753
12,950 TomTom NV
a
137,082
162,953 Unilever NV 9,352,032
4,815 Vastned Retail NV 144,207
Total 75,071,790
New Zealand (0.1%)
134,981 Air New Zealand, Ltd. 266,248
103,816 Contact Energy, Ltd. 498,689
362,155 Z Energy, Ltd. 1,071,907
Total 1,836,844
Norway (1.3%)
70,261 Austevoll Seafood ASA 720,673
607,843 DnB ASA 11,374,508
458,789 Elkem ASA
b
1,293,763
440,704 Entra ASA
b
7,285,647
231,092 Europris ASA 908,122
14,139 Grieg Seafood ASA 226,066
38,600 Leroy Seafood Group ASA 256,961
61,598 Nordic Semiconductor ASA
a
390,807
23,002 SalMar ASA 1,178,765
10,326 SpareBank 1 Nord-Norge 92,330
27,541 SpareBank 1 SMN 314,542
9,074 SpareBank 1 SR Bank ASA 103,357
64,430 Storebrand ASA 507,584
7,399 TGS Nopec Geophysical Company ASA 225,108
12,315 Veidekke ASA 167,664
Total 25,045,897
Panama (<0.1%)
36,985 Avianca Holdings SA ADR 164,953
Total 164,953
Philippines (<0.1%)
183,810 Bank of the Philippine Islands 319,023

International Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
86
Shares Common Stock ( 85.2% ) Value
Philippines (<0.1%) - continued
31,630 Manila Electric Company $ 197,980
Total 517,003
Poland (0.1%)
36,934 Asseco Poland SA 620,711
88,781 Enea SA
a
185,219
14,992 Polski Koncern Naftowy Orlen SA 339,112
Total 1,145,042
Portugal (0.1%)
93,375 Altri SGPS SA 596,042
7,733 Navigator Company SA 31,199
70,147 NOS SGPS SA 378,794
Total 1,006,035
Russian Federation (0.6%)
52,739 Gazprom OAO ADR 433,514
26,176 Lukoil ADR 2,607,303
105,440 M.Video PJSC 881,013
1,530,470 Moscow Exchange MICEX-RTS PJSC 2,656,970
484 PAO Transneft 1,378,317
59,070 Rosneft Oil Company GDR 427,679
222,879 Surgutneftegas ADR 1,783,032
2,531,000 Surgutneftegas PJSC 1,541,123
Total 11,708,951
Singapore (0.5%)
232,200 Ascendas REIT 513,012
144,300 China Aviation Oil (Singapore)
Corporation, Ltd. 136,380
4,256 China Yuchai International, Ltd. 56,732
431,300 DBS Group Holdings, Ltd. 8,316,000
310,100 Yanlord Land Group, Ltd. 279,182
Total 9,301,306
South Africa (0.5%)
87,902 Absa Group, Ltd. 937,011
102,971 AECI, Ltd. 786,655
159,684 Barloworld, Ltd. 1,285,247
177,311 DataTec, Ltd. 420,300
48,666 Emira Property Fund, Ltd. 45,900
178,369 FirstRand, Ltd. 800,339
19,274 Harmony Gold Mining Company, Ltd.
ADR
a
69,965
65,293 Impala Platinum Holdings, Ltd.
a
667,121
264,450 Investec, Ltd. 1,567,977
514,166 Momentum Metropolitan Holdings 801,755
58,199 Motus Holdings, Ltd. 338,963
21,082 MultiChoice Group, Ltd.
a
175,640
8,636 Naspers, Ltd. 1,413,256
135,000 RMB Holdings, Ltd. 776,481
Total 10,086,610
South Korea (1.1%)
2,637 AK Holdings, Inc.
a
78,940
3,041 Binggrae Company, Ltd.
a
147,257
29,034 Cheil Worldwide, Inc.
a
603,803
4,913 CJ CGV Corporation, Ltd.
a
146,528
8,648 DB HiTek Company, Ltd.
a
206,391
33,373 Dongkuk Steel Mill Corporation , Ltd.
a
170,824
85,711 Doosan Heavy Construction
Corporation, Ltd.
a
423,521
442 Green Cross Corporation
a
50,476
Shares Common Stock ( 85.2% ) Value
South Korea (1.1%) - continued
14,373 GS Holdings Corporation
a
$ 641,237
4,834 Handsome Corporation
a
131,876
19,831 Hanwha Corporation
a
427,693
24,108 Hanwha Investment & Securities
Corporation, Ltd.
a
42,942
8,333 Hyundai Steel Company
a
225,925
9,102 Hyundai Wia Corporation
a
394,389
2,272 Innocean Worldwide, Inc.
a
139,395
65,180 JB Financial Group Corporation, Ltd.
a
309,237
4,800 Kakao Corporation 635,735
9,192 Kangwon Land, Inc.
a
235,150
3,729 KEPCO Plant Service & Engineering
Company, Ltd.
a
126,246
13,096 Kia Motors Corporation
a
500,143
5,168 Korea Aerospace Industries, Ltd.
a
152,103
4,872 Korea Zinc Company, Ltd.
a
1,790,342
206 LG Household & Health Care, Ltd.
a
223,768
26,406 LG International Corporation
a
342,627
2,820 LS Corporation
a
116,328
2,928 NAVER Corporation
a
471,100
21,834 NH Investment & Securities Company,
Ltd.
a
238,847
3,420 Poongsan Corporation
a
70,279
3,201 POSCO 650,647
22,023 Samsung Card Corporation, Ltd.
a
735,084
167,297 Samsung Electronics Company, Ltd. 8,061,521
12,183 Samsung Securities Corporation, Ltd.
a
405,757
4,480 SeAH Besteel Corporation
a
58,981
24,198 Seegene, Inc.
a
639,035
18,029 Shinhan Financial Group Company,
Ltd. 675,958
11,872 SK Hynix, Inc. 965,642
1,251 Soulbrain Company, Ltd.
a
91,417
23,065 Sungwoo Hitech Corporation, Ltd.
a
74,628
431 Taekwang Industrial Corporation, Ltd.
a
394,534
87 YoungPoong Corporation
a
48,524
Total 21,844,830
Spain (1.6%)
15,791 Acerinox SA 178,434
11,057 Almirall SA 181,767
80,587 Amadeus IT Holding SA 6,599,844
33,985 Applus Services SA 435,213
559,492 Banco Bilbao Vizcaya Argentaria SA 3,141,186
167,723 CIA De Distribucion Integral 3,783,056
6,437 Construcciones y Auxiliar de
Ferrocarriles SA 296,037
217,050 Enagas SA 5,536,418
28,492 Global Dominion Access SA
a,b
116,653
35,354 Grifols SA 1,249,115
48,431 Industria de Diseno Textil SA 1,711,584
36,925 Lar Espana Real Estate SOCIMI SA 294,074
8,997 Let's GOWEX SA
a,d,e
1
552,627 Mediaset Espana Comunicacion SA 3,518,959
266,271 Merlin Properties Socimi SA 3,827,225
31,005 Neinor Homes SA
a,b
383,394
6,425 Talgo SA
a,b
43,891
Total 31,296,851
Sweden (3.3%)
352,454 AB Industrivarden 8,499,623
90,324 Arjo AB 434,230
34,091 Assa Abloy AB 796,893
105,243 Betsson AB 490,453
61,358 Bilia AB 696,360

International Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
87
Shares Common Stock ( 85.2% ) Value
Sweden (3.3%) - continued
66,671 BillerudKorsnas AB $ 787,820
1,583 BioArctic AB
b
16,039
2,475 BioGaia AB 112,441
40,030 Biotage AB 529,952
26,219 Bure Equity AB 593,948
376,636 Castellum AB 8,846,554
596,374 Cloetta AB 2,022,404
65,926 Dios Fastigheter AB 604,092
83,822 Dometic Group AB
b
845,458
11,664 Dustin Group AB
b
93,585
22,488 Evolution Gaming Group AB
b
678,668
20,287 Fabege AB 336,991
25,802 Fastighets AB Balder
a
1,194,141
13,143 Fortnox AB 235,740
132,584 Getinge AB 2,465,688
85,451 Granges AB 902,362
33,837 Hemfosa Fastigheter AB 438,210
341,203 Hexpol AB 3,353,180
7,212 Holmen AB 219,564
13,311 Indutrade AB 475,991
16,658 Inwido AB 128,303
676,411 Kungsleden AB 7,106,166
10,530 L E Lundbergforetagen AB 462,251
9,621 Lifco AB 587,731
48,051 Lindab International AB 613,913
28,381 Lundin Petroleum AB 963,661
74,737 Micronic Mydata AB
c
1,478,058
3,359 Munters Group AB
a,b
17,623
270,408 NetEnt AB 746,294
92,394 Nobia AB 688,087
378,489 Nobina AB
b
2,604,389
28,504 Nolato AB 1,673,454
59,551 Resurs Holding AB
b
382,481
110,231 Skandinaviska Enskilda Banken AB 1,036,599
225,066 SKF AB 4,556,760
8,166 SkiStar AB 103,575
61,007 Svenska Cellulosa AB SCA 618,649
15,113 Vitrolife AB 319,492
133,826 Volvo AB 2,240,407
73,786 Wihlborgs Fastigheter AB 1,356,912
Total 63,355,192
Switzerland (8.8%)
97,876 Baloise Holding AG 17,714,131
8,510 Bucher Industries AG 2,986,657
111 Conzzeta AG 132,617
17,105 Flughafen Zuerich AG 3,122,174
190 Forbo Holding AG 323,317
34,700 Galenica AG
b
2,143,113
457 Georg Fischer AG 463,409
17,492 Helvetia Holding AG 2,470,730
16,113 Huber & Suhner AG 1,279,111
20 Interroll Holding AG 44,947
2,858 Kardex AG 481,354
44,173 Landis+Gyr Group AG 4,591,633
111 Lindt & Spruengli AG 861,919
79,477 Logitech International SA 3,765,048
198,158 Nestle SA 21,453,630
243,504 Novartis AG 23,057,298
150,339 OC Oerlikon Corporation AG 1,761,795
103,295 PSP Swiss Property AG 14,262,417
116,440 Roche Holding AG 37,843,328
12,078 Roche Holding AG-BR 3,836,090
38,069 Sonova Holding AG 8,702,899
1,602 Straumann Holding AG 1,571,453
24,001 Swiss Life Holding AG 12,040,590
Shares Common Stock ( 85.2% ) Value
Switzerland (8.8%) - continued
14,778 Swiss Prime Site AG $ 1,709,729
6,904 Tecan Group AG 1,939,650
Total 168,559,039
Taiwan (1.8%)
160,000 Capital Securities Corporation 60,069
4,210,000 China Development Financial Holding
Corporation 1,367,436
434,520 China Man-Made Fiber Corporation 120,464
1,260,000 CTBC Financial Holding Company, Ltd. 942,660
23,000 Delta Electronics, Inc. 116,389
166,000 Far Eastern Department Stores, Ltd. 144,402
42,000 Feng Hsin Iron & Steel Company, Ltd. 75,238
1,289,000 Fubon Financial Holding Company,
Ltd. 1,996,189
745,000 Hon Hai Precision Industry Company,
Ltd. 2,259,969
553,130 IBF Financial Holdings Company, Ltd. 207,682
56,000 MediaTek, Inc. 829,757
58,000 Namchow Holdings Company, Ltd. 98,499
877,000 Pou Chen Corporation 1,147,190
665,000 Powertech Technology, Inc. 2,213,261
81,000 President Chain Store Corporation 822,529
253,000 SerComm Corporation 656,584
962,000 Shinkong Synthetic Fibers
Corporation 386,406
117,645 Sigurd Microelectronics Corporation 145,724
110,000 Sunonwealth Electric Machine
Industry Company, Ltd. 173,989
99,000 Supreme Electronics Company, Ltd. 99,568
51,000 Syncmold Enterprise Corporation 154,986
272,000 Synnex Technology International
Corporation 340,391
150,000 Systex Corporation 377,798
80,000 Taiwan Hon Chuan Enterprise
Company, Ltd. 165,660
1,090,515 Taiwan Semiconductor Manufacturing
Company, Ltd. 12,069,634
40,000 Topco Scientific Company, Ltd. 140,909
217,000 Transcend Information, Inc. 564,334
149,000 TXC Corporation 235,368
1,018,000 Uni-President Enterprises Corporation 2,524,466
84,000 Unitech Printed Circuit Board
Corporation 94,554
31,000 United Integrated Services Company,
Ltd. 202,726
1,518,000 United Microelectronics Corporation 831,787
190,000 Wistron Corporation 179,878
114,000 WT Microelectronics Company, Ltd. 160,102
4,746,000 Yuanta Financial Holding Company,
Ltd. 3,199,502
Total 35,106,100
Thailand (0.3%)
100,000 Advanced Info Service Public
Company, Ltd. NVDR 710,084
648,600 Bangkok Dusit Medical Services
Public Company, Ltd. NVDR 562,146
681,300 Charoen Pokphand Foods Public
Company, Ltd. NVDR 624,573
176,600 Com7 Public Company, Ltd. NVDR 156,058
476,400 CP ALL Public Company, Ltd. NVDR 1,147,920
373,300 GFPT Public Company, Ltd. NVDR 153,092
82,500 Intouch Holdings Public Company,
Ltd. NVDR 157,519

International Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
88
Shares Common Stock ( 85.2% ) Value
Thailand (0.3%) - continued
833,500 Major Cineplex Group Public
Company, Ltd. NVDR $ 702,107
20,800 PTT Exploration and Production Public
Company, Ltd. NVDR 86,327
1,269,600 Thai Union Group Public Company,
Ltd. NVDR 571,158
256,000 Thai Vegetable Oil Public Company,
Ltd. NVDR 235,029
Total 5,106,013
Turkey (0.1%)
621,165 Haci Omer Sabanci Holding AS 996,257
72,641 Koza Anadolu Metal Madencilik
Isletmeleri AS
a
122,470
Total 1,118,727
United Kingdom (10.4%)
61,889 Abcam plc 1,108,352
49,166 Ascential plc
b
255,496
70,396 Assura plc 72,546
256,424 Auto Trader Group plc
b
2,025,032
172,100 Aviva plc 955,256
106,286 Barratt Developments plc 1,052,391
65,939 Bellway plc 3,328,135
57,217 BHP Group plc 1,340,827
109,267 Bodycote plc 1,377,887
119,065 Bovis Homes Group plc 2,141,763
68,354 Brewin Dolphin Holdings plc 337,179
8,258 Close Brothers Group plc 174,906
199,093 Compass Group plc 4,989,657
29,378 Computacenter plc 689,952
23,764 Countryside Properties plc
b
143,288
15,771 Crest Nicholson Holdings plc 90,521
15,814 Dart Group plc 354,848
24,824 Diploma plc 665,533
1,117,967 Direct Line Insurance Group plc 4,625,675
135,525 Drax Group plc 563,685
32,828 Dunelm Group plc 502,685
15,030 Euromoney Institutional Investor plc 259,214
19,630 Forterra plc
b
90,097
11,449 Frasers Group plc
a
69,797
1,942 Games Workshop Group plc 157,044
1,198,660 GlaxoSmithKline plc 28,165,152
5,544 Go-Ahead Group plc 162,461
42,180 Grainger plc 174,991
273,328 Great Portland Estates plc 3,119,715
68,940 Greggs plc 2,102,849
10,524 Halfords Group plc 23,601
268,785 Halma plc 7,526,739
526,170 Hansteen Holdings plc 811,272
106,401 Hays plc 255,946
124,986 HomeServe plc 2,092,647
16,128 Howden Joinery Group plc 143,689
3,561,944 HSBC Holdings plc 27,884,661
242,322 Ibstock plc
b
1,010,794
347,967 IG Group Holdings plc 3,203,395
12,115 IMI PLC 189,322
101,527 Inchcape plc 949,454
59,403 Intermediate Capital Group plc 1,267,012
200,530 Jupiter Fund Management plc 1,089,040
4,562,224 Lloyds TSB Group plc 3,779,471
57,697 Marshalls plc 657,263
1,779,051 Moneysupermarket.com Group plc 7,809,787
12,606 Morgan Advanced Materials plc 52,933
1,150,958 National Express Group plc 7,173,661
Shares Common Stock ( 85.2% ) Value
United Kingdom (10.4%) - continued
65,206 PageGroup plc $ 451,728
264,237 Paragon Banking Group plc 1,886,557
20,704 Phoenix Group Holdings plc 205,689
166,004 Playtech plc 872,965
505 Rathbone Brothers plc 14,246
364,742 Redrow plc 3,600,134
183,392 RELX plc 4,629,459
62,264 Rio Tinto plc 3,685,740
301,341 Rotork plc 1,339,564
432,632 Royal Dutch Shell plc, Class A 12,812,146
491,187 Royal Dutch Shell plc, Class B 14,580,332
49,972 RWS Holdings plc 403,117
77,858 Safestore Holdings plc 831,239
739,277 Sage Group plc 7,334,187
85,537 Smith & Nephew plc 2,061,518
62,617 Spirent Communications plc 208,602
85,921 SSP Group plc 739,732
20,678 Stagecoach Group plc 43,824
863,068 Taylor Wimpey plc 2,212,984
156,900 Tritax Big Box REIT plc 309,624
241,385 Unilever plc 13,817,610
16,935 Vesuvius plc 112,161
8,967 Watkin Jones plc 28,863
4,048 Workspace Group plc 63,701
Total 199,263,343
United States (0.1%)
25,709 Yum China Holding, Inc. 1,234,289
Total 1,234,289
Total Common Stock
(cost $1,463,858,387) 1,637,892,536
Shares
Collateral Held for Securities Loaned
( 0.7% )
12,877,050 Thrivent Cash Management Trust 12,877,050
Total Collateral Held for Securities
Loaned
(cost $12,877,050) 12,877,050
Shares Preferred Stock ( <0.1% )
South Korea (0.1%)
60,075 Samsung Electronics Company, Ltd. 2,352,048
Total 2,352,048
Total Preferred Stock
(cost $956,869) 2,352,048
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (0.1%)
Petroleos de Venezuela SA
$ 11,370,000 6.000%,  10/28/2022
f
682,200
7,010,000 6.000%,  5/16/2024
f
543,275
1,326,000 6.000%,  11/15/2026
f
102,765
1,410,000 5.375%,  4/12/2027
f
109,275
210,000 5.500%,  4/12/2037
f
16,275
Total 1,453,790
Total Long-Term Fixed Income
(cost $7,583,707) 1,453,790

International Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
89
Shares or
Principal
Amount Short-Term Investments ( 14.3% ) Value
Federal Home Loan Bank Discount
Notes
200,000 1.550%,  1/8/2020
g,h
$ 199,950
200,000 1.665%,  1/10/2020
g,h
199,933
200,000 1.560%,  1/15/2020
g,h
199,891
4,200,000 1.532%,  1/16/2020
g,h
4,197,534
2,800,000 1.555%,  1/22/2020
g,h
2,797,651
7,300,000 1.550%,  1/23/2020
g,h
7,293,570
3,300,000 1.585%,  1/30/2020
g,h
3,296,124
2,800,000 1.560%,  1/31/2020
g,h
2,796,594
9,000,000 1.555%,  2/12/2020
g,h
8,984,420
400,000 1.570%,  2/19/2020
g,h
399,189
600,000 1.580%,  2/28/2020
g,h
598,556
1,100,000 1.570%,  3/4/2020
g,h
1,097,044
Thrivent Core Short-Term Reserve
Fund
24,240,041 1.970% 242,400,415
Total Short-Term Investments (cost
$274,458,429) 274,460,871
Total Investments (cost
$1,759,734,442) 100.4% $1,929,036,295
Other Assets and Liabilities,
Net (0.4%) (6,862,868)
Total Net Assets 100.0% $1,922,173,427
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of December 31, 2019, the value of these investments was $51,005,427 or 2.7% of total
net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
e In bankruptcy.  Interest is not being accrued.
f Defaulted security.  Interest is not being accrued.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation Portfolio as of December 31, 2019:
Securities Lending Transactions
Common Stock $ 12,037,858
Total lending $12,037,858
Gross amount payable upon return of
collateral for securities loaned $12,877,050
Net amounts due to counterparty $839,192
Definitions:
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
90
Shares Common Stock ( 99.4% ) Value
Communications Services (9.8%)
35,016 Activision Blizzard, Inc. $ 2,080,651
13,657 Alphabet, Inc., Class A
a
18,292,049
13,623 Alphabet, Inc., Class C
a
18,214,224
332,954 AT&T, Inc. 13,011,842
44,722 CenturyLink, Inc. 590,778
7,146 Charter Communications, Inc.
a
3,466,382
206,919 Comcast Corporation 9,305,147
7,208 Discovery, Inc., Class A
a,b
235,990
15,288 Discovery, Inc., Class C
a
466,131
11,622 DISH Network Corporation
a
412,232
13,308 Electronic Arts, Inc.
a
1,430,743
109,684 Facebook, Inc.
a
22,512,641
16,158 Fox Corporation, Class A 598,977
7,400 Fox Corporation, Class B 269,360
17,672 Interpublic Group of Companies, Inc. 408,223
6,423 Live Nation Entertainment, Inc.
a
459,052
17,710 News Corporation, Class A 250,419
5,550 News  Corporation 80,531
9,924 Omnicom Group, Inc. 804,043
5,159 Take-Two Interactive Software, Inc.
a
631,616
14,429 T-Mobile US, Inc.
a
1,131,522
35,385 Twitter, Inc.
a
1,134,089
188,504 Verizon Communications, Inc. 11,574,146
24,631 ViacomCBS, Inc. 1,033,763
82,151 Walt Disney Company 11,881,499
Total 120,276,050
Consumer Discretionary (10.2%)
3,157 Advance Auto Parts, Inc. 505,625
18,982 Amazon.com, Inc.
a
35,075,699
11,636 Aptiv plc 1,105,071
1,086 AutoZone, Inc.
a
1,293,763
10,379 Best Buy Company, Inc. 911,276
1,908 Booking Holdings, Inc.
a
3,918,517
9,412 BorgWarner, Inc. 408,293
6,911 Capri Holdings, Ltd.
a
263,655
7,495 CarMax, Inc.
a
657,087
18,257 Carnival Corporation 928,003
1,166 Chipotle Mexican Grill, Inc.
a
976,070
15,284 D.R. Horton, Inc. 806,231
5,588 Darden Restaurants, Inc. 609,148
11,604 Dollar General Corporation 1,809,992
10,787 Dollar Tree, Inc.
a
1,014,517
34,855 eBay, Inc. 1,258,614
6,369 Expedia Group, Inc. 688,744
177,486 Ford Motor Company 1,650,620
9,698 Gap, Inc. 171,461
6,585 Garmin, Ltd. 642,433
57,308 General Motors Company 2,097,473
6,622 Genuine Parts Company 703,455
8,899 H&R Block, Inc. 208,948
16,486 Hanesbrands, Inc. 244,817
7,032 Harley-Davidson, Inc. 261,520
5,800 Hasbro, Inc. 612,538
12,861 Hilton Worldwide Holdings, Inc. 1,426,413
49,719 Home Depot, Inc. 10,857,635
7,136 Kohl's Corporation 363,579
10,585 L Brands, Inc. 191,800
15,403 Las Vegas Sands Corporation 1,063,423
5,998 Leggett & Platt, Inc. 304,878
12,757 Lennar Corporation 711,713
13,968 LKQ Corporation
a
498,658
34,935 Lowe's Companies, Inc. 4,183,816
14,084 Macy's, Inc.
b
239,428
12,368 Marriott International, Inc. 1,872,886
34,325 McDonald's Corporation 6,782,963
Shares Common Stock ( 99.4% ) Value
Consumer Discretionary (10.2%) - continued
23,472 MGM Resorts International $ 780,913
2,709 Mohawk Industries, Inc.
a
369,453
19,975 Netflix, Inc.
a
6,463,311
17,368 Newell Brands, Inc. 333,813
56,793 NIKE, Inc. 5,753,699
4,883 Nordstrom, Inc.
b
199,861
9,697 Norwegian Cruise Line Holdings,
Ltd.
a
566,402
158 NVR, Inc.
a
601,729
3,448 O'Reilly Automotive, Inc.
a
1,511,120
11,611 PulteGroup, Inc. 450,507
3,379 PVH Corporation 355,302
2,267 Ralph Lauren Corporation 265,738
16,487 Ross Stores, Inc. 1,919,417
7,835 Royal Caribbean Cruises, Ltd. 1,046,051
53,829 Starbucks Corporation 4,732,646
12,577 Tapestry, Inc. 339,202
23,096 Target Corporation 2,961,138
4,920 Tiffany & Company 657,558
55,272 TJX Companies, Inc. 3,374,908
5,396 Tractor Supply Company 504,202
2,605 Ulta Beauty, Inc.
a
659,430
8,578 Under Armour, Inc., Class A
a,b
185,285
8,869 Under Armour, Inc., Class C
a
170,107
14,926 VF Corporation 1,487,525
2,881 Whirlpool Corporation 425,034
4,404 Wynn Resorts, Ltd. 611,583
13,786 Yum! Brands, Inc. 1,388,664
Total 125,435,360
Consumer Staples (7.2%)
85,147 Altria Group, Inc. 4,249,687
25,373 Archer-Daniels-Midland Company 1,176,039
8,304 Brown-Forman Corporation 561,350
7,699 Campbell Soup Company 380,485
11,185 Church & Dwight Company, Inc. 786,753
5,720 Clorox Company 878,249
175,754 Coca-Cola Company 9,727,984
39,063 Colgate-Palmolive Company 2,689,097
22,181 Conagra Brands, Inc. 759,477
7,634 Constellation Brands, Inc. 1,448,551
20,136 Costco Wholesale Corporation 5,918,373
13,472 Coty, Inc. 151,560
10,144 Estee Lauder Companies, Inc. 2,095,142
27,548 General Mills, Inc. 1,475,471
6,760 Hershey Company 993,585
12,674 Hormel Foods Corporation 571,724
5,199 J.M. Smucker Company 541,372
11,349 Kellogg Company 784,897
15,625 Kimberly-Clark Corporation 2,149,219
28,386 Kraft Heinz Company 912,042
36,554 Kroger Company 1,059,700
6,657 Lamb Weston Holdings, Inc. 572,702
5,632 McCormick & Company, Inc. 955,919
8,562 Molson Coors Brewing Company 461,492
65,626 Mondelez International, Inc. 3,614,680
17,400 Monster Beverage Corporation
a
1,105,770
63,557 PepsiCo, Inc. 8,686,335
70,915 Philip Morris International, Inc. 6,034,157
113,665 Procter & Gamble Company 14,196,759
23,256 Sysco Corporation 1,989,318
13,454 Tyson Foods, Inc. 1,224,852
34,172 Walgreens Boots Alliance, Inc. 2,014,781

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
91
Shares Common Stock ( 99.4% ) Value
Consumer Staples (7.2%) - continued
64,658 Wal-Mart Stores, Inc. $ 7,683,957
Total 87,851,479
Energy (4.3%)
17,139 Apache Corporation 438,587
29,620 Baker Hughes Company 759,161
18,593 Cabot Oil & Gas Corporation 323,704
86,184 Chevron Corporation 10,386,034
4,640 Cimarex Energy Company 243,554
9,163 Concho Resources, Inc. 802,404
50,012 ConocoPhillips 3,252,280
17,639 Devon Energy Corporation 458,085
7,345 Diamondback Energy, Inc. 682,057
26,516 EOG Resources, Inc. 2,220,980
192,849 Exxon Mobil Corporation 13,457,003
40,009 Halliburton Company 979,020
4,943 Helmerich & Payne, Inc. 224,560
11,805 Hess Corporation 788,692
6,767 HollyFrontier Corporation 343,154
88,782 Kinder Morgan, Inc. 1,879,515
36,460 Marathon Oil Corporation 495,127
29,595 Marathon Petroleum Corporation 1,783,099
17,586 National Oilwell Varco, Inc. 440,529
21,800 Noble Energy, Inc. 541,512
40,716 Occidental Petroleum Corporation 1,677,906
18,828 ONEOK, Inc. 1,424,715
20,253 Phillips 66 2,256,387
7,550 Pioneer Natural Resources Company 1,142,843
63,099 Schlumberger, Ltd. 2,536,580
19,154 TechnipFMC plc 410,662
18,717 Valero Energy Corporation 1,752,847
55,244 Williams Companies, Inc. 1,310,388
Total 53,011,385
Financials (12.9%)
33,456 Aflac, Inc. 1,769,822
14,766 Allstate Corporation 1,660,437
30,583 American Express Company 3,807,278
39,651 American International Group, Inc. 2,035,286
5,775 Ameriprise Financial, Inc. 961,999
10,672 Aon plc 2,222,871
8,502 Arthur J. Gallagher & Company 809,645
2,764 Assurant, Inc. 362,305
368,988 Bank of America Corporation 12,995,757
38,250 Bank of New York Mellon Corporation 1,925,123
89,154 Berkshire Hathaway, Inc.
a
20,193,381
5,375 BlackRock, Inc. 2,702,013
21,227 Capital One Financial Corporation 2,184,471
5,053 Cboe Global Markets, Inc. 606,360
52,109 Charles Schwab Corporation 2,478,304
20,656 Chubb, Ltd. 3,215,313
6,925 Cincinnati Financial Corporation 728,164
99,507 Citigroup, Inc. 7,949,614
19,814 Citizens Financial Group, Inc. 804,647
16,334 CME Group, Inc. 3,278,560
6,570 Comerica, Inc. 471,398
14,288 Discover Financial Services 1,211,908
10,297 E*TRADE Financial Corporation 467,175
1,859 Everest Re Group, Ltd. 514,646
32,346 Fifth Third Bancorp 994,316
7,681 First Republic Bank 902,133
12,713 Franklin Resources, Inc. 330,284
14,525 Goldman Sachs Group, Inc. 3,339,733
16,428 Hartford Financial Services Group,
Inc. 998,330
Shares Common Stock ( 99.4% ) Value
Financials (12.9%) - continued
47,072 Huntington Bancshares, Inc. $ 709,846
25,381 Intercontinental Exchange, Inc. 2,349,012
16,964 Invesco, Ltd. 305,013
142,957 J.P. Morgan Chase & Company 19,928,206
44,893 KeyCorp 908,634
9,040 Lincoln National Corporation 533,450
11,659 Loews Corporation 611,981
6,015 M&T Bank Corporation 1,021,046
1,729 MarketAxess Holdings, Inc. 655,481
23,002 Marsh & McLennan Companies, Inc. 2,562,653
35,628 MetLife, Inc. 1,815,959
7,401 Moody's Corporation 1,757,071
56,068 Morgan Stanley 2,866,196
3,861 MSCI, Inc. 996,833
5,230 Nasdaq, Inc. 560,133
9,657 Northern Trust Corporation 1,025,960
20,243 People's United Financial, Inc. 342,107
19,971 PNC Financial Services Group, Inc. 3,187,971
11,770 Principal Financial Group, Inc. 647,350
26,647 Progressive Corporation 1,928,976
18,323 Prudential Financial, Inc. 1,717,598
5,627 Raymond James Financial, Inc. 503,391
43,967 Regions Financial Corporation 754,474
11,139 S&P Global, Inc. 3,041,504
16,574 State Street Corporation 1,311,003
2,350 SVB Financial Group
a
589,944
27,097 Synchrony Financial 975,763
10,651 T. Rowe Price Group, Inc. 1,297,718
4,541 Torchmark Corporation 477,940
11,764 Travelers Companies, Inc. 1,611,080
61,124 Truist Financial Corporation 3,442,504
64,781 U.S. Bancorp 3,840,865
9,401 Unum Group 274,133
6,614 W.R. Berkley Corporation 457,027
175,420 Wells Fargo & Company 9,437,596
5,860 Willis Towers Watson plc 1,183,368
7,770 Zions Bancorporations NA 403,418
Total 157,954,477
Health Care (14.1%)
80,556 Abbott Laboratories 6,997,094
67,403 AbbVie, Inc. 5,967,862
2,058 ABIOMED, Inc.
a
351,074
14,105 Agilent Technologies, Inc. 1,203,298
10,086 Alexion Pharmaceuticals, Inc.
a
1,090,801
3,269 Align Technology, Inc.
a
912,182
14,962 Allergan plc 2,860,286
6,852 AmerisourceBergen Corporation 582,557
27,082 Amgen, Inc. 6,528,658
11,557 Anthem, Inc. 3,490,561
23,271 Baxter International, Inc. 1,945,921
12,327 Becton, Dickinson and Company 3,352,574
8,224 Biogen, Inc.
a
2,440,307
63,529 Boston Scientific Corporation
a
2,872,781
106,845 Bristol-Myers Squibb Company 6,858,381
13,331 Cardinal Health, Inc. 674,282
18,860 Centene Corporation
a
1,185,728
14,316 Cerner Corporation 1,050,651
17,020 Cigna Holding Company 3,480,420
2,260 Cooper Companies, Inc. 726,115
59,296 CVS Health Corporation 4,405,100
29,137 Danaher Corporation 4,471,947
4,087 DaVita, Inc.
a
306,648
10,137 Dentsply Sirona, Inc. 573,653
9,506 Edwards Lifesciences Corporation
a
2,217,655
38,510 Eli Lilly and Company 5,061,369

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
92
Shares Common Stock ( 99.4% ) Value
Health Care (14.1%) - continued
57,664 Gilead Sciences, Inc. $ 3,747,007
12,058 HCA Healthcare, Inc. 1,782,293
6,688 Henry Schein, Inc.
a
446,223
12,222 Hologic, Inc.
a
638,111
6,036 Humana, Inc. 2,212,315
3,910 IDEXX Laboratories, Inc.
a
1,021,018
6,700 Illumina, Inc.
a
2,222,658
8,149 Incyte Corporation
a
711,571
5,268 Intuitive Surgical, Inc.
a
3,114,178
8,225 IQVIA Holding, Inc.
a
1,270,845
119,958 Johnson & Johnson 17,498,273
4,426 Laboratory Corporation of America
Holdings
a
748,746
8,213 McKesson Corporation 1,136,022
61,093 Medtronic plc 6,931,001
116,043 Merck & Company, Inc. 10,554,111
1,110 Mettler-Toledo International, Inc.
a
880,541
23,525 Mylan NV
a
472,852
5,064 PerkinElmer, Inc. 491,714
6,204 Perrigo Company plc 320,499
252,239 Pfizer, Inc. 9,882,724
6,139 Quest Diagnostics, Inc. 655,584
3,641 Regeneron Pharmaceuticals, Inc.
a
1,367,123
6,554 ResMed, Inc. 1,015,673
3,864 STERIS plc 588,951
14,676 Stryker Corporation 3,081,079
2,110 Teleflex, Inc. 794,288
18,277 Thermo Fisher Scientific, Inc. 5,937,649
43,182 UnitedHealth Group, Inc. 12,694,644
3,661 Universal Health Services, Inc. 525,207
4,143 Varian Medical Systems, Inc.
a
588,347
11,721 Vertex Pharmaceuticals, Inc.
a
2,566,313
2,937 Waters Corporation
a
686,230
2,293 Wellcare Health Plans, Inc.
a
757,172
9,375 Zimmer Biomet Holdings, Inc. 1,403,250
21,709 Zoetis, Inc. 2,873,186
Total 173,225,303
Industrials (9.5%)
26,210 3M Company 4,623,968
6,247 A.O. Smith Corporation 297,607
5,614 Alaska Air Group, Inc. 380,349
4,235 Allegion plc 527,427
17,770 American Airlines Group, Inc. 509,644
10,419 AMETEK, Inc. 1,039,191
17,656 Arconic, Inc. 543,275
24,369 Boeing Company 7,938,445
6,166 C.H. Robinson Worldwide, Inc. 482,181
25,190 Caterpillar, Inc. 3,720,059
3,821 Cintas Corporation 1,028,155
9,324 Copart, Inc.
a
847,925
34,111 Corteva, Inc. 1,008,321
35,444 CSX Corporation 2,564,728
6,983 Cummins, Inc. 1,249,678
14,352 Deere & Company 2,486,628
26,235 Delta Air Lines, Inc. 1,534,223
6,621 Dover Corporation 763,137
18,842 Eaton Corporation plc 1,784,714
27,765 Emerson Electric Company 2,117,359
5,519 Equifax, Inc. 773,322
7,762 Expeditors International of
Washington, Inc. 605,591
26,141 Fastenal Company 965,910
10,941 FedEx Corporation 1,654,389
5,964 Flowserve Corporation 296,828
13,469 Fortive Corporation 1,028,897
Shares Common Stock ( 99.4% ) Value
Industrials (9.5%) - continued
6,342 Fortune Brands Home and Security,
Inc. $ 414,386
10,681 General Dynamics Corporation 1,883,594
398,065 General Electric Company 4,442,405
32,568 Honeywell International, Inc. 5,764,536
1,864 Huntington Ingalls Industries, Inc. 467,640
3,467 IDEX Corporation 596,324
18,277 IHS Markit, Ltd.
a
1,377,172
13,331 Illinois Tool Works, Inc. 2,394,648
10,921 Ingersoll-Rand plc 1,451,619
6,176 Jacobs Engineering Group, Inc. 554,790
3,886 JB Hunt Transport Services, Inc. 453,807
35,160 Johnson Controls International plc 1,431,364
4,518 Kansas City Southern 691,977
10,076 L3Harris Technologies, Inc. 1,993,738
24,484 Linde Public Limited Company 5,212,644
11,314 Lockheed Martin Corporation 4,405,445
12,949 Masco Corporation 621,423
16,217 Nielsen Holdings plc 329,205
11,885 Norfolk Southern Corporation 2,307,235
7,144 Northrop Grumman Corporation 2,457,322
2,911 Old Dominion Freight Line, Inc. 552,450
15,765 PACCAR, Inc. 1,247,012
5,855 Parker-Hannifin Corporation 1,205,076
7,661 Pentair, Ltd. 351,410
6,486 Quanta Services, Inc. 264,045
12,693 Raytheon Company 2,789,160
9,601 Republic Services, Inc. 860,538
5,358 Robert Half International, Inc. 338,358
5,267 Rockwell Automation, Inc. 1,067,463
6,418 Rollins, Inc. 212,821
4,743 Roper Industries, Inc. 1,680,113
2,500 Snap-On, Inc. 423,500
21,588 Southwest Airlines Company 1,165,320
6,929 Stanley Black & Decker, Inc. 1,148,412
10,404 Textron, Inc. 464,018
2,270 TransDigm Group, Inc. 1,271,200
31,641 Union Pacific Corporation 5,720,376
9,919 United Airlines Holdings, Inc.
a
873,765
31,940 United Parcel Service, Inc. 3,738,896
3,426 United Rentals, Inc.
a
571,354
36,979 United Technologies Corporation 5,537,975
7,469 Verisk Analytics, Inc. 1,115,420
1,989 W.W. Grainger, Inc. 673,316
8,300 Wabtec Corporation 645,740
17,790 Waste Management, Inc. 2,027,348
8,208 Xylem, Inc. 646,708
Total 116,615,019
Information Technology (23.1%)
28,945 Accenture plc 6,094,949
22,064 Adobe, Inc.
a
7,276,928
50,758 Advanced Micro Devices, Inc.
a
2,327,762
7,366 Akamai Technologies, Inc.
a
636,275
1,868 Alliance Data Systems Corporation 209,590
13,514 Amphenol Corporation 1,462,620
16,787 Analog Devices, Inc. 1,994,967
3,901 ANSYS, Inc.
a
1,004,156
190,368 Apple, Inc. 55,901,563
42,104 Applied Materials, Inc. 2,570,028
2,472 Arista Networks, Inc.
a
502,805
10,029 Autodesk, Inc.
a
1,839,920
19,722 Automatic Data Processing, Inc. 3,362,601
18,080 Broadcom, Ltd. 5,713,642
5,225 Broadridge Financial Solutions, Inc. 645,496
12,789 Cadence Design Systems, Inc.
a
887,045

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
93
Shares Common Stock ( 99.4% ) Value
Information Technology (23.1%) - continued
6,549 CDW Corporation $ 935,459
193,358 Cisco Systems, Inc. 9,273,450
5,579 Citrix Systems, Inc. 618,711
24,957 Cognizant Technology Solutions
Corporation 1,547,833
35,055 Corning, Inc. 1,020,451
11,668 DXC Technology Company 438,600
2,771 F5 Networks, Inc.
a
386,970
28,013 Fidelity National Information
Services, Inc. 3,896,328
26,031 Fiserv, Inc.
a
3,009,965
3,955 FleetCor Technologies, Inc.
a
1,137,933
6,115 FLIR Systems, Inc. 318,408
6,470 Fortinet, Inc.
a
690,737
4,077 Gartner, Inc.
a
628,266
13,699 Global Payments, Inc. 2,500,889
58,979 Hewlett Packard Enterprise Company 935,407
67,544 HP, Inc. 1,388,029
198,268 Intel Corporation 11,866,340
40,366 International Business Machines
Corporation 5,410,659
11,864 Intuit, Inc. 3,107,538
1,621 IPG Photonics Corporation
a
234,915
3,507 Jack Henry & Associates, Inc. 510,865
15,256 Juniper Networks, Inc. 375,755
8,550 Keysight Technologies, Inc.
a
877,486
7,192 KLA-Tencor Corporation 1,281,399
6,613 Lam Research Corporation 1,933,641
6,065 Leidos Holdings, Inc. 593,703
40,462 MasterCard, Inc. 12,081,549
12,334 Maxim Integrated Products, Inc. 758,664
10,892 Microchip Technology, Inc. 1,140,610
50,458 Micron Technology, Inc.
a
2,713,631
347,712 Microsoft Corporation 54,834,182
7,809 Motorola Solutions, Inc. 1,258,342
10,402 NetApp, Inc. 647,524
26,134 NortonLifeLock, Inc. 666,940
27,894 NVIDIA Corporation 6,563,458
98,745 Oracle Corporation 5,231,510
14,520 Paychex, Inc. 1,235,071
53,518 PayPal Holdings, Inc.
a
5,789,042
5,295 Qorvo, Inc.
a
615,438
52,044 QUALCOMM, Inc. 4,591,842
40,428 Salesforce.com, Inc.
a
6,575,210
10,537 Seagate Technology plc 626,952
8,596 ServiceNow, Inc.
a
2,426,823
7,765 Skyworks Solutions, Inc. 938,633
6,852 Synopsys, Inc.
a
953,798
15,245 TE Connectivity, Ltd. 1,461,081
42,606 Texas Instruments, Inc. 5,465,924
4,709 VeriSign, Inc.
a
907,330
78,024 Visa, Inc. 14,660,710
13,555 Western Digital Corporation 860,336
19,109 Western Union Company 511,739
8,474 Xerox Holdings Corporation 312,436
11,462 Xilinx, Inc. 1,120,640
2,458 Zebra Technologies Corporation
a
627,872
Total 282,927,371
Materials (2.1%)
10,047 Air Products and Chemicals, Inc. 2,360,945
4,833 Albemarle Corporation 353,002
73,844 Amcor plc 800,469
3,806 Avery Dennison Corporation 497,901
14,910 Ball Corporation 964,230
5,509 Celanese Corporation 678,268
Shares Common Stock ( 99.4% ) Value
Materials (2.1%) - continued
9,910 CF Industries Holdings, Inc. $ 473,103
33,797 Dow, Inc. 1,849,710
33,765 DuPont de Nemours, Inc. 2,167,713
6,198 Eastman Chemical Company 491,253
11,430 Ecolab, Inc. 2,205,876
5,908 FMC Corporation 589,737
66,131 Freeport-McMoRan, Inc. 867,639
4,867 International Flavors & Fragrances,
Inc.
b
627,940
17,872 International Paper Company 823,006
11,701 LyondellBasell Industries NV 1,105,510
2,849 Martin Marietta Materials, Inc. 796,694
15,936 Mosaic Company 344,855
37,367 Newmont Mining Corporation 1,623,596
13,820 Nucor Corporation 777,790
4,314 Packaging Corporation of America 483,125
10,778 PPG Industries, Inc. 1,438,755
7,045 Sealed Air Corporation 280,602
3,745 Sherwin-Williams Company 2,185,357
6,033 Vulcan Materials Company 868,692
11,755 WestRock Company 504,407
Total 26,160,175
Real Estate (2.9%)
5,248 Alexandria Real Estate Equities, Inc. 847,972
20,189 American Tower Corporation 4,639,836
6,786 Apartment Investment &
Management Company 350,497
6,366 AvalonBay Communities, Inc. 1,334,950
6,554 Boston Properties, Inc. 903,534
15,258 CBRE Group, Inc.
a
935,163
18,950 Crown Castle International
Corporation 2,693,742
9,513 Digital Realty Trust, Inc. 1,139,087
16,753 Duke Realty Corporation 580,826
3,887 Equinix, Inc. 2,268,842
15,910 Equity Residential 1,287,437
3,012 Essex Property Trust, Inc. 906,190
5,903 Extra Space Storage, Inc. 623,475
3,201 Federal Realty Investment Trust 412,065
22,559 Healthpeak Properties, Inc. 777,609
32,688 Host Hotels & Resorts, Inc. 606,362
13,088 Iron Mountain, Inc. 417,115
19,245 Kimco Realty Corporation 398,564
5,199 Mid-America Apartment
Communities, Inc. 685,540
28,794 Prologis, Inc. 2,566,697
6,847 Public Storage, Inc. 1,458,137
14,855 Realty Income Corporation 1,093,774
7,637 Regency Centers Corporation 481,818
5,132 SBA Communications Corporation 1,236,761
13,986 Simon Property Group, Inc. 2,083,355
3,715 SL Green Realty Corporation 341,334
13,357 UDR, Inc. 623,772
16,989 Ventas, Inc. 980,945
7,220 Vornado Realty Trust 480,130
18,494 Welltower, Inc. 1,512,439
33,963 Weyerhaeuser Company 1,025,683
Total 35,693,651
Utilities (3.3%)
30,259 AES Corporation 602,154
10,955 Alliant Energy Corporation 599,458
11,214 Ameren Corporation 861,235

Large Cap Index Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
94
Shares Common Stock ( 99.4% ) Value
Utilities (3.3%) - continued
22,514 American Electric Power Company,
Inc. $ 2,127,798
8,240 American Water Works Company, Inc. 1,012,284
5,440 Atmos Energy Corporation 608,518
22,892 CenterPoint Energy, Inc. 624,265
12,937 CMS Energy Corporation 812,961
15,152 Consolidated Edison, Inc. 1,370,801
37,516 Dominion Energy, Inc. 3,107,075
8,756 DTE Energy Company 1,137,142
33,228 Duke Energy Corporation 3,030,726
16,345 Edison International, Inc. 1,232,576
9,075 Entergy Corporation 1,087,185
10,388 Evergy, Inc. 676,155
14,757 Eversource Energy 1,255,378
44,308 Exelon Corporation 2,020,002
24,627 FirstEnergy Corporation 1,196,872
22,278 NextEra Energy, Inc. 5,394,841
17,026 NiSource, Inc. 474,004
11,467 NRG Energy, Inc. 455,813
5,124 Pinnacle West Capital Corporation 460,801
32,955 PPL Corporation 1,182,425
23,050 Public Service Enterprise Group, Inc. 1,361,103
12,848 Sempra Energy 1,946,215
47,800 Southern Company 3,044,860
14,377 WEC Energy Group, Inc. 1,325,991
23,901 Xcel Energy, Inc. 1,517,475
Total 40,526,113
Total Common Stock
(cost $643,576,121) 1,219,676,383
Shares
Collateral Held for Securities Loaned
( 0.1% ) Value
1,403,425 Thrivent Cash Management Trust 1,403,425
Total Collateral Held for Securities
Loaned
(cost $1,403,425) 1,403,425
Shares or
Principal
Amount Short-Term Investments ( 0.5% ) Value
Federal Home Loan Bank Discount
Notes
500,000 1.550%, 1/23/2020
c,d
499,560
Thrivent Core Short-Term Reserve
Fund
605,076 1.970% 6,050,757
Total Short-Term Investments (cost
$6,550,283) 6,550,317
Total Investments (cost
$651,529,829) 100.0% $1,227,630,125
Other Assets and Liabilities, Net
(<0.1%) (334,167)
Total Net Assets 100.0% $1,227,295,958
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of
December 31, 2019:
Securities Lending Transactions
Common Stock $ 1,389,135
Total lending $1,389,135
Gross amount payable upon return of
collateral for securities loaned $1,403,425
Net amounts due to counterparty $14,290

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
95
Principal
Amount Bank Loans ( 0.3% )
a
Value
Basic Materials (<0.1%)
Big River Steel, LLC, Term Loan
$ 73,312
6.945%,  (LIBOR 3M +
5.000%), 8/23/2023
b
$ 73,129
MRC Global (US), Inc., Term Loan
68,772
4.799%,  (LIBOR 1M +
3.000%), 9/22/2024
b
68,944
Total 142,073
Capital Goods (<0.1%)
Advanced Disposal Services, Inc.,
Term Loan
135,961
3.853%,  (LIBOR 1W +
2.250%), 11/10/2023
b
136,369
GFL Environmental, Inc., Term Loan
118,496
4.799%,  (LIBOR 1M +
3.000%), 5/31/2025
b
118,580
Total 254,949
Communications Services (0.1%)
Frontier Communications
Corporation, Term Loan
136,500
5.550%,  (LIBOR 1M +
3.750%), 6/15/2024
b
136,974
Intelsat Jackson Holdings SA, Term
Loan
95,000
5.682%,  (LIBOR 3M +
3.750%), 11/27/2023
b
95,085
TNS, Inc., Term Loan
105,386
5.930%,  (LIBOR 3M +
4.000%), 8/14/2022
b,c
102,224
WideOpenWest Finance, LLC, Term
Loan
100,683
5.030%,  (LIBOR 1M +
3.250%), 8/19/2023
b
99,844
Total 434,127
Consumer Cyclical (<0.1%)
Golden Entertainment, Inc., Term
Loan
183,350
4.800%,  (LIBOR 1M +
3.000%), 10/20/2024
b
183,808
Total 183,808
Consumer Non-Cyclical (0.1%)
Air Medical Group Holdings, Inc.,
Term Loan
220,500
5.035%,  (LIBOR 1M +
3.250%), 4/28/2022
b
215,503
78,400
6.049%,  (LIBOR 1M +
4.250%), 3/14/2025
b
75,852
Bausch Health Companies, Inc.,
Term Loan
135,619
4.740%,  (LIBOR 1M + 3.000%),
6/1/2025
b
136,297
Endo International plc, Term Loan
161,683
6.063%,  (LIBOR 1M +
4.250%), 4/27/2024
b
154,408
JBS USA LUX SA, Term Loan
69,475
3.799%,  (LIBOR 1M +
2.000%), 5/1/2026
b
69,880
Principal
Amount Bank Loans ( 0.3% )
a
Value
Consumer Non-Cyclical (0.1%) - continued
McGraw-Hill Global Education
Holdings, LLC, Term Loan
$ 187,373
5.799%,  (LIBOR 1M +
4.000%), 5/4/2022
b
$ 178,681
MPH Acquisition Holdings, LLC, Term
Loan
119,874
4.695%,  (LIBOR 3M +
2.750%), 6/7/2023
b
118,011
Plantronics, Inc., Term Loan
71,957
4.299%,  (LIBOR 1M +
2.500%), 7/2/2025
b
70,230
Total 1,018,862
Energy (<0.1%)
Radiate Holdco, LLC, Term Loan
298,854
4.799%,  (LIBOR 1M +
3.000%), 2/1/2024
b
299,751
Total 299,751
Financials (0.1%)
GGP Nimbus, LLC, Term Loan
113,563
4.299%,  (LIBOR 1M +
2.500%), 8/24/2025
b
112,735
Harland Clarke Holdings Corporation,
Term Loan
144,974
6.695%,  (LIBOR 3M +
4.750%), 11/3/2023
b
115,073
Sable International Finance, Ltd.,
Term Loan
262,400
5.049%,  (LIBOR 1M +
3.250%), 1/31/2026
b
263,835
Total 491,643
Technology (<0.1%)
Prime Security Services Borrower,
LLC, Term Loan
134,662
4.944%,  (LIBOR 1M +
3.250%), 9/23/2026
b
134,932
Rackspace Hosting, Inc., Term Loan
165,848
4.902%,  (LIBOR 3M +
3.000%), 11/3/2023
b
160,711
Total 295,643
Total Bank Loans
(cost $3,165,113) 3,120,856
Principal
Amount Long-Term Fixed Income ( 95.8% ) Value
Asset-Backed Securities (19.2%)
Ares XXXVII CLO, Ltd.
3,400,000
3.171%,  (LIBOR 3M + 1.170%),
10/15/2030, Ser. 2015-4A,
Class A1R
b,d
3,394,424
ARI Fleet Lease Trust
580,365
1.910%,  4/15/2026, Ser.
2017-A, Class A2
d
579,770
Ascentium Equipment Receivables,
LLC
2,250,000
3.210%,  9/11/2023, Ser.
2018-1A, Class A3
d
2,269,781

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
96
Principal
Amount Long-Term Fixed Income ( 95.8% ) Value
Asset-Backed Securities (19.2%) - continued
Assurant CLO III, Ltd.
$ 4,500,000
3.196%,  (LIBOR 3M +
1.230%), 10/20/2031, Ser.
2018-2A, Class A
b,d
$ 4,482,414
Axis Equipment Finance Receivables
Trust
2,000,000
2.630%,  6/20/2024, Ser.
2019-1A, Class A2
d
2,009,174
Bank of the West Auto Trust
1,875,260
2.110%,  1/15/2023, Ser.
2017-1, Class A3
d
1,875,375
BCC Funding XIV, LLC
1,166,218
2.960%,  6/20/2023, Ser.
2018-1A, Class A2
d
1,171,093
Benefit Street Partners CLO IV, Ltd.
4,800,000
3.216%,  (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
b,d
4,808,390
Betony CLO, Ltd.
3,425,000
3.016%,  (LIBOR 3M +
1.080%), 4/30/2031, Ser.
2018-1A, Class A1
b,d
3,395,603
BlueMountain CLO, Ltd.
3,000,000
3.196%,  (LIBOR 3M +
1.230%), 1/20/2029, Ser.
2013-1A, Class A1R2
b,d
3,000,147
1,000,000
2.966%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-3A, Class A1R
b,d
989,221
Business Jet Securities, LLC
586,338
4.335%,  2/15/2033, Ser.
2018-1, Class A
d
592,619
Canadian Pacer Auto Receivables
Trust
506,703
2.050%,  3/19/2021, Ser.
2017-1A, Class A3
d
506,661
Carvana Auto Receivables Trust
2,294,654
2.214%,  10/15/2020, Ser.
2019-3A, Class A1
d
2,294,880
CBAM, Ltd.
5,000,000
3.281%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,d
5,002,145
CCG Receivables Trust
1,147,558
2.500%,  6/16/2025, Ser.
2018-1, Class A2
d
1,150,144
Cedar Funding VI CLO, Ltd.
6,000,000
3.056%,  (LIBOR 3M +
1.090%), 10/20/2028, Ser.
2016-6A, Class AR
b,d
5,996,796
Commonbond Student Loan Trust
179,788
3.200%,  6/25/2032, Ser.
2015-A, Class A
d
179,877
1,112,056
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
d
1,103,800
2,500,341
2.292%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,d
2,459,262
CoreVest American Finance Trust
2,164,443
3.804%,  6/15/2051, Ser.
2018-1, Class A
d
2,232,249
Principal
Amount Long-Term Fixed Income ( 95.8% ) Value
Asset-Backed Securities (19.2%) - continued
Credit Acceptance Auto Loan Trust
$ 2,200,000
3.470%,  5/17/2027, Ser.
2018-2A, Class A
d
$ 2,227,630
Deephaven Residential Mortgage
Trust
2,208,300
4.080%,  10/25/2058, Ser.
2018-4A, Class A1
b,d
2,231,557
DRB Prime Student Loan Trust
742,754
3.692%,  (LIBOR 1M +
1.900%), 10/27/2031, Ser.
2015-B, Class A1
b,d
750,579
Earnest Student Loan Program, LLC
1,285,846
2.650%,  1/25/2041, Ser.
2017-A, Class A2
d
1,284,182
Edlinc Student Loan Funding Trust
287,005
5.122%,  (CMT 3M + 3.150%),
10/1/2025, Ser. 2012-A, Class
AT
b,d
287,081
Fifth Third Auto Trust
612,903
1.800%,  2/15/2022, Ser.
2017-1, Class A3 612,342
Finance of America Structured
Securities Trust
1,515,245
3.375%,  9/25/2028, Ser.
2018-HB1, Class A
b,d
1,515,094
Garrison BSL CLO, Ltd.
5,000,000
2.972%,  (LIBOR 3M + 0.970%),
7/17/2028, Ser. 2018-1A,
Class A1
b,d
4,958,850
GM Financial Automobile Leasing
Trust
6,500,000
3.080%,  12/20/2022, Ser.
2019-1, Class A4 6,589,164
Golden Credit Card Trust
5,000,000
1.980%,  4/15/2022, Ser.
2017-2A, Class A
d
4,999,591
GoldenTree Loan Opportunities, Ltd.
3,000,000
3.228%,  (LIBOR 3M +
1.300%), 10/29/2029, Ser.
2014-9A, Class AJR2
b,d
2,968,665
Golub Capital Partners, Ltd.
6,000,000
3.116%,  (LIBOR 3M + 1.150%),
10/20/2028, Ser. 2018-39A,
Class A1
b,d
6,000,036
Invitation Homes Trust
4,304,725
2.837%,  (LIBOR 1M + 1.100%),
1/17/2038, Ser. 2018-SFR4,
Class A
b,d
4,329,031
Marlette Funding Trust
1,280,135
3.200%,  9/15/2028, Ser.
2018-3A, Class A
d
1,282,620
2,660,465
3.440%,  4/16/2029, Ser.
2019-1A, Class A
d
2,679,696
National Collegiate Trust
1,490,006
2.087%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,d
1,436,598
Nationstar HECM Loan Trust
3,665,363
2.272%,  11/25/2029, Ser.
2019-2A, Class A
b,d
3,664,502
Navient Private Education Loan Trust
2,412,796
2.820%,  2/15/2068, Ser.
2019-CA, Class A1
d
2,423,306

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
97
Principal
Amount Long-Term Fixed Income ( 95.8% ) Value
Asset-Backed Securities (19.2%) - continued
Navient Student Loan Trust
$ 2,550,768
2.180%,  8/15/2068, Ser.
2019-FA, Class A1
d
$ 2,549,235
2,800,000
2.392%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
b,d
2,798,667
2,505,069
2.542%,  (LIBOR 1M +
0.750%), 7/26/2066, Ser.
2017-1A, Class A2
b,d
2,509,447
NCUA Guaranteed Notes
645,999
2.068%,  (LIBOR 1M +
0.350%), 12/7/2020, Ser.
2010-A1, Class A
b
645,801
Neuberger Berman CLO, Ltd.
3,000,000
3.133%,  (LIBOR 3M + 1.180%),
4/22/2029, Ser. 2014-17A,
Class AR
b,d
3,000,036
NextGear Floorplan Master Owner
Trust
4,000,000
2.560%,  10/17/2022, Ser.
2017-2A, Class A2
d
4,014,474
Northstar Education Finance, Inc.
964,840
2.492%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
b,d
954,957
NRZ Excess Spread-Collateralized
Notes Series
1,894,176
3.193%,  1/25/2023, Ser.
2018-PLS1, Class A
d
1,899,975
OZLM VIII, Ltd.
3,500,000
3.172%,  (LIBOR 3M + 1.170%),
10/17/2029, Ser. 2014-8A,
Class A1RR
b,d
3,491,996
PFS Financing Corporation
3,200,000
2.140%,  (LIBOR 1M +
0.400%), 2/17/2022, Ser.
2018-A, Class A
b,d
3,197,531
Pretium Mortgage Credit Partners,
LLC
2,907,063
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
d,e
2,896,594
1,741,439
4.826%,  9/25/2058, Ser.
2018-NPL4, Class A1
d,e
1,749,865
Progress Residential Trust
3,000,000
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
d
3,041,472
Prosper Marketplace Issuance Trust
960,616
3.350%,  10/15/2024, Ser.
2018-2A, Class A
d
962,486
RCO Mortgage, LLC
4,933,515
4.458%,  10/25/2023, Ser.
2018-2, Class A1
d,e
4,960,958
Santander Drive Auto Receivables
Trust
1,250,919
2.208%,  8/17/2020, Ser.
2019-3, Class A1 1,251,020
Santander Retail Auto Lease Trust
1,314,484
2.220%,  1/20/2021, Ser.
2017-A, Class A3
d
1,314,722
SLM Student Loan Trust
2,874,281
2.192%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
2,773,688
Principal
Amount Long-Term Fixed Income ( 95.8% ) Value
Asset-Backed Securities (19.2%) - continued
$ 450,778
2.312%,  (LIBOR 1M +
0.520%), 3/25/2026, Ser.
2011-1, Class A1
b
$ 450,871
Small Business Lending Trust
1,262,032
2.850%,  7/15/2026, Ser.
2019-A, Class A
d
1,262,063
SoFi Consumer Loan Program Trust
68,995
2.930%,  4/26/2027, Ser.
2018-2, Class A1
d
69,018
710,804
3.200%,  8/25/2027, Ser.
2018-3, Class A1
d
711,899
3,361,180
3.010%,  4/25/2028, Ser.
2019-2, Class A
d
3,382,643
SoFi Consumer Loan Program, LLC
655,135
2.770%,  5/25/2026, Ser.
2017-3, Class A
d
657,396
1,589,633
3.060%,  9/25/2028, Ser.
2016-5, Class A
d
1,596,229
SoFi Professional Loan Program, LLC
424,569
2.420%,  3/25/2030, Ser.
2015-A, Class A2
d
424,503
595,595
2.510%,  8/25/2033, Ser.
2015-C, Class A2
d
595,682
314,684
2.642%,  (LIBOR 1M +
0.850%), 7/25/2039, Ser.
2016-E, Class A1
b,d
314,702
Sound Point CLO XX, Ltd.
4,000,000
3.036%,  (LIBOR 3M +
1.100%), 7/26/2031, Ser.
2018-2A, Class A
b,d
3,961,592
Springleaf Funding Trust
768,253
2.900%,  11/15/2029, Ser.
2016-AA, Class A
d
768,537
Synchrony Credit Card Master Note
Trust
1,500,000
3.470%,  5/15/2026, Ser.
2018-2, Class A 1,565,475
Tesla Auto Lease Trust
1,803,854
3.710%,  8/20/2021, Ser.
2018-B, Class A
d
1,827,240
THL Credit Wind River CLO, Ltd.
2,500,000
3.196%,  (LIBOR 3M +
1.230%), 7/20/2030, Ser.
2017-2A, Class A
b,d
2,500,535
Upstart Securitization Trust
1,204,273
3.450%,  4/20/2026, Ser.
2019-1, Class A
d
1,206,031
3,356,066
2.897%,  9/20/2029, Ser.
2019-2, Class A
d
3,365,217
4,000,000
2.684%,  1/21/2030, Ser.
2019-3, Class A
d
3,998,388
Vericrest Opportunity Loan
Transferee
3,656,702
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
d,e
3,654,876
Verizon Owner Trust
4,319,415
2.060%,  4/20/2022, Ser.
2017-3A, Class A1A
d
4,320,837
Voya CLO, Ltd.
1,250,000
3.091%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,d
1,249,961

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
98
Principal
Amount Long-Term Fixed Income ( 95.8% ) Value
Asset-Backed Securities (19.2%) - continued
Wheels SPV 2, LLC
$ 334,463
1.880%,  4/20/2026, Ser.
2017-1A, Class A2
d
$ 334,372
Total 181,965,340
Basic Materials (0.8%)
Dow Chemical Company
1,500,000 3.150%,  5/15/2024 1,553,794
DowDuPont , Inc.
2,000,000 4.205%,  11/15/2023 2,138,004
Glencore Funding, LLC
1,500,000 3.000%,  10/27/2022
d
1,504,299
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 1,110,000
Syngenta Finance NV
1,000,000 4.892%,  4/24/2025
d
1,069,498
Total 7,375,595
Capital Goods (1.2%)
Lockheed Martin Corporation
1,000,000 2.500%,  11/23/2020 1,005,216
Northrop Grumman Corporation
2,000,000 2.550%,  10/15/2022 2,029,254
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,263,194
Roper Technologies, Inc.
500,000 2.800%,  12/15/2021 507,301
1,250,000 3.650%,  9/15/2023 1,311,730
750,000 2.350%,  9/15/2024 753,619
Siemens Financieringsmaatschappij
NV
2,000,000
2.504%,  (LIBOR 3M +
0.610%), 3/16/2022
b,d
2,009,209
Textron, Inc.
2,000,000 3.875%,  3/1/2025 2,118,330
Waste Management, Inc.
750,000 2.950%,  6/15/2024 774,444
Total 11,772,297
Collateralized Mortgage Obligations (19.6%)
Ajax Mortgage Loan Trust
4,633,736
2.956%,  9/25/2065, Ser.
2019-D, Class A1
d
4,599,179
Angel Oak Mortgage Trust I, LLC
2,686,736
3.258%,  4/27/2048, Ser.
2018-1, Class A1
b,d
2,693,702
2,677,812
3.674%,  7/27/2048, Ser.
2018-2, Class A1
b,d
2,702,512
Antler Mortgage Trust
2,500,000
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
d
2,511,798
3,250,000
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
d
3,271,057
Banc of America Funding Trust
965,448
3.945%,  1/25/2035, Ser.
2004-D, Class 4A1
b
949,583
1,552,118
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 1,591,970
Principal
Amount Long-Term Fixed Income ( 95.8% ) Value
Collateralized Mortgage Obligations (19.6%) -
continued
Bear Stearns Adjustable Rate
Mortgage Trust
$ 274,911
4.270%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
$ 281,859
616,418
4.753%,  10/25/2036, Ser.
2006-4, Class 1A1
b
604,823
Bellemeade Re, Ltd.
349,471
2.742%,  (LIBOR 1M + 0.950%),
8/25/2028, Ser. 2018-2A,
Class M1A
b,d
349,499
BRAVO Residential Funding Trust
2,119,912
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
d
2,144,463
4,812,093
2.748%,  11/25/2059, Ser.
2019-NQM2, Class A1
b,d
4,804,014
Cascade Funding Mortgage Trust
2,623,609
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
b,d
2,690,334
Civic Mortgage, LLC
2,069,302
4.349%,  11/25/2022, Ser.
2018-2, Class A1
d,e
2,069,714
COLT Funding, LLC
612,192
3.470%,  7/27/2048, Ser.
2018-2, Class A1
b,d
613,691
2,446,148
2.764%,  8/25/2049, Ser.
2019-3, Class A1
b,d
2,442,815
Countrywide Alternative Loan Trust
276,372
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 266,812
299,340
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 287,423
544,463
6.000%,  1/25/2037, Ser.
2006-39CB, Class 1A16 547,094
Countrywide Home Loans, Inc.
727,858
3.799%,  9/20/2036, Ser.
2006-HYB5, Class 2A1
b
670,568
Credit Suisse Mortgage Capital
Certificates
5,000,000
2.720%,  (LIBOR 1M +
0.980%), 5/15/2036, Ser.
2019-ICE4, Class A
b,d
5,010,449
4,897,894
3.322%,  10/25/2058, Ser.
2019-RPL8, Class A1
b,d
4,902,268
Deephaven Residential Mortgage
Trust
4,883,240
2.791%,  10/25/2059, Ser.
2019-4A, Class A1
b,d
4,883,519
Eagle RE 2019-1, Ltd.
1,748,030
3.042%,  (LIBOR 1M +
1.250%), 4/25/2029, Ser.
2019-1, Class M1A
b,d
1,747,397
Federal Home Loan Mortgage
Corporation - REMIC
1,952,071
3.000%,  8/15/2040, Ser.
4364, Class A 1,982,694
Federal National Mortgage
Association - REMIC
1,887,462
4.000%,  3/25/2029, Ser.
2012-74, Class V 1,959,963
6,209,475
3.000%,  2/25/2040, Ser.
2018-13, Class EB 6,269,458

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
99
Principal
Amount Long-Term Fixed Income ( 95.8% ) Value
Collateralized Mortgage Obligations (19.6%) -
continued
$ 880,526
3.000%,  1/25/2041, Ser.
2015-79, Class BA $ 889,716
930,259
3.000%,  8/25/2041, Ser.
2015-80, Class LA 945,283
3,190,821
3.000%,  2/25/2044, Ser.
2016-81, Class PA 3,254,040
7,063,305
2.000%,  4/25/2045, Ser.
2015-22, Class EG 6,980,142
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
212,238
2.250%,  6/25/2025, Ser.
2010-58, Class PT 212,108
FWD Securitization Trust
3,637,512
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,d
3,630,989
GCAT Trust
3,807,381
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
d,e
3,815,448
Genworth Mortgage Insurance
Corporation
2,000,000
3.692%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,d
2,007,253
GMAC Mortgage Corporation Loan
Trust
64,454
2.292%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,f
78,052
319,014
5.750%,  10/25/2036, Ser.
2006-HE3, Class A2
b
321,855
GS Mortgage-Backed Securities Trust
3,172,118
3.750%,  10/25/2057, Ser.
2018-RPL1, Class A1A
d
3,275,594
1,302,375
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,d
1,291,597
GSAA Home Equity Trust
844,140
4.484%,  8/25/2034, Ser.
2004-10, Class M2
e
873,000
Homeward Opportunities Fund I Trust
4,865,701
3.454%,  1/25/2059, Ser.
2019-1, Class A1
b,d
4,891,506
Homeward Opportunities Fund Trust
2,490,552
3.766%,  6/25/2048, Ser.
2018-1, Class A1
b,d
2,506,189
J.P. Morgan Alternative Loan Trust
1,148,128
4.237%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
1,087,267
Legacy Mortgage Asset Trust
3,792,625
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
d
3,828,216
3,472,809
3.250%,  11/25/2059, Ser.
2019-GS7, Class A1
d,e
3,474,055
Master Asset Securitization Trust
931,606
2.292%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
380,542
Merrill Lynch Mortgage Investors
Trust
256,536
2.977%,  (LIBOR 1M + 1.185%),
7/25/2035, Ser. 2004-WMC5,
Class M3
b
256,774
Principal
Amount Long-Term Fixed Income ( 95.8% ) Value
Collateralized Mortgage Obligations (19.6%) -
continued
Mortgage Equity Conversion Asset
Trust
$ 3,053,440
2.020%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
b,d
$ 2,828,961
2,965,395
2.000%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
b,d
2,773,255
New Residential Mortgage, LLC
2,738,538
3.790%,  7/25/2054, Ser.
2018-FNT2, Class A
d
2,748,240
Oaktown Re II, Ltd.
590,508
3.342%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,d
590,624
Preston Ridge Partners Mortgage
Trust, LLC
1,208,619
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
d,e
1,211,530
2,173,066
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
d,e
2,178,111
3,882,923
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,d
3,878,570
2,973,980
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
d,e
2,973,880
Radnor RE, Ltd.
2,016,433
3.192%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,d
2,016,431
1,012,339
3.042%,  (LIBOR 1M +
1.250%), 2/25/2029, Ser.
2019-1, Class M1A
b,d
1,011,980
RCO Mortgage, LLC
3,914,014
3.475%,  11/25/2024, Ser.
2019-2, Class A1
d,e
3,908,621
3,353,434
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
b,d
3,406,769
Renaissance Home Equity Loan Trust
1,143,810
5.285%,  1/25/2037, Ser.
2006-4, Class AF2
e
575,981
Residential Asset Securitization Trust
591,735
5.750%,  2/25/2036, Ser.
2005-A15, Class 5A1 400,069
Residential Funding Mortgage
Security I Trust
412,947
5.500%,  10/25/2021, Ser.
2006-S10, Class 2A1 393,759
Silver Hill Trust
3,000,000
3.046%,  11/25/2049, Ser.
2019-SBC1, Class A1
d
2,999,914
Specialty Underwriting and
Residential Finance Trust
3,069,670
2.792%,  (LIBOR 1M +
1.000%), 7/25/2035, Ser.
2004-BC3, Class A2C
b
3,054,796
3,434,732
2.772%,  (LIBOR 1M +
0.980%), 10/25/2035, Ser.
2004-BC4, Class A2C
b
3,429,768
Stanwich Mortgage Loan Trust
3,450,571
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
d,e
3,444,344

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
100
Principal
Amount Long-Term Fixed Income ( 95.8% ) Value
Collateralized Mortgage Obligations (19.6%) -
continued
Starwood Mortgage Residential Trust
$ 2,915,733
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,d
$ 2,964,366
Terwin Mortgage Trust
1,402,919
2.792%,  (LIBOR 1M +
1.000%), 12/25/2034, Ser.
2004-21HE, Class 2M2
b,d
1,411,007
Toorak Mortgage Corporation
2,500,000
4.375%,  8/25/2021, Ser.
2018-1, Class A1
d,e
2,511,256
3,000,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
d,e
3,026,712
Vericrest Opportunity Loan
Transferee
3,795,907
3.376%,  11/26/2049, Ser.
2019-NPL9, Class A1A
d,e
3,793,615
3,000,000
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
d,e
2,998,548
Vericrest Opportunity Loan Trust
2,667,075
3.967%,  3/25/2049, Ser.
2019-NPL3, Class A1
d,e
2,680,762
1,348,457
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
d,e
1,346,116
Verus Securitization Trust
3,269,103
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,d
3,302,253
3,955,781
3.211%,  5/25/2059, Ser.
2019-2, Class A1
b,d
3,979,184
3,653,802
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,d
3,654,996
Wachovia Asset Securitization, Inc.
433,840
1.848%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,d,f
407,811
Wachovia Mortgage Loan Trust, LLC
276,685
4.180%,  5/20/2036, Ser.
2006-A, Class 2A1
b
273,401
WaMu Mortgage Pass Through
Certificates
2,015,283
3.119%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
1,922,016
1,192,660
2.979%,  (12 MTA + 0.740%),
1/25/2047, Ser. 2006-AR19,
Class 1A
b
1,160,406
Total 186,106,336
Commercial Mortgage-Backed Securities (0.3%)
Federal National Mortgage
Association - ACES
2,095,774
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
b
2,116,427
GSAA Home Equity Trust
1,025,867
3.742%,  (LIBOR 1M + 1.950%),
5/25/2034, Ser. 2004-4, Class
M2
b
1,063,796
Total 3,180,223
Communications Services (1.8%)
American Tower Corporation
2,200,000 3.450%,  9/15/2021 2,250,004
1,500,000 3.375%,  5/15/2024 1,556,609
Principal
Amount Long-Term Fixed Income ( 95.8% ) Value
Communications Services (1.8%) - continued
AT&T, Inc.
$ 1,000,000 3.200%,  3/1/2022 $ 1,023,913
2,000,000
2.799%,  (LIBOR 3M +
0.890%), 2/15/2023
b
2,016,086
Charter Communications Operating,
LLC
1,000,000 3.579%,  7/23/2020 1,006,358
1,000,000 4.500%,  2/1/2024 1,075,409
Cox Communications, Inc.
1,500,000 3.150%,  8/15/2024
d
1,541,181
Crown Castle International
Corporation
250,000 3.400%,  2/15/2021 253,360
1,000,000 2.250%,  9/1/2021 1,002,641
1,000,000 3.200%,  9/1/2024 1,033,717
Discovery Communications, LLC
2,000,000 2.950%,  3/20/2023 2,037,142
Fox Corporation
1,000,000 3.666%,  1/25/2022
d
1,032,327
Omnicom Group, Inc.
1,242,000 3.625%,  5/1/2022 1,286,032
Total 17,114,779
Consumer Cyclical (1.8%)
Alibaba Group Holding, Ltd.
500,000 2.800%,  6/6/2023 506,602
BMW U.S. Capital, LLC
2,000,000 3.150%,  4/18/2024
d
2,067,232
Daimler Finance North America, LLC
2,000,000
2.421%,  (LIBOR 3M +
0.530%), 5/5/2020
b,d
2,002,172
1,000,000
2.742%,  (LIBOR 3M + 0.840%),
5/4/2023
b,d
1,004,046
Ford Motor Credit Company, LLC
1,000,000
3.145%,  (LIBOR 3M +
1.235%), 2/15/2023
b
983,272
General Motors Financial Company,
Inc.
1,900,000 3.950%,  4/13/2024 1,985,132
Home Depot, Inc.
1,900,000 4.400%,  4/1/2021 1,950,762
Hyundai Capital Services, Inc.
1,000,000 3.000%,  3/6/2022
d
1,010,790
1,500,000 3.000%,  8/29/2022
d
1,516,871
Ralph Lauren Corporation
275,000 2.625%,  8/18/2020 276,043
Volkswagen Group of America
Finance, LLC
2,000,000 4.250%,  11/13/2023
d
2,129,826
1,500,000 2.850%,  9/26/2024
d
1,522,431
Total 16,955,179
Consumer Non-Cyclical (4.0%)
Abbott Laboratories
1,263,000 2.550%,  3/15/2022 1,283,163
AbbVie, Inc.
1,900,000 2.300%,  11/21/2022
d
1,909,012
1,920,000 3.600%,  5/14/2025 2,024,935
Actavis Funding SCS
2,000,000 3.850%,  6/15/2024 2,099,184

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
101
Principal
Amount Long-Term Fixed Income ( 95.8% ) Value
Consumer Non-Cyclical (4.0%) - continued
Altria Group, Inc.
$ 2,000,000 3.800%,  2/14/2024 $ 2,103,491
Anheuser-Busch InBev Finance, Inc.
1,272,000 3.300%,  2/1/2023 1,316,888
Becton, Dickinson and Company
750,000
2.836%,  (LIBOR 3M +
0.875%), 12/29/2020
b
750,368
2,050,000 3.125%,  11/8/2021 2,088,175
Bristol-Myers Squibb Company
2,000,000 3.625%,  5/15/2024
d
2,112,096
Cargill, Inc.
1,000,000 3.250%,  3/1/2023
d
1,032,558
CK Hutchison International, Ltd.
2,000,000 2.750%,  3/29/2023
d
2,010,392
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,883,318
Constellation Brands, Inc.
1,000,000 2.700%,  5/9/2022 1,012,131
500,000 3.200%,  2/15/2023 513,402
CVS Health Corporation
1,750,000 3.700%,  3/9/2023 1,821,793
1,000,000 4.000%,  12/5/2023 1,057,574
1,000,000 4.100%,  3/25/2025 1,072,642
General Mills, Inc.
1,500,000
3.012%,  (LIBOR 3M + 1.010%),
10/17/2023
b
1,522,859
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
d
1,766,900
Imperial Tobacco Finance plc
1,500,000 3.750%,  7/21/2022
d
1,543,756
Mead Johnson Nutrition Company
1,000,000 3.000%,  11/15/2020 1,008,731
Smithfield Foods, Inc.
2,000,000 2.650%,  10/3/2021
d
1,987,896
UnitedHealth Group, Inc.
1,000,000 3.500%,  2/15/2024 1,054,886
Zimmer Biomet Holdings, Inc.
1,500,000
2.653%,  (LIBOR 3M +
0.750%), 3/19/2021
b
1,500,147
Zoetis, Inc.
1,450,000 3.250%,  2/1/2023 1,491,944
Total 37,968,241
Energy (3.0%)
BP Capital Markets America, Inc.
1,500,000
2.553%,  (LIBOR 3M +
0.650%), 9/19/2022
b
1,507,526
1,000,000 3.790%,  2/6/2024 1,063,463
Continental Resources, Inc.
1,900,000 4.500%,  4/15/2023 1,984,037
Diamondback Energy, Inc.
950,000 2.875%,  12/1/2024 960,198
Encana Corporation
1,000,000 3.900%,  11/15/2021 1,023,621
Energy Transfer Operating, LP
1,660,000 4.200%,  9/15/2023 1,741,952
EOG Resources, Inc.
1,025,000 2.625%,  3/15/2023 1,043,475
Principal
Amount Long-Term Fixed Income ( 95.8% ) Value
Energy (3.0%) - continued
Exxon Mobil Corporation
$ 1,785,000
2.257%,  (LIBOR 3M + 0.370%),
3/6/2022
b
$ 1,795,807
Hess Corporation
2,000,000 3.500%,  7/15/2024 2,043,153
Marathon Oil Corporation
1,000,000 2.800%,  11/1/2022 1,016,322
Marathon Petroleum Corporation
1,325,000 3.400%,  12/15/2020 1,340,014
MPLX, LP
500,000 3.500%,  12/1/2022
d
514,492
1,500,000 4.875%,  6/1/2025 1,637,100
Newfield Exploration Company
1,000,000 5.750%,  1/30/2022 1,062,646
Occidental Petroleum Corporation
1,900,000 2.700%,  8/15/2022 1,919,294
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 1,008,621
Petroleos Mexicanos
1,201,750 2.378%,  4/15/2025 1,213,867
Plains All American Pipeline, LP
2,000,000 3.850%,  10/15/2023 2,069,872
Schlumberger Holdings Corporation
1,500,000 3.750%,  5/1/2024
d
1,579,543
Transcontinental Gas Pipe Line
Company, LLC
600,000 7.850%,  2/1/2026 761,916
Williams Partners, LP
1,325,000 3.600%,  3/15/2022 1,361,897
Total 28,648,816
Financials (13.2%)
ABN AMRO Bank NV
1,900,000 2.450%,  6/4/2020
d
1,902,918
AerCap Ireland Capital Designated
Activity Company and AerCap
Global Aviation Trust
1,000,000 3.300%,  1/23/2023 1,024,465
American Express Credit Corporation
850,000
2.944%,  (LIBOR 3M +
1.050%), 9/14/2020
b
854,806
American International Group, Inc.
1,150,000 3.300%,  3/1/2021 1,166,536
Athene Global Funding
2,000,000
3.319%,  (LIBOR 3M +
1.230%), 7/1/2022
b,d
2,026,925
Banco Santander SA
800,000
3.121%,  (LIBOR 3M + 1.120%),
4/12/2023
b
805,136
Bank of America Corporation
500,000 2.816%,  7/21/2023
b
508,045
1,000,000 3.458%,  3/15/2025
b
1,043,883
1,900,000 2.456%,  10/22/2025
b
1,910,919
Bank of Montreal
1,500,000 3.300%,  2/5/2024 1,562,360
Barclays plc
1,250,000 3.250%,  1/12/2021 1,260,550
1,000,000 3.684%,  1/10/2023 1,025,091
2,000,000
3.284%,  (LIBOR 3M +
1.380%), 5/16/2024
b
2,022,843

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
102
Principal
Amount Long-Term Fixed Income ( 95.8% ) Value
Financials (13.2%) - continued
BNP Paribas SA
$ 960,000 2.819%,  11/19/2025
b,d
$ 970,486
BPCE SA
1,000,000
3.119%,  (LIBOR 3M +
1.220%), 5/22/2022
b,d
1,014,186
Branch Banking and Trust Company
1,800,000 2.150%,  12/6/2024 1,795,424
Capital One Financial Corporation
2,000,000
2.661%,  (LIBOR 3M + 0.760%),
5/12/2020
b
2,003,750
1,500,000 3.900%,  1/29/2024 1,589,786
Capital One NA
1,000,000
2.724%,  (LIBOR 3M +
0.820%), 8/8/2022
b
1,007,487
Citigroup, Inc.
1,500,000
2.900%,  (LIBOR 3M +
0.960%), 4/25/2022
b
1,519,744
1,890,000 2.312%,  11/4/2022
b
1,895,487
CNA Financial Corporation
1,250,000 5.750%,  8/15/2021 1,321,003
Comerica, Inc.
750,000 3.700%,  7/31/2023 789,449
Compass Bank
1,500,000 2.875%,  6/29/2022 1,520,706
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
1,600,000 2.500%,  1/19/2021 1,609,291
Credit Suisse Group AG
1,500,000 6.500%,  8/8/2023
d
1,670,625
990,000 7.500%,  12/11/2023
b,d,g
1,112,512
Danske Bank AS
1,500,000 5.375%,  1/12/2024
d
1,646,067
Discover Bank
1,250,000 2.450%,  9/12/2024 1,246,083
Fifth Third Bancorp
1,185,000 2.875%,  10/1/2021 1,202,627
1,900,000 2.375%,  1/28/2025 1,901,242
Goldman Sachs Group, Inc.
2,160,000
3.094%,  (LIBOR 3M +
1.160%), 4/23/2020
b
2,164,864
1,915,000 3.272%,  9/29/2025
b
1,980,810
HSBC Bank Canada
1,000,000 3.300%,  11/28/2021
d
1,025,243
HSBC Holdings plc
1,325,000
3.543%,  (LIBOR 3M +
1.500%), 1/5/2022
b
1,351,228
2,000,000 3.262%,  3/13/2023
b
2,044,856
1,500,000 6.250%,  3/23/2023
b,g,h
1,591,875
Huntington Bancshares, Inc.
1,550,000 3.150%,  3/14/2021 1,568,956
ING Groep NV
1,650,000 6.000%,  4/16/2020
b,g
1,658,745
2,600,000
3.111%,  (LIBOR 3M + 1.150%),
3/29/2022
b
2,635,470
500,000 4.625%,  1/6/2026
d
555,658
International Lease Finance
Corporation
1,560,000 5.875%,  8/15/2022 1,698,796
J.P. Morgan Chase & Company
1,250,000 5.300%,  5/1/2020
b,g
1,259,500
1,750,000 3.875%,  9/10/2024 1,872,112
Principal
Amount Long-Term Fixed Income ( 95.8% ) Value
Financials (13.2%) - continued
$ 1,500,000
2.860%,  (LIBOR 3M +
0.850%), 1/10/2025
b
$ 1,509,086
Kilroy Realty, LP
750,000 3.800%,  1/15/2023 776,902
Lincoln National Corporation
1,000,000 4.000%,  9/1/2023 1,064,053
Lloyds Banking Group plc
1,500,000 2.858%,  3/17/2023
b
1,518,246
2,000,000 2.907%,  11/7/2023
b
2,029,015
350,000 4.582%,  12/10/2025 378,670
Macquarie Group, Ltd.
1,500,000
2.934%,  (LIBOR 3M +
1.020%), 11/28/2023
b,d
1,509,495
Mitsubishi UFJ Financial Group, Inc.
1,325,000
2.947%,  (LIBOR 3M +
1.060%), 9/13/2021
b
1,339,302
1,400,000
2.819%,  (LIBOR 3M +
0.920%), 2/22/2022
b
1,412,172
Mizuho Financial Group Cayman 3,
Ltd.
825,000 4.600%,  3/27/2024
d
880,919
Mizuho Financial Group, Inc.
1,325,000
3.027%,  (LIBOR 3M + 1.140%),
9/13/2021
b
1,340,845
1,500,000 2.555%,  9/13/2025
b
1,499,062
Morgan Stanley
1,000,000
5.611%,  (LIBOR 3M + 3.610%),
4/15/2020
b,g
1,008,800
1,800,000 4.100%,  5/22/2023 1,900,192
750,000 2.720%,  7/22/2025
b
759,082
1,750,000 5.000%,  11/24/2025 1,969,649
Nationwide Building Society
2,000,000 3.766%,  3/8/2024
b,d
2,069,421
PayPal Holdings, Inc.
1,000,000 2.200%,  9/26/2022 1,005,151
1,000,000 2.400%,  10/1/2024 1,009,298
Peachtree Corners Funding Trust
1,375,000 3.976%,  2/15/2025
d
1,452,436
Realty Income Corporation
2,000,000 3.250%,  10/15/2022 2,064,461
Reinsurance Group of America, Inc.
2,000,000 4.700%,  9/15/2023 2,168,199
Royal Bank of Scotland Group plc
2,000,000
3.380%,  (LIBOR 3M +
1.470%), 5/15/2023
b
2,022,031
1,000,000 3.498%,  5/15/2023
b
1,023,975
Santander Holdings USA, Inc.
1,000,000 3.400%,  1/18/2023 1,024,730
Santander UK Group Holdings plc
750,000 3.125%,  1/8/2021 756,409
Simon Property Group, LP
1,390,000 2.500%,  9/1/2020 1,393,387
1,600,000 2.500%,  7/15/2021 1,612,288
Societe Generale SA
1,800,000 2.625%,  10/16/2024
d
1,799,074
Stadshypotek AB
2,000,000 2.500%,  4/5/2022
d
2,025,409
Standard Chartered plc
1,175,000 3.950%,  1/11/2023
d
1,210,795

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
103
Principal
Amount Long-Term Fixed Income ( 95.8% ) Value
Financials (13.2%) - continued
State Street Corporation
$ 2,499,000
2.804%,  (LIBOR 3M +
0.900%), 8/18/2020
b
$ 2,512,045
1,415,000 2.354%,  11/1/2025
b
1,419,867
Sumitomo Mitsui Financial Group,
Inc.
1,700,000 2.448%,  9/27/2024 1,702,798
SunTrust Banks, Inc.
775,000 2.900%,  3/3/2021 782,970
Synchrony Financial
1,440,000
3.132%,  (LIBOR 3M +
1.230%), 2/3/2020
b
1,441,131
250,000 2.850%,  7/25/2022 252,968
1,485,000 4.250%,  8/15/2024 1,583,698
USB Realty Corporation
95,000
3.148%,  (LIBOR 3M + 1.147%),
1/15/2022
b,d,g
81,937
Ventas Realty, LP
2,000,000 3.100%,  1/15/2023 2,045,994
Voya Financial, Inc.
500,000 5.650%,  5/15/2053
b
531,605
Wells Fargo & Company
538,000
5.664%,  (LIBOR 3M +
3.770%), 3/15/2020
b,g
544,725
750,000 3.450%,  2/13/2023 776,541
1,500,000 3.750%,  1/24/2024 1,584,317
1,890,000 2.406%,  10/30/2025
b
1,890,000
Total 125,021,695
Mortgage-Backed Securities (4.0%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
370,779 3.000%,  8/1/2047 379,401
3,535,634 3.500%,  7/1/2049 3,632,843
Federal National Mortgage
Association
875,628 3.500%,  10/1/2048 907,225
1,000,000 3.500%,  8/1/2049 1,038,513
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
3,250,000 2.500%,  1/1/2035
i
3,277,459
14,328,000 3.000%,  1/1/2035
i
14,679,596
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
298,768
3.757%,  (LIBOR 12M +
1.482%), 1/1/2043
b
306,584
11,312,000 3.000%,  1/1/2048
i
11,465,301
2,433,916 4.000%,  7/1/2048 2,536,759
Total 38,223,681
Technology (1.4%)
Apple, Inc.
1,735,000
2.205%,  (LIBOR 3M +
0.300%), 5/6/2020
b
1,736,598
Dell International, LLC/ EMC
Corporation
1,500,000 4.000%,  7/15/2024
d
1,570,257
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 2,033,782
Principal
Amount Long-Term Fixed Income ( 95.8% ) Value
Technology (1.4%) - continued
Global Payments, Inc.
$ 875,000 2.650%,  2/15/2025 $ 878,127
Hewlett Packard Enterprise Company
1,750,000 3.500%,  10/5/2021 1,793,647
Marvell Technology Group, Ltd.
1,000,000 4.200%,  6/22/2023 1,055,372
Panasonic Corporation
1,000,000 2.536%,  7/19/2022
d
1,008,207
1,000,000 2.679%,  7/19/2024
d
1,017,567
Texas Instruments, Inc.
1,000,000 1.750%,  5/1/2020 999,410
VMware, Inc.
1,000,000 2.950%,  8/21/2022 1,019,030
Total 13,111,997
Transportation (2.4%)
Air Canada Pass Through Trust
1,044,521 3.875%,  3/15/2023
d
1,053,249
Air Lease Corporation
1,750,000 3.500%,  1/15/2022 1,797,766
1,500,000 4.250%,  2/1/2024 1,608,053
Aircastle , Ltd.
1,500,000 4.400%,  9/25/2023 1,584,918
American Airlines Pass Through Trust
744,914 4.950%,  1/15/2023 776,319
657,607 3.700%,  5/1/2023 662,011
Avolon Holdings Funding, Ltd.
1,500,000 3.950%,  7/1/2024
d
1,563,150
British Airways plc
1,077,080 4.625%,  6/20/2024
d
1,139,413
Continental Airlines, Inc.
2,210,255 4.150%,  4/11/2024 2,321,087
Delta Air Lines, Inc.
323,434 4.750%,  5/7/2020 326,108
1,900,000 2.900%,  10/28/2024 1,900,817
ERAC USA Finance, LLC
1,600,000 2.600%,  12/1/2021
d
1,611,892
J.B. Hunt Transport Services, Inc.
1,175,000 3.300%,  8/15/2022 1,209,795
Penske Truck Leasing Company, LP
750,000 3.650%,  7/29/2021
d
767,135
1,000,000 2.700%,  11/1/2024
d
1,006,242
1,000,000 3.950%,  3/10/2025
d
1,061,509
Ryder System, Inc.
1,000,000 3.400%,  3/1/2023 1,030,726
TTX Company
800,000 4.125%,  10/1/2023
d
847,750
Total 22,267,940
U.S. Government & Agencies (19.9%)
Federal Home Loan Bank
6,500,000 2.500%,  2/13/2024 6,696,678
3,000,000 1.500%,  8/15/2024 2,974,063
Federal National Mortgage
Association
3,000,000 2.875%,  9/12/2023 3,129,289
U.S. Treasury Bonds
1,325,000 2.250%,  11/15/2027 1,360,919
1,335,000 5.500%,  8/15/2028 1,717,044
15,250,000 2.625%,  2/15/2029 16,150,221

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
104
Principal
Amount Long-Term Fixed Income ( 95.8% ) Value
U.S. Government & Agencies (19.9%) - continued
$ 200,000 3.000%,  5/15/2042 $ 222,227
1,425,000 2.500%,  5/15/2046 1,453,047
400,000 2.875%,  5/15/2049 440,394
U.S. Treasury Notes
1,100,000 1.875%,  12/15/2020 1,102,321
2,500,000 2.500%,  2/28/2021 2,524,121
1,550,000 1.375%,  5/31/2021 1,545,019
1,250,000 2.625%,  6/15/2021 1,267,941
29,095,000 1.125%,  8/31/2021 28,864,156
35,900,000 2.500%,  1/15/2022 36,538,133
1,500,000 1.875%,  7/31/2022 1,509,907
19,585,000 2.000%,  11/30/2022 19,795,104
9,350,000 2.750%,  7/31/2023 9,702,642
18,820,000 2.500%,  1/31/2024 19,423,804
8,375,000 1.250%,  8/31/2024 8,207,119
2,000,000 2.875%,  7/31/2025 2,118,715
18,125,000 2.625%,  1/31/2026 18,991,692
U.S. Treasury Notes, TIPS
3,257,220 0.125%,  4/15/2021 3,250,435
Total 188,984,991
Utilities (3.2%)
Ameren Corporation
1,150,000 2.700%,  11/15/2020 1,156,104
750,000 2.500%,  9/15/2024 755,836
American Electric Power Company,
Inc.
1,000,000 3.650%,  12/1/2021 1,031,425
CenterPoint Energy, Inc.
1,750,000 3.850%,  2/1/2024 1,844,776
DTE Energy Company
1,500,000 3.700%,  8/1/2023 1,564,908
1,500,000 2.529%,  10/1/2024 1,505,882
Edison International
1,420,000 2.950%,  3/15/2023 1,420,577
Enel Finance International NV
2,000,000 2.750%,  4/6/2023
d
2,013,142
Exelon Corporation
1,650,000 2.850%,  6/15/2020 1,653,673
1,250,000 3.497%,  6/1/2022 1,283,215
Exelon Generation Company, LLC
1,255,000 2.950%,  1/15/2020 1,255,202
ITC Holdings Corporation
1,500,000 2.700%,  11/15/2022 1,517,936
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
d
1,631,808
National Rural Utilities Cooperative
Finance Corporation
1,150,000 4.750%,  4/30/2043
b
1,198,486
NiSource Finance Corporation
1,000,000 2.650%,  11/17/2022 1,011,722
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
b,g
1,281,250
PPL Capital Funding, Inc.
1,580,000 3.500%,  12/1/2022 1,633,810
Public Service Enterprise Group, Inc.
2,000,000 2.875%,  6/15/2024 2,042,996
Sempra Energy
1,250,000 2.400%,  3/15/2020 1,250,080
1,875,000 3.550%,  6/15/2024 1,963,027
Principal
Amount Long-Term Fixed Income ( 95.8% ) Value
Utilities (3.2%) - continued
Southern Company
$ 1,500,000 2.950%,  7/1/2023 $ 1,537,703
Total 30,553,558
Total Long-Term Fixed Income
(cost $898,402,788) 909,250,668
Shares
Registered Investment Companies
( 2.1% ) Value
Unaffiliated  (2.1%)
245,500 Vanguard Short-Term Corporate
Bond ETF 19,892,865
Total 19,892,865
Total Registered Investment
Companies (cost $19,856,608) 19,892,865
Shares Preferred Stock ( 0.2% ) Value
Financials (0.2%)
66,000 Citigroup Capital XIII, 8.306%
b
1,834,800
Total 1,834,800
Total Preferred Stock
(cost $1,821,600) 1,834,800
Shares Common Stock ( <0.1% ) Value
Energy (<0.1%)
38,985 Pacific Drilling SA
j
159,059
Total 159,059
Total Common Stock
(cost $793,888) 159,059
Shares
Collateral Held for Securities Loaned
( <0.1% ) Value
220,000 Thrivent Cash Management Trust 220,000
Total Collateral Held for Securities
Loaned
(cost $220,000) 220,000
Shares or
Principal
Amount Short-Term Investments ( 4.0% ) Value
Federal Home Loan Bank Discount
Notes
1,000,000 1.570%, 3/4/2020
k,l
997,313
Thrivent Core Short-Term Reserve
Fund
3,682,212 1.970% 36,822,123
Total Short-Term Investments (cost
$37,819,375) 37,819,436
Total Investments (cost
$962,079,372) 102.4% $972,297,684
Other Assets and Liabilities, Net
(2.4%) (23,073,732)
Total Net Assets 100.0% $949,223,952

Limited Maturity Bond Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
105
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2019. The rates of certain variable rate
securities are based on a published reference rate and spread;
these may vary by security and the reference rate and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of December 31, 2019, the value of these investments was $384,394,047 or 40.5% of
total net assets.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of December
31, 2019.
f All or a portion of the security is insured or guaranteed.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h All or a portion of the security is on loan.
i Denotes investments purchased on a when-issued or delayed
delivery basis.
j Non-income producing security.
k The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond Portfolio as of December 31, 2019:
Securities Lending Transactions
Long-Term Fixed Income $ 212,250
Total lending $212,250
Gross amount payable upon return of
collateral for securities loaned $220,000
Net amounts due to counterparty $7,750
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
CMT 3M - Constant Maturity Treasury Yield 3 Month
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
106
Shares Common Stock ( 96.5% ) Value
Communications Services (1.7%)
11,516 AMC Networks, Inc.
a
$ 454,882
1,313 Cable One, Inc. 1,954,361
27,855 Cinemark Holdings, Inc. 942,892
11,431 John Wiley and Sons, Inc. 554,632
10,503 Meredith Corporation
b
341,032
37,562 New York Times Company 1,208,370
56,676 Tegna, Inc. 945,922
25,555 Telephone & Data Systems, Inc. 649,864
12,400 World Wrestling Entertainment, Inc. 804,388
16,692 Yelp, Inc.
a
581,382
Total 8,437,725
Consumer Discretionary (13.7%)
17,546 Aaron's, Inc. 1,002,052
22,745 Adient plc
a
483,331
14,109 Adtalem Global Education, Inc.
a
493,392
41,500 American Eagle Outfitters, Inc. 610,050
15,385 AutoNation, Inc.
a
748,173
33,071 Bed Bath & Beyond, Inc. 572,128
20,914 Boyd Gaming Corporation 626,165
9,765 Brinker International, Inc. 410,130
21,315 Brunswick Corporation 1,278,474
145,838 Caesars Entertainment Corporation
a
1,983,397
11,535 Carter's, Inc. 1,261,237
10,730 Cheesecake Factory, Inc.
b
416,968
8,300 Choice Hotels International, Inc. 858,469
9,263 Churchill Downs, Inc. 1,270,884
7,587 Columbia Sportswear Company 760,142
6,287 Cracker Barrel Old Country Store, Inc. 966,563
37,607 Dana, Inc. 684,447
7,310 Deckers Outdoor Corporation
a
1,234,367
22,490 Delphi Technologies plc
a
288,547
16,617 Dick's Sporting Goods, Inc. 822,375
2,576 Dillard's, Inc.
b
189,284
10,687 Domino's Pizza, Inc. 3,139,627
21,646 Dunkin' Brands Group, Inc. 1,635,139
17,069 Eldorado Resorts, Inc.
a,b
1,017,995
30,960 Etsy, Inc.
a
1,371,528
14,547 Five Below, Inc.
a
1,859,979
27,969 Foot Locker, Inc. 1,090,511
66,100 Gentex Corporation 1,915,578
60,768 Goodyear Tire & Rubber Company 945,246
1,137 Graham Holdings Company 726,532
12,601 Grand Canyon Education, Inc.
a
1,207,050
23,895 GrubHub, Inc.
a,b
1,162,253
6,575 Helen of Troy, Ltd.
a
1,182,119
6,180 Jack in the Box, Inc. 482,225
22,385 KB Home 767,134
14,378 Lear Corporation 1,972,662
9,777 Marriott Vacations Worldwide
Corporation 1,258,886
90,594 Mattel, Inc.
a
1,227,549
7,555 Murphy USA, Inc.
a
883,935
14,289 Ollie's Bargain Outlet Holdings, Inc.
a
933,215
5,760 Papa John's International, Inc.
b
363,744
62,550 Park Hotels & Resorts, Inc. 1,618,168
28,470 Penn National Gaming, Inc.
a
727,693
15,025 Polaris, Inc. 1,528,042
10,462 Pool Corporation 2,221,920
4,254 RH
a
908,229
30,395 Sally Beauty Holdings, Inc.
a
554,709
14,132 Scientific Games Corporation
a
378,455
47,760 Service Corporation International 2,198,393
20,540 Six Flags Entertainment Corporation 926,559
34,991 Skechers USA, Inc.
a
1,511,261
11,872 Tempur Sealy International, Inc.
a
1,033,576
Shares Common Stock ( 96.5% ) Value
Consumer Discretionary (13.7%) - continued
17,048 Texas Roadhouse, Inc. $ 960,143
14,423 Thor Industries, Inc.
b
1,071,485
33,758 Toll Brothers, Inc. 1,333,779
36,382 Tri Pointe Homes, Inc.
a
566,832
27,454 TripAdvisor, Inc. 834,053
18,432 Urban Outfitters, Inc.
a
511,857
7,307 Visteon Corporation
a
632,713
12,138 Weight Watchers International, Inc.
a
463,793
48,088 Wendy's Company 1,068,034
20,280 Williams-Sonoma, Inc. 1,489,363
23,700 Wyndham Destinations, Inc. 1,225,053
24,867 Wyndham Hotels & Resorts, Inc. 1,561,896
Total 67,429,488
Consumer Staples (2.8%)
31,921 BJ's Wholesale Club Holdings, Inc.
a
725,884
2,408 Boston Beer Company, Inc.
a
909,863
9,611 Casey's General Stores, Inc. 1,528,053
14,164 Edgewell Personal Care Company
a
438,517
16,810 Energizer Holdings, Inc.
b
844,198
50,293 Flowers Foods, Inc. 1,093,370
20,992 Hain Celestial Group, Inc.
a
544,847
17,445 Ingredion, Inc. 1,621,513
5,171 Lancaster Colony Corporation 827,877
14,514 Nu Skin Enterprises, Inc. 594,784
13,694 Pilgrim's Pride Corporation
a
447,999
17,367 Post Holdings, Inc.
a
1,894,740
5,152 Sanderson Farms, Inc. 907,885
30,869 Sprouts Farmers Markets, Inc.
a
597,315
4,384 Tootsie Roll Industries, Inc.
b
149,670
14,688 TreeHouse Foods, Inc.
a
712,368
Total 13,838,883
Energy (2.0%)
77,609 Antero Midstream Corporation
b
589,052
20,240 Apergy Corporation
a
683,707
306,366 Chesapeake Energy Corporation
a,b
252,936
48,754 CNX Resources Corporation
a
431,473
11,595 Core Laboratories NV
b
436,784
66,798 EQT Corporation 728,098
53,250 Equitrans Midstream Corporation
b
711,420
28,649 Matador Resources Company
a,b
514,823
39,029 Murphy Oil Corporation
b
1,045,977
50,833 Patterson-UTI Energy, Inc. 533,746
26,617 PBF Energy, Inc. 834,975
150,283 Transocean, Ltd.
a
1,033,947
17,087 World Fuel Services Corporation 741,918
108,892 WPX Energy, Inc.
a
1,496,176
Total 10,035,032
Financials (16.0%)
12,874 Affiliated Managers Group, Inc. 1,090,943
3,761 Alleghany Corporation
a
3,007,183
19,557 American Financial Group, Inc. 2,144,425
41,635 Associated Banc-Corp 917,635
25,072 BancorpSouth Bank 787,512
10,523 Bank of Hawaii Corporation 1,001,369
31,586 Bank OZK 963,531
28,550 Brighthouse Financial, Inc.
a
1,120,016
61,103 Brown & Brown, Inc. 2,412,346
19,786 Cathay General Bancorp 752,857
39,492 CNO Financial Group, Inc. 715,990
27,099 Commerce Bancshares, Inc. 1,841,106
14,877 Cullen/Frost Bankers, Inc. 1,454,673
38,051 East West Bancorp, Inc. 1,853,084

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
107
Shares Common Stock ( 96.5% ) Value
Financials (16.0%) - continued
29,564 Eaton Vance Corporation $ 1,380,343
10,213 Evercore, Inc. 763,524
84,901 F.N.B. Corporation 1,078,243
9,915 FactSet Research Systems, Inc. 2,660,195
25,103 Federated Investors, Inc. 818,107
29,353 First American Financial Corporation 1,711,867
35,495 First Financial Bankshares, Inc. 1,245,875
81,309 First Horizon National Corporation 1,346,477
11,152 FirstCash, Inc. 899,186
42,884 Fulton Financial Corporation 747,468
131,513 Genworth Financial, Inc.
a
578,657
12,378 Green Dot Corporation
a
288,407
22,788 Hancock Whitney Corporation 999,937
10,293 Hanover Insurance Group, Inc. 1,406,744
40,542 Home BancShares, Inc. 797,056
20,054 Interactive Brokers Group, Inc. 934,917
14,991 International Bancshares
Corporation 645,662
40,661 Janus Henderson Group plc 994,161
65,818 Jefferies Financial Group, Inc. 1,406,531
16,370 Kemper Corporation 1,268,675
21,320 Legg Mason, Inc. 765,601
2,004 LendingTree, Inc.
a,b
608,094
7,087 Mercury General Corporation 345,350
50,825 Navient Corporation 695,286
122,116 New York Community Bancorp, Inc. 1,467,834
74,562 Old Republic International
Corporation 1,667,952
31,311 PacWest Bancorp 1,198,272
18,806 Pinnacle Financial Partners, Inc. 1,203,584
10,807 Primerica, Inc. 1,410,962
24,667 Prosperity Bancshares, Inc. 1,773,311
16,360 Reinsurance Group of America, Inc. 2,667,662
11,539 RenaissanceRe Holdings, Ltd. 2,261,875
10,427 RLI Corporation 938,639
32,979 SEI Investments Company 2,159,465
15,521 Selective Insurance Group, Inc. 1,011,814
14,107 Signature Bank 1,927,157
110,310 SLM Corporation 982,862
52,793 Sterling Bancorp 1,112,876
17,866 Stifel Financial Corporation 1,083,573
38,291 Synovus Financial Corporation 1,501,007
40,084 TCF Financial Corporation 1,875,931
13,149 Texas Capital Bancshares, Inc.
a
746,469
16,791 Trustmark Corporation 579,457
11,288 UMB Financial Corporation 774,808
57,541 Umpqua Holdings Corporation 1,018,476
26,529 United Bankshares, Inc. 1,025,611
102,345 Valley National Bancorp 1,171,850
20,471 Washington Federal, Inc. 750,262
24,047 Webster Financial Corporation 1,283,148
14,913 Wintrust Financial Corporation 1,057,332
Total 79,101,222
Health Care (9.4%)
23,143 Acadia Healthcare Company, Inc.
a
768,811
42,425 Allscripts Healthcare Solutions, Inc.
a
416,401
8,428 Amedisys, Inc.
a
1,406,802
26,157 Arrowhead Research Corporation
a
1,659,139
12,524 Avanos Medical, Inc.
a
422,059
5,646 Bio-Rad Laboratories, Inc.
a
2,089,189
9,958 Bio-Techne Corporation 2,185,881
9,790 Cantel Medical Corporation 694,111
38,230 Catalent, Inc.
a
2,152,349
12,761 Charles River Laboratories
International, Inc.
a
1,949,370
Shares Common Stock ( 96.5% ) Value
Health Care (9.4%) - continued
4,183 Chemed Corporation $ 1,837,425
25,764 Encompass Health Corporation 1,784,672
79,393 Exelixis, Inc.
a
1,398,905
20,113 Globus Medical, Inc.
a
1,184,254
13,243 Haemonetics Corporation
a
1,521,621
18,520 HealthEquity, Inc.
a
1,371,776
17,444 Hill-Rom Holdings, Inc. 1,980,417
5,024 ICU Medical, Inc.
a
940,091
18,622 Integra LifeSciences Holdings
Corporation
a
1,085,290
4,589 Ligand Pharmaceuticals, Inc.
a
478,587
12,647 LivaNova plc
a
953,963
12,819 Masimo Corporation
a
2,026,171
22,027 Mednax, Inc.
a
612,130
16,383 Molina Healthcare, Inc.
a
2,223,009
45,967 Nektar Therapeutics
a
992,198
13,607 NuVasive, Inc.
a
1,052,365
22,510 Patterson Companies, Inc. 461,005
8,393 Penumbra, Inc.
a
1,378,718
16,526 PRA Health Sciences, Inc.
a
1,836,865
13,126 Prestige Consumer Healthcare, Inc.
a
531,603
12,242 Repligen Corporation
a
1,132,385
16,273 Syneos Health, Inc.
a
967,837
27,147 Tenet Healthcare Corporation
a
1,032,400
11,466 United Therapeutics Corporation
a
1,009,925
19,333 West Pharmaceutical Services, Inc. 2,906,330
Total 46,444,054
Industrials (15.3%)
10,353 Acuity Brands, Inc. 1,428,714
41,046 AECOM
a
1,770,314
16,379 AGCO Corporation 1,265,278
13,796 ASGN, Inc.
a
979,102
14,853 Avis Budget Group, Inc.
a
478,861
15,505 Axon Enterprise, Inc.
a
1,136,206
13,071 Brink's Company 1,185,278
14,808 Carlisle Companies, Inc. 2,396,527
13,416 Clean Harbors, Inc.
a
1,150,422
21,846 Colfax Corporation
a
794,757
13,321 Crane Company 1,150,668
11,154 Curtiss-Wright Corporation 1,571,487
11,001 Deluxe Corporation 549,170
33,070 Donaldson Company, Inc. 1,905,493
8,237 Dycom Industries, Inc.
a
388,375
14,672 EMCOR Group, Inc. 1,266,194
11,049 EnerSys 826,797
36,627 Fluor Corporation 691,518
9,833 FTI Consulting, Inc.
a
1,088,120
9,171 GATX Corporation 759,817
43,579 Graco, Inc. 2,266,108
19,367 Healthcare Services Group, Inc.
b
471,005
15,431 Herman Miller, Inc. 642,701
11,190 HNI Corporation 419,177
14,211 Hubbell, Inc. 2,100,670
9,824 Insperity, Inc. 845,257
22,915 ITT Corporation 1,693,648
75,434 JetBlue Airways Corporation
a
1,412,124
33,648 KAR Auction Services, Inc. 733,190
37,029 KBR, Inc. 1,129,384
21,650 Kennametal, Inc. 798,668
15,664 Kirby Corporation
a
1,402,398
32,104 Knight-Swift Transportation Holdings,
Inc. 1,150,607
10,311 Landstar System, Inc. 1,174,114
9,162 Lennox International, Inc. 2,235,253
15,978 Lincoln Electric Holdings, Inc. 1,545,552

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
108
Shares Common Stock ( 96.5% ) Value
Industrials (15.3%) - continued
15,406 Manpower, Inc. $ 1,495,923
15,757 MasTec, Inc.
a
1,010,969
14,511 Mercury Systems, Inc.
a
1,002,855
9,312 MSA Safety, Inc. 1,176,664
11,770 MSC Industrial Direct Company, Inc. 923,592
13,369 Nordson Corporation 2,177,008
28,429 NOW, Inc.
a
319,542
40,662 nVent Electric plc 1,040,134
17,783 Oshkosh Corporation 1,683,161
28,425 Owens Corning, Inc. 1,851,036
10,698 Regal-Beloit Corporation 915,856
32,092 Resideo Technologies, Inc.
a
382,858
13,925 Ryder System, Inc. 756,267
23,811 Stericycle, Inc.
a
1,519,380
9,529 Teledyne Technologies, Inc.
a
3,302,180
17,140 Terex Corporation 510,429
14,264 Tetra Tech, Inc. 1,228,986
17,714 Timken Company 997,475
27,854 Toro Company 2,219,128
15,243 Trex Company, Inc.
a
1,370,041
25,645 Trinity Industries, Inc. 568,037
5,625 Valmont Industries, Inc. 842,513
8,531 Watsco, Inc. 1,536,860
11,573 Werner Enterprises, Inc. 421,141
14,734 Woodward, Inc. 1,745,095
24,117 XPO Logistics, Inc.
a
1,922,125
Total 75,722,209
Information Technology (14.8%)
30,205 ACI Worldwide, Inc.
a
1,144,316
21,282 Arrow Electronics, Inc.
a
1,803,437
26,381 Avnet, Inc. 1,119,610
10,096 Belden, Inc. 555,280
12,852 Blackbaud, Inc. 1,023,019
7,605 Cabot Microelectronics Corporation 1,097,554
6,543 CACI International, Inc.
a
1,635,685
31,721 CDK Global, Inc. 1,734,504
26,334 Ceridian HCM Holding, Inc.
a
1,787,552
40,421 Ciena Corporation
a
1,725,572
15,103 Cirrus Logic, Inc.
a
1,244,638
44,654 Cognex Corporation 2,502,410
6,311 Coherent, Inc.
a
1,049,835
10,988 CommVault Systems, Inc.
a
490,504
20,778 CoreLogic, Inc.
a
908,206
28,144 Cree, Inc.
a
1,298,846
96,500 Cypress Semiconductor Corporation 2,251,345
7,568 Fair Isaac Corporation
a
2,835,578
19,830 First Solar, Inc.
a
1,109,687
22,789 II-VI, Inc.
a
767,306
8,135 InterDigital, Inc. 443,276
12,096 j2 Global, Inc. 1,133,516
36,298 Jabil, Inc. 1,500,196
6,365 Littelfuse, Inc. 1,217,624
17,689 LiveRamp Holding, Inc.
a
850,310
12,755 LogMeIn, Inc. 1,093,614
20,172 Lumentum Holdings, Inc.
a
1,599,640
16,697 Manhattan Associates, Inc.
a
1,331,586
16,717 MAXIMUS, Inc. 1,243,578
14,243 MKS Instruments, Inc. 1,566,872
10,556 Monolithic Power Systems, Inc. 1,879,179
30,820 National Instruments Corporation 1,304,919
33,341 NCR Corporation
a
1,172,270
17,208 NetScout Systems, Inc.
a
414,197
35,930 Perspecta, Inc. 949,989
27,160 PTC, Inc.
a
2,034,012
71,565 Sabre Corporation 1,605,919
Shares Common Stock ( 96.5% ) Value
Information Technology (14.8%) - continued
12,820 Science Applications International
Corporation $ 1,115,596
17,310 Semtech Corporation
a
915,699
11,333 Silicon Laboratories, Inc.
a
1,314,401
12,702 Solaredge Technology, Ltd.
a
1,207,833
8,744 Synaptics, Inc.
a
575,093
10,676 SYNNEX Corporation 1,375,069
9,256 Tech Data Corporation
a
1,329,162
29,396 Teradata Corporation
a
786,931
43,787 Teradyne, Inc. 2,985,835
65,097 Trimble, Inc.
a
2,713,894
10,187 Tyler Technologies, Inc.
a
3,056,304
11,079 Universal Display Corporation 2,283,050
15,069 ViaSat, Inc.
a
1,102,975
34,582 Vishay Intertechnology, Inc. 736,251
11,311 WEX, Inc.
a
2,369,202
Total 73,292,876
Materials (5.9%)
32,945 Allegheny Technologies, Inc.
a
680,644
16,704 AptarGroup, Inc. 1,931,316
15,737 Ashland Global Holdings, Inc. 1,204,353
14,888 Cabot Corporation 707,478
12,469 Carpenter Technology Corporation 620,707
42,722 Chemours Company 772,841
31,003 Commercial Metals Company 690,437
8,854 Compass Minerals International, Inc. 539,740
14,965 Domtar Corporation 572,261
10,878 Eagle Materials, Inc. 986,199
6,861 Greif, Inc. 303,256
10,928 Ingevity Corporation
a
954,889
30,690 Louisiana-Pacific Corporation 910,572
9,107 Minerals Technologies, Inc. 524,836
1,930 NewMarket Corporation 938,984
40,665 O-I Glass, Inc. 485,133
41,721 Olin Corporation 719,687
20,097 PolyOne Corporation 739,369
17,417 Reliance Steel & Aluminum Company 2,085,860
17,139 Royal Gold, Inc. 2,095,243
33,885 RPM International, Inc. 2,601,013
10,353 Scotts Miracle-Gro Company 1,099,281
11,058 Sensient Technologies Corporation 730,823
20,260 Silgan Holdings, Inc. 629,681
26,155 Sonoco Products Company 1,614,287
56,296 Steel Dynamics, Inc. 1,916,316
44,430 United States Steel Corporation
b
506,946
49,227 Valvoline, Inc. 1,053,950
9,644 Worthington Industries, Inc. 406,784
Total 29,022,886
Real Estate (10.5%)
17,748 Alexander & Baldwin, Inc. 371,998
35,903 American Campus Communities, Inc. 1,688,518
77,825 Brixmor Property Group, Inc. 1,681,798
25,302 Camden Property Trust 2,684,542
31,119 CoreCivic, Inc. 540,848
9,847 CoreSite Realty Corporation 1,104,046
29,280 Corporate Office Properties Trust 860,246
38,348 Cousins Properties, Inc. 1,579,938
29,578 CyrusOne, Inc. 1,935,288
43,069 Douglas Emmett, Inc. 1,890,729
10,036 EastGroup Properties, Inc. 1,331,476
20,501 EPR Properties 1,448,191
33,172 First Industrial Realty Trust, Inc. 1,376,970
31,688 GEO Group, Inc. 526,338

Mid Cap Index Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
109
Shares Common Stock ( 96.5% ) Value
Real Estate (10.5%) - continued
34,944 Healthcare Realty Trust, Inc. $ 1,166,081
27,108 Highwoods Properties, Inc. 1,325,852
30,841 JBG SMITH Properties 1,230,247
13,466 Jones Lang LaSalle, Inc. 2,344,296
25,484 Kilroy Realty Corporation 2,138,108
22,474 Lamar Advertising Company 2,006,029
41,225 Liberty Property Trust 2,475,561
12,189 Life Storage, Inc. 1,319,825
28,791 Macerich Company 775,054
23,661 Mack-Cali Realty Corporation 547,279
135,204 Medical Properties Trust, Inc. 2,854,156
44,848 National Retail Properties, Inc. 2,404,750
57,093 Omega Healthcare Investors, Inc. 2,417,889
34,134 Pebblebrook Hotel Trust 915,133
17,564 PotlatchDeltic Corporation 759,994
5,233 PS Business Parks, Inc. 862,765
33,789 Rayonier, Inc. REIT 1,106,928
50,613 Sabra Health Care REIT, Inc. 1,080,081
62,162 Senior Housing Property Trust 524,647
43,000 Service Properties Trust 1,046,190
26,059 Spirit Realty Capital, Inc. 1,281,582
24,272 Tanger Factory Outlet Centers, Inc. 357,527
15,996 Taubman Centers, Inc. 497,316
30,091 Urban Edge Properties 577,145
31,604 Weingarten Realty Investors 987,309
Total 52,022,670
Utilities (4.4%)
13,501 ALLETE, Inc. 1,095,876
56,398 Aqua America, Inc. 2,647,322
16,058 Black Hills Corporation 1,261,195
28,474 Hawaiian Electric Industries, Inc. 1,334,292
13,168 IDACORP, Inc. 1,406,343
52,359 MDU Resources Group, Inc. 1,555,586
22,556 National Fuel Gas Company 1,049,756
24,954 New Jersey Resources Corporation 1,112,200
13,181 NorthWestern Corporation 944,682
52,305 OGE Energy Corporation 2,326,003
13,780 ONE Gas, Inc. 1,289,395
20,813 PNM Resources, Inc. 1,055,427
14,273 Southwest Gas Holdings, Inc. 1,084,320
13,320 Spire, Inc. 1,109,689
54,613 UGI Corporation 2,466,323
Total 21,738,409
Total Common Stock
(cost $383,769,107) 477,085,454
Shares
Collateral Held for Securities Loaned
( 1.9% ) Value
9,594,570 Thrivent Cash Management Trust 9,594,570
Total Collateral Held for Securities
Loaned
(cost $9,594,570) 9,594,570
Shares or
Principal
Amount Short-Term Investments ( 3.3% ) Value
Federal Home Loan Bank Discount
Notes
600,000 1.540%, 3/10/2020
c,d
598,232
Shares or
Principal
Amount Short-Term Investments ( 3.3% ) Value
Thrivent Core Short-Term Reserve
Fund
1,577,896 1.970% $ 15,778,964
Total Short-Term Investments (cost
$16,377,192) 16,377,196
Total Investments (cost
$409,740,869) 101.7% $503,057,220
Other Assets and Liabilities, Net
(1.7%) (8,417,569)
Total Net Assets 100.0% $494,639,651
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of
December 31, 2019:
Securities Lending Transactions
Common Stock $ 9,315,720
Total lending $9,315,720
Gross amount payable upon return of
collateral for securities loaned $9,594,570
Net amounts due to counterparty $278,850
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
110
Principal
Amount Bank Loans ( 1.6% )
a
Value
Basic Materials (0.1%)
Arch Coal, Inc., Term Loan
$ 1,502,955
4.549%,  (LIBOR 1M +
2.750%), 3/7/2024
b
$ 1,435,322
Ball Metalpack Finco , LLC, Term
Loan
704,275
6.409%,  (LIBOR 3M +
4.500%), 7/31/2025
b
618,001
Big River Steel, LLC, Term Loan
1,080,137
6.945%,  (LIBOR 3M +
5.000%), 8/23/2023
b
1,077,437
Chemours Company, Term Loan
1,503,225
3.550%,  (LIBOR 1M +
1.750%), 4/3/2025
b
1,465,644
MRC Global (US), Inc., Term Loan
1,306,667
4.799%,  (LIBOR 1M +
3.000%), 9/22/2024
b
1,309,933
Nouryon USA LLC, Term Loan
1,044,527
4.960%,  (LIBOR 1M +
3.250%), 10/1/2025
b
1,043,660
Peabody Energy Corporation, Term
Loan
1,066,012
4.549%,  (LIBOR 1M +
2.750%), 3/31/2025
b
931,876
Pixelle Specialty Solutions, LLC, Term
Loan
851,400
7.799%,  (LIBOR 1M + 6.000%),
10/31/2024
b
827,987
Total 8,709,860
Capital Goods (0.1%)
Advanced Disposal Services, Inc.,
Term Loan
1,012,673
3.853%,  (LIBOR 1W +
2.250%), 11/10/2023
b
1,015,711
BWAY Holding Company, Term Loan
3,707,955
5.234%,  (LIBOR 3M +
3.250%), 4/3/2024
b
3,691,751
Flex Acquisition Company, Inc. Term
Loan
5,029,584
5.349%,  (LIBOR 3M +
3.250%), 6/29/2025
b
4,984,519
GFL Environmental, Inc., Term Loan
1,272,363
4.799%,  (LIBOR 1M +
3.000%), 5/31/2025
b
1,273,266
TransDigm , Inc., Term Loan
1,563,068
4.299%,  (LIBOR 1M +
2.500%), 6/9/2023
b
1,567,304
Vertiv Group Corporation, Term Loan
3,135,969
5.927%,  (LIBOR 1M +
4.000%), 11/15/2023
b
3,125,338
Total 15,657,889
Communications Services (0.3%)
Altice France SA, Term Loan
862,875
4.549%,  (LIBOR 1M +
2.750%), 7/31/2025
b
855,506
CenturyLink, Inc., Term Loan
5,295,103
4.549%,  (LIBOR 1M +
2.750%), 1/31/2025
b
5,313,635
Principal
Amount Bank Loans ( 1.6% )
a
Value
Communications Services (0.3%) - continued
Diamond Sports Group, LLC, Term
Loan
$ 1,361,587
5.030%,  (LIBOR 1M +
3.250%), 8/24/2026
b
$ 1,358,755
Frontier Communications
Corporation, Term Loan
3,096,610
5.550%,  (LIBOR 1M +
3.750%), 6/15/2024
b
3,107,355
HCP Acquisition, LLC, Term Loan
1,386,581
4.799%,  (LIBOR 1M +
3.000%), 5/16/2024
b
1,390,047
Intelsat Jackson Holdings SA, Term
Loan
1,765,000
5.682%,  (LIBOR 3M +
3.750%), 11/27/2023
b
1,766,571
Mediacom Illinois, LLC, Term Loan
781,087
3.380%,  (LIBOR 1W +
1.750%), 2/15/2024
b
783,040
NEP Group, Inc., Term Loan
1,341,450
5.049%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,315,185
195,000
8.799%,  (LIBOR 1M + 7.000%),
10/19/2026
b
175,013
SBA Senior Finance II, LLC, Term
Loan
1,396,456
3.550%,  (LIBOR 1M +
1.750%), 4/11/2025
b
1,400,533
Sprint Communications, Inc., Term
Loan
3,933,762
4.313%,  (LIBOR 1M +
2.500%), 2/3/2024
b
3,895,408
Terrier Media Buyer, Inc., Term Loan
1,100,000
0.000%,  (LIBOR 1M +
4.250%), 12/17/2026
b,c,d
1,110,318
TNS, Inc., Term Loan
1,523,307
5.930%,  (LIBOR 3M +
4.000%), 8/14/2022
b,e
1,477,608
WideOpenWest Finance, LLC, Term
Loan
1,490,687
5.030%,  (LIBOR 1M +
3.250%), 8/19/2023
b
1,478,270
Windstream Services, LLC, Term
Loan
2,551,366
9.750%,  (PRIME + 5.000%),
3/30/2021
b,f
2,437,141
Total 27,864,385
Consumer Cyclical (0.3%)
Cengage Learning, Inc., Term Loan
1,950,860
6.049%,  (LIBOR 1M +
4.250%), 6/7/2023
b
1,858,194
Four Seasons Hotels, Ltd., Term Loan
1,312,929
3.799%,  (LIBOR 1M +
2.000%), 11/30/2023
b
1,321,306
Golden Entertainment, Inc., Term
Loan
2,692,350
4.800%,  (LIBOR 1M +
3.000%), 10/20/2024
b
2,699,081
Golden Nugget, LLC, Term Loan
291,473
4.692%,  (LIBOR 3M +
2.750%), 10/4/2023
b
292,202

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
111
Principal
Amount Bank Loans ( 1.6% )
a
Value
Consumer Cyclical (0.3%) - continued
LCPR Loan Financing, LLC, Term
Loan
$ 3,255,000
6.740%,  (LIBOR 1M + 5.000%),
10/25/2026
b
$ 3,291,619
Men's Warehouse, Inc., Term Loan
1,378,316
4.941%,  (LIBOR 1M +
3.250%), 4/9/2025
b
1,098,063
Mohegan Gaming and
Entertainment, Term Loan
1,865,819
5.799%,  (LIBOR 1M +
4.000%), 10/13/2023
b
1,795,179
Penn National Gaming, Inc., Term
Loan
1,885,950
4.049%,  (LIBOR 1M +
2.250%), 10/15/2025
b
1,891,834
Scientific Games International, Inc.,
Term Loan
5,303,607
4.549%,  (LIBOR 1M +
2.750%), 8/14/2024
b
5,312,464
Staples, Inc., Term Loan
348,250
6.191%,  (LIBOR 1M + 4.500%),
9/12/2024
b
342,375
2,329,725
6.691%,  (LIBOR 1M +
5.000%), 4/12/2026
b,c,d
2,286,928
Stars Group Holdings BV, Term Loan
3,006,941
5.445%,  (LIBOR 3M +
3.500%), 7/10/2025
b
3,030,635
Tenneco, Inc., Term Loan
2,197,800
4.799%,  (LIBOR 1M +
3.000%), 10/1/2025
b
2,145,141
Wyndham Hotels & Resorts, Inc.,
Term Loan
913,437
3.549%,  (LIBOR 1M +
1.750%), 5/30/2025
b
917,511
Total 28,282,532
Consumer Non-Cyclical (0.4%)
Air Medical Group Holdings, Inc.,
Term Loan
5,825,361
5.035%,  (LIBOR 1M +
3.250%), 4/28/2022
b
5,693,359
Albertson's LLC, Term Loan
4,413,938
4.549%,  (LIBOR 1M +
2.750%), 8/17/2026
b
4,449,381
Bausch Health Companies, Inc.,
Term Loan
2,534,378
4.740%,  (LIBOR 1M + 3.000%),
6/1/2025
b
2,547,049
Chobani , LLC, Term Loan
1,562,925
5.299%,  (LIBOR 1M +
3.500%), 10/10/2023
b
1,562,534
Endo International plc, Term Loan
2,276,600
6.063%,  (LIBOR 1M +
4.250%), 4/27/2024
b
2,174,154
Energizer Holdings, Inc., Term Loan
1,438,800
4.000%,  (LIBOR 1M +
2.250%), 1/2/2026
b
1,444,771
JBS USA LUX SA, Term Loan
1,730,000
3.799%,  (LIBOR 1M +
2.000%), 5/1/2026
b
1,740,086
Principal
Amount Bank Loans ( 1.6% )
a
Value
Consumer Non-Cyclical (0.4%) - continued
Mallinckrodt International Finance
SA, Term Loan
$ 2,084,091
4.909%,  (LIBOR 3M +
3.000%), 2/24/2025
b
$ 1,685,509
McGraw-Hill Global Education
Holdings, LLC, Term Loan
4,035,388
5.799%,  (LIBOR 1M +
4.000%), 5/4/2022
b
3,848,187
MPH Acquisition Holdings, LLC, Term
Loan
4,200,000
4.695%,  (LIBOR 3M +
2.750%), 6/7/2023
b
4,134,732
Ortho-Clinical Diagnostics SA, Term
Loan
4,285,643
5.306%,  (LIBOR 3M +
3.250%), 6/1/2025
b
4,231,172
Plantronics, Inc., Term Loan
4,002,601
4.299%,  (LIBOR 1M +
2.500%), 7/2/2025
b
3,906,538
R.R. Donnelley & Sons Company,
Term Loan
278,593
6.799%,  (LIBOR 1M +
5.000%), 1/15/2024
b
279,986
Sotera Health Holdings, LLC, Term
Loan
1,180,000
6.289%,  (LIBOR 3M +
4.500%), 12/13/2026
b
1,182,584
Total 38,880,042
Energy (0.1%)
BCP Raptor II, LLC, Term Loan
537,300
6.549%,  (LIBOR 1M +
4.750%), 12/19/2025
b
494,316
Calpine Corporation, Term Loan
1,582,711
4.200%,  (LIBOR 3M +
2.250%), 1/15/2024
b
1,589,881
Consolidated Energy Finance SA,
Term Loan
891,425
4.547%,  (LIBOR 3M +
2.500%), 5/7/2025
b,e
873,597
Fieldwood Energy, LLC, Term Loan
2,052,773
7.177%,  (LIBOR 3M + 5.250%),
4/11/2022
b
1,708,359
McDermott Technology (Americas),
Inc., Term Loan
2,188,519
6.945%,  (LIBOR 3M +
5.000%), 5/10/2025
b
1,274,265
Radiate Holdco, LLC, Term Loan
4,296,637
4.799%,  (LIBOR 1M +
3.000%), 2/1/2024
b
4,309,527
Total 10,249,945
Financials (0.2%)
Avolon TLB Borrower 1 US, LLC, Term
Loan
1,745,604
3.515%,  (LIBOR 1M +
1.750%), 1/15/2025
b
1,755,780
Cyxtera DC Holdings, Inc., Term Loan
1,725,000
4.740%,  (LIBOR 1M + 3.000%),
5/1/2024
b
1,516,931

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
112
Principal
Amount Bank Loans ( 1.6% )
a
Value
Financials (0.2%) - continued
Digicel International Finance, Ltd.,
Term Loan
$ 3,180,186
5.340%,  (LIBOR 3M +
3.250%), 5/27/2024
b
$ 2,828,775
GGP Nimbus, LLC, Term Loan
2,463,813
4.299%,  (LIBOR 1M +
2.500%), 8/24/2025
b
2,445,851
Grizzly Finco , Term Loan
1,137,121
5.349%,  (LIBOR 3M +
3.250%), 10/1/2025
b,c,d
1,137,599
Harland Clarke Holdings Corporation,
Term Loan
2,454,581
6.695%,  (LIBOR 3M +
4.750%), 11/3/2023
b
1,948,324
Level 3 Financing Inc., Term Loan
1,865,000
3.549%,  (LIBOR 1M +
1.750%), 3/1/2027
b
1,870,837
MoneyGram International, Inc., Term
Loan
1,179,075
7.799%,  (LIBOR 1M + 6.000%),
6/30/2023
b,e
1,061,168
Sable International Finance, Ltd.,
Term Loan
3,389,333
5.049%,  (LIBOR 1M +
3.250%), 1/31/2026
b
3,407,873
Tronox Finance, LLC, Term Loan
2,145,984
4.610%,  (LIBOR 3M +
2.750%), 9/22/2024
b
2,148,667
Total 20,121,805
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,072,313
5.299%,  (LIBOR 1M +
3.500%), 8/21/2026
b
1,077,288
Prime Security Services Borrower,
LLC, Term Loan
4,304,213
4.944%,  (LIBOR 1M +
3.250%), 9/23/2026
b,c,d
4,312,821
Rackspace Hosting, Inc., Term Loan
3,713,617
4.902%,  (LIBOR 3M +
3.000%), 11/3/2023
b
3,598,606
SS&C Technologies Holdings Europe
SARL, Term Loan
434,234
4.049%,  (LIBOR 1M +
2.250%), 4/16/2025
b
437,031
SS&C Technologies, Inc., Term Loan
626,285
4.049%,  (LIBOR 1M +
2.250%), 4/16/2025
b
630,318
1,481,045
4.049%,  (LIBOR 1M +
2.250%), 4/16/2025
b
1,490,154
Total 11,546,218
Utilities (<0.1%)
Core and Main, LP, Term Loan
1,249,500
4.530%,  (LIBOR 3M +
2.750%), 8/1/2024
b
1,248,975
Principal
Amount Bank Loans ( 1.6% )
a
Value
Utilities (<0.1%) - continued
EnergySolutions , LLC, Term Loan
$ 1,024,400
5.695%,  (LIBOR 3M +
3.750%), 5/11/2025
b
$ 965,180
Total 2,214,155
Total Bank Loans
(cost $166,641,740) 163,526,831
Shares
Registered Investment Companies
( 38.2% ) Value
Unaffiliated  (0.5%)
14,681 Consumer Discretionary Select
Sector SPDR Fund 1,841,291
22,674 Health Care Select Sector SPDR
Fund
g
2,309,574
198,000 Invesco Senior Loan ETF 4,518,360
17,533 iShares Russell 2000 Value Index
Fund 2,254,393
26,559 Materials Select Sector SPDR Fund
g
1,631,254
8,692 ProShares Ultra S&P 500
g
1,311,101
117,307 SPDR S&P 500 ETF Trust 37,756,431
44,923 SPDR S&P Biotech ETF
g
4,272,626
92,734 SPDR S&P Metals & Mining ETF 2,716,179
41,931 VanEck Vectors Oil Services ETF 555,586
Total 59,166,795
Affiliated  (37.7%)
21,277,209 Thrivent Core Emerging Markets
Debt Fund 211,495,456
10,770,058 Thrivent Core International Equity
Fund 105,008,067
27,931,266 Thrivent Core Low Volatility Equity
Fund 332,940,690
27,107,661 Thrivent Global Stock Portfolio 378,859,388
41,325,854 Thrivent High Yield Portfolio 197,930,178
57,477,731 Thrivent Income Portfolio 609,212,213
55,936,322 Thrivent International Allocation
Portfolio 574,102,443
35,530,142 Thrivent Large Cap Value Portfolio 681,755,915
33,798,511 Thrivent Limited Maturity Bond
Portfolio 335,345,451
20,466,490 Thrivent Mid Cap Stock Portfolio 398,222,635
5,622,490 Thrivent Small Cap Stock Portfolio 109,620,570
Total 3,934,493,006
Total Registered Investment
Companies (cost $3,371,255,907) 3,993,659,801
Shares Common Stock ( 28.5% ) Value
Communications Services (1.5%)
200,757 Activision Blizzard, Inc. 11,928,981
44,863 Alphabet, Inc., Class A
h
60,089,054
7,619 Alphabet, Inc., Class C
h
10,186,755
140,972 Auto Trader Group plc
i
1,113,285
6,491 Carsales.com, Ltd. 75,697
207,134 Comcast Corporation 9,314,816
64,547 DISH Network Corporation
h
2,289,482
178,017 Facebook, Inc.
h
36,537,989
10,038 Hemisphere Media Group, Inc.
h
149,064
71,000 HKT Trust and HKT, Ltd. 100,059
58,415 Interpublic Group of Companies, Inc. 1,349,387
2,525 Ipsos SA 82,179
66,763 Mediaset Espana Comunicacion SA 425,126

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
113
Shares Common Stock ( 28.5% ) Value
Communications Services (1.5%) - continued
13,238 News  Corporation $ 192,083
165,031 ORBCOMM, Inc.
h
694,781
69,356 QuinStreet , Inc.
h
1,061,840
6,088 Rightmove plc 51,086
12,050 Scholastic Corporation 463,323
32,339 Seven West Media, Ltd.
h
7,500
39,396 Take-Two Interactive Software, Inc.
h
4,823,252
25,400 TV Asahi Holdings Corporation 469,003
64,307 Twitter, Inc.
h
2,061,039
225,837 Verizon Communications, Inc. 13,866,392
41,459 ViacomCBS , Inc. 1,740,034
5,688 Wolters Kluwer NV 415,314
49,001 Zillow Group, Inc.
h
2,241,306
Total 161,728,827
Consumer Discretionary (3.3%)
75,047 Alibaba Group Holding, Ltd. ADR
h
15,917,469
47,530 Amazon.com, Inc.
h
87,827,835
2,302 American Public Education, Inc.
h
63,052
3,200 AOKI Holdings, Inc. 33,094
6,300 Aoyama Trading Company, Ltd. 88,653
42,733 Aptiv plc 4,058,353
3,600 Autobacs Seven Company, Ltd. 56,695
1,220 AutoZone, Inc.
h
1,453,398
5,200 Benesse Holdings, Inc. 136,681
11,224 Berkeley Group Holdings plc 722,407
2,549 Booking Holdings, Inc.
h
5,234,958
65,821 BorgWarner, Inc. 2,855,315
3,300 Bridgestone Corporation 122,595
98,546 Bright Horizons Family Solutions,
Inc.
h
14,810,478
40,339 Burlington Stores, Inc.
h
9,198,502
75,775 Canada Goose Holdings, Inc.
g,h
2,746,086
10,556 Century Casinos, Inc.
h
83,604
6,197 Chipotle Mexican Grill, Inc.
h
5,187,571
4,100 Chiyoda Company, Ltd. 60,343
4,087 Cie Generale des Etablissements
Michelin 502,945
56,400 Citizen Watch Company, Ltd. 307,160
20,116 Cooper-Standard Holdings, Inc.
h
667,047
50,807 Crocs, Inc.
h
2,128,305
42,880 CSS Industries, Inc. 189,101
39,054 Culp, Inc. 531,915
43,513 D.R. Horton, Inc. 2,295,311
73,805 Delphi Technologies plc
h
946,918
24,400 Denso Corporation 1,101,961
83,944 Designer Brands, Inc. 1,321,279
12,794 Domino's Pizza, Inc. 3,758,621
98,180 Duluth Holdings, Inc.
g,h
1,033,835
53,485 Emerald Expositions Events, Inc. 564,267
40,656 Ethan Allen Interiors, Inc. 774,903
89,051 Etsy, Inc.
h
3,944,959
1,700 Exedy Corporation 38,457
76,368 Five Below, Inc.
h
9,764,412
3,616 Genuine Parts Company 384,128
55,727 G-III Apparel Group, Ltd.
h
1,866,854
12,705 Goodyear Tire & Rubber Company 197,626
59,134 Grand Canyon Education, Inc.
h
5,664,446
47,473 Harley-Davidson, Inc. 1,765,521
119,894 Home Depot, Inc. 26,182,452
4,911 Hooker Furniture Corporation 126,164
206 Johnson Outdoors, Inc. 15,800
100,093 Knoll, Inc. 2,528,349
36,546 Lear Corporation 5,014,111
90,653 Lowe's Companies, Inc. 10,856,603
13,827 Lululemon Athletica, Inc.
h
3,203,301
Shares Common Stock ( 28.5% ) Value
Consumer Discretionary (3.3%) - continued
3,050 Madison Square Garden Company
h
$ 897,280
2,858 Malibu Boats, Inc.
h
117,035
22,752 Marcus Corporation 722,831
6,626 McDonald's Corporation 1,309,364
26,922 Modine Manufacturing Company
h
207,299
11,334 Mohawk Industries, Inc.
h
1,545,731
52,273 Moneysupermarket.com Group plc 229,471
60,168 Movado Group, Inc. 1,308,052
19,000 NHK Spring Company, Ltd. 171,957
159,638 NIKE, Inc. 16,172,926
204,200 Nissan Motor Company, Ltd. 1,183,285
91,328 Norwegian Cruise Line Holdings,
Ltd.
h
5,334,468
778 NVR, Inc.
h
2,962,943
73,346 Ollie's Bargain Outlet Holdings, Inc.
h
4,790,227
3,700 Onward Holdings Company, Ltd. 22,070
5,325 O'Reilly Automotive, Inc.
h
2,333,735
18,105 Oxford Industries, Inc. 1,365,479
8,027 Park Hotels & Resorts, Inc. 207,658
12,000 Park24 Company, Ltd. 293,832
108,086 Planet Fitness, Inc.
h
8,071,862
339,404 Playa Hotels and Resorts NV
h
2,850,994
2,800 PLENUS Company, Ltd. 50,244
195,615 Red Rock Resorts, Inc. 4,684,979
32,767 Redrow plc 323,422
18,541 RH
h
3,958,504
5,100 Rinnai Corporation 398,561
12,276 Ruth's Hospitality Group, Inc. 267,187
7,700 Sangetsu Company, Ltd. 145,191
2,400 SHIMAMURA Company, Ltd. 182,457
39,880 Sony Corporation ADR 2,711,840
37,353 Standard Motor Products, Inc. 1,987,927
110,644 Starbucks Corporation 9,727,820
84,800 Sumitomo Electric Industries, Ltd. 1,273,540
1,700 Sumitomo Forestry Company, Ltd. 25,034
63,400 Sumitomo Rubber Industries, Ltd. 773,084
12,437 Super Retail Group, Ltd. 88,263
1,500 Takara Standard Company, Ltd. 27,001
123,141 Taylor Wimpey plc 315,745
43,094 Texas Roadhouse, Inc. 2,427,054
53,647 TJX Companies, Inc. 3,275,686
24,000 Toyoda Gosei Company, Ltd. 599,265
24,839 Tupperware Brands Corporation 213,119
16,908 Ulta Beauty, Inc.
h
4,280,091
1,500 United Arrows, Ltd. 42,480
33,677 Vail Resorts, Inc. 8,076,755
38,657 Wingstop , Inc. 3,333,393
33,892 Zumiez , Inc.
h
1,170,630
Total 340,791,611
Consumer Staples (1.0%)
4,600 Arcs Company, Ltd. 96,649
14,872 Calavo Growers, Inc. 1,347,254
5,730 Carlsberg AS 855,122
48,816 Casey's General Stores, Inc. 7,761,256
6,534 Central Garden & Pet Company
h
203,011
357 Clorox Company 54,814
100,359 Coca-Cola Company 5,554,871
104,089 Colgate-Palmolive Company 7,165,487
9,159 Costco Wholesale Corporation 2,692,013
180,465 Cott Corporation 2,468,761
6,051 ForFarmers BV 38,958
1,414 Glanbia plc 16,273
208,100 Hain Celestial Group, Inc.
h
5,401,236
46,600 Japan Tobacco, Inc. 1,039,019
18,873 John B. Sanfilippo & Son, Inc. 1,722,727

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
114
Shares Common Stock ( 28.5% ) Value
Consumer Staples (1.0%) - continued
18,315 Kimberly-Clark Corporation $ 2,519,228
21 Lindt & Spruengli AG 163,066
777 L'Oreal SA 229,766
1,500 Ministop Company, Ltd. 20,198
198,687 Monster Beverage Corporation
h
12,626,559
16,101 Nestle SA 1,743,179
78,551 PepsiCo, Inc. 10,735,565
120,713 Philip Morris International, Inc. 10,271,469
52,107 Procter & Gamble Company 6,508,164
11,030 Seneca Foods Corporation
h
449,914
8,100 Sugi Holdings Company, Ltd. 427,313
26,000 Sundrug Company, Ltd. 940,731
167,944 SunOpta , Inc.
h
419,860
1,422 Sysco Corporation 121,638
160,012 Turning Point Brands, Inc. 4,576,343
17,918 Unilever NV 1,028,332
7,658 Unilever plc 438,367
90,121 Wal-Mart Stores, Inc. 10,709,980
Total 100,347,123
Energy (0.8%)
103,503 Abraxas Petroleum Corporation
h
36,340
31,696 Apache Corporation 811,101
378,711 Archrock , Inc. 3,802,258
131,749 BP plc ADR 4,972,207
194,657 Callon Petroleum Company
g,h
940,193
41,668 Chevron Corporation 5,021,411
61,157 Cimarex Energy Company 3,210,131
16,555 Concho Resources, Inc. 1,449,721
35,730 ConocoPhillips 2,323,522
7,667 Continental Resources, Inc. 262,978
52,332 Contura Energy, Inc.
h
473,605
73,930 Core Laboratories NV
g
2,784,943
4,208 Denbury Resources, Inc.
h
5,933
62,513 Devon Energy Corporation 1,623,463
91,888 Diamond Offshore Drilling, Inc.
g,h
660,675
44,764 Diamondback Energy, Inc. 4,156,785
78,530 Enterprise Products Partners, LP 2,211,405
44,191 EOG Resources, Inc. 3,701,438
37,855 EQT Corporation 412,619
35,279 Era Group, Inc.
h
358,787
279,432 Euronav NV 3,504,077
8,914 Evolution Petroleum Corporation 48,760
60,457 Exterran Corporation
h
473,378
32,867 Exxon Mobil Corporation 2,293,459
86,909 Frank's International NV
h
449,320
658 Gaztransport Et Technigaz SA 63,377
126,011 Gran Tierra Energy, Inc.
g,h
162,554
93,761 Halliburton Company 2,294,332
38,778 Helmerich & Payne, Inc. 1,761,685
43,000 JXTG Holdings, Inc. 195,159
50,662 Liberty Oilfield Services, Inc.
g
563,361
392,450 Marathon Oil Corporation 5,329,471
80,313 Marathon Petroleum Corporation 4,838,858
397,541 Nabors Industries, Ltd. 1,144,918
178,760 Nine Energy Service, Inc.
h
1,397,903
3,755 Noble Corporation
h
4,581
3,049 Oasis Petroleum, Inc.
h
9,940
143,818 Oceaneering International, Inc.
h
2,144,326
3,012 Oil States International, Inc.
h
49,126
77,809 Pacific Drilling SA
h
317,461
3,907 Parsley Energy, Inc. 73,881
213,805 Patterson-UTI Energy, Inc. 2,244,953
4,807 Penn Virginia Corporation
h
145,892
33,449 Pioneer Natural Resources Company 5,063,175
4,129 QEP Resources, Inc. 18,581
Shares Common Stock ( 28.5% ) Value
Energy (0.8%) - continued
33,962 Royal Dutch Shell plc, Class A $ 1,005,765
54,641 Royal Dutch Shell plc, Class B 1,621,957
1,466 SEACOR Holdings, Inc.
h
63,258
520,592 Southwestern Energy Company
g,h
1,259,833
99,421 Talos Energy, Inc.
h
2,997,543
69,189 TechnipFMC plc 1,483,412
33,709 Transocean, Ltd.
h
231,918
5,271 Whiting Petroleum Corporation
g,h
38,689
153,787 WPX Energy, Inc.
h
2,113,033
Total 84,627,451
Financials (4.3%)
1,766 1st Source Corporation 91,620
30,743 AB Industrivarden 741,384
75,013 Aflac, Inc. 3,968,188
54,806 AG Mortgage Investment Trust, Inc. 845,109
6,366 Alleghany Corporation
h
5,090,063
7,766 Allianz SE 1,902,894
100,969 Ally Financial, Inc. 3,085,613
133,349 American Financial Group, Inc. 14,621,718
45,078 American International Group, Inc. 2,313,854
12,028 Ameriprise Financial, Inc. 2,003,624
50,621 Ameris Bancorp 2,153,417
21,458 Argo Group International Holdings,
Ltd. 1,410,864
37,268 Arthur J. Gallagher & Company 3,549,032
11,942 Artisan Partners Asset Management,
Inc. 385,965
29,995 Associated Banc-Corp 661,090
153,357 Assured Guaranty, Ltd. 7,517,560
7,540 Baloise Holding AG 1,364,630
81,109 Bank Leumi Le-Israel BM 591,523
635,733 Bank of America Corporation 22,390,516
6,272 Bank of Marin Bancorp 282,554
19,193 Bank of Montreal 1,487,493
37,769 Bank of N.T. Butterfield & Son, Ltd. 1,398,208
39,365 BankFinancial Corporation 514,894
31,294 Banner Corporation 1,770,927
45,233 Berkshire Hathaway, Inc.
h
10,245,275
8,646 BlackRock, Inc. 4,346,344
21,918 BOK Financial Corporation 1,915,633
169,894 Boston Private Financial Holdings,
Inc. 2,043,825
67,559 Bridgewater Bancshares, Inc.
h
930,963
324,448 BrightSphere Investment Group 3,315,859
33,541 Brown & Brown, Inc. 1,324,199
14,729 Byline Bancorp, Inc. 288,247
62,800 Capital One Financial Corporation 6,462,748
30,833 Cboe Global Markets, Inc. 3,699,960
258,601 Charles Schwab Corporation 12,299,064
23,686 Chubb, Ltd. 3,686,963
85,392 CI Financial Corporation 1,427,639
15,527 Cincinnati Financial Corporation 1,632,664
30,359 CIT Group, Inc. 1,385,281
165,044 Citigroup, Inc. 13,185,365
39,736 Citizens Financial Group, Inc. 1,613,679
23,683 CNP Assurances 471,890
22,309 Cohen & Steers, Inc. 1,400,113
24,312 Colony Capital, Inc. 115,482
149,937 Comerica, Inc. 10,757,980
1,824 Commonwealth Bank of Australia 102,322
9,010 Community Bank System, Inc. 639,169
50,520 Community Trust Bancorp, Inc. 2,356,253
48,153 Cullen/Frost Bankers, Inc. 4,708,400
48,100 DBS Group Holdings, Ltd. 927,428
1,358 Deutsche Boerse AG 212,953

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
115
Shares Common Stock ( 28.5% ) Value
Financials (4.3%) - continued
28,127 Deutsche Pfandbriefbank AG
i
$ 458,096
1,040 Diamond Hill Investment Group, Inc. 146,078
26,903 Discover Financial Services 2,281,912
42,241 DnB ASA 790,452
11,908 Dynex Capital, Inc. 201,722
178,266 E*TRADE Financial Corporation 8,087,928
39,920 East West Bancorp, Inc. 1,944,104
18,072 Ellington Residential Mortgage REIT 196,081
7,358 Enstar Group, Ltd.
h
1,522,076
22,401 Enterprise Financial Services
Corporation 1,079,952
46,881 Essent Group, Ltd. 2,437,343
12,345 Euronext NV
i
1,009,084
256,070 Everi Holdings, Inc.
h
3,439,020
12,864 FBL Financial Group, Inc. 758,076
4,878 Federal Agricultural Mortgage
Corporation 407,313
232,984 Fifth Third Bancorp 7,161,928
39,061 Financial Institutions, Inc. 1,253,858
26,878 First American Financial Corporation 1,567,525
2,176 First Bancorp 86,844
71,818 First Busey Corporation 1,974,995
17,894 First Citizens BancShares , Inc. 9,523,366
75,219 First Defiance Financial Corporation 2,368,646
30,888 First Financial Corporation 1,412,199
3,111 First Hawaiian, Inc. 89,752
57,757 First Interstate BancSystem , Inc. 2,421,173
2,119 First Mid-Illinois Bancshares, Inc. 74,695
51,504 First Midwest Bancorp, Inc. 1,187,682
6,304 First of Long Island Corporation 158,104
39,107 First Republic Bank 4,593,117
125,536 FlexiGroup , Ltd. 162,231
7,296 Goldman Sachs Group, Inc. 1,677,569
60,497 Great Southern Bancorp, Inc. 3,830,670
8,124 Great Western Bancorp, Inc. 282,228
61,486 Hamilton Lane, Inc. 3,664,566
27,426 Hancock Whitney Corporation 1,203,453
2,813 Hanmi Financial Corporation 56,246
41,523 Hanover Insurance Group, Inc. 5,674,948
94,245 Hartford Financial Services Group,
Inc. 5,727,269
32,947 Heartland Financial USA, Inc. 1,638,784
171,349 Heritage Commerce Corporation 2,198,408
49,579 Hometrust Bancshares, Inc. 1,330,205
30,059 Horace Mann Educators Corporation 1,312,376
69,592 Horizon Bancorp, Inc. 1,322,248
33,843 Houlihan Lokey , Inc. 1,653,907
224,171 HSBC Holdings plc 1,754,922
2,092 IA Financial Corporation, Inc. 114,915
34,394 IBERIABANK Corporation 2,573,703
61,948 Independent Bank Corporation 1,403,122
52,883 Interactive Brokers Group, Inc. 2,465,405
170,297 Intercontinental Exchange, Inc. 15,760,987
21,181 International Bancshares
Corporation 912,266
189,785 Israel Discount Bank, Ltd. 881,402
53,995 J.P. Morgan Chase & Company 7,526,903
13,025 Kemper Corporation 1,009,438
192,690 KeyCorp 3,900,046
1,538 L E Lundbergforetagen AB 67,516
28,046 Lakeland Bancorp, Inc. 487,439
13,831 Laurentian Bank of Canada
g
473,229
44,218 Loews Corporation 2,321,003
23,144 M&T Bank Corporation 3,928,694
66,756 Manulife Financial Corporation 1,355,118
3,002 Markel Corporation
h
3,431,796
Shares Common Stock ( 28.5% ) Value
Financials (4.3%) - continued
8,794 Mercantile Bank Corporation $ 320,717
76,668 Meridian Bancorp, Inc. 1,540,260
65,632 MetLife, Inc. 3,345,263
81,758 MidWestOne Financial Group, Inc. 2,962,092
4,411 Moody's Corporation 1,047,216
55,079 Morgan Stanley 2,815,638
14,024 MSCI, Inc. 3,620,716
889 Muenchener Rueckversicherungs-
Gesellschaft AG 262,339
15,889 National Bank of Canada 881,968
919 National Western Life Group, Inc. 267,319
39,242 Northern Trust Corporation 4,169,070
12,562 Old Republic International
Corporation 281,012
34,704 Old Second Bancorp, Inc. 467,463
2,063 Onex Corporation 130,543
24,736 PacWest Bancorp 946,647
3,698 Paragon Banking Group plc 26,402
3,678 Pargesa Holding SA 305,573
44,184 PCSB Financial Corporation 894,726
2,364 Peapack -Gladstone Financial
Corporation 73,048
11,255 Peoples Bancorp, Inc. 390,098
65,385 Popular, Inc. 3,841,369
17,932 Power Corporation of Canada 461,919
4,138 Power Financial Corporation 111,341
12,096 Primerica, Inc. 1,579,254
109,118 Prosight Global, Inc.
h
1,760,073
21,541 Prudential Financial, Inc. 2,019,253
40,997 QCR Holdings, Inc. 1,798,128
92,575 Radian Group, Inc. 2,329,187
98,853 Raymond James Financial, Inc. 8,843,389
36,864 Reinsurance Group of America, Inc. 6,011,044
6,835 Royal Bank of Canada 540,831
40,935 S&P Global, Inc. 11,177,302
2,359 S&T Bancorp, Inc. 95,044
1,144 Safety Insurance Group, Inc. 105,854
43,179 Sandy Spring Bancorp, Inc. 1,635,621
38,887 Santander Consumer USA Holdings,
Inc. 908,789
120,651 Seacoast Banking Corporation of
Florida
h
3,688,301
102,473 SEI Investments Company 6,709,932
2,310 Selective Insurance Group, Inc. 150,589
4,200 Senshu Ikeda Holdings, Inc. 7,986
44,398 State Auto Financial Corporation 1,377,226
36,406 Sun Life Financial, Inc. 1,660,005
24,094 SVB Financial Group
h
6,048,558
2,992 Swiss Life Holding AG 1,500,998
156,795 Synovus Financial Corporation 6,146,364
38,600 T. Rowe Price Group, Inc. 4,703,024
15,069 Territorial Bancorp, Inc. 466,235
26,332 TMX Group, Ltd. 2,280,261
4,763 Topdanmark AS 234,795
42,920 Toronto-Dominion Bank 2,407,195
25,846 TPG RE Finance Trust, Inc. 523,898
37,457 TriCo Bancshares 1,528,620
157,064 TrustCo Bank Corporation 1,361,745
113,572 U.S. Bancorp 6,733,684
33,063 Umpqua Holdings Corporation 585,215
4,567 Univest Financial Corporation 122,304
361 Virtus Investment Partners, Inc. 43,941
22,682 Washington Trust Bancorp, Inc. 1,220,065
79,319 Webster Financial Corporation 4,232,462
6,631 WesBanco , Inc. 250,585
12,198 Western Alliance Bancorp 695,286

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
116
Shares Common Stock ( 28.5% ) Value
Financials (4.3%) - continued
2,210 Westwood Holdings Group, Inc. $ 65,460
3,349 Willis Towers Watson plc 676,297
104,847 Wintrust Financial Corporation 7,433,652
227,676 Zions Bancorporations NA 11,820,938
630 Zurich Insurance Group AG 258,426
Total 455,275,126
Health Care (4.1%)
65,528 Abbott Laboratories 5,691,762
38,807 Aerie Pharmaceuticals, Inc.
g,h
937,965
65,970 Agilent Technologies, Inc. 5,627,901
62,727 Agios Pharmaceuticals, Inc.
h
2,995,214
27,823 Alexion Pharmaceuticals, Inc.
h
3,009,057
16,717 Alkermes plc
h
341,027
18,715 AmerisourceBergen Corporation 1,591,149
37,417 Amgen, Inc. 9,020,116
14,364 Arena Pharmaceuticals, Inc.
h
652,413
777 Atrion Corporation 583,916
105,733 Axonics Modulation Technologies,
Inc.
g,h
2,929,861
74,099 Bausch Health Companies, Inc.
h
2,217,042
15,231 Becton, Dickinson and Company 4,142,375
5,876 Biogen, Inc.
h
1,743,585
29,717 BioMarin Pharmaceutical, Inc.
h
2,512,572
18,126 Bio-Rad Laboratories, Inc.
h
6,707,164
43,216 Bio- Techne Corporation 9,486,344
2,689 Bluebird Bio, Inc.
h
235,960
6,307 Bruker Corporation 321,468
128,229 Catalent , Inc.
h
7,219,293
64,110 Centene Corporation
h
4,030,596
43,895 Charles River Laboratories
International, Inc.
h
6,705,400
10,976 Chemed Corporation 4,821,318
20,442 Cigna Holding Company 4,180,185
79,464 CryoLife , Inc.
h
2,152,680
6,118 CSL, Ltd. 1,186,170
102,704 CVS Health Corporation 7,629,880
45,669 Danaher Corporation 7,009,278
19,236 Dexcom , Inc.
h
4,207,683
60,891 Edwards Lifesciences Corporation
h
14,205,261
164,604 Gilead Sciences, Inc. 10,695,968
95,269 GlaxoSmithKline plc 2,238,555
5,569 Grifols SA 196,762
69,973 Guardant Health, Inc.
h
5,467,690
117,666 Halozyme Therapeutics, Inc.
h
2,086,218
7,483 HealthStream , Inc.
h
203,538
45,428 Hill-Rom Holdings, Inc. 5,157,441
685 IDEXX Laboratories, Inc.
h
178,874
31,648 Illumina, Inc.
h
10,498,908
30,383 Immunomedics , Inc.
h
642,904
58,526 Inspire Medical Systems, Inc.
h
4,343,214
13,616 Insulet Corporation
h
2,331,059
29,715 Intuitive Surgical, Inc.
h
17,566,022
32,052 Jazz Pharmaceuticals, Inc.
h
4,784,723
138,178 Johnson & Johnson 20,156,025
2,000 KYORIN Holdings, Inc. 34,856
7,507 Laboratory Corporation of America
Holdings
h
1,269,959
52,500 LHC Group, Inc.
h
7,232,400
26,662 Ligand Pharmaceuticals, Inc.
g,h
2,780,580
652 LNA Sante 36,286
3,829 McKesson Corporation 529,627
144,329 Medtronic plc 16,374,125
162,656 Merck & Company, Inc. 14,793,563
5,706 Mesa Laboratories, Inc. 1,423,076
96,659 Natera , Inc.
h
3,256,442
Shares Common Stock ( 28.5% ) Value
Health Care (4.1%) - continued
31,321 National Healthcare Corporation $ 2,707,074
26,117 Neurocrine Biosciences, Inc.
h
2,807,316
11,256 Nevro Corporation
h
1,323,030
19,717 NextGen Healthcare, Inc.
h
316,852
26,662 Novartis AG 2,524,614
30,684 Novo Nordisk AS 1,778,102
198,828 Optinose , Inc.
g,h
1,833,194
13,060 Orthifix Medical, Inc.
h
603,111
8,219 PerkinElmer, Inc. 798,065
127,618 Pfizer, Inc. 5,000,073
13,850 Pharming Group NV
h
24,404
2,038 Phibro Animal Health Corporation 50,604
22,219 PRA Health Sciences, Inc.
h
2,469,642
4,366 Prothena Corporation plc
h
69,114
9,113 Recordati SPA 384,158
24,816 Repligen Corporation
h
2,295,480
21,424 ResMed , Inc. 3,320,077
8,281 Roche Holding AG 2,691,348
15,745 Sage Therapeutics, Inc.
g,h
1,136,632
11,503 Sarepta Therapeutics, Inc.
h
1,484,347
613 Sonova Holding AG 140,137
9,250 Stryker Corporation 1,941,945
1,918 Surmodics , Inc.
h
79,463
45,691 Syneos Health, Inc.
h
2,717,472
62,533 Tactile Systems Technology, Inc.
h
4,221,603
23,493 Teleflex, Inc. 8,843,705
57,968 Thermo Fisher Scientific, Inc. 18,832,064
6,170 U.S. Physical Therapy, Inc. 705,540
12,362 United Therapeutics Corporation
h
1,088,845
109,581 UnitedHealth Group, Inc. 32,214,622
17,341 Universal Health Services, Inc. 2,487,740
14,344 Varian Medical Systems, Inc.
h
2,036,991
66,039 Veeva Systems, Inc.
h
9,289,046
73,697 Vertex Pharmaceuticals, Inc.
h
16,135,958
5,283 Waters Corporation
h
1,234,373
16,443 West Pharmaceutical Services, Inc. 2,471,876
382,647 Wright Medical Group NV
h
11,663,081
408 Zimmer Biomet Holdings, Inc. 61,069
170,713 Zoetis, Inc. 22,593,866
Total 430,750,083
Industrials (3.8%)
17,368 3M Company 3,064,063
43,599 A.O. Smith Corporation 2,077,056
9,385 Aalberts NV 422,401
20,095 Aegion Corporation
h
449,525
61,905 Aerojet Rocketdyne Holdings, Inc.
h
2,826,582
66,924 AGCO Corporation 5,169,879
116,096 Altra Industrial Motion Corporation 4,203,836
96,847 AMETEK, Inc. 9,659,520
49,091 Arcosa , Inc. 2,187,004
76,918 ASGN, Inc.
h
5,458,870
13,578 Assa Abloy AB 317,392
39,925 Atlas Copco AB, Class A 1,593,633
19,571 Atlas Copco AB, Class B 679,526
89,109 AZZ, Inc. 4,094,559
31,770 Boeing Company 10,349,395
1,512 Brenntag AG 82,036
60,041 BWX Technologies, Inc. 3,727,345
6,801 Carlisle Companies, Inc. 1,100,674
74,038 Casella Waste Systems, Inc.
h
3,407,969
167,160 CBIZ, Inc.
h
4,506,634
4,322 CIA De Distribucion Integral 97,484
1,065 Cintas Corporation 286,570
5,243 Columbus McKinnon Corporation 209,877
15,666 CRA International, Inc. 853,327

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
117
Shares Common Stock ( 28.5% ) Value
Industrials (3.8%) - continued
86,620 Crane Company $ 7,482,236
50,610 CSW Industrials, Inc. 3,896,970
31,816 CSX Corporation 2,302,206
82,185 Curtiss-Wright Corporation 11,579,045
89,849 Delta Air Lines, Inc. 5,254,370
23,767 Douglas Dynamics, Inc. 1,307,185
1,016 Eaton Corporation plc 96,236
121,329 EMCOR Group, Inc. 10,470,693
62,359 Emerson Electric Company 4,755,497
38,539 Encore Wire Corporation 2,212,139
38,498 Expeditors International of
Washington, Inc. 3,003,614
59,828 Forrester Research, Inc.
h
2,494,828
337 Fraport AG Frankfurt Airport Services
Worldwide 28,606
50 Geberit AG 28,064
47,624 General Dynamics Corporation 8,398,492
24,200 Gorman-Rupp Company 907,500
3,200 GS Yuasa Corporation 68,974
56,977 GWA Group, Ltd.
g
132,566
3,800 Hanwa Company, Ltd. 99,443
60,067 Healthcare Services Group, Inc. 1,460,829
12,501 Heico Corporation 1,426,989
4,549 Herc Holdings, Inc.
h
222,628
10,400 Hino Motors, Ltd. 109,985
164,446 Honeywell International, Inc. 29,106,942
45,104 Hubbell, Inc. 6,667,273
20,164 Huntington Ingalls Industries, Inc. 5,058,744
28,023 ICF International, Inc. 2,567,467
55,483 IDEX Corporation 9,543,076
13,400 Inaba Denki Sangyo Company, Ltd. 339,864
56,659 Ingersoll-Rand plc 7,531,114
31,944 Interface, Inc. 529,951
12,189 John Bean Technologies Corporation 1,373,213
69,860 Johnson Controls International plc 2,844,001
13,660 Kansas City Southern 2,092,166
64,734 Kennametal, Inc. 2,388,037
9,343 Kforce , Inc. 370,917
8,300 Kinden Corporation 128,961
15,932 Koninklijke Philips NV 778,819
40,738 Kratos Defense & Security Solutions,
Inc.
h
733,691
16,073 Legrand SA 1,309,639
66,031 Lincoln Electric Holdings, Inc. 6,387,179
34,200 Lockheed Martin Corporation 13,316,796
5,251 Manpower, Inc. 509,872
132,400 Marubeni Corporation 978,221
33,283 Masonite International Corporation
h
2,403,365
34,215 Mercury Systems, Inc.
h
2,364,599
63,311 Meritor, Inc.
h
1,658,115
55,300 Mitsubishi Corporation 1,464,973
23,400 Mitsubishi Electric Corporation 318,607
5,500 Mitsuboshi Belting, Ltd. 105,705
77,300 Mitsui & Company, Ltd. 1,374,048
15,713 MSC Industrial Direct Company, Inc. 1,232,999
10,770 Mueller Industries, Inc. 341,947
22,176 National Express Group plc 138,218
16,600 Nitto Kogyo Corporation 384,684
9,018 Nobina AB
i
62,053
48,125 Norfolk Southern Corporation 9,342,506
6,686 Northgate plc 27,543
30,712 Old Dominion Freight Line, Inc. 5,828,523
27,265 PageGroup plc 188,884
30,873 Parker-Hannifin Corporation 6,354,281
125,214 Primoris Services Corporation 2,784,759
32,121 Raven Industries, Inc. 1,106,890
Shares Common Stock ( 28.5% ) Value
Industrials (3.8%) - continued
47,009 Regal-Beloit Corporation $ 4,024,440
56,597 RELX plc 1,428,707
2,981 Republic Services, Inc. 267,187
144,723 Ritchie Brothers Auctioneers, Inc. 6,215,853
9,520 Rockwell Automation, Inc. 1,929,418
15,332 Roper Industries, Inc. 5,431,054
32,433 Saia, Inc.
h
3,020,161
12,923 Sandvik AB 251,706
12,248 Schneider Electric SE 1,258,362
28,168 Signify NV
i
881,629
22,931 SiteOne Landscape Supply, Inc.
h
2,078,695
39,671 SKF AB 803,192
260,900 Sojitz Corporation 840,906
168,608 Southwest Airlines Company 9,101,460
24,600 SP Plus Corporation
h
1,043,778
2,693 Spirax-Sarco Engineering plc 317,005
8,510 SPX FLOW, Inc.
h
415,884
71,724 Standex International Corporation 5,691,299
4,947 Stanley Black & Decker, Inc. 819,916
55,300 Sumitomo Corporation 821,390
2,600 Taikisha, Ltd. 92,244
37,163 Teledyne Technologies, Inc.
h
12,878,466
14,344 Thermon Group Holdings, Inc.
h
384,419
7,300 Toppan Forms Company, Ltd. 81,735
4,894 Transcontinental, Inc. 59,811
4,784 TransDigm Group, Inc. 2,679,040
125,230 TriMas Corporation
h
3,933,474
5,600 Tsubakimoto Chain Company 197,024
19,193 UniFirst Corporation 3,876,602
32,771 United Airlines Holdings, Inc.
h
2,886,797
38,484 United Rentals, Inc.
h
6,417,977
70,955 United Technologies Corporation 10,626,221
70,890 Valmont Industries, Inc. 10,617,904
92,768 Verisk Analytics, Inc. 13,853,973
7,996 Volvo AB 133,863
65,164 Waste Connections, Inc. 5,916,240
18,765 Watsco , Inc. 3,380,515
102,428 Willdan Group, Inc.
h
3,255,162
38,849 Xylem, Inc. 3,060,913
3,500 Yuasa Trading Company, Ltd. 117,796
Total 397,695,112
Information Technology (7.0%)
31,168 Accenture plc 6,563,046
30,784 Adobe, Inc.
h
10,152,871
23,236 ADTRAN, Inc. 229,804
15,002 Advanced Energy Industries, Inc.
h
1,068,142
198,102 Advanced Micro Devices, Inc.
h
9,084,958
88,144 Akamai Technologies, Inc.
h
7,613,879
20,782 Alliance Data Systems Corporation 2,331,740
22,910 Alteryx, Inc.
g,h
2,292,604
16,811 Amadeus IT Holding SA 1,376,773
9,907 American Software, Inc. 147,416
123,619 Amphenol Corporation 13,379,284
18,756 ANSYS, Inc.
h
4,827,982
246,684 Apple, Inc. 72,438,757
25,452 Arista Networks, Inc.
h
5,176,937
19,857 Atlassian Corporation plc
h
2,389,591
39,434 Automatic Data Processing, Inc. 6,723,497
53,487 Avalara, Inc.
h
3,917,923
4,200 Badger Meter, Inc. 272,706
43,529 Bandwidth, Inc.
h
2,788,032
7,775 BE Semiconductor Industries NV 301,851
102,840 Benchmark Electronics, Inc. 3,533,582
67,976 Blackline, Inc.
h
3,504,843
17,473 Broadridge Financial Solutions, Inc. 2,158,614

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
118
Shares Common Stock ( 28.5% ) Value
Information Technology (7.0%) - continued
4,756 CACI International, Inc.
h
$ 1,188,952
12,200 Canon, Inc. 333,895
100,507 CDK Global, Inc. 5,495,723
20,047 CDW Corporation 2,863,514
7,134 CEVA, Inc.
h
192,333
27,467 CGI, Inc.
h
2,298,594
170,079 Ciena Corporation
h
7,260,673
477,698 Cisco Systems, Inc. 22,910,396
19,529 Clearwater Energy, Inc. 373,395
35,498 Cognex Corporation 1,989,308
21,351 Computer Services, Inc. 950,120
20,748 Computershare, Ltd. 244,617
61,862 Coupa Software, Inc.
h
9,047,318
49,796 CTS Corporation 1,494,378
48,489 Descartes Systems Group, Inc.
h
2,071,450
1,375 Dialog Semiconductor plc
h
69,833
80,201 DocuSign, Inc.
h
5,943,696
261,368 Dolby Laboratories, Inc. 17,982,118
22,848 DSP Group, Inc.
h
359,628
59,203 Elastic NV
h
3,806,753
21,277 ePlus , Inc.
h
1,793,438
23,570 Euronet Worldwide, Inc.
h
3,713,689
38,877 ExlService Holdings, Inc.
h
2,700,396
8,213 eXp World Holdings, Inc.
g,h
93,053
39,238 F5 Networks, Inc.
h
5,479,587
6,172 Fair Isaac Corporation
h
2,312,525
64,669 Fiserv, Inc.
h
7,477,676
58,187 Five9, Inc.
h
3,815,903
4,173 FLIR Systems, Inc. 217,288
1,600 Fuji Soft, Inc. 61,618
34,502 Global Payments, Inc. 6,298,685
63,779 Guidewire Software, Inc.
h
7,001,021
51,345 Halma plc 1,437,805
8,821 InterDigital , Inc. 480,656
3,117 International Business Machines
Corporation 417,803
58,150 Intuit, Inc. 15,231,230
24,433 Jack Henry & Associates, Inc. 3,559,155
43,373 Juniper Networks, Inc. 1,068,277
15,298 Keysight Technologies, Inc.
h
1,570,034
18,397 KLA-Tencor Corporation 3,277,794
4,892 Kulicke and Soffa Industries, Inc. 133,062
19,709 Lam Research Corporation 5,762,912
125,573 Lattice Semiconductor Corporation
h
2,403,467
1,113 Littelfuse , Inc. 212,917
16,334 ManTech International Corporation 1,304,760
126,520 MasterCard, Inc. 37,777,607
43,315 Maxim Integrated Products, Inc. 2,664,306
44,112 Methode Electronics, Inc. 1,735,807
608,922 Microsoft Corporation 96,026,999
33,026 MicroStrategy , Inc.
h
4,710,498
27,596 MKS Instruments, Inc. 3,035,836
82,547 Monolithic Power Systems, Inc. 14,695,017
23,891 MTS Systems Corporation 1,147,485
63,568 National Instruments Corporation 2,691,469
9,100 NEC Networks & System Integration
Corporation 322,304
914 NetApp, Inc. 56,897
24,389 New Relic, Inc.
h
1,602,601
33,185 Nice, Ltd. ADR
h
5,148,653
43,101 Nova Measuring Instruments, Ltd.
h
1,630,511
22,300 Novanta , Inc.
h
1,972,212
52,659 Nuance Communications, Inc.
h
938,910
46,809 NVIDIA Corporation 11,014,158
109,431 Oracle Corporation 5,797,654
25,164 Palo Alto Networks, Inc.
h
5,819,175
Shares Common Stock ( 28.5% ) Value
Information Technology (7.0%) - continued
171,995 PayPal Holdings, Inc.
h
$ 18,604,699
18,985 Plexus Corporation
h
1,460,706
26,864 Progress Software Corporation 1,116,199
25,061 Proofpoint , Inc.
h
2,876,502
35,106 Q2 Holdings, Inc.
h
2,846,394
24,790 QAD, Inc. 1,262,555
33,153 QUALCOMM, Inc. 2,925,089
8,549 Rambus, Inc.
h
117,762
26,884 Rogers Corporation
h
3,353,241
3,500 Ryoyo Electro Corporation 64,906
187,482 SailPoint Technologies Holdings, Inc.
h
4,424,575
117,605 Salesforce.com, Inc.
h
19,127,277
2,941 Samsung Electronics Company, Ltd.
GDR 3,519,482
30,158 ScanSource , Inc.
h
1,114,338
76,245 ServiceNow , Inc.
h
21,525,488
18,405 Silicon Laboratories, Inc.
h
2,134,612
95,173 Square, Inc.
h
5,954,023
9,426 Sykes Enterprises, Inc.
h
348,668
96,775 Synopsys, Inc.
h
13,471,080
73,332 TE Connectivity, Ltd. 7,028,139
50,301 Teradyne, Inc. 3,430,025
175,970 Texas Instruments, Inc. 22,575,191
22,335 Tyler Technologies, Inc.
h
6,700,947
23,228 VeriSign, Inc.
h
4,475,571
90,683 Virtusa Corporation
h
4,110,660
209,289 Visa, Inc. 39,325,403
10,600 VMware, Inc. 1,608,974
22,298 WEX, Inc.
h
4,670,539
29,555 Xilinx, Inc. 2,889,592
Total 728,827,013
Materials (1.0%)
6,415 AdvanSix , Inc.
h
128,043
75,160 Alcoa Corporation
h
1,616,692
24,093 AptarGroup, Inc. 2,785,633
22,577 Avery Dennison Corporation 2,953,523
1,062 Balchem Corporation 107,931
39,741 Ball Corporation 2,570,050
15,834 Cabot Corporation 752,432
21,230 Celanese Corporation 2,613,838
57,125 CF Industries Holdings, Inc. 2,727,147
81,590 Eastman Chemical Company 6,466,823
76,367 Ecolab, Inc. 14,738,067
7,004 Ferro Corporation
h
103,869
90,800 Ferroglobe Representation &
Warranty Insurance Trust
e,h
9
18,628 Granges AB 196,712
26,510 Hexpol AB 260,528
4,500 Hokuetsu Corporation 23,134
16,607 Ingevity Corporation
h
1,451,120
51,680 Innospec , Inc. 5,345,779
3,143 International Paper Company 144,735
8,437 Kadant , Inc. 888,754
58,201 Kaiser Aluminum Corporation 6,453,909
7,762 Koninklijke DSM NV 1,014,852
14,188 Kraton Performance Polymers, Inc.
h
359,240
15,500 Kyoei Steel, Ltd. 302,044
2,900 Lintec Corporation 64,562
172,713 Louisiana-Pacific Corporation 5,124,395
21,049 Martin Marietta Materials, Inc. 5,886,142
800 Maruichi Steel Tube, Ltd. 22,482
40,846 Materion Corporation 2,428,295
22,783 Minerals Technologies, Inc. 1,312,984
77,907 Myers Industries, Inc. 1,299,489
28,871 Neenah, Inc. 2,033,384

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
119
Shares Common Stock ( 28.5% ) Value
Materials (1.0%) - continued
10,800 Nippon Light Metal Holdings
Company, Ltd. $ 23,213
73,700 Nippon Steel Corporation 1,110,875
1,100 Nissan Chemical Industries, Ltd. 46,066
55,319 Nucor Corporation 3,113,353
87,491 Nutanix , Inc.
h
2,734,969
9,566 Olympic Steel, Inc. 171,423
50,536 PPG Industries, Inc. 6,746,051
2,106 Quaker Chemical Corporation 346,479
25,422 Reliance Steel & Aluminum Company 3,044,539
8,447 RPM International, Inc. 648,392
43,537 Ryerson Holding Corporation
h
515,043
38,929 Sandfire Resources NL 163,569
900 Sanyo Special Steel Company, Ltd. 12,964
3,892 Schnitzer Steel Industries, Inc. 84,379
10,451 Schweitzer-Mauduit International,
Inc. 438,837
5,046 Sensient Technologies Corporation 333,490
7,832 Sherwin-Williams Company 4,570,285
161,334 Steel Dynamics, Inc. 5,491,809
2,600 Taiyo Holdings Company, Ltd. 105,759
12,700 Toagosei Company, Ltd. 146,419
29,800 Toray Industries, Inc. 201,911
16,600 United States Lime & Minerals, Inc. 1,498,980
20,804 UPM- Kymmene Oyj 721,787
73,858 Verso Corporation
h
1,331,660
6,600 W. R. Grace & Company 461,010
Total 106,239,859
Real Estate (1.4%)
8,248 Acadia Realty Trust 213,871
62,316 Agree Realty Corporation 4,372,714
24,752 Alexander & Baldwin, Inc. 518,802
19,454 Alexandria Real Estate Equities, Inc. 3,143,377
10,962 Allied Properties REIT 439,560
9,285 Alstria Office REIT AG 174,452
1,532 American Assets Trust, Inc. 70,319
92,417 American Campus Communities, Inc. 4,346,371
49,064 American Tower Corporation 11,275,888
24,918 Apartment Investment &
Management Company 1,287,015
69,417 Apple Hospitality REIT, Inc. 1,128,026
14,512 Ares Commercial Real Estate
Corporation 229,870
28,983 Armada Hoffler Properties, Inc. 531,838
172,064 Ascendas REIT 380,150
22,300 Ascott Trust
e,h
22,052
70,976 Ashford Hospitality Trust, Inc. 198,023
7,282 BBX Capital Corporation 34,735
8,594 Bluerock Residential Growth REIT,
Inc. 103,558
101,617 Brixmor Property Group, Inc. 2,195,943
43,695 Camden Property Trust 4,636,039
6,146 CareTrust REIT, Inc. 126,792
17,862 Castellum AB 419,549
131,036 CBL & Associates Properties, Inc. 137,588
117,661 Cedar Realty Trust, Inc. 347,100
25,062 Chatham Lodging Trust 459,637
6,670 Choice Properties REIT 71,449
22,182 City Office REIT, Inc. 299,901
320 Cofinimmo SA 47,022
3,057 Columbia Property Trust, Inc. 63,922
18,533 Corepoint Lodging, Inc. 197,932
26,978 CoreSite Realty Corporation 3,024,773
11,615 CoStar Group, Inc.
h
6,949,254
64,782 Cousins Properties, Inc. 2,669,018
Shares Common Stock ( 28.5% ) Value
Real Estate (1.4%) - continued
19,783 CyrusOne , Inc. $ 1,294,402
8,200 Daito Trust Construction Company,
Ltd. 1,013,326
1,381 Deutsche EuroShop AG 40,927
14,261 DiamondRock Hospitality Company 158,012
15,537 Digital Realty Trust, Inc. 1,860,400
66,212 Douglas Emmett, Inc. 2,906,707
70,794 Duke Realty Corporation 2,454,428
4,273 EastGroup Properties, Inc. 566,899
20,566 Empire State Realty Trust, Inc. 287,101
3,391 Entra ASA
i
56,059
13,869 EPR Properties 979,706
4,102 Equity Lifestyle Properties, Inc. 288,740
31,409 Equity Residential 2,541,616
9,275 Essex Property Trust, Inc. 2,790,476
24,520 Farmland Partners, Inc. 166,246
5,357 First Capital REIT 85,271
86,655 First Industrial Realty Trust, Inc. 3,597,049
3,465 Four Corners Property Trust, Inc. 97,678
54,650 Franklin Street Properties
Corporation 467,804
45,296 Gaming and Leisure Properties, Inc. 1,949,993
12,523 Getty Realty Corporation 411,631
20,417 Gladstone Commercial Corporation 446,316
14,540 Granite REIT 738,785
25,840 Healthcare Realty Trust, Inc. 862,281
46,439 Healthcare Trust of America, Inc. 1,406,173
25,296 Highwoods Properties, Inc. 1,237,227
192,809 Host Hotels & Resorts, Inc. 3,576,607
16,949 Hudson Pacific Properties, Inc. 638,130
85,000 Hysan Development Company, Ltd. 333,307
8,135 Industrial Logistics Properties Trust 182,387
8,654 Innovative Industrial Properties, Inc. 656,579
9,229 Investors Real Estate Trust 669,102
15,302 JBG SMITH Properties 610,397
10,740 Jones Lang LaSalle, Inc. 1,869,727
65,363 Kilroy Realty Corporation 5,483,956
22,618 Kite Realty Group Trust 441,730
19,287 Klepierre SA 733,757
18,942 Lamar Advertising Company 1,690,763
546 LEG Immobilien AG 64,481
33,620 Lexington Realty Trust 357,044
6,290 Life Storage, Inc. 681,081
3,261 LTC Properties, Inc. 145,995
44,200 Mapletree Commercial Trust 78,599
76,315 Medical Properties Trust, Inc. 1,611,010
6,241 Merlin Properties Socimi SA 89,704
6,984 MGM Growth Properties LLC 216,294
96,615 Mirvac Group 216,253
33,064 Monmouth Real Estate Investment
Corporation 478,767
4,993 National Health Investors, Inc. 406,830
30,564 National Retail Properties, Inc. 1,638,842
118,248 National Storage Affiliates Trust 3,975,498
1,009 Northview Apartment REIT 23,031
16,013 Office Properties Income Trust 514,658
31,773 Omega Healthcare Investors, Inc. 1,345,587
15,892 One Liberty Properties, Inc. 432,103
24,985 Outfront Media, Inc. 670,098
27,316 Paramount Group, Inc. 380,239
16,809 Pebblebrook Hotel Trust 450,649
77,223 Physicians Realty Trust 1,462,604
27,853 PotlatchDeltic Corporation 1,205,199
4,615 Preferred Apartment Communities,
Inc. 61,472
8,703 PS Business Parks, Inc. 1,434,864

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
120
Shares Common Stock ( 28.5% ) Value
Real Estate (1.4%) - continued
8,243 PSP Swiss Property AG $ 1,138,149
10,828 Quebecor, Inc. 276,339
22,648 Rayonier, Inc. REIT 741,948
1,079 RE/MAX Holdings, Inc. 41,531
10,359 Retail Opportunity Investments
Corporation 182,940
73,812 Retail Properties of America, Inc. 989,081
11,947 RioCan REIT 246,199
22,854 RLJ Lodging Trust 404,973
3,178 RMR Group, Inc. 145,044
29,000 Road King Infrastructure, Ltd. 56,181
28,229 RPT Realty 424,564
12,006 Ryman Hospitality Properties 1,040,440
92,629 Sabra Health Care REIT, Inc. 1,976,703
4,343 Saul Centers, Inc. 229,224
28,983 SBA Communications Corporation 6,984,613
128,415 Service Properties Trust 3,124,337
27,210 Spirit Realty Capital, Inc. 1,338,188
22,627 St. Joe Company
g,h
448,693
10,599 STAG Industrial, Inc. 334,610
87,408 Store Capital Corporation 3,255,074
52,074 Summit Hotel Properties, Inc. 642,593
4,659 Swiss Prime Site AG 539,019
25,642 TAG Immobilien AG 636,839
13,005 Terreno Realty Corporation 704,091
20,065 UMH Properties, Inc. 315,622
98,815 Uniti Group, Inc. 811,271
2,254 Universal Health Realty Income Trust 264,529
15,850 Urstadt Biddle Properties, Inc. 393,714
58,791 VICI Properties, Inc. 1,502,110
80,112 Washington Prime Group, Inc. 291,608
77,400 Wing Tai Holdings, Ltd. 116,248
Total 143,245,612
Utilities (0.3%)
35,867 AGL Energy, Ltd. 516,254
48,785 Alliant Energy Corporation 2,669,515
25,292 Artesian Resources Corporation 941,115
4,706 Chesapeake Utilities Corporation 450,976
41,103 CMS Energy Corporation 2,582,913
21,383 Consolidated Water Company, Ltd. 348,543
6,199 DTE Energy Company 805,064
35,492 Enagas SA 905,315
27,361 Entergy Corporation 3,277,848
157,560 Exelon Corporation 7,183,160
16,248 IDACORP, Inc. 1,735,286
7,845 Middlesex Water Company 498,707
19,840 New Jersey Resources Corporation 884,269
4,738 Northland Power, Inc.
g
99,244
14,077 NorthWestern Corporation 1,008,899
10,335 Otter Tail Corporation 530,082
32,927 PNM Resources, Inc. 1,669,728
31,698 Public Service Enterprise Group, Inc. 1,871,767
8,789 Southwest Gas Holdings, Inc. 667,700
19,208 Spire, Inc. 1,600,219
10,890 Unitil Corporation 673,220
Total 30,919,824
Total Common Stock
(cost $2,177,061,325) 2,980,447,641
Principal
Amount Long-Term Fixed Income ( 28.3% ) Value
Asset-Backed Securities (1.1%)
Access Group, Inc.
$ 369,154
2.292%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,i
$ 361,549
Aimco
3,100,000
3.618%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,i
3,094,752
Ares CLO, Ltd.
4,250,000
3.402%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,i
4,213,692
Ares XXXIIR CLO, Ltd.
2,750,000
2.850%,  (LIBOR 3M +
0.940%), 5/15/2030, Ser.
2014-32RA, Class A1A
b,i
2,729,155
Benefit Street Partners CLO IV, Ltd.
3,100,000
3.716%,  (LIBOR 3M + 1.750%),
1/20/2029, Ser. 2014-IVA,
Class A2RR
b,i
3,100,518
Betony CLO, Ltd.
1,260,000
3.016%,  (LIBOR 3M +
1.080%), 4/30/2031, Ser.
2018-1A, Class A1
b,i
1,249,185
Buttermilk Park CLO, Ltd.
7,100,000
3.401%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,i
7,030,676
Carlyle Global Market Strategies
CLO, Ltd.
4,650,000
3.451%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,i
4,602,575
Carvana Auto Receivables Trust
650,000
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
i
650,697
CBAM, Ltd.
4,500,000
3.281%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,i
4,501,930
Colony American Finance Trust
4,949,495
2.835%,  6/15/2052, Ser.
2019-2, Class A
i
4,974,890
Commonbond Student Loan Trust
990,701
2.292%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,i
974,425
CoreVest American Finance Trust
5,742,859
2.705%,  10/15/2052, Ser.
2019-3, Class A
i
5,737,588
DRB Prime Student Loan Trust
226,363
3.692%,  (LIBOR 1M +
1.900%), 10/27/2031, Ser.
2015-B, Class A1
b,i
228,748
Dryden Senior Loan Fund
3,950,000
3.403%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,i
3,903,560
Earnest Student Loan Program
2016-D, LLC
932,476
2.770%,  1/25/2041, Ser.
2016-D, Class A2
i
931,227

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
121
Principal
Amount Long-Term Fixed Income ( 28.3% ) Value
Asset-Backed Securities (1.1%) - continued
Edlinc Student Loan Funding Trust
$ 12,118
5.122%,  (CMT 3M + 3.150%),
10/1/2025, Ser. 2012-A, Class
AT
b,i
$ 12,121
Galaxy XX CLO, Ltd.
4,500,000
2.966%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,i
4,455,774
Golub Capital Partners, Ltd.
2,500,000
3.146%,  (LIBOR 3M + 1.180%),
1/20/2031, Ser. 2015-22A,
Class AR
b,i
2,475,585
3,683,000
3.166%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,i
3,659,340
Goodgreen
4,274,140
3.860%,  10/15/2054, Ser.
2019-1A, Class A
i
4,453,885
Home Partners of America Trust
5,686,936
2.908%,  9/17/2039, Ser.
2019-1, Class A
i
5,657,559
5,644,726
2.703%,  10/19/2039, Ser.
2019-2, Class A
i
5,540,637
Laurel Road Prime Student Loan
Trust
2,081,537
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
i
2,087,309
Madison Park Funding XIV, Ltd.
2,825,000
3.353%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
2,798,939
Magnetite XII, Ltd.
4,425,000
3.101%,  (LIBOR 3M + 1.100%),
10/15/2031, Ser. 2015-12A,
Class ARR
b,i
4,411,999
Mountain View CLO, Ltd.
3,175,000
3.121%,  (LIBOR 3M + 1.120%),
7/15/2031, Ser. 2015-9A,
Class A1R
b,i
3,130,845
National Collegiate Trust
1,877,407
2.087%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,i
1,810,114
Neuberger Berman CLO XIV, Ltd.
2,660,000
3.186%,  (LIBOR 3M +
1.250%), 1/28/2030, Ser.
2013-14A, Class AR
b,i
2,660,128
Neuberger Berman CLO, Ltd.
850,000
3.133%,  (LIBOR 3M + 1.180%),
4/22/2029, Ser. 2014-17A,
Class AR
b,i
850,010
Octagon Investment Partners XVI,
Ltd.
750,000
3.402%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,i
739,000
OZLM VIII, Ltd.
1,300,000
3.172%,  (LIBOR 3M + 1.170%),
10/17/2029, Ser. 2014-8A,
Class A1RR
b,i
1,297,027
Principal
Amount Long-Term Fixed Income ( 28.3% ) Value
Asset-Backed Securities (1.1%) - continued
Palmer Square Loan Funding, Ltd.
$ 3,612,412
2.816%,  (LIBOR 3M +
0.850%), 1/20/2027, Ser.
2018-5A, Class A1
b,i
$ 3,612,419
2,200,000
3.616%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,i
2,201,778
PPM CLO 3, Ltd.
2,250,000
3.402%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,i
2,253,193
Saxon Asset Securities Trust
1,204,048
3.624%,  8/25/2035, Ser.
2004-2, Class MF2
b
1,170,055
Shackleton CLO, Ltd.
3,000,000
3.171%,  (LIBOR 3M + 1.170%),
7/15/2031, Ser. 2015-7RA,
Class A1
b,i
2,979,192
SLM Student Loan Trust
1,377,795
2.192%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
1,329,575
SoFi Professional Loan Program, LLC
400,445
2.420%,  3/25/2030, Ser.
2015-A, Class A2
i
400,383
TCW GEM II, Ltd.
3,900,000
3.660%,  (LIBOR 3M +
1.750%), 2/15/2029, Ser.
2019-1A, Class AJ
b,i
3,900,651
U.S. Small Business Administration
286,362
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 290,117
Voya CLO, Ltd.
2,100,000
3.091%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,i
2,099,935
Total 114,562,737
Basic Materials (0.2%)
Anglo American Capital plc
1,115,000 4.875%,  5/14/2025
i
1,224,036
Chemours Company
1,020,000 6.625%,  5/15/2023 1,023,907
Dow Chemical Company
700,000 4.800%,  11/30/2028 799,763
DowDuPont , Inc.
1,475,000 4.493%,  11/15/2025 1,622,841
First Quantum Minerals, Ltd.
1,880,000 7.500%,  4/1/2025
i
1,922,300
Glencore Funding, LLC
760,000 4.125%,  5/30/2023
i
791,999
950,000 4.000%,  3/27/2027
i
986,361
International Paper Company
1,888,000 4.350%,  8/15/2048 2,003,998
Kinross Gold Corporation
770,000 5.950%,  3/15/2024 854,700
1,950,000 4.500%,  7/15/2027 2,042,625
Krayton Polymers, LLC
910,000 7.000%,  4/15/2025
i
937,300
Novelis Corporation
1,815,000 5.875%,  9/30/2026
i
1,931,351

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
122
Principal
Amount Long-Term Fixed Income ( 28.3% ) Value
Basic Materials (0.2%) - continued
Olin Corporation
$ 1,835,000 5.125%,  9/15/2027 $ 1,912,987
Peabody Securities Finance
Corporation
1,665,000 6.375%,  3/31/2025
i
1,531,800
Syngenta Finance NV
1,375,000 3.933%,  4/23/2021
i
1,398,155
Teck Resources, Ltd.
1,267,000 6.125%,  10/1/2035 1,487,016
Tronox Finance plc
1,050,000 5.750%,  10/1/2025
i
1,069,656
Vale Overseas, Ltd.
1,135,000 6.250%,  8/10/2026 1,332,263
514,000 6.875%,  11/21/2036 668,200
Total 25,541,258
Capital Goods (0.5%)
AECOM
1,730,000 5.125%,  3/15/2027 1,859,750
Amsted Industries, Inc.
1,260,000 5.625%,  7/1/2027
i
1,335,600
Ardagh Packaging Finance plc
1,810,000 6.000%,  2/15/2025
i
1,898,238
Boeing Company
900,000 3.850%,  11/1/2048 953,054
Bombardier, Inc.
2,695,000 7.500%,  3/15/2025
i
2,779,192
Building Materials Corporation of
America
1,855,000 6.000%,  10/15/2025
i
1,950,069
Cemex SAB de CV
1,690,000 5.450%,  11/19/2029
i
1,766,050
Cintas Corporation No. 2
1,125,000 3.700%,  4/1/2027 1,219,167
CNH Industrial Capital, LLC
1,452,000 4.875%,  4/1/2021 1,499,190
CNH Industrial NV
915,000 3.850%,  11/15/2027 954,218
Covanta Holding Corporation
890,000 6.000%,  1/1/2027 938,950
Crown Cork & Seal Company, Inc.
1,670,000 7.375%,  12/15/2026 1,983,125
H&E Equipment Services, Inc.
1,150,000 5.625%,  9/1/2025 1,204,625
Ingersoll-Rand Luxembourg Finance
SA
1,575,000 3.500%,  3/21/2026 1,646,151
L3Harris Technologies, Inc.
2,150,000 3.950%,  5/28/2024
i
2,282,000
Lockheed Martin Corporation
1,496,000 3.600%,  3/1/2035 1,632,696
1,544,000 4.500%,  5/15/2036 1,827,274
374,000 6.150%,  9/1/2036 511,258
Northrop Grumman Corporation
2,575,000 3.850%,  4/15/2045 2,767,601
Owens-Brockway Glass Container,
Inc.
1,460,000 5.000%,  1/15/2022
i
1,515,465
Republic Services, Inc.
1,100,000 2.900%,  7/1/2026 1,125,725
Principal
Amount Long-Term Fixed Income ( 28.3% ) Value
Capital Goods (0.5%) - continued
Reynolds Group Issuer, Inc.
$ 1,935,000 5.125%,  7/15/2023
i
$ 1,980,956
Roper Technologies, Inc.
1,140,000 2.800%,  12/15/2021 1,156,646
605,000 3.650%,  9/15/2023 634,877
668,000 4.200%,  9/15/2028 731,194
Siemens Financieringsmaatschappij
NV
1,055,000 4.200%,  3/16/2047
i
1,252,415
Textron, Inc.
1,010,000 3.375%,  3/1/2028 1,035,878
United Rentals North America, Inc.
1,790,000 5.500%,  7/15/2025 1,859,922
340,000 4.875%,  1/15/2028 354,018
United Technologies Corporation
1,850,000 4.450%,  11/16/2038 2,185,158
1,200,000 3.750%,  11/1/2046 1,303,085
1,900,000 4.050%,  5/4/2047 2,171,968
Total 48,315,515
Collateralized Mortgage Obligations (0.8%)
Ajax Mortgage Loan Trust
3,917,132
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,i
3,959,285
Alternative Loan Trust
796,327
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 658,235
Angel Oak Mortgage Trust I, LLC
391,249
3.500%,  7/25/2046, Ser.
2016-1, Class A1
i
393,271
Bayview Koitere Fund Trust
1,633,958
4.000%,  11/28/2053, Ser.
2017-SPL3, Class A
b,i
1,672,164
Bellemeade Re 2018-1, Ltd.
1,306,162
3.392%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
1,307,946
Bellemeade Re, Ltd.
2,962,741
2.892%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,i
2,965,280
BRAVO Residential Funding Trust
593,575
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
i
600,450
2,646,651
2.748%,  11/25/2059, Ser.
2019-NQM2, Class A1
b,i
2,642,208
Citicorp Mortgage Securities, Inc.
3,541,269
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 3,462,754
Citigroup Mortgage Loan Trust, Inc.
495,592
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 503,172
COLT Funding, LLC
935,779
3.470%,  7/27/2048, Ser.
2018-2, Class A1
b,i
938,071
Countrywide Alternative Loan Trust
907,997
3.434%,  10/25/2035, Ser.
2005-43, Class 4A1
b
856,994
1,108,260
6.000%,  4/25/2036, Ser.
2006-4CB, Class 1A1 877,566
304,900
6.000%,  1/25/2037, Ser.
2006-39CB, Class 1A16 306,372

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
123
Principal
Amount Long-Term Fixed Income ( 28.3% ) Value
Collateralized Mortgage Obligations (0.8%) -
continued
$ 2,077,470
7.000%,  10/25/2037, Ser.
2007-24, Class A10 $ 1,229,395
Countrywide Home Loans, Inc.
556,105
5.750%,  4/25/2037, Ser.
2007-3, Class A27 445,893
Credit Suisse Mortgage Trust
4,781,316
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,i
4,962,284
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
316,529
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 285,226
Ellington Financial Mortgage Trust
2,464,131
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
b,i
2,499,061
Federal Home Loan Mortgage
Corporation - REMIC
6,550,000
3.859%,  11/25/2028, Ser.
K086, Class A2
b,j
7,230,385
3,317,056
4.000%,  7/15/2031, Ser.
4104, Class KI
k
232,985
2,494,219
3.000%,  2/15/2033, Ser.
4170, Class IG
k
266,044
5,032,410
3.000%,  3/15/2033, Ser.
4180, Class PI
k
549,467
1,013,350
3.000%,  7/15/2046, Ser.
4750, Class PA 1,026,817
Federal National Mortgage
Association - REMIC
8,774,885
3.000%,  12/25/2027, Ser.
2012-137, Class AI
k
631,249
FWD Securitization Trust
3,182,823
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,i
3,177,115
Galton Funding Mortgage Trust
2017-1
3,125,981
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,i
3,184,550
GCAT Trust
253,825
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
i,l
254,363
GS Mortgage-Backed Securities Trust
1,324,081
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,i
1,313,123
J.P. Morgan Alternative Loan Trust
1,184,168
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 971,890
J.P. Morgan Mortgage Trust
288,336
5.366%,  6/25/2036, Ser.
2006-A4, Class 1A2
b
257,438
MASTR Alternative Loans Trust
1,404,556
2.242%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
450,791
Merrill Lynch Alternative Note Asset
Trust
444,463
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 321,926
Preston Ridge Partners Mortgage
Trust, LLC
3,277,611
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
i,l
3,285,506
Principal
Amount Long-Term Fixed Income ( 28.3% ) Value
Collateralized Mortgage Obligations (0.8%) -
continued
Pretium Mortgage Credit Partners,
LLC
$ 1,585,091
4.213%,  7/25/2060, Ser.
2019-NPL1, Class A1
i,l
$ 1,587,938
RCO Mortgage, LLC
1,257,538
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
b,i
1,277,538
Renaissance Home Equity Loan Trust
3,374,555
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
l
1,738,620
Residential Accredit Loans, Inc. Trust
1,488,259
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 1,483,348
Sequoia Mortgage Trust
1,439,867
1.068%,  9/20/2046, Ser.
2007-1, Class 4A1
b
1,172,786
Silver Hill Trust
1,800,000
3.046%,  11/25/2049, Ser.
2019-SBC1, Class A1
i
1,799,948
Toorak Mortgage Corporation
250,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,l
252,226
11,000,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 11,014,518
Verus Securitization Trust
1,127,591
2.485%,  7/25/2047, Ser.
2017-2A, Class A1
b,i
1,123,137
789,638
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,i
797,646
593,367
3.211%,  5/25/2059, Ser.
2019-2, Class A1
b,i
596,878
1,186,753
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,i
1,193,750
4,110,527
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,i
4,111,870
WaMu Mortgage Pass Through
Certificates
132,256
3.728%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
127,410
483,838
3.686%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
474,792
Total 82,471,681
Commercial Mortgage-Backed Securities (0.8%)
Benchmark 2019-B13 Mortgage
Trust
5,000,000
2.952%,  8/15/2057, Ser.
2019-B13, Class A4 5,114,457
Citigroup Commercial Mortgage Trust
4,700,000
3.102%,  12/15/2072, Ser.
2019-C7, Class A4 4,855,752
CSAIL Commercial Mortgage Trust
5,900,000
3.504%,  6/15/2057, Ser.
2015-C2, Class A4 6,165,610
Federal Home Loan Mortgage
Corporation Multifamily Structured
Pass Through Certificates
1,746,875
3.000%,  3/15/2045, Ser.
4741, Class GA 1,777,557
Federal National Mortgage
Association
16,808,928 4.500%,  5/1/2048 17,720,365

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
124
Principal
Amount Long-Term Fixed Income ( 28.3% ) Value
Commercial Mortgage-Backed Securities (0.8%) -
continued
Federal National Mortgage
Association - ACES
$ 3,750,000
2.961%,  2/25/2027, Ser.
2017-M7, Class A2
b
$ 3,889,794
5,750,000
3.555%,  9/25/2028, Ser.
2019-M1, Class A2
b
6,211,639
9,025,000
3.639%,  8/25/2030, Ser.
2018-M12, Class A2
b
9,862,350
Federal National Mortgage
Association Grantor Trust
3,568,038
2.898%,  6/25/2027, Ser.
2017-T1, Class A
j
3,657,776
GS Mortgage Securities Trust
3,468,863
3.801%,  1/10/2047, Ser.
2014-GC18, Class A3 3,602,700
6,600,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 6,964,481
2,000,000
3.244%,  10/10/2048, Ser.
2015-GC34, Class A3 2,076,524
UBS Commercial Mortgage Trust
3,525,000
2.921%,  10/15/2052, Ser.
2019-C17, Class A4 3,578,547
5,500,000
4.241%,  6/15/2051, Ser.
2018-C11, Class A5
b
6,150,055
Wells Fargo Commercial Mortgage
Trust
4,000,000
3.617%,  9/15/2057, Ser.
2015-NXS3, Class A4 4,245,355
Total 85,872,962
Communications Services (0.8%)
AMC Networks, Inc.
955,000 5.000%,  4/1/2024 974,100
AT&T, Inc.
1,825,000 4.350%,  3/1/2029 2,027,638
1,037,000 4.300%,  2/15/2030 1,152,075
1,475,000 5.250%,  3/1/2037 1,758,465
1,460,000 4.900%,  8/15/2037 1,677,300
1,140,000 6.350%,  3/15/2040 1,477,399
1,300,000 5.550%,  8/15/2041 1,586,802
1,630,000 5.450%,  3/1/2047 2,019,076
British Sky Broadcasting Group plc
1,450,000 3.125%,  11/26/2022
i
1,489,535
British Telecommunications plc
1,475,000 4.500%,  12/4/2023 1,586,783
CCO Holdings, LLC
900,000 5.125%,  5/1/2027
i
949,500
2,100,000 4.750%,  3/1/2030
i
2,142,063
CCOH Safari, LLC
1,300,000 5.750%,  2/15/2026
i
1,371,526
Charter Communications Operating,
LLC
700,000 4.500%,  2/1/2024 752,786
1,800,000 4.200%,  3/15/2028 1,916,600
1,525,000 6.484%,  10/23/2045 1,901,797
Comcast Corporation
1,550,000 4.950%,  10/15/2058 2,012,565
800,000 4.049%,  11/1/2052 896,726
1,225,000 2.750%,  3/1/2023 1,252,921
900,000 3.950%,  10/15/2025 981,516
1,500,000 4.250%,  10/15/2030 1,712,541
1,265,000 4.400%,  8/15/2035 1,480,189
Principal
Amount Long-Term Fixed Income ( 28.3% ) Value
Communications Services (0.8%) - continued
$ 1,305,000 4.750%,  3/1/2044 $ 1,585,336
550,000 4.600%,  8/15/2045 660,162
Cox Communications, Inc.
1,815,000 3.350%,  9/15/2026
i
1,873,118
748,000 4.600%,  8/15/2047
i
828,141
Crown Castle International
Corporation
1,158,000 5.250%,  1/15/2023 1,257,381
1,496,000 3.200%,  9/1/2024 1,546,441
Discovery Communications, LLC
1,850,000 4.900%,  3/11/2026 2,062,901
Embarq Corporation
960,000 7.995%,  6/1/2036 1,015,200
Frontier Communications
Corporation
1,405,000 8.000%,  4/1/2027
i
1,468,225
Gray Television, Inc.
1,865,000 5.875%,  7/15/2026
i
1,983,894
iHeartCommunications , Inc.
1,300,000 4.750%,  1/15/2028
i
1,332,500
Level 3 Financing, Inc.
995,000 5.375%,  5/1/2025 1,029,825
1,230,000 4.625%,  9/15/2027
i
1,259,274
Neptune Finco Corporation
2,517,000 10.875%,  10/15/2025
i
2,812,748
Netflix, Inc.
1,860,000 4.875%,  4/15/2028 1,931,982
Nexstar Escrow Corporation
603,000 5.625%,  8/1/2024
i
628,628
750,000 5.625%,  7/15/2027
i
790,350
Omnicom Group, Inc.
750,000 3.600%,  4/15/2026 789,491
Sirius XM Radio, Inc.
1,760,000 5.000%,  8/1/2027
i
1,856,800
Sprint Communications, Inc.
2,025,000 6.000%,  11/15/2022 2,123,719
Sprint Corporation
1,680,000 7.625%,  2/15/2025 1,843,548
Telefonica Emisiones SAU
900,000 4.570%,  4/27/2023 967,907
Telesat Canada / Telesat , LLC
1,000,000 4.875%,  6/1/2027
i
1,017,500
Time Warner Entertainment
Company, LP
1,691,000 8.375%,  3/15/2023 1,995,041
T-Mobile USA, Inc.
2,870,000 4.500%,  2/1/2026 2,941,750
Verizon Communications, Inc.
1,876,000 3.376%,  2/15/2025 1,985,192
820,000
3.010%,  (LIBOR 3M + 1.100%),
5/15/2025
b
838,793
1,165,000 4.272%,  1/15/2036 1,315,415
Viacom, Inc.
735,000 4.250%,  9/1/2023 782,312
1,140,000 5.850%,  9/1/2043 1,424,619
Virgin Media Secured Finance plc
1,590,000 5.500%,  8/15/2026
i
1,669,500
Vodafone Group plc
1,600,000 4.875%,  6/19/2049 1,849,743

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
125
Principal
Amount Long-Term Fixed Income ( 28.3% ) Value
Communications Services (0.8%) - continued
Walt Disney Company
$ 2,505,000 6.400%,  12/15/2035 $ 3,552,797
Total 84,140,136
Consumer Cyclical (0.7%)
1011778 B.C., ULC
1,790,000 4.375%,  1/15/2028
i
1,794,475
Allison Transmission, Inc.
2,000,000 5.000%,  10/1/2024
i
2,047,500
Amazon.com, Inc.
1,870,000 3.875%,  8/22/2037 2,120,296
1,122,000 4.050%,  8/22/2047 1,316,129
American Honda Finance
Corporation
1,600,000 2.150%,  9/10/2024 1,601,182
Brookfield Property REIT, Inc.
990,000 5.750%,  5/15/2026
i
1,044,450
Brookfield Residential Properties,
Inc.
1,615,000 6.250%,  9/15/2027
i
1,703,825
Cinemark USA, Inc.
1,725,000 4.875%,  6/1/2023 1,753,031
D.R. Horton, Inc.
1,515,000 2.550%,  12/1/2020 1,521,594
Daimler Finance North America, LLC
150,000
2.452%,  (LIBOR 3M +
0.550%), 5/4/2021
b,i
150,196
Ford Motor Credit Company, LLC
570,000 3.200%,  1/15/2021 573,094
1,650,000 5.596%,  1/7/2022 1,738,239
575,000
3.231%,  (LIBOR 3M + 1.270%),
3/28/2022
b
570,784
1,650,000 2.979%,  8/3/2022 1,651,749
1,550,000 4.389%,  1/8/2026 1,573,927
General Motors Company
1,500,000
2.791%,  (LIBOR 3M +
0.900%), 9/10/2021
b
1,500,438
1,800,000 5.000%,  10/1/2028 1,958,529
General Motors Financial Company,
Inc.
772,000 4.200%,  3/1/2021 788,603
1,635,000 3.150%,  6/30/2022 1,665,774
760,000 3.950%,  4/13/2024 794,053
Hanesbrands, Inc.
1,400,000 4.875%,  5/15/2026
i
1,482,250
Hilton Domestic Operating Company,
Inc.
1,790,000 4.875%,  1/15/2030 1,896,335
Home Depot, Inc.
1,755,000 5.400%,  9/15/2040 2,322,651
1,140,000 4.250%,  4/1/2046 1,346,721
1,870,000 3.900%,  6/15/2047 2,109,460
Hyundai Capital America
2,250,000 3.000%,  6/20/2022
i
2,273,946
L Brands, Inc.
910,000 6.694%,  1/15/2027 910,000
Landry's, Inc.
905,000 6.750%,  10/15/2024
i
936,675
Lear Corporation
1,219,000 5.250%,  1/15/2025 1,253,144
Principal
Amount Long-Term Fixed Income ( 28.3% ) Value
Consumer Cyclical (0.7%) - continued
Lennar Corporation
$ 925,000 4.125%,  1/15/2022 $ 948,125
1,895,000 4.875%,  12/15/2023 2,025,281
585,000 4.500%,  4/30/2024 617,906
Live Nation Entertainment, Inc.
1,300,000 5.625%,  3/15/2026
i
1,384,500
585,000 4.750%,  10/15/2027
i
605,475
Macy's Retail Holdings, Inc.
1,138,000 2.875%,  2/15/2023 1,133,796
Mastercard , Inc.
1,070,000 3.950%,  2/26/2048 1,231,387
Mattamy Group Corporation
1,540,000 5.250%,  12/15/2027
i
1,601,600
McDonald's Corporation
1,755,000 4.450%,  3/1/2047 2,011,336
MGM Resorts International
1,940,000 6.000%,  3/15/2023 2,129,150
Prime Security Services Borrower,
LLC
1,820,000 5.750%,  4/15/2026
i
1,978,122
Ryman Hospitality Properties, Inc.
980,000 4.750%,  10/15/2027
i
1,011,850
Scientific Games International, Inc.
910,000 5.000%,  10/15/2025
i
953,225
310,000 7.000%,  5/15/2028
i
331,700
ServiceMaster Company, LLC
1,700,000 5.125%,  11/15/2024
i
1,763,750
Six Flags Entertainment Corporation
910,000 4.875%,  7/31/2024
i
942,988
900,000 5.500%,  4/15/2027
i
959,625
Staples, Inc.
970,000 7.500%,  4/15/2026
i
1,006,375
Viking Cruises, Ltd.
1,290,000 5.875%,  9/15/2027
i
1,378,688
Volkswagen Group of America
Finance, LLC
1,800,000 4.250%,  11/13/2023
i
1,916,843
Walmart, Inc.
1,300,000 3.250%,  7/8/2029 1,393,322
Yum! Brands, Inc.
460,000 4.750%,  1/15/2030
i
481,850
Total 70,205,944
Consumer Non-Cyclical (1.1%)
Abbott Laboratories
665,000 3.400%,  11/30/2023 698,980
1,445,000 4.750%,  11/30/2036 1,803,408
AbbVie, Inc.
1,910,000 3.600%,  5/14/2025 2,014,388
875,000 2.950%,  11/21/2026
i
888,085
726,000 4.700%,  5/14/2045 812,322
2,500,000 4.875%,  11/14/2048 2,862,837
Albertson's Companies, LLC
1,980,000 7.500%,  3/15/2026
i
2,222,550
Allergan, Inc.
1,450,000 2.800%,  3/15/2023 1,460,575
Altria Group, Inc.
875,000 4.400%,  2/14/2026 949,884
1,500,000 5.800%,  2/14/2039 1,761,026
Amgen, Inc.
100,000 3.125%,  5/1/2025 104,203

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
126
Principal
Amount Long-Term Fixed Income ( 28.3% ) Value
Consumer Non-Cyclical (1.1%) - continued
Anheuser-Busch Companies, LLC
$ 3,040,000 4.700%,  2/1/2036 $ 3,506,189
Anheuser-Busch InBev Worldwide,
Inc.
3,525,000 4.750%,  4/15/2058 4,108,154
1,740,000 4.375%,  4/15/2038 1,950,037
415,000 4.600%,  4/15/2048 472,161
Anthem, Inc.
1,870,000 4.625%,  5/15/2042 2,104,601
B&G Foods, Inc.
1,355,000 5.250%,  9/15/2027 1,368,550
BAT Capital Corporation
1,122,000 3.222%,  8/15/2024 1,146,684
1,496,000 4.540%,  8/15/2047 1,500,170
Bausch Health Companies, Inc.
850,000 7.000%,  1/15/2028
i
935,000
230,000 5.000%,  1/30/2028
i
236,070
230,000 5.250%,  1/30/2030
i
238,510
Baxalta , Inc.
721,000 4.000%,  6/23/2025 776,184
Becton, Dickinson and Company
1,594,000 3.734%,  12/15/2024 1,688,405
1,800,000 3.700%,  6/6/2027 1,916,189
1,122,000 4.669%,  6/6/2047 1,333,552
Boston Scientific Corporation
1,140,000 7.375%,  1/15/2040 1,734,538
Bristol-Myers Squibb Company
3,035,000 2.875%,  8/15/2020
i
3,051,629
Bunge, Ltd. Finance Corporation
800,000 3.500%,  11/24/2020 809,936
Cargill, Inc.
1,650,000 3.250%,  5/23/2029
i
1,736,461
Centene Corporation
2,050,000 4.750%,  1/15/2025 2,129,397
280,000 4.250%,  12/15/2027
i
288,050
670,000 4.625%,  12/15/2029
i
706,080
Cigna Corporation
405,000
2.891%,  (LIBOR 3M +
0.890%), 7/15/2023
b
407,230
1,200,000 4.125%,  11/15/2025 1,300,912
875,000 3.050%,  10/15/2027 873,955
1,500,000 4.800%,  8/15/2038 1,745,502
Clorox Company
2,175,000 3.100%,  10/1/2027 2,239,799
Conagra Brands, Inc.
725,000 3.800%,  10/22/2021 747,960
1,210,000 4.300%,  5/1/2024 1,302,180
Constellation Brands, Inc.
1,450,000 3.600%,  2/15/2028 1,532,454
CVS Health Corporation
714,000 3.700%,  3/9/2023 743,292
400,000 4.000%,  12/5/2023 423,030
1,780,000 4.100%,  3/25/2025 1,909,303
2,560,000 4.875%,  7/20/2035 2,937,409
830,000 5.050%,  3/25/2048 980,629
EMD Finance, LLC
1,520,000 2.950%,  3/19/2022
i
1,540,011
Energizer Holdings, Inc.
1,849,000 5.500%,  6/15/2025
i
1,918,338
Express Scripts Holding Company
1,600,000 4.800%,  7/15/2046 1,806,263
Principal
Amount Long-Term Fixed Income ( 28.3% ) Value
Consumer Non-Cyclical (1.1%) - continued
HCA, Inc.
$ 2,610,000 5.375%,  2/1/2025 $ 2,886,216
Imperial Brands Finance plc
1,600,000 3.875%,  7/26/2029
i
1,611,816
JBS USA, LLC
930,000 5.750%,  6/15/2025
i
962,550
1,900,000 5.500%,  1/15/2030
i
2,040,790
Kimberly-Clark Corporation
1,900,000 3.900%,  5/4/2047 2,124,347
Kraft Heinz Foods Company
1,900,000 3.375%,  6/15/2021 1,933,380
Kroger Company
935,000 2.800%,  8/1/2022 952,756
Medtronic, Inc.
2,733,000 4.375%,  3/15/2035 3,231,482
105,000 4.625%,  3/15/2045 131,855
Merck & Company, Inc.
330,000 3.700%,  2/10/2045 363,963
Mylan, Inc.
450,000 3.125%,  1/15/2023
i
456,371
Nestle Holdings, Inc.
850,000 3.900%,  9/24/2038
i
958,901
Par Pharmaceutical, Inc.
910,000 7.500%,  4/1/2027
i
905,450
Post Holdings, Inc.
800,000 5.500%,  3/1/2025
i
838,000
Reynolds American, Inc.
2,338,000 5.700%,  8/15/2035 2,712,536
Roche Holdings, Inc.
1,158,000 4.000%,  11/28/2044
i
1,348,192
Scotts Miracle- Gro Company
990,000 4.500%,  10/15/2029
i
1,011,978
Shire Acquisitions Investments
Ireland Designated Activity
Company
2,262,000 2.400%,  9/23/2021 2,274,272
Simmons Foods, Inc.
1,950,000 5.750%,  11/1/2024
i
1,959,750
Smithfield Foods, Inc.
1,060,000 2.650%,  10/3/2021
i
1,053,585
Spectrum Brands, Inc.
1,580,000 5.750%,  7/15/2025 1,649,157
Tenet Healthcare Corporation
510,000 4.625%,  7/15/2024 522,113
1,340,000 5.125%,  11/1/2027
i
1,415,375
Tyson Foods, Inc.
748,000 3.550%,  6/2/2027 795,078
UnitedHealth Group, Inc.
1,815,000 2.950%,  10/15/2027 1,885,610
3,450,000 4.625%,  7/15/2035 4,181,957
VRX Escrow Corporation
3,610,000 6.125%,  4/15/2025
i
3,729,960
Zimmer Biomet Holdings, Inc.
1,300,000 3.550%,  4/1/2025 1,369,687
Zoetis, Inc.
2,490,000 4.700%,  2/1/2043 2,958,710
Total 119,988,909

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
127
Principal
Amount Long-Term Fixed Income ( 28.3% ) Value
Energy (0.9%)
Alliance Resource Operating
Partners, LP
$ 1,050,000 7.500%,  5/1/2025
i
$ 955,500
Antero Resources Corporation
310,000 5.125%,  12/1/2022 276,675
1,500,000 5.625%,  6/1/2023 1,203,750
Archrock Partners, LP
550,000 6.250%,  4/1/2028
i
566,500
BP Capital Markets America, Inc.
415,000 3.119%,  5/4/2026 433,212
BP Capital Markets plc
1,085,000 3.535%,  11/4/2024 1,154,106
2,550,000 3.279%,  9/19/2027 2,680,188
Canadian Oil Sands, Ltd.
1,000,000 9.400%,  9/1/2021
i
1,102,771
Cenovus Energy, Inc.
1,800,000 5.400%,  6/15/2047 2,097,108
Cheniere Corpus Christi Holdings,
LLC
1,695,000 5.875%,  3/31/2025 1,905,960
Cheniere Energy Partners, LP
1,930,000 5.625%,  10/1/2026 2,040,975
Chesapeake Energy Corporation
545,000 11.500%,  1/1/2025
g,i
515,025
ConocoPhillips
1,870,000 6.500%,  2/1/2039 2,718,917
Continental Resources, Inc.
925,000 4.500%,  4/15/2023 965,913
1,550,000 4.375%,  1/15/2028 1,646,300
Diamondback Energy, Inc.
2,550,000 3.500%,  12/1/2029 2,594,880
El Paso Pipeline Partners Operating
Company, LLC
1,120,000 4.300%,  5/1/2024 1,197,100
Enagas SA
2,860,000 5.500%,  1/15/2028
i
2,802,800
Enbridge, Inc.
1,285,000 2.900%,  7/15/2022 1,308,772
Energy Transfer Operating, LP
730,000 4.200%,  9/15/2023 766,039
1,600,000 6.000%,  6/15/2048 1,861,845
Energy Transfer Partners, LP
970,000 4.900%,  3/15/2035 1,017,015
800,000 5.150%,  2/1/2043 820,367
Eni SPA
1,500,000 4.000%,  9/12/2023
i
1,581,290
EnLink Midstream Partners, LP
775,000 4.150%,  6/1/2025 728,500
2,659,000 4.850%,  7/15/2026 2,492,812
Hess Corporation
2,515,000 3.500%,  7/15/2024 2,569,265
Kinder Morgan Energy Partners, LP
1,870,000 6.500%,  9/1/2039 2,370,501
Kinder Morgan, Inc.
50,000 6.500%,  9/15/2020 51,527
Magellan Midstream Partners, LP
1,070,000 5.000%,  3/1/2026 1,207,141
Marathon Oil Corporation
1,250,000 6.600%,  10/1/2037 1,590,464
Marathon Petroleum Corporation
2,244,000 4.750%,  12/15/2023 2,437,002
Principal
Amount Long-Term Fixed Income ( 28.3% ) Value
Energy (0.9%) - continued
$ 846,000 6.500%,  3/1/2041 $ 1,096,258
MPLX, LP
1,425,000 4.875%,  12/1/2024 1,547,903
2,244,000 4.875%,  6/1/2025 2,449,102
Murphy Oil Corporation
950,000 5.875%,  12/1/2027 997,500
Nabors Industries, Inc.
1,195,000 5.750%,  2/1/2025 1,075,500
Newfield Exploration Company
1,725,000 5.625%,  7/1/2024 1,894,003
Noble Energy, Inc.
1,850,000 5.050%,  11/15/2044 2,059,712
Occidental Petroleum Corporation
1,796,000 4.850%,  3/15/2021 1,849,761
Parsley Energy, LLC
1,405,000 5.625%,  10/15/2027
i
1,485,787
Petrobras Global Finance BV
949,000 5.093%,  1/15/2030
i
1,016,863
Petroleos Mexicanos
1,500,000 6.875%,  8/4/2026 1,647,075
Pioneer Natural Resources Company
750,000 4.450%,  1/15/2026 820,308
Plains All American Pipeline, LP
1,690,000 5.000%,  2/1/2021 1,728,736
1,600,000 4.500%,  12/15/2026 1,702,427
Precision Drilling Corporation
860,000 7.125%,  1/15/2026
i
817,000
Sabine Pass Liquefaction, LLC
1,125,000 6.250%,  3/15/2022 1,208,297
1,300,000 5.625%,  4/15/2023 1,414,119
1,500,000 5.750%,  5/15/2024 1,672,261
Schlumberger Holdings Corporation
995,000 4.000%,  12/21/2025
i
1,070,522
Southwestern Energy Company
1,780,000 7.500%,  4/1/2026 1,646,500
Suncor Energy, Inc.
990,000 3.600%,  12/1/2024 1,049,795
Sunoco Logistics Partners
Operations, LP
950,000 4.000%,  10/1/2027 981,742
Sunoco, LP
860,000 5.500%,  2/15/2026 892,250
1,285,000 5.875%,  3/15/2028 1,364,419
Targa Resources Partners, LP
900,000 5.375%,  2/1/2027 933,750
Transocean Pontus, Ltd.
890,000 6.125%,  8/1/2025
i
912,250
Transocean, Inc.
885,000 7.250%,  11/1/2025
i
867,300
Viper Energy Partners, LP
1,320,000 5.375%,  11/1/2027
i
1,372,800
W&T Offshore, Inc.
965,000 9.750%,  11/1/2023
i
920,369
Western Gas Partners, LP
1,496,000 4.000%,  7/1/2022 1,532,833
Williams Companies, Inc.
1,815,000 7.500%,  1/15/2031 2,365,228
Williams Partners, LP
950,000 4.000%,  11/15/2021 976,381
560,000 3.600%,  3/15/2022 575,594

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
128
Principal
Amount Long-Term Fixed Income ( 28.3% ) Value
Energy (0.9%) - continued
$ 935,000 4.500%,  11/15/2023 $ 1,000,608
Woodside Finance, Ltd.
1,825,000 3.650%,  3/5/2025
i
1,889,103
735,000 3.700%,  3/15/2028
i
760,369
WPX Energy, Inc.
1,645,000 5.750%,  6/1/2026 1,756,037
Total 97,010,682
Financials (2.1%)
ACE INA Holdings, Inc.
1,115,000 4.350%,  11/3/2045 1,347,175
AerCap Ireland Capital, Ltd.
1,240,000 3.500%,  1/15/2025 1,277,290
1,250,000 3.875%,  1/23/2028 1,296,736
Aircastle , Ltd.
1,700,000 5.000%,  4/1/2023 1,817,153
Ally Financial, Inc.
1,825,000 5.750%,  11/20/2025 2,041,719
American International Group, Inc.
60,000 4.125%,  2/15/2024 64,387
2,245,000 3.750%,  7/10/2025 2,400,535
2,085,000 3.900%,  4/1/2026 2,232,719
Aviation Capital Group, LLC
1,300,000 2.875%,  1/20/2022
i
1,308,863
Avolon Holdings Funding, Ltd.
800,000 5.250%,  5/15/2024
i
873,264
Banco Santander SA
1,400,000
3.121%,  (LIBOR 3M + 1.120%),
4/12/2023
b
1,408,988
Bank of America Corporation
700,000 3.499%,  5/17/2022
b
713,908
1,280,000 3.300%,  1/11/2023 1,323,031
1,490,000 2.881%,  4/24/2023
b
1,515,775
1,520,000 4.000%,  4/1/2024 1,627,572
1,800,000 4.200%,  8/26/2024 1,932,093
2,070,000 4.000%,  1/22/2025 2,206,911
1,800,000 3.458%,  3/15/2025
b
1,878,990
1,825,000 3.093%,  10/1/2025
b
1,882,748
1,550,000 3.824%,  1/20/2028
b
1,667,005
Bank of Nova Scotia
1,550,000 2.700%,  3/7/2022 1,576,757
Barclays Bank plc
386,000 10.179%,  6/12/2021
i
428,985
Barclays plc
2,415,000 3.250%,  1/12/2021 2,435,383
1,575,000 4.610%,  2/15/2023
b
1,644,472
83,000 3.650%,  3/16/2025 86,393
Boston Properties, LP
950,000 4.500%,  12/1/2028 1,075,897
BPCE SA
975,000 3.000%,  5/22/2022
i
992,156
2,541,000 3.500%,  10/23/2027
i
2,625,839
Camden Property Trust
1,975,000 3.150%,  7/1/2029 2,054,320
Capital One Financial Corporation
1,520,000 3.050%,  3/9/2022 1,551,301
1,800,000 4.200%,  10/29/2025 1,941,080
Capital One NA
1,600,000 2.150%,  9/6/2022 1,602,476
Cascades USA, Inc.
970,000 5.125%,  1/15/2026
i
996,675
Principal
Amount Long-Term Fixed Income ( 28.3% ) Value
Financials (2.1%) - continued
CIT Group, Inc.
$ 1,770,000 5.000%,  8/15/2022 $ 1,876,200
Citigroup, Inc.
150,000 2.750%,  4/25/2022 152,290
850,000 4.050%,  7/30/2022 888,070
1,075,000 3.142%,  1/24/2023
b
1,096,879
2,515,000 4.400%,  6/10/2025 2,731,351
1,520,000 3.200%,  10/21/2026 1,575,478
2,244,000 3.668%,  7/24/2028
b
2,389,517
1,140,000 4.125%,  7/25/2028 1,242,606
1,815,000 3.520%,  10/27/2028
b
1,908,681
978,000 4.650%,  7/23/2048 1,219,376
CNA Financial Corporation
650,000 3.900%,  5/1/2029 698,984
Comerica, Inc.
45,000 3.700%,  7/31/2023 47,367
Commerzbank AG
1,850,000 8.125%,  9/19/2023
i
2,142,504
Compass Bank
1,350,000 3.500%,  6/11/2021 1,373,117
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
1,975,000 3.950%,  11/9/2022 2,063,923
988,000 4.625%,  12/1/2023 1,071,448
Credit Suisse Group AG
900,000 7.250%,  9/12/2025
b,i,m
1,004,625
1,385,000 3.869%,  1/12/2029
b,i
1,474,117
Credit Suisse Group Funding
(Guernsey), Ltd.
236,000 3.125%,  12/10/2020 238,090
Credit Suisse Group Funding, Ltd.
1,544,000 3.750%,  3/26/2025 1,632,797
Danske Bank AS
1,225,000 3.244%,  12/20/2025
b,i
1,238,645
Deutsche Bank AG
2,300,000 3.375%,  5/12/2021 2,317,771
950,000 4.250%,  10/14/2021 976,792
1,125,000 3.961%,  11/26/2025
b
1,148,976
Discover Bank
900,000 2.450%,  9/12/2024 897,180
1,670,000 4.682%,  8/9/2028
b
1,745,150
Duke Realty, LP
960,000 4.375%,  6/15/2022 1,005,920
925,000 2.875%,  11/15/2029 926,193
ERP Operating, LP
337,000 3.375%,  6/1/2025 353,863
Fidelity National Financial, Inc.
1,300,000 5.500%,  9/1/2022 1,399,043
Fifth Third Bancorp
1,200,000 2.600%,  6/15/2022 1,214,746
Five Corners Funding Trust
3,070,000 4.419%,  11/15/2023
i
3,330,708
GE Capital International Funding
Company
3,130,000 4.418%,  11/15/2035 3,332,748
Goldman Sachs Group, Inc.
2,600,000 5.375%,  5/10/2020
b,m
2,632,162
2,243,000 5.250%,  7/27/2021 2,353,436
2,150,000 2.876%,  10/31/2022
b
2,180,018
1,496,000 2.908%,  6/5/2023
b
1,520,142
1,000,000 3.625%,  2/20/2024 1,048,927
2,600,000 3.691%,  6/5/2028
b
2,760,002

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
129
Principal
Amount Long-Term Fixed Income ( 28.3% ) Value
Financials (2.1%) - continued
$ 1,130,000 4.750%,  10/21/2045 $ 1,375,443
HCP, Inc.
660,000 3.400%,  2/1/2025 688,678
HSBC Holdings plc
1,475,000 6.875%,  6/1/2021
b,m
1,546,906
1,225,000 2.650%,  1/5/2022 1,238,029
1,850,000 3.803%,  3/11/2025
b
1,940,698
1,460,000 3.900%,  5/25/2026 1,555,842
Icahn Enterprises, LP
345,000 6.750%,  2/1/2024 357,937
1,215,000 6.375%,  12/15/2025 1,274,231
ING Groep NV
1,125,000 3.150%,  3/29/2022 1,150,062
1,300,000 4.100%,  10/2/2023 1,382,065
International Lease Finance
Corporation
750,000 5.875%,  8/15/2022 816,729
Iron Mountain, Inc.
1,090,000 6.000%,  8/15/2023 1,113,162
J.P. Morgan Chase & Company
900,000 2.295%,  8/15/2021 901,981
1,950,000 2.700%,  5/18/2023 1,988,737
825,000
3.166%,  (LIBOR 3M +
1.230%), 10/24/2023
b
839,031
1,320,000 3.625%,  5/13/2024 1,398,173
1,550,000 3.875%,  9/10/2024 1,658,157
2,585,000 3.125%,  1/23/2025 2,696,874
3,200,000 3.900%,  7/15/2025 3,453,220
1,475,000 4.203%,  7/23/2029
b
1,644,344
2,240,000 3.882%,  7/24/2038
b
2,473,497
Kimco Realty Corporation
2,992,000 3.300%,  2/1/2025 3,111,663
Liberty Mutual Group, Inc.
760,000 4.950%,  5/1/2022
i
805,837
Lloyds Banking Group plc
1,815,000 2.907%,  11/7/2023
b
1,841,331
MassMutual Global Funding
1,230,000 2.750%,  6/22/2024
i
1,260,951
MetLife, Inc.
1,300,000 4.050%,  3/1/2045 1,504,698
Mitsubishi UFJ Financial Group, Inc.
2,160,000 3.455%,  3/2/2023 2,239,222
1,870,000 3.287%,  7/25/2027 1,947,271
Morgan Stanley
760,000 5.550%,  7/15/2020
b,m
775,078
899,000
3.146%,  (LIBOR 3M + 1.180%),
1/20/2022
b
907,189
1,683,000 2.750%,  5/19/2022 1,713,286
670,000 4.875%,  11/1/2022 717,779
1,450,000 3.125%,  1/23/2023 1,490,384
1,925,000 4.350%,  9/8/2026 2,103,696
2,244,000 3.591%,  7/22/2028
b
2,383,259
1,440,000 3.772%,  1/24/2029
b
1,548,167
MPT Operating Partnership, LP
870,000 6.375%,  3/1/2024 904,774
990,000 4.625%,  8/1/2029 1,019,700
Nasdaq, Inc.
55,000 3.850%,  6/30/2026 58,873
Nationwide Building Society
950,000 3.622%,  4/26/2023
b,i
976,798
Outfront Media Cap, LLC
980,000 4.625%,  3/15/2030
i
997,150
Principal
Amount Long-Term Fixed Income ( 28.3% ) Value
Financials (2.1%) - continued
Park Aerospace Holdings, Ltd.
$ 800,000 4.500%,  3/15/2023
i
$ 837,600
Prudential Financial, Inc.
1,250,000 3.700%,  3/13/2051 1,311,298
Quicken Loans, Inc.
1,905,000 5.750%,  5/1/2025
i
1,969,294
Realty Income Corporation
1,475,000 4.125%,  10/15/2026 1,621,845
Regency Centers, LP
2,100,000 4.125%,  3/15/2028 2,275,629
Reinsurance Group of America, Inc.
1,100,000 4.700%,  9/15/2023 1,192,509
1,000,000 3.900%,  5/15/2029 1,065,568
Royal Bank of Scotland Group plc
525,000 6.125%,  12/15/2022 574,347
650,000 6.100%,  6/10/2023 715,232
1,000,000 3.875%,  9/12/2023 1,047,285
1,550,000 4.269%,  3/22/2025
b
1,645,530
1,375,000 4.445%,  5/8/2030
b
1,517,291
Santander UK Group Holdings plc
1,351,000 2.875%,  10/16/2020 1,356,971
Simon Property Group, LP
1,520,000 4.250%,  11/30/2046 1,733,828
SITE Centers Corporation
498,000 4.625%,  7/15/2022 519,204
Societe Generale SA
1,122,000 4.750%,  11/24/2025
i
1,214,992
Sumitomo Mitsui Financial Group,
Inc.
1,280,000 2.784%,  7/12/2022 1,301,513
1,090,000 3.102%,  1/17/2023 1,117,351
1,140,000 3.010%,  10/19/2026 1,166,953
Synchrony Financial
590,000 4.250%,  8/15/2024 629,213
1,850,000 3.950%,  12/1/2027 1,942,193
UBS Group Funding Jersey, Ltd.
1,158,000 4.125%,  9/24/2025
i
1,258,617
UBS Group Funding Switzerland AG
110,000 3.491%,  5/23/2023
i
113,153
Ventas Realty, LP
1,550,000 3.100%,  1/15/2023 1,585,645
1,790,000 4.000%,  3/1/2028 1,917,533
VICI Properties, LP / VICI Note
Company, Inc.
340,000 4.250%,  12/1/2026
i
350,200
340,000 4.625%,  12/1/2029
i
355,300
Voya Financial, Inc.
2,618,000 3.125%,  7/15/2024 2,698,376
Wells Fargo & Company
1,680,000 2.625%,  7/22/2022 1,704,259
1,520,000 3.450%,  2/13/2023 1,573,789
1,550,000 4.125%,  8/15/2023 1,645,324
1,320,000 3.000%,  2/19/2025 1,361,146
125,000 3.000%,  4/22/2026 128,404
1,475,000 3.000%,  10/23/2026 1,510,270
2,680,000 4.900%,  11/17/2045 3,268,707
Welltower , Inc.
610,000 3.950%,  9/1/2023 643,407

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
130
Principal
Amount Long-Term Fixed Income ( 28.3% ) Value
Financials (2.1%) - continued
ZB NA
$ 1,550,000 3.500%,  8/27/2021 $ 1,585,892
Total 217,295,008
Mortgage-Backed Securities (8.7%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
40,952,515 3.500%,  5/1/2034 42,572,153
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
42,515,947 3.000%,  8/1/2047 43,504,649
58,003,636 3.500%,  7/1/2049 59,598,392
Federal National Mortgage
Association
3,716,708 3.230%,  11/1/2020 3,721,867
32,373,900 3.500%,  10/1/2048 33,542,131
37,242,288 3.500%,  8/1/2049 38,676,601
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
99,950,000 2.500%,  1/1/2035
d
100,794,466
195,503,000 3.000%,  1/1/2035
d
200,300,466
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
267,980,000 3.000%,  1/1/2048
d
271,611,678
68,509,258 4.000%,  7/1/2048 71,404,039
4,000,000 3.500%,  1/1/2049
d
4,112,602
39,019,882 3.500%,  8/1/2049 40,102,612
Total 909,941,656
Technology (0.5%)
Apple, Inc.
1,500,000 3.200%,  5/11/2027 1,581,023
1,405,000 3.000%,  11/13/2027 1,472,312
2,570,000 3.750%,  9/12/2047 2,853,305
Applied Materials, Inc.
736,000 3.300%,  4/1/2027 779,689
Avnet, Inc.
1,100,000 3.750%,  12/1/2021 1,128,611
Broadcom Corporation
1,146,000 3.875%,  1/15/2027 1,189,155
1,350,000 3.500%,  1/15/2028 1,358,082
CommScope Technologies Finance,
LLC
1,930,000 6.000%,  6/15/2025
i
1,932,181
Diamond 1 Finance Corporation
4,460,000 6.020%,  6/15/2026
i
5,129,548
Diamond Sports Group, LLC
1,810,000 6.625%,  8/15/2027
g,i
1,760,225
Harland Clarke Holdings Corporation
1,135,000 8.375%,  8/15/2022
i
925,025
Hewlett Packard Enterprise Company
1,600,000
2.763%,  (LIBOR 3M +
0.720%), 10/5/2021
b
1,600,212
760,000 4.400%,  10/15/2022 802,637
Iron Mountain, Inc.
750,000 4.875%,  9/15/2029
i
761,850
Marvell Technology Group, Ltd.
950,000 4.200%,  6/22/2023 1,002,604
Principal
Amount Long-Term Fixed Income ( 28.3% ) Value
Technology (0.5%) - continued
$ 1,265,000 4.875%,  6/22/2028 $ 1,396,159
Microsoft Corporation
2,400,000 4.750%,  11/3/2055 3,209,662
2,400,000 4.200%,  11/3/2035 2,848,757
4,500,000 3.700%,  8/8/2046 5,073,838
NCR Corporation
1,770,000 6.125%,  9/1/2029
i
1,920,662
NXP BV/NXP Funding, LLC
1,500,000 4.875%,  3/1/2024
i
1,634,743
Oracle Corporation
3,565,000 2.950%,  5/15/2025 3,707,991
1,815,000 3.850%,  7/15/2036 1,985,549
Plantronics, Inc.
1,650,000 5.500%,  5/31/2023
i
1,612,875
SS&C Technologies, Inc.
1,580,000 5.500%,  9/30/2027
i
1,686,650
Texas Instruments, Inc.
1,630,000 4.150%,  5/15/2048 1,932,197
Tyco Electronics Group SA
374,000 3.450%,  8/1/2024 391,613
748,000 3.125%,  8/15/2027 769,582
Total 52,446,737
Transportation (0.2%)
Air Canada Pass Through Trust
371,541 3.875%,  3/15/2023
i
374,646
Air Lease Corporation
610,000 3.500%,  1/15/2022 626,650
Boeing Company
2,550,000 3.600%,  5/1/2034 2,727,187
Burlington Northern Santa Fe, LLC
1,120,000 5.750%,  5/1/2040 1,508,502
1,720,000 5.050%,  3/1/2041 2,126,417
1,175,000 4.450%,  3/15/2043 1,372,999
CSX Corporation
119,000 3.700%,  11/1/2023 126,288
1,250,000 3.350%,  9/15/2049 1,228,625
Delta Air Lines, Inc.
830,000 2.875%,  3/13/2020 830,129
Hertz Corporation
970,000 5.500%,  10/15/2024
i
994,250
720,000 6.000%,  1/15/2028
i
720,000
NCL Corporation, Ltd.
930,000 3.625%,  12/15/2024
i
942,787
Penske Truck Leasing Company, LP
1,350,000 3.375%,  2/1/2022
i
1,378,222
United Continental Holdings, Inc.
1,850,000 4.875%,  1/15/2025 1,961,000
XPO Logistics, Inc.
1,703,000 6.750%,  8/15/2024
i
1,850,054
Total 18,767,756
U.S. Government & Agencies (9.2%)
U.S. Treasury Bonds
7,285,000 2.250%,  11/15/2027 7,482,489
76,750,000 2.875%,  5/15/2028 82,556,352
19,535,000 5.250%,  11/15/2028 24,855,446
13,650,000 1.625%,  8/15/2029 13,287,199
2,975,000 4.375%,  5/15/2040 3,989,862
1,340,000 3.000%,  5/15/2042 1,488,919

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
131
Principal
Amount Long-Term Fixed Income ( 28.3% ) Value
U.S. Government & Agencies (9.2%) - continued
$ 68,926,000 2.500%,  5/15/2046 $ 70,282,620
46,190,000 2.875%,  5/15/2049 50,854,527
1,350,000 2.375%,  11/15/2049 1,343,933
U.S. Treasury Bonds, TIPS
143,341 2.375%,  1/15/2025 159,741
101,197 2.125%,  2/15/2040 132,240
U.S. Treasury Notes
5,080,000 2.250%,  3/31/2020 5,087,144
63,255,000 1.375%,  9/30/2020 63,124,417
14,000,000 2.750%,  11/30/2020 14,137,408
1,015,000 1.875%,  12/15/2020 1,017,142
34,200,000 2.500%,  2/28/2021 34,529,970
5,000,000 1.375%,  5/31/2021 4,983,931
36,909,000 1.125%,  8/31/2021 36,616,159
150,440,000 1.500%,  9/30/2021 150,173,017
4,300,000 2.500%,  1/15/2022 4,376,434
22,855,000 1.875%,  7/31/2022 23,005,942
4,800,000 1.625%,  11/15/2022 4,800,899
16,300,000 2.000%,  11/30/2022 16,474,863
4,910,000 2.500%,  3/31/2023 5,043,032
82,790,000 2.500%,  1/31/2024 85,446,161
27,885,000 2.125%,  7/31/2024 28,401,507
4,800,000 1.500%,  10/31/2024 4,755,413
33,950,000 2.250%,  11/15/2024 34,806,769
27,685,000 2.125%,  11/30/2024 28,223,437
56,830,000 2.625%,  1/31/2026 59,547,469
98,850,000 2.500%,  2/28/2026 102,904,065
Total 963,888,507
Utilities (0.7%)
Ameren Illinois Company
830,000 4.500%,  3/15/2049 1,021,158
American Electric Power Company,
Inc.
2,552,000 2.950%,  12/15/2022 2,599,470
Appalachian Power Company
750,000 3.300%,  6/1/2027 777,964
Arizona Public Service Company
900,000 3.500%,  12/1/2049 904,491
Berkshire Hathaway Energy Company
1,165,000 4.500%,  2/1/2045 1,369,277
Calpine Corporation
1,680,000 4.500%,  2/15/2028
i
1,694,902
CenterPoint Energy, Inc.
605,000 3.850%,  2/1/2024 637,765
1,400,000 2.500%,  9/1/2024 1,400,759
900,000 4.250%,  11/1/2028 976,086
CMS Energy Corporation
1,140,000 2.950%,  2/15/2027 1,150,859
Commonwealth Edison Company
1,300,000 3.700%,  3/1/2045 1,380,014
Consolidated Edison Company of
New York, Inc.
2,650,000 4.125%,  5/15/2049 3,001,470
Consolidated Edison, Inc.
579,000 4.500%,  12/1/2045 679,320
Consumers Energy Company
1,200,000 4.350%,  4/15/2049 1,452,028
DTE Electric Company
965,000 3.700%,  3/15/2045 1,038,645
1,225,000 3.700%,  6/1/2046 1,320,843
Principal
Amount Long-Term Fixed Income ( 28.3% ) Value
Utilities (0.7%) - continued
Duke Energy Carolinas, LLC
$ 2,540,000 3.700%,  12/1/2047 $ 2,739,003
Duke Energy Corporation
1,520,000 3.750%,  9/1/2046 1,567,410
Duke Energy Florida, LLC
1,030,000 3.200%,  1/15/2027 1,075,907
Duke Energy Indiana, LLC
1,550,000 3.750%,  5/15/2046 1,660,210
Edison International
520,000 2.950%,  3/15/2023 520,211
2,925,000 5.750%,  6/15/2027 3,280,677
Energy Transfer Operating, LP
1,630,000 5.200%,  2/1/2022 1,708,728
Exelon Corporation
1,158,000 4.450%,  4/15/2046 1,298,024
FirstEnergy Corporation
460,000 2.850%,  7/15/2022 467,287
1,395,000 4.850%,  7/15/2047 1,654,538
ITC Holdings Corporation
294,000 4.050%,  7/1/2023 308,474
760,000 5.300%,  7/1/2043 930,920
Mississippi Power Company
1,040,000 3.950%,  3/30/2028 1,131,726
Monongahela Power Company
990,000 5.400%,  12/15/2043
i
1,277,361
National Rural Utilities Cooperative
Finance Corporation
550,000 3.900%,  11/1/2028 604,717
1,050,000 3.700%,  3/15/2029 1,147,282
NextEra Energy Operating Partners,
LP
1,740,000 3.875%,  10/15/2026
i
1,746,525
NiSource Finance Corporation
748,000 3.490%,  5/15/2027 786,030
2,200,000 5.650%,  2/1/2045 2,803,376
Oncor Electric Delivery Company, LLC
2,992,000 3.750%,  4/1/2045 3,243,372
Pacific Gas and Electric Company
900,000 3.300%,  12/1/2027
n,o
900,000
900,000 3.950%,  12/1/2047
g,n,o
893,070
PPL Capital Funding, Inc.
552,000 3.400%,  6/1/2023 569,583
1,400,000 5.000%,  3/15/2044 1,607,789
PPL Electric Utilities Corporation
1,122,000 3.950%,  6/1/2047 1,247,991
Public Service Electric & Gas
Company
1,900,000 3.000%,  5/15/2027 1,963,681
San Diego Gas and Electric Company
1,540,000 4.150%,  5/15/2048 1,690,084
South Carolina Electric & Gas
Company
1,850,000 5.100%,  6/1/2065 2,397,645
Southern California Edison Company
1,500,000 4.000%,  4/1/2047 1,574,348
Southern Company
1,843,000 3.250%,  7/1/2026 1,918,059
Southern Company Gas Capital
Corporation
1,870,000 4.400%,  5/30/2047 2,063,643

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
132
Principal
Amount Long-Term Fixed Income ( 28.3% ) Value
Utilities (0.7%) - continued
Southwestern Electric Power
Company
$ 620,000 3.900%,  4/1/2045 $ 646,673
TerraForm Power Operating, LLC
1,880,000 5.000%,  1/31/2028
i
1,987,743
Virginia Electric and Power Company
850,000 4.600%,  12/1/2048 1,038,899
Total 71,856,037
Total Long-Term Fixed Income
(cost $2,889,464,792) 2,962,305,525
Shares
Collateral Held for Securities Loaned
( 0.3% ) Value
31,479,269 Thrivent Cash Management Trust 31,479,269
Total Collateral Held for Securities
Loaned
(cost $31,479,269) 31,479,269
Shares or
Principal
Amount Short-Term Investments ( 8.8% ) Value
Federal Home Loan Bank Discount
Notes
32,200,000 1.550%, 1/7/2020
p,q
32,193,247
2,600,000 1.550%, 1/8/2020
p,q
2,599,346
24,000,000 1.665%, 1/10/2020
p,q
23,991,946
700,000 1.540%, 1/14/2020
p,q
699,648
3,300,000 1.535%, 1/16/2020
p,q
3,298,062
900,000 1.550%, 1/23/2020
p,q
899,207
9,500,000 1.550%, 1/29/2020
p,q
9,489,241
500,000 1.570%, 2/19/2020
p,q
498,987
4,100,000 1.570%, 2/26/2020
p,q
4,090,479
Thrivent Core Short-Term Reserve
Fund
83,989,651 1.970% 839,896,515
U.S. Treasury Bills
3,300,000 1.612%, 1/9/2020
p
3,299,098
900,000 1.622%, 1/16/2020
p
899,511
Total Short-Term Investments (cost
$921,849,746) 921,855,287
Total Investments (cost
$9,557,752,779) 105.7% $11,053,274,354
Other Assets and Liabilities, Net
(5.7%) (597,833,111)
Total Net Assets 100.0% $10,455,441,243
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of December
31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or delayed
delivery basis.
e Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g All or a portion of the security is on loan.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of December 31, 2019, the value of these investments was $348,601,230 or 3.3% of total net assets.
j All or a portion of the security is insured or guaranteed.
k Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of December 31, 2019.
m Denotes perpetual securities. Perpetual securities pay an indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
n Defaulted security.  Interest is not being accrued.
o In bankruptcy.  Interest is not being accrued.
p The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
q All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Portfolio as of December 31, 2019:
Securities Lending Transactions
Long-Term Fixed Income $ 3,008,709
Common Stock 27,228,034
Total lending $30,236,743
Gross amount payable upon return of
collateral for securities loaned $31,479,269
Net amounts due to counterparty $1,242,526
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
TIPS - Treasury Inflation Protected Security

Moderate Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
133
Reference Rate Index:
CMT 3M - Constant Maturity Treasury Yield 3 Month
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
134
Principal
Amount Bank Loans ( 0.9% )
a
Value
Basic Materials (<0.1%)
Arch Coal, Inc., Term Loan
$ 500,985
4.549%,  (LIBOR 1M +
2.750%), 3/7/2024
b
$ 478,441
Ball Metalpack Finco , LLC, Term
Loan
221,625
6.409%,  (LIBOR 3M +
4.500%), 7/31/2025
b
194,476
Big River Steel, LLC, Term Loan
434,987
6.945%,  (LIBOR 3M +
5.000%), 8/23/2023
b
433,900
Chemours Company, Term Loan
501,075
3.550%,  (LIBOR 1M +
1.750%), 4/3/2025
b
488,548
Momentive Performance Materials
USA, LLC, Term Loan
336,310
5.050%,  (LIBOR 1M +
3.250%), 5/15/2024
b
334,000
MRC Global (US), Inc., Term Loan
432,281
4.799%,  (LIBOR 1M +
3.000%), 9/22/2024
b
433,361
Nouryon USA LLC, Term Loan
256,296
4.960%,  (LIBOR 1M +
3.250%), 10/1/2025
b
256,083
Peabody Energy Corporation, Term
Loan
353,700
4.549%,  (LIBOR 1M +
2.750%), 3/31/2025
b
309,194
Pixelle Specialty Solutions, LLC, Term
Loan
589,050
7.799%,  (LIBOR 1M + 6.000%),
10/31/2024
b
572,851
Total 3,500,854
Capital Goods (0.1%)
Advanced Disposal Services, Inc.,
Term Loan
440,700
3.853%,  (LIBOR 1W +
2.250%), 11/10/2023
b
442,022
BWAY Holding Company, Term Loan
473,785
5.234%,  (LIBOR 3M +
3.250%), 4/3/2024
b,c,d
471,715
Flex Acquisition Company, Inc. Term
Loan
1,599,877
5.349%,  (LIBOR 3M +
3.250%), 6/29/2025
b
1,585,543
GFL Environmental, Inc., Term Loan
641,372
4.799%,  (LIBOR 1M +
3.000%), 5/31/2025
b
641,827
Navistar, Inc., Term Loan
108,075
5.240%,  (LIBOR 1M +
3.500%), 11/6/2024
b
107,624
TransDigm , Inc., Term Loan
535,909
4.299%,  (LIBOR 1M +
2.500%), 6/9/2023
b
537,361
Vertiv Group Corporation, Term Loan
1,220,969
5.927%,  (LIBOR 1M +
4.000%), 11/15/2023
b
1,216,830
Total 5,002,922
Principal
Amount Bank Loans ( 0.9% )
a
Value
Communications Services (0.2%)
Altice France SA, Term Loan
$ 302,250
4.549%,  (LIBOR 1M +
2.750%), 7/31/2025
b
$ 299,669
CenturyLink, Inc., Term Loan
1,827,355
4.549%,  (LIBOR 1M +
2.750%), 1/31/2025
b
1,833,751
CSC Holdings, LLC, Term Loan
87,750
3.990%,  (LIBOR 1M +
2.250%), 7/17/2025
b
87,799
Diamond Sports Group, LLC, Term
Loan
468,825
5.030%,  (LIBOR 1M +
3.250%), 8/24/2026
b
467,850
Entercom Media Corporation, Term
Loan
405,000
0.000%,  (LIBOR 1M +
2.500%), 11/17/2024
b,c,d
407,531
Frontier Communications
Corporation, Term Loan
1,040,788
5.550%,  (LIBOR 1M +
3.750%), 6/15/2024
b
1,044,399
HCP Acquisition, LLC, Term Loan
686,365
4.799%,  (LIBOR 1M +
3.000%), 5/16/2024
b
688,081
Intelsat Jackson Holdings SA, Term
Loan
685,000
5.682%,  (LIBOR 3M +
3.750%), 11/27/2023
b
685,610
Mediacom Illinois, LLC, Term Loan
265,275
3.380%,  (LIBOR 1W +
1.750%), 2/15/2024
b
265,938
NEP Group, Inc., Term Loan
712,800
5.049%,  (LIBOR 1M +
3.250%), 10/20/2025
b
698,843
70,000
8.799%,  (LIBOR 1M + 7.000%),
10/19/2026
b
62,825
SBA Senior Finance II, LLC, Term
Loan
478,785
3.550%,  (LIBOR 1M +
1.750%), 4/11/2025
b
480,183
Sprint Communications, Inc., Term
Loan
1,458,750
4.313%,  (LIBOR 1M +
2.500%), 2/3/2024
b
1,444,527
499,950
4.813%,  (LIBOR 1M +
3.000%), 2/3/2024
b
497,450
Terrier Media Buyer, Inc., Term Loan
400,000
0.000%,  (LIBOR 1M +
4.250%), 12/17/2026
b,c,d
403,752
TNS, Inc., Term Loan
388,012
5.930%,  (LIBOR 3M +
4.000%), 8/14/2022
b,e
376,372
WideOpenWest Finance, LLC, Term
Loan
511,233
5.030%,  (LIBOR 1M +
3.250%), 8/19/2023
b
506,974
Windstream Services, LLC, Term
Loan
799,211
9.750%,  (PRIME + 5.000%),
3/30/2021
b,f
763,431
Total 11,014,985

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
135
Principal
Amount Bank Loans ( 0.9% )
a
Value
Consumer Cyclical (0.1%)
Boyd Gaming Corporation, Term Loan
$ 37,724
3.853%,  (LIBOR 1W +
2.250%), 9/15/2023
b
$ 37,949
Cengage Learning, Inc., Term Loan
654,583
6.049%,  (LIBOR 1M +
4.250%), 6/7/2023
b
623,490
Eldorado Resorts, Inc., Term Loan
20,638
4.050%,  (LIBOR 1M +
2.250%), 4/17/2024
b
20,619
Four Seasons Hotels, Ltd., Term Loan
440,909
3.799%,  (LIBOR 1M +
2.000%), 11/30/2023
b
443,722
Golden Entertainment, Inc., Term
Loan
936,050
4.800%,  (LIBOR 1M +
3.000%), 10/20/2024
b
938,390
Golden Nugget, LLC, Term Loan
112,941
4.692%,  (LIBOR 3M +
2.750%), 10/4/2023
b
113,223
IAA, Inc., Term Loan
223,100
4.063%,  (LIBOR 1M +
2.250%), 6/28/2026
b,e
224,773
LCPR Loan Financing, LLC, Term
Loan
1,120,000
6.740%,  (LIBOR 1M + 5.000%),
10/25/2026
b
1,132,600
Mohegan Gaming and
Entertainment, Term Loan
737,247
5.799%,  (LIBOR 1M +
4.000%), 10/13/2023
b
709,335
Penn National Gaming, Inc., Term
Loan
371,250
4.049%,  (LIBOR 1M +
2.250%), 10/15/2025
b
372,408
Scientific Games International, Inc.,
Term Loan
1,820,595
4.549%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,823,635
Staples, Inc., Term Loan
124,375
6.191%,  (LIBOR 1M + 4.500%),
9/12/2024
b
122,277
848,175
6.691%,  (LIBOR 1M +
5.000%), 4/12/2026
b,c,d
832,594
Stars Group Holdings BV, Term Loan
940,743
5.445%,  (LIBOR 3M +
3.500%), 7/10/2025
b
948,156
Tenneco, Inc., Term Loan
688,050
4.799%,  (LIBOR 1M +
3.000%), 10/1/2025
b
671,564
Wyndham Hotels & Resorts, Inc.,
Term Loan
306,125
3.549%,  (LIBOR 1M +
1.750%), 5/30/2025
b
307,491
Total 9,322,226
Consumer Non-Cyclical (0.2%)
Air Medical Group Holdings, Inc.,
Term Loan
1,953,204
5.035%,  (LIBOR 1M +
3.250%), 4/28/2022
b
1,908,944
53,900
6.049%,  (LIBOR 1M +
4.250%), 3/14/2025
b
52,148
Principal
Amount Bank Loans ( 0.9% )
a
Value
Consumer Non-Cyclical (0.2%) - continued
Albertson's LLC, Term Loan
$ 1,516,200
4.549%,  (LIBOR 1M +
2.750%), 8/17/2026
b
$ 1,528,375
Bausch Health Companies, Inc.,
Term Loan
839,142
4.740%,  (LIBOR 1M + 3.000%),
6/1/2025
b
843,337
Chobani , LLC, Term Loan
535,860
5.299%,  (LIBOR 1M +
3.500%), 10/10/2023
b
535,726
Endo International plc, Term Loan
761,553
6.063%,  (LIBOR 1M +
4.250%), 4/27/2024
b
727,284
Energizer Holdings, Inc., Term Loan
458,700
4.000%,  (LIBOR 1M +
2.250%), 1/2/2026
b
460,604
JBS USA LUX SA, Term Loan
810,000
3.799%,  (LIBOR 1M +
2.000%), 5/1/2026
b,c,d
814,722
Libbey Glass, Inc., Term Loan
64,057
4.710%,  (LIBOR 1M + 3.000%),
4/9/2021
b
51,726
Mallinckrodt International Finance
SA, Term Loan
719,438
4.909%,  (LIBOR 3M +
3.000%), 2/24/2025
b
581,846
McGraw-Hill Global Education
Holdings, LLC, Term Loan
1,391,500
5.799%,  (LIBOR 1M +
4.000%), 5/4/2022
b
1,326,949
MPH Acquisition Holdings, LLC, Term
Loan
1,440,000
4.695%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,417,622
Ortho-Clinical Diagnostics SA, Term
Loan
1,340,054
5.306%,  (LIBOR 3M +
3.250%), 6/1/2025
b
1,323,022
Plantronics, Inc., Term Loan
1,250,251
4.299%,  (LIBOR 1M +
2.500%), 7/2/2025
b
1,220,244
Sotera Health Holdings, LLC, Term
Loan
430,000
6.289%,  (LIBOR 3M +
4.500%), 12/13/2026
b
430,942
Total 13,223,491
Energy (0.1%)
BCP Raptor II, LLC, Term Loan
442,775
6.549%,  (LIBOR 1M +
4.750%), 12/19/2025
b
407,353
Calpine Corporation, Term Loan
542,225
4.200%,  (LIBOR 3M +
2.250%), 1/15/2024
b
544,681
Consolidated Energy Finance SA,
Term Loan
398,925
4.547%,  (LIBOR 3M +
2.500%), 5/7/2025
b,e
390,947
Fieldwood Energy, LLC, Term Loan
535,000
0.000%,  (LIBOR 3M +
5.250%), 4/11/2022
b,c,d
445,238

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
136
Principal
Amount Bank Loans ( 0.9% )
a
Value
Energy (0.1%) - continued
McDermott Technology (Americas),
Inc., Term Loan
$ 729,506
6.945%,  (LIBOR 3M +
5.000%), 5/10/2025
b
$ 424,755
Radiate Holdco, LLC, Term Loan
1,665,743
4.799%,  (LIBOR 1M +
3.000%), 2/1/2024
b
1,670,740
Total 3,883,714
Financials (0.1%)
Avolon TLB Borrower 1 US, LLC, Term
Loan
559,732
3.515%,  (LIBOR 1M +
1.750%), 1/15/2025
b
562,995
Blackstone CQP Holdco, LP, Term
Loan
716,400
5.408%,  (LIBOR 3M +
3.500%), 9/30/2024
b
719,201
Cyxtera DC Holdings, Inc., Term Loan
627,413
4.740%,  (LIBOR 1M + 3.000%),
5/1/2024
b
551,734
70,000
8.990%,  (LIBOR 1M + 7.250%),
5/1/2025
b
42,156
Digicel International Finance, Ltd.,
Term Loan
1,098,758
5.340%,  (LIBOR 3M +
3.250%), 5/27/2024
b
977,346
GGP Nimbus, LLC, Term Loan
790,000
4.299%,  (LIBOR 1M +
2.500%), 8/24/2025
b
784,241
Grizzly Finco , Term Loan
553,598
5.349%,  (LIBOR 3M +
3.250%), 10/1/2025
b,c,d
553,831
Harland Clarke Holdings Corporation,
Term Loan
848,067
6.695%,  (LIBOR 3M +
4.750%), 11/3/2023
b
673,153
Level 3 Financing Inc., Term Loan
680,000
3.549%,  (LIBOR 1M +
1.750%), 3/1/2027
b
682,128
MoneyGram International, Inc., Term
Loan
403,055
7.799%,  (LIBOR 1M + 6.000%),
6/30/2023
b,e
362,749
Sable International Finance, Ltd.,
Term Loan
1,368,853
5.049%,  (LIBOR 1M +
3.250%), 1/31/2026
b
1,376,341
Tronox Finance, LLC, Term Loan
847,432
4.610%,  (LIBOR 3M +
2.750%), 9/22/2024
b
848,491
Total 8,134,366
Technology (0.1%)
Prime Security Services Borrower,
LLC, Term Loan
1,795,500
4.944%,  (LIBOR 1M +
3.250%), 9/23/2026
b
1,799,091
Rackspace Hosting, Inc., Term Loan
1,317,602
4.902%,  (LIBOR 3M +
3.000%), 11/3/2023
b
1,276,795
Principal
Amount Bank Loans ( 0.9% )
a
Value
Technology (0.1%) - continued
SS&C Technologies Holdings Europe
SARL, Term Loan
$ 169,654
4.049%,  (LIBOR 1M +
2.250%), 4/16/2025
b
$ 170,747
SS&C Technologies, Inc., Term Loan
244,688
4.049%,  (LIBOR 1M +
2.250%), 4/16/2025
b
246,264
217,220
4.049%,  (LIBOR 1M +
2.250%), 4/16/2025
b
218,556
Total 3,711,453
Utilities (<0.1%)
Core and Main, LP, Term Loan
499,800
4.530%,  (LIBOR 3M +
2.750%), 8/1/2024
b
499,590
EnergySolutions , LLC, Term Loan
320,125
5.695%,  (LIBOR 3M +
3.750%), 5/11/2025
b
301,619
Talen Energy Supply, LLC, Term Loan
289,275
5.549%,  (LIBOR 1M +
3.750%), 7/8/2026
b
289,153
Total 1,090,362
Total Bank Loans
(cost $59,793,390) 58,884,373
Shares
Registered Investment Companies
( 44.5% ) Value
Unaffiliated  (0.8%)
25,650 Consumer Discretionary Select
Sector SPDR Fund 3,217,023
39,685 Health Care Select Sector SPDR
Fund
g
4,042,314
20,000 Invesco Senior Loan ETF 456,400
30,633 iShares Russell 2000 Value Index
Fund 3,938,791
46,402 Materials Select Sector SPDR Fund
g
2,850,011
7,092 ProShares Ultra S&P 500
g
1,069,757
96,796 SPDR S&P 500 ETF Trust 31,154,761
50,259 SPDR S&P Biotech ETF
g
4,780,134
124,873 SPDR S&P Metals & Mining ETF 3,657,530
73,260 VanEck Vectors Oil Services ETF 970,695
20,000 Vanguard Short-Term Corporate
Bond ETF 1,620,600
Total 57,758,016
Affiliated  (43.7%)
7,628,625 Thrivent Core Emerging Markets
Debt Fund 75,828,535
22,617,120 Thrivent Core International Equity
Fund 220,516,922
20,344,153 Thrivent Core Low Volatility Equity
Fund 242,502,302
29,253,896 Thrivent Global Stock Portfolio 408,855,375
12,866,416 Thrivent High Yield Portfolio 61,623,698
17,051,327 Thrivent Income Portfolio 180,728,723
55,987,573 Thrivent International Allocation
Portfolio 574,628,459
25,537,074 Thrivent Large Cap Value Portfolio 490,007,926
10,186,803 Thrivent Limited Maturity Bond
Portfolio 101,072,442
24,776,142 Thrivent Mid Cap Stock Portfolio 482,076,824

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
137
Shares
Registered Investment Companies
( 44.5% ) Value
Affiliated  (43.7%)- continued
5,774,013 Thrivent Small Cap Stock Portfolio $ 112,574,783
Total 2,950,415,989
Total Registered Investment
Companies (cost $2,529,783,121) 3,008,174,005
Shares Common Stock ( 32.3% ) Value
Communications Services (1.5%)
145,227 Activision Blizzard, Inc. 8,629,388
31,904 Alphabet, Inc., Class A
h
42,731,899
3,695 Alphabet, Inc., Class C
h
4,940,289
39,770 Auto Trader Group plc
i
314,072
1,861 Carsales.com, Ltd. 21,703
73,117 Comcast Corporation 3,288,071
31,362 DISH Network Corporation
h
1,112,410
127,636 Facebook, Inc.
h
26,197,289
6,302 Hemisphere Media Group, Inc.
h
93,585
21,000 HKT Trust and HKT, Ltd. 29,595
38,319 Interpublic Group of Companies, Inc. 885,169
742 Ipsos SA 24,149
20,290 Mediaset Espana Comunicacion SA 129,200
8,181 News  Corporation 118,706
185,092 ORBCOMM, Inc.
h
779,237
121,393 QuinStreet , Inc.
h
1,858,527
1,885 Rightmove plc 15,817
8,722 Scholastic Corporation 335,361
18,782 Seven West Media, Ltd.
h
4,356
32,699 Take-Two Interactive Software, Inc.
h
4,003,339
7,300 TV Asahi Holdings Corporation 134,792
31,245 Twitter, Inc.
h
1,001,402
79,732 Verizon Communications, Inc. 4,895,545
14,639 ViacomCBS , Inc. 614,399
1,650 Wolters Kluwer NV 120,476
23,809 Zillow Group, Inc.
h
1,089,024
Total 103,367,800
Consumer Discretionary (3.8%)
54,293 Alibaba Group Holding, Ltd. ADR
h
11,515,545
33,881 Amazon.com, Inc.
h
62,606,667
2,125 American Public Education, Inc.
h
58,204
1,000 AOKI Holdings, Inc. 10,342
1,900 Aoyama Trading Company, Ltd. 26,737
20,003 Aptiv plc 1,899,685
1,100 Autobacs Seven Company, Ltd. 17,323
430 AutoZone, Inc.
h
512,263
1,500 Benesse Holdings, Inc. 39,427
3,205 Berkeley Group Holdings plc 206,283
1,586 Booking Holdings, Inc.
h
3,257,216
54,546 BorgWarner, Inc. 2,366,205
900 Bridgestone Corporation 33,435
77,426 Bright Horizons Family Solutions,
Inc.
h
11,636,354
32,093 Burlington Stores, Inc.
h
7,318,167
61,295 Canada Goose Holdings, Inc.
g,h
2,221,331
7,742 Century Casinos, Inc.
h
61,317
5,143 Chipotle Mexican Grill, Inc.
h
4,305,257
1,200 Chiyoda Company, Ltd. 17,661
1,164 Cie Generale des Etablissements
Michelin 143,241
16,100 Citizen Watch Company, Ltd. 87,682
16,358 Cooper-Standard Holdings, Inc.
h
542,431
88,766 Crocs, Inc.
h
3,718,408
26,944 CSS Industries, Inc. 118,823
24,549 Culp, Inc. 334,357
Shares Common Stock ( 32.3% ) Value
Consumer Discretionary (3.8%) - continued
15,317 D.R. Horton, Inc. $ 807,972
60,699 Delphi Technologies plc
h
778,768
7,000 Denso Corporation 316,136
146,660 Designer Brands, Inc. 2,308,428
10,618 Domino's Pizza, Inc. 3,119,356
109,971 Duluth Holdings, Inc.
g,h
1,157,995
36,952 Emerald Expositions Events, Inc. 389,844
30,238 Ethan Allen Interiors, Inc. 576,336
67,148 Etsy, Inc.
h
2,974,656
500 Exedy Corporation 11,311
72,229 Five Below, Inc.
h
9,235,200
3,340 Genuine Parts Company 354,808
78,548 G-III Apparel Group, Ltd.
h
2,631,358
8,331 Goodyear Tire & Rubber Company 129,589
55,802 Grand Canyon Education, Inc.
h
5,345,274
16,736 Harley-Davidson, Inc. 622,412
82,566 Home Depot, Inc. 18,030,763
4,537 Hooker Furniture Corporation 116,556
190 Johnson Outdoors, Inc. 14,573
74,265 Knoll, Inc. 1,875,934
27,732 Lear Corporation 3,804,830
34,402 Lowe's Companies, Inc. 4,119,984
6,718 Lululemon Athletica, Inc.
h
1,556,359
2,040 Madison Square Garden Company
h
600,148
2,637 Malibu Boats, Inc.
h
107,985
16,286 Marcus Corporation 517,406
4,109 McDonald's Corporation 811,979
20,130 Modine Manufacturing Company
h
155,001
3,995 Mohawk Industries, Inc.
h
544,838
14,985 Moneysupermarket.com Group plc 65,782
105,312 Movado Group, Inc. 2,289,483
5,400 NHK Spring Company, Ltd. 48,872
115,429 NIKE, Inc. 11,694,112
58,300 Nissan Motor Company, Ltd. 337,833
63,611 Norwegian Cruise Line Holdings,
Ltd.
h
3,715,518
378 NVR, Inc.
h
1,439,579
68,239 Ollie's Bargain Outlet Holdings, Inc.
h
4,456,689
1,100 Onward Holdings Company, Ltd. 6,561
4,384 O'Reilly Automotive, Inc.
h
1,921,332
31,633 Oxford Industries, Inc. 2,385,761
5,280 Park Hotels & Resorts, Inc. 136,594
3,500 Park24 Company, Ltd. 85,701
104,869 Planet Fitness, Inc.
h
7,831,617
305,328 Playa Hotels and Resorts NV
h
2,564,755
900 PLENUS Company, Ltd.
g
16,150
279,760 Red Rock Resorts, Inc. 6,700,252
9,342 Redrow plc 92,209
9,009 RH
g,h
1,923,421
1,500 Rinnai Corporation 117,224
8,211 Ruth's Hospitality Group, Inc. 178,712
2,300 Sangetsu Company, Ltd. 43,369
700 SHIMAMURA Company, Ltd. 53,217
14,050 Sony Corporation ADR 955,400
28,824 Standard Motor Products, Inc. 1,534,013
80,024 Starbucks Corporation 7,035,710
24,300 Sumitomo Electric Industries, Ltd. 364,941
500 Sumitomo Forestry Company, Ltd. 7,363
18,300 Sumitomo Rubber Industries, Ltd. 223,146
3,823 Super Retail Group, Ltd. 27,131
400 Takara Standard Company, Ltd. 7,200
35,109 Taylor Wimpey plc 90,023
48,272 Texas Roadhouse, Inc. 2,718,679
33,298 TJX Companies, Inc. 2,033,176
6,900 Toyoda Gosei Company, Ltd. 172,289
22,921 Tupperware Brands Corporation 196,662

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
138
Shares Common Stock ( 32.3% ) Value
Consumer Discretionary (3.8%) - continued
14,035 Ulta Beauty, Inc.
h
$ 3,552,820
400 United Arrows, Ltd. 11,328
26,086 Vail Resorts, Inc. 6,256,205
43,108 Wingstop , Inc. 3,717,203
59,214 Zumiez , Inc.
h
2,045,252
Total 255,123,444
Consumer Staples (1.1%)
1,400 Arcs Company, Ltd. 29,415
16,585 Calavo Growers, Inc. 1,502,435
1,627 Carlsberg AS 242,807
55,710 Casey's General Stores, Inc. 8,857,333
6,037 Central Garden & Pet Company
h
187,570
329 Clorox Company 50,515
62,436 Coca-Cola Company 3,455,833
64,756 Colgate-Palmolive Company 4,457,803
5,681 Costco Wholesale Corporation 1,669,760
315,296 Cott Corporation 4,313,249
1,810 ForFarmers BV 11,653
400 Glanbia plc 4,603
192,945 Hain Celestial Group, Inc.
h
5,007,887
13,300 Japan Tobacco, Inc. 296,544
32,974 John B. Sanfilippo & Son, Inc. 3,009,867
6,504 Kimberly-Clark Corporation 894,625
6 Lindt & Spruengli AG 46,590
219 L'Oreal SA 64,760
400 Ministop Company, Ltd. 5,386
147,805 Monster Beverage Corporation
h
9,393,008
4,702 Nestle SA 509,063
48,721 PepsiCo, Inc. 6,658,699
87,336 Philip Morris International, Inc. 7,431,420
32,330 Procter & Gamble Company 4,038,017
6,928 Seneca Foods Corporation
h
282,593
2,300 Sugi Holdings Company, Ltd. 121,336
7,400 Sundrug Company, Ltd. 267,747
293,934 SunOpta , Inc.
h
734,835
878 Sysco Corporation 75,104
215,605 Turning Point Brands, Inc. 6,166,303
5,122 Unilever NV 293,957
2,195 Unilever plc 125,648
35,955 Wal-Mart Stores, Inc. 4,272,892
Total 74,479,257
Energy (0.8%)
64,948 Abraxas Petroleum Corporation
h
22,803
20,848 Apache Corporation 533,500
277,556 Archrock , Inc. 2,786,662
46,428 BP plc ADR 1,752,193
150,790 Callon Petroleum Company
h
728,316
14,671 Chevron Corporation 1,768,002
43,386 Cimarex Energy Company 2,277,331
13,743 Concho Resources, Inc. 1,203,475
12,590 ConocoPhillips 818,728
7,083 Continental Resources, Inc. 242,947
4,778 Contura Energy, Inc.
h
43,241
57,126 Core Laboratories NV
g
2,151,936
2,777 Denbury Resources, Inc.
h
3,916
41,008 Devon Energy Corporation 1,064,978
60,440 Diamond Offshore Drilling, Inc.
g,h
434,564
29,261 Diamondback Energy, Inc. 2,717,176
27,670 Enterprise Products Partners, LP 779,187
27,429 EOG Resources, Inc. 2,297,453
18,426 EQT Corporation 200,843
22,168 Era Group, Inc.
h
225,449
488,202 Euronav NV 6,122,053
Shares Common Stock ( 32.3% ) Value
Energy (0.8%) - continued
5,593 Evolution Petroleum Corporation $ 30,594
41,375 Exterran Corporation
h
323,966
12,511 Exxon Mobil Corporation 873,018
54,606 Frank's International NV
h
282,313
188 Gaztransport Et Technigaz SA 18,108
99,416 Gran Tierra Energy, Inc.
g,h
128,247
33,135 Halliburton Company 810,813
28,367 Helmerich & Payne, Inc. 1,288,713
12,300 JXTG Holdings, Inc. 55,825
37,013 Liberty Oilfield Services, Inc. 411,585
175,657 Marathon Oil Corporation 2,385,422
28,270 Marathon Petroleum Corporation 1,703,267
289,247 Nabors Industries, Ltd. 833,031
241,852 Nine Energy Service, Inc.
h
1,891,283
2,478 Noble Corporation
h
3,023
2,012 Oasis Petroleum, Inc.
h
6,559
115,707 Oceaneering International, Inc.
h
1,725,191
1,978 Oil States International, Inc.
h
32,261
18,481 Pacific Drilling SA
h
75,402
2,570 Parsley Energy, Inc. 48,599
109,241 Patterson-UTI Energy, Inc. 1,147,030
4,436 Penn Virginia Corporation
h
134,633
16,208 Pioneer Natural Resources Company 2,453,405
2,725 QEP Resources, Inc. 12,263
9,722 Royal Dutch Shell plc, Class A 287,911
15,679 Royal Dutch Shell plc, Class B 465,413
962 SEACOR Holdings, Inc.
h
41,510
343,083 Southwestern Energy Company
h
830,261
134,387 Talos Energy, Inc.
h
4,051,768
57,438 TechnipFMC plc 1,231,471
22,105 Transocean, Ltd.
h
152,082
3,479 Whiting Petroleum Corporation
g,h
25,536
74,749 WPX Energy, Inc.
h
1,027,051
Total 52,962,307
Financials (4.8%)
1,110 1st Source Corporation 57,587
8,813 AB Industrivarden 212,530
26,441 Aflac, Inc. 1,398,729
40,118 AG Mortgage Investment Trust, Inc. 618,620
5,322 Alleghany Corporation
h
4,255,312
2,228 Allianz SE 545,924
49,058 Ally Financial, Inc. 1,499,212
100,099 American Financial Group, Inc. 10,975,855
15,865 American International Group, Inc. 814,350
11,097 Ameriprise Financial, Inc. 1,848,538
56,709 Ameris Bancorp 2,412,401
25,801 Argo Group International Holdings,
Ltd. 1,696,416
30,929 Arthur J. Gallagher & Company 2,945,369
7,502 Artisan Partners Asset Management,
Inc. 242,465
19,768 Associated Banc-Corp 435,687
157,889 Assured Guaranty, Ltd. 7,739,719
2,162 Baloise Holding AG 391,291
23,178 Bank Leumi Le-Israel BM 169,036
300,332 Bank of America Corporation 10,577,693
5,278 Bank of Marin Bancorp 237,774
5,581 Bank of Montreal 432,538
66,107 Bank of N.T. Butterfield & Son, Ltd. 2,447,281
24,740 BankFinancial Corporation 323,599
22,821 Banner Corporation 1,291,440
28,042 Berkshire Hathaway, Inc.
h
6,351,513
5,387 BlackRock, Inc. 2,708,045
28,669 BOK Financial Corporation 2,505,671

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
139
Shares Common Stock ( 32.3% ) Value
Financials (4.8%) - continued
120,155 Boston Private Financial Holdings,
Inc. $ 1,445,465
118,246 Bridgewater Bancshares, Inc.
h
1,629,430
250,037 BrightSphere Investment Group 2,555,378
22,062 Brown & Brown, Inc. 871,008
10,993 Byline Bancorp, Inc. 215,133
22,117 Capital One Financial Corporation 2,276,060
25,591 Cboe Global Markets, Inc. 3,070,920
187,116 Charles Schwab Corporation 8,899,237
8,336 Chubb, Ltd. 1,297,582
24,347 CI Financial Corporation 407,049
14,324 Cincinnati Financial Corporation 1,506,169
23,689 CIT Group, Inc. 1,080,929
58,154 Citigroup, Inc. 4,645,923
36,667 Citizens Financial Group, Inc. 1,489,047
6,762 CNP Assurances 134,735
39,044 Cohen & Steers, Inc. 2,450,401
15,991 Colony Capital, Inc. 75,957
96,260 Comerica, Inc. 6,906,655
520 Commonwealth Bank of Australia 29,171
5,926 Community Bank System, Inc. 420,390
39,122 Community Trust Bancorp, Inc. 1,824,650
33,414 Cullen/Frost Bankers, Inc. 3,267,221
13,800 DBS Group Holdings, Ltd. 266,081
383 Deutsche Boerse AG 60,059
8,170 Deutsche Pfandbriefbank AG
i
133,062
773 Diamond Hill Investment Group, Inc. 108,576
24,826 Discover Financial Services 2,105,741
12,074 DnB ASA 225,940
7,880 Dynex Capital, Inc. 133,487
114,003 E*TRADE Financial Corporation 5,172,316
31,060 East West Bancorp, Inc. 1,512,622
13,243 Ellington Residential Mortgage REIT 143,687
12,856 Enstar Group, Ltd.
h
2,659,392
14,749 Enterprise Financial Services
Corporation 711,049
52,743 Essent Group, Ltd. 2,742,109
3,520 Euronext NV
i
287,726
285,567 Everi Holdings, Inc.
h
3,835,165
8,373 FBL Financial Group, Inc. 493,421
3,260 Federal Agricultural Mortgage
Corporation 272,210
103,618 Fifth Third Bancorp 3,185,217
26,642 Financial Institutions, Inc. 855,208
17,632 First American Financial Corporation 1,028,298
1,330 First Bancorp 53,080
47,472 First Busey Corporation 1,305,480
12,968 First Citizens BancShares , Inc. 6,901,699
60,288 First Defiance Financial Corporation 1,898,469
21,466 First Financial Corporation 981,426
2,874 First Hawaiian, Inc. 82,915
80,012 First Interstate BancSystem , Inc. 3,354,103
1,557 First Mid-Illinois Bancshares, Inc. 54,884
33,911 First Midwest Bancorp, Inc. 781,988
3,956 First of Long Island Corporation 99,216
23,753 First Republic Bank 2,789,790
33,226 FlexiGroup , Ltd. 42,938
2,574 Goldman Sachs Group, Inc. 591,840
42,086 Great Southern Bancorp, Inc. 2,664,886
5,343 Great Western Bancorp, Inc. 185,616
77,784 Hamilton Lane, Inc. 4,635,926
19,061 Hancock Whitney Corporation 836,397
2,596 Hanmi Financial Corporation 51,907
27,339 Hanover Insurance Group, Inc. 3,736,421
36,936 Hartford Financial Services Group,
Inc. 2,244,601
Shares Common Stock ( 32.3% ) Value
Financials (4.8%) - continued
56,142 Heartland Financial USA, Inc. $ 2,792,503
264,414 Heritage Commerce Corporation 3,392,432
34,380 Hometrust Bancshares, Inc. 922,415
52,517 Horace Mann Educators Corporation 2,292,892
46,939 Horizon Bancorp, Inc. 891,841
39,562 Houlihan Lokey , Inc. 1,933,395
64,326 HSBC Holdings plc 503,576
601 IA Financial Corporation, Inc. 33,013
60,091 IBERIABANK Corporation 4,496,610
45,793 Independent Bank Corporation 1,037,211
48,033 Interactive Brokers Group, Inc. 2,239,298
128,553 Intercontinental Exchange, Inc. 11,897,580
13,959 International Bancshares
Corporation 601,214
54,235 Israel Discount Bank, Ltd. 251,879
22,370 J.P. Morgan Chase & Company 3,118,378
22,757 Kemper Corporation 1,763,667
93,623 KeyCorp 1,894,930
442 L E Lundbergforetagen AB 19,403
18,811 Lakeland Bancorp, Inc. 326,935
4,039 Laurentian Bank of Canada
g
138,195
40,793 Loews Corporation 2,141,225
19,009 M&T Bank Corporation 3,226,778
18,972 Manulife Financial Corporation 385,123
1,461 Markel Corporation
h
1,670,171
7,521 Mercantile Bank Corporation 274,291
45,592 Meridian Bancorp, Inc. 915,943
23,177 MetLife, Inc. 1,181,332
52,686 MidWestOne Financial Group, Inc. 1,908,814
2,602 Moody's Corporation 617,741
19,383 Morgan Stanley 990,859
11,639 MSCI, Inc. 3,004,957
255 Muenchener Rueckversicherungs-
Gesellschaft AG 75,249
4,530 National Bank of Canada 251,452
577 National Western Life Group, Inc. 167,838
30,423 Northern Trust Corporation 3,232,140
8,241 Old Republic International
Corporation 184,351
21,799 Old Second Bancorp, Inc. 293,633
591 Onex Corporation 37,397
27,709 PacWest Bancorp 1,060,423
1,135 Paragon Banking Group plc 8,103
1,028 Pargesa Holding SA 85,408
77,330 PCSB Financial Corporation 1,565,932
1,734 Peapack -Gladstone Financial
Corporation 53,581
7,641 Peoples Bancorp, Inc. 264,837
46,977 Popular, Inc. 2,759,899
5,140 Power Corporation of Canada 132,404
1,186 Power Financial Corporation 31,912
21,134 Primerica, Inc. 2,759,255
159,278 Prosight Global, Inc.
h
2,569,154
7,579 Prudential Financial, Inc. 710,455
31,409 QCR Holdings, Inc. 1,377,599
44,980 Radian Group, Inc. 1,131,697
64,017 Raymond James Financial, Inc. 5,726,961
26,943 Reinsurance Group of America, Inc. 4,393,326
1,950 Royal Bank of Canada 154,297
29,610 S&P Global, Inc. 8,085,010
1,477 S&T Bancorp, Inc. 59,508
1,056 Safety Insurance Group, Inc. 97,712
28,430 Sandy Spring Bancorp, Inc. 1,076,928
43,365 Santander Consumer USA Holdings,
Inc. 1,013,440

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
140
Shares Common Stock ( 32.3% ) Value
Financials (4.8%) - continued
175,985 Seacoast Banking Corporation of
Florida
h
$ 5,379,861
78,279 SEI Investments Company 5,125,709
2,134 Selective Insurance Group, Inc. 139,115
2,500 Senshu Ikeda Holdings, Inc. 4,753
77,707 State Auto Financial Corporation 2,410,471
10,421 Sun Life Financial, Inc. 475,166
21,697 SVB Financial Group
h
5,446,815
858 Swiss Life Holding AG 430,433
184,454 Synovus Financial Corporation 7,230,597
29,346 T. Rowe Price Group, Inc. 3,575,517
9,468 Territorial Bancorp, Inc. 292,940
29,364 TMX Group, Ltd. 2,542,822
1,360 Topdanmark AS 67,042
12,286 Toronto-Dominion Bank 689,068
21,336 TPG RE Finance Trust, Inc. 432,481
24,662 TriCo Bancshares 1,006,456
106,511 TrustCo Bank Corporation 923,450
40,055 U.S. Bancorp 2,374,861
21,677 Umpqua Holdings Corporation 383,683
3,138 Univest Financial Corporation 84,036
237 Virtus Investment Partners, Inc. 28,848
15,081 Washington Trust Bancorp, Inc. 811,207
56,389 Webster Financial Corporation 3,008,917
4,160 WesBanco , Inc. 157,206
13,644 Western Alliance Bancorp 777,708
1,387 Westwood Holdings Group, Inc. 41,083
3,090 Willis Towers Watson plc 623,995
80,567 Wintrust Financial Corporation 5,712,200
122,714 Zions Bancorporations NA 6,371,311
180 Zurich Insurance Group AG 73,836
Total 323,704,142
Health Care (4.7%)
40,657 Abbott Laboratories 3,531,467
43,625 Aerie Pharmaceuticals, Inc.
g,h
1,054,416
58,105 Agilent Technologies, Inc. 4,956,938
58,947 Agios Pharmaceuticals, Inc.
h
2,814,719
19,163 Alexion Pharmaceuticals, Inc.
h
2,072,478
10,166 Alkermes plc
h
207,386
17,265 AmerisourceBergen Corporation 1,467,870
22,742 Amgen, Inc. 5,482,414
16,157 Arena Pharmaceuticals, Inc.
h
733,851
510 Atrion Corporation 383,265
117,908 Axonics Modulation Technologies,
Inc.
g,h
3,267,231
36,003 Bausch Health Companies, Inc.
h
1,077,210
9,269 Becton, Dickinson and Company 2,520,890
2,075 Biogen, Inc.
h
615,715
24,664 BioMarin Pharmaceutical, Inc.
h
2,085,341
13,297 Bio-Rad Laboratories, Inc.
h
4,920,289
36,851 Bio- Techne Corporation 8,089,163
1,772 Bluebird Bio, Inc.
h
155,493
4,226 Bruker Corporation 215,399
144,038 Catalent , Inc.
h
8,109,339
22,580 Centene Corporation
h
1,419,605
32,363 Charles River Laboratories
International, Inc.
h
4,943,772
7,208 Chemed Corporation 3,166,186
7,189 Cigna Holding Company 1,470,079
58,176 CryoLife , Inc.
h
1,575,988
1,747 CSL, Ltd. 338,712
36,273 CVS Health Corporation 2,694,721
28,266 Danaher Corporation 4,338,266
15,965 Dexcom , Inc.
h
3,492,184
41,721 Edwards Lifesciences Corporation
h
9,733,092
Shares Common Stock ( 32.3% ) Value
Health Care (4.7%) - continued
76,818 Gilead Sciences, Inc. $ 4,991,634
27,440 GlaxoSmithKline plc 644,763
1,590 Grifols SA 56,177
65,754 Guardant Health, Inc.
h
5,138,018
164,478 Halozyme Therapeutics, Inc.
h
2,916,195
4,931 HealthStream , Inc.
h
134,123
30,954 Hill-Rom Holdings, Inc. 3,514,208
632 IDEXX Laboratories, Inc.
h
165,034
22,895 Illumina, Inc.
h
7,595,187
33,964 Immunomedics , Inc.
h
718,678
65,246 Inspire Medical Systems, Inc.
h
4,841,906
11,013 Insulet Corporation
h
1,885,426
21,496 Intuitive Surgical, Inc.
h
12,707,360
21,339 Jazz Pharmaceuticals, Inc.
h
3,185,486
69,242 Johnson & Johnson 10,100,331
600 KYORIN Holdings, Inc. 10,457
6,043 Laboratory Corporation of America
Holdings
h
1,022,294
68,270 LHC Group, Inc.
h
9,404,875
20,600 Ligand Pharmaceuticals, Inc.
h
2,148,374
193 LNA Sante 10,741
3,534 McKesson Corporation 488,823
69,583 Medtronic plc 7,894,191
65,155 Merck & Company, Inc. 5,925,847
6,364 Mesa Laboratories, Inc. 1,587,182
108,279 Natera , Inc.
h
3,647,919
21,253 National Healthcare Corporation 1,836,897
36,074 Neurocrine Biosciences, Inc.
h
3,877,594
12,608 Nevro Corporation
h
1,481,944
12,969 NextGen Healthcare, Inc.
h
208,412
7,675 Novartis AG 726,743
8,783 Novo Nordisk AS 508,965
264,365 Optinose , Inc.
g,h
2,437,445
9,327 Orthifix Medical, Inc.
h
430,721
14,359 PerkinElmer, Inc. 1,394,259
51,844 Pfizer, Inc. 2,031,248
3,949 Pharming Group NV
h
6,958
1,279 Phibro Animal Health Corporation 31,758
17,201 PRA Health Sciences, Inc.
h
1,911,891
4,029 Prothena Corporation plc
h
63,779
2,612 Recordati SPA 110,109
27,675 Repligen Corporation
h
2,559,937
17,782 ResMed , Inc. 2,755,677
2,376 Roche Holding AG 772,207
14,993 Sage Therapeutics, Inc.
g,h
1,082,345
9,315 Sarepta Therapeutics, Inc.
h
1,202,008
176 Sonova Holding AG 40,235
5,710 Stryker Corporation 1,198,757
1,770 Surmodics , Inc.
h
73,331
79,829 Syneos Health, Inc.
h
4,747,830
70,054 Tactile Systems Technology, Inc.
h
4,729,346
22,145 Teleflex, Inc. 8,336,264
39,287 Thermo Fisher Scientific, Inc. 12,763,168
4,490 U.S. Physical Therapy, Inc. 513,431
8,118 United Therapeutics Corporation
h
715,033
75,437 UnitedHealth Group, Inc. 22,176,969
8,425 Universal Health Services, Inc. 1,208,650
13,234 Varian Medical Systems, Inc.
h
1,879,360
62,442 Veeva Systems, Inc.
h
8,783,092
54,259 Vertex Pharmaceuticals, Inc.
h
11,880,008
4,874 Waters Corporation
h
1,138,810
10,786 West Pharmaceutical Services, Inc. 1,621,459
451,111 Wright Medical Group NV
h
13,749,863
377 Zimmer Biomet Holdings, Inc. 56,429

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
141
Shares Common Stock ( 32.3% ) Value
Health Care (4.7%) - continued
128,205 Zoetis, Inc. $ 16,967,932
Total 315,679,572
Industrials (4.5%)
10,773 3M Company 1,900,573
35,265 A.O. Smith Corporation 1,680,025
2,690 Aalberts NV 121,072
12,220 Aegion Corporation
h
273,361
69,020 Aerojet Rocketdyne Holdings, Inc.
h
3,151,453
75,513 AGCO Corporation 5,833,379
124,957 Altra Industrial Motion Corporation 4,524,693
71,815 AMETEK, Inc. 7,162,828
85,769 Arcosa , Inc. 3,821,009
109,553 ASGN, Inc.
h
7,774,976
3,892 Assa Abloy AB 90,977
11,350 Atlas Copco AB, Class A 453,043
5,580 Atlas Copco AB, Class B 193,743
65,971 AZZ, Inc. 3,031,367
20,167 Boeing Company 6,569,602
433 Brenntag AG 23,493
49,843 BWX Technologies, Inc. 3,094,253
4,474 Carlisle Companies, Inc. 724,072
82,920 Casella Waste Systems, Inc.
h
3,816,808
123,135 CBIZ, Inc.
h
3,319,720
1,334 CIA De Distribucion Integral 30,089
660 Cintas Corporation 177,593
4,839 Columbus McKinnon Corporation 193,705
10,146 CRA International, Inc. 552,653
64,044 Crane Company 5,532,121
35,859 CSW Industrials, Inc. 2,761,143
11,247 CSX Corporation 813,833
78,994 Curtiss-Wright Corporation 11,129,465
31,720 Delta Air Lines, Inc. 1,854,986
15,663 Douglas Dynamics, Inc. 861,465
630 Eaton Corporation plc 59,674
89,494 EMCOR Group, Inc. 7,723,332
38,795 Emerson Electric Company 2,958,507
64,868 Encore Wire Corporation 3,723,423
34,333 Expeditors International of
Washington, Inc. 2,678,661
45,181 Forrester Research, Inc.
h
1,884,048
97 Fraport AG Frankfurt Airport Services
Worldwide 8,234
16 Geberit AG 8,980
24,150 General Dynamics Corporation 4,258,852
18,775 Gorman-Rupp Company 704,062
1,000 GS Yuasa Corporation 21,554
16,816 GWA Group, Ltd.
g
39,125
1,100 Hanwa Company, Ltd. 28,786
67,556 Healthcare Services Group, Inc.
g
1,642,962
13,939 Heico Corporation 1,591,137
2,948 Herc Holdings, Inc.
h
144,275
3,200 Hino Motors, Ltd. 33,842
101,144 Honeywell International, Inc. 17,902,488
33,975 Hubbell, Inc. 5,022,184
9,797 Huntington Ingalls Industries, Inc. 2,457,871
18,781 ICF International, Inc. 1,720,715
42,621 IDEX Corporation 7,330,812
3,800 Inaba Denki Sangyo Company, Ltd. 96,379
36,003 Ingersoll-Rand plc 4,785,519
22,486 Interface, Inc. 373,043
13,594 John Bean Technologies Corporation 1,531,500
24,618 Johnson Controls International plc 1,002,199
4,810 Kansas City Southern 736,700
31,424 Kennametal, Inc. 1,159,231
6,145 Kforce , Inc. 243,956
Shares Common Stock ( 32.3% ) Value
Industrials (4.5%) - continued
2,300 Kinden Corporation $ 35,736
4,553 Koninklijke Philips NV 222,569
45,425 Kratos Defense & Security Solutions,
Inc.
h
818,104
4,629 Legrand SA 377,174
47,462 Lincoln Electric Holdings, Inc. 4,590,999
23,673 Lockheed Martin Corporation 9,217,793
4,851 Manpower, Inc. 471,032
37,800 Marubeni Corporation 279,281
24,568 Masonite International Corporation
h
1,774,055
38,279 Mercury Systems, Inc.
h
2,645,462
110,613 Meritor, Inc.
h
2,896,954
15,700 Mitsubishi Corporation 415,914
6,600 Mitsubishi Electric Corporation 89,864
1,600 Mitsuboshi Belting, Ltd. 30,751
22,200 Mitsui & Company, Ltd. 394,617
11,904 MSC Industrial Direct Company, Inc. 934,107
7,767 Mueller Industries, Inc. 246,602
6,532 National Express Group plc 40,712
5,000 Nitto Kogyo Corporation 115,869
2,777 Nobina AB
i
19,109
34,808 Norfolk Southern Corporation 6,757,277
1,983 Northgate plc 8,169
21,768 Old Dominion Freight Line, Inc. 4,131,131
7,785 PageGroup plc 53,932
17,234 Parker-Hannifin Corporation 3,547,102
218,087 Primoris Services Corporation 4,850,255
56,119 Raven Industries, Inc. 1,933,861
33,556 Regal-Beloit Corporation 2,872,729
16,430 RELX plc 414,751
2,752 Republic Services, Inc. 246,662
195,408 Ritchie Brothers Auctioneers, Inc. 8,392,774
8,795 Rockwell Automation, Inc. 1,782,483
12,725 Roper Industries, Inc. 4,507,577
44,636 Saia, Inc.
h
4,156,504
3,705 Sandvik AB 72,164
3,482 Schneider Electric SE 357,741
8,049 Signify NV
i
251,925
25,691 SiteOne Landscape Supply, Inc.
h
2,328,889
11,461 SKF AB 232,043
74,800 Sojitz Corporation 241,088
108,583 Southwest Airlines Company 5,861,310
16,181 SP Plus Corporation
h
686,560
783 Spirax-Sarco Engineering plc 92,170
5,692 SPX FLOW, Inc.
h
278,168
54,636 Standex International Corporation 4,335,367
4,568 Stanley Black & Decker, Inc. 757,100
15,800 Sumitomo Corporation 234,683
800 Taikisha, Ltd. 28,383
27,977 Teledyne Technologies, Inc.
h
9,695,150
9,559 Thermon Group Holdings, Inc.
h
256,181
2,200 Toppan Forms Company, Ltd. 24,633
1,510 Transcontinental, Inc. 18,454
3,970 TransDigm Group, Inc. 2,223,200
89,486 TriMas Corporation
h
2,810,755
1,500 Tsubakimoto Chain Company 52,774
13,057 UniFirst Corporation 2,637,253
15,923 United Airlines Holdings, Inc.
h
1,402,657
26,943 United Rentals, Inc.
h
4,493,284
27,536 United Technologies Corporation 4,123,791
72,259 Valmont Industries, Inc. 10,822,953
67,227 Verisk Analytics, Inc. 10,039,680
2,305 Volvo AB 38,588
62,488 Waste Connections, Inc. 5,673,286
20,163 Watsco , Inc. 3,632,364
115,370 Willdan Group, Inc.
h
3,666,459

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
142
Shares Common Stock ( 32.3% ) Value
Industrials (4.5%) - continued
32,244 Xylem, Inc. $ 2,540,505
1,000 Yuasa Trading Company, Ltd. 33,656
Total 302,554,676
Information Technology (8.2%)
19,345 Accenture plc 4,073,477
21,485 Adobe, Inc.
h
7,085,968
14,113 ADTRAN, Inc. 139,578
26,210 Advanced Energy Industries, Inc.
h
1,866,152
146,178 Advanced Micro Devices, Inc.
h
6,703,723
53,578 Akamai Technologies, Inc.
h
4,628,068
10,097 Alliance Data Systems Corporation 1,132,883
25,548 Alteryx, Inc.
g,h
2,556,588
4,819 Amadeus IT Holding SA 394,662
9,140 American Software, Inc. 136,003
93,308 Amphenol Corporation 10,098,725
10,809 ANSYS, Inc.
h
2,782,345
164,756 Apple, Inc. 48,380,599
27,665 Arista Networks, Inc.
h
5,627,061
16,468 Atlassian Corporation plc
h
1,981,759
24,533 Automatic Data Processing, Inc. 4,182,876
59,641 Avalara, Inc.
h
4,368,703
2,650 Badger Meter, Inc. 172,064
48,541 Bandwidth, Inc.
h
3,109,051
2,220 BE Semiconductor Industries NV 86,188
75,489 Benchmark Electronics, Inc. 2,593,802
94,266 Blackline, Inc.
h
4,860,355
12,986 Broadridge Financial Solutions, Inc. 1,604,290
3,131 CACI International, Inc.
h
782,719
3,500 Canon, Inc. 95,790
79,608 CDK Global, Inc. 4,352,965
18,495 CDW Corporation 2,641,826
4,337 CEVA, Inc.
h
116,925
7,935 CGI, Inc.
h
664,046
178,954 Ciena Corporation
h
7,639,546
204,897 Cisco Systems, Inc. 9,826,860
12,130 Clearwater Energy, Inc. 231,926
39,588 Cognex Corporation 2,218,511
37,304 Computer Services, Inc. 1,660,028
5,928 Computershare, Ltd. 69,891
58,572 Coupa Software, Inc.
h
8,566,155
36,756 CTS Corporation 1,103,048
54,355 Descartes Systems Group, Inc.
h
2,322,046
393 Dialog Semiconductor plc
h
19,959
64,854 DocuSign, Inc.
h
4,806,330
265,953 Dolby Laboratories, Inc. 18,297,566
15,462 DSP Group, Inc.
h
243,372
47,915 Elastic NV
h
3,080,934
16,447 ePlus , Inc.
h
1,386,318
19,067 Euronet Worldwide, Inc.
h
3,004,196
26,874 ExlService Holdings, Inc.
h
1,866,668
5,152 eXp World Holdings, Inc.
g,h
58,372
29,455 F5 Networks, Inc.
h
4,113,391
4,766 Fair Isaac Corporation
h
1,785,725
46,786 Fiserv, Inc.
h
5,409,865
65,185 Five9, Inc.
h
4,274,832
2,791 FLIR Systems, Inc. 145,327
400 Fuji Soft, Inc. 15,405
27,912 Global Payments, Inc. 5,095,615
61,908 Guidewire Software, Inc.
h
6,795,641
14,783 Halma plc 413,966
8,138 InterDigital , Inc. 443,440
1,933 International Business Machines
Corporation 259,099
40,350 Intuit, Inc. 10,568,875
19,706 Jack Henry & Associates, Inc. 2,870,573
Shares Common Stock ( 32.3% ) Value
Information Technology (8.2%) - continued
28,452 Juniper Networks, Inc. $ 700,773
10,035 Keysight Technologies, Inc.
h
1,029,892
10,648 KLA-Tencor Corporation 1,897,154
4,513 Kulicke and Soffa Industries, Inc. 122,754
16,331 Lam Research Corporation 4,775,184
165,717 Lattice Semiconductor Corporation
h
3,171,823
744 Littelfuse , Inc. 142,327
10,755 ManTech International Corporation 859,109
88,909 MasterCard, Inc. 26,547,338
37,200 Maxim Integrated Products, Inc. 2,288,172
40,696 Methode Electronics, Inc. 1,601,388
396,653 Microsoft Corporation 62,552,178
24,417 MicroStrategy , Inc.
h
3,482,597
30,484 MKS Instruments, Inc. 3,353,545
84,907 Monolithic Power Systems, Inc. 15,115,144
19,319 MTS Systems Corporation 927,892
97,099 National Instruments Corporation 4,111,172
2,500 NEC Networks & System Integration
Corporation 88,545
844 NetApp, Inc. 52,539
27,196 New Relic, Inc.
h
1,787,049
23,577 Nice, Ltd. ADR
h
3,657,972
48,284 Nova Measuring Instruments, Ltd.
h
1,826,584
24,982 Novanta , Inc.
h
2,209,408
25,558 Nuance Communications, Inc.
h
455,699
33,853 NVIDIA Corporation 7,965,611
57,212 Oracle Corporation 3,031,092
20,357 Palo Alto Networks, Inc.
h
4,707,556
124,408 PayPal Holdings, Inc.
h
13,457,213
33,228 Plexus Corporation
h
2,556,562
18,129 Progress Software Corporation 753,260
27,947 Proofpoint , Inc.
h
3,207,757
39,325 Q2 Holdings, Inc.
h
3,188,471
20,538 QAD, Inc. 1,046,000
11,671 QUALCOMM, Inc. 1,029,732
7,898 Rambus, Inc.
h
108,795
36,438 Rogers Corporation
h
4,544,912
1,100 Ryoyo Electro Corporation 20,399
253,156 SailPoint Technologies Holdings, Inc.
h
5,974,482
85,080 Salesforce.com, Inc.
h
13,837,411
1,033 Samsung Electronics Company, Ltd.
GDR 1,236,187
20,843 ScanSource , Inc.
h
770,149
58,228 ServiceNow , Inc.
h
16,438,929
12,118 Silicon Laboratories, Inc.
h
1,405,446
68,853 Square, Inc.
h
4,307,444
5,945 Sykes Enterprises, Inc.
h
219,906
74,810 Synopsys, Inc.
h
10,413,552
53,579 TE Connectivity, Ltd. 5,135,011
24,440 Teradyne, Inc. 1,666,564
107,955 Texas Instruments, Inc. 13,849,547
20,612 Tyler Technologies, Inc.
h
6,184,012
18,214 VeriSign, Inc.
h
3,509,474
128,265 Virtusa Corporation
h
5,814,252
151,388 Visa, Inc. 28,445,805
3,730 VMware, Inc. 566,177
18,506 WEX, Inc.
h
3,876,267
24,530 Xilinx, Inc. 2,398,298
Total 550,235,182
Materials (1.1%)
5,927 AdvanSix , Inc.
h
118,303
26,458 Alcoa Corporation
h
569,112
15,787 AptarGroup, Inc. 1,825,293
14,865 Avery Dennison Corporation 1,944,639
711 Balchem Corporation 72,259

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
143
Shares Common Stock ( 32.3% ) Value
Materials (1.1%) - continued
19,309 Ball Corporation $ 1,248,713
12,716 Cabot Corporation 604,264
18,122 Celanese Corporation 2,231,181
20,131 CF Industries Holdings, Inc. 961,054
41,037 Eastman Chemical Company 3,252,593
52,373 Ecolab, Inc. 10,107,465
6,469 Ferro Corporation
h
95,935
57,670 Ferroglobe Representation &
Warranty Insurance Trust
e,h
6
5,492 Granges AB 57,996
7,599 Hexpol AB 74,679
1,400 Hokuetsu Corporation 7,197
12,791 Ingevity Corporation
h
1,117,678
39,039 Innospec , Inc. 4,038,194
2,900 International Paper Company 133,545
6,688 Kadant , Inc. 704,514
43,766 Kaiser Aluminum Corporation 4,853,212
2,204 Koninklijke DSM NV 288,165
13,089 Kraton Performance Polymers, Inc.
h
331,413
4,400 Kyoei Steel, Ltd. 85,742
900 Lintec Corporation 20,036
254,178 Louisiana-Pacific Corporation 7,541,461
17,425 Martin Marietta Materials, Inc. 4,872,727
200 Maruichi Steel Tube, Ltd. 5,620
29,555 Materion Corporation 1,757,045
17,198 Minerals Technologies, Inc. 991,121
52,161 Myers Industries, Inc. 870,045
21,606 Neenah, Inc. 1,521,711
3,100 Nippon Light Metal Holdings
Company, Ltd. 6,663
21,100 Nippon Steel Corporation 318,039
300 Nissan Chemical Industries, Ltd. 12,563
26,087 Nucor Corporation 1,468,176
70,776 Nutanix , Inc.
h
2,212,458
6,008 Olympic Steel, Inc. 107,663
37,736 PPG Industries, Inc. 5,037,379
1,381 Quaker Chemical Corporation 227,202
22,038 Reliance Steel & Aluminum Company 2,639,271
6,125 RPM International, Inc. 470,155
29,112 Ryerson Holding Corporation
h
344,395
12,045 Sandfire Resources NL 50,610
500 Sanyo Special Steel Company, Ltd. 7,202
3,591 Schnitzer Steel Industries, Inc. 77,853
9,476 Schweitzer-Mauduit International,
Inc. 397,897
3,781 Sensient Technologies Corporation 249,886
4,767 Sherwin-Williams Company 2,781,735
104,819 Steel Dynamics, Inc. 3,568,039
800 Taiyo Holdings Company, Ltd. 32,541
3,700 Toagosei Company, Ltd. 42,658
8,600 Toray Industries, Inc. 58,270
29,053 United States Lime & Minerals, Inc. 2,623,486
5,944 UPM- Kymmene Oyj 206,225
14,172 Verso Corporation
h
255,521
4,147 W. R. Grace & Company 289,668
Total 75,788,473
Real Estate (1.5%)
5,178 Acadia Realty Trust 134,266
64,186 Agree Realty Corporation 4,503,932
17,202 Alexander & Baldwin, Inc. 360,554
9,452 Alexandria Real Estate Equities, Inc. 1,527,254
3,142 Allied Properties REIT 125,990
2,669 Alstria Office REIT AG 50,147
960 American Assets Trust, Inc. 44,064
85,719 American Campus Communities, Inc. 4,031,365
Shares Common Stock ( 32.3% ) Value
Real Estate (1.5%) - continued
35,498 American Tower Corporation $ 8,158,150
16,407 Apartment Investment &
Management Company 847,422
92,366 Apple Hospitality REIT, Inc. 1,500,948
9,545 Ares Commercial Real Estate
Corporation 151,193
18,186 Armada Hoffler Properties, Inc. 333,713
49,156 Ascendas REIT 108,603
6,400 Ascott Trust
e,h
6,329
47,704 Ashford Hospitality Trust, Inc. 133,094
6,385 BBX Capital Corporation 30,456
5,392 Bluerock Residential Growth REIT,
Inc. 64,974
74,587 Brixmor Property Group, Inc. 1,611,825
26,390 Camden Property Trust 2,799,979
1,996 CareTrust REIT, Inc. 41,178
5,149 Castellum AB 120,941
82,218 CBL & Associates Properties, Inc. 86,329
86,002 Cedar Realty Trust, Inc. 253,706
16,893 Chatham Lodging Trust 309,818
2,071 Choice Properties REIT 22,184
13,919 City Office REIT, Inc. 188,185
93 Cofinimmo SA 13,666
1,919 Columbia Property Trust, Inc. 40,126
11,629 Corepoint Lodging, Inc. 124,198
32,819 CoreSite Realty Corporation 3,679,666
9,474 CoStar Group, Inc.
h
5,668,294
98,821 Cousins Properties, Inc. 4,071,425
13,025 CyrusOne , Inc. 852,226
2,300 Daito Trust Construction Company,
Ltd. 284,226
411 Deutsche EuroShop AG 12,180
8,948 DiamondRock Hospitality Company 99,144
7,549 Digital Realty Trust, Inc. 903,917
43,160 Douglas Emmett, Inc. 1,894,724
34,397 Duke Realty Corporation 1,192,544
2,682 EastGroup Properties, Inc. 355,821
13,491 Empire State Realty Trust, Inc. 188,334
967 Entra ASA
i
15,986
10,889 EPR Properties 769,199
2,580 Equity Lifestyle Properties, Inc. 181,606
19,599 Equity Residential 1,585,951
5,929 Essex Property Trust, Inc. 1,783,799
15,385 Farmland Partners, Inc. 104,310
1,531 First Capital REIT 24,370
66,226 First Industrial Realty Trust, Inc. 2,749,041
2,175 Four Corners Property Trust, Inc. 61,313
34,349 Franklin Street Properties
Corporation 294,027
29,824 Gaming and Leisure Properties, Inc. 1,283,923
7,897 Getty Realty Corporation 259,574
13,621 Gladstone Commercial Corporation 297,755
4,158 Granite REIT 211,270
19,596 Healthcare Realty Trust, Inc. 653,919
30,576 Healthcare Trust of America, Inc. 925,841
16,655 Highwoods Properties, Inc. 814,596
80,618 Host Hotels & Resorts, Inc. 1,495,464
11,915 Hudson Pacific Properties, Inc. 448,600
24,000 Hysan Development Company, Ltd. 94,110
6,596 Industrial Logistics Properties Trust 147,882
6,579 Innovative Industrial Properties, Inc. 499,149
6,082 Investors Real Estate Trust 440,945
10,445 JBG SMITH Properties 416,651
9,908 Jones Lang LaSalle, Inc. 1,724,884
52,156 Kilroy Realty Corporation 4,375,888
14,192 Kite Realty Group Trust 277,170

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
144
Shares Common Stock ( 32.3% ) Value
Real Estate (1.5%) - continued
5,507 Klepierre SA $ 209,509
14,078 Lamar Advertising Company 1,256,602
167 LEG Immobilien AG 19,722
22,054 Lexington Realty Trust 234,214
4,294 Life Storage, Inc. 464,954
1,179 LTC Properties, Inc. 52,784
13,300 Mapletree Commercial Trust 23,651
50,247 Medical Properties Trust, Inc. 1,060,714
1,779 Merlin Properties Socimi SA 25,570
4,382 MGM Growth Properties LLC 135,711
27,585 Mirvac Group 61,743
20,746 Monmouth Real Estate Investment
Corporation 300,402
3,132 National Health Investors, Inc. 255,195
21,142 National Retail Properties, Inc. 1,133,634
88,343 National Storage Affiliates Trust 2,970,092
290 Northview Apartment REIT 6,619
10,048 Office Properties Income Trust 322,943
20,920 Omega Healthcare Investors, Inc. 885,962
11,206 One Liberty Properties, Inc. 304,691
16,434 Outfront Media, Inc. 440,760
17,140 Paramount Group, Inc. 238,589
10,547 Pebblebrook Hotel Trust 282,765
112,485 Physicians Realty Trust 2,130,466
21,239 PotlatchDeltic Corporation 919,012
4,258 Preferred Apartment Communities,
Inc. 56,717
6,114 PS Business Parks, Inc. 1,008,015
2,350 PSP Swiss Property AG 324,475
3,092 Quebecor, Inc. 78,910
16,041 Rayonier, Inc. REIT 525,503
710 RE/MAX Holdings, Inc. 27,328
4,220 Retail Opportunity Investments
Corporation 74,525
53,448 Retail Properties of America, Inc. 716,203
3,416 RioCan REIT 70,396
14,340 RLJ Lodging Trust 254,105
1,994 RMR Group, Inc. 91,006
10,000 Road King Infrastructure, Ltd. 19,373
17,802 RPT Realty 267,742
7,905 Ryman Hospitality Properties 685,047
71,111 Sabra Health Care REIT, Inc. 1,517,509
3,153 Saul Centers, Inc. 166,415
24,006 SBA Communications Corporation 5,785,206
103,614 Service Properties Trust 2,520,929
19,502 Spirit Realty Capital, Inc. 959,108
14,198 St. Joe Company
g,h
281,546
6,651 STAG Industrial, Inc. 209,972
56,279 Store Capital Corporation 2,095,830
35,457 Summit Hotel Properties, Inc. 437,539
1,328 Swiss Prime Site AG 153,642
7,321 TAG Immobilien AG 181,823
23,376 Terreno Realty Corporation 1,265,577
12,590 UMH Properties, Inc. 198,041
75,726 Uniti Group, Inc. 621,710
1,414 Universal Health Realty Income Trust 165,947
11,776 Urstadt Biddle Properties, Inc. 292,516
38,709 VICI Properties, Inc. 989,015
50,266 Washington Prime Group, Inc. 182,968
22,800 Wing Tai Holdings, Ltd. 34,244
Total 104,859,499
Utilities (0.3%)
10,310 AGL Energy, Ltd. 148,398
23,704 Alliant Energy Corporation 1,297,083
15,720 Artesian Resources Corporation 584,941
Shares Common Stock ( 32.3% ) Value
Utilities (0.3%) - continued
3,257 Chesapeake Utilities Corporation $ 312,118
19,971 CMS Energy Corporation 1,254,978
13,436 Consolidated Water Company, Ltd. 219,007
5,719 DTE Energy Company 742,727
10,157 Enagas SA 259,080
13,294 Entergy Corporation 1,592,621
55,522 Exelon Corporation 2,531,248
10,670 IDACORP, Inc. 1,139,556
5,170 Middlesex Water Company 328,657
34,663 New Jersey Resources Corporation 1,544,930
1,420 Northland Power, Inc. 29,744
24,595 NorthWestern Corporation 1,762,724
7,652 Otter Tail Corporation 392,471
57,527 PNM Resources, Inc. 2,917,194
15,412 Public Service Enterprise Group, Inc. 910,079
6,360 Southwest Gas Holdings, Inc. 483,169
26,837 Spire, Inc. 2,235,790
7,436 Unitil Corporation 459,693
Total 21,146,208
Total Common Stock
(cost $1,585,924,780) 2,179,900,560
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Asset-Backed Securities (0.6%)
Access Group, Inc.
171,393
2.292%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,i
167,862
Aimco
1,000,000
3.618%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,i
998,307
Ares CLO, Ltd.
1,500,000
3.402%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,i
1,487,185
Ares XXXIIR CLO, Ltd.
750,000
2.850%,  (LIBOR 3M +
0.940%), 5/15/2030, Ser.
2014-32RA, Class A1A
b,i
744,315
Benefit Street Partners CLO IV, Ltd.
1,000,000
3.716%,  (LIBOR 3M + 1.750%),
1/20/2029, Ser. 2014-IVA,
Class A2RR
b,i
1,000,167
Betony CLO, Ltd.
350,000
3.016%,  (LIBOR 3M +
1.080%), 4/30/2031, Ser.
2018-1A, Class A1
b,i
346,996
Buttermilk Park CLO, Ltd.
2,575,000
3.401%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,i
2,549,858
Carlyle Global Market Strategies
CLO, Ltd.
1,675,000
3.451%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,i
1,657,917
Carvana Auto Receivables Trust
100,000
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
i
100,107

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
145
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Asset-Backed Securities (0.6%) - continued
CBAM, Ltd.
$ 1,600,000
3.281%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,i
$ 1,600,686
Colony American Finance Trust
1,732,323
2.835%,  6/15/2052, Ser.
2019-2, Class A
i
1,741,211
Commonbond Student Loan Trust
424,586
2.292%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,i
417,611
CoreVest American Finance Trust
1,997,516
2.705%,  10/15/2052, Ser.
2019-3, Class A
i
1,995,683
Deephaven Residential Mortgage
Trust
883,320
4.080%,  10/25/2058, Ser.
2018-4A, Class A1
b,i
892,623
DRB Prime Student Loan Trust
127,329
3.692%,  (LIBOR 1M +
1.900%), 10/27/2031, Ser.
2015-B, Class A1
b,i
128,671
Dryden Senior Loan Fund
1,450,000
3.403%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,i
1,432,952
Earnest Student Loan Program, LLC
675,998
3.020%,  5/25/2034, Ser.
2016-B, Class A2
i
675,270
Edlinc Student Loan Funding Trust
43,689
5.122%,  (CMT 3M + 3.150%),
10/1/2025, Ser. 2012-A, Class
AT
b,i
43,700
Galaxy XX CLO, Ltd.
1,200,000
2.966%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,i
1,188,206
Golub Capital Partners, Ltd.
750,000
3.146%,  (LIBOR 3M + 1.180%),
1/20/2031, Ser. 2015-22A,
Class AR
b,i
742,675
1,095,000
3.166%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,i
1,087,966
Goodgreen
1,378,755
3.860%,  10/15/2054, Ser.
2019-1A, Class A
i
1,436,737
Home Partners of America Trust
1,978,065
2.908%,  9/17/2039, Ser.
2019-1, Class A
i
1,967,847
1,963,383
2.703%,  10/19/2039, Ser.
2019-2, Class A
i
1,927,178
Laurel Road Prime Student Loan
Trust
680,503
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
i
682,390
Madison Park Funding XIV, Ltd.
1,100,000
3.353%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
1,089,853
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Asset-Backed Securities (0.6%) - continued
Magnetite XII, Ltd.
$ 1,200,000
3.101%,  (LIBOR 3M + 1.100%),
10/15/2031, Ser. 2015-12A,
Class ARR
b,i
$ 1,196,474
Mountain View CLO, Ltd.
850,000
3.121%,  (LIBOR 3M + 1.120%),
7/15/2031, Ser. 2015-9A,
Class A1R
b,i
838,179
National Collegiate Trust
662,225
2.087%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,i
638,488
Neuberger Berman CLO XIV, Ltd.
600,000
3.186%,  (LIBOR 3M +
1.250%), 1/28/2030, Ser.
2013-14A, Class AR
b,i
600,029
Neuberger Berman CLO, Ltd.
260,000
3.133%,  (LIBOR 3M + 1.180%),
4/22/2029, Ser. 2014-17A,
Class AR
b,i
260,003
Octagon Investment Partners XVI,
Ltd.
250,000
3.402%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,i
246,333
OZLM VIII, Ltd.
385,000
3.172%,  (LIBOR 3M + 1.170%),
10/17/2029, Ser. 2014-8A,
Class A1RR
b,i
384,120
Palmer Square Loan Funding, Ltd.
1,605,516
2.816%,  (LIBOR 3M +
0.850%), 1/20/2027, Ser.
2018-5A, Class A1
b,i
1,605,520
850,000
3.616%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,i
850,687
PPM CLO 3, Ltd.
750,000
3.402%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,i
751,064
Progress Residential Trust
2,000,000
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
i
2,027,648
Saxon Asset Securities Trust
430,017
3.624%,  8/25/2035, Ser.
2004-2, Class MF2
b
417,877
Shackleton CLO, Ltd.
800,000
3.171%,  (LIBOR 3M + 1.170%),
7/15/2031, Ser. 2015-7RA,
Class A1
b,i
794,451
SLM Student Loan Trust
80,950
2.312%,  (LIBOR 1M +
0.520%), 3/25/2026, Ser.
2011-1, Class A1
b
80,966
SoFi Professional Loan Program, LLC
118,204
2.420%,  3/25/2030, Ser.
2015-A, Class A2
i
118,185
TCW GEM II, Ltd.
1,250,000
3.660%,  (LIBOR 3M +
1.750%), 2/15/2029, Ser.
2019-1A, Class AJ
b,i
1,250,209

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
146
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Asset-Backed Securities (0.6%) - continued
U.S. Small Business Administration
$ 163,226
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 $ 165,367
Voya CLO, Ltd.
750,000
3.091%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,i
749,977
Total 41,079,550
Basic Materials (0.2%)
Anglo American Capital plc
13,000 4.125%,  9/27/2022
i
13,516
470,000 4.875%,  5/14/2025
i
515,961
Chemours Company
400,000 6.625%,  5/15/2023 401,532
Dow Chemical Company
350,000 4.800%,  11/30/2028
g
399,881
DowDuPont , Inc.
700,000 4.493%,  11/15/2025 770,162
First Quantum Minerals, Ltd.
800,000 7.500%,  4/1/2025
i
818,000
Glencore Funding, LLC
224,000 4.125%,  5/30/2023
i
233,431
300,000 4.000%,  3/27/2027
i
311,482
International Paper Company
600,000 4.350%,  8/15/2048 636,864
Kinross Gold Corporation
7,000 5.125%,  9/1/2021 7,280
218,000 5.950%,  3/15/2024 241,980
635,000 4.500%,  7/15/2027 665,162
Krayton Polymers, LLC
380,000 7.000%,  4/15/2025
i
391,400
Novelis Corporation
815,000 5.875%,  9/30/2026
i
867,246
Olin Corporation
895,000 5.125%,  9/15/2027 933,038
Peabody Securities Finance
Corporation
775,000 6.375%,  3/31/2025
i
713,000
Sherwin-Williams Company
540,000 3.125%,  6/1/2024 557,805
Syngenta Finance NV
525,000 3.933%,  4/23/2021
i
533,841
Teck Resources, Ltd.
839,000 6.125%,  10/1/2035 984,694
Tronox Finance plc
450,000 5.750%,  10/1/2025
i
458,424
Vale Overseas, Ltd.
340,000 6.250%,  8/10/2026 399,092
168,000 6.875%,  11/21/2036 218,400
WestRock Company
470,000 3.750%,  3/15/2025 496,072
Xstrata Finance Canada, Ltd.
10,000 4.950%,  11/15/2021
i
10,458
Total 11,578,721
Capital Goods (0.3%)
AECOM
770,000 5.125%,  3/15/2027 827,750
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Capital Goods (0.3%) - continued
Amsted Industries, Inc.
$ 555,000 5.625%,  7/1/2027
i
$ 588,300
Ardagh Packaging Finance plc
760,000 6.000%,  2/15/2025
i
797,050
Boeing Company
400,000 3.850%,  11/1/2048 423,580
Bombardier, Inc.
1,155,000 7.500%,  3/15/2025
i
1,191,082
Building Materials Corporation of
America
710,000 6.000%,  10/15/2025
i
746,387
Cemex SAB de CV
720,000 5.450%,  11/19/2029
i
752,400
Cintas Corporation No. 2
10,000 2.900%,  4/1/2022 10,197
345,000 3.700%,  4/1/2027 373,878
CNH Industrial Capital, LLC
480,000 4.875%,  4/1/2021 495,600
CNH Industrial NV
300,000 3.850%,  11/15/2027 312,858
Covanta Holding Corporation
390,000 6.000%,  1/1/2027 411,450
Crown Americas Capital Corporation
IV
720,000 4.500%,  1/15/2023 756,900
H&E Equipment Services, Inc.
620,000 5.625%,  9/1/2025 649,450
Ingersoll-Rand Luxembourg Finance
SA
650,000 3.500%,  3/21/2026 679,364
L3Harris Technologies, Inc.
705,000 3.950%,  5/28/2024
i
748,284
Lockheed Martin Corporation
480,000 3.600%,  3/1/2035 523,860
448,000 4.500%,  5/15/2036 530,194
120,000 6.150%,  9/1/2036 164,040
Northrop Grumman Corporation
820,000 3.850%,  4/15/2045 881,333
Owens-Brockway Glass Container,
Inc.
960,000 5.000%,  1/15/2022
i
996,470
Republic Services, Inc.
335,000 2.900%,  7/1/2026 342,834
Reynolds Group Issuer, Inc.
820,000 5.125%,  7/15/2023
i
839,475
Rockwell Collins, Inc.
420,000 2.800%,  3/15/2022 427,217
Roper Technologies, Inc.
336,000 2.800%,  12/15/2021 340,906
185,000 3.650%,  9/15/2023 194,136
240,000 4.200%,  9/15/2028 262,704
Siemens Financieringsmaatschappij
NV
932,000 4.200%,  3/16/2047
i
1,106,398
Textron, Inc.
720,000 3.375%,  3/1/2028 738,448
United Rentals North America, Inc.
735,000 5.500%,  7/15/2025 763,711
150,000 4.875%,  1/15/2028 156,185
United Technologies Corporation
750,000 4.450%,  11/16/2038 885,875

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
147
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Capital Goods (0.3%) - continued
$ 600,000 3.750%,  11/1/2046 $ 651,543
600,000 4.050%,  5/4/2047 685,885
Total 20,255,744
Collateralized Mortgage Obligations (0.4%)
Ajax Mortgage Loan Trust
1,436,282
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,i
1,451,738
Angel Oak Mortgage Trust I, LLC
117,375
3.500%,  7/25/2046, Ser.
2016-1, Class A1
i
117,981
Banc of America Alternative Loan
Trust
26,608
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 25,542
Bayview Koitere Fund Trust
630,650
4.000%,  11/28/2053, Ser.
2017-SPL3, Class A
b,i
645,397
Bellemeade Re 2018-1, Ltd.
460,998
3.392%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
461,628
Bellemeade Re, Ltd.
1,121,037
2.892%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,i
1,121,998
BRAVO Residential Funding Trust
339,186
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
i
343,114
962,419
2.748%,  11/25/2059, Ser.
2019-NQM2, Class A1
b,i
960,803
Citicorp Mortgage Securities, Inc.
1,261,484
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 1,233,515
Citigroup Mortgage Loan Trust, Inc.
212,396
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 215,645
9,983
4.799%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
8,477
COLT Funding, LLC
279,859
3.470%,  7/27/2048, Ser.
2018-2, Class A1
b,i
280,545
Countrywide Alternative Loan Trust
240,045
3.434%,  10/25/2035, Ser.
2005-43, Class 4A1
b
226,562
293,522
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 171,935
130,671
6.000%,  1/25/2037, Ser.
2006-39CB, Class 1A16 131,302
717,096
7.000%,  10/25/2037, Ser.
2007-24, Class A10 424,360
Countrywide Home Loans, Inc.
247,158
5.750%,  4/25/2037, Ser.
2007-3, Class A27 198,175
Credit Suisse First Boston Mortgage
Securities Corporation
19,923
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 20,192
Credit Suisse Mortgage Trust
1,687,523
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,i
1,751,394
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Collateralized Mortgage Obligations (0.4%) -
continued
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
$ 137,659
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A $ 124,046
Ellington Financial Mortgage Trust
985,652
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
b,i
999,624
Federal Home Loan Mortgage
Corporation - REMIC
2,350,000
3.859%,  11/25/2028, Ser.
K086, Class A2
b,j
2,594,107
995,281
4.000%,  7/15/2031, Ser.
4104, Class KI
k
69,907
740,471
3.000%,  2/15/2033, Ser.
4170, Class IG
k
78,982
1,677,470
3.000%,  3/15/2033, Ser.
4180, Class PI
k
183,156
Federal National Mortgage
Association - REMIC
2,757,821
3.000%,  12/25/2027, Ser.
2012-137, Class AI
k
198,393
Galton Funding Mortgage Trust
2017-1
1,106,542
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,i
1,127,274
GS Mortgage-Backed Securities Trust
1,693,087
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,i
1,679,076
J.P. Morgan Alternative Loan Trust
88,310
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 72,479
MASTR Alternative Loans Trust
471,392
2.242%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
151,293
Merrill Lynch Alternative Note Asset
Trust
190,484
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 137,968
Preston Ridge Partners Mortgage
Trust, LLC
1,024,254
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
i,l
1,026,721
Pretium Mortgage Credit Partners,
LLC
493,139
4.213%,  7/25/2060, Ser.
2019-NPL1, Class A1
i,l
494,025
RCO Mortgage, LLC
1,467,127
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
b,i
1,490,461
Renaissance Home Equity Loan Trust
1,124,852
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
l
579,540
Residential Accredit Loans, Inc. Trust
476,243
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 474,671
35,540
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 34,988
Residential Funding Mortgage
Security I Trust
116,559
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 113,669

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
148
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Collateralized Mortgage Obligations (0.4%) -
continued
Sequoia Mortgage Trust
$ 359,967
1.068%,  9/20/2046, Ser.
2007-1, Class 4A1
b
$ 293,196
Structured Adjustable Rate Mortgage
Loan Trust
48,119
4.080%,  9/25/2035, Ser.
2005-18, Class 1A1
b
42,396
Structured Asset Mortgage
Investments, Inc.
63,223
2.102%,  (LIBOR 1M + 0.310%),
12/25/2035, Ser. 2005-AR4,
Class A1
b
64,647
Toorak Mortgage Corporation
550,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,l
554,897
4,000,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 4,005,279
Verus Securitization Trust
310,083
2.853%,  1/25/2047, Ser.
2017-1A, Class A1
b,i
310,041
422,847
2.485%,  7/25/2047, Ser.
2017-2A, Class A1
b,i
421,176
287,141
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,i
290,053
197,789
3.211%,  5/25/2059, Ser.
2019-2, Class A1
b,i
198,959
395,584
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,i
397,917
1,507,193
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,i
1,507,686
WaMu Mortgage Pass Through
Certificates
94,468
3.728%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
91,007
226,055
3.686%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
221,829
61,842
2.979%,  (12 MTA + 0.740%),
1/25/2047, Ser. 2006-AR19,
Class 1A
b
60,169
Total 29,879,935
Commercial Mortgage-Backed Securities (0.4%)
Benchmark 2019-B13 Mortgage
Trust
1,750,000
2.952%,  8/15/2057, Ser.
2019-B13, Class A4 1,790,060
Citigroup Commercial Mortgage Trust
1,700,000
3.102%,  12/15/2072, Ser.
2019-C7, Class A4 1,756,336
CSAIL Commercial Mortgage Trust
1,900,000
3.504%,  6/15/2057, Ser.
2015-C2, Class A4 1,985,535
Federal Home Loan Mortgage
Corporation Multifamily Structured
Pass Through Certificates
831,845
3.000%,  3/15/2045, Ser.
4741, Class GA 846,456
Federal National Mortgage
Association
5,825,772 4.500%,  5/1/2048 6,141,666
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Commercial Mortgage-Backed Securities (0.4%) -
continued
Federal National Mortgage
Association - ACES
$ 1,375,000
2.961%,  2/25/2027, Ser.
2017-M7, Class A2
b
$ 1,426,258
2,250,000
3.555%,  9/25/2028, Ser.
2019-M1, Class A2
b
2,430,641
3,250,000
3.639%,  8/25/2030, Ser.
2018-M12, Class A2
b
3,551,539
Federal National Mortgage
Association Grantor Trust
1,147,761
2.898%,  6/25/2027, Ser.
2017-T1, Class A
j
1,176,627
GS Mortgage Securities Trust
1,141,073
3.801%,  1/10/2047, Ser.
2014-GC18, Class A3 1,185,099
2,450,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 2,585,300
975,000
3.244%,  10/10/2048, Ser.
2015-GC34, Class A3 1,012,305
UBS Commercial Mortgage Trust
1,350,000
2.921%,  10/15/2052, Ser.
2019-C17, Class A4 1,370,507
2,000,000
4.241%,  6/15/2051, Ser.
2018-C11, Class A5
b
2,236,384
Total 29,494,713
Communications Services (0.5%)
AMC Networks, Inc.
310,000 5.000%,  4/1/2024 316,200
American Tower Corporation
10,000 2.800%,  6/1/2020 10,029
AT&T, Inc.
750,000 4.350%,  3/1/2029 833,276
281,000 4.300%,  2/15/2030 312,182
480,000 5.250%,  3/1/2037 572,246
700,000 4.900%,  8/15/2037 804,185
336,000 6.350%,  3/15/2040 435,444
355,000 5.550%,  8/15/2041 433,319
580,000 5.450%,  3/1/2047 718,444
British Sky Broadcasting Group plc
455,000 3.125%,  11/26/2022
i
467,406
British Telecommunications plc
700,000 4.500%,  12/4/2023 753,050
CCO Holdings, LLC
600,000 5.500%,  5/1/2026
i
632,250
380,000 5.125%,  5/1/2027
i
400,900
900,000 4.750%,  3/1/2030
i
918,027
CCOH Safari, LLC
30,000 5.750%,  2/15/2026
i
31,651
Charter Communications Operating,
LLC
217,000 6.834%,  10/23/2055 282,843
300,000 4.500%,  2/1/2024 322,623
595,000 4.200%,  3/15/2028 633,543
1,410,000 6.484%,  10/23/2045 1,758,383
Comcast Corporation
625,000 4.950%,  10/15/2058 811,518
370,000 4.049%,  11/1/2052 414,736
14,000 1.625%,  1/15/2022 13,962
360,000 2.750%,  3/1/2023 368,205
420,000 3.950%,  10/15/2025 458,041
725,000 4.250%,  10/15/2030 827,728

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
149
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Communications Services (0.5%) - continued
$ 960,000 4.400%,  8/15/2035 $ 1,123,305
490,000 4.750%,  3/1/2044 595,260
250,000 4.600%,  8/15/2045 300,074
Cox Communications, Inc.
600,000 3.350%,  9/15/2026
i
619,213
240,000 4.600%,  8/15/2047
i
265,714
Crown Castle International
Corporation
336,000 5.250%,  1/15/2023 364,836
480,000 3.200%,  9/1/2024 496,184
CSC Holdings, LLC
220,000 5.500%,  5/15/2026
i
232,923
Discovery Communications, LLC
600,000 4.900%,  3/11/2026 669,049
Embarq Corporation
400,000 7.995%,  6/1/2036 423,000
Frontier Communications
Corporation
600,000 8.000%,  4/1/2027
i
627,000
Gray Television, Inc.
735,000 5.875%,  7/15/2026
i
781,856
iHeartCommunications , Inc.
550,000 4.750%,  1/15/2028
i
563,750
Level 3 Financing, Inc.
335,000 5.375%,  5/1/2025 346,725
30,000 5.250%,  3/15/2026 31,200
480,000 4.625%,  9/15/2027
i
491,424
Neptune Finco Corporation
798,000 10.875%,  10/15/2025
i
891,765
Netflix, Inc.
875,000 4.875%,  4/15/2028 908,862
Nexstar Escrow Corporation
240,000 5.625%,  8/1/2024
i
250,200
320,000 5.625%,  7/15/2027
i
337,216
Omnicom Group, Inc.
224,000 3.600%,  4/15/2026 235,795
Sirius XM Radio, Inc.
780,000 5.000%,  8/1/2027
i
822,900
Sprint Communications, Inc.
615,000 6.000%,  11/15/2022 644,981
Sprint Corporation
695,000 7.625%,  2/15/2025 762,658
Telefonica Emisiones SAU
525,000 4.570%,  4/27/2023 564,612
Telesat Canada / Telesat , LLC
420,000 4.875%,  6/1/2027
i
427,350
Time Warner Entertainment
Company, LP
459,000 8.375%,  3/15/2023 541,528
T-Mobile USA, Inc.
1,180,000 4.500%,  2/1/2026 1,209,500
Verizon Communications, Inc.
874,000 3.376%,  2/15/2025 924,871
245,000
3.010%,  (LIBOR 3M + 1.100%),
5/15/2025
b
250,615
319,000 4.272%,  1/15/2036 360,186
Viacom, Inc.
249,000 4.250%,  9/1/2023 265,028
336,000 5.850%,  9/1/2043 419,888
Virgin Media Secured Finance plc
635,000 5.500%,  8/15/2026
i
666,750
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Communications Services (0.5%) - continued
Vodafone Group plc
$ 800,000 4.875%,  6/19/2049 $ 924,872
Walt Disney Company
900,000 6.400%,  12/15/2035 1,276,454
Total 34,147,735
Consumer Cyclical (0.5%)
1011778 B.C., ULC
760,000 4.375%,  1/15/2028
i
761,900
Allison Transmission, Inc.
785,000 5.000%,  10/1/2024
i
803,644
Amazon.com, Inc.
600,000 3.875%,  8/22/2037 680,309
360,000 4.050%,  8/22/2047 422,287
American Honda Finance
Corporation
520,000 2.000%,  2/14/2020 519,980
800,000 2.150%,  9/10/2024 800,591
Brookfield Property REIT, Inc.
390,000 5.750%,  5/15/2026
i
411,450
Brookfield Residential Properties,
Inc.
810,000 6.250%,  9/15/2027
i
854,550
Cinemark USA, Inc.
961,000 4.875%,  6/1/2023 976,616
D.R. Horton, Inc.
534,000 2.550%,  12/1/2020 536,324
Daimler Finance North America, LLC
425,000
2.452%,  (LIBOR 3M +
0.550%), 5/4/2021
b,i
425,556
Ford Motor Credit Company, LLC
168,000 3.200%,  1/15/2021 168,912
10,000 3.336%,  3/18/2021 10,073
775,000 5.596%,  1/7/2022 816,446
170,000
3.231%,  (LIBOR 3M + 1.270%),
3/28/2022
b
168,753
650,000 2.979%,  8/3/2022 650,689
850,000 4.389%,  1/8/2026 863,121
General Motors Company
625,000
2.791%,  (LIBOR 3M +
0.900%), 9/10/2021
b
625,182
825,000 5.000%,  10/1/2028 897,659
General Motors Financial Company,
Inc.
10,000 2.650%,  4/13/2020 10,012
224,000 4.200%,  3/1/2021 228,817
515,000
2.862%,  (LIBOR 3M +
0.850%), 4/9/2021
b
516,012
10,000 4.375%,  9/25/2021 10,360
531,000 3.150%,  6/30/2022 540,995
224,000 3.950%,  4/13/2024 234,037
385,000 4.300%,  7/13/2025 411,230
Hanesbrands, Inc.
580,000 4.875%,  5/15/2026
i
614,075
Hilton Domestic Operating Company,
Inc.
770,000 4.875%,  1/15/2030 815,742
Home Depot, Inc.
10,000 2.625%,  6/1/2022 10,198
575,000 5.400%,  9/15/2040 760,982
336,000 4.250%,  4/1/2046 396,928
840,000 3.900%,  6/15/2047 947,565

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
150
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Consumer Cyclical (0.5%) - continued
Hyundai Capital America
$ 1,200,000 3.000%,  6/20/2022
i
$ 1,212,771
L Brands, Inc.
389,000 6.694%,  1/15/2027 389,000
Landry's, Inc.
395,000 6.750%,  10/15/2024
i
408,825
Lear Corporation
485,000 5.250%,  1/15/2025 498,585
Lennar Corporation
9,000 2.950%,  11/29/2020 9,023
350,000 4.125%,  1/15/2022 358,750
50,000 4.750%,  11/15/2022 52,500
1,000,000 4.875%,  12/15/2023 1,068,750
Live Nation Entertainment, Inc.
405,000 5.625%,  3/15/2026
i
431,325
550,000 4.750%,  10/15/2027
i
569,250
Macy's Retail Holdings, Inc.
410,000 2.875%,  2/15/2023 408,486
Mastercard , Inc.
700,000 3.950%,  2/26/2048 805,580
Mattamy Group Corporation
670,000 5.250%,  12/15/2027
i
696,800
McDonald's Corporation
335,000 2.750%,  12/9/2020 337,275
575,000 4.450%,  3/1/2047 658,985
MGM Resorts International
795,000 6.000%,  3/15/2023 872,513
30,000 5.750%,  6/15/2025 33,600
Prime Security Services Borrower,
LLC
790,000 5.750%,  4/15/2026
i
858,635
Ralph Lauren Corporation
10,000 2.625%,  8/18/2020 10,038
Ryman Hospitality Properties, Inc.
420,000 4.750%,  10/15/2027
i
433,650
Scientific Games International, Inc.
380,000 5.000%,  10/15/2025
i
398,050
130,000 7.000%,  5/15/2028
i
139,100
ServiceMaster Company, LLC
790,000 5.125%,  11/15/2024
i
819,625
Six Flags Entertainment Corporation
370,000 4.875%,  7/31/2024
i
383,413
390,000 5.500%,  4/15/2027
i
415,838
Staples, Inc.
420,000 7.500%,  4/15/2026
i
435,750
Viking Cruises, Ltd.
550,000 5.875%,  9/15/2027
i
587,813
Visa, Inc.
10,000 2.200%,  12/14/2020 10,035
Volkswagen Group of America
Finance, LLC
860,000 4.250%,  11/13/2023
i
915,825
Walmart, Inc.
600,000 3.250%,  7/8/2029 643,072
Yum! Brands, Inc.
200,000 4.750%,  1/15/2030
i
209,500
Total 31,963,357
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Consumer Non-Cyclical (0.7%)
Abbott Laboratories
$ 204,000 3.400%,  11/30/2023 $ 214,424
941,000 4.750%,  11/30/2036 1,174,399
AbbVie, Inc.
7,000 2.900%,  11/6/2022 7,140
540,000 3.600%,  5/14/2025 569,513
500,000 2.950%,  11/21/2026
i
507,477
240,000 4.700%,  5/14/2045 268,536
1,200,000 4.875%,  11/14/2048 1,374,162
Albertson's Companies, LLC
40,000 6.625%,  6/15/2024 41,866
750,000 7.500%,  3/15/2026
i
841,875
Allergan, Inc.
700,000 2.800%,  3/15/2023 705,105
Altria Group, Inc.
400,000 4.400%,  2/14/2026 434,233
700,000 5.800%,  2/14/2039 821,812
Amgen, Inc.
708,000 2.200%,  5/11/2020 708,601
300,000 3.125%,  5/1/2025 312,608
Anheuser-Busch Companies, LLC
201,000 3.650%,  2/1/2026 214,114
896,000 4.700%,  2/1/2036 1,033,403
Anheuser-Busch InBev Finance, Inc.
6,000 3.300%,  2/1/2023 6,212
Anheuser-Busch InBev Worldwide,
Inc.
1,150,000 4.750%,  4/15/2058 1,340,249
575,000 4.375%,  4/15/2038 644,409
75,000 4.600%,  4/15/2048 85,330
Anthem, Inc.
590,000 4.625%,  5/15/2042 664,019
B&G Foods, Inc.
580,000 5.250%,  9/15/2027 585,800
BAT Capital Corporation
360,000 3.222%,  8/15/2024 367,920
480,000 4.540%,  8/15/2047 481,338
Bausch Health Companies, Inc.
355,000 7.000%,  1/15/2028
i
390,500
100,000 5.000%,  1/30/2028
i
102,639
100,000 5.250%,  1/30/2030
i
103,700
Baxalta , Inc.
246,000 4.000%,  6/23/2025 264,828
Becton, Dickinson and Company
516,000 3.734%,  12/15/2024 546,560
750,000 3.700%,  6/6/2027 798,412
354,000 4.669%,  6/6/2047 420,746
Boston Scientific Corporation
336,000 7.375%,  1/15/2040 511,232
Bristol-Myers Squibb Company
945,000 2.875%,  8/15/2020
i
950,178
Bunge, Ltd. Finance Corporation
190,000 3.500%,  11/24/2020 192,360
Cargill, Inc.
800,000 3.250%,  5/23/2029
i
841,920
Centene Corporation
780,000 4.750%,  1/15/2025 810,209
120,000 4.250%,  12/15/2027
i
123,450
280,000 4.625%,  12/15/2029
i
295,078

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
151
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Consumer Non-Cyclical (0.7%) - continued
Cigna Corporation
$ 120,000
2.891%,  (LIBOR 3M +
0.890%), 7/15/2023
b
$ 120,661
480,000 4.125%,  11/15/2025 520,365
525,000 3.050%,  10/15/2027
g
524,373
590,000 4.800%,  8/15/2038 686,564
Clorox Company
720,000 3.100%,  10/1/2027 741,451
Conagra Brands, Inc.
385,000 3.800%,  10/22/2021 397,193
455,000 4.300%,  5/1/2024 489,663
Constellation Brands, Inc.
470,000 3.600%,  2/15/2028 496,726
CVS Health Corporation
7,000 2.750%,  12/1/2022 7,110
236,000 3.700%,  3/9/2023 245,682
110,000 4.000%,  12/5/2023 116,333
580,000 4.100%,  3/25/2025 622,132
1,440,000 4.875%,  7/20/2035 1,652,293
155,000 5.050%,  3/25/2048 183,130
EMD Finance, LLC
280,000 2.950%,  3/19/2022
i
283,686
Energizer Holdings, Inc.
820,000 5.500%,  6/15/2025
i
850,750
Express Scripts Holding Company
7,000 4.750%,  11/15/2021 7,336
740,000 4.800%,  7/15/2046 835,397
HCA, Inc.
1,120,000 5.375%,  2/1/2025 1,238,530
Imperial Brands Finance plc
825,000 3.875%,  7/26/2029
i
831,093
Imperial Tobacco Finance plc
80,000 2.950%,  7/21/2020
i
80,224
JBS USA, LLC
395,000 5.750%,  6/15/2025
i
408,825
810,000 5.500%,  1/15/2030
i
870,021
Kimberly-Clark Corporation
600,000 3.900%,  5/4/2047 670,846
Kraft Heinz Foods Company
750,000 3.375%,  6/15/2021 763,176
Kroger Company
300,000 2.800%,  8/1/2022 305,697
Medtronic, Inc.
1,231,000 4.375%,  3/15/2035 1,455,527
35,000 4.625%,  3/15/2045 43,952
Merck & Company, Inc.
88,000 3.700%,  2/10/2045 97,057
Mylan, Inc.
120,000 3.125%,  1/15/2023
i
121,699
Nestle Holdings, Inc.
750,000 3.900%,  9/24/2038
i
846,089
Par Pharmaceutical, Inc.
390,000 7.500%,  4/1/2027
i
388,050
Pernod Ricard SA
5,000 5.750%,  4/7/2021
i
5,233
Post Holdings, Inc.
390,000 5.500%,  3/1/2025
i
408,525
Reynolds American, Inc.
672,000 5.700%,  8/15/2035 779,651
Roche Holdings, Inc.
336,000 4.000%,  11/28/2044
i
391,185
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Consumer Non-Cyclical (0.7%) - continued
Scotts Miracle- Gro Company
$ 420,000 4.500%,  10/15/2029
i
$ 429,324
Shire Acquisitions Investments
Ireland Designated Activity
Company
702,000 2.400%,  9/23/2021 705,809
Simmons Foods, Inc.
810,000 5.750%,  11/1/2024
i
814,050
Smithfield Foods, Inc.
350,000 2.650%,  10/3/2021
i
347,882
Spectrum Brands, Inc.
650,000 5.750%,  7/15/2025 678,450
Tenet Healthcare Corporation
210,000 4.625%,  7/15/2024 214,987
570,000 5.125%,  11/1/2027
i
602,063
Teva Pharmaceutical Finance
Netherlands III BV
3,000 2.200%,  7/21/2021 2,905
Tyson Foods, Inc.
236,000 3.550%,  6/2/2027 250,854
UnitedHealth Group, Inc.
600,000 2.950%,  10/15/2027 623,342
1,460,000 4.625%,  7/15/2035 1,769,756
VRX Escrow Corporation
1,535,000 6.125%,  4/15/2025
i
1,586,008
Zimmer Biomet Holdings, Inc.
650,000 3.550%,  4/1/2025 684,844
Zoetis, Inc.
9,000 3.450%,  11/13/2020 9,097
768,000 4.700%,  2/1/2043 912,566
Total 47,874,519
Energy (0.6%)
Alliance Resource Operating
Partners, LP
765,000 7.500%,  5/1/2025
i
696,150
Antero Resources Corporation
275,000 5.125%,  12/1/2022 245,437
500,000 5.625%,  6/1/2023
g
401,250
Archrock Partners, LP
230,000 6.250%,  4/1/2028
i
236,900
BP Capital Markets America, Inc.
120,000 3.119%,  5/4/2026 125,266
BP Capital Markets plc
7,000 2.315%,  2/13/2020 7,002
335,000 3.535%,  11/4/2024 356,337
840,000 3.279%,  9/19/2027 882,886
Canadian Natural Resources, Ltd.
585,000 3.450%,  11/15/2021 599,458
Canadian Oil Sands, Ltd.
315,000 9.400%,  9/1/2021
i
347,373
Cenovus Energy, Inc.
600,000 5.400%,  6/15/2047 699,036
Cheniere Corpus Christi Holdings,
LLC
265,000 7.000%,  6/30/2024 305,383
685,000 5.875%,  3/31/2025 770,255
Cheniere Energy Partners, LP
995,000 5.625%,  10/1/2026 1,052,212
Chesapeake Energy Corporation
251,000 11.500%,  1/1/2025
g,i
237,195

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
152
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Energy (0.6%) - continued
ConocoPhillips
$ 590,000 6.500%,  2/1/2039 $ 857,840
Continental Resources, Inc.
525,000 4.500%,  4/15/2023 548,221
600,000 4.375%,  1/15/2028 637,277
Diamondback Energy, Inc.
1,200,000 3.500%,  12/1/2029 1,221,120
El Paso Pipeline Partners Operating
Company, LLC
355,000 4.300%,  5/1/2024 379,438
Enagas SA
1,140,000 5.500%,  1/15/2028
i
1,117,200
Enbridge, Inc.
400,000 2.900%,  7/15/2022 407,400
Energy Transfer Operating, LP
200,000 4.200%,  9/15/2023 209,874
600,000 6.000%,  6/15/2048 698,192
Energy Transfer Partners, LP
265,000 4.900%,  3/15/2035 277,844
250,000 5.150%,  2/1/2043 256,365
Eni SPA
625,000 4.000%,  9/12/2023
i
658,871
EnLink Midstream Partners, LP
225,000 4.150%,  6/1/2025 211,500
968,000 4.850%,  7/15/2026 907,500
Enterprise Products Operating, LLC
172,000 5.100%,  2/15/2045 205,693
Hess Corporation
900,000 3.500%,  7/15/2024 919,419
Kinder Morgan Energy Partners, LP
14,000 3.450%,  2/15/2023 14,433
585,000 6.500%,  9/1/2039 741,574
Kinder Morgan, Inc.
530,000 6.500%,  9/15/2020 546,183
Magellan Midstream Partners, LP
315,000 5.000%,  3/1/2026 355,373
Marathon Oil Corporation
830,000 6.600%,  10/1/2037 1,056,068
Marathon Petroleum Corporation
708,000 4.750%,  12/15/2023 768,894
230,000 6.500%,  3/1/2041 298,037
MPLX, LP
10,000 4.500%,  7/15/2023 10,621
650,000 4.875%,  12/1/2024 706,061
708,000 4.875%,  6/1/2025 772,711
Murphy Oil Corporation
400,000 5.875%,  12/1/2027 420,000
Nabors Industries, Inc.
410,000 5.750%,  2/1/2025 369,000
Newfield Exploration Company
800,000 5.625%,  7/1/2024 878,378
Noble Energy, Inc.
1,000,000 5.050%,  11/15/2044 1,113,358
Occidental Petroleum Corporation
566,000 4.850%,  3/15/2021 582,942
Parsley Energy, LLC
650,000 5.625%,  10/15/2027
i
687,375
Petrobras Global Finance BV
385,000 5.093%,  1/15/2030
i
412,531
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Energy (0.6%) - continued
Petroleos Mexicanos
$ 800,000 6.875%,  8/4/2026 $ 878,440
Pioneer Natural Resources Company
225,000 4.450%,  1/15/2026 246,092
Plains All American Pipeline, LP
550,000 5.000%,  2/1/2021 562,606
800,000 4.500%,  12/15/2026 851,214
Precision Drilling Corporation
370,000 7.125%,  1/15/2026
i
351,500
Regency Energy Partners, LP
448,000 5.875%,  3/1/2022 475,316
Sabine Pass Liquefaction, LLC
351,000 6.250%,  3/15/2022 376,989
426,000 5.625%,  4/15/2023 463,396
480,000 5.750%,  5/15/2024 535,124
Schlumberger Holdings Corporation
280,000 4.000%,  12/21/2025
i
301,252
Southwestern Energy Company
785,000 7.500%,  4/1/2026 726,125
Suncor Energy, Inc.
270,000 3.600%,  12/1/2024 286,308
Sunoco Logistics Partners
Operations, LP
10,000 4.400%,  4/1/2021 10,239
475,000 4.000%,  10/1/2027 490,871
Sunoco, LP
290,000 5.500%,  2/15/2026 300,875
435,000 5.875%,  3/15/2028 461,885
Targa Resources Partners, LP
380,000 5.375%,  2/1/2027 394,250
Transocean, Inc.
750,000 7.250%,  11/1/2025
i
735,000
Viper Energy Partners, LP
570,000 5.375%,  11/1/2027
i
592,800
W&T Offshore, Inc.
395,000 9.750%,  11/1/2023
i
376,731
Western Gas Partners, LP
472,000 4.000%,  7/1/2022 483,621
Williams Companies, Inc.
600,000 7.500%,  1/15/2031 781,893
Williams Partners, LP
294,000 4.000%,  11/15/2021 302,164
165,000 3.600%,  3/15/2022 169,595
300,000 4.500%,  11/15/2023 321,051
475,000 6.300%,  4/15/2040 587,968
Woodside Finance, Ltd.
600,000 3.650%,  3/5/2025
i
621,075
240,000 3.700%,  3/15/2028
i
248,284
WPX Energy, Inc.
535,000 5.750%,  6/1/2026 571,112
Total 39,713,209
Financials (1.4%)
ABN AMRO Bank NV
450,000 4.750%,  7/28/2025
i
489,969
ACE INA Holdings, Inc.
10,000 2.875%,  11/3/2022 10,255
335,000 4.350%,  11/3/2045 404,757
AerCap Ireland Capital, Ltd.
224,000 4.625%,  10/30/2020 228,470

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
153
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Financials (1.4%) - continued
$ 420,000 3.500%,  1/15/2025 $ 432,631
575,000 3.875%,  1/23/2028 596,498
Air Lease Corporation
1,000 2.500%,  3/1/2021 1,004
Aircastle , Ltd.
700,000 5.000%,  4/1/2023 748,239
Ally Financial, Inc.
770,000 5.750%,  11/20/2025 861,437
American International Group, Inc.
336,000 4.125%,  2/15/2024 360,566
720,000 3.750%,  7/10/2025 769,882
650,000 3.900%,  4/1/2026 696,052
Athene Global Funding
6,000 4.000%,  1/25/2022
i
6,196
AvalonBay Communities, Inc.
500,000 3.500%,  11/15/2025 530,626
Aviation Capital Group, LLC
485,000 2.875%,  1/20/2022
i
488,307
Avolon Holdings Funding, Ltd.
350,000 5.250%,  5/15/2024
i
382,053
Banco Santander SA
600,000
3.121%,  (LIBOR 3M + 1.120%),
4/12/2023
b
603,852
Bank of America Corporation
5,000 2.738%,  1/23/2022
b
5,037
450,000 3.499%,  5/17/2022
b
458,941
595,000 3.300%,  1/11/2023 615,003
475,000 2.881%,  4/24/2023
b
483,217
10,000 3.550%,  3/5/2024
b
10,378
448,000 4.000%,  4/1/2024 479,705
750,000 4.200%,  8/26/2024 805,039
1,070,000 4.000%,  1/22/2025 1,140,770
650,000 3.458%,  3/15/2025
b
678,524
600,000 3.093%,  10/1/2025
b
618,986
500,000 3.824%,  1/20/2028
b
537,744
561,000 5.875%,  2/7/2042 794,782
Bank of Montreal
465,000
2.461%,  (LIBOR 3M +
0.460%), 4/13/2021
b
466,518
Bank of New York Mellon Corporation
40,000 2.500%,  4/15/2021 40,268
14,000 2.600%,  2/7/2022 14,207
Bank of Nova Scotia
950,000
2.406%,  (LIBOR 3M +
0.440%), 4/20/2021
b
953,151
510,000 2.700%,  3/7/2022 518,804
Barclays Bank plc
112,000 10.179%,  6/12/2021
i
124,472
Barclays plc
790,000 3.250%,  1/12/2021 796,668
725,000 4.610%,  2/15/2023
b
756,979
448,000 3.650%,  3/16/2025 466,312
Boston Properties, LP
525,000 4.500%,  12/1/2028 594,575
BPCE SA
300,000 3.000%,  5/22/2022
i
305,279
840,000 3.500%,  10/23/2027
i
868,046
Camden Property Trust
900,000 3.150%,  7/1/2029 936,146
Capital One Financial Corporation
466,000 3.050%,  3/9/2022 475,596
750,000 4.200%,  10/29/2025 808,783
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Financials (1.4%) - continued
Capital One NA
$ 150,000 2.350%,  1/31/2020 $ 150,030
800,000 2.150%,  9/6/2022 801,238
Cascades USA, Inc.
390,000 5.125%,  1/15/2026
i
400,725
CIT Group, Inc.
905,000 5.000%,  8/15/2022 959,300
Citigroup, Inc.
537,000 2.750%,  4/25/2022 545,199
244,000 4.050%,  7/30/2022 254,928
366,000 3.142%,  1/24/2023
b
373,449
910,000 4.400%,  6/10/2025 988,282
448,000 3.200%,  10/21/2026 464,351
720,000 3.668%,  7/24/2028
b
766,690
336,000 4.125%,  7/25/2028 366,242
600,000 3.520%,  10/27/2028
b
630,969
700,000 3.878%,  1/24/2039
b
768,022
348,000 4.650%,  7/23/2048 433,888
CNA Financial Corporation
250,000 3.900%,  5/1/2029 268,840
Comerica, Inc.
180,000 3.700%,  7/31/2023 189,468
Commerzbank AG
600,000 8.125%,  9/19/2023
i
694,866
Commonwealth Bank of Australia
350,000 2.250%,  3/10/2020
i
350,186
Compass Bank
500,000 3.500%,  6/11/2021 508,562
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
620,000 3.950%,  11/9/2022 647,915
1,416,000 4.625%,  12/1/2023 1,535,597
Credit Agricole SA
807,000 3.375%,  1/10/2022
i
825,493
Credit Suisse Group AG
250,000 2.997%,  12/14/2023
b,i
254,525
350,000 7.250%,  9/12/2025
b,i,m
390,688
450,000 3.869%,  1/12/2029
b,i
478,955
Credit Suisse Group Funding
(Guernsey), Ltd.
535,000 3.125%,  12/10/2020 539,739
21,000 3.800%,  9/15/2022 21,853
Credit Suisse Group Funding, Ltd.
448,000 3.750%,  3/26/2025 473,765
Danske Bank AS
675,000 3.244%,  12/20/2025
b,i
682,519
Deutsche Bank AG
675,000 3.375%,  5/12/2021 680,215
301,000 4.250%,  10/14/2021 309,489
650,000 3.961%,  11/26/2025
b
663,853
Discover Bank
400,000 2.450%,  9/12/2024 398,747
600,000 4.682%,  8/9/2028
b
627,000
Duke Realty, LP
264,000 4.375%,  6/15/2022 276,628
450,000 2.875%,  11/15/2029 450,580
ERP Operating, LP
90,000 3.375%,  6/1/2025 94,503
Fidelity National Financial, Inc.
500,000 5.500%,  9/1/2022 538,094
Fifth Third Bancorp
148,000 2.875%,  7/27/2020 148,613

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
154
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Financials (1.4%) - continued
$ 396,000 2.600%,  6/15/2022 $ 400,866
Five Corners Funding Trust
1,090,000 4.419%,  11/15/2023
i
1,182,564
GE Capital International Funding
Company
1,390,000 4.418%,  11/15/2035 1,480,038
Goldman Sachs Group, Inc.
842,000 5.375%,  5/10/2020
b,m
852,416
710,000 5.250%,  7/27/2021 744,958
10,000
3.080%,  (LIBOR 3M + 1.170%),
11/15/2021
b
10,078
14,000 3.000%,  4/26/2022 14,172
729,000 2.876%,  10/31/2022
b
739,178
472,000 2.908%,  6/5/2023
b
479,617
700,000 3.625%,  2/20/2024 734,249
825,000 3.691%,  6/5/2028
b
875,770
790,000 4.750%,  10/21/2045 961,593
Guardian Life Global Funding
10,000 2.000%,  4/26/2021
i
10,012
HCP, Inc.
176,000 3.400%,  2/1/2025 183,648
Hospitality Properties Trust
10,000 4.250%,  2/15/2021 10,142
HSBC Holdings plc
464,000 6.875%,  6/1/2021
b,m
486,620
350,000 2.650%,  1/5/2022 353,722
750,000 3.803%,  3/11/2025
b
786,769
425,000 3.900%,  5/25/2026 452,899
HSBC USA, Inc.
625,000 2.350%,  3/5/2020 625,319
Huntington Bancshares, Inc.
10,000 3.150%,  3/14/2021 10,122
Icahn Enterprises, LP
345,000 6.750%,  2/1/2024 357,938
410,000 6.375%,  12/15/2025 429,988
ING Groep NV
375,000 3.150%,  3/29/2022 383,354
525,000 4.100%,  10/2/2023 558,142
International Lease Finance
Corporation
284,000 5.875%,  8/15/2022 309,268
Iron Mountain, Inc.
526,748 6.000%,  8/15/2023 537,941
J.P. Morgan Chase & Company
509,000
2.587%,  (LIBOR 3M +
0.680%), 6/1/2021
b
509,826
265,000 2.295%,  8/15/2021 265,583
10,000 2.776%,  4/25/2023
b
10,154
575,000 2.700%,  5/18/2023 586,422
259,000
3.166%,  (LIBOR 3M +
1.230%), 10/24/2023
b
263,405
352,000 3.625%,  5/13/2024 372,846
750,000 3.875%,  9/10/2024 802,334
690,000 3.125%,  1/23/2025 719,862
1,080,000 3.900%,  7/15/2025 1,165,462
360,000 3.300%,  4/1/2026 378,587
675,000 4.203%,  7/23/2029
b
752,497
720,000 3.882%,  7/24/2038
b
795,053
J.P. Morgan Chase Bank NA
400,000 3.086%,  4/26/2021
b
401,353
KeyCorp
300,000 2.900%,  9/15/2020 301,992
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Financials (1.4%) - continued
Kimco Realty Corporation
$ 960,000 3.300%,  2/1/2025 $ 998,394
Liberty Mutual Group, Inc.
4,000 5.000%,  6/1/2021
i
4,132
224,000 4.950%,  5/1/2022
i
237,510
Lincoln National Corporation
8,000 6.250%,  2/15/2020 8,037
Lloyds Banking Group plc
600,000 2.907%,  11/7/2023
b
608,705
MassMutual Global Funding
400,000 2.750%,  6/22/2024
i
410,065
MetLife, Inc.
355,000 4.050%,  3/1/2045 410,898
Mitsubishi UFJ Financial Group, Inc.
7,000 2.998%,  2/22/2022 7,131
725,000 3.455%,  3/2/2023 751,591
600,000 3.287%,  7/25/2027 624,793
Morgan Stanley
14,000 2.800%,  6/16/2020 14,052
224,000 5.550%,  7/15/2020
b,m
228,444
12,000 5.500%,  7/28/2021 12,641
560,000 2.625%,  11/17/2021 566,545
254,000
3.146%,  (LIBOR 3M + 1.180%),
1/20/2022
b
256,314
537,000 2.750%,  5/19/2022 546,663
155,000 4.875%,  11/1/2022 166,053
485,000 3.125%,  1/23/2023 498,508
540,000 4.350%,  9/8/2026 590,128
720,000 3.591%,  7/22/2028
b
764,682
600,000 3.772%,  1/24/2029
b
645,069
MPT Operating Partnership, LP
385,000 6.375%,  3/1/2024 400,388
445,000 4.625%,  8/1/2029 458,350
Nasdaq, Inc.
295,000 3.850%,  6/30/2026 315,771
Nationwide Building Society
400,000 3.622%,  4/26/2023
b,i
411,283
Outfront Media Cap, LLC
420,000 4.625%,  3/15/2030
i
427,350
Park Aerospace Holdings, Ltd.
350,000 4.500%,  3/15/2023
i
366,450
PNC Bank NA
11,000 2.450%,  11/5/2020 11,051
Prudential Financial, Inc.
675,000 3.700%,  3/13/2051 708,101
Quicken Loans, Inc.
800,000 5.750%,  5/1/2025
i
827,000
Realty Income Corporation
10,000 5.750%,  1/15/2021 10,287
475,000 4.125%,  10/15/2026 522,289
Regency Centers, LP
720,000 4.125%,  3/15/2028 780,216
Reinsurance Group of America, Inc.
510,000 4.700%,  9/15/2023 552,891
400,000 3.900%,  5/15/2029 426,227
Royal Bank of Canada
14,000 2.125%,  3/2/2020 14,005
Royal Bank of Scotland Group plc
300,000 6.125%,  12/15/2022 328,198
400,000 6.100%,  6/10/2023 440,143
300,000 3.875%,  9/12/2023 314,185

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
155
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Financials (1.4%) - continued
$ 575,000 4.269%,  3/22/2025
b
$ 610,438
475,000 4.445%,  5/8/2030
b
524,155
Santander UK Group Holdings plc
380,000 2.875%,  10/16/2020 381,680
Simon Property Group, LP
15,000 2.500%,  7/15/2021 15,115
448,000 4.250%,  11/30/2046 511,023
SITE Centers Corporation
162,000 4.625%,  7/15/2022 168,898
Societe Generale SA
354,000 4.750%,  11/24/2025
i
383,340
Sumitomo Mitsui Financial Group,
Inc.
426,000 2.784%,  7/12/2022 433,160
360,000 3.102%,  1/17/2023 369,033
336,000 3.010%,  10/19/2026 343,944
SunTrust Banks, Inc.
10,000 2.900%,  3/3/2021 10,103
Synchrony Financial
155,000 4.250%,  8/15/2024 165,302
700,000 3.950%,  12/1/2027 734,884
UBS Group Funding Jersey, Ltd.
336,000 4.125%,  9/24/2025
i
365,195
UBS Group Funding Switzerland AG
450,000 3.491%,  5/23/2023
i
462,899
Ventas Realty, LP
500,000 3.100%,  1/15/2023 511,498
595,000 4.000%,  3/1/2028 637,392
VICI Properties, LP / VICI Note
Company, Inc.
150,000 4.250%,  12/1/2026
i
154,500
150,000 4.625%,  12/1/2029
i
156,750
Voya Financial, Inc.
825,000 3.125%,  7/15/2024 850,329
Wells Fargo & Company
450,000 2.550%,  12/7/2020 452,716
8,000 2.100%,  7/26/2021 8,011
540,000 2.625%,  7/22/2022 547,798
550,000 3.069%,  1/24/2023 561,295
448,000 3.450%,  2/13/2023 463,854
750,000 4.125%,  8/15/2023 796,124
10,000
3.157%,  (LIBOR 3M + 1.230%),
10/31/2023
b
10,178
350,000 3.000%,  2/19/2025 360,910
450,000 3.000%,  4/22/2026 462,253
450,000 3.000%,  10/23/2026 460,760
810,000 4.900%,  11/17/2045 987,930
Welltower , Inc.
180,000 3.950%,  9/1/2023 189,858
ZB NA
575,000 3.500%,  8/27/2021 588,315
Total 92,959,669
Mortgage-Backed Securities (4.9%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
14,303,659 3.500%,  5/1/2034 14,869,357
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
15,473,827 3.000%,  8/1/2047 15,833,669
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Mortgage-Backed Securities (4.9%) - continued
$ 19,330,576 3.500%,  7/1/2049 $ 19,862,052
Federal National Mortgage
Association
1,445,387 3.230%,  11/1/2020 1,447,393
11,845,296 3.500%,  10/1/2048 12,272,741
13,500,000 3.500%,  8/1/2049 14,019,925
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
39,050,000 2.500%,  1/1/2035
d
39,379,929
71,544,000 3.000%,  1/1/2035
d
73,299,625
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
99,336,000 3.000%,  1/1/2048
d
100,682,206
24,732,888 4.000%,  7/1/2048 25,777,948
13,638,165 3.500%,  8/1/2049 14,016,599
Total 331,461,444
Technology (0.3%)
Apple, Inc.
11,000 2.400%,  1/13/2023 11,176
300,000 3.000%,  2/9/2024 311,435
475,000 3.200%,  5/11/2027 500,657
640,000 3.000%,  6/20/2027 670,150
960,000 3.000%,  11/13/2027 1,005,992
835,000 3.750%,  9/12/2047 927,047
Applied Materials, Inc.
240,000 3.300%,  4/1/2027 254,247
Avnet, Inc.
335,000 3.750%,  12/1/2021 343,714
Broadcom Corporation
391,000 3.875%,  1/15/2027 405,724
500,000 3.500%,  1/15/2028 502,993
CommScope Technologies Finance,
LLC
745,000 6.000%,  6/15/2025
i
745,842
Diamond 1 Finance Corporation
1,850,000 6.020%,  6/15/2026
i
2,127,727
Diamond Sports Group, LLC
770,000 6.625%,  8/15/2027
g,i
748,825
Harland Clarke Holdings Corporation
515,000 8.375%,  8/15/2022
i
419,725
Hewlett Packard Enterprise Company
17,000 3.600%,  10/15/2020 17,192
600,000
2.763%,  (LIBOR 3M +
0.720%), 10/5/2021
b
600,079
140,000 4.400%,  10/15/2022 147,854
Intel Corporation
10,000 3.100%,  7/29/2022 10,315
Iron Mountain, Inc.
320,000 4.875%,  9/15/2029
i
325,056
Marvell Technology Group, Ltd.
350,000 4.200%,  6/22/2023 369,381
475,000 4.875%,  6/22/2028 524,249
Microsoft Corporation
700,000 4.750%,  11/3/2055 936,152
14,000 2.400%,  2/6/2022 14,192
700,000 4.200%,  11/3/2035 830,887
1,690,000 3.700%,  8/8/2046 1,905,508
NCR Corporation
750,000 6.125%,  9/1/2029
i
813,840

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
156
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Technology (0.3%) - continued
NXP BV/NXP Funding, LLC
$ 700,000 4.875%,  3/1/2024
i
$ 762,880
Oracle Corporation
10,000 2.500%,  5/15/2022 10,127
332,000 2.400%,  9/15/2023 337,330
1,060,000 2.950%,  5/15/2025 1,102,516
600,000 3.850%,  7/15/2036 656,380
Plantronics, Inc.
630,000 5.500%,  5/31/2023
i
615,825
SS&C Technologies, Inc.
600,000 5.500%,  9/30/2027
i
640,500
Texas Instruments, Inc.
580,000 4.150%,  5/15/2048 687,530
Tyco Electronics Group SA
120,000 3.450%,  8/1/2024 125,651
240,000 3.125%,  8/15/2027 246,925
Total 20,655,623
Transportation (0.1%)
Air Canada Pass Through Trust
101,648 3.875%,  3/15/2023
i
102,497
Air Lease Corporation
180,000 3.500%,  1/15/2022 184,913
Boeing Company
850,000 3.600%,  5/1/2034 909,062
Burlington Northern Santa Fe, LLC
355,000 5.750%,  5/1/2040 478,141
1,050,000 5.050%,  3/1/2041 1,298,104
385,000 4.450%,  3/15/2043 449,877
CSX Corporation
115,000 3.700%,  11/1/2023 122,043
700,000 3.350%,  9/15/2049 688,030
Delta Air Lines, Inc.
275,000 2.875%,  3/13/2020 275,043
Hertz Corporation
410,000 5.500%,  10/15/2024
i
420,250
310,000 6.000%,  1/15/2028
i
310,000
NCL Corporation, Ltd.
400,000 3.625%,  12/15/2024
i
405,500
Penske Truck Leasing Company, LP
600,000 3.375%,  2/1/2022
i
612,543
United Airlines Pass Through Trust
10,000 3.700%,  12/1/2022 10,281
United Continental Holdings, Inc.
790,000 4.875%,  1/15/2025 837,400
XPO Logistics, Inc.
517,000 6.750%,  8/15/2024
i
561,643
Total 7,665,327
U.S. Government & Agencies (5.4%)
U.S. Treasury Bonds
1,500,000 2.375%,  5/15/2027 1,554,048
20,630,000 2.250%,  11/15/2027 21,189,257
19,500,000 2.875%,  5/15/2028 20,975,230
5,830,000 5.250%,  11/15/2028 7,417,827
7,700,000 1.625%,  8/15/2029 7,495,343
2,050,000 4.375%,  5/15/2040 2,749,317
11,465,000 3.000%,  5/15/2042 12,739,150
25,124,000 2.500%,  5/15/2046 25,618,497
4,000,000 2.750%,  8/15/2047 4,284,423
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
U.S. Government & Agencies (5.4%) - continued
$ 16,800,000 2.875%,  5/15/2049 $ 18,496,559
550,000 2.375%,  11/15/2049 547,528
U.S. Treasury Bonds, TIPS
109,212 2.375%,  1/15/2025 121,708
71,434 2.125%,  2/15/2040 93,346
U.S. Treasury Notes
1,900,000 2.250%,  3/31/2020 1,902,672
300,000 1.875%,  12/15/2020 300,633
500,000 2.500%,  2/28/2021 504,824
1,500,000 1.375%,  5/31/2021 1,495,179
22,640,000 1.125%,  8/31/2021 22,460,371
6,425,000 1.500%,  9/30/2021 6,413,598
1,700,000 2.500%,  1/15/2022 1,730,218
8,320,000 1.875%,  7/31/2022 8,374,948
2,400,000 1.625%,  11/15/2022 2,400,449
8,190,000 2.000%,  11/30/2022 8,277,861
11,580,000 2.500%,  3/31/2023 11,893,750
16,710,000 2.500%,  1/31/2024 17,246,109
2,335,000 2.125%,  7/31/2024 2,378,251
2,400,000 1.500%,  10/31/2024 2,377,707
95,000 2.250%,  11/15/2024 97,397
16,270,000 2.125%,  11/30/2024 16,586,430
45,500,000 2.875%,  5/31/2025 48,148,446
14,160,000 2.625%,  1/31/2026 14,837,096
67,460,000 2.500%,  2/28/2026 70,226,689
Total 360,934,861
Utilities (0.4%)
Alabama Power Company
7,000 2.450%,  3/30/2022 7,083
Ameren Corporation
10,000 2.700%,  11/15/2020 10,053
Ameren Illinois Company
450,000 4.500%,  3/15/2049 553,640
American Electric Power Company,
Inc.
718,000 2.950%,  12/15/2022 731,356
Appalachian Power Company
238,000 3.300%,  6/1/2027 246,874
Arizona Public Service Company
450,000 3.500%,  12/1/2049 452,246
Berkshire Hathaway Energy Company
375,000 4.500%,  2/1/2045 440,754
Calpine Corporation
720,000 4.500%,  2/15/2028
i
726,386
CenterPoint Energy, Inc.
185,000 3.850%,  2/1/2024 195,019
700,000 2.500%,  9/1/2024 700,380
420,000 4.250%,  11/1/2028 455,507
CMS Energy Corporation
336,000 2.950%,  2/15/2027 339,201
Commonwealth Edison Company
355,000 3.700%,  3/1/2045 376,850
180,000 4.350%,  11/15/2045 210,600
Consolidated Edison Company of
New York, Inc.
1,150,000 4.125%,  5/15/2049 1,302,525
Consolidated Edison, Inc.
168,000 4.500%,  12/1/2045 197,108
Consumers Energy Company
550,000 4.350%,  4/15/2049 665,513

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
157
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Utilities (0.4%) - continued
DTE Electric Company
$ 265,000 3.700%,  3/15/2045 $ 285,224
360,000 3.700%,  6/1/2046 388,166
Duke Energy Carolinas, LLC
840,000 3.700%,  12/1/2047 905,812
Duke Energy Corporation
448,000 3.750%,  9/1/2046 461,973
Duke Energy Florida, LLC
320,000 3.200%,  1/15/2027 334,262
Duke Energy Indiana, LLC
450,000 3.750%,  5/15/2046 481,996
Edison International
200,000 2.950%,  3/15/2023 200,081
1,350,000 5.750%,  6/15/2027 1,514,159
Energy Transfer Operating, LP
580,000 5.200%,  2/1/2022 608,014
Exelon Corporation
240,000 5.100%,  6/15/2045 288,526
336,000 4.450%,  4/15/2046 376,629
FirstEnergy Corporation
150,000 2.850%,  7/15/2022 152,376
845,000 4.850%,  7/15/2047 1,002,211
ITC Holdings Corporation
67,000 4.050%,  7/1/2023 70,299
224,000 5.300%,  7/1/2043 274,376
Mississippi Power Company
340,000 3.950%,  3/30/2028 369,987
Monongahela Power Company
275,000 5.400%,  12/15/2043
i
354,823
National Rural Utilities Cooperative
Finance Corporation
295,000 3.900%,  11/1/2028 324,348
575,000 3.700%,  3/15/2029 628,274
NextEra Energy Operating Partners,
LP
750,000 3.875%,  10/15/2026
i
752,812
NiSource Finance Corporation
236,000 3.490%,  5/15/2027 247,999
615,000 5.650%,  2/1/2045 783,671
Oncor Electric Delivery Company, LLC
944,000 3.750%,  4/1/2045 1,023,310
Pacific Gas and Electric Company
350,000 3.300%,  12/1/2027
n,o
350,000
350,000 3.950%,  12/1/2047
g,n,o
347,305
PPL Capital Funding, Inc.
236,000 3.400%,  6/1/2023 243,517
515,000 5.000%,  3/15/2044 591,437
PPL Electric Utilities Corporation
354,000 3.950%,  6/1/2047 393,751
PSEG Power, LLC
9,000 3.000%,  6/15/2021 9,101
Public Service Electric & Gas
Company
600,000 3.000%,  5/15/2027 620,110
San Diego Gas and Electric Company
600,000 4.150%,  5/15/2048 658,474
South Carolina Electric & Gas
Company
700,000 5.100%,  6/1/2065 907,217
Southern California Edison Company
485,000 4.000%,  4/1/2047 509,039
Principal
Amount Long-Term Fixed Income ( 16.7% ) Value
Utilities (0.4%) - continued
Southern Company
$ 6,000 2.350%,  7/1/2021 $ 6,028
320,000 2.950%,  7/1/2023 328,043
575,000 3.250%,  7/1/2026 598,418
450,000 4.400%,  7/1/2046 497,577
Southern Company Gas Capital
Corporation
590,000 4.400%,  5/30/2047 651,096
Southwestern Electric Power
Company
180,000 3.900%,  4/1/2045 187,744
TerraForm Power Operating, LLC
835,000 5.000%,  1/31/2028
i
882,854
Virginia Electric and Power Company
425,000 4.600%,  12/1/2048 519,449
Total 27,741,583
Total Long-Term Fixed Income
(cost $1,092,960,219) 1,127,405,990
Shares
Collateral Held for Securities Loaned
( 0.5% ) Value
30,576,945 Thrivent Cash Management Trust 30,576,945
Total Collateral Held for Securities
Loaned
(cost $30,576,945) 30,576,945
Shares or
Principal
Amount Short-Term Investments ( 8.7% ) Value
Federal Home Loan Bank Discount
Notes
300,000 1.550%, 1/3/2020
p,q
299,987
5,200,000 1.520%, 1/7/2020
p,q
5,198,910
1,200,000 1.550%, 1/8/2020
p,q
1,199,698
200,000 1.535%, 1/16/2020
p,q
199,883
200,000 1.555%, 1/22/2020
p,q
199,832
25,500,000 1.570%, 1/29/2020
p,q
25,471,121
800,000 1.535%, 2/12/2020
p,q
798,615
400,000 1.570%, 2/19/2020
p,q
399,189
18,800,000 1.570%, 2/26/2020
p,q
18,756,342
3,500,000 1.570%, 3/4/2020
p,q
3,490,597
1,200,000 1.540%, 3/10/2020
p,q
1,196,464
Thrivent Core Short-Term Reserve
Fund
52,706,690 1.970% 527,066,905
U.S. Treasury Bills
700,000 1.622%, 1/16/2020
p
699,620
200,000 1.850%, 2/13/2020
p
199,653
Total Short-Term Investments (cost
$585,171,478) 585,176,816
Total Investments (cost
$5,884,209,933) 103.6% $6,990,118,689
Other Assets and Liabilities, Net
(3.6%) (243,962,161)
Total Net Assets 100.0% $6,746,156,528

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
158
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of December
31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or delayed
delivery basis.
e Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g All or a portion of the security is on loan.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of December 31, 2019, the value of these investments was $139,430,591 or 2.1% of total net assets.
j All or a portion of the security is insured or guaranteed.
k Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of December 31, 2019.
m Denotes perpetual securities. Perpetual securities pay an indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
n Defaulted security.  Interest is not being accrued.
o In bankruptcy.  Interest is not being accrued.
p The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
q All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of December 31, 2019:
Securities Lending Transactions
Long-Term Fixed Income $ 2,165,975
Common Stock 27,420,759
Total lending $29,586,734
Gross amount payable upon return of
collateral for securities loaned $30,576,945
Net amounts due to counterparty $990,211
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 3M - Constant Maturity Treasury Yield 3 Month
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
159
Principal
Amount Bank Loans ( 2.3% )
a
Value
Basic Materials (0.1%)
Arch Coal, Inc., Term Loan
$ 1,041,263
4.549%,  (LIBOR 1M +
2.750%), 3/7/2024
b
$ 994,406
Ball Metalpack Finco, LLC, Term
Loan
507,275
6.409%,  (LIBOR 3M +
4.500%), 7/31/2025
b
445,134
Big River Steel, LLC, Term Loan
801,550
6.945%,  (LIBOR 3M +
5.000%), 8/23/2023
b
799,546
Hexion, Inc., Term Loan
437,800
5.600%,  (LIBOR 3M +
3.500%), 7/1/2026
b,c
439,442
MRC Global (US), Inc., Term Loan
933,333
4.799%,  (LIBOR 1M +
3.000%), 9/22/2024
b
935,666
Nouryon USA LLC, Term Loan
754,380
4.960%,  (LIBOR 1M +
3.250%), 10/1/2025
b
753,754
Pixelle Specialty Solutions, LLC, Term
Loan
1,232,550
7.799%,  (LIBOR 1M + 6.000%),
10/31/2024
b
1,198,655
Total 5,566,603
Capital Goods (0.3%)
Advanced Disposal Services, Inc.,
Term Loan
726,687
3.853%,  (LIBOR 1W +
2.250%), 11/10/2023
b
728,867
BWAY Holding Company, Term Loan
2,659,091
5.234%,  (LIBOR 3M +
3.250%), 4/3/2024
b
2,647,471
Flex Acquisition Company, Inc. Term
Loan
3,556,914
5.349%,  (LIBOR 3M +
3.250%), 6/29/2025
b
3,525,044
GFL Environmental, Inc., Term Loan
1,366,546
4.799%,  (LIBOR 1M +
3.000%), 5/31/2025
b
1,367,516
Navistar, Inc., Term Loan
1,513,050
5.240%,  (LIBOR 1M +
3.500%), 11/6/2024
b
1,506,740
TransDigm, Inc., Term Loan
1,126,401
4.299%,  (LIBOR 1M +
2.500%), 6/9/2023
b
1,129,454
Vertiv Group Corporation, Term Loan
2,343,686
5.927%,  (LIBOR 1M +
4.000%), 11/15/2023
b
2,335,741
Total 13,240,833
Communications Services (0.4%)
Altice France SA, Term Loan
628,875
4.549%,  (LIBOR 1M +
2.750%), 7/31/2025
b
623,504
CenturyLink, Inc., Term Loan
3,826,629
4.549%,  (LIBOR 1M +
2.750%), 1/31/2025
b
3,840,022
Diamond Sports Group, LLC, Term
Loan
982,538
5.030%,  (LIBOR 1M +
3.250%), 8/24/2026
b
980,494
Principal
Amount Bank Loans ( 2.3% )
a
Value
Communications Services (0.4%) - continued
Frontier Communications
Corporation, Term Loan
$ 2,196,064
5.550%,  (LIBOR 1M +
3.750%), 6/15/2024
b
$ 2,203,685
HCP Acquisition, LLC, Term Loan
976,223
4.799%,  (LIBOR 1M +
3.000%), 5/16/2024
b
978,663
Intelsat Jackson Holdings SA, Term
Loan
1,315,000
5.682%,  (LIBOR 3M +
3.750%), 11/27/2023
b
1,316,170
Mediacom Illinois, LLC, Term Loan
550,200
3.380%,  (LIBOR 1W +
1.750%), 2/15/2024
b
551,576
NEP Group, Inc., Term Loan
1,494,900
5.049%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,465,630
140,000
8.799%,  (LIBOR 1M + 7.000%),
10/19/2026
b
125,650
SBA Senior Finance II, LLC, Term
Loan
1,002,456
3.550%,  (LIBOR 1M +
1.750%), 4/11/2025
b
1,005,383
Sprint Communications, Inc., Term
Loan
2,878,600
4.313%,  (LIBOR 1M +
2.500%), 2/3/2024
b
2,850,534
455,400
4.813%,  (LIBOR 1M +
3.000%), 2/3/2024
b
453,123
Terrier Media Buyer, Inc., Term Loan
800,000
0.000%,  (LIBOR 1M +
4.250%), 12/17/2026
b,d,e
807,504
TNS, Inc., Term Loan
550,881
5.930%,  (LIBOR 3M +
4.000%), 8/14/2022
b,c
534,355
WideOpenWest Finance, LLC, Term
Loan
1,070,363
5.030%,  (LIBOR 1M +
3.250%), 8/19/2023
b
1,061,446
Windstream Services, LLC, Term
Loan
1,861,405
9.750%,  (PRIME + 5.000%),
3/30/2021
b,f
1,778,070
Total 20,575,809
Consumer Cyclical (0.4%)
Cengage Learning, Inc., Term Loan
1,376,014
6.049%,  (LIBOR 1M +
4.250%), 6/7/2023
b
1,310,654
Four Seasons Hotels, Ltd., Term Loan
921,010
3.799%,  (LIBOR 1M +
2.000%), 11/30/2023
b
926,886
Golden Entertainment, Inc., Term
Loan
1,992,725
4.800%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,997,707
Golden Nugget, LLC, Term Loan
242,894
4.692%,  (LIBOR 3M +
2.750%), 10/4/2023
b
243,502
LCPR Loan Financing, LLC, Term
Loan
2,345,000
6.740%,  (LIBOR 1M + 5.000%),
10/25/2026
b
2,371,381

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
160
Principal
Amount Bank Loans ( 2.3% )
a
Value
Consumer Cyclical (0.4%) - continued
Men's Warehouse, Inc., Term Loan
$ 994,357
4.941%,  (LIBOR 1M +
3.250%), 4/9/2025
b
$ 792,174
Mohegan Gaming and
Entertainment, Term Loan
1,440,696
5.799%,  (LIBOR 1M +
4.000%), 10/13/2023
b
1,386,151
Penn National Gaming, Inc., Term
Loan
1,158,300
4.049%,  (LIBOR 1M +
2.250%), 10/15/2025
b
1,161,914
Scientific Games International, Inc.,
Term Loan
3,811,853
4.549%,  (LIBOR 1M +
2.750%), 8/14/2024
b
3,818,218
Staples, Inc., Term Loan
253,725
6.191%,  (LIBOR 1M + 4.500%),
9/12/2024
b
249,445
1,691,200
6.691%,  (LIBOR 1M +
5.000%), 4/12/2026
b,d,e
1,660,133
Stars Group Holdings BV, Term Loan
2,156,406
5.445%,  (LIBOR 3M +
3.500%), 7/10/2025
b
2,173,398
Tenneco, Inc., Term Loan
1,579,050
4.799%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,541,216
Wyndham Hotels & Resorts, Inc.,
Term Loan
636,937
3.549%,  (LIBOR 1M +
1.750%), 5/30/2025
b
639,778
Total 20,272,557
Consumer Non-Cyclical (0.5%)
Air Medical Group Holdings, Inc.,
Term Loan
4,211,070
5.035%,  (LIBOR 1M +
3.250%), 4/28/2022
b
4,115,647
Albertson's LLC, Term Loan
3,177,037
4.549%,  (LIBOR 1M +
2.750%), 8/17/2026
b
3,202,549
Bausch Health Companies, Inc.,
Term Loan
1,796,950
4.740%,  (LIBOR 1M + 3.000%),
6/1/2025
b
1,805,935
Endo International plc, Term Loan
1,597,359
6.063%,  (LIBOR 1M +
4.250%), 4/27/2024
b
1,525,478
Energizer Holdings, Inc., Term Loan
1,026,300
4.000%,  (LIBOR 1M +
2.250%), 1/2/2026
b
1,030,559
JBS USA LUX SA, Term Loan
1,260,000
3.799%,  (LIBOR 1M +
2.000%), 5/1/2026
b
1,267,346
Mallinckrodt International Finance
SA, Term Loan
1,498,560
4.909%,  (LIBOR 3M +
3.000%), 2/24/2025
b
1,211,961
McGraw-Hill Global Education
Holdings, LLC, Term Loan
2,919,906
5.799%,  (LIBOR 1M +
4.000%), 5/4/2022
b
2,784,452
Principal
Amount Bank Loans ( 2.3% )
a
Value
Consumer Non-Cyclical (0.5%) - continued
MPH Acquisition Holdings, LLC, Term
Loan
$ 3,020,000
4.695%,  (LIBOR 3M +
2.750%), 6/7/2023
b
$ 2,973,069
Ortho-Clinical Diagnostics SA, Term
Loan
3,070,796
5.306%,  (LIBOR 3M +
3.250%), 6/1/2025
b
3,031,766
Plantronics, Inc., Term Loan
2,869,280
4.299%,  (LIBOR 1M +
2.500%), 7/2/2025
b
2,800,417
Sotera Health Holdings, LLC, Term
Loan
855,000
6.289%,  (LIBOR 3M +
4.500%), 12/13/2026
b
856,872
Total 26,606,051
Energy (0.1%)
BCP Raptor II, LLC, Term Loan
930,325
6.549%,  (LIBOR 1M +
4.750%), 12/19/2025
b
855,899
Calpine Corporation, Term Loan
1,138,184
4.200%,  (LIBOR 3M +
2.250%), 1/15/2024
b
1,143,340
Consolidated Energy Finance SA,
Term Loan
669,800
4.547%,  (LIBOR 3M +
2.500%), 5/7/2025
b,c
656,404
Fieldwood Energy, LLC, Term Loan
1,069,760
7.177%,  (LIBOR 3M + 5.250%),
4/11/2022
b,d,e
890,276
McDermott Technology (Americas),
Inc., Term Loan
1,517,962
6.945%,  (LIBOR 3M +
5.000%), 5/10/2025
b
883,834
Radiate Holdco, LLC, Term Loan
3,081,625
4.799%,  (LIBOR 1M +
3.000%), 2/1/2024
b
3,090,869
Total 7,520,622
Financials (0.3%)
Avolon TLB Borrower 1 US, LLC, Term
Loan
1,293,391
3.515%,  (LIBOR 1M +
1.750%), 1/15/2025
b
1,300,931
Cyxtera DC Holdings, Inc., Term Loan
1,255,000
4.740%,  (LIBOR 1M + 3.000%),
5/1/2024
b
1,103,622
Digicel International Finance, Ltd.,
Term Loan
2,296,993
5.340%,  (LIBOR 3M +
3.250%), 5/27/2024
b
2,043,175
GGP Nimbus, LLC, Term Loan
1,821,938
4.299%,  (LIBOR 1M +
2.500%), 8/24/2025
b
1,808,656
Grizzly Finco, Term Loan
827,904
5.349%,  (LIBOR 3M +
3.250%), 10/1/2025
b,d,e
828,252
Harland Clarke Holdings Corporation,
Term Loan
1,772,654
6.695%,  (LIBOR 3M +
4.750%), 11/3/2023
b
1,407,044

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
161
Principal
Amount Bank Loans ( 2.3% )
a
Value
Financials (0.3%) - continued
Level 3 Financing Inc., Term Loan
$ 1,355,000
3.549%,  (LIBOR 1M +
1.750%), 3/1/2027
b
$ 1,359,241
MoneyGram International, Inc., Term
Loan
845,750
7.799%,  (LIBOR 1M + 6.000%),
6/30/2023
b,c
761,175
Sable International Finance, Ltd.,
Term Loan
2,392,213
5.049%,  (LIBOR 1M +
3.250%), 1/31/2026
b
2,405,299
Tronox Finance, LLC, Term Loan
1,543,085
4.610%,  (LIBOR 3M +
2.750%), 9/22/2024
b
1,545,014
Total 14,562,409
Technology (0.2%)
Prime Security Services Borrower,
LLC, Term Loan
3,127,163
4.944%,  (LIBOR 1M +
3.250%), 9/23/2026
b,d,e
3,133,417
Rackspace Hosting, Inc., Term Loan
2,684,894
4.902%,  (LIBOR 3M +
3.000%), 11/3/2023
b
2,601,743
SS&C Technologies Holdings Europe
SARL, Term Loan
302,954
4.049%,  (LIBOR 1M +
2.250%), 4/16/2025
b
304,905
SS&C Technologies, Inc., Term Loan
436,943
4.049%,  (LIBOR 1M +
2.250%), 4/16/2025
b
439,757
1,115,721
4.049%,  (LIBOR 1M +
2.250%), 4/16/2025
b
1,122,582
Western Digital Corporation, Term
Loan
1,903,243
3.452%,  (LIBOR 1M +
1.750%), 4/29/2023
b
1,910,780
Total 9,513,184
Utilities (<0.1%)
Core and Main, LP, Term Loan
911,400
4.530%,  (LIBOR 3M +
2.750%), 8/1/2024
b
911,017
EnergySolutions, LLC, Term Loan
733,825
5.695%,  (LIBOR 3M +
3.750%), 5/11/2025
b
691,403
Talen Energy Supply, LLC, Term Loan
603,488
5.549%,  (LIBOR 1M +
3.750%), 7/8/2026
b
603,234
Total 2,205,654
Total Bank Loans
(cost $122,118,238) 120,063,722
Principal
Amount Long-Term Fixed Income ( 41.2% ) Value
Asset-Backed Securities (1.6%)
Access Group, Inc.
514,179
2.292%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,g
503,586
Principal
Amount Long-Term Fixed Income ( 41.2% ) Value
Asset-Backed Securities (1.6%) - continued
Aimco
$ 2,150,000
3.618%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,g
$ 2,146,360
Ares CLO, Ltd.
3,000,000
3.402%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,g
2,974,371
Ares XXXIIR CLO, Ltd.
1,500,000
2.850%,  (LIBOR 3M +
0.940%), 5/15/2030, Ser.
2014-32RA, Class A1A
b,g
1,488,630
Benefit Street Partners CLO IV, Ltd.
2,200,000
3.716%,  (LIBOR 3M + 1.750%),
1/20/2029, Ser. 2014-IVA,
Class A2RR
b,g
2,200,367
Betony CLO, Ltd.
750,000
3.016%,  (LIBOR 3M +
1.080%), 4/30/2031, Ser.
2018-1A, Class A1
b,g
743,563
Buttermilk Park CLO, Ltd.
5,250,000
3.401%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,g
5,198,739
Carlyle Global Market Strategies
CLO, Ltd.
3,425,000
3.451%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,g
3,390,068
Carvana Auto Receivables Trust
150,000
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
g
150,161
CBAM, Ltd.
3,500,000
3.281%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,g
3,501,502
Colony American Finance Trust
3,415,152
2.835%,  6/15/2052, Ser.
2019-2, Class A
g
3,432,674
Commonbond Student Loan Trust
1,037,877
2.292%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,g
1,020,826
CoreVest American Finance Trust
3,995,032
2.705%,  10/15/2052, Ser.
2019-3, Class A
g
3,991,366
DRB Prime Student Loan Trust
424,431
3.692%,  (LIBOR 1M +
1.900%), 10/27/2031, Ser.
2015-B, Class A1
b,g
428,902
Dryden Senior Loan Fund
3,000,000
3.403%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,g
2,964,729
Earnest Student Loan Program
2016-D, LLC
666,054
2.770%,  1/25/2041, Ser.
2016-D, Class A2
g
665,162
Earnest Student Loan Program, LLC
630,931
3.020%,  5/25/2034, Ser.
2016-B, Class A2
g
630,252

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
162
Principal
Amount Long-Term Fixed Income ( 41.2% ) Value
Asset-Backed Securities (1.6%) - continued
Edlinc Student Loan Funding Trust
$ 131,831
5.122%,  (CMT 3M + 3.150%),
10/1/2025, Ser. 2012-A, Class
AT
b,g
$ 131,866
Galaxy XX CLO, Ltd.
2,650,000
2.966%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,g
2,623,956
Golub Capital Partners, Ltd.
1,750,000
3.146%,  (LIBOR 3M + 1.180%),
1/20/2031, Ser. 2015-22A,
Class AR
b,g
1,732,910
2,569,000
3.166%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,g
2,552,497
Goodgreen
3,079,219
3.860%,  10/15/2054, Ser.
2019-1A, Class A
g
3,208,713
Home Partners of America Trust
3,956,129
2.908%,  9/17/2039, Ser.
2019-1, Class A
g
3,935,693
3,926,766
2.703%,  10/19/2039, Ser.
2019-2, Class A
g
3,854,356
Laurel Road Prime Student Loan
Trust
1,561,153
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
g
1,565,482
Madison Park Funding XIV, Ltd.
2,075,000
3.353%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
2,055,858
Magnetite XII, Ltd.
2,600,000
3.101%,  (LIBOR 3M + 1.100%),
10/15/2031, Ser. 2015-12A,
Class ARR
b,g
2,592,361
Mountain View CLO, Ltd.
1,825,000
3.121%,  (LIBOR 3M + 1.120%),
7/15/2031, Ser. 2015-9A,
Class A1R
b,g
1,799,620
National Collegiate Trust
1,407,227
2.087%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,g
1,356,787
Neuberger Berman CLO XIV, Ltd.
1,400,000
3.186%,  (LIBOR 3M +
1.250%), 1/28/2030, Ser.
2013-14A, Class AR
b,g
1,400,067
Neuberger Berman CLO, Ltd.
600,000
3.133%,  (LIBOR 3M + 1.180%),
4/22/2029, Ser. 2014-17A,
Class AR
b,g
600,007
Octagon Investment Partners XVI,
Ltd.
600,000
3.402%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,g
591,200
OZLM VIII, Ltd.
825,000
3.172%,  (LIBOR 3M + 1.170%),
10/17/2029, Ser. 2014-8A,
Class A1RR
b,g
823,113
Principal
Amount Long-Term Fixed Income ( 41.2% ) Value
Asset-Backed Securities (1.6%) - continued
Palmer Square Loan Funding, Ltd.
$ 2,809,654
2.816%,  (LIBOR 3M +
0.850%), 1/20/2027, Ser.
2018-5A, Class A1
b,g
$ 2,809,659
1,700,000
3.616%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,g
1,701,374
PPM CLO 3, Ltd.
2,000,000
3.402%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,g
2,002,838
Progress Residential Trust
2,000,000
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
g
2,027,648
Saxon Asset Securities Trust
860,035
3.624%,  8/25/2035, Ser.
2004-2, Class MF2
b
835,753
Shackleton CLO, Ltd.
1,750,000
3.171%,  (LIBOR 3M + 1.170%),
7/15/2031, Ser. 2015-7RA,
Class A1
b,g
1,737,862
SLM Student Loan Trust
1,162,696
2.192%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
1,122,004
SoFi Professional Loan Program, LLC
270,180
2.420%,  3/25/2030, Ser.
2015-A, Class A2
g
270,138
TCW GEM II, Ltd.
2,900,000
3.660%,  (LIBOR 3M +
1.750%), 2/15/2029, Ser.
2019-1A, Class AJ
b,g
2,900,484
U.S. Small Business Administration
123,136
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 124,750
Voya CLO, Ltd.
1,500,000
3.091%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,g
1,499,954
Total 83,288,208
Basic Materials (0.3%)
Anglo American Capital plc
720,000 4.875%,  5/14/2025
g
790,409
Chemours Company
730,000 6.625%,  5/15/2023 732,796
Dow Chemical Company
600,000 4.800%,  11/30/2028
h
685,511
DowDuPont, Inc.
1,275,000 4.493%,  11/15/2025 1,402,795
First Quantum Minerals, Ltd.
1,365,000 7.500%,  4/1/2025
g
1,395,712
Glencore Funding, LLC
560,000 4.125%,  5/30/2023
g
583,578
725,000 4.000%,  3/27/2027
g
752,749
International Paper Company
1,420,000 4.350%,  8/15/2048 1,507,244
Kinross Gold Corporation
470,000 5.950%,  3/15/2024 521,700
1,510,000 4.500%,  7/15/2027 1,581,725

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
163
Principal
Amount Long-Term Fixed Income ( 41.2% ) Value
Basic Materials (0.3%) - continued
Krayton Polymers, LLC
$ 670,000 7.000%,  4/15/2025
g
$ 690,100
Novelis Corporation
1,330,000 5.875%,  9/30/2026
g
1,415,260
Olin Corporation
1,305,000 5.125%,  9/15/2027 1,360,463
Peabody Securities Finance
Corporation
1,000,000 6.375%,  3/31/2025
g
920,000
Syngenta Finance NV
1,200,000 3.933%,  4/23/2021
g
1,220,208
Teck Resources, Ltd.
964,000 6.125%,  10/1/2035 1,131,400
Tronox Finance plc
760,000 5.750%,  10/1/2025
g
774,227
Vale Overseas, Ltd.
840,000 6.250%,  8/10/2026 985,992
401,000 6.875%,  11/21/2036 521,300
Total 18,973,169
Capital Goods (0.7%)
AECOM
1,280,000 5.125%,  3/15/2027 1,376,000
Amsted Industries, Inc.
925,000 5.625%,  7/1/2027
g
980,500
Ardagh Packaging Finance plc
1,310,000 6.000%,  2/15/2025
g
1,373,862
Boeing Company
775,000 3.850%,  11/1/2048 820,686
Bombardier, Inc.
1,945,000 7.500%,  3/15/2025
g
2,005,762
Building Materials Corporation of
America
1,325,000 6.000%,  10/15/2025
g
1,392,906
Cemex SAB de CV
1,230,000 5.450%,  11/19/2029
g
1,285,350
Cintas Corporation No. 2
840,000 3.700%,  4/1/2027 910,311
CNH Industrial Capital, LLC
1,120,000 4.875%,  4/1/2021 1,156,400
CNH Industrial NV
700,000 3.850%,  11/15/2027 730,002
Covanta Holding Corporation
650,000 6.000%,  1/1/2027 685,750
Crown Cork & Seal Company, Inc.
1,460,000 7.375%,  12/15/2026 1,733,750
H&E Equipment Services, Inc.
850,000 5.625%,  9/1/2025 890,375
Ingersoll-Rand Luxembourg Finance
SA
1,225,000 3.500%,  3/21/2026 1,280,340
L3Harris Technologies, Inc.
1,656,000 3.950%,  5/28/2024
g
1,757,671
Lockheed Martin Corporation
1,136,000 3.600%,  3/1/2035 1,239,801
1,024,000 4.500%,  5/15/2036 1,211,871
284,000 6.150%,  9/1/2036 388,228
Northrop Grumman Corporation
1,960,000 3.850%,  4/15/2045 2,106,601
Principal
Amount Long-Term Fixed Income ( 41.2% ) Value
Capital Goods (0.7%) - continued
Owens-Brockway Glass Container,
Inc.
$ 1,405,000 5.000%,  1/15/2022
g
$ 1,458,376
Republic Services, Inc.
850,000 2.900%,  7/1/2026 869,878
Reynolds Group Issuer, Inc.
1,270,000 5.125%,  7/15/2023
g
1,300,163
Roper Technologies, Inc.
840,000 2.800%,  12/15/2021 852,265
435,000 3.650%,  9/15/2023 456,482
564,000 4.200%,  9/15/2028 617,356
Siemens Financieringsmaatschappij
NV
755,000 4.200%,  3/16/2047
g
896,278
Textron, Inc.
710,000 3.375%,  3/1/2028 728,192
United Rentals North America, Inc.
1,305,000 5.500%,  7/15/2025 1,355,977
240,000 4.875%,  1/15/2028 249,895
United Technologies Corporation
1,575,000 4.450%,  11/16/2038 1,860,337
1,000,000 3.750%,  11/1/2046 1,085,904
1,410,000 4.050%,  5/4/2047 1,611,829
Total 36,669,098
Collateralized Mortgage Obligations (1.0%)
Ajax Mortgage Loan Trust
2,916,087
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,g
2,947,467
Alternative Loan Trust
950,005
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 785,262
Angel Oak Mortgage Trust I, LLC
293,437
3.500%,  7/25/2046, Ser.
2016-1, Class A1
g
294,953
Bayview Koitere Fund Trust
1,175,303
4.000%,  11/28/2053, Ser.
2017-SPL3, Class A
b,g
1,202,785
Bellemeade Re 2018-1, Ltd.
921,997
3.392%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
923,256
Bellemeade Re, Ltd.
2,162,000
2.892%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,g
2,163,853
BRAVO Residential Funding Trust
508,779
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
g
514,671
2,021,079
2.748%,  11/25/2059, Ser.
2019-NQM2, Class A1
b,g
2,017,686
Citicorp Mortgage Securities, Inc.
2,525,940
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 2,469,936
Citigroup Mortgage Loan Trust, Inc.
269,035
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 273,151
COLT Funding, LLC
734,630
3.470%,  7/27/2048, Ser.
2018-2, Class A1
b,g
736,430

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
164
Principal
Amount Long-Term Fixed Income ( 41.2% ) Value
Collateralized Mortgage Obligations (1.0%) -
continued
Countrywide Alternative Loan Trust
$ 954,962
3.434%,  10/25/2035, Ser.
2005-43, Class 4A1
b
$ 901,322
652,271
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 382,078
165,517
6.000%,  1/25/2037, Ser.
2006-39CB, Class 1A16 166,316
1,349,828
7.000%,  10/25/2037, Ser.
2007-24, Class A10 798,794
Countrywide Home Loans, Inc.
308,947
5.750%,  4/25/2037, Ser.
2007-3, Class A27 247,718
Credit Suisse Mortgage Trust
3,535,763
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,g
3,669,588
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
173,781
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 156,595
Ellington Financial Mortgage Trust
1,774,174
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
b,g
1,799,324
Federal Home Loan Mortgage
Corporation - REMIC
4,700,000
3.859%,  11/25/2028, Ser.
K086, Class A2
b,i
5,188,215
2,335,863
4.000%,  7/15/2031, Ser.
4104, Class KI
j
164,068
2,810,100
3.000%,  2/15/2033, Ser.
4170, Class IG
j
299,737
3,354,940
3.000%,  3/15/2033, Ser.
4180, Class PI
j
366,311
Federal National Mortgage
Association - REMIC
6,418,202
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
461,714
Galton Funding Mortgage Trust
2017-1
2,351,401
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,g
2,395,458
GCAT Trust
169,217
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
g,k
169,575
Greenpoint Mortgage Funding Trust
792,386
1.992%,  (LIBOR 1M +
0.200%), 10/25/2045, Ser.
2005-AR4, Class G41B
b
707,351
GS Mortgage-Backed Securities Trust
1,020,194
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,g
1,011,751
MASTR Alternative Loans Trust
1,154,429
2.242%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
370,513
Merrill Lynch Alternative Note Asset
Trust
241,280
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 174,760
Preston Ridge Partners Mortgage
Trust, LLC
2,458,208
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
g,k
2,464,129
Principal
Amount Long-Term Fixed Income ( 41.2% ) Value
Collateralized Mortgage Obligations (1.0%) -
continued
Pretium Mortgage Credit Partners,
LLC
$ 1,197,624
4.213%,  7/25/2060, Ser.
2019-NPL1, Class A1
g,k
$ 1,199,775
RCO 2017-INV1 Trust
1,941,412
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,g
1,933,966
RCO Mortgage, LLC
1,257,538
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
b,g
1,277,538
Renaissance Home Equity Loan Trust
2,249,703
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
k
1,159,080
Residential Accredit Loans, Inc. Trust
1,041,781
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 1,038,343
365,633
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 359,962
Sequoia Mortgage Trust
1,259,884
1.068%,  9/20/2046, Ser.
2007-1, Class 4A1
b
1,026,188
Silver Hill Trust
1,300,000
3.046%,  11/25/2049, Ser.
2019-SBC1, Class A1
g
1,299,963
Verus Securitization Trust
735,012
2.853%,  1/25/2047, Ser.
2017-1A, Class A1
b,g
734,912
1,057,117
2.485%,  7/25/2047, Ser.
2017-2A, Class A1
b,g
1,052,941
574,282
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,g
580,106
435,136
3.211%,  5/25/2059, Ser.
2019-2, Class A1
b,g
437,710
909,844
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
915,209
2,968,714
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,g
2,969,684
WaMu Mortgage Pass Through
Certificates
181,851
3.728%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
175,189
179,786
3.686%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
176,425
Total 52,561,758
Commercial Mortgage-Backed Securities (1.2%)
Benchmark 2019-B13 Mortgage
Trust
3,500,000
2.952%,  8/15/2057, Ser.
2019-B13, Class A4 3,580,120
Citigroup Commercial Mortgage Trust
3,400,000
3.102%,  12/15/2072, Ser.
2019-C7, Class A4 3,512,672
CSAIL Commercial Mortgage Trust
4,400,000
3.504%,  6/15/2057, Ser.
2015-C2, Class A4 4,598,082
Federal Home Loan Mortgage
Corporation Multifamily Structured
Pass Through Certificates
1,443,252
3.000%,  3/15/2045, Ser.
4741, Class GA 1,468,600

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
165
Principal
Amount Long-Term Fixed Income ( 41.2% ) Value
Commercial Mortgage-Backed Securities (1.2%) -
continued
Federal National Mortgage
Association
$ 12,408,307 4.500%,  5/1/2048 $ 13,081,128
Federal National Mortgage
Association - ACES
2,500,000
2.961%,  2/25/2027, Ser.
2017-M7, Class A2
b
2,593,196
4,500,000
3.555%,  9/25/2028, Ser.
2019-M1, Class A2
b
4,861,282
6,700,000
3.639%,  8/25/2030, Ser.
2018-M12, Class A2
b
7,321,634
Federal National Mortgage
Association Grantor Trust
2,594,937
2.898%,  6/25/2027, Ser.
2017-T1, Class A
i
2,660,201
GS Mortgage Securities Trust
2,670,111
3.801%,  1/10/2047, Ser.
2014-GC18, Class A3 2,773,131
4,000,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 4,220,898
4,000,000
3.244%,  10/10/2048, Ser.
2015-GC34, Class A3 4,153,048
UBS Commercial Mortgage Trust
2,600,000
2.921%,  10/15/2052, Ser.
2019-C17, Class A4 2,639,496
3,875,000
4.241%,  6/15/2051, Ser.
2018-C11, Class A5
b
4,332,993
Wells Fargo Commercial Mortgage
Trust
2,500,000
3.617%,  9/15/2057, Ser.
2015-NXS3, Class A4 2,653,347
Total 64,449,828
Communications Services (1.2%)
AMC Networks, Inc.
695,000 5.000%,  4/1/2024 708,900
AT&T, Inc.
1,550,000 4.350%,  3/1/2029 1,722,103
822,000 4.300%,  2/15/2030 913,217
1,100,000 5.250%,  3/1/2037 1,311,398
1,090,000 4.900%,  8/15/2037 1,252,231
840,000 6.350%,  3/15/2040 1,088,610
950,000 5.550%,  8/15/2041 1,159,586
1,380,000 5.450%,  3/1/2047 1,709,402
British Sky Broadcasting Group plc
1,100,000 3.125%,  11/26/2022
g
1,129,992
British Telecommunications plc
1,225,000 4.500%,  12/4/2023 1,317,837
CCO Holdings, LLC
1,100,000 5.500%,  5/1/2026
g
1,159,125
640,000 5.125%,  5/1/2027
g
675,200
1,530,000 4.750%,  3/1/2030
g
1,560,646
Charter Communications Operating,
LLC
700,000 4.500%,  2/1/2024 752,786
1,400,000 4.200%,  3/15/2028 1,490,689
1,320,000 6.484%,  10/23/2045 1,646,146
Comcast Corporation
1,325,000 4.950%,  10/15/2058 1,720,418
850,000 4.049%,  11/1/2052 952,771
875,000 2.750%,  3/1/2023 894,944
750,000 3.950%,  10/15/2025 817,930
Principal
Amount Long-Term Fixed Income ( 41.2% ) Value
Communications Services (1.2%) - continued
$ 1,250,000 4.250%,  10/15/2030 $ 1,427,117
690,000 4.400%,  8/15/2035 807,376
1,115,000 4.750%,  3/1/2044 1,354,521
550,000 4.600%,  8/15/2045 660,162
Cox Communications, Inc.
1,400,000 3.350%,  9/15/2026
g
1,444,830
568,000 4.600%,  8/15/2047
g
628,856
Crown Castle International
Corporation
792,000 5.250%,  1/15/2023 859,971
1,136,000 3.200%,  9/1/2024 1,174,303
Discovery Communications, LLC
1,420,000 4.900%,  3/11/2026 1,583,416
Embarq Corporation
700,000 7.995%,  6/1/2036 740,250
Frontier Communications
Corporation
1,030,000 8.000%,  4/1/2027
g
1,076,350
Gray Television, Inc.
1,360,000 5.875%,  7/15/2026
g
1,446,700
iHeartCommunications, Inc.
940,000 4.750%,  1/15/2028
g
963,500
Level 3 Financing, Inc.
200,000 5.375%,  5/1/2025 207,000
1,080,000 4.625%,  9/15/2027
g
1,105,704
Neptune Finco Corporation
1,769,000 10.875%,  10/15/2025
g
1,976,857
Netflix, Inc.
1,365,000 4.875%,  4/15/2028 1,417,825
Nexstar Escrow Corporation
261,000 5.625%,  8/1/2024
g
272,092
550,000 5.625%,  7/15/2027
g
579,590
Omnicom Group, Inc.
530,000 3.600%,  4/15/2026 557,907
Sirius XM Radio, Inc.
1,250,000 5.000%,  8/1/2027
g
1,318,750
Sprint Communications, Inc.
1,485,000 6.000%,  11/15/2022 1,557,394
Sprint Corporation
1,255,000 7.625%,  2/15/2025 1,377,174
Telefonica Emisiones SAU
825,000 4.570%,  4/27/2023 887,248
Telesat Canada / Telesat, LLC
720,000 4.875%,  6/1/2027
g
732,600
Time Warner Entertainment
Company, LP
1,341,000 8.375%,  3/15/2023 1,582,111
T-Mobile USA, Inc.
1,990,000 4.500%,  2/1/2026 2,039,750
Verizon Communications, Inc.
1,311,000 3.376%,  2/15/2025 1,387,306
575,000
3.010%,  (LIBOR 3M + 1.100%),
5/15/2025
b
588,178
859,000 4.272%,  1/15/2036 969,907
Viacom, Inc.
560,000 4.250%,  9/1/2023 596,047
840,000 5.850%,  9/1/2043 1,049,719
Virgin Media Secured Finance plc
1,300,000 5.500%,  8/15/2026
g
1,365,000
Vodafone Group plc
1,250,000 4.875%,  6/19/2049 1,445,112

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
166
Principal
Amount Long-Term Fixed Income ( 41.2% ) Value
Communications Services (1.2%) - continued
Walt Disney Company
$ 2,115,000 6.400%,  12/15/2035 $ 2,999,667
Total 64,164,221
Consumer Cyclical (1.0%)
1011778 B.C., ULC
1,310,000 4.375%,  1/15/2028
g
1,313,275
Allison Transmission, Inc.
1,620,000 5.000%,  10/1/2024
g
1,658,475
Amazon.com, Inc.
1,420,000 3.875%,  8/22/2037 1,610,064
852,000 4.050%,  8/22/2047 999,414
American Honda Finance
Corporation
1,250,000 2.150%,  9/10/2024 1,250,923
Brookfield Property REIT, Inc.
655,000 5.750%,  5/15/2026
g
691,025
Brookfield Residential Properties,
Inc.
900,000 6.250%,  9/15/2027
g
949,500
Cinemark USA, Inc.
1,195,000 4.875%,  6/1/2023 1,214,419
D.R. Horton, Inc.
1,175,000 2.550%,  12/1/2020 1,180,114
Ford Motor Credit Company, LLC
100,000 8.125%,  1/15/2020 100,187
420,000 3.200%,  1/15/2021 422,280
1,300,000 5.596%,  1/7/2022 1,369,521
385,000
3.231%,  (LIBOR 3M + 1.270%),
3/28/2022
b
382,177
1,500,000 2.979%,  8/3/2022 1,501,589
1,125,000 4.389%,  1/8/2026 1,142,366
General Motors Company
1,365,000
2.791%,  (LIBOR 3M +
0.900%), 9/10/2021
b
1,365,399
1,550,000 5.000%,  10/1/2028 1,686,511
General Motors Financial Company,
Inc.
512,000 4.200%,  3/1/2021 523,011
1,250,000 3.150%,  6/30/2022 1,273,528
560,000 3.950%,  4/13/2024 585,092
Hanesbrands, Inc.
1,000,000 4.875%,  5/15/2026
g
1,058,750
Hilton Domestic Operating Company,
Inc.
1,290,000 4.875%,  1/15/2030 1,366,632
Home Depot, Inc.
1,330,000 5.400%,  9/15/2040 1,760,186
840,000 4.250%,  4/1/2046 992,321
1,400,000 3.900%,  6/15/2047 1,579,275
Hyundai Capital America
1,850,000 3.000%,  6/20/2022
g
1,869,689
L Brands, Inc.
650,000 6.694%,  1/15/2027 650,000
Landry's, Inc.
670,000 6.750%,  10/15/2024
g
693,450
Lear Corporation
900,000 5.250%,  1/15/2025 925,209
Lennar Corporation
825,000 4.125%,  1/15/2022 845,625
1,985,000 4.875%,  12/15/2023 2,121,469
Principal
Amount Long-Term Fixed Income ( 41.2% ) Value
Consumer Cyclical (1.0%) - continued
Live Nation Entertainment, Inc.
$ 925,000 5.625%,  3/15/2026
g
$ 985,125
420,000 4.750%,  10/15/2027
g
434,700
Macy's Retail Holdings, Inc.
961,000 2.875%,  2/15/2023 957,450
Mastercard, Inc.
830,000 3.950%,  2/26/2048 955,188
Mattamy Group Corporation
1,130,000 5.250%,  12/15/2027
g
1,175,200
McDonald's Corporation
1,365,000 4.450%,  3/1/2047 1,564,373
MGM Resorts International
1,315,000 6.000%,  3/15/2023 1,443,212
Prime Security Services Borrower,
LLC
1,310,000 5.750%,  4/15/2026
g
1,423,813
Ryman Hospitality Properties, Inc.
710,000 4.750%,  10/15/2027
g
733,075
Scientific Games International, Inc.
650,000 5.000%,  10/15/2025
g
680,875
230,000 7.000%,  5/15/2028
g
246,100
ServiceMaster Company, LLC
1,300,000 5.125%,  11/15/2024
g
1,348,750
Six Flags Entertainment Corporation
630,000 4.875%,  7/31/2024
g
652,837
660,000 5.500%,  4/15/2027
g
703,725
Staples, Inc.
710,000 7.500%,  4/15/2026
g
736,625
Viking Cruises, Ltd.
920,000 5.875%,  9/15/2027
g
983,250
Volkswagen Group of America
Finance, LLC
1,500,000 4.250%,  11/13/2023
g
1,597,369
Walmart, Inc.
825,000 3.250%,  7/8/2029 884,224
Yum! Brands, Inc.
330,000 4.750%,  1/15/2030
g
345,675
Total 52,933,042
Consumer Non-Cyclical (1.7%)
Abbott Laboratories
490,000 3.400%,  11/30/2023 515,038
1,000,000 4.750%,  11/30/2036 1,248,033
AbbVie, Inc.
1,320,000 3.600%,  5/14/2025 1,392,143
675,000 2.950%,  11/21/2026
g
685,094
560,000 4.700%,  5/14/2045 626,585
2,000,000 4.875%,  11/14/2048 2,290,270
Albertson's Companies, LLC
1,360,000 7.500%,  3/15/2026
g
1,526,600
Allergan, Inc.
1,100,000 2.800%,  3/15/2023 1,108,023
Altria Group, Inc.
700,000 4.400%,  2/14/2026 759,907
1,225,000 5.800%,  2/14/2039 1,438,171
Anheuser-Busch Companies, LLC
2,240,000 4.700%,  2/1/2036 2,583,508
Anheuser-Busch InBev Worldwide,
Inc.
2,725,000 4.750%,  4/15/2058 3,175,807
1,350,000 4.375%,  4/15/2038 1,512,959

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
167
Principal
Amount Long-Term Fixed Income ( 41.2% ) Value
Consumer Non-Cyclical (1.7%) - continued
$ 150,000 4.600%,  4/15/2048 $ 170,660
Anthem, Inc.
1,400,000 4.625%,  5/15/2042 1,575,637
B&G Foods, Inc.
980,000 5.250%,  9/15/2027 989,800
BAT Capital Corporation
852,000 3.222%,  8/15/2024 870,744
1,136,000 4.540%,  8/15/2047 1,139,167
Bausch Health Companies, Inc.
615,000 7.000%,  1/15/2028
g
676,500
170,000 5.000%,  1/30/2028
g
174,486
170,000 5.250%,  1/30/2030
g
176,290
Baxalta, Inc.
569,000 4.000%,  6/23/2025 612,550
Becton, Dickinson and Company
214,000 3.734%,  12/15/2024 226,674
1,650,000 3.700%,  6/6/2027 1,756,507
840,000 4.669%,  6/6/2047 998,381
Boston Scientific Corporation
840,000 7.375%,  1/15/2040 1,278,081
Bristol-Myers Squibb Company
2,285,000 2.875%,  8/15/2020
g
2,297,520
Bunge, Ltd. Finance Corporation
300,000 3.500%,  11/24/2020 303,726
Cargill, Inc.
1,200,000 3.250%,  5/23/2029
g
1,262,880
Centene Corporation
1,640,000 4.750%,  1/15/2025 1,703,517
210,000 4.250%,  12/15/2027
g
216,037
490,000 4.625%,  12/15/2029
g
516,387
Cigna Corporation
290,000
2.891%,  (LIBOR 3M +
0.890%), 7/15/2023
b
291,597
1,050,000 4.125%,  11/15/2025 1,138,298
760,000 3.050%,  10/15/2027 759,092
1,325,000 4.800%,  8/15/2038 1,541,860
Clorox Company
1,680,000 3.100%,  10/1/2027 1,730,051
Conagra Brands, Inc.
600,000 3.800%,  10/22/2021 619,002
935,000 4.300%,  5/1/2024 1,006,230
Constellation Brands, Inc.
1,120,000 3.600%,  2/15/2028 1,183,688
CVS Health Corporation
556,000 3.700%,  3/9/2023 578,810
275,000 4.000%,  12/5/2023 290,833
1,370,000 4.100%,  3/25/2025 1,469,519
1,870,000 4.875%,  7/20/2035 2,145,686
1,380,000 5.050%,  3/25/2048 1,630,444
EMD Finance, LLC
1,128,000 2.950%,  3/19/2022
g
1,142,850
Energizer Holdings, Inc.
1,300,000 5.500%,  6/15/2025
g
1,348,750
Express Scripts Holding Company
1,685,000 4.800%,  7/15/2046 1,902,221
HCA, Inc.
1,900,000 5.375%,  2/1/2025 2,101,077
Imperial Brands Finance plc
1,200,000 3.875%,  7/26/2029
g
1,208,862
JBS USA, LLC
610,000 5.750%,  6/15/2025
g
631,350
Principal
Amount Long-Term Fixed Income ( 41.2% ) Value
Consumer Non-Cyclical (1.7%) - continued
$ 1,370,000 5.500%,  1/15/2030
g
$ 1,471,517
Kimberly-Clark Corporation
1,410,000 3.900%,  5/4/2047 1,576,489
Kraft Heinz Foods Company
1,650,000 3.375%,  6/15/2021 1,678,988
Kroger Company
710,000 2.800%,  8/1/2022 723,483
Medtronic, Inc.
945,000 4.375%,  3/15/2035 1,117,362
80,000 4.625%,  3/15/2045 100,461
Merck & Company, Inc.
260,000 3.700%,  2/10/2045 286,759
Mylan, Inc.
260,000 3.125%,  1/15/2023
g
263,681
Nestle Holdings, Inc.
900,000 3.900%,  9/24/2038
g
1,015,307
Par Pharmaceutical, Inc.
660,000 7.500%,  4/1/2027
g
656,700
Post Holdings, Inc.
560,000 5.500%,  3/1/2025
g
586,600
Reynolds American, Inc.
1,563,000 5.700%,  8/15/2035 1,813,385
Roche Holdings, Inc.
768,000 4.000%,  11/28/2044
g
894,138
Scotts Miracle-Gro Company
720,000 4.500%,  10/15/2029
g
735,984
Shire Acquisitions Investments
Ireland Designated Activity
Company
1,680,000 2.400%,  9/23/2021 1,689,115
Simmons Foods, Inc.
1,295,000 5.750%,  11/1/2024
g
1,301,475
Smithfield Foods, Inc.
820,000 2.650%,  10/3/2021
g
815,037
Spectrum Brands, Inc.
1,250,000 5.750%,  7/15/2025 1,304,713
Tenet Healthcare Corporation
350,000 4.625%,  7/15/2024 358,313
970,000 5.125%,  11/1/2027
g
1,024,563
Tyson Foods, Inc.
560,000 3.550%,  6/2/2027 595,246
UnitedHealth Group, Inc.
1,400,000 2.950%,  10/15/2027 1,454,465
2,470,000 4.625%,  7/15/2035 2,994,039
VRX Escrow Corporation
2,555,000 6.125%,  4/15/2025
g
2,639,903
Zimmer Biomet Holdings, Inc.
900,000 3.550%,  4/1/2025 948,245
Zoetis, Inc.
1,870,000 4.700%,  2/1/2043 2,222,003
Total 88,795,873
Energy (1.4%)
Alliance Resource Operating
Partners, LP
850,000 7.500%,  5/1/2025
g
773,500
Antero Resources Corporation
1,275,000 5.125%,  12/1/2022 1,137,937
Archrock Partners, LP
400,000 6.250%,  4/1/2028
g
412,000

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
168
Principal
Amount Long-Term Fixed Income ( 41.2% ) Value
Energy (1.4%) - continued
BP Capital Markets America, Inc.
$ 285,000 3.119%,  5/4/2026 $ 297,507
BP Capital Markets plc
760,000 3.535%,  11/4/2024 808,406
1,960,000 3.279%,  9/19/2027 2,060,066
Canadian Oil Sands, Ltd.
750,000 9.400%,  9/1/2021
g
827,078
Cenovus Energy, Inc.
1,000,000 5.400%,  6/15/2047 1,165,060
Cheniere Corpus Christi Holdings,
LLC
700,000 7.000%,  6/30/2024 806,673
1,185,000 5.875%,  3/31/2025 1,332,485
Cheniere Energy Partners, LP
1,365,000 5.625%,  10/1/2026 1,443,488
Chesapeake Energy Corporation
344,000 11.500%,  1/1/2025
g,h
325,080
ConocoPhillips
1,400,000 6.500%,  2/1/2039 2,035,553
Continental Resources, Inc.
650,000 4.500%,  4/15/2023 678,749
1,375,000 4.375%,  1/15/2028 1,460,427
Diamondback Energy, Inc.
1,975,000 3.500%,  12/1/2029 2,009,760
El Paso Pipeline Partners Operating
Company, LLC
840,000 4.300%,  5/1/2024 897,825
Enagas SA
2,060,000 5.500%,  1/15/2028
g
2,018,800
Enbridge, Inc.
975,000 2.900%,  7/15/2022 993,037
Energy Transfer Operating, LP
450,000 4.200%,  9/15/2023 472,216
1,340,000 6.000%,  6/15/2048 1,559,295
Energy Transfer Partners, LP
765,000 4.900%,  3/15/2035 802,079
600,000 5.150%,  2/1/2043 615,275
Eni SPA
1,365,000 4.000%,  9/12/2023
g
1,438,974
EnLink Midstream Partners, LP
575,000 4.150%,  6/1/2025 540,500
2,090,000 4.850%,  7/15/2026 1,959,375
Hess Corporation
2,115,000 3.500%,  7/15/2024 2,160,634
Kinder Morgan Energy Partners, LP
1,400,000 6.500%,  9/1/2039 1,774,707
Magellan Midstream Partners, LP
750,000 5.000%,  3/1/2026 846,127
Marathon Oil Corporation
860,000 6.600%,  10/1/2037 1,094,239
Marathon Petroleum Corporation
1,680,000 4.750%,  12/15/2023 1,824,494
636,000 6.500%,  3/1/2041 824,137
MPLX, LP
1,200,000 4.875%,  12/1/2024 1,303,497
1,680,000 4.875%,  6/1/2025 1,833,552
Murphy Oil Corporation
690,000 5.875%,  12/1/2027 724,500
Nabors Industries, Inc.
885,000 5.750%,  2/1/2025 796,500
Principal
Amount Long-Term Fixed Income ( 41.2% ) Value
Energy (1.4%) - continued
Newfield Exploration Company
$ 1,000,000 5.625%,  7/1/2024 $ 1,097,973
Noble Energy, Inc.
1,250,000 5.050%,  11/15/2044 1,391,697
Occidental Petroleum Corporation
1,338,000 4.850%,  3/15/2021 1,378,051
Parsley Energy, LLC
1,025,000 5.625%,  10/15/2027
g
1,083,938
Petrobras Global Finance BV
712,000 5.093%,  1/15/2030
g
762,915
Petroleos Mexicanos
1,100,000 6.875%,  8/4/2026 1,207,855
Pioneer Natural Resources Company
500,000 4.450%,  1/15/2026 546,872
Plains All American Pipeline, LP
1,300,000 5.000%,  2/1/2021 1,329,797
1,200,000 4.500%,  12/15/2026 1,276,821
Precision Drilling Corporation
540,000 7.125%,  1/15/2026
g
513,000
Sabine Pass Liquefaction, LLC
840,000 6.250%,  3/15/2022 902,195
1,000,000 5.625%,  4/15/2023 1,087,784
1,140,000 5.750%,  5/15/2024 1,270,918
Schlumberger Holdings Corporation
880,000 4.000%,  12/21/2025
g
946,794
Southwestern Energy Company
1,260,000 7.500%,  4/1/2026 1,165,500
Suncor Energy, Inc.
780,000 3.600%,  12/1/2024 827,111
Sunoco Logistics Partners
Operations, LP
700,000 4.000%,  10/1/2027 723,389
Sunoco, LP
625,000 5.500%,  2/15/2026 648,438
935,000 5.875%,  3/15/2028 992,788
Targa Resources Partners, LP
650,000 5.375%,  2/1/2027 674,375
Transocean Guardian, Ltd.
1,143,650 5.875%,  1/15/2024
g
1,169,382
Viper Energy Partners, LP
970,000 5.375%,  11/1/2027
g
1,008,800
W&T Offshore, Inc.
860,000 9.750%,  11/1/2023
g
820,225
Western Gas Partners, LP
1,120,000 4.000%,  7/1/2022 1,147,575
Williams Companies, Inc.
1,400,000 7.500%,  1/15/2031 1,824,418
Williams Partners, LP
700,000 4.000%,  11/15/2021 719,439
375,000 3.600%,  3/15/2022 385,442
710,000 4.500%,  11/15/2023 759,820
Woodside Finance, Ltd.
1,400,000 3.650%,  3/5/2025
g
1,449,175
565,000 3.700%,  3/15/2028
g
584,501
WPX Energy, Inc.
1,210,000 5.750%,  6/1/2026 1,291,675
Total 73,042,195

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
169
Principal
Amount Long-Term Fixed Income ( 41.2% ) Value
Financials (3.0%)
ACE INA Holdings, Inc.
$ 737,000 4.350%,  11/3/2045 $ 890,464
AerCap Ireland Capital, Ltd.
980,000 3.500%,  1/15/2025 1,009,471
950,000 3.875%,  1/23/2028 985,519
Aircastle, Ltd.
1,650,000 5.000%,  4/1/2023 1,763,707
Ally Financial, Inc.
1,310,000 5.750%,  11/20/2025 1,465,562
American International Group, Inc.
1,705,000 3.750%,  7/10/2025 1,823,124
1,560,000 3.900%,  4/1/2026 1,670,524
Aviation Capital Group, LLC
1,135,000 2.875%,  1/20/2022
g
1,142,738
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
g
764,106
Banco Santander SA
1,200,000
3.121%,  (LIBOR 3M + 1.120%),
4/12/2023
b
1,207,704
Bank of America Corporation
700,000 3.499%,  5/17/2022
b
713,908
1,065,000 3.300%,  1/11/2023 1,100,803
1,130,000 2.881%,  4/24/2023
b
1,149,548
1,056,000 4.000%,  4/1/2024 1,130,734
1,000,000 4.200%,  8/26/2024 1,073,385
1,580,000 4.000%,  1/22/2025 1,684,502
1,450,000 3.458%,  3/15/2025
b
1,513,631
1,400,000 3.093%,  10/1/2025
b
1,444,300
1,160,000 3.824%,  1/20/2028
b
1,247,565
Bank of Nova Scotia
1,200,000 2.700%,  3/7/2022 1,220,715
Barclays Bank plc
264,000 10.179%,  6/12/2021
g
293,399
Barclays plc
1,825,000 3.250%,  1/12/2021 1,840,403
1,300,000 4.610%,  2/15/2023
b
1,357,342
Boston Properties, LP
850,000 4.500%,  12/1/2028 962,645
BPCE SA
725,000 3.000%,  5/22/2022
g
737,757
1,960,000 3.500%,  10/23/2027
g
2,025,441
Camden Property Trust
1,500,000 3.150%,  7/1/2029 1,560,243
Capital One Financial Corporation
1,120,000 3.050%,  3/9/2022 1,143,064
1,000,000 4.200%,  10/29/2025 1,078,378
Capital One NA
1,050,000 2.150%,  9/6/2022 1,051,625
Cascades USA, Inc.
660,000 5.125%,  1/15/2026
g
678,150
CIT Group, Inc.
1,325,000 5.000%,  8/15/2022 1,404,500
Citigroup, Inc.
690,000 4.050%,  7/30/2022 720,904
840,000 3.142%,  1/24/2023
b
857,096
1,990,000 4.400%,  6/10/2025 2,161,188
1,120,000 3.200%,  10/21/2026 1,160,879
1,704,000 3.668%,  7/24/2028
b
1,814,499
840,000 4.125%,  7/25/2028 915,604
1,400,000 3.520%,  10/27/2028
b
1,472,261
828,000 4.650%,  7/23/2048 1,032,355
Principal
Amount Long-Term Fixed Income ( 41.2% ) Value
Financials (3.0%) - continued
CNA Financial Corporation
$ 450,000 3.900%,  5/1/2029 $ 483,912
Commerzbank AG
1,400,000 8.125%,  9/19/2023
g
1,621,354
Commonwealth Bank of Australia
190,000 2.250%,  3/10/2020
g
190,101
Compass Bank
1,150,000 3.500%,  6/11/2021 1,169,693
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
1,560,000 3.950%,  11/9/2022 1,630,238
1,330,000 4.625%,  12/1/2023 1,442,333
Credit Agricole SA
400,000 3.375%,  1/10/2022
g
409,166
Credit Suisse Group AG
775,000 7.250%,  9/12/2025
b,g,l
865,094
1,065,000 3.869%,  1/12/2029
b,g
1,133,527
Credit Suisse Group Funding, Ltd.
1,024,000 3.750%,  3/26/2025 1,082,892
Danske Bank AS
900,000 3.244%,  12/20/2025
b,g
910,025
Deutsche Bank AG
1,630,000 3.375%,  5/12/2021 1,642,594
700,000 4.250%,  10/14/2021 719,742
850,000 3.961%,  11/26/2025
b
868,115
Discover Bank
600,000 2.450%,  9/12/2024 598,120
1,410,000 4.682%,  8/9/2028
b
1,473,450
Duke Realty, LP
780,000 4.375%,  6/15/2022 817,310
700,000 2.875%,  11/15/2029 700,903
ERP Operating, LP
267,000 3.375%,  6/1/2025 280,360
Fidelity National Financial, Inc.
1,125,000 5.500%,  9/1/2022 1,210,710
Fifth Third Bancorp
915,000 2.600%,  6/15/2022 926,244
Five Corners Funding Trust
2,450,000 4.419%,  11/15/2023
g
2,658,057
GE Capital International Funding
Company
3,115,000 4.418%,  11/15/2035 3,316,777
Goldman Sachs Group, Inc.
1,975,000 5.375%,  5/10/2020
b,l
1,999,431
1,685,000 2.876%,  10/31/2022
b
1,708,526
1,120,000 2.908%,  6/5/2023
b
1,138,075
1,000,000 3.625%,  2/20/2024 1,048,927
1,980,000 3.691%,  6/5/2028
b
2,101,847
460,000 4.750%,  10/21/2045 559,915
HCP, Inc.
520,000 3.400%,  2/1/2025 542,595
HSBC Holdings plc
1,075,000 6.875%,  6/1/2021
b,l
1,127,406
925,000 2.650%,  1/5/2022 934,838
1,525,000 3.803%,  3/11/2025
b
1,599,764
1,040,000 3.900%,  5/25/2026 1,108,271
Icahn Enterprises, LP
250,000 6.750%,  2/1/2024 259,375
885,000 6.375%,  12/15/2025 928,144
ING Groep NV
855,000 3.150%,  3/29/2022 874,047

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
170
Principal
Amount Long-Term Fixed Income ( 41.2% ) Value
Financials (3.0%) - continued
$ 1,050,000 4.100%,  10/2/2023 $ 1,116,284
International Lease Finance
Corporation
550,000 5.875%,  8/15/2022 598,934
Iron Mountain, Inc.
745,000 6.000%,  8/15/2023 760,831
J.P. Morgan Chase & Company
670,000 2.295%,  8/15/2021 671,475
1,400,000 2.700%,  5/18/2023 1,427,811
565,000
3.166%,  (LIBOR 3M +
1.230%), 10/24/2023
b
574,609
1,040,000 3.625%,  5/13/2024 1,101,591
1,200,000 3.875%,  9/10/2024 1,283,734
1,040,000 3.125%,  1/23/2025 1,085,009
25,000 3.900%,  7/15/2025 26,978
105,000 3.300%,  4/1/2026 110,421
1,350,000 4.203%,  7/23/2029
b
1,504,993
1,700,000 3.882%,  7/24/2038
b
1,877,208
Kimco Realty Corporation
2,272,000 3.300%,  2/1/2025 2,362,867
Liberty Mutual Group, Inc.
560,000 4.950%,  5/1/2022
g
593,774
Lloyds Banking Group plc
1,405,000 2.907%,  11/7/2023
b
1,425,383
MassMutual Global Funding
920,000 2.750%,  6/22/2024
g
943,150
MetLife, Inc.
1,025,000 4.050%,  3/1/2045 1,186,396
Mitsubishi UFJ Financial Group, Inc.
1,680,000 3.455%,  3/2/2023 1,741,617
1,420,000 3.287%,  7/25/2027 1,478,677
Morgan Stanley
560,000 5.550%,  7/15/2020
b,l
571,110
500,000 2.625%,  11/17/2021 505,843
1,260,000 2.750%,  5/19/2022 1,282,674
660,000 4.875%,  11/1/2022 707,066
1,120,000 3.125%,  1/23/2023 1,151,193
1,350,000 4.350%,  9/8/2026 1,475,319
1,704,000 3.591%,  7/22/2028
b
1,809,748
MPT Operating Partnership, LP
665,000 6.375%,  3/1/2024 691,580
675,000 4.625%,  8/1/2029 695,250
Nationwide Building Society
650,000 3.622%,  4/26/2023
b,g
668,336
Outfront Media Cap, LLC
720,000 4.625%,  3/15/2030
g
732,600
Park Aerospace Holdings, Ltd.
700,000 4.500%,  3/15/2023
g
732,900
Prudential Financial, Inc.
900,000 3.700%,  3/13/2051 944,134
Quicken Loans, Inc.
1,315,000 5.750%,  5/1/2025
g
1,359,381
Realty Income Corporation
1,120,000 4.125%,  10/15/2026 1,231,503
Regency Centers, LP
1,680,000 4.125%,  3/15/2028 1,820,503
Reinsurance Group of America, Inc.
965,000 4.700%,  9/15/2023 1,046,156
650,000 3.900%,  5/15/2029 692,619
Royal Bank of Scotland Group plc
425,000 6.125%,  12/15/2022 464,948
500,000 6.100%,  6/10/2023 550,179
Principal
Amount Long-Term Fixed Income ( 41.2% ) Value
Financials (3.0%) - continued
$ 800,000 3.875%,  9/12/2023 $ 837,828
1,250,000 4.269%,  3/22/2025
b
1,327,040
850,000 4.445%,  5/8/2030
b
937,962
Santander UK Group Holdings plc
896,000 2.875%,  10/16/2020 899,960
Simon Property Group, LP
1,120,000 4.250%,  11/30/2046 1,277,557
SITE Centers Corporation
374,000 4.625%,  7/15/2022 389,924
Societe Generale SA
840,000 4.750%,  11/24/2025
g
909,620
Sumitomo Mitsui Financial Group,
Inc.
975,000 2.784%,  7/12/2022 991,387
840,000 3.102%,  1/17/2023 861,078
840,000 3.010%,  10/19/2026 859,860
Synchrony Financial
330,000 4.250%,  8/15/2024 351,933
1,650,000 3.950%,  12/1/2027 1,732,226
UBS Group Funding Jersey, Ltd.
768,000 4.125%,  9/24/2025
g
834,731
Ventas Realty, LP
200,000 3.100%,  1/15/2023 204,599
1,400,000 4.000%,  3/1/2028 1,499,747
VICI Properties, LP / VICI Note
Company, Inc.
250,000 4.250%,  12/1/2026
g
257,500
250,000 4.625%,  12/1/2029
g
261,250
Voya Financial, Inc.
1,979,000 3.125%,  7/15/2024 2,039,758
Wells Fargo & Company
1,280,000 2.625%,  7/22/2022 1,298,483
1,120,000 3.450%,  2/13/2023 1,159,634
1,200,000 4.125%,  8/15/2023 1,273,799
1,040,000 3.000%,  2/19/2025 1,072,418
600,000 3.000%,  4/22/2026 616,338
1,140,000 3.000%,  10/23/2026 1,167,259
1,930,000 4.900%,  11/17/2045 2,353,957
Welltower, Inc.
435,000 3.950%,  9/1/2023 458,823
ZB NA
1,350,000 3.500%,  8/27/2021 1,381,261
Total 159,612,337
Mortgage-Backed Securities (12.8%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
29,946,664 3.500%,  5/1/2034 31,131,031
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
30,848,780 3.000%,  8/1/2047 31,566,164
20,059,686 3.500%,  7/1/2049 20,611,209
Federal National Mortgage
Association
2,890,773 3.230%,  11/1/2020 2,894,786
23,787,885 3.500%,  10/1/2048 24,646,284
27,200,000 3.500%,  8/1/2049 28,247,554
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
83,000,000 2.500%,  1/1/2035
e
83,701,257

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
171
Principal
Amount Long-Term Fixed Income ( 41.2% ) Value
Mortgage-Backed Securities (12.8%) - continued
$ 144,175,000 3.000%,  1/1/2035
e
$ 147,712,923
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
196,225,000 3.000%,  1/1/2048
e
198,884,251
50,360,598 4.000%,  7/1/2048 52,488,528
14,550,000 3.500%,  1/1/2049
e
14,959,590
41,522,184 3.500%,  8/1/2049 42,674,348
Total 679,517,925
Technology (0.8%)
Apple, Inc.
1,120,000 3.200%,  5/11/2027 1,180,497
2,250,000 3.000%,  11/13/2027 2,357,794
1,975,000 3.750%,  9/12/2047 2,192,715
Applied Materials, Inc.
560,000 3.300%,  4/1/2027 593,242
Avnet, Inc.
820,000 3.750%,  12/1/2021 841,329
Broadcom Corporation
851,000 3.875%,  1/15/2027 883,046
1,100,000 3.500%,  1/15/2028 1,106,585
CommScope Technologies Finance,
LLC
1,405,000 6.000%,  6/15/2025
g
1,406,588
Diamond 1 Finance Corporation
3,520,000 6.020%,  6/15/2026
g
4,048,432
Diamond Sports Group, LLC
1,310,000 6.625%,  8/15/2027
g,h
1,273,975
Harland Clarke Holdings Corporation
990,000 8.375%,  8/15/2022
g
806,850
Hewlett Packard Enterprise Company
1,350,000
2.763%,  (LIBOR 3M +
0.720%), 10/5/2021
b
1,350,179
565,000 4.400%,  10/15/2022 596,697
Iron Mountain, Inc.
540,000 4.875%,  9/15/2029
g
548,532
Marvell Technology Group, Ltd.
825,000 4.200%,  6/22/2023 870,682
1,090,000 4.875%,  6/22/2028 1,203,014
Microsoft Corporation
1,575,000 4.750%,  11/3/2055 2,106,341
1,575,000 4.200%,  11/3/2035 1,869,496
3,350,000 3.700%,  8/8/2046 3,777,191
NCR Corporation
1,280,000 6.125%,  9/1/2029
g
1,388,954
NXP BV/NXP Funding, LLC
1,250,000 4.875%,  3/1/2024
g
1,362,286
Oracle Corporation
2,765,000 2.950%,  5/15/2025 2,875,903
1,400,000 3.850%,  7/15/2036 1,531,553
Plantronics, Inc.
1,310,000 5.500%,  5/31/2023
g
1,280,525
SS&C Technologies, Inc.
1,250,000 5.500%,  9/30/2027
g
1,334,375
Texas Instruments, Inc.
1,380,000 4.150%,  5/15/2048 1,635,848
Tyco Electronics Group SA
284,000 3.450%,  8/1/2024 297,374
Principal
Amount Long-Term Fixed Income ( 41.2% ) Value
Technology (0.8%) - continued
$ 568,000 3.125%,  8/15/2027 $ 584,389
Total 41,304,392
Transportation (0.2%)
Air Canada Pass Through Trust
217,317 3.875%,  3/15/2023
g
219,133
Air Lease Corporation
435,000 3.500%,  1/15/2022 446,873
Boeing Company
1,600,000 3.600%,  5/1/2034 1,711,176
Burlington Northern Santa Fe, LLC
850,000 5.750%,  5/1/2040 1,144,845
1,285,000 5.050%,  3/1/2041 1,588,632
900,000 4.450%,  3/15/2043 1,051,659
CSX Corporation
900,000 3.350%,  9/15/2049 884,610
Delta Air Lines, Inc.
630,000 2.875%,  3/13/2020 630,098
Hertz Corporation
690,000 5.500%,  10/15/2024
g
707,250
530,000 6.000%,  1/15/2028
g
530,000
NCL Corporation, Ltd.
680,000 3.625%,  12/15/2024
g
689,350
Penske Truck Leasing Company, LP
1,175,000 3.375%,  2/1/2022
g
1,199,564
United Continental Holdings, Inc.
1,320,000 4.875%,  1/15/2025 1,399,200
XPO Logistics, Inc.
1,178,000 6.750%,  8/15/2024
g
1,279,720
Total 13,482,110
U.S. Government & Agencies (13.3%)
U.S. Treasury Bonds
16,625,000 2.250%,  11/15/2027 17,075,686
34,750,000 2.875%,  5/15/2028 37,378,935
14,120,000 5.250%,  11/15/2028 17,965,646
38,250,000 1.625%,  8/15/2029 37,233,360
1,075,000 4.375%,  5/15/2040 1,441,715
600,000 3.000%,  5/15/2042 666,680
27,658,000 2.500%,  5/15/2046 28,202,372
35,200,000 2.875%,  5/15/2049 38,754,695
1,000,000 2.375%,  11/15/2049 995,506
U.S. Treasury Bonds, TIPS
54,606 2.375%,  1/15/2025 60,854
35,717 2.125%,  2/15/2040 46,673
U.S. Treasury Notes
3,990,000 2.250%,  3/31/2020 3,995,611
69,580,000 1.375%,  9/30/2020 69,436,360
21,800,000 2.750%,  11/30/2020 22,013,963
715,000 1.875%,  12/15/2020 716,509
28,750,000 2.500%,  2/28/2021 29,027,387
10,250,000 1.375%,  5/31/2021 10,217,058
58,454,000 1.125%,  8/31/2021 57,990,218
57,800,000 1.500%,  9/30/2021 57,697,423
2,000,000 2.500%,  1/15/2022 2,035,550
22,230,000 1.875%,  7/31/2022 22,376,815
3,750,000 1.625%,  11/15/2022 3,750,702
53,180,000 2.000%,  11/30/2022 53,750,505
6,540,000 2.500%,  3/31/2023 6,717,196
65,780,000 2.500%,  1/31/2024 67,890,427
12,780,000 2.125%,  7/31/2024 13,016,721

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
172
Principal
Amount Long-Term Fixed Income ( 41.2% ) Value
U.S. Government & Agencies (13.3%) - continued
$ 3,750,000 1.500%,  10/31/2024 $ 3,715,167
18,910,000 2.250%,  11/15/2024 19,387,216
14,120,000 2.125%,  11/30/2024 14,394,616
35,925,000 2.625%,  1/31/2026 37,642,844
28,580,000 2.500%,  2/28/2026 29,752,131
Total 705,346,541
Utilities (1.0%)
Ameren Illinois Company
720,000 4.500%,  3/15/2049 885,824
American Electric Power Company,
Inc.
1,722,000 2.950%,  12/15/2022 1,754,031
Appalachian Power Company
560,000 3.300%,  6/1/2027 580,880
Arizona Public Service Company
700,000 3.500%,  12/1/2049 703,493
Berkshire Hathaway Energy Company
900,000 4.500%,  2/1/2045 1,057,811
Calpine Corporation
1,230,000 4.500%,  2/15/2028
g
1,240,910
CenterPoint Energy, Inc.
435,000 3.850%,  2/1/2024 458,559
1,100,000 2.500%,  9/1/2024 1,100,596
750,000 4.250%,  11/1/2028 813,405
CMS Energy Corporation
840,000 2.950%,  2/15/2027 848,001
Commonwealth Edison Company
1,025,000 3.700%,  3/1/2045 1,088,088
Consolidated Edison Company of
New York, Inc.
1,900,000 4.125%,  5/15/2049 2,151,997
Consolidated Edison, Inc.
384,000 4.500%,  12/1/2045 450,534
Consumers Energy Company
1,025,000 4.350%,  4/15/2049 1,240,274
DTE Electric Company
760,000 3.700%,  3/15/2045 818,000
890,000 3.700%,  6/1/2046 959,633
Duke Energy Carolinas, LLC
1,960,000 3.700%,  12/1/2047 2,113,561
Duke Energy Corporation
1,120,000 3.750%,  9/1/2046 1,154,934
Duke Energy Florida, LLC
775,000 3.200%,  1/15/2027 809,541
Duke Energy Indiana, LLC
1,085,000 3.750%,  5/15/2046 1,162,147
Edison International
290,000 2.950%,  3/15/2023 290,118
2,200,000 5.750%,  6/15/2027 2,467,518
Energy Transfer Operating, LP
1,380,000 5.200%,  2/1/2022 1,446,653
Exelon Corporation
792,000 4.450%,  4/15/2046 887,768
FirstEnergy Corporation
350,000 2.850%,  7/15/2022 355,545
1,015,000 4.850%,  7/15/2047 1,203,840
ITC Holdings Corporation
284,000 4.050%,  7/1/2023 297,982
560,000 5.300%,  7/1/2043 685,941
Principal
Amount Long-Term Fixed Income ( 41.2% ) Value
Utilities (1.0%) - continued
Mississippi Power Company
$ 800,000 3.950%,  3/30/2028 $ 870,558
Monongahela Power Company
780,000 5.400%,  12/15/2043
g
1,006,406
National Rural Utilities Cooperative
Finance Corporation
500,000 3.900%,  11/1/2028 549,743
1,000,000 3.700%,  3/15/2029 1,092,650
NextEra Energy Operating Partners,
LP
1,260,000 3.875%,  10/15/2026
g
1,264,725
NiSource Finance Corporation
560,000 3.490%,  5/15/2027 588,472
1,475,000 5.650%,  2/1/2045 1,879,536
Oncor Electric Delivery Company, LLC
2,240,000 3.750%,  4/1/2045 2,428,193
Pacific Gas and Electric Company
800,000 3.300%,  12/1/2027
m,n
800,000
800,000 3.950%,  12/1/2047
h,m,n
793,840
PPL Capital Funding, Inc.
1,275,000 5.000%,  3/15/2044 1,464,236
PPL Electric Utilities Corporation
840,000 3.950%,  6/1/2047 934,325
Public Service Electric & Gas
Company
1,410,000 3.000%,  5/15/2027 1,457,258
San Diego Gas and Electric Company
1,450,000 4.150%,  5/15/2048 1,591,312
South Carolina Electric & Gas
Company
1,560,000 5.100%,  6/1/2065 2,021,798
Southern California Edison Company
1,135,000 4.000%,  4/1/2047 1,191,256
Southern Company
1,415,000 3.250%,  7/1/2026 1,472,628
85,000 4.400%,  7/1/2046 93,987
Southern Company Gas Capital
Corporation
1,400,000 4.400%,  5/30/2047 1,544,974
Southwestern Electric Power
Company
460,000 3.900%,  4/1/2045 479,789
TerraForm Power Operating, LLC
1,340,000 5.000%,  1/31/2028
g
1,416,795
Virginia Electric and Power Company
750,000 4.600%,  12/1/2048 916,675
Total 54,886,740
Total Long-Term Fixed Income
(cost $2,140,710,392) 2,189,027,437
Shares
Registered Investment Companies
( 32.7% ) Value
Unaffiliated  (0.4%)
6,760 Consumer Discretionary Select
Sector SPDR Fund 847,839
10,435 Health Care Select Sector SPDR
Fund
h
1,062,909
53,250 Invesco Senior Loan ETF 1,215,165
8,074 iShares Russell 2000 Value Index
Fund 1,038,155
12,230 Materials Select Sector SPDR Fund
h
751,167

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
173
Shares
Registered Investment Companies
( 32.7% ) Value
Unaffiliated  (0.4%)- continued
3,031 ProShares Ultra S&P 500
h
$ 457,196
41,435 SPDR S&P 500 ETF Trust 13,336,269
7,401 SPDR S&P Biotech ETF
h
703,909
25,367 SPDR S&P Metals & Mining ETF 743,000
19,309 VanEck Vectors Oil Services ETF 255,844
Total 20,411,453
Affiliated  (32.3%)
15,590,139 Thrivent Core Emerging Markets
Debt Fund 154,965,985
5,492,730 Thrivent Core International Equity
Fund 53,554,122
9,787,187 Thrivent Core Low Volatility Equity
Fund 116,663,270
3,056,906 Thrivent Global Stock Portfolio 42,723,627
29,085,175 Thrivent High Yield Portfolio 139,303,446
39,658,087 Thrivent Income Portfolio 420,340,032
18,959,203 Thrivent International Allocation
Portfolio 194,587,783
10,339,689 Thrivent Large Cap Value Portfolio 198,398,988
24,846,116 Thrivent Limited Maturity Bond
Portfolio 246,520,674
5,154,158 Thrivent Mid Cap Stock Portfolio 100,286,008
2,627,460 Thrivent Small Cap Stock Portfolio 51,227,068
Total 1,718,571,003
Total Registered Investment
Companies (cost $1,553,180,565) 1,738,982,456
Shares Common Stock ( 19.8% ) Value
Communications Services (1.2%)
62,734 Activision Blizzard, Inc. 3,727,654
14,376 Alphabet, Inc., Class A
o
19,255,071
4,254 Alphabet, Inc., Class C
o
5,687,683
149,374 Comcast Corporation 6,717,349
17,640 DISH Network Corporation
o
625,691
56,294 Facebook, Inc.
o
11,554,343
2,250 Hemisphere Media Group, Inc.
o
33,413
15,213 Interpublic Group of Companies, Inc. 351,420
3,299 News  Corporation 47,868
25,991 ORBCOMM, Inc.
o
109,422
31,920 QuinStreet, Inc.
o
488,695
2,950 Scholastic Corporation 113,428
12,548 Take-Two Interactive Software, Inc.
o
1,536,252
17,575 Twitter, Inc.
o
563,279
162,880 Verizon Communications, Inc. 10,000,832
29,905 ViacomCBS, Inc. 1,255,113
13,392 Zillow Group, Inc.
o
612,550
Total 62,680,063
Consumer Discretionary (2.1%)
23,449 Alibaba Group Holding, Ltd. ADR
o
4,973,533
15,166 Amazon.com, Inc.
o
28,024,341
880 American Public Education, Inc.
o
24,103
27,875 Aptiv plc 2,647,289
880 AutoZone, Inc.
o
1,048,353
964 Booking Holdings, Inc.
o
1,979,796
20,483 BorgWarner, Inc. 888,553
29,135 Bright Horizons Family Solutions,
Inc.
o
4,378,699
10,628 Burlington Stores, Inc.
o
2,423,503
24,005 Canada Goose Holdings, Inc.
h,o
869,941
4,169 Century Casinos, Inc.
o
33,018
Shares Common Stock ( 19.8% ) Value
Consumer Discretionary (2.1%) - continued
1,972 Chipotle Mexican Grill, Inc.
o
$ 1,650,781
6,686 Cooper-Standard Holdings, Inc.
o
221,708
23,396 Crocs, Inc.
o
980,058
9,559 CSS Industries, Inc. 42,155
10,812 Culp, Inc. 147,259
31,382 D.R. Horton, Inc. 1,655,401
25,065 Delphi Technologies plc
o
321,584
38,655 Designer Brands, Inc. 608,430
4,073 Domino's Pizza, Inc. 1,196,566
16,182 Duluth Holdings, Inc.
h,o
170,396
14,856 Emerald Expositions Events, Inc. 156,731
12,056 Ethan Allen Interiors, Inc. 229,787
20,239 Etsy, Inc.
o
896,588
19,030 Five Below, Inc.
o
2,433,176
1,382 Genuine Parts Company 146,810
16,795 G-III Apparel Group, Ltd.
o
562,633
3,295 Goodyear Tire & Rubber Company 51,254
15,023 Grand Canyon Education, Inc.
o
1,439,053
34,243 Harley-Davidson, Inc. 1,273,497
40,459 Home Depot, Inc. 8,835,436
1,877 Hooker Furniture Corporation 48,220
79 Johnson Outdoors, Inc. 6,059
29,947 Knoll, Inc. 756,461
11,225 Lear Corporation 1,540,070
62,214 Lowe's Companies, Inc. 7,450,749
3,779 Lululemon Athletica, Inc.
o
875,481
807 Madison Square Garden Company
o
237,411
1,092 Malibu Boats, Inc.
o
44,717
7,049 Marcus Corporation 223,947
2,514 McDonald's Corporation 496,792
8,122 Modine Manufacturing Company
o
62,539
8,182 Mohawk Industries, Inc.
o
1,115,861
27,691 Movado Group, Inc. 602,002
49,891 NIKE, Inc. 5,054,457
27,491 Norwegian Cruise Line Holdings,
Ltd.
o
1,605,749
212 NVR, Inc.
o
807,383
18,823 Ollie's Bargain Outlet Holdings, Inc.
o
1,229,330
1,670 O'Reilly Automotive, Inc.
o
731,894
8,337 Oxford Industries, Inc. 628,777
2,093 Park Hotels & Resorts, Inc. 54,146
25,729 Planet Fitness, Inc.
o
1,921,442
85,798 Playa Hotels and Resorts NV
o
720,703
61,115 Red Rock Resorts, Inc. 1,463,704
5,067 RH
h,o
1,081,805
3,249 Ruth's Hospitality Group, Inc. 70,715
28,760 Sony Corporation ADR 1,955,680
11,689 Standard Motor Products, Inc. 622,089
34,576 Starbucks Corporation 3,039,922
7,101 Texas Roadhouse, Inc. 399,928
20,398 TJX Companies, Inc. 1,245,502
9,492 Tupperware Brands Corporation 81,441
5,386 Ulta Beauty, Inc.
o
1,363,412
9,435 Vail Resorts, Inc. 2,262,796
6,390 Wingstop, Inc. 551,010
15,607 Zumiez, Inc.
o
539,066
Total 111,201,692
Consumer Staples (0.7%)
2,459 Calavo Growers, Inc.
h
222,761
14,153 Casey's General Stores, Inc. 2,250,185
2,497 Central Garden & Pet Company
o
77,582
137 Clorox Company 21,035
37,971 Coca-Cola Company 2,101,695
39,383 Colgate-Palmolive Company 2,711,126
3,458 Costco Wholesale Corporation 1,016,375

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
174
Shares Common Stock ( 19.8% ) Value
Consumer Staples (0.7%) - continued
83,103 Cott Corporation $ 1,136,849
70,335 Hain Celestial Group, Inc.
o
1,825,545
8,691 John B. Sanfilippo & Son, Inc. 793,314
13,260 Kimberly-Clark Corporation 1,823,913
61,782 Monster Beverage Corporation
o
3,926,246
29,658 PepsiCo, Inc. 4,053,359
37,722 Philip Morris International, Inc. 3,209,765
19,422 Procter & Gamble Company 2,425,808
3,070 Seneca Foods Corporation
o
125,225
77,295 SunOpta, Inc.
o
193,238
535 Sysco Corporation 45,764
42,973 Turning Point Brands, Inc. 1,229,028
59,622 Wal-Mart Stores, Inc. 7,085,478
Total 36,274,291
Energy (0.7%)
23,163 Abraxas Petroleum Corporation
o
8,133
8,266 Apache Corporation 211,527
112,104 Archrock, Inc. 1,125,524
95,018 BP plc ADR 3,585,979
61,234 Callon Petroleum Company
h,o
295,760
30,057 Chevron Corporation 3,622,169
17,435 Cimarex Energy Company 915,163
5,275 Concho Resources, Inc. 461,932
25,770 ConocoPhillips 1,675,823
2,930 Continental Resources, Inc. 100,499
23,750 Contura Energy, Inc.
o
214,938
23,134 Core Laboratories NV
h
871,458
1,102 Denbury Resources, Inc.
o
1,554
16,280 Devon Energy Corporation 422,792
23,962 Diamond Offshore Drilling, Inc.
h,o
172,287
13,176 Diamondback Energy, Inc. 1,223,523
56,630 Enterprise Products Partners, LP 1,594,701
16,803 EOG Resources, Inc. 1,407,419
10,343 EQT Corporation 112,739
9,825 Era Group, Inc.
o
99,920
128,676 Euronav NV 1,613,597
1,994 Evolution Petroleum Corporation 10,907
16,406 Exterran Corporation
o
128,459
22,497 Exxon Mobil Corporation 1,569,841
24,277 Frank's International NV
o
125,512
39,169 Gran Tierra Energy, Inc.
h,o
50,528
67,677 Halliburton Company 1,656,056
11,384 Helmerich & Payne, Inc. 517,175
14,878 Liberty Oilfield Services, Inc. 165,443
236,592 Marathon Oil Corporation 3,212,919
57,927 Marathon Petroleum Corporation 3,490,102
114,690 Nabors Industries, Ltd. 330,307
49,409 Nine Energy Service, Inc.
o
386,378
983 Noble Corporation
o
1,199
798 Oasis Petroleum, Inc.
o
2,602
46,974 Oceaneering International, Inc.
o
700,382
785 Oil States International, Inc.
o
12,803
41,070 Pacific Drilling SA
o
167,566
1,019 Parsley Energy, Inc. 19,269
58,026 Patterson-UTI Energy, Inc. 609,273
1,837 Penn Virginia Corporation
o
55,753
21,498 Pioneer Natural Resources Company 3,254,152
1,081 QEP Resources, Inc. 4,865
382 SEACOR Holdings, Inc.
o
16,483
135,695 Southwestern Energy Company
h,o
328,382
27,418 Talos Energy, Inc.
o
826,653
22,049 TechnipFMC plc 472,731
8,744 Transocean, Ltd.
o
60,159
1,380 Whiting Petroleum Corporation
o
10,129
Shares Common Stock ( 19.8% ) Value
Energy (0.7%) - continued
42,004 WPX Energy, Inc.
o
$ 577,135
Total 38,500,600
Financials (3.2%)
397 1st Source Corporation 20,596
54,090 Aflac, Inc. 2,861,361
15,947 AG Mortgage Investment Trust, Inc. 245,903
2,181 Alleghany Corporation
o
1,743,862
27,594 Ally Financial, Inc. 843,273
43,586 American Financial Group, Inc. 4,779,205
32,509 American International Group, Inc. 1,668,687
4,598 Ameriprise Financial, Inc. 765,935
8,343 Ameris Bancorp 354,911
7,738 Argo Group International Holdings,
Ltd. 508,773
11,848 Arthur J. Gallagher & Company 1,128,285
2,700 Artisan Partners Asset Management,
Inc. 87,264
7,818 Associated Banc-Corp 172,309
54,286 Assured Guaranty, Ltd. 2,661,100
373,902 Bank of America Corporation 13,168,828
2,434 Bank of Marin Bancorp 109,652
17,384 Bank of N.T. Butterfield & Son, Ltd. 643,556
10,331 BankFinancial Corporation 135,129
9,185 Banner Corporation 519,779
16,613 Berkshire Hathaway, Inc.
o
3,762,844
3,282 BlackRock, Inc. 1,649,861
8,459 BOK Financial Corporation 739,317
48,158 Boston Private Financial Holdings,
Inc. 579,341
31,093 Bridgewater Bancshares, Inc.
o
428,462
101,255 BrightSphere Investment Group 1,034,826
8,747 Brown & Brown, Inc. 345,332
4,242 Byline Bancorp, Inc. 83,016
45,689 Capital One Financial Corporation 4,701,855
9,820 Cboe Global Markets, Inc. 1,178,400
80,810 Charles Schwab Corporation 3,843,324
17,158 Chubb, Ltd. 2,670,814
5,935 Cincinnati Financial Corporation 624,065
9,606 CIT Group, Inc. 438,322
119,030 Citigroup, Inc. 9,509,307
15,185 Citizens Financial Group, Inc. 616,663
10,268 Cohen & Steers, Inc. 644,420
6,340 Colony Capital, Inc. 30,115
60,663 Comerica, Inc. 4,352,570
2,350 Community Bank System, Inc. 166,709
17,518 Community Trust Bancorp, Inc. 817,039
13,356 Cullen/Frost Bankers, Inc. 1,305,950
298 Diamond Hill Investment Group, Inc. 41,857
10,281 Discover Financial Services 872,034
3,130 Dynex Capital, Inc. 53,022
51,671 E*TRADE Financial Corporation 2,344,313
12,527 East West Bancorp, Inc. 610,065
7,138 Ellington Residential Mortgage REIT 77,447
3,388 Enstar Group, Ltd.
o
700,842
5,848 Enterprise Financial Services
Corporation 281,932
7,774 Essent Group, Ltd. 404,170
42,334 Everi Holdings, Inc.
o
568,546
3,908 FBL Financial Group, Inc. 230,298
1,322 Federal Agricultural Mortgage
Corporation 110,387
155,299 Fifth Third Bancorp 4,773,891
11,055 Financial Institutions, Inc. 354,865
7,000 First American Financial Corporation 408,240
533 First Bancorp 21,272

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
175
Shares Common Stock ( 19.8% ) Value
Financials (3.2%) - continued
22,511 First Busey Corporation $ 619,052
5,756 First Citizens BancShares, Inc. 3,063,401
24,849 First Defiance Financial Corporation 782,495
8,743 First Financial Corporation 399,730
1,187 First Hawaiian, Inc. 34,245
22,772 First Interstate BancSystem, Inc. 954,602
838 First Mid-Illinois Bancshares, Inc. 29,539
13,446 First Midwest Bancorp, Inc. 310,065
1,411 First of Long Island Corporation 35,388
11,309 First Republic Bank 1,328,242
5,256 Goldman Sachs Group, Inc. 1,208,512
18,782 Great Southern Bancorp, Inc. 1,189,276
2,118 Great Western Bancorp, Inc. 73,579
14,168 Hamilton Lane, Inc. 844,413
7,609 Hancock Whitney Corporation 333,883
1,075 Hanmi Financial Corporation 21,495
10,840 Hanover Insurance Group, Inc. 1,481,503
55,365 Hartford Financial Services Group,
Inc. 3,364,531
14,873 Heartland Financial USA, Inc. 739,783
72,300 Heritage Commerce Corporation 927,609
14,718 Hometrust Bancshares, Inc. 394,884
13,842 Horace Mann Educators Corporation 604,342
18,681 Horizon Bancorp, Inc. 354,939
12,003 Houlihan Lokey, Inc. 586,587
15,838 IBERIABANK Corporation 1,185,158
18,784 Independent Bank Corporation 425,458
14,701 Interactive Brokers Group, Inc. 685,361
53,520 Intercontinental Exchange, Inc. 4,953,276
5,521 International Bancshares
Corporation 237,789
34,453 J.P. Morgan Chase & Company 4,802,748
5,998 Kemper Corporation 464,845
52,661 KeyCorp 1,065,859
7,605 Lakeland Bancorp, Inc. 132,175
16,901 Loews Corporation 887,133
8,773 M&T Bank Corporation 1,489,217
820 Markel Corporation
o
937,399
3,043 Mercantile Bank Corporation 110,978
27,728 Meridian Bancorp, Inc. 557,055
47,335 MetLife, Inc. 2,412,665
25,561 MidWestOne Financial Group, Inc. 926,075
1,582 Moody's Corporation 375,583
39,729 Morgan Stanley 2,030,946
4,467 MSCI, Inc. 1,153,290
206 National Western Life Group, Inc. 59,921
14,917 Northern Trust Corporation 1,584,782
3,272 Old Republic International
Corporation 73,195
9,663 Old Second Bancorp, Inc. 130,161
4,077 PacWest Bancorp 156,027
20,336 PCSB Financial Corporation 411,804
934 Peapack-Gladstone Financial
Corporation 28,861
2,816 Peoples Bancorp, Inc. 97,603
18,836 Popular, Inc. 1,106,615
5,570 Primerica, Inc. 727,219
35,184 Prosight Global, Inc.
o
567,518
15,530 Prudential Financial, Inc. 1,455,782
12,982 QCR Holdings, Inc. 569,391
25,300 Radian Group, Inc. 636,548
49,820 Raymond James Financial, Inc. 4,456,897
10,850 Reinsurance Group of America, Inc. 1,769,201
12,791 S&P Global, Inc. 3,492,583
528 S&T Bancorp, Inc. 21,273
437 Safety Insurance Group, Inc. 40,436
Shares Common Stock ( 19.8% ) Value
Financials (3.2%) - continued
11,273 Sandy Spring Bancorp, Inc. $ 427,021
6,429 Santander Consumer USA Holdings,
Inc. 150,246
39,042 Seacoast Banking Corporation of
Florida
o
1,193,514
31,958 SEI Investments Company 2,092,610
883 Selective Insurance Group, Inc. 57,563
20,433 State Auto Financial Corporation 633,832
7,530 SVB Financial Group
o
1,890,331
55,797 Synovus Financial Corporation 2,187,242
14,639 T. Rowe Price Group, Inc. 1,783,616
4,077 Territorial Bancorp, Inc. 126,142
4,353 TMX Group, Ltd. 376,955
8,772 TPG RE Finance Trust, Inc. 177,808
9,779 TriCo Bancshares 399,081
46,354 TrustCo Bank Corporation 401,889
81,905 U.S. Bancorp 4,856,147
8,621 Umpqua Holdings Corporation 152,592
1,178 Univest Financial Corporation 31,547
94 Virtus Investment Partners, Inc. 11,442
6,183 Washington Trust Bancorp, Inc. 332,584
22,617 Webster Financial Corporation 1,206,843
1,490 WesBanco, Inc. 56,307
2,108 Western Alliance Bancorp 120,156
494 Westwood Holdings Group, Inc. 14,632
1,280 Willis Towers Watson plc 258,483
32,663 Wintrust Financial Corporation 2,315,807
95,795 Zions Bancorporations NA 4,973,676
Total 171,923,129
Health Care (2.9%)
24,424 Abbott Laboratories 2,121,469
6,597 Aerie Pharmaceuticals, Inc.
h,o
159,449
23,624 Agilent Technologies, Inc. 2,015,363
15,809 Agios Pharmaceuticals, Inc.
o
754,880
9,012 Alexion Pharmaceuticals, Inc.
o
974,648
4,083 Alkermes plc
o
83,293
7,153 AmerisourceBergen Corporation 608,148
14,140 Amgen, Inc. 3,408,730
2,380 Arena Pharmaceuticals, Inc.
o
108,100
202 Atrion Corporation 151,803
17,479 Axonics Modulation Technologies,
Inc.
h,o
484,343
20,251 Bausch Health Companies, Inc.
o
605,910
5,735 Becton, Dickinson and Company 1,559,748
4,244 Biogen, Inc.
o
1,259,322
9,463 BioMarin Pharmaceutical, Inc.
o
800,097
5,357 Bio-Rad Laboratories, Inc.
o
1,982,251
11,014 Bio-Techne Corporation 2,417,683
701 Bluebird Bio, Inc.
o
61,513
1,673 Bruker Corporation 85,273
33,765 Catalent, Inc.
o
1,900,969
46,240 Centene Corporation
o
2,907,109
13,027 Charles River Laboratories
International, Inc.
o
1,990,004
2,859 Chemed Corporation 1,255,844
14,732 Cigna Holding Company 3,012,547
23,428 CryoLife, Inc.
o
634,664
74,103 CVS Health Corporation 5,505,112
17,196 Danaher Corporation 2,639,242
6,127 Dexcom, Inc.
o
1,340,220
18,645 Edwards Lifesciences Corporation
o
4,349,692
94,747 Gilead Sciences, Inc. 6,156,660
17,658 Guardant Health, Inc.
o
1,379,796
34,870 Halozyme Therapeutics, Inc.
o
618,245
1,950 HealthStream, Inc.
o
53,040

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
176
Shares Common Stock ( 19.8% ) Value
Health Care (2.9%) - continued
12,339 Hill-Rom Holdings, Inc. $ 1,400,847
262 IDEXX Laboratories, Inc.
o
68,416
9,889 Illumina, Inc.
o
3,280,577
5,005 Immunomedics, Inc.
o
105,906
9,675 Inspire Medical Systems, Inc.
o
717,982
4,313 Insulet Corporation
o
738,386
9,285 Intuitive Surgical, Inc.
o
5,488,828
9,517 Jazz Pharmaceuticals, Inc.
o
1,420,698
73,172 Johnson & Johnson 10,673,600
2,857 Laboratory Corporation of America
Holdings
o
483,319
13,078 LHC Group, Inc.
o
1,801,625
5,978 Ligand Pharmaceuticals, Inc.
o
623,446
1,463 McKesson Corporation 202,362
80,271 Medtronic plc 9,106,745
107,260 Merck & Company, Inc. 9,755,297
943 Mesa Laboratories, Inc. 235,184
15,932 Natera, Inc.
o
536,749
8,511 National Healthcare Corporation 735,606
7,016 Neurocrine Biosciences, Inc.
o
754,150
1,854 Nevro Corporation
o
217,919
5,142 NextGen Healthcare, Inc.
o
82,632
51,698 Optinose, Inc.
h,o
476,655
4,034 Orthifix Medical, Inc.
o
186,290
3,784 PerkinElmer, Inc. 367,426
83,234 Pfizer, Inc. 3,261,108
458 Phibro Animal Health Corporation 11,372
6,978 PRA Health Sciences, Inc.
o
775,605
1,669 Prothena Corporation plc
o
26,420
4,102 Repligen Corporation
o
379,435
6,822 ResMed, Inc. 1,057,205
3,986 Sage Therapeutics, Inc.
h,o
287,749
3,644 Sarepta Therapeutics, Inc.
o
470,222
3,482 Stryker Corporation 731,011
733 Surmodics, Inc.
o
30,368
21,040 Syneos Health, Inc.
o
1,251,354
10,307 Tactile Systems Technology, Inc.
o
695,825
6,038 Teleflex, Inc. 2,272,945
19,812 Thermo Fisher Scientific, Inc. 6,436,324
1,937 U.S. Physical Therapy, Inc. 221,496
3,220 United Therapeutics Corporation
o
283,618
36,581 UnitedHealth Group, Inc. 10,754,082
4,739 Universal Health Services, Inc. 679,857
5,483 Varian Medical Systems, Inc.
o
778,641
16,983 Veeva Systems, Inc.
o
2,388,829
23,081 Vertex Pharmaceuticals, Inc.
o
5,053,585
2,019 Waters Corporation
o
471,739
4,282 West Pharmaceutical Services, Inc. 643,713
119,889 Wright Medical Group NV
o
3,654,217
156 Zimmer Biomet Holdings, Inc. 23,350
54,754 Zoetis, Inc. 7,246,692
Total 152,732,574
Industrials (2.6%)
6,558 3M Company 1,156,962
13,812 A.O. Smith Corporation 658,004
4,908 Aegion Corporation
o
109,792
10,234 Aerojet Rocketdyne Holdings, Inc.
o
467,284
24,672 AGCO Corporation 1,905,912
41,902 Altra Industrial Motion Corporation 1,517,271
36,792 AMETEK, Inc. 3,669,634
22,606 Arcosa, Inc. 1,007,097
23,708 ASGN, Inc.
o
1,682,557
26,552 AZZ, Inc. 1,220,064
13,041 Boeing Company 4,248,236
19,135 BWX Technologies, Inc. 1,187,901
Shares Common Stock ( 19.8% ) Value
Industrials (2.6%) - continued
1,774 Carlisle Companies, Inc. $ 287,104
12,212 Casella Waste Systems, Inc.
o
562,118
49,381 CBIZ, Inc.
o
1,331,312
402 Cintas Corporation 108,170
2,004 Columbus McKinnon Corporation 80,220
4,073 CRA International, Inc. 221,856
27,104 Crane Company 2,341,244
15,022 CSW Industrials, Inc. 1,156,694
22,977 CSX Corporation 1,662,616
28,955 Curtiss-Wright Corporation 4,079,470
64,800 Delta Air Lines, Inc. 3,789,504
6,195 Douglas Dynamics, Inc. 340,725
384 Eaton Corporation plc 36,373
40,107 EMCOR Group, Inc. 3,461,234
23,594 Emerson Electric Company 1,799,278
17,293 Encore Wire Corporation 992,618
14,684 Expeditors International of
Washington, Inc. 1,145,646
18,394 Forrester Research, Inc.
o
767,030
24,940 General Dynamics Corporation 4,398,169
8,205 Gorman-Rupp Company 307,688
9,915 Healthcare Services Group, Inc. 241,133
2,067 Heico Corporation 235,948
1,208 Herc Holdings, Inc.
o
59,120
69,174 Honeywell International, Inc. 12,243,798
13,712 Hubbell, Inc. 2,026,908
5,511 Huntington Ingalls Industries, Inc. 1,382,600
7,468 ICF International, Inc. 684,218
19,938 IDEX Corporation 3,429,336
31,327 Ingersoll-Rand plc 4,163,985
9,000 Interface, Inc. 149,310
2,015 John Bean Technologies Corporation 227,010
50,388 Johnson Controls International plc 2,051,296
9,850 Kansas City Southern 1,508,626
17,672 Kennametal, Inc. 651,920
2,436 Kforce, Inc. 96,709
6,733 Kratos Defense & Security Solutions,
Inc.
o
121,261
19,067 Lincoln Electric Holdings, Inc. 1,844,351
11,331 Lockheed Martin Corporation 4,412,065
2,004 Manpower, Inc. 194,588
9,883 Masonite International Corporation
o
713,651
5,635 Mercury Systems, Inc.
o
389,435
29,154 Meritor, Inc.
o
763,543
4,817 MSC Industrial Direct Company, Inc. 377,990
3,116 Mueller Industries, Inc. 98,933
15,040 Norfolk Southern Corporation 2,919,715
9,293 Old Dominion Freight Line, Inc. 1,763,626
18,480 Parker-Hannifin Corporation 3,803,554
57,535 Primoris Services Corporation 1,279,578
14,791 Raven Industries, Inc. 509,698
13,467 Regal-Beloit Corporation 1,152,910
1,139 Republic Services, Inc. 102,089
39,822 Ritchie Brothers Auctioneers, Inc. 1,710,355
3,638 Rockwell Automation, Inc. 737,313
4,882 Roper Industries, Inc. 1,729,351
9,257 Saia, Inc.
o
862,012
3,779 SiteOne Landscape Supply, Inc.
o
342,566
48,655 Southwest Airlines Company 2,626,397
6,415 SP Plus Corporation
o
272,188
2,252 SPX FLOW, Inc.
o
110,055
22,019 Standex International Corporation 1,747,208
1,889 Stanley Black & Decker, Inc. 313,083
12,280 Teledyne Technologies, Inc.
o
4,255,511
3,919 Thermon Group Holdings, Inc.
o
105,029
1,523 TransDigm Group, Inc. 852,880

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
177
Shares Common Stock ( 19.8% ) Value
Industrials (2.6%) - continued
35,691 TriMas Corporation
o
$ 1,121,054
5,517 UniFirst Corporation 1,114,324
8,956 United Airlines Holdings, Inc.
o
788,934
11,593 United Rentals, Inc.
o
1,933,365
47,938 United Technologies Corporation 7,179,195
23,976 Valmont Industries, Inc. 3,591,125
30,809 Verisk Analytics, Inc. 4,601,016
23,105 Waste Connections, Inc. 2,097,703
3,498 Watsco, Inc. 630,165
16,635 Willdan Group, Inc.
o
528,660
12,374 Xylem, Inc. 974,947
Total 137,523,123
Information Technology (4.7%)
11,851 Accenture plc 2,495,465
10,128 Adobe, Inc.
o
3,340,316
5,695 ADTRAN, Inc. 56,323
6,908 Advanced Energy Industries, Inc.
o
491,850
60,709 Advanced Micro Devices, Inc.
o
2,784,115
25,537 Akamai Technologies, Inc.
o
2,205,886
5,679 Alliance Data Systems Corporation 637,184
3,787 Alteryx, Inc.
h,o
378,965
3,787 American Software, Inc. 56,351
44,392 Amphenol Corporation 4,804,546
5,884 ANSYS, Inc.
o
1,514,600
89,393 Apple, Inc. 26,250,254
7,613 Arista Networks, Inc.
o
1,548,484
6,313 Atlassian Corporation plc
o
759,706
14,920 Automatic Data Processing, Inc. 2,543,860
8,842 Avalara, Inc.
o
647,676
953 Badger Meter, Inc. 61,878
7,196 Bandwidth, Inc.
o
460,904
30,416 Benchmark Electronics, Inc. 1,045,094
19,748 Blackline, Inc.
o
1,018,207
6,690 Broadridge Financial Solutions, Inc. 826,483
1,242 CACI International, Inc.
o
310,488
32,401 CDK Global, Inc. 1,771,687
7,663 CDW Corporation 1,094,583
1,747 CEVA, Inc.
o
47,099
60,489 Ciena Corporation
o
2,582,275
297,456 Cisco Systems, Inc. 14,265,990
7,397 Clearwater Energy, Inc. 141,431
5,868 Cognex Corporation 328,843
9,832 Computer Services, Inc. 437,524
15,433 Coupa Software, Inc.
o
2,257,076
14,821 CTS Corporation 444,778
7,999 Descartes Systems Group, Inc.
o
341,717
25,410 DocuSign, Inc.
o
1,883,135
80,626 Dolby Laboratories, Inc. 5,547,069
5,755 DSP Group, Inc.
o
90,584
18,752 Elastic NV
o
1,205,754
6,673 ePlus, Inc.
o
562,467
7,467 Euronet Worldwide, Inc.
o
1,176,500
10,767 ExlService Holdings, Inc.
o
747,876
1,851 eXp World Holdings, Inc.
h,o
20,972
11,893 F5 Networks, Inc.
o
1,660,857
1,935 Fair Isaac Corporation
o
725,006
20,209 Fiserv, Inc.
o
2,336,767
9,590 Five9, Inc.
o
628,912
1,104 FLIR Systems, Inc. 57,485
10,931 Global Payments, Inc. 1,995,563
15,434 Guidewire Software, Inc.
o
1,694,190
3,372 InterDigital, Inc. 183,740
1,183 International Business Machines
Corporation 158,569
19,289 Intuit, Inc. 5,052,368
Shares Common Stock ( 19.8% ) Value
Information Technology (4.7%) - continued
9,298 Jack Henry & Associates, Inc. $ 1,354,440
11,296 Juniper Networks, Inc. 278,220
3,984 Keysight Technologies, Inc.
o
408,878
5,470 KLA-Tencor Corporation 974,590
1,870 Kulicke and Soffa Industries, Inc. 50,864
6,134 Lam Research Corporation 1,793,582
32,509 Lattice Semiconductor Corporation
o
622,222
295 Littelfuse, Inc. 56,433
4,264 ManTech International Corporation 340,608
41,236 MasterCard, Inc. 12,312,657
16,559 Maxim Integrated Products, Inc. 1,018,544
16,861 Methode Electronics, Inc. 663,480
233,741 Microsoft Corporation 36,860,956
9,856 MicroStrategy, Inc.
o
1,405,761
4,891 MKS Instruments, Inc. 538,059
20,906 Monolithic Power Systems, Inc. 3,721,686
7,828 MTS Systems Corporation 375,979
26,737 National Instruments Corporation 1,132,045
349 NetApp, Inc. 21,725
4,033 New Relic, Inc.
o
265,008
10,073 Nice, Ltd. ADR
o
1,562,826
7,103 Nova Measuring Instruments, Ltd.
o
268,706
3,674 Novanta, Inc.
o
324,929
14,373 Nuance Communications, Inc.
o
256,271
14,628 NVIDIA Corporation 3,441,968
55,122 Oracle Corporation 2,920,364
7,971 Palo Alto Networks, Inc.
o
1,843,294
53,751 PayPal Holdings, Inc.
o
5,814,246
8,738 Plexus Corporation
o
672,302
7,216 Progress Software Corporation 299,825
4,144 Proofpoint, Inc.
o
475,648
5,785 Q2 Holdings, Inc.
o
469,048
8,348 QAD, Inc. 425,164
23,911 QUALCOMM, Inc. 2,109,667
3,267 Rambus, Inc.
o
45,003
7,445 Rogers Corporation
o
928,615
51,246 SailPoint Technologies Holdings, Inc.
o
1,209,406
36,751 Salesforce.com, Inc.
o
5,977,183
2,117 Samsung Electronics Company, Ltd.
GDR 2,533,405
8,278 ScanSource, Inc.
o
305,872
23,771 ServiceNow, Inc.
o
6,711,029
4,805 Silicon Laboratories, Inc.
o
557,284
29,740 Square, Inc.
o
1,860,534
2,124 Sykes Enterprises, Inc.
o
78,567
35,033 Synopsys, Inc.
o
4,876,594
27,848 TE Connectivity, Ltd. 2,668,952
13,747 Teradyne, Inc. 937,408
74,122 Texas Instruments, Inc. 9,509,111
6,148 Tyler Technologies, Inc.
o
1,844,523
8,837 VeriSign, Inc.
o
1,702,713
27,563 Virtusa Corporation
o
1,249,431
65,521 Visa, Inc. 12,311,396
7,640 VMware, Inc. 1,159,676
7,100 WEX, Inc.
o
1,487,166
9,411 Xilinx, Inc. 920,113
Total 247,633,428
Materials (0.7%)
2,452 AdvanSix, Inc.
o
48,942
54,208 Alcoa Corporation
o
1,166,014
6,903 AptarGroup, Inc. 798,125
5,894 Avery Dennison Corporation 771,053
281 Balchem Corporation 28,558
10,861 Ball Corporation 702,381
4,742 Cabot Corporation 225,340

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
178
Shares Common Stock ( 19.8% ) Value
Materials (0.7%) - continued
6,949 Celanese Corporation $ 855,561
41,206 CF Industries Holdings, Inc. 1,967,174
51,528 Eastman Chemical Company 4,084,109
25,731 Ecolab, Inc. 4,965,826
2,675 Ferro Corporation
o
39,670
19,660 Ferroglobe Representation &
Warranty Insurance Trust
c,o
2
5,191 Ingevity Corporation
o
453,590
15,773 Innospec, Inc. 1,631,559
1,201 International Paper Company 55,306
2,719 Kadant, Inc. 286,420
17,711 Kaiser Aluminum Corporation 1,963,973
5,423 Kraton Performance Polymers, Inc.
o
137,310
57,079 Louisiana-Pacific Corporation 1,693,534
6,554 Martin Marietta Materials, Inc. 1,832,761
11,884 Materion Corporation 706,504
6,960 Minerals Technologies, Inc. 401,105
20,754 Myers Industries, Inc. 346,177
8,728 Neenah, Inc. 614,713
35,980 Nucor Corporation 2,024,954
27,717 Nutanix, Inc.
h,o
866,433
2,143 Olympic Steel, Inc. 38,403
19,190 PPG Industries, Inc. 2,561,673
546 Quaker Chemical Corporation 89,828
9,214 Reliance Steel & Aluminum Company 1,103,469
2,429 RPM International, Inc. 186,450
10,733 Ryerson Holding Corporation
o
126,971
1,487 Schnitzer Steel Industries, Inc. 32,238
3,913 Schweitzer-Mauduit International,
Inc. 164,307
1,527 Sensient Technologies Corporation 100,919
2,949 Sherwin-Williams Company 1,720,859
47,480 Steel Dynamics, Inc. 1,616,219
7,640 United States Lime & Minerals, Inc. 689,892
9,695 Verso Corporation
o
174,801
1,841 W. R. Grace & Company 128,594
Total 37,401,717
Real Estate (0.8%)
1,843 Acadia Realty Trust 47,789
22,042 Agree Realty Corporation 1,546,687
7,501 Alexander & Baldwin, Inc. 157,221
5,317 Alexandria Real Estate Equities, Inc. 859,121
342 American Assets Trust, Inc. 15,698
48,400 American Campus Communities, Inc. 2,276,252
15,329 American Tower Corporation 3,522,911
6,505 Apartment Investment &
Management Company 335,983
27,267 Apple Hospitality REIT, Inc. 443,089
4,794 Ares Commercial Real Estate
Corporation 75,937
8,073 Armada Hoffler Properties, Inc. 148,140
17,705 Ashford Hospitality Trust, Inc. 49,397
2,650 BBX Capital Corporation 12,640
1,924 Bluerock Residential Growth REIT,
Inc. 23,184
30,052 Brixmor Property Group, Inc. 649,424
13,055 Camden Property Trust 1,385,136
714 CareTrust REIT, Inc. 14,730
29,533 CBL & Associates Properties, Inc. 31,010
32,867 Cedar Realty Trust, Inc. 96,958
7,388 Chatham Lodging Trust 135,496
4,980 City Office REIT, Inc. 67,330
685 Columbia Property Trust, Inc. 14,323
4,177 Corepoint Lodging, Inc. 44,610
7,883 CoreSite Realty Corporation 883,842
Shares Common Stock ( 19.8% ) Value
Real Estate (0.8%) - continued
3,723 CoStar Group, Inc.
o
$ 2,227,471
27,497 Cousins Properties, Inc. 1,132,876
5,165 CyrusOne, Inc. 337,946
3,192 DiamondRock Hospitality Company 35,367
4,246 Digital Realty Trust, Inc. 508,416
20,390 Douglas Emmett, Inc. 895,121
19,348 Duke Realty Corporation 670,795
1,191 EastGroup Properties, Inc. 158,010
5,356 Empire State Realty Trust, Inc. 74,770
4,386 EPR Properties 309,827
926 Equity Lifestyle Properties, Inc. 65,181
12,043 Equity Residential 974,520
3,556 Essex Property Trust, Inc. 1,069,858
5,526 Farmland Partners, Inc. 37,466
28,491 First Industrial Realty Trust, Inc. 1,182,661
776 Four Corners Property Trust, Inc. 21,875
15,222 Franklin Street Properties
Corporation 130,300
11,825 Gaming and Leisure Properties, Inc. 509,066
3,275 Getty Realty Corporation 107,649
5,976 Gladstone Commercial Corporation 130,635
7,903 Healthcare Realty Trust, Inc. 263,723
12,124 Healthcare Trust of America, Inc. 367,115
6,604 Highwoods Properties, Inc. 323,002
96,503 Host Hotels & Resorts, Inc. 1,790,131
5,171 Hudson Pacific Properties, Inc. 194,688
2,621 Industrial Logistics Properties Trust 58,763
2,665 Innovative Industrial Properties, Inc. 202,194
2,406 Investors Real Estate Trust 174,435
4,141 JBG SMITH Properties 165,184
4,105 Jones Lang LaSalle, Inc. 714,639
21,522 Kilroy Realty Corporation 1,805,696
6,307 Kite Realty Group Trust 123,176
5,681 Lamar Advertising Company 507,086
8,756 Lexington Realty Trust 92,989
1,703 Life Storage, Inc. 184,401
421 LTC Properties, Inc. 18,848
19,923 Medical Properties Trust, Inc. 420,575
1,818 MGM Growth Properties LLC 56,303
9,220 Monmouth Real Estate Investment
Corporation 133,506
1,391 National Health Investors, Inc. 113,339
9,938 National Retail Properties, Inc. 532,876
37,393 National Storage Affiliates Trust 1,257,153
4,478 Office Properties Income Trust 143,923
8,295 Omega Healthcare Investors, Inc. 351,293
4,218 One Liberty Properties, Inc. 114,687
6,516 Outfront Media, Inc. 174,759
7,648 Paramount Group, Inc. 106,460
4,682 Pebblebrook Hotel Trust 125,524
31,915 Physicians Realty Trust 604,470
9,097 PotlatchDeltic Corporation 393,627
1,764 Preferred Apartment Communities,
Inc. 23,496
2,626 PS Business Parks, Inc. 432,949
6,949 Rayonier, Inc. REIT 227,649
281 RE/MAX Holdings, Inc. 10,816
2,320 Retail Opportunity Investments
Corporation 40,971
21,389 Retail Properties of America, Inc. 286,613
6,368 RLJ Lodging Trust 112,841
714 RMR Group, Inc. 32,587
7,891 RPT Realty 118,681
3,134 Ryman Hospitality Properties 271,592
28,852 Sabra Health Care REIT, Inc. 615,702
1,201 Saul Centers, Inc. 63,389

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
179
Shares Common Stock ( 19.8% ) Value
Real Estate (0.8%) - continued
9,012 SBA Communications Corporation $ 2,171,802
42,226 Service Properties Trust 1,027,359
7,831 Spirit Realty Capital, Inc. 385,129
6,309 St. Joe Company
h,o
125,107
2,372 STAG Industrial, Inc. 74,884
26,839 Store Capital Corporation 999,484
15,495 Summit Hotel Properties, Inc. 191,208
5,935 Terreno Realty Corporation 321,321
4,503 UMH Properties, Inc. 70,832
30,707 Uniti Group, Inc. 252,104
505 Universal Health Realty Income Trust 59,267
4,530 Urstadt Biddle Properties, Inc. 112,525
15,348 VICI Properties, Inc. 392,141
18,056 Washington Prime Group, Inc. 65,724
Total 43,417,456
Utilities (0.2%)
13,333 Alliant Energy Corporation 729,582
6,332 Artesian Resources Corporation 235,614
1,216 Chesapeake Utilities Corporation 116,529
11,233 CMS Energy Corporation 705,882
5,951 Consolidated Water Company, Ltd. 97,001
2,370 DTE Energy Company 307,792
7,477 Entergy Corporation 895,745
113,636 Exelon Corporation 5,180,665
4,233 IDACORP, Inc. 452,084
2,045 Middlesex Water Company 130,001
9,136 New Jersey Resources Corporation 407,192
6,482 NorthWestern Corporation 464,565
3,045 Otter Tail Corporation 156,178
15,162 PNM Resources, Inc. 768,865
8,664 Public Service Enterprise Group, Inc. 511,609
2,522 Southwest Gas Holdings, Inc. 191,596
7,754 Spire, Inc. 645,986
3,315 Unitil Corporation 204,933
Total 12,201,819
Total Common Stock
(cost $765,123,128) 1,051,489,892
Shares
Collateral Held for Securities Loaned
( 0.2% ) Value
11,360,941 Thrivent Cash Management Trust 11,360,941
Total Collateral Held for Securities
Loaned
(cost $11,360,941) 11,360,941
Shares or
Principal
Amount Short-Term Investments ( 12.3% ) Value
Federal Home Loan Bank Discount
Notes
400,000 1.550%, 1/3/2020
p,q
399,983
9,800,000 1.520%, 1/7/2020
p,q
9,797,945
700,000 1.550%, 1/8/2020
p,q
699,824
200,000 1.535%, 1/16/2020
p,q
199,882
7,300,000 1.568%, 1/29/2020
p,q
7,291,733
6,000,000 1.544%, 2/12/2020
p,q
5,989,613
300,000 1.570%, 2/19/2020
p,q
299,392
8,400,000 1.570%, 2/26/2020
p,q
8,380,493
1,800,000 1.570%, 3/4/2020
p,q
1,795,164
2,300,000 1.540%, 3/10/2020
p,q
2,293,223
Thrivent Core Short-Term Reserve
Fund
61,426,367 1.970% 614,263,672
Shares or
Principal
Amount Short-Term Investments ( 12.3% ) Value
U.S. Treasury Bills
400,000 1.622%, 1/16/2020
p
$ 399,783
Total Short-Term Investments (cost
$651,807,946) 651,810,707
Total Investments (cost
$5,244,301,210) 108.5% $5,762,735,155
Other Assets and Liabilities, Net
(8.5%) (449,385,770)
Total Net Assets 100.0% $5,313,349,385
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2019. The rates of certain variable rate
securities are based on a published reference rate and spread;
these may vary by security and the reference rate and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of December 31, 2019, the value of these investments was $255,757,817 or 4.8% of total net assets.
h All or a portion of the security is on loan.
i All or a portion of the security is insured or guaranteed.
j Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
k Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of December
31, 2019.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m Defaulted security.  Interest is not being accrued.
n In bankruptcy.  Interest is not being accrued.
o Non-income producing security.
p The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
q All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
180
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of December 31, 2019:
Securities Lending Transactions
Long-Term Fixed Income $ 2,355,412
Common Stock 8,577,304
Total lending $10,932,716
Gross amount payable upon return of
collateral for securities loaned $11,360,941
Net amounts due to counterparty $428,225
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S.
depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
CMT 3M - Constant Maturity Treasury Yield 3 Month
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
181
Principal
Amount Bank Loans ( 26.1% )
a
Value
Basic Materials (1.3%)
Arch Coal, Inc., Term Loan
$ 550,101
4.549%,  (LIBOR 1M +
2.750%), 3/7/2024
b
$ 525,346
Ball Metalpack Finco , LLC, Term
Loan
83,725
6.409%,  (LIBOR 3M +
4.500%), 7/31/2025
b
73,469
Big River Steel, LLC, Term Loan
332,350
6.945%,  (LIBOR 3M +
5.000%), 8/23/2023
b
331,519
Chemours Company, Term Loan
550,200
3.550%,  (LIBOR 1M +
1.750%), 4/3/2025
b
536,445
Momentive Performance Materials
USA, LLC, Term Loan
291,535
5.050%,  (LIBOR 1M +
3.250%), 5/15/2024
b
289,532
Nouryon USA LLC, Term Loan
193,431
4.960%,  (LIBOR 1M +
3.250%), 10/1/2025
b
193,270
Peabody Energy Corporation, Term
Loan
388,087
4.549%,  (LIBOR 1M +
2.750%), 3/31/2025
b
339,254
Pixelle Specialty Solutions, LLC, Term
Loan
371,250
7.799%,  (LIBOR 1M + 6.000%),
10/31/2024
b
361,041
Univar Solutions USA, Inc., Term
Loan
125,000
3.799%,  (LIBOR 1M +
2.000%), 11/22/2026
b
125,438
Total 2,775,314
Capital Goods (2.2%)
Advanced Disposal Services, Inc.,
Term Loan
576,661
3.853%,  (LIBOR 1W +
2.250%), 11/10/2023
b
578,391
BWAY Holding Company, Term Loan
437,921
5.234%,  (LIBOR 3M +
3.250%), 4/3/2024
b
436,007
Flex Acquisition Company, Inc. Term
Loan
613,770
5.349%,  (LIBOR 3M +
3.250%), 6/29/2025
b,c,d
608,271
GFL Environmental, Inc., Term Loan
922,745
4.799%,  (LIBOR 1M +
3.000%), 5/31/2025
b
923,400
Natgasoline , LLC, Term Loan
371,250
5.438%,  (LIBOR 3M +
3.500%), 11/14/2025
b,e
372,642
Navistar, Inc., Term Loan
628,800
5.240%,  (LIBOR 1M +
3.500%), 11/6/2024
b
626,178
TransDigm , Inc., Term Loan
461,477
4.299%,  (LIBOR 1M +
2.500%), 6/9/2023
b
462,728
Principal
Amount Bank Loans ( 26.1% )
a
Value
Capital Goods (2.2%) - continued
Vertiv Group Corporation, Term Loan
$ 883,352
5.927%,  (LIBOR 1M +
4.000%), 11/15/2023
b
$ 880,357
Total 4,887,974
Communications Services (5.9%)
Altice France SA, Term Loan
258,375
4.549%,  (LIBOR 1M +
2.750%), 7/31/2025
b
256,168
CenturyLink, Inc., Term Loan
1,481,541
4.549%,  (LIBOR 1M +
2.750%), 1/31/2025
b
1,486,727
CommScope Inc., Term Loan
788,025
5.049%,  (LIBOR 1M +
3.250%), 4/4/2026
b
792,209
CSC Holdings, LLC, Term Loan
472,875
3.990%,  (LIBOR 1M +
2.250%), 7/17/2025
b
473,140
1,155,000
4.240%,  (LIBOR 1M +
2.500%), 4/15/2027
b
1,158,846
Diamond Sports Group, LLC, Term
Loan
773,063
5.030%,  (LIBOR 1M +
3.250%), 8/24/2026
b
771,455
Entercom Media Corporation, Term
Loan
380,000
0.000%,  (LIBOR 1M +
2.500%), 11/17/2024
b,c,d
382,375
Frontier Communications
Corporation, Term Loan
767,288
5.550%,  (LIBOR 1M +
3.750%), 6/15/2024
b
769,950
HCP Acquisition, LLC, Term Loan
592,067
4.799%,  (LIBOR 1M +
3.000%), 5/16/2024
b
593,547
Intelsat Jackson Holdings SA, Term
Loan
500,000
5.682%,  (LIBOR 3M +
3.750%), 11/27/2023
b
500,445
Mediacom Illinois, LLC, Term Loan
289,838
3.380%,  (LIBOR 1W +
1.750%), 2/15/2024
b
290,562
NEP Group, Inc., Term Loan
613,800
5.049%,  (LIBOR 1M +
3.250%), 10/20/2025
b
601,782
SBA Senior Finance II, LLC, Term
Loan
413,949
3.550%,  (LIBOR 1M +
1.750%), 4/11/2025
b
415,158
Sprint Communications, Inc., Term
Loan
1,035,713
4.313%,  (LIBOR 1M +
2.500%), 2/3/2024
b
1,025,614
648,450
4.813%,  (LIBOR 1M +
3.000%), 2/3/2024
b
645,208
Terrier Media Buyer, Inc., Term Loan
375,000
0.000%,  (LIBOR 1M +
4.250%), 12/17/2026
b,c,d
378,518
TNS, Inc., Term Loan
464,656
5.930%,  (LIBOR 3M +
4.000%), 8/14/2022
b,e
450,717

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
182
Principal
Amount Bank Loans ( 26.1% )
a
Value
Communications Services (5.9%) - continued
Virgin Media Bristol, LLC, Term Loan
$ 1,010,000
4.240%,  (LIBOR 1M +
2.500%), 1/31/2028
b
$ 1,015,686
WideOpenWest Finance, LLC, Term
Loan
464,313
5.030%,  (LIBOR 1M +
3.250%), 8/19/2023
b
460,445
Windstream Services, LLC, Term
Loan
325,000
4.300%,  (LIBOR 1M +
2.500%), 2/26/2021
b
324,493
183,591
9.750%,  (PRIME + 5.000%),
3/30/2021
b,f
175,372
Total 12,968,417
Consumer Cyclical (4.0%)
1011778 B.C., LLC, Term Loan
1,095,000
0.000%,  (LIBOR 1M +
1.750%), 11/19/2026
b,c,d
1,096,084
Cengage Learning, Inc., Term Loan
455,118
6.049%,  (LIBOR 1M +
4.250%), 6/7/2023
b
433,499
Eldorado Resorts, Inc., Term Loan
85,991
4.050%,  (LIBOR 1M +
2.250%), 4/17/2024
b
85,911
Four Seasons Hotels, Ltd., Term Loan
485,000
3.799%,  (LIBOR 1M +
2.000%), 11/30/2023
b
488,094
Golden Entertainment, Inc., Term
Loan
825,075
4.800%,  (LIBOR 1M +
3.000%), 10/20/2024
b
827,138
Golden Nugget, LLC, Term Loan
627,951
4.692%,  (LIBOR 3M +
2.750%), 10/4/2023
b
629,521
LCPR Loan Financing, LLC, Term
Loan
965,000
6.740%,  (LIBOR 1M + 5.000%),
10/25/2026
b
975,856
Mohegan Gaming and
Entertainment, Term Loan
524,627
5.799%,  (LIBOR 1M +
4.000%), 10/13/2023
b
504,764
Scientific Games International, Inc.,
Term Loan
1,568,238
4.549%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,570,857
Staples, Inc., Term Loan
213,925
6.191%,  (LIBOR 1M + 4.500%),
9/12/2024
b
210,316
691,800
6.691%,  (LIBOR 1M +
5.000%), 4/12/2026
b,c,d
679,092
Stars Group Holdings BV, Term Loan
794,691
5.445%,  (LIBOR 3M +
3.500%), 7/10/2025
b
800,954
Tenneco, Inc., Term Loan
292,050
4.799%,  (LIBOR 1M +
3.000%), 10/1/2025
b
285,053
Principal
Amount Bank Loans ( 26.1% )
a
Value
Consumer Cyclical (4.0%) - continued
Wyndham Hotels & Resorts, Inc.,
Term Loan
$ 335,750
3.549%,  (LIBOR 1M +
1.750%), 5/30/2025
b
$ 337,247
Total 8,924,386
Consumer Non-Cyclical (5.5%)
Air Medical Group Holdings, Inc.,
Term Loan
1,367,100
5.035%,  (LIBOR 1M +
3.250%), 4/28/2022
b
1,336,121
166,600
6.049%,  (LIBOR 1M +
4.250%), 3/14/2025
b
161,185
Albertson's LLC, Term Loan
1,306,725
4.549%,  (LIBOR 1M +
2.750%), 8/17/2026
b,c,d
1,317,218
Bausch Health Companies, Inc.,
Term Loan
932,380
4.740%,  (LIBOR 1M + 3.000%),
6/1/2025
b
937,042
Chobani , LLC, Term Loan
461,435
5.299%,  (LIBOR 1M +
3.500%), 10/10/2023
b
461,320
Diamond BC BV, Term Loan
480,200
4.927%,  (LIBOR 3M +
3.000%), 9/6/2024
b
469,155
Endo International plc, Term Loan
1,231,793
6.063%,  (LIBOR 1M +
4.250%), 4/27/2024
b
1,176,363
Energizer Holdings, Inc., Term Loan
191,400
4.000%,  (LIBOR 1M +
2.250%), 1/2/2026
b
192,194
Grifols Worldwide Operations USA,
Inc., Term Loan
425,000
0.000%,  (LIBOR 1M +
2.000%), 11/15/2027
b,c,d
428,319
JBS USA LUX SA, Term Loan
755,000
3.799%,  (LIBOR 1M +
2.000%), 5/1/2026
b,c,d
759,402
Mallinckrodt International Finance
SA, Term Loan
697,774
4.909%,  (LIBOR 3M +
3.000%), 2/24/2025
b
564,325
McGraw-Hill Global Education
Holdings, LLC, Term Loan
1,124,117
5.799%,  (LIBOR 1M +
4.000%), 5/4/2022
b
1,071,969
MPH Acquisition Holdings, LLC, Term
Loan
1,241,682
4.695%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,222,387
Ortho-Clinical Diagnostics SA, Term
Loan
1,166,058
5.306%,  (LIBOR 3M +
3.250%), 6/1/2025
b,c,d
1,151,238
Plantronics, Inc., Term Loan
526,185
4.299%,  (LIBOR 1M +
2.500%), 7/2/2025
b
513,556
R.R. Donnelley & Sons Company,
Term Loan
79,598
6.799%,  (LIBOR 1M +
5.000%), 1/15/2024
b
79,996

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
183
Principal
Amount Bank Loans ( 26.1% )
a
Value
Consumer Non-Cyclical (5.5%) - continued
Sotera Health Holdings, LLC, Term
Loan
$ 400,000
6.289%,  (LIBOR 3M +
4.500%), 12/13/2026
b
$ 400,876
Total 12,242,666
Energy (1.6%)
BCP Raptor II, LLC, Term Loan
154,225
6.549%,  (LIBOR 1M +
4.750%), 12/19/2025
b
141,887
Calpine Corporation, Term Loan
483,606
4.200%,  (LIBOR 3M +
2.250%), 1/15/2024
b
485,797
CONSOL Energy, Inc., Term Loan
372,188
6.300%,  (LIBOR 1M +
4.500%), 9/28/2024
b
328,456
Consolidated Energy Finance SA,
Term Loan
315,200
4.547%,  (LIBOR 3M +
2.500%), 5/7/2025
b,e
308,896
Fieldwood Energy, LLC, Term Loan
500,000
7.177%,  (LIBOR 3M + 5.250%),
4/11/2022
b,c,d
416,110
McDermott Technology (Americas),
Inc., Term Loan
795,825
6.945%,  (LIBOR 3M +
5.000%), 5/10/2025
b
463,369
Radiate Holdco, LLC, Term Loan
1,278,703
4.799%,  (LIBOR 1M +
3.000%), 2/1/2024
b
1,282,539
Total 3,427,054
Financials (3.5%)
Avolon TLB Borrower 1 US, LLC, Term
Loan
626,140
3.515%,  (LIBOR 1M +
1.750%), 1/15/2025
b
629,791
Blackstone CQP Holdco, LP, Term
Loan
308,450
5.408%,  (LIBOR 3M +
3.500%), 9/30/2024
b
309,656
Cyxtera DC Holdings, Inc., Term Loan
586,963
4.740%,  (LIBOR 1M + 3.000%),
5/1/2024
b
516,163
80,000
8.990%,  (LIBOR 1M + 7.250%),
5/1/2025
b
48,178
Digicel International Finance, Ltd.,
Term Loan
832,961
5.340%,  (LIBOR 3M +
3.250%), 5/27/2024
b
740,919
GGP Nimbus, LLC, Term Loan
883,813
4.299%,  (LIBOR 1M +
2.500%), 8/24/2025
b
877,369
Grizzly Finco , Term Loan
513,699
5.349%,  (LIBOR 3M +
3.250%), 10/1/2025
b,c,d
513,915
Harland Clarke Holdings Corporation,
Term Loan
712,811
6.695%,  (LIBOR 3M +
4.750%), 11/3/2023
b
565,794
Principal
Amount Bank Loans ( 26.1% )
a
Value
Financials (3.5%) - continued
Level 3 Financing Inc., Term Loan
$ 635,000
3.549%,  (LIBOR 1M +
1.750%), 3/1/2027
b
$ 636,988
MoneyGram International, Inc., Term
Loan
347,075
7.799%,  (LIBOR 1M + 6.000%),
6/30/2023
b,e
312,367
NCR Corporation, Term Loan
528,675
4.300%,  (LIBOR 1M +
2.500%), 8/28/2026
b,e
533,962
Sable International Finance, Ltd.,
Term Loan
1,386,347
5.049%,  (LIBOR 1M +
3.250%), 1/31/2026
b
1,393,930
Tronox Finance, LLC, Term Loan
649,276
4.610%,  (LIBOR 3M +
2.750%), 9/22/2024
b
650,088
Total 7,729,120
Technology (1.8%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
962,588
5.299%,  (LIBOR 1M +
3.500%), 8/21/2026
b
967,054
Prime Security Services Borrower,
LLC, Term Loan
1,456,350
4.944%,  (LIBOR 1M +
3.250%), 9/23/2026
b,c,d
1,459,263
Rackspace Hosting, Inc., Term Loan
1,290,238
4.902%,  (LIBOR 3M +
3.000%), 11/3/2023
b
1,250,279
SS&C Technologies Holdings Europe
SARL, Term Loan
161,576
4.049%,  (LIBOR 1M +
2.250%), 4/16/2025
b
162,616
SS&C Technologies, Inc., Term Loan
233,036
4.049%,  (LIBOR 1M +
2.250%), 4/16/2025
b
234,537
Total 4,073,749
Utilities (0.3%)
Core and Main, LP, Term Loan
411,600
4.530%,  (LIBOR 3M +
2.750%), 8/1/2024
b
411,427
EnergySolutions , LLC, Term Loan
290,575
5.695%,  (LIBOR 3M +
3.750%), 5/11/2025
b
273,777
Total 685,204
Total Bank Loans
(cost $58,674,485) 57,713,884
Principal
Amount Long-Term Fixed Income ( 51.3% ) Value
Asset-Backed Securities (4.4%)
Apidos CLO XXIV
460,000
3.416%,  (LIBOR 3M + 1.450%),
10/20/2030, Ser. 2016-24A,
Class A1BR
b,g
455,815

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
184
Principal
Amount Long-Term Fixed Income ( 51.3% ) Value
Asset-Backed Securities (4.4%) - continued
Assurant CLO III, Ltd.
$ 450,000
3.196%,  (LIBOR 3M +
1.230%), 10/20/2031, Ser.
2018-2A, Class A
b,g
$ 448,241
Babson CLO, Ltd.
650,000
4.866%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,g
621,741
Bayview Opportunity Master Fund
Trust
140,297
3.228%,  8/28/2034, Ser.
2019-LT1, Class A1
g
140,325
Benefit Street Partners CLO IV, Ltd.
250,000
3.716%,  (LIBOR 3M + 1.750%),
1/20/2029, Ser. 2014-IVA,
Class A2RR
b,g
250,042
Business Jet Securities, LLC
295,048
4.447%,  6/15/2033, Ser.
2018-2, Class A
g
299,345
Cent CLO, LP
875,000
4.240%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
857,656
College Ave Student Loans, LLC
196,292
3.442%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,g
195,892
Foundation Finance Trust
150,371
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
151,021
Harley Marine Financing, LLC
260,417
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
230,469
Madison Park Funding XIV, Ltd.
425,000
3.353%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
421,079
Myers Park CLO, Ltd.
425,000
3.366%,  (LIBOR 3M +
1.400%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
420,241
OHA Credit Funding 1, Ltd.
360,000
3.416%,  (LIBOR 3M + 1.450%),
10/20/2030, Ser. 2018-1A,
Class A2
b,g
357,026
OZLM Funding II, Ltd.
710,000
3.436%,  (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,g
705,364
OZLM IX, Ltd.
550,000
3.516%,  (LIBOR 3M + 1.550%),
10/20/2031, Ser. 2014-9A,
Class A1BR
b,g
544,595
Palmer Square Loan Funding, Ltd.
250,000
4.216%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,g
245,968
Park Avenue Institutional Advisers
CLO, Ltd.
700,000
3.466%,  (LIBOR 3M +
1.500%), 10/20/2031, Ser.
2018-1A, Class A1B
b,g
692,607
Principal
Amount Long-Term Fixed Income ( 51.3% ) Value
Asset-Backed Securities (4.4%) - continued
Pretium Mortgage Credit Partners,
LLC
$ 581,413
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
g,h
$ 579,319
Riserva CLO, Ltd.
375,000
3.703%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,g
374,823
Saxon Asset Securities Trust
51,602
3.624%,  8/25/2035, Ser.
2004-2, Class MF2
b
50,145
Sound Point CLO X, Ltd.
375,000
4.666%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,g
358,775
Sound Point CLO XXI, Ltd.
700,000
3.386%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,g
691,041
THL Credit Wind River CLO, Ltd.
325,000
4.836%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
315,038
Vericrest Opportunity Loan
Transferee
411,379
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
g,h
411,174
Total 9,817,742
Basic Materials (0.7%)
Anglo American Capital plc
74,000 4.125%,  9/27/2022
g
76,937
BHP Billiton Finance USA, Ltd.
75,000 6.750%,  10/19/2075
b,g
88,063
Chemours Company
130,000 6.625%,  5/15/2023 130,498
First Quantum Minerals, Ltd.
240,000 7.500%,  4/1/2025
g
245,400
Kinross Gold Corporation
38,000 5.125%,  9/1/2021 39,520
Krayton Polymers, LLC
110,000 7.000%,  4/15/2025
g
113,300
Novelis Corporation
230,000 5.875%,  9/30/2026
g
244,744
Olin Corporation
200,000 5.125%,  9/15/2027 208,500
Peabody Securities Finance
Corporation
170,000 6.375%,  3/31/2025
g
156,400
Syngenta Finance NV
75,000 3.933%,  4/23/2021
g
76,263
Tronox Finance plc
130,000 5.750%,  10/1/2025
g
132,433
Xstrata Finance Canada, Ltd.
57,000 4.950%,  11/15/2021
g
59,609
Total 1,571,667
Capital Goods (1.8%)
AECOM
260,000 5.125%,  3/15/2027 279,500

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
185
Principal
Amount Long-Term Fixed Income ( 51.3% ) Value
Capital Goods (1.8%) - continued
Amsted Industries, Inc.
$ 150,000 5.625%,  7/1/2027
g
$ 159,000
Ardagh Packaging Finance plc
220,000 6.000%,  2/15/2025
g
230,725
Bombardier, Inc.
340,000 7.500%,  3/15/2025
g
350,622
Building Materials Corporation of
America
175,000 6.000%,  10/15/2025
g
183,969
Caterpillar Financial Services
Corporation
62,000 1.850%,  9/4/2020 61,971
55,000 1.900%,  9/6/2022 55,083
Cemex SAB de CV
220,000 5.450%,  11/19/2029
g
229,900
Cintas Corporation No. 2
57,000 2.900%,  4/1/2022 58,123
CNH Industrial Capital, LLC
60,000 4.875%,  4/1/2021 61,950
Covanta Holding Corporation
120,000 6.000%,  1/1/2027 126,600
Crown Americas Capital Corporation
IV
120,000 4.500%,  1/15/2023 126,150
Crown Cork & Seal Company, Inc.
170,000 7.375%,  12/15/2026 201,875
General Electric Company
133,000 5.000%,  1/21/2021
b,i
130,268
H&E Equipment Services, Inc.
220,000 5.625%,  9/1/2025 230,450
L3Harris Technologies, Inc.
75,000 4.950%,  2/15/2021
g
76,833
Lockheed Martin Corporation
35,000 2.500%,  11/23/2020 35,182
Owens-Brockway Glass Container,
Inc.
270,000 5.000%,  1/15/2022
g
280,257
Parker-Hannifin Corporation
71,000 2.700%,  6/14/2024 72,475
Republic Services, Inc.
34,000 2.500%,  8/15/2024 34,359
Reynolds Group Issuer, Inc.
240,000 5.125%,  7/15/2023
g
245,700
Rockwell Collins, Inc.
42,000 2.800%,  3/15/2022 42,722
Roper Technologies, Inc.
60,000 2.800%,  12/15/2021 60,876
39,000 2.350%,  9/15/2024 39,188
Textron Financial Corporation
200,000
3.645%,  (LIBOR 3M +
1.735%), 2/15/2042
b,g
159,000
United Rentals North America, Inc.
170,000 5.500%,  7/15/2025 176,641
60,000 4.625%,  10/15/2025 61,686
40,000 4.875%,  1/15/2028 41,649
United Technologies Corporation
80,000 3.950%,  8/16/2025 87,202
Waste Management, Inc.
34,000 2.950%,  6/15/2024 35,108
Total 3,935,064
Principal
Amount Long-Term Fixed Income ( 51.3% ) Value
Collateralized Mortgage Obligations (9.9%)
Alternative Loan Trust 2007-6
$ 189,249
5.750%,  4/25/2047, Ser.
2007-6, Class A4 $ 164,047
Antler Mortgage Trust
350,000
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
g
351,652
1,075,000
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
g
1,081,965
Banc of America Funding Trust
344,468
5.500%,  1/25/2036, Ser.
2005-8, Class 1A1 331,405
Banc of America Mortgage Securities
Trust
360,245
3.986%,  9/25/2035, Ser.
2005-H, Class 3A1
b
357,011
381,181
6.000%,  5/25/2036, Ser.
2006-1, Class A5 374,566
Bear Stearns Adjustable Rate
Mortgage Trust
142,866
3.971%,  1/25/2034, Ser.
2003-8, Class 5A
b
143,305
63,879
4.270%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
65,494
Bellemeade Re 2018-1, Ltd.
653,081
3.392%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
653,973
Cascade Funding Mortgage Trust
177,615
4.580%,  6/25/2048, Ser.
2018-RM1, Class A1
g
177,293
ChaseFlex Trust
245,538
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 242,687
CHL Mortgage Pass-Through Trust
246,861
3.447%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
225,687
153,805
3.855%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
151,382
112,711
6.000%,  4/25/2037, Ser.
2007-3, Class A18 92,280
CIM Trust
230,454
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
240,563
Citigroup Mortgage Loan Trust, Inc.
486,093
4.738%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
483,388
Countrywide Alternative Loan Trust
199,870
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 187,513
80,434
5.750%,  8/25/2035, Ser.
2005-28CB, Class 2A5 72,510
85,817
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 81,309
29,934
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 28,742
43,557
6.000%,  1/25/2037, Ser.
2006-39CB, Class 1A16 43,767
Countrywide Home Loan Mortgage
Pass Through Trust
130,170
3.625%,  11/25/2035, Ser.
2005-22, Class 2A1
b
117,859

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
186
Principal
Amount Long-Term Fixed Income ( 51.3% ) Value
Collateralized Mortgage Obligations (9.9%) -
continued
Credit Suisse Mortgage Capital
Certificates
$ 489,789
3.322%,  10/25/2058, Ser.
2019-RPL8, Class A1
b,g
$ 490,227
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
189,206
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 194,077
Eagle Re, Ltd.
750,000
3.592%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,g
751,053
Federal Home Loan Mortgage
Corporation
896,567
3.500%,  8/15/2035, Ser.
345, Class C8
j
111,901
Federal Home Loan Mortgage
Corporation - REMIC
824,634
3.000%,  5/15/2027, Ser.
4046, Class GI
j
54,706
659,318
3.000%,  7/15/2027, Ser.
4084, Class NI
j
47,954
925,999
3.500%,  10/15/2032, Ser.
4119, Class KI
j
118,568
993,759
3.000%,  4/15/2033, Ser.
4203, Class DI
j
79,443
Federal National Mortgage
Association - REMIC
603,869
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
45,093
924,996
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
60,976
1,391,470
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
89,579
2,009,541
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
143,932
1,194,782
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
81,950
524,434
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
33,886
1,573,217
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
107,247
2,497,036
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
165,826
928,072
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
59,017
1,085,388
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
68,336
568,501
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
67,056
First Horizon Alternative Mortgage
Securities Trust
84,754
4.152%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
83,647
FWD Securitization Trust
454,689
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,g
453,874
Genworth Mortgage Insurance
Corporation
250,000
3.692%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,g
250,907
Principal
Amount Long-Term Fixed Income ( 51.3% ) Value
Collateralized Mortgage Obligations (9.9%) -
continued
GMAC Mortgage Corporation Loan
Trust
$ 85,276
3.994%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
$ 82,806
42,969
2.292%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,k
52,035
15,639
4.037%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
14,814
GSAA Home Equity Trust
76,740
4.484%,  8/25/2034, Ser.
2004-10, Class M2
h
79,364
Home Equity Asset Trust
395,687
3.112%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
395,682
IndyMac INDA Mortgage Loan Trust
900,821
3.882%,  8/25/2036, Ser.
2006-AR1, Class A1
b
869,448
IndyMac INDX Mortgage Loan Trust
122,300
2.002%,  (LIBOR 1M +
0.210%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
115,248
J.P. Morgan Alternative Loan Trust
90,016
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 73,879
J.P. Morgan Mortgage Trust
70,115
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 77,827
91,019
4.257%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
92,994
100,437
4.088%,  6/25/2036, Ser.
2006-A4, Class 2A2
b
90,524
Legacy Mortgage Asset Trust
385,255
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
g
388,871
669,756
3.250%,  11/25/2059, Ser.
2019-GS7, Class A1
g,h
669,996
Long Beach Mortgage Loan Trust
303,964
3.292%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
b
306,623
Master Asset Securitization Trust
443,622
2.292%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
181,211
MASTR Alternative Loans Trust
78,431
5.000%,  1/27/2020, Ser.
2004-10, Class 3A1 77,276
Merrill Lynch Alternative Note Asset
Trust
101,592
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 73,583
Merrill Lynch Mortgage Investors
Trust
213,061
4.326%,  6/25/2035, Ser.
2005-A5, Class M1
b
225,324
Oaktown Re II, Ltd.
147,627
3.342%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,g
147,656

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
187
Principal
Amount Long-Term Fixed Income ( 51.3% ) Value
Collateralized Mortgage Obligations (9.9%) -
continued
Oaktown Re III, Ltd.
$ 601,792
3.192%,  (LIBOR 1M +
1.400%), 7/25/2029, Ser.
2019-1A, Class M1A
b,g
$ 602,552
Preston Ridge Partners Mortgage
Trust, LLC
122,910
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
g,h
123,206
399,135
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
g,h
400,061
582,439
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
581,786
198,265
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
g,h
198,259
Pretium Mortgage Credit Partners,
LLC
281,793
4.213%,  7/25/2060, Ser.
2019-NPL1, Class A1
g,h
282,299
Radnor RE, Ltd.
425,691
3.192%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,g
425,691
RCO 2017-INV1 Trust
258,855
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,g
257,862
RCO Mortgage, LLC
318,014
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
317,575
Renaissance Home Equity Loan Trust
223,445
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
h
122,148
183,010
5.285%,  1/25/2037, Ser.
2006-4, Class AF2
h
92,157
Residential Accredit Loans, Inc. Trust
260,445
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 259,586
99,706
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 93,579
Stanwich Mortgage Loan Trust
246,469
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
g,h
246,025
Starwood Mortgage Residential Trust
309,797
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,g
314,964
Structured Asset Mortgage
Investments, Inc.
180,819
2.102%,  (LIBOR 1M + 0.310%),
12/25/2035, Ser. 2005-AR4,
Class A1
b
184,890
Toorak Mortgage Corporation
550,000
4.375%,  8/25/2021, Ser.
2018-1, Class A1
g,h
552,476
450,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
454,007
Vericrest Opportunity Loan
Transferee
500,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
g,h
498,539
150,000
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
g,h
149,927
Vericrest Opportunity Loan Trust
172,069
3.967%,  3/25/2049, Ser.
2019-NPL3, Class A1
g,h
172,952
Principal
Amount Long-Term Fixed Income ( 51.3% ) Value
Collateralized Mortgage Obligations (9.9%) -
continued
$ 202,269
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
g,h
$ 201,917
800,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
g,h
798,202
Verus Securitization Trust
395,584
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
397,917
Wachovia Asset Securitization, Inc.
173,536
1.848%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,g,k
163,124
WaMu Mortgage Pass Through
Certificates
136,426
3.686%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
133,876
15,975
3.880%,  8/25/2046, Ser.
2006-AR8, Class 1A1
b
15,425
343,058
3.119%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
327,182
79,511
2.979%,  (12 MTA + 0.740%),
1/25/2047, Ser. 2006-AR19,
Class 1A
b
77,360
Washington Mutual Mortgage Pass-
Through Certificates
114,608
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 113,318
Wells Fargo Home Equity Trust
117,247
2.292%,  (LIBOR 1M +
0.500%), 4/25/2034, Ser.
2004-1, Class M1
b
115,568
Total 21,917,244
Commercial Mortgage-Backed Securities (0.6%)
Federal National Mortgage
Association
613,201 4.500%,  5/1/2048 646,451
Federal National Mortgage
Association - ACES
6,993,668
1.468%,  2/25/2031, Ser.
2019-M21, Class X2
b,j
778,834
Total 1,425,285
Communications Services (2.4%)
AMC Networks, Inc.
125,000 5.000%,  4/1/2024 127,500
American Tower Corporation
30,000 2.800%,  6/1/2020 30,086
60,000 3.375%,  5/15/2024 62,264
42,000 2.950%,  1/15/2025 42,910
AT&T, Inc.
144,000 4.450%,  4/1/2024 155,985
CCO Holdings, LLC
275,000 5.500%,  5/1/2026
g
289,781
110,000 5.125%,  5/1/2027
g
116,050
CCOH Safari, LLC
185,000 5.750%,  2/15/2026
g
195,179
Charter Communications Operating,
LLC
98,000 3.579%,  7/23/2020 98,623
40,000 4.500%,  2/1/2024 43,016
34,000 4.908%,  7/23/2025 37,426

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
188
Principal
Amount Long-Term Fixed Income ( 51.3% ) Value
Communications Services (2.4%) - continued
Comcast Corporation
$ 76,000 1.625%,  1/15/2022 $ 75,795
39,000 3.700%,  4/15/2024 41,552
39,000 3.950%,  10/15/2025 42,532
Cox Communications, Inc.
54,000 2.950%,  6/30/2023
g
54,985
Crown Castle International
Corporation
35,000 3.400%,  2/15/2021 35,470
42,000 3.150%,  7/15/2023 43,316
40,000 4.450%,  2/15/2026 43,783
CSC Holdings, LLC
135,000 5.500%,  5/15/2026
g
142,930
Deutsche Telekom International
Finance BV
34,000 2.485%,  9/19/2023
g
34,220
Discovery Communications, LLC
75,000 2.950%,  3/20/2023 76,393
Embarq Corporation
120,000 7.995%,  6/1/2036 126,900
Fox Corporation
73,000 4.030%,  1/25/2024
g
77,778
Frontier Communications
Corporation
200,000 8.000%,  4/1/2027
g
209,000
Gray Escrow, Inc.
215,000 7.000%,  5/15/2027
g
238,919
iHeartCommunications , Inc.
170,000 4.750%,  1/15/2028
g
174,250
Level 3 Financing, Inc.
220,000 5.250%,  3/15/2026 228,800
80,000 4.625%,  9/15/2027
g
81,904
Moody's Corporation
38,000 2.750%,  12/15/2021 38,577
Neptune Finco Corporation
115,000 10.875%,  10/15/2025
g
128,513
Netflix, Inc.
225,000 4.875%,  4/15/2028 233,708
Nexstar Escrow Corporation
73,000 5.625%,  8/1/2024
g
76,103
100,000 5.625%,  7/15/2027
g
105,380
Sirius XM Radio, Inc.
220,000 5.000%,  8/1/2027
g
232,100
Sprint Corporation
405,000 7.625%,  2/15/2025 444,427
Telesat Canada / Telesat , LLC
120,000 4.875%,  6/1/2027
g
122,100
T-Mobile USA, Inc.
340,000 4.500%,  2/1/2026 348,500
Verizon Communications, Inc.
86,000 2.946%,  3/15/2022 87,887
84,000
3.010%,  (LIBOR 3M + 1.100%),
5/15/2025
b
85,925
Viacom, Inc.
58,000 4.250%,  9/1/2023 61,733
85,000 5.875%,  2/28/2057
b
88,400
Virgin Media Secured Finance plc
200,000 5.500%,  8/15/2026
g
210,000
Principal
Amount Long-Term Fixed Income ( 51.3% ) Value
Communications Services (2.4%) - continued
Vodafone Group plc
$ 51,000 3.750%,  1/16/2024 $ 53,906
Total 5,244,606
Consumer Cyclical (2.5%)
1011778 B.C., ULC
230,000 4.375%,  1/15/2028
g
230,575
Allison Transmission, Inc.
245,000 5.000%,  10/1/2024
g
250,819
American Honda Finance
Corporation
57,000 2.000%,  2/14/2020 56,998
55,000 2.050%,  1/10/2023 55,207
BMW Finance NV
40,000 2.250%,  8/12/2022
g
40,166
Brookfield Property REIT, Inc.
110,000 5.750%,  5/15/2026
g
116,050
Brookfield Residential Properties,
Inc.
235,000 6.250%,  9/15/2027
g
247,925
Cinemark USA, Inc.
230,000 4.875%,  6/1/2023 233,737
D.R. Horton, Inc.
62,000 2.550%,  12/1/2020 62,270
Daimler Finance North America, LLC
39,000 2.550%,  8/15/2022
g
39,273
Ford Motor Credit Company, LLC
57,000 3.336%,  3/18/2021 57,418
75,000 5.596%,  1/7/2022 79,011
73,000 3.350%,  11/1/2022 73,703
33,000 4.063%,  11/1/2024 33,656
General Motors Financial Company,
Inc.
57,000 2.650%,  4/13/2020 57,071
57,000 4.375%,  9/25/2021 59,052
37,000 4.200%,  11/6/2021 38,354
38,000 3.150%,  6/30/2022 38,715
80,000 3.950%,  4/13/2024 83,584
Hanesbrands, Inc.
170,000 4.875%,  5/15/2026
g
179,987
Harley-Davidson Financial Services,
Inc.
54,000 4.050%,  2/4/2022
g
55,732
Hilton Domestic Operating Company,
Inc.
230,000 4.875%,  1/15/2030 243,663
Home Depot, Inc.
35,000 2.625%,  6/1/2022 35,695
Hyundai Capital America
51,000 3.000%,  6/20/2022
g
51,543
L Brands, Inc.
129,000 6.694%,  1/15/2027 129,000
Landry's, Inc.
120,000 6.750%,  10/15/2024
g
124,200
Lennar Corporation
57,000 2.950%,  11/29/2020 57,142
22,000 4.125%,  1/15/2022 22,550
270,000 4.500%,  4/30/2024 285,187
Live Nation Entertainment, Inc.
120,000 5.625%,  3/15/2026
g
127,800
135,000 4.750%,  10/15/2027
g
139,725

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
189
Principal
Amount Long-Term Fixed Income ( 51.3% ) Value
Consumer Cyclical (2.5%) - continued
Macy's Retail Holdings, Inc.
$ 10,000 3.875%,  1/15/2022 $ 10,188
30,000 2.875%,  2/15/2023 29,889
Mattamy Group Corporation
195,000 5.250%,  12/15/2027
g
202,800
McDonald's Corporation
72,000 3.350%,  4/1/2023 74,949
MGM Resorts International
170,000 6.000%,  3/15/2023 186,575
220,000 5.750%,  6/15/2025 246,400
Prime Security Services Borrower,
LLC
240,000 5.750%,  4/15/2026
g
260,851
Ralph Lauren Corporation
35,000 2.625%,  8/18/2020 35,133
Ryman Hospitality Properties, Inc.
130,000 4.750%,  10/15/2027
g
134,225
Scientific Games International, Inc.
110,000 5.000%,  10/15/2025
g
115,225
40,000 7.000%,  5/15/2028
g
42,800
ServiceMaster Company, LLC
220,000 5.125%,  11/15/2024
g
228,250
Six Flags Entertainment Corporation
100,000 4.875%,  7/31/2024
g
103,625
120,000 5.500%,  4/15/2027
g
127,950
Staples, Inc.
120,000 7.500%,  4/15/2026
g
124,500
Viking Cruises, Ltd.
160,000 5.875%,  9/15/2027
g
171,000
Visa, Inc.
35,000 2.200%,  12/14/2020 35,124
Volkswagen Group of America
Finance, LLC
63,000 4.250%,  11/13/2023
g
67,090
Yum! Brands, Inc.
60,000 4.750%,  1/15/2030
g
62,850
Total 5,565,232
Consumer Non-Cyclical (2.7%)
Abbott Laboratories
76,000 2.550%,  3/15/2022 77,213
40,000 3.400%,  11/30/2023 42,044
AbbVie, Inc.
38,000 2.900%,  11/6/2022 38,762
81,000 2.300%,  11/21/2022
g
81,384
120,000 3.600%,  5/14/2025 126,558
Albertson's Companies, LLC
240,000 6.625%,  6/15/2024 251,198
Allergan, Inc.
34,000 2.800%,  3/15/2023 34,248
Altria Group, Inc.
34,000 3.800%,  2/14/2024 35,759
36,000 4.400%,  2/14/2026 39,081
Anheuser-Busch Companies, LLC
36,000 3.650%,  2/1/2026 38,349
Anheuser-Busch InBev Finance, Inc.
34,000 3.300%,  2/1/2023 35,200
Anheuser-Busch InBev Worldwide,
Inc.
59,000 4.150%,  1/23/2025 64,188
Principal
Amount Long-Term Fixed Income ( 51.3% ) Value
Consumer Non-Cyclical (2.7%) - continued
B&G Foods, Inc.
$ 180,000 5.250%,  9/15/2027 $ 181,800
BAT Capital Corporation
41,000 2.764%,  8/15/2022 41,584
59,000 3.222%,  8/15/2024 60,298
Bausch Health Companies, Inc.
100,000 7.000%,  1/15/2028
g
110,000
30,000 5.000%,  1/30/2028
g
30,792
30,000 5.250%,  1/30/2030
g
31,110
Bayer U.S. Finance II, LLC
38,000 3.500%,  6/25/2021
g
38,685
Becton, Dickinson and Company
72,000 3.363%,  6/6/2024 74,955
Boston Scientific Corporation
72,000 3.450%,  3/1/2024 75,278
Bristol-Myers Squibb Company
59,000 3.625%,  5/15/2024
g
62,307
Bunge, Ltd. Finance Corporation
35,000 3.500%,  11/24/2020 35,435
Centene Corporation
225,000 4.750%,  1/15/2025 233,714
40,000 4.250%,  12/15/2027
g
41,150
90,000 4.625%,  12/15/2029
g
94,847
Cigna Corporation
76,000 4.125%,  11/15/2025 82,391
Conagra Brands, Inc.
38,000 3.800%,  10/22/2021 39,203
38,000 4.300%,  5/1/2024 40,895
Constellation Brands, Inc.
69,000 4.250%,  5/1/2023 73,297
CVS Health Corporation
38,000 2.750%,  12/1/2022 38,597
128,000 3.700%,  3/9/2023 133,251
69,000 4.100%,  3/25/2025 74,012
Energizer Holdings, Inc.
240,000 6.375%,  7/15/2026
g
255,600
Express Scripts Holding Company
38,000 4.750%,  11/15/2021 39,823
Forest Laboratories, LLC
19,000 4.875%,  2/15/2021
g
19,551
General Mills, Inc.
34,000 3.700%,  10/17/2023 35,803
34,000 3.650%,  2/15/2024 35,721
HCA, Inc.
320,000 5.375%,  2/1/2025 353,866
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
g
34,328
JBS USA, LLC
60,000 5.750%,  6/15/2025
g
62,100
240,000 5.500%,  1/15/2030
g
257,784
Kellogg Company
90,000 3.125%,  5/17/2022 92,013
Keurig Dr Pepper, Inc.
84,000 3.551%,  5/25/2021 85,775
Kroger Company
38,000 2.800%,  8/1/2022 38,722
Mead Johnson Nutrition Company
35,000 3.000%,  11/15/2020 35,306
Mondelez International Holdings
Netherlands BV
58,000 2.000%,  10/28/2021
g
57,990

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
190
Principal
Amount Long-Term Fixed Income ( 51.3% ) Value
Consumer Non-Cyclical (2.7%) - continued
Mylan NV
$ 42,000 3.150%,  6/15/2021 $ 42,543
Mylan, Inc.
34,000 4.200%,  11/29/2023 35,978
Par Pharmaceutical, Inc.
110,000 7.500%,  4/1/2027
g
109,450
Pernod Ricard SA
50,000 5.750%,  4/7/2021
g
52,328
Post Holdings, Inc.
85,000 5.500%,  3/1/2025
g
89,038
Reynolds American, Inc.
34,000 4.850%,  9/15/2023 36,839
Scotts Miracle- Gro Company
130,000 4.500%,  10/15/2029
g
132,886
Shire Acquisitions Investments
Ireland Designated Activity
Company
74,000 2.400%,  9/23/2021 74,401
Simmons Foods, Inc.
205,000 5.750%,  11/1/2024
g
206,025
Spectrum Brands, Inc.
170,000 5.750%,  7/15/2025 177,441
50,000 5.000%,  10/1/2029
g
51,625
Teleflex, Inc.
200,000 4.875%,  6/1/2026 209,000
Tenet Healthcare Corporation
50,000 4.625%,  7/15/2024 51,188
170,000 5.125%,  11/1/2027
g
179,563
Teva Pharmaceutical Finance
Netherlands III BV
12,000 2.200%,  7/21/2021 11,621
UnitedHealth Group, Inc.
35,000 3.350%,  7/15/2022 36,236
VRX Escrow Corporation
455,000 6.125%,  4/15/2025
g
470,120
Zimmer Biomet Holdings, Inc.
69,000 3.550%,  4/1/2025 72,699
Zoetis, Inc.
57,000 3.450%,  11/13/2020 57,612
52,000 3.250%,  2/1/2023 53,504
Total 6,012,064
Energy (2.4%)
Alliance Resource Operating
Partners, LP
170,000 7.500%,  5/1/2025
g
154,700
Antero Resources Corporation
140,000 5.125%,  12/1/2022 124,950
80,000 5.625%,  6/1/2023 64,200
Archrock Partners, LP
70,000 6.250%,  4/1/2028
g
72,100
BP Capital Markets America, Inc.
162,000 2.520%,  9/19/2022 164,055
BP Capital Markets plc
38,000 2.315%,  2/13/2020 38,009
Canadian Natural Resources, Ltd.
40,000 2.950%,  1/15/2023 40,782
Canadian Oil Sands, Ltd.
40,000 9.400%,  9/1/2021
g
44,111
Principal
Amount Long-Term Fixed Income ( 51.3% ) Value
Energy (2.4%) - continued
Cheniere Corpus Christi Holdings,
LLC
$ 305,000 7.000%,  6/30/2024 $ 351,479
Cheniere Energy Partners, LP
280,000 5.625%,  10/1/2026 296,100
Chesapeake Energy Corporation
68,000 11.500%,  1/1/2025
g
64,260
Continental Resources, Inc.
21,000 5.000%,  9/15/2022 21,140
60,000 4.500%,  4/15/2023 62,654
Diamondback Energy, Inc.
40,000 2.875%,  12/1/2024 40,429
Enagas SA
355,000 5.500%,  1/15/2028
g
347,900
Enbridge, Inc.
39,000 2.900%,  7/15/2022 39,721
139,000 6.250%,  3/1/2078
b
150,758
Energy Transfer Operating, LP
42,000 4.200%,  9/15/2023 44,073
69,000 5.875%,  1/15/2024 76,337
43,000 6.625%,  2/15/2028
b,i
40,635
EnLink Midstream Partners, LP
220,000 4.850%,  7/15/2026 206,250
Enterprise Products Operating, LLC
105,000 4.875%,  8/16/2077
b
103,687
EOG Resources, Inc.
45,000 2.625%,  3/15/2023 45,811
Hess Corporation
42,000 3.500%,  7/15/2024 42,906
Kinder Morgan Energy Partners, LP
76,000 3.450%,  2/15/2023 78,349
Marathon Petroleum Corporation
34,000 4.750%,  12/15/2023 36,924
MPLX, LP
58,000 4.500%,  7/15/2023 61,601
Murphy Oil Corporation
120,000 5.875%,  12/1/2027 126,000
Nabors Industries, Inc.
180,000 5.750%,  2/1/2025 162,000
Newfield Exploration Company
34,000 5.625%,  7/1/2024 37,331
Occidental Petroleum Corporation
16,000 4.850%,  3/15/2021 16,479
71,000 2.700%,  8/15/2022 71,721
53,000 2.900%,  8/15/2024 53,819
Parsley Energy, LLC
180,000 5.625%,  10/15/2027
g
190,350
Plains All American Pipeline, LP
92,000 5.000%,  2/1/2021 94,109
87,000 6.125%,  11/15/2022
b,i
81,127
21,000 2.850%,  1/31/2023 21,201
Precision Drilling Corporation
50,000 7.750%,  12/15/2023 49,875
80,000 7.125%,  1/15/2026
g
76,000
Sabine Pass Liquefaction, LLC
37,000 6.250%,  3/15/2022 39,740
37,000 5.625%,  4/15/2023 40,248
Southwestern Energy Company
205,000 7.500%,  4/1/2026 189,625

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
191
Principal
Amount Long-Term Fixed Income ( 51.3% ) Value
Energy (2.4%) - continued
Sunoco Logistics Partners
Operations, LP
$ 35,000 4.400%,  4/1/2021 $ 35,835
Sunoco, LP
120,000 5.500%,  2/15/2026 124,500
115,000 5.875%,  3/15/2028 122,108
Targa Resources Partners, LP
120,000 5.375%,  2/1/2027 124,500
Transocean Guardian, Ltd.
160,200 5.875%,  1/15/2024
g
163,804
Viper Energy Partners, LP
170,000 5.375%,  11/1/2027
g
176,800
W&T Offshore, Inc.
200,000 9.750%,  11/1/2023
g
190,750
Western Gas Partners, LP
39,000 4.000%,  7/1/2022 39,960
Williams Partners, LP
54,000 4.000%,  11/15/2021 55,500
WPX Energy, Inc.
155,000 5.750%,  6/1/2026 165,463
60,000 5.250%,  10/15/2027 63,300
Total 5,326,066
Financials (5.7%)
ACE INA Holdings, Inc.
35,000 2.875%,  11/3/2022 35,894
AerCap Ireland Capital, Ltd.
41,000 3.500%,  1/15/2025 42,233
AIG Global Funding
78,000 2.150%,  7/2/2020
g
78,074
Air Lease Corporation
78,000 2.500%,  3/1/2021 78,345
Aircastle , Ltd.
62,000 5.000%,  4/1/2023 66,273
Ally Financial, Inc.
200,000 5.750%,  11/20/2025 223,750
American Express Company
44,000 3.375%,  5/17/2021 44,832
34,000 3.700%,  8/3/2023 35,723
36,000 3.400%,  2/22/2024 37,630
Athene Global Funding
63,000 4.000%,  1/25/2022
g
65,057
Australia and New Zealand Banking
Group, Ltd.
68,000 6.750%,  6/15/2026
b,g,i
77,605
Avolon Holdings Funding, Ltd.
18,000 5.250%,  5/15/2024
g
19,648
BAC Capital Trust XIV
42,000
4.000%,  (LIBOR 3M +
0.400%), 1/21/2020
b,i
38,430
Bank of America Corporation
82,000 2.738%,  1/23/2022
b
82,612
84,000 3.499%,  5/17/2022
b
85,669
65,000 3.004%,  12/20/2023
b
66,566
117,000 3.550%,  3/5/2024
b
121,426
87,000 5.125%,  6/20/2024
b,i
92,029
147,000 3.864%,  7/23/2024
b
154,683
69,000 4.200%,  8/26/2024 74,064
125,000 6.250%,  9/5/2024
b,i
138,906
36,000 3.458%,  3/15/2025
b
37,580
Principal
Amount Long-Term Fixed Income ( 51.3% ) Value
Financials (5.7%) - continued
Bank of Montreal
$ 103,000 3.300%,  2/5/2024 $ 107,282
Bank of New York Mellon Corporation
76,000 2.600%,  2/7/2022 77,126
Bank of Nova Scotia
42,000
2.406%,  (LIBOR 3M +
0.440%), 4/20/2021
b
42,139
57,000 2.700%,  3/7/2022 57,984
71,000 2.375%,  1/18/2023 72,029
Barclays plc
76,000 4.610%,  2/15/2023
b
79,352
115,000 7.750%,  9/15/2023
b,i
125,637
99,000 4.338%,  5/16/2024
b
104,318
BB&T Corporation
81,000 2.150%,  2/1/2021 81,216
34,000 2.500%,  8/1/2024 34,407
BNP Paribas SA
157,000 7.625%,  3/30/2021
b,g,i
165,635
49,000 2.819%,  11/19/2025
b,g
49,535
BPCE SA
34,000 3.000%,  5/22/2022
g
34,598
Camden Property Trust
34,000 4.875%,  6/15/2023 36,743
Capital One Bank USA NA
51,000 3.375%,  2/15/2023 52,661
Capital One Financial Corporation
115,000 3.050%,  3/9/2022 117,368
Cascades USA, Inc.
120,000 5.125%,  1/15/2026
g
123,300
Central Fidelity Capital Trust I
175,000
3.001%,  (LIBOR 3M +
1.000%), 4/15/2027
b
166,250
CIT Group, Inc.
220,000 4.750%,  2/16/2024 234,850
Citigroup, Inc.
69,000 2.350%,  8/2/2021 69,408
37,000 2.750%,  4/25/2022 37,565
40,000
2.626%,  (LIBOR 3M +
0.690%), 10/27/2022
b
40,314
160,000 2.312%,  11/4/2022
b
160,464
81,000 3.142%,  1/24/2023
b
82,649
84,000 5.000%,  9/12/2024
b,i
87,990
105,000 3.352%,  4/24/2025
b
109,201
42,000 5.950%,  5/15/2025
b,i
45,832
CNA Financial Corporation
32,000 5.750%,  8/15/2021 33,818
36,000 3.950%,  5/15/2024 38,446
Commonwealth Bank of Australia
75,000 2.250%,  3/10/2020
g
75,040
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
74,000 3.950%,  11/9/2022 77,332
Credit Agricole SA
37,000 3.375%,  1/10/2022
g
37,848
64,300 8.125%,  12/23/2025
b,g,i
77,964
Credit Suisse Group AG
63,000 7.500%,  12/11/2023
b,g,i
70,796
39,000 2.593%,  9/11/2025
b,g
39,109
Credit Suisse Group Funding
(Guernsey), Ltd.
114,000 3.800%,  9/15/2022 118,629

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
192
Principal
Amount Long-Term Fixed Income ( 51.3% ) Value
Financials (5.7%) - continued
Danske Bank AS
$ 56,000 5.000%,  1/12/2022
g
$ 58,779
Deutsche Bank AG
42,000 2.700%,  7/13/2020 42,029
112,000 4.250%,  10/14/2021 115,159
Deutsche Bank AG of New York
40,000 3.950%,  2/27/2023 40,998
Digital Realty Trust, LP
60,000 2.750%,  2/1/2023 60,598
Discover Bank
34,000 4.200%,  8/8/2023 36,134
59,000 2.450%,  9/12/2024 58,815
Fidelity National Financial, Inc.
62,000 5.500%,  9/1/2022 66,724
Fifth Third Bancorp
57,000 2.600%,  6/15/2022 57,700
36,000 3.650%,  1/25/2024 37,933
Five Corners Funding Trust
100,000 4.419%,  11/15/2023
g
108,492
General Electric Capital Corporation
81,000 3.100%,  1/9/2023 82,711
Goldman Sachs Group, Inc.
74,000 5.375%,  5/10/2020
b,i
74,915
76,000 5.250%,  7/27/2021 79,742
55,000
3.080%,  (LIBOR 3M + 1.170%),
11/15/2021
b
55,428
76,000 3.000%,  4/26/2022 76,935
63,000 2.876%,  10/31/2022
b
63,880
39,000
2.942%,  (LIBOR 3M +
1.050%), 6/5/2023
b
39,402
72,000 3.625%,  2/20/2024 75,523
86,000 5.500%,  8/10/2024
b,i
92,020
45,000 4.950%,  2/10/2025
b,i
46,620
61,000 3.272%,  9/29/2025
b
63,096
Guardian Life Global Funding
40,000 2.000%,  4/26/2021
g
40,047
Hartford Financial Services Group,
Inc.
34,000
4.035%,  (LIBOR 3M +
2.125%), 2/12/2047
b,g
32,045
Hospitality Properties Trust
40,000 4.250%,  2/15/2021 40,570
HSBC Holdings plc
114,000 3.400%,  3/8/2021 115,784
76,000 6.875%,  6/1/2021
b,i
79,705
88,000 6.375%,  9/17/2024
b,i
94,710
76,000 3.803%,  3/11/2025
b
79,726
63,000 6.375%,  3/30/2025
b,i
68,512
49,000 2.633%,  11/7/2025
b
49,149
42,000 6.500%,  3/23/2028
b,i
46,200
Huntington Bancshares, Inc.
55,000 3.150%,  3/14/2021 55,673
Icahn Enterprises, LP
75,000 6.750%,  2/1/2024 77,812
105,000 6.375%,  12/15/2025 110,119
ILFC E-Capital Trust II
63,000
4.150%,  (H15T30Y + 1.800%),
12/21/2065
b,g
50,991
ING Groep NV
80,000 6.000%,  4/16/2020
b,i
80,424
66,000 4.100%,  10/2/2023 70,166
Principal
Amount Long-Term Fixed Income ( 51.3% ) Value
Financials (5.7%) - continued
International Lease Finance
Corporation
$ 76,000 5.875%,  8/15/2022 $ 82,762
Iron Mountain, Inc.
64,810 6.000%,  8/15/2023 66,187
165,000 4.875%,  9/15/2027
g
170,362
J.P. Morgan Chase & Company
57,000
2.587%,  (LIBOR 3M +
0.680%), 6/1/2021
b
57,093
91,000 2.776%,  4/25/2023
b
92,402
69,000 3.375%,  5/1/2023 71,666
57,000 5.150%,  5/1/2023
b,i
59,565
71,000
3.166%,  (LIBOR 3M +
1.230%), 10/24/2023
b
72,207
144,000 5.000%,  8/1/2024
b,i
149,760
87,000 3.875%,  9/10/2024 93,071
141,000 4.023%,  12/5/2024
b
150,279
Liberty Mutual Group, Inc.
10,000 5.000%,  6/1/2021
g
10,331
Lincoln National Corporation
65,000 6.250%,  2/15/2020 65,300
40,000
4.262%,  (LIBOR 3M +
2.358%), 5/17/2066
b
35,200
Lloyds Banking Group plc
81,000 3.000%,  1/11/2022 82,274
59,000 2.858%,  3/17/2023
b
59,718
75,000 3.900%,  3/12/2024 79,138
80,000 6.657%,  5/21/2037
b,g,i
95,315
Macquarie Bank, Ltd.
93,000 6.125%,  3/8/2027
b,g,i
96,255
Mitsubishi UFJ Financial Group, Inc.
38,000 2.998%,  2/22/2022 38,712
52,000 2.623%,  7/18/2022 52,685
82,000 3.455%,  3/2/2023 85,008
36,000 3.407%,  3/7/2024 37,518
Mizuho Financial Group, Inc.
52,000 2.721%,  7/16/2023
b
52,600
Morgan Stanley
76,000 2.800%,  6/16/2020 76,281
75,000 5.500%,  7/28/2021 79,005
37,000 2.750%,  5/19/2022 37,666
26,000 4.875%,  11/1/2022 27,854
82,000 3.125%,  1/23/2023 84,284
81,000 4.100%,  5/22/2023 85,509
36,000 2.720%,  7/22/2025
b
36,436
MPT Operating Partnership, LP
110,000 5.500%,  5/1/2024 112,888
120,000 4.625%,  8/1/2029 123,600
Outfront Media Cap, LLC
120,000 4.625%,  3/15/2030
g
122,100
Park Aerospace Holdings, Ltd.
18,000 4.500%,  3/15/2023
g
18,846
PNC Bank NA
75,000 2.450%,  11/5/2020 75,349
PNC Financial Services Group, Inc.
34,000 3.500%,  1/23/2024 35,781
Quicken Loans, Inc.
255,000 5.750%,  5/1/2025
g
263,606
Realty Income Corporation
57,000 5.750%,  1/15/2021 58,636
Regions Financial Corporation
42,000 3.800%,  8/14/2023 44,433

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
193
Principal
Amount Long-Term Fixed Income ( 51.3% ) Value
Financials (5.7%) - continued
Reinsurance Group of America, Inc.
$ 57,000 4.700%,  9/15/2023 $ 61,794
Royal Bank of Canada
74,000 2.125%,  3/2/2020 74,027
41,000 2.250%,  11/1/2024 41,189
Royal Bank of Scotland Group plc
108,000 8.625%,  8/15/2021
b,i
116,780
34,000 6.125%,  12/15/2022 37,196
34,000 6.100%,  6/10/2023 37,412
81,000 4.269%,  3/22/2025
b
85,992
33,000 3.754%,  11/1/2029
b
33,673
Santander UK Group Holdings plc
85,000 2.875%,  8/5/2021 85,792
Simon Property Group, LP
60,000 2.500%,  7/15/2021 60,461
35,000 2.000%,  9/13/2024 34,800
SITE Centers Corporation
21,000 4.625%,  7/15/2022 21,894
Societe Generale SA
48,000 2.625%,  10/16/2024
g
47,975
135,000 8.000%,  9/29/2025
b,g,i
158,625
Standard Chartered plc
60,000 2.744%,  9/10/2022
b,g
60,375
State Street Corporation
41,000 2.354%,  11/1/2025
b
41,141
Sumitomo Mitsui Financial Group,
Inc.
37,000 2.784%,  7/12/2022 37,622
144,000 2.778%,  10/18/2022 146,598
48,000 2.448%,  9/27/2024 48,079
SunTrust Banks, Inc.
35,000 2.900%,  3/3/2021 35,360
Synchrony Financial
15,000
3.132%,  (LIBOR 3M +
1.230%), 2/3/2020
b
15,012
34,000 2.850%,  7/25/2022 34,404
33,000 4.250%,  8/15/2024 35,193
Toronto-Dominion Bank
74,000 2.550%,  1/25/2021 74,540
36,000 3.250%,  3/11/2024 37,665
Truist Financial Corporation
60,000 4.800%,  9/1/2024
b,i
61,950
UBS Group Funding Jersey, Ltd.
74,000 3.000%,  4/15/2021
g
74,972
USB Realty Corporation
84,000
3.148%,  (LIBOR 3M + 1.147%),
1/15/2022
b,g,i
72,450
Ventas Realty, LP
42,000 3.100%,  1/15/2023 42,966
34,000 3.750%,  5/1/2024 35,686
VICI Properties, LP / VICI Note
Company, Inc.
40,000 4.250%,  12/1/2026
g
41,200
40,000 4.625%,  12/1/2029
g
41,800
Wachovia Capital Trust II
50,000
2.501%,  (LIBOR 3M +
0.500%), 1/15/2027
b
47,000
Wells Fargo & Company
35,000 2.100%,  7/26/2021 35,050
38,000 2.625%,  7/22/2022 38,549
69,000 4.125%,  8/15/2023 73,243
Principal
Amount Long-Term Fixed Income ( 51.3% ) Value
Financials (5.7%) - continued
$ 80,000
3.157%,  (LIBOR 3M + 1.230%),
10/31/2023
b
$ 81,423
36,000 3.750%,  1/24/2024 38,024
80,000 2.406%,  10/30/2025
b
80,000
Westpac Banking Corporation
75,000
2.753%,  (LIBOR 3M +
0.850%), 8/19/2021
b
75,672
Total 12,628,396
Mortgage-Backed Securities (15.5%)
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
1,509,123 3.500%,  5/1/2034 1,568,808
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,408,959 3.000%,  8/1/2047 1,441,724
1,053,363 3.500%,  7/1/2049 1,082,324
Federal National Mortgage
Association
1,212,882 3.500%,  10/1/2048 1,256,650
1,375,000 3.500%,  8/1/2049 1,427,955
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
3,100,000 2.500%,  1/1/2035
d
3,126,191
7,252,000 3.000%,  1/1/2035
d
7,429,957
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
12,038,000 3.000%,  1/1/2048
d
12,201,140
2,147,573 4.000%,  7/1/2048 2,238,317
785,000 3.500%,  1/1/2049
d
807,098
1,559,765 3.500%,  8/1/2049 1,603,046
Total 34,183,210
Technology (1.0%)
Apple, Inc.
80,000 2.400%,  1/13/2023 81,281
120,000 3.450%,  5/6/2024 127,337
Baidu, Inc.
40,000 3.000%,  6/30/2020 40,142
Broadcom Corporation
82,000 2.650%,  1/15/2023 82,423
CommScope Technologies Finance,
LLC
195,000 6.000%,  6/15/2025
g
195,220
Dell International, LLC/ EMC
Corporation
54,000 4.000%,  7/15/2024
g
56,529
Diamond 1 Finance Corporation
112,000 5.450%,  6/15/2023
g
121,415
Diamond Sports Group, LLC
230,000 6.625%,  8/15/2027
g,l
223,675
Fiserv, Inc.
73,000 2.750%,  7/1/2024 74,233
Global Payments, Inc.
17,000 2.650%,  2/15/2025 17,061
Harland Clarke Holdings Corporation
120,000 8.375%,  8/15/2022
g
97,800

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
194
Principal
Amount Long-Term Fixed Income ( 51.3% ) Value
Technology (1.0%) - continued
Hewlett Packard Enterprise Company
$ 96,000 3.600%,  10/15/2020 $ 97,086
35,000 2.250%,  4/1/2023 34,942
Intel Corporation
60,000 1.700%,  5/19/2021 59,948
35,000 3.100%,  7/29/2022 36,101
Marvell Technology Group, Ltd.
42,000 4.200%,  6/22/2023 44,326
Microsoft Corporation
76,000 2.400%,  2/6/2022 77,044
NCR Corporation
220,000 6.125%,  9/1/2029
g
238,727
NXP BV/NXP Funding, LLC
51,000 4.875%,  3/1/2024
g
55,581
Oracle Corporation
30,000 2.500%,  5/15/2022 30,381
Panasonic Corporation
52,000 2.536%,  7/19/2022
g
52,427
Plantronics, Inc.
200,000 5.500%,  5/31/2023
g
195,500
Seagate HDD Cayman
18,000 4.250%,  3/1/2022 18,625
SS&C Technologies, Inc.
160,000 5.500%,  9/30/2027
g
170,800
Texas Instruments, Inc.
30,000 1.750%,  5/1/2020 29,982
Total 2,258,586
Transportation (0.6%)
Air Canada Pass Through Trust
10,515 3.875%,  3/15/2023
g
10,603
Boeing Company
70,000 3.100%,  5/1/2026 72,175
CSX Corporation
34,000 3.700%,  11/1/2023 36,082
Delta Air Lines, Inc.
57,000 2.875%,  3/13/2020 57,009
41,000 2.900%,  10/28/2024 41,018
Hertz Corporation
120,000 5.500%,  10/15/2024
g
123,000
90,000 6.000%,  1/15/2028
g
90,000
J.B. Hunt Transport Services, Inc.
35,000 3.300%,  8/15/2022 36,036
NCL Corporation, Ltd.
120,000 3.625%,  12/15/2024
g
121,650
Penske Truck Leasing Company, LP
36,000 3.375%,  2/1/2022
g
36,753
Ryder System, Inc.
78,000 3.500%,  6/1/2021 79,584
Union Pacific Corporation
63,000 3.750%,  7/15/2025 67,487
United Airlines Pass Through Trust
35,000 3.700%,  12/1/2022 35,982
United Continental Holdings, Inc.
230,000 4.875%,  1/15/2025 243,800
XPO Logistics, Inc.
80,000 6.125%,  9/1/2023
g
82,584
Principal
Amount Long-Term Fixed Income ( 51.3% ) Value
Transportation (0.6%) - continued
$ 150,000 6.750%,  8/15/2024
g
$ 162,953
Total 1,296,716
Utilities (1.1%)
Alabama Power Company
38,000 2.450%,  3/30/2022 38,451
Ameren Corporation
35,000 2.700%,  11/15/2020 35,186
40,000 2.500%,  9/15/2024 40,311
Berkshire Hathaway Energy Company
83,000 2.400%,  2/1/2020 83,027
Calpine Corporation
210,000 4.500%,  2/15/2028
g
211,863
CenterPoint Energy, Inc.
40,000 2.500%,  9/1/2022 40,312
34,000 2.500%,  9/1/2024 34,018
Dominion Energy, Inc.
34,000 2.715%,  8/15/2021 34,250
34,000 3.071%,  8/15/2024 34,994
64,000 4.650%,  12/15/2024
b,i
65,291
DTE Energy Company
54,000 3.300%,  6/15/2022 55,254
53,000 2.529%,  10/1/2024 53,208
Duke Energy Corporation
80,000 2.400%,  8/15/2022 80,774
63,000 4.875%,  9/16/2024
b,i
66,059
Edison International
108,000 2.950%,  3/15/2023
l
108,044
21,000 3.550%,  11/15/2024 21,492
Evergy , Inc.
35,000 2.450%,  9/15/2024 35,177
Eversource Energy
43,000 2.500%,  3/15/2021 43,242
Exelon Generation Company, LLC
55,000 2.950%,  1/15/2020 55,009
FirstEnergy Corporation
59,000 2.850%,  7/15/2022 59,935
Georgia Power Company
35,000 2.200%,  9/15/2024 34,972
NextEra Energy Operating Partners,
LP
220,000 3.875%,  10/15/2026
g
220,825
NiSource, Inc.
59,000 3.650%,  6/15/2023 61,423
95,000 5.650%,  6/15/2023
b,i
97,375
Pinnacle West Capital Corporation
40,000 2.250%,  11/30/2020 40,057
PPL Capital Funding, Inc.
69,000 3.950%,  3/15/2024 72,616
PSEG Power, LLC
75,000 3.000%,  6/15/2021 75,839
Public Service Enterprise Group, Inc.
34,000 2.875%,  6/15/2024 34,731
Sempra Energy
15,000 2.400%,  3/15/2020 15,001
80,000 3.550%,  6/15/2024 83,756
Southern Company
37,000 2.350%,  7/1/2021 37,176
TerraForm Power Operating, LLC
225,000 5.000%,  1/31/2028
g
237,895

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
195
Principal
Amount Long-Term Fixed Income ( 51.3% ) Value
Utilities (1.1%) - continued
TransCanada Trust
$ 165,000 5.875%,  8/15/2076
b
$ 177,589
Total 2,385,152
Total Long-Term Fixed Income
(cost $112,365,060) 113,567,030
Shares
Registered Investment Companies
( 17.7% ) Value
Unaffiliated  (3.0%)
6,450 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 83,850
8,685 BlackRock Resources &
Commodities Strategy Trust 70,088
20,000 Invesco Senior Loan ETF 456,400
13,800 Invesco Variable Rate Preferred ETF 356,454
3,915 iShares iBoxx $ High Yield Corporate
Bond ETF 344,285
17,525 iShares S&P U.S. Preferred Stock
Index Fund 658,765
21,822 MFS Intermediate Income Trust 82,924
5,600 SPDR Bloomberg Barclays High Yield
Bond ETF 613,424
16,600 Templeton Global Income Fund 101,758
44,525 Vanguard Short-Term Corporate
Bond ETF 3,607,861
39,063 Western Asset High Income
Opportunity Fund, Inc. 198,049
Total 6,573,858
Affiliated  (14.7%)
3,275,827 Thrivent Core Emerging Markets
Debt Fund 32,561,718
Total 32,561,718
Total Registered Investment
Companies (cost $38,381,032) 39,135,576
Shares Preferred Stock ( 0.9% ) Value
Consumer Staples (0.1%)
5,280 CHS, Inc., 7.100%
b,i
143,827
Total 143,827
Energy (0.1%)
17,735 Crestwood Equity Partners, LP,
9.250%
i
163,694
825 Energy Transfer Operating, LP,
7.600%
b,i
20,889
3,736 Nustar Logistics, LP, 8.734%
b
96,314
Total 280,897
Financials (0.7%)
1,250 Aegon Funding Corporation II,
5.100% 32,437
1,870 Agribank FCB, 6.875%
b,i
201,025
2,400 Allstate Corporation, 5.100%
i
62,736
2,775 AXA Equitable Holdings, Inc.,
5.250%
i,m
72,427
2,200 Bank of America Corporation,
5.000%
i
57,596
2,500 Capital One Financial Corporation,
5.000%
i
62,725
Shares Preferred Stock ( 0.9% ) Value
Financials (0.7%) - continued
1,445 Cobank ACB, 6.250%
b,i
$ 151,725
220 First Tennessee Bank NA, 3.750%
b,g,i
162,250
5,000 GMAC Capital Trust I, 7.695%
b
130,250
1,950 Hartford Financial Services Group,
Inc., 7.875%
b
55,361
1,750 J.P. Morgan Chase & Company,
4.750%
i,l,m
45,063
3,700 Morgan Stanley, 7.125%
b,i
105,857
2,000 Regions Financial Corporation,
5.700%
b,i
55,780
425 Synovus Financial Corporation,
5.875%
b,i
11,348
213 Wells Fargo & Company, Convertible,
7.500%
i
308,850
Total 1,515,430
Total Preferred Stock
(cost $1,855,917) 1,940,154
Shares Common Stock ( 0.1% ) Value
Energy (0.1%)
5,383 Contura Energy, Inc.
m
48,716
8,182 Pacific Drilling SA
m
33,383
Total 82,099
Materials (<0.1%)
3,878 Verso Corporation
m
69,920
Total 69,920
Total Common Stock
(cost $341,135) 152,019
Shares
Collateral Held for Securities Loaned
( 0.1% ) Value
369,820 Thrivent Cash Management Trust 369,820
Total Collateral Held for Securities
Loaned
(cost $369,820) 369,820
Shares or
Principal
Amount Short-Term Investments ( 16.2% ) Value
Federal Home Loan Bank Discount
Notes
400,000 1.550%, 1/8/2020
n,o
399,899
Thrivent Core Short-Term Reserve
Fund
3,539,848 1.970% 35,398,483
Total Short-Term Investments (cost
$35,798,362) 35,798,382
Total Investments (cost
$247,785,811) 112.4% $248,676,865
Other Assets and Liabilities, Net
(12.4%) (27,526,232)
Total Net Assets 100.0% $221,150,633

Opportunity Income Plus Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
196
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
December 31, 2019. The rates of certain variable rate
securities are based on a published reference rate and spread;
these may vary by security and the reference rate and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or delayed
delivery basis.
e Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of December 31, 2019, the value of these investments was $40,704,539 or 18.4% of total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of December
31, 2019.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets.  The principal shown is the
outstanding par amount of the pool as of the end of the period.
The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l All or a portion of the security is on loan.
m Non-income producing security.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Portfolio as of December 31, 2019:
Securities Lending Transactions
Long-Term Fixed Income $ 314,046
Common Stock 41,200
Total lending $355,246
Gross amount payable upon return of
collateral for securities loaned $369,820
Net amounts due to counterparty $14,574
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by
State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
H15T30Y
-
U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
197
Shares Common Stock ( 97.1% ) Value
Communications Services (1.7%)
8,662 ATN International, Inc. $ 479,788
40,148 Cincinnati Bell, Inc.
a
420,350
33,188 Cogent Communications Holdings 2,184,102
57,389 Consolidated Communications
Holdings, Inc. 222,669
43,392 E.W. Scripps Company 681,688
97,844 Gannett Company, Inc.
b
624,245
77,244 Iridium Communications, Inc.
a
1,903,292
36,709 QuinStreet, Inc.
a
562,015
24,475 Scholastic Corporation 941,064
37,317 Shenandoah Telecommunications
Company 1,552,761
13,962 Spok Holdings, Inc. 170,755
181,600 Vonage Holdings Corporation
a
1,345,656
Total 11,088,385
Consumer Discretionary (13.4%)
49,970 Abercrombie & Fitch Company 863,981
89,559 American Axle & Manufacturing
Holdings, Inc.
a
963,655
12,261 American Public Education, Inc.
a
335,829
15,406 Asbury Automotive Group, Inc.
a
1,722,237
30,766 Barnes & Noble Education, Inc.
a
131,371
31,066 Big Lots, Inc. 892,216
15,259 BJ's Restaurants, Inc. 579,232
69,166 Bloomin' Brands, Inc. 1,526,494
22,744 Boot Barn Holdings, Inc.
a
1,012,790
22,733 Buckle, Inc.
b
614,700
32,419 Caleres, Inc. 769,951
74,933 Callaway Golf Company 1,588,580
56,039 Career Education Corporation
a
1,030,557
17,302 Cato Corporation 301,055
6,837 Cavco Industries, Inc.
a
1,335,813
21,466 Century Communities, Inc.
a
587,095
94,451 Chico's FAS, Inc.
b
359,858
12,398 Children's Place, Inc.
b
775,123
13,230 Chuy's Holdings, Inc.
a
342,922
15,189 Conn's, Inc.
a,b
188,192
39,959 Cooper Tire & Rubber Company 1,148,821
13,408 Cooper-Standard Holdings, Inc.
a
444,609
36,283 Core-Mark Holding Company, Inc. 986,535
54,625 Crocs, Inc.
a
2,288,241
24,549 Dave & Buster's Entertainment, Inc.
b
986,133
43,933 Designer Brands, Inc. 691,505
13,371 Dine Brands Global, Inc. 1,116,746
23,229 Dorman Products, Inc.
a
1,758,900
15,554 El Pollo Loco Holdings, Inc.
a
235,488
19,478 Ethan Allen Interiors, Inc. 371,251
53,561 Express, Inc.
a
260,842
17,065 Fiesta Restaurant Group, Inc.
a
168,773
37,005 Fossil, Inc.
a,b
291,599
14,034 Foundation Building Materials, Inc.
a
271,558
30,675 Fox Factory Holding Corporation
a
2,134,060
52,492 GameStop Corporation
b
319,151
59,580 Garrett Motion, Inc.
a
595,204
11,346 Genesco, Inc.
a
543,700
26,071 Gentherm, Inc.
a
1,157,292
34,273 G-III Apparel Group, Ltd.
a
1,148,145
13,936 Group 1 Automotive, Inc. 1,393,600
33,972 Guess ?, Inc.
b
760,293
14,405 Haverty Furniture Companies, Inc. 290,405
14,038 Hibbett Sports, Inc.
a,b
393,626
16,970 Installed Building Products, Inc.
a
1,168,724
22,511 iRobot Corporation
a,b
1,139,732
239,509 J.C. Penney Company, Inc.
a,b
268,250
37,181 Kontoor Brands, Inc.
b
1,561,230
Shares Common Stock ( 97.1% ) Value
Consumer Discretionary (13.4%) - continued
36,932 La-Z-Boy, Inc. $ 1,162,619
19,929 LCI Industries 2,134,994
15,898 LGI Homes, Inc.
a
1,123,194
21,436 Liquidity Services, Inc.
a
127,759
18,031 Lithia Motors, Inc. 2,650,557
22,860 Lumber Liquidators Holdings, Inc.
a
223,342
39,876 M.D.C. Holdings, Inc. 1,521,668
22,409 M/I Homes, Inc.
a
881,794
18,304 Marcus Corporation 581,518
17,084 MarineMax, Inc.
a
285,132
28,666 Meritage Homes Corporation
a
1,751,779
60,776 Michaels Companies, Inc.
a,b
491,678
9,503 Monarch Casino & Resort, Inc.
a
461,371
26,493 Monro, Inc. 2,071,753
15,095 Motorcar Parts of America, Inc.
a
332,543
13,070 Movado Group, Inc. 284,142
435,137 Office Depot, Inc. 1,192,275
13,564 Oxford Industries, Inc. 1,022,997
16,064 PetMed Express, Inc.
b
377,825
10,303 Red Robin Gourmet Burgers, Inc.
a
340,205
19,247 Regis Corporation
a,b
343,944
39,238 Rent-A-Center, Inc. 1,131,624
21,611 Ruth's Hospitality Group, Inc. 470,363
24,725 Shake Shack, Inc.
a
1,472,868
7,120 Shoe Carnival, Inc.
b
265,434
15,246 Shutterstock, Inc.
a
653,748
41,681 Signet Jewelers, Ltd. 906,145
22,635 Sleep Number Corporation
a
1,114,547
19,319 Sonic Automotive, Inc. 598,889
12,915 Stamps.com, Inc.
a
1,078,661
16,093 Standard Motor Products, Inc. 856,469
61,605 Steven Madden, Ltd. 2,649,631
17,490 Strategic Education, Inc. 2,779,161
13,226 Sturm, Ruger & Company, Inc. 622,019
40,324 Tailored Brands, Inc.
b
166,941
18,275 TechTarget, Inc.
a
476,978
27,031 TopBuild Corporation
a
2,786,355
38,936 Tupperware Brands Corporation 334,071
11,635 Unifi, Inc.
a
293,900
11,090 Universal Electronics, Inc.
a
579,563
18,674 Vera Bradley, Inc.
a
220,353
46,045 Vista Outdoor, Inc.
a
344,417
26,299 William Lyon Homes
a
525,454
23,452 Wingstop, Inc. 2,022,266
26,822 Winnebago Industries, Inc. 1,421,030
64,397 Wolverine World Wide, Inc. 2,172,755
16,232 Zumiez, Inc.
a
560,653
Total 85,683,448
Consumer Staples (4.2%)
25,958 Andersons, Inc. 656,218
352,749 Avon Products, Inc. 1,989,504
50,996 B&G Foods, Inc. 914,358
13,029 Calavo Growers, Inc. 1,180,297
24,115 Cal-Maine Foods, Inc. 1,030,916
7,809 Central Garden & Pet Company
a
242,626
31,994 Central Garden & Pet Company,
Class A
a
939,344
20,288 Chefs' Warehouse, Inc.
a
773,176
3,696 Coca-Cola Consolidated, Inc. 1,049,849
130,355 Darling Ingredients, Inc.
a
3,660,368
24,120 Fresh Del Monte Produce, Inc. 843,718
14,030 Inter Parfums, Inc. 1,020,121
11,888 J & J Snack Foods Corporation 2,190,602
7,001 John B. Sanfilippo & Son, Inc. 639,051
9,248 Medifast, Inc.
b
1,013,396

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
198
Shares Common Stock ( 97.1% ) Value
Consumer Staples (4.2%) - continued
10,575 MGP Ingredients, Inc.
b
$ 512,359
9,269 National Beverage Corporation
a,b
472,904
17,750 PriceSmart, Inc. 1,260,605
5,448 Seneca Foods Corporation
a
222,224
28,941 SpartanNash Company 412,120
42,455 United Natural Foods, Inc.
a
371,906
19,750 Universal Corporation 1,126,935
9,995 USANA Health Sciences, Inc.
a
785,107
91,789 Vector Group, Ltd. 1,229,055
10,912 WD-40 Company 2,118,456
Total 26,655,215
Energy (4.2%)
101,605 Archrock, Inc. 1,020,114
14,788 Bonanza Creek Energy, Inc.
a
345,152
310,909 Callon Petroleum Company
a,b
1,501,690
20,624 CONSOL Energy, Inc.
a
299,254
392,320 Denbury Resources, Inc.
a
553,171
51,530 Diamond Offshore Drilling, Inc.
a,b
370,501
28,809 Dril-Quip, Inc.
a
1,351,430
15,765 Era Group, Inc.
a
160,330
22,404 Exterran Corporation
a
175,423
10,854 Geospace Technologies Corporation
a
182,022
26,911 Green Plains, Inc. 415,237
115,723 Gulfport Energy Corporation
a
351,798
112,565 Helix Energy Solutions Group, Inc.
a
1,084,001
86,771 HighPoint Resources Corporation
a
146,643
47,582 Jagged Peak Energy, Inc.
a,b
403,971
16,728 KLX Energy Services Holdings, Inc.
a
107,728
143,501 Laredo Petroleum Holdings, Inc.
a
411,848
21,628 Matrix Service Company
a
494,849
144,777 McDermott International, Inc.
a,b
97,956
269,114 Nabors Industries, Ltd. 775,048
71,435 Newpark Resources, Inc.
a
447,897
198,425 Noble Corporation
a
242,079
230,259 Oasis Petroleum, Inc.
a
750,644
78,773 Oceaneering International, Inc.
a
1,174,505
48,175 Oil States International, Inc.
a
785,734
29,343 Par Pacific Holdings, Inc.
a
681,931
46,891 PDC Energy, Inc.
a
1,227,137
10,717 Penn Virginia Corporation
a
325,261
65,567 ProPetro Holding Corporation
a
737,629
189,342 QEP Resources, Inc. 852,039
166,165 Range Resources Corporation
b
805,900
31,025 Renewable Energy Group, Inc.
a,b
836,124
4,460 REX American Resources
Corporation
a
365,542
47,515 Ring Energy, Inc.
a
125,440
40,991 RPC, Inc.
b
214,793
13,979 SEACOR Holdings, Inc.
a
603,194
84,471 SM Energy Company 949,454
431,007 Southwestern Energy Company
a
1,043,037
193,941 SRC Energy, Inc.
a
799,037
15,967 Talos Energy, Inc.
a
481,405
99,962 TETRA Technologies, Inc.
a
195,926
58,578 U.S. Silica Holdings, Inc. 360,255
157,559 Valaris plc
b
1,033,587
40,666 Warrior Met Coal, Inc. 859,273
72,698 Whiting Petroleum Corporation
a,b
533,603
Total 26,679,592
Financials (17.1%)
15,245 Allegiance Bancshares, Inc.
a
573,212
36,272 Ambac Financial Group, Inc.
a
782,387
Shares Common Stock ( 97.1% ) Value
Financials (17.1%) - continued
72,495 American Equity Investment Life
Holding Company $ 2,169,775
52,139 Ameris Bancorp 2,217,993
15,368 AMERISAFE, Inc. 1,014,749
113,696 Apollo Commercial Real Estate
Finance, Inc. 2,079,500
46,891 ARMOUR Residential REIT, Inc. 837,942
42,457 Axos Financial, Inc.
a
1,285,598
35,722 Banc of California, Inc. 613,704
29,676 Banner Corporation 1,679,365
34,196 Berkshire Hills Bancorp, Inc. 1,124,364
38,971 Blucora, Inc.
a
1,018,702
66,281 Boston Private Financial Holdings,
Inc. 797,360
63,515 Brookline Bancorp, Inc. 1,045,457
101,932 Cadence Bancorporation 1,848,027
75,330 Capstead Mortgage Corporation 596,614
22,595 Central Pacific Financial Corporation 668,360
12,980 City Holding Company 1,063,711
57,438 Columbia Banking System, Inc. 2,336,865
41,168 Community Bank System, Inc. 2,920,458
22,943 Customers Bancorp, Inc.
a
546,273
105,982 CVB Financial Corporation 2,287,092
24,554 Dime Community Bancshares, Inc. 512,933
24,853 Donnelley Financial Solutions, Inc.
a
260,211
26,741 Eagle Bancorp, Inc. 1,300,415
16,185 eHealth, Inc.
a
1,555,055
25,333 Employers Holdings, Inc. 1,057,653
22,010 Encore Capital Group, Inc.
a,b
778,274
26,889 Enova International, Inc.
a
646,949
41,855 EZCORP, Inc.
a,b
285,451
104,133 FGL Holdings 1,109,016
173,072 First BanCorp 1,832,832
78,284 First Commonwealth Financial
Corporation 1,135,901
79,133 First Financial Bancorp 2,013,144
87,564 First Midwest Bancorp, Inc. 2,019,226
27,449 Flagstar Bancorp, Inc. 1,049,924
10,664 Franklin Financial Network, Inc. 366,095
68,266 Glacier Bancorp, Inc. 3,139,553
43,677 Granite Point Mortgage Trust, Inc. 802,783
44,816 Great Western Bancorp, Inc. 1,556,908
11,851 Greenhill & Company, Inc. 202,415
24,774 Hanmi Financial Corporation 495,356
5,107 HCI Group, Inc. 233,135
29,157 Heritage Financial Corporation 825,143
19,437 HomeStreet, Inc.
a
660,858
100,884 Hope Bancorp, Inc. 1,499,136
32,821 Horace Mann Educators Corporation 1,432,965
27,370 Independent Bank Corporation 2,278,552
12,970 INTL FCStone, Inc.
a
633,325
113,706 Invesco Mortgage Capital. Inc. 1,893,205
24,210 James River Group Holdings, Ltd. 997,694
16,408 Kinsale Capital Group, Inc. 1,668,037
19,225 KKR Real Estate Finance Trust, Inc. 392,574
27,532 Meta Financial Group, Inc. 1,005,193
24,820 National Bank Holdings Corporation 874,160
34,869 NBT Bancorp, Inc. 1,414,287
232,004 New York Mortgage Trust, Inc. 1,445,385
54,130 NMI Holdings, Inc.
a
1,796,033
34,457 Northfield Bancorp, Inc. 584,391
79,842 Northwest Bancshares, Inc. 1,327,772
40,885 OFG Bancorp 965,295
135,387 Old National Bancorp 2,476,228
17,202 Opus Bank 445,016
47,269 Pacific Premier Bancorp, Inc. 1,541,206

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
199
Shares Common Stock ( 97.1% ) Value
Financials (17.1%) - continued
79,772 PennyMac Mortgage Investment
Trust $ 1,778,118
11,432 Piper Jaffray Companies 913,874
36,158 PRA Group, Inc.
a
1,312,535
10,835 Preferred Bank 651,075
42,831 ProAssurance Corporation 1,547,912
47,815 Provident Financial Services, Inc. 1,178,640
28,074 Ready Capital Corporation 432,901
89,729 Redwood Trust, Inc. 1,484,118
30,683 S&T Bancorp, Inc. 1,236,218
11,637 Safety Insurance Group, Inc. 1,076,772
40,992 Seacoast Banking Corporation of
Florida
a
1,253,125
36,698 ServisFirst Bancshares, Inc. 1,382,781
90,744 Simmons First National Corporation 2,431,032
25,275 Southside Bancshares, Inc. 938,713
18,877 Stewart Information Services
Corporation 769,993
63,770 Third Point Reinsurance, Ltd.
a
670,860
9,755 Tompkins Financial Corporation 892,583
18,576 Triumph Bancorp, Inc.
a
706,260
77,170 TrustCo Bank Corporation 669,064
62,889 United Community Banks, Inc. 1,942,012
16,942 United Fire Group, Inc. 740,874
16,524 United Insurance Holdings
Corporation 208,368
24,329 Universal Insurance Holdings, Inc. 680,969
37,609 Veritex Holdings, Inc. 1,095,550
5,148 Virtus Investment Partners, Inc. 626,615
55,995 Waddell & Reed Financial, Inc.
b
936,236
22,820 Walker & Dunlop, Inc. 1,475,998
21,543 Westamerica Bancorporation 1,459,969
93,927 WisdomTree Investments, Inc. 454,607
4,412 World Acceptance Corporation
a
381,197
Total 109,346,161
Health Care (11.9%)
38,244 Acorda Therapeutics, Inc.
a
78,018
10,778 Addus HomeCare Corporation
a
1,047,837
75,333 Akorn, Inc.
a
112,999
27,006 AMAG Pharmaceuticals, Inc.
a,b
328,663
37,194 AMN Healthcare Services, Inc.
a
2,317,558
27,283 Amphastar Pharmaceuticals, Inc.
a
526,289
29,955 AngioDynamics, Inc.
a
479,580
7,406 ANI Pharmaceuticals, Inc.
a
456,728
11,362 Anika Therapeutics, Inc.
a
589,120
27,065 Biotelemetry, Inc.
a
1,253,110
28,028 Cardiovascular Systems, Inc.
a
1,361,881
22,437 Care.com, Inc.
a
337,228
93,833 Community Health Systems, Inc.
a
272,116
9,945 Computer Programs and Systems,
Inc. 262,548
22,597 CONMED Corporation 2,527,023
81,897 Corcept Therapeutics, Inc.
a
990,954
7,132 CorVel Corporation
a
623,052
77,672 Covetrus, Inc.
a,b
1,025,270
29,363 Cross Country Healthcare, Inc.
a
341,198
29,863 CryoLife, Inc.
a
808,989
11,333 Cutera, Inc.
a
405,835
47,044 Cytokinetics, Inc.
a
499,137
45,976 Diplomat Pharmacy, Inc.
a
183,904
8,055 Eagle Pharmaceuticals, Inc.
a
483,944
34,940 Emergent Biosolutions, Inc.
a
1,885,013
12,723 Enanta Pharmaceuticals, Inc.
a
786,027
160,707 Endo International plc
a
753,716
39,933 Ensign Group, Inc. 1,811,760
Shares Common Stock ( 97.1% ) Value
Health Care (11.9%) - continued
29,730 Hanger, Inc.
a
$ 820,845
20,367 HealthStream, Inc.
a
553,982
5,610 Heska Corporation
a
538,223
70,148 HMS Holdings Corporation
a
2,076,381
53,225 Innoviva, Inc.
a
753,666
14,538 Inogen, Inc.
a
993,382
26,021 Integer Holdings Corporation
a
2,092,869
26,813 Invacare Corporation 241,853
26,657 Lannett Company, Inc.
a,b
235,115
31,251 Lantheus Holdings, Inc.
a
640,958
13,053 LeMaitre Vascular, Inc. 469,255
23,585 LHC Group, Inc.
a
3,249,070
33,362 Luminex Corporation 772,664
17,340 Magellan Health Services, Inc.
a
1,356,855
59,191 Medicines Company
a,b
5,027,684
21,804 Medpace Holdings, Inc.
a
1,832,844
34,033 Meridian Bioscience, Inc. 332,502
43,960 Merit Medical Systems, Inc.
a
1,372,431
3,198 Mesa Laboratories, Inc. 797,581
90,408 Momenta Pharmaceuticals, Inc.
a
1,783,750
59,232 Myriad Genetics, Inc.
a
1,612,887
27,144 Natus Medical, Inc.
a
895,481
41,742 Neogen Corporation
a
2,724,083
83,135 NeoGenomics, Inc.
a
2,431,699
38,555 NextGen Healthcare, Inc.
a
619,579
33,393 Omnicell, Inc.
a
2,728,876
49,149 OraSure Technologies, Inc.
a
394,666
15,173 Orthifix Medical, Inc.
a
700,689
50,046 Owens & Minor, Inc. 258,738
33,228 Pacira Pharmaceuticals, Inc.
a
1,505,228
20,843 Pennant Group, Inc.
a
689,278
16,154 Phibro Animal Health Corporation 401,104
68,813 Progenics Pharmaceuticals, Inc.
a
350,258
9,141 Providence Service Corporation
a
540,964
33,224 RadNet, Inc.
a
674,447
24,957 REGENXBIO, Inc.
a
1,022,488
85,566 Select Medical Holdings Corporation
a
1,997,110
89,955 Spectrum Pharmaceuticals, Inc.
a
327,436
41,774 Supernus Pharmaceuticals, Inc.
a
990,879
10,788 Surmodics, Inc.
a
446,947
15,653 Tabula Rasa HealthCare, Inc.
a,b
761,988
15,151 Tactile Systems Technology, Inc.
a
1,022,844
34,394 Tivity Health, Inc.
a,b
699,746
10,171 U.S. Physical Therapy, Inc. 1,163,054
42,470 Vanda Pharmaceuticals, Inc.
a
696,933
30,553 Varex Imaging Corporation
a
910,785
39,293 Xencor, Inc.
a
1,351,286
Total 76,410,880
Industrials (17.0%)
20,663 A. Schulman, Inc. CVR
a,c
15,115
32,357 AAON, Inc. 1,598,759
26,174 AAR Corporation 1,180,447
52,884 ABM Industries, Inc. 1,994,256
42,900 Actuant Corporation 1,116,687
24,492 Aegion Corporation
a
547,886
57,646 Aerojet Rocketdyne Holdings, Inc.
a
2,632,116
17,193 Aerovironment, Inc.
a
1,061,496
7,721 Alamo Group, Inc. 969,372
24,445 Albany International Corporation 1,855,864
10,505 Allegiant Travel Company 1,828,290
12,396 American Woodmark Corporation
a
1,295,506
21,143 Apogee Enterprises, Inc. 687,148
30,780 Applied Industrial Technologies, Inc. 2,052,718
20,310 ArcBest Corporation 560,556
38,530 Arcosa, Inc. 1,716,512

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
200
Shares Common Stock ( 97.1% ) Value
Industrials (17.0%) - continued
17,952 Astec Industries, Inc. $ 753,984
20,600 Atlas Air Worldwide Holdings, Inc.
a
567,942
20,824 AZZ, Inc. 956,863
37,958 Barnes Group, Inc. 2,351,878
39,626 Brady Corporation 2,268,985
33,817 Briggs & Stratton Corporation 225,221
28,505 Chart Industries, Inc.
a
1,923,803
15,853 CIRCOR International, Inc.
a
733,043
29,203 Comfort Systems USA, Inc. 1,455,770
24,902 Cubic Corporation 1,583,020
12,755 DXP Enterprises, Inc.
a
507,777
21,734 Echo Global Logistics, Inc.
a
449,894
16,691 Encore Wire Corporation 958,063
16,549 EnPro Industries, Inc. 1,106,797
20,687 ESCO Technologies, Inc. 1,913,548
41,269 Exponent, Inc. 2,847,974
48,179 Federal Signal Corporation 1,553,773
8,452 Forrester Research, Inc.
a
352,448
22,432 Forward Air Corporation 1,569,118
30,640 Franklin Electric Company, Inc. 1,756,285
25,697 Gibraltar Industries, Inc.
a
1,296,157
33,577 GMS, Inc.
a
909,265
37,217 Granite Construction, Inc.
b
1,029,794
25,955 Greenbrier Companies, Inc. 841,721
33,915 Griffon Corporation 689,492
62,592 Harsco Corporation
a
1,440,242
37,099 Hawaiian Holdings, Inc. 1,086,630
37,226 Heartland Express, Inc. 783,607
15,264 Heidrick & Struggles International,
Inc. 496,080
59,009 Hillenbrand, Inc. 1,965,590
26,575 Hub Group, Inc.
a
1,363,032
14,570 Insteel Industries, Inc. 313,109
46,516 Interface, Inc. 771,701
25,215 John Bean Technologies Corporation 2,840,722
22,184 Kaman Corporation 1,462,369
26,424 Kelly Services, Inc. 596,654
44,045 Korn Ferry 1,867,508
8,610 Lindsay Corporation 826,474
13,953 Lydall, Inc.
a
286,316
30,918 Marten Transport, Ltd. 664,428
34,133 Matson, Inc. 1,392,626
24,954 Matthews International Corporation 952,494
35,132 Mobile Mini, Inc. 1,331,854
25,668 Moog, Inc. 2,190,250
45,348 Mueller Industries, Inc. 1,439,799
13,256 MYR Group, Inc.
a
432,013
4,011 National Presto Industries, Inc. 354,532
17,787 Patrick Industries, Inc. 932,572
46,505 PGT Innovations, Inc.
a
693,390
136,038 Pitney Bowes, Inc. 548,233
7,013 Powell Industries, Inc. 343,567
21,307 Proto Labs, Inc.
a
2,163,726
26,405 Quanex Building Products
Corporation 450,997
56,454 R.R. Donnelley & Sons Company 222,993
28,474 Raven Industries, Inc. 981,214
23,971 Resources Connection, Inc. 391,446
20,652 Saia, Inc.
a
1,923,114
32,119 Simpson Manufacturing Company,
Inc. 2,576,907
40,148 SkyWest, Inc. 2,594,765
35,150 SPX Corporation
a
1,788,432
33,894 SPX FLOW, Inc.
a
1,656,400
9,923 Standex International Corporation 787,390
24,177 Team, Inc.
a,b
386,107
Shares Common Stock ( 97.1% ) Value
Industrials (17.0%) - continued
14,545 Tennant Company $ 1,133,346
39,844 Titan International, Inc. 144,235
39,880 Triumph Group, Inc. 1,007,768
31,018 TrueBlue, Inc.
a
746,293
12,184 UniFirst Corporation 2,460,924
48,882 Universal Forest Products, Inc. 2,331,671
20,263 US Ecology, Inc. 1,173,430
10,127 Veritiv Corporation
a
199,198
16,185 Viad Corporation 1,092,488
14,598 Vicor Corporation
a
682,019
43,071 Wabash National Corporation 632,713
21,978 Watts Water Technologies, Inc. 2,192,525
Total 108,811,236
Information Technology (13.6%)
94,293 3D Systems Corporation
a,b
825,064
79,805 8x8, Inc.
a
1,460,432
38,081 ADTRAN, Inc. 376,621
30,504 Advanced Energy Industries, Inc.
a
2,171,885
16,201 Agilysys, Inc.
a
411,667
29,007 Alarm.com Holdings, Inc.
a
1,246,431
23,973 Anixter International, Inc.
a
2,207,913
15,218 Applied Optoelectronics, Inc.
a,b
180,790
60,282 Arlo Technologies, Inc.
a
253,787
25,815 Axcelis Technologies, Inc.
a
622,012
23,180 Badger Meter, Inc. 1,505,077
8,065 Bel Fuse, Inc. 165,332
29,960 Benchmark Electronics, Inc. 1,029,426
30,347 Bottomline Technologies (de), Inc.
a
1,626,599
57,567 Brooks Automation, Inc. 2,415,511
27,168 CalAmp Corporation
a
260,269
28,768 Cardtronics, Inc.
a
1,284,491
17,512 CEVA, Inc.
a
472,124
32,858 Cohu, Inc. 750,805
19,421 Comtech Telecommunications
Corporation 689,251
26,234 CSG Systems International, Inc. 1,358,397
25,957 CTS Corporation 778,970
29,838 Daktronics, Inc. 181,713
61,147 Diebold Nixdorf, Inc.
a
645,712
22,545 Digi International, Inc.
a
399,497
32,920 Diodes, Inc.
a
1,855,700
18,317 DSP Group, Inc.
a
288,310
17,726 Ebix, Inc.
b
592,226
10,754 ePlus, Inc.
a
906,455
47,535 EVERTEC, Inc. 1,618,091
27,148 ExlService Holdings, Inc.
a
1,885,700
96,798 Extreme Networks, Inc.
a
713,401
29,464 Fabrinet
a
1,910,446
13,857 FARO Technologies, Inc.
a
697,700
60,276 FormFactor, Inc.
a
1,565,368
91,705 Glu Mobile, Inc.
a
554,815
71,936 Harmonic, Inc.
a
561,101
17,912 Ichor Holdings, Ltd.
a
595,932
28,496 Insight Enterprises, Inc.
a
2,002,984
28,040 Itron, Inc.
a
2,353,958
46,256 KEMET Corporation 1,251,225
68,519 Knowles Corporation
a
1,449,177
50,489 Kulicke and Soffa Industries, Inc. 1,373,301
49,020 LivePerson, Inc.
a
1,813,740
21,430 ManTech International Corporation 1,711,828
51,856 MaxLinear, Inc.
a
1,100,384
29,534 Methode Electronics, Inc. 1,162,163
6,555 MicroStrategy, Inc.
a
934,940
14,173 MTS Systems Corporation 680,729
24,005 NETGEAR, Inc.
a
588,363

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
201
Shares Common Stock ( 97.1% ) Value
Information Technology (13.6%) - continued
53,321 NIC, Inc. $ 1,191,724
25,928 OneSpan, Inc.
a
443,887
39,065 Onto Innovation, Inc.
a
1,427,435
13,594 OSI Systems, Inc.
a
1,369,460
15,521 Park Aerospace Corporation 252,527
22,152 PDF Solutions, Inc.
a
374,147
25,966 Perficient, Inc.
a
1,196,254
53,506 Photronics, Inc.
a
843,255
26,062 Plantronics, Inc. 712,535
23,234 Plexus Corporation
a
1,787,624
23,427 Power Integrations, Inc. 2,317,165
35,661 Progress Software Corporation 1,481,715
26,543 Qualys, Inc.
a
2,212,890
88,776 Rambus, Inc.
a
1,222,889
14,788 Rogers Corporation
a
1,844,507
55,719 Sanmina Corporation
a
1,907,819
20,118 ScanSource, Inc.
a
743,360
10,476 SMART Global Holdings, Inc.
a
397,459
27,741 SPS Commerce, Inc.
a
1,537,406
30,682 Sykes Enterprises, Inc.
a
1,134,927
100,839 TiVo Corp 855,115
14,066 TTEC Holdings, Inc. 557,295
78,120 TTM Technologies, Inc.
a
1,175,706
31,695 Ultra Clean Holdings, Inc.
a
743,882
41,236 Unisys Corporation
a
489,059
38,939 Veeco Instruments, Inc.
a
571,819
182,970 Viavi Solutions, Inc.
a
2,744,550
23,763 Virtusa Corporation
a
1,077,177
39,448 Xperi Corporation 729,788
Total 86,831,189
Materials (4.7%)
22,225 AdvanSix, Inc.
a
443,611
251,971 AK Steel Holding Corporation
a
828,985
21,152 American Vanguard Corporation 411,829
25,615 Balchem Corporation 2,603,253
31,035 Boise Cascade Company 1,133,709
39,638 Century Aluminum Company
a
297,880
13,151 Clearwater Paper Corporation
a
280,905
215,054 Cleveland-Cliffs, Inc.
b
1,806,454
11,662 DMC Global, Inc.
b
524,090
65,267 Ferro Corporation
a
967,910
20,550 FutureFuel Corporation 254,615
42,828 GCP Applied Technologies, Inc.
a
972,624
40,594 H.B. Fuller Company 2,093,433
7,532 Hawkins, Inc. 345,041
9,964 Haynes International, Inc. 356,512
15,679 Innophos Holdings, Inc. 501,414
19,505 Innospec, Inc. 2,017,597
12,644 Kaiser Aluminum Corporation 1,402,093
16,481 Koppers Holdings, Inc.
a
629,904
25,244 Kraton Performance Polymers, Inc.
a
639,178
116,237 Livent Corporation
a
993,826
17,417 LSB Industries, Inc.
a
73,151
16,246 Materion Corporation 965,825
31,877 Mercer International, Inc. 392,087
28,283 Myers Industries, Inc. 471,760
13,389 Neenah, Inc. 942,987
7,267 Olympic Steel, Inc. 130,225
35,171 PH Glatfelter Company 643,629
10,307 Quaker Chemical Corporation 1,695,708
39,762 Rayonier Advanced Materials, Inc. 152,686
24,602 Schweitzer-Mauduit International,
Inc. 1,033,038
15,948 Stepan Company 1,633,713
69,079 SunCoke Energy, Inc. 430,362
Shares Common Stock ( 97.1% ) Value
Materials (4.7%) - continued
31,762 TimkenSteel Corporation
a
$ 249,649
19,651 Tredegar Corporation 439,200
31,197 Trinseo SA 1,160,840
12,632 US Concrete, Inc.
a
526,249
Total 30,445,972
Real Estate (7.2%)
69,233 Acadia Realty Trust 1,795,212
33,771 Agree Realty Corporation 2,369,711
38,193 American Assets Trust, Inc. 1,753,059
44,131 Armada Hoffler Properties, Inc. 809,804
76,087 CareTrust REIT, Inc. 1,569,675
138,152 CBL & Associates Properties, Inc. 145,060
68,431 Cedar Realty Trust, Inc. 201,871
37,364 Chatham Lodging Trust 685,256
15,103 Community Healthcare Trust, Inc. 647,315
159,407 DiamondRock Hospitality Company 1,766,230
59,049 Easterly Government Properties, Inc. 1,401,233
64,522 Essential Properties Realty Trust, Inc. 1,600,791
54,875 Four Corners Property Trust, Inc. 1,546,926
85,383 Franklin Street Properties
Corporation 730,878
27,229 Getty Realty Corporation 895,017
71,231 Global Net Lease, Inc. 1,444,565
28,592 Hersha Hospitality Trust 416,014
72,375 Independence Realty Trust, Inc. 1,019,040
51,900 Industrial Logistics Properties Trust 1,163,598
9,439 Innovative Industrial Properties, Inc. 716,137
47,025 iSTAR Financial, Inc. 682,333
66,867 Kite Realty Group Trust 1,305,912
197,369 Lexington Realty Trust 2,096,059
31,652 LTC Properties, Inc. 1,417,060
18,695 Marcus and Millichap, Inc.
a
696,389
47,241 National Storage Affiliates Trust 1,588,242
38,382 Office Properties Income Trust 1,233,597
47,573 Pennsylvania REIT 253,564
14,202 RE/MAX Holdings, Inc. 546,635
91,044 Realogy Holdings Corporation
b
881,306
92,362 Retail Opportunity Investments
Corporation 1,631,113
63,999 RPT Realty 962,545
9,892 Safehold, Inc. 398,648
9,381 Saul Centers, Inc. 495,129
25,074 St. Joe Company
a,b
497,217
83,738 Summit Hotel Properties, Inc. 1,033,327
153,896 Uniti Group, Inc. 1,263,486
10,078 Universal Health Realty Income Trust 1,182,754
23,801 Urstadt Biddle Properties, Inc. 591,217
148,580 Washington Prime Group, Inc. 540,831
64,174 Washington REIT 1,872,597
32,355 Whitestone REIT 440,675
89,691 Xenia Hotels & Resorts, Inc. 1,938,222
Total 46,226,250
Utilities (2.1%)
29,333 American States Water Company 2,541,411
53,118 Avista Corporation 2,554,445
38,335 California Water Service Group 1,976,553
32,435 El Paso Electric Company 2,202,012
24,235 Northwest Natural Holding Company 1,786,846

Small Cap Index Portfolio
Schedule of Investments as of December 31, 2019
The accompanying Notes to Financial Statements are an integral part of this schedule.
202
Shares Common Stock ( 97.1% ) Value
Utilities (2.1%) - continued
73,568 South Jersey Industries, Inc. $ 2,426,273
Total 13,487,540
Total Common Stock
(cost $504,188,089) 621,665,868
Shares
Collateral Held for Securities Loaned
( 5.0% ) Value
31,813,039 Thrivent Cash Management Trust 31,813,039
Total Collateral Held for Securities
Loaned
(cost $31,813,039) 31,813,039
Shares
Registered Investment Companies
( 2.8% ) Value
Unaffiliated  (2.8%)
215,832 iShares Core S&P Small-Cap ETF 18,097,513
Total 18,097,513
Total Registered Investment
Companies (cost $17,024,306) 18,097,513
Shares or
Principal
Amount Short-Term Investments ( 0.1% ) Value
Federal Home Loan Bank Discount
Notes
200,000 1.540%, 3/10/2020
d,e
199,410
Thrivent Core Short-Term Reserve
Fund
62,752 1.970% 627,517
Total Short-Term Investments (cost
$826,926) 826,927
Total Investments (cost
$553,852,360) 105.0% $672,403,347
Other Assets and Liabilities, Net
(5.0%) (31,897,385)
Total Net Assets 100.0% $640,505,962
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial
Statements.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of
December 31, 2019:
Securities Lending Transactions
Common Stock $ 29,439,235
Total lending $29,439,235
Gross amount payable upon return of
collateral for securities loaned $31,813,039
Net amounts due to counterparty $2,373,804
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Report of Independent Registered Public Accounting
Firm

To the Board of Directors of Thrivent Series Fund, Inc. and Shareholders of each of the fifteen funds listed below

Opinions on the Financial
Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules
of investments, of Thrivent Aggressive Allocation Portfolio, Thrivent Balanced Income Plus
Portfolio, Thrivent Diversified Income Plus Portfolio, Thrivent Global Stock Portfolio, Thrivent High Yield
Portfolio, Thrivent Income Portfolio, Thrivent International Allocation Portfolio, Thrivent Large Cap
Index
Portfolio, Thrivent Limited Maturity Bond Portfolio, Thrivent Mid Cap Index Portfolio, Thrivent
Moderate Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, Thrivent
Moderately
Conservative Allocation Portfolio, Thrivent Opportunity Income Plus Portfolio, and Thrivent Small
Cap Index
Portfolio
(fifteen
of
the
funds
constituting
Thrivent
Series
Fund,
Inc.,
hereafter
collectively
referred
to as the "Funds") as of December 31, 2019, the related statements of operations for the year ended December
31,
2019,
the
statements
of
changes
in
net
assets
for
each
of
the
two
years
in
the
period
ended
December
31,
2019,
including
the
related
notes,
and
the
financial
highlights
for
each
of
the
five
years
in
the
period ended December 31, 2019 (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the
financial
position
of
each
of
the
Funds
as
of
December
31,
2019,
the
results
of
each
of
their
operations
for
the
year
then
ended,
the
changes
in
each
of
their
net
assets
for
each
of
the
two
years
in
the
period
ended December 31, 2019, and each of the financial highlights for each of the five years in the period ended December
31,
2019
in
conformity
with
accounting
principles
generally
accepted
in
the
United
States

of
America.

Basis for
Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to
express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and
are required
to
be
independent
with
respect
to
the
Funds
in
accordance
with
the
U.S.
federal
securities
laws
and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the
PCAOB. Those
standards
require
that
we
plan
and
perform
the
audit
to
obtain
reasonable
assurance
about
whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial
statements, whether due to error or fraud, and performing procedures that respond to those risks.
Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial
statements.
Our
audits
also
included
evaluating
the
accounting
principles
used
and
significant estimates
made
by
management,
as
well
as
evaluating
the
overall
presentation
of
the
financial
statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with
the
agent
banks,
brokers,
custodian,
and
transfer
agent;
when
replies
were
not
received
from
agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our
opinions.

PricewaterhouseCoopers
LLP,
45
South
Seventh
Street,
Suite
3400,
Minneapolis,
MN
55402
T: (612) 596 6000, F: (612) 373 7160,
www.pwc.com/us

We
have
served
as
the
auditor
of
one
or
more
investment
companies
in
Thrivent
Financial
for
Lutherans investment company complex since
1987.

2